UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)
Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2016 – September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

	Shares	Value
JNL/American Funds® Blue Chip Income and Growth Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	200,422	$2,639,552
Total Investment Companies (cost $2,429,417)		2,639,552
Total Investments - 100.0% (cost $2,429,417)		2,639,552
Other Assets and Liabilities - Net - (0.0%)		(999)
Total Net Assets - 100.0%		$2,638,553

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES - 100.0%
GLOBAL FIXED INCOME - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	43,596	$525,333
Total Investment Companies (cost $526,430)		525,333
Total Investments - 100.0% (cost $526,430)		525,333
Other Assets and Liabilities - Net - (0.0%)		(185)
Total Net Assets - 100.0%		$525,148

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	24,279	$507,918
Total Investment Companies (cost $569,272)		507,918
Total Investments - 100.0% (cost $569,272)		507,918
Other Assets and Liabilities - Net - (0.0%)		(180)
Total Net Assets - 100.0%		$507,738

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	86,064	$3,762,735
Total Investment Companies (cost $3,800,341)		3,762,735
Total Investments - 100.0% (cost $3,800,341)		3,762,735
Other Assets and Liabilities - Net - (0.0%)		(1,636)
Total Net Assets - 100.0%		$3,761,099

JNL/American Funds International Fund
INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY - 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	62,583	$1,110,840
Total Investment Companies (cost $1,189,621)		1,110,840
Total Investments - 100.0% (cost $1,189,621)		1,110,840
Other Assets and Liabilities - Net - (0.0%)		(479)
Total Net Assets - 100.0%		$1,110,361

JNL/American Funds New World Fund
INVESTMENT COMPANIES - 100.0%
EMERGING MARKETS EQUITY - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	44,426	$915,179
Total Investment Companies (cost $978,906)		915,179
Total Investments - 100.0% (cost $978,906)		915,179
Other Assets and Liabilities - Net - (0.0%)		(399)
Total Net Assets - 100.0%		$914,780

JNL Institutional Alt 20 Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 19.2%
JNL Multi-Manager Alternative Fund - Class A (2.4%) (b)	1,923	$18,402
JNL/AQR Managed Futures Strategy Fund - Class A (6.1%) (b)	4,729	45,449
JNL/BlackRock Global Long Short Credit Fund (7.1%) (b)	2,894	27,983
JNL/Boston Partners Global Long Short Equity Fund - Class A (8.3%) (b)	5,655	59,944
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.8%) (b)	505	7,076
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (8.0%) (b)	3,535	35,776
JNL/Invesco Global Real Estate Fund - Class A (0.7%) (b)	1,260	13,389
JNL/Neuberger Berman Currency Fund (8.8%) (b)	1,886	19,145
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (4.6%) (b)	87	1,101
JNL/Nicholas Convertible Arbitrage Fund (6.0%) (b)	2,371	23,874
JNL/PPM America Long Short Credit Fund (7.3%) (b)	964	9,322
JNL/Westchester Capital Event Driven Fund - Class A (10.8%) (b)	3,900	37,403
		298,864
DOMESTIC EQUITY - 33.4%
JNL Multi-Manager Mid Cap Fund - Class A (6.0%) (b)	3,927	39,902
JNL/DFA U.S. Micro Cap Fund (21.2%) (b)	2,113	19,586
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (8.7%) (b)	5,298	66,975
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.7%) (b)	5,572	100,459

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Mellon Capital Small Cap Index Fund - Class A (2.0%) (b)	2,341	39,052
JNL/T. Rowe Price Established Growth Fund - Class A (1.2%) (b)	2,366	82,491
JNL/T. Rowe Price Value Fund - Class A (2.2%) (b)	5,649	92,810
JNL/The London Company Focused U.S. Equity Fund (49.0%) (b)	6,530	78,555
		519,830
DOMESTIC FIXED INCOME - 23.3%
JNL/Crescent High Income Fund - Class A (3.4%) (b)	1,971	20,423
JNL/DoubleLine Total Return Fund (6.1%) (b)	14,764	163,581
JNL/PIMCO Total Return Bond Fund - Class A (0.9%) (b)	3,034	38,528
JNL/PPM America High Yield Bond Fund - Class A (0.9%) (b)	1,564	20,617
JNL/PPM America Total Return Fund - Class A (4.5%) (b)	4,119	50,746
JNL/Scout Unconstrained Bond Fund - Class A (5.6%) (b)	6,919	69,601
		363,496
EMERGING MARKETS EQUITY - 3.3%
JNL/Lazard Emerging Markets Fund - Class A (4.6%) (b)	4,555	42,999
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.7%) (b)	852	7,850
		50,849
GLOBAL FIXED INCOME - 3.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.0%) (b)	4,880	47,731
JNL/Neuberger Berman Strategic Income Fund - Class A (1.5%) (b)	855	9,632
		57,363
INTERNATIONAL EQUITY - 17.1%
JNL/Mellon Capital International Index Fund - Class A (7.4%) (b)	12,758	166,488
JNL/WCM Focused International Equity Fund (9.9%) (b)	8,431	100,166
		266,654
Total Investment Companies (cost $1,518,017)		1,557,056
Total Investments - 100.0% (cost $1,518,017)		1,557,056
Other Assets and Liabilities - Net - (0.0%)		(253)
Total Net Assets - 100.0%		$1,556,803

JNL Institutional Alt 35 Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 33.3%
JNL Multi-Manager Alternative Fund - Class A (2.1%) (b)	1,711	$16,380
JNL/AQR Managed Futures Strategy Fund - Class A (13.4%) (b)	10,337	99,340
JNL/AQR Risk Parity Fund (2.7%) (b)	78	1,028
JNL/BlackRock Global Long Short Credit Fund (16.6%) (b)	6,745	65,223
JNL/Boston Partners Global Long Short Equity Fund - Class A (17.5%) (b)	11,943	126,597
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.9%) (b)	1,254	17,551
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (17.3%) (b)	7,596	76,870
JNL/Invesco Global Real Estate Fund - Class A (1.5%) (b)	2,740	29,131
JNL/Neuberger Berman Currency Fund (20.6%) (b)	4,427	44,936
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (16.3%) (b)	310	3,924
JNL/Nicholas Convertible Arbitrage Fund (15.5%) (b)	6,094	61,367
JNL/PPM America Long Short Credit Fund (22.4%) (b)	2,972	28,736
JNL/Red Rocks Listed Private Equity Fund - Class A (2.2%) (b)	1,037	10,608
JNL/Westchester Capital Event Driven Fund - Class A (18.2%) (b)	6,578	63,081
		644,772
DOMESTIC EQUITY - 27.0%
JNL Multi-Manager Mid Cap Fund - Class A (5.9%) (b)	3,853	39,146
JNL/DFA U.S. Micro Cap Fund (16.0%) (b)	1,595	14,787
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (12.2%) (b)	7,457	94,260
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.8%) (b)	6,166	111,177
JNL/Mellon Capital Small Cap Index Fund - Class A (1.5%) (b)	1,787	29,800
JNL/T. Rowe Price Established Growth Fund - Class A (1.3%) (b)	2,386	83,178
JNL/T. Rowe Price Value Fund - Class A (2.2%) (b)	5,500	90,371
JNL/The London Company Focused U.S. Equity Fund (36.7%) (b)	4,891	58,837
		521,556
DOMESTIC FIXED INCOME - 18.9%
JNL/Crescent High Income Fund - Class A (4.5%) (b)	2,606	26,999
JNL/DoubleLine Total Return Fund (6.4%) (b)	15,326	169,810
JNL/PIMCO Total Return Bond Fund - Class A (1.2%) (b)	3,956	50,236
JNL/PPM America Total Return Fund - Class A (4.2%) (b)	3,807	46,907
JNL/Scout Unconstrained Bond Fund - Class A (5.8%) (b)	7,149	71,916
		365,868
EMERGING MARKETS EQUITY - 2.6%
JNL/Lazard Emerging Markets Fund - Class A (4.5%) (b)	4,440	41,917
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (3.1%) (b)	972	8,960
		50,877
GLOBAL FIXED INCOME - 3.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.2%) (b)	5,184	50,700
JNL/Neuberger Berman Strategic Income Fund - Class A (2.5%) (b)	1,468	16,548
		67,248
INTERNATIONAL EQUITY - 14.7%
JNL/Mellon Capital International Index Fund - Class A (7.7%) (b)	13,366	174,433

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/WCM Focused International Equity Fund (11.0%) (b)	9,318	110,697
		285,130
Total Investment Companies (cost $1,888,017)		1,935,451
Total Investments - 100.0% (cost $1,888,017)		1,935,451
Other Assets and Liabilities - Net - (0.0%)		(315)
Total Net Assets - 100.0%		$1,935,136

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 48.7%
JNL Multi-Manager Alternative Fund - Class A (8.3%) (b)	6,746	$64,560
JNL/AQR Managed Futures Strategy Fund - Class A (24.6%) (b)	19,004	182,632
JNL/AQR Risk Parity Fund (5.5%) (b)	159	2,101
JNL/BlackRock Global Long Short Credit Fund (32.9%) (b)	13,364	129,232
JNL/Boston Partners Global Long Short Equity Fund - Class A (36.6%) (b)	24,952	264,488
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (4.0%) (b)	2,574	36,042
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (34.2%) (b)	15,033	152,133
JNL/Invesco Global Real Estate Fund - Class A (3.0%) (b)	5,593	59,452
JNL/Neuberger Berman Currency Fund (40.6%) (b)	8,731	88,620
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (24.9%) (b)	474	6,002
JNL/Nicholas Convertible Arbitrage Fund (30.2%) (b)	11,862	119,452
JNL/PPM America Long Short Credit Fund (46.5%) (b)	6,154	59,511
JNL/Red Rocks Listed Private Equity Fund - Class A (4.5%) (b)	2,124	21,728
JNL/Westchester Capital Event Driven Fund - Class A (34.3%) (b)	12,387	118,786
		1,304,739
DOMESTIC EQUITY - 19.7%
JNL Multi-Manager Mid Cap Fund - Class A (6.2%) (b)	4,057	41,217
JNL/DFA U.S. Micro Cap Fund (16.0%) (b)	1,597	14,801
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (8.6%) (b)	5,269	66,596
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.2%) (b)	7,266	131,010
JNL/Mellon Capital Small Cap Index Fund - Class A (1.0%) (b)	1,254	20,921
JNL/T. Rowe Price Established Growth Fund - Class A (1.8%) (b)	3,515	122,575
JNL/T. Rowe Price Value Fund - Class A (3.2%) (b)	7,965	130,868
		527,988
DOMESTIC FIXED INCOME - 15.5%
JNL/Crescent High Income Fund - Class A (4.4%) (b)	2,579	26,721
JNL/DoubleLine Total Return Fund (7.2%) (b)	17,262	191,269
JNL/PIMCO Total Return Bond Fund - Class A (1.4%) (b)	4,450	56,512
JNL/PPM America Floating Rate Income Fund - Class A (0.5%) (b)	618	6,705
JNL/PPM America Total Return Fund - Class A (5.0%) (b)	4,611	56,804
JNL/Scout Unconstrained Bond Fund - Class A (6.4%) (b)	7,874	79,215
		417,226
EMERGING MARKETS EQUITY - 1.9%
JNL/Lazard Emerging Markets Fund - Class A (5.0%) (b)	4,953	46,758
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.9%) (b)	590	5,435
		52,193
GLOBAL FIXED INCOME - 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.8%) (b)	6,226	60,888
JNL/Neuberger Berman Strategic Income Fund - Class A (2.8%) (b)	1,659	18,699
		79,587
INTERNATIONAL EQUITY - 11.2%
JNL/Mellon Capital International Index Fund - Class A (8.8%) (b)	15,275	199,330
JNL/WCM Focused International Equity Fund (10.0%) (b)	8,453	100,424
		299,754
Total Investment Companies (cost $2,651,571)		2,681,487
Total Investments - 100.0% (cost $2,651,571)		2,681,487
Other Assets and Liabilities - Net - (0.0%)		(427)
Total Net Assets - 100.0%		$2,681,060

JNL Alt 65 Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 63.9%
JNL Multi-Manager Alternative Fund - Class A (3.1%) (b)	2,480	$23,734
JNL/AQR Managed Futures Strategy Fund - Class A (7.4%) (b)	5,710	54,870
JNL/BlackRock Global Long Short Credit Fund (8.6%) (b)	3,500	33,843
JNL/Boston Partners Global Long Short Equity Fund - Class A (9.8%) (b)	6,708	71,109
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.9%) (b)	587	8,213
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (10.3%) (b)	4,547	46,021
JNL/Invesco Global Real Estate Fund - Class A (0.9%) (b)	1,670	17,755
JNL/Neuberger Berman Currency Fund (11.2%) (b)	2,416	24,520
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (2.0%) (b)	38	480
JNL/Nicholas Convertible Arbitrage Fund (8.4%) (b)	3,309	33,319
JNL/PPM America Long Short Credit Fund (13.3%) (b)	1,761	17,025
JNL/Red Rocks Listed Private Equity Fund - Class A (0.6%) (b)	288	2,951
JNL/Westchester Capital Event Driven Fund - Class A (9.6%) (b)	3,456	33,144
		366,984

See accompanying Notes to Schedules of Investments.

	Shares	Value
DOMESTIC EQUITY - 15.6%
JNL Multi-Manager Mid Cap Fund - Class A (1.6%) (b)	1,058	10,748
JNL/DFA U.S. Micro Cap Fund (0.6%) (b)	58	536
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (1.6%) (b)	958	12,111
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.4%) (b)	1,478	26,642
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (b)	554	19,323
JNL/T. Rowe Price Value Fund - Class A (0.5%) (b)	1,236	20,317
		89,677
DOMESTIC FIXED INCOME - 9.1%
JNL/Crescent High Income Fund - Class A (0.7%) (b)	401	4,152
JNL/DoubleLine Total Return Fund (1.1%) (b)	2,710	30,030
JNL/PPM America Total Return Fund - Class A (0.5%) (b)	485	5,975
JNL/Scout Unconstrained Bond Fund - Class A (1.0%) (b)	1,178	11,850
		52,007
EMERGING MARKETS EQUITY - 1.7%
JNL/Lazard Emerging Markets Fund - Class A (0.7%) (b)	722	6,820
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (0.9%) (b)	295	2,718
		9,538
GLOBAL FIXED INCOME - 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.4%) (b)	617	6,038

INTERNATIONAL EQUITY - 8.7%
JNL/Mellon Capital International Index Fund - Class A (1.4%) (b)	2,491	32,503
JNL/WCM Focused International Equity Fund (1.7%) (b)	1,449	17,215
		49,718
Total Investment Companies (cost $569,514)		573,962
Total Investments - 100.0% (cost $569,514)		573,962
Other Assets and Liabilities - Net - (0.0%)		(121)
Total Net Assets - 100.0%		$573,841

JNL/American Funds Balanced Allocation Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 32.6%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	14,033	$184,818
American Funds Insurance Series - Growth Fund - Class 1	2,297	152,771
American Funds Insurance Series - Growth-Income Fund - Class 1	4,230	184,937
		522,526
DOMESTIC FIXED INCOME - 34.9%
American Funds Insurance Series - Bond Fund - Class 1	28,311	318,776
American Funds Insurance Series - High-Income Bond Fund - Class 1 (a)	13,473	140,116
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	7,981	99,766
		558,658
EMERGING MARKETS EQUITY - 4.5%
American Funds Insurance Series - New World Fund - Class 1	3,497	72,037

GLOBAL EQUITY - 18.5%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	7,258	96,238
American Funds Insurance Series - Global Growth Fund - Class 1	4,772	120,311
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	3,845	80,432
		296,981
GLOBAL FIXED INCOME - 6.5%
American Funds Insurance Series - Global Bond Fund - Class 1	8,604	103,681

INTERNATIONAL EQUITY - 3.0%
American Funds Insurance Series - International Fund - Class 1	2,706	48,025
Total Investment Companies (cost $1,607,652)		1,601,908
Total Investments - 100.0% (cost $1,607,652)		1,601,908
Other Assets and Liabilities - Net - (0.0%)		(666)
Total Net Assets - 100.0%		$1,601,242

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 41.3%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	14,298	$188,303
American Funds Insurance Series - Growth Fund - Class 1	2,402	159,737
American Funds Insurance Series - Growth-Income Fund - Class 1	4,090	178,833
		526,873
DOMESTIC FIXED INCOME - 16.0%
American Funds Insurance Series - Bond Fund - Class 1	9,594	108,027
American Funds Insurance Series - High-Income Bond Fund - Class 1	5,524	57,455
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	3,055	38,187
		203,669
EMERGING MARKETS EQUITY - 8.0%
American Funds Insurance Series - New World Fund - Class 1	4,933	101,613

GLOBAL EQUITY - 26.2%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	7,200	95,477
American Funds Insurance Series - Global Growth Fund - Class 1	6,182	155,857
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	3,967	82,995
		334,329

See accompanying Notes to Schedules of Investments.

	Shares	Value
GLOBAL FIXED INCOME - 4.5%
American Funds Insurance Series - Global Bond Fund - Class 1	4,747	57,205

INTERNATIONAL EQUITY - 4.0%
American Funds Insurance Series - International Fund - Class 1	2,863	50,819
Total Investment Companies (cost $1,301,262)		1,274,508
Total Investments - 100.0% (cost $1,301,262)		1,274,508
Other Assets and Liabilities - Net - (0.0%)		(533)
Total Net Assets - 100.0%		$1,273,975

JNL Disciplined Moderate Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 7.8%
JNL/T. Rowe Price Capital Appreciation Fund (9.2%) (b)	8,565	$109,545

DOMESTIC EQUITY - 36.5%
JNL Multi-Manager Mid Cap Fund - Class A (8.5%) (b)	5,566	56,554
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (11.6%) (b)	7,077	89,457
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.3%) (b)	11,193	201,802
JNL/Mellon Capital Small Cap Index Fund - Class A (2.1%) (b)	2,559	42,685
JNL/T. Rowe Price Established Growth Fund - Class A (0.8%) (b)	1,433	49,947
JNL/T. Rowe Price Value Fund - Class A (1.8%) (b)	4,529	74,415
		514,860
DOMESTIC FIXED INCOME - 33.4%
JNL/Crescent High Income Fund - Class A (4.1%) (b)	2,372	24,578
JNL/DoubleLine Total Return Fund (7.3%) (b)	17,656	195,632
JNL/PIMCO Credit Income Fund (14.6%) (b)	5,140	59,725
JNL/PPM America High Yield Bond Fund - Class A (1.2%) (b)	2,142	28,231
JNL/PPM America Total Return Fund - Class A (6.5%) (b)	5,966	73,499
JNL/Scout Unconstrained Bond Fund - Class A (7.3%) (b)	8,998	90,519
		472,184
EMERGING MARKETS EQUITY - 3.5%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (5.2%) (b)	5,308	49,634

GLOBAL FIXED INCOME - 5.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.5%) (b)	5,702	55,767
JNL/Neuberger Berman Strategic Income Fund - Class A (3.7%) (b)	2,181	24,579
		80,346
INTERNATIONAL EQUITY - 13.1%
JNL/Mellon Capital International Index Fund - Class A (4.4%) (b)	7,613	99,346
JNL/WCM Focused International Equity Fund (8.5%) (b)	7,191	85,430
		184,776
Total Investment Companies (cost $1,367,989)		1,411,345
Total Investments - 100.0% (cost $1,367,989)		1,411,345
Other Assets and Liabilities - Net - (0.0%)		(198)
Total Net Assets - 100.0%		$1,411,147

JNL Disciplined Moderate Growth Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 8.0%
JNL/T. Rowe Price Capital Appreciation Fund (12.2%) (b)	11,380	$145,554

DOMESTIC EQUITY - 44.7%
JNL Multi-Manager Mid Cap Fund - Class A (12.4%) (b)	8,137	82,673
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (19.7%) (b)	12,040	152,190
JNL/Mellon Capital S&P 500 Index Fund - Class A (4.8%) (b)	16,165	291,461
JNL/Mellon Capital Small Cap Index Fund - Class A (3.4%) (b)	4,122	68,748
JNL/T. Rowe Price Established Growth Fund - Class A (1.4%) (b)	2,632	91,789
JNL/T. Rowe Price Value Fund - Class A (3.1%) (b)	7,767	127,605
		814,466
DOMESTIC FIXED INCOME - 19.0%
JNL/Crescent High Income Fund - Class A (6.0%) (b)	3,500	36,254
JNL/DoubleLine Total Return Fund (5.8%) (b)	13,846	153,414
JNL/PIMCO Credit Income Fund (8.9%) (b)	3,119	36,243
JNL/PPM America Total Return Fund - Class A (3.2%) (b)	2,933	36,136
JNL/Scout Unconstrained Bond Fund - Class A (6.9%) (b)	8,504	85,550
		347,597
EMERGING MARKETS EQUITY - 5.0%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (9.5%) (b)	9,764	91,290

GLOBAL FIXED INCOME - 3.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (2.5%) (b)	4,148	40,571
JNL/Neuberger Berman Strategic Income Fund - Class A (2.8%) (b)	1,608	18,117
		58,688
INTERNATIONAL EQUITY - 20.1%
JNL/Mellon Capital International Index Fund - Class A (6.4%) (b)	11,191	146,043
JNL/S&P International 5 Fund - Class A (49.4%) (b)	5,566	54,772
JNL/WCM Focused International Equity Fund (16.4%) (b)	13,891	165,023
		365,838
Total Investment Companies (cost $1,760,661)		1,823,433
Total Investments - 100.0% (cost $1,760,661)		1,823,433
Other Assets and Liabilities - Net - (0.0%)		(246)
Total Net Assets - 100.0%		$1,823,187

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL Disciplined Growth Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 4.0%
JNL/T. Rowe Price Capital Appreciation Fund (2.9%) (b)	2,675	$34,207

DOMESTIC EQUITY - 55.3%
JNL Multi-Manager Mid Cap Fund - Class A (6.2%) (b)	4,048	41,127
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (12.3%) (b)	7,544	95,350
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.5%) (b)	8,543	154,035
JNL/Mellon Capital Small Cap Index Fund - Class A (1.8%) (b)	2,189	36,516
JNL/T. Rowe Price Established Growth Fund - Class A (1.1%) (b)	2,035	70,962
JNL/T. Rowe Price Value Fund - Class A (1.9%) (b)	4,686	76,998
		474,988
DOMESTIC FIXED INCOME - 10.7%
JNL/Crescent High Income Fund - Class A (1.8%) (b)	1,031	10,687
JNL/DoubleLine Total Return Fund (1.6%) (b)	3,842	42,574
JNL/PIMCO Credit Income Fund (2.1%) (b)	735	8,537
JNL/Scout Unconstrained Bond Fund - Class A (2.4%) (b)	2,960	29,775
		91,573
EMERGING MARKETS EQUITY - 6.0%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (5.4%) (b)	5,499	51,414

GLOBAL FIXED INCOME - 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.5%) (b)	872	8,531

INTERNATIONAL EQUITY - 23.0%
JNL/Mellon Capital International Index Fund - Class A (3.7%) (b)	6,395	83,455
JNL/S&P International 5 Fund - Class A (27.0%) (b)	3,045	29,958
JNL/WCM Focused International Equity Fund (8.3%) (b)	7,057	83,837
		197,250
Total Investment Companies (cost $825,602)		857,963
Total Investments - 100.0% (cost $825,602)		857,963
Other Assets and Liabilities - Net - (0.0%)		(125)
Total Net Assets - 100.0%		$857,838

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 33.4%
JNL/Franklin Templeton Income Fund - Class A (20.0%) (b)	41,519	$476,636

GLOBAL EQUITY - 66.6%
JNL/Franklin Templeton Global Growth Fund - Class A (51.1%) (b)	45,016	474,475
JNL/Franklin Templeton Mutual Shares Fund - Class A (41.6%) (b)	40,560	476,575
		951,050
Total Investment Companies (cost $1,179,062)		1,427,686
Total Investments - 100.0% (cost $1,179,062)		1,427,686
Other Assets and Liabilities - Net - (0.0%)		(115)
Total Net Assets - 100.0%		$1,427,571

JNL/Mellon Capital 10 x 10 Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 80.0%
JNL/Mellon Capital JNL 5 Fund - Class A (6.5%) (b)	15,320	$206,666
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (1.8%) (b)	2,170	41,345
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.7%) (b)	2,293	41,336
JNL/Mellon Capital Small Cap Index Fund - Class A (2.1%) (b)	2,483	41,413
		330,760
DOMESTIC FIXED INCOME - 10.0%
JNL/Mellon Capital Bond Index Fund - Class A (3.4%) (b)	3,400	41,211

INTERNATIONAL EQUITY - 10.0%
JNL/Mellon Capital International Index Fund - Class A (1.8%) (b)	3,162	41,270
Total Investment Companies (cost $312,129)		413,241
Total Investments - 100.0% (cost $312,129)		413,241
Other Assets and Liabilities - Net - (0.0%)		(30)
Total Net Assets - 100.0%		$413,211

JNL/Mellon Capital Index 5 Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 60.1%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (7.2%) (b)	8,437	$160,729
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.6%) (b)	8,898	160,427
JNL/Mellon Capital Small Cap Index Fund - Class A (8.1%) (b)	9,733	162,339
		483,495
DOMESTIC FIXED INCOME - 19.9%
JNL/Mellon Capital Bond Index Fund - Class A (13.3%) (b)	13,172	159,648

INTERNATIONAL EQUITY - 20.0%
JNL/Mellon Capital International Index Fund - Class A (7.1%) (b)	12,342	161,067
Total Investment Companies (cost $666,207)		804,210
Total Investments - 100.0% (cost $666,207)		804,210
Other Assets and Liabilities - Net - (0.0%)		(53)
Total Net Assets - 100.0%		$804,157

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/MMRS Conservative Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 29.7%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.7%) (b)	407	$9,348
JNL/Invesco Small Cap Growth Fund - Class A (1.0%) (b)	688	14,055
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (1.0%) (b)	508	9,382
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.5%) (b)	538	13,863
JNL/Mellon Capital S&P 24 Fund - Class A (2.4%) (b)	854	13,918
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.6%) (b)	737	14,041
JNL/S&P Competitive Advantage Fund — Class A (0.5%) (b)	908	14,097
JNL/S&P Dividend Income & Growth Fund - Class A (0.3%) (b)	868	14,212
JNL/S&P Intrinsic Value Fund - Class A (0.5%) (b)	1,084	13,957
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.2%) (b)	235	9,410
		126,283
DOMESTIC FIXED INCOME - 51.0%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.2%) (b)	4,180	51,032
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (3.0%) (b)	3,696	51,000
JNL/Mellon Capital Bond Index Fund - Class A (4.2%) (b)	4,208	51,007
JNL/PIMCO Real Return Fund - Class A (1.3%) (b)	2,032	21,297
JNL/PIMCO Total Return Bond Fund - Class A (1.0%) (b)	3,346	42,493
		216,829
EMERGING MARKETS EQUITY - 5.5%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (2.4%) (b)	2,481	23,192

GLOBAL EQUITY - 3.3%
JNL/Franklin Templeton Mutual Shares Fund - Class A (1.2%) (b)	1,200	14,102

GLOBAL FIXED INCOME - 5.0%
JNL/Neuberger Berman Strategic Income Fund - Class A (3.2%) (b)	1,890	21,296

INTERNATIONAL EQUITY - 5.5%
JNL/Invesco International Growth Fund — Class A (1.8%) (b)	1,854	23,328
Total Investment Companies (cost $423,418)		425,030
Total Investments - 100.0% (cost $423,418)		425,030
Other Assets and Liabilities - Net - (0.0%)		(141)
Total Net Assets - 100.0%		$424,889

JNL/MMRS Growth Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 46.5%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.2%) (b)	91	$2,090
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (b)	102	2,094
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.2%) (b)	91	1,674
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (b)	96	2,476
JNL/Mellon Capital S&P 24 Fund - Class A (0.3%) (b)	102	1,658
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.1%) (b)	132	2,508
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (b)	189	2,936
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (b)	205	3,355
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (b)	227	2,929
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.0%) (b)	42	1,674
		23,394
DOMESTIC FIXED INCOME - 29.9%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.2%) (b)	231	2,825
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.2%) (b)	273	3,761
JNL/Mellon Capital Bond Index Fund - Class A (0.3%) (b)	310	3,761
JNL/PIMCO Real Return Fund - Class A (0.1%) (b)	180	1,890
JNL/PIMCO Total Return Bond Fund - Class A (0.1%) (b)	223	2,829
		15,066
EMERGING MARKETS EQUITY - 8.2%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (0.4%) (b)	443	4,143

GLOBAL EQUITY - 3.3%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.1%) (b)	142	1,671

GLOBAL FIXED INCOME - 3.8%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.3%) (b)	168	1,888

INTERNATIONAL EQUITY - 8.3%
JNL/Invesco International Growth Fund — Class A (0.3%) (b)	331	4,164
Total Investment Companies (cost $49,544)		50,326
Total Investments - 100.0% (cost $49,544)		50,326
Other Assets and Liabilities - Net - (0.0%)		(15)
Total Net Assets - 100.0%		$50,311

JNL/MMRS Moderate Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 41.7%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.6%) (b)	348	$8,007
JNL/Invesco Small Cap Growth Fund - Class A (0.6%) (b)	393	8,025
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.6%) (b)	327	6,038
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.3%) (b)	308	7,938

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Mellon Capital S&P 24 Fund - Class A (1.0%) (b)	366	5,960
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.4%) (b)	527	10,043
JNL/S&P Competitive Advantage Fund — Class A (0.4%) (b)	650	10,086
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (b)	742	12,149
JNL/S&P Intrinsic Value Fund - Class A (0.4%) (b)	781	10,055
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.2%) (b)	151	6,043
		84,344
DOMESTIC FIXED INCOME - 36.1%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (1.3%) (b)	1,267	15,467
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (1.0%) (b)	1,280	17,670
JNL/Mellon Capital Bond Index Fund - Class A (1.5%) (b)	1,459	17,682
JNL/PIMCO Real Return Fund - Class A (0.5%) (b)	847	8,877
JNL/PIMCO Total Return Bond Fund - Class A (0.3%) (b)	1,047	13,292
		72,988
EMERGING MARKETS EQUITY - 4.9%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (1.0%) (b)	1,066	9,972

GLOBAL EQUITY - 3.0%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.5%) (b)	514	6,040

GLOBAL FIXED INCOME - 4.4%
JNL/Neuberger Berman Strategic Income Fund - Class A (1.3%) (b)	786	8,861

INTERNATIONAL EQUITY - 9.9%
JNL/Invesco International Growth Fund — Class A (1.5%) (b)	1,593	20,037
Total Investment Companies (cost $197,811)		202,242
Total Investments - 100.0% (cost $197,811)		202,242
Other Assets and Liabilities - Net - (0.0%)		(63)
Total Net Assets - 100.0%		$202,179

JNL/S&P 4 Fund
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
JNL/S&P Competitive Advantage Fund — Class A (60.6%) (b)	111,308	$1,728,606
JNL/S&P Dividend Income & Growth Fund - Class A (31.7%) (b)	106,302	1,740,165
JNL/S&P Intrinsic Value Fund - Class A (65.1%) (b)	133,702	1,720,748
JNL/S&P Total Yield Fund - Class A (75.1%) (b)	133,144	1,733,539
Total Investment Companies (cost $6,964,693)		6,923,058
Total Investments - 100.0% (cost $6,964,693)		6,923,058
Other Assets and Liabilities - Net - (0.0%)		(421)
Total Net Assets - 100.0%		$6,922,637

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL Multi-Manager Alternative Fund - Class A (6.4%) (b)	5,192	$49,686
JNL/Invesco Global Real Estate Fund - Class A (0.8%) (b)	1,553	16,511
		66,197
DOMESTIC EQUITY - 14.9%
JNL Multi-Manager Mid Cap Fund - Class A (1.9%) (b)	1,220	12,390
JNL Multi-Manager Small Cap Growth Fund - Class A (1.3%) (b)	726	16,685
JNL Multi-Manager Small Cap Value Fund - Class A (1.5%) (b)	1,185	16,762
JNL/DFA U.S. Core Equity Fund - Class A (3.9%) (b)	2,885	33,288
JNL/Invesco Mid Cap Value Fund - Class A (2.9%) (b)	1,081	16,704
JNL/JPMorgan MidCap Growth Fund - Class A (2.1%) (b)	1,115	33,292
JNL/T. Rowe Price Established Growth Fund - Class A (0.8%) (b)	1,439	50,187
JNL/T. Rowe Price Value Fund - Class A (1.2%) (b)	3,031	49,804
JNL/WMC Value Fund - Class A (1.0%) (b)	751	16,565
		245,677
DOMESTIC FIXED INCOME - 69.1%
JNL/Crescent High Income Fund - Class A (11.0%) (b)	6,405	66,352
JNL/DoubleLine Total Return Fund (5.6%) (b)	13,435	148,863
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.0%) (b)	4,064	49,618
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (8.8%) (b)	10,780	148,766
JNL/PIMCO Real Return Fund - Class A (4.0%) (b)	6,345	66,495
JNL/PIMCO Total Return Bond Fund - Class A (2.4%) (b)	7,828	99,414
JNL/PPM America Floating Rate Income Fund - Class A (2.6%) (b)	3,061	33,208
JNL/PPM America High Yield Bond Fund - Class A (3.6%) (b)	6,318	83,277
JNL/PPM America Low Duration Bond Fund - Class A (15.5%) (b)	11,378	115,603
JNL/PPM America Total Return Fund - Class A (10.3%) (b)	9,398	115,782
JNL/Scout Unconstrained Bond Fund - Class A (8.0%) (b)	9,861	99,201
JNL/T. Rowe Price Short-Term Bond Fund - Class A (6.9%) (b)	11,583	115,833
		1,142,412
GLOBAL FIXED INCOME - 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (7.2%) (b)	11,763	115,046

INTERNATIONAL EQUITY - 3.0%
JNL/Causeway International Value Select Fund - Class A (2.1%) (b)	1,214	16,599

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Invesco International Growth Fund - Class A (1.3%) (b)	1,314	16,528
JNL/WCM Focused International Equity Fund (1.7%) (b)	1,402	16,655
		49,782
INTERNATIONAL FIXED INCOME - 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (12.3%) (b)	1,561	16,540
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (5.1%) (b)	1,571	16,593
		33,133
Total Investment Companies (cost $1,638,118)		1,652,247
Total Investments - 100.0% (cost $1,638,118)		1,652,247
Other Assets and Liabilities - Net - (0.0%)		(252)
Total Net Assets - 100.0%		$1,651,995

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 3.9%
JNL Multi-Manager Alternative Fund - Class A (12.3%) (b)	9,954	$95,264
JNL/Invesco Global Real Estate Fund - Class A (1.8%) (b)	3,297	35,044
		130,308
DOMESTIC EQUITY - 33.1%
JNL Multi-Manager Mid Cap Fund - Class A (4.6%) (b)	3,018	30,657
JNL Multi-Manager Small Cap Growth Fund - Class A (2.7%) (b)	1,501	34,508
JNL Multi-Manager Small Cap Value Fund - Class A (6.4%) (b)	4,946	69,941
JNL/BlackRock Large Cap Select Growth Fund - Class A (1.3%) (b)	1,180	34,407
JNL/DFA U.S. Core Equity Fund - Class A (4.3%) (b)	3,124	36,046
JNL/Goldman Sachs Mid Cap Value Fund - Class A (3.6%) (b)	3,349	34,396
JNL/Invesco Mid Cap Value Fund - Class A (5.9%) (b)	2,224	34,354
JNL/Invesco Small Cap Growth Fund - Class A (2.5%) (b)	1,710	34,948
JNL/JPMorgan MidCap Growth Fund - Class A (6.2%) (b)	3,326	99,284
JNL/T. Rowe Price Established Growth Fund - Class A (4.7%) (b)	8,887	309,892
JNL/T. Rowe Price Value Fund - Class A (6.7%) (b)	16,839	276,668
JNL/WMC Value Fund - Class A (6.4%) (b)	4,715	104,016
		1,099,117
DOMESTIC FIXED INCOME - 48.2%
JNL/Crescent High Income Fund - Class A (14.5%) (b)	8,411	87,137
JNL/DoubleLine Total Return Fund (8.8%) (b)	21,141	234,243
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (10.0%) (b)	12,198	168,337
JNL/PIMCO Real Return Fund - Class A (8.2%) (b)	12,927	135,477
JNL/PIMCO Total Return Bond Fund - Class A (3.4%) (b)	11,072	140,611
JNL/PPM America High Yield Bond Fund - Class A (6.2%) (b)	11,032	145,406
JNL/PPM America Low Duration Bond Fund - Class A (24.7%) (b)	18,150	184,402
JNL/PPM America Total Return Fund - Class A (15.0%) (b)	13,750	169,394
JNL/Scout Unconstrained Bond Fund - Class A (12.3%) (b)	15,164	152,554
JNL/T. Rowe Price Short-Term Bond Fund - Class A (10.9%) (b)	18,257	182,571
		1,600,132
EMERGING MARKETS EQUITY - 1.1%
JNL/Lazard Emerging Markets Fund - Class A (4.0%) (b)	3,899	36,802

GLOBAL EQUITY - 1.0%
JNL/Oppenheimer Global Growth Fund — Class A (1.8%) (b)	2,400	34,222

GLOBAL FIXED INCOME - 6.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (14.0%) (b)	22,955	224,501

INTERNATIONAL EQUITY - 3.8%
JNL/Causeway International Value Select Fund - Class A (3.8%) (b)	2,190	29,943
JNL/Invesco International Growth Fund — Class A (4.9%) (b)	5,094	64,077
JNL/WCM Focused International Equity Fund (3.1%) (b)	2,615	31,070
		125,090
INTERNATIONAL FIXED INCOME - 2.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (26.7%) (b)	3,385	35,884
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (10.4%) (b)	3,236	34,168
		70,052
Total Investment Companies (cost $3,199,485)		3,320,224
Total Investments - 100.0% (cost $3,199,485)		3,320,224
Other Assets and Liabilities - Net - (0.0%)		(473)
Total Net Assets - 100.0%		$3,319,751

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 5.1%
JNL Multi-Manager Alternative Fund - Class A (23.7%) (b)	19,199	$183,737
JNL/Invesco Global Real Estate Fund - Class A (6.5%) (b)	12,167	129,334
		313,071
DOMESTIC EQUITY - 47.0%
JNL Multi-Manager Mid Cap Fund - Class A (17.3%) (b)	11,376	115,575
JNL Multi-Manager Small Cap Growth Fund - Class A (7.0%) (b)	3,967	91,195
JNL Multi-Manager Small Cap Value Fund - Class A (16.2%) (b)	12,448	176,008
JNL/BlackRock Large Cap Select Growth Fund - Class A (12.1%) (b)	10,956	319,378
JNL/Goldman Sachs Mid Cap Value Fund - Class A (8.1%) (b)	7,540	77,434
JNL/Invesco Mid Cap Value Fund - Class A (11.3%) (b)	4,241	65,530

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Invesco Small Cap Growth Fund - Class A (6.5%) (b)	4,481	91,601
JNL/JPMorgan MidCap Growth Fund - Class A (11.2%) (b)	5,979	178,472
JNL/PPM America Mid Cap Value Fund - Class A (4.5%) (b)	1,765	24,907
JNL/T. Rowe Price Established Growth Fund - Class A (12.7%) (b)	24,098	840,291
JNL/T. Rowe Price Value Fund - Class A (13.8%) (b)	34,691	569,979
JNL/WMC Value Fund - Class A (20.9%) (b)	15,455	340,934
		2,891,304
DOMESTIC FIXED INCOME - 30.7%
JNL/Crescent High Income Fund - Class A (21.5%) (b)	12,510	129,607
JNL/DoubleLine Total Return Fund (6.7%) (b)	16,157	179,020
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.4%) (b)	4,377	53,443
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (10.5%) (b)	12,852	177,358
JNL/PIMCO Real Return Fund - Class A (7.5%) (b)	11,766	123,309
JNL/PIMCO Total Return Bond Fund - Class A (4.4%) (b)	14,160	179,831
JNL/PPM America High Yield Bond Fund - Class A (8.8%) (b)	15,568	205,186
JNL/PPM America Low Duration Bond Fund - Class A (32.4%) (b)	23,844	242,258
JNL/PPM America Total Return Fund - Class A (16.6%) (b)	15,175	186,951
JNL/Scout Unconstrained Bond Fund - Class A (17.9%) (b)	22,042	221,742
JNL/T. Rowe Price Short-Term Bond Fund - Class A (11.1%) (b)	18,567	185,663
		1,884,368
EMERGING MARKETS EQUITY - 3.0%
JNL/Lazard Emerging Markets Fund - Class A (8.1%) (b)	7,956	75,100
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (37.2%) (b)	11,847	109,230
		184,330
GLOBAL EQUITY - 2.5%
JNL/Oppenheimer Global Growth Fund - Class A (8.2%) (b)	10,792	153,894

GLOBAL FIXED INCOME - 4.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (18.3%) (b)	29,980	293,203

INTERNATIONAL EQUITY - 5.2%
JNL/Causeway International Value Select Fund - Class A (9.7%) (b)	5,504	75,243
JNL/Invesco International Growth Fund — Class A (9.9%) (b)	10,245	128,876
JNL/WCM Focused International Equity Fund (11.8%) (b)	9,999	118,792
		322,911
INTERNATIONAL FIXED INCOME - 1.7%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (29.4%) (b)	3,737	39,620
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (19.1%) (b)	5,942	62,745
		102,365
Total Investment Companies (cost $5,726,962)		6,145,446
Total Investments - 100.0% (cost $5,726,962)		6,145,446
Other Assets and Liabilities - Net - (0.0%)		(843)
Total Net Assets - 100.0%		$6,144,603

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.8%
JNL Multi-Manager Alternative Fund - Class A (18.7%) (b)	15,090	$144,412
JNL/Invesco Global Real Estate Fund - Class A (5.0%) (b)	9,341	99,290
		243,702
DOMESTIC EQUITY - 63.5%
JNL Multi-Manager Mid Cap Fund - Class A (11.3%) (b)	7,413	75,318
JNL Multi-Manager Small Cap Growth Fund - Class A (7.6%) (b)	4,264	98,038
JNL Multi-Manager Small Cap Value Fund - Class A (14.0%) (b)	10,740	151,860
JNL/BlackRock Large Cap Select Growth Fund - Class A (19.2%) (b)	17,384	506,740
JNL/Goldman Sachs Mid Cap Value Fund - Class A (7.1%) (b)	6,637	68,161
JNL/Invesco Mid Cap Value Fund - Class A (16.8%) (b)	6,319	97,636
JNL/Invesco Small Cap Growth Fund - Class A (7.1%) (b)	4,919	100,551
JNL/JPMorgan MidCap Growth Fund - Class A (11.4%) (b)	6,080	181,476
JNL/PPM America Mid Cap Value Fund — Class A (2.6%) (b)	1,013	14,291
JNL/T. Rowe Price Established Growth Fund - Class A (11.2%) (b)	21,399	746,182
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (4.1%) (b)	3,990	159,646
JNL/T. Rowe Price Value Fund - Class A (16.9%) (b)	42,634	700,477
JNL/WMC Value Fund - Class A (19.2%) (b)	14,204	313,337
		3,213,713
DOMESTIC FIXED INCOME - 15.4%
JNL/Crescent High Income Fund - Class A (13.6%) (b)	7,907	81,914
JNL/DoubleLine Total Return Fund (3.7%) (b)	8,813	97,642
JNL/PIMCO Real Return Fund - Class A (2.4%) (b)	3,705	38,830
JNL/PIMCO Total Return Bond Fund - Class A (1.2%) (b)	3,796	48,212
JNL/PPM America High Yield Bond Fund - Class A (4.3%) (b)	7,626	100,509
JNL/PPM America Low Duration Bond Fund - Class A (10.7%) (b)	7,891	80,171
JNL/PPM America Total Return Fund - Class A (8.5%) (b)	7,744	95,404
JNL/Scout Unconstrained Bond Fund - Class A (11.3%) (b)	13,907	139,902
JNL/T. Rowe Price Short-Term Bond Fund - Class A (5.9%) (b)	9,792	97,924
		780,508
EMERGING MARKETS EQUITY - 4.3%
JNL/Lazard Emerging Markets Fund - Class A (16.0%) (b)	15,725	148,449

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (22.9%) (b)	7,292	67,230
		215,679
GLOBAL EQUITY - 4.6%
JNL/Oppenheimer Global Growth Fund - Class A (12.4%) (b)	16,401	233,879

INTERNATIONAL EQUITY - 5.9%
JNL/Causeway International Value Select Fund - Class A (12.9%) (b)	7,327	100,159
JNL/Invesco International Growth Fund - Class A (9.5%) (b)	9,753	122,693
JNL/WCM Focused International Equity Fund (7.7%) (b)	6,543	77,733
		300,585
INTERNATIONAL FIXED INCOME - 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (18.9%) (b)	2,402	25,465
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (15.3%) (b)	4,760	50,263
		75,728
Total Investment Companies (cost $4,549,558)		5,063,794
Total Investments - 100.0% (cost $4,549,558)		5,063,794
Other Assets and Liabilities - Net - (0.0%)		(694)
Total Net Assets - 100.0%		$5,063,100

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.7%
JNL Multi-Manager Alternative Fund - Class A (6.7%) (b)	5,384	$51,525
JNL/Invesco Global Real Estate Fund - Class A (1.8%) (b)	3,296	35,034
		86,559
DOMESTIC EQUITY - 69.8%
JNL Multi-Manager Mid Cap Fund - Class A (3.5%) (b)	2,310	23,469
JNL Multi-Manager Small Cap Growth Fund - Class A (2.7%) (b)	1,502	34,536
JNL Multi-Manager Small Cap Value Fund - Class A (6.6%) (b)	5,062	71,573
JNL/BlackRock Large Cap Select Growth Fund - Class A (7.4%) (b)	6,719	195,849
JNL/Goldman Sachs Mid Cap Value Fund - Class A (1.7%) (b)	1,549	15,907
JNL/Invesco Mid Cap Value Fund - Class A (6.1%) (b)	2,291	35,400
JNL/Invesco Small Cap Growth Fund - Class A (3.8%) (b)	2,625	53,647
JNL/JPMorgan MidCap Growth Fund - Class A (5.0%) (b)	2,666	79,582
JNL/T. Rowe Price Established Growth Fund - Class A (4.3%) (b)	8,168	284,824
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (2.2%) (b)	2,107	84,326
JNL/T. Rowe Price Value Fund - Class A (6.4%) (b)	16,117	264,798
JNL/WMC Value Fund - Class A (8.6%) (b)	6,378	140,702
		1,284,613
DOMESTIC FIXED INCOME - 6.7%
JNL/DoubleLine Total Return Fund (0.6%) (b)	1,561	17,300
JNL/PPM America High Yield Bond Fund - Class A (1.5%) (b)	2,690	35,462
JNL/PPM America Total Return Fund - Class A (1.6%) (b)	1,432	17,638
JNL/Scout Unconstrained Bond Fund - Class A (1.4%) (b)	1,729	17,390
JNL/T. Rowe Price Short-Term Bond Fund - Class A (2.1%) (b)	3,464	34,644
		122,434
EMERGING MARKETS EQUITY - 5.5%
JNL/Lazard Emerging Markets Fund - Class A (5.8%) (b)	5,659	53,416
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (16.5%) (b)	5,263	48,527
		101,943
GLOBAL EQUITY - 4.8%
JNL/Oppenheimer Global Growth Fund - Class A (4.7%) (b)	6,248	89,099

INTERNATIONAL EQUITY - 7.7%
JNL/Causeway International Value Select Fund - Class A (6.8%) (b)	3,873	52,948
JNL/Invesco International Growth Fund - Class A (2.7%) (b)	2,797	35,183
JNL/WCM Focused International Equity Fund (5.3%) (b)	4,456	52,935
		141,066
INTERNATIONAL FIXED INCOME - 0.8%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (10.4%) (b)	1,315	13,935
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.2%) (b)	58	616
		14,551
Total Investment Companies (cost $1,674,838)		1,840,265
Total Investments - 100.0% (cost $1,674,838)		1,840,265
Other Assets and Liabilities - Net - (0.0%)		(272)
Total Net Assets - 100.0%		$1,839,993

(a)	Investment in affiliate.
(b)

The Fund’s percentage ownership of the underlying affiliated fund at September 30, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Abbreviations:

CAPE-  Cyclically Adjusted Price Earnings

MLP - Master Limited Partnership

See accompanying Notes to Schedules of Investments.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Security Valuation and Fair Value Measurement - Under the JNL Series Trust’s (“Trust’s”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustee”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the SEC and are available on the SEC’s website at www.sec.gov.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM.  The JNL/American Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund (“Master Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund.  Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the Master Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940, as amended.  The following table details each Fund’s long term investments in affiliates (in thousands) held during the period ended September 30, 2016.

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	$1,962,003	$605,318	$24,879	$190,450	$6,929	$2,639,552
	$1,962,003	$605,318	$24,879	$190,450	$6,929	$2,639,552
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	$443,167	$69,400	$29,899	$878	$(2,651)	$525,333
	$443,167	$69,400	$29,899	$878	$(2,651)	$525,333
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	$515,321	$103,341	$46,634	$87,477	$2,492	$507,918
	$515,321	$103,341	$46,634	$87,477	$2,492	$507,918
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	$3,069,531	$805,165	$21,757	$380,217	$5,194	$3,762,735
	$3,069,531	$805,165	$21,757	$380,217	$5,194	$3,762,735
JNL/American Funds International Fund
American Funds Insurance Series - International Fund -Class 1	$980,481	$164,693	$27,827	$88,163	$(1,622)	$1,110,840
	$980,481	$164,693	$27,827	$88,163	$(1,622)	$1,110,840
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund -Class 1	$797,805	$63,812	$20,977	$818	$(5,523)	$915,179
	$797,805	$63,812	$20,977	$818	$(5,523)	$915,179
JNL Institutional Alt 20 Fund
JNL Multi-Manager Alternative Fund - Class A	$12,304	$6,052	$—	$—	$—	$18,402
JNL Multi-Manager Mid Cap Fund - Class A	—	39,683	410	—	1	39,902
JNL/AQR Managed Futures Strategy Fund - Class A	38,814	8,145	1,300	—	85	45,449
JNL/BlackRock Global Long Short Credit Fund	33,509	—	5,963	—	(333)	27,983
JNL/Boston Partners Global Long Short Equity Fund - Class A	40,448	18,653	201	—	12	59,944

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 20 Fund (continued)
JNL/Brookfield Global Infrastructure and MLP Fund -Class A	$16,128	$—	$10,665	$—	$(440)	$7,076
JNL/Crescent High Income Fund - Class A	—	19,833	—	—	—	20,423
JNL/DFA U.S. Micro Cap Fund	17,536	—	—	—	—	19,586
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	60,308	—	—	—	66,975
JNL/DoubleLine Total Return Fund	89,482	69,048	535	—	51	163,581
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	41,694	—	8,056	—	(288)	35,776
JNL/Franklin Templeton Global Growth Fund - Class A	36,526	5	36,938	—	(6,473)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	73,250	—	23,734	—	(5,057)	47,731
JNL/Invesco Global Real Estate Fund - Class A	18,313	—	6,115	—	496	13,389
JNL/Lazard Emerging Markets Fund - Class A	41,379	—	6,895	—	(1,717)	42,999
JNL/Mellon Capital International Index Fund - Class A	179,960	159	17,375	—	243	166,488
JNL/Mellon Capital S&P 500 Index Fund - Class A	132,788	—	39,637	—	609	100,459
JNL/Mellon Capital Small Cap Index Fund - Class A	53,190	3	20,280	—	4,352	39,052
JNL/Neuberger Berman Currency Fund	19,435	2,043	2,370	—	35	19,145
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	6,061	—	5,106	—	(3,360)	1,101
JNL/Neuberger Berman Strategic Income Fund - Class A	49,891	—	42,181	—	1,463	9,632
JNL/Nicholas Convertible Arbitrage Fund	28,535	—	5,399	—	(68)	23,874
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	7,287	—	—	—	7,850
JNL/PIMCO Total Return Bond Fund - Class A	53,837	419	18,000	—	(854)	38,528
JNL/PPM America Floating Rate Income Fund - Class A	22,073	4	22,712	—	(1,105)	—
JNL/PPM America High Yield Bond Fund - Class A	38,016	7	20,900	—	(2,917)	20,617
JNL/PPM America Long Short Credit Fund	31,379	1	23,465	—	(1,683)	9,322
JNL/PPM America Total Return Fund - Class A	67,088	1,543	21,732	—	(393)	50,746
JNL/Red Rocks Listed Private Equity Fund - Class A	16,264	1	16,096	—	(2,091)	—
JNL/S&P Mid 3 Fund - Class A	33,771	281	35,899	—	(4,149)	—
JNL/Scout Unconstrained Bond Fund - Class A	44,515	24,253	1,738	—	(79)	69,601
JNL/T. Rowe Price Established Growth Fund - Class A	100,505	3	18,141	—	(1,722)	82,491
JNL/T. Rowe Price Value Fund - Class A	100,230	—	12,879	—	(967)	92,810
JNL/The London Company Focused U.S. Equity Fund	74,569	90	2,141	—	147	78,555
JNL/WCM Focused International Equity Fund	90,571	6,027	3,660	—	240	100,166
JNL/Westchester Capital Event Driven Fund - Class A	11,478	25,663	8	—	—	37,403
JNL/WMC Money Market Fund - Class A	—	30,022	30,022	—	—	—
	$1,613,539	$319,533	$460,553	$—	$(25,962)	$1,557,056
JNL Institutional Alt 35 Fund
JNL Multi-Manager Alternative Fund - Class A	$15,622	$754	$—	$—	$—	$16,380
JNL Multi-Manager Mid Cap Fund - Class A	—	38,841	312	—	—	39,146
JNL/AQR Managed Futures Strategy Fund - Class A	88,176	16,042	4,496	—	275	99,340
JNL/AQR Risk Parity Fund	4,194	—	3,422	—	(523)	1,028
JNL/BlackRock Global Long Short Credit Fund	68,892	—	4,742	—	(251)	65,223
JNL/Boston Partners Global Long Short Equity Fund - Class A	86,861	37,579	65	—	4	126,597
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	40,523	—	26,966	—	(1,583)	17,551
JNL/Crescent High Income Fund - Class A	—	26,468	—	—	—	26,999
JNL/DFA U.S. Micro Cap Fund	13,240	—	—	—	—	14,787
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	85,418	570	—	56	94,260
JNL/DoubleLine Total Return Fund	101,404	62,597	97	—	9	169,810
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	82,073	—	9,655	—	(440)	76,870
JNL/Franklin Templeton Global Growth Fund - Class A	39,972	—	40,349	—	(7,185)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	78,947	—	26,336	—	(5,617)	50,700
JNL/Invesco Global Real Estate Fund - Class A	42,035	—	15,512	—	1,495	29,131
JNL/Lazard Emerging Markets Fund - Class A	43,020	—	9,731	—	(2,190)	41,917
JNL/Mellon Capital International Index Fund - Class A	187,962	—	17,482	—	280	174,433
JNL/Mellon Capital S&P 500 Index Fund - Class A	164,859	—	61,796	—	797	111,177
JNL/Mellon Capital Small Cap Index Fund - Class A	58,705	—	35,330	—	8,136	29,800
JNL/Neuberger Berman Currency Fund	49,270	—	4,402	—	58	44,936

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 35 Fund (continued)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	$12,926	$—	$9,498	$—	$(6,519)	$3,924
JNL/Neuberger Berman Strategic Income Fund - Class A	54,909	—	40,801	—	1,469	16,548
JNL/Nicholas Convertible Arbitrage Fund	67,756	—	8,311	—	(81)	61,367
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	8,430	—	—	—	8,960
JNL/PIMCO Total Return Bond Fund - Class A	57,920	—	10,496	—	(457)	50,236
JNL/PPM America Floating Rate Income Fund - Class A	23,074	—	23,917	—	(955)	—
JNL/PPM America High Yield Bond Fund - Class A	40,978	—	43,225	—	(6,237)	—
JNL/PPM America Long Short Credit Fund	64,947	—	39,437	—	(3,043)	28,736
JNL/PPM America Total Return Fund - Class A	72,699	—	29,779	—	(321)	46,907
JNL/Red Rocks Listed Private Equity Fund - Class A	36,505	—	26,235	—	(3,023)	10,608
JNL/S&P Mid 3 Fund - Class A	16,969	15	17,913	—	(2,129)	—
JNL/Scout Unconstrained Bond Fund - Class A	47,353	23,676	1,810	—	(92)	71,916
JNL/T. Rowe Price Established Growth Fund - Class A	97,014	—	14,491	—	(1,050)	83,178
JNL/T. Rowe Price Value Fund - Class A	96,614	—	11,625	—	(799)	90,371
JNL/The London Company Focused U.S. Equity Fund	55,452	1	1,098	—	75	58,837
JNL/WCM Focused International Equity Fund	93,058	12,511	2,735	—	202	110,697
JNL/Westchester Capital Event Driven Fund - Class A	23,464	39,177	—	—	—	63,081
JNL/WMC Money Market Fund - Class A	—	21,011	21,011	—	—	—
	$2,027,393	$372,520	$563,645	$—	$(29,639)	$1,935,451
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class A	$53,207	$11,284	$—	$—	$—	$64,560
JNL Multi-Manager Mid Cap Fund - Class A	—	40,832	264	—	—	41,217
JNL/AQR Managed Futures Strategy Fund - Class A	153,129	38,597	8,428	—	463	182,632
JNL/AQR Risk Parity Fund	6,040	—	4,356	—	(979)	2,101
JNL/BlackRock Global Long Short Credit Fund	152,955	—	25,751	—	(1,439)	129,232
JNL/Boston Partners Global Long Short Equity Fund - Class A	205,158	55,677	801	—	45	264,488
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	79,724	—	51,810	—	(5,082)	36,042
JNL/Crescent High Income Fund - Class A	—	26,071	—	—	—	26,721
JNL/DFA U.S. Micro Cap Fund	13,252	—	—	—	—	14,801
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	59,974	—	—	—	66,596
JNL/DoubleLine Total Return Fund	114,231	70,416	2	—	—	191,269
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	155,978	—	12,647	—	(555)	152,133
JNL/Franklin Templeton Global Growth Fund - Class A	31,575	—	31,802	—	(5,788)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	89,163	—	26,038	—	(5,622)	60,888
JNL/Invesco Global Real Estate Fund - Class A	82,472	—	28,313	—	1,061	59,452
JNL/Lazard Emerging Markets Fund - Class A	43,813	16	6,212	—	(1,157)	46,758
JNL/Mellon Capital International Index Fund - Class A	211,687	538	17,469	—	2,683	199,330
JNL/Mellon Capital S&P 500 Index Fund - Class A	179,692	—	58,538	—	1,155	131,010
JNL/Mellon Capital Small Cap Index Fund - Class A	61,724	—	47,099	—	10,676	20,921
JNL/Neuberger Berman Currency Fund	94,007	2	5,510	—	77	88,620
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	20,218	—	15,005	—	(9,959)	6,002
JNL/Neuberger Berman Strategic Income Fund - Class A	62,872	—	46,781	—	1,516	18,699
JNL/Nicholas Convertible Arbitrage Fund	132,011	—	16,399	—	(52)	119,452
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	5,040	—	—	—	5,435
JNL/PIMCO Total Return Bond Fund - Class A	62,845	218	9,682	—	(412)	56,512
JNL/PPM America Floating Rate Income Fund - Class A	25,825	—	20,142	—	(1,024)	6,705
JNL/PPM America High Yield Bond Fund - Class A	48,870	—	52,047	—	(7,340)	—
JNL/PPM America Long Short Credit Fund	134,968	—	82,144	—	(6,364)	59,511
JNL/PPM America Total Return Fund - Class A	83,533	—	31,583	—	(221)	56,804
JNL/Red Rocks Listed Private Equity Fund - Class A	75,091	—	53,940	—	(6,659)	21,728
JNL/S&P Mid 3 Fund - Class A	16,225	503	17,605	—	(2,009)	—
JNL/Scout Unconstrained Bond Fund - Class A	54,418	21,683	78	—	(3)	79,215
JNL/T. Rowe Price Established Growth Fund - Class A	135,879	47	14,527	—	(1,092)	122,575
JNL/T. Rowe Price Value Fund - Class A	132,178	31	9,206	—	(487)	130,868

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 50 Fund (continued)
JNL/WCM Focused International Equity Fund	$96,973	$1	$3,937	$—	$272	$100,424
JNL/Westchester Capital Event Driven Fund - Class A	51,409	66,484	—	—	—	118,786
JNL/WMC Money Market Fund - Class A	—	14,640	14,640	—	—	—
	$2,861,122	$412,054	$712,756	$—	$(38,296)	$2,681,487
JNL Alt 65 Fund
JNL Multi-Manager Alternative Fund - Class A	$23,033	$696	$—	$—	$—	$23,734
JNL Multi-Manager Mid Cap Fund - Class A	—	10,710	132	—	—	10,748
JNL/AQR Managed Futures Strategy Fund - Class A	43,293	15,998	4,380	—	113	54,870
JNL/BlackRock Global Long Short Credit Fund	42,964	—	9,634	—	(545)	33,843
JNL/Boston Partners Global Long Short Equity Fund - Class A	57,470	13,018	536	—	9	71,109
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	20,138	—	13,769	—	(352)	8,213
JNL/Crescent High Income Fund - Class A	—	4,016	9	—	—	4,152
JNL/DFA U.S. Micro Cap Fund	480	—	—	—	—	536
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	10,883	—	—	—	12,111
JNL/DoubleLine Total Return Fund	13,931	16,252	1,143	—	94	30,030
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	49,333	—	6,000	—	(261)	46,021
JNL/Franklin Templeton Global Growth Fund - Class A	6,336	—	6,209	—	(1,327)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	10,792	—	4,521	—	(972)	6,038
JNL/Invesco Global Real Estate Fund - Class A	22,158	—	5,950	—	52	17,755
JNL/Lazard Emerging Markets Fund - Class A	6,440	—	962	—	(156)	6,820
JNL/Mellon Capital International Index Fund - Class A	43,455	—	11,705	—	1,448	32,503
JNL/Mellon Capital S&P 500 Index Fund - Class A	38,480	—	13,945	—	346	26,642
JNL/Mellon Capital Small Cap Index Fund - Class A	9,673	—	10,515	—	1,558	—
JNL/Neuberger Berman Currency Fund	27,007	2	2,531	—	37	24,520
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	3,988	—	3,488	—	(1,855)	480
JNL/Neuberger Berman Strategic Income Fund - Class A	1,602	—	1,600	—	(79)	—
JNL/Nicholas Convertible Arbitrage Fund	39,048	—	6,816	—	(23)	33,319
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	2,521	—	—	—	2,718
JNL/PPM America Floating Rate Income Fund - Class A	1,660	—	1,661	—	(131)	—
JNL/PPM America High Yield Bond Fund - Class A	8,125	—	8,573	—	(1,296)	—
JNL/PPM America Long Short Credit Fund	40,068	—	24,936	—	(1,874)	17,025
JNL/PPM America Total Return Fund - Class A	8,342	—	2,860	—	(63)	5,975
JNL/Red Rocks Listed Private Equity Fund - Class A	20,950	—	17,880	—	(3,969)	2,951
JNL/S&P Mid 3 Fund - Class A	6,191	—	6,482	—	(877)	—
JNL/Scout Unconstrained Bond Fund - Class A	7,942	3,594	143	—	—	11,850
JNL/T. Rowe Price Established Growth Fund - Class A	21,992	—	2,804	—	(242)	19,323
JNL/T. Rowe Price Value Fund - Class A	21,448	—	2,330	—	(169)	20,317
JNL/WCM Focused International Equity Fund	16,676	5	679	—	(4)	17,215
JNL/Westchester Capital Event Driven Fund - Class A	22,579	10,295	—	—	—	33,144
JNL/WMC Money Market Fund - Class A	—	4,961	4,961	—	—	—
	$635,594	$92,951	$177,154	$—	$(10,538)	$573,962
JNL/American Funds Balanced Allocation Fund
American Funds Insurance Series - High-Income Bond Fund	$122,395	$24,945	$24,552	$1,676	$(2,809)	$140,116
	$122,395	$24,945	$24,552	$1,676	$(2,809)	$140,116
JNL Disciplined Moderate Fund
JNL Multi-Manager Mid Cap Fund - Class A	$—	$56,030	$367	$—	$—	$56,554
JNL/Crescent High Income Fund - Class A	—	23,732	—	—	—	24,578
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	86,399	6,572	—	512	89,457
JNL/DoubleLine Total Return Fund	119,354	73,236	3,651	—	256	195,632
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	52,534	4,858	291	—	(33)	55,767
JNL/Mellon Capital Emerging Market Index Fund - Class A	38,908	7,658	3,959	—	(551)	49,634
JNL/Mellon Capital International Index Fund - Class A	117,705	17,276	37,726	—	2,948	99,346

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Disciplined Moderate Fund (continued)
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	$87,434	$1,241	$96,999	$—	$9,997	$—
JNL/Mellon Capital S&P 500 Index Fund - Class A	196,144	33,788	40,671	—	5,919	201,802
JNL/Mellon Capital Small Cap Index Fund - Class A	12,915	28,253	885	—	(56)	42,685
JNL/Neuberger Berman Strategic Income Fund - Class A	65,989	941	45,377	—	(418)	24,579
JNL/PIMCO Credit Income Fund	—	58,548	29	—	1	59,725
JNL/PIMCO Total Return Bond Fund - Class A	85,929	1,240	89,775	—	(3,079)	—
JNL/PPM America Floating Rate Income Fund - Class A	33,021	343	34,417	—	(1,245)	—
JNL/PPM America High Yield Bond Fund - Class A	65,440	248	42,950	—	(7,774)	28,231
JNL/PPM America Total Return Fund - Class A	79,125	1,968	13,087	—	(186)	73,499
JNL/S&P International 5 Fund - Class A	19,576	812	21,227	—	(752)	—
JNL/S&P Mid 3 Fund - Class A	22,295	493	24,059	—	(2,417)	—
JNL/Scout Unconstrained Bond Fund - Class A	52,844	36,042	1,399	—	(65)	90,519
JNL/T. Rowe Price Capital Appreciation Fund	66,333	37,959	836	—	(23)	109,545
JNL/T. Rowe Price Established Growth Fund - Class A	72,171	4,975	27,730	—	(1,912)	49,947
JNL/T. Rowe Price Value Fund - Class A	71,965	3,487	5,379	—	(334)	74,415
JNL/WCM Focused International Equity Fund	52,642	27,610	798	—	81	85,430
JNL/WMC Money Market Fund - Class A	—	7,931	7,931	—	—	—
	$1,312,324	$515,068	$506,115	$—	$869	$1,411,345
JNL Disciplined Moderate Growth Fund
JNL Multi-Manager Mid Cap Fund - Class A	$—	$81,477	$106	$—	$—	$82,673
JNL/Crescent High Income Fund - Class A	—	35,599	596	—	6	36,254
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	144,059	8,107	—	666	152,190
JNL/DoubleLine Total Return Fund	103,462	52,040	7,412	—	522	153,414
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	68,380	2,824	28,920	—	(5,841)	40,571
JNL/Mellon Capital Emerging Market Index Fund - Class A	84,780	5,801	12,624	—	(1,410)	91,290
JNL/Mellon Capital Healthcare Sector Fund - Class A	51,698	1,932	49,553	—	(7,360)	—
JNL/Mellon Capital International Index Fund - Class A	203,990	4,082	65,108	—	(2,637)	146,043
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	126,789	816	139,275	—	10,236	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	254,876	45,139	26,473	—	4,009	291,461
JNL/Mellon Capital Small Cap Index Fund - Class A	33,709	36,110	6,095	—	(90)	68,748
JNL/Neuberger Berman Strategic Income Fund - Class A	42,908	788	27,488	—	(1,006)	18,117
JNL/PIMCO Credit Income Fund	—	35,470	4	—	—	36,243
JNL/PIMCO Total Return Bond Fund - Class A	60,188	883	62,914	—	(1,919)	—
JNL/PPM America Floating Rate Income Fund - Class A	17,184	208	17,921	—	(651)	—
JNL/PPM America High Yield Bond Fund - Class A	34,090	119	35,958	—	(5,842)	—
JNL/PPM America Total Return Fund - Class A	51,485	1,411	19,873	—	(186)	36,136
JNL/S&P International 5 Fund - Class A	51,003	1,289	1,166	—	(58)	54,772
JNL/S&P Mid 3 Fund - Class A	33,520	355	35,751	—	(3,293)	—
JNL/Scout Unconstrained Bond Fund - Class A	42,992	42,349	2,312	—	(130)	85,550
JNL/T. Rowe Price Capital Appreciation Fund	86,005	54,245	2,547	—	(126)	145,554
JNL/T. Rowe Price Established Growth Fund - Class A	119,223	5,836	34,331	—	(2,334)	91,789
JNL/T. Rowe Price Value Fund - Class A	119,196	15,296	14,221	—	(705)	127,605
JNL/WCM Focused International Equity Fund	119,423	37,169	3,377	—	234	165,023
JNL/WMC Money Market Fund - Class A	—	7,253	7,253	—	—	—
	$1,704,901	$612,550	$609,385	$—	$(17,915)	$1,823,433
JNL Disciplined Growth Fund
JNL Multi-Manager Mid Cap Fund - Class A	$—	$40,539	$61	$—	$—	$41,127
JNL/Crescent High Income Fund - Class A	—	10,513	189	—	3	10,687
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	29,122	60,262	4,755	—	326	95,350
JNL/DoubleLine Total Return Fund	23,264	21,183	3,258	—	243	42,574
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	30,479	2,411	23,632	—	(4,416)	8,531
JNL/Mellon Capital Emerging Market Index Fund - Class A	45,447	7,611	9,046	—	(2,207)	51,414
JNL/Mellon Capital Healthcare Sector Fund - Class A	30,971	2,155	30,707	—	(4,289)	—
JNL/Mellon Capital International Index Fund - Class A	106,503	7,048	32,063	—	(1,784)	83,455

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Disciplined Growth Fund (continued)
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	$75,501	$2,487	$84,746	$—	$5,711	$—
JNL/Mellon Capital S&P 500 Index Fund - Class A	113,899	32,916	1,957	—	229	154,035
JNL/Mellon Capital Small Cap Index Fund - Class A	22,572	17,706	6,851	—	(358)	36,516
JNL/PIMCO Credit Income Fund	—	8,375	95	—	1	8,537
JNL/PPM America High Yield Bond Fund - Class A	15,220	443	16,413	—	(2,490)	—
JNL/PPM America Total Return Fund - Class A	11,531	553	12,488	—	(72)	—
JNL/S&P International 5 Fund - Class A	30,419	1,825	4,428	—	(256)	29,958
JNL/S&P Mid 3 Fund - Class A	16,793	583	18,349	—	(1,628)	—
JNL/Scout Unconstrained Bond Fund - Class A	15,439	15,298	1,873	—	(69)	29,775
JNL/T. Rowe Price Capital Appreciation Fund	—	33,375	24	—	—	34,207
JNL/T. Rowe Price Established Growth Fund - Class A	61,017	15,686	7,649	—	(400)	70,962
JNL/T. Rowe Price Value Fund - Class A	72,322	8,848	8,901	—	(207)	76,998
JNL/WCM Focused International Equity Fund	60,989	19,639	2,857	—	72	83,837
JNL/WMC Money Market Fund - Class A	—	5,908	5,908	—	—	—
	$761,488	$315,364	$276,250	$—	$(11,591)	$857,963
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund - Class A	$473,903	$1,505	$26,857	$—	$(550)	$474,475
JNL/Franklin Templeton Income Fund - Class A	476,620	3,046	48,355	—	(2,483)	476,636
JNL/Franklin Templeton Mutual Shares Fund - Class A	476,075	1,060	42,342	—	2,452	476,575
	$1,426,598	$5,611	$117,554	$—	$(581)	$1,427,686
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$41,378	$6,392	$8,597	$—	$(123)	$41,211
JNL/Mellon Capital International Index Fund - Class A	40,964	3,778	4,508	—	721	41,270
JNL/Mellon Capital JNL 5 Fund - Class A	204,619	9,212	22,805	—	12,912	206,666
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	40,942	1,989	6,074	—	2,968	41,345
JNL/Mellon Capital S&P 500 Index Fund - Class A	40,990	2,222	4,635	—	2,637	41,336
JNL/Mellon Capital Small Cap Index Fund - Class A	40,742	1,770	6,185	—	2,541	41,413
	$409,635	$25,363	$52,804	$—	$21,656	$413,241
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$153,271	$13,122	$14,652	$—	$(410)	$159,648
JNL/Mellon Capital International Index Fund - Class A	151,290	7,576	1,830	—	407	161,067
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	149,978	1,127	8,005	—	3,242	160,729
JNL/Mellon Capital S&P 500 Index Fund - Class A	153,288	1,026	4,819	—	2,231	160,427
JNL/Mellon Capital Small Cap Index Fund - Class A	149,722	1,488	8,831	—	3,401	162,339
	$757,549	$24,339	$38,137	$—	$8,871	$804,210
JNL/MMRS Conservative Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$10,843	$2,524	$4,313	$—	$(1,784)	$9,348
JNL/Franklin Templeton Mutual Shares Fund - Class A	16,313	3,421	6,775	—	(1,519)	14,102
JNL/Goldman Sachs Core Plus Bond Fund - Class A	53,161	11,739	16,590	—	(232)	51,032
JNL/Invesco International Growth Fund - Class A	27,173	5,822	9,937	—	(1,840)	23,328
JNL/Invesco Small Cap Growth Fund - Class A	16,260	3,460	6,635	—	(1,490)	14,055
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	53,153	11,777	16,580	—	(218)	51,000
JNL/Mellon Capital Bond Index Fund - Class A	53,139	11,669	16,691	—	(284)	51,007
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	10,872	2,298	3,933	—	(578)	9,382
JNL/Mellon Capital Emerging Market Index Fund - Class A	26,985	5,563	12,442	—	(4,525)	23,192
JNL/Mellon Capital Healthcare Sector Fund - Class A	16,345	3,833	6,377	—	(882)	13,863
JNL/Mellon Capital S&P 24 Fund - Class A	16,213	3,690	5,885	—	(4,827)	13,918
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	16,232	3,301	6,813	—	(819)	14,041
JNL/Neuberger Berman Strategic Income Fund - Class A	22,174	4,948	7,518	—	(385)	21,296
JNL/PIMCO Real Return Fund - Class A	22,174	4,996	7,569	—	(537)	21,297
JNL/PIMCO Total Return Bond Fund - Class A	44,432	9,577	13,924	—	(774)	42,493
JNL/S&P Competitive Advantage Fund - Class A	16,154	3,878	5,745	—	(1,317)	14,097
JNL/S&P Dividend Income & Growth Fund - Class A	16,299	3,469	7,431	—	(718)	14,212

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/MMRS Conservative Fund (continued)
JNL/S&P Intrinsic Value Fund - Class A	$16,201	$3,644	$6,125	$—	$(2,564)	$13,957
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	10,899	2,271	4,144	—	(694)	9,410
	$465,022	$101,880	$165,427	$—	$(25,987)	$425,030
JNL/MMRS Growth Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$1,891	$3,231	$3,079	$—	$(367)	$2,090
JNL/Franklin Templeton Mutual Shares Fund - Class A	1,517	2,559	2,486	—	(136)	1,671
JNL/Goldman Sachs Core Plus Bond Fund - Class A	3,763	7,423	8,545	—	95	2,825
JNL/Invesco International Growth Fund - Class A	3,781	6,432	5,925	—	(274)	4,164
JNL/Invesco Small Cap Growth Fund - Class A	1,892	3,186	3,079	—	(158)	2,094
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	5,017	9,884	11,375	—	123	3,761
JNL/Mellon Capital Bond Index Fund - Class A	5,016	9,871	11,395	—	113	3,761
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	1,514	2,574	2,380	—	(166)	1,674
JNL/Mellon Capital Emerging Market Index Fund - Class A	3,792	6,244	6,214	—	(259)	4,143
JNL/Mellon Capital Healthcare Sector Fund - Class A	2,278	4,040	3,792	—	(96)	2,476
JNL/Mellon Capital S&P 24 Fund - Class A	1,507	2,654	2,456	—	(591)	1,658
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	2,263	3,749	3,629	—	(152)	2,508
JNL/Neuberger Berman Strategic Income Fund - Class A	2,512	4,945	5,767	—	94	1,888
JNL/PIMCO Real Return Fund - Class A	2,513	4,921	5,739	—	76	1,890
JNL/PIMCO Total Return Bond Fund - Class A	3,758	7,430	8,563	—	(17)	2,829
JNL/S&P Competitive Advantage Fund - Class A	2,633	4,527	4,037	—	(551)	2,936
JNL/S&P Dividend Income & Growth Fund - Class A	3,040	5,137	5,073	—	(57)	3,355
JNL/S&P Intrinsic Value Fund - Class A	2,643	4,457	4,053	—	(720)	2,929
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	1,519	2,557	2,418	—	(137)	1,674
	$52,849	$95,821	$100,005	$—	$(3,180)	$50,326
JNL/MMRS Moderate Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$8,154	$10,331	$10,687	$—	$(1,818)	$8,007
JNL/Franklin Templeton Mutual Shares Fund - Class A	6,118	7,648	8,086	—	(596)	6,040
JNL/Goldman Sachs Core Plus Bond Fund - Class A	17,477	26,449	29,364	—	429	15,467
JNL/Invesco International Growth Fund - Class A	20,372	25,875	25,805	—	(1,286)	20,037
JNL/Invesco Small Cap Growth Fund - Class A	8,154	10,108	10,657	—	(877)	8,025
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	19,989	30,218	33,527	—	529	17,670
JNL/Mellon Capital Bond Index Fund - Class A	19,988	30,191	33,616	—	463	17,682
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	6,116	7,691	7,668	—	(693)	6,038
JNL/Mellon Capital Emerging Market Index Fund - Class A	10,198	12,861	14,020	—	(674)	9,972
JNL/Mellon Capital Healthcare Sector Fund - Class A	8,164	10,569	10,698	—	(440)	7,938
JNL/Mellon Capital S&P 24 Fund - Class A	6,087	7,891	7,846	—	(2,359)	5,960
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	10,192	12,530	13,290	—	(798)	10,043
JNL/Neuberger Berman Strategic Income Fund - Class A	9,985	15,203	17,136	—	275	8,861
JNL/PIMCO Real Return Fund - Class A	9,985	15,078	16,987	—	294	8,877
JNL/PIMCO Total Return Bond Fund - Class A	14,984	22,710	25,255	—	(104)	13,292
JNL/S&P Competitive Advantage Fund - Class A	10,127	13,377	12,761	—	(1,990)	10,086
JNL/S&P Dividend Income & Growth Fund - Class A	12,174	15,255	16,388	—	(216)	12,149
JNL/S&P Intrinsic Value Fund - Class A	10,173	13,237	12,994	—	(2,628)	10,055
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	6,118	7,619	7,789	—	(641)	6,043
	$214,555	$294,841	$314,574	$—	$(13,130)	$202,242
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class A	$1,586,931	$159,256	$36,048	$—	$12,443	$1,728,606
JNL/S&P Dividend Income & Growth Fund - Class A	1,628,995	87,294	216,662	—	65,393	1,740,165
JNL/S&P Intrinsic Value Fund - Class A	1,568,903	146,052	68,394	—	24,379	1,720,748
JNL/S&P Total Yield Fund - Class A	1,586,151	95,367	76,669	—	22,567	1,733,539
	$6,370,980	$487,969	$397,773	$—	$124,782	$6,923,058
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	$46,153	$3,626	$144	$—	$(7)	$49,686

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Conservative Fund (continued)
JNL Multi-Manager Mid Cap Fund - Class A	$—	$16,708	$4,514	$—	$—	$12,390
JNL Multi-Manager Small Cap Growth Fund - Class A	15,142	2,999	2,505	—	(96)	16,685
JNL Multi-Manager Small Cap Value Fund - Class A	15,021	2,033	2,129	—	269	16,762
JNL/Causeway International Value Select Fund - Class A	15,272	1,997	883	—	(17)	16,599
JNL/Crescent High Income Fund - Class A	—	65,558	1,133	—	4	66,352
JNL/DFA U.S. Core Equity Fund - Class A	30,436	3,103	3,194	—	996	33,288
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	17,000	1,449	—	53	16,540
JNL/DoubleLine Total Return Fund	138,707	7,173	2,656	—	196	148,863
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	107,478	10,878	744	—	(11)	115,046
JNL/Goldman Sachs Core Plus Bond Fund - Class A	46,239	1,779	793	—	(48)	49,618
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	30,433	778	18,436	—	(8,029)	16,593
JNL/Goldman Sachs Mid Cap Value Fund - Class A	15,169	1,952	18,146	—	(2,569)	—
JNL/Invesco Global Real Estate Fund - Class A	15,393	1,400	1,781	—	162	16,511
JNL/Invesco International Growth Fund - Class A	15,281	1,512	823	—	163	16,528
JNL/Invesco Mid Cap Value Fund - Class A	15,027	2,359	2,274	—	(278)	16,704
JNL/JPMorgan MidCap Growth Fund - Class A	30,591	5,057	3,549	—	311	33,292
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	138,721	6,497	3,161	—	—	148,766
JNL/PIMCO Real Return Fund - Class A	61,650	1,469	1,289	—	(476)	66,495
JNL/PIMCO Total Return Bond Fund - Class A	92,360	3,474	1,505	—	(124)	99,414
JNL/PPM America Floating Rate Income Fund - Class A	30,782	692	550	—	28	33,208
JNL/PPM America High Yield Bond Fund - Class A	90,943	19,666	41,060	—	(8,264)	83,277
JNL/PPM America Low Duration Bond Fund - Class A	107,905	6,659	1,147	—	—	115,603
JNL/PPM America Total Return Fund - Class A	107,847	1,511	2,000	—	212	115,782
JNL/Scout Unconstrained Bond Fund - Class A	92,443	3,108	1,131	—	(27)	99,201
JNL/T. Rowe Price Established Growth Fund - Class A	45,941	6,339	3,581	—	1,274	50,187
JNL/T. Rowe Price Short-Term Bond Fund - Class A	154,102	1,231	42,073	—	(1,070)	115,833
JNL/T. Rowe Price Value Fund - Class A	45,941	4,350	3,896	—	847	49,804
JNL/WCM Focused International Equity Fund	15,337	1,445	1,513	—	153	16,655
JNL/WMC Value Fund - Class A	15,247	1,589	1,607	—	202	16,565
	$1,535,561	$203,942	$169,666	$—	$(16,146)	$1,652,247
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	$94,131	$1,121	$—	$—	$—	$95,264
JNL Multi-Manager Mid Cap Fund - Class A	—	30,175	—	—	—	30,657
JNL Multi-Manager Small Cap Growth Fund - Class A	32,521	1,068	366	—	2	34,508
JNL Multi-Manager Small Cap Value Fund - Class A	63,611	1,168	1,384	—	200	69,941
JNL/BlackRock Large Cap Select Growth Fund - Class A	33,055	484	304	—	25	34,407
JNL/Causeway International Value Select Fund - Class A	27,434	2,310	—	—	—	29,943
JNL/Crescent High Income Fund - Class A	—	84,863	—	—	—	87,137
JNL/DFA U.S. Core Equity Fund - Class A	37,318	—	4,062	—	231	36,046
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	36,046	2,263	—	70	35,884
JNL/DoubleLine Total Return Fund	232,389	—	7,335	—	539	234,243
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	231,015	963	1,487	—	(41)	224,501
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	63,539	30	37,217	—	(16,290)	34,168
JNL/Goldman Sachs Mid Cap Value Fund - Class A	61,236	1,810	32,712	—	(4,647)	34,396
JNL/Invesco Global Real Estate Fund - Class A	35,305	—	3,184	—	246	35,044
JNL/Invesco International Growth Fund - Class A	60,391	1,910	—	—	—	64,077
JNL/Invesco Mid Cap Value Fund - Class A	31,743	688	692	—	(61)	34,354
JNL/Invesco Small Cap Growth Fund - Class A	32,394	577	840	—	230	34,948
JNL/JPMorgan MidCap Growth Fund - Class A	94,287	3,186	16	—	2	99,284
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	168,885	—	8,540	—	141	168,337
JNL/Lazard Emerging Markets Fund - Class A	31,635	333	2,202	—	(577)	36,802
JNL/Oppenheimer Global Growth Fund - Class A	34,217	236	329	—	70	34,222
JNL/PIMCO Real Return Fund - Class A	129,737	—	3,940	—	(1,053)	135,477

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Moderate Fund (continued)
JNL/PIMCO Total Return Bond Fund - Class A	$152,155	$—	$19,210	$—	$(1,504)	$140,611
JNL/PPM America Floating Rate Income Fund - Class A	35,892	—	37,393	—	1,450	—
JNL/PPM America High Yield Bond Fund - Class A	157,843	5,283	39,786	—	(6,412)	145,406
JNL/PPM America Low Duration Bond Fund - Class A	175,112	5,702	—	—	—	184,402
JNL/PPM America Total Return Fund - Class A	161,798	—	4,802	—	477	169,394
JNL/Scout Unconstrained Bond Fund - Class A	137,818	7,377	—	—	—	152,554
JNL/T. Rowe Price Established Growth Fund - Class A	306,512	2,393	3,682	—	1,279	309,892
JNL/T. Rowe Price Short-Term Bond Fund - Class A	237,079	—	58,548	—	(1,411)	182,571
JNL/T. Rowe Price Value Fund - Class A	269,676	237	9,717	—	2,727	276,668
JNL/WCM Focused International Equity Fund	26,459	2,258	—	—	—	31,070
JNL/WMC Value Fund - Class A	101,404	107	4,789	—	814	104,016
	$3,256,591	$190,325	$284,800	$—	$(23,493)	$3,320,224
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$150,621	$33,808	$1,070	$—	$(53)	$183,737
JNL Multi-Manager Mid Cap Fund - Class A	—	113,906	151	—	—	115,575
JNL Multi-Manager Small Cap Growth Fund - Class A	57,742	40,474	11,209	—	47	91,195
JNL Multi-Manager Small Cap Value Fund - Class A	156,256	3,744	—	—	—	176,008
JNL/BlackRock Large Cap Select Growth Fund - Class A	199,329	116,062	11,215	—	410	319,378
JNL/Causeway International Value Select Fund - Class A	62,603	11,894	—	—	—	75,243
JNL/Crescent High Income Fund - Class A	—	125,854	—	—	—	129,607
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	37,431	1	—	—	39,620
JNL/DoubleLine Total Return Fund	174,226	163	2,339	—	168	179,020
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	305,034	122	4,015	—	(174)	293,203
JNL/Goldman Sachs Core Plus Bond Fund - Class A	50,817	—	—	—	—	53,443
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	84,898	3,784	37,356	—	(13,806)	62,745
JNL/Goldman Sachs Mid Cap Value Fund - Class A	132,362	—	62,800	—	(2,169)	77,434
JNL/Invesco Global Real Estate Fund - Class A	129,400	—	10,850	—	910	129,334
JNL/Invesco International Growth Fund - Class A	185,313	—	58,983	—	6,012	128,876
JNL/Invesco Large Cap Growth Fund - Class A	121,707	13,294	116,170	13,169	(31,202)	—
JNL/Invesco Mid Cap Value Fund - Class A	65,176	—	4,493	—	118	65,530
JNL/Invesco Small Cap Growth Fund - Class A	75,559	8,715	—	—	—	91,601
JNL/JPMorgan MidCap Growth Fund - Class A	158,429	16,721	—	—	—	178,472
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	186,070	177	17,771	—	1,136	177,358
JNL/Lazard Emerging Markets Fund - Class A	72,712	—	12,318	—	(4,215)	75,100
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	64,014	—	63,906	—	(3,266)	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	44,766	53,903	—	—	—	109,230
JNL/Oppenheimer Global Growth Fund - Class A	144,858	8,112	—	—	—	153,894
JNL/PIMCO Real Return Fund - Class A	118,452	—	3,972	—	(1,241)	123,309
JNL/PIMCO Total Return Bond Fund - Class A	236,107	80	68,169	—	(5,425)	179,831
JNL/PPM America Floating Rate Income Fund - Class A	40,245	—	41,559	—	1,399	—
JNL/PPM America High Yield Bond Fund - Class A	236,989	13,393	77,965	—	(12,538)	205,186
JNL/PPM America Low Duration Bond Fund - Class A	239,628	1,262	3,441	—	30	242,258
JNL/PPM America Mid Cap Value Fund - Class A	21,889	—	—	—	—	24,907
JNL/PPM America Total Return Fund - Class A	181,644	—	8,477	—	842	186,951
JNL/Scout Unconstrained Bond Fund - Class A	207,065	3,990	—	—	—	221,742
JNL/T. Rowe Price Established Growth Fund - Class A	877,730	—	46,880	—	21,355	840,291
JNL/T. Rowe Price Short-Term Bond Fund - Class A	254,017	—	72,681	—	(979)	185,663
JNL/T. Rowe Price Value Fund - Class A	560,383	—	23,995	—	9,850	569,979
JNL/WCM Focused International Equity Fund	108,755	1,420	—	—	—	118,792
JNL/WMC Value Fund - Class A	362,553	—	45,362	—	11,821	340,934
	$6,067,349	$608,309	$807,148	$13,169	$(20,970)	$6,145,446
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$148,773	$28	$4,306	$—	$(279)	$144,412
JNL Multi-Manager Mid Cap Fund - Class A	—	74,512	380	—	—	75,318
JNL Multi-Manager Small Cap Growth Fund - Class A	46,014	47,749	245	—	—	98,038
JNL Multi-Manager Small Cap Value Fund - Class A	142,305	105	4,587	—	673	151,860

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Growth Fund (continued)
JNL/BlackRock Large Cap Select Growth Fund - Class A	$333,440	$165,910	$16,529	$—	$1,085	$506,740
JNL/Causeway International Value Select Fund - Class A	123,911	1,368	23,924	—	(2,363)	100,159
JNL/Crescent High Income Fund - Class A	—	79,638	—	—	—	81,914
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	24,085	—	—	—	25,465
JNL/DoubleLine Total Return Fund	98,098	—	4,321	—	335	97,642
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	57,987	7,977	24,177	—	(9,353)	50,263
JNL/Goldman Sachs Mid Cap Value Fund - Class A	131,683	—	70,432	—	(7,144)	68,161
JNL/Invesco Global Real Estate Fund - Class A	96,925	—	5,886	—	1,131	99,290
JNL/Invesco International Growth Fund - Class A	162,062	—	42,783	—	6,554	122,693
JNL/Invesco Large Cap Growth Fund - Class A	179,447	18,727	170,711	18,727	(31,272)	—
JNL/Invesco Mid Cap Value Fund - Class A	89,712	1,311	565	—	46	97,636
JNL/Invesco Small Cap Growth Fund - Class A	74,771	18,966	2,185	—	631	100,551
JNL/JPMorgan MidCap Growth Fund - Class A	165,348	12,964	—	—	—	181,476
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	43,882	—	46,216	—	(1,169)	—
JNL/Lazard Emerging Markets Fund - Class A	125,494	2,882	6,574	—	(3,824)	148,449
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	42,226	2,075	43,711	—	(3,370)	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	28,126	32,889	—	—	—	67,230
JNL/Oppenheimer Global Growth Fund - Class A	226,409	6,474	—	—	—	233,879
JNL/PIMCO Real Return Fund - Class A	36,088	—	—	—	—	38,830
JNL/PIMCO Total Return Bond Fund - Class A	86,973	8	42,863	—	(580)	48,212
JNL/PPM America High Yield Bond Fund - Class A	89,367	19,071	22,413	—	(3,954)	100,509
JNL/PPM America Low Duration Bond Fund - Class A	72,302	6,337	—	—	—	80,171
JNL/PPM America Mid Cap Value Fund - Class A	12,559	—	—	—	—	14,291
JNL/PPM America Total Return Fund - Class A	88,374	602	453	—	34	95,404
JNL/Scout Unconstrained Bond Fund - Class A	132,593	959	432	—	(23)	139,902
JNL/T. Rowe Price Established Growth Fund - Class A	748,284	12	12,171	—	3,590	746,182
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	151,107	—	—	—	—	159,646
JNL/T. Rowe Price Short-Term Bond Fund - Class A	189,705	—	94,805	—	(1,413)	97,924
JNL/T. Rowe Price Value Fund - Class A	639,414	37,131	16,879	—	7,223	700,477
JNL/WCM Focused International Equity Fund	61,982	9,973	—	—	—	77,733
JNL/WMC Value Fund - Class A	334,022	—	42,901	—	10,840	313,337
	$4,959,383	$571,753	$700,449	$18,727	$(32,602)	$5,063,794
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$49,405	$2,350	$233	$—	$(18)	$51,525
JNL Multi-Manager Mid Cap Fund - Class A	—	23,101	—	—	—	23,469
JNL Multi-Manager Small Cap Growth Fund - Class A	17,352	15,740	144	—	(11)	34,536
JNL Multi-Manager Small Cap Value Fund - Class A	66,013	2,157	3,469	—	506	71,573
JNL/BlackRock Large Cap Select Growth Fund - Class A	123,056	70,392	7,236	—	533	195,849
JNL/Causeway International Value Select Fund - Class A	63,408	2,663	12,741	—	(526)	52,948
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	13,307	4	—	—	13,935
JNL/DoubleLine Total Return Fund	16,070	733	161	—	—	17,300
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	17,027	3	18,199	—	(2,048)	616
JNL/Goldman Sachs Mid Cap Value Fund - Class A	45,058	—	31,012	—	(6,501)	15,907
JNL/Invesco Global Real Estate Fund - Class A	34,895	16	2,809	—	242	35,034
JNL/Invesco International Growth Fund - Class A	53,661	9	19,148	—	199	35,183
JNL/Invesco Large Cap Growth Fund - Class A	71,682	8,344	68,945	7,766	(10,301)	—
JNL/Invesco Mid Cap Value Fund - Class A	32,268	1,584	1,247	—	(116)	35,400
JNL/Invesco Small Cap Growth Fund - Class A	60,504	6,122	18,463	—	1,466	53,647
JNL/JPMorgan MidCap Growth Fund - Class A	61,958	15,753	—	—	—	79,582
JNL/Lazard Emerging Markets Fund - Class A	36,619	11,336	4,460	—	(1,281)	53,416
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	17,039	908	17,298	—	(2,029)	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	16,065	28,177	—	—	—	48,527
JNL/Oppenheimer Global Growth Fund - Class A	102,877	1,833	15,416	—	6,325	89,099

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Aggressive Growth Fund (continued)
JNL/PPM America High Yield Bond Fund - Class A	$32,719	$362	$2,372	$—	$(195)	$35,462
JNL/PPM America Total Return Fund - Class A	24,590	—	8,440	—	(206)	17,638
JNL/Scout Unconstrained Bond Fund - Class A	17,309	142	915	—	(27)	17,390
JNL/T. Rowe Price Established Growth Fund - Class A	288,996	1,542	9,691	—	3,630	284,824
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	79,815	—	—	—	—	84,326
JNL/T. Rowe Price Short-Term Bond Fund - Class A	34,892	589	1,493	—	(34)	34,644
JNL/T. Rowe Price Value Fund - Class A	271,106	57	21,952	—	8,905	264,798
JNL/WCM Focused International Equity Fund	44,715	4,363	191	—	(27)	52,935
JNL/WMC Value Fund - Class A	146,073	58	15,276	—	3,601	140,702
	$1,825,172	$211,641	$281,315	$7,766	$2,141	$1,840,265

Income Tax Matters - Effective January 1, 2016, JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Growth-Income Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund will be treated as partnerships for federal income tax purposes. These Funds are not subject to federal income tax, and therefore, there is no provision for federal income taxes. The book cost of assets differs from the tax cost of assets for these Funds as a result of each Fund’s expected adoption of a mark to market method of accounting for federal income tax purposes. Under this method, the tax cost of assets will approximate fair market value.

JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund are treated as registered investment companies for federal income tax purposes.  As of September 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) for the Funds treated as registered investment companies for federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Global Bond Fund	$531,026	$5,559	$(11,252)	$(5,693)
JNL/American Funds Global Small Capitalization Fund	569,349	17,681	(79,112)	(61,431)
JNL/American Funds International Fund	1,189,683	27,615	(106,458)	(78,843)
JNL/American Funds New World Fund	983,148	11,775	(79,744)	(67,969)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

	Shares/Par/Contracts †	Value
JNL/AB Dynamic Asset Allocation Fund (b)
PURCHASED OPTIONS - 0.0%
iShares MSCI EAFE ETF Call Option, Strike Price 62, Expiration 11/18/16, GSC	22,500	$4
S&P 500 Index Call Option, Strike Price 2,275, Expiration 11/18/16, CGM	1,600	2
Total Purchased Options (cost $24)		6

INVESTMENT COMPANIES - 67.5%
iShares Core MSCI Emerging Markets ETF	30	1,381
iShares Core S&P 500 ETF	26	5,702
iShares International Developed Real Estate ETF (e)	14	416
iShares JPMorgan USD Emerging Markets Bond ETF	3	350
iShares MSCI EAFE ETF (e)	60	3,524
SPDR S&P 500 ETF Trust	16	3,565
Vanguard FTSE Developed Markets ETF	143	5,331
Vanguard Global ex-U.S. Real Estate ETF	12	689
Vanguard Mid-Cap ETF	14	1,830
Vanguard REIT ETF	8	737
Vanguard Small-Cap ETF	10	1,172
Total Investment Companies (cost $23,929)		24,697

GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
GOVERNMENT SECURITIES - 4.0%
Treasury Inflation Index Securities - 4.0%
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/19 (n)	$70	75
1.38%, 01/15/20 (n)	85	90
0.13%, 04/15/20 - 01/15/23 (n)	817	834
1.25%, 07/15/20 (n)	129	138
1.13%, 01/15/21 (n)	147	157
0.63%, 07/15/21 (n)	157	165
Total Government and Agency Obligations (cost $1,462)		1,459

SHORT TERM INVESTMENTS - 38.2%
Investment Company - 12.7%
JNL Money Market Fund, 0.24% (a) (h)	4,657	4,657

Securities Lending Collateral - 10.9%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	3,994	3,994

Treasury Securities - 14.6%
U.S. Treasury Bill
0.31%, 10/27/16 (o)	$3,350	3,349
0.17%, 11/25/16	2,000	2,000
		5,349
Total Short Term Investments (cost $13,999)		14,000
Total Investments - 109.7% (cost $39,414)		40,162
Other Assets and Liabilities, Net - (9.7%)		(3,559)
Total Net Assets - 100.0%		$36,603

JNL/AQR Managed Futures Strategy Fund (b)
SHORT TERM INVESTMENTS - 95.1%
Investment Companies - 48.3%
JNL Money Market Fund, 0.24% (a) (h)	205,274	$205,274
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% - IM Class (h)	152,756	152,756
		358,030
Treasury Securities - 46.8%
U.S. Treasury Bill
0.23%, 10/06/16	$64,884	64,882
0.21%, 10/13/16	7,968	7,967
0.28%, 11/03/16	1,014	1,014
0.26%, 11/10/16	2,226	2,225
0.17%, 11/25/16	6,000	5,999
0.33%, 12/01/16	32,378	32,369
0.44%, 12/08/16	1,019	1,019
0.30%, 12/15/16	1,465	1,464
0.41%, 12/22/16	9,593	9,588
0.20%, 01/05/17	7,227	7,221
0.40%, 01/12/17	3,405	3,402
0.44%, 01/19/17	157	157
0.40%, 02/02/17	4,505	4,500
0.44%, 02/09/17	110,423	110,288
0.45%, 02/16/17	14,536	14,517
0.42%, 03/30/17	80,635	80,461
		347,073
Total Short Term Investments (cost $705,031)		705,103
Total Investments - 95.1% (cost $705,031)		705,103
Other Assets and Liabilities, Net - 4.9%		36,281
Total Net Assets - 100.0%		$741,384

	Shares/Par †	Value
JNL/BlackRock Global Allocation Fund (b)
COMMON STOCKS - 53.6%
CONSUMER DISCRETIONARY - 7.5%
Accor SA	119	$4,722
Aisin Seiki Co. Ltd.	92	4,210
Alpine Electronics Inc.	29	388
Amazon.com Inc. (c)	18	15,289
Autobacs Seven Co. Ltd. (e)	26	377
Bed Bath & Beyond Inc.	83	3,599
Berkeley Group Holdings Plc	96	3,210
Bridgestone Corp.	162	5,972
Brilliance China Automotive Holdings Ltd. (e)	1,446	1,631
Burberry Group Plc	80	1,427
Canon Marketing Japan Inc.	36	663
Charter Communications Inc. - Class A (c)	21	5,684
Cheng Shin Rubber Industry Co. Ltd.	759	1,601
Chipotle Mexican Grill Inc. (c) (e)	18	7,556
Cie Financiere Richemont SA	62	3,800
Comcast Corp. - Class A	253	16,759
Coway Co. Ltd.	6	541
Delta Topco Ltd. (c) (f) (p) (q)	2,155	390
Denso Corp.	209	8,320
DISH Network Corp. - Class A (c)	98	5,389
Exedy Corp. (e)	18	453
Expedia Inc.	45	5,288
Ford Motor Co.	452	5,456
Fuji Heavy Industries Ltd.	334	12,513
Futaba Industrial Co. Ltd.	121	602
Goodyear Tire & Rubber Co.	13	428
H&R Block Inc.	71	1,653
Haier Electronics Group Co. Ltd.	593	986
Home Depot Inc.	44	5,617
Honda Motor Co. Ltd.	167	4,805
Hugo Boss AG	35	1,930
Hyundai Motor Co.	37	4,600

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

	Shares/Par †	Value
Isuzu Motors Ltd. (e)	347	4,086
Koito Manufacturing Co. Ltd.	49	2,395
Lear Corp.	10	1,197
Liberty Broadband Corp. - Class A (c)	28	1,932
Liberty Broadband Corp. - Class C (c)	53	3,760
Liberty Global Plc - Class A (c)	9	242
Liberty Global Plc - Class A (c)	86	2,923
Liberty SiriusXM Group - Class A (c)	97	3,309
Liberty SiriusXM Group - Class C (c)	182	6,093
Lowe’s Cos. Inc.	71	5,124
Luxottica Group SpA	40	1,901
LVMH Moet Hennessy Louis Vuitton SE	26	4,495
Maruti Suzuki India Ltd.	35	2,847
McDonald’s Corp.	7	801
Michael Kors Holdings Ltd. (c)	112	5,218
Mohawk Industries Inc. (c)	24	4,709
Nippon Telegraph & Telephone Corp.	51	862
Nitori Co. Ltd.	18	2,122
Norwegian Cruise Line Holdings Ltd. (c)	61	2,283
NOS SGPS	358	2,438
Pearson Plc	384	3,751
Publicis Groupe SA	76	5,763
RAI Way SpA	635	2,571
Ralph Lauren Corp. - Class A	20	2,052
Rinnai Corp. (e)	26	2,392
Sanrio Co. Ltd. (e)	96	1,756
Scripps Networks Interactive Inc. - Class A (e)	6	366
Sega Sammy Holdings Inc.	187	2,670
Sekisui Chemical Co. Ltd.	26	378
Shimamura Co. Ltd.	11	1,278
SKY Perfect JSAT Holdings Inc.	83	409
Stanley Electric Co. Ltd.	48	1,301
Sumitomo Electric Industries Ltd.	244	3,445
Suzuki Motor Corp.	345	11,566
Target Corp.	160	10,972
Tiffany & Co. ‡	52	3,791
Time Warner Inc.	120	9,532
Toho Co. Ltd.	32	1,070
Toyota Industries Corp.	224	10,374
Toyota Motor Corp.	39	2,256
TV Asahi Holdings Corp.	30	557
Volkswagen AG	1	174
Williams-Sonoma Inc. ‡	96	4,878
Wyndham Worldwide Corp.	9	600
Yamada Denki Co. Ltd.	749	3,715
Yamaha Corp.	53	1,729
Yulon Motor Co. Ltd.	444	392
		284,334
CONSUMER STAPLES - 3.2%
Ajinomoto Co. Inc.	252	5,628
Altria Group Inc.	112	7,057
Anheuser-Busch InBev NV	54	7,150
Asahi Breweries Ltd.	130	4,728
Chaoda Modern Agriculture Holdings Ltd. (c)	604	16
Coca-Cola Co.	108	4,574
Coca-Cola European Partners Plc	7	284
Constellation Brands Inc. - Class A	7	1,095
CVS Health Corp.	69	6,173
Danone SA	71	5,249
Diageo Plc - ADR (e)	40	4,658
Dr. Pepper Snapple Group Inc.	6	509
Edgewell Personal Care Co. (c)	160	12,754
Japan Tobacco Inc.	52	2,145
Kimberly-Clark Corp.	2	304
Kroger Co.	95	2,820
KT&G Corp.	5	600
Mondelez International Inc. - Class A	140	6,146
Nestle SA	243	19,154
PepsiCo Inc.	38	4,118
Seven & I Holdings Co. Ltd.	121	5,730
Tyson Foods Inc. - Class A	7	533
Unilever NV - CVA	144	6,648
Walgreens Boots Alliance Inc.	61	4,948
Whole Foods Market Inc. (e)	236	6,681
		119,702
ENERGY - 4.0%
Anadarko Petroleum Corp.	354	22,432
BP Plc - ADR	267	9,396
Cameco Corp. (e)	283	2,425
Cenovus Energy Inc.	187	2,678
Chevron Corp.	3	306
Coal India Ltd.	729	3,534
EnCana Corp. (e)	952	9,971
EQT Corp.	72	5,202
Exxon Mobil Corp.	66	5,722
Helmerich & Payne Inc. (e)	8	513
INPEX Corp.	681	6,188
Marathon Oil Corp.	699	11,055
Marathon Petroleum Corp.	638	25,907
Phillips 66	8	655
Pioneer Natural Resources Co.	22	4,151
Polski Koncern Naftowy Orlen SA	24	401
Reliance Industries Ltd.	616	10,050
Royal Dutch Shell Plc - ADR	267	13,388
Schlumberger Ltd.	74	5,787
Thai Oil PCL	28	56
Thai Oil PCL	95	188
Total SA	89	4,222
Total SA - ADR	9	430
Valero Energy Corp.	17	895
Williams Cos. Inc.	217	6,669
		152,221
FINANCIALS - 8.3%
ABN AMRO Group NV - CVA	37	757
AIA Group Ltd.	712	4,787
Allianz SE	20	2,981
Allstate Corp.	121	8,353
American International Group Inc. (o) ‡	81	4,817
AXA SA	255	5,419
Axis Capital Holdings Ltd.	11	594
Banco Bilbao Vizcaya Argentaria SA	122	736
Banco Santander SA	167	742
Bank of America Corp.	1,252	19,596
Berkshire Hathaway Inc. - Class A (c)	—	11,892
Berkshire Hathaway Inc. - Class B (c)	90	12,988
BNP Paribas SA	131	6,744
Brookfield Asset Management Inc.	10	366
Brookfield Asset Management Inc. - Class A	148	5,192
Capital One Financial Corp.	10	733
Charles Schwab Corp.	176	5,564
Chubb Ltd.	68	8,583
Citigroup Inc.	219	10,359
CME Group Inc.	64	6,678
Commerzbank AG	108	698
Credit Agricole SA	80	786
Daiwa Securities Group Inc.	660	3,716
Discover Financial Services	102	5,749
Erste Group Bank AG	26	767
Fairfax Financial Holdings Ltd.	6	3,229
Fifth Third Bancorp	14	281
Fubon Financial Holding Co. Ltd.	353	525
Fukuoka Financial Group Inc.	511	2,124
Goldman Sachs Group Inc.	49	7,938

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hartford Financial Services Group Inc.	38	1,614
HSBC Holdings Plc	2,447	18,391
ING Groep NV	680	8,390
JPMorgan Chase & Co.	300	19,993
KBC Groep NV	13	737
Marsh & McLennan Cos. Inc.	104	6,975
Mediobanca SpA	101	656
MetLife Inc. ‡	171	7,616
Mitsubishi UFJ Financial Group Inc.	1,219	6,174
Morgan Stanley	9	292
MS&AD Insurance Group Holdings	228	6,341
Natixis	172	801
Prudential Financial Inc. ‡	34	2,757
Raiffeisen International Bank Holding AG (c)	53	812
Reinsurance Group of America Inc.	6	684
Societe Generale SA	21	732
Sompo Japan Nipponkoa Holdings	202	5,984
Sony Financial Holdings Inc.	248	3,413
Sumitomo Mitsui Financial Group Inc. (e)	202	6,820
SunTrust Banks Inc.	101	4,402
Svenska Handelsbanken AB - Class A	476	6,544
Tokio Marine Holdings Inc.	226	8,682
Toronto-Dominion Bank	155	6,879
Travelers Cos. Inc.	11	1,293
U.S. Bancorp	184	7,910
UBS Group AG	418	5,710
UniCredit SpA	295	688
Unum Group	101	3,571
Wells Fargo & Co.	380	16,816
Westpac Banking Corp.	323	7,341
Zenkoku Hosho Co. Ltd.	22	909
Zurich Insurance Group AG	5	1,287
		314,908
HEALTH CARE - 7.4%
AbbVie Inc.	10	603
Aetna Inc. (o)	119	13,716
Alexion Pharmaceuticals Inc. (c)	32	3,907
Alfresa Holdings Corp.	42	889
Amgen Inc.	80	13,292
Anthem Inc.	88	10,993
Astellas Pharma Inc.	230	3,594
AstraZeneca Plc	159	10,321
Baxter International Inc.	81	3,866
Biogen Inc. (c) ‡	7	2,153
Bristol-Myers Squibb Co.	129	6,932
Brookdale Senior Living Inc. (c)	312	5,450
Cardinal Health Inc.	11	838
Catalent Inc. (c)	151	3,899
Celgene Corp. (c)	21	2,194
Centene Corp. (c)	71	4,774
DaVita Inc. (c)	73	4,838
Eli Lilly & Co.	128	10,282
Gilead Sciences Inc.	220	17,420
GlaxoSmithKline Plc	280	5,966
HCA Holdings Inc. (c)	5	349
Hoya Corp.	230	9,260
HTG Molecular Diagnostics Inc. (c)	14	34
Integrated Diagnostics Holdings Plc (e)	75	252
Invitae Corp. (c)	149	1,302
Johnson & Johnson	117	13,817
McKesson Corp.	43	7,226
Medipal Holdings Corp.	48	836
Medtronic Plc	22	1,881
Merck & Co. Inc.	97	6,071
Mylan NV (c)	225	8,575
NMC Health Plc	289	5,129
Novartis AG	81	6,363
Novo Nordisk A/S - Class B	50	2,099
Otsuka Holdings Co. Ltd.	29	1,336
Patheon NV	84	2,486
Perrigo Co. Plc	81	7,479
Pfizer Inc.	341	11,533
Roche Holding AG	23	5,594
Sanofi SA	183	13,941
Sawai Pharmaceutical Co. Ltd. (e)	14	1,026
Shire Plc	120	7,767
Siloam International Hospitals Tbk PT (c)	2,870	2,265
Spire Healthcare Group Plc	974	4,988
Stryker Corp.	4	485
Suzuken Co. Ltd.	21	703
Tenet Healthcare Corp. (c)	312	7,072
Teva Pharmaceutical Industries Ltd. - ADR (e)	213	9,808
Thermo Fisher Scientific Inc.	40	6,368
UnitedHealth Group Inc.	5	656
Zimmer Biomet Holdings Inc.	64	8,317
		280,945
INDUSTRIALS - 7.2%
3M Co.	5	828
Aeroports de Paris	12	1,164
Aggreko Plc	111	1,363
Airbus Group NV	221	13,409
BAE Systems Plc	1,487	10,104
Beijing Enterprises Holdings Ltd.	393	2,005
Boeing Co.	4	525
Chiyoda Corp.	111	914
Cie de Saint-Gobain	104	4,485
Cintas Corp. ‡	10	1,086
ComfortDelGro Corp. Ltd.	152	314
COMSYS Holdings Corp.	43	760
Daikin Industries Ltd.	50	4,628
Dassault Aviation SA	5	5,471
Delta Air Lines Inc.	197	7,756
East Japan Railway Co.	154	13,883
Ei Towers SpA (c)	127	6,694
Fortune Brands Home & Security Inc.	64	3,747
General Dynamics Corp.	7	1,036
General Electric Co.	596	17,649
GS Yuasa Corp.	395	1,628
Haitian International Holdings Ltd.	1,010	1,997
HD Supply Holdings Inc. (c)	86	2,745
Hexcel Corp.	31	1,378
Hino Motors Ltd. (e)	74	794
Illinois Tool Works Inc.	4	424
Japan Airlines Co. Ltd.	404	11,885
Jardine Matheson Holdings Ltd.	5	303
JGC Corp. (e)	165	2,878
Kamigumi Co. Ltd.	78	680
Kansas City Southern	73	6,801
Keppel Corp. Ltd. (e)	842	3,351
Kinden Corp.	99	1,141
Komatsu Ltd.	244	5,586
Koninklijke Philips Electronics NV	251	7,435
Kubota Corp.	290	4,382
Kurita Water Industries Ltd.	30	715
Mabuchi Motor Co. Ltd.	22	1,210
Maeda Road Construction Co. Ltd.	28	501
Makita Corp.	29	2,031
Masco Corp.	137	4,712
Meggitt Plc	398	2,321
Mitsubishi Electric Corp.	736	9,433
Nabtesco Corp.	72	2,040
Nippo Corp.	40	761
Northrop Grumman Systems Corp.	5	1,021
Okumura Corp. (e)	390	2,219

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Randstad Holding NV	79	3,581
Raytheon Co.	5	708
Rockwell Automation Inc.	4	463
Roper Industries Inc.	43	7,917
Safran SA	179	12,877
Secom Co. Ltd.	16	1,165
Seino Holdings Corp.	55	578
SHO-BOND Holdings Co. Ltd.	10	448
Siemens AG	38	4,466
SKF AB	679	11,734
SMC Corp.	9	2,685
Smiths Group Plc	225	4,267
Southwest Airlines Co.	145	5,626
Textron Inc.	165	6,565
Toda Corp.	410	2,159
Ubisoft Entertainment SA (c)	50	1,894
United Continental Holdings Inc. (c)	240	12,606
United Rentals Inc. (c)	76	5,978
Vinci SA	61	4,651
WABCO Holdings Inc. (c)	23	2,625
West Japan Railway Co.	65	4,038
		275,224
INFORMATION TECHNOLOGY - 8.4%
Accenture Plc - Class A	9	1,152
Activision Blizzard Inc.	93	4,109
Adobe Systems Inc. (c)	53	5,778
Alibaba Group Holding Ltd. - ADR (c) ‡	126	13,371
Alliance Data Systems Corp. (c)	3	543
Alphabet Inc. - Class A (c)	3	2,157
Alphabet Inc. - Class C (c)	51	39,395
Amdocs Ltd.	14	833
Apple Inc. ‡	576	65,092
Cisco Systems Inc.	215	6,813
Cognizant Technology Solutions Corp. - Class A (c)	22	1,047
CommScope Holding Co. Inc. (c)	305	9,177
Computer Sciences Corp.	13	691
Electronic Arts Inc. (c)	68	5,819
Facebook Inc. - Class A (c)	246	31,573
FitBit Inc. - Class A (c) (e)	170	2,525
FUJIFILM Holdings Corp.	27	1,004
Global Payments Inc.	73	5,566
Hirose Electric Co. Ltd.	7	947
Hon Hai Precision Industry Co. Ltd.	226	571
Infosys Ltd.	242	3,768
Intel Corp.	110	4,138
Intuit Inc.	49	5,408
Keyence Corp.	5	3,590
KLA-Tencor Corp.	8	526
Kyocera Corp.	82	3,926
Lookout Inc. (c) (f) (p) (q)	21	120
MasterCard Inc. - Class A	68	6,922
Micron Technology Inc. (c)	357	6,353
Microsoft Corp.	24	1,362
Murata Manufacturing Co. Ltd.	58	7,532
NEC Corp.	1,494	3,853
Nintendo Co. Ltd.	28	7,444
Nokia Oyj	1,296	7,511
Nuance Communications Inc. (c)	271	3,924
Omron Corp. (e)	37	1,339
Pure Storage Inc. - Class A (c) (e)	293	3,970
QUALCOMM Inc. ‡	149	10,222
Rohm Co. Ltd.	102	5,361
Sabre Corp.	118	3,335
SK Hynix Inc.	103	3,775
Square Inc. - Class A (c) (e)	242	2,820
Sumco Corp. (e)	285	2,342
Taiwan Semiconductor Manufacturing Co. Ltd.	731	4,297
Trend Micro Inc.	40	1,392
VeriFone Systems Inc. (c)	224	3,520
VeriSign Inc. (c) (e)	10	803
Visa Inc. - Class A	73	6,058
Western Digital Corp.	80	4,667
		318,441
MATERIALS - 2.9%
Air Products & Chemicals Inc.	20	3,076
Akzo Nobel NV	215	14,543
Arkema SA	25	2,292
Asahi Kasei Corp.	555	4,425
Axalta Coating Systems Ltd. (c)	393	11,119
BASF SE	56	4,813
CRH Plc	139	4,589
Crown Holdings Inc. (c)	11	602
E. I. du Pont de Nemours & Co.	185	12,384
Evonik Industries AG	92	3,123
Formosa Chemicals & Fibre Corp.	101	273
Formosa Plastics Corp.	120	299
Hitachi Chemical Co. Ltd.	154	3,532
International Paper Co.	14	694
JSR Corp. (e)	54	841
Kuraray Co. Ltd.	32	473
Monsanto Co. ‡	32	3,272
Nan Ya Plastics Corp.	129	256
Nitto Denko Corp.	79	5,150
Packaging Corp. of America	9	744
Platinum Group Metals Ltd. (c) (e)	156	431
Platinum Group Metals Ltd. (c) (e)	530	1,451
PTT Global Chemical PCL	62	105
PTT Global Chemical PCL	116	198
Sealed Air Corp.	7	331
Shin-Etsu Chemical Co. Ltd.	196	13,648
Siam Cement PCL - NVDR	38	573
Toray Industries Inc.	370	3,604
Ube Industries Ltd.	1,411	2,698
Umicore	51	3,177
WestRock Co.	118	5,718
Yamato Kogyo Co. Ltd.	22	663
		109,097
REAL ESTATE - 2.0%
American Tower Corp.	12	1,341
CapitaLand Ltd. (e)	3,866	9,127
Crown Castle International Corp.	14	1,272
Fibra Uno Administracion SA de CV	2,082	3,806
Global Logistic Properties Ltd. (e) (r)	6,225	8,587
Hang Lung Properties Ltd.	113	256
Link REIT	80	587
Mitsubishi Estate Co. Ltd.	726	13,625
Simon Property Group Inc.	47	9,657
Sino Land Co.	116	207
St. Joe Co. (c)	301	5,541
Sun Hung Kai Properties Ltd.	661	10,043
Swire Pacific Ltd.	28	303
Unibail-Rodamco SE	16	4,437
Vonovia SE	139	5,278
Wharf Holdings Ltd.	87	638
		74,705
TELECOMMUNICATION SERVICES - 1.6%
Advanced Info Service PCL	89	414
Advanced Info Service PCL	23	108
AT&T Inc.	9	354
Cellnex Telecom SAU	402	7,269

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

	Shares/Par †	Value
Chunghwa Telecom Co. Ltd.	156	550
Deutsche Telekom AG	505	8,480
Far EasTone Telecommunications Co. Ltd.	139	329
Intouch Holdings PCL	216	336
KDDI Corp.	292	9,050
Nippon Telegraph & Telephone Corp.	122	5,571
NTT DoCoMo Inc.	96	2,434
Singapore Telecommunications Ltd.	187	547
SK Telecom Co. Ltd.	3	579
Taiwan Mobile Co. Ltd.	94	338
Telecom Italia SpA (c)	8,228	6,837
Telesites SAB de CV - Class B (e)	2,897	1,636
Verizon Communications Inc.	36	1,894
Vodafone Group Plc	3,394	9,733
Vodafone Group Plc - ADR	208	6,075
		62,534
UTILITIES - 1.1%
American Water Works Co. Inc.	16	1,215
Calpine Corp. (c)	89	1,131
CEZ A/S	10	182
Cheung Kong Infrastructure Holdings Ltd.	58	500
Chubu Electric Power Co. Inc.	168	2,437
CLP Holdings Ltd.	56	575
Dominion Resources Inc.	34	2,519
Enel SpA	666	2,968
Engie SA (e)	161	2,501
Gas Natural SDG SA	131	2,703
Kyushu Electric Power Co. Inc.	72	678
National Grid Plc	41	577
NextEra Energy Inc.	79	9,611
NextEra Energy Partners LP	93	2,614
Sempra Energy	47	5,037
Snam Rete Gas SpA	128	712
Tokyo Gas Co. Ltd.	1,635	7,274
		43,234
Total Common Stocks (cost $1,952,584)		2,035,345

TRUST PREFERREDS - 0.2%
FINANCIALS - 0.2%
Citigroup Capital XIII, 7.12%, (callable at 25 beginning 11/30/16)	124	3,279
GMAC Capital Trust I, 6.60%, (callable at 25 beginning 11/30/16)	167	4,251
Total Trust Preferreds (cost $7,542)		7,530

PREFERRED STOCKS - 2.6%
CONSUMER DISCRETIONARY - 0.1%
Volkswagen AG	33	4,393

FINANCIALS - 0.4%
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 11/07/16) (e) (m)	57	1,488
Mandatory Exchangeable Trust, 5.75%, 06/01/19 (r)	63	8,091
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (e) (m)	27	686
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (e) (m)	71	2,146
Wells Fargo & Co. - Series L, 7.50% (m) (v)	1	1,722
		14,133
HEALTH CARE - 0.7%
Allergan Plc, 5.50%, 03/01/18 (v)	8	6,895
Anthem Inc., 5.25%, 05/01/18	193	8,373
Grand Rounds Inc. - Series C (c) (f) (p) (q)	639	1,776
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	14	11,065
		28,109
INDUSTRIALS - 0.1%
Stericycle Inc., 5.25%, 09/15/18 (e)	31	2,037

INFORMATION TECHNOLOGY - 0.8%
Domo Inc. (c) (f) (p) (q)	654	5,513
Dropbox Inc. - Series C (c) (f) (p) (q)	408	5,521
Lookout Inc. - Series F (c) (f) (p) (q)	284	2,719
Palantir Technologies Inc. (c) (f) (p) (q)	512	2,701
Samsung Electronics Co. Ltd.	—	253
Uber Technologies Inc. (c) (f) (p) (q)	303	15,011
		31,718
REAL ESTATE - 0.3%
American Tower Corp., 5.25%, 05/15/17	16	1,827
Crown Castle International Corp., 4.50%, 11/01/16 (v)	42	4,712
Welltower Inc., 6.50% (m) (v)	62	4,140
		10,679
TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA	162	110

UTILITIES - 0.2%
Dominion Resources Inc. - Class A, 6.38%, 07/01/17 (e)	35	1,717
Dominion Resources Inc., 6.75%, 08/15/19 (e)	130	6,483
		8,200
Total Preferred Stocks (cost $93,984)		99,379

WARRANTS - 0.0%
TFS Corp. Ltd. (c) (f)	370	113
TFS Corp. Ltd. (c) (f)	105	32
Total Warrants (cost $0)		145

	Shares/Par/Contracts †
PURCHASED OPTIONS - 0.5%
Accenture Plc - Class A Put Option, Strike Price 112, Expiration 10/07/16	56	1
Aflac Inc. Call Option, Strike Price 85, Expiration 01/19/18, GSC	112,456	145
Allstate Corp. Call Option, Strike Price 80, Expiration 01/19/18, GSC	71,610	97
Apple Inc. Call Option, Strike Price 110, Expiration 09/17/17, UBS	130,188	1,500
BB&T Corp. Call Option, Strike Price 40, Expiration 01/19/18, GSC	156,361	336
Biogen Inc. Call Option, Strike Price 285, Expiration 10/21/16	12	36
Call Swaption, 3-Month LIBOR, Exercise Rate 1.14%, Expiration 11/15/16, DUB	86,749,700	484
Capital One Financial Corp. Call Option, Strike Price 80, Expiration 01/19/18, GSC	160,061	748
Charles Schwab Corp. Call Option, Strike Price 40, Expiration 01/19/18, GSC	219,350	280
Chicago Board Options Exchange SPX Volatility Index Call Option, Strike Price 22, Expiration 10/19/16, CGM	43,339	16
Chicago Board Options Exchange SPX Volatility Index Call Option, Strike Price 22, Expiration 11/16/16, SGB	43,151	47
Chicago Board Options Exchange SPX Volatility Index Put Option, Strike Price 16, Expiration 10/19/16, BCL	216,894	314

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts/Notional †	Value
Chicago Board Options Exchange SPX Volatility Index Put Option, Strike Price 16, Expiration 10/19/16, CGM	88,208	128
Cintas Corp. Put Option, Strike Price 110, Expiration 10/21/16, BOA	9,647	10
CIT Group Inc. Call Option, Strike Price 42, Expiration 01/19/18, GSC	96,190	257
Citigroup Inc. Call Option, Strike Price 55, Expiration 01/19/18, GSC	219,350	581
CME Group Inc. Call Option, Strike Price 115, Expiration 01/19/18, GSC	76,971	316
Comerica Inc. Call Option, Strike Price 55, Expiration 01/19/18, GSC	134,512	354
E*TRADE Financial Corp. Call Option, Strike Price 35, Expiration 01/19/18, GSC	199,213	438
Euro Stoxx 50 Index Call Option, Strike Price EUR 3,125, Expiration 03/17/17, MSC	1,471	153
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,025 Expiration 03/17/17, MSC	676	107
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,025 Expiration 03/17/17, MSC	675	107
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,150, Expiration 06/16/17, CIT	2,523	270
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,426.55, Expiration 09/21/18, DUB	1,006	103
Fifth Third Bancorp Call Option, Strike Price 25, Expiration 01/19/18, GSC	219,350	154
Franklin Resources Inc. Call Option, Strike Price 45, Expiration 01/19/18, GSC	198,037	208
Japanese Yen versus USD Call Option, Strike Price JPY 103, Expiration 02/01/17, GSC	22,418	403
Japanese Yen versus USD Call Option, Strike Price JPY 108.50, Expiration 11/15/16, DUB	21,061	16
Japanese Yen versus USD Call Option, Strike Price JPY 110, Expiration 10/04/16, JPM	20,723	—
JPMorgan Chase & Co. Call Option, Strike Price 70, Expiration 01/19/18, GSC	219,350	943
KeyCorp Call Option, Strike Price 15, Expiration 01/19/18, GSC	219,350	104
Lincoln National Corp. Call Option, Strike Price 55, Expiration 01/19/18, GSC	133,234	363
Manulife Financial Corp. Call Option, Strike Price CAD 22, Expiration 01/19/18, GSC	219,350	79
MetLife Inc. Call Option, Strike Price 50, Expiration 01/20/17, UBS	59,824	26
MetLife Inc. Call Option, Strike Price 52.50, Expiration 01/19/18, GSC	219,350	400
MetLife Inc. Call Option, Strike Price 52.50, Expiration 01/20/17, UBS	54,800	10
Morgan Stanley Call Option, Strike Price 35, Expiration 01/19/18, GSC	219,350	564
Prudential Financial Inc. Call Option, Strike Price 87.50, Expiration 01/20/17, MSC	67,100	117
Put Swaption, 3-Month LIBOR, Exercise Rate 1.55%, Expiration 12/12/16, GSC	44,745,700	405
Put Swaption, 3-Month LIBOR, Exercise Rate 1.95%, Expiration 12/12/16, GSC	44,745,700	51
Put Swaption, 6-Month Japanese Yen LIBOR, Exercise Rate 1.07%, Expiration 04/04/18, DUB	489,328,000	—
Qualcomm Inc. Call Option, Strike Price 52.50, Expiration 5/19/17, DUB	117,608	1,970
Regions Financial Corp. Call Option, Strike Price 12, Expiration 01/19/18, GSC	219,350	88
S&P 500 Index Put Option, Strike Price 2,100, Expiration 10/21/16, CSI	15,263	121
S&P 500 Index Put Option, Strike Price 2,125, Expiration 11/30/16, BNP	15,288	517
S&P 500 Index Put Option, Strike Price 2,130, Expiration 11/18/16, CSI	30,534	919
S&P 500 Index Put Option, Strike Price 2,140, Expiration 11/30/16, SGB	15,288	593
SPDR Gold Trust ETF Call Option, Strike Price 100, Expiration 12/16/16, JPM	568	1,474
SPDR Gold Trust ETF Call Option, Strike Price 121, Expiration 01/20/17, SGB	105,955	718
SPDR Gold Trust ETF Call Option, Strike Price 125, Expiration 09/30/16	513	34
SPDR Gold Trust ETF Call Option, Strike Price 125, Expiration 12/16/16, JPM	1,053	379
SPDR Gold Trust ETF Call Option, Strike Price 127, Expiration 10/21/16, JPM	53,423	49
SPDR Gold Trust ETF Call Option, Strike Price 127, Expiration 12/02/16, SGB	56,512	134
SPDR Gold Trust ETF Call Option, Strike Price 130, Expiration 11/18/16	1,102	125
State Street Corp. Call Option, Strike Price 72.50, Expiration 01/19/18, GSC	148,406	961
Stoxx Europe 600 Index Call Option, Strike Price EUR 355.61, Expiration 03/18/17, CSI	18,174	222
SunTrust Banks Inc. Call Option, Strike Price 55, Expiration 01/19/18, GSC	219,350	234
Synchrony Financial Call Option, Strike Price 35, Expiration 01/19/18, GSC	219,350	236
TD Ameritrade Holding Corp. Call Option, Strike Price 40, Expiration 01/19/18, GSC	186,960	402
Travelers Cos. Inc. Call Option, Strike Price 135, Expiration 01/19/18, GSC	67,838	122
Wells Fargo & Co. Call Option, Strike Price 55, Expiration 01/19/18, GSC	219,350	169
Zions Bancorp Call Option, Strike Price 35, Expiration 01/19/18, GSC	179,844	345
Total Purchased Options (cost $21,992)		20,483

INVESTMENT COMPANIES - 3.3%
ETFS Gold Trust (c)	16	2,007
ETFS Physical Palladium Trust (c)	26	1,775
ETFS Platinum Trust (c)	22	2,134
iShares Gold Trust Fund (a) (c)	741	9,398
iShares iBoxx $ High Yield Corporate Bond ETF (a) (e)	44	3,851
SPDR Gold Trust ETF (c) ‡	836	105,015
Total Investment Companies (cost $124,344)		124,180

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Logistics UK 2015 Plc, 3.99%, 08/20/18 (i) (p) (q)	$2,100	2,507
Total Non-U.S. Government Agency Asset- Backed Securities (cost $3,185)		2,507

CORPORATE BONDS AND NOTES - 6.1%
CONSUMER DISCRETIONARY - 0.2%
Cablevision Systems Corp., 5.88%, 09/15/22	1,103	1,004
Delta Topco Ltd., 10.00%, 11/24/60 (f) (p) (q) (y)	2,187	1,640
General Motors Financial Co. Inc., 3.50%, 07/10/19	2,428	2,501

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

	Shares/Par †	Value
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	1,067
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	800	828
		7,040
CONSUMER STAPLES - 0.1%
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (q) (v), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (q) (v)	100	1
Edgewell Personal Care Co.
4.70%, 05/19/21	1,761	1,858
4.70%, 05/24/22	1,609	1,663
REI Agro Ltd.
0.00%, 11/13/14 (c) (d) (f) (p) (q) (v)	185	1
0.00%, 11/13/14 (c) (d) (f) (p) (q) (v)	628	3
		3,529
ENERGY - 0.4%
Cobalt International Energy Inc.
2.63%, 12/01/19 (v)	4,392	2,234
3.13%, 05/15/24 (v)	5,391	2,049
Petroleos Mexicanos, 4.63%, 09/21/23 (r)	3,550	3,567
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	1,291	1,378
YPF SA, 8.50%, 07/28/25 (r)	7,332	8,045
		17,273
FINANCIALS - 3.0%
Ally Financial Inc.
2.75%, 01/30/17	2,880	2,885
3.50%, 01/27/19	1,906	1,923
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (m)	2,065	2,037
Bank of America Corp.
2.00%, 01/11/18	1,627	1,634
2.60%, 01/15/19	1,586	1,618
Berkshire Hathaway Inc., 2.75%, 03/15/23	2,239	2,328
BNP Paribas SA, 2.40%, 12/12/18	4,789	4,862
Capital One Bank USA NA, 2.15%, 11/21/18	1,150	1,161
CapitaLand Ltd.
2.10%, 11/15/16 (p) (v), SGD	3,500	2,564
1.95%, 10/17/23 (r) (v), SGD	3,000	2,227
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (m)	3,849	3,887
5.95%, (callable at 100 beginning 01/30/23) (m)	1,330	1,378
1.80%, 02/05/18	4,585	4,596
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	873	915
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (r) (v)	4,947	4,527
Export-Import Bank of Korea
2.88%, 09/17/18	1,297	1,335
2.63%, 12/30/20	2,572	2,661
Ford Motor Credit Co. LLC
5.00%, 05/15/18	2,562	2,689
2.55%, 10/05/18	863	876
GE Capital International Funding Co., 2.34%, 11/15/20	1,171	1,203
General Electric Capital Corp.
5.55%, 05/04/20	371	422
6.37%, 11/15/67 (i)	1,898	1,969
Global Logistic Properties Ltd., 3.88%, 06/04/25	5,241	5,458
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (m)	3,295	3,311
5.70%, (callable at 100 beginning 05/10/19) (m)	3,164	3,208
HSBC Holdings Plc, 6.37%, (callable at 100 beginning 09/17/24) (e) (m) (v)	5,700	5,615
Hyundai Capital America Inc., 2.00%, 03/19/18 (r)	1,110	1,116
ING Groep NV, 6.00%, (callable at 100 beginning 04/16/20) (e) (m) (v)	1,440	1,400
Intesa Sanpaolo SpA, 3.88%, 01/15/19	3,909	4,025
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (m)	3,636	3,654
6.10%, (callable at 100 beginning 10/01/24) (m)	7,236	7,643
2.30%, 08/15/21	4,375	4,385
4.35%, 08/15/21	1,332	1,463
Lloyds Bank Plc
2.30%, 11/27/18	754	762
13.00%, (callable at 100 beginning 01/22/29) (m), GBP	2,746	6,203
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,575	1,698
Morgan Stanley, 5.45%, (callable at 100 beginning 07/15/19) (m)	2,322	2,330
Standard Chartered Plc, 6.50%, (callable at 100 beginning 04/02/20) (e) (m) (r) (v)	351	327
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19	2,205	2,242
Synchrony Financial, 3.75%, 08/15/21	842	886
Trust F/1401, 5.25%, 12/15/24 (r)	1,474	1,529
UBS AG, 2.38%, 08/14/19	1,636	1,669
UBS Group AG, 4.13%, 09/24/25 (r)	2,005	2,102
USB Capital IX, 3.50%, (callable at 100 beginning 11/14/16) (m)	987	845
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (p)	1,313	1,326
		112,894
HEALTH CARE - 0.4%
AbbVie Inc.
2.50%, 05/14/20	3,428	3,500
2.30%, 05/14/21	2,776	2,800
Actavis Funding SCS, 3.00%, 03/12/20	2,788	2,874
Bio City Development Co. BV, 0.00%, 07/06/18 (c) (d) (f) (p) (q) (v)	600	213
Forest Laboratories Inc., 5.00%, 12/15/21 (r)	1,445	1,617
Medtronic Inc., 3.15%, 03/15/22	3,588	3,813
Mylan Inc., 2.55%, 03/28/19	2,213	2,241
		17,058
INDUSTRIALS - 0.2%
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (m)	3,197	3,400
Inversiones Alsacia SA, 0.00%, 12/31/18 (c) (d) (r)	2,335	175
Odebrecht Finance Ltd., 4.38%, 04/25/25 (r)	2,045	767
Suzlon Energy Ltd., 5.75%, 07/16/19 (k) (r) (v)	3,037	3,037
		7,379
INFORMATION TECHNOLOGY - 0.6%
Activision Blizzard Inc., 2.30%, 09/15/21 (r)	775	777
Alibaba Group Holding Ltd., 3.13%, 11/28/21	3,091	3,223
AliphCom Inc., 0.00%, 04/01/20 (f) (j) (p) (q) (v)	13,943	1,186
Cisco Systems Inc., 2.20%, 02/28/21	2,222	2,274
eBay Inc., 3.80%, 03/09/22	1,578	1,688
Intel Corp., 3.25%, 08/01/39 (v)	1,123	2,054

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Oracle Corp., 1.90%, 09/15/21	7,364	7,383
QUALCOMM Inc., 3.00%, 05/20/22	3,761	3,949
		22,534
MATERIALS - 0.3%
Constellium NV
7.00%, 01/15/23 (r), EUR	1,189	1,285
8.00%, 01/15/23 (r)	345	348
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	1,489	1,347
TFS Corp. Ltd., 8.75%, 08/01/23 (p) (q)	9,935	10,134
		13,114
REAL ESTATE - 0.1%
American Tower Corp., 3.40%, 02/15/19	719	747
IRSA Propiedades Comerciales SA, 8.75%, 03/23/23 (e) (r)	1,650	1,847
		2,594
TELECOMMUNICATION SERVICES - 0.8%
AT&T Inc.
2.38%, 11/27/18	3,994	4,069
3.00%, 06/30/22	6,360	6,539
Hughes Satellite Systems Corp., 7.63%, 06/15/21	449	479
Intelsat Jackson Holdings SA
7.50%, 04/01/21	2,568	1,939
8.00%, 02/15/24 (r)	880	882
T-Mobile USA Inc., 6.00%, 04/15/24	2,070	2,215
Telecom Italia Finance SA
6.13%, 11/15/16 (r) (v), EUR	2,000	2,205
6.13%, 11/15/16 (p) (v), EUR	600	661
Telecom Italia SpA, 5.30%, 05/30/24 (r)	2,743	2,804
Telefonica Participaciones SAU
4.90%, 09/25/17 (v), EUR	3,800	3,669
4.90%, 09/25/17 (p) (v), EUR	700	676
Telefonica SA, 6.00%, 07/24/17 (p) (v), EUR	1,300	1,268
Verizon Communications Inc.
1.75%, 08/15/21	687	680
2.63%, 08/15/26	1,513	1,485
		29,571
Total Corporate Bonds and Notes (cost $253,175)		232,986

VARIABLE RATE SENIOR LOAN INTERESTS - 0.8% (i)
CONSUMER DISCRETIONARY - 0.3%
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	6,518	6,551
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	4,154	4,161
		10,712
ENERGY - 0.1%
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	1,560	776
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	2,107	1,451
Fieldwood Energy LLC 1st Lien Term Loan
8.00%, 08/31/20	486	403
8.38%, 09/24/20	656	456
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	1,104	429
Seadrill Partners Finco LLC Term Loan B, 4.00%, 02/12/21	5,706	2,829
		6,344
FINANCIALS - 0.2%
Promontoria Blue Holding 2 BV Term Loan, 7.00%, 04/17/20 (f) (q), EUR	3,818	4,289
Sheridan Investment Partners II LP Term Loan A, 4.25%, 12/02/20 (f) (q)	460	306
Sheridan Investment Partners II LP Term Loan B, 4.34%, 12/02/20 (f) (q)	3,307	2,199
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20 (f) (q)	172	114
		6,908
INDUSTRIALS - 0.1%
Novelis Inc. Term Loan B, 4.00%, 06/15/22	1,549	1,556
Univar Inc. Term Loan, 4.25%, 06/30/22	2,630	2,633
		4,189
UTILITIES - 0.1%
Calpine Corp. Term Loan B-5, 3.50%, 06/15/22	2,688	2,694
Total Variable Rate Senior Loan Interests (cost $36,669)		30,847

GOVERNMENT AND AGENCY OBLIGATIONS - 22.7%
GOVERNMENT SECURITIES - 21.1%
Sovereign - 10.4%
Argentina Republic Government International Bond
6.88%, 04/22/21 (r)	5,312	5,782
7.50%, 04/22/26 (r)	6,136	6,921
7.13%, 07/06/36 (r)	6,170	6,540
Australia Government Bond, 5.75%, 05/15/21 - 07/15/22, AUD	54,407	50,338
Brazil Government International Bond, 4.88%, 01/22/21 (e)	2,305	2,461
Brazil Letras do Tesouro Nacional, 10.00%, 01/01/18, BRL	24,140	7,439
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	31,001	9,326
Brazilian Government International Bond, 2.88%, 04/01/21 (e), EUR	1,261	1,443
Bundesobligation, 0.00%, 04/09/21 (j), EUR	21,377	24,702
Canada Government Bond
0.25%, 05/01/18, CAD	16,697	12,674
0.50%, 08/01/18, CAD	41,631	31,719
0.75%, 03/01/21, CAD	10,412	7,998
Canada Housing Trust No. 1, 1.25%, 06/15/21 (r), CAD	10,500	8,080
City of Buenos Aires, Argentina, 8.95%, 02/19/21 (e) (r)	1,079	1,230
France Government Bond, 0.50%, 05/25/26 (p), EUR	19,023	22,143
Hungary Government Bond, 5.50%, 06/24/25, HUF	581,220	2,572
Hungary Government International Bond
6.25%, 01/29/20	1,478	1,661
6.38%, 03/29/21	9,972	11,555
Indonesia Government International Bond
6.88%, 01/17/18 (r)	2,317	2,465
2.63%, 06/14/23 (e) (r), EUR	4,727	5,573
Italy Buoni Poliennali Del Tesoro, 1.50%, 06/01/25, EUR	12,454	14,543
Japan Government Bond, 0.10%, 03/15/17 - 03/15/18, JPY	2,762,700	27,377
Mexico Bonos, 6.50%, 06/10/21, MXN	589,777	31,337
New Zealand Government Bond, 6.00%, 05/15/21, NZD	23,256	19,944
Poland Government Bond
5.25%, 10/25/20, PLN	20,477	5,992
5.75%, 10/25/21, PLN	17,491	5,307
3.25%, 07/25/25, PLN	34,531	9,315
2.50%, 07/25/26, PLN	38,692	9,759
Provincia de Buenos Aires, 9.13%, 03/16/24 (r)	1,111	1,243

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Romania Government Bond, 4.75%, 02/24/25, RON	9,835	2,829
Spain Government Bond, 1.95%, 04/30/26 (r), EUR	6,901	8,512
Turkey Government International Bond, 6.75%, 04/03/18	2,779	2,938
United Kingdom Gilt Treasury Bond
2.00%, 09/07/25, GBP	791	1,144
1.50%, 07/22/26, GBP	22,187	30,763
		393,625
Treasury Inflation Index Securities - 3.0%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/22 (s), BRL	2,067	1,884
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (n)	37,967	38,770
0.63%, 01/15/26 (n) (o)	65,611	69,097
1.00%, 02/15/46 (n) (o)	5,260	5,846
		115,597
U.S. Treasury Securities - 7.7%
U.S. Treasury Bond, 2.25%, 08/15/46	4,522	4,454
U.S. Treasury Note
0.88%, 01/31/17	10,651	10,670
1.25%, 03/31/21	38,134	38,334
1.13%, 07/31/21 - 09/30/21	213,078	212,830
1.50%, 08/15/26	25,318	25,090
		291,378
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.6%
Federal National Mortgage Association - 1.6%
Federal National Mortgage Association, 3.00%, 11/15/46, TBA (g)	58,399	60,576
Total Government and Agency Obligations (cost $854,376)		861,176

SHORT TERM INVESTMENTS - 13.6%
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	80,112	80,112

Treasury Securities - 11.5%
Japan Treasury Bill
0.00%, 10/03/16, JPY	4,300,000	42,405
0.00%, 10/11/16, JPY	870,000	8,580
0.00%, 10/17/16, JPY	2,170,000	21,401
0.00%, 10/24/16, JPY	1,310,000	12,920
0.00%, 10/31/16, JPY	4,380,000	43,200
0.00%, 11/07/16, JPY	880,000	8,680
0.00%, 11/21/16, JPY	4,410,000	43,503
0.00%, 12/05/16, JPY	4,300,000	42,422
0.00%, 03/10/17, JPY	2,260,000	22,318
U.S. Treasury Bill
0.25%, 10/20/16	$20,000	19,997
0.26%, 11/10/16	39,000	38,988
0.28%, 11/17/16	67,736	67,719
0.17%, 11/25/16	17,000	16,996
0.33%, 12/01/16	8,000	7,998
0.22%, 12/29/16	23,000	22,984
0.20%, 01/05/17	18,000	17,987
		438,098
Total Short Term Investments (cost $513,803)		518,210
Total Investments - 103.5% (cost $3,861,654)		3,932,788
Total Securities Sold Short - (0.6%) (proceeds $21,261)		(21,831)
Other Assets and Liabilities, Net - (2.9%)		(109,595)
Total Net Assets - 100.0%		$3,801,362

SECURITIES SOLD SHORT - 0.6%
COMMON STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Gentex Corp.	117	$2,055
Walt Disney Co.	19	1,753
		3,808
CONSUMER STAPLES - 0.2%
Church & Dwight Co. Inc.	52	2,515
Procter & Gamble Co.	64	5,746
		8,261
MATERIALS - 0.3%
Alcoa Inc.	189	1,916
Ecolab Inc.	44	5,386
LafargeHolcim Ltd.	45	2,460
		9,762
Total Securities Sold Short - 0.6% (proceeds $21,261)		$21,831

JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 20.2%
Amazon.com Inc. (c)	234	$196,143
Chipotle Mexican Grill Inc. (c) (e)	64	26,937
Domino’s Pizza Inc.	149	22,609
Home Depot Inc.	481	61,910
Liberty Global Plc - Class A (c)	460	15,720
Netflix Inc. (c)	671	66,090
Nike Inc. - Class B	871	45,866
Priceline Group Inc. (c)	45	66,757
Starbucks Corp.	252	13,669
TripAdvisor Inc. (c) (e)	293	18,488
		534,189
CONSUMER STAPLES - 6.9%
Anheuser-Busch InBev NV - ADR	513	67,444
Constellation Brands Inc. - Class A	391	65,164
Costco Wholesale Corp.	229	34,944
Mead Johnson Nutrition Co.	180	14,183
		181,735
ENERGY - 3.9%
Concho Resources Inc. (c)	308	42,333
EOG Resources Inc.	269	25,993
Pioneer Natural Resources Co.	189	35,140
		103,466
FINANCIALS - 2.3%
Berkshire Hathaway Inc. - Class B (c)	415	59,991

HEALTH CARE - 19.0%
Alexion Pharmaceuticals Inc. (c)	700	85,782
AstraZeneca Plc - ADR (e)	902	29,629
Becton Dickinson & Co.	262	47,127
Biogen Inc. (c)	86	26,901
Boston Scientific Corp. (c)	1,509	35,906
Illumina Inc. (c)	335	60,831
Intuitive Surgical Inc. (c)	12	8,419
Regeneron Pharmaceuticals Inc. (c)	177	71,344
UnitedHealth Group Inc.	781	109,355
Vertex Pharmaceuticals Inc. (c)	307	26,805
		502,099

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INDUSTRIALS - 4.7%
Acuity Brands Inc.	118	31,156
Norfolk Southern Corp.	420	40,790
Roper Industries Inc.	158	28,873
TransDigm Group Inc. (c)	83	23,962
		124,781
INFORMATION TECHNOLOGY - 36.1%
Activision Blizzard Inc.	1,430	63,340
Alphabet Inc. - Class A (c)	258	207,835
Apple Inc.	195	22,041
ASML Holding NV - ADR (e)	259	28,365
Broadcom Ltd.	153	26,394
Facebook Inc. - Class A (c)	1,090	139,809
Fiserv Inc. (c)	193	19,226
FleetCor Technologies Inc. (c)	358	62,151
Global Payments Inc.	545	41,806
Microsoft Corp.	1,313	75,639
Salesforce.com Inc. (c)	527	37,623
Tencent Holdings Ltd.	2,943	81,810
Vantiv Inc. - Class A (c)	364	20,498
Visa Inc. - Class A (e)	1,538	127,213
		953,750
MATERIALS - 2.1%
Ecolab Inc.	175	21,321
Sherwin-Williams Co.	121	33,585
		54,906
REAL ESTATE - 0.9%
Crown Castle International Corp.	240	22,603

TELECOMMUNICATION SERVICES - 1.5%
SBA Communications Corp. (c)	352	39,448
Total Common Stocks (cost $2,208,724)		2,576,968

PREFERRED STOCKS - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Palantir Technologies Inc. (c) (f) (p) (q)	1,246	6,567
Total Preferred Stocks (cost $7,640)		6,567

SHORT TERM INVESTMENTS - 3.9%
Investment Company - 1.7%
JNL Money Market Fund, 0.24% (a) (h)	45,408	45,408

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	57,609	57,609
Total Short Term Investments (cost $103,017)		103,017
Total Investments - 101.7% (cost $2,319,381)		2,686,552
Other Assets and Liabilities, Net - (1.7%)		(45,306)
Total Net Assets - 100.0%		$2,641,246

JNL/BlackRock Natural Resources Fund
COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 0.5%
Murphy USA Inc. (c)	64	$4,551

ENERGY - 86.7%
Anadarko Petroleum Corp.	505	32,022
Antero Resources Corp. (c)	68	1,822
Apache Corp.	305	19,478
Baker Hughes Inc.	260	13,103
Birchcliff Energy Ltd.	616	4,309
Cabot Oil & Gas Corp.	933	24,063
Canadian Natural Resources Ltd.	721	23,057
Carrizo Oil & Gas Inc. (c)	262	10,640
Cenovus Energy Inc.	382	5,478
Chevron Corp.	373	38,372
Cimarex Energy Co.	155	20,822
CNOOC Ltd. - ADR	35	4,479
Concho Resources Inc. (c)	71	9,700
ConocoPhillips Co.	200	8,677
CONSOL Energy Inc. (e)	164	3,152
Crew Energy Inc. (c)	632	3,305
Devon Energy Corp.	741	32,685
Diamondback Energy Inc. (c)	49	4,697
Dril-Quip Inc. (c)	141	7,857
EnCana Corp.	307	3,210
EOG Resources Inc.	796	76,971
EQT Corp.	306	22,190
Exxon Mobil Corp.	596	51,979
FMC Technologies Inc. (c)	489	14,512
Halliburton Co.	676	30,325
Helmerich & Payne Inc. (e)	156	10,476
Hess Corp.	386	20,675
Husky Energy Inc.	218	2,670
Kosmos Energy Ltd. (c) (e)	356	2,279
Marathon Oil Corp.	619	9,793
Marathon Petroleum Corp.	497	20,164
Murphy Oil Corp. (e)	138	4,199
National Oilwell Varco Inc.	144	5,284
Newfield Exploration Co. (c)	225	9,760
Noble Energy Inc.	474	16,941
Occidental Petroleum Corp.	463	33,758
Patterson-UTI Energy Inc.	339	7,583
Phillips 66	155	12,466
Pioneer Natural Resources Co.	210	39,067
PrairieSky Royalty Ltd. (e)	14	283
Range Resources Corp.	406	15,732
Rowan Cos. Plc - Class A (e)	203	3,076
Schlumberger Ltd.	626	49,235
Southwestern Energy Co. (c)	122	1,691
Suncor Energy Inc.	1,202	33,370
Superior Energy Services Inc.	21	369
Surge Energy Inc. (e)	618	1,276
Total SA - ADR (e)	436	20,778
Uranium Energy Corp. (c) (p) (q)	366	361
Valero Energy Corp.	317	16,775
Weatherford International Plc (c)	252	1,415
Whiting Petroleum Corp. (c)	318	2,780
Williams Cos. Inc.	111	3,418
		812,579
MATERIALS - 8.1%
Agnico-Eagle Mines Ltd.	49	2,645
Barrick Gold Corp.	15	270
BHP Billiton Ltd.	406	7,041
E. I. du Pont de Nemours & Co.	148	9,923
Eldorado Gold Corp.	1,199	4,717
Franco-Nevada Corp.	193	13,465
Goldcorp Inc.	510	8,415
HudBay Minerals Inc.	400	1,581
Newcrest Mining Ltd. (c)	421	7,108
Newmont Mining Corp.	94	3,698
Praxair Inc.	51	6,140
Randgold Resources Ltd. - ADR (e)	4	410
Southern Copper Corp. (e)	395	10,400
		75,813
Total Common Stocks (cost $914,701)		892,943

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 6.2%
Investment Company - 4.6%
JNL Money Market Fund, 0.24% (a) (h)	43,461	43,461

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	14,588	14,588
Total Short Term Investments (cost $58,049)		58,049
Total Investments - 101.5% (cost $972,750)		950,992
Other Assets and Liabilities, Net - (1.5%)		(14,088)
Total Net Assets - 100.0%		$936,904

JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 11.1%
Brunswick Corp. (o)	169	$8,250
Comcast Corp. - Class A (o)	211	14,028
Hasbro Inc.	46	3,680
Haseko Corp.	358	3,445
Havas SA	649	5,494
International Speedway Corp. - Class A (o)	173	5,780
ITV Plc	1,423	3,452
Liberty Global Plc - Class C (c)	118	3,318
ProSiebenSat.1 Media SE	86	3,706
Pulte Homes Inc. (o)	318	6,375
Rightmove Plc	59	3,218
Tenneco Inc. (c) (o)	107	6,245
Videocon d2h Ltd. - ADR (c) (o) (q)	783	7,657
WPP Plc	246	5,771
		80,419
CONSUMER STAPLES - 8.1%
Coca-Cola European Partners Plc	71	2,846
Coca-Cola West Co. Ltd.	192	5,371
Cocokara Fine Inc.	52	2,000
CVS Health Corp. (o)	89	7,922
Greencore Group Plc	379	1,649
Imperial Brands Plc	200	10,272
Koninklijke Ahold NV	486	11,065
Nomad Holdings Ltd. (c)	430	5,082
WH Group Ltd.	15,571	12,585
		58,792
ENERGY - 8.8%
Boardwalk Pipeline Partners, LP	362	6,212
Cenovus Energy Inc. (e)	433	6,217
Diamondback Energy Inc. (c)	52	5,020
EQT Corp. (o)	138	10,009
Gener8 Maritime Inc. (c) (e) (o)	317	1,625
Gulfport Energy Corp. (c)	169	4,785
INPEX Corp.	492	4,478
Marathon Oil Corp.	394	6,229
Newocean Energy Holdings Ltd. (e)	9,497	2,559
Parsley Energy Inc. - Class A (c) (o)	263	8,824
Phillips 66	61	4,876
Viper Energy Partners LP (o)	182	2,938
		63,772
FINANCIALS - 16.6%
Aurelius Equity Opportunities SE & Co. KGaA	156	9,887
Australia & New Zealand Banking Group Ltd.	253	5,398
Bank of America Corp. (o)	645	10,089
Bank Rakyat Indonesia Persero Tbk PT	4,302	4,037
Berkshire Hathaway Inc. (c) (o)	149	21,549
Capital One Financial Corp. (o)	69	4,932
Chubb Ltd. (o)	85	10,631
Fifth Third Bancorp (o)	440	8,996
ICICI Bank Ltd. - ADR	493	3,681
Loews Corp. (o)	173	7,135
Muenchener Rueckversicherungs AG	21	3,917
Resona Holdings Inc.	1,330	5,593
Shinsei Bank Ltd.	2,429	3,683
SunTrust Banks Inc. (o)	137	6,008
Swiss Re AG	48	4,357
Tokio Marine Holdings Inc.	111	4,253
Wells Fargo & Co.	75	3,339
WR Berkley Corp.	41	2,363
		119,848
HEALTH CARE - 12.2%
Amgen Inc.	22	3,687
Astellas Pharma Inc.	509	7,956
CIGNA Corp.	23	3,053
Johnson & Johnson (o)	117	13,855
Laboratory Corp. of America Holdings (c) (o)	68	9,355
McKesson Corp. (o)	31	5,161
Medtronic Plc (o)	99	8,523
Merck & Co. Inc. (o)	177	11,055
Merck KGaA	71	7,669
Pfizer Inc. (o)	239	8,088
Roche Holding AG	38	9,497
		87,899
INDUSTRIALS - 13.2%
Babcock International Group Plc	486	6,506
Bollore SA (e)	1,085	3,779
Builders FirstSource Inc. (c) (e) (o)	152	1,748
FedEx Corp. (o)	25	4,282
Georg Fischer AG	4	3,387
Honeywell International Inc. (o)	33	3,792
Ingersoll-Rand Plc (o)	97	6,570
KION Group AG	53	3,452
Norma Group SE	35	1,792
Northrop Grumman Systems Corp.	5	1,117
NSK Ltd.	286	2,932
Randstad Holding NV	127	5,795
Raytheon Co.	51	6,880
Safran SA	121	8,693
Siemens AG	97	11,327
Teleperformance	59	6,245
United Parcel Service Inc. - Class B	34	3,669
United Technologies Corp. (o)	47	4,738
Vinci SA	111	8,472
		95,176
INFORMATION TECHNOLOGY - 15.3%
Activision Blizzard Inc. (o)	94	4,177
Alphabet Inc. - Class C (c) (o)	30	23,375
Alps Electric Co. Ltd.	224	5,414
Amano Corp.	328	5,240
Cap Gemini SA	102	9,974
Cisco Systems Inc. (o)	105	3,336
Computer Sciences Corp.	105	5,458
Dena Co. Ltd.	90	3,269
eBay Inc. (c) (o)	136	4,487
Flextronics International Ltd. (c) (o)	274	3,735
Hewlett Packard Enterprise Co. (o)	243	5,530
Horiba Ltd.	62	3,060
Jabil Circuit Inc.	185	4,032
Leidos Holdings Inc.	101	4,365
Oracle Corp.	74	2,889

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PayPal Holdings Inc. (c) (o)	82	3,373
Pegatron Corp.	2,760	7,143
Qorvo Inc. (c)	104	5,771
Samsung Electronics Co. Ltd.	4	6,022
		110,650
MATERIALS - 6.0%
Barrick Gold Corp. (o)	174	3,086
Berry Plastics Group Inc. (c) (o)	305	13,380
CRH Plc	211	6,983
Dow Chemical Co. (o)	103	5,353
Graphic Packaging Holding Co. (o)	338	4,722
Lintec Corp.	—	2
Phosagro OAO - GDR (q)	207	2,670
Stornoway Diamond Corp. (c)	2,727	2,452
WestRock Co.	97	4,704
		43,352
REAL ESTATE - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,655	1,677

TELECOMMUNICATION SERVICES - 1.9%
Nippon Telegraph & Telephone Corp.	175	8,008
Vodafone Group Plc	2,055	5,895
		13,903
Total Common Stocks (cost $625,689)		675,488

PREFERRED STOCKS - 0.9%
INFORMATION TECHNOLOGY - 0.9%
Samsung Electronics Co. Ltd.	6	6,728
Total Preferred Stocks (cost $5,614)		6,728

SHORT TERM INVESTMENTS - 5.7%
Investment Company - 5.5%
JNL Money Market Fund, 0.24% (a) (h)	39,516	39,516

Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	1,238	1,238
Total Short Term Investments (cost $40,754)		40,754
Total Investments - 100.0% (cost $672,057)		722,970
Total Securities Sold Short - (39.4%) (proceeds $267,826)		(284,846)
Other Assets and Liabilities, Net - 39.4%		284,903
Total Net Assets - 100.0%		$723,027

SECURITIES SOLD SHORT - 39.4%
COMMON STOCKS - 39.4%
CONSUMER DISCRETIONARY - 8.3%
Axel Springer SE	24	$1,253
Buffalo Wild Wings Inc.	13	1,810
Cheesecake Factory Inc.	32	1,612
Chipotle Mexican Grill Inc.	7	2,958
Cie Financiere Richemont SA	46	2,789
Cineplex Inc.	74	2,855
Dollar Tree Inc.	30	2,401
Domino’s Pizza Enterprises Ltd.	43	2,340
Ferrari NV	48	2,472
HSN Inc.	40	1,591
Lululemon Athletica Inc.	27	1,667
Luxottica Group SpA	43	2,040
Netflix Inc.	54	5,361
Nike Inc. - Class B	37	1,951
Ocado Group Plc	739	2,535
Pandora A/S	22	2,681
Sanrio Co. Ltd.	68	1,249
Shimano Inc.	29	4,263
Societe Television Francaise 1	398	3,863
Target Corp.	52	3,542
Tesla Motors Inc.	11	2,345
VF Corp.	72	4,027
Wayfair Inc. - Class A	54	2,119
		59,724
CONSUMER STAPLES - 3.4%
Blackmores Ltd.	5	475
Colgate-Palmolive Co.	38	2,851
Lindt & Spruengli AG	—	4,982
McCormick & Co. Inc.	24	2,433
Monster Beverage Corp.	9	1,323
Pigeon Corp.	115	3,474
Svenska Cellulosa AB - Class B	79	2,335
Tootsie Roll Industries Inc.	102	3,739
Yakult Honsha Co. Ltd.	66	2,992
		24,604
ENERGY - 2.3%
Continental Resources Inc.	51	2,645
Kinder Morgan Inc.	165	3,820
Laredo Petroleum Holdings Inc.	299	3,852
Matador Resources Co.	134	3,257
National Oilwell Varco Inc.	91	3,335
		16,909
FINANCIALS - 4.2%
Arch Capital Group Ltd.	39	3,100
Bank of East Asia Ltd.	532	2,171
Bankinter SA	308	2,195
BlackRock Inc.	6	2,151
FactSet Research Systems Inc.	23	3,659
Mercury General Corp.	60	3,316
T. Rowe Price Group Inc.	68	4,508
Texas Capital Bancshares Inc.	26	1,448
UMB Financial Corp.	31	1,844
Westamerica Bancorp	63	3,181
WisdomTree Investments Inc.	238	2,450
		30,023
HEALTH CARE - 3.4%
Cie Generale d’Optique Essilor International SA	22	2,774
Getinge AB - Class B	125	2,416
GW Pharmaceuticals Plc - ADR	20	2,650
Hill-Rom Holdings Inc.	47	2,918
Hisamitsu Pharmaceutical Co. Inc.	48	2,616
Idexx Laboratories Inc.	30	3,378
Juno Therapeutics Inc.	86	2,571
Regeneron Pharmaceuticals Inc.	5	1,931
West Pharmaceutical Services Inc.	46	3,424
		24,678
INDUSTRIALS - 9.1%
Aggreko Plc	213	2,620
Airbus Group NV	72	4,346
CNH Industrial NV	219	1,582
GEA Group AG	68	3,758
Geberit AG	6	2,474
Grafton Group Plc	301	1,940
Heartland Express Inc.	202	3,807
Marubeni Corp.	439	2,255
Middleby Corp.	22	2,713
Miura Co. Ltd.	106	2,124
Mobile Mini Inc.	116	3,494
Nidec Corp.	29	2,690

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Old Dominion Freight Line Inc.	63	4,304
Regus Plc	818	2,768
Rockwell Automation Inc.	25	3,005
Rolls-Royce Holdings Plc	205	1,908
Rotork Plc	371	1,015
SGS SA	1	3,220
Toro Co.	44	2,052
TOTO Ltd.	52	1,966
TransDigm Group Inc.	11	3,042
Wabtec Corp.	50	4,117
Wartsila Oyj Abp	94	4,219
		65,419
INFORMATION TECHNOLOGY - 5.1%
ACI Worldwide Inc.	157	3,050
Ansys Inc.	23	2,086
Automatic Data Processing Inc.	33	2,947
Blackbaud Inc.	25	1,658
Cognex Corp.	47	2,509
Gemalto NV	38	2,444
Guidewire Software Inc.	45	2,670
Ingenico	44	3,856
Murata Manufacturing Co. Ltd.	31	3,981
National Instruments Corp.	118	3,365
Palo Alto Networks Inc.	10	1,527
Proofpoint Inc.	30	2,281
Salesforce.com Inc.	33	2,368
Workday Inc. - Class A	25	2,287
		37,029
MATERIALS - 3.3%
Air Products & Chemicals Inc.	22	3,359
AptarGroup Inc.	41	3,143
Axalta Coating Systems Ltd.	101	2,846
Ball Corp.	26	2,133
Chr. Hansen Holding A/S	46	2,738
Goldcorp Inc.	72	1,184
NewMarket Corp.	11	4,573
Smurfit Kappa Group Plc	55	1,234
Stora Enso Oyj - Class R	318	2,825
		24,035
REAL ESTATE - 0.3%
Equinix Inc.	7	2,425
Total Securities Sold Short - 39.4% (proceeds $267,826)		$284,846

JNL/Brookfield Global Infrastructure and MLP Fund
COMMON STOCKS - 98.0%
AUSTRALIA - 4.2%
APA Group	1,354	$8,870
Transurban Group	3,336	29,153
		38,023
BRAZIL - 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	699	6,474

CANADA - 12.9%
Enbridge Inc.	812	35,706
Pembina Pipeline Corp. (e)	914	27,842
TransCanada Corp. (e)	980	46,544
Veresen Inc. (e)	587	5,999
		116,091
CHINA - 1.8%
Beijing Enterprises Holdings Ltd.	792	4,042
China Gas Holdings Ltd.	2,734	4,350
China Merchants Holdings International Co. Ltd.	268	718
ENN Energy Holdings Ltd.	1,430	7,000
		16,110
DENMARK - 0.5%
DONG Energy A/S	105	4,372

FRANCE - 4.2%
Eiffage SA	123	9,528
Eutelsat Communications Group SA (q)	785	16,237
Groupe Eurotunnel SE	1,138	12,329
		38,094
HONG KONG - 1.3%
Hong Kong & China Gas Co. Ltd.	6,267	11,901

ITALY - 2.6%
Enav SpA	942	3,872
Snam Rete Gas SpA	3,470	19,239
		23,111
JAPAN - 0.5%
Japan Airport Terminal Co. Ltd. (e)	117	4,462

MEXICO - 1.1%
Grupo Aeroportuario del Centro Norte SAB de CV - Class B (q)	1,194	7,038
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	222	2,107
OHL Mexico SAB de CV (c)	263	349
		9,494
NETHERLANDS - 0.5%
Koninklijke Vopak NV	91	4,779

NEW ZEALAND - 1.1%
Auckland International Airport Ltd. (q)	1,806	9,679

SINGAPORE - 0.1%
Hutchison Port Holdings Trust	2,696	1,203

SPAIN - 4.9%
Aena SA	109	16,047
Cellnex Telecom SAU	771	13,946
Ferrovial SA	678	14,426
		44,419
SWITZERLAND - 1.7%
Flughafen Zuerich AG (q)	78	15,263

UNITED KINGDOM - 8.2%
National Grid Plc	2,512	35,481
Pennon Group Plc (q)	1,322	15,279
Severn Trent Plc	315	10,206
United Utilities Group Plc	1,020	13,244
		74,210
UNITED STATES OF AMERICA - 51.7%
Ameren Corp.	265	13,023
American Tower Corp.	530	60,048
American Water Works Co. Inc.	283	21,165
Boardwalk Pipeline Partners LP	547	9,385
Buckeye Partners LP	161	11,513
CenterPoint Energy Inc.	277	6,423
Crown Castle International Corp.	97	9,138
Edison International	104	7,521
Enbridge Energy Partners LP	455	11,563
Energy Transfer Equity LP	480	8,063

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Energy Transfer Partners LP	470	17,383
Enterprise Products Partners LP	1,702	47,015
EQT Midstream Partners LP	119	9,036
Kinder Morgan Inc.	1,613	37,302
MPLX LP	277	9,395
NiSource Inc.	287	6,910
ONE Gas Inc.	66	4,089
PG&E Corp.	779	47,664
Rice Midstream Partners LP (q)	628	15,236
SBA Communications Corp. (c)	337	37,742
Sempra Energy	79	8,512
Southwest Gas Corp.	125	8,742
Spire Inc.	138	8,783
Sunoco Logistics Partners LP	302	8,571
Targa Resources Corp.	285	13,978
Western Gas Partners LP	85	4,701
Williams Cos. Inc.	751	23,083
		465,984
Total Common Stocks (cost $808,498)		883,669

SHORT TERM INVESTMENTS - 2.9%
Investment Company - 1.5%
JNL Money Market Fund, 0.24% (a) (h)	13,883	13,883

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	12,445	12,445
Total Short Term Investments (cost $26,328)		26,328
Total Investments - 100.9% (cost $834,826)		909,997
Other Assets and Liabilities, Net - (0.9%)		(8,554)
Total Net Assets - 100.0%		$901,443

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 59.7%
CONSUMER DISCRETIONARY - 11.1%
Alimentation Couche-Tard Inc. (e)	10	$504
Amazon.com Inc. (c)	2	1,696
Astra International Tbk PT	2,756	1,749
Bayerische Motoren Werke AG	26	2,222
Carnival Corp.	13	635
Comcast Corp. - Class A	16	1,035
Daimler AG	43	3,053
Denso Corp.	43	1,708
Dollar General Corp.	12	819
Gannett Co. Inc.	39	458
Great Wall Motor Co. Ltd.	4,241	4,170
Grupo Sanborns SA de CV - Class B-1 (e) (q)	1,404	1,589
Hyundai Motor Co.	19	2,377
Las Vegas Sands Corp.	21	1,180
LVMH Moet Hennessy Louis Vuitton SE	9	1,544
Minth Group Ltd.	184	649
Mr Price Group Ltd.	122	1,349
Naspers Ltd. - Class N	8	1,459
Nike Inc. - Class B	8	400
Norwegian Cruise Line Holdings Ltd. (c)	62	2,345
Ocado Group Plc (c) (e)	142	487
Pacific Textiles Holdings Ltd.	342	445
Panasonic Corp.	52	520
Panera Bread Co. - Class A (c)	4	759
Priceline Group Inc. (c)	1	750
Publicis Groupe SA	23	1,709
Rakuten Inc.	109	1,420
Royal Caribbean Cruises Ltd.	25	1,844
SES SA - FDR - Class A	55	1,357
Shimano Inc.	15	2,272
Sirius XM Holdings Inc. (c) (e)	317	1,321
Starbucks Corp.	28	1,532
Stella International Holdings Ltd. (e)	808	1,382
TAKKT AG	113	2,531
Tiffany & Co. (e)	27	1,936
Wynn Macau Ltd. (e)	1,557	2,598
Wynn Resorts Ltd. (e)	3	332
		54,136
CONSUMER STAPLES - 5.2%
Associated British Foods Plc	23	761
British American Tobacco Plc	27	1,747
China Mengniu Dairy Co. Ltd.	625	1,170
Coca-Cola Co.	60	2,526
Diageo Plc	72	2,048
Japan Tobacco Inc.	81	3,328
L’Oreal SA	3	500
Mondelez International Inc.	7	312
Nestle SA	35	2,768
Pernod-Ricard SA	16	1,881
Philip Morris International Inc.	44	4,268
Procter & Gamble Co. (f)	11	953
Reckitt Benckiser Group Plc	5	471
Seven & I Holdings Co. Ltd.	33	1,579
Shoprite Holdings Ltd. (e)	34	474
Unilever NV - CVA	7	303
Unilever Plc	5	246
		25,335
ENERGY - 3.6%
Canadian Natural Resources Ltd.	43	1,359
Chevron Corp.	32	3,278
Core Laboratories NV (e)	3	359
Crescent Point Energy Corp. (e)	34	448
Enbridge Inc.	47	2,048
Helmerich & Payne Inc.	8	518
Noble Energy Inc.	70	2,512
Occidental Petroleum Corp.	28	2,071
Rosneft OAO - GDR	314	1,720
Royal Dutch Shell Plc - Class A	—	8
Royal Dutch Shell Plc - Class B	18	454
Schlumberger Ltd.	34	2,678
YPF SA - ADR - Class D (e)	6	104
		17,557
FINANCIALS - 10.9%
ABN AMRO Group NV - CVA	66	1,366
AIA Group Ltd.	257	1,730
Aon Plc - Class A	4	450
Banco Bilbao Vizcaya Argentaria SA	201	1,213
Banco Bradesco SA - ADR	339	3,078
Bank of America Corp.	94	1,463
BB&T Corp.	64	2,407
BNP Paribas SA	24	1,243
Cerved Information Solutions SpA	60	508
China Pacific Insurance Group Co. Ltd. - Class H	76	286
Chubb Ltd.	4	553
CME Group Inc.	36	3,721
Credit Suisse Group AG	107	1,412
Discover Financial Services	15	820
Discover Ltd.	98	810
Fairfax Financial Holdings Ltd.	7	3,867
Fairfax India Holdings Corp. (c)	111	1,210
First Gulf Bank PJSC	363	1,165
Grupo Financiero Inbursa SAB de CV	979	1,544

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Henderson Group Plc	190	571
Intercontinental Exchange Inc.	9	2,451
Itau Unibanco Holding SA - ADR	244	2,672
Julius Baer Group Ltd.	42	1,698
Lloyds Banking Group Plc	1,445	1,021
Marsh & McLennan Cos. Inc.	8	504
Moneta Money Bank A/S (p) (q)	165	525
New York Community Bancorp Inc.	94	1,338
Partners Group Holding AG	4	2,095
PICC Property & Casualty Co. Ltd. - Class H	2,409	4,039
Ping An Insurance Group Co. of China Ltd. - Class H	461	2,414
Resona Holdings Inc.	209	879
Sampo Oyj - Class A	29	1,300
Sony Financial Holdings Inc.	100	1,381
The Governor & Co. of the Bank of Ireland (c)	5,505	1,151
Wells Fargo & Co.	9	403
		53,288
HEALTH CARE - 3.5%
AstraZeneca Plc	58	3,723
Cerner Corp. (c) (e)	8	505
CYBERDYNE Inc. (c) (e)	26	407
Danaher Corp.	13	1,027
DaVita Inc. (c)	10	681
Eli Lilly & Co.	21	1,669
Incyte Corp. (c)	23	2,126
Lupin Ltd.	41	909
Novo Nordisk A/S - Class B	33	1,377
Roche Holding AG	14	3,582
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	259	810
Sun Pharmaceutical Industries Ltd.	37	413
		17,229
INDUSTRIALS - 5.8%
Adecco Group AG	41	2,306
Airbus Group NV	16	979
Assa Abloy AB - Class B	22	443
Beijing Enterprises Holdings Ltd.	162	824
Boeing Co.	16	2,134
C.H. Robinson Worldwide Inc.	1	85
CCR SA	186	976
Edenred	25	591
General Electric Co.	72	2,136
Glory Ltd. (e)	12	379
Hexcel Corp.	41	1,830
IDEX Corp.	16	1,506
Jardine Matheson Holdings Ltd.	13	770
Kubota Corp.	29	431
Nielsen Holdings Plc	11	584
Norfolk Southern Corp.	11	1,074
Northrop Grumman Systems Corp.	2	513
PageGroup Plc	46	200
Recruit Holdings Co. Ltd.	18	718
Ryanair Holdings Plc - ADR	4	293
Safran SA	15	1,059
Seek Ltd.	238	2,852
SMC Corp.	1	318
Sydney Airport	169	907
TransDigm Group Inc. (c)	4	1,226
Transurban Group	92	806
Union Pacific Corp.	6	546
Waste Connections Inc.	24	1,778
		28,264
INFORMATION TECHNOLOGY - 7.3%
Accenture Plc - Class A	4	501
Alibaba Group Holding Ltd. - ADR (c)	12	1,291
Alphabet Inc. - Class C (c)	—	377
Amadeus IT Group SA	6	304
Apple Inc.	33	3,714
ASML Holding NV	59	6,494
ASML Holding NV - ADR	2	230
Broadcom Ltd.	4	742
HP Inc.	49	764
MediaTek Inc.	54	415
Micro Focus International Plc	21	595
Microsoft Corp.	88	5,040
Murata Manufacturing Co. Ltd.	20	2,545
NetApp Inc.	36	1,300
Tableau Software Inc. - Class A (c)	14	774
Taiwan Semiconductor Manufacturing Co. Ltd.	1,058	6,219
Tech Mahindra Ltd.	42	266
Tencent Holdings Ltd.	24	670
Texas Instruments Inc.	6	442
Trend Micro Inc.	21	715
VeriSign Inc. (c) (e)	7	563
Visa Inc. - Class A	13	1,092
Yahoo! Japan Corp.	170	677
		35,730
MATERIALS - 4.9%
AngloGold Ashanti Ltd. (c)	25	401
AngloGold Ashanti Ltd. - ADR (c)	11	180
Asahi Kasei Corp.	255	2,032
LafargeHolcim Ltd.	66	3,570
Monsanto Co.	22	2,228
Newcrest Mining Ltd. (c)	109	1,832
Nucor Corp.	14	702
POSCO Inc.	2	511
Potash Corp. of Saskatchewan Inc.	177	2,887
Praxair Inc.	4	483
Rio Tinto Plc	80	2,663
Shin-Etsu Chemical Co. Ltd.	9	593
Sumitomo Metal Mining Co. Ltd.	69	953
Vale SA - Preferred ADR (e)	818	3,851
Yamato Kogyo Co. Ltd.	24	707
		23,593
REAL ESTATE - 1.1%
American Tower Corp.	4	465
Cheung Kong Property Holdings Ltd.	197	1,445
Crown Castle International Corp.	15	1,385
Fibra Uno Administracion SA de CV	202	369
Iron Mountain Inc.	32	1,196
Link REIT	34	247
		5,107
TELECOMMUNICATION SERVICES - 4.5%
America Movil SAB de CV - ADR - Class L	407	4,659
AT&T Inc.	28	1,129
Bezeq Israeli Telecommunication Corp. Ltd.	925	1,746
Bharti Airtel Ltd.	324	1,529
LG Uplus Corp.	82	877
MegaFon PJSC - GDR	118	1,126
NII Capital Corp. (c)	2	7
NTT DoCoMo Inc.	64	1,633
SFR Group SA	6	184
SoftBank Group Corp.	9	551
TDC A/S	346	2,040
Telia Co. AB	397	1,780
Verizon Communications Inc.	49	2,537
Vodafone Group Plc	681	1,953
		21,751

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UTILITIES - 1.8%
AES Corp.	286	3,671
Energias de Portugal SA	982	3,295
Enersis Americas SA	13	104
Enersis Chile SA - ADR	13	60
Exelon Corp.	25	816
Sempra Energy	8	804
		8,750
Total Common Stocks (cost $271,899)		290,740

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Corporate Risk Holdings Corp. (c) (f) (p) (q)	—	—
Corporate Risk Holdings I Inc. (c) (f) (p) (q)	5	45
Hyundai Motor Co.	5	439
		484
INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd. (c) (f) (p) (q)	7	—

MATERIALS - 0.5%
Vale SA - Class A	476	2,262

REAL ESTATE - 0.2%
American Tower Corp., 5.50%, 02/15/18	10	1,118
Total Preferred Stocks (cost $5,429)		3,864

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.6%
AmeriCredit Automobile Receivables Trust, 1.27%, 08/08/17	$9	9
Appalachian Consumer Rate Relief Funding LLC, 3.77%, 08/01/28	100	111
BA Credit Card Trust, 0.90%, 01/15/19 (i)	125	125
Banc of America Commercial Mortgage Trust REMIC
6.44%, 12/10/17 (i)	50	52
5.89%, 07/10/44 (i)	1	1
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.71%, 09/11/17 (i)	18	18
CarMax Auto Owner Trust, 0.79%, 10/15/18	13	13
Citibank Credit Card Issuance Trust
1.02%, 02/22/17	100	100
2.15%, 07/15/19	275	281
COMM Mortgage Trust REMIC, 5.29%, 12/10/16	3	3
Commercial Mortgage Pass-Through Certificates REMIC, 5.61%, 01/15/49 (i)	45	46
Commercial Mortgage Trust REMIC
6.01%, 07/10/17 (i)	6	6
5.87%, 08/10/17 (i)	25	26
Core Industrial Trust REMIC, 3.04%, 02/10/22 (p) (q)	80	84
Credit Suisse Commercial Mortgage Trust REMIC, 5.88%, 06/15/39 (i)	34	35
Credit Suisse Mortgage Capital Certificates REMIC, 5.69%, 07/15/17 (i)	34	35
Discover Card Execution Note Trust, 0.87%, 02/15/18 (i)	200	201
Enterprise Fleet Financing LLC, 0.87%, 12/20/16 (p) (q)	30	30
EQTY Mortgage Trust REMIC, 1.37%, 05/08/31 (i) (p) (q)	115	114
Greenwich Capital Commercial Funding Corp. REMIC
5.43%, 01/10/17	60	60
5.44%, 01/10/17	30	30
GS Mortgage Securities Trust REMIC, 5.99%, 08/10/45 (i)	20	20
Hertz Vehicle Financing LLC, 2.73%, 03/25/20 (p) (q)	159	161
Hilton USA Trust REMIC, 2.66%, 11/05/18 (p) (q)	200	200
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.43%, 01/12/17 (i)	67	67
5.44%, 03/15/17	86	86
5.88%, 05/12/17 (i)	95	97
5.85%, 07/15/17 (i)	32	33
5.72%, 11/15/17	22	22
LB Commercial Mortgage Trust REMIC, 6.07%, 07/15/44 (i)	24	24
LB-UBS Commercial Mortgage Trust REMIC
5.43%, 02/15/40	34	35
5.49%, 02/15/40	225	229
6.37%, 09/15/45 (i)	25	26
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.07%, 07/12/17 (i)	24	25
Morgan Stanley Capital I Trust REMIC
5.32%, 12/15/16	77	77
5.82%, 06/11/17 (i)	19	20
Trade MAPS 1 Ltd.
1.22%, 12/10/16 (i) (p) (q)	125	125
1.77%, 12/10/16 (i) (p) (q)	100	100
Wachovia Bank Commercial Mortgage Trust REMIC
5.50%, 04/15/47	25	25
5.59%, 04/15/47 (i)	20	20
5.89%, 06/15/49 (i)	50	51
Total Non-U.S. Government Agency Asset- Backed Securities (cost $2,848)		2,823

CORPORATE BONDS AND NOTES - 7.3%
CONSUMER DISCRETIONARY - 0.2%
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (p) (q)	100	103
Comcast Corp., 5.88%, 02/15/18	100	106
DISH DBS Corp., 4.25%, 04/01/18	75	77
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	125	129
McDonald’s Corp.
3.70%, 01/30/26	55	59
4.70%, 12/09/35	25	28
4.88%, 12/09/45	35	41
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (p) (q)	100	101
Newell Rubbermaid Inc.
3.85%, 04/01/23 (l)	120	128
4.20%, 04/01/26 (l)	305	332
5.50%, 04/01/46 (l)	45	55
		1,159
CONSUMER STAPLES - 0.2%
Altria Group Inc., 2.63%, 01/14/20	100	103
CVS Caremark Corp., 2.25%, 08/12/19	35	36
Kraft Heinz Foods Co., 3.00%, 06/01/26	90	91
Philip Morris International Inc., 4.25%, 11/10/44	50	56
Reynolds American Inc.
2.30%, 06/12/18	15	15
3.25%, 06/12/20	35	37
4.00%, 06/12/22	65	71
4.85%, 09/15/23	10	11
4.45%, 06/12/25	315	352

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.70%, 08/15/35	5	6
6.15%, 09/15/43	5	6
5.85%, 08/15/45	40	52
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	70	70
2.60%, 06/01/21	20	20
3.10%, 06/01/23	20	21
		947
ENERGY - 0.7%
Columbia Pipeline Group Inc.
2.45%, 06/01/18	40	40
3.30%, 06/01/20	5	5
4.50%, 06/01/25	5	5
5.80%, 06/01/45	10	12
ConocoPhillips Co., 5.95%, 03/15/46	20	25
Devon Energy Corp., 3.25%, 05/15/22 (e)	35	35
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	35	24
Enbridge Energy Partners LP
5.20%, 03/15/20	120	129
5.88%, 10/15/25	70	81
Enbridge Inc., 4.50%, 06/10/44	15	14
EnLink Midstream Partners LP, 4.40%, 04/01/24	30	29
Exxon Mobil Corp.
2.22%, 03/01/21	70	72
3.04%, 03/01/26	60	63
Halliburton Co., 3.80%, 11/15/25	155	160
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	40	41
3.50%, 09/01/23	50	50
4.25%, 09/01/24	30	31
5.50%, 03/01/44	20	20
Kinder Morgan Inc., 4.30%, 06/01/25 (e)	165	172
PDC Energy Inc., 7.75%, 10/15/22	100	107
Petroleos Mexicanos
8.00%, 05/03/19	40	45
5.50%, 01/21/21 (e)	50	53
4.88%, 01/24/22	135	137
5.63%, 01/23/46	480	420
Phillips 66 Partners LP, 4.68%, 02/15/45	5	5
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (e)	50	54
5.00%, 03/15/27 (p) (q)	10	10
Schlumberger Holdings Corp., 4.00%, 12/21/25 (p) (q)	120	131
Shell International Finance BV
1.38%, 09/12/19	130	130
1.75%, 09/12/21	115	114
Southwestern Energy Co., 4.95%, 01/23/25 (l)	40	40
Statoil ASA, 3.70%, 03/01/24	75	82
Teekay Corp., 8.50%, 01/15/20	50	43
TransCanada Pipelines Ltd., 6.50%, 08/15/18	475	516
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (p) (q)	200	208
Williams Partners LP
5.25%, 03/15/20	175	189
4.30%, 03/04/24	160	164
		3,456
FINANCIALS - 3.9%
ACE INA Holdings Inc.
2.88%, 11/03/22	45	47
3.35%, 05/15/24	40	43
3.35%, 05/03/26	30	32
4.35%, 11/03/45	50	58
Allianz SE, 4.75%, (callable at 100 beginning 10/24/23) (m), EUR	200	250
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	80	84
4.90%, 02/01/46	50	60
Assicurazioni Generali SpA
9.96%, 07/10/42, EUR	100	145
7.75%, 12/12/42, EUR	100	132
Aviva Plc
6.13%, 07/05/43, EUR	175	229
6.87%, 05/20/58 (i), GBP	150	235
AXA SA, 5.45%, (callable at 100 beginning 03/04/26) (m), GBP	225	308
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26 (p) (q)	200	194
Bank of America Corp.
2.63%, 10/19/20	37	38
3.88%, 08/01/25	93	99
Barclays Bank Plc
10.00%, 05/21/21, GBP	125	209
6.63%, 03/30/22, EUR	70	96
Barclays Plc, 3.65%, 03/16/25	200	197
BAT International Finance Plc
2.75%, 06/15/20 (p) (q)	30	31
3.50%, 06/15/22 (p) (q)	20	21
BBVA Subordinated Capital SAU, 3.50%, 04/11/24, EUR	200	235
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	75	80
BNP Paribas SA, 2.87%, 03/20/26, EUR	225	265
BPCE SA, 4.63%, 07/18/23, EUR	100	133
CaixaBank SA, 5.00%, 11/14/23, EUR	200	238
CIT Group Inc., 4.25%, 08/15/17	150	153
Citigroup Inc.
1.70%, 04/27/18	150	150
2.35%, 08/02/21	150	150
3.70%, 01/12/26	200	211
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 07/25/23, EUR	250	326
Credit Agricole SA, 4.38%, 03/17/25 (p) (q)	200	204
Credit Suisse AG, 3.00%, 10/29/21	250	257
Daimler Finance North America LLC
2.25%, 03/02/20 (p) (q)	250	254
2.00%, 07/06/21 (p) (q)	200	200
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	250	257
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	100	132
General Motors Financial Co. Inc., 2.40%, 05/09/19	165	166
Goldman Sachs Group Inc.
2.00%, 04/25/19	50	50
2.88%, 02/25/21	231	237
5.25%, 07/27/21	200	226
3.50%, 01/23/25	280	290
3.75%, 02/25/26	30	32
4.75%, 10/21/45	140	158
HSBC Holdings Plc
3.37%, 01/10/24, EUR	250	295
4.30%, 03/08/26	200	214
3.90%, 05/25/26	200	208
Imperial Brands Finance Plc, 5.00%, 12/02/19, EUR	175	227
Intesa Sanpaolo SpA, 6.63%, 09/13/23, EUR	285	375
JPMorgan Chase & Co.
2.55%, 03/01/21	497	506
3.25%, 09/23/22	180	189
2.70%, 05/18/23	125	126

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Landwirtschaftliche Rentenbank, 1.75%, 04/15/19	130	132
Letras del Banco Central de la Republica Argentina, 0.00%, 12/14/16 (j), ARS	50	3
Lloyds Bank Plc
6.50%, 03/24/20, EUR	325	430
7.63%, 04/22/25, GBP	100	171
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	500	609
Morgan Stanley
3.88%, 01/27/26	150	160
3.13%, 07/27/26	150	152
NN Group NV
4.50%, (callable at 100 beginning 01/15/26) (m), EUR	250	282
4.62%, 04/08/44 (i), EUR	100	119
Nordea Kredit Realkreditaktieselskab, 2.00%, 10/01/37, DKK	3,635	560
Nykredit Realkredit A/S
2.00%, 10/01/37, DKK	19,537	3,011
2.50%, 10/01/47, DKK	1,710	264
Petrobras Global Finance BV
8.75%, 05/23/26	125	138
6.85%, 06/05/15	150	127
PNC Bank NA, 2.30%, 06/01/20	250	254
Private Export Funding Corp., 3.55%, 01/15/24	195	217
Realkredit Danmark A/S, 2.00%, 10/01/37, DKK	8,219	1,265
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	130	130
2.40%, 09/23/21	340	341
2.88%, 09/23/23	50	50
3.20%, 09/23/26	35	35
Skandinaviska Enskilda Banken AB, 2.63%, 03/15/21	250	257
Thomson Reuters Corp.
4.30%, 11/23/23	60	65
5.65%, 11/23/43	40	47
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (p) (q)	200	202
WEA Finance LLC
2.70%, 09/17/19 (p) (q)	200	205
3.25%, 10/05/20 (p) (q)	400	417
Wells Fargo & Co., 2.55%, 12/07/20	104	106
		18,801
HEALTH CARE - 1.1%
AbbVie Inc.
1.80%, 05/14/18	30	30
2.50%, 05/14/20	360	367
2.90%, 11/06/22	115	118
3.20%, 11/06/22	10	10
3.60%, 05/14/25	230	241
4.50%, 05/14/35	65	69
Actavis Funding SCS
3.00%, 03/12/20	50	52
3.45%, 03/15/22	495	520
3.80%, 03/15/25	210	222
4.55%, 03/15/35	80	85
4.75%, 03/15/45	115	126
Aetna Inc.
1.70%, 06/07/18	20	20
1.90%, 06/07/19	25	25
2.40%, 06/15/21	5	5
2.80%, 06/15/23	50	51
3.20%, 06/15/26	265	269
4.25%, 06/15/36	140	145
4.38%, 06/15/46	160	168
Amgen Inc.
1.85%, 08/19/21	30	30
2.25%, 08/19/23	350	349
4.40%, 05/01/45	110	116
Baxalta Inc., 4.00%, 06/23/25	125	133
Becton Dickinson & Co.
2.68%, 12/15/19	80	83
3.73%, 12/15/24	125	136
4.69%, 12/15/44	40	46
Celgene Corp., 3.88%, 08/15/25	120	129
DJO Finco LLC, 8.13%, 06/15/21 (p) (q)	100	93
EMD Finance LLC
2.40%, 03/19/20 (p) (q)	85	86
2.95%, 03/19/22 (p) (q)	10	10
3.25%, 03/19/25 (p) (q)	170	176
Gilead Sciences Inc., 3.65%, 03/01/26	30	32
inVentiv Health Inc., 10.00%, 08/15/18 (k)	100	100
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	200	199
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	50	53
McKesson Corp., 3.80%, 03/15/24	40	43
Medtronic Inc., 3.50%, 03/15/25	255	275
Roche Holdings Inc., 3.35%, 09/30/24 (p) (q)	200	215
Teva Pharmaceutical Finance III BV
1.40%, 07/20/18	25	25
2.20%, 07/21/21	20	20
2.80%, 07/21/23	10	10
3.15%, 10/01/26	10	10
4.10%, 10/01/46	10	10
Thermo Fisher Scientific Inc., 2.40%, 02/01/19	25	25
UnitedHealth Group Inc.
2.70%, 07/15/20	65	68
3.75%, 07/15/25	60	66
4.63%, 07/15/35	15	17
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (p) (q)	200	188
Zimmer Holdings Inc., 3.15%, 04/01/22	55	57
		5,323
INDUSTRIALS - 0.1%
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (p) (q)	200	223
Lockheed Martin Corp.
2.50%, 11/23/20	15	15
3.10%, 01/15/23	20	21
3.55%, 01/15/26	20	22
Navios Maritime Acquisition Corp., 8.13%, 11/15/21 (p) (q)	100	73
RR Donnelley & Sons Co., 7.00%, 02/15/22	100	104
Volvo AB, 5.00%, 05/31/17, EUR	150	174
		632
INFORMATION TECHNOLOGY - 0.1%
Harris Corp.
2.00%, 04/27/18	40	40
2.70%, 04/27/20	10	10
3.83%, 04/28/25	5	5
4.85%, 04/27/35	35	39
5.05%, 04/27/45	40	46
Microsoft Corp.
2.40%, 08/08/26	150	150
3.70%, 08/08/46	70	71
		361
MATERIALS - 0.1%
ArcelorMittal, 7.25%, 02/25/22 (e) (k)	125	142
First Quantum Minerals Ltd.
6.75%, 02/15/20 (p) (q)	100	92

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
7.00%, 02/15/21 (p) (q)	100	90
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (p) (q)	100	116
Vale Overseas Ltd.
6.88%, 11/21/36	15	15
6.88%, 11/10/39	10	10
		465
REAL ESTATE - 0.1%
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	40	41
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	52
Communications Sales & Leasing Inc., 6.00%, 04/15/23 (p) (q)	50	52
Corporate Office Properties LP, 3.60%, 05/15/23	15	15
Developers Diversified Realty Corp.
4.75%, 04/15/18	40	42
3.63%, 02/01/25	40	40
ERP Operating LP, 4.63%, 12/15/21	24	27
Essex Portfolio LP
3.50%, 04/01/25	125	129
3.38%, 04/15/26	60	61
Hospitality Properties Trust, 4.50%, 06/15/23	30	31
Kimco Realty Corp., 3.40%, 11/01/22	15	16
ProLogis LP, 3.75%, 11/01/25	35	38
Scentre Group Trust, 3.50%, 02/12/25 (p) (q)	105	109
		653
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.45%, 06/30/20	80	82
2.80%, 02/17/21	250	257
France Telecom SA, 9.00%, 03/01/31 (k)	28	45
Frontier Communications Corp., 9.25%, 07/01/21	200	215
Orange SA
5.00%, (callable at 100 beginning 10/01/26) (m), EUR	150	183
5.38%, 11/22/50, GBP	100	201
Sprint Nextel Corp., 7.00%, 08/15/20	100	101
T-Mobile USA Inc., 6.63%, 04/01/23	125	134
Verizon Communications Inc.
4.27%, 01/15/36	88	92
4.52%, 09/15/48	57	60
		1,370
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 3.63%, 01/12/23 (p) (q)	600	611
American Electric Power Co. Inc., 1.65%, 12/15/17	80	80
Comision Federal de Electricidad, 4.88%, 05/26/21	200	211
Duke Energy Corp.
3.75%, 04/15/24	150	162
2.65%, 09/01/26	325	319
Exelon Corp., 3.40%, 04/15/26	200	208
NRG Energy Inc., 6.63%, 01/15/27 (p) (q)	15	15
Pacific Gas & Electric Co.
3.85%, 11/15/23	50	55
2.95%, 03/01/26	35	37
3.75%, 08/15/42	40	41
4.25%, 03/15/46	120	135
Pennsylvania Electric Co., 6.05%, 09/01/17	25	26
PG&E Corp., 2.40%, 03/01/19	40	41
Progress Energy Inc.
7.05%, 03/15/19	50	56
7.75%, 03/01/31	20	28
Puget Energy Inc., 6.00%, 09/01/21	33	38
Red Electrica de Espana Finance BV, 3.88%, 01/25/22, EUR	200	269
Southaven Combined Cycle Generation LLC, 3.85%, 08/15/33	43	47
		2,379
Total Corporate Bonds and Notes (cost $34,745)		35,546

GOVERNMENT AND AGENCY OBLIGATIONS - 25.6%
GOVERNMENT SECURITIES - 24.3%
Municipals - 0.2%
Connecticut Housing Finance Authority, 4.00%, 11/15/44	190	205
Maryland Community Development Administration, 2.86%, 09/01/40	115	116
Massachusetts Housing Finance Agency, 4.00%, 12/01/43	10	11
Minnesota Housing Finance Agency
3.00%, 07/01/31	20	21
4.00%, 07/01/38	305	328
2.35%, 03/01/43	38	37
Nebraska Investment Finance Authority
3.00%, 03/01/43	25	26
4.50%, 09/01/43	10	11
South Carolina State Housing Finance & Development, 4.00%, 07/01/41	65	70
South Dakota Housing Development Authority, 4.00%, 05/01/34	20	21
State of California
7.55%, 04/01/39	100	160
7.60%, 11/01/40	105	170
Tennessee Housing Development Agency, 4.00%, 07/01/43	25	27
Utility Debt Securitization Authority, 2.04%, 06/15/21	100	101
		1,304
Sovereign - 16.1%
Argentina Bonar Bond, 7.00%, 04/17/17 (e)	110	116
Argentina Bonos del Tesoro, 22.75%, 03/05/18, ARS	295	20
Argentina Republic Government International Bond
7.50%, 04/22/26 (p) (q)	200	226
8.28%, 12/31/33	168	193
Australia Government Bond
5.75%, 05/15/21, AUD	1,300	1,178
3.25%, 04/21/29, AUD	600	516
Belgium Government Bond, 1.00%, 06/22/26 (p) (q), EUR	1,450	1,764
Bermuda Government International Bond
4.14%, 01/03/23 (p) (q)	200	213
4.85%, 02/06/24 (p) (q)	500	552
Bonos Tesoreria Pesos, 4.50%, 03/01/21, CLP	890,000	1,393
Brazil Letras do Tesouro Nacional
10.00%, 01/01/18, BRL	145	45
0.00%, 07/01/18 (j), BRL	150	38
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/25, BRL	200	58
Bundesrepublik Deutschland, 2.50%, 07/04/44 - 08/15/46, EUR	1,280	2,248
Canada Government Bond, 2.25%, 06/01/25, CAD	1,550	1,318

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Colombia Government International Bond
4.38%, 07/12/21	200	217
4.50%, 01/28/26	200	220
Colombia TES
7.50%, 08/26/26, COP	1,432,000	514
6.00%, 04/28/28, COP	515,000	163
7.75%, 09/18/30, COP	75,000	27
Dominican Republic International Bond
7.50%, 05/06/21	175	196
6.88%, 01/29/26 (p) (q)	100	116
Federal Democratic Republic of Ethiopia, 6.63%, 12/11/24	200	197
France Government Bond, 0.50%, 05/25/26, EUR	280	326
France Government Bond OAT, 1.75%, 11/25/24, EUR	1,830	2,366
Hellenic Republic Government Bond, 3.38%, 07/17/17 (p) (q), EUR	30	33
Hungary Government Bond
6.50%, 06/24/19, HUF	182,900	761
2.00%, 10/30/19, HUF	15,000	55
7.50%, 11/12/20, HUF	566,950	2,551
5.50%, 06/24/25, HUF	59,400	263
Hungary Government International Bond
6.25%, 01/29/20	145	163
6.00%, 11/24/23, HUF	101,000	456
5.38%, 03/25/24	400	465
India Government Bond
7.80%, 04/11/21, INR	30,000	467
8.83%, 11/25/23, INR	31,300	519
8.60%, 06/02/28, INR	32,500	544
Indonesia Government International Bond
4.88%, 05/05/21	200	220
3.75%, 04/25/22	210	221
3.75%, 06/14/28 (p) (q), EUR	100	123
Indonesia Treasury Bond, 7.88%, 04/15/19, IDR	699,000	55
Ireland Government Bond
4.50%, 04/18/20, EUR	310	409
3.90%, 03/20/23, EUR	355	503
3.40%, 03/18/24, EUR	450	631
5.40%, 03/13/25, EUR	260	418
1.00%, 05/15/26, EUR	540	645
2.40%, 05/15/30, EUR	500	689
2.00%, 02/18/45, EUR	350	473
Israel Government Bond, 5.50%, 01/31/42, ILS	1,400	565
Italy Buoni Poliennali Del Tesoro
1.45%, 09/15/22, EUR	325	385
4.75%, 08/01/23 (p) (q), EUR	300	430
4.50%, 03/01/24, EUR	1,220	1,733
3.50%, 03/01/30 (p) (q), EUR	350	490
Ivory Coast Government International Bond, 5.75%, 12/31/32	99	97
Jamaica Government International Bond, 8.00%, 03/15/39	100	119
Japan Government Bond
0.80%, 09/20/22 - 06/20/23, JPY	190,000	1,995
0.70%, 12/20/22, JPY	65,000	679
0.30%, 12/20/24, JPY	70,000	718
0.50%, 12/20/24, JPY	60,000	625
2.20%, 03/20/30, JPY	45,000	571
1.70%, 06/20/33 - 03/20/44, JPY	255,000	3,212
2.30%, 12/20/35, JPY	35,000	472
1.60%, 06/20/45, JPY	10,000	129
Kenya Government International Bond, 6.88%, 06/24/24	200	196
Korea Housing Finance Corp., 2.50%, 11/15/20 (p) (q)	250	255
Malaysia Government Bond
3.76%, 03/15/19, MYR	750	185
3.66%, 10/15/20, MYR	7,900	1,941
4.05%, 09/30/21, MYR	500	125
3.62%, 11/30/21, MYR	1,750	430
3.80%, 08/17/23, MYR	1,500	370
3.96%, 09/15/25, MYR	3,100	765
3.90%, 11/30/26, MYR	1,600	398
4.50%, 04/15/30, MYR	2,800	712
Malaysia Government Investment Issue, 4.79%, 10/31/35, MYR	175	46
Mexico Bonos
7.75%, 12/14/17 - 11/13/42, MXN	6,700	360
8.00%, 06/11/20, MXN	900	50
6.50%, 06/10/21, MXN	57,900	3,076
10.00%, 12/05/24 - 11/20/36, MXN	36,000	2,379
5.75%, 03/05/26, MXN	24,000	1,214
8.50%, 11/18/38, MXN	930	59
Mexico Government International Bond
3.63%, 03/15/22	156	164
4.00%, 10/02/23	130	139
4.75%, 03/08/44	250	260
Morocco Government International Bond, 4.25%, 12/11/22	250	265
Nigeria Government International Bond, 6.38%, 07/12/23 (e)	200	197
Norway Government Bond
4.25%, 05/19/17 (p) (q), NOK	800	102
3.75%, 05/25/21 (p) (q), NOK	1,130	160
Overseas Private Investment Corp., 3.49%, 12/20/29	23	25
Peru Government International Bond
4.13%, 08/25/27	145	166
5.63%, 11/18/50	50	66
Philippine Government International Bond, 9.88%, 01/15/19	20	24
Poland Government Bond
5.25%, 10/25/17 - 10/25/20, PLN	5,750	1,620
1.50%, 04/25/20, PLN	15,325	3,927
2.00%, 04/25/21, PLN	7,225	1,871
5.75%, 10/25/21 - 09/23/22, PLN	7,080	2,159
4.00%, 10/25/23, PLN	3,450	979
3.25%, 07/25/25, PLN	2,250	607
Poland Government International Bond
5.13%, 04/21/21	90	102
4.00%, 01/22/24	50	55
Republic of Argentina, 21.20%, 09/19/18, ARS	200	13
Republic of Ghana, 8.13%, 01/18/26	200	186
Republic of Honduras, 8.75%, 12/16/20	200	229
Republic of Indonesia
4.75%, 01/08/26 (p) (q)	300	335
4.75%, 01/08/26 (e)	200	223
Republic of Lithuania, 7.38%, 02/11/20	300	356
Russia Federal Bond, 7.50%, 08/18/21, RUB	5,000	77
Russia Government Bond, 7.00%, 01/25/23, RUB	2,000	30
Senegal Government International Bond, 8.75%, 05/13/21 (p) (q)	200	227
Slovenia Government International Bond
5.50%, 10/26/22	600	701
5.85%, 05/10/23	325	389
South Africa Government Bond
7.75%, 02/28/23, ZAR	8,975	635
6.50%, 02/28/41, ZAR	6,700	357
Spain Government Bond
3.80%, 04/30/24 (p) (q), EUR	950	1,322
2.75%, 10/31/24 (p) (q), EUR	470	615
1.95%, 04/30/26 (p) (q), EUR	700	863

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
1.30%, 10/31/26 (p) (q), EUR	750	871
Sweden Government Bond
3.50%, 06/01/22, SEK	3,460	493
1.50%, 11/13/23, SEK	5,450	714
Tennessee Valley Authority
3.88%, 02/15/21	100	111
3.50%, 12/15/42 (e)	112	123
Thailand Government Bond
1.88%, 06/17/22, THB	16,600	475
3.85%, 12/12/25, THB	5,000	165
2.13%, 12/17/26, THB	7,000	202
Turkey Government Bond
6.30%, 02/14/18, TRY	50	16
10.50%, 01/15/20, TRY	700	245
Turkey Government International Bond, 6.25%, 09/26/22	225	247
United Kingdom Treasury Bond
1.00%, 09/07/17, GBP	770	1,006
1.75%, 09/07/22, GBP	500	702
2.00%, 09/07/25, GBP	800	1,157
1.50%, 07/22/26, GBP	100	139
3.25%, 01/22/44, GBP	900	1,621
3.50%, 01/22/45, GBP	150	284
United Mexican States, 4.13%, 01/21/26	400	431
Venezuela Government International Bond
12.75%, 08/23/22 (e)	15	10
8.25%, 10/13/24	40	20
7.65%, 04/21/25	20	10
11.75%, 10/21/26	35	21
9.25%, 09/15/27 - 05/07/28	85	46
11.95%, 08/05/31 (e)	45	27
9.38%, 01/13/34	5	3
7.00%, 03/31/38	10	5
Zambia Government International Bond, 8.50%, 04/14/24 (p) (q)	200	197
		78,452
Treasury Inflation Index Securities - 2.8%
Deutsche Bundesrepublik Inflation Indexed Bond, 0.10%, 04/15/23 (n), EUR	103	127
Japan Government CPI Indexed Bond, 0.10%, 09/10/23 - 03/10/26 (n), JPY	502,728	5,201
Mexico Government Inflation Indexed Bond, 4.00%, 06/13/19 - 11/15/40 (n), MXN	1,090	61
Nota Do Tesouro Nacional Inflation Indexed Note, 6.00%, 05/15/55 (s), BRL	25	24
Republic of Turkey Inflation Indexed Note, 2.00%, 09/18/24 (n), TRY	145	46
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 - 07/15/24 (n)	1,625	1,658
0.63%, 01/15/24 - 01/15/26 (n)	3,353	3,524
0.25%, 01/15/25 (n)	1,214	1,238
2.38%, 01/15/25 (n)	191	228
0.38%, 07/15/25 (n)	355	367
1.38%, 02/15/44 (n)	465	554
1.00%, 02/15/46 (n)	686	762
		13,790
U.S. Treasury Securities - 5.2%
U.S. Treasury Bond, 2.25%, 08/15/46	1,600	1,576
U.S. Treasury Note
1.63%, 06/30/19 - 06/30/20	4,374	4,466
0.75%, 08/15/19	1,500	1,495
1.75%, 09/30/19	800	820
1.50%, 10/31/19 - 05/31/20	2,000	2,035
1.25%, 01/31/20	1,117	1,127
1.13%, 03/31/20 - 02/28/21	5,040	5,043
1.38%, 05/31/20 - 01/31/21	4,810	4,868
2.13%, 08/15/21	200	209
1.75%, 05/15/22 (e)	450	461
2.50%, 05/15/24 (e)	2,150	2,311
2.00%, 08/15/25	800	829
		25,240
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.3%
Federal Home Loan Mortgage Corp. - 0.3%
Federal Home Loan Mortgage Corp.
4.00%, 04/01/46	617	662
4.00%, 11/15/46, TBA (g)	500	536
REMIC, 0.90%, 04/25/20 (i)	160	160
REMIC, 1.58%, 04/25/22	39	39
REMIC, 2.36%, 07/25/22	25	26
REMIC, 3.17%, 10/25/24	50	54
REMIC, 2.60%, 01/25/25	58	60
		1,537
Federal National Mortgage Association - 0.4%
Federal National Mortgage Association
4.00%, 11/15/46, TBA (g)	1,550	1,663
REMIC, 2.61%, 03/25/22 (i)	25	26
REMIC, 3.37%, 07/25/23 (i)	125	134
REMIC, 3.33%, 10/25/23 (i)	209	226
		2,049
Government National Mortgage Association - 0.6%
Government National Mortgage Association
4.50%, 06/20/45 - 08/20/45	1,116	1,206
4.00%, 11/15/46, TBA (g)	1,355	1,451
		2,657
Total Government and Agency Obligations (cost $123,191)		125,029

SHORT TERM INVESTMENTS - 8.8%
Investment Company - 6.6%
JNL Money Market Fund, 0.24% (a) (h)	32,045	32,045

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	10,657	10,657

Treasury Securities - 0.0%
Letras del Banco Central de la Republica Argentina
1.49%, 12/28/16, ARS	160	10
1.42%, 01/11/17, ARS	10	1
1.47%, 01/18/17, ARS	70	4
1.45%, 01/25/17, ARS	110	7
		22
Total Short Term Investments (cost $42,724)		42,724
Total Investments - 102.8% (cost $480,836)		500,726
Other Assets and Liabilities, Net - (2.8%)		(13,490)
Total Net Assets - 100.0%		$487,236

JNL/Causeway International Value Select Fund
COMMON STOCKS - 93.0%
AUSTRALIA - 0.9%
Westfield Corp.	923	$6,910

BELGIUM - 0.5%
KBC Groep NV	66	3,826

CANADA - 1.1%
EnCana Corp.	623	6,509

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Manulife Financial Corp.	143	2,022
		8,531
CHINA - 7.8%
Baidu.com - ADR - Class A (c)	74	13,455
China Merchants Holdings International Co. Ltd.	2,586	6,936
China Mobile Ltd.	1,800	22,106
CNOOC Ltd.	14,359	18,114
		60,611
FRANCE - 13.6%
BNP Paribas SA	319	16,417
Engie SA	1,097	17,010
Legrand SA	165	9,720
Sanofi SA	193	14,663
Schneider Electric SE	333	23,182
Total SA (e)	518	24,654
		105,646
GERMANY - 5.0%
BASF SE	127	10,879
Linde AG	72	12,301
SAP SE	176	16,130
		39,310
JAPAN - 16.0%
Asahi Breweries Ltd.	143	5,202
East Japan Railway Co.	244	21,997
Hitachi Ltd.	4,605	21,582
Japan Airlines Co. Ltd.	519	15,259
KDDI Corp.	957	29,659
Komatsu Ltd.	626	14,351
Sumitomo Mitsui Financial Group Inc.	487	16,464
		124,514
LUXEMBOURG - 0.8%
ArcelorMittal	971	5,919

NETHERLANDS - 8.9%
Akzo Nobel NV	418	28,268
ING Groep NV	545	6,724
Relx NV	584	10,441
Royal Dutch Shell Plc - Class B	931	24,136
		69,569
SOUTH KOREA - 6.8%
KT&G Corp.	70	7,982
Samsung Electronics Co. Ltd.	16	23,908
SK Telecom Co. Ltd.	104	21,377
		53,267
SPAIN - 1.2%
CaixaBank SA	3,668	9,269

SWEDEN - 0.4%
Alfa Laval AB	186	2,920

SWITZERLAND - 11.9%
ABB Ltd.	283	6,382
Cie Financiere Richemont SA (e)	221	13,488
Clariant AG	256	4,418
Novartis AG	282	22,290
Roche Holding AG	83	20,743
UBS Group AG	458	6,253
Zurich Insurance Group AG	72	18,684
		92,258
UNITED KINGDOM - 18.1%
Aviva Plc	3,583	20,443
Barclays Plc	8,179	17,733
British American Tobacco Plc	353	22,543
Carnival Plc	336	16,387
Diageo Plc	454	13,011
GlaxoSmithKline Plc	663	14,117
Lloyds Banking Group Plc	18,400	13,000
SSE Plc	562	11,409
Vodafone Group Plc	4,393	12,599
		141,242
Total Common Stocks (cost $737,275)		723,792

PREFERRED STOCKS - 3.4%
GERMANY - 3.4%
Volkswagen AG	202	26,573
Total Preferred Stocks (cost $29,061)		26,573

SHORT TERM INVESTMENTS - 7.6%
Investment Company - 3.3%
JNL Money Market Fund, 0.24% (a) (h)	26,135	26,135

Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	33,392	33,392
Total Short Term Investments (cost $59,527)		59,527
Total Investments - 104.0% (cost $825,863)		809,892
Other Assets and Liabilities, Net - (4.0%)		(31,270)
Total Net Assets - 100.0%		$778,622

JNL/Crescent High Income Fund
CORPORATE BONDS AND NOTES - 67.7%
CONSUMER DISCRETIONARY - 13.6%
1011778 BC Unltd. Liability Co., 4.63%, 01/15/22 (r)	$1,500	$1,560
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	3,975	4,174
Asbury Automotive Group Inc., 6.00%, 12/15/24	1,500	1,545
Avon International Operations Inc., 7.88%, 08/15/22 (r)	1,475	1,523
Block Communications Inc., 7.25%, 02/01/20 (p)	1,750	1,794
CalAtlantic Group Inc., 5.25%, 06/01/26	230	230
CEC Entertainment Inc., 8.00%, 02/15/22	250	249
Cequel Communications Holdings I LLC, 5.13%, 12/15/21 (r)	3,000	3,000
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20	1,750	1,735
CSC Holdings LLC
5.25%, 06/01/24 (e)	2,400	2,280
5.50%, 04/15/27 (r)	2,500	2,556
DISH DBS Corp., 5.13%, 05/01/20	5,250	5,447
Dollar Tree Inc., 5.75%, 03/01/23	750	807
Emerald Expositions Holding Inc., 9.00%, 06/15/21 (p)	800	831
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24 (r)	550	595
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	500	515
5.25%, 04/15/23 (e)	1,500	1,543
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	825	847
iHeartCommunications Inc., 9.00%, 12/15/19	2,000	1,582
Intrepid Aviation Group Holdings LLC, 6.88%, 02/15/19 (p)	2,000	1,800
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (r)	2,000	2,065

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JC Penney Corp. Inc., 5.88%, 07/01/23 (r)	3,550	3,692
KB Home, 4.75%, 05/15/19	1,800	1,838
L Brands Inc., 6.88%, 11/01/35	2,000	2,180
Lamar Media Corp., 5.75%, 02/01/26	1,050	1,131
Landry’s Holdings II Inc., 10.25%, 01/01/18 (r)	1,550	1,583
Lennar Corp., 4.50%, 06/15/19	2,250	2,357
Limited Brands Inc., 6.63%, 04/01/21	1,500	1,729
MGM Resorts International
6.75%, 10/01/20	900	1,008
7.75%, 03/15/22	900	1,044
Midas Intermediate Holdco II LLC, 7.88%, 10/01/22 (p)	1,250	1,272
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (r)	2,600	2,756
PNK Entertainment Inc., 5.63%, 05/01/24 (r)	3,500	3,517
PulteGroup Inc., 4.25%, 03/01/21	2,500	2,625
Sinclair Television Group Inc.
5.63%, 08/01/24 (r)	350	358
5.13%, 02/15/27 (r)	1,975	1,931
Sirius XM Radio Inc.
5.75%, 08/01/21 (r)	1,250	1,309
6.00%, 07/15/24 (r)	2,250	2,399
Univision Communications Inc., 5.13%, 05/15/23 (r)	1,500	1,519
Viking Cruises Ltd., 6.25%, 05/15/25 (r)	1,000	935
VTR Finance BV, 6.88%, 01/15/24 (r)	3,750	3,881
WideOpenWest Finance LLC, 10.25%, 07/15/19	2,500	2,628
Wynn Las Vegas LLC
5.38%, 03/15/22 (e)	1,500	1,554
5.50%, 03/01/25 (e) (r)	2,000	2,015
		81,939
CONSUMER STAPLES - 3.3%
BI-LO LLC, 8.63%, 09/15/18 (r) (y)	1,575	996
Cott Beverages Inc., 5.38%, 07/01/22	3,000	3,090
Dole Food Co. Inc., 7.25%, 05/01/19 (p)	3,225	3,273
NBTY Inc., 7.63%, 05/15/21 (r)	1,800	1,840
Post Holdings Inc., 6.00%, 12/15/22 (r)	4,000	4,225
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e)	1,500	1,504
5.75%, 10/15/20	1,500	1,547
Vector Group Ltd., 7.75%, 02/15/21	3,500	3,692
		20,167
ENERGY - 9.8%
Antero Resources Corp., 5.13%, 12/01/22	1,500	1,511
Bristow Group Inc., 6.25%, 10/15/22 (q)	1,500	1,099
California Resources Corp., 8.00%, 12/15/22 (r)	1,500	997
Callon Petroleum Co., 6.13%, 10/01/24 (r)	675	699
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	1,000	1,035
6.25%, 04/15/23 (e)	1,700	1,683
Cenovus Energy Inc.
6.75%, 11/15/39	750	812
4.45%, 09/15/42	750	620
Chesapeake Energy Corp.
6.63%, 08/15/20	2,225	2,086
8.00%, 12/15/22 (e) (r)	400	405
5.75%, 03/15/23	300	255
Concho Resources Inc., 5.50%, 04/01/23	1,200	1,237
Continental Resources Inc.
5.00%, 09/15/22 (e)	1,300	1,297
3.80%, 06/01/24	1,050	961
CSI Compressco LP, 7.25%, 08/15/22 (q)	3,000	2,835
DCP Midstream LLC, 5.35%, 03/15/20 (r)	3,275	3,357
Devon Energy Corp., 5.60%, 07/15/41	1,500	1,517
Encana Corp., 3.90%, 11/15/21 (e)	2,000	2,004
Energy Transfer Partners LP, 7.50%, 10/15/20	1,250	1,372
EP Energy LLC, 9.38%, 05/01/20	1,300	923
Exterran Partners LP, 6.00%, 04/01/21	2,601	2,438
Genesis Energy LP, 5.63%, 06/15/24	3,000	2,940
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	750	439
Ithaca Energy Inc., 8.13%, 07/01/19 (r)	750	683
Laredo Petroleum Inc., 5.63%, 01/15/22 (e)	2,000	1,940
Lonestar Resources America Inc., 8.75%, 04/15/19 (p)	2,250	1,417
MPLX LP
4.50%, 07/15/23 (r)	750	765
4.88%, 12/01/24 (r)	750	776
Murphy Oil USA Inc., 6.00%, 08/15/23	1,500	1,577
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (k)	1,500	1,596
SM Energy Co., 6.75%, 09/15/26	1,500	1,515
Southwestern Energy Co., 5.80%, 01/23/20 (k)	2,300	2,294
Targa Resources Partners LP, 5.38%, 02/01/27 (r)	1,725	1,736
Teine Energy Ltd., 6.88%, 09/30/22 (r)	1,425	1,425
Tesoro Logistics LP, 6.13%, 10/15/21	2,500	2,612
Transocean Inc.
6.50%, 11/15/20	1,500	1,466
8.13%, 12/15/21 (l) (e)	1,500	1,432
Weatherford International Ltd.
7.75%, 06/15/21 (e)	1,500	1,485
4.50%, 04/15/22 (e)	1,500	1,267
Williams Cos. Inc., 4.55%, 06/24/24	1,000	1,020
Williams Partners LP, 4.00%, 09/15/25	1,500	1,501
		59,029
FINANCIALS - 9.4%
AerCap Ireland Capital Ltd., 4.25%, 07/01/20	4,000	4,150
Ally Financial Inc., 3.50%, 01/27/19	4,000	4,035
Altice Financing SA
6.50%, 01/15/22 (e) (r)	3,500	3,692
6.63%, 02/15/23 (r)	1,250	1,283
Antero Resources Finance Corp., 6.00%, 12/01/20	1,500	1,549
CIT Group Inc., 4.25%, 08/15/17	2,000	2,037
CNH Capital LLC, 3.63%, 04/15/18	2,000	2,030
Commerzbank AG, 8.13%, 09/19/23 (r)	1,500	1,726
Credit Acceptance Corp.
6.13%, 02/15/21	1,500	1,507
7.38%, 03/15/23	1,544	1,598
Diamond 1 Finance Corp.
7.13%, 06/15/24 (r)	1,500	1,650
6.02%, 06/15/26 (r)	2,600	2,852
Herc Spinoff Escrow Issuer LLC, 7.50%, 06/01/22 (r)	2,000	2,070
Horizon Pharma Financing Inc., 6.63%, 05/01/23 (e)	1,000	943
Icahn Enterprises LP
6.00%, 08/01/20	1,500	1,504
5.88%, 02/01/22	1,200	1,152
Navient Corp., 5.50%, 01/15/19	4,000	4,060
Nexstar Escrow Corp., 5.63%, 08/01/24 (r)	1,925	1,939
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	1,250	1,291
OneMain Financial Holdings Inc., 7.25%, 12/15/21 (r)	2,500	2,631
Provident Funding Associates LP, 6.75%, 06/15/21 (r)	1,500	1,513
Royal Bank of Scotland Group Plc
6.00%, 12/19/23	1,050	1,095
5.13%, 05/28/24	1,050	1,055

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SLM Corp., 5.50%, 01/25/23 (e)	1,500	1,376
Solera LLC, 10.50%, 03/01/24 (r)	1,000	1,115
Springleaf Finance Corp., 5.25%, 12/15/19	3,000	3,064
Toll Brothers Finance Corp., 5.88%, 02/15/22	750	825
Ziggo Bond Finance BV, 6.00%, 01/15/27 (r)	2,800	2,779
		56,521
HEALTH CARE - 5.2%
Community Health Systems Inc., 8.00%, 11/15/19 (e)	1,500	1,470
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	1,500	1,571
Endo Finance LLC, 6.00%, 07/15/23 (r)	1,050	956
Endo Finance LLC & Endo Finco Inc., 5.38%, 01/15/23 (r)	450	398
Fresenius Medical Care US Finance II Inc., 5.63%, 07/31/19 (r)	1,750	1,899
HCA Inc.
5.00%, 03/15/24	1,050	1,113
5.25%, 04/15/25	1,050	1,120
Kinetic Concepts Inc., 10.50%, 11/01/18 (k)	1,500	1,577
Lifepoint Health Inc., 5.38%, 05/01/24 (r)	1,500	1,500
Mallinckrodt International Finance SA
5.75%, 08/01/22 (r)	1,500	1,479
5.63%, 10/15/23 (r)	1,000	958
MEDNAX Inc., 5.25%, 12/01/23 (r)	1,500	1,577
Tenet Healthcare Corp.
8.00%, 08/01/20	1,000	1,010
4.38%, 10/01/21	750	746
6.75%, 06/15/23 (e)	2,750	2,557
Universal Health Services Inc., 4.75%, 08/01/22 (r)	2,725	2,814
Universal Hospital Services Inc., 7.63%, 08/15/20	4,500	4,286
Valeant Pharmaceuticals International Inc.
7.00%, 10/01/20 (r)	3,250	3,169
6.13%, 04/15/25 (r)	1,200	1,033
		31,233
INDUSTRIALS - 4.9%
Allison Transmission Inc., 5.00%, 10/01/24 (r)	1,925	1,969
APX Group Inc., 8.75%, 12/01/20	1,400	1,372
Ashtead Capital Inc.
6.50%, 07/15/22 (r)	750	788
5.63%, 10/01/24 (r)	1,570	1,652
Bombardier Inc.
4.75%, 04/15/19 (r)	1,000	973
6.00%, 10/15/22 (r)	2,000	1,795
Fly Leasing Ltd., 6.38%, 10/15/21 (q)	2,045	2,076
Gibraltar Industries Inc., 6.25%, 02/01/21 (k)	3,850	3,975
Hertz Corp., 5.50%, 10/15/24 (r)	1,500	1,493
Mobile Mini Inc., 5.88%, 07/01/24	1,925	2,007
TransDigm Inc.
6.00%, 07/15/22	2,000	2,110
6.38%, 06/15/26 (r)	1,750	1,816
Unit Corp., 6.63%, 05/15/21	1,500	1,275
United Rentals North America Inc., 5.50%, 07/15/25	1,500	1,537
XPO Logistics Inc., 6.50%, 06/15/22 (e) (r)	4,200	4,394
		29,232
INFORMATION TECHNOLOGY - 2.5%
Advanced Micro Devices Inc., 7.00%, 07/01/24	2,000	1,965
Ancestry.com Inc., 9.63%, 10/15/18 (p) (y)	2,250	2,278
Avaya Inc., 7.00%, 04/01/19 (e) (r)	1,000	738
First Data Corp., 7.00%, 12/01/23 (r)	4,000	4,230
Infor Software Parent LLC, 7.13%, 05/01/21 (r) (y)	1,000	970
Micron Technology Inc., 5.50%, 02/01/25	1,750	1,715
NXP BV, 5.75%, 03/15/23 (r)	2,000	2,145
Open Text Corp., 5.88%, 06/01/26 (r)	875	915
		14,956
MATERIALS - 9.5%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (r)	250	260
7.00%, 09/30/26 (r)	1,400	1,447
Anglo American Capital Plc
4.13%, 04/15/21 (r)	750	754
4.88%, 05/14/25 (r)	2,250	2,295
ArcelorMittal, 6.50%, 03/01/21 (e) (k)	4,500	5,006
ARD Finance SA, 7.13%, 09/15/23 (r) (y)	1,200	1,194
Ardagh Packaging Finance Plc, 4.63%, 05/15/23 (r)	450	453
Building Materials Corp. of America, 5.38%, 11/15/24 (r)	1,500	1,545
Chemours Co., 7.00%, 05/15/25	1,500	1,474
Consolidated Container Co. LLC, 10.13%, 07/15/20 (p)	1,250	1,278
Constellium NV
7.88%, 04/01/21 (r)	900	961
5.75%, 05/15/24 (p)	1,100	1,018
First Quantum Minerals Ltd., 7.25%, 10/15/19 (e) (r)	2,050	1,963
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (r)	750	870
6.88%, 04/01/22 (r)	1,250	1,294
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22	300	273
Freeport-McMoRan Inc.
2.30%, 11/14/17	2,500	2,487
4.00%, 11/14/21	300	284
Hexion US Finance Corp., 6.63%, 04/15/20	3,500	3,071
HudBay Minerals Inc., 9.50%, 10/01/20	2,275	2,281
Huntsman International LLC, 5.13%, 11/15/22	1,500	1,560
INEOS Group Holdings SA, 5.63%, 08/01/24 (e) (r)	2,825	2,772
Mercer International Inc., 7.75%, 12/01/22 (q)	400	424
Novelis Corp., 5.88%, 09/30/26 (r)	1,325	1,356
Novelis Inc.
8.38%, 12/15/17	200	202
8.75%, 12/15/20	3,750	3,919
Perstorp Holding AB, 8.75%, 05/15/17 (r)	1,500	1,500
Platform Specialty Products Corp.
10.38%, 05/01/21 (r)	2,000	2,160
6.50%, 02/01/22 (e) (r)	750	729
PQ Corp., 6.75%, 11/15/22 (r)	3,730	3,954
Steel Dynamics Inc., 5.13%, 10/01/21	2,000	2,077
Teck Resources Ltd.
4.50%, 01/15/21	2,350	2,326
6.25%, 07/15/41	500	479
United States Steel Corp.
8.38%, 07/01/21 (r)	2,250	2,461
7.50%, 03/15/22 (e)	1,200	1,190
		57,317
REAL ESTATE - 0.6%
Equinix Inc., 5.88%, 01/15/26	1,500	1,612
Felcor Lodging LP, 5.63%, 03/01/23	1,550	1,593
Iron Mountain Inc., 5.75%, 08/15/24	400	411
		3,616

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 7.9%
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,607
5.80%, 03/15/22	2,750	2,819
Frontier Communications Corp.
8.88%, 09/15/20	1,500	1,618
11.00%, 09/15/25	1,500	1,564
Hughes Satellite Systems Corp.
7.63%, 06/15/21	2,000	2,132
5.25%, 08/01/26 (r)	1,375	1,358
Level 3 Financing Inc., 5.38%, 01/15/24	2,000	2,084
Numericable Group SA, 6.00%, 05/15/22 (r)	3,000	3,060
SBA Communications Corp., 4.88%, 07/15/22	1,250	1,294
Sprint Capital Corp., 6.90%, 05/01/19	4,100	4,243
Sprint Corp., 7.25%, 09/15/21	4,000	4,020
T-Mobile USA Inc.
6.54%, 04/28/20	2,500	2,584
6.00%, 03/01/23	4,600	4,914
6.50%, 01/15/26	500	554
Telecom Italia SpA, 5.30%, 05/30/24 (r)	1,500	1,534
Virgin Media Finance Plc, 6.38%, 04/15/23 (r)	1,500	1,575
Virgin Media Secured Finance Plc, 5.50%, 08/15/26 (r)	2,500	2,550
Wind Acquisition Finance SA, 4.75%, 07/15/20 (r)	5,200	5,265
Windstream Corp., 7.75%, 10/15/20	2,500	2,550
		47,325
UTILITIES - 1.0%
Calpine Corp., 5.38%, 01/15/23	2,500	2,491
Dynegy Inc., 6.75%, 11/01/19	1,500	1,537
NRG Energy Inc.
6.63%, 03/15/23	1,250	1,263
6.63%, 01/15/27 (r)	900	882
		6,173
Total Corporate Bonds and Notes (cost $398,651)		407,508

VARIABLE RATE SENIOR LOAN INTERESTS - 27.6% (i)
CONSUMER DISCRETIONARY - 7.5%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	995	1,001
Acosta Holdco Inc. Term Loan, 4.25%, 09/26/21	996	946
American Tire Distributors Holdings Inc. Term Loan, 5.25%, 10/01/21	996	982
BJ’s Wholesale Club Inc. 2nd Lien Term Loan, 8.50%, 03/26/20	1,000	1,003
California Pizza Kitchen Inc. Term Loan, 7.00%, 12/31/22 (q)	2,000	1,986
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	995	1,001
Connolly Corp. 1st Lien Term Loan, 4.25%, 05/14/21	500	500
CSC Holdings LLC Term Loan B, 0.00%, 10/11/24 (z)	915	917
Dynacast International LLC Term Loan B, 4.50%, 01/28/22	1,096	1,098
FCA US LLC Term Loan B, 3.50%, 05/24/17	875	876
HD Supply Inc. Incremental Term Loan B, 0.00%, 10/16/23 (z)	76	76
Hudson’s Bay Co. Term Loan B, 0.00%, 09/30/22 (z)	1,250	1,252
IMC OP LP 2nd Lien Term Loan, 8.75%, 08/15/21 (f) (q)	330	332
JCPenney Corp. Inc. Term Loan B, 5.25%, 06/09/23	1,480	1,485
Jo-Ann Stores Inc. Term Loan, 0.00%, 09/29/23 (f) (z)	480	472
Landry’s Inc. Term Loan B, 0.00%, 09/20/23 (z)	780	784
Learning Care Group (US) No. 2 Inc. Term Loan, 0.00%, 05/05/21 (z)	501	500
MGM Growth Properties Operating Partnership LP Term Loan B
4.00%, 04/20/23	1,245	1,256
0.00%, 04/25/23 (z)	182	184
Midas Intermediate Holdco II LLC Incremental Term Loan B, 4.50%, 08/18/21	1,045	1,053
Mission Broadcasting Inc. Term Loan B-2, 0.00%, 09/23/23 (z)	22	22
National Vision Inc. 1st Lien Term Loan, 4.00%, 03/12/21	996	983
Neiman Marcus Group Inc. Term Loan
0.00%,10/25/20 (z)	210	193
4.25%, 10/25/20	496	456
4.25%, 10/25/20	1	1
Nexstar Broadcasting Inc. Term Loan B, 0.00%, 09/26/23 (z)	248	249
NVA Holdings Inc. Term Loan, 5.50%, 08/14/21 (q)	995	996
Petco Animal Supplies Inc. Term Loan B-1, 5.00%, 01/22/23	748	756
PetSmart Inc. Term Loan B-1
4.25%, 03/10/22	1,247	1,249
0.00%, 03/11/22 (z)	250	250
PlayPower Inc. 1st Lien Term Loan, 5.75%, 06/23/21 (f) (q)	1,745	1,727
PSSI Holdings LLC Term Loan B, 4.75%, 12/02/21	1,123	1,126
Redbox Automated Retail LLC Term Loan B, 0.00%, 09/26/21 (q) (z)	1,500	1,463
RedTop Luxembourg SARL 1st Lien Term Loan, 4.50%, 11/21/20	750	747
Regal Cinemas Corp. Term Loan
3.50%, 04/01/22	846	850
3.50%, 04/01/22	486	489
Revlon Consumer Products Corp. Term Loan B
0.00%, 07/21/23 (z)	80	80
4.25%, 07/21/23	64	65
4.25%, 07/21/23	32	32
4.25%, 07/21/23	32	32
4.25%, 07/21/23	32	32
4.25%, 07/21/23	32	32
4.25%, 07/21/23	32	32
4.25%, 07/21/23	32	32
4.25%, 07/21/23	32	32
Reynolds Group Holdings Inc. Term Loan
4.25%, 01/20/23	348	348
4.25%, 01/20/23	543	545
0.00%, 02/05/23 (z)	500	501
4.25%, 02/21/23	569	571
Scientific Games International Inc. Term Loan B-2
6.00%, 09/17/21	297	297
6.00%, 10/01/21	537	537
6.00%, 10/01/21	2	2
6.00%, 10/01/21	500	501
SHO Holding I Corp. Term Loan, 6.00%, 10/27/22 (f) (q)	1,500	1,493
Sophia LP Term Loan B
4.75%, 09/20/22	741	741
0.00%, 09/30/22 (z)	213	213
Station Casinos LLC Term Loan B
3.75%, 05/24/23	1,137	1,144

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.75%, 06/08/23	3	3
Strategic Partners Inc. Term Loan, 6.25%, 06/09/23 (q)	730	733
Travelport Finance (Luxembourg) SARL Term Loan B, 5.00%, 09/02/21	1,398	1,403
Tribune Media Co. Term Loan, 3.75%, 12/27/20	748	753
Univision Communications Inc. Term Loan C-4
0.00%, 03/01/20 (z)	500	501
4.00%, 03/01/20	1,035	1,036
USAGM HoldCo LLC Incremental Delayed Draw Term Loan
0.00%, 07/28/22 (z)	33	33
7.00%, 07/28/22	15	15
USAGM HoldCo LLC Incremental Term Loan, 5.50%, 07/28/22	469	469
USAGM HoldCo LLC Term Loan
4.75%, 07/28/22	494	491
4.75%, 07/28/22	252	251
Varsity Brands Inc. 1st Lien Term Loan
5.00%, 12/10/21	992	995
5.00%, 12/11/21	4	4
William Morris Endeavor Entertainment LLC 1st Lien Term Loan
5.25%, 03/19/21	—	—
5.25%, 03/19/21	104	104
5.25%, 05/06/21	3	3
5.25%, 05/06/21	1,140	1,143
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan
8.25%, 05/06/22	52	52
8.25%, 05/06/22	573	572
		45,084
CONSUMER STAPLES - 1.5%
Albertsons LLC Term Loan B-4, 4.50%, 08/25/21	1,307	1,316
Amplify Snack Brands Inc. Term Loan, 0.00%, 08/24/23 (q) (z)	1,500	1,485
B&G Foods Inc. Term Loan B, 3.84%, 10/21/22	1,000	1,006
BJ’s Wholesale Club Inc. 1st Lien Term Loan, 4.50%, 11/01/19	747	748
JBS USA LLC Term Loan B, 4.00%, 10/30/22	995	994
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	998	1,009
PFS Holding Corp. 1st Lien Term Loan, 4.50%, 01/31/21	995	928
PFS Holding Corp. 2nd Lien Term Loan, 0.00%, 01/31/22 (z)	751	618
Pinnacle Foods Finance LLC Incremental Term Loan H, 3.25%, 04/29/20	497	499
Shearer’s Foods Inc. 1st Lien Term Loan, 0.00%, 06/30/21 (z)	750	745
		9,348
ENERGY - 0.4%
CITGO Petroleum Corp. Term Loan B
4.50%, 07/23/21	497	495
0.00%, 07/29/21 (z)	236	235
TPF II Power LLC Term Loan B, 0.00%, 10/02/21 (z)	1,500	1,514
		2,244
FINANCIALS - 1.7%
Armor Holding II LLC 1st Lien Term Loan, 5.75%, 06/26/20	497	486
Ascensus Inc. Term Loan, 5.50%, 12/05/22	685	679
Asurion LLC 2nd Lien Term Loan, 8.50%, 03/03/21	625	621
Asurion LLC Term Loan B-4, 5.00%, 07/29/22	918	923
Camelot UK Holdco Ltd. Term Loan B, 0.00%, 09/07/23 (z)	1,369	1,370
Cision US Inc. Term Loan B, 7.00%, 05/31/23	599	569
Confie Seguros Holding II Co. 1st Lien Term Loan, 5.75%, 11/09/18	249	248
Cotiviti Corp. Term Loan B, 0.00%, 09/23/23 (z)	85	85
Edelman Financial Group Term Loan B, 6.50%, 12/19/22	997	998
Higginbotham & Associates LLC 1st Lien Term Loan, 6.25%, 11/30/21 (q)	995	995
INEOS US Finance LLC Term Loan
0.00%, 03/31/22 (z)	250	251
4.25%, 03/31/22	1,245	1,249
UPC Financing Partnership Term Loan AN
0.00%, 07/29/24 (z)	361	362
4.08%, 08/31/24	745	747
Zest Holdings LLC Term Loan, 5.25%, 08/16/20 (f)	700	700
		10,285
HEALTH CARE - 3.7%
Acadia HealthCare Co. Inc. Term Loan B-2, 3.75%, 02/16/23	873	878
ADMI Corp. Term Loan B
5.25%, 04/29/22 (q)	153	154
5.25%, 04/29/22	710	714
Amneal Pharmaceuticals LLC Term Loan
4.50%, 11/01/19	1,496	1,499
6.00%, 11/01/19	1	1
ATI Holdings Acquisition Inc. Term Loan, 7.00%, 05/10/23	1,596	1,607
Catalent Pharma Solutions Inc. Term Loan B, 0.00%, 05/20/21 (z)	750	754
CHG Healthcare Services Inc. Term Loan B
4.75%, 05/26/23	1,331	1,343
0.00%, 06/07/23 (z)	110	111
Community Health Systems Inc. Term Loan H
4.00%, 01/27/21	1,119	1,098
4.00%, 01/27/21	3	3
Curo Health Services Holdings Inc. 1st Lien Term Loan
6.50%, 02/03/22	995	995
6.50%, 02/07/22	2	2
DJO Finance LLC Term Loan
4.25%, 06/07/20	243	239
4.25%, 06/27/20	255	250
ExamWorks Group Inc. Term Loan, 4.75%, 06/17/23	1,456	1,466
HCA Inc. Term Loan B-7
0.00%, 02/05/24 (z)	755	762
3.57%, 02/05/24	170	171
InVentiv Health Inc. Term Loan B, 0.00%, 09/29/23 (z)	470	471
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	1,498	1,503
MPH Acquisition Holdings LLC Term Loan B
0.00%, 06/07/23 (z)	500	506
5.00%, 06/07/23	927	938
National Mentor Holdings Inc. Term Loan, 4.25%, 01/31/21	995	995
NMSC Holdings Inc. 1st Lien Term Loan, 6.00%, 04/11/23 (q)	963	970
Ortho-Clinical Diagnostics Inc. Term Loan B
4.75%, 06/30/21	294	287

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.75%, 06/30/21	443	433
4.75%, 06/30/21	53	52
4.75%, 06/30/21	80	78
Prospect Medical Holdings Inc. Term Loan, 7.00%, 06/01/20 (q)	650	644
RPI Finance Trust Term Loan B-4, 3.50%, 11/09/20	997	1,001
Surgery Center Holdings Inc. 1st Lien Term Loan, 4.75%, 07/23/20	399	399
Surgery Center Holdings Inc. Incremental Term Loan, 5.25%, 11/03/20	848	848
Valeant Pharmaceuticals International Inc. Term Loan B, 5.50%, 03/13/22	981	984
		22,156
INDUSTRIALS - 3.3%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	750	750
Air Canada Term Loan B
4.00%, 09/26/19	995	996
0.00%, 09/23/23 (z)	900	901
American Airlines Inc. Term Loan B
0.00%,10/12/21 (z)	245	245
3.50%, 04/26/23	750	751
0.00%, 04/28/23 (z)	250	250
B/E Aerospace Inc. Term Loan B
3.76%, 12/16/21	292	295
3.85%, 12/16/21	292	295
BE Aerospace Inc. Term Loan B, 3.75%, 12/16/21	292	295
Brand Energy & Infrastructure Services Inc. Term Loan B
4.75%, 11/21/20	2	2
4.75%, 11/26/20	271	268
4.75%, 11/26/20	473	468
Brickman Group Ltd. LLC 1st Lien Term Loan
4.00%, 12/15/20	234	234
4.00%, 12/15/20	38	38
4.00%, 12/15/20	225	224
0.00%, 12/18/20 (z)	250	249
Brickman Group Ltd. LLC 2nd Lien Term Loan
7.50%, 12/15/21	492	488
7.50%, 12/17/21	133	132
Builders Firstsource Inc. Term Loan B
0.00%, 07/31/22 (z)	196	197
4.75%, 07/31/22	1,038	1,043
Doosan Infracore International Inc. Term Loan B, 4.50%, 05/13/21	606	612
Emerald Expositions Holdings Inc. Term Loan B, 4.75%, 06/17/20	1,419	1,422
Engility Corp. Term Loan B-2
0.00%, 08/12/23 (z)	816	823
5.75%, 08/12/23	612	617
5.75%, 08/12/23	10	10
7.25%, 08/12/23	10	10
Harbor Freight Tools USA Inc. Term Loan B, 4.00%, 08/16/23	778	782
Mueller Water Products Inc. Term Loan B
4.00%, 11/25/21	471	474
4.00%, 11/25/21	27	27
Prime Security Services Borrower LLC 1st Lien Term Loan, 4.75%, 06/18/21	499	503
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 05/02/22	1,022	1,032
Road Infrastructure Investment LLC 1st Lien Term Loan
0.00%, 06/13/23 (z)	75	75
5.00%, 06/13/23	619	623
5.00%, 06/13/23	28	28
SRP Co. Term Loan B, 0.00%, 09/22/23 (f) (z)	1,600	1,584
Univar Inc. Term Loan
4.25%, 06/25/22	754	755
4.25%, 06/25/22	739	740
XPO Logistics Inc. Term Loan B-2
0.00%, 10/29/21 (z)	875	880
4.25%, 11/01/21	1,033	1,038
		20,156
INFORMATION TECHNOLOGY - 4.0%
Avago Technologies Cayman Ltd. Term Loan B-3
0.00%, 02/01/23 (z)	629	636
3.52%, 02/01/23	1,107	1,119
Avast Software BV Term Loan B, 0.00%, 08/03/22 (z)	1,592	1,599
Birch Communications Inc. Term Loan, 7.75%, 07/17/20 (f) (q)	497	380
Computer Sciences Government Services Inc. Term Loan B, 0.00%, 11/28/22 (z)	750	755
Compuware Corp. Term Loan B-2
0.00%, 12/15/21 (z)	352	351
6.25%, 12/15/21	748	745
CPI Acquisition Inc. Term Loan B, 5.50%, 08/17/22	385	376
Dell Inc. Term Loan A-2, 0.00%, 06/02/21 (z)	698	683
Dell Inc. Term Loan B, 4.00%, 06/02/23	853	857
Epicor Software Corp. 1st Lien Term Loan
0.00%, 06/01/22 (z)	106	105
4.75%, 06/01/22	996	981
First Data Corp. Extended Term Loan
0.00%, 03/24/21 (z)	239	241
4.53%, 03/24/21	926	932
First Data Corp. Term Loan, 4.28%, 07/10/22	200	201
HD Supply Inc. Term Loan B, 3.75%, 08/07/21	746	747
IG Investment Holdings LLC Term Loan B
0.00%, 10/31/21 (z)	156	157
6.00%, 10/31/21	1,347	1,351
Magic Newco LLC 1st Lien Term Loan, 5.00%, 12/01/18	1,494	1,495
Mediaocean LLC 1st Lien Term Loan, 5.75%, 08/04/22	580	576
Rentpath Inc. 1st Lien Term Loan
0.00%, 12/17/21 (z)	500	471
6.25%, 12/17/21	995	937
Riverbed Technology Inc. Term Loan, 5.00%, 04/22/22	1,500	1,513
RSC Acquisition Inc. Term Loan, 6.25%, 11/30/22 (f) (q)	997	987
Sensus USA Inc. Term Loan, 6.50%, 04/05/23	1,456	1,460
SS&C Technologies Inc. Term Loan B-1
4.00%, 07/08/22	59	59
4.00%, 07/08/22	95	96
4.00%, 07/08/22	642	646
SS&C Technologies Inc. Term Loan B-2
4.00%, 07/08/22	8	8
4.00%, 07/08/22	67	68
4.00%, 07/08/22	23	24
Vencore Inc. 1st Lien Term Loan, 5.75%, 11/23/19	1,141	1,146
Vencore Inc. 2nd Lien Term Loan, 0.00%, 05/23/20 (z)	350	351
Western Digital Corp. Term Loan B-1, 4.50%, 04/29/23	698	705
WEX Inc. Term Loan B, 4.25%, 06/16/23	150	151

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Zebra Technologies Corp. Term Loan B, 4.09%, 10/27/21	1,173	1,187
		24,096
MATERIALS - 3.4%
Anchor Glass Container Corp. 1st Lien Term Loan
4.75%, 06/24/22	303	305
4.75%, 06/24/22	245	246
4.75%, 06/24/22	250	251
0.00%, 07/01/22 (z)	500	503
Avantor Performance Materials Holdings Inc. Delayed Draw Term Loan, 0.00%, 06/22/22 (z)	41	41
Avantor Performance Materials Holdings Inc. Incremental 1st Lien Term Loan, 0.00%, 06/21/22 (z)	159	160
Berlin Packaging LLC 1st Lien Term Loan
4.50%, 09/24/21	585	587
4.50%, 09/24/21	907	910
Berry Plastics Holding Corp. Term Loan H
3.75%, 10/01/22	376	377
3.75%, 10/01/22	336	337
Chemours Co. Term Loan B, 3.75%, 05/09/22	746	738
Continental Building Products LLC 1st Lien Term Loan, 3.50%, 08/11/23	469	470
CPG International Inc. Term Loan, 4.75%, 09/30/20	1,244	1,246
Emerald Performance Materials LLC 1st Lien Term Loan, 4.50%, 07/23/21	997	1,003
Global Brass and Copper Inc. Term Loan B, 5.25%, 06/29/23	774	780
Goodpack Ltd. Term Loan, 4.98%, 08/04/21	747	731
GYP Holdings III Corp. 1st Lien Term Loan, 4.50%, 04/01/21	1,162	1,158
Hilex Poly Co. LLC Term Loan B, 6.00%, 12/05/21	1,454	1,462
Huntsman International LLC Term Loan B
0.00%, 03/31/23 (z)	125	126
4.25%, 04/01/23	1,369	1,377
MacDermid Inc. Term Loan B-3, 0.00%, 06/05/20 (z)	500	502
PQ Corp. Term Loan
5.75%, 10/27/22	960	967
0.00%, 11/04/22 (z)	315	317
Pro Mach Group Inc. 1st Lien Term Loan B, 4.75%, 10/22/21	1,373	1,370
Royal Holdings Inc. 1st Lien Term Loan
0.00%, 06/20/22 (z)	500	503
4.50%, 06/20/22	746	751
SIG Combibloc US Acquisition Inc. Term Loan
4.25%, 02/03/22	760	761
4.25%, 02/03/22	86	86
0.00%, 03/11/22 (z)	500	500
Solenis International LP 1st Lien Term Loan
4.25%, 07/02/21	236	236
0.00%, 07/31/21 (z)	332	331
4.25%, 07/31/21	510	509
4.25%, 07/31/21	2	2
Solenis International LP 2nd Lien Term Loan, 0.00%, 07/31/22 (z)	430	419
Versum Materials Inc. Term Loan, 0.00%, 09/21/23 (z)	184	185
		20,247
REAL ESTATE - 0.9%
Americold Realty Operating Partnership LP Term Loan B, 5.75%, 12/01/22 (q)	868	875
Capital Automotive LP 2nd Lien Term Loan, 0.00%, 04/30/20 (z)	750	754
DTZ U.S. Borrower LLC 1st Lien Term Loan
0.00%, 11/04/21 (z)	127	127
4.25%, 11/04/21	416	416
4.25%, 11/04/21	24	24
4.25%, 11/04/21	974	975
4.25%, 11/04/21	74	74
4.25%, 11/04/21	1	1
4.25%, 11/04/21	4	4
ESH Hospitality Inc. Term Loan B, 0.00%, 08/17/23 (z)	550	554
iStar Financial Inc. Term Loan B
5.50%, 06/30/20	470	475
5.50%, 06/30/20	470	474
Realogy Corp. Term Loan B, 3.75%, 07/20/22	419	424
		5,175
TELECOMMUNICATION SERVICES - 0.7%
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/31/22	750	754
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	1,337	1,338
Numericable U.S. LLC Term Loan B-7, 5.00%, 01/08/24	1,587	1,601
Triple Point Technology Inc. 1st Lien Term Loan, 5.25%, 07/10/20	522	463
		4,156
UTILITIES - 0.5%
Calpine Corp. Term Loan B-5, 3.50%, 05/23/22	751	753
Essential Power LLC Term Loan B, 0.00%, 08/07/19 (z)	250	250
Essential Power LLC Term Loan B-1, 4.75%, 08/07/19	497	498
PowerTeam Services LLC 1st Lien Term Loan
4.25%, 05/06/20 (f) (q)	35	35
4.25%, 05/06/20 (f) (q)	626	624
4.25%, 05/06/20 (f) (q)	85	85
Texas Competitive Electric Holdings Co. LLC DIP Term Loan B, 0.00%, 07/26/23 (z)	464	467
Texas Competitive Electric Holdings Co. LLC DIP Term Loan C, 0.00%, 07/26/23 (z)	106	107
		2,819
Total Variable Rate Senior Loan Interests (cost $165,497)		165,766

OTHER EQUITY INTERESTS - 0.3%
United Rentals North America Inc. Escrow (c) (u)	1,500	1,598
Total Other Equity Interests (cost $1,587)		1,598

SHORT TERM INVESTMENTS - 14.2%
Investment Company - 9.8%
JNL Money Market Fund, 0.24% (a) (h)	59,234	59,234

Securities Lending Collateral - 4.4%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	26,507	26,507
Total Short Term Investments (cost $85,741)		85,741
Total Investments - 109.8% (cost $651,476)		660,613
Other Assets and Liabilities, Net - (9.8%)		(58,912)
Total Net Assets - 100.0%		$601,701

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 16.2%
1-800-Flowers.com Inc. - Class A (c) (e)	2	$22
Aaron’s Inc.	8	191
Abercrombie & Fitch Co. - Class A	6	87
Advance Auto Parts Inc.	4	648
AH Belo Corp. - Class A	3	20
Amazon.com Inc. (c)	15	12,936
AMC Entertainment Holdings Inc. - Class A (e)	2	69
AMC Networks Inc. - Class A (c)	3	180
America’s Car-Mart Inc. (c) (e)	1	35
American Axle & Manufacturing Holdings Inc. (c)	9	151
American Eagle Outfitters Inc.	23	407
American Public Education Inc. (c) (e)	2	38
Apollo Education Group Inc. - Class A (c)	9	75
ARAMARK Corp.	14	549
Arctic Cat Inc. (e)	2	29
Asbury Automotive Group Inc. (c) (e)	3	163
Ascena Retail Group Inc. (c)	17	94
Ascent Capital Group Inc. - Class A (c)	1	33
Autoliv Inc.	5	530
AutoNation Inc. (c) (e)	10	479
AutoZone Inc. (c)	1	615
Barnes & Noble Education Inc. (c)	5	48
Barnes & Noble Inc.	6	68
Bassett Furniture Industries Inc.	1	12
Bed Bath & Beyond Inc. (e)	17	739
Belmond Ltd. - Class A (c)	11	136
Best Buy Co. Inc.	30	1,138
Big 5 Sporting Goods Corp.	2	33
Big Lots Inc. (e)	6	279
Biglari Holdings Inc. (c)	—	49
BJ’s Restaurants Inc. (c)	3	91
Bloomin’ Brands Inc.	14	240
Blue Nile Inc. (e)	1	34
Bob Evans Farms Inc.	2	74
BorgWarner Inc.	16	573
Bravo Brio Restaurant Group Inc. (c) (e)	1	5
Bridgepoint Education Inc. (c)	4	30
Bright Horizons Family Solutions Inc. (c)	6	389
Brinker International Inc.	5	237
Brunswick Corp.	10	510
Buckle Inc. (e)	1	32
Buffalo Wild Wings Inc. (c)	2	278
Build-A-Bear Workshop Inc. (c)	2	21
Burlington Stores Inc. (c)	5	443
Cabela’s Inc. - Class A (c)	7	398
Cable One Inc.	1	393
CalAtlantic Group Inc.	11	365
Caleres Inc.	4	96
Callaway Golf Co.	8	88
Cambium Learning Group Inc. (c) (e)	3	17
Capella Education Co.	1	78
Career Education Corp. (c)	8	52
Carmax Inc. (c) (e)	12	632
Carmike Cinemas Inc. (c)	2	69
Carnival Corp.	10	509
Carriage Services Inc. (e)	1	31
Carrol’s Restaurant Group Inc. (c)	4	52
Carter’s Inc.	3	284
Cato Corp. - Class A	2	76
Cavco Industries Inc. (c)	1	70
CBS Corp. - Class A	—	11
CBS Corp. - Class B (e)	13	721
Century Communities Inc. (c)	2	37
Charles & Colvard Ltd. (c) (e)	2	2
Charter Communications Inc. - Class A (c)	3	826
Cheesecake Factory Inc.	5	269
Cherokee Inc. (c) (e)	1	7
Chico’s FAS Inc.	11	130
Childrens Place Retail Stores Inc. (e)	2	143
Chipotle Mexican Grill Inc. (c) (e)	1	424
Choice Hotels International Inc.	5	212
Christopher & Banks Corp. (c)	6	9
Churchill Downs Inc.	—	44
Chuy’s Holdings Inc. (c)	2	51
Cinemark Holdings Inc.	12	471
Citi Trends Inc.	1	26
Clear Channel Outdoor Holdings Inc.	5	30
ClubCorp Holdings Inc.	8	110
Coach Inc.	12	443
Collectors Universe Inc.	—	6
Columbia Sportswear Co.	5	278
Comcast Corp. - Class A	111	7,346
Conn’s Inc. (c) (e)	2	25
Container Store Group Inc. (c) (e)	3	15
Cooper Tire & Rubber Co.	6	220
Cooper-Standard Holding Inc. (c)	2	176
Core-Mark Holding Co. Inc.	4	134
Cracker Barrel Old Country Store Inc. (e)	3	397
Crocs Inc. (c)	4	31
CSS Industries Inc.	—	10
CST Brands Inc.	8	401
Culp Inc.	2	45
Cumulus Media Inc. - Class A (c) (e)	16	5
D.R. Horton Inc.	22	657
Dana Holding Corp.	17	266
Darden Restaurants Inc.	8	473
Dave & Buster’s Entertainment Inc. (c)	4	162
Deckers Outdoor Corp. (c) (e)	3	176
Del Frisco’s Restaurant Group Inc. (c)	2	30
Del Taco Restaurants Inc. (c)	3	32
Delphi Automotive Plc	9	628
Denny’s Corp. (c)	7	73
Destination Maternity Corp.	1	6
Destination XL Group Inc. (c) (e)	3	13
DeVry Education Group Inc. (e)	5	119
Dick’s Sporting Goods Inc.	10	541
Dillard’s Inc. - Class A (e)	4	235
DineEquity Inc.	2	159
Discovery Communications Inc. - Class A (c)	14	369
Discovery Communications Inc. - Class C (c)	23	594
DISH Network Corp. - Class A (c)	9	471
Dixie Group Inc. - Class A (c)	—	2
Dollar General Corp.	9	621
Dollar Tree Inc. (c)	8	611
Domino’s Pizza Inc.	2	334
Dorman Products Inc. (c)	3	177
Drew Industries Inc.	3	247
DSW Inc. - Class A	7	144
Dunkin’ Brands Group Inc. (e)	8	407
El Pollo Loco Holdings Inc. (c) (e)	1	11
Entercom Communications Corp. - Class A	4	47
Entravision Communications Corp. - Class A	6	42
Escalade Inc. (e)	1	11
Ethan Allen Interiors Inc. (e)	2	74
EW Scripps Co. - Class A (c) (e)	5	77
Expedia Inc. (e)	5	595
Express Inc. (c)	8	92
Famous Dave’s Of America Inc. (c) (e)	1	3
Federal-Mogul Corp. (c)	7	65
Fiesta Restaurant Group Inc. (c) (e)	2	41

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Finish Line Inc. - Class A	4	95
Five Below Inc. (c) (e)	3	138
Flexsteel Industries Inc.	1	27
Foot Locker Inc.	8	535
Ford Motor Co.	167	2,016
Fossil Group Inc. (c) (e)	5	144
Fox Factory Holding Corp. (c) (e)	4	87
Francesca’s Holdings Corp. (c)	5	82
Fred’s Inc. - Class A	4	35
FTD Cos. Inc. (c)	2	50
G-III Apparel Group Ltd. (c)	4	119
GameStop Corp. - Class A (e)	12	330
Gannett Co. Inc.	10	117
Gap Inc. (e)	23	501
Garmin Ltd.	10	495
General Motors Co.	63	2,013
Genesco Inc. (c)	2	103
Gentex Corp.	31	551
Gentherm Inc. (c)	3	107
Genuine Parts Co.	9	880
GNC Holdings Inc. - Class A	9	186
Goodyear Tire & Rubber Co. (e)	24	770
GoPro Inc. - Class A (c) (e)	8	132
Graham Holdings Co.	—	153
Grand Canyon Education Inc. (c) (e)	5	190
Gray Television Inc. (c)	6	60
Green Brick Partners Inc. (c) (e)	1	5
Group 1 Automotive Inc. (e)	2	141
Guess Inc.	7	105
H&R Block Inc.	9	214
HanesBrands Inc.	15	367
Harley-Davidson Inc. (e)	12	620
Harman International Industries Inc.	5	455
Harte-Hanks Inc.	4	7
Hasbro Inc.	6	439
Haverty Furniture Cos. Inc. (e)	2	31
Helen of Troy Ltd. (c)	2	210
hhgregg Inc. (c) (e)	1	2
Hibbett Sports Inc. (c) (e)	2	75
Hilton Worldwide Holdings Inc.	15	335
Home Depot Inc.	46	5,917
Hooker Furniture Corp.	1	18
Horizon Global Corp. (c)	1	22
Houghton Mifflin Harcourt Co. (c)	8	105
HSN Inc.	4	147
Hyatt Hotels Corp. - Class A (c)	1	71
Iconix Brand Group Inc. (c) (e)	2	18
Installed Building Products Inc. (c)	2	86
International Game Technology Plc	17	412
International Speedway Corp. - Class A	2	82
Interpublic Group of Cos. Inc.	22	495
Interval Leisure Group Inc.	11	181
Intrawest Resorts Holdings Inc. (c)	2	39
iRobot Corp. (c) (e)	1	52
Isle of Capri Casinos Inc. (c)	3	71
J Alexander’s Holdings Inc. (c)	—	2
J.C. Penney Co. Inc. (c) (e)	20	188
Jack in the Box Inc.	3	264
Jamba Inc. (c) (e)	1	6
John Wiley & Sons Inc. - Class A	5	259
John Wiley & Sons Inc. - Class B	—	5
Johnson Controls International Plc	28	1,321
Johnson Outdoors Inc.	1	35
K12 Inc. (c)	4	54
Kate Spade & Co. (c)	9	155
KB Home (e)	4	56
Kirkland’s Inc. (c)	2	18
Kohl’s Corp.	17	760
Kona Grill Inc. (c) (e)	1	11
L Brands Inc.	5	355
La Quinta Holdings Inc. (c)	11	126
La-Z-Boy Inc.	5	115
Lakeland Industries Inc. (c) (e)	—	1
Lands’ End Inc. (c) (e)	2	22
Las Vegas Sands Corp.	14	793
Lear Corp.	7	841
Leggett & Platt Inc.	6	272
Lennar Corp. - Class A	11	464
Lennar Corp. - Class B	1	20
LGI Homes Inc. (c) (e)	—	5
Libbey Inc.	2	42
Liberty Braves Group - Class A (c)	—	6
Liberty Braves Group - Class C (c)	1	12
Liberty Broadband Corp. - Class A (c)	1	85
Liberty Broadband Corp. - Class C (c)	6	411
Liberty Interactive Corp. QVC Group - Class A (c)	24	487
Liberty Media Group - Class A (c) (e)	1	26
Liberty Media Group - Class C (c) (e)	2	48
Liberty SiriusXM Group - Class A (c)	4	122
Liberty SiriusXM Group - Class C (c)	7	227
Liberty Tax Inc. - Class A	1	12
Liberty TripAdvisor Holdings Inc. - Class A (c)	7	159
Liberty Ventures - Class A (c)	8	335
Lifetime Brands Inc.	1	15
Lindblad Expeditions Holdings Inc. (c)	—	2
Lions Gate Entertainment Corp.	5	99
Lithia Motors Inc. - Class A (e)	2	226
Live Nation Inc. (c)	12	340
LKQ Corp. (c)	17	591
Lowe’s Cos. Inc.	33	2,368
Luby’s Inc. (c)	1	6
Lululemon Athletica Inc. (c) (e)	6	337
Lumber Liquidators Holdings Inc. (c) (e)	1	20
M/I Homes Inc. (c)	2	52
Macy’s Inc.	26	958
Madison Square Garden Co. - Class A (c) (e)	1	230
Malibu Boats Inc. - Class A (c)	2	24
Marcus Corp.	1	23
Marine Products Corp.	1	11
MarineMax Inc. (c) (e)	2	48
Marriott International Inc. - Class A	13	853
Marriott Vacations Worldwide Corp.	3	200
Mattel Inc.	13	391
McClatchy Co. - Class A (c)	1	10
McDonald’s Corp.	31	3,581
MDC Holdings Inc. (e)	4	106
Media General Inc. (c)	2	36
Meredith Corp.	4	208
Meritage Homes Corp. (c) (e)	3	110
MGM Resorts International (c)	28	742
Michael Kors Holdings Ltd. (c)	12	542
Michaels Cos. Inc. (c)	17	411
Modine Manufacturing Co. (c)	4	53
Mohawk Industries Inc. (c)	6	1,147
Monarch Casino & Resort Inc. (c)	1	18
Monro Muffler Brake Inc.	3	159
Motorcar Parts of America Inc. (c) (e)	1	34
Movado Group Inc. (e)	1	24
MSG Networks Inc. - Class A (c)	5	98
Murphy USA Inc. (c)	5	349
NACCO Industries Inc. - Class A	1	34
Nathan’s Famous Inc. (c)	1	32
National CineMedia Inc.	5	81
Nautilus Inc. (c)	3	77
Netflix Inc. (c)	4	407

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
New Media Investment Group Inc.	2	28
New York & Co. Inc. (c)	5	11
New York Times Co. - Class A	14	172
Newell Brands Inc.	8	430
News Corp. - Class A	8	116
News Corp. - Class B (e)	7	105
Nexstar Broadcasting Group Inc. - Class A (e)	2	122
Nike Inc. - Class B	38	2,027
Nordstrom Inc. (e)	10	543
Norwegian Cruise Line Holdings Ltd. (c)	10	380
NutriSystem Inc.	2	68
NVR Inc. (c)	—	262
O’Reilly Automotive Inc. (c)	4	1,170
Office Depot Inc.	40	143
Ollie’s Bargain Outlet Holdings Inc. (c) (e)	3	67
Omnicom Group Inc. (e)	11	893
Overstock.com Inc. (c) (e)	2	27
Oxford Industries Inc.	1	100
Panera Bread Co. - Class A (c) (e)	1	285
Papa John’s International Inc.	3	254
Party City Holdco Inc. (c) (e)	3	45
Penn National Gaming Inc. (c)	4	53
Penske Auto Group Inc. (e)	10	492
Perry Ellis International Inc. (c)	1	23
Pier 1 Imports Inc. (e)	9	39
Pinnacle Entertainment Inc. (c)	3	38
Planet Fitness Inc. - Class A (c)	—	6
Polaris Industries Inc. (e)	3	218
Pool Corp.	3	292
Popeyes Louisiana Kitchen Inc. (c)	2	87
Potbelly Corp. (c)	2	26
Priceline Group Inc. (c)	2	2,319
Pulte Homes Inc.	20	407
PVH Corp.	5	547
Ralph Lauren Corp. - Class A	4	374
RCI Hospitality Holdings Inc.	1	9
Reading International Inc. - Class A (c)	1	16
Red Lion Hotels Corp. (c) (e)	2	18
Red Robin Gourmet Burgers Inc. (c)	1	66
Regal Entertainment Group - Class A (e)	12	251
Regis Corp. (c)	4	51
Rent-A-Center Inc. (e)	6	70
Restoration Hardware Holdings Inc. (c) (e)	3	99
Rocky Brands Inc.	1	6
Ross Stores Inc.	13	863
Royal Caribbean Cruises Ltd.	11	801
Ruby Tuesday Inc. (c)	5	12
Ruth’s Hospitality Group Inc.	5	67
Sally Beauty Holdings Inc. (c)	12	321
Scholastic Corp.	2	82
Scripps Networks Interactive Inc. - Class A (e)	7	450
Sears Hometown and Outlet Stores Inc. (c) (e)	—	2
SeaWorld Entertainment Inc.	9	128
Select Comfort Corp. (c) (e)	5	113
Sequential Brands Group Inc. (c)	3	22
Service Corp. International	16	427
ServiceMaster Global Holdings Inc. (c)	9	292
Shake Shack Inc. - Class A (c) (e)	—	14
Shiloh Industries Inc. (c)	1	6
Shoe Carnival Inc. (e)	2	46
Shutterfly Inc. (c) (e)	3	117
Signet Jewelers Ltd.	4	278
Sinclair Broadcast Group Inc. - Class A	8	232
Sirius XM Holdings Inc. (c) (e)	62	259
Six Flags Entertainment Corp.	8	412
Skechers U.S.A. Inc. - Class A (c)	6	142
Smith & Wesson Holding Corp. (c) (e)	6	159
Sonic Automotive Inc. - Class A (e)	4	82
Sonic Corp.	4	103
Sotheby’s	5	198
Spartan Motors Inc.	4	39
Speedway Motorsports Inc.	3	55
Sportsman’s Warehouse Holdings Inc. (c)	3	33
Stage Stores Inc. (e)	3	16
Standard Motor Products Inc. (e)	2	105
Staples Inc.	21	180
Starbucks Corp.	51	2,749
Starz - Class A (c)	6	192
Stein Mart Inc.	6	39
Steven Madden Ltd. (c)	5	190
Stoneridge Inc. (c)	3	57
Strattec Security Corp. (e)	—	8
Strayer Education Inc. (c)	1	56
Sturm Ruger & Co. Inc.	2	118
Superior Industries International Inc.	2	54
Superior Uniform Group Inc.	1	20
Tailored Brands Inc. (e)	2	33
Target Corp. (e)	20	1,383
Taylor Morrison Home Corp. - Class A (c)	3	49
Tegna Inc.	23	512
Tempur Sealy International Inc. (c) (e)	6	319
Tenneco Inc. (c)	7	412
Tesla Motors Inc. (c) (e)	1	210
Texas Roadhouse Inc.	6	226
Thor Industries Inc.	6	476
Tiffany & Co. (e)	9	650
Tile Shop Holdings Inc. (c)	4	72
Tilly’s Inc. - Class A (c)	1	10
Time Inc.	10	142
Time Warner Inc.	29	2,336
TJX Cos. Inc.	23	1,740
Toll Brothers Inc. (c)	10	309
TopBuild Corp. (c)	4	125
Tower International Inc.	2	53
Tractor Supply Co.	6	429
TRI Pointe Homes Inc. (c)	15	198
TripAdvisor Inc. (c)	3	209
Tuesday Morning Corp. (c)	4	27
Tupperware Brands Corp.	4	234
Twenty-First Century Fox Inc. - Class A	34	836
Twenty-First Century Fox Inc. - Class B	14	339
Ulta Salon Cosmetics & Fragrance Inc. (c)	3	672
Under Armour Inc. - Class A (c) (e)	6	250
Under Armour Inc. - Class C (c)	7	220
Unifi Inc. (c)	1	38
Universal Electronics Inc. (c) (e)	1	89
Universal Technical Institute Inc. (e)	2	3
Urban Outfitters Inc. (c)	13	459
Vail Resorts Inc.	2	302
Vera Bradley Inc. (c)	3	47
VF Corp.	10	571
Viacom Inc. - Class A (e)	1	23
Viacom Inc. - Class B	20	764
Vince Holding Corp. (c)	3	19
Vista Outdoor Inc. (c)	6	242
Visteon Corp.	3	226
Vitamin Shoppe Inc. (c)	2	57
VOXX International Corp. - Class A (c) (e)	2	6
Walt Disney Co.	47	4,339
WCI Communities Inc. (c)	—	4
Weight Watchers International Inc. (c) (e)	1	10
Wendy’s Co.	29	317
West Marine Inc. (c)	2	17
Weyco Group Inc. (e)	1	25
Whirlpool Corp.	7	1,186
William Lyon Homes - Class A (c) (e)	2	36

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Williams-Sonoma Inc. (e)	9	463
Wingstop Inc. (e)	2	57
Winmark Corp.	—	26
Winnebago Industries Inc. (e)	3	61
Wolverine World Wide Inc. (e)	9	203
Wyndham Worldwide Corp. (e)	7	441
Wynn Resorts Ltd.	4	351
Yum! Brands Inc.	12	1,096
Zagg Inc. (c) (e)	2	18
Zumiez Inc. (c) (e)	3	49
		137,801
CONSUMER STAPLES - 8.4%
Alico Inc. (e)	1	22
Alliance One International Inc. (c)	1	17
Altria Group Inc.	74	4,677
Andersons Inc.	3	92
Archer-Daniels-Midland Co.	8	332
Avon Products Inc.	37	209
B&G Foods Inc.	7	336
Blue Buffalo Pet Products Inc. (c)	10	235
Boston Beer Co. Inc. - Class A (c) (e)	1	155
Brown-Forman Corp. - Class A (e)	3	157
Brown-Forman Corp. - Class B (e)	9	421
Bunge Ltd.	11	651
Cal-Maine Foods Inc. (e)	5	210
Calavo Growers Inc.	1	97
Campbell Soup Co.	9	504
Casey’s General Stores Inc.	4	423
Central Garden & Pet Co. (c)	1	13
Central Garden & Pet Co. - Class A (c)	3	86
Chefs’ Warehouse Inc. (c) (e)	3	28
Church & Dwight Co. Inc.	11	520
Clorox Co. (e)	6	786
Coca-Cola Bottling Co. (e)	1	100
Coca-Cola Co.	125	5,304
Colgate-Palmolive Co.	25	1,845
ConAgra Foods Inc.	13	596
Constellation Brands Inc. - Class A	5	767
Constellation Brands Inc. - Class B	—	2
Costco Wholesale Corp.	14	2,108
Coty Inc. - Class A (e)	4	83
Craft Brewers Alliance Inc. (c)	2	28
CVS Health Corp.	37	3,273
Darling Ingredients Inc. (c)	17	228
Dean Foods Co. (e)	10	161
Dr. Pepper Snapple Group Inc.	9	821
Edgewell Personal Care Co. (c)	4	353
Energizer Holdings Inc.	5	273
Estee Lauder Cos. Inc. - Class A	7	664
Farmer Bros. Co. (c) (e)	1	45
Flowers Foods Inc. (e)	17	258
Fresh Del Monte Produce Inc.	4	255
General Mills Inc.	19	1,193
Hain Celestial Group Inc. (c) (e)	9	317
Herbalife Ltd. (c) (e)	4	273
Hershey Co.	5	470
Hormel Foods Corp.	9	348
HRG Group Inc. (c)	17	263
Ingles Markets Inc. - Class A	1	55
Ingredion Inc.	6	840
Inter Parfums Inc.	3	86
Inventure Foods Inc. (c)	1	10
J&J Snack Foods Corp.	2	191
JM Smucker Co.	7	915
John B. Sanfilippo & Son Inc.	1	36
Kellogg Co.	10	765
Kimberly-Clark Corp.	13	1,656
Kraft Heinz Foods Co.	9	772
Kroger Co.	31	916
Lancaster Colony Corp.	3	381
Landec Corp. (c) (e)	2	26
Limoneira Co. (e)	1	20
Mannatech Inc.	—	5
McCormick & Co. Inc.	5	511
Mead Johnson Nutrition Co.	8	630
Medifast Inc.	1	45
MGP Ingredients Inc. (e)	2	76
Molson Coors Brewing Co. - Class B	2	245
Mondelez International Inc. - Class A	28	1,234
Monster Beverage Corp. (c)	4	516
National Beverage Corp. (c) (e)	2	97
Natural Grocers by Vitamin Cottage Inc. (c)	—	4
Natural Health Trends Corp. (e)	—	4
Nature’s Sunshine Products Inc.	1	12
Nu Skin Enterprises Inc. - Class A	5	301
Nutraceutical International Corp. (c)	1	34
Oil-Dri Corp. of America	—	15
Omega Protein Corp. (c)	2	43
Orchids Paper Products Co. (e)	1	23
PepsiCo Inc.	54	5,851
Philip Morris International Inc.	40	3,865
Pilgrim’s Pride Corp.	8	163
Pinnacle Foods Inc.	7	372
Post Holdings Inc. (c) (e)	4	341
PriceSmart Inc.	2	208
Primo Water Corp. (c)	1	16
Procter & Gamble Co. (c) (f)	70	6,276
Revlon Inc. - Class A (c)	3	123
Reynolds American Inc.	13	606
Rite Aid Corp. (c)	36	278
Sanderson Farms Inc. (e)	2	200
Seneca Foods Corp. - Class A (c)	1	19
Snyders-Lance Inc.	7	220
SpartanNash Co.	3	84
Spectrum Brands Holdings Inc.	2	285
Sprouts Farmers Market Inc. (c)	15	317
SUPERVALU Inc. (c)	22	108
Sysco Corp.	20	961
Tootsie Roll Industries Inc. (e)	2	90
TreeHouse Foods Inc. (c)	5	426
Tyson Foods Inc. - Class A	11	812
United Natural Foods Inc. (c)	6	231
Universal Corp.	2	129
USANA Health Sciences Inc. (c)	2	221
Vector Group Ltd. (e)	10	219
Village Super Market Inc. - Class A	1	31
Wal-Mart Stores Inc.	71	5,100
Walgreens Boots Alliance Inc.	23	1,872
WD-40 Co.	1	97
Weis Markets Inc.	3	141
WhiteWave Foods Co. (c)	6	351
Whole Foods Market Inc. (e)	25	720
		71,196
ENERGY - 5.5%
Abraxas Petroleum Corp. (c) (e)	4	7
Adams Resources & Energy Inc.	—	10
Alon USA Energy Inc. (e)	6	45
Anadarko Petroleum Corp.	9	545
Antero Resources Corp. (c)	10	263
Apache Corp. (e)	5	316
Approach Resources Inc. (c)	6	20
Archrock Inc.	6	76
Atwood Oceanics Inc. (e)	6	49
Baker Hughes Inc.	4	226

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Bill Barrett Corp. (c)	3	16
Bristow Group Inc.	2	21
Cabot Oil & Gas Corp.	8	214
Callon Petroleum Co. (c)	6	101
CARBO Ceramics Inc. (e)	1	13
Carrizo Oil & Gas Inc. (c) (e)	7	284
Cheniere Energy Inc. (c) (e)	9	392
Cheniere Energy Partners LP Holdings LLC	3	59
Chesapeake Energy Corp. (c) (e)	63	397
Chevron Corp.	32	3,299
Cimarex Energy Co.	2	230
Clayton Williams Energy Inc. (c)	1	111
Clean Energy Fuels Corp. (c) (e)	10	43
Cloud Peak Energy Inc. (c) (e)	5	27
Cobalt International Energy Inc. (c) (e)	27	33
Concho Resources Inc. (c)	5	660
ConocoPhillips Co.	17	733
CONSOL Energy Inc. (e)	21	402
Contango Oil & Gas Co. (c)	2	25
Continental Resources Inc. (c) (e)	10	504
Core Laboratories NV (e)	3	370
CVR Energy Inc. (e)	4	52
Dawson Geophysical Co. (c)	2	18
Delek US Holdings Inc.	5	94
Denbury Resources Inc. (c) (e)	24	77
Devon Energy Corp.	8	347
DHT Holdings Inc. (e)	7	28
Diamond Offshore Drilling Inc. (e)	11	191
Diamondback Energy Inc. (c)	3	323
Dorian LPG Ltd. (c) (e)	5	30
Dril-Quip Inc. (c)	4	199
Eclipse Resources Corp. (c) (e)	4	15
Energen Corp.	8	489
EnLink Midstream LLC	9	158
Ensco Plc - Class A	6	51
EOG Resources Inc.	11	1,024
EP Energy Corp. - Class A (c) (e)	13	58
EQT Corp.	4	326
Era Group Inc. (c)	2	13
Evolution Petroleum Corp. (e)	1	6
Exterran Corp. (c)	3	45
Exxon Mobil Corp.	115	10,006
FMC Technologies Inc. (c)	14	410
Forum Energy Technologies Inc. (c)	9	172
Frank’s International NV (e)	5	60
GasLog Ltd. (e)	5	67
Gastar Exploration Inc. (c) (e)	6	5
Geospace Technologies Corp. (c) (e)	1	14
Green Plains Inc.	3	89
Gulf Island Fabrication Inc.	1	8
Gulfmark Offshore Inc. - Class A (c) (e)	2	4
Gulfport Energy Corp. (c)	8	240
Halliburton Co.	8	344
Helix Energy Solutions Group Inc. (c)	11	87
Helmerich & Payne Inc. (e)	6	399
Hess Corp.	12	670
HKN Inc. (c) (p) (q)	—	—
HollyFrontier Corp.	10	236
Hornbeck Offshore Services Inc. (c) (e)	2	12
ION Geophysical Corp. (c) (e)	1	6
Jones Energy Inc. - Class A (c)	1	4
Kinder Morgan Inc.	37	849
Kosmos Energy Ltd. (c)	30	194
Marathon Oil Corp.	34	543
Marathon Petroleum Corp.	23	936
Matador Resources Co. (c) (e)	4	93
Matrix Service Co. (c)	2	47
McDermott International Inc. (c)	20	101
Mitcham Industries Inc. (c)	1	2
Murphy Oil Corp. (e)	14	411
Nabors Industries Ltd.	20	238
National Oilwell Varco Inc. (e)	15	535
Natural Gas Services Group Inc. (c)	1	28
Newfield Exploration Co. (c)	3	151
Newpark Resources Inc. (c)	9	67
Noble Corp. Plc (e)	17	107
Noble Energy Inc.	17	608
Northern Oil and Gas Inc. (c) (e)	4	12
Oasis Petroleum Inc. (c) (e)	17	194
Occidental Petroleum Corp.	10	734
Oceaneering International Inc. (e)	10	268
Oil States International Inc. (c)	5	155
Oneok Inc. (e)	11	577
Pacific Drilling SA (c) (e)	—	1
Pacific Ethanol Inc. (c)	2	11
Panhandle Oil and Gas Inc. - Class A (e)	2	27
Par Pacific Holdings Inc. (c)	2	20
Parker Drilling Co. (c)	10	22
Parsley Energy Inc. - Class A (c)	7	244
Patterson-UTI Energy Inc.	11	242
PBF Energy Inc. - Class A	10	234
PDC Energy Inc. (c)	4	283
PHI Inc. (c)	1	20
PHI Inc. (c) (e)	—	2
Phillips 66 (e)	13	1,016
Pioneer Energy Services Corp. (c)	6	23
Pioneer Natural Resources Co.	3	586
QEP Resources Inc.	19	368
Range Resources Corp.	15	573
Renewable Energy Group Inc. (c) (e)	4	31
Rex Stores Corp. (c) (e)	—	14
Rice Energy Inc. (c)	12	321
RigNet Inc. (c)	1	13
Ring Energy Inc. (c)	2	24
Rowan Cos. Plc - Class A	12	187
RPC Inc. (c) (e)	5	92
RSP Permian Inc. (c) (e)	8	311
Schlumberger Ltd.	21	1,621
Scorpio Tankers Inc. (e)	16	74
SEACOR Holdings Inc. (c) (e)	2	94
SemGroup Corp. - Class A (e)	5	189
Ship Finance International Ltd. (e)	5	74
SM Energy Co.	7	258
Southwestern Energy Co. (c)	47	656
Spectra Energy Corp.	18	772
Superior Energy Services Inc.	14	255
Synergy Resources Corp. (c) (e)	19	129
Targa Resources Corp.	10	483
Teekay Corp. (e)	7	57
Teekay Tankers Ltd.	4	9
Tesco Corp. (e)	5	39
Tesoro Corp.	14	1,097
Tetra Technologies Inc. (c)	8	48
Tidewater Inc. (e)	4	11
Transocean Ltd. (c) (e)	34	359
Unit Corp. (c)	5	100
US Silica Holdings Inc. (e)	3	149
VAALCO Energy Inc. (c)	5	5
Valero Energy Corp.	18	940
Weatherford International Plc (c) (e)	29	164
Western Refining Inc.	11	287
Whiting Petroleum Corp. (c) (e)	15	127
Willbros Group Inc. (c)	7	13

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Williams Cos. Inc.	16	481
World Fuel Services Corp.	4	193
WPX Energy Inc. (c)	29	386
		46,453
FINANCIALS - 13.3%
1st Source Corp.	2	77
A-Mark Precious Metals Inc.	—	6
Access National Corp.	—	9
Affiliated Managers Group Inc. (c)	4	558
Aflac Inc.	11	786
Alleghany Corp. (c)	1	325
Allied World Assurance Co. Holdings Ltd.	7	285
Allstate Corp.	10	679
Ally Financial Inc.	44	866
Ambac Financial Group Inc. (c)	4	75
American Equity Investment Life Holding Co.	9	158
American Express Co.	37	2,374
American Financial Group Inc.	4	315
American International Group Inc.	14	844
American National Bankshares Inc.	1	18
American National Insurance Co.	1	167
Ameriprise Financial Inc.	15	1,488
Ameris Bancorp	3	122
Amerisafe Inc.	2	123
AmTrust Financial Services Inc.	18	481
Aon Plc - Class A	8	956
Arch Capital Group Ltd. (c)	4	296
Argo Group International Holdings Ltd.	1	45
Arrow Financial Corp.	2	57
Arthur J Gallagher & Co.	9	474
Artisan Partners Asset Management Inc. - Class A	3	87
Aspen Insurance Holdings Ltd.	5	218
Associated Bancorp	12	226
Associated Capital Group Inc. - Class A	1	23
Assurant Inc.	2	152
Assured Guaranty Ltd.	13	357
Astoria Financial Corp.	9	130
Atlantic Coast Financial Corp. (c)	1	5
Atlanticus Holdings Corp. (c)	1	2
Atlas Financial Holdings Inc. (c)	1	15
Axis Capital Holdings Ltd.	7	387
Baldwin & Lyons Inc. - Class B	1	25
Banc of California Inc.	5	89
BancFirst Corp.	2	110
Bancorp Inc. (c)	4	26
BancorpSouth Inc.	10	221
Bank Mutual Corp.	5	41
Bank of America Corp.	164	2,562
Bank of Hawaii Corp.	5	355
Bank of Marin Bancorp	1	43
Bank of New York Mellon Corp.	31	1,236
Bank of the Ozarks Inc. (e)	10	395
BankFinancial Corp.	2	27
BankUnited Inc.	9	282
Banner Corp.	3	144
Bar Harbor Bankshares (e)	1	23
BB&T Corp.	10	390
Beneficial Bancorp Inc.	8	114
Berkshire Hathaway Inc. - Class B (c)	49	7,111
Berkshire Hills Bancorp Inc.	3	86
BGC Partners Inc. - Class A	30	265
BlackRock Inc.	4	1,271
Blue Hills Bancorp Inc. (e)	1	17
BNC Bancorp	4	104
BofI Holding Inc. (c) (e)	5	110
BOK Financial Corp. (e)	4	244
Boston Private Financial Holdings Inc. (e)	8	108
Bridge Bancorp Inc. (e)	1	24
Brookline Bancorp Inc.	8	93
Brown & Brown Inc. (e)	14	535
Bryn Mawr Bank Corp. (e)	2	65
BSB BanCorp Inc. (c) (e)	1	14
C&F Financial Corp. (e)	—	2
Calamos Asset Management Inc. - Class A	2	11
Camden National Corp.	1	41
Capital Bank Financial Corp. - Class A (e)	3	91
Capital City Bank Group Inc.	1	15
Capital One Financial Corp.	13	948
Capitol Federal Financial Inc.	14	193
Cardinal Financial Corp.	3	79
Carolina Financial Corp.	1	16
Cascade Bancorp (c)	4	22
Cathay General Bancorp	5	151
CBOE Holdings Inc.	5	340
CenterState Banks of Florida Inc.	6	98
Central Pacific Financial Corp.	3	80
Central Valley Community Bancorp	—	4
Charles Schwab Corp.	23	741
Charter Financial Corp.	1	15
Chemical Financial Corp.	5	239
Chubb Ltd.	6	796
Cincinnati Financial Corp.	8	619
CIT Group Inc.	8	278
Citigroup Inc.	42	1,973
Citizens & Northern Corp. (e)	1	16
Citizens Financial Group Inc.	15	362
Citizens Inc. - Class A (c) (e)	4	35
City Holdings Co.	2	78
Clifton Bancorp Inc. (e)	1	22
CME Group Inc.	4	432
CNA Financial Corp.	2	52
CNB Financial Corp.	1	23
CNO Financial Group Inc.	12	176
CoBiz Financial Inc.	3	39
Codorus Valley Bancorp Inc. (e)	—	6
Cohen & Steers Inc. (e)	3	145
Columbia Banking System Inc. (e)	6	188
Comerica Inc.	7	318
Commerce Bancshares Inc.	9	435
Community Bank System Inc. (e)	4	216
Community Trust Bancorp Inc.	2	57
ConnectOne Bancorp Inc.	4	66
Consumer Portfolio Services Inc. (c)	2	10
Cowen Group Inc. - Class A (c) (e)	9	32
Crawford & Co. - Class B	1	16
Credit Acceptance Corp. (c) (e)	2	329
CU Bancorp (c)	1	20
Cullen/Frost Bankers Inc. (e)	5	362
Customers Bancorp Inc. (c)	3	64
CVB Financial Corp. (e)	11	188
Diamond Hill Investment Group Inc.	—	51
Dime Community Bancshares Inc.	3	57
Discover Financial Services	19	1,077
Donegal Group Inc. - Class A	2	26
E*TRADE Financial Corp. (c)	9	253
Eagle Bancorp Inc. (c)	3	134
East West Bancorp Inc.	11	401
Eaton Vance Corp.	14	547
eHealth Inc. (c)	2	25
EMC Insurance Group Inc.	2	45
Emergent Capital Inc. (c)	2	6
Employer Holdings Inc.	3	96
Encore Capital Group Inc. (c) (e)	2	53
Endurance Specialty Holdings Ltd.	5	332

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Enova International Inc. (c)	3	31
Enstar Group Ltd. (c)	1	192
Enterprise Financial Services Corp.	2	72
Erie Indemnity Co. - Class A	4	359
ESSA BanCorp Inc. (e)	1	13
EverBank Financial Corp.	11	210
Evercore Partners Inc. - Class A	4	215
Everest Re Group Ltd.	1	212
EZCorp Inc. - Class A (c) (e)	6	61
FactSet Research Systems Inc.	2	369
Farmers Capital Bank Corp.	1	18
FBL Financial Group Inc. - Class A	1	90
FCB Financial Holdings Inc. - Class A (c)	4	135
Federal Agricultural Mortgage Corp. - Class C	1	36
Federated Investors Inc. - Class B	11	313
Federated National Holding Co.	1	21
Fidelity & Guaranty Life (e)	1	26
Fidelity Southern Corp.	3	49
Fifth Third Bancorp	44	906
Financial Engines Inc. (e)	2	50
Financial Institutions Inc.	1	38
First American Financial Corp.	10	408
First Bancorp Inc. (c)	22	114
First Bancorp Inc.	1	16
First Bancorp Inc.	1	26
First Busey Corp.	4	84
First Business Financial Services Inc.	1	22
First Citizens BancShares Inc. - Class A	1	270
First Commonwealth Financial Corp. (e)	8	80
First Community Bancshares Inc.	1	30
First Connecticut Bancorp Inc. (e)	1	22
First Defiance Financial Corp.	1	33
First Financial Bancorp (e)	7	143
First Financial Bankshares Inc. (e)	5	193
First Financial Corp.	1	39
First Financial Northwest Inc.	1	14
First Foundation Inc. (c)	1	15
First Horizon National Corp.	21	323
First Interstate BancSystem Inc. - Class A (e)	2	70
First Merchants Corp.	3	83
First Midwest Bancorp Inc.	8	161
First NBC Bank Holding Co. (c)	2	14
First of Long Island Corp.	1	33
First Republic Bank	8	615
FirstCash Inc.	4	207
Flagstar Bancorp Inc. (c)	6	162
Flushing Financial Corp.	3	70
FNB Corp.	13	160
FNF Group	10	353
FNFV Group (c) (e)	—	1
Franklin Resources Inc.	14	481
Fulton Financial Corp.	11	157
Gain Capital Holdings Inc.	5	33
GAMCO Investors Inc.	1	35
Genworth Financial Inc. - Class A (c)	49	241
German American Bancorp Inc.	1	53
Glacier Bancorp Inc.	8	225
Global Indemnity Plc (c)	1	30
Goldman Sachs Group Inc.	5	787
Great Southern Bancorp Inc.	2	74
Great Western Bancorp Inc.	—	10
Green Dot Corp. - Class A (c)	5	114
Greenhill & Co. Inc.	3	59
Greenlight Capital Re Ltd. - Class A (c) (e)	3	66
Guaranty Bancorp	2	30
Hallmark Financial Services Inc. (c)	2	22
Hancock Holding Co.	6	179
Hanmi Financial Corp.	3	82
Hanover Insurance Group Inc.	3	234
Hartford Financial Services Group Inc.	21	919
HCI Group Inc. (e)	1	36
Heartland Financial USA Inc.	2	89
Hennessy Advisors Inc.	—	9
Heritage Commerce Corp.	3	28
Heritage Financial Corp.	3	50
Heritage Insurance Holdings Inc.	2	30
Hilltop Holdings Inc. (c)	10	219
Home Bancshares Inc.	12	258
HomeStreet Inc. (c)	3	72
HomeTrust Bancshares Inc. (c) (e)	1	27
Hope Bancorp Inc.	12	214
Horace Mann Educators Corp.	3	116
Horizon BanCorp	2	48
Huntington Bancshares Inc.	60	596
IberiaBank Corp. (e)	3	214
Independent Bank Corp.	3	144
Independent Bank Group Inc.	2	67
Interactive Brokers Group Inc.	8	284
Intercontinental Exchange Inc.	3	802
International Bancshares Corp.	7	198
INTL FCStone Inc. (c)	2	72
Invesco Ltd.	23	733
Investment Technology Group Inc.	3	53
Investors Bancorp Inc.	19	233
Janus Capital Group Inc.	16	228
JPMorgan Chase & Co.	103	6,832
KCG Holdings Inc. - Class A (c)	8	127
Kearny Financial Corp.	9	123
Kemper Corp.	4	170
KeyCorp	26	313
Ladenburg Thalmann Financial Services Inc. (c)	10	23
Lakeland Bancorp Inc.	4	60
Lakeland Financial Corp.	2	77
LegacyTexas Financial Group Inc.	5	156
Legg Mason Inc.	8	267
LendingTree Inc. (c) (e)	—	36
Leucadia National Corp.	12	232
Lincoln National Corp.	7	345
Loews Corp. (e)	10	407
LPL Financial Holdings Inc. (e)	11	333
M&T Bank Corp.	3	308
Macatawa Bank Corp.	1	5
Maiden Holdings Ltd. (e)	7	92
MainSource Financial Group Inc.	2	47
Manning & Napier Inc. - Class A	1	8
Markel Corp. (c)	—	281
MarketAxess Holdings Inc.	2	364
Marlin Business Services Inc.	1	19
Marsh & McLennan Cos. Inc.	17	1,118
MB Financial Inc.	7	262
MBIA Inc. (c) (e)	14	109
MBT Financial Corp. (e)	1	9
Mercantile Bank Corp.	2	47
Merchants Bancshares Inc.	—	4
Mercury General Corp.	4	196
Meridian Bancorp Inc.	6	86
Meta Financial Group Inc.	1	65
MetLife Inc.	12	548
MGIC Investment Corp. (c)	10	80
Midsouth Bancorp Inc.	1	6
MidWestOne Financial Group Inc. (e)	1	20
Moelis & Co. - Class A (e)	2	67
Moody’s Corp.	5	496
Morgan Stanley	19	613
Morningstar Inc.	4	347

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MSCI Inc.	4	314
NASDAQ Inc.	9	610
National Bank Holdings Corp. - Class A (e)	2	48
National Bankshares Inc. (e)	—	2
National General Holdings Corp.	10	217
National Interstate Corp.	2	51
National Western Life Group Inc. - Class A (e)	—	50
Nationstar Mortgage Holdings Inc. (c) (e)	2	37
Navient Corp.	38	546
Navigators Group Inc.	2	145
NBT Bancorp Inc.	4	145
Nelnet Inc. - Class A	3	130
New York Community Bancorp Inc.	15	219
NewStar Financial Inc. (c) (e)	3	33
Nicholas Financial Inc. (c)	1	6
NMI Holdings Inc. - Class A (c)	7	52
Northern Trust Corp.	13	908
Northfield Bancorp Inc.	5	74
Northrim BanCorp Inc.	—	10
NorthStar Asset Management Group Inc.	16	204
Northwest Bancshares Inc.	11	166
OceanFirst Financial Corp. (e)	2	48
Ocwen Financial Corp. (c) (e)	4	13
OFG Bancorp	5	51
Old National Bancorp	14	193
Old Republic International Corp.	24	427
Old Second Bancorp Inc.	1	6
OM Asset Management Plc	5	73
OneBeacon Insurance Group Ltd. - Class A	2	30
OneMain Holdings Inc. (c) (e)	12	382
Oppenheimer Holdings Inc. - Class A	1	16
Opus Bank	3	110
Oritani Financial Corp.	4	71
Pacific Continental Corp.	2	38
Pacific Premier Bancorp Inc. (c)	3	71
PacWest Bancorp	9	407
Park National Corp.	1	133
Park Sterling Corp.	6	46
Peapack Gladstone Financial Corp.	2	39
Penns Woods Bancorp Inc. (e)	—	10
PennyMac Financial Services Inc. - Class A (c)	2	37
People’s United Financial Inc. (e)	25	390
People’s Utah Bancorp	1	14
Peoples Bancorp Inc.	2	50
Peoples Financial Services Corp. (e)	—	9
PHH Corp. (c)	5	72
Pico Holdings Inc. (c)	2	27
Pinnacle Financial Partners Inc.	3	164
Piper Jaffray Cos. (c)	1	43
PNC Financial Services Group Inc.	14	1,245
Popular Inc.	8	318
PRA Group Inc. (c) (e)	5	161
Preferred Bank	2	57
Primerica Inc. (e)	6	307
Principal Financial Group Inc.	16	831
PrivateBancorp Inc.	7	305
ProAssurance Corp.	4	186
Progressive Corp.	25	802
Prosperity Bancshares Inc.	5	248
Provident Financial Holdings Inc.	—	8
Provident Financial Services Inc.	6	126
Prudential Bancorp Inc. (e)	—	4
Prudential Financial Inc.	6	465
Pzena Investment Management Inc. - Class A	1	4
QCR Holdings Inc.	—	12
Radian Group Inc. (e)	6	79
Raymond James Financial Inc.	8	471
Regional Management Corp. (c) (e)	1	28
Regions Financial Corp.	37	367
Reinsurance Group of America Inc.	3	284
RenaissanceRe Holdings Ltd. (e)	3	323
Renasant Corp. (e)	4	147
Republic Bancorp Inc. - Class A	2	47
RLI Corp.	3	191
S&P Global Inc.	10	1,249
S&T Bancorp Inc.	3	98
Safeguard Scientifics Inc. (c)	2	24
Safety Insurance Group Inc.	2	110
Sandy Spring Bancorp Inc.	2	58
Santander Consumer USA Holdings Inc. (c)	23	280
Seacoast Banking Corp. of Florida (c)	4	61
SEI Investments Co.	7	333
Selective Insurance Group Inc.	6	238
ServisFirst Bancshares Inc. (e)	2	100
Sierra Bancorp	1	17
Signature Bank (c)	3	361
Simmons First National Corp. - Class A	3	156
SLM Corp. (c)	46	340
South State Corp.	3	193
Southside Bancshares Inc.	3	82
Southwest Bancorp Inc.	2	36
State Auto Financial Corp. (e)	4	87
State Bank Financial Corp.	3	78
State National Cos. Inc.	2	17
State Street Corp.	6	394
Sterling Bancorp	13	233
Stewart Information Services Corp.	2	102
Stifel Financial Corp. (c)	5	195
Stock Yards Bancorp Inc.	2	63
Stonegate Bank	1	38
Suffolk Bancorp	1	49
Sun Bancorp Inc.	2	36
SunTrust Banks Inc.	14	633
SVB Financial Group (c)	3	333
Synchrony Financial	36	1,014
Synovus Financial Corp.	11	372
T. Rowe Price Group Inc.	14	948
TCF Financial Corp.	18	265
TD Ameritrade Holding Corp.	11	388
Territorial Bancorp Inc.	1	32
Texas Capital Bancshares Inc. (c) (e)	5	259
TFS Financial Corp.	12	219
Tiptree Financial Inc. - Class A	3	18
Tompkins Financial Corp. (e)	2	120
Torchmark Corp.	7	432
Towne Bank	6	143
Travelers Cos. Inc.	13	1,534
Trico Bancshares	3	77
Tristate Capital Holdings Inc. (c)	2	38
TrustCo Bank Corp.	10	71
Trustmark Corp.	6	160
U.S. Bancorp	48	2,074
UMB Financial Corp. (e)	3	192
Umpqua Holdings Corp.	17	257
Union Bankshares Corp.	4	115
United Bankshares Inc. (e)	6	223
United Community Banks Inc.	7	147
United Community Financial Corp.	4	25
United Financial Bancorp Inc.	5	63
United Fire Group Inc.	2	102
United Insurance Holdings Corp. (e)	2	41
Universal Insurance Holdings Inc. (e)	4	93
Univest Corp. of Pennsylvania	3	63
Unum Group	13	471
Validus Holdings Ltd.	5	261
Valley National Bancorp	18	179

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Virtus Investment Partners Inc.	1	69
Voya Financial Inc.	7	188
Waddell & Reed Financial Inc. - Class A (e)	8	154
Walker & Dunlop Inc. (c)	3	73
Washington Federal Inc.	6	152
Washington Trust Bancorp Inc.	2	83
WashingtonFirst Bankshares Inc.	—	11
Waterstone Financial Inc.	3	52
Webster Financial Corp.	8	318
Wells Fargo & Co.	127	5,632
WesBanco Inc.	4	122
West Bancorp Inc.	1	26
Westamerica Bancorp (e)	2	81
Western Alliance Bancorp (c)	9	349
Westwood Holdings Group Inc.	1	42
White Mountains Insurance Group Ltd.	—	407
Willis Towers Watson Plc	3	400
Wintrust Financial Corp.	4	217
WisdomTree Investments Inc. (e)	7	76
WMIH Corp. (c)	13	30
World Acceptance Corp. (c) (e)	1	25
WR Berkley Corp.	7	407
WSFS Financial Corp.	3	107
XL Group Ltd.	8	278
Yadkin Financial Corp.	4	93
Zions Bancorp	8	243
		113,362
HEALTH CARE - 12.1%
Abaxis Inc. (e)	2	83
Abbott Laboratories	40	1,701
AbbVie Inc.	62	3,892
Abiomed Inc. (c)	2	194
Acadia HealthCare Co. Inc. (c)	6	320
ACADIA Pharmaceuticals Inc. (c) (e)	3	91
Accuray Inc. (c) (e)	6	36
Aceto Corp. (e)	3	58
Achillion Pharmaceuticals Inc. (c)	—	1
Acorda Therapeutics Inc. (c)	3	53
Adamas Pharmaceuticals Inc. (c) (e)	1	22
Addus HomeCare Corp. (c) (e)	1	29
Aetna Inc.	13	1,492
Agilent Technologies Inc.	12	567
Air Methods Corp. (c) (e)	4	128
Akebia Therapeutics Inc. (c)	—	2
Akorn Inc. (c)	13	354
Albany Molecular Research Inc. (c) (e)	2	32
Alere Inc. (c)	6	271
Alexion Pharmaceuticals Inc. (c)	2	229
Align Technology Inc. (c)	5	439
Alkermes Plc (c)	2	111
Allergan Plc (c)	5	1,216
Alliance HealthCare Services Inc. (c)	1	5
Allscripts-Misys Healthcare Solutions Inc. (c)	14	186
Almost Family Inc. (c)	1	40
Alnylam Pharmaceuticals Inc. (c) (e)	1	51
Amedisys Inc. (c)	3	133
AmerisourceBergen Corp.	7	562
Amgen Inc.	20	3,268
AMN Healthcare Services Inc. (c)	5	162
Amphastar Pharmaceuticals Inc. (c) (e)	4	68
Amsurg Corp. (c) (e)	6	412
Analogic Corp.	1	83
AngioDynamics Inc. (c)	4	78
ANI Pharmaceuticals Inc. (c) (e)	—	27
Anika Therapeutics Inc. (c)	1	71
Anthem Inc.	7	858
Aptevo Therapeutics Inc. (c)	2	5
Aralez Pharmaceuticals Inc. (c) (e)	2	7
Ardelyx Inc. (c)	1	10
Assembly Biosciences Inc. (c)	—	1
athenahealth Inc. (c) (e)	1	162
Atrion Corp.	—	70
Baxter International Inc.	14	676
Becton Dickinson & Co.	5	940
Bio-Rad Laboratories Inc. - Class A (c) (e)	2	340
Bio-Techne Corp.	2	234
Biogen Inc. (c)	8	2,413
BioMarin Pharmaceutical Inc. (c)	2	187
BioScrip Inc. (c) (e)	5	16
BioSpecifics Technologies Corp. (c)	1	28
BioTelemetry Inc. (c)	3	52
Bluebird Bio Inc. (c) (e)	1	82
Boston Scientific Corp. (c)	17	401
Bristol-Myers Squibb Co.	30	1,618
Brookdale Senior Living Inc. (c)	13	221
Bruker Corp.	13	301
Cambrex Corp. (c)	3	138
Cantel Medical Corp.	3	259
Capital Senior Living Corp. (c) (e)	3	52
Cara Therapeutics Inc. (c) (e)	—	3
Cardinal Health Inc.	9	712
Catalent Inc. (c)	15	392
Celgene Corp. (c)	24	2,537
Centene Corp. (c)	10	672
Cerner Corp. (c)	8	466
Charles River Laboratories International Inc. (c)	5	408
Chemed Corp.	2	240
CIGNA Corp.	7	957
Civitas Solutions Inc. (c)	3	48
Community Health Systems Inc. (c) (e)	12	136
Computer Programs & Systems Inc. (e)	1	19
Concert Pharmaceuticals Inc. (c)	—	4
Conmed Corp.	2	82
Cooper Cos. Inc.	2	328
Corvel Corp. (c)	2	77
CR Bard Inc.	4	824
Cross Country Healthcare Inc. (c)	2	28
CryoLife Inc.	2	38
Cumberland Pharmaceuticals Inc. (c)	1	4
Cynosure Inc. - Class A (c)	2	84
Danaher Corp.	10	750
DaVita Inc. (c)	19	1,240
DENTSPLY SIRONA Inc.	8	486
DepoMed Inc. (c) (e) (f)	3	78
DexCom Inc. (c)	1	123
Diplomat Pharmacy Inc. (c) (e)	3	77
Edwards Lifesciences Corp. (c)	6	772
Eli Lilly & Co.	25	1,978
Emergent BioSolutions Inc. (c)	4	117
Endo International Plc (c)	6	119
Ensign Group Inc. (e)	5	99
Envision Healthcare Holdings Inc. (c)	12	262
Enzo Biochem Inc. (c)	5	25
ExacTech Inc. (c)	2	42
Express Scripts Holding Co. (c)	28	2,009
Five Prime Therapeutics Inc. (c) (e)	3	182
Five Star Quality Care Inc. (c)	3	6
Fluidigm Corp. (c)	1	9
Gilead Sciences Inc.	46	3,662
Globus Medical Inc. - Class A (c)	5	119
Haemonetics Corp. (c)	3	126
Halyard Health Inc. (c)	4	154
Hanger Orthopedic Group Inc. (c)	3	24
Harvard Bioscience Inc. (c)	2	4
HCA Holdings Inc. (c)	8	573

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
HealthEquity Inc. (c)	3	107
HealthSouth Corp.	11	450
HealthStream Inc. (c)	2	59
Healthways Inc. (c)	4	110
Henry Schein Inc. (c)	3	471
Hill-Rom Holdings Inc.	4	269
HMS Holdings Corp. (c)	7	149
Hologic Inc. (c)	15	594
Horizon Pharma Plc (c)	15	266
Humana Inc.	4	718
ICU Medical Inc. (c)	1	164
Idexx Laboratories Inc. (c)	4	469
Illumina Inc. (c)	4	657
Impax Laboratories Inc. (c)	4	99
IMS Health Holdings Inc. (c)	10	301
INC Research Holdings Inc. - Class A (c)	3	151
Incyte Corp. (c)	8	718
Innoviva Inc. (e)	—	4
Inogen Inc. (c)	1	72
Insys Therapeutics Inc. (c) (e)	3	32
Integer Holdings Corp. (c)	2	40
Integra LifeSciences Holdings Corp. (c)	3	212
Intercept Pharmaceuticals Inc. (c) (e)	1	148
Intuitive Surgical Inc. (c)	1	507
Invacare Corp. (e)	2	28
Invitae Corp. (c) (e)	1	12
Jazz Pharmaceuticals Plc (c)	3	305
Johnson & Johnson	71	8,400
K2M Group Holdings Inc. (c) (e)	1	17
Karyopharm Therapeutics Inc. (c)	—	4
Kindred Healthcare Inc.	8	81
Laboratory Corp. of America Holdings (c)	8	1,093
Landauer Inc.	1	33
Lannett Co. Inc. (c) (e)	3	82
LeMaitre Vascular Inc.	2	32
LHC Group Inc. (c)	2	68
Lifepoint Health Inc. (c)	5	316
Ligand Pharmaceuticals Inc. (c)	—	36
Lipocine Inc. (c) (e)	1	5
LivaNova Plc (c) (e)	2	132
Luminex Corp. (c)	3	75
Magellan Health Services Inc. (c)	2	131
Mallinckrodt Plc (c)	6	428
Masimo Corp. (c)	4	259
McKesson Corp.	7	1,232
Medicines Co. (c)	6	214
MEDNAX Inc. (c)	7	484
Medtronic Plc	21	1,827
Merck & Co. Inc.	72	4,519
Meridian Bioscience Inc.	4	83
Merit Medical Systems Inc. (c)	3	84
Mettler-Toledo International Inc. (c)	1	581
Molina Healthcare Inc. (c)	5	303
Momenta Pharmaceuticals Inc. (c)	1	6
Mylan NV (c) (e)	10	387
Myriad Genetics Inc. (c) (e)	6	117
National Healthcare Corp.	1	79
National Research Corp. - Class A	1	10
National Research Corp. - Class B	—	3
Natus Medical Inc. (c)	2	88
Neogen Corp. (c)	3	140
Neurocrine Biosciences Inc. (c)	2	100
NuVasive Inc. (c)	4	278
Nuvectra Corp. (c)	1	4
Omnicell Inc. (c)	2	83
Opko Health Inc. (c) (e)	15	154
OraSure Technologies Inc. (c)	4	33
Orthofix International NV (c)	2	64
Otonomy Inc. (c)	1	18
Owens & Minor Inc.	6	217
PAREXEL International Corp. (c)	5	377
Patterson Cos. Inc.	10	463
PDL BioPharma Inc.	6	19
PerkinElmer Inc.	6	357
Perrigo Co. Plc	2	186
Pfizer Inc.	159	5,373
PharMerica Corp. (c)	3	72
Phibro Animal Health Corp. - Class A	1	32
Premier Inc. - Class A (c)	4	125
Prestige Brands Holdings Inc. (c)	3	144
Providence Services Corp. (c)	2	76
PTC Therapeutics Inc. (c) (e)	1	17
Quality Systems Inc.	3	37
Quest Diagnostics Inc.	13	1,118
Quidel Corp. (c) (e)	2	34
Quintiles Transnational Holdings Inc. (c)	4	319
Quorum Health Corp. (c)	3	22
RadNet Inc. (c)	2	18
Regeneron Pharmaceuticals Inc. (c)	2	965
ResMed Inc. (e)	5	293
Retrophin Inc. (c) (e)	4	79
Rigel Pharmaceuticals Inc. (c)	6	24
RTI Surgical Inc. (c)	4	11
Sangamo Biosciences Inc. (c)	1	4
Sciclone Pharmaceuticals Inc. (c)	6	59
SeaSpine Holdings Corp. (c)	1	6
Seattle Genetics Inc. (c) (e)	2	124
Select Medical Holdings Corp. (c)	13	174
Simulations Plus Inc. (e)	1	5
Spectrum Pharmaceuticals Inc. (c)	8	35
St. Jude Medical Inc.	14	1,111
Steris Plc	3	238
Stryker Corp. (e)	8	983
Sucampo Pharmaceuticals Inc. - Class A (c)	4	51
Supernus Pharmaceuticals Inc. (c)	2	59
Surgical Care Affiliates Inc. (c)	5	240
SurModics Inc. (c)	1	24
Taro Pharmaceutical Industries Ltd. (c) (e)	1	133
Team Health Holdings Inc. (c)	5	156
Teleflex Inc.	2	279
Tenet Healthcare Corp. (c) (e)	12	268
TESARO Inc. (c)	1	104
Thermo Fisher Scientific Inc.	10	1,610
Titan Pharmaceuticals Inc. (c) (e)	2	10
Triple-S Management Corp. - Class B (c) (e)	2	45
United Therapeutics Corp. (c) (e)	5	603
UnitedHealth Group Inc.	29	4,058
Universal American Corp. (c) (e)	7	51
Universal Health Services Inc. - Class B	9	1,071
US Physical Therapy Inc.	1	70
Utah Medical Products Inc.	—	12
Varian Medical Systems Inc. (c)	4	388
Vascular Solutions Inc. (c)	1	48
VCI Inc. (c)	6	419
Veeva Systems Inc. - Class A (c)	4	152
Versartis Inc. (c)	—	5
Vertex Pharmaceuticals Inc. (c)	3	270
VWR Corp. (c)	14	395
Waters Corp. (c)	3	412
WellCare Health Plans Inc. (c)	5	528
West Pharmaceutical Services Inc.	3	213
Wright Medical Group NV (c) (e)	5	133
Xencor Inc. (c)	1	21
Zafgen Inc. (c)	—	1

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Zimmer Biomet Holdings Inc.	5	689
Zoetis Inc. - Class A	18	920
		102,383
INDUSTRIALS - 13.2%
3M Co.	23	4,056
AAON Inc.	4	113
AAR Corp.	3	98
ABM Industries Inc.	4	162
Acacia Research Corp.	2	11
ACCO Brands Corp. (c) (e)	11	103
Actuant Corp. - Class A	5	112
Acuity Brands Inc.	2	492
Advanced Drainage Systems Inc. (e)	6	134
Advisory Board Co. (c)	2	104
AECOM (c)	14	423
Aegion Corp. (c)	3	63
Aerojet Rocketdyne Holdings Inc. (c)	6	101
AeroVironment Inc. (c)	2	57
AGCO Corp.	8	382
Air Lease Corp. - Class A (e)	10	299
Air Transport Services Group Inc. (c)	7	96
Alamo Group Inc.	1	81
Alaska Air Group Inc.	12	768
Albany International Corp. - Class A	3	125
Allegiant Travel Co.	2	211
Allegion Plc	5	337
Allied Motion Technologies Inc.	1	24
Allison Transmission Holdings Inc.	17	497
Altra Holdings Inc.	3	87
Amerco Inc. (c)	1	463
Ameresco Inc. - Class A (c)	1	6
American Airlines Group Inc.	21	751
American Railcar Industries Inc.	1	39
American Woodmark Corp. (c)	2	131
AMETEK Inc.	10	495
AO Smith Corp.	3	333
Apogee Enterprises Inc.	3	130
Applied Industrial Technologies Inc.	3	146
ARC Document Solutions Inc. (c)	4	16
ArcBest Corp.	2	36
Argan Inc. (e)	2	97
Armstrong Flooring Inc. (c)	3	54
Armstrong World Industries Inc. (c)	6	235
Astec Industries Inc.	2	122
Astronics Corp. (c)	2	100
Astronics Corp. - Class B (c)	1	26
Atlas Air Worldwide Holdings Inc. (c)	2	104
Avis Budget Group Inc. (c) (e)	12	411
AZZ Inc.	2	157
B/E Aerospace Inc.	7	356
Babcock & Wilcox Enterprises Inc. (c)	5	85
Barnes Group Inc.	5	215
Barrett Business Services Inc. (e)	1	44
Beacon Roofing Supply Inc. (c)	6	237
BMC Stock Holdings Inc. (c)	5	87
Boeing Co. (e)	22	2,880
Brady Corp. - Brady Corp.	3	114
Briggs & Stratton Corp. (e)	3	64
Brink’s Co.	6	220
Builders FirstSource Inc. (c) (e)	7	80
BWX Technologies Inc.	10	394
C.H. Robinson Worldwide Inc.	7	482
CAI International Inc. (c)	1	8
Carlisle Cos. Inc.	5	519
Casella Waste Systems Inc. - Class A (c)	4	36
Caterpillar Inc. (e)	18	1,612
CBIZ Inc. (c)	6	63
CDI Corp.	1	8
CEB Inc.	3	143
Ceco Environmental Corp. (e)	3	36
Celadon Group Inc.	2	18
Chart Industries Inc. (c) (e)	3	100
Chicago Bridge & Iron Co. NV	7	193
Cintas Corp.	5	531
CIRCOR International Inc. (e)	2	95
Civeo Corp. (c)	8	9
CLARCOR Inc.	5	294
Clean Harbors Inc. (c)	7	317
Colfax Corp. (c)	9	282
Columbus Mckinnon Corp.	2	28
Comfort Systems USA Inc.	4	111
Commercial Vehicle Group Inc. (c)	5	26
Continental Building Products Inc. (c)	4	90
Copa Holdings SA - Class A	3	247
Copart Inc. (c)	11	595
Covanta Holding Corp. (e)	12	184
Covenant Transportation Group Inc. - Class A (c)	1	29
CRA International Inc. (c)	1	21
Crane Co.	6	400
CSX Corp.	35	1,072
Cubic Corp. (e)	3	123
Cummins Inc.	7	843
Curtiss-Wright Corp.	5	415
Deere & Co. (e)	11	916
Delta Air Lines Inc.	28	1,091
Deluxe Corp.	5	343
DigitalGlobe Inc. (c)	6	174
Donaldson Co. Inc.	14	511
Douglas Dynamics Inc.	3	90
Dover Corp.	12	895
Ducommun Inc. (c)	1	30
Dun & Bradstreet Corp.	3	433
DXP Enterprises Inc. (c)	1	37
Dycom Industries Inc. (c) (e)	4	312
Dynamic Materials Corp. (e)	2	24
Eaton Corp. Plc	12	815
Echo Global Logistics Inc. (c)	3	65
EMCOR Group Inc.	6	377
Emerson Electric Co.	22	1,220
Encore Wire Corp.	2	70
Energy Recovery Inc. (c)	1	20
EnerSys Inc.	5	314
Engility Holdings Inc. (c)	4	113
Ennis Inc.	2	39
EnPro Industries Inc.	1	81
Equifax Inc.	5	666
ESCO Technologies Inc. (e)	2	114
Essendant Inc.	3	70
Esterline Technologies Corp. (c)	3	229
ExOne Co. (c) (e)	1	20
Expeditors International of Washington Inc.	7	380
Exponent Inc. (e)	2	107
Fastenal Co.	11	447
Federal Signal Corp.	6	78
FedEx Corp.	10	1,725
Flowserve Corp.	6	298
Fluor Corp.	12	598
Fortive Corp.	8	392
Fortune Brands Home & Security Inc.	7	387
Forward Air Corp.	2	106
Franklin Covey Co. (c)	1	19
Franklin Electric Co. Inc.	4	151
FreightCar America Inc.	1	15
FTI Consulting Inc. (c)	4	189

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Fuel Tech Inc. (c) (e)	1	2
G&K Services Inc. - Class A	2	180
GATX Corp. (e)	3	126
Gencor Industries Inc. (c)	1	6
Generac Holdings Inc. (c) (e)	7	243
General Cable Corp. (e)	4	61
General Dynamics Corp.	8	1,173
General Electric Co.	105	3,098
Genesee & Wyoming Inc. - Class A (c)	6	380
Gibraltar Industries Inc. (c) (e)	2	92
Global Brass & Copper Holdings Inc.	2	62
Global Power Equipment Group Inc. (c) (e)	—	2
Golden Ocean Group Ltd. (c) (e)	1	2
Goldfield Corp. (c)	3	8
Gorman-Rupp Co.	2	50
GP Strategies Corp. (c)	1	34
Graco Inc.	5	404
Graham Corp.	—	8
Granite Construction Inc.	3	174
Great Lakes Dredge & Dock Corp. (c)	7	26
Greenbrier Cos. Inc. (e)	3	107
Griffon Corp.	4	61
H&E Equipment Services Inc. (e)	4	68
Hardinge Inc.	1	16
Harsco Corp.	8	77
Hawaiian Holdings Inc. (c)	6	310
HC2 Holdings Inc. (c) (e)	1	3
HD Supply Holdings Inc. (c)	10	322
Healthcare Services Group Inc.	3	124
Heartland Express Inc.	7	140
HEICO Corp.	2	160
HEICO Corp. - Class A	3	204
Heidrick & Struggles International Inc.	1	27
Herc Holdings Inc. (c)	3	92
Heritage-Crystal Clean Inc. (c)	1	9
Herman Miller Inc.	6	171
Hertz Global Holdings Inc. (c)	8	329
Hexcel Corp.	8	372
Hill International Inc. (c)	4	18
Hillenbrand Inc.	6	182
HNI Corp.	5	182
Honeywell International Inc.	23	2,649
Houston Wire & Cable Co.	1	6
HUB Group Inc. - Class A (c)	3	123
Hubbell Inc.	4	414
Hudson Global Inc.	1	1
Hudson Technologies Inc. (c)	3	20
Huntington Ingalls Industries Inc.	3	402
Hurco Cos. Inc.	—	9
Huron Consulting Group Inc. (c)	2	122
Hyster-Yale Materials Handling Inc. - Class A	1	67
ICF International Inc. (c)	2	81
IDEX Corp.	3	285
IES Holdings Inc. (c)	2	37
Illinois Tool Works Inc.	12	1,434
Ingersoll-Rand Plc	20	1,363
InnerWorkings Inc. (c)	5	47
Insperity Inc.	2	172
Insteel Industries Inc.	2	65
Interface Inc.	7	114
Intersections Inc. (c) (e)	1	1
ITT Inc.	10	353
Jacobs Engineering Group Inc. (c)	8	415
JB Hunt Transport Services Inc.	6	450
JetBlue Airways Corp. (c)	27	460
John Bean Technologies Corp.	2	145
Joy Global Inc.	8	219
Kaman Corp. (e)	3	114
Kansas City Southern	8	785
KAR Auction Services Inc.	11	465
KBR Inc.	14	208
Kelly Services Inc. - Class A (e)	4	69
Kennametal Inc.	8	234
Kforce Inc.	3	67
Kimball International Inc. - Class B	4	48
Kirby Corp. (c)	5	326
KLX Inc. (c)	5	185
Knight Transportation Inc.	8	243
Knoll Inc.	5	104
Korn/Ferry International	5	109
Kratos Defense & Security Solutions Inc. (c) (e)	6	39
L-3 Communications Holdings Inc.	2	336
Landstar System Inc.	5	312
Lawson Products Inc. (c) (e)	—	8
Layne Christensen Co. (c) (e)	—	4
LB Foster Co.	1	12
Lennox International Inc.	2	349
Lincoln Electric Holdings Inc.	4	254
Lindsay Corp. (e)	—	30
LMI Aerospace Inc. (c)	1	6
Lockheed Martin Corp.	10	2,474
LSI Industries Inc.	1	13
Lydall Inc. (c)	2	82
Macquarie Infrastructure Co. LLC	5	388
Manitowoc Co. Inc. (e)	13	61
Manitowoc Foodservice Inc. (c) (e)	12	193
Manpower Inc.	5	377
Marten Transport Ltd.	3	58
Masco Corp.	15	511
MasTec Inc. (c) (e)	8	223
Matson Inc.	4	172
Matthews International Corp. - Class A	3	169
McGrath RentCorp	3	82
Mercury Systems Inc. (c) (e)	4	89
Meritor Inc. (c)	8	84
Middleby Corp. (c)	2	270
Miller Industries Inc.	1	29
Mistras Group Inc. (c)	3	60
Mobile Mini Inc. (e)	4	134
Moog Inc. - Class A (c)	3	190
MRC Global Inc. (c)	10	168
MSA Safety Inc.	3	165
MSC Industrial Direct Co. - Class A	5	359
Mueller Industries Inc.	5	149
Mueller Water Products Inc. - Class A	16	206
Multi-Color Corp. (e)	2	99
MYR Group Inc. (c)	2	70
National Presto Industries Inc. (e)	—	26
Navigant Consulting Inc. (c)	5	93
Navistar International Corp. (c) (e)	6	127
NCI Building Systems Inc. (c)	7	105
Neff Corp. (c)	1	10
Nielsen Holdings Plc	11	602
NL Industries Inc. (c)	1	4
NN Inc. (e)	3	53
Nordson Corp.	6	550
Norfolk Southern Corp.	11	1,053
Northrop Grumman Systems Corp.	6	1,272
Northwest Pipe Co. (c)	1	12
NOW Inc. (c)	10	207
NV5 Holdings Inc. (c)	1	22
Old Dominion Freight Line Inc. (c)	7	455
On Assignment Inc. (c)	5	186
Orbital ATK Inc.	4	287
Orion Group Holdings Inc. (c)	2	11
Oshkosh Corp.	7	396

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Owens Corning Inc.	9	464
P.A.M. Transportation Services (c)	—	6
PACCAR Inc.	13	750
Park-Ohio Holdings Corp.	1	47
Parker Hannifin Corp.	8	1,010
Patrick Industries Inc. (c)	2	123
Pentair Plc	11	681
Performant Financial Corp. (c) (e)	4	10
PGT Inc. (c)	5	55
Pitney Bowes Inc.	12	224
Ply Gem Holdings Inc. (c)	6	77
Powell Industries Inc.	1	43
Preformed Line Products Co.	—	8
Primoris Services Corp.	4	82
Proto Labs Inc. (c) (e)	1	39
Quad/Graphics Inc. - Class A	3	80
Quanex Building Products Corp. (e)	4	62
Quanta Services Inc. (c)	9	263
Radiant Logistics Inc. (c)	3	10
Raven Industries Inc.	2	56
Raytheon Co.	7	959
RBC Bearings Inc. (c) (e)	2	155
Regal-Beloit Corp.	4	243
Republic Services Inc.	11	556
Resources Connection Inc.	3	48
Rexnord Corp. (c)	10	212
Roadrunner Transportation Systems Inc. (c)	3	25
Robert Half International Inc.	6	235
Rockwell Automation Inc. (e)	6	709
Rockwell Collins Inc.	6	474
Rollins Inc.	9	264
Roper Industries Inc.	2	336
RPX Corp. (c)	4	46
RR Donnelley & Sons Co.	26	404
Rush Enterprises Inc. - Class A (c) (e)	3	63
Ryder System Inc.	7	480
Saia Inc. (c)	2	73
Sensata Technologies Holding NV (c)	9	364
SIFCO Industries Inc. (c)	—	1
Simpson Manufacturing Co. Inc. (e)	4	168
SkyWest Inc.	3	88
Snap-On Inc.	2	371
SolarCity Corp. (c) (e)	3	66
Southwest Airlines Co.	27	1,068
SP Plus Corp. (c) (e)	2	53
Sparton Corp. (c)	1	25
Spirit Aerosystems Holdings Inc. - Class A (c)	12	543
Spirit Airlines Inc. (c)	8	346
SPX Corp. (c)	3	58
SPX Flow Technology USA Inc. (c)	4	121
Standex International Corp.	1	103
Stanley Black & Decker Inc.	5	579
Steelcase Inc. - Class A	8	109
Stericycle Inc. (c)	2	193
Sterling Construction Co. Inc. (c)	3	21
Sun Hydraulics Corp.	2	52
Supreme Industries Inc. - Class A	2	33
Swift Transporation Co. - Class A (c) (e)	10	221
Taser International Inc. (c) (e)	4	112
Team Inc. (c) (e)	3	95
Teledyne Technologies Inc. (c)	4	394
Tennant Co. (e)	1	80
Terex Corp.	8	210
Tetra Tech Inc.	4	151
Textainer Group Holdings Ltd. (e)	3	20
Textron Inc.	21	828
Thermon Group Holdings Inc. (c)	3	53
Timken Co.	5	174
Titan International Inc.	5	48
Toro Co.	7	325
TransDigm Group Inc. (c) (e)	2	578
TransUnion LLC (c)	3	117
TRC Cos. Inc. (c)	2	19
Trex Co. Inc. (c)	2	118
TriMas Corp. (c)	4	78
TriNet Group Inc. (c)	1	26
Trinity Industries Inc.	17	404
Triton International Ltd. - Class A	3	36
Triumph Group Inc. (e)	5	133
TrueBlue Inc. (c)	3	77
Tutor Perini Corp. (c) (e)	4	86
Twin Disc Inc.	1	14
Ultralife Corp. (c)	—	1
UniFirst Corp. (e)	1	182
Union Pacific Corp.	31	2,987
United Continental Holdings Inc. (c)	17	916
United Parcel Service Inc. - Class B	26	2,857
United Rentals Inc. (c)	10	806
United Technologies Corp.	30	2,999
Univar Inc. (c)	10	229
Universal Forest Products Inc.	2	187
Universal Logistics Holdings Inc.	2	30
US Ecology Inc. (e)	2	86
USA Truck Inc. (c)	1	11
USG Corp. (c)	15	387
Valmont Industries Inc.	2	266
Vectrus Inc. (c)	1	19
Verisk Analytics Inc. (c)	8	645
Veritiv Corp. (c) (e)	1	74
Viad Corp.	2	62
Vicor Corp. (c)	1	16
VSE Corp. (e)	1	41
Wabash National Corp. (c) (e)	6	86
WABCO Holdings Inc. (c)	3	292
Wabtec Corp.	5	405
Waste Connections Inc.	5	403
Waste Management Inc.	16	1,045
Watsco Inc.	2	231
Watts Water Technologies Inc. - Class A (e)	2	118
Werner Enterprises Inc.	7	160
WESCO Aircraft Holdings Inc. (c)	10	136
WESCO International Inc. (c)	4	253
West Corp.	7	146
Willdan Group Inc. (c)	1	11
Woodward Governor Co.	6	357
WW Grainger Inc. (e)	4	788
Xerium Technologies Inc. (c)	1	10
XPO Logistics Inc. (c) (e)	10	369
Xylem Inc.	11	599
YRC Worldwide Inc. (c) (e)	3	36
		112,044
INFORMATION TECHNOLOGY - 20.0%
3D Systems Corp. (c) (e)	3	49
Accenture Plc - Class A	23	2,780
ACI Worldwide Inc. (c)	12	233
Activision Blizzard Inc.	12	515
Actua Corp. (c)	4	52
Acxiom Corp. (c)	6	156
Adobe Systems Inc. (c)	9	994
ADTRAN Inc.	5	93
Advanced Energy Industries Inc. (c)	4	189
Advanced Micro Devices Inc. (c)	68	467
Agilysys Inc. (c)	1	9
Akamai Technologies Inc. (c) (e)	12	642
Alliance Data Systems Corp. (c)	3	625

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Alpha & Omega Semiconductor Ltd. (c)	3	56
Alphabet Inc. - Class A (c)	6	4,616
Alphabet Inc. - Class C (c)	6	4,836
Ambarella Inc. (c) (e)	1	75
Amdocs Ltd.	8	488
American Software Inc. - Class A	3	32
Amkor Technology Inc. (c)	24	237
Amphenol Corp. - Class A	12	778
Amtech Systems Inc. (c)	1	5
Analog Devices Inc.	6	366
Anixter International Inc. (c)	3	214
Ansys Inc. (c)	3	300
Apple Inc.	208	23,522
Applied Materials Inc.	29	886
Arista Networks Inc. (c)	2	146
ARRIS International Plc (c)	6	168
Arrow Electronics Inc. (c)	7	462
Aspen Technology Inc. (c)	7	326
Autodesk Inc. (c)	3	189
Automatic Data Processing Inc.	14	1,217
Avid Technology Inc. (c)	3	26
Avnet Inc.	7	307
AVX Corp.	9	118
Axcelis Technologies Inc. (c)	3	40
AXT Inc. (c)	1	5
Badger Meter Inc.	3	86
Bankrate Inc. (c)	7	56
Barracuda Networks Inc. (c) (e)	5	121
Bazaarvoice Inc. (c)	5	31
Bel Fuse Inc. - Class B	1	22
Belden Inc.	5	327
Benchmark Electronics Inc. (c)	2	45
Black Box Corp.	2	28
Black Knight Financial Services Inc. - Class A (c) (e)	1	35
Blackbaud Inc.	3	193
Blackhawk Network Holdings Inc. (c)	4	134
Blucora Inc. (c)	4	39
Booz Allen Hamilton Holding Corp. - Class A	9	274
Broadcom Ltd.	5	903
Broadridge Financial Solutions Inc.	6	396
Brocade Communications Systems Inc.	42	384
Brooks Automation Inc. (e)	7	95
CA Inc.	33	1,078
Cabot Microelectronics Corp.	2	107
CACI International Inc. - Class A (c)	2	231
Cadence Design Systems Inc. (c)	12	310
CalAmp Corp. (c)	3	37
Calix Inc. (c)	4	32
Carbonite Inc. (c)	2	35
Cardtronics Plc - Class A (c)	6	246
Cass Information Systems Inc.	1	54
Cavium Inc. (c)	1	59
CDK Global Inc.	8	443
CDW Corp.	11	487
Ceva Inc. (c)	1	28
Ciber Inc. (c)	5	6
Ciena Corp. (c)	11	238
Cimpress NV (c) (e)	2	210
Cirrus Logic Inc. (c)	6	323
Cisco Systems Inc.	133	4,218
Citrix Systems Inc. (c)	6	528
Clearfield Inc. (c) (e)	1	11
Cognex Corp.	5	287
Cognizant Technology Solutions Corp. - Class A (c)	14	661
Coherent Inc. (c)	2	233
Cohu Inc.	3	29
CommerceHub Inc. - Class A (c)	1	17
CommerceHub Inc. - Class C (c)	2	34
CommScope Holding Co. Inc. (c) (e)	7	218
Communications Systems Inc.	1	6
Computer Sciences Corp.	13	679
Computer Task Group Inc.	3	12
comScore Inc. (c)	1	35
Comtech Telecommunications Corp.	1	15
Control4 Corp. (c)	—	4
Convergys Corp. (e)	9	289
CoreLogic Inc. (c)	9	337
Corning Inc.	14	330
CoStar Group Inc. (c)	1	119
Covisint Corp. (c) (e)	1	3
Cray Inc. (c)	3	64
Cree Inc. (c)	7	170
CSG Systems International Inc.	4	159
CSRA Inc.	8	216
CTS Corp.	2	28
Cypress Semiconductor Corp. (e)	24	292
Daktronics Inc.	3	31
Datalink Corp. (c)	2	16
Dell Technologies Inc. - Class V (c)	6	299
Demand Media Inc. (c)	1	5
DHI Group Inc. (c)	—	2
Diebold Inc.	2	60
Digi International Inc. (c)	2	28
Diodes Inc. (c)	5	103
Dolby Laboratories Inc.	5	263
DSP Group Inc. (c)	1	12
DST Systems Inc.	3	405
DTS Inc.	1	40
EarthLink Holdings Corp.	9	56
Eastman Kodak Co. (c)	3	49
eBay Inc. (c)	33	1,098
EchoStar Corp. - Class A (c)	4	173
Electro Scientific Industries Inc. (c) (e)	3	15
Electronic Arts Inc. (c)	9	750
Electronics for Imaging Inc. (c) (e)	3	145
Ellie Mae Inc. (c)	1	84
Emcore Corp.	3	19
EnerNOC Inc. (c) (e)	2	11
Entegris Inc. (c)	12	207
Envestnet Inc. (c) (e)	1	25
EPAM Systems Inc. (c)	3	211
EPIQ Systems Inc.	4	59
ePlus Inc. (c)	—	42
Euronet Worldwide Inc. (c)	4	347
Everi Holdings Inc. (c) (e)	5	13
Everyday Health Inc. (c)	3	19
Exar Corp. (c)	5	48
ExlService Holdings Inc. (c)	2	97
F5 Networks Inc. (c)	3	343
Fabrinet (c)	3	130
Facebook Inc. - Class A (c)	45	5,710
Fair Isaac Corp.	3	312
FARO Technologies Inc. (c)	2	63
Fidelity National Information Services Inc.	9	679
Finisar Corp. (c)	11	326
FireEye Inc. (c) (e)	3	39
First Solar Inc. (c) (e)	9	342
Fiserv Inc. (c)	9	873
FitBit Inc. - Class A (c) (e)	12	180
FleetCor Technologies Inc. (c)	4	670
Flextronics International Ltd. (c)	53	723
FLIR Systems Inc.	12	371
FormFactor Inc. (c)	7	75
Forrester Research Inc.	1	54

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Fortinet Inc. (c)	3	107
Frequency Electronics Inc. (c)	1	11
Gartner Inc. (c)	3	272
Genpact Ltd. (c)	9	217
GigPeak Inc. (c)	4	10
Global Payments Inc.	10	794
Globalscape Inc.	1	2
Globant SA (c) (e)	1	55
Glu Mobile Inc. (c) (e)	—	—
GoDaddy Inc. - Class A (c) (e)	2	80
GrubHub Inc. (c) (e)	6	243
GSI Technology Inc. (c)	1	4
GTT Communications Inc. (c)	4	86
Guidewire Software Inc. (c)	2	120
Hackett Group Inc.	3	43
Harmonic Inc. (c)	8	45
Harris Corp.	5	429
Hewlett Packard Enterprise Co.	46	1,039
HP Inc.	51	791
IAC/InterActiveCorp.	6	352
II-VI Inc. (c)	6	140
Infinera Corp. (c) (e)	5	47
Ingram Micro Inc. - Class A	11	383
Insight Enterprises Inc. (c)	4	124
Integrated Device Technology Inc. (c)	10	228
Intel Corp.	201	7,591
InterDigital Inc. (e)	4	284
Internap Corp. (c)	5	8
International Business Machines Corp.	34	5,336
Intersil Corp. - Class A	10	211
Intevac Inc. (c) (e)	1	6
IntraLinks Holdings Inc. (c)	5	50
Intuit Inc.	9	970
IPG Photonics Corp. (c)	4	324
Itron Inc. (c)	3	144
Ixia (c) (e)	6	80
IXYS Corp.	3	36
j2 Global Inc. (e)	4	261
Jabil Circuit Inc.	22	482
Jack Henry & Associates Inc.	4	304
Juniper Networks Inc.	17	400
Kemet Corp. (c)	2	6
Key Tronic Corp. (c)	—	3
Keysight Technologies Inc. (c)	13	417
Kimball Electronics Inc. (c)	3	36
KLA-Tencor Corp.	7	504
Knowles Corp. (c) (e)	5	69
Kopin Corp. (c)	4	8
Kulicke & Soffa Industries Inc. (c)	7	92
KVH Industries Inc. (c)	1	5
Lam Research Corp. (e)	9	886
Lattice Semiconductor Corp. (c) (e)	7	48
Leidos Holdings Inc.	14	601
Lexmark International Inc. - Class A	6	222
Limelight Networks Inc. (c)	7	14
Linear Technology Corp.	10	565
LinkedIn Corp. - Class A (c)	1	199
Lionbridge Technologies Inc. (c)	6	30
Liquidity Services Inc. (c)	3	29
Littelfuse Inc.	1	187
LogMeIn Inc.	1	81
Lumentum Holdings Inc. (c)	3	117
M/A-COM Technology Solutions Holdings Inc. (c) (e)	3	138
Magnachip Semiconductor Corp. (c) (e)	2	20
Manhattan Associates Inc. (c)	5	304
Mantech International Corp. - Class A	3	100
Marchex Inc. - Class B (c)	3	7
Marvell Technology Group Ltd.	21	274
MasterCard Inc. - Class A	35	3,601
Maxim Integrated Products Inc.	6	239
MAXIMUS Inc.	7	379
MaxLinear Inc. - Class A (c)	4	77
Maxwell Technologies Inc. (c) (e)	3	17
MeetMe Inc. (c) (e)	6	39
Mentor Graphics Corp.	8	202
Mesa Laboratories Inc. (e)	—	46
Methode Electronics Inc.	3	119
Microchip Technology Inc.	7	406
Micron Technology Inc. (c)	78	1,380
Microsemi Corp. (c)	8	356
Microsoft Corp.	239	13,757
MicroStrategy Inc. - Class A (c)	1	146
MKS Instruments Inc.	5	234
ModusLink Global Solutions Inc. (c) (e)	6	9
MoneyGram International Inc. (c)	6	39
Monolithic Power Systems Inc.	1	107
Monotype Imaging Holdings Inc.	3	69
Monster Worldwide Inc. (c)	9	31
Motorola Solutions Inc.	6	478
MTS Systems Corp.	1	61
Nanometrics Inc. (c)	1	29
National Instruments Corp.	7	195
NCI Inc. - Class A	1	8
NCR Corp. (c)	15	492
NeoPhotonics Corp. (c)	3	50
NetApp Inc. (e)	17	604
NetGear Inc. (c)	3	166
NetScout Systems Inc. (c)	6	185
NetSuite Inc. (c)	1	92
NeuStar Inc. - Class A (c)	3	84
NIC Inc.	4	99
Novanta Inc. (c)	3	56
Novatel Wireless Inc. (c) (e)	3	8
Nuance Communications Inc. (c)	17	242
NVE Corp.	—	27
Nvidia Corp. (e)	17	1,154
Oclaro Inc. (c)	9	76
ON Semiconductor Corp. (c)	45	557
Oracle Corp.	79	3,118
OSI Systems Inc. (c)	2	103
Palo Alto Networks Inc. (c)	1	166
Pandora Media Inc. (c) (e)	9	133
Park Electrochemical Corp.	2	37
Paychex Inc.	15	858
Paycom Software Inc. (c)	3	161
PayPal Holdings Inc. (c)	21	863
PC Connection Inc.	3	67
PCM Inc. (c)	1	23
PDF Solutions Inc. (c)	2	43
Pegasystems Inc.	6	172
Perceptron Inc. (c)	1	7
Perficient Inc. (c)	3	57
PFSweb Inc. (c) (e)	2	20
Photronics Inc. (c)	7	72
Planet Payment Inc. (c)	4	16
Plantronics Inc.	3	130
Plexus Corp. (c)	3	159
Power Integrations Inc.	1	93
PRG-Schultz International Inc. (c)	1	4
Progress Software Corp.	4	111
PTC Inc. (c)	5	210
QAD Inc. - Class A (e)	1	14
Qorvo Inc. (c)	4	234
QUALCOMM Inc.	55	3,767
Qualys Inc. (c)	2	88

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
QuinStreet Inc. (c)	2	7
Rackspace Hosting Inc. (c)	14	456
Radisys Corp. (c)	4	24
Rambus Inc. (c)	9	113
RealNetworks Inc. (c)	2	9
Red Hat Inc. (c)	6	494
Reis Inc.	1	12
RetailMeNot Inc. - Class A (c)	3	34
Richardson Electronics Ltd. (e)	1	4
Rightside Group Ltd. (c)	1	8
Rofin-Sinar Technologies Inc. (c)	3	83
Rogers Corp. (c) (e)	2	109
Rosetta Stone Inc. (c)	2	14
Rubicon Project Inc. (c)	3	26
Rudolph Technologies Inc. (c) (e)	3	59
Sabre Corp. (e)	14	393
Salesforce.com Inc. (c)	8	562
Sanmina Corp. (c)	7	208
ScanSource Inc. (c)	3	92
Science Applications International Corp.	5	375
SeaChange International Inc. (c)	2	7
Seagate Technology	12	466
Semtech Corp. (c)	4	99
ServiceNow Inc. (c)	3	224
ServiceSource International Inc. (c)	1	3
ShoreTel Inc. (c)	4	28
Shutterstock Inc. (c) (e)	1	66
Sigma Designs Inc. (c)	4	30
Silicon Laboratories Inc. (c)	3	179
Silver Spring Networks Inc. (c)	4	52
Skyworks Solutions Inc.	12	919
Sonus Networks Inc. (c)	5	35
Splunk Inc. (c)	2	126
SS&C Technologies Holdings Inc.	11	363
Stamps.com Inc. (c) (e)	1	70
Stratasys Ltd. (c) (e)	3	73
SunEdison Semiconductor Ltd. (c)	2	24
SunPower Corp. (c) (e)	8	76
Super Micro Computer Inc. (c)	4	103
Sykes Enterprises Inc. (c)	4	117
Symantec Corp.	23	584
Synaptics Inc. (c) (e)	4	208
Synchronoss Technologies Inc. (c)	4	156
SYNNEX Corp.	4	472
Synopsys Inc. (c)	9	530
Syntel Inc. (c)	6	235
Systemax Inc.	2	13
Tableau Software Inc. - Class A (c)	2	132
Take-Two Interactive Software Inc. (c)	9	398
Tangoe Inc. (c)	1	5
TE Connectivity Ltd.	13	854
Tech Data Corp. (c)	3	277
TechTarget Inc. (c)	2	17
TeleNav Inc. (c)	3	20
TeleTech Holdings Inc.	4	124
Teradata Corp. (c)	13	418
Teradyne Inc.	14	298
Tessco Technologies Inc.	1	8
Tessera Technologies Inc.	5	180
Texas Instruments Inc.	33	2,305
TiVo Corp. (c) (e)	10	202
Total System Services Inc.	8	382
Transact Technologies Inc.	—	1
Travelport Worldwide Ltd.	10	148
Travelzoo Inc. (c)	1	13
Tremor Video Inc. (c)	1	2
Trimble Navigation Ltd. (c)	15	420
TTM Technologies Inc. (c)	10	114
Twitter Inc. (c) (e)	25	565
Tyler Technologies Inc. (c) (e)	1	161
Ubiquiti Networks Inc. (c) (e)	6	329
Ultimate Software Group Inc. (c)	1	147
Ultra Clean Holdings Inc. (c)	2	18
Ultratech Inc. (c)	3	65
Unisys Corp. (c) (e)	4	38
Universal Display Corp. (c) (e)	3	163
USA Technologies Inc. (c) (e)	4	20
Vantiv Inc. - Class A (c)	11	592
VASCO Data Security International Inc. (c)	3	59
Veeco Instruments Inc. (c)	4	72
VeriFone Systems Inc. (c)	10	152
Verint Systems Inc. (c)	4	169
VeriSign Inc. (c)	4	310
ViaSat Inc. (c)	5	357
Viavi Solutions Inc. (c)	23	169
Virtusa Corp. (c) (e)	1	36
Visa Inc. - Class A	60	5,003
Vishay Intertechnology Inc. (e)	12	174
Vishay Precision Group Inc. (c)	1	11
VMware Inc. - Class A (c) (e)	2	110
Web.com Group Inc. (c)	5	91
WebMD Health Corp. (c) (e)	2	118
Westell Technologies Inc. - Class A (c)	3	2
Western Digital Corp. (e)	14	792
Western Union Co.	23	481
WEX Inc. (c)	2	262
Workday Inc. - Class A (c) (e)	2	182
Xcerra Corp. (c)	4	23
Xerox Corp.	31	315
Xilinx Inc.	11	611
XO Group Inc. (c)	2	35
Yahoo! Inc. (c)	13	542
Yelp Inc. - Class A (c)	—	2
Zebra Technologies Corp. - Class A (c)	4	301
Zedge Inc. - Class B (c)	1	2
Zillow Group Inc. - Class A (c) (e)	4	127
Zillow Group Inc. - Class C (c) (e)	9	297
Zixit Corp. (c)	3	13
Zynga Inc. - Class A (c)	63	183
		169,398
MATERIALS - 4.5%
A. Schulman Inc.	3	79
AEP Industries Inc.	1	72
Air Products & Chemicals Inc.	6	965
AK Steel Holding Corp. (c) (e)	19	92
Albemarle Corp.	8	682
Alcoa Inc. (c)	44	446
Allegheny Technologies Inc. (e)	7	133
American Vanguard Corp.	4	57
Ampco-Pittsburgh Corp.	1	10
AptarGroup Inc.	5	421
Ashland Global Holdings Inc.	3	395
Avery Dennison Corp.	6	482
Axalta Coating Systems Ltd. (c)	12	331
Balchem Corp. (e)	2	183
Ball Corp. (e)	6	520
Bemis Co. Inc.	10	488
Berry Plastics Group Inc. (c)	8	358
Boise Cascade Co. (c)	4	96
Cabot Corp.	5	245
Calgon Carbon Corp.	5	72
Carpenter Technology Corp.	5	189
Celanese Corp. - Class A	6	368
Century Aluminum Co. (c)	7	48
CF Industries Holdings Inc.	17	421

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Chase Corp.	1	51
Chemtura Corp. (c)	7	215
Clearwater Paper Corp. (c)	2	114
Cliffs Natural Resources Inc. (c) (e)	12	72
Coeur d’Alene Mines Corp. (c) (e)	12	138
Commercial Metals Co.	11	171
Compass Minerals International Inc. (e)	4	259
Core Molding Technologies Inc. (c)	1	14
Crown Holdings Inc. (c)	7	375
Deltic Timber Corp. (e)	—	31
Domtar Corp.	6	233
Dow Chemical Co.	34	1,768
E. I. du Pont de Nemours & Co.	19	1,284
Eagle Materials Inc.	4	305
Eastman Chemical Co.	13	898
Ecolab Inc.	7	854
Ferro Corp. (c)	8	105
Ferroglobe Plc	5	44
Flotek Industries Inc. (c) (e)	2	22
FMC Corp. (e)	3	130
Freeport-McMoran Inc. - Class B (e)	73	792
FutureFuel Corp.	3	36
GCP Applied Technologies Inc. (c)	6	159
Gold Resource Corp. (e)	4	33
Graphic Packaging Holding Co.	40	554
Greif Inc. - Class A	3	135
Greif Inc. - Class B	1	41
Handy & Harman Ltd. (c)	—	10
Hawkins Inc.	1	42
Haynes International Inc.	1	42
HB Fuller Co.	5	244
Headwaters Inc. (c)	8	142
Hecla Mining Co. (e)	38	217
Huntsman Corp. (e)	28	453
Ingevity Corp. (c)	2	77
Innophos Holdings Inc.	2	65
Innospec Inc.	2	137
International Flavors & Fragrances Inc.	3	467
International Paper Co.	15	732
Intrepid Potash Inc. (c)	2	2
Kaiser Aluminum Corp.	1	95
KapStone Paper and Packaging Corp.	10	191
KMG Chemicals Inc.	1	32
Koppers Holdings Inc. (c)	2	75
Kraton Performance Polymers Inc. (c)	3	97
Kronos Worldwide Inc.	3	28
Louisiana-Pacific Corp. (c) (e)	10	180
LSB Industries Inc. (c) (e)	3	23
LyondellBasell Industries NV - Class A	13	1,066
Martin Marietta Materials Inc.	4	656
Materion Corp.	2	62
Mercer International Inc.	7	60
Minerals Technologies Inc.	4	247
Monsanto Co.	14	1,416
Mosaic Co.	10	256
Myers Industries Inc.	3	45
Neenah Paper Inc.	2	126
NewMarket Corp.	1	360
Newmont Mining Corp.	26	1,040
Nucor Corp.	18	891
Olin Corp.	13	265
Olympic Steel Inc. (e)	1	23
Omnova Solutions Inc. (c)	3	28
Owens-Illinois Inc. (c)	16	294
P.H. Glatfelter Co.	4	80
Packaging Corp. of America	9	713
Platform Specialty Products Corp. (c) (e)	14	115
PolyOne Corp.	9	297
PPG Industries Inc.	8	850
Praxair Inc.	11	1,285
Quaker Chemical Corp.	1	124
Rayonier Advanced Materials Inc. (e)	3	44
Real Industry Inc. (c)	2	12
Reliance Steel & Aluminum Co.	7	488
Rentech Inc. (c)	—	1
Resolute Forest Products Inc. (c)	8	40
Royal Gold Inc.	5	375
RPM International Inc.	5	292
Ryerson Holding Corp. (c)	3	29
Schnitzer Steel Industries Inc. - Class A	3	56
Schweitzer-Mauduit International Inc.	3	106
Scotts Miracle-Gro Co. - Class A	7	617
Sealed Air Corp.	9	428
Sensient Technologies Corp.	4	274
Sherwin-Williams Co.	3	816
Silgan Holdings Inc.	7	352
Sonoco Products Co.	8	435
Southern Copper Corp.	3	78
Steel Dynamics Inc.	8	194
Stepan Co.	2	150
Stillwater Mining Co. (c) (e)	12	158
SunCoke Energy Inc.	6	49
TimkenSteel Corp. (c) (e)	5	47
Trecora Resources (c)	2	22
Tredegar Corp.	2	37
Trinseo SA	6	327
Tronox Ltd. - Class A (e)	4	39
UFP Technologies Inc. (c) (e)	—	8
United States Lime & Minerals Inc.	1	33
United States Steel Corp. (e)	13	243
Universal Stainless & Alloy Products Inc. (c)	1	7
US Concrete Inc. (c) (e)	2	83
Valspar Corp.	5	573
Vulcan Materials Co.	6	672
Westlake Chemical Corp.	6	327
WestRock Co.	8	405
Worthington Industries Inc.	4	190
WR Grace & Co.	4	270
		37,913
REAL ESTATE - 0.3%
Alexander & Baldwin Inc.	5	196
Altisource Portfolio Solutions SA (c) (e)	1	45
AV Homes Inc. (c) (e)	1	16
CBRE Group Inc. - Class A (c)	19	521
Consolidated-Tomoka Land Co. (e)	—	22
Forestar Group Inc. (c) (e)	5	54
FRP Holdings Inc. (c)	—	6
HFF Inc. - Class A	5	132
Howard Hughes Corp. (c)	3	313
Jones Lang LaSalle Inc.	5	545
Kennedy-Wilson Holdings Inc.	8	170
Marcus & Millichap Inc. (c)	4	94
RE/MAX Holdings Inc. - Class A (e)	2	76
Realogy Holdings Corp. (e)	10	267
RMR Group Inc. - Class A	—	15
St. Joe Co. (c) (e)	5	86
Stratus Properties Inc. (c) (e)	—	11
Tejon Ranch Co. (c) (e)	2	51
		2,620
TELECOMMUNICATION SERVICES - 2.9%
Alaska Communications Systems Group Inc. (c) (e)	3	5
AT&T Inc.	283	11,494
ATN International Inc.	1	85

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Boingo Wireless Inc. (c)	4	39
CenturyLink Inc. (e)	52	1,429
Cincinnati Bell Inc. (c)	19	78
Cogent Communications Holdings Inc. (e)	4	133
Consolidated Communications Holdings Inc. (e)	6	152
Fairpoint Communications Inc. (c)	2	27
Frontier Communications Corp. (e)	36	150
General Communication Inc. - Class A (c)	3	47
Hawaiian Telcom Holdco Inc. (c)	1	22
IDT Corp. - Class B	2	36
Inteliquent Inc. (e)	3	51
Intelsat SA (c) (e)	3	9
Level 3 Communications Inc. (c)	8	375
Lumos Networks Corp. (c)	2	34
ORBCOMM Inc. (c)	6	57
SBA Communications Corp. (c)	5	516
Shenandoah Telecommunications Co.	5	124
Spok Holdings Inc.	2	37
Sprint Corp. - Class A (c) (e)	66	438
T-Mobile US Inc. (c)	14	640
Telephone & Data Systems Inc.	10	275
US Cellular Corp. (c)	2	78
Verizon Communications Inc.	157	8,138
Vonage Holdings Corp. (c)	18	116
Windstream Holdings Inc. (e)	10	101
Zayo Group Holdings Inc. (c)	6	185
		24,871
UTILITIES - 3.3%
AES Corp.	24	305
Allete Inc.	4	263
Alliant Energy Corp.	9	331
Ameren Corp.	9	450
American Electric Power Co. Inc.	13	825
American States Water Co.	3	126
American Water Works Co. Inc.	7	503
Aqua America Inc.	6	181
Artesian Resources Corp. - Class A	1	27
Atmos Energy Corp.	4	334
Avangrid Inc.	3	121
Avista Corp.	5	220
Black Hills Corp. (e)	5	279
California Water Service Group (e)	4	128
Calpine Corp. (c)	36	453
CenterPoint Energy Inc.	16	377
Chesapeake Utilities Corp.	1	81
CMS Energy Corp. (e)	11	442
Connecticut Water Services Inc.	1	53
Consolidated Edison Inc.	8	566
Consolidated Water Co. Ltd.	2	21
Delta Natural Gas Co. Inc. (e)	—	2
Dominion Resources Inc.	17	1,240
DTE Energy Co.	6	599
Duke Energy Corp.	18	1,472
Dynegy Inc. (c)	11	137
Edison International	9	623
El Paso Electric Co.	3	157
Empire District Electric Co.	3	115
Entergy Corp.	4	316
Eversource Energy	8	429
Exelon Corp.	24	802
FirstEnergy Corp.	14	461
Genie Energy Ltd. - Class B (e)	2	12
Great Plains Energy Inc.	13	358
Hawaiian Electric Industries Inc.	6	182
IDACORP Inc.	4	335
ITC Holdings Corp.	11	527
MDU Resources Group Inc.	17	432
MGE Energy Inc.	3	174
Middlesex Water Co.	1	42
National Fuel Gas Co.	6	306
New Jersey Resources Corp.	7	232
NextEra Energy Inc.	12	1,510
NiSource Inc.	14	337
Northwest Natural Gas Co.	2	138
NorthWestern Corp.	4	229
NRG Energy Inc.	22	249
NRG Yield Inc. - Class A	3	42
NRG Yield Inc. - Class C (e)	5	90
OGE Energy Corp.	7	234
ONE Gas Inc.	4	274
Ormat Technologies Inc.	5	234
Otter Tail Corp. (e)	3	116
Pattern Energy Group Inc. - Class A	7	158
PG&E Corp.	14	827
Piedmont Natural Gas Co. Inc.	6	341
Pinnacle West Capital Corp.	4	324
PNM Resources Inc.	5	170
Portland General Electric Co.	7	317
PPL Corp.	17	592
Public Service Enterprise Group Inc.	13	541
SCANA Corp.	5	393
Sempra Energy	6	613
SJW Corp.	2	75
South Jersey Industries Inc.	7	197
Southern Co.	26	1,340
Southwest Gas Corp.	4	278
Spark Energy Inc. - Class A (e)	1	20
Spire Inc.	4	240
Talen Energy Corp. (c) (e)	9	124
UGI Corp.	12	551
Unitil Corp.	1	45
Vectren Corp.	7	355
WEC Energy Group Inc.	8	451
Westar Energy Inc.	9	493
WGL Holdings Inc.	4	260
Xcel Energy Inc.	14	557
York Water Co. (e)	1	35
		27,789
Total Common Stocks (cost $722,476)		845,830

RIGHTS - 0.0%
Casa Lay (c) (f) (p) (q)	14	14
Community Health Systems Inc. (c)	8	—
Dyax Corp. (c) (f) (p) (q)	3	3
Property Development Center (c) (f) (p) (q)	14	1
Total Rights (cost $18)		18

SHORT TERM INVESTMENTS - 2.2%
Investment Company - 0.3%
JNL Money Market Fund, 0.24% (a) (h)	2,399	2,399

Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	16,536	16,536
Total Short Term Investments (cost $18,935)		18,935
Total Investments - 101.9% (cost $741,429)		864,783
Other Assets and Liabilities, Net - (1.9%)		(16,430)
Total Net Assets - 100.0%		$848,353

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES - 78.4%
AUSTRALIA - 2.3%
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	$3,000	$3,057

BARBADOS - 1.6%
Columbus International Inc., 7.38%, 03/30/21	2,000	2,121

BRAZIL - 2.6%
Cosan Overseas Ltd., 8.25%, (callable at 100 beginning 11/05/16) (m)	2,500	2,475
JBS Investments GmbH, 7.25%, 04/03/24	300	305
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (r)	700	717
		3,497
CAYMAN ISLANDS - 1.3%
Cementos Progreso Trust, 7.13%, 11/06/23	200	214
Ooredoo Tamweel Ltd., 3.04%, 12/03/18	1,500	1,532
		1,746
CHILE - 9.1%
Celulosa Arauco y Constitucion SA, 7.25%, 07/29/19	1,300	1,472
Colbun SA, 6.00%, 01/21/20	1,395	1,558
E.CL SA, 5.63%, 01/15/21	500	554
Empresa Electrica Angamos SA, 4.88%, 05/25/29	2,500	2,456
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (e)	1,000	951
GNL Quintero SA, 4.63%, 07/31/29	400	420
Guanay Finance Ltd., 6.00%, 12/15/20	1,732	1,769
Tanner Servicios Financieros SA, 4.38%, 03/13/18	1,535	1,547
VTR Finance BV, 6.88%, 01/15/24 (e)	1,500	1,552
		12,279
CHINA - 3.8%
CNOOC Finance 2011 Ltd., 4.25%, 01/26/21	200	216
CNPC General Capital Ltd., 2.75%, 05/14/19	800	818
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20	2,000	2,035
Tencent Holdings Ltd., 2.88%, 02/11/20	2,000	2,054
		5,123
COLOMBIA - 8.3%
Avianca Holdings SA, 8.38%, 05/10/20	1,000	952
Banco de Bogota SA, 6.25%, 05/12/26 (r)	1,000	1,056
Bancolombia SA, 6.13%, 07/26/20 (e)	2,000	2,155
Empresa de Energia de Bogota SA ESP, 6.13%, 11/10/21	650	671
Empresas Publicas de Medellin ESP, 7.63%, 07/29/19	1,650	1,871
Grupo Aval Ltd., 4.75%, 09/26/22	2,500	2,474
SUAM Finance BV, 4.88%, 04/17/24	1,400	1,485
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	500	520
		11,184
COSTA RICA - 3.4%
Banco de Costa Rica, 5.25%, 08/12/18	1,850	1,896
Banco Nacional de Costa Rica, 5.88%, 04/25/21 (r)	2,500	2,607
		4,503
DOMINICAN REPUBLIC — 1.4%
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	1,794	1,848

GUATEMALA - 2.5%
Agromercantil Senior Trust, 6.25%, 04/10/19	750	780
Comcel Trust via Comunicaciones Celulares SA, 6.88%, 02/06/24	600	617
Industrial Senior Trust, 5.50%, 11/01/22	2,000	1,980
		3,377
HONG KONG - 0.3%
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22	400	424

INDIA - 6.6%
Adani Ports & Special Economic Zone Ltd., 3.50%, 07/29/20	1,200	1,215
Bharti Airtel Ltd., 4.38%, 06/10/25 (e)	1,000	1,041
Export-Import Bank of India, 3.13%, 07/20/21	2,000	2,062
Indian Oil Corp. Ltd., 5.63%, 08/02/21	1,500	1,694
ONGC Videsh Ltd., 3.25%, 07/15/19	2,500	2,565
Reliance Holdings USA Inc., 5.40%, 02/14/22	250	282
		8,859
ISRAEL - 4.3%
Delek & Avner Yam Tethys Ltd., 5.41%, 12/30/35 (r)	2,500	2,663
Israel Electric Corp. Ltd., 5.63%, 06/21/18	3,000	3,169
		5,832
JAMAICA - 1.4%
Digicel Group Ltd., 7.13%, 04/01/22	2,400	1,847

LUXEMBOURG - 0.7%
Minerva Luxembourg SA, 8.75%, (callable at 100 beginning 04/03/19) (m)	986	993

MALAYSIA - 3.2%
Axiata Group Bhd, 3.47%, 11/19/20	1,000	1,049
Malayan Banking Bhd, 3.25%, 09/20/22 (i)	1,200	1,212
Petronas Global Sukuk Ltd., 2.71%, 03/18/20	2,000	2,044
		4,305
MEXICO - 10.5%
Banco Mercantil del Norte SA, 6.86%, 10/13/21 (i)	160	159
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/25	500	518
3.80%, 08/11/26 (i)	1,500	1,455
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 4.13%, 11/09/22	500	514
BBVA Bancomer SA
6.01%, 05/17/22 (i)	1,400	1,403
6.75%, 09/30/22	1,000	1,118
Credito Real SAB de CV SOFOM ER, 7.25%, 07/20/23 (r)	1,200	1,204
Grupo Idesa SA de CV, 7.88%, 12/18/20 (e)	1,400	1,400
Grupo Posadas SAB de CV, 7.88%, 06/30/22	2,000	2,080
Petroleos Mexicanos
6.63%, (callable at 100 beginning 11/14/16) (m)	300	294
3.50%, 07/18/18	2,500	2,557
Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21	1,500	1,470
		14,172
NETHERLANDS - 1.2%
AES Andres BV, 7.95%, 05/11/26 (e) (r)	1,500	1,598

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PANAMA - 3.6%
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23	250	270
5.63%, 05/18/36	300	317
5.63%, 05/18/36 (e) (r)	500	528
ENA Norte Trust, 4.95%, 04/25/23	1,073	1,116
Global Bank Corp., 5.13%, 10/30/19 (e)	2,500	2,625
		4,856
PARAGUAY - 1.5%
Banco Continental SAECA, 8.88%, 10/15/17	500	501
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	1,500	1,552
		2,053
PERU - 4.9%
Abengoa Transmision Sur SA
6.88%, 04/30/43	900	963
6.88%, 04/30/43 (r)	1,300	1,391
Fondo Mivivienda SA, 3.38%, 04/02/19	400	413
Peru Enhanced Pass-Through Finance Ltd., 0.00%, 06/02/25 (j)	3,420	2,787
Union Andina de Cementos SAA, 5.88%, 10/30/21 (e)	1,000	1,050
		6,604
SINGAPORE - 3.7%
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24	2,242	2,341
United Overseas Bank Ltd., 3.50%, 09/16/26	2,500	2,575
		4,916
UNITED STATES OF AMERICA - 0.2%
Reliance Holding USA Inc., 4.50%, 10/19/20	250	270
Total Corporate Bonds and Notes (cost $103,463)		105,464

GOVERNMENT AND AGENCY OBLIGATIONS - 13.1%
COSTA RICA - 2.0%
Costa Rica Government International Bond, 10.00%, 08/01/20 (e)	1,930	2,340
Instituto Costarricense de Electricidad, 6.95%, 11/10/21	320	339
		2,679
DOMINICAN REPUBLIC - 0.9%
Dominican Republic International Bond, 9.04%, 01/23/18	1,105	1,157

HUNGARY - 1.5%
Hungary Government International Bond, 4.00%, 03/25/19	2,000	2,097

PANAMA - 4.0%
Banco Latinoamericano de Comercio Exterior SA, 3.25%, 05/07/20 (e)	2,022	2,068
Panama Government International Bond, 5.20%, 01/30/20	3,000	3,315
		5,383
POLAND - 2.1%
Poland Government International Bond, 5.13%, 04/21/21	2,500	2,826

QATAR - 2.6%
Qatar Government International Bond, 2.38%, 06/02/21	3,500	3,526
Total Government and Agency Obligations (cost $17,634)		17,668

SHORT TERM INVESTMENTS - 12.4%
Investment Company - 6.8%
JNL Money Market Fund, 0.24% (a) (h)	9,152	9,152

Securities Lending Collateral - 5.6%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	7,581	7,581
Total Short Term Investments (cost $16,733)		16,733
Total Investments - 103.9% (cost $137,830)		139,865
Other Assets and Liabilities, Net - (3.9%)		(5,250)
Total Net Assets - 100.0%		$134,615

JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 47.6%
Ajax Mortgage Loan Trust, 4.25%, 07/25/47 (k) (r)	$4,761	$4,763
ALM XIV Ltd., 2.84%, 07/28/26 (i) (r)	4,000	4,020
ALM XIX LLC
2.18%, 07/15/28 (i) (r)	5,000	5,007
2.83%, 07/15/28 (i) (r)	5,000	4,996
Alternative Loan Trust REMIC
6.00%, 08/25/36	2,112	1,852
6.50%, 10/25/36	1,710	1,476
Anchorage Capital CLO 5 Ltd., 2.28%, 10/15/26 (i) (r)	1,000	1,006
Anchorage Capital CLO Ltd., 2.97%, 01/13/27 (i) (r)	5,000	5,000
Apidos CLO XX, 3.03%, 01/19/27 (i) (r)	1,000	1,000
Apidos CLO XXIV, 2.70%, 07/20/27 (i) (r)	5,000	4,983
Ares IIIR/IVR CLO Ltd., 0.90%, 04/16/21 (i) (r)	292	290
Avant Loans Funding Trust
3.92%, 08/15/17 (r)	324	325
2.96%, 09/16/19 (r)	934	935
Avery Point CLO Ltd., 2.23%, 04/25/26 (i) (r)	5,000	5,013
Banc of America Alternative Loan Trust REMIC
6.00%, 11/25/35	1,678	1,588
6.50%, 02/25/36	1,283	1,213
Banc of America Commercial Mortgage Trust REMIC
5.77%, 10/10/17 (i)	160	164
5.45%, 09/10/47	123	123
Banc of America Re-Remic Trust, 5.76%, 06/15/17 (i) (r)	2,467	2,519
Battalion CLO Ltd., 1.47%, 07/14/22 (i) (r)	1,000	985
BBCMS Trust REMIC, 4.43%, 09/10/20 (i) (r)	425	426
Bear Stearns ALT-A Trust REMIC, 3.08%, 07/25/36 (i)	9,024	7,473
Bear Stearns Asset Backed Securities Trust REMIC, 0.95%, 07/25/36 (i)	4,363	4,319
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	1,374	1,384
BlueMountain CLO Ltd.
2.23%, 11/20/24 (i) (r)	1,000	1,000
2.02%, 05/15/25 (i) (r)	1,000	996
2.15%, 07/20/26 (i) (r)	1,500	1,501
2.16%, 10/15/26 (i) (r)	1,000	1,000
2.95%, 01/20/27 (i) (r)	500	501
3.90%, 01/20/27 (i) (r)	500	498
2.92%, 04/13/27 (i) (r)	500	501
4.23%, 07/18/27 (i) (r)	500	468
2.18%, 10/20/27 (i) (r)	500	501

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CAM Mortgage Trust REMIC, 4.00%, 01/15/56 (i) (r)	6,695	6,663
Carlyle Global Market Strategies CLO Ltd.
1.93%, 04/20/22 (i) (r)	2,006	2,006
2.09%, 01/20/25 (i) (r)	1,000	1,000
2.43%, 04/18/25 (i) (r)	1,000	988
2.83%, 07/27/26 (i) (r)	3,000	2,988
Carlyle High Yield Partners X Ltd., 0.90%, 04/19/22 (i) (r)	486	485
Cent CLO 21 Ltd., 2.22%, 07/27/26 (i) (r)	500	499
CFCRE Commercial Mortgage Trust REMIC
5.04%, 04/10/26 (i)	2,332	2,436
Interest Only, 1.25%, 12/12/25 (i)	5,125	400
Interest Only, 1.94%, 05/10/58 (i)	18,859	2,319
Citigroup Commercial Mortgage Trust REMIC
5.90%, 06/10/17 (i)	2,399	2,437
3.14%, 12/10/24	461	483
4.58%, 01/10/25 (i)	828	812
4.65%, 11/10/25	311	319
6.33%, 12/10/49 (i)	2,332	2,401
6.33%, 12/10/49 (i)	420	434
Interest Only, 1.42%, 03/10/47 (i)	40,790	2,613
Interest Only, 1.44%, 05/10/47 (i)	37,301	2,671
Interest Only, 1.06%, 11/13/48 (i)	4,046	230
Interest Only, 1.51%, 02/10/49 (i)	4,339	400
Interest Only, 1.97%, 04/10/49 (i)	8,620	1,113
Interest Only, 1.88%, 04/15/49 (i)	7,708	901
Citigroup Mortgage Loan Trust REMIC, 3.50%, 10/25/33 (i) (r)	2,332	2,381
CitiMortgage Alternative Loan Trust REMIC, 6.00%, 07/25/36	1,989	1,776
COBALT CMBS Commercial Mortgage Trust REMIC, 5.95%, 07/15/17 (i)	2,332	2,381
COMM Mortgage Trust REMIC
4.50%, 02/10/25 (i) (r)	1,750	1,369
4.80%, 12/10/25 (i)	450	459
Interest Only, 1.54%, 10/10/46 (i)	40,607	2,574
Interest Only, 1.21%, 10/10/48 (i)	5,369	365
Commercial Mortgage Loan Trust REMIC, 6.30%, 09/10/17 (i)	1,098	1,129
Commercial Mortgage Pass-Through Certificates REMIC, 4.80%, 10/10/25 (i)	306	318
Commercial Mortgage Trust REMIC
5.87%, 08/10/17 (i)	362	373
Interest Only, 1.49%, 06/10/47 (i)	39,859	2,675
Commonbond Student Loan Trust, 3.32%, 05/25/40 (r)	3,726	3,754
Conn’s Receivables Funding LLC, 4.57%, 09/15/20 (r)	1,815	1,817
Credit Suisse Commercial Mortgage Trust REMIC
6.13%, 07/15/17 (i)	1,866	1,917
6.27%, 02/15/41 (i) (r)	120	124
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 12/25/35	1,598	1,529
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (i)	233	239
5.34%, 12/15/39	2,336	2,337
CSAIL Commercial Mortgage Trust REMIC, 4.74%, 11/18/25 (i)	309	316
CSMC Trust REMIC
5.69%, 04/16/17 (i) (r)	1,185	1,189
3.37%, 08/15/17 (i) (r)	500	490
DBJPM Mortgage Trust REMIC
3.51%, 05/10/49 (i)	801	773
Interest Only, 1.66%, 05/10/49 (i)	13,754	1,479
Deutsche Alt-A Securities Mortgage Loan Trust REMIC, 0.83%, 09/25/47 (i)	2,612	2,048
Dorchester Park CLO Ltd., 3.90%, 01/20/27 (i) (r)	1,000	1,011
Dryden XXXI Senior Loan Fund, 2.58%, 04/18/26 (i) (r)	2,000	1,999
Dryden XXXIII Senior Loan Fund, 2.68%, 07/15/26 (i) (r)	1,750	1,753
FirstKey Mortgage Trust REMIC, 3.50%, 12/25/33 (i) (r)	8,655	8,850
Flagship Credit Auto Trust, 2.43%, 06/15/21 (r)	1,000	1,007
Flatiron CLO Ltd., 0.91%, 10/15/21 (i) (r)	309	307
Franklin CLO VI Ltd., 1.02%, 08/09/19 (i) (r)	766	760
FREMF Mortgage Trust REMIC, 4.19%, 02/25/26 (i) (r)	1,489	1,510
Galaxy XV CLO Ltd.
1.93%, 04/15/25 (i) (r)	1,000	999
2.53%, 04/15/25 (i) (r)	1,000	994
Galaxy XVIII CLO Ltd., 2.15%, 10/15/26 (i) (r)	5,000	4,998
GE Capital Commercial Mortgage Corp. REMIC, 5.49%, 03/10/44 (i)	1,840	1,859
GE Commercial Mortgage Corp. Series Trust REMIC, 5.61%, 12/10/49 (i)	500	495
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 02/10/17	400	403
6.24%, 09/10/17 (i)	1,481	1,481
GS Mortgage Securities Trust REMIC
5.99%, 05/10/17 (i)	1,992	2,022
4.66%, 11/10/47 (i) (r)	201	164
Interest Only, 1.53%, 10/10/25 (i)	3,481	315
Interest Only, 1.33%, 04/10/47 (i)	10,675	637
Interest Only, 1.00%, 09/10/47 (i)	10,558	513
Interest Only, 0.99%, 11/10/48 (i)	5,722	340
GSCCRE Commercial Mortgage Trust, 3.27%, 08/15/17 (i) (r)	1,518	1,507
Home Equity Loan Trust REMIC, 0.69%, 04/25/37 (i)	3,000	2,647
ING IM CLO Ltd., 2.06%, 03/14/22 (i) (r)	217	217
Jamestown CLO III Ltd., 2.13%, 01/15/26 (i) (r)	3,000	2,997
JPMBB Commercial Mortgage Securities Trust REMIC
4.82%, 10/15/25 (i)	420	399
4.77%, 11/15/25 (i)	359	376
Interest Only, 1.25%, 08/15/47 (i)	13,459	854
Interest Only, 1.11%, 09/15/47 (i)	48,755	2,715
Interest Only, 1.87%, 06/15/49 (i)	34,981	3,789
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
6.07%, 01/12/18	366	376
5.37%, 05/15/47	408	409
5.88%, 02/12/49 (i)	2,884	2,934
6.21%, 02/15/51 (i)	350	360
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	1,584	1,592
5.47%, 02/12/17 (i)	400	404
5.94%, 05/15/17 (i)	299	303
5.94%, 06/15/17 (i)	411	414
6.09%, 09/12/17 (i)	500	518
6.19%, 11/15/17 (i)	413	417
5.48%, 05/15/45 (i)	295	296
6.29%, 02/12/51 (i)	400	400
Interest Only, 1.31%, 01/15/49 (i)	4,987	316
JPMorgan Mortgage Trust REMIC, 4.35%, 12/27/18 (r)	1,857	1,772
LB Commercial Mortgage Trust REMIC
6.11%, 06/15/17 (i) (r)	557	570
6.11%, 06/15/17 (i)	3,004	3,070

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
LB-UBS Commercial Mortgage Trust REMIC
5.46%, 01/15/17	244	246
6.08%, 06/15/38 (i)	59	59
5.48%, 02/15/40	500	501
6.45%, 09/15/45 (i)	2,332	2,345
LCM LP, 2.18%, 07/15/26 (i) (r)	1,000	1,000
LSTAR Commercial Mortgage Trust Interest Only, 2.11%, 06/10/25 (i) (r)	17,556	1,683
Madison Park Funding IV Ltd., 1.17%, 03/22/21 (i) (r)	500	482
Madison Park Funding XV Ltd., 3.13%, 01/27/26 (i) (r)	4,000	4,002
Madison Park Funding XVI Ltd., 3.70%, 04/20/26 (i) (r)	1,000	1,001
MarketPlace Loan Trust, 4.00%, 10/15/21 (r)	422	423
Merrill Lynch Mortgage Trust REMIC
6.01%, 07/12/17 (i)	1,854	1,792
5.79%, 05/12/39 (i)	69	69
5.80%, 08/12/43 (i)	163	163
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/14/48	798	802
ML-CFC Commercial Mortgage Trust REMIC, 5.81%, 06/12/50 (i)	2,034	2,068
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.68%, 09/15/25 (i)	420	441
3.06%, 10/15/25 (r)	550	394
3.24%, 11/15/25 (r)	297	190
4.69%, 11/15/25 (i)	207	209
4.91%, 04/15/26 (i)	2,371	2,496
Interest Only, 1.33%, 02/15/24 (i)	17,007	972
Interest Only, 1.45%, 01/15/26 (i)	4,631	400
Morgan Stanley Capital I Inc., 3.52%, 11/15/17 (i) (r)	315	315
Morgan Stanley Capital I Trust REMIC
5.69%, 04/15/17 (i)	459	464
0.96%, 07/15/19 (i) (r)	2,241	2,206
5.48%, 02/12/44 (i)	2,328	2,339
5.41%, 03/15/44	1,604	1,616
5.79%, 07/12/44 (i)	161	161
Interest Only, 1.13%, 12/15/48 (i)	4,971	332
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 08/15/45 (i) (r)	3,067	3,109
Nationstar HECM Loan Trust, 2.24%, 06/25/18 (f) (r)	5,586	5,593
Nautique Funding II CLO Ltd., 1.43%, 04/17/21 (i) (r)	1,065	1,045
Nautique Funding Ltd., 1.07%, 04/15/20 (i) (r)	1,000	996
OneMain Financial Issuance Trust
2.47%, 12/18/17 (r)	827	829
2.57%, 10/18/18 (r)	1,000	1,004
OZLM VI Ltd., 2.83%, 04/17/26 (i) (r)	1,000	1,000
Palisades Center Trust REMIC, 3.36%, 04/13/21 (r)	1,721	1,744
Palmer Square CLO Ltd., 3.12%, 10/17/25 (r)	2,000	2,005
Palmer Square Loan Funding Ltd.
1.98%, 06/21/24 (i) (r)	10,000	9,999
2.73%, 06/21/24 (i) (r)	1,150	1,150
Progress Residential Trust REMIC, 3.03%, 09/17/18 (i) (r)	2,000	2,028
Race Point CLO Ltd., 2.21%, 11/08/24 (i) (r)	2,000	2,000
RALI Trust REMIC, 6.00%, 09/25/36	2,135	1,759
Regatta V Funding Ltd., 1.63%, 07/20/28 (i) (r)	1,000	1,000
Residential Asset Securitization Trust REMIC
5.75%, 02/25/36	1,390	1,301
6.00%, 05/25/36	1,762	1,379
RFMSI Trust REMIC, 6.00%, 04/25/36	1,906	1,793
Seneca Park CLO Ltd., 2.63%, 07/17/26 (i) (r)	3,000	2,985
Silverado CLO II Ltd., 0.92%, 10/16/20 (i) (r)	250	247
Sofi Consumer Loan Program LLC, 3.26%, 07/25/21 (r)	3,743	3,776
Sound Harbor Loan Fund Ltd., 2.26%, 10/30/26 (i) (r)	2,000	2,000
SpringCastle America Funding LLC
2.70%, 05/25/23 (r)	3,970	3,982
3.05%, 04/25/29 (f) (r)	4,500	4,505
Springleaf Funding Trust, 3.16%, 05/15/19 (r)	4,000	4,050
Spruce ABS Trust, 4.32%, 01/18/22 (r)	2,633	2,626
Stewart Park CLO Ltd., 2.68%, 04/15/26 (i) (r)	3,200	3,181
Structured Asset Securities Corp. Trust REMIC, 5.75%, 04/25/35	4,924	4,514
Symphony CLO VIII LP, 1.57%, 01/09/23 (i) (r)	652	652
Symphony CLO XI Ltd., 1.98%, 01/17/25 (i) (r)	5,750	5,750
THL Credit Wind River CLO Ltd.
2.37%, 07/15/28 (i) (r)	4,000	4,007
3.07%, 07/15/28 (i) (r)	5,000	4,984
Velocity Commercial Capital Loan Trust REMIC, 3.53%, 04/25/46 (i) (r)	3,633	3,603
Venture CDO Ltd.
2.18%, 04/15/26 (i) (r)	2,000	1,998
2.16%, 07/15/26 (i) (r)	2,500	2,500
Venture VIII CDO Ltd., 0.92%, 07/22/21 (i) (r)	487	478
Venture XVIII CLO Ltd., 2.13%, 10/15/26 (i) (r)	3,000	2,997
Venture XX CLO Ltd., 2.17%, 04/15/27 (i) (r)	2,000	2,000
Voya CLO Ltd., 2.17%, 10/14/26 (i) (r)	4,500	4,500
Voya CLO V Ltd., 0.99%, 05/01/22 (i) (r)	2,086	2,078
Wachovia Bank Commercial Mortgage Trust REMIC
5.82%, 09/15/17 (i)	65	67
5.38%, 12/15/43	2,566	2,589
5.41%, 12/15/43 (i)	420	421
5.66%, 03/15/45 (i)	36	36
6.29%, 06/15/45 (i)	1,885	1,898
6.16%, 02/15/51 (i)	500	510
6.16%, 02/15/51 (i)	481	482
Wedgewood Real Estate Trust REMIC, 3.45%, 07/15/46 (i) (r)	3,325	3,321
Wells Fargo & Co. Interest Only REMIC, 1.17%, 12/15/48 (i)	5,107	344
Wells Fargo Alternative Loan Trust REMIC, 6.25%, 07/25/37	1,708	1,543
Wells Fargo Commercial Mortgage Trust REMIC
3.94%, 06/15/24 (r)	325	264
4.77%, 11/15/25 (i)	400	417
3.76%, 11/18/25 (i)	375	310
4.76%, 11/18/25 (i)	310	323
3.81%, 12/15/25	363	401
4.69%, 09/15/58 (i)	302	313
4.88%, 01/15/59 (i)	311	303
Interest Only, 1.27%, 07/15/25 (i)	4,472	333
Wells Fargo Mortgage Backed Securities Trust REMIC
5.75%, 04/25/37	4,482	4,431
6.00%, 06/25/37	1,699	1,671
3.12%, 08/25/37 (i)	1,941	1,767
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.08%, 12/15/46 (i)	62,911	2,623
Interest Only, 1.41%, 03/15/47 (i)	49,460	3,028
Interest Only, 1.32%, 08/15/47 (i)	3,316	209
Interest Only, 1.98%, 03/15/59 (i)	2,873	341
WinWater Mortgage Loan Trust REMIC, 3.00%, 12/20/30 (i) (r)	5,469	5,605
Total Non-U.S. Government Agency Asset-Backed Securities (cost $366,249)		368,173

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 15.8%
CONSUMER DISCRETIONARY - 0.8%
Amazon.com Inc., 2.60%, 12/05/19	1,315	1,365
Comcast Corp.
6.50%, 01/15/17	225	229
5.88%, 02/15/18	740	786
Globo Comunicacao e Participacoes SA, 5.31%, 05/11/22 (k)	400	405
Kia Motors Corp., 2.63%, 04/21/21 (r)	1,500	1,549
Newell Rubbermaid Inc., 2.60%, 03/29/19 (l)	1,155	1,181
TV Azteca SAB de CV, 7.50%, 05/25/18	300	250
		5,765
CONSUMER STAPLES - 1.2%
CVS Health Corp., 1.90%, 07/20/18	1,290	1,302
General Mills Inc., 2.20%, 10/21/19	1,053	1,075
Kraft Heinz Foods Co., 2.00%, 07/02/18	1,075	1,086
Kroger Co., 6.15%, 01/15/20	750	852
Minerva Luxembourg SA, 8.75%, (callable at 100 beginning 04/03/19) (m)	500	504
Molson Coors Brewing Co., 1.45%, 07/15/19	520	518
Mondelez International Inc., 2.25%, 02/01/19	555	565
PepsiCo Inc., 2.15%, 10/14/20	915	939
Philip Morris International Inc., 5.65%, 05/16/18	1,192	1,275
Reynolds American Inc., 3.25%, 06/12/20	640	673
Want Want China Finance Ltd., 1.88%, 05/14/18 (r)	500	498
		9,287
ENERGY - 1.8%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22	1,000	1,091
BP Capital Markets Plc
1.67%, 02/13/18	224	225
1.68%, 05/03/19	800	803
Chevron Corp., 1.56%, 05/16/19	695	699
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	1,500	1,529
CNPC General Capital Ltd., 2.75%, 05/14/19	200	204
Delek & Avner Tamar Bond Ltd., 4.44%, 12/30/20 (r)	1,000	1,055
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	1,200	1,217
ONGC Videsh Ltd., 3.25%, 07/15/19	1,500	1,539
Petroleos Mexicanos
3.50%, 07/18/18	1,000	1,023
5.50%, 02/04/19	300	316
Petronas Global Sukuk Ltd., 2.71%, 03/18/20	1,500	1,533
Reliance Holding USA Inc., 4.50%, 10/19/20	500	540
Shell International Finance BV, 1.38%, 05/10/19	685	683
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20	1,000	1,018
		13,475
FINANCIALS - 6.7%
Agromercantil Senior Trust, 6.25%, 04/10/19	625	650
American Express Credit Corp.
1.80%, 07/31/18	855	860
2.25%, 08/15/19	350	357
American Honda Finance Corp.
1.70%, 02/22/19	1,085	1,094
1.20%, 07/12/19	285	283
Anheuser-Busch InBev Finance Inc., 1.90%, 02/01/19	685	692
Banco Davivienda SA, 2.95%, 01/29/18	1,000	1,007
Banco de Costa Rica, 5.25%, 08/12/18	1,100	1,128
Banco GNB Sudameris SA, 3.88%, 05/02/18	1,400	1,398
Banco Mercantil del Norte SA, 6.86%, 10/13/21 (i)	1,150	1,144
Banco Nacional de Costa Rica, 4.88%, 11/01/18	500	514
Banco Regional SAECA, 8.13%, 01/24/19	200	215
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 5.95%, 01/30/24	1,000	1,048
Bancolombia SA, 6.13%, 07/26/20	500	539
Bank of America Corp., 2.00%, 01/11/18	1,635	1,643
Bank of Montreal, 1.50%, 07/18/19	1,240	1,237
BB&T Corp., 2.25%, 02/01/19	1,100	1,121
BBVA Banco Continental SA, 3.25%, 04/08/18	1,000	1,018
BBVA Bancomer SA
6.50%, 03/10/21	200	218
6.01%, 05/17/22 (i)	1,500	1,503
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	1,020	1,029
1.30%, 08/15/19	425	426
Caterpillar Financial Services Corp., 1.70%, 06/16/18	945	952
Citigroup Inc., 2.05%, 12/07/18	1,645	1,657
Corp. Financiera de Desarrollo SA, 3.25%, 07/15/19	1,500	1,553
Corpbanca SA
3.13%, 01/15/18	750	759
3.88%, 09/22/19	250	261
Daimler Finance North America LLC, 2.25%, 03/02/20 (r)	1,075	1,091
DBS Bank Ltd., 3.62%, 09/21/22	200	203
ENA Norte Trust, 4.95%, 04/25/23	413	429
Export-Import Bank of India, 3.13%, 07/20/21	1,500	1,546
Fondo Mivivienda SA, 3.38%, 04/02/19	500	516
Global Bank Corp., 5.13%, 10/30/19	600	630
Goldman Sachs Group Inc., 2.90%, 07/19/18	1,190	1,217
Grupo Aval Ltd., 5.25%, 02/01/17	200	201
GrupoSura Finance SA, 5.70%, 05/18/21	400	435
Guanay Finance Ltd., 6.00%, 12/15/20	1,446	1,477
Industrial Senior Trust, 5.50%, 11/01/22	500	495
IOI Investment L Bhd, 4.38%, 06/27/22	600	636
John Deere Capital Corp.
1.60%, 07/13/18	349	351
1.95%, 01/08/19	530	539
JPMorgan Chase & Co., 2.25%, 01/23/20	1,080	1,094
Malayan Banking Bhd, 3.25%, 09/20/22 (i)	1,000	1,010
Morgan Stanley, 2.45%, 02/01/19	1,410	1,436
MUFG Americas Holdings Corp.
1.63%, 02/09/18	325	326
2.25%, 02/10/20	630	637
National Rural Utilities Cooperative Finance Corp., 2.30%, 11/15/19	1,055	1,081
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24	1,675	1,749
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (j)	258	252
0.00%, 06/02/25 (j)	1,000	815
PNC Funding Corp., 4.38%, 08/11/20	715	782
Royal Bank of Canada, 2.00%, 12/10/18	1,260	1,275
Shire Acquisitions Investments Ireland Ltd., 1.90%, 09/23/19	705	706
Synchrony Financial, 3.00%, 08/15/19	595	609
Tanner Servicios Financieros SA, 4.38%, 03/13/18	700	705
Toronto-Dominion Bank, 1.75%, 07/23/18	1,140	1,147
Toyota Motor Credit Corp.
1.55%, 07/13/18	400	402
1.70%, 02/19/19	290	292

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
United Overseas Bank Ltd.
3.75%, 09/19/24 (i)	600	622
3.50%, 09/16/26	700	721
Wells Fargo & Co., 1.50%, 01/16/18	1,125	1,126
Westpac Banking Corp.
1.95%, 11/23/18	650	655
1.60%, 08/19/19	370	370
		51,884
HEALTH CARE - 1.6%
AbbVie Inc., 1.80%, 05/14/18	1,215	1,220
Aetna Inc., 1.90%, 06/07/19	835	842
AstraZeneca Plc, 1.75%, 11/16/18	905	912
Cardinal Health Inc., 1.95%, 06/15/18	1,340	1,353
Celgene Corp., 2.13%, 08/15/18	1,180	1,193
Covidien International Finance SA, 6.00%, 10/15/17	315	330
Express Scripts Holding Co., 2.25%, 06/15/19	1,065	1,080
Laboratory Corp. of America Holdings, 2.50%, 11/01/18	610	620
McKesson Corp., 1.29%, 03/10/17	1,080	1,081
Mylan NV, 2.50%, 06/07/19 (r)	1,285	1,296
Teva Pharmaceutical Finance III BV, 1.70%, 07/19/19	345	344
Thermo Fisher Scientific Inc., 2.15%, 12/14/18	785	794
WellPoint Inc.
1.88%, 01/15/18	225	226
2.30%, 07/15/18	1,100	1,115
Zimmer Biomet Holdings Inc., 1.45%, 04/01/17	218	218
		12,624
INDUSTRIALS - 0.6%
Adani Ports & Special Economic Zone Ltd., 3.50%, 07/29/20	1,500	1,519
Aeropuerto Internacional de Tocumen SA, 5.75%, 10/09/23	1,400	1,512
Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19 (k)	200	210
Hutchison Whampoa International 12 Ltd., 6.00%, (callable at 100 beginning 05/07/17) (m)	400	408
United Technologies Corp.
1.78%, 05/04/18 (k)	400	402
6.13%, 02/01/19	674	747
		4,798
INFORMATION TECHNOLOGY - 0.7%
Apple Inc., 1.70%, 02/22/19	510	516
Cisco Systems Inc., 1.40%, 09/20/19	890	891
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (r)	1,357	1,383
Microsoft Corp., 1.10%, 08/08/19	455	453
Oracle Corp.
2.38%, 01/15/19	50	51
2.25%, 10/08/19	1,065	1,091
Tencent Holdings Ltd., 2.88%, 02/11/20	1,000	1,027
Xerox Corp., 2.95%, 03/15/17	220	221
		5,633
MATERIALS - 0.3%
Cemex SAB de CV, 5.43%, 10/15/18 (i)	1,000	1,040
Inversiones CMPC SA, 4.75%, 01/19/18	1,500	1,536
		2,576
REAL ESTATE - 0.3%
Boston Properties LP, 5.88%, 10/15/19	1,115	1,238
Simon Property Group LP
2.15%, 09/15/17	345	347
2.20%, 02/01/19	990	1,009
		2,594
TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc., 2.30%, 03/11/19	1,140	1,159
Axiata Group Bhd, 3.47%, 11/19/20	1,500	1,573
British Telecommunications Plc, 5.95%, 01/15/18	1,000	1,058
Digicel Group Ltd.
8.25%, 09/30/20	800	695
7.13%, 04/01/22	200	154
Ooredoo Tamweel Ltd., 3.04%, 12/03/18	1,500	1,532
Orange SA, 2.75%, 02/06/19	1,116	1,149
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	200	207
Verizon Communications Inc., 2.63%, 02/21/20	1,400	1,440
		8,967
UTILITIES - 0.6%
Duke Energy Corp., 1.63%, 08/15/17	1,075	1,078
Empresa de Energia de Bogota SA ESP, 6.13%, 11/10/21	400	413
Empresas Publicas de Medellin ESP, 7.63%, 07/29/19	300	340
Inkia Energy Ltd., 8.38%, 04/04/21	400	415
Israel Electric Corp. Ltd., 5.63%, 06/21/18	1,500	1,585
Southern Co.
2.45%, 09/01/18	1,014	1,034
1.85%, 07/01/19	35	35
		4,900
Total Corporate Bonds and Notes (cost $121,615)		122,503

VARIABLE RATE SENIOR LOAN INTERESTS - 2.3% (i)
CONSUMER DISCRETIONARY - 0.8%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	562	566
Boyd Gaming Corp. Term Loan B-2, 3.54%, 12/31/19	420	423
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	562	565
Leslie’s Poolmart Inc. Term Loan, 5.25%, 08/09/23	605	608
McGraw-Hill Global Education Holdings LLC Term Loan B, 5.00%, 05/02/22	603	607
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	562	567
Revlon Consumer Products Corp. Term Loan B, 4.25%, 07/14/23	610	611
Reynolds Group Holdings Inc. Term Loan, 4.25%, 01/14/23	607	609
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	607	608
Tribune Media Co. Term Loan, 3.75%, 12/27/20	567	571
Yum! Brands Inc. 1st Lien Term Loan B, 3.28%, 05/23/23	595	599
		6,334
CONSUMER STAPLES - 0.2%
Albertsons LLC Term Loan B-4, 4.50%, 08/25/21	603	607
NBTY INC. Term Loan B, 5.00%, 05/05/23	604	606
		1,213
FINANCIALS - 0.1%
Asurion LLC Term Loan B-1, 5.00%, 05/24/19	526	527

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Asurion LLC Term Loan B-4, 5.00%, 08/04/22	334	336
		863
HEALTH CARE - 0.2%
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	607	605
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	562	564
MPH Acquisition Holdings LLC Term Loan B, 5.00%, 05/16/20	569	576
		1,745
INDUSTRIALS - 0.4%
BE Aerospace Inc. Term Loan B, 3.76%, 11/12/21	565	571
Harbor Freight Tools USA Inc. Term Loan B, 4.00%, 08/15/23	605	608
Hertz Corp. Term Loan B, 3.50%, 06/02/23	599	603
TransDigm Inc. Delayed Draw Term Loan F, 3.75%, 05/25/23	152	152
TransDigm Inc. Term Loan F, 3.75%, 05/25/23	169	169
Univar Inc. Term Loan, 4.25%, 06/30/22	572	573
		2,676
INFORMATION TECHNOLOGY - 0.3%
Avago Technologies Cayman Ltd. Term Loan B-3, 3.52%, 02/01/23	432	437
Dell Inc. Term Loan B, 4.00%, 06/02/23	607	610
Dell Software Group Term Loan B, 0.00%, 09/08/20 (z)	485	481
First Data Corp. Extended Term Loan, 4.53%, 03/24/21	608	612
RP Crown Parent LLC Term Loan B, 5.25%, 09/21/23	190	190
		2,330
MATERIALS - 0.1%
Berry Plastics Holding Corp. Term Loan H, 3.75%, 10/01/22	605	606

TELECOMMUNICATION SERVICES - 0.2%
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/06/22	565	568
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	559	559
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	562	566
		1,693
Total Variable Rate Senior Loan Interests (cost $17,397)		17,460

GOVERNMENT AND AGENCY OBLIGATIONS - 20.6%
GOVERNMENT SECURITIES - 18.5%
Sovereign - 1.1%
Banco Latinoamericano de Comercio Exterior SA, 3.25%, 05/07/20	1,500	1,534
Dominican Republic International Bond, 9.04%, 01/23/18	164	172
Export-Import Bank of Korea, 2.13%, 02/11/21	500	507
Hungary Government International Bond, 4.00%, 03/25/19	200	210
Instituto Costarricense de Electricidad, 6.95%, 11/10/21	900	954
Nacional Financiera SNC, 3.38%, 11/05/20	1,200	1,241
Panama Government International Bond, 5.20%, 01/30/20	1,100	1,216
Poland Government International Bond, 5.13%, 04/21/21	1,000	1,130
Qatar Government International Bond, 2.38%, 06/02/21	1,500	1,511
		8,475
U.S. Treasury Securities - 17.4%
U.S. Treasury Note
1.00%, 09/15/17 - 03/15/18	51,400	51,583
0.88%, 11/30/17 - 03/31/18	26,300	26,352
0.75%, 01/31/18 - 02/28/18	38,600	38,611
1.63%, 06/30/20	17,600	17,984
		134,530
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.1%
Federal Home Loan Mortgage Corp. - 0.8%
Federal Home Loan Mortgage Corp. REMIC
3.00%, 09/15/45	4,772	4,962
Interest Only, 1.44%, 03/25/23 (i)	13,078	913
Federal Home Loan Mortgage Corp. - 1.2%
Federal National Mortgage Association
3.50%, 01/01/46	4,183	4,339
3.00%, 07/25/46 (f)	6,000	6,176
		16,390
Total Government and Agency Obligations (cost $159,033)		159,395

SHORT TERM INVESTMENTS - 8.6%
Investment Company - 8.6%
JNL Money Market Fund, 0.24% (a) (h)	66,640	66,640
Total Short Term Investments (cost $66,640)		66,640
Total Investments - 94.9% (cost $730,934)		734,171
Other Assets and Liabilities, Net - 5.1%		39,178
Total Net Assets - 100.0%		$773,349

JNL/FPA + DoubleLine Flexible Allocation Fund (b)
COMMON STOCKS - 61.9%
CONSUMER DISCRETIONARY - 6.8%
Delta Topco Ltd. (c) (f) (p) (q)	59,271	$10,722
Media Group Holdings LLC (c) (f) (p) (q) (x)	34,100	7,228
Naspers Ltd. - Class N	470	81,301
WPP Plc	1,622	38,125
		137,376
CONSUMER STAPLES - 0.6%
Unilever NV - CVA	274	12,635

ENERGY - 2.5%
Gazprom OAO - ADR	1,958	8,253
Halliburton Co.	451	20,259
Lukoil PJSC - ADR	224	10,946
Occidental Petroleum Corp.	96	6,981
Rosneft OAO - GDR	881	4,819
		51,258
FINANCIALS - 18.6%
American Express Co.	717	45,947
American International Group Inc. (o)	1,343	79,689
Aon Plc - Class A	664	74,677
Bank of America Corp.	3,831	59,948
Citigroup Inc. (o)	1,613	76,205
Groupe Bruxelles Lambert SA	440	39,041
		375,507

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
HEALTH CARE - 1.6%
Thermo Fisher Scientific Inc.	204	32,443

INDUSTRIALS - 6.4%
General Electric Co.	1,181	34,994
Jardine Strategic Holdings Ltd.	413	13,472
United Technologies Corp. (o)	787	79,959
		128,425
INFORMATION TECHNOLOGY - 21.3%
Alphabet Inc. - Class A (c)	34	27,324
Alphabet Inc. - Class C (c)	34	26,487
Analog Devices Inc.	576	37,105
Baidu.com - ADR - Class A (c)	114	20,734
Cisco Systems Inc. (o)	2,054	65,147
Microsoft Corp.	1,013	58,346
Oracle Corp. (o)	2,571	100,988
QUALCOMM Inc.	301	20,611
TE Connectivity Ltd.	817	52,599
Yahoo! Inc. (c)	486	20,956
		430,297
MATERIALS - 4.1%
Alcoa Inc.	7,132	72,322
MMC Norilsk Nickel - ADR	675	10,795
		83,117
Total Common Stocks (cost $1,258,456)		1,251,058

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.3%
A10 Securitization LLC, 2.42%, 03/15/35 (r)	$1,239	1,244
Agate Bay Mortgage Trust REMIC, 3.50%, 11/25/35 (i) (r)	6,622	6,777
ALM XIX LLC
2.18%, 07/15/28 (i) (r)	5,000	5,007
2.83%, 07/15/28 (i) (r)	5,000	4,996
Anchorage Capital CLO Ltd.
3.27%, 01/13/25 (i) (r)	1,500	1,501
2.97%, 01/13/27 (i) (r)	5,000	5,000
Avery Point CLO Ltd., 2.23%, 04/25/26 (i) (r)	5,000	5,013
Banc of America Commercial Mortgage Trust REMIC
5.45%, 01/15/17	866	870
Interest Only, 2.17%, 06/15/49 (i)	9,671	1,232
Banc of America Re-Remic Trust, 5.76%, 06/15/17 (i) (r)	1,405	1,435
Bayview Opportunity Master Fund IIIB Trust, 3.47%, 07/28/18 (k) (r)	9,924	9,926
Bear Stearns ALT-A Trust REMIC, 3.08%, 07/25/36 (i)	11,353	9,402
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.92%, 08/11/17 (i)	276	285
5.91%, 06/11/40 (i)	1,557	1,594
5.69%, 06/11/50 (i)	1,265	1,300
BlueMountain CLO Ltd., 2.15%, 07/20/26 (i) (r)	3,000	3,002
Catamaran CLO Ltd., 2.25%, 04/20/26 (i) (r)	900	900
Cent CDO 12 Ltd., 2.20%, 11/18/20 (i) (r)	2,050	1,908
CFCRE Commercial Mortgage Trust Interest Only REMIC, 1.94%, 05/10/58 (i)	10,083	1,240
CGCMT Trust REMIC, 6.07%, 01/19/18 (r)	1,022	1,052
Citigroup Commercial Mortgage Trust REMIC
5.90%, 06/10/17 (i)	2,074	2,112
5.90%, 06/10/17 (i)	1,407	1,429
6.33%, 12/10/49 (i)	1,248	1,285
Citigroup Mortgage Loan Trust REMIC, 3.23%, 08/25/37 (i)	4,114	3,751
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.37%, 12/11/49 (i)	2,024	2,043
COBALT CMBS Commercial Mortgage Trust REMIC, 5.95%, 07/15/17 (i)	1,248	1,274
COMM Mortgage Trust Interest Only REMIC, 1.54%, 10/10/46 (i)	7,063	448
Commercial Mortgage Loan Trust REMIC, 6.30%, 09/10/17 (i)	1,550	1,594
Commercial Mortgage Pass-Through Certificates REMIC, 5.61%, 01/15/49 (i)	116	117
Cornerstone CLO Ltd., 0.90%, 07/15/21 (i) (r)	15	15
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (i)	442	452
5.34%, 12/15/39	496	496
CSAIL Commercial Mortgage Trust Interest Only REMIC, 1.98%, 01/15/49 (i)	13,380	1,604
Earnest Student Loan Program LLC, 3.02%, 05/25/34 (r)	7,303	7,328
FirstKey Mortgage Trust REMIC, 3.50%, 12/25/33 (i) (r)	14,426	14,749
Franklin CLO VI Ltd., 1.02%, 08/09/19 (i) (r)	763	757
GE Capital Commercial Mortgage Corp. REMIC, 5.49%, 03/10/44 (i)	1,646	1,663
Greenwich Capital Commercial Funding Corp. REMIC, 5.48%, 02/10/17	1,251	1,261
GS Mortgage Securities Trust
Interest Only, 1.29%, 10/10/49 (i)	10,844	1,012
REMIC, 5.99%, 05/10/17 (i)	1,431	1,453
REMIC, Interest Only, 1.82%, 05/10/49 (i)	14,047	1,619
Jamestown CLO III Ltd., 2.13%, 01/15/26 (i) (r)	2,000	1,998
JPMBB Commercial Mortgage Securities Trust Interest Only REMIC, 1.87%, 06/15/49 (i)	18,714	2,027
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.88%, 02/12/49 (i)	1,406	1,430
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	1,323	1,329
6.09%, 09/12/17 (i)	1,442	1,493
5.48%, 05/15/45 (i)	263	264
JPMorgan Mortgage Trust REMIC, 4.35%, 12/27/18 (r)	1,022	975
LB Commercial Mortgage Trust REMIC
6.11%, 06/15/17 (i)	1,332	1,367
6.11%, 06/15/17 (i)	1,021	1,043
LB-UBS Commercial Mortgage Trust REMIC
6.08%, 06/15/38 (i)	52	52
5.49%, 02/15/40	1,755	1,783
5.87%, 09/15/45 (i)	713	738
6.45%, 09/15/45 (i)	1,248	1,255
Merrill Lynch Mortgage Trust REMIC
6.01%, 06/12/17 (i)	656	667
6.01%, 07/12/17 (i)	1,022	988
5.80%, 08/12/43 (i)	87	87
ML-CFC Commercial Mortgage Trust REMIC
5.70%, 09/12/17	661	681
5.81%, 06/12/50 (i)	1,795	1,825
Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.30%, 12/15/47 (i)	25,052	1,484
Morgan Stanley Capital I Trust REMIC
6.25%, 11/12/17 (i)	756	783
0.96%, 07/15/19 (i) (r)	1,978	1,947
5.48%, 02/12/44 (i)	2,075	2,085
5.79%, 07/12/44 (i)	144	144
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 08/15/45 (i) (r)	1,405	1,424

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Octagon Investment Partners XXVII Ltd., 5.41%, 07/15/27 (i) (r)	1,000	1,000
OneMain Financial Issuance Trust, 2.57%, 10/18/18 (r)	7,358	7,384
Palmer Square CLO Ltd., 3.12%, 10/17/25 (r)	3,000	3,007
Palmer Square Loan Funding Ltd.
1.98%, 06/21/24 (i) (r)	7,000	6,999
2.73%, 06/21/24 (i) (r)	1,000	1,000
Race Point VIII CLO Ltd., 2.71%, 02/20/25 (i) (r)	2,500	2,500
Sequoia Mortgage Trust REMIC, 3.00%, 05/25/43 (i)	5,715	5,812
SG Commercial Mortgage Securities Trust Interest Only REMIC, 2.20%, 10/10/48 (i)	7,742	1,033
SpringCastle America Funding LLC
2.70%, 05/25/23 (r)	3,979	3,991
3.05%, 04/25/29 (r)	4,800	4,806
Springleaf Funding Trust, 3.16%, 05/15/19 (r)	4,000	4,050
Symphony CLO XI Ltd., 1.98%, 01/17/25 (i) (r)	4,750	4,750
Symphony CLO XII Ltd., 1.98%, 10/15/25 (i) (r)	1,000	996
TCI-Flatiron CLO Ltd.
2.86%, 07/17/28 (i) (r)	2,500	2,500
3.71%, 07/17/28 (i) (r)	2,500	2,503
THL Credit Wind River CLO Ltd.
2.37%, 07/15/28 (i) (r)	4,000	4,007
3.07%, 07/15/28 (i) (r)	5,000	4,984
Venture XVIII CLO Ltd., 2.13%, 10/15/26 (i) (r)	3,000	2,997
Voya CLO Ltd., 2.17%, 10/14/26 (i) (r)	5,000	5,000
Voya CLO V Ltd., 0.99%, 05/01/22 (i) (r)	4,636	4,618
Wachovia Bank Commercial Mortgage Trust REMIC
5.68%, 07/15/17	1,659	1,689
5.38%, 12/15/43	525	530
5.63%, 10/15/48 (i)	1,407	1,403
5.34%, 11/15/48	1,646	1,651
Wells Fargo Commercial Mortgage Trust REMIC
5.20%, 05/15/49 (i)	1,245	1,311
Interest Only, 1.75%, 10/15/49 (i)	8,380	1,029
WinWater Mortgage Loan Trust REMIC, 3.00%, 12/20/30 (i) (r)	7,813	8,007
Total Non-U.S. Government Agency Asset- Backed Securities (cost $227,011)		227,572

CORPORATE BONDS AND NOTES - 9.8%
CONSUMER DISCRETIONARY - 3.0%
Amazon.com Inc., 2.60%, 12/05/19	1,300	1,350
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (e)	490	518
CCO Holdings LLC
5.25%, 09/30/22	450	470
5.13%, 05/01/23 (r)	125	130
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (r)	520	536
Comcast Corp., 5.88%, 02/15/18	1,125	1,195
CSC Holdings LLC
6.75%, 11/15/21	105	111
5.50%, 04/15/27 (r)	85	87
Delta Topco Ltd., 10.00%, 11/24/60 (f) (p) (q) (y)	60,144	45,108
Dollar Tree Inc., 5.75%, 03/01/23	555	597
Goodyear Tire & Rubber Co., 5.13%, 11/15/23	475	494
Gray Television Inc., 5.13%, 10/15/24 (r)	435	427
HD Supply Inc., 7.50%, 07/15/20	300	311
Kia Motors Corp., 2.63%, 04/21/21 (r)	1,700	1,756
Levi Strauss & Co., 5.00%, 05/01/25	440	459
MGP Escrow Issuer LLC, 5.63%, 05/01/24 (r)	85	92
NCL Corp. Ltd., 5.25%, 11/15/19 (r)	500	505
Newell Rubbermaid Inc., 2.60%, 03/29/19 (l)	1,590	1,626
Outfront Media Capital LLC, 5.25%, 02/15/22	600	624
Revlon Consumer Products Corp., 5.75%, 02/15/21	245	250
Sally Holdings LLC, 5.75%, 06/01/22	560	584
Scientific Games International Inc., 7.00%, 01/01/22 (r)	485	513
Sinclair Television Group Inc., 5.63%, 08/01/24 (r)	580	593
Sirius XM Radio Inc., 5.38%, 07/15/26 (r)	325	334
Station Casinos LLC, 7.50%, 03/01/21	475	502
Tribune Media Co., 5.88%, 07/15/22	215	217
Viking Cruises Ltd., 8.50%, 10/15/22 (r)	400	410
		59,799
CONSUMER STAPLES - 0.5%
CVS Health Corp., 1.90%, 07/20/18	1,218	1,230
General Mills Inc., 2.20%, 10/21/19	1,240	1,265
Kraft Heinz Foods Co., 2.00%, 07/02/18	1,195	1,207
Kroger Co., 6.15%, 01/15/20	1,130	1,284
Molson Coors Brewing Co., 1.45%, 07/15/19	575	573
Mondelez International Inc., 2.25%, 02/01/19	805	819
PepsiCo Inc., 2.15%, 10/14/20	940	965
Philip Morris International Inc., 5.65%, 05/16/18	1,305	1,395
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (r)	220	227
Reynolds American Inc., 3.25%, 06/12/20	863	908
Spectrum Brands Inc., 6.63%, 11/15/22	300	325
TreeHouse Foods Inc., 6.00%, 02/15/24 (r)	180	194
Want Want China Finance Ltd., 1.88%, 05/14/18 (r)	400	398
		10,790
ENERGY - 0.9%
Access Midstream Partners LP, 4.88%, 03/15/24	200	202
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22	1,500	1,636
BP Capital Markets Plc, 1.68%, 05/03/19	1,430	1,436
Chevron Corp., 1.56%, 05/16/19	775	779
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	1,500	1,529
Delek & Avner Yam Tethys Ltd., 5.08%, 12/30/23 (r)	1,000	1,068
Energy Transfer Equity LP, 5.50%, 06/01/27	110	109
Indian Oil Corp. Ltd., 5.63%, 08/02/21	1,300	1,469
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	1,635	1,659
MPLX LP, 5.50%, 02/15/23	500	517
ONGC Videsh Ltd., 3.25%, 07/15/19	1,500	1,539
Petronas Global Sukuk Ltd., 2.71%, 03/18/20	1,500	1,533
Reliance Holding USA Inc., 4.50%, 10/19/20	1,500	1,621
Shell International Finance BV, 1.38%, 05/10/19	1,005	1,002
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20	1,500	1,526
Targa Resources Partners LP, 5.38%, 02/01/27 (r)	350	352
		17,977
FINANCIALS - 2.8%
Agromercantil Senior Trust, 6.25%, 04/10/19	525	546
American Express Credit Corp., 2.25%, 08/15/19	1,255	1,281
American Honda Finance Corp.
1.70%, 02/22/19	1,145	1,155
1.20%, 07/12/19	475	472
Anheuser-Busch InBev Finance Inc., 1.90%, 02/01/19	750	757
Banco Davivienda SA, 2.95%, 01/29/18	2,000	2,013

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Banco de Costa Rica, 5.25%, 08/12/18	1,430	1,466
Banco GNB Sudameris SA, 3.88%, 05/02/18	1,500	1,498
Banco Mercantil del Norte SA, 6.86%, 10/13/21 (i)	1,870	1,861
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (r)	400	388
3.80%, 08/11/26 (e) (i)	1,100	1,067
Banco Nacional de Costa Rica
4.88%, 11/01/18	500	514
5.88%, 04/25/21 (r)	500	521
Bancolombia SA, 6.13%, 07/26/20	800	862
Bank of America Corp., 2.00%, 01/11/18	1,620	1,627
Bank of Montreal, 1.50%, 07/18/19	1,230	1,227
BB&T Corp., 2.25%, 02/01/19	1,260	1,284
BBVA Bancomer SA, 6.01%, 05/17/22 (i)	1,500	1,503
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	1,450	1,463
1.30%, 08/15/19	475	476
Caterpillar Financial Services Corp., 1.70%, 06/16/18	1,260	1,269
Citigroup Inc., 2.05%, 12/07/18	1,615	1,627
Corp. Financiera de Desarrollo SA, 3.25%, 07/15/19	900	932
Corpbanca SA, 3.13%, 01/15/18	1,500	1,519
Daimler Finance North America LLC, 2.25%, 03/02/20 (r)	1,465	1,487
Export-Import Bank of India, 3.13%, 07/20/21 (e)	1,500	1,546
Global Bank Corp., 5.13%, 10/30/19	1,100	1,155
Goldman Sachs Group Inc., 2.90%, 07/19/18	1,400	1,432
Guanay Finance Ltd., 6.00%, 12/15/20	1,132	1,156
John Deere Capital Corp., 1.60%, 07/13/18	880	885
JPMorgan Chase & Co., 2.25%, 01/23/20	1,520	1,539
Minerva Luxembourg SA, 8.75%, (callable at 100 beginning 04/03/19) (m)	200	202
Morgan Stanley, 2.45%, 02/01/19	1,600	1,629
MUFG Americas Holdings Corp., 2.25%, 02/10/20	1,210	1,224
National Rural Utilities Cooperative Finance Corp., 2.30%, 11/15/19	1,205	1,235
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24	1,500	1,566
Peru Enhanced Pass-Through Finance Ltd., 0.00%, 06/02/25 (j)	2,500	2,037
PNC Funding Corp., 4.38%, 08/11/20	970	1,061
Reynolds Group Issuer Inc., 5.13%, 07/15/23 (r)	495	511
Royal Bank of Canada, 2.00%, 12/10/18	1,340	1,356
Shire Acquisitions Investments Ireland Ltd., 1.90%, 09/23/19	840	841
Synchrony Financial, 3.00%, 08/15/19	705	722
Tanner Servicios Financieros SA, 4.38%, 03/13/18	1,000	1,007
Toronto-Dominion Bank, 1.75%, 07/23/18	1,620	1,630
Toyota Motor Credit Corp., 1.70%, 02/19/19	750	756
United Overseas Bank Ltd., 3.50%, 09/16/26	1,500	1,545
Wells Fargo & Co., 1.50%, 01/16/18	1,620	1,622
Westpac Banking Corp.
1.95%, 11/23/18	985	993
1.60%, 08/19/19	415	415
		56,880
HEALTH CARE - 0.8%
AbbVie Inc., 1.80%, 05/14/18	1,200	1,205
Aetna Inc., 1.90%, 06/07/19	860	867
AstraZeneca Plc, 1.75%, 11/16/18	1,205	1,214
Cardinal Health Inc., 1.95%, 06/15/18	1,250	1,262
Celgene Corp., 2.13%, 08/15/18	1,195	1,208
Centene Corp.
5.63%, 02/15/21	310	329
4.75%, 05/15/22	120	124
Express Scripts Holding Co., 2.25%, 06/15/19	1,600	1,623
HCA Inc., 4.25%, 10/15/19	480	500
Lifepoint Health Inc., 5.38%, 05/01/24 (r)	430	430
McKesson Corp., 1.29%, 03/10/17	1,080	1,081
Medtronic Inc., 1.50%, 03/15/18	1,100	1,105
Mylan Inc., 2.55%, 03/28/19	455	461
Mylan NV, 2.50%, 06/07/19 (r)	880	888
Quintiles Transnational Corp., 4.88%, 05/15/23 (r)	598	614
Select Medical Corp., 6.38%, 06/01/21 (e)	530	521
Teva Pharmaceutical Finance III BV, 1.70%, 07/19/19	390	389
Thermo Fisher Scientific Inc., 2.15%, 12/14/18	1,075	1,087
Universal Health Services Inc., 4.75%, 08/01/22 (r)	440	454
WellPoint Inc., 2.30%, 07/15/18	1,260	1,277
		16,639
INDUSTRIALS - 0.2%
Adani Ports & Special Economic Zone Ltd., 3.50%, 07/29/20	1,300	1,316
Aircastle Ltd., 5.00%, 04/01/23	200	209
Allison Transmission Inc., 5.00%, 10/01/24 (r)	250	256
Prime Security Services Borrower LLC, 9.25%, 05/15/23 (r)	310	338
TransDigm Inc., 6.00%, 07/15/22	500	527
United Technologies Corp., 6.13%, 02/01/19	1,475	1,636
		4,282
INFORMATION TECHNOLOGY - 0.4%
Activision Blizzard Inc., 5.63%, 09/15/21 (r)	605	631
Cisco Systems Inc., 1.40%, 09/20/19	1,220	1,221
CommScope Inc., 5.00%, 06/15/21 (r)	415	430
First Data Corp., 5.75%, 01/15/24 (r)	340	349
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (r)	1,510	1,539
Microsoft Corp., 1.10%, 08/08/19	515	513
NXP BV
4.13%, 06/01/21 (r)	395	423
3.88%, 09/01/22 (r)	75	79
Open Text Corp., 5.88%, 06/01/26 (r)	240	251
Oracle Corp., 2.25%, 10/08/19	1,175	1,204
Tencent Holdings Ltd., 2.88%, 02/11/20	1,500	1,540
		8,180
MATERIALS - 0.2%
Berry Plastics Corp., 5.50%, 05/15/22	562	582
Celulosa Arauco y Constitucion SA, 7.25%, 07/29/19	1,000	1,132
Inversiones CMPC SA, 4.75%, 01/19/18 (e)	1,500	1,537
Lundin Mining Corp., 7.50%, 11/01/20 (r)	380	404
Novelis Corp., 5.88%, 09/30/26 (r)	400	410
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	250	253
		4,318
REAL ESTATE - 0.2%
Boston Properties LP, 5.88%, 10/15/19	1,515	1,682
Equinix Inc., 5.38%, 04/01/23	600	629
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	495	495
Simon Property Group LP, 2.20%, 02/01/19	1,200	1,223
		4,029
TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc., 2.30%, 03/11/19	1,165	1,184
Axiata Group Bhd, 3.47%, 11/19/20	1,500	1,573

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
British Telecommunications Plc, 5.95%, 01/15/18	1,150	1,217
Digicel Group Ltd., 8.25%, 09/30/20	872	758
Level 3 Communications Inc., 5.75%, 12/01/22	600	627
Ooredoo Tamweel Ltd., 3.04%, 12/03/18	1,500	1,532
Orange SA, 2.75%, 02/06/19	1,235	1,271
SBA Communications Corp., 5.63%, 10/01/19	50	51
Verizon Communications Inc., 2.63%, 02/21/20	1,430	1,471
		9,684
UTILITIES - 0.3%
Duke Energy Corp., 1.63%, 08/15/17	1,400	1,404
E.CL SA, 5.63%, 01/15/21	500	554
Israel Electric Corp. Ltd., 5.63%, 06/21/18	1,570	1,659
NRG Energy Inc., 6.25%, 07/15/22	100	101
Southern Co., 2.45%, 09/01/18	1,125	1,147
		4,865
Total Corporate Bonds and Notes (cost $211,981)		197,443

VARIABLE RATE SENIOR LOAN INTERESTS - 1.4% (i)
CONSUMER DISCRETIONARY - 0.5%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	990	996
Boyd Gaming Corp. Term Loan B-2, 3.54%, 12/31/19	685	690
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	980	985
Leslie’s Poolmart Inc. Term Loan, 5.25%, 08/09/23	970	976
McGraw-Hill Global Education Holdings LLC Term Loan B, 5.00%, 05/02/22	1,052	1,058
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	1,134	1,144
Revlon Consumer Products Corp. Term Loan B, 4.25%, 07/14/23	970	971
Reynolds Group Holdings Inc. Term Loan, 4.25%, 01/14/23	1,030	1,033
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	1,065	1,066
Tribune Media Co. Term Loan, 3.75%, 12/27/20	965	971
Yum! Brands Inc. 1st Lien Term Loan B, 3.28%, 05/23/23	596	600
		10,490
CONSUMER STAPLES - 0.1%
Albertsons LLC Term Loan B-4, 4.50%, 08/25/21	968	975
NBTY INC. Term Loan B, 5.00%, 05/05/23	1,034	1,038
		2,013
FINANCIALS - 0.1%
Asurion LLC Term Loan B-1, 5.00%, 05/24/19	460	462
Asurion LLC Term Loan B-4, 5.00%, 08/04/22	569	571
		1,033
HEALTH CARE - 0.1%
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	1,030	1,027
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	1,025	1,028
MPH Acquisition Holdings LLC Term Loan B, 5.00%, 05/16/20	766	775
		2,830
INDUSTRIALS - 0.2%
BE Aerospace Inc. Term Loan B, 3.76%, 11/12/21	985	995
Harbor Freight Tools USA Inc. Term Loan B, 4.00%, 08/15/23	1,030	1,035
Hertz Corp. Term Loan B, 3.50%, 06/02/23	828	835
TransDigm Inc. Delayed Draw Term Loan F, 3.75%, 05/25/23	330	330
TransDigm Inc. Term Loan F, 3.75%, 05/25/23	365	365
Univar Inc. Term Loan, 4.25%, 06/30/22	970	971
		4,531
INFORMATION TECHNOLOGY - 0.2%
Avago Technologies Cayman Ltd. Term Loan B-3, 3.52%, 02/01/23	664	672
Dell Inc. Term Loan B, 4.00%, 06/02/23	1,099	1,105
Dell Software Group Term Loan B, 0.00%, 09/08/20 (z)	820	813
First Data Corp. Extended Term Loan, 4.53%, 03/24/21	1,027	1,034
RP Crown Parent LLC Term Loan B, 5.25%, 09/21/23	330	330
		3,954
MATERIALS - 0.1%
Berry Plastics Holding Corp. Term Loan H, 3.75%, 10/01/22	1,030	1,033

TELECOMMUNICATION SERVICES - 0.1%
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/06/22	985	990
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	1,127	1,128
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	1,129	1,138
		3,256
Total Variable Rate Senior Loan Interests (cost $29,026)		29,140

GOVERNMENT AND AGENCY OBLIGATIONS - 15.3%
GOVERNMENT SECURITIES - 5.8%
Sovereign - 0.4%
Banco Latinoamericano de Comercio Exterior SA, 3.25%, 05/07/20	1,022	1,045
Dominican Republic International Bond, 9.04%, 01/23/18	33	34
Export-Import Bank of Korea, 2.13%, 02/11/21	1,500	1,522
Hungary Government International Bond, 4.00%, 03/25/19	900	944
Instituto Costarricense de Electricidad, 6.95%, 11/10/21	1,000	1,060
Poland Government International Bond, 5.13%, 04/21/21	1,000	1,131
Qatar Government International Bond, 2.38%, 06/02/21	1,500	1,511
		7,247
U.S. Treasury Securities - 5.4%
U.S. Treasury Note
0.75%, 10/31/17	18,000	18,011
1.50%, 11/30/19	23,200	23,604
1.25%, 01/31/20	22,300	22,504
1.38%, 02/29/20	27,800	28,160
1.63%, 06/30/20	17,600	17,984
		110,263
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.5%
Federal Home Loan Mortgage Corp. - 1.8%
Federal Home Loan Mortgage Corp.
3.50%, 11/01/44 - 03/01/46	28,073	29,731
3.00%, 04/01/46	4,833	5,028

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
REMIC, 1.44%, 03/25/23 (i)	10,525	735
		35,494
Federal National Mortgage Association - 7.7%
Federal National Mortgage Association
3.50%, 02/01/46 - 06/01/46	113,425	118,554
3.00%, 07/01/46	13,754	14,110
REMIC, 3.00%, 10/25/44 - 01/25/46	22,649	23,564
		156,228
Total Government and Agency Obligations (cost $307,255)		309,232

SHORT TERM INVESTMENTS - 2.7%
Investment Company - 2.6%
JNL Money Market Fund, 0.24% (a) (h)	53,507	53,507

Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	3,082	3,082
Total Short Term Investments (cost $56,589)		56,589
Total Investments - 102.4% (cost $2,090,318)		2,071,034
Total Securities Sold Short - (4.9%) (proceeds $75,571)		(99,666)
Other Assets and Liabilities, Net - 2.5%		51,044
Total Net Assets - 100.0%		$2,022,412

SECURITIES SOLD SHORT - 4.9%
COMMON STOCKS - 4.9%
INFORMATION TECHNOLOGY - 4.9%
Tencent Holdings Ltd.	3,434	$95,478
Yahoo! Japan Corp.	1,050	4,188
Total Securities Sold Short - 4.9% (proceeds $75,571)		$99,666

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 96.9%
BRAZIL - 0.5%
Petroleo Brasileiro SA - ADR (c)	596	$4,953

CHINA - 2.5%
China Life Insurance Co. Ltd.	4,397	11,521
China Mobile Ltd.	417	5,123
China Telecom Corp. Ltd. - ADR - Class H (e)	136	6,946
		23,590
FRANCE - 6.1%
AXA SA	435	9,257
BNP Paribas SA	247	12,707
Compagnie Generale des Etablissements Michelin	78	8,588
Credit Agricole SA	977	9,635
Sanofi SA	134	10,228
Total SA	138	6,572
		56,987
GERMANY - 5.2%
Deutsche Lufthansa AG (e)	1,242	13,843
Merck KGaA	133	14,387
Metro AG (e)	329	9,806
Siemens AG	89	10,479
		48,515
HONG KONG - 1.0%
Kunlun Energy Co. Ltd. (e)	11,533	8,916

INDIA - 0.9%
Hero Honda Motors Ltd.	155	7,956

IRELAND - 3.0%
Allergan Plc (c)	62	14,311
CRH Plc	400	13,293
		27,604
ISRAEL - 2.4%
Teva Pharmaceutical Industries Ltd. - ADR	488	22,456

ITALY - 2.0%
ENI SpA	767	11,047
UniCredit SpA	3,121	7,275
		18,322
JAPAN - 5.2%
Konica Minolta Holdings Inc. (e)	695	5,883
Nissan Motor Co. Ltd. (e)	992	9,725
Panasonic Corp.	687	6,869
SoftBank Group Corp.	228	14,757
Toshiba Corp. (c) (e)	3,229	10,764
		47,998
NETHERLANDS - 6.4%
Aegon NV	2,616	9,979
Akzo Nobel NV	129	8,694
ING Groep NV	993	12,261
Qiagen NV (c)	213	5,882
Royal Dutch Shell Plc - Class B	888	23,024
		59,840
PORTUGAL - 1.1%
Galp Energia SGPS SA	742	10,140

RUSSIAN FEDERATION - 1.1%
MMC Norilsk Nickel - ADR	669	10,687

SINGAPORE - 1.7%
DBS Group Holdings Ltd.	666	7,557
Singapore Telecommunications Ltd.	2,825	8,262
		15,819
SOUTH KOREA - 6.6%
Hyundai Motor Co.	125	15,494
KB Financial Group Inc. - ADR	290	9,915
Samsung Electronics Co. Ltd. - GDR (p)	50	35,848
		61,257
SPAIN - 1.2%
Telefonica SA	1,123	11,356

SWEDEN - 1.8%
Getinge AB - Class B	452	8,754
Telefonaktiebolaget LM Ericsson - Class B	1,056	7,622
		16,376
SWITZERLAND - 3.9%
Credit Suisse Group AG	640	8,405
Glencore Plc	4,721	12,927
Roche Holding AG	42	10,405
UBS Group AG	304	4,151
		35,888
THAILAND - 0.3%
Bangkok Bank PCL - NVDR	555	2,611

TURKEY - 0.8%
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	951	7,662

UNITED KINGDOM - 10.4%
BAE Systems Plc	1,534	10,421

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Barclays Plc	3,859	8,365
BP Plc	2,586	15,074
HSBC Holdings Plc	2,100	15,715
Kingfisher Plc	1,076	5,251
Serco Group Plc (c)	2,418	4,092
Sky Plc	613	7,108
Standard Chartered Plc	1,968	16,015
Tesco Plc (c)	3,489	8,262
Vodafone Group Plc	2,132	6,114
		96,417
UNITED STATES OF AMERICA - 32.8%
Alphabet Inc. - Class A (c)	17	13,404
American International Group Inc.	226	13,413
Amgen Inc.	119	19,775
Apache Corp.	203	12,987
Apple Inc.	90	10,167
Baker Hughes Inc.	128	6,464
Capital One Financial Corp.	193	13,850
Celgene Corp. (c)	22	2,300
Cisco Systems Inc.	448	14,202
Citigroup Inc.	454	21,445
Comcast Corp. - Class A	211	14,023
Eli Lilly & Co.	118	9,465
Gilead Sciences Inc.	115	9,109
Halliburton Co.	210	9,420
Hewlett Packard Enterprise Co.	478	10,878
JPMorgan Chase & Co.	241	16,050
Medtronic Plc	130	11,219
Michael Kors Holdings Ltd. (c)	69	3,250
Microsoft Corp.	263	15,168
Morgan Stanley	400	12,821
Navistar International Corp. (c) (e)	619	14,159
NetScout Systems Inc. (c)	2	47
Oracle Corp.	464	18,218
SunTrust Banks Inc.	335	14,666
Tiffany & Co. (e)	34	2,462
Twenty-First Century Fox Inc. - Class A	356	8,626
United Parcel Service Inc. - Class B	68	7,423
		305,011
Total Common Stocks (cost $903,302)		900,361

CORPORATE BONDS AND NOTES - 1.1%
UNITED STATES OF AMERICA - 1.1%
Chesapeake Energy Corp. 8.00%, 12/15/22 (r)	10,072	10,198
Total Corporate Bonds and Notes (cost $9,418)		10,198

SHORT TERM INVESTMENTS - 5.9%
Investment Company - 1.9%
JNL Money Market Fund, 0.24% (a) (h)	17,164	17,164

Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	37,158	37,158
Total Short Term Investments (cost $54,322)		54,322
Total Investments - 103.9% (cost $967,042)		964,881
Other Assets and Liabilities, Net - (3.9%)		(36,014)
Total Net Assets - 100.0%		$928,867

JNL/Franklin Templeton Global Multisector Bond Fund
CORPORATE BONDS AND NOTES - 1.1%
CANADA - 0.7%
B2Gold Corp., 3.25%, 10/01/18 (v)	$11,440	$11,812

SOUTH AFRICA - 0.3%
Edcon Ltd.
8.00%, 06/30/19 (r) (y), EUR	875	669
8.00%, 06/30/19 (r) (y), EUR	1,751	1,337
12.75%, 06/30/19 (r) (y), EUR	2,747	895
Edcon Pty Ltd.
9.50%, 03/01/18 (r), EUR	7,150	1,891
9.50%, 03/01/18 (r)	1,650	389
		5,181
SWEDEN - 0.0%
Stena International SA, 5.75%, 03/01/24 (r)	700	585

UNITED STATES OF AMERICA - 0.1%
Linn Energy LLC, 0.00%, 12/15/20 (c) (d) (r)	1,500	727
Total Corporate Bonds and Notes (cost $36,015)		18,305

GOVERNMENT AND AGENCY OBLIGATIONS - 75.6%
BRAZIL - 10.7%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 - 08/15/24 (s), BRL	35,780	32,681
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/16 - 01/01/18 (j), BRL	74,520	21,539
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/27, BRL	398,415	117,805
		172,025
COLOMBIA - 3.7%
Colombia Government International Bond
7.75%, 04/14/21, COP	13,557,000	4,997
4.38%, 03/21/23, COP	592,000	185
9.85%, 06/28/27, COP	942,000	399
Colombia TES
11.25%, 10/24/18, COP	8,392,000	3,168
7.00%, 09/11/19 - 05/04/22, COP	11,211,000	3,949
10.00%, 07/24/24, COP	14,010,000	5,776
7.50%, 08/26/26, COP	34,909,000	12,535
6.00%, 04/28/28, COP	17,918,000	5,688
7.75%, 09/18/30, COP	58,397,000	21,358
Titulos de Tesoreria, 11.00%, 07/24/20, COP	4,536,000	1,804
		59,859
GHANA - 3.6%
Ghana Government Bond
23.00%, 02/13/17 - 08/21/17, GHS	13,828	3,468
25.48%, 04/24/17, GHS	600	152
24.44%, 05/29/17, GHS	6,420	1,623
26.00%, 06/05/17, GHS	1,750	447
25.40%, 07/31/17, GHS	3,540	910
23.23%, 02/19/18, GHS	7,810	1,953
22.49%, 04/23/18, GHS	3,140	775
23.47%, 05/21/18, GHS	21,120	5,268
19.04%, 09/24/18, GHS	27,610	6,415
24.50%, 10/22/18 - 06/21/21, GHS	83,786	21,314
24.50%, 05/27/19, GHS	5,960	1,519
21.00%, 03/23/20, GHS	130	31
24.00%, 11/23/20, GHS	13,760	3,474
24.75%, 03/01/21 - 07/19/21, GHS	23,980	6,253

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Ghana Treasury Note
24.25%, 10/09/17 - 06/11/18, GHS	5,960	1,507
23.95%, 11/07/17, GHS	4,160	1,049
23.30%, 12/11/17, GHS	4,060	1,018
		57,176
INDIA - 4.7%
India Government Bond
7.28%, 06/03/19, INR	15,800	241
7.80%, 05/03/20, INR	407,300	6,301
8.35%, 05/14/22, INR	120,200	1,920
7.16%, 05/20/23, INR	75,600	1,147
8.83%, 11/25/23, INR	1,020,400	16,919
9.15%, 11/14/24, INR	812,000	13,689
8.33%, 07/09/26, INR	750,000	12,274
8.15%, 11/24/26, INR	728,000	11,754
8.28%, 09/21/27, INR	393,100	6,436
8.60%, 06/02/28, INR	242,400	4,056
		74,737
INDONESIA - 7.6%
Indonesia Government Bond
8.25%, 07/15/21, IDR	95,969,000	7,758
7.00%, 05/15/27, IDR	208,969,000	15,932
Indonesia Treasury Bond, 8.38%, 03/15/24 - 09/15/26, IDR	1,185,556,000	98,435
		122,125
KENYA - 0.6%
Kenya Government International Bond, 6.88%, 06/24/24 (r)	10,411	10,203

MALAYSIA - 3.7%
Malaysia Government Bond
3.81%, 02/15/17, MYR	31,100	7,555
4.01%, 09/15/17, MYR	24,953	6,119
3.31%, 10/31/17, MYR	53,180	12,966
4.24%, 02/07/18, MYR	51,577	12,745
3.26%, 03/01/18, MYR	81,989	20,019
		59,404
MEXICO - 8.1%
Mexico Bonos
7.25%, 12/15/16, MXN	1,664,280	86,263
5.00%, 06/15/17, MXN	601,080	31,019
4.75%, 06/14/18, MXN	232,400	11,878
Mexico Government Inflation Indexed Bond
3.50%, 12/14/17 (n), MXN	7,533	399
4.00%, 06/13/19 (n), MXN	5,253	283
2.50%, 12/10/20 (n), MXN	4,173	215
		130,057
PHILIPPINES - 0.9%
Philippine Government Bond
2.88%, 05/22/17, PHP	4,170	86
5.88%, 01/31/18, PHP	250	6
2.13%, 05/23/18, PHP	224,299	4,610
5.00%, 08/18/18, PHP	29,430	636
3.88%, 11/22/19, PHP	452,100	9,621
3.38%, 08/20/20, PHP	2,060	43
		15,002
POLAND - 0.5%
Poland Government Bond, 4.75%, 10/25/16, PLN	28,555	7,483

PORTUGAL - 2.6%
Portugal Government International Bond, 5.13%, 10/15/24 (r)	40,660	40,500
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/23 (p), EUR	322	409
5.65%, 02/15/24 (p), EUR	805	1,056
		41,965
SERBIA - 4.1%
Republic of Serbia
4.88%, 02/25/20 (r)	3,260	3,406
7.25%, 09/28/21 (r)	13,690	15,936
Serbia Treasury Bond
8.00%, 01/12/17 - 10/22/20, RSD	60,800	571
10.00%, 05/08/17 - 09/11/21, RSD	4,465,420	45,237
		65,150
SOUTH KOREA - 15.9%
Korea Monetary Stabilization Bond
2.22%, 10/02/16, KRW	9,339,100	8,480
1.61%, 11/09/16, KRW	9,319,400	8,465
2.07%, 12/02/16, KRW	18,875,500	17,160
1.96%, 02/02/17, KRW	7,935,500	7,220
1.70%, 08/02/17, KRW	3,051,000	2,778
1.56%, 10/02/17, KRW	25,207,800	22,939
1.49%, 02/02/18, KRW	5,350,400	4,868
1.25%, 08/02/18, KRW	6,878,000	6,239
Korea Treasury Bond
3.00%, 12/10/16, KRW	20,132,840	18,337
2.00%, 12/10/17 - 03/10/21, KRW	134,567,450	125,275
1.75%, 12/10/18, KRW	8,801,300	8,071
1.50%, 06/10/19, KRW	24,040,100	21,972
2.75%, 09/10/19, KRW	739,000	699
1.38%, 09/10/21, KRW	3,616,500	3,302
		255,805
SRI LANKA - 0.5%
Sri Lanka Government Bond
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,796
8.00%, 06/15/17 - 11/01/19, LKR	58,630	379
8.50%, 04/01/18 - 07/15/18, LKR	405,360	2,690
7.50%, 08/15/18, LKR	18,260	118
10.60%, 07/01/19 - 09/15/19, LKR	90,240	611
9.00%, 05/01/21, LKR	296,620	1,869
11.20%, 07/01/22, LKR	14,160	96
		7,559
UKRAINE - 4.3%
Ukraine Government International Bond
7.75%, 09/01/19 - 09/01/27 (r)	66,221	63,496
0.00%, 05/31/40 (i) (r)	16,220	5,188
		68,684
URUGUAY - 4.1%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	69,081	2,409
4.25%, 04/05/27 (n), UYU	80,519	2,582
4.38%, 12/15/28 - 12/15/28 (n), UYU	683,237	21,903
4.00%, 07/10/30 (n), UYU	32,384	978
3.70%, 06/26/37 (n), UYU	11,302	323
Uruguay Inflation Indexed Notas del Tesoro
2.25%, 08/23/17 (n), UYU	490,240	16,747
3.25%, 01/27/19 (n), UYU	317	11
4.00%, 06/10/20 - 05/25/25 (n), UYU	215,013	7,068
2.50%, 09/27/22 (n), UYU	68,185	2,050
Uruguay Notas del Tesoro
11.00%, 03/21/17, UYU	21,520	743
13.25%, 04/08/18, UYU	92,620	3,183

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
13.90%, 07/29/20, UYU	239,148	8,242
		66,239
Total Government and Agency Obligations (cost $1,225,960)		1,213,473

PREFERRED STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f) (p) (q)	—	8
CEVA Holdings LLC (c) (f) (p) (q)	1	272
CEVA Holdings LLC (c) (f) (p) (q)	—	126
Total Preferred Stocks (cost $1,496)		406

WARRANTS - 0.0%
SOUTH AFRICA - 0.0%
Edcon Ltd. (c) (f) (p) (q)	114,036	—
Edcon Ltd. (c) (f) (p) (q)	9,235	—
Edcon Ltd. (c) (f) (p) (q)	6	—
Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 22.8%
Investment Company - 12.2%
JNL Money Market Fund, 0.24% (a) (h)	195,285	195,285

Treasury Securities - 10.6%
Bank Negara Malaysia Monetary Note
0.58%, 04/20/17, MYR	24,470	5,836
0.57%, 06/22/17, MYR	6,160	1,463
Malaysia Treasury Bill
0.61%, 01/20/17, MYR	7,090	1,701
0.53%, 03/10/17, MYR	4,020	961
0.56%, 08/11/17, MYR	11,810	2,795
Mexico Cetes
0.20%, 10/13/16, MXN	178,538	9,194
0.21%, 10/27/16, MXN	2,098	1,079
0.22%, 11/10/16, MXN	1,049	538
0.22%, 11/24/16, MXN	3,226	1,653
0.19%, 12/08/16, MXN	40,983	20,946
0.23%, 12/22/16, MXN	105	54
0.21%, 02/02/17, MXN	8,051	4,083
0.25%, 03/16/17, MXN	60,909	3,070
0.25%, 03/30/17, MXN	8,200	4,126
0.22%, 05/25/17, MXN	101,187	50,512
0.26%, 07/06/17, MXN	8,121	4,029
0.26%, 07/20/17, MXN	17,258	8,545
Philippine Treasury Bill
0.03%, 11/02/16, PHP	36,030	742
0.03%, 12/07/16, PHP	910	19
0.03%, 01/18/17, PHP	1,270	26
0.02%, 02/08/17, PHP	2,340	48
0.03%, 02/22/17, PHP	8,910	183
0.03%, 03/15/17, PHP	189,730	3,889
0.02%, 03/29/17, PHP	8,710	178
0.03%, 04/05/17, PHP	1,074,620	22,013
0.03%, 05/03/17, PHP	38,930	796
0.03%, 06/07/17, PHP	840	17
0.03%, 08/09/17, PHP	660,000	13,421
0.03%, 09/27/17, PHP	16,630	335
Uruguay Treasury Bill
0.39%, 04/03/17, UYU	160,693	5,261
0.40%, 05/19/17, UYU	55,210	1,776
		169,289
Total Short Term Investments (cost $371,464)		364,574
Total Investments - 99.5% (cost $1,634,935)		1,596,758
Other Assets and Liabilities, Net - 0.5%		8,039
Total Net Assets - 100.0%		$1,604,797

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 42.3%
CONSUMER DISCRETIONARY - 3.7%
Daimler AG	185	$13,048
Ford Motor Co.	1,180	14,244
General Motors Co.	1,054	33,495
Nordstrom Inc. (e)	100	5,188
Target Corp.	305	20,947
		86,922
CONSUMER STAPLES - 2.4%
Anheuser-Busch InBev NV - ADR	75	9,856
Coca-Cola Co.	500	21,160
PepsiCo Inc.	237	25,768
		56,784
ENERGY - 7.3%
Anadarko Petroleum Corp.	200	12,672
BP Plc - ADR	815	28,655
Chevron Corp.	350	36,022
Occidental Petroleum Corp.	153	11,157
PetroQuest Energy Inc. (c)	25	87
Rex Energy Corp. (c) (f) (p) (q)	120	67
Royal Dutch Shell Plc - ADR - Class A	1,180	59,083
Total SA - ADR	500	23,850
W&T Offshore Inc. (c) (e)	766	1,348
		172,941
FINANCIALS - 3.3%
JPMorgan Chase & Co.	350	23,307
MetLife Inc.	398	17,674
Morgan Stanley	135	4,328
U.S. Bancorp	387	16,598
Wells Fargo & Co.	400	17,712
		79,619
HEALTH CARE - 4.8%
AstraZeneca Plc	405	26,224
Eli Lilly & Co.	250	20,065
Pfizer Inc.	948	32,112
Roche Holding AG	50	12,425
Sanofi SA - ADR	610	23,296
		114,122
INDUSTRIALS - 4.7%
CEVA Holdings LLC (c) (f) (p) (q)	2	645
Deere & Co. (e)	250	21,338
General Electric Co.	1,198	35,476
Republic Services Inc.	294	14,852
Union Pacific Corp.	145	14,142
United Technologies Corp.	262	26,619
		113,072
INFORMATION TECHNOLOGY - 4.7%
Analog Devices Inc.	150	9,667
Apple Inc.	270	30,538
Intel Corp.	652	24,602
Microsoft Corp.	590	33,996

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
QUALCOMM Inc.	195	13,357
		112,160
MATERIALS - 4.5%
BASF SE	300	25,688
Dow Chemical Co.	850	44,055
Mosaic Co.	335	8,194
Rio Tinto Plc - ADR (e)	880	29,392
		107,329
TELECOMMUNICATION SERVICES - 1.4%
BCE Inc.	180	8,313
Telstra Corp. Ltd.	900	3,588
Verizon Communications Inc.	420	21,832
		33,733
UTILITIES - 5.5%
Dominion Resources Inc.	400	29,708
Duke Energy Corp.	226	18,121
Great Plains Energy Inc.	467	12,739
PG&E Corp.	380	23,232
Public Service Enterprise Group Inc.	145	6,071
Sempra Energy	117	12,574
Southern Co.	396	20,339
Xcel Energy Inc.	220	9,051
		131,835
Total Common Stocks (cost $950,691)		1,008,517

EQUITY LINKED STRUCTURED NOTES - 5.1%
CONSUMER DISCRETIONARY - 1.4%
Morgan Stanley Equity Linked Note (Ford Motor Co.) (r)	1,242	15,135
Royal Bank of Canada Equity Linked Note (Target Corp.) (r)	275	19,160
		34,295
FINANCIALS - 0.5%
Citigroup Inc. Equity Linked Note (Bank of America Corp.) (r)	850	12,506

HEALTH CARE - 0.5%
JPMorgan Chase & Co. Equity Linked Note (Merck & Co. Inc.) (r)	180	10,761

INFORMATION TECHNOLOGY - 2.7%
JPMorgan Chase & Co. Equity Linked Note (Oracle Corp.) (r)	275	10,947
Royal Bank of Canada Equity Linked Note (Texas Instruments Inc.) (r)	275	18,287
Wells Fargo & Co. Equity Linked Note (Cisco Systems Inc.) (r)	410	12,287
Wells Fargo & Co. Equity Linked Note (Intel Corp.) (r)	664	23,523
		65,044
Total Equity Linked Structured Notes (cost $122,020)		122,606

PREFERRED STOCKS - 2.5%
FINANCIALS - 0.7%
Federal National Mortgage Association, 0.00%, (callable at 105,000 beginning 11/10/16) (c) (d) (m)	—	550
Morgan Stanley, 6.37%, (callable at 25 beginning 10/25/24) (e) (m)	70	1,962
Wells Fargo & Co., 7.50% - Series L (e) (m) (v)	10	13,086
		15,598
HEALTH CARE - 0.7%
Allergan Plc, 5.50%, 03/01/18 (v)	8	6,573
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (e)	13	10,573
		17,146
INDUSTRIALS - 0.0%
CEVA Holdings LLC - Series A-1 (c) (f) (p) (q)	—	25
CEVA Holdings LLC - Series A-2 (c) (f) (p) (q)	2	612
		637
MATERIALS - 0.4%
Alcoa Inc., 5.37%, 10/01/17 (e) (v)	260	8,499

REAL ESTATE - 0.1%
FelCor Lodging Trust Inc., 1.95% - Series A (m) (v)	54	1,351

UTILITIES - 0.6%
Dominion Resources Inc., 6.38%, 07/01/17 - Series A (e)	70	3,458
NextEra Energy Inc., 6.37%, 09/01/18 (e)	200	11,808
		15,266
Total Preferred Stocks (cost $64,153)		58,497

CORPORATE BONDS AND NOTES - 36.4%
CONSUMER DISCRETIONARY - 4.4%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	$6,100	4,956
Altice SA, 7.75%, 05/15/22 (r)	1,500	1,601
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	2,000	2,100
CCO Holdings LLC, 5.50%, 05/01/26 (r)	10,000	10,475
CSC Holdings LLC, 5.50%, 04/15/27 (e) (r)	4,000	4,090
DISH DBS Corp.
5.88%, 07/15/22	2,000	2,060
5.00%, 03/15/23	11,000	10,697
5.88%, 11/15/24	4,800	4,740
Dollar General Corp., 3.25%, 04/15/23	1,000	1,033
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23 (e)	6,800	6,996
iHeartCommunications Inc.
9.00%, 12/15/19	2,356	1,864
9.00%, 03/01/21	16,000	11,920
International Game Technology Plc
6.25%, 02/15/22 (r)	4,300	4,577
6.50%, 02/15/25 (r)	4,300	4,633
KB Home
7.00%, 12/15/21	5,300	5,698
7.50%, 09/15/22	2,000	2,170
Regal Entertainment Group, 5.75%, 03/15/22 (e)	6,000	6,180
Shea Homes LP
5.88%, 04/01/23 (r)	3,000	3,000
6.13%, 04/01/25 (r)	3,000	2,985
Sirius XM Radio Inc., 6.00%, 07/15/24 (r)	2,400	2,559
Univision Communications Inc., 5.13%, 05/15/23 (r)	10,000	10,125
		104,459
CONSUMER STAPLES - 0.7%
Cott Beverages Inc., 5.38%, 07/01/22	3,000	3,090
JBS USA LLC
7.25%, 06/01/21 (r)	3,500	3,596
5.88%, 07/15/24 (r)	8,500	8,458
Reynolds Group Issuer Inc., 9.88%, 08/15/19	849	874
		16,018

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ENERGY - 4.9%
Bill Barrett Corp.
7.63%, 10/01/19	11,000	9,460
7.00%, 10/15/22	8,000	6,180
Chesapeake Energy Corp.
7.25%, 12/15/18	5,000	5,075
3.93%, 04/15/19 (i)	2,500	2,337
8.00%, 12/15/22 (r)	5,410	5,478
Cobalt International Energy Inc., 3.13%, 05/15/24 (v)	5,000	1,900
Denbury Resources Inc., 9.00%, 05/15/21 (r)	2,280	2,388
Energy Transfer Equity LP, 5.50%, 06/01/27	5,000	4,975
EnQuest Plc, 7.00%, 04/15/22 (r)	2,000	1,040
Kinder Morgan Inc.
5.63%, 11/15/23 (r)	3,300	3,646
7.75%, 01/15/32	1,000	1,211
NGL Energy Partners LP, 6.88%, 10/15/21	2,500	2,369
NGPL PipeCo LLC, 7.12%, 12/15/17 (r)	4,000	4,180
PetroQuest Energy Inc., 10.00%, 02/15/21 (r)	3,375	2,616
Rockies Express Pipeline LLC, 5.63%, 04/15/20 (r)	3,000	3,165
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	2,100	2,260
5.88%, 06/30/26 (r)	10,000	10,869
Sanchez Energy Corp.
7.75%, 06/15/21	7,500	6,600
6.13%, 01/15/23	2,100	1,685
Stone Energy Corp.
1.75%, 03/01/17 (e) (v)	4,401	2,500
7.50%, 11/15/22	8,132	4,635
W&T Offshore Inc.
9.00%, 05/15/20 (r) (y)	2,025	1,114
8.50%, 06/15/21 (r) (y)	1,800	648
Weatherford International Ltd.
5.13%, 09/15/20 (e)	4,400	4,048
7.75%, 06/15/21 (e)	5,000	4,950
5.88%, 07/01/21	11,675	13,098
8.25%, 06/15/23 (e)	4,900	4,851
Williams Cos. Inc., 3.70%, 01/15/23	4,200	4,074
		117,352
FINANCIALS - 5.9%
Antero Resources Finance Corp., 5.38%, 11/01/21	1,500	1,519
Bank of America Corp.
6.10%, (callable at 100 beginning 03/17/25) (m)	4,000	4,165
8.12%, (callable at 100 beginning 05/15/18) (m)	1,000	1,026
Cemex Finance LLC, 6.00%, 04/01/24 (e) (r)	3,000	3,075
CIT Group Inc., 5.00%, 08/01/23	2,000	2,118
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (m)	10,000	10,100
5.90%, (callable at 100 beginning 02/15/23) (e) (m)	6,500	6,727
5.95%, (callable at 100 beginning 08/15/20) (m)	8,000	8,145
5.95%, (callable at 100 beginning 01/30/23) (m)	7,000	7,252
6.30%, (callable at 100 beginning 05/15/24) (m)	10,600	10,865
Diamond 1 Finance Corp.
4.42%, 06/15/21 (r)	4,100	4,285
5.88%, 06/15/21 (r)	2,100	2,231
5.45%, 06/15/23 (r)	7,000	7,497
7.13%, 06/15/24 (r)	2,200	2,420
6.02%, 06/15/26 (r)	5,400	5,923
Horizon Pharma Financing Inc., 6.63%, 05/01/23 (e)	740	697
iStar Financial Inc., 5.00%, 07/01/19	6,000	5,984
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (m)	12,000	11,850
5.15%, (callable at 100 beginning 05/01/23) (m)	2,000	2,010
6.10%, (callable at 100 beginning 10/01/24) (m)	10,000	10,562
7.90%, (callable at 100 beginning 04/30/18) (m)	5,800	5,959
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (m)	2,500	2,553
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (e) (r)	5,000	5,268
7.25%, 12/15/21 (r)	5,000	5,263
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (r)	2,200	2,272
7.00%, 07/15/24 (r)	1,000	1,073
Stena International SA, 5.75%, 03/01/24 (r)	4,400	3,674
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,700	4,870
Ziggo Secured Finance BV, 5.50%, 01/15/27 (r)	2,500	2,494
		141,877
HEALTH CARE - 6.3%
Community Health Systems Inc.
8.00%, 11/15/19 (e)	25,000	24,500
7.13%, 07/15/20 (e)	5,000	4,648
6.88%, 02/01/22	12,000	10,320
Concordia Healthcare Corp.
9.50%, 10/21/22 (e) (r)	2,500	1,731
7.00%, 04/15/23 (e) (r)	1,000	640
DaVita HealthCare Partners Inc., 5.13%, 07/15/24	3,600	3,672
Endo Finance Co., 5.75%, 01/15/22 (r)	9,900	9,182
Endo Finance LLC, 6.00%, 07/15/23 (r)	5,000	4,550
HCA Inc.
7.50%, 02/15/22	4,100	4,705
5.88%, 05/01/23	7,500	7,988
5.25%, 04/15/25	3,000	3,199
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (e) (r)	17,000	16,766
Tenet Healthcare Corp.
5.00%, 03/01/19	5,000	4,913
8.00%, 08/01/20	1,800	1,818
4.38%, 10/01/21	9,500	9,452
8.13%, 04/01/22	11,000	11,000
6.75%, 06/15/23 (e)	9,500	8,835
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (r)	6,000	5,550
6.38%, 10/15/20 (r)	3,750	3,516
5.88%, 05/15/23 (r)	6,200	5,359
6.13%, 04/15/25 (r)	4,700	4,048
Vizient Inc., 10.38%, 03/01/24 (r)	3,500	4,016
		150,408
INDUSTRIALS - 2.3%
Bombardier Inc.
6.00%, 10/15/22 (r)	5,000	4,487
6.13%, 01/15/23 (r)	3,100	2,751
7.50%, 03/15/25 (r)	4,700	4,324
BWAY Holding Co., 9.13%, 08/15/21 (r)	5,000	5,225
Cloud Crane LLC, 10.13%, 08/01/24 (r)	3,000	3,113
Hertz Corp., 6.75%, 04/15/19	2,000	2,045

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Prime Security Services Borrower LLC, 9.25%, 05/15/23 (r)	3,000	3,270
TransDigm Inc.
6.00%, 07/15/22	2,700	2,849
6.50%, 07/15/24	5,000	5,262
6.38%, 06/15/26 (r)	4,100	4,254
United Rentals North America Inc.
6.13%, 06/15/23	2,500	2,625
5.75%, 11/15/24	5,500	5,706
XPO Logistics Inc., 6.50%, 06/15/22 (r)	7,500	7,847
		53,758
INFORMATION TECHNOLOGY - 1.7%
Belden Inc., 5.50%, 09/01/22 (r)	5,000	5,213
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	6,000	5,445
CommScope Inc., 5.50%, 06/15/24 (r)	6,000	6,330
First Data Corp., 7.00%, 12/01/23 (e) (r)	8,900	9,412
Micron Technology Inc., 7.50%, 09/15/23 (r)	2,500	2,777
Western Digital Corp.
7.38%, 04/01/23 (r)	5,000	5,487
10.50%, 04/01/24 (r)	5,000	5,806
		40,470
MATERIALS - 2.3%
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (r)	1,200	1,226
6.00%, 06/30/21 (e) (r)	5,000	5,162
4.63%, 05/15/23 (r)	7,500	7,547
7.25%, 05/15/24 (r)	5,100	5,444
Cemex SAB de CV, 7.25%, 01/15/21 (r)	6,000	6,426
First Quantum Minerals Ltd., 7.00%, 02/15/21 (r)	2,070	1,868
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (r)	20,000	23,200
Platform Specialty Products Corp., 6.50%, 02/01/22 (e) (r)	3,000	2,918
		53,791
TELECOMMUNICATION SERVICES - 5.0%
Frontier Communications Corp.
9.25%, 07/01/21	3,000	3,233
10.50%, 09/15/22	5,000	5,300
7.13%, 01/15/23	1,900	1,772
Intelsat Jackson Holdings SA, 5.50%, 08/01/23	6,000	4,155
Neptune Finco Corp., 10.88%, 10/15/25 (r)	4,400	5,148
Sprint Capital Corp., 6.90%, 05/01/19	5,000	5,175
Sprint Corp.
7.88%, 09/15/23	9,400	9,494
7.13%, 06/15/24	5,500	5,362
7.63%, 02/15/25 (e)	10,000	9,900
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	7,300	8,048
7.00%, 08/15/20	5,000	5,025
11.50%, 11/15/21	7,500	8,625
T-Mobile USA Inc.
6.00%, 03/01/23	10,000	10,683
6.63%, 04/01/23	7,500	8,053
Telecom Italia SpA, 5.30%, 05/30/24 (r)	5,000	5,112
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	9,000	9,202
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	5,000	5,231
Zayo Group LLC
6.00%, 04/01/23	5,000	5,238
6.38%, 05/15/25	5,000	5,325
		120,081
UTILITIES - 2.9%
AES Corp.
4.88%, 05/15/23	1,000	1,021
5.50%, 03/15/24	2,500	2,588
Calpine Corp.
5.38%, 01/15/23 (e)	10,000	9,962
5.75%, 01/15/25	6,500	6,411
5.25%, 06/01/26 (r)	10,000	10,125
Dynegy Inc.
6.75%, 11/01/19	15,000	15,375
7.38%, 11/01/22	15,000	14,812
InterGen NV, 7.00%, 06/30/23 (r)	10,000	8,450
		68,744
Total Corporate Bonds and Notes (cost $858,456)		866,958

VARIABLE RATE SENIOR LOAN INTERESTS - 2.9% (i)
CONSUMER DISCRETIONARY - 1.4%
Academy Ltd. Initial Term Loan, 5.00%, 06/09/22	$3,590	3,504
Belk Inc. Term Loan, 5.75%, 11/18/22	9,950	9,001
iHeartCommunications Inc. Term Loan D, 7.27%, 01/30/19	20,000	15,364
Petco Animal Supplies Inc. Term Loan B-1, 5.00%, 01/17/23	4,975	5,024
		32,893
ENERGY - 0.4%
Chesapeake Energy Corp. Term Loan, 8.50%, 08/25/21	10,000	10,491

FINANCIALS - 0.2%
First Eagle Investment Management Term Loan, 4.75%, 11/30/22	3,980	3,983

HEALTH CARE - 0.4%
Vizient Inc. 1st Lien Term Loan, 6.25%, 02/08/23	9,975	10,081

INDUSTRIALS - 0.3%
Ceva Intercompany BV Term Loan, 6.50%, 03/18/21	1,396	1,117
Ceva Logistics BV Senior 1st Lien Term Loan, 6.50%, 03/12/21	1,355	1,083
Ceva Logistics Canada ULC Term Loan, 6.50%, 03/18/21	241	192
CEVA Logistics US Holdings Inc. Term Loan, 6.50%, 03/12/21	1,926	1,540
Navistar International Corp. Term Loan B, 6.50%, 08/15/17	2,469	2,474
		6,406
INFORMATION TECHNOLOGY - 0.2%
Western Digital Corp. Term Loan B-1, 4.50%, 04/29/23	6,000	6,056
Total Variable Rate Senior Loan Interests (cost $73,586)		69,910

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (u)	100	1
Total Other Equity Interests (cost $0)		1

SHORT TERM INVESTMENTS - 15.3%
Investment Company - 10.8%
JNL Money Market Fund, 0.24% (a) (h)	257,790	257,790

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	107,825	107,825
Total Short Term Investments (cost $365,615)		365,615
Total Investments - 104.5% (cost $2,434,521)		2,492,104
Other Assets and Liabilities, Net - (4.5%)		(106,804)
Total Net Assets - 100.0%		$2,385,300

JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS - 95.4%
BELGIUM - 0.6%
Barco NV	25	$1,947
Ontex Group NV	33	1,035
		2,982
BERMUDA - 2.7%
Arch Capital Group Ltd. (c)	139	11,054
Axis Capital Holdings Ltd.	60	3,286
		14,340
BRAZIL - 0.6%
Grendene SA	227	1,246
M Dias Branco SA	48	1,981
		3,227
CANADA - 8.5%
Aritzia Inc. (f)	11	139
Badger Daylighting Ltd. (e)	141	3,043
Canaccord Genuity Group Inc.	228	818
Dorel Industries Inc.	35	929
Enerflex Ltd.	146	1,567
Fairfax Financial Holdings Ltd.	26	15,234
Fairfax India Holdings Corp. (c)	1,287	14,156
Genworth MI Canada Inc. (e)	59	1,518
Gran Tierra Energy Inc. (c) (e)	490	1,469
HudBay Minerals Inc.	80	315
Laurentian Bank of Canada (e)	32	1,177
Major Drilling Group International Inc.	184	893
Mullen Group Ltd.	157	1,972
ShawCor Ltd.	42	1,031
		44,261
CHINA - 0.8%
AAC Technologies Holdings Inc.	145	1,465
China ZhengTong Auto Services Holdings Ltd.	2,206	702
Shanghai Haohai Biological Technology Co. Ltd. - Class H	200	981
Vinda International Holdings Ltd.	548	1,084
		4,232
DENMARK - 1.5%
ISS A/S	185	7,692

FINLAND - 5.4%
Amer Sports Oyj - Class A	125	3,835
Huhtamaki Oyj - Class I	84	3,926
Uponor Oyj	619	11,481
Valmet Corp.	590	8,884
		28,126
FRANCE - 3.8%
Beneteau SA (e)	701	7,143
Elis SA	481	7,942
Euler Hermes SA	57	4,856
		19,941
GERMANY - 2.4%
Gerresheimer AG	46	3,914
Jenoptik AG	136	2,481
Rational AG	8	3,783
Stabilus SA (c)	39	2,186
		12,364
GREECE - 0.7%
Diana Shipping Inc. (c)	1,398	3,662

HONG KONG - 3.6%
Goodbaby International Holdings Ltd.	3,226	1,674
Greatview Aseptic Packaging Co. Ltd.	2,615	1,400
Hang Lung Group Ltd.	476	1,821
Luk Fook Holdings International Ltd.	637	1,564
Minth Group Ltd.	272	960
Sitoy Group Holdings Ltd.	1,416	535
Stella International Holdings Ltd.	528	902
Techtronic Industries Co.	864	3,385
Value Partners Group Ltd. (e)	2,030	2,103
VTech Holdings Ltd. (e)	275	3,139
Xtep International Holdings Ltd.	2,731	1,280
		18,763
INDIA - 0.7%
Dewan Housing Finance Corp. Ltd.	650	2,776
Jain Irrigation Systems Ltd.	514	694
		3,470
IRELAND - 8.5%
C&C Group Plc	2,390	9,905
Dalata Hotel Group Plc (c)	1,834	8,446
Grafton Group Plc	1,573	10,131
Green REIT plc	4,909	8,024
Irish Residential Properties REIT Plc	3,850	5,099
Total Produce Plc	1,355	2,506
		44,111
ITALY - 2.7%
Azimut Holding SpA (e)	10	144
Interpump Group SpA	207	3,522
Prysmian SpA	406	10,627
		14,293
JAPAN - 9.3%
Aderans Holdings Co. Ltd. (p) (q)	735	3,294
Anritsu Corp.	187	1,067
Asahi Co. Ltd.	83	1,030
Asatsu-DK Inc.	208	5,540
Asics Corp.	164	3,294
Bunka Shutter Co. Ltd.	78	621
Capcom Co. Ltd. (e)	58	1,420
Daibiru Corp.	169	1,542
Descente Ltd.	118	1,521
Dowa Holdings Co. Ltd.	326	2,285
Fuji Oil Holdings Inc.	100	2,046
Gulliver International Co. Ltd. (e)	162	912
Kobayashi Pharmaceutical Co. Ltd.	75	3,892
Koshidaka Holdings Co. Ltd.	39	660
KYB Corp.	237	1,060
Laox Co. Ltd. (e)	102	734
Meitec Corp.	88	3,103
Nachi-Fujikoshi Corp. (e)	301	1,107
Nihon Parkerizing Co. Ltd. (e)	100	1,459
Shinko Plantech Co. Ltd.	88	629
Square Enix Holdings Co. Ltd. (e)	39	1,348
Sumitomo Rubber Industries Inc.	191	2,892

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TechnoPro Holdings Inc.	36	1,358
Tsugami Corp.	189	990
Tsumura & Co.	128	3,644
Ushio Inc. (e)	92	1,065
		48,513
LUXEMBOURG - 0.5%
Grand City Properties SA	130	2,540

NETHERLANDS - 3.5%
Aalberts Industries NV	113	3,853
Accell Group	67	1,704
Arcadis NV	159	2,288
Beter Bed Holding NV	44	973
Refresco Group NV (p)	190	3,151
Sligro Food Group NV	167	6,199
		18,168
NORWAY - 0.5%
Ekornes ASA	85	1,092
Tomra Systems ASA (e)	112	1,303
		2,395
PHILIPPINES - 0.5%
Metropolitan Bank & Trust Co.	399	703
Vista Land & Lifescapes Inc.	16,357	1,822
		2,525
POLAND - 0.2%
CCC SA	25	1,171

SINGAPORE - 2.9%
ARA Asset Management Ltd.	11,411	11,319
Straits Trading Co. Ltd.	2,687	3,941
		15,260
SOUTH KOREA - 1.5%
BNK Financial Group Inc.	213	1,668
DGB Financial Group Inc.	322	2,653
Hyundai Mipo Dockyard Co. Ltd. (c)	13	868
KIWOOM Securities Co. Ltd.	11	710
Korea Investment Holdings Co. Ltd.	52	1,940
		7,839
SPAIN - 3.8%
Construcciones y Auxiliar de Ferrocarriles SA (e)	4	1,775
Lar Espana Real Estate Socimi SA	1,214	8,730
Tecnicas Reunidas SA (e)	45	1,744
Zardoya Otis SA (e)	790	7,601
		19,850
SWEDEN - 1.3%
Bulten AB	77	876
Cloetta Fazer AB - Class B	308	1,116
Duni AB	83	1,262
Tethys Oil AB	2	11
Thule Group AB (p)	209	3,566
		6,831
SWITZERLAND - 4.2%
Basilea Pharmaceutical AG (c)	11	899
Bucher Industries AG	11	2,717
Logitech International SA	70	1,576
Panalpina Welttransport Holding AG (e)	100	13,887
Vontobel Holding AG	57	2,825
		21,904
TAIWAN - 1.6%
Casetek Holdings Ltd.	159	582
Chicony Electronics Co. Ltd.	1,018	2,582
Giant Manufacturing Co. Ltd.	329	2,327
Simplo Technology Co. Ltd.	291	961
Tripod Technology Corp.	774	1,727
		8,179
THAILAND - 0.3%
LPN Development PCL	1,260	415
Tisco Financial Group PCL	480	729
Tisco Financial Group PCL	192	292
		1,436
UNITED KINGDOM - 20.0%
Amec Foster Wheeler Plc	1,849	13,715
Bellway Plc	25	769
Bovis Homes Group Plc	66	750
Carpetright Plc (c)	1,007	3,002
Clarkson Plc (e)	449	12,203
Countrywide Plc	1,499	4,215
Devro Plc	247	758
DFS Furniture Plc	443	1,454
Dignity Plc	43	1,562
Foxtons Group Plc	636	826
Greggs Plc	198	2,603
Headlam Group Plc	1,365	8,738
Kennedy Wilson Europe Real Estate Plc	989	12,868
Laird Plc	455	1,869
LivaNova Plc (c)	37	2,253
Man Group Plc	1,205	1,755
Morgan Sindall Group Plc	443	4,249
Oxford Instruments Plc	150	1,232
PageGroup Plc	1,945	8,438
Serco Group Plc (c)	2,797	4,733
SIG Plc	759	1,145
Sthree Plc	1,048	3,379
Vectura Group Plc (c)	458	822
Vesuvius Plc	2,419	10,984
		104,322
UNITED STATES OF AMERICA - 2.8%
Flextronics International Ltd. (c)	76	1,036
RenaissanceRe Holdings Ltd.	108	13,013
Russel Metals Inc.	52	832
		14,881
Total Common Stocks (cost $504,906)		497,278

PREFERRED STOCKS - 0.2%
BRAZIL - 0.2%
Alpargatas SA	308	924
Total Preferred Stocks (cost $775)		924

SHORT TERM INVESTMENTS - 8.1%
Investment Company - 4.3%
JNL Money Market Fund, 0.24% (a) (h)	22,422	22,422

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	19,763	19,763
Total Short Term Investments (cost $42,185)		42,185
Total Investments - 103.7% (cost $547,866)		540,387
Other Assets and Liabilities, Net - (3.7%)		(19,447)
Total Net Assets - 100.0%		$520,940

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 86.6%
CONSUMER DISCRETIONARY - 8.1%
CBS Corp. - Class B	279	$15,258
Charter Communications Inc. - Class A (c)	72	19,312
DISH Network Corp. - Class A (c)	217	11,891
General Motors Co.	513	16,303
Relx Plc	497	9,433
Time Warner Inc.	115	9,139
Twenty-First Century Fox Inc. - Class B	478	11,835
		93,171
CONSUMER STAPLES - 11.8%
Altria Group Inc.	223	14,079
British American Tobacco Plc	343	21,889
CVS Health Corp.	151	13,480
Edgewell Personal Care Co. (c)	53	4,200
Energizer Holdings Inc.	53	2,639
Imperial Brands Plc	287	14,797
Kroger Co.	501	14,865
PepsiCo Inc.	110	11,965
Philip Morris International Inc.	52	5,045
Reynolds American Inc.	253	11,928
Rite Aid Corp. (c)	664	5,102
Walgreens Boots Alliance Inc.	186	15,012
		135,001
ENERGY - 8.0%
Apache Corp.	102	6,540
Baker Hughes Inc.	234	11,830
BP Plc	1,156	6,737
CONSOL Energy Inc. (e)	370	7,099
Kinder Morgan Inc.	773	17,885
Marathon Oil Corp.	911	14,401
Royal Dutch Shell Plc - Class A	501	12,496
Royal Dutch Shell Plc - Class A	294	7,316
Williams Cos. Inc.	229	7,045
		91,349
FINANCIALS - 20.1%
Alleghany Corp. (c)	31	16,469
Allstate Corp.	171	11,821
Ally Financial Inc. (c)	257	5,003
American International Group Inc.	416	24,660
Barclays Plc	2,860	6,200
Capital One Financial Corp.	136	9,766
Chubb Ltd.	129	16,192
CIT Group Inc.	283	10,286
Citigroup Inc.	280	13,209
Citizens Financial Group Inc.	565	13,957
Columbia Banking System Inc.	29	939
FCB Financial Holdings Inc. - Class A (c)	41	1,562
Guaranty Bancorp	10	173
JPMorgan Chase & Co.	291	19,347
MetLife Inc.	296	13,166
PNC Financial Services Group Inc.	287	25,878
Voya Financial Inc.	261	7,515
Wells Fargo & Co.	208	9,207
White Mountains Insurance Group Ltd.	11	9,238
XL Group Ltd.	476	16,016
		230,604
HEALTH CARE - 14.1%
CIGNA Corp.	40	5,208
Eli Lilly & Co.	322	25,823
Medtronic Plc	469	40,519
Merck & Co. Inc.	680	42,451
Novartis AG - ADR	230	18,169
Stryker Corp.	147	17,156
Teva Pharmaceutical Industries Ltd. - ADR	262	12,032
		161,358
INDUSTRIALS - 4.4%
A P Moller - Maersk A/S - Class B	7	10,087
B/E Aerospace Inc.	112	5,781
Caterpillar Inc.	186	16,510
CNH Industrial NV	764	5,471
Federal Signal Corp.	96	1,267
KLX Inc. (c)	56	1,969
Sensata Technologies Holding NV (c)	237	9,202
		50,287
INFORMATION TECHNOLOGY - 13.7%
CA Inc.	457	15,132
Cisco Systems Inc.	666	21,134
Dell Technologies Inc. - Class V	60	2,884
Hewlett Packard Enterprise Co.	418	9,511
LinkedIn Corp. - Class A (c)	59	11,322
Microsoft Corp.	701	40,358
Nokia Oyj	1,026	5,949
Nokia Oyj - ADR (e)	823	4,766
Samsung Electronics Co. Ltd.	11	16,381
Symantec Corp.	1,009	25,318
Xerox Corp.	347	3,516
		156,271
MATERIALS - 4.2%
Freeport-McMoran Inc. - Class B	495	5,373
International Paper Co.	334	16,022
LafargeHolcim Ltd.	148	8,034
ThyssenKrupp AG	302	7,211
Warrior Met Coal LLC - Class A (c) (f) (p) (q)	3	444
Warrior Met Coal LLC - Class B (c) (f) (p) (q)	7	1,073
WestRock Co.	214	10,376
		48,533
REAL ESTATE - 0.3%
Alexander’s Inc.	8	3,356
Forestar Group Inc. (c) (e)	37	433
		3,789
TELECOMMUNICATION SERVICES - 1.8%
Koninklijke KPN NV	2,455	8,144
Vodafone Group Plc	4,440	12,734
		20,878
UTILITIES - 0.1%
NRG Energy Inc.	74	827
Total Common Stocks (cost $864,476)		992,068

CORPORATE BONDS AND NOTES - 1.8%
CONSUMER DISCRETIONARY - 0.5%
iHeartCommunications Inc., 9.00%, 12/15/19	$7,449	5,894

ENERGY - 0.0%
Samson Investment Co., 0.00%, 02/15/20 (c) (d)	4,131	165
Walter Energy Inc., 0.00%, 04/01/20 (c) (d) (r) (y)	1,315	—
		165
HEALTH CARE - 0.6%
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	5,087	4,769
6.75%, 08/15/21 (r)	830	780

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
7.25%, 07/15/22 (r)	409	380
		5,929
INFORMATION TECHNOLOGY - 0.6%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	1,796
10.50%, 03/01/21 (r)	9,561	2,103
Western Digital Corp., 10.50%, 04/01/24 (r)	2,705	3,141
		7,040
REAL ESTATE - 0.0%
Tropicana Entertainment LLC, 0.00%, 12/15/14 (c) (d) (f) (p) (q)	1,130	—

UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC, 0.00%, 10/01/20 (c) (d) (r)	4,182	1,276
Total Corporate Bonds and Notes (cost $32,612)		20,304

VARIABLE RATE SENIOR LOAN INTERESTS - 2.2% (i)
CONSUMER DISCRETIONARY - 1.5%
Belk Inc. Term Loan, 5.75%, 11/18/22	1,590	1,438
Caesars Entertainment Operating Co. 1st Lien Term Loan, 0.00%, 01/28/18 (c) (d)	2,947	3,220
Caesars Entertainment Operating Co. Term Loan B-5, 0.00%, 01/28/18 (c) (d)	618	661
Caesars Entertainment Operating Co. Term Loan B-7, 0.00%, 01/28/18 (c) (d) (f)	2,238	2,562
iHeartCommunications Inc. Term Loan D, 7.27%, 01/30/19	4,339	3,333
iHeartCommunications Inc. Term Loan E, 8.02%, 07/30/19	1,395	1,066
Toys R Us Inc. Term Loan B-4
8.25%, 10/15/19	616	605
9.75%, 03/15/20	5,871	5,082
		17,967
INFORMATION TECHNOLOGY - 0.4%
Avaya Inc. Term Loan B-3, 5.24%, 10/26/17	2,394	1,885
Avaya Inc. Term Loan B-7
6.50%, 03/31/18	1,553	1,174
6.25%, 04/30/20	1,734	1,277
		4,336
UTILITIES - 0.3%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan, 0.00%, 10/10/17 (c) (d)	11,682	3,361
Total Variable Rate Senior Loan Interests (cost $33,537)		25,664

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Commonwealth of Puerto Rico, 0.00%, 07/01/35 (c) (d)	4,758	3,110
Total Government and Agency Obligations (cost $4,123)		3,110

OTHER EQUITY INTERESTS - 0.1%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	882
Tribune Co. Litigation Interests (c) (f) (p) (q) (u)	67	—
Total Other Equity Interests (cost $1,709)		882

SHORT TERM INVESTMENTS - 8.8%
Investment Company - 8.0%
JNL Money Market Fund, 0.24% (a) (h)	91,905	91,905

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	9,217	9,217
Total Short Term Investments (cost $101,122)		101,122
Total Investments - 99.8% (cost $1,037,579)		1,143,150
Other Assets and Liabilities, Net - 0.2%		2,728
Total Net Assets - 100.0%		$1,145,878

JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.5%
Aberdeen Loan Funding Ltd., 1.41%, 11/01/18 (i) (r)	$304	$303
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.69%, 08/25/36 (i)	1,937	1,686
ACIS CLO Ltd.
1.17%, 10/14/22 (i) (r)	418	415
1.37%, 10/14/22 (i) (r)	3,733	3,688
2.18%, 05/01/26 (i) (r)	4,066	4,056
Adjustable Rate Mortgage Trust REMIC, 3.09%, 04/25/35 (i)	134	131
Amortizing Residential Collateral Trust REMIC, 2.33%, 08/25/32 (i)	24	22
Asset Backed Securities Corp. Home Equity REMIC, 3.37%, 04/15/33 (i)	8	8
Banc of America Commercial Mortgage Inc. REMIC, 5.80%, 04/10/49 (i)	600	610
Banc of America Funding Corp. REMIC, 5.79%, 10/25/36	35	31
Banc of America Mortgage Securities Inc. REMIC, 3.23%, 09/25/35 (i)	375	343
Bank of America Student Loan Trust, 1.51%, 02/25/43 (i) (r)	1,686	1,659
BlueMountain CLO Ltd., 1.11%, 03/17/21 (i) (r)	505	503
Brentwood CLO Corp., 1.03%, 02/01/22 (i) (r)	532	529
Citigroup Mortgage Loan Trust Inc. REMIC, 3.08%, 12/25/35 (i)	675	598
Countrywide Alternative Loan Trust REMIC, 2.01%, 09/25/35 (i)	128	114
Countrywide Asset-Backed Certificates REMIC, 2.40%, 06/25/34 (i)	77	71
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.85%, 02/19/34 (i)	190	186
Credit Suisse European Mortgage Capital Ltd., 2.75%, 04/20/20 (f) (i) (p) (q), EUR	2,617	2,810
Crown Point CLO III Ltd., 2.19%, 12/31/27 (i) (r)	9,550	9,099
Duane Street CLO IV Ltd., 1.08%, 11/14/21 (i) (r)	4,639	4,604
ECMC Group Student Loan Trust, 1.86%, 02/25/29 (i) (r)	6,100	6,100
Educational Services of America Inc., 1.56%, 07/25/23 (i) (r)	320	318
Fannie Mae Connecticut Avenue Securities, 4.78%, 01/25/29 (i)	1,300	1,337
FREMF Mortgage Trust REMIC, 4.21%, 09/25/25 (i) (r)	2,350	2,309
GCO Education Loan Funding Trust, 0.96%, 05/25/25 (i)	1,675	1,652

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GMAC Mortgage Corp. Loan Trust REMIC
6.99%, 09/25/37 (i)	77	75
7.00%, 09/25/37	163	167
Greywolf CLO V Ltd., 2.31%, 04/25/27 (i) (r)	3,500	3,514
GSAA Home Equity Trust REMIC, 0.76%, 05/25/37 (i)	3,290	2,192
GSMPS Mortgage Loan Trust, 0.98%, 02/25/35 (i) (r)	19	19
Halcyon Loan Advisors Funding Ltd.
2.74%, 04/28/25 (i) (r)	3,800	3,747
2.21%, 04/18/26 (i) (r)	2,550	2,548
REMIC, 2.10%, 07/25/27 (i) (r)	5,800	5,766
ICG U.S. CLO Ltd., 1.85%, 04/20/26 (i) (r)	4,197	4,160
Impac CMB Trust REMIC, 1.17%, 03/25/35 (i)	67	57
Leek Finance Number Eighteen Plc
0.03%, 09/21/38 (i), EUR	114	138
1.12%, 09/21/38 (i)	1,022	1,101
Luminent Mortgage Trust REMIC, 0.71%, 12/25/36 (i)	2,280	1,888
MASTR Adjustable Rate Mortgages Trust REMIC
3.10%, 10/25/34 (i)	146	141
3.54%, 12/25/34 (i)	48	46
1.71%, 12/25/46 (i)	1,702	1,327
MASTR Seasoned Securities Trust REMIC, 3.42%, 10/25/32 (i)	113	110
Mid-State Trust, 7.34%, 07/01/35	104	111
Morgan Stanley Capital I Trust REMIC
5.93%, 11/15/17 (i)	150	146
5.48%, 02/12/44 (i)	200	201
Morgan Stanley Mortgage Loan Trust REMIC
3.31%, 08/25/34 (i)	73	72
3.21%, 03/25/36 (i)	928	748
Mortgage Repurchase Financing Trust
1.62%, 02/10/17 (f) (i) (r)	5,400	5,400
1.82%, 08/10/17 (f) (i) (r)	5,400	5,400
Navient Student Loan Trust, 1.78%, 12/25/28 (i) (r)	11,998	11,998
NCUA Guaranteed Notes Trust REMIC, 3.00%, 06/12/19	1,900	1,994
OCP CLO Ltd., 1.46%, 04/26/26 (i) (r)	5,800	5,617
OFSI Fund VI Ltd., 1.81%, 03/20/25 (i) (r)	5,700	5,498
OFSI Fund VII Ltd., 2.02%, 10/18/26 (i) (r)	1,300	1,295
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.78%, 01/01/24 (i)	1,170	1,154
Residential Accredit Loans Inc. Trust REMIC, 1.51%, 01/25/46 (i)	753	558
Sail Net Interest Margin Notes
7.75%, 04/27/33 (r)	6	10
5.50%, 03/27/34 (r)	45	32
Scholar Funding Trust, 1.49%, 04/28/35 (i) (r)	1,946	1,866
SLM Student Loan Trust
2.36%, 01/24/17 (i)	2,435	2,442
0.77%, 07/25/22 (i)	4,800	4,534
1.46%, 04/25/23 (i)	1,007	981
2.41%, 07/25/23 (i)	2,561	2,576
0.83%, 01/25/27 (i)	5,120	5,024
0.96%, 12/15/32 (r)	4,457	4,096
SPS Servicer Advance Receivables Trust, 2.62%, 01/16/17 (r)	5,100	5,098
Structured Asset Mortgage Investments Inc. REMIC, 2.82%, 08/25/35 (i)	49	46
THL Credit Wind River CLO Ltd., 1.85%, 04/20/25 (i) (r)	4,800	4,785
Trinitas CLO II Ltd., 2.00%, 07/15/26 (i) (r)	2,500	2,447
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.78%, 06/25/34 (i)	242	244
Wells Fargo Mortgage Backed Securities Trust REMIC, 3.00%, 04/25/36 (i)	66	64
WhiteHorse VIII Ltd., 2.26%, 05/01/26 (i) (r)	2,400	2,375
Z Capital Credit Partners CLO Ltd., 2.07%, 07/16/27 (i) (r)	6,150	5,781
Total Non-U.S. Government Agency Asset- Backed Securities (cost $153,227)		152,771

CORPORATE BONDS AND NOTES - 26.9%
CONSUMER DISCRETIONARY - 2.4%
21st Century Fox America Inc., 3.70%, 09/15/24	3,425	3,701
Amazon.com Inc., 3.30%, 12/05/21	2,500	2,681
Charter Communications Operating LLC
3.58%, 07/23/20 (r)	125	131
4.91%, 07/23/25 (r)	2,200	2,429
Comcast Corp., 3.38%, 08/15/25	4,650	5,000
DISH DBS Corp., 7.75%, 07/01/26 (r)	2,950	3,134
Dollar Tree Inc.
5.25%, 03/01/20	100	104
5.75%, 03/01/23	400	430
General Motors Financial Co. Inc., 3.50%, 07/10/19	1,025	1,056
MGM Resorts International, 6.63%, 12/15/21	1,400	1,575
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,780
Priceline Group Inc., 3.60%, 06/01/26	2,225	2,334
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,598
Sally Holdings LLC, 5.63%, 12/01/25	1,350	1,453
Time Warner Cable Inc.
5.00%, 02/01/20	175	190
5.88%, 11/15/40	425	473
5.50%, 09/01/41	253	271
Time Warner Inc., 3.88%, 01/15/26	475	515
		29,855
CONSUMER STAPLES - 3.3%
Constellation Brands Inc., 4.25%, 05/01/23	2,325	2,462
CVS Caremark Corp.
4.13%, 05/15/21	999	1,092
3.38%, 08/12/24	2,050	2,171
CVS Health Corp.
3.50%, 07/20/22	2,775	2,970
2.88%, 06/01/26	3,450	3,503
Kimberly-Clark Corp., 3.70%, 06/01/43	575	623
Kraft Heinz Foods Co.
2.80%, 07/02/20	1,325	1,373
3.95%, 07/15/25	1,925	2,084
4.38%, 06/01/46	2,250	2,387
Molson Coors Brewing Co.
2.10%, 07/15/21	625	631
3.00%, 07/15/26	875	882
Pernod-Ricard SA, 4.45%, 01/15/22 (r)	1,400	1,544
Philip Morris International Inc., 2.75%, 02/25/26	1,325	1,360
Reynolds American Inc., 4.45%, 06/12/25	8,000	8,931
Reynolds Group Issuer Inc., 5.75%, 10/15/20	2,275	2,346
SABMiller Holdings Inc., 4.95%, 01/15/42 (r)	225	263
Suntory Holdings Ltd., 2.55%, 09/29/19 (r)	2,050	2,090
Walgreens Boots Alliance Inc.
2.70%, 11/18/19	525	541
2.60%, 06/01/21	1,175	1,202
3.45%, 06/01/26	1,300	1,350
		39,805
ENERGY - 2.5%
Anadarko Petroleum Corp.
3.45%, 07/15/24	670	661
6.45%, 09/15/36	850	995
Antero Resources Corp., 5.63%, 06/01/23	2,100	2,139

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Apache Corp.
3.25%, 04/15/22	300	308
2.63%, 01/15/23	525	517
4.25%, 01/15/44	1,550	1,509
ConocoPhillips Co.
3.35%, 11/15/24 (e)	1,485	1,521
4.95%, 03/15/26	900	1,015
4.15%, 11/15/34	825	825
Devon Energy Corp., 4.75%, 05/15/42	925	864
Enbridge Inc., 3.50%, 06/10/24	725	721
Energy Transfer Partners LP
3.60%, 02/01/23	210	207
4.75%, 01/15/26	350	362
Enterprise Products Operating LLC, 4.46%, 08/01/66 (i)	3,325	3,134
Laredo Petroleum Inc., 6.25%, 03/15/23 (e)	300	294
Occidental Petroleum Corp., 3.40%, 04/15/26	2,075	2,196
Pemex Project Funding Master Trust, 6.63%, 06/15/35	20	20
Petroleos de Venezuela SA
9.00%, 11/17/21	130	74
6.00%, 05/16/24	1,320	562
6.00%, 11/15/26	890	374
5.38%, 04/12/27	100	42
5.50%, 04/12/37	50	21
Petroleos Mexicanos
5.50%, 02/04/19 (r)	470	496
6.38%, 02/04/21 (r)	270	294
6.38%, 02/04/21	42	46
5.13%, 03/15/23, EUR	230	289
4.50%, 01/23/26	560	545
6.88%, 08/04/26	2,777	3,131
5.50%, 06/27/44	71	61
6.38%, 01/23/45	40	38
5.63%, 01/23/46	10	9
6.75%, 09/21/47 (r)	390	388
Pioneer Natural Resources Co., 3.45%, 01/15/21	1,550	1,612
Shell International Finance BV, 4.55%, 08/12/43	825	912
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24	500	520
Western Gas Partners LP, 3.95%, 06/01/25	1,300	1,283
Williams Partners LP
3.60%, 03/15/22	325	331
3.90%, 01/15/25	1,825	1,822
		30,138
FINANCIALS - 8.1%
AerCap Aviation Solutions BV, 6.38%, 05/30/17	200	205
American International Group Inc.
3.75%, 07/10/25	750	787
4.50%, 07/16/44	200	204
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	6,900	7,121
3.65%, 02/01/26	3,425	3,668
4.90%, 02/01/46	900	1,079
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (m)	1,125	1,172
6.50%, (callable at 100 beginning 10/23/24) (m)	750	812
4.00%, 04/01/24	1,500	1,617
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	300	305
BAT International Finance Plc, 3.95%, 06/15/25 (r)	2,075	2,294
Capital One Financial Corp., 4.20%, 10/29/25	2,000	2,088
Chubb Corp., 6.37%, 03/29/67 (i)	1,300	1,235
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (m)	775	783
6.25%, (callable at 100 beginning 08/15/26) (m)	1,550	1,670
Compass Bank
1.85%, 09/29/17	850	849
2.75%, 09/29/19	925	924
5.50%, 04/01/20	1,200	1,287
Credit Suisse AG
7.50%, (callable at 100 beginning 12/11/23) (m) (r)	250	254
6.50%, 08/08/23 (r)	400	433
Dai-ichi Life Insurance Co. Ltd., 4.00%, (callable at 100 beginning 07/24/26) (m) (r)	3,050	3,065
Discover Bank, 8.70%, 11/18/19	551	636
Discover Financial Services, 3.85%, 11/21/22	1,499	1,555
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,200	1,260
5.88%, 08/02/21	750	855
4.13%, 08/04/25	2,025	2,138
GE Capital International Funding Co., 4.42%, 11/15/35	1,346	1,514
General Electric Capital Corp.
8.50%, 04/06/18, MXN	5,000	267
6.15%, 08/07/37	158	217
5.88%, 01/14/38	258	347
Geo Maquinaria, 0.00%, 05/02/21 (c) (d)	270	3
Glencore Funding LLC, 2.50%, 01/15/19 (r)	269	268
ING Bank NV, 4.12%, 11/21/23 (i)	2,875	2,944
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,425	1,427
3.88%, 01/16/18	3,075	3,135
5.02%, 06/26/24 (r)	1,200	1,096
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	2,575	2,610
Lloyds Banking Group Plc, 4.65%, 03/24/26	700	721
Macquarie Bank Ltd., 6.63%, 04/07/21 (p) (q)	1,475	1,699
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	1,050	1,080
3.85%, 03/01/26	1,200	1,302
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,136
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (e) (m)	1,850	1,889
3.88%, 04/29/24	1,150	1,231
3.70%, 10/23/24	3,000	3,165
4.00%, 07/23/25	150	161
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,777
Petrobras Global Finance BV
4.88%, 03/17/20	130	131
8.38%, 05/23/21	420	460
PNC Preferred Funding Trust II, 2.07%, (callable at 100 beginning 03/15/17) (m) (r)	2,500	2,387
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	2,125	2,154
Reynolds Group Issuer Inc., 5.13%, 07/15/23 (r)	1,250	1,291
Royal Bank of Scotland Group Plc
8.62%, (callable at 100 beginning 08/15/21) (m) (v)	500	492
3.88%, 09/12/23	1,125	1,110
Santander Bank NA, 2.00%, 01/12/18	1,675	1,675
Santander UK Plc, 5.00%, 11/07/23 (r)	3,010	3,137
Sovereign Bank, 8.75%, 05/30/18	700	767
Stadshypotek AB, 1.88%, 10/02/19 (r)	4,300	4,342

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (r)	2,200	2,416
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,823
Synchrony Financial
2.60%, 01/15/19	2,200	2,226
3.00%, 08/15/19	1,525	1,561
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	640	722
Trust F/1401, 5.25%, 12/15/24 (r)	470	488
UBS Group AG, 3.00%, 04/15/21 (r)	2,300	2,362
WEA Finance LLC, 3.75%, 09/17/24 (r)	1,800	1,893
		99,722
HEALTH CARE - 3.1%
AbbVie Inc.
2.50%, 05/14/20	2,225	2,271
2.30%, 05/14/21	1,125	1,135
Actavis Funding SCS
2.35%, 03/12/18	1,200	1,212
3.45%, 03/15/22	325	341
3.80%, 03/15/25	590	625
4.85%, 06/15/44	1,750	1,930
Aetna Inc.
2.40%, 06/15/21	1,050	1,063
2.80%, 06/15/23	900	919
Bayer US Finance LLC, 3.00%, 10/08/21 (r)	2,900	3,037
Becton Dickinson & Co., 2.68%, 12/15/19	1,850	1,910
Community Health Systems Inc., 8.00%, 11/15/19 (e)	350	343
EMD Finance LLC, 2.95%, 03/19/22 (r)	3,650	3,763
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	4,074	4,292
5.00%, 12/15/21 (r)	1,700	1,903
HCA Inc., 4.75%, 05/01/23	2,150	2,241
Medtronic Inc.
2.50%, 03/15/20	675	698
3.15%, 03/15/22	1,200	1,275
Stryker Corp., 2.63%, 03/15/21	725	747
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	1,875	1,881
3.15%, 10/01/26	1,675	1,684
Thermo Fisher Scientific Inc., 3.00%, 04/15/23	1,800	1,844
UnitedHealth Group Inc.
4.63%, 07/15/35	1,050	1,222
4.75%, 07/15/45	1,125	1,353
		37,689
INDUSTRIALS - 0.6%
General Electric Co., 3.50%, 10/02/18	2,055	2,113
International Lease Finance Corp., 7.13%, 09/01/18 (r)	1,200	1,310
Penske Truck Leasing Co. LP, 3.05%, 01/09/20 (r)	2,400	2,468
Roper Technologies Inc., 3.00%, 12/15/20	1,350	1,403
		7,294
INFORMATION TECHNOLOGY - 1.8%
Cisco Systems Inc., 2.20%, 02/28/21	1,675	1,714
Fidelity National Information Services Inc.
3.63%, 10/15/20	2,750	2,917
3.00%, 08/15/26	1,325	1,311
Fiserv Inc., 2.70%, 06/01/20	1,700	1,753
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (r)	1,125	1,201
Intel Corp., 3.70%, 07/29/25	2,550	2,831
Microsoft Corp., 3.13%, 11/03/25	2,300	2,448
Nvidia Corp., 2.20%, 09/16/21	1,225	1,229
NXP BV, 4.63%, 06/01/23 (r)	4,250	4,649
Oracle Corp., 2.50%, 05/15/22	1,925	1,976
		22,029
MATERIALS - 0.3%
Ecolab Inc., 5.50%, 12/08/41	775	969
LyondellBasell Industries NV, 5.00%, 04/15/19	525	563
Sappi Papier Holding GmbH, 7.75%, 07/15/17 (p) (q)	1,200	1,227
Westlake Chemical Corp., 3.60%, 08/15/26 (r)	1,100	1,101
		3,860
REAL ESTATE - 1.8%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	2,093
American Tower Corp.
3.40%, 02/15/19	825	857
3.30%, 02/15/21	850	889
ARC Properties Operating Partnership LP, 3.00%, 02/06/19	2,310	2,341
Crown Castle International Corp.
2.25%, 09/01/21	675	674
5.25%, 01/15/23	2,275	2,576
Developers Diversified Realty Corp., 7.50%, 04/01/17	2,170	2,234
Education Realty Operating Partnership LP, 4.60%, 12/01/24	1,775	1,848
ERP Operating LP, 4.63%, 12/15/21	1,538	1,727
HCP Inc., 6.00%, 01/30/17	1,375	1,395
Select Income REIT
2.85%, 02/01/18	325	327
3.60%, 02/01/20	575	584
4.15%, 02/01/22	800	804
Ventas Realty LP, 3.25%, 10/15/26	2,125	2,146
VEREIT Operating Partnership LP
4.13%, 06/01/21	1,125	1,162
4.88%, 06/01/26	600	634
		22,291
TELECOMMUNICATION SERVICES - 2.5%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	9,650	491
AT&T Inc.
4.45%, 04/01/24	800	880
3.95%, 01/15/25	625	664
3.40%, 05/15/25	2,975	3,058
Digicel Ltd., 6.75%, 03/01/23 (r)	1,550	1,379
SoftBank Group Corp., 4.50%, 04/15/20 (r)	1,700	1,759
Telefonica Emisiones SAU, 5.46%, 02/16/21	3,225	3,662
Verizon Communications Inc.
2.63%, 02/21/20	4,200	4,320
5.15%, 09/15/23	8,750	10,184
4.15%, 03/15/24	725	801
2.63%, 08/15/26	1,975	1,938
4.67%, 03/15/55	1,023	1,076
		30,212
UTILITIES - 0.5%
Consumers Energy Co, 3.95%, 05/15/43	2,125	2,347
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	1,575	1,378
Southern Co., 2.35%, 07/01/21	2,325	2,370
		6,095
Total Corporate Bonds and Notes (cost $315,155)		328,990

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 61.1%
GOVERNMENT SECURITIES - 26.8%
Federal Home Loan Bank - 0.6% (w)
Federal Home Loan Bank, 2.88%, 06/13/25	6,650	7,148
Federal National Mortgage Association - 0.4% (w)
Federal National Mortgage Association
6.25%, 05/15/29	2,600	3,756
6.63%, 11/15/30	900	1,371
		5,127
Municipals - 1.3%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,155
Commonwealth of Puerto Rico
0.00%, 07/01/26 (c) (d) (p) (q)	165	102
0.00%, 07/01/31 (c) (d) (p) (q)	10	6
0.00%, 07/01/32 (c) (d) (p) (q)	10	6
0.00%, 07/01/32 (c) (d) (p) (q)	10	6
0.00%, 07/01/33 (c) (d) (p) (q)	140	86
0.00%, 07/01/34 (c) (d) (p) (q)	10	6
0.00%, 07/01/34 (c) (d) (p) (q)	10	6
0.00%, 07/01/35 (c) (d) (p) (q)	1,055	690
0.00%, 07/01/36 (c) (d) (p) (q)	10	6
0.00%, 07/01/38 (c) (d) (p) (q)	15	9
0.00%, 07/01/39 (c) (d) (p) (q)	260	161
0.00%, 07/01/41 (c) (d) (p) (q)	65	39
0.00%, 07/01/41 (c) (d) (p) (q)	15	9
Northstar Education Finance Inc. Student Loan Asset-Backed Note (insured by Guaranteed Student Loans)
1.82%, 04/01/42 (i)	650	596
2.43%, 04/01/42 (i)	2,300	2,106
2.50%, 04/01/42 (i)	700	641
Port Authority of New York & New Jersey, 4.81%, 10/15/65	900	1,097
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	195	149
5.00%, 07/01/33	105	79
5.75%, 07/01/37	30	23
6.00%, 07/01/38 - 07/01/47	315	243
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	1,640	861
5.50%, 08/01/28 - 08/01/42	2,435	1,285
6.75%, 08/01/32 (k)	285	160
0.00%, 08/01/33 - 08/01/38 (j)	470	55
0.00%, 08/01/33 (k)	75	26
5.00%, 08/01/35 - 08/01/43	250	130
5.75%, 08/01/37	300	159
5.38%, 08/01/38 - 08/01/39	350	184
6.00%, 08/01/39 - 08/01/42	895	477
6.38%, 08/01/39	15	8
State of California
7.95%, 03/01/36	1,290	1,542
7.63%, 03/01/40	2,390	3,783
		15,891
Sovereign - 4.4%
Chile Government International Bond, 3.63%, 10/30/42	800	851
Colombia Government International Bond
4.50%, 01/28/26	220	243
5.63%, 02/26/44	840	974
5.00%, 06/15/45	340	369
Dominican Republic Bond, 11.38%, 07/06/29, DOP	300	7
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	9
14.50%, 02/10/23, DOP	600	15
6.88%, 01/29/26 (r)	1,000	1,158
8.63%, 04/20/27	396	485
7.45%, 04/30/44 (r)	180	214
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	5,264
Indonesia Government International Bond
5.38%, 10/17/23	200	231
5.88%, 01/15/24	1,020	1,203
4.13%, 01/15/25 (r)	360	384
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,690
7.00%, 06/15/25	1,500	2,063
6.75%, 07/15/27	1,200	1,691
Israel Government AID Bond, 5.50%, 09/18/23 - 04/26/24	5,500	6,889
Kazakhstan Government International Bond, 5.13%, 07/21/25	200	225
Kreditanstalt fur Wiederaufbau, 1.13%, 08/06/18	9,600	9,622
Mexico Bonos
6.50%, 06/10/21, MXN	6,507	346
8.00%, 12/07/23, MXN	21,930	1,271
7.50%, 06/03/27, MXN	5,200	297
8.50%, 05/31/29, MXN	3,453	213
Mexico Government International Bond
3.63%, 03/15/22	910	958
4.75%, 03/08/44	2,760	2,870
5.55%, 01/21/45	160	186
4.60%, 01/23/46	510	519
Republic of Honduras, 8.75%, 12/16/20 (r)	370	425
Republic of Indonesia, 4.75%, 01/08/26 (r)	1,300	1,452
South Africa Government International Bond
5.88%, 09/16/25	240	272
4.88%, 04/14/26	200	210
Tennessee Valley Authority
3.88%, 02/15/21	3,700	4,104
5.98%, 04/01/36	1,250	1,822
4.63%, 09/15/60	800	1,017
Turkey Government International Bond
5.63%, 03/30/21	410	437
6.25%, 09/26/22	1,470	1,613
5.75%, 03/22/24	740	797
United Mexican States, 6.05%, 01/11/40	60	73
Venezuela Government International Bond
8.25%, 10/13/24	955	470
9.25%, 05/07/28	418	215
		53,154
Treasury Inflation Index Securities - 5.5%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 - 07/15/24 (n)	39,109	39,623
0.38%, 07/15/23 - 07/15/25 (n)	18,312	18,945
0.63%, 01/15/24 (n)	2,310	2,426
2.50%, 01/15/29 (n)	3,755	4,776
1.38%, 02/15/44 (n)	1,549	1,846
		67,616
U.S. Treasury Securities - 14.6%
U.S. Treasury Bond
3.63%, 08/15/43 (o)	5,800	7,405
3.75%, 11/15/43 (o)	11,900	15,532
3.63%, 02/15/44	11,820	15,095
3.00%, 11/15/44 - 11/15/45	26,200	29,981
2.88%, 08/15/45	3,500	3,911
2.50%, 05/15/46	190	197
2.25%, 08/15/46	3,640	3,586
U.S. Treasury Note
1.63%, 07/31/20	51,800	52,927

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
1.13%, 07/31/21 - 09/30/21	32,380	32,336
1.75%, 09/30/22	6,000	6,149
1.88%, 10/31/22	230	237
1.38%, 09/30/23	11,900	11,859
		179,215
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 34.3%
Federal Home Loan Mortgage Corp. - 5.3%
Federal Home Loan Mortgage Corp.
3.11%, 02/25/23	1,500	1,618
4.33%, 03/25/25 (i)	700	740
5.00%, 03/01/26 - 06/01/41	2,243	2,495
3.83%, 10/25/27 (i)	620	645
5.50%, 04/01/28 - 08/01/38	1,127	1,280
4.52%, 03/25/29 (f) (i)	1,400	1,400
3.00%, 03/01/32 - 03/01/43	3,304	3,464
3.08%, 01/01/37 (i)	506	535
6.00%, 08/01/37 - 05/01/40	947	1,088
6.50%, 01/01/38 - 12/01/38	954	1,136
7.00%, 02/01/39	675	788
4.00%, 06/01/40 - 07/01/45	715	768
4.50%, 11/01/40	5	5
3.50%, 04/01/43 - 06/01/46	31,579	33,612
Interest Only, 3.00%, 12/15/27 (p) (q)	846	73
REMIC, 3.03%, 10/25/20	4,700	4,973
REMIC, 1,156.50%, 06/15/21 (p) (q)	—	—
REMIC, 2.78%, 09/25/22	1,447	1,497
REMIC, 3.46%, 08/25/23 (i)	800	882
REMIC, 2.81%, 01/25/25	6,100	6,481
REMIC, Interest Only, 5.58%, 07/15/39 (i) (p) (q)	891	160
REMIC, Interest Only, 5.48%, 05/15/41 (i) (p) (q)	1,043	154
REMIC, Interest Only, 5.58%, 11/15/43 (i) (p) (q)	1,292	218
REMIC, Interest Only, 5.53%, 03/15/44 (i) (p) (q)	898	146
REMIC, Interest Only, 5.53%, 04/15/44 (i) (p) (q)	1,282	184
REMIC, Interest Only, 5.08%, 05/15/45 (i) (p) (q)	1,328	210
REMIC, Interest Only, 5.48%, 05/15/46 (i) (p) (q)	4,038	838
		65,390
Federal National Mortgage Association - 19.3%
Federal National Mortgage Association
2.80%, 03/01/18	2,305	2,340
5.00%, 03/01/18 - 12/01/44	2,682	2,963
3.74%, 05/01/18	1,381	1,420
3.84%, 05/01/18	1,790	1,844
4.50%, 08/01/18 - 08/01/41	2,820	3,131
6.50%, 02/01/19	—	—
4.51%, 06/01/19	4,400	4,545
3.42%, 10/01/20	966	1,035
3.63%, 12/01/20	755	813
4.38%, 06/01/21	3,214	3,572
3.83%, 07/01/21	1,550	1,693
5.50%, 09/01/23 - 11/01/39	1,227	1,301
6.00%, 01/01/24 - 08/01/39	1,446	1,679
1.73%, 07/25/24 (i)	187	187
1.88%, 09/24/26	8,900	8,834
8.00%, 04/01/30 - 01/01/31	21	24
7.00%, 07/01/32 - 03/01/39	388	459
2.47%, 11/01/35 (i)	28	29
2.68%, 05/01/36 (i)	199	209
2.87%, 05/01/36 (i)	195	208
2.93%, 08/01/36 (i)	177	188
2.79%, 09/01/36 (i)	162	172
4.00%, 08/01/39 - 09/01/39	26	28
3.50%, 11/01/41 - 06/01/46	6,561	6,998
3.00%, 11/01/42 - 07/01/43	4,059	4,256
3.50%, 10/15/46, TBA (g)	120,000	126,638
4.00%, 10/15/46, TBA (g)	34,000	36,517
5.00%, 10/15/46, TBA (g)	2,000	2,221
3.00%, 11/15/46, TBA (g)	14,000	14,522
REMIC, 5.00%, 06/25/41 - 10/25/41	2,511	2,783
REMIC, 7.00%, 07/25/42 - 10/25/42	885	1,036
REMIC, Interest Only, 4.48%, 11/25/40 (i) (p) (q)	3,859	608
REMIC, Interest Only, 5.42%, 02/25/42 (i) (p) (q)	1,049	172
REMIC, Interest Only, 5.62%, 07/25/42 (i) (p) (q)	835	118
REMIC, Interest Only, 6.14%, 07/25/42 (i) (p) (q)	722	123
REMIC, Interest Only, 5.57%, 09/25/43 (i) (p) (q)	897	144
REMIC, Interest Only, 5.57%, 12/25/43 (i) (p) (q)	1,940	358
REMIC, Interest Only, 5.72%, 01/25/45 (i) (p) (q)	946	176
REMIC, Interest Only, 5.17%, 11/25/45 (i) (p) (q)	1,931	320
REMIC, Interest Only, 5.17%, 11/25/45 (i) (p) (q)	506	71
REMIC, Interest Only, 5.17%, 11/25/45 (i) (p) (q)	13,164	2,140
REMIC, Interest Only, 5.72%, 11/25/45 (i) (p) (q)	842	127
REMIC, Interest Only, 4.00%, 02/25/46 (p) (q)	2,375	396
REMIC, Interest Only, 5.62%, 02/25/46 (i) (p) (q)	1,839	410
		236,808
Government National Mortgage Association - 9.7%
Government National Mortgage Association
3.95%, 07/15/25	642	692
6.00%, 06/15/34 - 11/15/38	74	85
5.00%, 06/15/40 - 05/15/41	1,044	1,169
4.00%, 08/20/43 - 06/20/46	75,047	80,502
4.00%, 10/15/46, TBA (g)	29,000	31,081
REMIC, 5.00%, 10/20/44 (p) (q)	2,443	402
REMIC, Interest Only, 5.22%, 03/20/40 (i) (p) (q)	1,343	196
REMIC, Interest Only, 5.47%, 08/20/40 (i) (p) (q)	1,852	278
REMIC, Interest Only, 5.62%, 05/20/41 (i) (p) (q)	1,270	183
REMIC, Interest Only, 5.72%, 12/20/42 (i) (p) (q)	700	110
REMIC, Interest Only, 5.62%, 07/20/43 (i) (p) (q)	449	69
REMIC, Interest Only, 6.17%, 08/16/43 (i) (p) (q)	908	172
REMIC, Interest Only, 5.57%, 09/20/43 (i) (p) (q)	480	73
REMIC, Interest Only, 5.57%, 10/20/43 (i) (p) (q)	2,340	303
REMIC, Interest Only, 5.62%, 11/20/43 (i) (p) (q)	427	70
REMIC, Interest Only, 5.57%, 03/20/44 (i) (p) (q)	543	89
REMIC, Interest Only, 5.07%, 09/20/44 (i) (p) (q)	583	78

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
REMIC, Interest Only, 4.00%, 12/20/44 (p) (q)	1,460	174
REMIC, Interest Only, 5.07%, 05/20/45 (i) (p) (q)	1,756	295
REMIC, Interest Only, 5.00%, 08/20/45 (p) (q)	2,073	350
REMIC, Interest Only, 5.18%, 08/20/45 (i) (p) (q)	3,075	438
REMIC, Interest Only, 5.21%, 08/20/45 (i) (p) (q)	732	88
REMIC, Interest Only, 5.19%, 09/20/45 (i) (p) (q)	755	102
REMIC, Interest Only, 5.67%, 09/20/45 (i) (p) (q)	1,840	302
REMIC, Interest Only, 5.72%, 09/20/45 (i) (p) (q)	2,518	391
REMIC, Interest Only, 5.17%, 10/20/45 (i) (p) (q)	631	85
REMIC, Interest Only, 5.67%, 11/20/45 (i) (p) (q)	617	90
REMIC, Interest Only, 5.12%, 01/20/46 (i) (p) (q)	817	103
REMIC, Interest Only, 5.12%, 01/20/46 (i) (p) (q)	2,218	282
REMIC, Interest Only, 5.12%, 01/20/46 (i) (p) (q)	1,708	261
		118,513
Total Government and Agency Obligations (cost $727,986)		748,862

CREDIT LINKED STRUCTURED NOTES - 0.3%
BRAZIL - 0.3%
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2) (p) (q), BRL	4,330	4,030
Total Credit Linked Structured Notes (cost $4,562)		4,030

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (p) (q)	491	—
Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 14.5%
Investment Company - 14.3%
JNL Money Market Fund, 0.24% (a) (h)	175,785	175,785

Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	2,256	2,256
Total Short Term Investments (cost $178,041)		178,041
Total Investments - 115.3% (cost $1,379,155)		1,412,694
Total Forward Sales Commitments - (1.9%) (proceeds $23,034)		(23,091)
Other Assets and Liabilities, Net - (13.4%)		(164,213)
Total Net Assets - 100.0%		$1,225,390

FORWARD SALES COMMITMENTS - 1.9%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.9%
Federal Home Loan Mortgage Corp. - 1.2%
Federal Home Loan Mortgage Corp., 3.50%, 10/15/46, TBA (g)	$14,000	$14,772
Federal National Mortgage Association - 0.7%
Federal National Mortgage Association, 3.00%, 10/15/46, TBA (g)	8,000	8,319
Total Forward Sales Commitments - 1.9% (proceeds $23,034)		$23,091

JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES - 25.1%
ARGENTINA - 1.4%
Arcor S.A.I.C., 6.00%, 07/06/23 (r)	$1,000	$1,065
Arcos Dorados Holdings Inc., 6.63%, 09/27/23 (r)	138	143
Cablevision SA
6.50%, 06/15/21	870	907
6.50%, 06/15/21 (r)	300	313
IRSA Propiedades Comerciales SA, 8.75%, 03/23/23 (r)	420	470
YPF SA, 8.88%, 12/19/18	1,420	1,573
		4,471
AUSTRALIA - 0.2%
Toyota Finance Australia Ltd., 3.76%, 07/20/17, MXN	11,420	573

BANGLADESH - 0.2%
Banglalink Digital Communications Ltd., 8.63%, 05/06/19 (r)	500	533

BRAZIL - 1.1%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (m)	1,190	830
9.00%, (callable at 100 beginning 06/18/24) (m)	570	490
Embraer Netherlands BV, 5.05%, 06/15/25	210	211
Embraer Overseas Ltd., 5.70%, 09/16/23	25	26
Globo Comunicacao e Participacoes SA, 4.84%, 06/08/25 (k)	200	205
Petrobras International Finance Co.
5.75%, 01/20/20	440	453
5.38%, 01/27/21	270	267
Tupy Overseas SA, 6.63%, 07/17/24	410	412
Tupy SA, 6.63%, 07/17/24 (r)	530	533
Vale Overseas Ltd., 6.25%, 08/10/26	260	272
		3,699
CANADA - 0.3%
First Quantum Minerals Ltd.
6.75%, 02/15/20 (p) (q)	360	333
7.00%, 02/15/21 (p) (q)	50	45
Harvest Operations Corp., 6.88%, 10/01/17	460	466
		844
CHILE - 1.8%
AES Gener SA, 5.25%, 08/15/21	391	415
Cencosud SA, 6.63%, 02/12/45	1,138	1,212
Corpbanca SA, 3.88%, 09/22/19 (r)	815	851
Embotelladora Andina SA, 5.00%, 10/01/23 (r)	810	898
GNL Quintero SA, 4.63%, 07/31/29 (r)	880	924
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	244
3.63%, 04/03/23	1,380	1,345
		5,889

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CHINA - 0.2%
China Yongda Automobiles Services Holdings Ltd., 1.50%, 07/18/19, CNY	5,000	737

COLOMBIA - 0.7%
Banco de Bogota SA, 5.00%, 01/15/17	1,285	1,294
Oleoducto Central SA, 4.00%, 05/07/21	850	869
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	270	281
		2,444
DOMINICAN REPUBLIC - 1.0%
Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19	2,988	3,131
Dominican Republic Central Bank Note, 11.00%, 09/15/23 (r), DOP	2,190	46
		3,177
GUATEMALA - 0.8%
Agromercantil Senior Trust, 6.25%, 04/10/19 (r)	660	687
Central American Bottling Corp.
6.75%, 02/09/22 (r)	70	73
6.75%, 02/09/22	470	491
Comcel Trust, 6.88%, 02/06/24 (r)	740	761
Comcel Trust via Comunicaciones Celulares SA, 6.88%, 02/06/24	600	617
		2,629
HONG KONG - 0.9%
China Resources Cement Holdings Ltd., 2.13%, 10/05/17	960	963
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	650	358
Noble Group Ltd.
6.00%, (callable at 100 beginning 06/24/19) (m)	250	128
6.75%, 01/29/20	600	483
Sun Hung Kai Properties Capital Market Ltd., 5.38%, 03/08/17	400	407
Wharf Finance Ltd., 4.63%, 02/08/17	640	646
		2,985
INDIA - 0.7%
Glenmark Pharmaceuticals Ltd., 2.00%, 06/28/22 (f) (v)	250	265
Greenko Dutch BV
8.00%, 08/01/19	490	525
8.00%, 08/01/19 (r)	660	706
Greenko Investment Co., 4.88%, 08/16/23 (r)	200	196
ICICI Bank Ltd., 6.37%, 04/30/22 (i)	380	387
State Bank of India, 6.44%, (callable at 100 beginning 05/15/17) (m)	260	262
		2,341
IRELAND - 0.4%
Mobile Telesystems OJSC via MTS International Fund, 5.00%, 05/30/23	410	428
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	840	856
		1,284
ISRAEL - 1.0%
Delek & Avner Tamar Bond Ltd.
2.80%, 12/30/16 (r)	1,290	1,290
3.84%, 12/30/18 (r)	1,850	1,927
Israel Electric Corp. Ltd., 5.63%, 06/21/18 (r)	220	232
		3,449
ITALY - 0.4%
Wind Acquisition Finance SA
7.00%, 04/23/21, EUR	300	352
7.38%, 04/23/21 (r)	610	638
7.38%, 04/23/21	430	449
		1,439
JAMAICA - 0.6%
Digicel Group Ltd.
8.25%, 09/30/20 (r)	300	261
8.25%, 09/30/20	820	712
Digicel Ltd.
7.00%, 02/15/20 (r)	200	191
6.75%, 03/01/23 (r)	910	810
		1,974
JAPAN - 0.2%
SoftBank Group Corp., 4.50%, 04/15/20	570	591

KAZAKHSTAN - 0.2%
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	740	817

LUXEMBOURG - 0.8%
Altice Financing SA
6.50%, 01/15/22 (e) (r)	540	570
6.63%, 02/15/23	200	205
7.50%, 05/15/26 (r)	620	646
Altice Finco SA, 9.88%, 12/15/20	230	244
Millicom International Cellular SA, 4.75%, 05/22/20 (e) (r)	380	384
Steel Capital SA, 6.70%, 10/25/17	500	523
		2,572
MEXICO - 2.1%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	34,430	1,751
Cemex SAB de CV, 4.75%, 01/11/22 (r), EUR	340	393
Gruma SAB de CV, 4.88%, 12/01/24 (r)	910	974
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (e) (r)	250	264
JB y Compania SA de CV, 3.75%, 05/13/25 (r)	610	621
Metalsa SA de CV, 4.90%, 04/24/23 (r)	465	450
Pemex Finance Ltd., 10.61%, 08/15/17	178	185
Pemex Project Funding Master Trust
5.75%, 03/01/18	390	411
6.63%, 06/15/35	100	102
Petroleos Mexicanos
8.00%, 05/03/19	240	270
6.38%, 02/04/21	140	153
5.13%, 03/15/23, EUR	100	126
4.50%, 01/23/26	20	19
6.88%, 08/04/26	290	327
6.38%, 01/23/45	20	19
6.75%, 09/21/47 (r)	230	229
Trust F/1401
5.25%, 01/30/26 (r)	200	207
6.95%, 01/30/44 (p) (q)	280	287
		6,788
NETHERLANDS - 1.5%
Helios Towers Finance Netherlands BV, 8.38%, 07/15/19	1,369	1,410
Listrindo Capital BV
6.95%, 02/21/19	810	839
4.95%, 09/14/26 (e) (r)	680	682
Petrobras Global Finance BV
4.88%, 03/17/20	380	384

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
8.38%, 05/23/21	600	658
4.38%, 05/20/23	900	805
		4,778
PARAGUAY - 0.7%
Banco Continental SAECA, 8.88%, 10/15/17	615	616
Banco Regional SAECA, 8.13%, 01/24/19 (r)	1,410	1,516
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22 (e)	270	279
		2,411
PERU - 1.7%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	1,950	2,086
Corp. Lindley SA, 6.75%, 11/23/21	1,756	2,011
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (j)	219	214
0.00%, 06/02/25 (j)	1,007	821
SAN Miguel Industrias Pet SA, 7.75%, 11/06/20 (r)	370	389
		5,521
PHILIPPINES - 0.1%
Energy Development Corp., 6.50%, 01/20/21	440	498

QATAR - 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	577	616
5.84%, 09/30/27 (p) (q)	510	597
6.33%, 09/30/27	330	397
		1,610
RUSSIAN FEDERATION - 1.4%
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	980	1,127
7.29%, 08/16/37	560	660
Lukoil International Finance BV
3.42%, 04/24/18	1,270	1,289
4.56%, 04/24/23	510	528
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (r)	230	234
Sberbank of Russia Via SB Capital SA, 5.50%, 02/26/24	830	837
		4,675
SINGAPORE - 0.1%
Royal Capital BV, 5.50%, (callable at 100 beginning 05/05/21) (m)	350	365

SOUTH AFRICA - 0.5%
Myriad International Holdings BV, 6.38%, 07/28/17	550	567
Transnet SOC Ltd., 10.00%, 03/30/29, ZAR	16,500	1,093
		1,660
SOUTH KOREA - 0.3%
Woori Bank, 4.75%, 04/30/24	900	974

TURKEY - 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22	1,730	1,588
Arcelik A/S
3.88%, 09/16/21, EUR	147	168
5.00%, 04/03/23	200	197
Global Liman Isletmeleri
8.13%, 11/14/21	200	193
8.13%, 11/14/21 (r)	1,010	976
Turkcell Iletisim Hizmetleri A/S, 5.75%, 10/15/25	400	414
		3,536
UKRAINE - 0.2%
MHP SA, 8.25%, 04/02/20	540	519

UNITED ARAB EMIRATES - 0.9%
Dolphin Energy Ltd.
5.89%, 06/15/19	806	855
5.50%, 12/15/21	250	287
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	1,370	1,684
		2,826
UNITED KINGDOM - 0.2%
Tullow Oil Plc
6.00%, 11/01/20	430	388
6.25%, 04/15/22 (r)	350	313
		701
UNITED STATES OF AMERICA - 0.4%
Cemex Finance LLC
5.25%, 04/01/21 (r), EUR	376	438
4.63%, 06/15/24, EUR	220	253
Kosmos Energy Ltd., 7.88%, 08/01/21	470	456
Petroleos Mexicanos, 5.50%, 06/27/44	10	8
		1,155
VENEZUELA - 0.5%
Petroleos de Venezuela SA
6.00%, 05/16/24	1,930	825
6.00%, 11/15/26	1,030	432
5.38%, 04/12/27	1,310	547
		1,804
VIETNAM - 0.0%
Debt and Asset Trading Corp., 1.00%, 10/10/25	220	126
Total Corporate Bonds and Notes (cost $81,307)		82,395

GOVERNMENT AND AGENCY OBLIGATIONS - 57.2%
ARGENTINA - 0.6%
Argentina Bonar Bond
32.59%, 03/28/17 (i), ARS	23,420	1,534
33.42%, 10/09/17 (i), ARS	3,445	241
Argentina Bonos del Tesoro, 22.75%, 03/05/18, ARS	3,300	224
		1,999
BRAZIL - 7.2%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/40 (s), BRL	3,602	3,380
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/17 (j), BRL	24,697	6,942
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/19 - 01/01/25, BRL	44,264	13,139
		23,461
CHILE - 0.2%
Inflation Indexed Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22 (n), CLP	445,813	753

COLOMBIA - 4.9%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	420
4.38%, 03/21/23, COP	1,858,000	579
Colombia TES
11.25%, 10/24/18, COP	242,300	91
5.00%, 11/21/18, COP	21,975,700	7,412
7.00%, 05/04/22, COP	250,900	88
10.00%, 07/24/24, COP	3,735,200	1,540
7.50%, 08/26/26, COP	1,152,600	414
6.00%, 04/28/28, COP	3,942,000	1,251

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Titulos de Tesoreria Inflation Indexed Bond, 3.50%, 03/10/21 - 05/07/25 (n), COP	12,452,926	4,361
		16,156
DOMINICAN REPUBLIC - 0.5%
Dominican Republic Bond, 11.38%, 07/06/29, DOP	3,000	66
Dominican Republic International Bond
11.50%, 05/10/24, DOP	20,900	469
18.50%, 02/04/28 (r), DOP	4,900	150
6.85%, 01/27/45 (r)	950	1,064
		1,749
HUNGARY - 2.2%
Hungary Government Bond
5.50%, 06/24/25, HUF	448,220	1,984
3.00%, 10/27/27, HUF	497,410	1,843
3.25%, 10/22/31, HUF	4,170	15
Hungary Government International Bond, 4.13%, 02/19/18	3,400	3,515
		7,357
INDONESIA - 0.2%
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	6,600,000	522
6.13%, 05/15/28, IDR	3,000	—
		522
MALAYSIA - 2.9%
Malaysia Government Bond
4.01%, 09/15/17, MYR	6,890	1,690
4.38%, 11/29/19, MYR	9,280	2,335
3.89%, 07/31/20, MYR	1,050	260
4.05%, 09/30/21, MYR	1,630	408
4.50%, 04/15/30, MYR	7,410	1,885
4.23%, 06/30/31, MYR	4,800	1,202
4.74%, 03/15/46, MYR	1,810	457
Malaysia Government Investment Issue
3.74%, 08/26/21, MYR	2,840	701
4.25%, 09/30/30, MYR	2,390	594
		9,532
MEXICO - 9.0%
Mexico Bonos
4.75%, 06/14/18, MXN	144,776	7,400
8.50%, 12/13/18, MXN	109,591	5,995
8.00%, 06/11/20 - 12/07/23, MXN	34,416	1,953
6.50%, 06/10/21 - 06/09/22, MXN	180,692	9,618
10.00%, 12/05/24, MXN	468	31
7.50%, 06/03/27, MXN	2,550	145
7.75%, 11/23/34, MXN	32,135	1,881
7.75%, 11/13/42, MXN	9,504	566
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 (n), MXN	4,350	234
2.50%, 12/10/20 (n), MXN	10,830	559
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	18,376	1,087
4.00%, 11/08/46 (n), MXN	2,517	149
		29,618
PERU - 1.8%
Peru Government International Bond
7.84%, 08/12/20, PEN	843	277
5.70%, 08/12/24 (r), PEN	7,930	2,409
8.20%, 08/12/26, PEN	553	194
6.35%, 08/12/28 (r), PEN	5,585	1,648
6.95%, 08/12/31, PEN	2,006	645
6.90%, 08/12/37, PEN	327	105
6.85%, 02/12/42, PEN	1,462	459
		5,737
PHILIPPINES - 0.4%
Philippine Government Bond, 4.95%, 01/15/21, PHP	49,000	1,055
Philippine Government International Bond, 6.25%, 01/14/36, PHP	13,000	310
		1,365
POLAND - 9.1%
Poland Government Bond
2.00%, 04/25/21, PLN	8,950	2,318
5.75%, 10/25/21 - 09/23/22, PLN	56,500	17,330
4.00%, 10/25/23, PLN	10,960	3,110
3.25%, 07/25/25, PLN	26,780	7,224
		29,982
PUERTO RICO - 0.7%
Commonwealth of Puerto Rico
0.00%, 07/01/27 (c) (d) (p) (q)	10	6
0.00%, 07/01/31 (c) (d) (p) (q)	25	15
0.00%, 07/01/32 (c) (d) (p) (q)	45	28
0.00%, 07/01/32 (c) (d) (p) (q)	20	12
0.00%, 07/01/34 (c) (d) (p) (q)	10	6
0.00%, 07/01/36 (c) (d) (p) (q)	20	13
0.00%, 07/01/37 (c) (d) (p) (q)	80	49
0.00%, 07/01/38 (c) (d) (p) (q)	55	34
0.00%, 07/01/39 (c) (d) (p) (q)	295	185
0.00%, 07/01/39 (c) (d) (p) (q)	20	13
0.00%, 07/01/41 (c) (d) (p) (q)	45	27
0.00%, 07/01/41 (c) (d) (p) (q)	40	25
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	25	19
5.00%, 07/01/33	40	30
5.75%, 07/01/37	125	96
6.00%, 07/01/38 - 07/01/44	60	47
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	190	100
5.50%, 08/01/28 - 08/01/42	1,215	640
6.75%, 08/01/32 (k)	550	308
0.00%, 08/01/33 (k)	200	68
0.00%, 08/01/35 - 08/01/38 (j)	165	18
5.75%, 08/01/37	250	133
5.38%, 08/01/38 - 08/01/39	125	65
6.00%, 08/01/39	55	29
6.38%, 08/01/39	55	30
5.00%, 08/01/43	245	127
		2,123
RUSSIAN FEDERATION - 2.3%
Russia Federal Bond
7.00%, 08/16/23, RUB	114,680	1,718
8.50%, 09/17/31, RUB	349,130	5,716
		7,434
SOUTH AFRICA - 5.1%
South Africa Government Bond
8.00%, 01/31/30, ZAR	50,545	3,389
8.25%, 03/31/32, ZAR	25,590	1,724
8.88%, 02/28/35, ZAR	50,210	3,540
8.50%, 01/31/37, ZAR	72,035	4,854
9.00%, 01/31/40, ZAR	29,180	2,059
8.75%, 01/31/44 - 02/28/49, ZAR	19,271	1,312
		16,878

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
THAILAND - 3.3%
Thailand Government Bond
3.65%, 12/17/21, THB	81,800	2,579
3.85%, 12/12/25, THB	33,640	1,112
3.58%, 12/17/27, THB	27,180	885
3.78%, 06/25/32, THB	20,200	671
Thailand Government Inflation Indexed Bond, 1.25%, 03/12/28 (n), THB	203,594	5,489
		10,736
TURKEY - 4.0%
Turkey Government Bond
8.80%, 11/14/18, TRY	3,260	1,092
10.40%, 03/27/19, TRY	13,890	4,802
8.50%, 07/10/19, TRY	18,940	6,282
7.40%, 02/05/20, TRY	80	26
10.60%, 02/11/26, TRY	2,996	1,064
		13,266
UNITED STATES OF AMERICA - 2.5%
U.S. Treasury Bond
2.50%, 05/15/46	40	42
2.25%, 08/15/46	340	335
U.S. Treasury Note
1.13%, 09/30/21	3,850	3,845
1.88%, 05/31/22 (o)	1,000	1,032
1.38%, 09/30/23	2,920	2,910
		8,164
VENEZUELA - 0.3%
Venezuela Government International Bond
7.75%, 10/13/19	740	455
6.00%, 12/09/20	200	108
12.75%, 08/23/22	100	65
8.25%, 10/13/24	417	205
9.25%, 05/07/28	36	18
		851
Total Government and Agency Obligations (cost $207,252)		187,683

CREDIT LINKED STRUCTURED NOTES - 10.3%
COLOMBIA - 3.0%
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 10.00%, 07/24/24, Moody’s rating N/A) (p), COP	1,642,000	672
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.00%, 07/24/20, Moody’s rating N/A) (p), COP	4,514,000	1,784
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	3,868
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	3,482
		9,806
INDONESIA - 7.3%
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,371
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	22,600,000	1,985
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) (r), IDR	13,600,000	1,130
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) (p) (q), IDR	32,700,000	2,649
Deutsche Bank AG Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	12,900,000	1,020
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3), (r), IDR	46,000,000	3,277
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	21,400,000	1,691
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 8.38%, 09/15/26, Moody’s rating N/A) (r), IDR	4,392,000	369
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	61,068,000	5,364
Standard Chartered Bank Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	18,684,000	1,332
Standard Chartered Bank Credit Linked Note (Indonesia Government, 8.75%, 05/15/31, Moody’s rating N/A) (r), IDR	29,582,000	2,565
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,254,000	462
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/19/29, Moody’s rating Baa3) (r), IDR	8,431,000	741
		23,956
Total Credit Linked Structured Notes (cost $43,099)		33,762

COMMON STOCKS - 0.0%
HONG KONG - 0.0%
New Cotai LLC - Class B (c) (f)	—	24
Total Common Stocks (cost $0)		24

SHORT TERM INVESTMENTS - 2.9%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	2,253	2,253

Treasury Securities - 2.2%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/20, BRL	7,696	1,574
Letras del Banco Central de la Republica Argentina
1.51%, 12/21/16, ARS	5,600	346
1.49%, 12/28/16, ARS	2,100	129
Mexico Cetes
0.22%, 11/24/16, MXN	5,121	2,624
0.19%, 12/08/16, MXN	4,712	2,408
		7,081
Total Short Term Investments (cost $9,436)		9,334
Total Investments - 95.5% (cost $341,094)		313,198
Other Assets and Liabilities, Net - 4.5%		14,901
Total Net Assets - 100.0%		$328,099

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 8.7%
American Eagle Outfitters Inc.	$19	$331
AutoZone Inc. (c)	11	8,141
Brunswick Corp.	4	202
Burlington Stores Inc. (c)	12	1,003
Carter’s Inc.	5	391
Columbia Sportswear Co.	5	291
CST Brands Inc.	5	232
D.R. Horton Inc.	12	355
Delphi Automotive Plc	66	4,682
Dick’s Sporting Goods Inc.	7	413
Discovery Communications Inc. - Class A (c)	134	3,619
DISH Network Corp. - Class A (c)	167	9,134
Expedia Inc. (e)	110	12,833
Goodyear Tire & Rubber Co.	21	671
HanesBrands Inc.	17	440
Jack in the Box Inc.	6	529
Kate Spade & Co. (c)	190	3,263
Lear Corp.	2	216
Lennar Corp. - Class A	7	298
Liberty Broadband Corp. (c)	10	684
Liberty SiriusXM Group - Class C (c)	19	644
Lithia Motors Inc. - Class A (e)	3	257
Live Nation Inc. (c)	25	696
Mattel Inc.	105	3,183
MGM Resorts International (c)	110	2,862
Nexstar Broadcasting Group Inc. - Class A (e)	9	512
Office Depot Inc. (c)	15	55
Sally Beauty Holdings Inc. (c)	328	8,436
Six Flags Entertainment Corp.	4	217
Tractor Supply Co.	64	4,291
Vail Resorts Inc.	3	546
Valeo SA - ADR (e)	14	416
VF Corp.	77	4,336
Viacom Inc. - Class B	128	4,864
Williams-Sonoma Inc. (e)	78	3,970
		83,013
CONSUMER STAPLES - 3.6%
ConAgra Foods Inc.	248	11,688
Molson Coors Brewing Co. - Class B	137	15,069
Pinnacle Foods Inc.	14	723
Spectrum Brands Holdings Inc. (e)	6	866
TreeHouse Foods Inc. (c)	4	370
Whole Foods Market Inc. (e)	183	5,184
		33,900
ENERGY - 10.5%
Anadarko Petroleum Corp.	98	6,193
Antero Resources Corp. (c)	371	9,988
Baker Hughes Inc.	95	4,797
Cabot Oil & Gas Corp.	239	6,177
Carrizo Oil & Gas Inc. (c) (e)	10	398
Cimarex Energy Co.	77	10,336
Devon Energy Corp.	248	10,926
EnCana Corp.	1,241	12,990
Energen Corp.	9	504
FMC Technologies Inc. (c)	219	6,512
Golar LNG Ltd. (e)	15	314
Newfield Exploration Co. (c)	244	10,616
Patterson-UTI Energy Inc.	14	324
Pioneer Natural Resources Co. (e)	66	12,188
QEP Resources Inc.	42	811
Rice Energy Inc. (c)	262	6,844
Synergy Resources Corp. (c) (e)	36	251
WPX Energy Inc. (c)	29	385
		100,554
FINANCIALS - 18.7%
Allied World Assurance Co. Holdings Ltd.	13	540
American Financial Group Inc.	6	446
AmTrust Financial Services Inc. (e)	23	609
Arch Capital Group Ltd. (c)	11	880
Arthur J Gallagher & Co.	179	9,117
Bank of Hawaii Corp. (e)	11	810
Bank of the Ozarks Inc. (e)	10	366
BankUnited Inc.	15	446
Citizens Financial Group Inc.	576	14,222
CNO Financial Group Inc.	33	509
Comerica Inc.	133	6,270
E*TRADE Financial Corp. (c)	19	567
East West Bancorp Inc.	24	897
Endurance Specialty Holdings Ltd.	165	10,781
EverBank Financial Corp.	9	165
First Republic Bank	9	693
Glacier Bancorp Inc.	13	378
Hanover Insurance Group Inc.	6	478
Hartford Financial Services Group Inc.	319	13,676
Home Bancshares Inc.	19	395
Huntington Bancshares Inc.	1,782	17,572
Lincoln National Corp.	171	8,023
MarketAxess Holdings Inc.	2	328
MFA Financial Inc.	892	6,673
OM Asset Management Plc	9	124
PacWest Bancorp (e)	16	683
PrivateBancorp Inc.	12	569
ProAssurance Corp.	10	537
Prosperity Bancshares Inc.	8	422
Radian Group Inc. (e)	26	358
Raymond James Financial Inc.	167	9,706
Signature Bank (c)	96	11,367
SLM Corp. (c)	1,391	10,391
South State Corp. (e)	5	411
Starwood Property Trust Inc.	271	6,113
Stifel Financial Corp. (c)	11	417
Synchrony Financial (c)	600	16,814
Synovus Financial Corp.	26	853
Texas Capital Bancshares Inc. (c) (e)	7	410
Two Harbors Investment Corp.	431	3,673
Validus Holdings Ltd. (e)	10	479
Virtu Financial Inc. - Class A	8	113
Voya Financial Inc.	13	375
Webster Financial Corp.	22	841
WR Berkley Corp. (e)	183	10,550
XL Group Ltd.	253	8,492
		178,539
HEALTH CARE - 6.7%
Acadia HealthCare Co. Inc. (c)	11	527
Allscripts-Misys Healthcare Solutions Inc. (c)	20	259
Amsurg Corp. (c) (e)	8	553
BioMarin Pharmaceutical Inc. (c)	46	4,248
Catalent Inc. (c)	11	284
Centene Corp. (c)	221	14,778
HealthSouth Corp.	6	243
Hill-Rom Holdings Inc.	9	574
Laboratory Corp. of America Holdings (c)	81	11,129
PerkinElmer Inc.	8	470
Perrigo Co. Plc	137	12,674
Quintiles Transnational Holdings Inc. (c)	4	350
Team Health Holdings Inc. (c) (e)	8	245
Teleflex Inc.	1	238
VCI Inc. (c)	8	529

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Vertex Pharmaceuticals Inc. (c)	76	6,625
Zimmer Biomet Holdings Inc.	77	10,002
		63,728
INDUSTRIALS - 11.0%
AMETEK Inc.	240	11,475
Carlisle Cos. Inc.	5	535
Colfax Corp. (c)	14	425
Curtiss-Wright Corp.	5	497
Dover Corp.	5	337
Fortune Brands Home & Security Inc.	3	164
Hubbell Inc.	47	5,092
Ingersoll-Rand Plc	99	6,759
ITT Inc.	18	638
Jacobs Engineering Group Inc. (c)	8	394
JetBlue Airways Corp. (c) (e)	561	9,665
L-3 Communications Holdings Inc.	44	6,617
Landstar System Inc.	1	42
Masonite International Corp. (c)	8	519
Old Dominion Freight Line Inc. (c)	80	5,489
Orbital ATK Inc.	71	5,403
Pentair Plc (e)	213	13,687
Sensata Technologies Holding NV (c)	11	434
Stanley Black & Decker Inc.	113	13,938
Textron Inc.	218	8,677
Timken Co.	15	531
Univar Inc. (c)	22	474
Waste Connections Inc.	155	11,573
WESCO International Inc. (c)	5	333
Woodward Governor Co. (e)	5	343
XPO Logistics Inc. (c) (e)	14	521
Xylem Inc.	11	553
		105,115
INFORMATION TECHNOLOGY - 9.8%
Ansys Inc. (c)	6	602
Avnet Inc.	17	696
Booz Allen Hamilton Holding Corp. - Class A	12	382
Brocade Communications Systems Inc.	971	8,960
Check Point Software Technologies Ltd. (c) (e)	118	9,190
Citrix Systems Inc. (c)	4	328
CommScope Holding Co. Inc. (c) (e)	14	436
Corning Inc.	240	5,686
Cypress Semiconductor Corp. (e)	26	321
DST Systems Inc.	6	754
F5 Networks Inc. (c)	40	5,012
Fidelity National Information Services Inc.	112	8,656
Fortinet Inc. (c)	8	301
IAC/InterActiveCorp.	166	10,394
Ingram Micro Inc. - Class A	4	153
Leidos Holdings Inc.	9	390
Marvell Technology Group Ltd.	674	8,948
Maxim Integrated Products Inc.	211	8,420
Microchip Technology Inc.	5	329
National Instruments Corp.	12	329
NCR Corp. (c)	10	312
PTC Inc. (c)	14	613
Skyworks Solutions Inc. (e)	55	4,171
Symantec Corp.	362	9,088
Teradyne Inc.	15	328
VeriFone Systems Inc. (c)	187	2,941
Verint Systems Inc. (c)	19	703
Viavi Solutions Inc. (c)	759	5,606
		94,049
MATERIALS - 5.5%
Albemarle Corp.	3	243
Ashland Global Holdings Inc.	4	448
Axalta Coating Systems Ltd. (c)	17	476
Bemis Co. Inc.	195	9,923
Berry Plastics Group Inc. (c)	16	702
Celanese Corp. - Class A	149	9,932
Eagle Materials Inc.	7	510
FMC Corp.	153	7,385
Freeport-McMoran Inc. (e)	814	8,842
Martin Marietta Materials Inc.	65	11,660
PolyOne Corp.	4	130
Royal Gold Inc.	7	524
Steel Dynamics Inc. (e)	20	512
United States Steel Corp. (e)	2	45
Valvoline Inc. (e)	13	301
Vulcan Materials Co.	3	334
WR Grace & Co.	7	502
		52,469
REAL ESTATE - 11.7%
Brixmor Property Group Inc.	727	20,210
Care Capital Properties Inc.	28	795
Columbia Property Trust Inc.	8	185
DDR Corp.	807	14,068
Empire State Realty Trust Inc. - Class A (e)	43	901
Federal Realty Investment Trust	62	9,516
Highwoods Properties Inc.	18	927
Kennedy-Wilson Holdings Inc.	23	520
Life Storage Inc.	7	644
Mid-America Apartment Communities Inc.	97	9,154
Pebblebrook Hotel Trust (e)	32	854
Post Properties Inc.	85	5,638
PS Business Parks Inc.	3	330
RLJ Lodging Trust	478	10,055
Taubman Centers Inc.	127	9,415
Ventas Inc.	146	10,297
Vornado Realty Trust	182	18,424
		111,933
TELECOMMUNICATION SERVICES - 1.3%
Level 3 Communications Inc. (c)	260	12,077

UTILITIES - 10.2%
Alliant Energy Corp.	20	779
American Water Works Co. Inc.	126	9,412
Aqua America Inc.	17	532
Atmos Energy Corp.	123	9,173
CMS Energy Corp. (e)	9	371
Dynegy Inc. (c)	6	71
FirstEnergy Corp.	361	11,943
IDACORP Inc.	9	673
PG&E Corp.	154	9,411
Pinnacle West Capital Corp.	135	10,248
SCANA Corp.	145	10,458
Sempra Energy	165	17,668
Vectren Corp.	8	406
WGL Holdings Inc.	11	710
Xcel Energy Inc.	381	15,676
		97,531
Total Common Stocks (cost $868,195)		932,908

SHORT TERM INVESTMENTS - 2.0%
Investment Company - 1.4%
JNL Money Market Fund, 0.24% (a) (h)	13,055	13,055

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	5,770	5,770
Total Short Term Investments (cost $18,825)		18,825
Total Investments - 99.7% (cost $887,020)		951,733
Other Assets and Liabilities, Net - 0.3%		3,160
Total Net Assets - 100.0%		$954,893

JNL/Goldman Sachs U.S. Equity Flex Fund
COMMON STOCKS - 131.2%
CONSUMER DISCRETIONARY - 13.2%
Amazon.com Inc. (c) (o)	$13	$11,016
Comcast Corp. - Class A	68	4,527
DISH Network Corp. - Class A (c)	99	5,404
Expedia Inc. (e)	24	2,747
Mattel Inc.	125	3,786
McDonald’s Corp.	42	4,887
Newell Brands Inc.	85	4,493
Nike Inc. - Class B	85	4,472
Twenty-First Century Fox Inc. - Class B	127	3,152
Viacom Inc. - Class B	44	1,665
		46,149
CONSUMER STAPLES - 11.4%
Altria Group Inc.	72	4,555
Campbell Soup Co.	48	2,631
Coca-Cola Co.	137	5,783
ConAgra Foods Inc.	56	2,645
Kimberly-Clark Corp.	27	3,378
Procter & Gamble Co.	55	4,944
Tyson Foods Inc. - Class A	43	3,235
Wal-Mart Stores Inc.	49	3,524
Walgreens Boots Alliance Inc.	65	5,235
Whole Foods Market Inc. (e)	136	3,852
		39,782
ENERGY - 11.1%
Anadarko Petroleum Corp.	54	3,412
Antero Resources Corp. (c)	96	2,600
Baker Hughes Inc.	35	1,765
Cabot Oil & Gas Corp.	95	2,448
Cimarex Energy Co.	30	4,032
Devon Energy Corp.	80	3,550
EnCana Corp. (o)	406	4,251
FMC Technologies Inc. (c)	87	2,588
Golar LNG Ltd. (e)	96	2,041
Newfield Exploration Co. (c)	77	3,341
Pioneer Natural Resources Co.	36	6,663
Rice Energy Inc. (c)	82	2,150
		38,841
FINANCIALS - 22.0%
American Express Co.	82	5,280
Bank of America Corp. (o)	773	12,098
Blackstone Mortgage Trust Inc. - Class A (e)	150	4,420
Capital One Financial Corp.	54	3,852
Citigroup Inc.	100	4,713
Hartford Financial Services Group Inc.	115	4,926
JPMorgan Chase & Co. (o)	136	9,073
Lincoln National Corp.	72	3,382
MetLife Inc.	100	4,458
Morgan Stanley	187	5,981
SLM Corp. (c)	377	2,816
Wells Fargo & Co. (o)	294	13,008
XL Group Ltd.	81	2,717
		76,724
HEALTH CARE - 18.9%
Abbott Laboratories (o)	214	9,049
Aetna Inc.	31	3,619
Allergan Plc (c) (o)	42	9,755
Biogen Inc. (c)	16	4,910
Celgene Corp. (c)	65	6,839
Eli Lilly & Co.	18	1,455
Express Scripts Holding Co. (c)	39	2,764
Gilead Sciences Inc.	50	3,977
Humana Inc.	11	1,902
Johnson & Johnson	37	4,427
Merck & Co. Inc.	86	5,343
Pfizer Inc.	189	6,395
Vertex Pharmaceuticals Inc. (c)	65	5,697
		66,132
INDUSTRIALS - 12.1%
AMETEK Inc.	62	2,953
General Electric Co. (o)	483	14,305
Pentair Plc	50	3,181
Timken Co.	46	1,633
Union Pacific Corp.	73	7,089
United Parcel Service Inc. - Class B (o)	83	9,059
United Technologies Corp.	41	4,184
		42,404
INFORMATION TECHNOLOGY - 28.0%
Activision Blizzard Inc.	90	4,006
Adobe Systems Inc. (c)	53	5,705
Akamai Technologies Inc. (c)	31	1,646
Alphabet Inc. - Class A (c) (o)	20	15,822
Apple Inc. (o)	162	18,352
Cisco Systems Inc.	169	5,365
Corning Inc.	138	3,261
eBay Inc. (c)	130	4,284
Maxim Integrated Products Inc.	59	2,365
Microsoft Corp. (o)	219	12,592
Oracle Corp.	144	5,660
QUALCOMM Inc.	69	4,711
Symantec Corp.	189	4,745
TE Connectivity Ltd.	47	3,000
Visa Inc. - Class A (e)	76	6,299
		97,813
MATERIALS - 3.2%
Celanese Corp. - Class A	41	2,728
E. I. du Pont de Nemours & Co.	90	6,018
Martin Marietta Materials Inc.	14	2,547
		11,293
REAL ESTATE - 1.1%
Mid-America Apartment Communities Inc.	40	3,729

TELECOMMUNICATION SERVICES - 5.3%
Level 3 Communications Inc. (c)	74	3,424
Verizon Communications Inc. (o)	290	15,090
		18,514
UTILITIES - 4.9%
Duke Energy Corp.	64	5,129
FirstEnergy Corp.	61	2,019
NextEra Energy Inc.	39	4,814
PG&E Corp.	81	4,985
		16,947
Total Common Stocks (cost $414,215)		458,328

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 2.8%
Investment Company - 2.8%
JNL Money Market Fund, 0.24% (a) (h)	9,551	9,551
Total Short Term Investments (cost $9,551)		9,551
Total Investments - 134.0% (cost $423,766)		467,879
Total Securities Sold Short - (35.3%) (proceeds $111,343)		(123,431)
Other Assets and Liabilities, Net - 1.3%		4,808
Total Net Assets - 100.0%		$349,256

SECURITIES SOLD SHORT - 35.3%
COMMON STOCKS - 35.3%
CONSUMER DISCRETIONARY - 5.9%
Dollar Tree Inc.	16	$1,280
Entercom Communications Corp. - Class A	76	980
Hasbro Inc.	23	1,864
La-Z-Boy Inc.	60	1,480
Meredith Corp.	48	2,521
Nordstrom Inc.	41	2,122
Omnicom Group Inc.	30	2,579
Ralph Lauren Corp. - Class A	20	2,028
Tiffany & Co.	30	2,153
Time Warner Inc.	21	1,709
Wynn Resorts Ltd.	18	1,718
		20,434
CONSUMER STAPLES - 3.3%
Archer-Daniels-Midland Co.	49	2,051
Central Garden & Pet Co. - Class A	114	2,817
CVS Health Corp.	19	1,677
Hormel Foods Corp.	89	3,366
Sysco Corp.	36	1,781
		11,692
ENERGY - 2.7%
Atwood Oceanics Inc.	128	1,110
Forum Energy Technologies Inc.	106	2,106
Helmerich & Payne Inc.	33	2,199
HollyFrontier Corp.	55	1,343
Murphy Oil Corp.	52	1,584
Transocean Ltd.	109	1,166
		9,508
FINANCIALS - 7.8%
Ally Financial Inc.	167	3,252
Berkshire Hathaway Inc. - Class B	42	6,105
Genworth Financial Inc. - Class A	582	2,888
HSBC Holdings Plc - ADR	69	2,584
Navient Corp.	189	2,734
People’s United Financial Inc.	205	3,241
PNC Financial Services Group Inc.	21	1,855
Principal Financial Group Inc.	92	4,738
		27,397
HEALTH CARE - 3.6%
AbbVie Inc.	46	2,908
Amgen Inc.	6	1,054
DENTSPLY SIRONA Inc.	18	1,080
Edwards Lifesciences Corp.	7	803
Endo International Plc	48	967
Regeneron Pharmaceuticals Inc.	9	3,465
Universal Health Services Inc. - Class B	6	712
Valeant Pharmaceuticals International Inc.	62	1,531
		12,520
INDUSTRIALS - 2.5%
ABB Ltd. - ADR	101	2,280
Deere & Co.	29	2,432
Masco Corp.	67	2,308
Parker Hannifin Corp.	13	1,673
		8,693
INFORMATION TECHNOLOGY - 5.5%
Electronic Arts Inc.	37	3,177
Flextronics International Ltd.	101	1,372
International Business Machines Corp.	28	4,437
Lam Research Corp.	23	2,165
Monotype Imaging Holdings Inc.	40	894
Motorola Solutions Inc.	28	2,118
NetApp Inc.	49	1,748
Paychex Inc.	58	3,330
		19,241
MATERIALS - 0.9%
Alcoa Inc.	308	3,122

REAL ESTATE - 1.1%
Apartment Investment & Management Co. - Class A	26	1,206
Essex Property Trust Inc.	12	2,765
		3,971
TELECOMMUNICATION SERVICES - 1.2%
CenturyLink Inc.	57	1,553
Sprint Corp.	382	2,534
		4,087
UTILITIES - 0.8%
Public Service Enterprise Group Inc.	66	2,766
Total Securities Sold Short - 35.3% (proceeds $111,343)		$123,431

JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS - 96.9%
CHINA - 2.2%
Baidu.com - ADR - Class A (c)	8	$1,386

FRANCE - 8.6%
BNP Paribas SA	60	3,091
Danone SA	11	794
Kering SA	7	1,504
		5,389
GERMANY - 9.3%
Allianz SE	19	2,890
Daimler AG	42	2,958
		5,848
ITALY - 4.8%
CNH Industrial NV	423	3,025

JAPAN - 6.2%
Daiwa Securities Group Inc. (e)	311	1,751
Toyota Motor Corp.	37	2,123
		3,874
MEXICO - 3.1%
Grupo Televisa SAB - GDR	75	1,937

NETHERLANDS - 2.2%
Koninklijke Philips Electronics NV	47	1,387

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SOUTH KOREA - 2.1%
Samsung Electronics Co. Ltd.	1	1,297

SWEDEN - 1.0%
Atlas Copco AB - Series B	24	650

SWITZERLAND - 21.5%
Cie Financiere Richemont SA	34	2,089
Credit Suisse Group AG	236	3,101
Glencore Plc	1,269	3,474
Julius Baer Group Ltd.	49	2,010
Kuehne & Nagel International AG	7	976
LafargeHolcim Ltd.	34	1,839
		13,489
UNITED KINGDOM - 3.8%
Diageo Plc	47	1,351
Experian Plc	50	997
		2,348
UNITED STATES OF AMERICA - 32.1%
Alphabet Inc. - Class A (c)	2	1,813
American International Group Inc.	41	2,420
Aon Plc - Class A	15	1,650
Baxter International Inc.	9	446
BlackRock Inc.	2	852
Caterpillar Inc.	19	1,703
Charter Communications Inc. - Class A (c)	5	1,418
Cummins Inc.	13	1,654
General Motors Co.	65	2,050
Goldman Sachs Group Inc.	3	532
HCA Holdings Inc. (c)	12	942
JPMorgan Chase & Co.	25	1,685
Microsoft Corp.	11	643
Tiffany & Co. (e)	8	562
Wells Fargo & Co.	39	1,745
		20,115
Total Common Stocks (cost $58,188)		60,745

SHORT TERM INVESTMENTS - 6.2%
Investment Company - 3.4%
JNL Money Market Fund, 0.24% (a) (h)	2,112	2,112

Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	1,758	1,758
Total Short Term Investments (cost $3,870)		3,870
Total Investments - 103.1% (cost $62,058)		64,615
Other Assets and Liabilities, Net - (3.1%)		(1,919)
Total Net Assets - 100.0%		$62,696

JNL/Invesco China-India Fund
COMMON STOCKS - 100.0%
CHINA - 34.3%
Asia Cement China Holdings Corp.	516	$125
Beijing Enterprises Holdings Ltd.	532	2,715
China Mobile Ltd.	1,656	20,343
Chow Tai Fook Jewellery Group Ltd. (e)	7,304	5,326
Ctrip.com International Ltd. - ADR (c) (e)	267	12,446
JD.com Inc. - ADR - Class B (c)	270	7,045
New Oriental Education & Technology Group - ADR	383	17,769
Pou Sheng International Holdings Ltd. (c)	5,549	1,842
Qinqin Foodstuffs Group Cayman Co. Ltd. (c)	189	70
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	439	1,047
Sun Art Retail Group Ltd. (e)	14,077	9,709
Tencent Holdings Ltd.	1,673	46,501
Tingyi Cayman Islands Holding Corp.	4,792	5,575
Vinda International Holdings Ltd.	164	324
Vipshop Holdings Ltd. - ADR (c)	891	13,065
Zhuzhou CSR Times Electric Co. Ltd. - Class H	2,365	12,353
		156,255
HONG KONG - 15.0%
Ajisen China Holdings Ltd.	7,337	3,372
CIMC Enric Holdings Ltd.	3,450	1,508
FIH Mobile Ltd.	10,350	3,420
Goodbaby International Holdings Ltd.	1,063	552
Hengan International Group Co. Ltd.	1,601	13,357
Man Wah Holdings Ltd.	6,082	3,912
Microport Scientific Corp. (c)	1,562	1,027
Minth Group Ltd.	1,114	3,931
Sino Biopharmaceutical	13,875	9,385
SmarTone Telecommunications Holding Ltd.	2,390	3,959
Stella International Holdings Ltd.	2,736	4,676
Towngas China Co. Ltd. (e)	9,792	5,645
Uni-President China Holdings Ltd.	10,541	7,510
Yue Yuen Industrial Holdings Ltd.	1,539	6,349
		68,603
INDIA - 50.7%
Ajanta Pharma Ltd.	156	4,700
Amara Raja Batteries Ltd.	332	5,057
Ashok Leyland Ltd.	4,100	4,915
Bajaj Finance Ltd.	958	15,214
Bharat Financial Inclusion Ltd.	125	1,658
Bharat Forge Ltd.	135	1,847
Bharat Petroleum Corp. Ltd.	1,217	11,213
Britannia Industries Ltd.	205	10,361
CCL Products India Ltd.	90	354
Cholamandalam Investment and Finance Co. Ltd.	310	5,380
Coromandel International Ltd.	610	2,258
Eicher Motors Ltd.	40	14,795
Emami Ltd.	217	3,823
Godrej Consumer Products Ltd.	155	3,693
HCL Technologies Ltd.	300	3,610
HDFC Bank Ltd. (f)	713	15,766
Himatsingka Seide Ltd.	623	2,520
Hindustan Petroleum Corp. Ltd.	561	3,574
Housing Development Finance Corp.	388	8,132
IndusInd Bank Ltd.	764	13,746
Infosys Ltd.	870	13,530
ITC Ltd.	1,912	6,937
Kajaria Ceramics Ltd.	195	4,081
Kansai Nerolac Paints Ltd.	763	4,137
Kotak Mahindra Bank Ltd.	681	7,960
Larsen & Toubro Ltd.	117	2,524
Lupin Ltd.	251	5,606
Marico Ltd.	1,580	6,547
Maruti Suzuki India Ltd.	120	9,919
PI Industries Ltd.	275	3,442
Pidilite Industries Ltd.	652	6,681
SRF Ltd.	233	6,246
Sun Pharmaceutical Industries Ltd.	220	2,459
Supreme Industries Ltd.	320	4,361
Tata Consultancy Services Ltd.	115	4,197
Tata Motors Ltd.	370	2,964

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Titan Industries Ltd.	405	2,407
Ultratech Cement Ltd.	79	4,590
		231,204
Total Common Stocks (cost $400,193)		456,062

SHORT TERM INVESTMENTS - 4.2%
Investment Company - 0.9%
JNL Money Market Fund, 0.24% (a) (h)	4,187	4,187

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	14,957	14,957
Total Short Term Investments (cost $19,144)		19,144
Total Investments - 104.2% (cost $419,337)		475,206
Other Assets and Liabilities, Net - (4.2%)		(19,274)
Total Net Assets - 100.0%		$455,932

JNL/Invesco Global Real Estate Fund
COMMON STOCKS - 98.5%
AUSTRALIA - 6.1%
Dexus Property Group	2,375	$16,695
Goodman Group	2,686	15,056
GPT Group	835	3,251
Mirvac Group	9,164	15,799
Scentre Group	4,454	16,081
Vicinity Centres	9,576	23,354
Westfield Corp.	4,150	31,054
		121,290
CANADA - 2.6%
Allied Properties REIT	342	9,817
Canadian Apartment Properties REIT	339	7,914
Chartwell Retirement Residences	415	4,995
First Capital Realty Inc. (e)	350	5,856
H&R REIT	659	11,270
RioCan REIT	116	2,399
Smart REIT	380	10,236
		52,487
CHINA - 1.8%
Cheung Kong Property Holdings Ltd.	4,734	34,823

FRANCE - 3.6%
Icade SA	159	12,431
Klepierre	402	18,436
Unibail-Rodamco SE	150	40,460
		71,327
GERMANY - 3.1%
Deutsche EuroShop AG	179	8,324
LEG Immobilien AG	199	19,089
Vonovia SE	917	34,757
		62,170
HONG KONG - 6.1%
Hang Lung Properties Ltd.	4,605	10,446
Henderson Land Development Co. Ltd.	1,789	10,673
Hongkong Land Holdings Ltd.	413	2,945
Link REIT	4,157	30,684
Sino Land Co.	457	814
Sun Hung Kai Properties Ltd.	2,575	39,147
Swire Properties Ltd.	4,365	12,839
Wharf Holdings Ltd.	1,979	14,519
		122,067
IRELAND - 0.4%
Green REIT plc	5,373	8,782

JAPAN - 10.8%
Activia Properties Inc.	1	7,003
Advance Residence Investment Corp.	4	11,624
Daiwa House REIT Investment Corp.	2	4,789
GLP J-REIT (e)	8	11,049
Hulic REIT Inc. (e)	4	6,845
Japan Excellent Inc. (e)	2	2,657
Japan Hotel REIT Investment Corp.	8	6,582
Japan Logistics Fund Inc.	2	4,056
Japan Real Estate Investment Corp.	4	22,819
Japan Retail Fund Investment Corp.	4	9,182
Kenedix Realty Investment Corp.	1	6,388
LaSalle Logiport REIT	3	2,855
Mitsubishi Estate Co. Ltd.	2,225	41,756
Mitsui Fudosan Co. Ltd.	1,733	36,869
Nippon Prologis REIT Inc.	1	1,419
Nomura Real Estate Master Fund Inc.	6	9,622
Orix J-REIT Inc. (e)	3	6,072
Sumitomo Realty & Development Co. Ltd.	485	12,572
United Urban Investment Corp.	6	10,926
		215,085
LUXEMBOURG - 0.3%
Grand City Properties SA	281	5,495

MALTA - 0.0%
BGP Holdings Plc (c) (f) (q)	5,552	—

NETHERLANDS - 0.8%
Wereldhave NV	295	14,918

SINGAPORE - 2.2%
Ascendas REIT	7,149	13,236
CapitaLand Ltd.	4,801	11,335
CapitaMall Trust	3,465	5,521
City Developments Ltd.	712	4,761
Mapletree Industrial Trust	6,597	8,643
		43,496
SPAIN - 1.0%
Inmobiliaria Colonial SA	1,110	8,072
Merlin Properties Socimi SA	1,070	12,675
		20,747
SWEDEN - 1.1%
Castellum AB	385	5,769
Fabege AB	118	2,155
Wihlborgs Fastigheter AB	653	13,893
		21,817
SWITZERLAND - 0.8%
Swiss Prime Site AG	188	16,544

UNITED KINGDOM - 4.5%
Derwent London Plc	287	9,663
Great Portland Estates Plc	1,234	10,115
Hammerson Plc	1,330	10,120
Hansteen Holdings Plc	3,338	5,032
Kennedy Wilson Europe Real Estate Plc	898	11,676
Land Securities Group Plc	1,396	19,128
Londonmetric Property Plc	1,826	3,783
Segro Plc	1,604	9,423
Unite Group Plc	1,332	10,949
		89,889
UNITED STATES OF AMERICA - 53.3%
Acadia Realty Trust	317	11,495
American Campus Communities Inc.	277	14,081
American Homes For Rent - Class A	676	14,627

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Apartment Investment & Management Co.	325	14,906
Apple Hospitality REIT Inc.	520	9,620
AvalonBay Communities Inc.	293	52,109
Boston Properties Inc.	258	35,176
Brandywine Realty Trust	775	12,098
Brixmor Property Group Inc.	830	23,060
Brookdale Senior Living Inc. (c)	826	14,406
Care Capital Properties Inc.	546	15,556
Cousins Properties Inc. (e)	1,786	18,641
CubeSmart	377	10,267
CyrusOne Inc.	45	2,139
DDR Corp.	134	2,339
DiamondRock Hospitality Co. (e)	1,526	13,883
Digital Realty Trust Inc. (e)	135	13,132
EPR Properties	200	15,722
Equinix Inc.	18	6,476
Equity Lifestyle Properties Inc.	154	11,856
Equity Residential	424	27,269
Essex Property Trust Inc.	138	30,823
Extra Space Storage Inc.	364	28,888
Federal Realty Investment Trust	155	23,837
First Industrial Realty Trust Inc. (e)	426	12,028
General Growth Properties Inc.	1,173	32,372
HCP Inc.	1,184	44,939
Healthcare Realty Trust Inc.	748	25,487
Hilton Worldwide Holdings Inc.	93	2,135
Host Hotels & Resorts Inc. (e)	1,350	21,021
Hudson Pacific Properties Inc.	817	26,863
InfraREIT Inc.	279	5,059
Liberty Property Trust	472	19,044
LTC Properties Inc. (e)	118	6,111
Mid-America Apartment Communities Inc.	121	11,410
National Health Investors Inc.	160	12,560
National Retail Properties Inc.	649	32,977
Paramount Group Inc.	574	9,413
Physicians Realty Trust	57	1,218
ProLogis Inc.	769	41,168
Public Storage	140	31,270
QTS Realty Trust Inc. - Class A	153	8,087
Realty Income Corp.	233	15,583
Retail Opportunity Investments Corp.	858	18,841
Rexford Industrial Realty Inc.	291	6,656
RLJ Lodging Trust	372	7,820
Simon Property Group Inc.	517	107,110
SL Green Realty Corp.	113	12,208
Sun Communities Inc. (e)	112	8,807
Ventas Inc.	280	19,766
Vornado Realty Trust	577	58,384
Washington REIT	340	10,575
Weingarten Realty Investors	524	20,433
Welltower Inc.	140	10,503
		1,062,254
Total Common Stocks (cost $1,876,023)		1,963,191

SHORT TERM INVESTMENTS - 2.1%
Investment Company - 1.1%
JNL Money Market Fund, 0.24% (a) (h)	22,049	22,049

Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	20,433	20,433
Total Short Term Investments (cost $42,482)		42,482
Total Investments - 100.6% (cost $1,918,505)		2,005,673
Other Assets and Liabilities, Net - (0.6%)		(11,386)
Total Net Assets - 100.0%		$1,994,287

JNL/Invesco International Growth Fund
COMMON STOCKS - 91.4%
AUSTRALIA - 4.1%
Amcor Ltd.	2,465	$28,715
Brambles Ltd.	1,122	10,342
CSL Ltd.	171	14,037
		53,094
BRAZIL - 1.6%
BM&F Bovespa SA	3,920	20,368

CANADA - 8.9%
Canadian National Railway Co.	200	13,079
Cenovus Energy Inc. (e)	768	11,028
CGI Group Inc. (c)	699	33,297
Fairfax Financial Holdings Ltd.	31	18,213
Great-West Lifeco Inc.	395	9,722
PrairieSky Royalty Ltd. (e)	379	7,735
Suncor Energy Inc.	817	22,688
		115,762
CHINA - 0.9%
Baidu.com - ADR - Class A (c)	65	11,751

DENMARK - 2.4%
Carlsberg A/S - Class B	263	25,146
Novo Nordisk A/S - Class B	148	6,154
		31,300
FRANCE - 4.1%
Pernod-Ricard SA	28	3,347
Publicis Groupe SA	429	32,472
Schneider Electric SE	241	16,761
		52,580
GERMANY - 9.0%
Allianz SE	157	23,276
Deutsche Boerse AG	344	26,833
Deutsche Post AG	450	14,096
ProSiebenSat.1 Media SE	422	18,076
SAP SE	370	33,864
		116,145
HONG KONG - 3.9%
CK Hutchison Holdings Ltd.	2,542	32,496
Galaxy Entertainment Group Ltd.	4,603	17,504
		50,000
ISRAEL - 2.3%
Teva Pharmaceutical Industries Ltd. - ADR	643	29,569

JAPAN - 8.0%
Denso Corp.	197	7,873
Fanuc Ltd.	66	11,216
Japan Tobacco Inc.	677	27,693
Keyence Corp.	14	10,300
Komatsu Ltd.	661	15,160
Toyota Motor Corp.	180	10,412

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Yahoo! Japan Corp.	5,436	21,683
		104,337
MEXICO - 2.8%
Fomento Economico Mexicano SAB de CV - ADR	167	15,401
Grupo Televisa SAB - GDR	835	21,453
		36,854
NETHERLANDS - 3.1%
Royal Dutch Shell Plc - Class B	637	16,509
Unilever NV - CVA	391	18,017
Wolters Kluwer NV	131	5,582
		40,108
SINGAPORE - 3.3%
Broadcom Ltd.	186	32,161
United Overseas Bank Ltd.	781	10,830
		42,991
SOUTH KOREA - 0.8%
Samsung Electronics Co. Ltd.	7	10,849

SPAIN - 1.5%
Amadeus IT Group SA	381	19,037

SWEDEN - 4.6%
Getinge AB - Class B	704	13,643
Investor AB - Class B	664	24,281
Sandvik AB	714	7,856
Telefonaktiebolaget LM Ericsson - Class B	1,855	13,393
		59,173
SWITZERLAND - 6.7%
Cie Financiere Richemont SA (e)	188	11,444
Julius Baer Group Ltd.	405	16,517
Novartis AG	111	8,780
Roche Holding AG	111	27,515
Syngenta AG	13	5,614
UBS Group AG	1,295	17,689
		87,559
TAIWAN - 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,995	35,242

THAILAND - 1.6%
Kasikornbank PCL - NVDR (e)	3,742	20,318

TURKEY - 1.0%
Akbank T.A.S.	4,876	13,062

UNITED KINGDOM - 18.1%
Aberdeen Asset Management Plc	2,461	10,389
British American Tobacco Plc	419	26,737
Compass Group Plc	1,194	23,128
Informa Plc	1,445	13,331
Kingfisher Plc	2,515	12,270
Lloyds Banking Group Plc	17,541	12,393
Next Plc	231	14,288
Relx Plc	2,083	39,500
Sky Plc	3,344	38,752
Smith & Nephew Plc	794	12,802
WPP Plc	1,345	31,613
		235,203
Total Common Stocks (cost $1,154,177)		1,185,302

SHORT TERM INVESTMENTS - 9.4%
Investment Company - 8.0%
JNL Money Market Fund, 0.24% (a) (h)	103,786	103,786

Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	18,787	18,787
Total Short Term Investments (cost $122,573)		122,573
Total Investments - 100.8% (cost $1,276,750)		1,307,875
Other Assets and Liabilities, Net - (0.8%)		(10,789)
Total Net Assets - 100.0%		$1,297,086

JNL/Invesco Mid Cap Value Fund
COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 12.2%
Advance Auto Parts Inc.	90	$13,381
Ascena Retail Group Inc. (c) (e)	975	5,450
Johnson Controls International Plc	434	20,205
Royal Caribbean Cruises Ltd.	240	17,953
Tegna Inc.	632	13,809
		70,798
CONSUMER STAPLES - 2.9%
ConAgra Foods Inc.	360	16,972

ENERGY - 7.3%
Amec Foster Wheeler Plc	727	5,390
Amec Foster Wheeler Plc - ADR	161	1,196
Baker Hughes Inc.	296	14,919
Devon Energy Corp.	480	21,152
		42,657
FINANCIALS - 19.5%
Arthur J Gallagher & Co.	265	13,459
BB&T Corp.	438	16,521
Comerica Inc.	258	12,217
FNF Group	460	16,981
Stifel Financial Corp. (c)	309	11,885
Willis Towers Watson Plc	141	18,708
Wintrust Financial Corp.	312	17,333
Zions Bancorp (e)	204	6,319
		113,423
HEALTH CARE - 9.2%
AmerisourceBergen Corp.	137	11,028
Brookdale Senior Living Inc. (c)	695	12,130
HealthSouth Corp.	359	14,576
Universal Health Services Inc. - Class B	129	15,878
		53,612
INDUSTRIALS - 13.8%
Babcock & Wilcox Enterprises Inc. (c)	221	3,640
Clean Harbors Inc. (c)	231	11,067
Fluor Corp.	278	14,248
Ingersoll-Rand Plc	172	11,677
Owens Corning Inc.	219	11,719
Swift Transporation Co. - Class A (c) (e)	493	10,590
Textron Inc.	439	17,462
		80,403
INFORMATION TECHNOLOGY - 13.8%
Ciena Corp. (c)	803	17,498
Citrix Systems Inc. (c)	152	12,972
Diebold Inc.	372	9,211
Keysight Technologies Inc. (c)	463	14,675
Teradata Corp. (c) (e)	466	14,437
Zebra Technologies Corp. - Class A (c)	165	11,481
		80,274

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MATERIALS - 6.5%
Eagle Materials Inc.	146	11,280
Eastman Chemical Co.	227	15,346
WR Grace & Co.	152	11,189
		37,815
REAL ESTATE - 5.4%
Forest City Realty Trust Inc. - Class A	890	20,582
Kimco Realty Corp.	377	10,921
		31,503
TELECOMMUNICATION SERVICES - 1.7%
Level 3 Communications Inc. (c)	211	9,781

UTILITIES - 3.2%
Edison International	181	13,098
FirstEnergy Corp.	172	5,681
		18,779
Total Common Stocks (cost $537,212)		556,017

SHORT TERM INVESTMENTS - 5.4%
Investment Company - 3.6%
JNL Money Market Fund, 0.24% (a) (h)	20,862	20,862

Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	10,366	10,366
Total Short Term Investments (cost $31,228)		31,228
Total Investments - 100.9% (cost $568,440)		587,245
Other Assets and Liabilities, Net - (0.9%)		(5,518)
Total Net Assets - 100.0%		$581,727

JNL/Invesco Small Cap Growth Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 13.5%
BJ’s Restaurants Inc. (c)	231	$8,199
Brunswick Corp.	222	10,818
CalAtlantic Group Inc. (e)	265	8,862
Carter’s Inc.	115	9,986
Cheesecake Factory Inc. (e)	213	10,650
DSW Inc. - Class A	302	6,193
Dunkin’ Brands Group Inc. (e)	229	11,942
Five Below Inc. (c) (e)	243	9,807
G-III Apparel Group Ltd. (c) (e)	303	8,821
IMAX Corp. (c) (e)	307	8,880
Jack in the Box Inc. (e)	164	15,779
Panera Bread Co. - Class A (c) (e)	48	9,351
Penn National Gaming Inc. (c)	680	9,224
Pool Corp.	139	13,143
Steven Madden Ltd. (c) (e)	284	9,807
Texas Roadhouse Inc. (e)	335	13,061
Vail Resorts Inc.	115	18,078
Visteon Corp.	110	7,911
		190,512
CONSUMER STAPLES - 2.7%
B&G Foods Inc.	275	13,540
Boston Beer Co. Inc. - Class A (c) (e)	48	7,463
Lancaster Colony Corp.	134	17,639
		38,642
ENERGY - 4.2%
Energen Corp.	260	15,008
Laredo Petroleum Holdings Inc. (c) (e)	978	12,610
Parsley Energy Inc. - Class A (c)	447	14,974
Patterson-UTI Energy Inc. (e)	749	16,765
		59,357
FINANCIALS - 7.0%
American Equity Investment Life Holding Co.	473	8,384
BankUnited Inc.	298	8,993
Cathay General Bancorp	368	11,332
Cullen/Frost Bankers Inc. (e)	156	11,207
Home Bancshares Inc.	476	9,904
Janus Capital Group Inc.	593	8,307
MarketAxess Holdings Inc.	77	12,759
MB Financial Inc. (e)	305	11,614
RLI Corp.	154	10,512
WisdomTree Investments Inc. (e)	628	6,464
		99,476
HEALTH CARE - 22.1%
ACADIA Pharmaceuticals Inc. (c) (e)	186	5,918
Align Technology Inc. (c)	141	13,198
Bio-Techne Corp.	122	13,331
Cantel Medical Corp.	151	11,749
Catalent Inc. (c)	398	10,288
Cepheid Inc. (c)	224	11,790
Chemed Corp.	71	10,021
DexCom Inc. (c) (e)	155	13,615
Exelixis Inc. (c)	1,246	15,938
Halozyme Therapeutics Inc. (c) (e)	421	5,081
Halyard Health Inc. (c)	89	3,089
HealthEquity Inc. (c) (e)	404	15,273
HealthSouth Corp. (e)	328	13,307
Hill-Rom Holdings Inc.	243	15,061
ICU Medical Inc. (c)	63	7,901
Impax Laboratories Inc. (c)	177	4,187
Momenta Pharmaceuticals Inc. (c)	701	8,194
Nektar Therapeutics (c) (e)	848	14,569
Neurocrine Biosciences Inc. (c)	214	10,848
NuVasive Inc. (c) (e)	219	14,598
NxStage Medical Inc. (c) (e)	572	14,291
PAREXEL International Corp. (c)	164	11,356
PerkinElmer Inc.	228	12,768
Prestige Brands Holdings Inc. (c)	202	9,764
Repligen Corp. (c)	292	8,813
Select Medical Holdings Corp. (c) (e)	780	10,530
VCI Inc. (c)	210	14,707
VWR Corp. (c)	450	12,769
		312,954
INDUSTRIALS - 14.7%
Acuity Brands Inc.	91	24,021
AO Smith Corp.	138	13,621
CEB Inc.	148	8,086
Forward Air Corp.	262	11,317
ITT Inc.	302	10,841
John Bean Technologies Corp.	80	5,624
Kirby Corp. (c) (e)	167	10,409
Knight Transportation Inc. (e)	525	15,068
Masonite International Corp. (c)	173	10,744
Old Dominion Freight Line Inc. (c)	149	10,232
Pitney Bowes Inc.	562	10,210
Steelcase Inc. - Class A	653	9,065
Swift Transporation Co. - Class A (c) (e)	561	12,036
TransDigm Group Inc. (c) (e)	49	14,069
WABCO Holdings Inc. (c)	129	14,683
Wabtec Corp. (e)	150	12,262
Watsco Inc.	115	16,218
		208,506

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INFORMATION TECHNOLOGY - 28.7%
Aspen Technology Inc. (c) (e)	300	14,037
Booz Allen Hamilton Holding Corp. - Class A	475	15,027
Cavium Inc. (c) (e)	183	10,636
Cirrus Logic Inc. (c)	134	7,118
Cognex Corp.	264	13,979
CommVault Systems Inc. (c)	253	13,443
CoStar Group Inc. (c)	96	20,694
Cray Inc. (c)	247	5,805
EPAM Systems Inc. (c) (e)	155	10,750
Euronet Worldwide Inc. (c)	183	14,944
ExlService Holdings Inc. (c)	213	10,631
Fair Isaac Corp.	130	16,190
Guidewire Software Inc. (c)	241	14,467
Integrated Device Technology Inc. (c)	215	4,959
Interactive Intelligence Group (c)	195	11,717
Littelfuse Inc. (e)	86	11,129
Manhattan Associates Inc. (c)	304	17,527
Mentor Graphics Corp.	489	12,936
MicroStrategy Inc. - Class A (c)	77	12,837
MKS Instruments Inc.	311	15,486
Monolithic Power Systems Inc.	238	19,197
Pandora Media Inc. (c) (e)	525	7,524
Power Integrations Inc.	219	13,826
Proofpoint Inc. (c) (e)	200	15,003
Q2 Holdings Inc. (c) (e)	178	5,089
Qualys Inc. (c) (e)	308	11,760
Silicon Laboratories Inc. (c)	224	13,179
SYNNEX Corp.	146	16,689
Take-Two Interactive Software Inc. (c) (e)	325	14,666
Ultimate Software Group Inc. (c) (e)	81	16,645
Verint Systems Inc. (c)	189	7,102
Zebra Technologies Corp. - Class A (c)	160	11,156
		406,148
MATERIALS - 3.0%
Berry Plastics Group Inc. (c)	320	14,020
Martin Marietta Materials Inc.	88	15,842
PolyOne Corp.	363	12,268
		42,130
REAL ESTATE - 1.9%
CubeSmart (e)	361	9,850
Highwoods Properties Inc.	127	6,636
Physicians Realty Trust (e)	512	11,038
		27,524
TELECOMMUNICATION SERVICES - 1.5%
SBA Communications Corp. (c)	191	21,424
Total Common Stocks (cost $1,229,882)		1,406,673

SHORT TERM INVESTMENTS - 5.7%
Investment Company - 1.1%
JNL Money Market Fund, 0.24% (a) (h)	15,719	15,719

Securities Lending Collateral - 4.6%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	65,669	65,669
Total Short Term Investments (cost $81,388)		81,388
Total Investments - 105.0% (cost $1,311,270)		1,488,061
Other Assets and Liabilities, Net - (5.0%)		(71,172)
Total Net Assets - 100.0%		$1,416,889

JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 18.3%
ARAMARK Corp.	458	$17,406
Dollar General Corp.	400	27,975
Gildan Activewear Inc. (e)	539	15,074
Hilton Worldwide Holdings Inc.	1,277	29,277
LKQ Corp. (c)	534	18,932
Mohawk Industries Inc. (c)	200	40,148
Netflix Inc. (c)	99	9,786
Norwegian Cruise Line Holdings Ltd. (c)	355	13,395
O’Reilly Automotive Inc. (c)	109	30,644
Ross Stores Inc.	479	30,813
Sally Beauty Holdings Inc. (c) (e)	379	9,730
Tesla Motors Inc. (c) (e)	34	6,978
Tractor Supply Co.	145	9,732
Ulta Salon Cosmetics & Fragrance Inc. (c)	71	16,897
VF Corp. (e)	136	7,617
Wayfair Inc. - Class A (c) (e)	185	7,299
		291,703
CONSUMER STAPLES - 3.3%
Casey’s General Stores Inc.	133	16,016
Monster Beverage Corp. (c)	56	8,251
Snyders-Lance Inc. (e)	6	212
Sprouts Farmers Market Inc. (c) (e)	379	7,824
Tyson Foods Inc. - Class A	279	20,833
		53,136
ENERGY - 2.3%
Concho Resources Inc. (c) (e)	203	27,868
Range Resources Corp. (e)	235	9,114
		36,982
FINANCIALS - 8.7%
Affiliated Managers Group Inc. (c)	145	20,953
East West Bancorp Inc.	358	13,142
Lazard Ltd. - Class A	296	10,779
NASDAQ Inc.	222	14,960
Oaktree Capital Group LLC - Class A	305	12,949
S&P Global Inc.	213	26,932
Signature Bank (c)	175	20,717
TD Ameritrade Holding Corp. (e)	520	18,307
		138,739
HEALTH CARE - 16.5%
Acadia HealthCare Co. Inc. (c) (e)	449	22,243
ACADIA Pharmaceuticals Inc. (c) (e)	160	5,083
BioMarin Pharmaceutical Inc. (c)	201	18,634
Centene Corp. (c)	245	16,379
DENTSPLY SIRONA Inc.	296	17,571
Edwards Lifesciences Corp. (c)	124	14,998
Envision Healthcare Holdings Inc. (c)	760	16,923
Humana Inc.	93	16,380
Illumina Inc. (c)	189	34,297
Incyte Corp. (c)	56	5,299
Inovalon Holdings Inc. - Class A (c) (e)	427	6,281
Intercept Pharmaceuticals Inc. (c) (e)	74	12,097
Intuitive Surgical Inc. (c)	15	10,583
Jazz Pharmaceuticals Plc (c)	99	12,051
Kite Pharma Inc. (c) (e)	174	9,692
Patheon NV	384	11,369
Premier Inc. - Class A (c)	338	10,931
Veeva Systems Inc. - Class A (c)	305	12,582
Vertex Pharmaceuticals Inc. (c)	106	9,279
		262,672

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INDUSTRIALS - 17.3%
Acuity Brands Inc.	113	30,006
Carlisle Cos. Inc.	134	13,744
Equifax Inc.	162	21,829
Fortune Brands Home & Security Inc. (e)	369	21,445
HD Supply Holdings Inc. (c)	568	18,174
HEICO Corp.	83	4,992
Lennox International Inc.	205	32,175
Middleby Corp. (c)	171	21,139
Old Dominion Freight Line Inc. (c)	179	12,309
Southwest Airlines Co.	433	16,820
Stanley Black & Decker Inc.	133	16,332
WABCO Holdings Inc. (c)	129	14,588
Waste Connections Inc.	506	37,821
Watsco Inc.	101	14,243
		275,617
INFORMATION TECHNOLOGY - 27.2%
Amphenol Corp. - Class A	477	30,986
Applied Materials Inc.	506	15,253
Arista Networks Inc. (c) (e)	172	14,651
Atlassian Corp. Plc - Class A (c)	312	9,350
Broadcom Ltd.	68	11,679
Cavium Inc. (c) (e)	208	12,088
Corning Inc.	759	17,941
CoStar Group Inc. (c)	79	17,019
Electronic Arts Inc. (c) (e)	479	40,924
Gartner Inc. (c)	217	19,185
Global Payments Inc.	132	10,163
GoDaddy Inc. - Class A (c) (e)	550	18,988
Guidewire Software Inc. (c)	190	11,381
Harris Corp.	243	22,215
Lam Research Corp. (e)	168	15,940
Mobileye NV (c) (e)	155	6,614
Nvidia Corp. (e)	339	23,242
NXP Semiconductors NV (c)	165	16,791
Palo Alto Networks Inc. (c) (e)	135	21,462
Sabre Corp. (e)	429	12,086
ServiceNow Inc. (c)	270	21,355
Splunk Inc. (c) (e)	253	14,834
Tableau Software Inc. - Class A (c)	107	5,886
Vantiv Inc. - Class A (c)	498	28,045
Workday Inc. - Class A (c) (e)	168	15,422
		433,500
MATERIALS - 2.9%
Eagle Materials Inc.	186	14,393
Sherwin-Williams Co.	44	12,173
Vulcan Materials Co.	168	19,130
		45,696
REAL ESTATE - 1.2%
CBRE Group Inc. - Class A (c)	674	18,845
Total Common Stocks (cost $1,454,137)		1,556,890

SHORT TERM INVESTMENTS - 6.8%
Investment Company - 2.2%
JNL Money Market Fund, 0.24% (a) (h)	35,662	35,662

Securities Lending Collateral - 4.6%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	73,007	73,007
Total Short Term Investments (cost $108,669)		108,669
Total Investments - 104.5% (cost $1,562,806)		1,665,559
Other Assets and Liabilities, Net - (4.5%)		(72,303)
Total Net Assets - 100.0%		$1,593,256

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.8%
A10 Securitization LLC, 2.10%, 04/15/34 (r)	$2,278	$2,269
ACE Securities Corp. REMIC, 0.79%, 02/25/31 (i)	18	17
American Homes For Rent REMIC, 3.79%, 10/17/24 (r)	4,838	5,229
BB-UBS Trust REMIC, 2.89%, 06/05/20 (r)	5,546	5,602
BBCMS Trust, 2.47%, 03/10/26 (r)	3,721	3,735
Capital Auto Receivables Asset Trust REMIC, 1.42%, 06/20/17	3,049	3,052
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 1.90%, 08/15/45 (i)	15,555	1,208
Countrywide Alternative Loan Trust REMIC
0.74%, 07/20/46 (i)	501	246
0.73%, 12/20/46 (i)	771	561
Countrywide Home Equity Loan Trust, 0.81%, 02/15/34 (i)	188	174
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	508	517
CSAIL Commercial Mortgage Trust REMIC, 3.72%, 08/15/48	8,775	9,625
IndyMac Seconds Asset Backed Trust REMIC, 0.79%, 06/25/36 (i) (p) (q)	744	152
Madison Avenue Trust, 3.67%, 09/10/25 (i) (r)	2,989	3,237
MASTR Adjustable Rate Mortgages Trust REMIC, 2.62%, 02/25/34 (i)	458	444
Morgan Stanley Capital I Trust REMIC, 4.05%, 06/15/21	1,568	1,652
Morgan Stanley Mortgage Loan Trust REMIC, 2.96%, 10/25/34 (i)	256	256
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	2,678	2,380
Progress Residential Trust REMIC
2.74%, 06/15/20 (r)	3,725	3,773
3.07%, 11/12/20 (r)	6,557	6,729
Provident Funding Mortgage Loan Trust REMIC, 3.02%, 10/25/35 (i)	134	131
SACO I Inc. REMIC, 0.79%, 06/25/36 (i) (p) (q)	138	238
Structured Asset Mortgage Investments Inc. REMIC, 0.74%, 08/25/36 (i)	899	676
UBS-BAMLL Trust REMIC, 3.66%, 06/10/22 (r)	4,560	4,833
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	1,400	1,654
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	237	243
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 05/15/21 (r)	4,750	5,210
Total Non-U.S. Government Agency Asset- Backed Securities (cost $62,914)		63,843

CORPORATE BONDS AND NOTES - 4.4%
CONSUMER DISCRETIONARY - 0.3%
Time Warner Inc., 3.60%, 07/15/25	4,000	4,257

CONSUMER STAPLES - 0.3%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	725
PepsiCo Inc., 3.00%, 08/25/21	782	828

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Procter & Gamble Co., 1.90%, 11/01/19	1,280	1,306
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	2,469	2,654
		5,513
ENERGY - 0.9%
Buckeye Partners LP, 4.88%, 02/01/21	1,907	2,055
Enterprise Products Operating LLC, 3.70%, 02/15/26	1,013	1,043
Magellan Midstream Partners LP, 3.20%, 03/15/25	1,072	1,077
Occidental Petroleum Corp., 3.13%, 02/15/22	666	699
Phillips 66, 4.30%, 04/01/22	912	1,003
Plains All American Pipeline LP, 2.60%, 12/15/19	1,713	1,727
Shell International Finance BV
2.50%, 09/12/26	3,747	3,687
3.75%, 09/12/46	4,113	4,076
		15,367
FINANCIALS - 1.9%
ACE INA Holdings Inc., 3.35%, 05/03/26	1,300	1,393
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26	2,599	2,783
Bank of America Corp., 5.70%, 01/24/22	1,490	1,733
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	4,143
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,751
Citigroup Inc.
4.50%, 01/14/22	3,028	3,345
3.40%, 05/01/26	4,200	4,342
Credit Suisse AG, 3.00%, 10/29/21	894	920
Goldman Sachs Group Inc.
2.63%, 04/25/21	1,356	1,379
5.75%, 01/24/22	840	975
New York Life Global Funding, 2.00%, 04/13/21 (e) (r)	1,639	1,654
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,920
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,817
		32,155
HEALTH CARE - 0.1%
Actavis Funding SCS, 3.45%, 03/15/22	991	1,040

INDUSTRIALS - 0.3%
ABB Finance USA Inc., 2.88%, 05/08/22	571	599
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,052
Penske Truck Leasing Co. LP, 3.38%, 02/01/22 (r)	2,898	3,014
Union Pacific Corp., 1.80%, 02/01/20	869	882
		5,547
INFORMATION TECHNOLOGY - 0.1%
Intel Corp., 3.30%, 10/01/21	1,279	1,378

REAL ESTATE - 0.2%
Boston Properties LP, 2.75%, 10/01/26	2,580	2,529
HCP Inc., 3.40%, 02/01/25	1,515	1,497
		4,026
TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,069

UTILITIES - 0.2%
Arizona Public Service Co., 2.20%, 01/15/20	665	680
Exelon Generation Co. LLC, 2.95%, 01/15/20	1,140	1,175
Florida Power Corp., 3.10%, 08/15/21	1,203	1,275
Virginia Electric & Power Co., 2.95%, 01/15/22	870	912
		4,042
Total Corporate Bonds and Notes (cost $70,908)		74,394

GOVERNMENT AND AGENCY OBLIGATIONS - 87.9%
GOVERNMENT SECURITIES - 37.5%
Federal Farm Credit Bank - 1.1% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,528
5.75%, 12/07/28	7,000	9,583
		18,111
Federal Home Loan Bank - 1.3% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	10,266
5.25%, 12/11/20	4,500	5,238
5.75%, 06/12/26	5,000	6,689
		22,193
Federal National Mortgage Association - 1.9% (w)
Federal National Mortgage Association
0.00%, 10/09/19 (j)	30,000	28,794
Principal Only, 0.00%, 03/23/28 (j)	4,000	3,038
		31,832
Sovereign - 6.7%
Financing Corp. Fico Principal Strip, 0.00%, 11/30/17 - 04/05/19 (j)	22,800	22,470
Israel Government AID Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	28,403
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	1,947
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	51,010	43,921
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	16,531
		113,272
Treasury Inflation Index Securities - 4.8%
U.S. Treasury Inflation Indexed Note, 1.38%, 02/15/44 (n)	68,665	81,850

U.S. Treasury Securities - 21.7%
U.S. Treasury Bond
0.00%, 08/15/21 (j)	25,000	23,547
5.25%, 11/15/28 - 02/15/29	30,000	41,637
5.38%, 02/15/31	33,000	48,197
U.S. Treasury Note
4.63%, 02/15/17	22,000	22,344
2.75%, 05/31/17	100,000	101,414
4.75%, 08/15/17	17,000	17,600
3.38%, 11/15/19	25,000	26,874
2.63%, 08/15/20 - 11/15/20	45,000	47,722
2.00%, 08/15/25	25,000	25,889
1.63%, 02/15/26	10,000	10,025
		365,249
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 50.4%
Federal Home Loan Mortgage Corp. - 14.6%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	1	1
6.00%, 11/01/28	69	79
7.00%, 04/01/29 - 08/01/32	70	78
5.00%, 08/01/33 - 12/01/34	1,135	1,283
2.53%, 12/01/35 (i)	907	964
3.03%, 01/01/37 (i)	117	124
5.50%, 07/01/38	3,466	3,922
4.50%, 10/01/40	1,050	1,152
3.00%, 07/15/42	27,545	28,160
REMIC, 5.00%, 01/15/18 - 08/15/39	24,159	26,366

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
REMIC, 4.50%, 06/15/18 - 07/15/34	15,185	16,469
REMIC, 4.00%, 07/15/23 - 06/15/36	16,794	18,132
REMIC, 3.28%, 06/25/25 (i)	7,500	8,222
REMIC, 3.01%, 07/25/25	8,067	8,670
REMIC, 3.15%, 11/25/25	8,050	8,744
REMIC, 5.50%, 01/15/26 - 07/15/40	20,154	22,033
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	55,569
REMIC, 3.00%, 04/15/31 - 07/15/45	24,926	25,531
REMIC, 2.00%, 03/15/33	6,704	6,799
REMIC, 6.00%, 07/15/37	1,480	1,665
REMIC, 2.50%, 02/15/45 - 02/15/45	11,885	12,202
		246,165
Federal National Mortgage Association - 30.5%
Federal National Mortgage Association
5.00%, 02/01/19 - 11/01/40	18,417	20,751
10.50%, 08/01/20	1	1
3.27%, 01/01/22	8,926	9,591
4.00%, 02/01/25 - 09/01/45	35,736	39,049
3.18%, 09/01/25	5,351	5,749
3.03%, 12/01/25	20,350	21,808
2.94%, 01/01/26 - 01/01/26	23,305	24,794
3.10%, 01/01/26	7,500	8,090
6.50%, 03/01/26 - 03/01/36	252	302
7.00%, 05/01/26 - 01/01/30	15	15
3.33%, 03/01/27	2,595	2,841
2.97%, 06/01/27	6,610	6,915
8.00%, 11/01/29 - 03/01/31	49	54
6.00%, 02/01/31 - 12/01/36	6,402	7,540
7.50%, 02/01/31	4	4
5.50%, 02/01/35 - 10/01/36	3,918	4,545
3.00%, 03/01/43 - 03/01/46	5,009	5,238
3.50%, 09/01/45 - 01/01/46	20,957	22,413
REMIC, 5.00%, 05/25/18 - 09/25/39	12,156	13,053
REMIC, 4.00%, 01/25/19 - 07/25/40	56,941	60,823
REMIC, 4.50%, 04/25/23 - 12/25/40	19,439	20,944
REMIC, 2.59%, 12/25/24	8,199	8,518
REMIC, 2.80%, 06/25/25 (i)	5,151	5,409
REMIC, 2.94%, 01/25/26 (i)	13,761	14,638
REMIC, 3.50%, 01/25/32 - 05/25/36	23,804	25,998
REMIC, 3.00%, 12/25/32 - 01/25/46	158,901	164,909
REMIC, 5.50%, 12/25/34 - 11/25/35	3,154	3,567
REMIC, 0.00%, 04/25/36 (j)	1,414	1,364
REMIC, 6.00%, 02/25/37 - 12/25/49	1,823	2,043
REMIC, 10.41%, 02/25/40 (i)	25	34
REMIC, 7.50%, 12/25/41	4,413	5,182
REMIC, 5.75%, 06/25/42	1,158	1,303
REMIC, 2.00%, 09/25/42	4,000	3,621
REMIC, 4.68%, 06/25/43	3,009	3,255
		514,361
Government National Mortgage Association - 5.3%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,107	1,295
REMIC, 4.00%, 09/16/24 - 11/20/38	17,498	18,666
REMIC, 6.50%, 06/16/31	945	1,086
REMIC, 5.50%, 03/20/33 - 02/16/38	5,461	6,139
REMIC, 6.00%, 12/16/33	1,753	2,043
REMIC, 3.00%, 04/20/39 - 10/20/45	17,177	17,891
REMIC, 4.50%, 06/20/39	6,014	6,517
REMIC, 5.00%, 05/20/40	13,213	16,045
REMIC, 1.03%, 07/20/63 (i)	16,317	16,301
REMIC, Interest Only, 5.87%, 05/16/38 (i)	2,640	508
REMIC, Interest Only, 5.60%, 07/20/41 (i)	8,014	1,418
		87,909
Total Government and Agency Obligations (cost $1,402,881)		1,480,942

SHORT TERM INVESTMENTS - 3.7%
Investment Company - 3.6%
JNL Money Market Fund, 0.24% (a) (h)	60,947	60,947

Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	1,709	1,709
Total Short Term Investments (cost $62,656)		62,656
Total Investments - 99.8% (cost $1,599,359)		1,681,835
Other Assets and Liabilities, Net - 0.2%		3,870
Total Net Assets - 100.0%		$1,685,705

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 98.4%
ARGENTINA - 1.5%
YPF SA - ADR - Class D	741	$13,505

BRAZIL - 11.3%
AMBEV SA - ADR	2,588	15,760
Banco do Brasil SA	3,398	23,987
BB Seguridade Participacoes SA	1,770	16,325
CCR SA	2,804	14,741
Cielo SA	2,075	20,855
Localiza Rent a Car SA	644	7,884
Natura Cosmeticos SA	572	5,530
		105,082
CHINA - 16.7%
AAC Technologies Holdings Inc.	1,005	10,149
Baidu.com - ADR - Class A (c)	147	26,769
China Construction Bank Corp. - Class H	47,092	35,368
China Mobile Ltd. - ADR	455	28,002
China Shenhua Energy Co. Ltd. - Class H	3,788	7,486
CNOOC Ltd.	6,942	8,757
Huabao International Holdings Ltd. (c)	6,522	2,520
NetEase.com Inc.- ADR	113	27,188
Weichai Power Co. Ltd. - Class H	6,210	8,379
		154,618
EGYPT - 0.9%
Commercial International Bank SAE - GDR	2,148	8,474

HUNGARY - 1.8%
OTP Bank Plc	633	16,623

INDIA - 9.7%
Axis Bank Ltd.	1,915	15,620
Bajaj Auto Ltd.	202	8,605
Bharat Heavy Electricals Ltd.	2,218	4,506
HCL Technologies Ltd.	952	11,454
Hero Honda Motors Ltd.	297	15,268
Oil & Natural Gas Corp. Ltd.	189	731
Punjab National Bank	4,156	8,812
Tata Consultancy Services Ltd.	676	24,697
		89,693
INDONESIA - 6.8%
Astra International Tbk PT	20,039	12,715
Bank Mandiri Persero Tbk PT	18,566	16,019
PT Semen Indonesia	8,155	6,334
Telekomunikasi Indonesia PT - ADR	390	25,757
United Tractors Tbk PT	1,951	2,658
		63,483
MEXICO - 3.2%
America Movil SAB de CV - ADR - Class L	1,147	13,127

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Grupo Mexico SAB de CV - Class B	3,487	8,527
Kimberly-Clark de Mexico SAB de CV - Class A	3,604	8,152
		29,806
PAKISTAN - 2.1%
Habib Bank Ltd.	3,481	7,364
Oil & Gas Development Co. Ltd.	3,395	4,607
Pakistan Petroleum Ltd.	4,763	7,489
		19,460
PHILIPPINES - 1.0%
PLDT Inc. - ADR	260	9,272

RUSSIAN FEDERATION - 8.2%
Gazprom OAO - ADR	2,907	12,256
Lukoil PJSC - ADR	355	17,311
Magnit PJSC - GDR	145	6,057
Mobile Telesystems PJSC - ADR	1,594	12,166
Sberbank of Russia - ADR	2,970	27,881
		75,671
SOUTH AFRICA - 8.8%
Bid Corp. Ltd. (c)	241	4,562
Bidvest Group Ltd.	390	4,597
Imperial Holdings Ltd.	724	8,846
Life Healthcare Group Holdings Ltd.	2,494	6,901
Nedbank Group Ltd. (e)	443	7,200
PPC Ltd.	5,809	2,273
Sanlam Ltd.	1,752	8,164
Shoprite Holdings Ltd.	1,066	14,901
Standard Bank Group Ltd.	836	8,591
Vodacom Group Ltd.	706	7,933
Woolworths Holdings Ltd.	1,396	7,880
		81,848
SOUTH KOREA - 13.8%
Coway Co. Ltd.	125	10,873
Hanwha Life Insurance Co. Ltd.	1,627	8,534
Hyundai Mobis	66	16,635
KB Financial Group Inc.	399	13,739
KT&G Corp.	61	6,954
Samsung Electronics Co. Ltd.	24	34,530
Shinhan Financial Group Co. Ltd.	535	19,589
SK Hynix Inc.	468	17,188
		128,042
TAIWAN - 5.8%
Hon Hai Precision Industry Co. Ltd. - GDR	1,703	8,564
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,485	45,419
		53,983
THAILAND - 1.4%
Kasikornbank PCL	578	3,135
PTT Exploration & Production PCL	1,393	3,277
Siam Cement PCL	458	6,864
		13,276
TURKEY - 4.7%
Akbank T.A.S.	3,803	10,188
KOC Holding A/S	1,909	8,201
Tupras Turkiye Petrol Rafinerileri A/S	340	6,437
Turk Telekomunikasyon A/S	1,374	2,596
Turkcell Iletisim Hizmetleri A/S (c)	2,377	7,687
Turkiye Is Bankasi A/S - Class C	5,520	8,738
		43,847
UNITED KINGDOM - 0.7%
British American Tobacco Plc	519	6,161
Total Common Stocks (cost $924,881)		912,844

SHORT TERM INVESTMENTS - 1.2%
Investment Company - 1.2%
JNL Money Market Fund, 0.24% (a) (h)	10,829	10,829
Total Short Term Investments (cost $10,829)		10,829
Total Investments - 99.6% (cost $935,710)		923,673
Other Assets and Liabilities, Net - 0.4%		3,481
Total Net Assets - 100.0%		$927,154

JNL/Mellon Capital Emerging Markets Index Fund
COMMON STOCKS - 93.9%
BRAZIL - 4.4%
AES Tiete Energia SA	38	$188
AMBEV SA	1,079	6,591
Banco Bradesco SA	199	1,729
Banco do Brasil SA	203	1,430
Banco Santander Brasil SA	95	644
BB Seguridade Participacoes SA	163	1,505
BM&F Bovespa SA	402	2,088
BR Malls Participacoes SA	132	503
BRF SA	143	2,437
CCR SA	196	1,031
CETIP SA - Mercados Organizados	51	679
Cia de Saneamento Basico do Estado de Sao Paulo	80	739
Cia Siderurgica Nacional SA (c)	143	400
Cielo SA	236	2,374
Cosan SA Industria e Comercio	30	346
CPFL Energia SA	49	363
Duratex SA	64	170
EDP - Energias do Brasil SA	64	281
Empresa Brasileira de Aeronautica SA	147	636
Engie Brasil Energia SA	41	484
Equatorial Energia SA	46	716
Fibria Celulose SA	52	371
Hypermarcas SA	81	703
JBS SA	155	563
Klabin SA	132	692
Kroton Educacional SA	327	1,499
Localiza Rent a Car SA	35	424
Lojas Americanas SA	36	159
Lojas Renner SA	143	1,083
M Dias Branco SA	8	329
Multiplan Empreendimentos Imobiliarios SA	19	367
Natura Cosmeticos SA	40	384
Odontoprev SA	62	248
Petroleo Brasileiro SA (c)	685	3,222
Porto Seguro SA	23	208
Qualicorp SA	51	300
Raia Drogasil SA	52	1,071
Rumo Logistica Operadora Multimodal SA (c)	171	332
Sul America SA	41	206
Tim Participacoes SA	200	490
Totvs SA	28	264
Transmissora Alianca de Energia Eletrica SA	16	103
Ultrapar Participacoes SA	85	1,885
Vale SA	294	1,614
WEG SA	132	723
		42,574

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CHILE - 1.0%
AES Gener SA	646	213
Aguas Andinas SA - Class A	497	319
Banco de Chile	5,857	654
Banco de Credito e Inversiones	9	400
Banco Santander Chile	15,876	822
Cencosud SA	315	945
Cia Cervecerias Unidas SA	32	323
Colbun SA	2,029	404
Empresa Nacional de Electricidad SA	719	477
Empresas CMPC SA	316	629
Empresas COPEC SA	103	964
Endesa Americas SA	782	353
Enersis Chile SA	4,108	379
Enersis SA	4,393	718
ENTEL Chile SA	31	299
Itau CorpBanca	40,279	355
Latam Airlines Group SA (c)	71	573
S.A.C.I. Falabella	146	1,073
		9,900
CHINA - 24.1%
3SBio Inc. (c)	212	240
58.Com Inc. - ADR - Class A (c)	18	870
AAC Technologies Holdings Inc.	168	1,697
Agricultural Bank of China - Class H	5,710	2,463
Air China Ltd. - Class H	448	303
Alibaba Group Holding Ltd. - ADR (c)	258	27,304
Aluminum Corp. of China Ltd. - Class H (c) (e)	962	351
Anhui Conch Cement Co. Ltd. - Class H	279	771
AviChina Industry & Technology Co. Ltd. - Class H	434	294
Baidu.com - ADR - Class A (c)	62	11,358
Bank of China Ltd. - Class H	18,219	8,414
Bank of Communications Co. Ltd. - Class H	2,013	1,548
Beijing Capital International Airport Co. Ltd. - Class H	334	381
Beijing Enterprises Holdings Ltd.	110	561
Beijing Enterprises Water Group Ltd. (e)	1,004	684
Belle International Holdings Ltd.	1,492	1,033
Brilliance China Automotive Holdings Ltd.	690	778
BYD Co. Ltd. - Class H (c) (e)	144	958
China Citic Bank - Class H	2,038	1,363
China Coal Energy Co. - Class H	422	229
China Communication Services Corp. Ltd. - Class H	610	383
China Communications Constructions Co. Ltd. - Class H	1,041	1,104
China Conch Venture Holdings Ltd.	317	621
China Construction Bank Corp. - Class H	19,336	14,522
China COSCO Holdings Co. Ltd. - Class H (c)	566	194
China Everbright International Ltd.	568	681
China Everbright Ltd.	232	478
China Gas Holdings Ltd.	421	669
China Huishan Dairy Holdings Co. Ltd.	946	354
China Jinmao Holdings Group Ltd.	882	274
China Life Insurance Co. Ltd.	764	702
China Life Insurance Co. Ltd. - Class H	1,691	4,432
China Longyuan Power Group Corp. - Class H	751	615
China Mengniu Dairy Co. Ltd.	654	1,225
China Merchants Bank Co. Ltd. - Class H	887	2,255
China Merchants Holdings International Co. Ltd. (e)	310	832
China Minsheng Banking Corp. Ltd. - Class H	1,360	1,580
China Mobile Ltd.	1,413	17,355
China National Building Material Co. Ltd. - Class H (e)	622	279
China Oilfield Services Ltd. - Class H (e)	360	316
China Overseas Land & Investment Ltd.	918	3,157
China Pacific Insurance Group Co. Ltd. - Class H	596	2,228
China Petroleum & Chemical Corp. - Class H	5,802	4,284
China Railway Construction Corp. Ltd. - Class H (e)	453	519
China Railway Group Ltd. - Class H	904	661
China Resources Beer Holdings Co. Ltd.	380	810
China Resources Gas Group Ltd. (e)	200	687
China Resources Land Ltd.	629	1,772
China Resources Power Holdings Co. Ltd.	433	753
China Shenhua Energy Co. Ltd. - Class H	786	1,553
China Shipping Container Lines Co. Ltd. - Class H (c) (e)	729	157
China Southern Airlines Co. Ltd. - Class H (e)	442	249
China State Construction International Holdings Ltd.	400	530
China Taiping Insurance Holdings Co. Ltd. (c)	366	730
China Telecom Corp. Ltd. - Class H	3,142	1,603
China Unicom Hong Kong Ltd.	1,361	1,658
Chongqing Changan Automobile Co. Ltd. - Class B	204	332
Chongqing Rural Commercial Bank - Class H	611	379
CITIC Securities Co. Ltd. - Class H	515	1,103
CNOOC Ltd.	4,070	5,134
Country Garden Holdings Co.	1,382	735
CRRC Corp. Ltd. - Class H	977	890
Ctrip.com International Ltd. - ADR (c)	87	4,037
Dongfeng Motor Group Co. Ltd. - Class H	612	617
ENN Energy Holdings Ltd.	168	824
Fang Holdings Ltd. - ADR	60	271
Far East Horizon Ltd.	485	461
Fosun International Ltd.	624	944
GF Securities Co. Ltd. - Class H	299	637
Great Wall Motor Co. Ltd. - Class H	725	713
Guangzhou Automobile Group Co. Ltd. - Class H	452	585
Guangzhou R&F Properties Co. Ltd. - Class H	234	371
Haitian International Holdings Ltd.	137	271
Huaneng Power International Inc. - Class H	1,002	632
Huaneng Renewables Corp. Ltd. - Class H	854	300
Huatai Securities Co. Ltd. - Class H	352	718
Industrial & Commercial Bank of China Ltd. - Class H	16,919	10,738
JD.com Inc. - ADR - Class B (c)	157	4,107
Jiangsu Expressway Co. Ltd. - Class H	311	432
Jiangxi Copper Co. Ltd. - Class H	316	363
Luye Pharma Group Ltd. (c)	316	208
NetEase.com Inc.- ADR	18	4,345
New Oriental Education & Technology Group - ADR	31	1,424
PetroChina Co. Ltd. - Class H	4,917	3,260
Ping An Insurance Group Co. of China Ltd. - Class H	1,193	6,254
Qunar Cayman Islands Ltd. - ADR - Class B (c) (e)	8	229
Shandong Weigao Group Medical Polymer Co. Ltd.	410	277
Shanghai Electric Group Co. Ltd. - Class H	556	265
Shanghai Industrial Holdings Ltd.	105	304
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	199	334
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	171	465
Shenzhou International Group Holdings Ltd.	126	882
Sinopec Shanghai Petrochemical Co. Ltd. - Class H (e)	774	393

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sinopharm Group Co. Ltd. - Class H	276	1,335
Soho China Ltd. (e)	470	255
Sun Art Retail Group Ltd. (e)	604	416
Sunac China Holdings Ltd. (e)	433	315
TAL Education Group - ADR (c) (e)	10	741
Tencent Holdings Ltd.	1,297	36,069
Tingyi Cayman Islands Holding Corp. (e)	493	573
Travelsky Technology Ltd.	237	566
Tsingtao Brewery Co. Ltd. - Class H (e)	72	282
Vipshop Holdings Ltd. - ADR (c)	93	1,359
Want Want China Holdings Ltd. (e)	1,293	805
Weichai Power Co. Ltd. - Class H	235	317
Yanzhou Coal Mining Co. Ltd. - Class H (e)	402	273
YY Inc. - ADR (c) (e)	6	325
Zhejiang Expressway Co. Ltd. - Class H	370	392
Zhuzhou CSR Times Electric Co. Ltd. - Class H	119	619
Zijin Mining Group Co. Ltd. (e)	1,372	440
ZTE Corp. - Class H	144	211
		231,349
COLOMBIA - 0.3%
Cementos Argos SA	115	459
Corp. Financiera Colombiana SA	20	266
Ecopetrol SA (c)	1,077	467
Grupo Argos SA	61	391
Grupo de Inversiones Suramericana SA	58	753
Interconexion Electrica SA	92	312
		2,648
CZECH REPUBLIC - 0.1%
CEZ A/S	38	680
Komercni Banka A/S	17	591
O2 Czech Republic A/S	13	122
		1,393
EGYPT - 0.2%
Commercial International Bank	239	1,295
Global Telecom Holding SAE (c)	674	318
Talaat Moustafa Group Holding	203	124
		1,737
GREECE - 0.3%
Alpha Bank AE (c)	317	531
Eurobank Ergasias SA (c)	376	217
Folli Follie SA	9	223
Hellenic Telecommunications Organization SA	67	585
JUMBO SA (c)	21	261
National Bank of Greece SA (c)	1,131	236
OPAP SA	49	418
Piraeus Bank SA (c)	1,356	207
Titan Cement Co. SA	10	232
		2,910
HONG KONG - 2.6%
Alibaba Health Information Technology Ltd. (c)	710	400
Alibaba Pictures Group Ltd. (c) (e)	2,850	599
Anta Sports Products Ltd.	242	662
CGN Power Co. Ltd.	2,587	771
China Cinda Asset Management Co. Ltd. - Class H	2,045	728
China Everbright Bank Co. Ltd. - Class H	817	383
China Evergrande Group	1,009	689
China Galaxy Securities Co. Ltd. - Class H	639	588
China Medical System Holdings Ltd.	269	455
China Power International Development Ltd.	678	263
China Vanke Co. Ltd. - Class H	298	778
Citic Pacific Ltd.	997	1,434
COSCO Shipping Ports Ltd.	374	385
CSPC Pharmaceutical Group Ltd.	918	922
GCL - Poly Energy Holdings (e)	2,748	368
Geely Automobile Holdings Ltd. (e)	1,215	1,094
GOME Electrical Appliances Holdings Ltd. (e)	2,812	347
Guangdong Investment Ltd.	632	1,010
Haier Electronics Group Co. Ltd.	298	496
Haitong Securities Co. Ltd. - Class H	707	1,209
Hanergy Thin Film Power Group Ltd. (c) (f)	3,098	850
Hengan International Group Co. Ltd.	167	1,393
Huadian Power International Corp. Ltd.	380	171
Kingsoft Corp. Ltd. (e)	166	397
Kunlun Energy Co. Ltd. (e)	714	552
Lenovo Group Ltd.	1,592	1,063
Longfor Properties Co. Ltd.	350	540
New China Life Insurance Co. Ltd. - Class H	180	804
Nine Dragons Paper Holdings Ltd.	419	395
People’s Insurance Co. Group of China Ltd. - Class H	1,505	620
PICC Property & Casualty Co. Ltd. - Class H	1,081	1,812
Semiconductor Manufacturing International Corp. (c) (e)	6,176	696
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	105	328
Shimao Property Holdings Ltd. (e)	295	403
Shui On Land Ltd.	842	230
Sino Biopharmaceutical	1,015	686
Sino-Ocean Group Holdings Ltd.	699	324
Sinopec Engineering Group Co. Ltd. - Class H (e)	274	237
Sinotrans Ltd. - Class H	425	208
		25,290
HUNGARY - 0.3%
MOL Hungarian Oil and Gas Plc	9	557
OTP Bank Plc	53	1,386
Richter Gedeon Nyrt	32	650
		2,593
INDIA - 8.3%
ACC Ltd.	11	275
Adani Port & Special Economic Zone Ltd.	190	733
Ambuja Cements Ltd.	129	490
Apollo Hospitals Enterprise Ltd.	17	331
Ashok Leyland Ltd.	275	330
Asian Paints Ltd.	64	1,116
Aurobindo Pharma Ltd.	60	776
Axis Bank Ltd.	388	3,163
Bajaj Auto Ltd.	20	859
Bajaj Finance Ltd.	41	649
Bharat Forge Ltd.	23	317
Bharat Heavy Electricals Ltd.	148	300
Bharat Petroleum Corp. Ltd.	65	596
Bharti Airtel Ltd.	239	1,131
Bharti Infratel Ltd.	128	705
Bosch Ltd.	2	593
Cadila Healthcare Ltd.	42	243
Cairn India Ltd.	113	341
Cipla Ltd.	80	702
Coal India Ltd.	160	773
Container Corp. of India Ltd.	9	190
Dabur India Ltd.	130	530
Divi’s Laboratories Ltd.	17	336
Dr. Reddy’s Laboratories Ltd.	28	1,288
Eicher Motors Ltd.	3	1,131
GAIL India Ltd.	71	399
GlaxoSmithKline Consumer Healthcare Ltd.	3	229
Glenmark Pharmaceuticals Ltd.	29	405
Godrej Consumer Products Ltd.	27	648
Havells India Ltd.	54	338

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
HCL Technologies Ltd.	127	1,532
Hero Honda Motors Ltd.	12	604
Hindalco Industries Ltd.	259	595
Hindustan Unilever Ltd.	148	1,933
Housing Development Finance Corp.	345	7,234
ICICI Bank Ltd.	247	934
Idea Cellular Ltd.	264	314
Indiabulls Housing Finance Ltd.	67	835
Infosys Ltd.	421	6,554
ITC Ltd.	785	2,848
JSW Steel Ltd.	19	498
Larsen & Toubro Ltd.	73	1,570
LIC Housing Finances Ltd.	67	582
Lupin Ltd.	52	1,170
Mahindra & Mahindra Financial Services Ltd.	58	320
Mahindra & Mahindra Ltd.	84	1,785
Marico Ltd.	102	421
Maruti Suzuki India Ltd.	24	1,983
Motherson Sumi Systems Ltd.	78	373
Nestle India Ltd.	6	544
NTPC Ltd.	362	805
Oil & Natural Gas Corp. Ltd.	201	777
Piramal Healthcare Ltd.	18	498
Power Finance Corp. Ltd.	173	313
Reliance Industries Ltd.	301	4,910
Shree Cement Ltd.	2	469
Shriram Transport Finance Co. Ltd.	36	622
Siemens Ltd.	17	326
State Bank of India	367	1,391
Sun Pharmaceutical Industries Ltd.	223	2,498
Tata Consultancy Services Ltd.	108	3,945
Tata Motors Ltd.	362	2,899
Tata Motors Ltd. - Class A	80	409
Tata Power Co. Ltd.	228	258
Tata Steel Ltd.	68	382
Tech Mahindra Ltd.	53	335
Titan Industries Ltd.	68	402
Ultratech Cement Ltd.	9	513
United Phosphorus Ltd.	79	802
United Spirits Ltd. (c)	14	524
Vedanta Ltd.	228	591
Wipro Ltd.	140	1,011
Yes Bank Ltd.	72	1,367
Zee Entertainment Enterprises Ltd.	131	1,075
		79,668
INDONESIA - 2.7%
Adaro Energy Tbk PT	3,478	323
AKR Corporindo Tbk PT	419	208
Astra International Tbk PT	4,703	2,984
Bank Central Asia Tbk PT	2,784	3,357
Bank Danamon Indonesia Tbk PT - Class A	852	265
Bank Mandiri Persero Tbk PT	2,156	1,860
Bank Negara Indonesia Persero Tbk PT	1,644	701
Bank Rakyat Indonesia Persero Tbk PT	2,589	2,429
Bumi Serpong Damai PT	1,430	242
Charoen Pokphand Indonesia Tbk PT	1,694	456
Global Mediacom Tbk PT	1,395	95
Gudang Garam Tbk PT	115	549
Hanjaya Mandala Sampoerna Tbk PT	2,160	654
Indocement Tunggal Prakarsa Tbk PT	376	502
Indofood CBP Sukses Makmur Tbk PT	583	424
Indofood Sukses Makmur Tbk PT	1,062	710
Jasa Marga Persero Tbk PT	382	135
Kalbe Farma Tbk PT	4,696	619
Lippo Karawaci Tbk PT	4,015	306
Matahari Department Store Tbk PT	514	729
Media Nusantara Citra Tbk PT	1,272	198
Perusahaan Gas Negara PT	2,592	573
PT Semen Indonesia	611	475
Summarecon Agung Tbk PT	2,032	275
Surya Citra Media Tbk PT	1,483	319
Telekomunikasi Indonesia Persero Tbk PT - Class B	11,449	3,812
Tower Bersama Infrastructure Tbk PT	602	281
Unilever Indonesia Tbk PT	361	1,232
United Tractors Tbk PT	412	561
Waskita Karya Persero Tbk PT	987	199
XL Axiata Tbk PT (c)	943	196
		25,669
MALAYSIA - 2.6%
AirAsia Bhd	323	218
Alliance Financial Group Bhd	275	247
AMMB Holdings Bhd	425	421
Astro Malaysia Holdings Bhd	384	253
Axiata Group Bhd	599	757
Berjaya Sports Toto Bhd	126	101
CIMB Group Holdings Bhd	735	838
Dialog Group Bhd	791	280
DiGi.Com Bhd	768	924
Felda Global Ventures Holdings Bhd	253	143
Gamuda Bhd	353	418
Genting Bhd	503	966
Genting Malaysia Bhd	690	760
Genting Plantations Bhd	46	123
HAP Seng Consolidated Bhd	148	275
Hartalega Holdings Bhd	175	196
Hong Leong Bank Bhd	154	489
Hong Leong Financial Group Bhd	62	231
IHH Healthcare Bhd	657	1,006
IJM Corp. Bhd	651	505
IOI Corp. Bhd	481	518
IOI Properties Group Sdn Bhd	395	238
Kuala Lumpur Kepong Bhd	99	573
Lafarge Malaysia Bhd	75	144
Malayan Banking Bhd	794	1,442
Malaysia Airports Holdings Bhd	169	267
Maxis Bhd	436	651
MISC Bhd	252	459
Petronas Chemicals Group Bhd	572	919
Petronas Dagangan Bhd	53	300
Petronas Gas Bhd	153	812
PPB Group Bhd	100	393
Public Bank Bhd	624	2,993
RHB Bank Bhd	161	181
Sapurakencana Petroleum Bhd	922	352
Sime Darby Bhd	595	1,101
Telekom Malaysia Bhd	221	362
Tenaga Nasional Bhd	782	2,705
UMW Holdings Bhd	120	169
Westports Holdings Bhd	214	227
YTL Corp. Bhd	994	430
YTL Power International Bhd	445	172
		24,559
MEXICO - 3.1%
Alfa SAB de CV - Class A (e)	673	1,048
America Movil SAB de CV - Class L (e)	7,365	4,201
Arca Continental SAB de CV	97	574
Coca-Cola Femsa SAB de CV - Class L	109	819
El Puerto de Liverpool SAB de CV - Class C	38	393
Fibra Uno Administracion SA de CV	563	1,030
Fomento Economico Mexicano SAB de CV	418	3,849
Gentera SAB de CV	218	394
Gruma SAB de CV - Class B	52	682

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	80	760
Grupo Aeroportuario del Sureste SAB de CV - Class B	46	668
Grupo Bimbo SAB de CV - Class A	402	1,065
Grupo Carso SAB de CV (e)	146	584
Grupo Comercial Chedraui SA de CV - Class B	103	226
Grupo Financiero Banorte SAB de CV (e)	579	3,038
Grupo Financiero Inbursa SAB de CV	518	818
Grupo Financiero Santander Mexico SAB de CV - Class B	416	731
Grupo Lala SAB de CV	144	275
Grupo Mexico SAB de CV	882	2,157
Industrias Penoles SAB de CV	31	747
Kimberly-Clark de Mexico SAB de CV (e)	342	773
Mexichem SAB de CV (e)	239	534
OHL Mexico SAB de CV (c) (e)	188	249
Promotora y Operadora de Infraestructura SAB de CV	63	680
Southern Copper Corp.	18	467
Wal-Mart de Mexico SAB de CV	1,215	2,661
		29,423
NIGERIA - 0.0%
Transnational Corp. of Nigeria Plc (c)	277	1

PERU - 0.3%
Cia de Minas Buenaventura SA - ADR (c)	45	620
Credicorp Ltd.	16	2,412
		3,032
PHILIPPINES - 1.3%
Aboitiz Equity Ventures Inc.	454	712
Aboitiz Power Corp.	378	356
Alliance Global Group Inc.	516	170
Ayala Corp.	59	1,041
Ayala Land Inc.	1,720	1,400
Bank of the Philippine Islands	142	307
BDO Unibank Inc.	365	828
DMCI Holdings Inc.	1,114	278
Energy Development Corp.	2,189	267
Globe Telecom Inc.	8	318
GT Capital Holdings Inc.	18	532
International Container Terminal Services Inc.	124	198
JG Summit Holdings Inc.	662	1,019
Jollibee Foods Corp.	97	493
Megaworld Corp.	2,713	265
Metro Pacific Investments Corp.	2,989	438
Metropolitan Bank & Trust Co.	166	293
PLDT Inc.	22	769
Robinsons Land Corp.	361	231
Security Bank Corp.	29	145
SM Investments Corp.	56	783
SM Prime Holdings Inc.	1,888	1,100
Universal Robina Corp.	194	716
		12,659
POLAND - 1.1%
Alior Bank SA (c)	20	239
Bank Handlowy w Warszawie SA	7	143
Bank Millennium SA (c)	129	189
Bank Pekao SA	37	1,210
Bank Zachodni WBK SA	8	639
CCC SA	5	242
Cyfrowy Polsat SA (c)	43	276
Enea SA	45	101
Energa SA	53	105
Eurocash SA (e)	18	203
Grupa Lotos SA - Class A (c)	22	166
KGHM Polska Miedz SA	33	649
LPP SA (e)	—	308
Mbank	3	310
Orange Polska Spolka Akcyjna	164	256
PGE SA	193	514
Polski Koncern Naftowy Orlen SA	74	1,259
Polskie Gornictwo Naftowe i Gazownictwo SA	425	562
Powszechna Kasa Oszczednosci Bank Polski SA (e) (c)	198	1,351
Powszechny Zaklad Ubezpieczen SA (e)	133	846
Synthos SA	98	112
Tauron Polska Energia SA	256	174
Zaklady Azotowe w Tarnowie-Moscicach SA	10	168
		10,022
QATAR - 0.9%
Barwa Real Estate Co.	19	174
Commercial Bank of Qatar QSC	34	359
Doha Bank QSC	28	286
Ezdan Holding Group QSC	178	823
Industries Qatar QSC	34	1,013
Masraf Al Rayan	84	814
Ooredoo QSC	20	516
Qatar Electricity & Water Co.	6	372
Qatar Gas Transport Co. Ltd.	60	386
Qatar Insurance Co.	28	672
Qatar Islamic Bank SAQ	12	351
Qatar National Bank	49	2,107
Vodafone Qatar	82	246
		8,119
ROMANIA - 0.1%
New Europe Property Investments Plc	54	614

RUSSIAN FEDERATION - 3.4%
Alrosa AO	564	779
Gazprom PAO	2,718	5,843
Lukoil OAO	97	4,740
Magnit OJSC - GDR	66	2,757
MegaFon PJSC - GDR	27	258
MMC Norilsk Nickel OJSC	12	1,954
Mobile Telesystems PJSC - ADR	115	880
Moscow Exchange MICEX-RTS OAO	337	680
NovaTek OAO - GDR	21	2,342
Phosagro OAO - GDR	21	274
Rosneft PJSC	271	1,481
Rostelecom PJSC	182	229
RusHydro JSC	31,003	383
Sberbank of Russia	2,474	5,729
Severstal PAO	49	590
Sistema JSFC - GDR	34	256
Surgutneftegas OAO	1,617	791
Tatneft OAO	319	1,629
VTB Bank OJSC	1,199,735	1,378
		32,973
SOUTH AFRICA - 6.9%
African Bank Investments Ltd. (c) (f)	281	—
Anglo Platinum Ltd. (c) (e)	11	323
AngloGold Ashanti Ltd. (c)	92	1,478
Aspen Pharmacare Holdings Ltd.	80	1,809
Barclays Africa Group Ltd.	95	1,047
Bid Corp. Ltd. (c)	79	1,486
Bidvest Group Ltd. (e)	70	825
Brait SA	76	608
Capitec Bank Holdings Ltd.	9	400
Coronation Fund Managers Ltd.	53	272
Discover Ltd. (e)	82	673
Exxaro Resources Ltd. (e)	32	195

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FirstRand Ltd.	769	2,665
Fortress Income Fund Ltd. - Class A	237	280
Fortress Income Fund Ltd. - Class B	170	407
Foschini Ltd.	49	492
Gold Fields Ltd.	181	879
Growthpoint Properties Ltd.	498	917
Hyprop Investments Ltd.	57	504
Impala Platinum Holdings Ltd. (c)	147	742
Imperial Holdings Ltd. (e)	35	426
Investec Ltd.	51	312
Liberty Holdings Ltd.	28	242
Life Healthcare Group Holdings Ltd.	225	624
Massmart Holdings Ltd.	28	242
MMI Holdings Ltd.	248	404
Mondi Ltd.	28	595
Mr Price Group Ltd.	55	603
MTN Group Ltd.	386	3,306
Naspers Ltd. - Class N	101	17,425
Nedbank Group Ltd.	46	743
Netcare Ltd.	228	560
Pick n Pay Stores Ltd. (e)	87	434
Pioneer Foods Ltd.	27	342
PSG Group Ltd.	20	287
Rand Merchant Investment Holdings Ltd.	159	478
Redefine Properties Ltd.	954	796
Remgro Ltd.	109	1,818
Resilient REIT Ltd.	65	540
RMB Holdings Ltd.	164	702
Sanlam Ltd.	324	1,512
Sappi Ltd. (c) (e)	119	616
Sasol Ltd.	129	3,513
Shoprite Holdings Ltd. (e)	97	1,361
Sibanye Gold Ltd.	183	651
Spar Group Ltd.	39	552
Standard Bank Group Ltd. (e)	301	3,091
Steinhoff International Holdings NV	681	3,902
Telkom SA Ltd.	61	269
Tiger Brands Ltd.	36	1,009
Truworths International Ltd.	100	518
Tsogo Sun Holdings Ltd.	78	178
Vodacom Group Ltd.	91	1,018
Woolworths Holdings Ltd.	225	1,271
		66,342
SOUTH KOREA - 13.8%
Amorepacific Corp.	7	2,566
AMOREPACIFIC Group	6	950
BGF retail Co. Ltd.	2	381
BNK Financial Group Inc.	60	473
Celltrion Inc. (c)	18	1,719
Cheil Worldwide Inc.	16	237
CJ CheilJedang Corp.	2	597
CJ Corp.	4	598
CJ E&M Corp.	4	267
CJ Korea Express Co. Ltd. (c)	1	292
Coway Co. Ltd.	12	1,040
Daelim Industrial Co. Ltd.	6	481
Daewoo Engineering & Construction Co. Ltd. (c)	24	140
Daewoo International Corp.	11	239
DGB Financial Group Inc.	42	345
Dongbu Insurance Co. Ltd.	11	708
Dongsuh Cos. Inc.	7	181
Doosan Heavy Industries and Construction Co. Ltd.	10	226
E-Mart Co. Ltd.	5	694
GS Engineering & Construction Corp. (c)	12	327
GS Holdings Corp.	12	610
GSretail Co. Ltd.	5	234
Hana Financial Group Inc.	68	1,719
Hankook Tire Co. Ltd.	17	912
Hanmi Pharm Co. Ltd.	1	558
Hanmi Science Co. Ltd.	3	312
Hanon Systems	41	462
Hanssem Co. Ltd.	2	385
Hanwha Chem Corp.	25	558
Hanwha Corp.	11	347
Hanwha Life Insurance Co. Ltd.	60	316
Hotel Shilla Co. Ltd.	8	461
Hyosung Corp.	5	538
Hyundai Department Store Co. Ltd.	3	336
Hyundai Development Co.	13	597
Hyundai Engineering & Construction Co. Ltd.	17	615
Hyundai Glovis Co. Ltd.	4	708
Hyundai Heavy Industries Co. Ltd. (c)	9	1,177
Hyundai Marine & Fire Insurance Co. Ltd.	16	523
Hyundai Mobis	16	3,902
Hyundai Motor Co.	33	4,065
Hyundai Steel Co.	18	832
Hyundai Wia Corp.	3	264
Industrial Bank of Korea	55	599
Kakao Corp.	7	520
Kangwon Land Inc.	26	933
KB Financial Group Inc.	90	3,102
KCC Corp.	1	514
KEPCO Plant Service & Engineering Co. Ltd.	6	299
Kia Motors Corp.	62	2,373
Korea Aerospace Industries Ltd.	13	916
Korea Electric Power Corp.	60	2,928
Korea Gas Corp.	7	297
Korea Investment Holdings Co. Ltd.	8	297
Korea Kumho Petrochemical	4	278
Korea Zinc Co. Ltd.	2	850
Korean Air Lines Co. Ltd. (c)	9	297
KT Corp. - ADR	11	183
KT&G Corp.	27	3,093
LG Chem Ltd.	11	2,387
LG Corp.	22	1,313
LG Display Co. Ltd.	54	1,379
LG Electronics Inc.	25	1,073
LG Household & Health Care Ltd.	2	1,848
LG Innotek Co. Ltd.	4	260
LG Uplus Corp.	49	522
Lotte Chemical Corp.	3	931
Lotte Chilsung Beverage Co. Ltd.	—	176
Lotte Confectionery Co. Ltd.	1	176
Lotte Shopping Co. Ltd.	3	507
Mirae Asset Daewoo Co. Ltd.	40	285
Mirae Asset Securities Co. Ltd.	18	369
NCSoft Corp.	4	1,143
NH Investment and Securities	33	300
NHN Corp.	6	5,149
OCI Co. Ltd. (c)	4	382
Orion Corp.	1	622
Ottogi Corp.	—	159
Paradise Co. Ltd.	11	160
POSCO Inc.	16	3,364
S-Oil Corp.	10	737
S1 Corp.	4	404
Samsung C&T Corp.	17	2,360
Samsung Card Co. Ltd.	9	397
Samsung Electro-Mechanics Co. Ltd.	12	527
Samsung Electronics Co. Ltd.	23	33,548
Samsung Fire & Marine Insurance Co. Ltd.	8	1,918
Samsung Heavy Industries Co. Ltd. (c)	40	339
Samsung Life Insurance Co. Ltd.	16	1,554

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Samsung SDI Co.	13	1,149
Samsung SDS Co. Ltd.	8	1,138
Samsung Securities Co. Ltd.	13	424
Shinhan Financial Group Co. Ltd.	98	3,577
Shinsegae Co. Ltd.	2	287
SK C&C Co. Ltd.	10	1,995
SK Hynix Inc.	133	4,876
SK Innovation Co. Ltd.	15	2,174
SK Networks Co. Ltd.	22	136
SK Telecom Co. Ltd.	5	964
Woori Bank	66	690
Yuhan Corp.	2	498
		132,568
TAIWAN - 11.9%
Acer Inc. (c)	697	325
Advanced Semiconductor Engineering Inc.	1,497	1,798
Advantech Co. Ltd.	77	664
Asia Cement Corp.	541	474
Asia Pacific Telecom Co. Ltd. (c)	424	141
Asustek Computer Inc.	160	1,431
AU Optronics Corp.	1,950	716
Casetek Holdings Ltd.	32	116
Catcher Technology Co. Ltd.	156	1,272
Cathay Financial Holding Co. Ltd.	1,840	2,366
Chailease Holding Co. Ltd.	237	423
Chang Hwa Commercial Bank	1,172	601
Cheng Shin Rubber Industry Co. Ltd.	447	944
Chicony Electronics Co. Ltd.	124	313
China Airlines Ltd. (c)	463	138
China Development Financial Holding Corp.	3,059	784
China Steel Corp. (e)	2,777	1,963
Chinatrust Financial Holding Co. Ltd.	3,731	2,175
Chunghwa Telecom Co. Ltd.	885	3,121
Compal Electronics Inc.	935	579
Delta Electronics Inc.	453	2,428
E. Sun Financial Holding Co. Ltd.	1,897	1,084
Eclat Textile Co. Ltd.	43	515
Eva Airways Corp. (c)	430	196
Evergreen Marine Corp. Taiwan Ltd.	367	142
Far Eastern New Century Corp.	741	556
Far EasTone Telecommunications Co. Ltd.	353	835
Feng Tay Enterprise Co. Ltd. (e)	76	339
First Financial Holding Co. Ltd.	2,217	1,181
Formosa Chemicals & Fibre Corp.	747	2,015
Formosa Petrochemical Corp.	263	793
Formosa Plastics Corp.	958	2,385
Formosa Taffeta Co. Ltd.	148	141
Foxconn Technology Co. Ltd. (e)	210	618
Fubon Financial Holding Co. Ltd.	1,552	2,306
Giant Manufacturing Co. Ltd. (e)	68	481
Hermes Microvision Inc.	10	436
Highwealth Construction Corp.	194	300
Hiwin Technologies Corp.	46	240
Hon Hai Precision Industry Co. Ltd.	3,546	8,974
Hotai Motor Co. Ltd.	57	669
HTC Corp. (e)	162	453
Hua Nan Financial Holdings Co. Ltd.	1,726	886
Innolux Corp.	2,192	745
Inotera Memories Inc. (c)	625	552
Inventec Corp.	522	428
Largan Precision Co. Ltd.	23	2,803
Lite-On Technology Corp. (e)	503	727
MediaTek Inc.	348	2,674
Mega Financial Holdings Co. Ltd.	2,504	1,766
Merida Industry Co. Ltd.	41	194
Nan Ya Plastics Corp.	1,084	2,153
Nanya Technology Corp.	149	187
Nien Made Enterprise Co. Ltd.	31	401
Novatek Microelectronics Corp.	142	502
OBI Pharma Inc. (c)	28	350
Pegatron Corp.	465	1,203
Phison Electronics Corp.	29	221
Pou Chen Corp.	512	723
Powertech Technology Inc.	165	430
President Chain Store Corp.	128	1,019
Quanta Computer Inc.	599	1,256
Realtek Semiconductor Corp.	94	310
Ruentex Development Co. Ltd.	192	234
Ruentex Industries Ltd.	151	244
Shin Kong Financial Holding Co. Ltd. (e)	1,790	395
Siliconware Precision Industries Co.	485	728
Simplo Technology Co. Ltd.	55	181
SinoPac Financial Holdings Co. Ltd.	2,341	693
Standard Foods Corp.	93	239
Synnex Technology International Corp.	349	387
TaiMed Biologics Inc. (c)	34	238
Taishin Financial Holding Co. Ltd.	1,999	746
Taiwan Business Bank	1,044	266
Taiwan Cement Corp.	763	870
Taiwan Cooperative Financial Holding	1,741	771
Taiwan Fertilizer Co. Ltd.	143	192
Taiwan Mobile Co. Ltd.	384	1,380
Taiwan Semiconductor Manufacturing Co. Ltd.	5,662	33,279
Teco Electric and Machinery Co. Ltd.	401	347
Transcend Information Inc.	54	158
Uni-President Enterprises Corp.	1,131	2,127
United Microelectronics Corp.	2,676	988
Vanguard International Semiconductor Corp.	203	381
Wistron Corp.	581	433
WPG Holdings Co. Ltd.	321	381
Yuanta Financial Holding Co. Ltd.	2,271	814
Yulon Motor Co. Ltd.	266	235
Zhen Ding Technology Holding Ltd.	82	180
		113,848
THAILAND - 2.2%
Advanced Info Service PCL	19	89
Advanced Info Service PCL - NVDR	224	1,039
Airports of Thailand PCL - NVDR	96	1,108
Bangkok Bank PCL	32	151
Bangkok Dusit Medical Services PCL - NVDR	825	520
Bangkok Expressway & Metro PCL	1,304	260
Bangkok Expressway & Metro PCL (e)	379	76
Banpu PCL	128	58
Banpu PCL - NVDR	194	88
BEC World PCL	73	47
BEC World PCL - NVDR	166	106
BTS Group Holdings PCL - NVDR	1,366	342
Bumrungrad Hospital PCL - NVDR	92	462
Central Pattana PCL - NVDR	334	564
Charoen Pokphand Foods PCL	129	118
Charoen Pokphand Foods PCL - NVDR	546	502
CP ALL PCL	253	451
CP ALL PCL - NVDR	900	1,601
Delta Electronics Thailand PCL	127	291
Electricity Generating PCL	27	156
Energy Absolute PCL - NVDR	265	197
Glow Energy PCL	12	27
Glow Energy PCL - NVDR	102	236
Home Product Center PCL - NVDR	875	253
Indorama Ventures PCL	100	82
Indorama Ventures PCL - NVDR	199	163
IRPC PCL	198	28
IRPC PCL - NVDR	2,019	285
Kasikornbank PCL	19	102

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Kasikornbank PCL - NVDR	390	2,116
Krung Thai Bank PCL - Class F	61	31
Krung Thai Bank PCL	244	124
Krung Thai Bank PCL - NVDR	516	263
Minor International PCL - NVDR	481	543
PTT Exploration & Production PCL	83	196
PTT Exploration & Production PCL - NVDR	235	552
PTT Global Chemical PCL	44	76
PTT Global Chemical PCL - NVDR	467	795
PTT PCL	44	429
PTT PCL - NVDR	190	1,872
Robinson Department Store PCL	104	183
Siam Cement PCL	4	61
Siam Cement PCL - NVDR	90	1,343
Siam Commercial Bank PCL	39	167
Siam Commercial Bank PCL - NVDR	321	1,378
Thai Oil PCL	35	69
Thai Oil PCL - NVDR	132	261
Thai Union Group Public Co. - NVDR	416	257
TMB Bank PCL - NVDR	2,616	161
True Corp PCL - NVDR	2,329	469
		20,748
TURKEY - 1.1%
Akbank T.A.S.	497	1,332
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	301
Arcelik A/S	61	431
BIM Birlesik Magazalar A/S	47	784
Coca-Cola Icecek A/S	20	239
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	470	476
Eregli Demir ve Celik Fabrikalari TAS	302	415
Ford Otomotiv Sanayi A/S	19	196
Haci Omer Sabanci Holding A/S	201	621
KOC Holding A/S	156	669
Petkim Petrokimya Holding A/S	140	212
TAV Havalimanlari Holding A/S	31	129
Tofas Turk Otomobil Fabrikasi A/S	25	184
Tupras Turkiye Petrol Rafinerileri A/S	29	548
Turk Hava Yollari (c)	107	182
Turk Telekomunikasyon A/S	112	211
Turkcell Iletisim Hizmetleri A/S (c)	195	630
Turkiye Garanti Bankasi A/S	518	1,372
Turkiye Halk Bankasi A/S	155	472
Turkiye Is Bankasi A/S - Class C	370	585
Turkiye Sise ve Cam Fabrikalari A/S	203	215
Turkiye Vakiflar Bankasi Tao	160	245
Ulker Biskuvi Sanayi A/S	35	250
Yapi ve Kredi Bankasi A/S (c)	210	257
		10,956
UNITED ARAB EMIRATES - 0.8%
Abu Dhabi Commercial Bank PJSC	446	782
Aldar Properties PJSC	766	556
Arabtec Holding Co. (c)	514	205
DP World Ltd.	38	715
Dubai Financial Market	523	186
Dubai Islamic Bank PJSC	254	375
Emaar Malls Group PJSC	425	314
Emaar Properties PJSC	815	1,571
Emirates Telecommunications Group Co. PJSC	393	2,138
First Gulf Bank PJSC	221	709
National Bank of Abu Dhabi PJSC	169	421
		7,972
UNITED KINGDOM - 0.1%
British American Tobacco Plc	38	446
Total Common Stocks (cost $925,957)		900,013

PREFERRED STOCKS - 4.5%
BRAZIL - 2.8%
Banco Bradesco SA	630	5,798
Braskem SA	43	328
Centrais Eletricas Brasileiras SA	54	400
Cia Brasileira de Distribuicao Grupo Pao de Acucar	35	579
Cia Energetica de Minas Gerais	174	459
Cia Energetica de Sao Paulo	44	202
Cia Paranaense de Energia	21	214
Gerdau SA	230	633
Itau Unibanco Holding SA	673	7,394
Itausa - Investimentos Itau SA	906	2,335
Lojas Americanas SA	138	858
Petroleo Brasileiro SA (c)	900	3,793
Suzano Papel e Celulose SA	90	290
Telefonica Brasil SA	102	1,482
Vale SA	436	2,076
		26,841
CHILE - 0.1%
Embotelladora Andina SA - Class B	61	233
Sociedad Quimica y Minera de Chile SA	21	579
		812
COLOMBIA - 0.2%
Bancolombia SA	105	1,018
Grupo Aval Acciones y Valores	760	332
Grupo de Inversiones Suramericana SA	21	267
		1,617
MEXICO - 0.6%
Cemex SAB de CV (c)	3,215	2,552
Grupo Televisa SAB	567	2,910
		5,462
RUSSIAN FEDERATION - 0.1%
AK Transneft OAO	—	738
Surgutneftegas OAO	1,505	695
		1,433
SOUTH KOREA - 0.7%
Amorepacific Corp.	2	431
Hyundai Motor Co.	8	813
Hyundai Motor Co.	5	443
LG Chem Ltd.	2	269
LG Household & Health Care Ltd. (c)	1	234
Samsung Electronics Co. Ltd.	4	4,794
		6,984
Total Preferred Stocks (cost $49,648)		43,149

RIGHTS - 0.0%
SOUTH KOREA - 0.0%
Samsung Heavy Industries Co. Ltd. (c) (f)	25	50

THAILAND - 0.0%
Banpu Public Power Plc (c) (f)	6	—
Banpu Public Power Plc (c) (f)	8	—
		—
Total Rights (cost $0)		50

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 2.8%
Investment Company - 1.3%
JNL Money Market Fund, 0.24% (a) (h)	12,019	12,019

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	13,626	13,626

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.30%, 12/15/16 (o)	$770	769
Total Short Term Investments (cost $26,415)		26,414
Total Investments - 101.2% (cost $1,002,020)		969,626
Other Assets and Liabilities, Net - (1.2%)		(11,343)
Total Net Assets - 100.0%		$958,283

JNL/Mellon Capital European 30 Fund
COMMON STOCKS - 96.9%
BELGIUM - 3.1%
Proximus SA	395	$11,827

DENMARK - 3.7%
A P Moller - Maersk A/S - Class B	10	14,365

FRANCE - 8.2%
Atos SE	154	16,616
Compagnie Generale des Etablissements Michelin	136	15,055
		31,671
GERMANY - 15.3%
Bayerische Motoren Werke AG	126	10,597
Daimler AG	158	11,121
Deutsche Lufthansa AG	802	8,939
RTL Group SA	154	12,831
Siemens AG	136	15,957
		59,445
ITALY - 9.2%
Assicurazioni Generali SpA	720	8,782
Enel SpA	3,069	13,676
Snam Rete Gas SpA	2,402	13,321
		35,779
NETHERLANDS - 3.9%
Koninklijke Philips Electronics NV	508	15,030

PORTUGAL - 3.2%
Energias de Portugal SA	3,641	12,219

SPAIN - 7.0%
Endesa SA	660	14,157
Gas Natural SDG SA	629	12,940
		27,097
SWEDEN - 7.2%
Lundin Petroleum AB (c)	884	16,175
Nordea Bank AB	1,177	11,692
		27,867
SWITZERLAND - 9.6%
Kuehne & Nagel International AG	94	13,603
Novartis AG	148	11,689
Swisscom AG	25	12,113
		37,405
UNITED KINGDOM - 26.5%
Babcock International Group Plc	863	11,553
BAE Systems Plc	1,739	11,812
Centrica Plc	4,028	11,909
easyJet Plc	495	6,458
Fresnillo Plc	1,206	28,289
G4S Plc	3,836	11,311
Marks & Spencer Group Plc	1,969	8,448
National Grid Plc	921	13,013
		102,793
Total Common Stocks (cost $381,474)		375,498

PREFERRED STOCKS - 3.0%
SWITZERLAND - 3.0%
Lindt & Spruengli AG	2	11,775
Total Preferred Stocks (cost $11,124)		11,775
Total Investments - 99.9% (cost $392,598)		387,273
Other Assets and Liabilities, Net - 0.1%		390
Total Net Assets - 100.0%		$387,663

JNL/Mellon Capital Pacific Rim 30 Fund
COMMON STOCKS - 96.9%
AUSTRALIA - 19.2%
AGL Energy Ltd.	517	$7,573
Amcor Ltd.	697	8,114
Computershare Ltd.	800	6,349
Dexus Property Group	1,247	8,766
Qantas Airways Ltd.	2,284	5,486
QBE Insurance Group Ltd.	747	5,343
		41,631
HONG KONG - 10.1%
AIA Group Ltd.	1,142	7,678
BOC Hong Kong Holdings Ltd.	2,242	7,626
Techtronic Industries Co.	1,674	6,558
		21,862
JAPAN - 46.0%
Bridgestone Corp.	197	7,266
Concordia Financial Group Ltd.	1,104	4,819
Credit Saison Co. Ltd.	345	5,723
Idemitsu Kosan Co. Ltd. (e)	408	8,454
JX Holdings Inc. (e)	1,557	6,301
Kuraray Co. Ltd.	556	8,244
Mizuho Financial Group Inc.	3,332	5,615
NHK Spring Co. Ltd.	683	6,616
Nissan Motor Co. Ltd.	646	6,340
ORIX Corp.	476	7,019
Sekisui House Ltd.	400	6,815
Shimizu Corp.	824	7,364
Sompo Japan Nipponkoa Holdings	206	6,105
Toyota Motor Corp.	109	6,311
Toyota Tsusho Corp.	287	6,661
		99,653
NEW ZEALAND - 8.5%
Fletcher Building Ltd.	1,353	10,596
Spark New Zealand Ltd.	3,013	7,928
		18,524
SINGAPORE - 13.1%
DBS Group Holdings Ltd.	587	6,656
Oversea-Chinese Banking Corp. Ltd.	1,105	7,044
United Overseas Bank Ltd.	490	6,799

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Wilmar International Ltd.	3,293	7,818
		28,317
Total Common Stocks (cost $203,255)		209,987

INVESTMENT COMPANIES - 2.0%
Vanguard MSCI Pacific ETF (e)	72	4,350
Total Investment Companies (cost $4,242)		4,350

SHORT TERM INVESTMENTS - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	184	184
Total Short Term Investments (cost $184)		184
Total Investments - 99.0% (cost $207,681)		214,521
Other Assets and Liabilities, Net - 1.0%		2,152
Total Net Assets - 100.0%		$216,673

JNL/Mellon Capital S&P 500 Index Fund
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 12.4%
Advance Auto Parts Inc.	23	$3,464
Amazon.com Inc. (c)	126	105,550
AutoNation Inc. (c) (e)	22	1,048
AutoZone Inc. (c)	9	7,217
Bed Bath & Beyond Inc.	54	2,331
Best Buy Co. Inc.	93	3,548
BorgWarner Inc.	70	2,449
Carmax Inc. (c) (e)	62	3,328
Carnival Corp.	143	6,968
CBS Corp. - Class B	134	7,349
Charter Communications Inc. - Class A (c)	69	18,662
Chipotle Mexican Grill Inc. (c) (e)	10	4,149
Coach Inc.	92	3,365
Comcast Corp. - Class A (e)	771	51,140
D.R. Horton Inc.	106	3,198
Darden Restaurants Inc.	40	2,465
Delphi Automotive Plc	88	6,304
Discovery Communications Inc. - Class A (c) (e)	41	1,116
Discovery Communications Inc. - Class C (c)	72	1,902
Dollar General Corp.	83	5,841
Dollar Tree Inc. (c)	74	5,877
Expedia Inc.	37	4,329
Foot Locker Inc.	44	2,958
Ford Motor Co.	1,251	15,096
Gap Inc.	74	1,635
Garmin Ltd. (e)	37	1,793
General Motors Co.	455	14,469
Genuine Parts Co. (e)	48	4,845
Goodyear Tire & Rubber Co.	85	2,733
H&R Block Inc. (e)	76	1,759
HanesBrands Inc.	127	3,209
Harley-Davidson Inc. (e)	61	3,219
Harman International Industries Inc.	24	2,017
Hasbro Inc. (e)	37	2,959
Home Depot Inc.	398	51,192
Interpublic Group of Cos. Inc.	128	2,867
Johnson Controls International Plc	301	13,990
Kohl’s Corp.	61	2,654
L Brands Inc.	77	5,465
Leggett & Platt Inc.	43	1,953
Lennar Corp. - Class A	60	2,537
LKQ Corp. (c)	98	3,458
Lowe’s Cos. Inc.	281	20,271
Macy’s Inc.	100	3,720
Marriott International Inc. - Class A	105	7,064
Mattel Inc.	113	3,426
McDonald’s Corp.	274	31,615
Michael Kors Holdings Ltd. (c)	57	2,673
Mohawk Industries Inc. (c)	20	3,961
Netflix Inc. (c)	137	13,481
Newell Brands Inc.	154	8,114
News Corp. - Class A	121	1,697
News Corp. - Class B (e)	32	461
Nike Inc. - Class B	432	22,762
Nordstrom Inc. (e)	41	2,121
O’Reilly Automotive Inc. (c)	31	8,670
Omnicom Group Inc. (e)	77	6,569
Priceline Group Inc. (c)	16	23,336
Pulte Homes Inc.	102	2,036
PVH Corp.	27	3,015
Ralph Lauren Corp. - Class A (e)	19	1,910
Ross Stores Inc.	127	8,190
Royal Caribbean Cruises Ltd.	52	3,933
Scripps Networks Interactive Inc. - Class A (e)	30	1,889
Signet Jewelers Ltd.	25	1,891
Staples Inc.	213	1,820
Starbucks Corp.	469	25,410
Target Corp.	185	12,677
Tegna Inc.	74	1,607
Tiffany & Co. (e)	35	2,557
Time Warner Inc.	252	20,027
TJX Cos. Inc.	211	15,810
Tractor Supply Co.	43	2,913
TripAdvisor Inc. (c) (e)	37	2,366
Twenty-First Century Fox Inc. - Class A	342	8,282
Twenty-First Century Fox Inc. - Class B	155	3,833
Ulta Salon Cosmetics & Fragrance Inc. (c)	19	4,490
Under Armour Inc. - Class A (c) (e)	57	2,197
Under Armour Inc. - Class C (c)	57	1,937
Urban Outfitters Inc. (c)	28	957
VF Corp.	108	6,026
Viacom Inc. - Class B	113	4,304
Walt Disney Co.	474	44,061
Whirlpool Corp.	25	4,036
Wyndham Worldwide Corp.	37	2,509
Wynn Resorts Ltd. (e)	26	2,490
Yum! Brands Inc.	119	10,831
		756,353
CONSUMER STAPLES - 9.8%
Altria Group Inc.	625	39,527
Archer-Daniels-Midland Co.	190	7,994
Brown-Forman Corp. - Class B	59	2,786
Campbell Soup Co.	62	3,391
Church & Dwight Co. Inc.	83	3,995
Clorox Co.	42	5,245
Coca-Cola Co.	1,246	52,723
Colgate-Palmolive Co.	284	21,040
ConAgra Foods Inc.	135	6,379
Constellation Brands Inc. - Class A	56	9,313
Costco Wholesale Corp.	140	21,416
CVS Health Corp.	344	30,570
Dr. Pepper Snapple Group Inc.	61	5,540
Estee Lauder Cos. Inc. - Class A	71	6,267
General Mills Inc.	189	12,049
Hershey Co.	46	4,440
Hormel Foods Corp.	86	3,254
JM Smucker Co.	38	5,127
Kellogg Co.	80	6,159

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Kimberly-Clark Corp.	115	14,517
Kraft Heinz Foods Co.	190	17,035
Kroger Co.	310	9,187
McCormick & Co. Inc.	37	3,674
Mead Johnson Nutrition Co.	59	4,701
Molson Coors Brewing Co. - Class B	58	6,348
Mondelez International Inc. - Class A	500	21,934
Monster Beverage Corp. (c)	43	6,375
PepsiCo Inc.	460	50,070
Philip Morris International Inc.	496	48,192
Procter & Gamble Co. (e)	856	76,808
Reynolds American Inc.	263	12,396
Sysco Corp.	168	8,213
Tyson Foods Inc. - Class A	93	6,938
Wal-Mart Stores Inc.	488	35,230
Walgreens Boots Alliance Inc.	276	22,215
Whole Foods Market Inc. (e)	104	2,937
		593,985
ENERGY - 7.2%
Anadarko Petroleum Corp.	171	10,810
Apache Corp.	120	7,639
Baker Hughes Inc.	138	6,946
Cabot Oil & Gas Corp.	148	3,823
Chesapeake Energy Corp. (c) (e)	186	1,164
Chevron Corp.	605	62,269
Cimarex Energy Co.	31	4,162
Concho Resources Inc. (c)	45	6,221
ConocoPhillips Co.	396	17,196
Devon Energy Corp.	167	7,376
Diamond Offshore Drilling Inc. (e)	18	315
EOG Resources Inc.	176	17,064
EQT Corp.	55	3,991
Exxon Mobil Corp.	1,330	116,080
FMC Technologies Inc. (c)	73	2,155
Halliburton Co.	274	12,317
Helmerich & Payne Inc. (e)	34	2,282
Hess Corp.	84	4,510
Kinder Morgan Inc.	614	14,193
Marathon Oil Corp.	267	4,217
Marathon Petroleum Corp.	172	6,965
Murphy Oil Corp. (e)	46	1,412
National Oilwell Varco Inc. (e)	123	4,508
Newfield Exploration Co. (c)	62	2,713
Noble Energy Inc.	136	4,852
Occidental Petroleum Corp.	243	17,699
Oneok Inc.	70	3,603
Phillips 66	143	11,506
Pioneer Natural Resources Co.	54	10,069
Range Resources Corp.	60	2,318
Schlumberger Ltd.	444	34,944
Southwestern Energy Co. (c)	156	2,159
Spectra Energy Corp.	224	9,580
Tesoro Corp.	40	3,167
Transocean Ltd. (e)	93	994
Valero Energy Corp.	150	7,940
Williams Cos. Inc.	214	6,564
		435,723
FINANCIALS - 12.7%
Affiliated Managers Group Inc. (c)	17	2,512
Aflac Inc.	134	9,609
Allstate Corp.	120	8,334
American Express Co.	249	15,973
American International Group Inc.	328	19,437
Ameriprise Financial Inc.	54	5,369
Aon Plc - Class A	86	9,676
Arthur J Gallagher & Co.	56	2,868
Assurant Inc.	20	1,840
Bank of America Corp.	3,274	51,245
Bank of New York Mellon Corp. (a)	343	13,668
BB&T Corp. (e)	262	9,871
Berkshire Hathaway Inc. - Class B (c)	608	87,898
BlackRock Inc.	39	14,202
Capital One Financial Corp.	164	11,773
Charles Schwab Corp.	386	12,176
Chubb Ltd.	149	18,729
Cincinnati Financial Corp. (e)	49	3,727
Citigroup Inc.	932	44,035
Citizens Financial Group Inc.	168	4,144
CME Group Inc.	109	11,346
Comerica Inc.	59	2,810
Discover Financial Services	132	7,465
E*TRADE Financial Corp. (c)	90	2,624
Fifth Third Bancorp	246	5,039
Franklin Resources Inc.	113	4,019
Goldman Sachs Group Inc.	121	19,526
Hartford Financial Services Group Inc.	126	5,412
Huntington Bancshares Inc.	346	3,412
Intercontinental Exchange Inc.	38	10,182
Invesco Ltd.	136	4,259
JPMorgan Chase & Co.	1,159	77,196
KeyCorp	345	4,203
Legg Mason Inc.	34	1,140
Leucadia National Corp.	107	2,033
Lincoln National Corp.	75	3,518
Loews Corp.	86	3,523
M&T Bank Corp. (e)	51	5,973
Marsh & McLennan Cos. Inc.	166	11,185
MetLife Inc.	352	15,658
Moody’s Corp.	54	5,851
Morgan Stanley	473	15,157
NASDAQ Inc.	37	2,474
Navient Corp.	112	1,623
Northern Trust Corp.	69	4,721
People’s United Financial Inc. (e)	98	1,555
PNC Financial Services Group Inc.	160	14,377
Principal Financial Group Inc.	87	4,473
Progressive Corp.	184	5,811
Prudential Financial Inc.	140	11,456
Regions Financial Corp.	424	4,181
S&P Global Inc.	85	10,698
State Street Corp.	118	8,223
SunTrust Banks Inc.	163	7,150
Synchrony Financial (c)	255	7,127
T. Rowe Price Group Inc.	80	5,327
Torchmark Corp.	35	2,215
Travelers Cos. Inc.	94	10,765
U.S. Bancorp	516	22,150
Unum Group	78	2,752
Wells Fargo & Co.	1,458	64,542
Willis Towers Watson Plc	42	5,538
XL Group Ltd.	89	2,978
Zions Bancorp	64	1,985
		770,738
HEALTH CARE - 14.5%
Abbott Laboratories	470	19,885
AbbVie Inc. (e)	522	32,927
Aetna Inc.	112	12,976
Agilent Technologies Inc.	106	4,973
Alexion Pharmaceuticals Inc. (c)	71	8,684
Allergan Plc (c)	126	29,109
AmerisourceBergen Corp.	59	4,750
Amgen Inc.	240	40,035
Anthem Inc.	84	10,476

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Baxter International Inc.	158	7,503
Becton Dickinson & Co.	68	12,181
Biogen Inc. (c)	70	21,808
Boston Scientific Corp. (c)	436	10,371
Bristol-Myers Squibb Co.	533	28,764
Cardinal Health Inc.	105	8,120
Celgene Corp. (c)	248	25,894
Centene Corp. (c)	54	3,626
Cerner Corp. (c)	97	5,986
CIGNA Corp.	81	10,608
Cooper Cos. Inc.	14	2,525
CR Bard Inc.	24	5,277
Danaher Corp.	195	15,263
DaVita Inc. (c)	54	3,593
DENTSPLY SIRONA Inc.	77	4,555
Edwards Lifesciences Corp. (c)	68	8,217
Eli Lilly & Co.	311	24,995
Endo International Plc (c)	64	1,296
Express Scripts Holding Co. (c)	205	14,454
Gilead Sciences Inc.	423	33,506
HCA Holdings Inc. (c)	97	7,358
Henry Schein Inc. (c)	27	4,321
Hologic Inc. (c)	88	3,428
Humana Inc.	47	8,379
Illumina Inc. (c)	47	8,528
Intuitive Surgical Inc. (c)	12	8,807
Johnson & Johnson	878	103,695
Laboratory Corp. of America Holdings (c)	32	4,387
Mallinckrodt Plc (c)	37	2,559
McKesson Corp.	72	12,004
Medtronic Plc (e)	444	38,319
Merck & Co. Inc.	887	55,351
Mettler-Toledo International Inc. (c)	9	3,589
Mylan NV (c)	147	5,596
Patterson Cos. Inc. (e)	26	1,214
PerkinElmer Inc.	35	1,967
Perrigo Co. Plc	46	4,270
Pfizer Inc.	1,945	65,891
Quest Diagnostics Inc.	45	3,784
Regeneron Pharmaceuticals Inc. (c)	24	9,818
St. Jude Medical Inc.	91	7,277
Stryker Corp.	100	11,607
Thermo Fisher Scientific Inc.	126	20,008
UnitedHealth Group Inc.	305	42,753
Universal Health Services Inc. - Class B	29	3,563
Varian Medical Systems Inc. (c)	31	3,104
Vertex Pharmaceuticals Inc. (c)	79	6,919
Waters Corp. (c)	26	4,157
Zimmer Biomet Holdings Inc.	64	8,322
Zoetis Inc. - Class A	158	8,213
		881,545
INDUSTRIALS - 9.6%
3M Co.	194	34,158
Acuity Brands Inc.	14	3,689
Alaska Air Group Inc. (e)	39	2,585
Allegion Plc	33	2,245
American Airlines Group Inc. (e)	171	6,245
AMETEK Inc.	76	3,654
Boeing Co.	186	24,549
C.H. Robinson Worldwide Inc.	45	3,167
Caterpillar Inc. (e)	186	16,491
Cintas Corp.	28	3,181
CSX Corp.	304	9,267
Cummins Inc.	51	6,500
Deere & Co. (e)	93	7,930
Delta Air Lines Inc.	241	9,468
Dover Corp.	50	3,649
Dun & Bradstreet Corp.	12	1,576
Eaton Corp. Plc	148	9,702
Emerson Electric Co.	205	11,174
Equifax Inc.	38	5,084
Expeditors International of Washington Inc.	60	3,079
Fastenal Co.	92	3,831
FedEx Corp.	78	13,700
Flowserve Corp.	42	2,016
Fluor Corp.	42	2,148
Fortive Corp.	96	4,871
Fortune Brands Home & Security Inc.	49	2,848
General Dynamics Corp.	93	14,450
General Electric Co. (e)	2,877	85,231
Honeywell International Inc.	245	28,554
Illinois Tool Works Inc.	104	12,482
Ingersoll-Rand Plc	84	5,690
Jacobs Engineering Group Inc. (c)	36	1,842
JB Hunt Transport Services Inc.	29	2,355
Kansas City Southern	35	3,232
L-3 Communications Holdings Inc.	25	3,827
Lockheed Martin Corp.	81	19,439
Masco Corp.	106	3,639
Nielsen Holdings Plc	108	5,792
Norfolk Southern Corp.	96	9,345
Northrop Grumman Systems Corp.	58	12,429
PACCAR Inc. (e)	112	6,601
Parker Hannifin Corp.	44	5,509
Pentair Plc	54	3,449
Pitney Bowes Inc. (e)	54	987
Quanta Services Inc. (c)	51	1,425
Raytheon Co.	95	12,897
Republic Services Inc. - Class A	76	3,822
Robert Half International Inc.	45	1,714
Rockwell Automation Inc.	43	5,210
Rockwell Collins Inc.	42	3,539
Roper Industries Inc.	32	5,818
Ryder System Inc.	17	1,123
Snap-On Inc.	19	2,933
Southwest Airlines Co.	203	7,905
Stanley Black & Decker Inc.	49	5,987
Stericycle Inc. (c)	27	2,163
Textron Inc.	88	3,498
TransDigm Group Inc. (c)	16	4,656
Union Pacific Corp.	267	26,070
United Continental Holdings Inc. (c)	95	4,966
United Parcel Service Inc. - Class B	222	24,235
United Rentals Inc. (c)	27	2,090
United Technologies Corp.	250	25,354
Verisk Analytics Inc. (c)	49	3,987
Waste Management Inc.	131	8,333
WW Grainger Inc. (e)	18	4,068
Xylem Inc.	57	2,989
		586,442
INFORMATION TECHNOLOGY - 21.0%
Accenture Plc - Class A	200	24,385
Activision Blizzard Inc.	215	9,515
Adobe Systems Inc. (c)	160	17,339
Akamai Technologies Inc. (c)	57	3,000
Alliance Data Systems Corp. (c)	20	4,203
Alphabet Inc. - Class A (c)	95	76,016
Alphabet Inc. - Class C (c)	95	73,670
Amphenol Corp. - Class A	98	6,357
Analog Devices Inc.	99	6,397
Apple Inc.	1,730	195,530
Applied Materials Inc.	349	10,521
Autodesk Inc. (c)	63	4,558
Automatic Data Processing Inc.	146	12,853

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Broadcom Ltd.	126	21,789
CA Inc.	98	3,247
Cisco Systems Inc.	1,613	51,160
Citrix Systems Inc. (c)	51	4,330
Cognizant Technology Solutions Corp. - Class A (c)	193	9,210
Corning Inc.	333	7,878
CSRA Inc.	46	1,233
eBay Inc. (c)	338	11,131
Electronic Arts Inc. (c)	98	8,397
F5 Networks Inc. (c)	22	2,793
Facebook Inc. - Class A (c)	745	95,535
Fidelity National Information Services Inc.	104	8,020
First Solar Inc. (c) (e)	24	936
Fiserv Inc. (c)	71	7,069
FLIR Systems Inc.	44	1,368
Global Payments Inc.	49	3,766
Harris Corp.	41	3,739
Hewlett Packard Enterprise Co.	532	12,100
HP Inc.	550	8,544
Intel Corp.	1,517	57,273
International Business Machines Corp.	279	44,343
Intuit Inc.	79	8,662
Juniper Networks Inc.	117	2,810
KLA-Tencor Corp.	50	3,477
Lam Research Corp. (e)	50	4,764
Linear Technology Corp.	79	4,692
MasterCard Inc. - Class A	308	31,327
Microchip Technology Inc. (e)	69	4,276
Micron Technology Inc. (c)	341	6,055
Microsoft Corp.	2,500	144,027
Motorola Solutions Inc.	53	4,063
NetApp Inc. (e)	95	3,395
Nvidia Corp. (e)	171	11,717
Oracle Corp.	967	37,971
Paychex Inc.	103	5,988
PayPal Holdings Inc. (c)	359	14,724
Qorvo Inc. (c)	41	2,297
QUALCOMM Inc.	470	32,185
Red Hat Inc. (c)	58	4,698
Salesforce.com Inc. (c)	206	14,719
Seagate Technology (e)	96	3,684
Skyworks Solutions Inc.	61	4,609
Symantec Corp.	197	4,936
TE Connectivity Ltd.	114	7,356
Teradata Corp. (c) (e)	42	1,292
Texas Instruments Inc.	320	22,473
Total System Services Inc.	53	2,505
VeriSign Inc. (c) (e)	29	2,251
Visa Inc. - Class A (e)	605	50,069
Western Digital Corp.	88	5,174
Western Union Co. (e)	162	3,364
Xerox Corp.	275	2,783
Xilinx Inc.	81	4,411
Yahoo! Inc. (c)	281	12,093
		1,277,052
MATERIALS - 2.8%
Air Products & Chemicals Inc.	69	10,360
Albemarle Corp.	36	3,069
Alcoa Inc.	416	4,218
Avery Dennison Corp.	26	2,034
Ball Corp.	54	4,418
CF Industries Holdings Inc.	75	1,816
Dow Chemical Co.	358	18,578
E. I. du Pont de Nemours & Co.	279	18,714
Eastman Chemical Co.	47	3,201
Ecolab Inc.	85	10,308
FMC Corp.	46	2,202
Freeport-McMoran Inc. - Class B	397	4,313
International Flavors & Fragrances Inc.	27	3,832
International Paper Co.	134	6,414
LyondellBasell Industries NV - Class A	110	8,885
Martin Marietta Materials Inc.	20	3,551
Monsanto Co.	139	14,225
Mosaic Co.	107	2,606
Newmont Mining Corp.	169	6,630
Nucor Corp.	101	5,006
Owens-Illinois Inc. (c)	43	785
PPG Industries Inc.	86	8,881
Praxair Inc.	91	11,014
Sealed Air Corp.	63	2,866
Sherwin-Williams Co.	25	6,942
Vulcan Materials Co.	42	4,791
WestRock Co.	83	4,001
		173,660
REAL ESTATE - 3.0%
American Tower Corp.	136	15,449
Apartment Investment & Management Co. - Class A	50	2,279
AvalonBay Communities Inc.	43	7,727
Boston Properties Inc.	49	6,627
CBRE Group Inc. - Class A (c)	91	2,544
Crown Castle International Corp.	107	10,056
Digital Realty Trust Inc. (e)	47	4,526
Equinix Inc.	23	8,191
Equity Residential	115	7,414
Essex Property Trust Inc.	21	4,618
Extra Space Storage Inc.	39	3,124
Federal Realty Investment Trust	22	3,406
General Growth Properties Inc.	185	5,111
HCP Inc.	146	5,558
Host Hotels & Resorts Inc. (e)	240	3,737
Iron Mountain Inc.	77	2,882
Kimco Realty Corp.	136	3,951
Macerich Co.	40	3,270
ProLogis Inc.	166	8,890
Public Storage	48	10,661
Realty Income Corp. (e)	83	5,534
Simon Property Group Inc.	101	20,833
SL Green Realty Corp.	32	3,421
UDR Inc.	83	3,004
Ventas Inc.	112	7,938
Vornado Realty Trust	56	5,621
Welltower Inc.	114	8,524
Weyerhaeuser Co.	239	7,646
		182,542
TELECOMMUNICATION SERVICES - 2.6%
AT&T Inc. (e)	1,973	80,133
CenturyLink Inc. (e)	173	4,756
Frontier Communications Corp. (e)	366	1,524
Level 3 Communications Inc. (c)	93	4,321
Verizon Communications Inc.	1,307	67,958
		158,692
UTILITIES - 3.2%
AES Corp.	211	2,706
Alliant Energy Corp.	73	2,781
Ameren Corp.	80	3,939
American Electric Power Co. Inc.	155	9,961
American Water Works Co. Inc.	57	4,272
CenterPoint Energy Inc.	143	3,333
CMS Energy Corp.	91	3,842
Consolidated Edison Inc.	97	7,308

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Dominion Resources Inc.	200	14,889
DTE Energy Co.	57	5,329
Duke Energy Corp.	219	17,494
Edison International	103	7,458
Entergy Corp.	57	4,372
Eversource Energy	101	5,456
Exelon Corp.	291	9,696
FirstEnergy Corp.	134	4,431
NextEra Energy Inc.	150	18,309
NiSource Inc.	100	2,422
NRG Energy Inc.	91	1,015
PG&E Corp.	157	9,594
Pinnacle West Capital Corp.	35	2,658
PPL Corp.	212	7,323
Public Service Enterprise Group Inc.	160	6,709
SCANA Corp.	48	3,457
Sempra Energy	80	8,558
Southern Co.	313	16,057
WEC Energy Group Inc.	100	5,987
Xcel Energy Inc.	161	6,611
		195,967
Total Common Stocks (cost $4,709,515)		6,012,699

SHORT TERM INVESTMENTS - 4.8%
Investment Company - 1.0%
JNL Money Market Fund, 0.24% (a) (h)	59,670	59,670

Securities Lending Collateral - 3.6%
Repurchase Agreement with MLP, 0.72% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 09/21/16, due 12/21/16 at $115,209 (q)	115,000	115,000
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	106,162	106,162
		221,162
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.30%, 12/15/16 (o)	$9,960	9,956
Total Short Term Investments (cost $290,786)		290,788
Total Investments - 103.6% (cost $5,000,301)		6,303,487
Other Assets and Liabilities, Net - (3.6%)		(216,471)
Total Net Assets - 100.0%		$6,087,016

JNL/Mellon Capital S&P 400 MidCap Index Fund
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 11.4%
Aaron’s Inc.	90	$2,285
Abercrombie & Fitch Co. - Class A	109	1,736
AMC Networks Inc. - Class A (c)	86	4,443
American Eagle Outfitters Inc. (e)	244	4,363
Ascena Retail Group Inc. (c) (e)	230	1,284
Big Lots Inc. (e)	63	3,027
Brinker International Inc. (e)	79	3,960
Brunswick Corp.	130	6,346
Buffalo Wild Wings Inc. (c)	26	3,682
Cabela’s Inc. - Class A (c)	80	4,377
Cable One Inc.	7	4,235
CalAtlantic Group Inc. (e)	107	3,565
Carter’s Inc.	72	6,259
Cheesecake Factory Inc. (e)	64	3,198
Chico’s FAS Inc.	183	2,180
Churchill Downs Inc.	19	2,831
Cinemark Holdings Inc.	153	5,839
Cracker Barrel Old Country Store Inc. (e)	34	4,528
CST Brands Inc.	108	5,206
Dana Holding Corp.	205	3,194
Deckers Outdoor Corp. (c)	46	2,757
DeVry Education Group Inc. (e)	92	2,128
Dick’s Sporting Goods Inc.	127	7,196
Domino’s Pizza Inc.	70	10,560
Dunkin’ Brands Group Inc. (e)	132	6,890
Fossil Group Inc. (c) (e)	67	1,864
GameStop Corp. - Class A (e)	149	4,100
Gentex Corp.	413	7,261
Graham Holdings Co.	7	3,312
Guess Inc. (e)	102	1,492
Helen of Troy Ltd. (c)	40	3,428
HSN Inc.	52	2,080
International Speedway Corp. - Class A	43	1,441
J.C. Penney Co. Inc. (c) (e)	440	4,057
Jack in the Box Inc.	47	4,483
John Wiley & Sons Inc. - Class A	64	3,299
Kate Spade & Co. (c)	183	3,134
KB Home (e)	114	1,833
Live Nation Inc. (c)	189	5,188
Meredith Corp.	52	2,713
Murphy USA Inc. (c)	53	3,755
New York Times Co. - Class A	174	2,076
NVR Inc. (c)	5	8,565
Office Depot Inc. (c)	793	2,830
Panera Bread Co. - Class A (c)	32	6,252
Polaris Industries Inc. (e)	86	6,656
Pool Corp.	61	5,732
Restoration Hardware Holdings Inc. (c) (e)	60	2,086
Sally Beauty Holdings Inc. (c)	211	5,412
Service Corp. International	279	7,409
Skechers U.S.A. Inc. - Class A (c) (e)	191	4,365
Sotheby’s - Class A (e)	68	2,604
Tempur Sealy International Inc. (c) (e)	73	4,159
Texas Roadhouse Inc.	92	3,577
Thor Industries Inc.	69	5,835
Time Inc.	138	2,003
Toll Brothers Inc. (c)	218	6,499
TRI Pointe Homes Inc. (c)	213	2,801
Tupperware Brands Corp.	72	4,724
Vista Outdoor Inc. (c)	86	3,437
Wendy’s Co.	291	3,144
Williams-Sonoma Inc. (e)	118	6,043
		255,718
CONSUMER STAPLES - 4.1%
Avon Products Inc.	624	3,534
Boston Beer Co. Inc. - Class A (c) (e)	13	1,948
Casey’s General Stores Inc.	56	6,788
Dean Foods Co. (e)	125	2,050
Edgewell Personal Care Co. (c)	85	6,760
Energizer Holdings Inc.	88	4,421
Flowers Foods Inc. (e)	260	3,935
Hain Celestial Group Inc. (c)	148	5,265
Ingredion Inc.	104	13,838
Lancaster Colony Corp.	28	3,676
Post Holdings Inc. (c)	93	7,193
Snyders-Lance Inc.	130	4,354
Sprouts Farmers Market Inc. (c) (e)	199	4,118
Tootsie Roll Industries Inc. (e)	28	1,026
TreeHouse Foods Inc. (c)	82	7,130
United Natural Foods Inc. (c)	72	2,882
WhiteWave Foods Co. - Class A (c)	255	13,895
		92,813

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ENERGY - 3.7%
CONSOL Energy Inc. (e)	253	4,849
Denbury Resources Inc. (e)	546	1,764
Dril-Quip Inc. (c)	54	2,991
Energen Corp.	140	8,077
Ensco Plc - Class A	431	3,660
Gulfport Energy Corp. (c)	179	5,066
HollyFrontier Corp. (e)	255	6,237
Nabors Industries Ltd.	405	4,926
Noble Corp. Plc	335	2,126
Oceaneering International Inc.	140	3,856
Oil States International Inc. (c)	71	2,243
Patterson-UTI Energy Inc.	211	4,724
QEP Resources Inc.	346	6,748
Rowan Cos. Plc - Class A	178	2,693
SM Energy Co.	124	4,792
Superior Energy Services Inc.	217	3,880
Western Refining Inc.	113	2,992
World Fuel Services Corp.	101	4,660
WPX Energy Inc. (c)	497	6,550
		82,834
FINANCIALS - 14.6%
Alleghany Corp. (c)	22	11,680
American Financial Group Inc.	105	7,891
Aspen Insurance Holdings Ltd.	86	4,010
Associated Bancorp	212	4,162
BancorpSouth Inc.	123	2,852
Bank of Hawaii Corp. (e)	61	4,451
Bank of the Ozarks Inc. (e)	130	4,988
Brown & Brown Inc.	165	6,235
Cathay General Bancorp (e)	106	3,260
CBOE Holdings Inc.	117	7,599
Chemical Financial Corp.	100	4,415
CNO Financial Group Inc.	250	3,823
Commerce Bancshares Inc. (e)	120	5,900
Cullen/Frost Bankers Inc. (e)	80	5,736
East West Bancorp Inc.	208	7,626
Eaton Vance Corp.	164	6,387
Endurance Specialty Holdings Ltd.	93	6,060
Everest Re Group Ltd.	60	11,466
FactSet Research Systems Inc.	59	9,496
Federated Investors Inc. - Class B	134	3,975
First American Financial Corp.	158	6,215
First Horizon National Corp.	332	5,054
FNB Corp.	300	3,694
Fulton Financial Corp.	247	3,591
Genworth Financial Inc. - Class A (c)	712	3,532
Hancock Holding Co.	111	3,594
Hanover Insurance Group Inc.	61	4,610
International Bancshares Corp.	90	2,686
Janus Capital Group Inc.	204	2,865
Kemper Corp.	69	2,709
MarketAxess Holdings Inc.	54	8,980
MB Financial Inc.	102	3,881
Mercury General Corp.	52	2,857
MSCI Inc. - Class A	136	11,445
New York Community Bancorp Inc.	702	9,988
Old Republic International Corp.	352	6,202
PacWest Bancorp	174	7,449
Primerica Inc. (e)	66	3,522
PrivateBancorp Inc.	114	5,221
Prosperity Bancshares Inc. (e)	99	5,455
Raymond James Financial Inc.	182	10,578
Reinsurance Group of America Inc.	92	9,966
RenaissanceRe Holdings Ltd.	59	7,139
SEI Investments Co.	195	8,909
Signature Bank (c)	77	9,165
SLM Corp. (c)	612	4,571
Stifel Financial Corp. (c)	95	3,639
SVB Financial Group (c)	75	8,292
Synovus Financial Corp.	177	5,768
TCF Financial Corp.	244	3,547
Trustmark Corp.	94	2,599
Umpqua Holdings Corp.	315	4,739
Valley National Bancorp	363	3,528
Waddell & Reed Financial Inc. - Class A (e)	115	2,082
Washington Federal Inc.	129	3,450
Webster Financial Corp.	131	4,984
WisdomTree Investments Inc. (e)	185	1,899
WR Berkley Corp.	142	8,177
		328,594
HEALTH CARE - 7.9%
Abiomed Inc. (c)	58	7,419
Akorn Inc. (c)	126	3,437
Align Technology Inc. (c)	108	10,166
Allscripts-Misys Healthcare Solutions Inc. (c)	267	3,511
Amsurg Corp. (c)	78	5,257
Bio-Rad Laboratories Inc. - Class A (c)	30	4,839
Bio-Techne Corp.	54	5,890
Catalent Inc. (c)	175	4,533
Charles River Laboratories International Inc. (c)	68	5,685
Community Health Systems Inc. (c) (e)	182	2,100
Halyard Health Inc. (c)	65	2,245
Hill-Rom Holdings Inc.	85	5,281
Idexx Laboratories Inc. (c)	129	14,542
Lifepoint Health Inc. (c)	61	3,612
LivaNova Plc (c)	63	3,795
MEDNAX Inc. (c)	133	8,787
Molina Healthcare Inc. (c)	61	3,550
NuVasive Inc. (c)	65	4,353
Owens & Minor Inc.	89	3,096
PAREXEL International Corp. (c)	76	5,253
Prestige Brands Holdings Inc. (c)	76	3,651
ResMed Inc. (e)	203	13,134
Steris Plc	124	9,077
Teleflex Inc.	63	10,664
Tenet Healthcare Corp. (c)	114	2,576
United Therapeutics Corp. (c)	63	7,399
VCI Inc. (c)	117	8,158
WellCare Health Plans Inc. (c)	64	7,473
West Pharmaceutical Services Inc.	106	7,863
		177,346
INDUSTRIALS - 13.8%
AECOM (c) (e)	222	6,589
AGCO Corp.	97	4,805
AO Smith Corp.	107	10,554
Avis Budget Group Inc. (c)	135	4,635
B/E Aerospace Inc.	147	7,569
Carlisle Cos. Inc.	93	9,553
CEB Inc.	45	2,440
CLARCOR Inc.	70	4,532
Clean Harbors Inc. (c) (e)	75	3,588
Copart Inc. (c)	140	7,517
Crane Co.	71	4,472
Curtiss-Wright Corp.	64	5,838
Deluxe Corp.	70	4,660
Donaldson Co. Inc.	192	7,165
Dycom Industries Inc. (c) (e)	45	3,673
EMCOR Group Inc.	87	5,184
EnerSys Inc.	62	4,296
Esterline Technologies Corp. (c)	42	3,194
FTI Consulting Inc. (c)	60	2,666

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GATX Corp. (e)	57	2,550
Genesee & Wyoming Inc. - Class A (c)	82	5,646
Graco Inc.	80	5,942
Granite Construction Inc.	56	2,795
Herman Miller Inc.	85	2,445
HNI Corp.	64	2,528
Hubbell Inc.	74	7,993
Huntington Ingalls Industries Inc.	67	10,345
IDEX Corp.	110	10,266
ITT Inc.	128	4,592
JetBlue Airways Corp. (c)	467	8,043
Joy Global Inc.	140	3,893
KBR Inc.	204	3,079
Kennametal Inc.	114	3,304
Kirby Corp. (c)	77	4,786
KLX Inc. (c)	73	2,583
Landstar System Inc.	60	4,098
Lennox International Inc.	56	8,856
Lincoln Electric Holdings Inc.	91	5,711
Manpower Inc.	99	7,140
MSA Safety Inc.	44	2,581
MSC Industrial Direct Co. - Class A	64	4,669
Nordson Corp.	77	7,640
NOW Inc. (c) (e)	154	3,291
Old Dominion Freight Line Inc. (c)	100	6,885
Orbital ATK Inc.	84	6,437
Oshkosh Corp.	106	5,935
Regal-Beloit Corp.	64	3,806
Rollins Inc.	137	4,020
Teledyne Technologies Inc. (c) (e)	50	5,350
Terex Corp.	155	3,944
Timken Co.	101	3,538
Toro Co.	158	7,382
Trinity Industries Inc.	218	5,270
Triumph Group Inc.	69	1,915
Valmont Industries Inc.	32	4,355
Wabtec Corp.	130	10,605
Watsco Inc.	37	5,198
Werner Enterprises Inc. (e)	71	1,646
Woodward Governor Co.	79	4,944
		308,936
INFORMATION TECHNOLOGY - 17.5%
3D Systems Corp. (c) (e)	151	2,712
ACI Worldwide Inc. (c)	167	3,244
Acxiom Corp. (c)	111	2,947
Advanced Micro Devices Inc. (c) (e)	1,039	7,181
Ansys Inc. (c)	126	11,639
ARRIS International Plc (c)	275	7,787
Arrow Electronics Inc. (c)	132	8,416
Avnet Inc.	184	7,539
Belden Inc.	60	4,154
Broadridge Financial Solutions Inc.	170	11,553
Brocade Communications Systems Inc.	573	5,292
Cadence Design Systems Inc. (c)	421	10,755
CDK Global Inc.	216	12,409
Ciena Corp. (c)	211	4,594
Cirrus Logic Inc. (c)	82	4,334
Cognex Corp.	123	6,488
CommVault Systems Inc. (c)	59	3,136
Computer Sciences Corp.	202	10,566
comScore Inc. (c)	62	1,893
Convergys Corp. (e)	137	4,171
CoreLogic Inc. (c)	126	4,953
Cree Inc. (c) (e)	144	3,707
Cypress Semiconductor Corp. (e)	459	5,586
Diebold Inc.	105	2,596
DST Systems Inc.	47	5,548
Fair Isaac Corp.	45	5,545
Fortinet Inc. (c)	212	7,815
Gartner Inc. (c)	119	10,531
Ingram Micro Inc. - Class A	216	7,694
Integrated Device Technology Inc. (c)	192	4,436
InterDigital Inc.	49	3,877
Intersil Corp. - Class A	194	4,248
IPG Photonics Corp. (c)	53	4,381
j2 Global Inc. (e)	69	4,573
Jabil Circuit Inc.	276	6,012
Jack Henry & Associates Inc.	113	9,683
Keysight Technologies Inc. (c)	245	7,764
Knowles Corp. (c) (e)	144	2,028
Leidos Holdings Inc.	205	8,868
Lexmark International Inc. - Class A	90	3,577
Manhattan Associates Inc. (c)	103	5,950
MAXIMUS Inc.	93	5,250
Mentor Graphics Corp.	166	4,376
Microsemi Corp. (c)	163	6,851
Monolithic Power Systems Inc.	53	4,287
National Instruments Corp.	151	4,282
NCR Corp. (c)	179	5,748
NetScout Systems Inc. (c)	131	3,846
NeuStar Inc. - Class A (c) (e)	88	2,332
Plantronics Inc.	47	2,442
PTC Inc. (c)	166	7,344
Rackspace Hosting Inc. (c)	153	4,846
Science Applications International Corp.	68	4,685
Silicon Laboratories Inc. (c)	63	3,690
Synaptics Inc. (c)	50	2,913
SYNNEX Corp.	42	4,736
Synopsys Inc. (c)	218	12,941
Tech Data Corp. (c)	50	4,263
Teradyne Inc.	292	6,297
Trimble Navigation Ltd. (c)	359	10,256
Tyler Technologies Inc. (c)	48	8,162
Ultimate Software Group Inc. (c)	42	8,525
VeriFone Systems Inc. (c)	154	2,432
ViaSat Inc. (c) (e)	65	4,841
Vishay Intertechnology Inc. (e)	191	2,695
WebMD Health Corp. (c) (e)	56	2,768
WEX Inc. (c)	55	5,994
Zebra Technologies Corp. - Class A (c)	75	5,253
		392,237
MATERIALS - 7.0%
Allegheny Technologies Inc. (e)	155	2,795
AptarGroup Inc.	91	7,024
Ashland Global Holdings Inc.	89	10,308
Bemis Co. Inc.	137	6,966
Cabot Corp.	89	4,675
Carpenter Technology Corp.	66	2,727
Commercial Metals Co.	163	2,632
Compass Minerals International Inc. (e)	48	3,559
Domtar Corp.	89	3,320
Eagle Materials Inc.	69	5,334
Greif Inc. - Class A	42	2,072
Louisiana-Pacific Corp. (c)	203	3,827
Minerals Technologies Inc.	50	3,519
NewMarket Corp.	13	5,675
Olin Corp.	236	4,846
Packaging Corp. of America	136	11,034
PolyOne Corp.	120	4,063
Reliance Steel & Aluminum Co.	105	7,532
Royal Gold Inc.	94	7,285
RPM International Inc.	192	10,307
Scotts Miracle-Gro Co. - Class A	65	5,396
Sensient Technologies Corp.	64	4,854

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Silgan Holdings Inc.	65	3,305
Sonoco Products Co. (e)	145	7,634
Steel Dynamics Inc.	351	8,780
United States Steel Corp. (e)	241	4,542
Valspar Corp.	105	11,147
Worthington Industries Inc.	63	3,023
		158,181
REAL ESTATE - 11.5%
Alexander & Baldwin Inc. (e)	65	2,509
Alexandria Real Estate Equities Inc.	112	12,220
American Campus Communities Inc.	188	9,565
Camden Property Trust (e)	126	10,548
Care Capital Properties Inc.	120	3,419
Communications Sales & Leasing Inc.	196	6,158
Corporate Office Properties Trust	135	3,840
Corrections Corp. of America	167	2,312
DCT Industrial Trust Inc.	130	6,312
Douglas Emmett Inc.	207	7,577
Duke Realty Corp.	505	13,811
Education Realty Trust Inc.	104	4,506
EPR Properties	92	7,223
Equity One Inc.	132	4,026
First Industrial Realty Trust Inc.	167	4,716
Healthcare Realty Trust Inc. (e)	167	5,692
Highwoods Properties Inc.	142	7,410
Hospitality Properties Trust	237	7,037
Jones Lang LaSalle Inc.	65	7,412
Kilroy Realty Corp.	133	9,214
Lamar Advertising Co.	119	7,800
LaSalle Hotel Properties	162	3,858
Liberty Property Trust	212	8,534
Life Storage Inc.	67	5,951
Mack-Cali Realty Corp.	128	3,487
Medical Properties Trust Inc.	391	5,776
Mid-America Apartment Communities Inc.	109	10,231
National Retail Properties Inc.	212	10,772
Omega Healthcare Investors Inc. (e)	279	9,883
Post Properties Inc.	77	5,060
Potlatch Corp.	65	2,532
Rayonier Inc.	176	4,663
Regency Centers Corp.	151	11,667
Senior Housing Properties Trust	342	7,775
Tanger Factory Outlet Centers Inc.	137	5,353
Taubman Centers Inc.	87	6,480
Urban Edge Properties	131	3,679
Washington Prime Group Inc.	265	3,279
Weingarten Realty Investors	170	6,610
		258,897
TELECOMMUNICATION SERVICES - 0.2%
Telephone & Data Systems Inc.	133	3,614

UTILITIES - 5.4%
Aqua America Inc.	256	7,791
Atmos Energy Corp.	150	11,144
Black Hills Corp. (e)	75	4,580
Great Plains Energy Inc.	282	7,705
Hawaiian Electric Industries Inc.	155	4,618
IDACORP Inc.	73	5,691
MDU Resources Group Inc.	282	7,164
National Fuel Gas Co.	123	6,626
New Jersey Resources Corp.	123	4,047
NorthWestern Corp.	62	3,557
OGE Energy Corp.	288	9,101
ONE Gas Inc.	75	4,619
PNM Resources Inc.	114	3,725
Southwest Gas Corp.	68	4,743
Talen Energy Corp. (c)	121	1,678
UGI Corp.	250	11,293
Vectren Corp.	119	5,997
Westar Energy Inc.	204	11,590
WGL Holdings Inc.	73	4,578
		120,247
Total Common Stocks (cost $1,923,061)		2,179,417

SHORT TERM INVESTMENTS - 7.6%
Investment Company - 2.8%
JNL Money Market Fund, 0.24% (a) (h)	62,813	62,813

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	105,826	105,826

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.30%, 12/15/16 (o)	$2,535	2,534
Total Short Term Investments (cost $171,173)		171,173
Total Investments - 104.7% (cost $2,094,234)		2,350,590
Other Assets and Liabilities, Net - (4.7%)		(106,525)
Total Net Assets - 100.0%		$2,244,065

JNL/Mellon Capital Small Cap Index Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 13.3%
American Axle & Manufacturing Holdings Inc. (c)	231	$3,982
American Public Education Inc. (c)	47	934
Arctic Cat Inc. (e)	41	637
Asbury Automotive Group Inc. (c)	60	3,322
Barnes & Noble Education Inc. (c)	121	1,158
Barnes & Noble Inc.	168	1,903
Belmond Ltd. - Class A (c)	253	3,221
Big 5 Sporting Goods Corp.	54	734
Biglari Holdings Inc. (c) (e)	3	1,341
BJ’s Restaurants Inc. (c)	61	2,183
Blue Nile Inc.	36	1,235
Bob Evans Farms Inc.	59	2,271
Boyd Gaming Corp. (c)	245	4,837
Buckle Inc. (e)	84	2,014
Caleres Inc.	129	3,263
Callaway Golf Co.	284	3,292
Capella Education Co.	34	1,993
Career Education Corp. (c)	201	1,364
Cato Corp. - Class A	77	2,540
Cavco Industries Inc. (c)	26	2,555
Childrens Place Retail Stores Inc.	55	4,397
Chuy’s Holdings Inc. (c)	50	1,390
Cooper-Standard Holding Inc. (c)	52	5,124
Core-Mark Holding Co. Inc. (e)	138	4,952
Crocs Inc. (c)	226	1,872
DineEquity Inc.	51	4,040
Dorman Products Inc. (c)	91	5,825
Drew Industries Inc.	74	7,209
El Pollo Loco Holdings Inc. (c) (e)	63	795
Ethan Allen Interiors Inc.	76	2,371
EW Scripps Co. - Class A (c)	170	2,700
Express Inc. (c)	239	2,824
Fiesta Restaurant Group Inc. (c)	83	1,980
Finish Line Inc. - Class A	124	2,870
Five Below Inc. (c)	164	6,624
Fox Factory Holding Corp. (c)	72	1,646
Francesca’s Holdings Corp. (c)	112	1,723
Fred’s Inc. - Class A	103	936

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FTD Cos. Inc. (c)	52	1,075
G-III Apparel Group Ltd. (c)	126	3,659
Gannett Co. Inc.	350	4,072
Genesco Inc. (c)	62	3,377
Gentherm Inc. (c)	111	3,493
Group 1 Automotive Inc.	60	3,809
Harte-Hanks Inc.	126	204
Haverty Furniture Cos. Inc.	58	1,165
Hibbett Sports Inc. (c) (e)	68	2,712
Iconix Brand Group Inc. (c) (e)	171	1,388
Installed Building Products Inc. (c)	61	2,180
Interval Leisure Group Inc.	319	5,484
iRobot Corp. (c) (e)	81	3,557
Kirkland’s Inc. (c)	42	508
La-Z-Boy Inc.	148	3,632
LGI Homes Inc. (c) (e)	50	1,825
Lithia Motors Inc. - Class A (e)	70	6,696
Lumber Liquidators Holdings Inc. (c) (e)	84	1,651
M/I Homes Inc. (c)	75	1,774
Marcus Corp.	59	1,472
MarineMax Inc. (c)	72	1,510
Marriott Vacations Worldwide Corp.	73	5,331
MDC Holdings Inc.	120	3,088
Meritage Homes Corp. (c)	115	3,975
Monarch Casino & Resort Inc. (c)	33	837
Monro Muffler Brake Inc.	98	5,976
Motorcar Parts of America Inc. (c)	55	1,592
Movado Group Inc.	47	1,003
Nautilus Inc. (c)	92	2,096
NutriSystem Inc. (e)	88	2,600
Oxford Industries Inc.	45	3,046
Papa John’s International Inc.	80	6,296
Perry Ellis International Inc. (c)	37	707
PetMed Express Inc. (e)	60	1,216
Popeyes Louisiana Kitchen Inc. (c)	63	3,365
Red Robin Gourmet Burgers Inc. (c)	39	1,760
Regis Corp. (c)	106	1,326
Rent-A-Center Inc.	161	2,039
Ruby Tuesday Inc. (c)	182	454
Ruth’s Hospitality Group Inc.	92	1,292
Scholastic Corp.	82	3,215
Scientific Games Corp. - Class A (c) (e)	149	1,684
Select Comfort Corp. (c)	139	3,000
Shoe Carnival Inc.	42	1,126
Sonic Automotive Inc. - Class A	81	1,520
Sonic Corp.	142	3,729
Stage Stores Inc. (e)	85	475
Standard Motor Products Inc.	60	2,851
Stein Mart Inc.	91	578
Steven Madden Ltd. (c)	165	5,707
Strayer Education Inc. (c)	31	1,429
Sturm Ruger & Co. Inc. (e)	56	3,251
Superior Industries International Inc.	70	2,045
Tailored Brands Inc.	145	2,283
TopBuild Corp. (c)	116	3,860
Tuesday Morning Corp. (c)	130	779
Unifi Inc. (c)	44	1,284
Universal Electronics Inc. (c)	44	3,285
Universal Technical Institute Inc. (e)	56	99
Vera Bradley Inc. (c)	59	894
Vitamin Shoppe Inc. (c) (e)	72	1,928
VOXX International Corp. - Class A (c)	53	158
WCI Communities Inc. (c)	64	1,529
Winnebago Industries Inc. (e)	79	1,855
Wolverine World Wide Inc.	299	6,890
World Wrestling Entertainment Inc. - Class A (e)	112	2,393
Zumiez Inc. (c) (e)	53	957
		266,103
CONSUMER STAPLES - 3.0%
Andersons Inc.	78	2,831
B&G Foods Inc. (e)	199	9,782
Cal-Maine Foods Inc. (e)	89	3,444
Calavo Growers Inc.	46	2,989
Central Garden & Pet Co. (c) (e)	31	801
Central Garden & Pet Co. - Class A (c)	103	2,543
Darling Ingredients Inc. (c)	495	6,684
Inter Parfums Inc.	52	1,694
J&J Snack Foods Corp.	45	5,394
Medifast Inc.	33	1,240
Sanderson Farms Inc. (e)	60	5,794
Seneca Foods Corp. - Class A (c)	19	529
SpartanNash Co.	114	3,300
SUPERVALU Inc. (c)	791	3,949
Universal Corp.	69	4,021
WD-40 Co.	42	4,777
		59,772
ENERGY - 3.2%
Archrock Inc.	211	2,766
Atwood Oceanics Inc. (e)	176	1,532
Basic Energy Services Inc. (c) (e)	104	86
Bill Barrett Corp. (c) (e)	189	1,051
Bonanza Creek Energy Inc. (c) (e)	108	110
Bristow Group Inc. (e)	96	1,351
CARBO Ceramics Inc. (e)	57	626
Carrizo Oil & Gas Inc. (c)	168	6,805
Cloud Peak Energy Inc. (c) (e)	177	960
Contango Oil & Gas Co. (c)	72	737
Era Group Inc. (c)	62	499
Exterran Corp. (c)	95	1,488
Geospace Technologies Corp. (c) (e)	41	799
Green Plains Inc.	107	2,794
Gulf Island Fabrication Inc.	35	325
Gulfmark Offshore Inc. - Class A (c) (e)	68	114
Helix Energy Solutions Group Inc. (c)	310	2,521
Hornbeck Offshore Services Inc. (c) (e)	94	519
Matrix Service Co. (c)	81	1,512
Newpark Resources Inc. (c)	259	1,906
Northern Oil and Gas Inc. (c) (e)	121	325
PDC Energy Inc. (c)	169	11,300
Pioneer Energy Services Corp. (c)	195	789
Rex Stores Corp. (c) (e)	17	1,425
SEACOR Holdings Inc. (c)	49	2,898
Synergy Resources Corp. (c) (e)	611	4,231
Tesco Corp.	144	1,176
Tetra Technologies Inc. (c)	285	1,743
Tidewater Inc. (e)	137	388
Unit Corp. (c)	156	2,909
US Silica Holdings Inc.	191	8,885
		64,570
FINANCIALS - 16.2%
American Equity Investment Life Holding Co.	266	4,708
Ameris Bancorp (e)	106	3,715
Amerisafe Inc.	58	3,394
Astoria Financial Corp.	274	4,008
Banc of California Inc.	151	2,643
Bank Mutual Corp.	128	980
Banner Corp.	81	3,558
BofI Holding Inc. (c) (e)	175	3,927
Boston Private Financial Holdings Inc.	254	3,264

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Brookline Bancorp Inc.	213	2,595
Calamos Asset Management Inc. - Class A	46	312
Capstead Mortgage Corp.	293	2,763
Cardinal Financial Corp.	97	2,541
Central Pacific Financial Corp.	92	2,318
City Holdings Co.	45	2,259
Columbia Banking System Inc.	175	5,715
Community Bank System Inc. (e)	133	6,419
Customers Bancorp Inc. (c)	77	1,925
CVB Financial Corp.	302	5,320
Dime Community Bancshares Inc.	96	1,617
eHealth Inc. (c)	51	574
Employer Holdings Inc.	96	2,868
Encore Capital Group Inc. (c) (e)	69	1,549
Enova International Inc. (c)	71	687
Evercore Partners Inc. - Class A	116	5,983
EZCorp Inc. - Class A (c)	146	1,612
Financial Engines Inc. (e)	159	4,736
First Bancorp Inc. (c)	341	1,775
First Commonwealth Financial Corp.	269	2,713
First Financial Bancorp	189	4,119
First Financial Bankshares Inc. (e)	198	7,200
First Midwest Bancorp Inc.	247	4,776
First NBC Bank Holding Co. (c)	44	413
FirstCash Inc.	146	6,884
Glacier Bancorp Inc.	228	6,495
Great Western Bancorp Inc.	177	5,887
Green Dot Corp. - Class A (c)	127	2,935
Greenhill & Co. Inc.	81	1,912
Hanmi Financial Corp.	96	2,541
HCI Group Inc.	26	803
Home Bancshares Inc.	373	7,769
Hope Bancorp Inc.	380	6,593
Horace Mann Educators Corp.	121	4,419
Independent Bank Corp. (e)	80	4,333
Infinity Property & Casualty Corp.	34	2,795
Interactive Brokers Group Inc.	203	7,177
INTL FCStone Inc. (c)	45	1,744
Investment Technology Group Inc.	94	1,613
LegacyTexas Financial Group Inc.	125	3,946
LendingTree Inc. (c) (e)	21	2,057
Maiden Holdings Ltd.	186	2,360
Navigators Group Inc.	34	3,247
NBT Bancorp Inc.	131	4,307
Northfield Bancorp Inc.	133	2,135
Northwest Bancshares Inc.	306	4,806
OFG Bancorp	130	1,312
Old National Bancorp	403	5,670
Opus Bank	55	1,932
Oritani Financial Corp.	118	1,848
Pinnacle Financial Partners Inc.	131	7,095
Piper Jaffray Cos. (c)	43	2,054
PRA Group Inc. (c) (e)	140	4,834
ProAssurance Corp.	160	8,382
Provident Financial Services Inc.	182	3,872
RLI Corp.	114	7,794
S&T Bancorp Inc.	106	3,070
Safety Insurance Group Inc.	43	2,924
Selective Insurance Group Inc.	175	6,974
ServisFirst Bancshares Inc.	66	3,408
Simmons First National Corp. - Class A	87	4,333
Southside Bancshares Inc.	73	2,337
Sterling Bancorp	395	6,920
Stewart Information Services Corp.	70	3,091
Texas Capital Bancshares Inc. (c)	137	7,550
Tompkins Financial Corp.	37	2,845
TrustCo Bank Corp.	281	1,991
UMB Financial Corp.	130	7,753
United Bankshares Inc. (e)	202	7,606
United Community Banks Inc.	211	4,442
United Fire Group Inc.	64	2,711
United Insurance Holdings Corp.	53	898
Universal Insurance Holdings Inc.	99	2,493
Virtus Investment Partners Inc. (e)	17	1,685
Walker & Dunlop Inc. (c)	83	2,093
Westamerica Bancorp (e)	77	3,908
Wintrust Financial Corp.	155	8,595
World Acceptance Corp. (c) (e)	19	912
		323,076
HEALTH CARE - 12.3%
Abaxis Inc. (e)	69	3,544
Aceto Corp. (e)	88	1,676
Acorda Therapeutics Inc. (c)	140	2,934
Adeptus Health Inc. (c) (e)	44	1,910
Air Methods Corp. (c) (e)	103	3,242
Albany Molecular Research Inc. (c) (e)	65	1,070
Almost Family Inc. (c)	28	1,012
AMAG Pharmaceuticals Inc. (c) (e)	101	2,478
Amedisys Inc. (c)	84	3,967
AMN Healthcare Services Inc. (c)	146	4,640
Amphastar Pharmaceuticals Inc. (c)	105	1,993
Analogic Corp.	38	3,347
AngioDynamics Inc. (c)	89	1,560
ANI Pharmaceuticals Inc. (c) (e)	23	1,549
Anika Therapeutics Inc. (c)	44	2,089
BioTelemetry Inc. (c)	82	1,520
Cambrex Corp. (c)	97	4,294
Cantel Medical Corp.	110	8,547
Chemed Corp.	48	6,831
Computer Programs & Systems Inc. (e)	32	845
Conmed Corp.	74	2,979
Corvel Corp. (c)	30	1,157
Cross Country Healthcare Inc. (c)	97	1,146
CryoLife Inc.	79	1,384
Cynosure Inc. - Class A (c)	71	3,604
DepoMed Inc. (c) (e) (f)	187	4,663
Diplomat Pharmacy Inc. (c) (e)	128	3,599
Eagle Pharmaceuticals Inc. (c) (e)	24	1,690
Emergent BioSolutions Inc. (c)	105	3,309
Enanta Pharmaceuticals Inc. (c) (e)	40	1,076
Ensign Group Inc.	145	2,914
Haemonetics Corp. (c)	156	5,631
HealthEquity Inc. (c)	131	4,944
HealthStream Inc. (c)	75	2,083
Healthways Inc. (c)	96	2,531
HMS Holdings Corp. (c)	253	5,619
ICU Medical Inc. (c)	44	5,541
Impax Laboratories Inc. (c)	221	5,229
Inogen Inc. (c)	47	2,819
Integer Holdings Corp.	82	1,768
Integra LifeSciences Holdings Corp. (c)	89	7,383
Invacare Corp. (e)	92	1,028
Kindred Healthcare Inc.	261	2,665
Landauer Inc.	30	1,321
Lannett Co. Inc. (c) (e)	87	2,300
LHC Group Inc. (c)	44	1,618
Ligand Pharmaceuticals Inc. (c) (e)	57	5,862
Luminex Corp. (c)	118	2,671
Magellan Health Services Inc. (c)	73	3,941
Masimo Corp. (c)	132	7,880
Medicines Co. (c)	209	7,886
Medidata Solutions Inc. (c)	164	9,149
Meridian Bioscience Inc.	129	2,483
Merit Medical Systems Inc. (c)	132	3,210
MiMedx Group Inc. (c) (e)	309	2,652

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Momenta Pharmaceuticals Inc. (c)	189	2,213
Natus Medical Inc. (c)	99	3,893
Nektar Therapeutics (c)	409	7,028
Neogen Corp. (c)	114	6,363
Omnicell Inc. (c)	110	4,215
PharMerica Corp. (c)	94	2,640
Phibro Animal Health Corp. - Class A	54	1,477
Providence Services Corp. (c)	37	1,786
Quality Systems Inc.	134	1,513
Quorum Health Corp. (c)	89	557
Repligen Corp. (c)	102	3,079
Sciclone Pharmaceuticals Inc. (c)	147	1,502
Select Medical Holdings Corp. (c)	324	4,375
Spectrum Pharmaceuticals Inc. (c)	218	1,018
Supernus Pharmaceuticals Inc. (c)	147	3,647
Surgical Care Affiliates Inc. (c)	83	4,028
SurModics Inc. (c)	39	1,173
US Physical Therapy Inc.	38	2,407
Vascular Solutions Inc. (c)	52	2,501
Zeltiq Aesthetics Inc. (c) (e)	109	4,256
		244,454
INDUSTRIALS - 18.0%
AAON Inc.	120	3,450
AAR Corp.	97	3,032
ABM Industries Inc.	168	6,658
Actuant Corp. - Class A (e)	179	4,169
Aegion Corp. (c)	106	2,017
Aerojet Rocketdyne Holdings Inc. (c)	208	3,652
AeroVironment Inc. (c)	62	1,509
Alamo Group Inc.	28	1,857
Albany International Corp. - Class A	87	3,669
Allegiant Travel Co.	39	5,159
American Woodmark Corp. (c)	42	3,356
Apogee Enterprises Inc.	86	3,846
Applied Industrial Technologies Inc. (e)	118	5,494
ArcBest Corp.	69	1,320
Astec Industries Inc.	57	3,405
Atlas Air Worldwide Holdings Inc. (c)	76	3,245
AZZ Inc.	77	5,052
Barnes Group Inc.	151	6,114
Brady Corp. - Class A	139	4,826
Briggs & Stratton Corp.	130	2,432
Brink’s Co.	135	4,990
CDI Corp.	39	219
Celadon Group Inc.	82	717
Chart Industries Inc. (c)	91	2,975
CIRCOR International Inc.	50	2,968
Comfort Systems USA Inc.	112	3,284
Cubic Corp.	76	3,542
DXP Enterprises Inc. (c)	40	1,116
Echo Global Logistics Inc. (c)	81	1,876
Encore Wire Corp.	62	2,296
Engility Holdings Inc. (c)	52	1,650
EnPro Industries Inc.	64	3,654
ESCO Technologies Inc.	77	3,554
Essendant Inc.	114	2,343
Exponent Inc.	79	4,031
Federal Signal Corp.	177	2,353
Forward Air Corp.	90	3,907
Franklin Electric Co. Inc.	114	4,658
G&K Services Inc. - Class A	59	5,626
General Cable Corp. (e)	151	2,263
Gibraltar Industries Inc. (c)	95	3,543
Greenbrier Cos. Inc. (e)	86	3,038
Griffon Corp.	93	1,574
Harsco Corp.	239	2,374
Hawaiian Holdings Inc. (c)	162	7,851
Healthcare Services Group Inc. (e)	218	8,640
Heartland Express Inc.	128	2,422
Heidrick & Struggles International Inc.	55	1,019
Hillenbrand Inc.	191	6,033
HUB Group Inc. - Class A (c)	101	4,097
Insperity Inc.	57	4,123
Interface Inc.	195	3,252
John Bean Technologies Corp.	88	6,237
Kaman Corp. - Class A	81	3,574
Kelly Services Inc. - Class A	86	1,646
Knight Transportation Inc. (e)	201	5,776
Korn/Ferry International	175	3,665
Lindsay Corp. (e)	31	2,328
Lydall Inc. (c)	51	2,596
Marten Transport Ltd.	68	1,430
Matson Inc.	129	5,136
Matthews International Corp. - Class A	96	5,859
Mercury Systems Inc. (c)	123	3,027
Mobile Mini Inc. (e)	133	4,005
Moog Inc. - Class A (c)	97	5,799
Mueller Industries Inc.	171	5,536
Multi-Color Corp.	40	2,652
MYR Group Inc. (c)	49	1,466
National Presto Industries Inc.	14	1,266
Navigant Consulting Inc. (c)	144	2,908
On Assignment Inc. (c)	147	5,319
Orion Group Holdings Inc. (c)	72	495
Patrick Industries Inc. (c)	43	2,674
PGT Inc. (c)	145	1,551
Powell Industries Inc.	27	1,078
Proto Labs Inc. (c) (e)	74	4,432
Quanex Building Products Corp.	105	1,815
Raven Industries Inc.	111	2,546
Resources Connection Inc.	111	1,655
Roadrunner Transportation Systems Inc. (c)	89	707
RR Donnelley & Sons Co.	630	9,899
Saia Inc. (c)	75	2,234
Simpson Manufacturing Co. Inc.	124	5,467
SkyWest Inc.	157	4,143
SPX Corp.	125	2,508
SPX Flow Technology USA Inc. (c)	127	3,936
Standex International Corp.	38	3,568
Taser International Inc. (c) (e)	156	4,460
Team Inc. (c)	89	2,922
Tennant Co.	53	3,467
Tetra Tech Inc.	172	6,088
Titan International Inc.	133	1,348
Trex Co. Inc. (c)	88	5,145
TrueBlue Inc. (c)	130	2,943
UniFirst Corp.	46	6,102
Universal Forest Products Inc.	61	6,013
US Ecology Inc.	66	2,980
Veritiv Corp. (c)	25	1,236
Viad Corp.	62	2,289
Vicor Corp. (c)	47	542
Wabash National Corp. (c) (e)	191	2,726
WageWorks Inc. (c)	109	6,666
Watts Water Technologies Inc. - Class A (e)	84	5,442
		359,552
INFORMATION TECHNOLOGY - 16.2%
8x8 Inc. (c)	269	4,147
ADTRAN Inc.	148	2,832
Advanced Energy Industries Inc. (c)	119	5,607
Agilysys Inc. (c)	40	446
Anixter International Inc. (c)	85	5,489
Badger Meter Inc.	88	2,958
Bel Fuse Inc. - Class B	25	594

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Benchmark Electronics Inc. (c)	148	3,700
Black Box Corp.	43	598
Blackbaud Inc.	142	9,441
Blucora Inc. (c)	115	1,290
Bottomline Technologies Inc. (c)	112	2,609
Brooks Automation Inc.	205	2,789
Cabot Microelectronics Corp.	74	3,889
CACI International Inc. - Class A (c)	73	7,413
CalAmp Corp. (c)	107	1,490
Cardtronics Plc - Class A (e)	137	6,103
Ceva Inc. (c)	63	2,213
Ciber Inc. (c)	189	217
Coherent Inc. (c)	73	8,047
Cohu Inc.	73	856
Comtech Telecommunications Corp.	68	872
Cray Inc. (c)	124	2,926
CSG Systems International Inc.	98	4,033
CTS Corp.	98	1,815
Daktronics Inc.	124	1,179
DHI Group Inc. (c)	148	1,167
Digi International Inc. (c)	78	887
Diodes Inc. (c)	116	2,470
DSP Group Inc. (c)	68	822
DTS Inc. (c)	53	2,250
Ebix Inc. (e)	68	3,857
Electro Scientific Industries Inc. (c)	92	518
Electronics for Imaging Inc. (c)	140	6,835
EPIQ Systems Inc.	99	1,633
ePlus Inc. (c)	19	1,828
Exar Corp. (c)	126	1,176
ExlService Holdings Inc. (c)	101	5,029
Fabrinet (c)	110	4,904
FARO Technologies Inc. (c)	50	1,800
Forrester Research Inc.	29	1,146
Harmonic Inc. (c)	245	1,452
II-VI Inc. (c)	162	3,949
Insight Enterprises Inc. (c)	106	3,461
Interactive Intelligence Group (c) (e)	54	3,222
Itron Inc. (c)	101	5,622
Ixia (c)	187	2,332
Kopin Corp. (c)	166	362
Kulicke & Soffa Industries Inc. (c)	216	2,788
Liquidity Services Inc. (c)	69	772
Littelfuse Inc.	67	8,658
LivePerson Inc. (c)	155	1,307
LogMeIn Inc. (c)	76	6,841
Lumentum Holdings Inc. (c)	166	6,914
Mantech International Corp. - Class A	74	2,804
Methode Electronics Inc.	112	3,900
MicroStrategy Inc. - Class A (c)	29	4,779
MKS Instruments Inc.	160	7,973
Monotype Imaging Holdings Inc.	125	2,756
Monster Worldwide Inc. (c)	258	930
MTS Systems Corp.	50	2,297
Nanometrics Inc. (c)	74	1,645
NetGear Inc. (c)	99	6,007
NIC Inc.	189	4,434
OSI Systems Inc. (c)	54	3,508
Park Electrochemical Corp.	55	957
Perficient Inc. (c)	110	2,207
Plexus Corp. (c) (e)	100	4,666
Power Integrations Inc.	88	5,524
Progress Software Corp. (c)	145	3,956
Qualys Inc. (c)	87	3,337
QuinStreet Inc. (c)	94	285
Rambus Inc. (c)	334	4,180
Rofin-Sinar Technologies Inc. (c)	86	2,764
Rogers Corp. (c)	55	3,335
Rudolph Technologies Inc. (c)	95	1,688
Sanmina Corp. (c)	221	6,289
ScanSource Inc. (c)	78	2,839
Semtech Corp. (c)	196	5,430
Shutterstock Inc. (c)	57	3,655
SPS Commerce Inc. (c)	51	3,730
Stamps.com Inc. (c) (e)	48	4,527
Super Micro Computer Inc. (c)	113	2,649
Sykes Enterprises Inc. (c)	121	3,395
Synchronoss Technologies Inc. (c)	125	5,162
Take-Two Interactive Software Inc. (c)	259	11,693
Tangoe Inc. (c)	74	607
TeleTech Holdings Inc.	47	1,360
Tessera Technologies Inc.	145	5,577
TiVo Corp.	369	7,195
TTM Technologies Inc. (c)	214	2,451
Ultratech Inc. (c)	71	1,647
VASCO Data Security International Inc. (c)	89	1,565
Veeco Instruments Inc. (c)	121	2,383
Viavi Solutions Inc. (c)	693	5,124
Virtusa Corp. (c)	81	2,011
XO Group Inc. (c)	74	1,435
		322,211
MATERIALS - 5.7%
A. Schulman Inc.	87	2,540
AK Steel Holding Corp. (c) (e)	726	3,506
American Vanguard Corp.	75	1,204
Balchem Corp.	95	7,331
Boise Cascade Co. (c)	116	2,945
Calgon Carbon Corp.	151	2,293
Century Aluminum Co. (c)	145	1,008
Chemours Co.	546	8,729
Clearwater Paper Corp. (c)	51	3,287
Deltic Timber Corp. (e)	32	2,194
Flotek Industries Inc. (c) (e)	154	2,240
FutureFuel Corp.	71	796
Hawkins Inc.	30	1,280
Haynes International Inc.	38	1,411
HB Fuller Co.	150	6,988
Headwaters Inc. (c)	224	3,785
Ingevity Corp. (c)	126	5,811
Innophos Holdings Inc.	58	2,248
Innospec Inc.	72	4,353
Intrepid Potash Inc. (c)	149	169
Kaiser Aluminum Corp.	54	4,692
KapStone Paper and Packaging Corp.	262	4,963
Koppers Holdings Inc. (c)	62	1,994
Kraton Performance Polymers Inc. (c)	94	3,297
LSB Industries Inc. (c) (e)	61	523
Materion Corp.	60	1,853
Myers Industries Inc.	68	884
Neenah Paper Inc.	50	3,981
Olympic Steel Inc.	28	622
P.H. Glatfelter Co.	131	2,847
Quaker Chemical Corp.	40	4,238
Rayonier Advanced Materials Inc. (e)	130	1,734
Schweitzer-Mauduit International Inc.	92	3,532
Stepan Co.	59	4,302
Stillwater Mining Co. (c) (e)	368	4,917
SunCoke Energy Inc.	192	1,536
TimkenSteel Corp. (e)	111	1,165
Tredegar Corp.	77	1,426
US Concrete Inc. (c) (e)	42	1,942
		114,566
REAL ESTATE - 6.8%
Acadia Realty Trust	239	8,673

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Agree Realty Corp.	70	3,453
American Assets Trust Inc.	120	5,193
CareTrust REIT Inc.	174	2,571
Cedar Shopping Centers Inc.	226	1,626
Chesapeake Lodging Trust	183	4,187
Coresite Realty Corp. (e)	102	7,546
Cousins Properties Inc.	628	6,561
DiamondRock Hospitality Co.	600	5,460
EastGroup Properties Inc.	100	7,320
Forestar Group Inc. (c) (e)	82	959
Four Corners Property Trust Inc.	182	3,890
Franklin Street Properties Corp. (e)	323	4,072
Geo Group Inc. (e)	225	5,342
Getty Realty Corp.	80	1,905
Government Properties Income Trust	216	4,887
HFF Inc. - Class A	105	2,898
Kite Realty Group Trust	251	6,945
Lexington Realty Trust	638	6,570
LTC Properties Inc.	117	6,095
Parkway Properties Inc.	247	4,195
Pennsylvania REIT	207	4,779
PS Business Parks Inc.	58	6,623
RE/MAX Holdings Inc. - Class A	54	2,365
Retail Opportunity Investments Corp.	326	7,152
Sabra Healthcare REIT Inc.	196	4,925
Saul Centers Inc.	35	2,330
Summit Hotel Properties Inc.	262	3,450
Universal Health Realty Income Trust	37	2,334
Urstadt Biddle Properties Inc. - Class A	89	1,972
		136,278
TELECOMMUNICATION SERVICES - 1.0%
ATN International Inc.	32	2,074
Cincinnati Bell Inc. (c)	625	2,551
Cogent Communications Holdings Inc. (e)	122	4,503
Consolidated Communications Holdings Inc. (e)	152	3,834
General Communication Inc. - Class A (c)	83	1,146
Inteliquent Inc.	102	1,649
Iridium Communications Inc. (c) (e)	237	1,925
Leap Wireless International Inc. (c) (f)	61	154
Lumos Networks Corp. (c)	68	947
Spok Holdings Inc.	61	1,088
		19,871
UTILITIES - 3.4%
Allete Inc.	149	8,891
American States Water Co.	109	4,366
Avista Corp.	191	7,969
California Water Service Group	143	4,593
El Paso Electric Co.	123	5,735
Northwest Natural Gas Co.	84	5,026
Piedmont Natural Gas Co. Inc.	243	14,620
South Jersey Industries Inc.	239	7,059
Spire Inc.	137	8,711
		66,970
Total Common Stocks (cost $1,712,559)		1,977,423

RIGHTS - 0.0%
Trius Therapeutics Inc. (c) (f)	8	—
Total Rights (cost $0)		—

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (e) (f)	19	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 7.9%
Investment Company - 0.7%
JNL Money Market Fund, 0.24% (a) (h)	14,725	14,725

Securities Lending Collateral - 7.1%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	140,645	140,645

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.30%, 12/15/16 (o)	$1,255	1,255
Total Short Term Investments (cost $156,624)		156,625
Total Investments - 107.0% (cost $1,869,183)		2,134,048
Other Assets and Liabilities, Net - (7.0%)		(139,497)
Total Net Assets - 100.0%		$1,994,551

JNL/Mellon Capital International Index Fund
COMMON STOCKS - 97.3%
AUSTRALIA - 7.2%
AGL Energy Ltd.	117	$1,711
Alumina Ltd. (e)	442	497
Amcor Ltd. (e)	202	2,357
AMP Ltd.	537	2,183
APA Group	199	1,304
Aristocrat Leisure Ltd.	95	1,158
ASX Ltd.	35	1,306
Aurizon Holdings Ltd.	374	1,352
AusNet Services (e)	350	441
Australia & New Zealand Banking Group Ltd.	524	11,156
Bank of Queensland Ltd.	68	593
Bendigo and Adelaide Bank Ltd.	85	708
BHP Billiton Ltd.	577	9,990
Boral Ltd. (e)	122	635
Brambles Ltd.	286	2,640
Caltex Australia Ltd.	48	1,273
Challenger Financial Services Group Ltd.	94	738
CIMIC Group Ltd.	18	403
Coca-Cola Amatil Ltd. (e)	100	788
Cochlear Ltd. (e)	10	1,085
Commonwealth Bank of Australia (e)	308	17,155
Computershare Ltd.	84	666
Crown Resorts Ltd.	67	679
CSL Ltd.	82	6,712
Dexus Property Group	176	1,238
Domino’s Pizza Enterprises Ltd.	11	581
DUET Group	447	860
Flight Centre Travel Group Ltd. (e)	10	292
Fortescue Metals Group Ltd. (e)	269	1,028
Goodman Group	308	1,727
GPT Group	310	1,208
Harvey Norman Holdings Ltd.	85	341
Healthscope Ltd.	309	729
Incitec Pivot Ltd. (e)	310	673
Insurance Australia Group Ltd.	449	1,889
James Hardie Industries SE - CDI (e)	83	1,297
Lend Lease Corp. Ltd. (e)	100	1,086
Macquarie Group Ltd.	55	3,493
Medibank Private Ltd.	490	934
Mirvac Group	627	1,082
National Australia Bank Ltd. (e)	475	10,209
Newcrest Mining Ltd. (c) (e)	138	2,329
Oil Search Ltd.	236	1,301
Orica Ltd.	61	719
Origin Energy Ltd.	320	1,349
Platinum Asset Management Ltd. (e)	39	153

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Qantas Airways Ltd.	113	272
QBE Insurance Group Ltd. (e)	239	1,714
Ramsay Health Care Ltd. (e)	25	1,530
REA Group Ltd.	9	373
Rio Tinto Ltd.	77	3,073
Santos Ltd.	297	836
Scentre Group	937	3,382
Seek Ltd.	58	695
Sonic Health Care Ltd.	71	1,200
South32 Ltd. (c) (e)	968	1,804
Stockland	431	1,578
Suncorp Group Ltd.	233	2,176
Sydney Airport	194	1,038
Tabcorp Holdings Ltd.	142	542
Tatts Group Ltd.	275	773
Telstra Corp. Ltd.	772	3,078
TPG Telecom Ltd.	63	419
Transurban Group	358	3,125
Treasury Wine Estates Ltd.	138	1,173
Vicinity Centres	581	1,417
Vocus Communications Ltd.	85	406
Wesfarmers Ltd. (e)	202	6,862
Westfield Corp. (e)	359	2,688
Westpac Banking Corp. (e)	599	13,617
Woodside Petroleum Ltd.	137	3,034
Woolworths Ltd.	230	4,122
		162,975
AUSTRIA - 0.2%
Andritz AG	14	748
Erste Group Bank AG	55	1,619
OMV AG	27	787
Raiffeisen International Bank Holding AG (c)	20	308
Voestalpine AG	21	714
		4,176
BELGIUM - 1.3%
Ageas SA/NV	37	1,350
Anheuser-Busch InBev NV	144	18,966
Colruyt SA (e)	11	629
Groupe Bruxelles Lambert SA	15	1,301
KBC Groep NV	44	2,572
Proximus SA	27	812
Solvay SA	13	1,539
Telenet Group Holding NV (c)	11	549
UCB SA	22	1,699
Umicore	18	1,128
		30,545
CHINA - 0.2%
Cheung Kong Property Holdings Ltd.	493	3,626

DENMARK - 1.7%
A P Moller - Maersk A/S - Class A	1	947
A P Moller - Maersk A/S - Class B	1	1,736
Carlsberg A/S - Class B	19	1,846
Chr. Hansen Holding A/S	17	1,042
Coloplast A/S - Class B	22	1,725
Danske Bank A/S	124	3,634
DSV A/S	34	1,715
Genmab A/S (c)	10	1,777
ISS A/S	31	1,267
Novo Nordisk A/S - Class B	342	14,274
Novozymes A/S - Class B	41	1,795
Pandora A/S	20	2,470
TDC A/S	147	868
Tryg A/S	18	366
Vestas Wind Systems A/S	41	3,362
William Demant Holding A/S (c)	23	460
		39,284
FINLAND - 1.0%
Elisa Oyj	24	887
Fortum Oyj	77	1,239
Kone Oyj - Class B (e)	59	3,005
Metso Oyj	19	555
Neste Oil Oyj	25	1,054
Nokia Oyj	1,049	6,081
Nokian Renkaat Oyj	20	736
Orion Oyj - Class B	17	668
Sampo Oyj - Class A	79	3,494
Stora Enso Oyj - Class R (e)	93	822
UPM-Kymmene Oyj	93	1,955
Wartsila Oyj Abp	26	1,181
		21,677
FRANCE - 9.0%
Accor SA	33	1,304
Aeroports de Paris	5	545
Air Liquide	69	7,373
Alstom SA (c)	28	745
Arkema SA	12	1,150
Atos SE	16	1,758
AXA SA	349	7,422
BNP Paribas SA	190	9,784
Bollore SA (e)	155	538
Bouygues SA	39	1,289
Bureau Veritas SA	45	971
Cap Gemini SA	30	2,913
Carrefour SA	101	2,618
Casino Guichard Perrachon SA	10	481
Christian Dior SE	10	1,821
Cie de Saint-Gobain	89	3,858
Cie Generale d’Optique Essilor International SA	37	4,775
CNP Assurances SA	35	592
Compagnie Generale des Etablissements Michelin	33	3,633
Credit Agricole SA	196	1,932
Danone SA	106	7,873
Dassault Systemes SA	23	2,019
Edenred	36	845
Eiffage SA	10	777
Electricite de France SA (e)	44	540
Engie SA (e)	263	4,080
Eurazeo	8	466
Eutelsat Communications Group SA	30	619
Fonciere Des Regions (e)	6	529
Gecina SA	7	1,180
Groupe Eurotunnel SE	80	869
Hermes International SCA	5	1,879
Icade SA	7	541
Iliad SA	5	1,048
Imerys SA	7	481
Ingenico	9	825
JC Decaux SA	15	486
Kering SA	14	2,782
Klepierre	38	1,755
L’Oreal SA	45	8,599
Lagardere SCA	24	604
Legrand SA	48	2,859
LVMH Moet Hennessy Louis Vuitton SE	50	8,541
Natixis	159	743
Orange SA	357	5,598
Pernod-Ricard SA	38	4,528
Peugeot SA (c)	83	1,274

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Publicis Groupe SA	34	2,596
Remy Cointreau SA	4	342
Renault SA	34	2,780
Rexel SA	52	802
Safran SA	56	4,052
Sanofi SA	208	15,802
Schneider Electric SE	101	6,992
SCOR SE	30	931
SFR Group SA	22	636
Societe BIC SA	6	816
Societe Generale SA	138	4,776
Sodexo SA	16	1,961
Suez Environment Co.	55	909
Technip SA (e)	19	1,147
Thales SA	18	1,693
Total SA (e)	400	19,029
Unibail-Rodamco SE	18	4,807
Valeo SA	42	2,431
Veolia Environnement	79	1,809
Vinci SA	91	6,951
Vivendi SA	210	4,229
Wendel SA	5	551
Zodiac Aerospace	36	866
		204,750
GERMANY - 8.2%
Adidas AG	34	5,889
Allianz SE	82	12,188
Axel Springer SE	8	403
BASF SE	165	14,111
Bayer AG	148	14,897
Bayerische Motoren Werke AG	60	5,015
Beiersdorf AG	19	1,778
Brenntag AG	27	1,460
Commerzbank AG	184	1,187
Continental AG	20	4,174
Covestro AG	12	733
Daimler AG	173	12,187
Deutsche Bank AG (c)	243	3,165
Deutsche Boerse AG	34	2,750
Deutsche Lufthansa AG	40	445
Deutsche Post AG	174	5,463
Deutsche Telekom AG	579	9,727
Deutsche Wohnen AG	59	2,142
E.ON SE	352	2,502
Evonik Industries AG	30	1,011
Fraport AG Frankfurt Airport Services Worldwide	7	377
Fresenius Medical Care AG & Co. KGaA	39	3,370
Fresenius SE	74	5,883
GEA Group AG	32	1,758
Hannover Rueck SE	11	1,227
HeidelbergCement AG	26	2,423
Henkel AG & Co. KGaA	18	2,123
Hochtief AG	4	513
Hugo Boss AG	12	669
Infineon Technologies AG	204	3,638
K+S AG (e)	36	686
Lanxess AG	17	1,057
Linde AG	33	5,675
Man SE	7	702
Merck KGaA	23	2,522
Metro AG (e)	32	967
Muenchener Rueckversicherungs AG	29	5,492
OSRAM Licht AG	15	879
ProSiebenSat.1 Media SE	38	1,636
RTL Group SA	7	541
RWE AG (c)	87	1,502
SAP SE	176	16,123
Siemens AG	137	16,090
Symrise AG	23	1,663
Telefonica Deutschland Holding AG	138	555
ThyssenKrupp AG	66	1,582
United Internet AG	21	928
Volkswagen AG	6	872
Vonovia SE	85	3,213
Zalando SE (c)	14	602
		186,495
HONG KONG - 3.2%
AIA Group Ltd.	2,162	14,538
ASM Pacific Technology Ltd. (e)	44	360
Bank of East Asia Ltd. (e)	217	884
BOC Hong Kong Holdings Ltd. (e)	648	2,204
Cathay Pacific Airways Ltd. (e)	229	320
Cheung Kong Infrastructure Holdings Ltd.	123	1,061
CK Hutchison Holdings Ltd.	486	6,211
CLP Holdings Ltd.	288	2,987
First Pacific Co. Ltd.	410	293
Galaxy Entertainment Group Ltd.	421	1,601
Hang Lung Properties Ltd.	437	991
Hang Seng Bank Ltd.	134	2,407
Henderson Land Development Co. Ltd. (e)	203	1,213
HK Electric Investments Ltd. (e)	443	434
HKT Trust	504	710
Hong Kong & China Gas Co. Ltd.	1,339	2,543
Hong Kong Exchanges & Clearing Ltd.	208	5,507
Hongkong Electric Holdings Ltd.	244	2,383
Hongkong Land Holdings Ltd.	211	1,506
Hysan Development Co. Ltd. (e)	110	518
Jardine Matheson Holdings Ltd.	45	2,725
Kerry Properties Ltd.	109	356
Li & Fung Ltd. (e)	1,012	521
Link REIT	409	3,016
Melco Crown Entertainment Ltd. - ADR (e)	34	548
MGM China Holdings Ltd.	175	306
MTR Corp.	269	1,487
New World Development Ltd.	1,015	1,331
NWS Holdings Ltd. (e)	299	501
PCCW Ltd.	772	476
Shangri-La Asia Ltd.	194	213
Sino Land Co.	583	1,039
SJM Holdings Ltd. (e)	328	243
Sun Hung Kai Properties Ltd.	261	3,968
Swire Pacific Ltd. - Class A	93	1,007
Swire Properties Ltd.	199	586
Techtronic Industries Co.	236	925
WH Group Ltd. (e)	1,028	831
Wharf Holdings Ltd.	237	1,742
Wheelock & Co. Ltd.	151	897
Yue Yuen Industrial Holdings Ltd.	124	512
		71,901
IRELAND - 0.4%
Anglo Irish Bank Corp. Plc (c) (f)	34	—
CRH Plc	149	4,956
Kerry Group Plc - Class A	28	2,304
Paddy Power Betfair Plc	14	1,566
Ryanair Holdings Plc (c)	2	24
The Governor & Co. of the Bank of Ireland (c)	5,007	1,047
		9,897
ISRAEL - 0.7%
Azrieli Group	6	281
Bank Hapoalim BM	182	1,036
Bank Leumi Le-Israel BM (c)	247	938

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Bezeq Israeli Telecommunication Corp. Ltd.	343	648
Check Point Software Technologies Ltd. (c) (e)	24	1,830
Israel Chemicals Ltd. (e)	100	390
Mizrahi Tefahot Bank Ltd. (e)	21	264
Mobileye NV (c) (e)	31	1,339
NICE Ltd.	12	771
Teva Pharmaceutical Industries Ltd.	164	7,610
		15,107
ITALY - 1.8%
Assicurazioni Generali SpA	213	2,600
Atlantia SpA	72	1,837
CNH Industrial NV	186	1,332
Enel SpA	1,371	6,110
ENI SpA	457	6,588
Exor SpA	19	775
Ferrari NV	22	1,154
Intesa Sanpaolo SpA	2,283	5,068
Leonardo-Finmeccanica SpA (c)	76	859
Luxottica Group SpA	31	1,497
Mediobanca SpA	100	649
Poste Italiane SpA	91	626
Prysmian SpA	35	905
Saipem SpA (c)	1,085	459
Snam Rete Gas SpA	448	2,482
Telecom Italia SpA (c)	1,761	1,463
Tenaris SA	82	1,168
Terna Rete Elettrica Nazionale SpA	262	1,350
UniCredit SpA	950	2,214
Unione di Banche Italiane SCPA	170	393
UnipolSai SpA	202	328
		39,857
JAPAN - 23.5%
ABC-Mart Inc.	6	415
Acom Co. Ltd. (c) (e)	83	391
AEON Co. Ltd.	114	1,681
AEON Credit Service Co. Ltd. (e)	19	337
AEON Mall Co. Ltd.	20	318
Air Water Inc.	30	567
Aisin Seiki Co. Ltd.	35	1,594
Ajinomoto Co. Inc.	97	2,158
Alfresa Holdings Corp.	33	703
Alps Electric Co. Ltd. (e)	35	852
Amada Holdings Co. NPV	65	676
ANA Holdings Inc. (e)	214	581
Aozora Bank Ltd. (e)	212	729
Asahi Breweries Ltd.	70	2,550
Asahi Glass Co. Ltd.	184	1,190
Asahi Kasei Corp.	229	1,825
Ashikaga Holdings Co. Ltd.	126	453
Asics Corp. (e)	29	588
Astellas Pharma Inc.	379	5,927
Bandai Namco Holdings Inc.	37	1,120
Bank of Kyoto Ltd. (e)	61	447
Benesse Corp. (e)	13	332
Bridgestone Corp.	117	4,318
Brother Industries Ltd.	43	747
Calbee Inc. (e)	14	515
Canon Inc.	192	5,572
Casio Computer Co. Ltd. (e)	43	595
Central Japan Railway Co.	26	4,451
China Bank Ltd. (e)	127	721
Chubu Electric Power Co. Inc.	115	1,673
Chugai Pharmaceutical Co. Ltd.	41	1,485
Chugoku Bank Ltd. (e)	26	317
Chugoku Electric Power Co. Inc. (e)	51	643
Concordia Financial Group Ltd.	224	977
Credit Saison Co. Ltd.	28	465
CYBERDYNE Inc. (c) (e)	18	279
Dai Nippon Printing Co. Ltd.	93	912
Dai-Ichi Life Insurance Co. Ltd.	195	2,673
Daicel Chemical Industries Ltd.	52	652
Daiichi Sankyo Co. Ltd. (e)	106	2,539
Daikin Industries Ltd.	42	3,938
Dainippon Sumitomo Pharma Co. Ltd. (e)	28	537
Daito Trust Construction Co. Ltd.	13	1,999
Daiwa House Industry Co. Ltd.	100	2,731
Daiwa House REIT Investment Corp.	—	709
Daiwa Securities Group Inc.	288	1,622
Denso Corp.	88	3,496
Dentsu Inc.	38	1,914
Don Quijote Holdings Co. Ltd.	20	726
East Japan Railway Co.	60	5,415
Eisai Co. Ltd.	44	2,764
Electric Power Development Co. Ltd.	28	673
FamilyMart Co. Ltd. (e)	15	975
Fanuc Ltd.	35	5,946
Fast Retailing Co. Ltd.	10	3,091
Fuji Electric Holdings Co. Ltd.	88	404
Fuji Heavy Industries Ltd.	110	4,136
FUJIFILM Holdings Corp.	77	2,849
Fujitsu Ltd.	322	1,733
Fukuoka Financial Group Inc. (e)	154	640
GungHo Online Entertainment Inc. (e)	60	148
Hachijuni Bank Ltd.	71	372
Hakuhodo DY Holdings Inc. (e)	39	455
Hamamatsu Photonics KK (e)	25	775
Hankyu Hanshin Holdings Inc.	43	1,490
Hikari Tsushin Inc.	4	381
Hino Motors Ltd. (e)	44	470
Hirose Electric Co. Ltd.	5	704
Hiroshima Bank Ltd. (e)	97	402
Hisamitsu Pharmaceutical Co. Inc.	10	551
Hitachi Chemical Co. Ltd.	16	369
Hitachi Construction Machinery Co. Ltd. (e)	23	467
Hitachi High-Technologies Corp.	13	524
Hitachi Ltd.	870	4,077
Hitachi Metals Ltd.	41	504
Hokuriku Electric Power Co. (e)	35	424
Honda Motor Co. Ltd.	293	8,447
Hoshizaki Corp.	9	849
Hoya Corp.	73	2,937
Hulic Co. Ltd.	56	569
Idemitsu Kosan Co. Ltd.	16	341
IHI Corp. (e)	247	718
Iida Group Holdings Co. Ltd.	28	557
INPEX Corp.	165	1,498
Isetan Mitsukoshi Holdings Ltd.	55	538
Isuzu Motors Ltd. (e)	108	1,271
ITOCHU Corp. (e)	263	3,314
Iyo Bank Ltd. (e)	40	242
J. Front Retailing Co. Ltd.	43	558
Japan Airlines Co. Ltd.	21	629
Japan Airport Terminal Co. Ltd. (e)	7	283
Japan Exchange Group Inc.	98	1,535
Japan Post Bank Co. Ltd.	75	896
Japan Post Holdings Co. Ltd.	84	1,053
Japan Prime Realty Investment Corp.	—	673
Japan Real Estate Investment Corp.	—	1,459
Japan Retail Fund Investment Corp.	—	1,174
Japan Tobacco Inc.	198	8,089
JFE Holdings Inc. (e)	95	1,388
JGC Corp.	36	627
JSR Corp. (e)	34	534
JTEKT Corp.	42	628

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JX Holdings Inc. (e)	366	1,483
Kajima Corp.	156	1,092
Kakaku.com Inc. (e)	23	413
Kamigumi Co. Ltd.	38	332
Kaneka Corp.	58	459
Kansai Electric Power Co. Inc. (c)	128	1,164
Kansai Paint Co. Ltd. (e)	42	921
Kao Corp.	91	5,128
Kawasaki Heavy Industries Ltd.	262	812
KDDI Corp. (e)	332	10,295
Keihan Holdings Co. Ltd. (e)	88	615
Keihin Electric Express Railway Co. Ltd. (e)	79	824
Keio Corp. (e)	102	892
Keisei Electric Railway Co. Ltd. (e)	25	625
Keyence Corp.	8	5,974
Kikkoman Corp. (e)	26	833
Kintetsu Group Holdings Co. Ltd.	313	1,314
Kirin Holdings Co. Ltd.	149	2,473
Kobe Steel Ltd.	62	563
Koito Manufacturing Co. Ltd.	21	1,003
Komatsu Ltd.	166	3,817
Konami Holdings Corp. (e)	18	676
Konica Minolta Holdings Inc. (e)	83	703
Kose Corp.	5	543
Kubota Corp.	186	2,808
Kuraray Co. Ltd.	59	880
Kurita Water Industries Ltd.	16	378
Kyocera Corp.	56	2,705
Kyowa Hakko Kirin Co. Ltd.	48	752
Kyushu Electric Power Co. Inc. (e)	80	751
Kyushu Financial Group Inc. (e)	64	436
Lawson Inc.	11	885
LIXIL Group Corp.	49	1,056
M3 Inc.	33	1,140
Mabuchi Motor Co. Ltd.	8	433
Makita Corp. (e)	21	1,482
Marubeni Corp. (e)	295	1,514
Marui Group Co. Ltd. (e)	38	501
Maruichi Steel Tube Ltd. (e)	11	370
Mazda Motor Corp.	103	1,582
McDonald’s Holdings Co. Japan Ltd.	14	404
Medipal Holdings Corp.	28	485
MEIJI Holdings Co. Ltd.	20	1,977
Minebea Co. Ltd. (e)	65	615
Miraca Holdings Inc.	11	554
Mitsubishi Chemical Holdings Corp.	256	1,603
Mitsubishi Corp.	272	6,192
Mitsubishi Electric Corp.	348	4,460
Mitsubishi Estate Co. Ltd.	225	4,221
Mitsubishi Gas Chemical Co. Inc.	36	515
Mitsubishi Heavy Industries Ltd.	565	2,363
Mitsubishi Logistics Corp. (e)	20	289
Mitsubishi Materials Corp.	20	542
Mitsubishi Motors Corp.	125	584
Mitsubishi Tanabe Pharma Corp.	42	891
Mitsubishi UFJ Financial Group Inc.	2,288	11,593
Mitsubishi UFJ Lease & Finance Co. Ltd.	68	311
Mitsui & Co. Ltd. (e)	307	4,260
Mitsui Chemicals Inc.	167	794
Mitsui Fudosan Co. Ltd.	157	3,340
Mitsui OSK Lines Ltd. (e)	230	535
Mixi Inc. (e)	9	333
Mizuho Financial Group Inc. (e)	4,260	7,181
MS&AD Insurance Group Holdings	89	2,475
Murata Manufacturing Co. Ltd.	35	4,503
Nabtesco Corp.	20	578
Nagoya Railroad Co. Ltd. (e)	169	920
NEC Corp.	472	1,217
Nexon Co. Ltd.	28	434
NGK Insulators Ltd.	45	935
NGK Spark Plug Co. Ltd. (e)	32	565
NH Foods Ltd.	29	701
NHK Spring Co. Ltd.	31	301
Nidec Corp.	43	3,975
Nikon Corp. (e)	61	910
Nintendo Co. Ltd. (e)	20	5,462
Nippon Building Fund Inc.	—	1,597
Nippon Electric Glass Co. Ltd.	65	337
Nippon Express Co. Ltd.	136	636
Nippon Paint Holdings Co. Ltd. (e)	30	997
Nippon Prologis REIT Inc. (e)	—	678
Nippon Steel Corp.	142	2,908
Nippon Telegraph & Telephone Corp.	124	5,688
Nippon Yusen KK (e)	317	594
Nissan Motor Co. Ltd. (e)	437	4,287
Nisshin Seifun Group Inc.	32	490
Nissin Foods Holdings Co. Ltd. (e)	11	681
Nitori Co. Ltd.	14	1,690
Nitto Denko Corp.	29	1,870
NOK Corp. (e)	16	341
Nomura Holdings Inc.	662	2,966
Nomura Real Estate Holdings Inc.	21	361
Nomura Real Estate Master Fund Inc.	1	1,209
Nomura Research Institute Ltd.	24	820
NSK Ltd.	85	874
NTT Data Corp.	22	1,084
NTT DoCoMo Inc.	252	6,399
NTT Urban Development Corp.	19	184
Obayashi Corp.	112	1,109
Obic Co. Ltd.	11	570
Odakyu Electric Railway Co. Ltd. (e)	56	1,236
Oji Holdings Corp.	136	539
Olympus Corp.	54	1,868
Omron Corp. (e)	35	1,274
Ono Pharmaceutical Co. Ltd.	73	2,024
Oracle Corp. Japan	6	350
Oriental Land Co. Ltd. (e)	40	2,436
ORIX Corp.	239	3,523
Osaka Gas Co. Ltd.	324	1,359
Otsuka Corp.	9	442
Otsuka Holdings Co. Ltd.	71	3,241
Panasonic Corp.	398	3,977
Park24 Co. Ltd. (e)	18	579
Pola Orbis Holdings Inc. (e)	4	367
Rakuten Inc.	168	2,198
Recruit Holdings Co. Ltd.	66	2,680
Resona Holdings Inc.	381	1,604
Ricoh Co. Ltd. (e)	125	1,128
Rinnai Corp. (e)	6	596
Rohm Co. Ltd.	17	907
Ryohin Keikaku Co. Ltd.	4	848
Sankyo Co. Ltd.	9	308
Santen Pharmaceutical Co. Ltd.	67	982
SBI Holdings Inc.	44	523
Secom Co. Ltd.	38	2,853
Sega Sammy Holdings Inc.	33	466
Seibu Holdings Inc. (e)	31	518
Seiko Epson Corp.	48	919
Sekisui Chemical Co. Ltd.	69	992
Sekisui House Ltd.	105	1,792
Seven & I Holdings Co. Ltd.	135	6,404
Seven Bank Ltd. (e)	124	397
Sharp Corp. (e)	264	350
Shikoku Electric Power Co. Inc. (e)	32	315
Shimadzu Corp. (e)	44	672
Shimamura Co. Ltd.	4	487

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Shimano Inc.	13	1,916
Shimizu Corp.	94	840
Shin-Etsu Chemical Co. Ltd.	70	4,884
Shinsei Bank Ltd.	352	534
Shionogi & Co. Ltd.	54	2,782
Shiseido Co. Ltd.	66	1,759
Shizuoka Bank Ltd. (e)	99	793
Showa Shell Sekiyu KK (e)	29	271
SMC Corp.	10	2,916
SoftBank Group Corp.	172	11,173
Sohgo Security Services Co. Ltd.	13	709
Sompo Japan Nipponkoa Holdings	62	1,844
Sony Corp.	227	7,514
Sony Financial Holdings Inc.	32	443
Stanley Electric Co. Ltd.	26	698
Start Today Co. Ltd.	32	542
Sumitomo Chemical Co. Ltd.	282	1,253
Sumitomo Corp. (e)	210	2,354
Sumitomo Electric Industries Ltd.	132	1,859
Sumitomo Heavy Industries Ltd.	92	455
Sumitomo Metal Mining Co. Ltd.	87	1,202
Sumitomo Mitsui Financial Group Inc. (e)	241	8,151
Sumitomo Mitsui Trust Holdings Inc.	58	1,888
Sumitomo Realty & Development Co. Ltd.	63	1,620
Sumitomo Rubber Industries Inc.	31	463
Sundrug Co. Ltd.	7	546
Suntory Beverage & Food Ltd.	25	1,068
Suruga Bank Ltd.	34	815
Suzuken Co. Ltd.	14	463
Suzuki Motor Corp.	66	2,201
Sysmex Corp.	29	2,131
T&D Holdings Inc.	105	1,183
Taiheiyo Cement Corp.	233	670
Taisei Corp.	191	1,433
Taisho Pharmaceutical Holdings Co. Ltd.	6	605
Taiyo Nippon Sanso Corp.	24	250
Takashimaya Co. Ltd.	53	435
Takeda Pharmaceutical Co. Ltd. (e)	128	6,130
TDK Corp.	21	1,427
Teijin Ltd.	32	621
Terumo Corp.	60	2,304
THK Co. Ltd.	20	391
Tobu Railway Co. Ltd.	180	917
Toho Co. Ltd.	22	727
Toho Gas Co. Ltd. (e)	61	571
Tohoku Electric Power Co. Inc.	85	1,102
Tokio Marine Holdings Inc.	123	4,707
Tokyo Electric Power Co. Holdings Inc. (c)	268	1,159
Tokyo Electron Ltd.	28	2,510
Tokyo Gas Co. Ltd. (e)	352	1,566
Tokyo Tatemono Co. Ltd.	37	439
Tokyu Corp.	185	1,411
Tokyu Fudosan Holdings Corp.	92	502
TonenGeneral Sekiyu KK	57	578
Toppan Printing Co. Ltd.	97	876
Toray Industries Inc.	266	2,591
Toshiba Corp. (c) (e)	702	2,340
TOTO Ltd. (e)	27	1,002
Toyo Seikan Group Holdings Ltd.	30	529
Toyo Suisan Kaisha Ltd.	16	679
Toyoda Gosei Co. Ltd.	15	344
Toyota Industries Corp.	28	1,304
Toyota Motor Corp.	479	27,767
Toyota Tsusho Corp.	36	841
Trend Micro Inc.	19	656
Tsuruha Holdings Inc.	6	740
Unicharm Corp. (e)	70	1,824
United Urban Investment Corp. (e)	1	980
USS Co. Ltd.	40	672
West Japan Railway Co.	30	1,842
Yahoo! Japan Corp.	265	1,057
Yakult Honsha Co. Ltd. (e)	15	673
Yamada Denki Co. Ltd.	102	506
Yamaguchi Financial Group Inc. (e)	41	437
Yamaha Corp. (e)	28	916
Yamaha Motor Co. Ltd.	51	1,026
Yamato Holdings Co. Ltd.	62	1,442
Yamazaki Baking Co. Ltd.	24	590
Yaskawa Electric Corp. (e)	41	613
Yokogawa Electric Corp.	39	522
Yokohama Rubber Co. Ltd.	22	349
		532,198
JERSEY - 0.1%
Randgold Resources Ltd.	17	1,672

LUXEMBOURG - 0.2%
ArcelorMittal	320	1,954
Millicom International Cellular SA - SDR	12	611
SES SA - FDR	66	1,626
		4,191
MACAU - 0.1%
Sands China Ltd.	438	1,919
Wynn Macau Ltd. (e)	269	449
		2,368
MALTA - 0.0%
BGP Holdings Plc (c) (f)	479	—

NETHERLANDS - 5.1%
ABN AMRO Group NV - CVA	41	849
Aegon NV	328	1,250
AerCap Holdings NV (c)	31	1,179
Airbus Group NV	104	6,291
Akzo Nobel NV	43	2,940
Altice NV (c)	23	408
Altice NV (c)	68	1,212
ASML Holding NV	66	7,253
Gemalto NV	14	904
Heineken Holding NV	18	1,411
Heineken NV	42	3,650
ING Groep NV	696	8,597
Koninklijke Ahold NV	230	5,248
Koninklijke Boskalis Westminster NV	14	508
Koninklijke KPN NV	596	1,978
Koninklijke Philips Electronics NV (e)	168	4,958
Koninklijke Philips NV	34	2,268
Koninklijke Vopak NV	12	639
NN Group NV	56	1,732
NXP Semiconductors NV (c)	53	5,371
OCI (c) (e)	14	199
Qiagen NV (c)	40	1,100
Randstad Holding NV	22	1,001
Relx NV	175	3,123
Royal Dutch Shell Plc - Class A	763	18,989
Royal Dutch Shell Plc - Class B	672	17,416
Unilever NV - CVA	292	13,466
Wolters Kluwer NV	55	2,337
		116,277
NEW ZEALAND - 0.2%
Auckland International Airport Ltd.	174	933
Contact Energy Ltd.	116	424
Fletcher Building Ltd.	128	1,006
Meridian Energy Ltd.	213	403
Mighty River Power Ltd.	119	263
Ryman Healthcare Ltd.	61	427

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Spark New Zealand Ltd.	306	804
		4,260
NORWAY - 0.6%
DNB ASA	171	2,253
Gjensidige Forsikring ASA	37	684
Marine Harvest ASA (c)	67	1,199
Norsk Hydro ASA	247	1,069
Orkla ASA	140	1,451
Schibsted ASA	13	372
Schibsted ASA - Series B	14	380
StatoilHydro ASA	201	3,379
Telenor ASA	132	2,264
Yara International ASA	33	1,088
		14,139
PORTUGAL - 0.1%
Banco Espirito Santo SA (c) (f)	413	—
Energias de Portugal SA	399	1,339
Galp Energia SGPS SA	82	1,116
Jeronimo Martins SGPS SA	44	755
		3,210
SINGAPORE - 1.2%
Ascendas REIT	380	703
CapitaLand Ltd. (e)	452	1,068
CapitaMall Trust	451	719
Captialand Commerical Trust (e)	383	448
City Developments Ltd.	69	461
ComfortDelGro Corp. Ltd.	375	777
DBS Group Holdings Ltd.	310	3,514
Genting International Plc	1,083	599
Global Logistic Properties Ltd. (e)	496	684
Golden Agri-Resources Ltd.	1,187	310
Hutchison Port Holdings Trust	827	369
Jardine Cycle & Carriage Ltd.	18	583
Keppel Corp. Ltd. (e)	250	994
Noble Group Ltd. (c)	737	83
Oversea-Chinese Banking Corp. Ltd.	544	3,466
SembCorp Industries Ltd. (e)	204	390
SembCorp Marine Ltd.	152	147
Singapore Airlines Ltd.	100	771
Singapore Exchange Ltd.	135	736
Singapore Press Holdings Ltd.	267	749
Singapore Technologies Engineering Ltd.	279	664
Singapore Telecommunications Ltd.	1,435	4,198
StarHub Ltd. (e)	90	228
Suntec REIT	405	510
United Overseas Bank Ltd.	236	3,271
UOL Group Ltd.	95	391
Wilmar International Ltd.	345	819
Yangzijiang Shipbuilding Holdings Ltd.	293	162
		27,814
SPAIN - 3.0%
Abertis Infraestructuras SA - Class A	114	1,773
ACS Actividades de Construccion y Servicios SA	34	1,019
Aena SA	12	1,743
Amadeus IT Group SA	79	3,947
Banco Bilbao Vizcaya Argentaria SA	1,164	7,046
Banco de Sabadell SA (e)	982	1,258
Banco Popular Espanol SA	612	757
Banco Santander SA	2,591	11,494
Bankia SA	894	733
Bankinter SA	113	807
CaixaBank SA (e)	536	1,354
Distribuidora Internacional de Alimentacion SA (e)	115	714
Enagas SA	42	1,252
Endesa SA	60	1,278
Ferrovial SA	87	1,860
Gas Natural SDG SA	61	1,255
Grifols SA - Class A	55	1,183
Iberdrola SA	979	6,657
Inditex SA	196	7,268
Mapfre SA	190	531
Red Electrica Corp. SA	78	1,683
Repsol SA	204	2,775
Telefonica SA	804	8,134
Zardoya Otis SA (e)	34	325
		66,846
SWEDEN - 2.7%
Alfa Laval AB	55	861
Assa Abloy AB - Class B	181	3,667
Atlas Copco AB - Class A (e)	118	3,554
Atlas Copco AB - Class B (e)	68	1,846
Boliden AB	46	1,086
Electrolux AB - Class B	44	1,111
Getinge AB - Class B	37	725
Hennes & Mauritz AB - Class B	171	4,821
Hexagon AB - Class B	47	2,037
Husqvarna AB - Class B (e)	81	706
ICA Gruppen AB	13	429
Industrivarden AB - Class C	31	581
Investor AB - Class B	82	3,006
Kinnevik AB - Class B	43	1,100
Lundin Petroleum AB (c)	35	637
Nordea Bank AB	546	5,427
Sandvik AB	193	2,123
Securitas AB - Class B	55	923
Skandinaviska Enskilda Banken AB - Class A	267	2,680
Skanska AB - Class B	63	1,467
SKF AB - Class B	71	1,223
Svenska Cellulosa AB - Class B	109	3,248
Svenska Handelsbanken AB - Class A	273	3,754
Swedbank AB - Class A	163	3,834
Swedish Match AB	36	1,320
Tele2 AB - Class B	52	445
Telefonaktiebolaget LM Ericsson - Class B	553	3,992
Telia Co. AB (e)	455	2,040
Volvo AB - Class B	271	3,090
		61,733
SWITZERLAND - 9.0%
ABB Ltd.	353	7,966
Actelion Ltd.	18	3,129
Adecco Group AG	30	1,690
Aryzta AG	16	706
Baloise Holding AG	9	1,074
Barry Callebaut AG	—	531
Cie Financiere Richemont SA (e)	94	5,725
Credit Suisse Group AG	335	4,401
Dufry AG (c)	8	1,048
EMS-Chemie Holding AG	2	817
Galenica AG	1	732
Geberit AG	7	3,007
Givaudan SA	2	3,392
Glencore Plc	2,201	6,026
Julius Baer Group Ltd.	39	1,581
Kuehne & Nagel International AG	10	1,425
LafargeHolcim Ltd.	82	4,439
Lindt & Spruengli AG	—	1,297
Lonza Group AG (e)	9	1,751
Nestle SA	571	45,121
Novartis AG	402	31,735

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Pargesa Holding SA	6	408
Partners Group Holding AG	3	1,595
Roche Holding AG	126	31,296
Schindler Holding AG	4	705
SGS SA	1	2,147
Sika AG	—	1,920
Sonova Holding AG	10	1,399
STMicroelectronics NV (e)	119	970
Swatch Group AG (e)	5	1,514
Swatch Group AG	9	515
Swiss Life Holding AG	6	1,489
Swiss Prime Site AG	13	1,126
Swiss Re AG	60	5,422
Swisscom AG	5	2,161
Syngenta AG	17	7,314
UBS Group AG	657	8,972
Zurich Insurance Group AG	27	6,974
		203,520
UNITED KINGDOM - 16.6%
3i Group Plc	176	1,488
Aberdeen Asset Management Plc	164	692
Admiral Group Plc	36	962
Aggreko Plc	44	548
Anglo American Plc	253	3,157
Antofagasta Plc	71	478
Ashtead Group Plc	92	1,507
Associated British Foods Plc	65	2,189
AstraZeneca Plc	227	14,690
Auto Trader Group Plc	176	927
Aviva Plc	731	4,171
Babcock International Group Plc	44	586
BAE Systems Plc	571	3,882
Barclays Plc	3,039	6,588
Barratt Developments Plc	186	1,192
Berkeley Group Holdings Plc	23	778
BHP Billiton Plc	380	5,713
BP Plc	3,344	19,491
British American Tobacco Plc	334	21,320
British Land Co. Plc	170	1,396
BT Group Plc	1,516	7,626
Bunzl Plc	60	1,774
Burberry Group Plc	80	1,419
Capita Group Plc	115	998
Carnival Plc	35	1,687
Centrica Plc	957	2,829
Cobham Plc	317	690
Coca-Cola European Partners Plc (c)	40	1,585
Coca-Cola HBC AG	33	778
Compass Group Plc	295	5,722
Croda International Plc	24	1,084
DCC Plc	15	1,405
Diageo Plc	452	12,937
Direct Line Insurance Group Plc	237	1,120
Dixons Carphone Plc	166	793
easyJet Plc	28	363
Experian Plc	173	3,457
Fiat Chrysler Automobiles NV (e)	167	1,062
Fresnillo Plc	39	905
G4S Plc	257	757
GKN Plc	318	1,321
GlaxoSmithKline Plc	874	18,607
Hammerson Plc	142	1,082
Hargreaves Lansdown Plc	44	728
Hikma Pharmaceuticals Plc	25	655
HSBC Holdings Plc	3,552	26,700
ICAP Plc	102	614
IMI Plc	45	625
Imperial Brands Plc	172	8,861
Inmarsat Plc	86	782
InterContinental Hotels Group Plc	32	1,329
International Consolidated Airlines Group SA	149	772
Intertek Group Plc	28	1,258
Intu Properties Plc	173	662
Investec Plc	108	656
ITV Plc	670	1,624
J Sainsbury Plc	301	958
Johnson Matthey Plc	33	1,429
Kingfisher Plc	398	1,944
Land Securities Group Plc	138	1,894
Legal & General Group Plc	1,046	2,966
Lloyds Banking Group Plc	11,334	8,007
London Stock Exchange Group Plc	55	1,983
Marks & Spencer Group Plc	281	1,205
Mediclinic International Plc	69	829
Meggitt Plc	138	808
Merlin Entertainments Plc	119	676
Mondi Plc	69	1,453
National Grid Plc	673	9,501
Next Plc	26	1,633
Old Mutual Plc	861	2,258
Pearson Plc	142	1,392
Persimmon Plc	53	1,250
Petrofac Ltd.	42	482
Provident Financial Plc	25	981
Prudential Plc (a)	462	8,192
Reckitt Benckiser Group Plc	114	10,725
Relx Plc	195	3,694
Rio Tinto Plc	222	7,388
Rolls-Royce Holdings Plc	332	3,093
Royal Bank of Scotland Group Plc (c)	639	1,480
Royal Mail Plc	155	984
RSA Insurance Group Plc	191	1,351
SABMiller Plc	175	10,175
Sage Group Plc	193	1,849
Schroders Plc	23	793
Segro Plc	130	765
Severn Trent Plc	42	1,365
Shire Plc	161	10,431
Sky Plc	181	2,100
Smith & Nephew Plc	157	2,524
Smiths Group Plc	67	1,278
SSE Plc	182	3,687
St. James’s Place Plc	89	1,097
Standard Chartered Plc	591	4,806
Standard Life Plc	341	1,518
Tate & Lyle Plc	89	859
Taylor Wimpey Plc	565	1,126
Tesco Plc (c)	1,475	3,492
Travis Perkins Plc	43	850
TUI AG	91	1,296
Unilever Plc	230	10,901
United Utilities Group Plc	118	1,533
Vodafone Group Plc	4,765	13,666
Weir Group Plc	38	832
Whitbread Plc	32	1,615
William Hill Plc	170	670
WM Morrison Supermarkets Plc (e)	377	1,063
Wolseley Plc	46	2,605
Worldpay Group Plc (c)	323	1,239
WPP Plc	232	5,458
		375,171

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UNITED STATES OF AMERICA - 0.0%
Taro Pharmaceutical Industries Ltd. (c) (e)	3	296
Total Common Stocks (cost $2,105,699)		2,203,985

PREFERRED STOCKS - 0.7%
GERMANY - 0.5%
Bayerische Motoren Werke AG	9	664
Fuchs Petrolub AG	13	584
Henkel AG & Co. KGaA	32	4,366
Porsche Automobil Holding SE	27	1,400
Schaeffler AG (c)	29	459
Volkswagen AG	33	4,401
		11,874
ITALY - 0.1%
Intesa Sanpaolo SpA	160	336
Telecom Italia SpA	1,006	683
		1,019
SWITZERLAND - 0.1%
Lindt & Spruengli AG	—	1,064
Schindler Holding AG	8	1,485
		2,549
Total Preferred Stocks (cost $14,660)		15,442

OTHER EQUITY INTERESTS - 0.0%
AUSTRIA - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 6.8%
Investment Company - 1.4%
JNL Money Market Fund, 0.24% (a) (h)	31,195	31,195
Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	119,370	119,370
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.30%, 12/15/16 (o)	$2,955	2,954
Total Short Term Investments (cost $153,518)		153,519
Total Investments - 104.8% (cost $2,273,877)		2,372,946
Other Assets and Liabilities, Net - (4.8%)		(108,509)
Total Net Assets - 100.0%		$2,264,437

JNL/Mellon Capital Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.6%
Ally Auto Receivables Trust, 1.84%, 01/15/19	$1,000	$1,013
AmeriCredit Automobile Receivables Trust, 1.27%, 08/08/17	467	468
Capital One Multi-Asset Execution Trust, 1.39%, 03/15/18	500	502
CarMax Auto Owner Trust, 0.80%, 07/16/18	175	175
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	173	176
Chase Issuance Trust
1.01%, 10/17/16	500	500
1.38%, 11/15/17	1,000	1,004
Citibank Credit Card Issuance Trust
1.73%, 04/09/18	1,000	1,009
2.88%, 01/21/21	300	318
Citigroup Commercial Mortgage Trust REMIC
3.62%, 07/10/24	500	545
3.52%, 08/10/25	700	755
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.62%, 10/15/48	9	9
COMM Mortgage Trust REMIC
2.84%, 03/10/19	400	412
2.87%, 01/10/20	490	506
4.26%, 09/10/23	650	729
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 01/10/19	145	149
Commercial Mortgage Trust REMIC
3.55%, 04/10/24	500	538
3.82%, 05/10/24	500	547
3.97%, 07/10/24	400	422
3.08%, 12/10/24	500	520
3.18%, 01/10/25	1,000	1,055
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22	264	312
Fifth Third Auto Trust, 1.47%, 06/15/17	180	181
GS Mortgage Securities Trust REMIC, 3.48%, 11/10/21	750	807
JPMBB Commercial Mortgage Securities Trust REMIC
3.05%, 04/15/19	150	155
1.45%, 01/15/20	405	405
4.13%, 09/15/23	500	559
LB-UBS Commercial Mortgage Trust REMIC, 5.87%, 09/15/45 (i)	721	747
Mercedes-Benz Auto Receivables Trust, 1.34%, 10/15/18	500	501
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
3.09%, 08/15/18	437	447
2.86%, 09/15/22	250	262
3.74%, 07/15/24	500	550
UBS-Barclays Commercial Mortgage Trust REMIC
3.09%, 09/10/22	350	369
2.85%, 12/10/22	500	522
United Airlines Inc. Pass-Through Trust
4.30%, 08/15/25	226	246
3.75%, 09/03/26	188	198
US Airways Pass-Through Trust, 3.95%, 11/15/25	218	231
Wells Fargo-RBS Commercial Mortgage Trust REMIC
2.03%, 02/16/18	325	327
2.92%, 11/15/18	500	514
2.87%, 10/17/22	360	377
3.68%, 07/15/24	500	543
Total Non-U.S. Government Agency Asset-Backed Securities (cost $19,102)		19,605

CORPORATE BONDS AND NOTES - 26.5%
CONSUMER DISCRETIONARY - 2.1%
21st Century Fox America Inc.
4.50%, 02/15/21	400	444
6.20%, 12/15/34	50	63
6.15%, 02/15/41	300	381
Amazon.com Inc.
2.60%, 12/05/19	300	311
2.50%, 11/29/22	200	206
American Honda Finance Corp., 1.55%, 12/11/17	500	502
AutoNation, Inc., 6.75%, 04/15/18	200	214

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
AutoZone Inc., 3.25%, 04/15/25	350	363
BorgWarner Inc., 4.38%, 03/15/45	200	211
California Institute of Technology, 4.32%, 08/01/45	40	48
Carnival Corp., 3.95%, 10/15/20	200	216
CBS Corp.
5.63%, 09/15/19	500	546
4.00%, 01/15/26	500	531
4.85%, 07/01/42	150	157
Charter Communications Operating LLC
3.58%, 07/23/20 (r)	500	523
4.91%, 07/23/25 (r)	340	375
6.83%, 10/23/55 (r)	200	241
Comcast Corp.
5.70%, 05/15/18	200	214
2.75%, 03/01/23	50	52
3.38%, 08/15/25	290	312
4.20%, 08/15/34	500	554
6.50%, 11/15/35	100	139
6.95%, 08/15/37	250	365
4.75%, 03/01/44	300	353
Discovery Communications LLC
5.63%, 08/15/19	100	110
5.05%, 06/01/20	200	219
6.35%, 06/01/40	100	109
Dollar General Corp., 3.25%, 04/15/23	250	258
Ford Motor Co.
7.45%, 07/16/31	300	397
4.75%, 01/15/43	300	313
General Motors Co., 5.00%, 04/01/35	440	456
Grupo Televisa SAB, 6.63%, 03/18/25	100	121
Hasbro Inc., 6.35%, 03/15/40	300	366
Home Depot Inc.
2.00%, 06/15/19	300	306
2.00%, 04/01/21	310	316
3.00%, 04/01/26	500	529
5.88%, 12/16/36	600	825
3.50%, 09/15/56	200	195
Interpublic Group of Cos. Inc., 4.20%, 04/15/24	250	269
Johnson Controls Inc., 3.75%, 12/01/21	250	270
Kohl’s Corp.
4.00%, 11/01/21 (e)	300	321
4.25%, 07/17/25 (e)	500	515
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	110
5.50%, 10/15/35	150	190
5.80%, 04/15/40	300	397
4.38%, 09/15/45	150	170
Macy’s Retail Holdings Inc.
6.65%, 07/15/24	200	238
6.90%, 04/01/29	250	285
Marriott International Inc.
3.13%, 10/15/21	300	313
3.13%, 06/15/26	500	506
Mattel Inc., 2.35%, 05/06/19	200	203
McDonald’s Corp.
5.35%, 03/01/18	300	317
2.75%, 12/09/20	230	238
3.70%, 01/30/26	175	188
6.30%, 03/01/38	200	265
4.88%, 12/09/45	165	192
NBCUniversal Media LLC
5.15%, 04/30/20	200	224
4.38%, 04/01/21	500	556
6.40%, 04/30/40	250	351
Newell Rubbermaid Inc., 5.50%, 04/01/46 (l)	200	243
NIKE Inc, 2.25%, 05/01/23	200	207
Nordstrom Inc., 4.00%, 10/15/21	225	241
Scripps Networks Interactive Inc.
2.80%, 06/15/20	250	256
3.50%, 06/15/22	250	261
Staples Inc., 4.38%, 01/12/23 (e) (l)	100	103
Starbucks Corp., 2.70%, 06/15/22	225	236
Target Corp.
2.30%, 06/26/19	200	206
3.63%, 04/15/46 (e)	300	310
Time Warner Cable Inc.
8.75%, 02/14/19	169	195
7.30%, 07/01/38	300	385
6.75%, 06/15/39	300	366
Time Warner Inc.
3.40%, 06/15/22	500	532
2.95%, 07/15/26	500	506
7.63%, 04/15/31	200	284
6.10%, 07/15/40	200	252
4.85%, 07/15/45	90	101
TJX Cos. Inc., 2.75%, 06/15/21	200	210
Under Armour Inc., 3.25%, 06/15/26	90	91
University of Notre Dame du Lac, 3.44%, 02/15/45	250	262
University of Southern California, 5.25%, 10/01/11	20	26
Viacom Inc.
3.88%, 04/01/24 (e)	250	258
7.88%, 07/30/30	125	178
4.38%, 03/15/43	300	277
Walt Disney Co.
1.10%, 12/01/17	396	396
2.75%, 08/16/21	300	317
7.00%, 03/01/32	50	72
4.38%, 08/16/41	500	581
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	518
		25,829
CONSUMER STAPLES - 1.8%
Altria Group Inc.
2.85%, 08/09/22	500	522
4.50%, 05/02/43	200	225
Anheuser-Busch Cos. Inc., 6.45%, 09/01/37	500	680
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	200	220
2.50%, 07/15/22	300	306
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	299
4.02%, 04/16/43	500	545
Campbell Soup Co., 4.25%, 04/15/21	300	332
Clorox Co., 3.80%, 11/15/21	250	271
Coca-Cola Co., 3.15%, 11/15/20	300	322
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	200	215
ConAgra Foods Inc.
7.00%, 04/15/19	48	54
3.25%, 09/15/22	300	312
CVS Caremark Corp., 4.13%, 05/15/21	400	437
CVS Health Corp.
2.80%, 07/20/20	280	290
3.50%, 07/20/22	500	535
5.13%, 07/20/45	200	244
Diageo Capital Plc
1.13%, 04/29/18	750	749
4.83%, 07/15/20	100	112
Diageo Investment Corp., 8.00%, 09/15/22	100	131
General Mills Inc., 3.65%, 02/15/24	303	332
HJ Heinz Finance Co., 6.75%, 03/15/32	500	639
JM Smucker Co.
1.75%, 03/15/18	250	251

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.50%, 03/15/25	300	321
Kellogg Co.
4.15%, 11/15/19	140	151
4.00%, 12/15/20	127	139
Kimberly-Clark Corp.
7.50%, 11/01/18	250	282
1.90%, 05/22/19	200	204
Kraft Foods Group Inc.
6.13%, 08/23/18	221	240
5.00%, 06/04/42	200	230
Kraft Heinz Foods Co.
2.80%, 07/02/20	210	218
5.20%, 07/15/45	80	95
4.38%, 06/01/46	205	217
Kroger Co.
6.15%, 01/15/20	200	227
7.50%, 04/01/31	150	212
Mead Johnson Nutrition Co., 4.60%, 06/01/44	200	214
Molson Coors Brewing Co., 3.00%, 07/15/26	500	504
Mondelez International Inc.
2.25%, 02/01/19	200	203
6.50%, 02/09/40	243	332
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	836
PepsiCo Inc.
7.90%, 11/01/18	300	340
3.10%, 07/17/22	500	535
4.45%, 04/14/46	180	213
Philip Morris International Inc.
1.88%, 01/15/19	500	505
2.90%, 11/15/21	300	315
4.38%, 11/15/41	300	334
Procter & Gamble Co.
2.30%, 02/06/22	500	516
6.45%, 01/15/26	500	668
5.55%, 03/05/37	100	141
Reynolds American Inc.
8.13%, 06/23/19 (l)	250	293
4.85%, 09/15/23	150	172
5.70%, 08/15/35	100	124
5.85%, 08/15/45	210	273
Sysco Corp., 2.60%, 06/12/22	500	510
Tyson Foods Inc., 5.15%, 08/15/44	200	236
Unilever Capital Corp., 4.80%, 02/15/19	500	541
Wal-Mart Stores Inc.
4.13%, 02/01/19	300	320
4.25%, 04/15/21	400	448
5.25%, 09/01/35	500	665
6.20%, 04/15/38	300	432
4.88%, 07/08/40	300	374
4.30%, 04/22/44	150	177
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	200	201
3.80%, 11/18/24	200	215
4.50%, 11/18/34	200	214
		21,410
ENERGY - 3.0%
Access Midstream Partners LP, 4.88%, 05/15/23	250	253
Anadarko Petroleum Corp.
6.45%, 09/15/36	250	293
4.50%, 07/15/44	200	184
Apache Corp.
3.63%, 02/01/21 (e)	400	419
4.75%, 04/15/43	200	206
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	190
BP Capital Markets Plc
2.32%, 02/13/20	250	255
3.06%, 03/17/22	200	209
3.81%, 02/10/24	500	542
Burlington Resources Finance Co., 7.20%, 08/15/31	100	130
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	158
6.25%, 03/15/38	300	336
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	46
6.63%, 11/01/37	200	245
Chevron Corp.
1.72%, 06/24/18	300	302
1.79%, 11/16/18	415	419
2.10%, 05/16/21	145	147
3.19%, 06/24/23	500	533
2.95%, 05/16/26	110	114
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	800	809
4.25%, 05/09/43	300	317
Columbia Pipeline Group Inc., 5.80%, 06/01/45	100	119
Conoco Funding Co., 7.25%, 10/15/31	75	99
ConocoPhillips Co.
6.65%, 07/15/18	75	82
6.00%, 01/15/20 (e)	650	733
4.15%, 11/15/34	200	200
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	255
Devon Energy Corp., 4.00%, 07/15/21	750	783
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	124
Ecopetrol SA
4.25%, 09/18/18	500	518
4.13%, 01/16/25	250	243
Enable Midstream Partners LP, 3.90%, 05/15/24	200	187
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	241
Energy Transfer Partners LP
9.70%, 03/15/19	222	255
4.75%, 01/15/26	350	362
7.50%, 07/01/38	200	230
6.50%, 02/01/42	150	157
Enterprise Products Operating LLC
5.25%, 01/31/20	300	331
3.70%, 02/15/26	350	361
6.88%, 03/01/33	25	31
6.45%, 09/01/40	100	121
4.45%, 02/15/43	300	294
4.95%, 10/15/54	300	304
EOG Resources Inc.
2.63%, 03/15/23	200	200
3.15%, 04/01/25	200	203
Exxon Mobil Corp.
1.71%, 03/01/19	415	419
2.22%, 03/01/21	410	419
3.04%, 03/01/26	315	330
4.11%, 03/01/46	205	228
Halliburton Co.
3.80%, 11/15/25	150	155
7.45%, 09/15/39	250	341
5.00%, 11/15/45	120	131
Hess Corp.
7.30%, 08/15/31	35	42
5.60%, 02/15/41	400	398
HollyFrontier Corp., 5.88%, 04/01/26	240	261
Kerr-McGee Corp., 6.95%, 07/01/24	230	277
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	573
3.50%, 09/01/23	300	301
5.00%, 03/01/43	300	283
5.40%, 09/01/44	250	251

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Kinder Morgan Inc.
2.00%, 12/01/17	300	300
5.30%, 12/01/34	350	350
Magellan Midstream Partners LP
4.25%, 02/01/21	300	323
3.20%, 03/15/25	500	503
Marathon Oil Corp., 5.90%, 03/15/18	300	314
Marathon Petroleum Corp.
3.63%, 09/15/24	200	202
6.50%, 03/01/41	300	329
MPLX LP, 4.88%, 06/01/25	250	258
Nabors Industries Inc., 6.15%, 02/15/18	300	312
National Oilwell Varco Inc., 2.60%, 12/01/22	750	708
Nexen Inc., 5.88%, 03/10/35	50	62
Noble Energy Inc., 3.90%, 11/15/24 (e)	750	765
Occidental Petroleum Corp.
3.40%, 04/15/26	500	529
4.63%, 06/15/45	100	113
ONEOK Partners LP
3.38%, 10/01/22	250	252
6.65%, 10/01/36	150	166
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	527
6.63%, 06/15/35	150	153
Petro-Canada, 7.00%, 11/15/28	75	99
Petroleos Mexicanos
6.00%, 03/05/20	500	540
5.50%, 01/21/21 (e)	700	740
6.88%, 08/04/26 (r)	300	338
5.50%, 06/27/44	500	433
5.63%, 01/23/46	350	306
6.75%, 09/21/47 (r)	120	120
Phillips 66
4.30%, 04/01/22	500	550
4.65%, 11/15/34	250	271
Phillips 66 Partners LP, 2.65%, 02/15/20	200	201
Pioneer Natural Resources Co., 3.95%, 07/15/22	200	213
Plains All American Pipeline LP
6.50%, 05/01/18	100	107
6.70%, 05/15/36	100	109
4.30%, 01/31/43	200	165
Regency Energy Partners LP, 6.50%, 07/15/21	350	362
Shell International Finance BV
2.00%, 11/15/18	400	405
4.38%, 03/25/20	300	328
1.88%, 05/10/21	275	275
6.38%, 12/15/38	200	273
4.00%, 05/10/46	155	159
3.75%, 09/12/46	200	198
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	288
Statoil ASA
1.15%, 05/15/18 (e)	500	499
3.15%, 01/23/22	200	212
3.70%, 03/01/24	200	217
3.95%, 05/15/43	300	310
Suncor Energy Inc., 6.50%, 06/15/38	300	394
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	300	300
Total Capital Canada Ltd., 2.75%, 07/15/23	300	310
Total Capital International SA, 2.10%, 06/19/19	750	765
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	217
3.80%, 10/01/20	400	428
4.88%, 01/15/26	350	405
6.20%, 10/15/37	100	128
5.00%, 10/16/43	150	174
Valero Energy Corp.
9.38%, 03/15/19	250	294
3.65%, 03/15/25	250	256
Western Gas Partners LP, 2.60%, 08/15/18	250	250
Williams Partners LP
5.25%, 03/15/20	300	325
4.00%, 09/15/25	350	350
6.30%, 04/15/40	200	220
		35,649
FINANCIALS - 8.6%
ACE INA Holdings Inc.
2.70%, 03/13/23	500	517
4.35%, 11/03/45	500	579
AerCap Ireland Capital Ltd., 3.95%, 02/01/22	250	256
Aflac Inc., 3.63%, 06/15/23	200	215
Agricultural Bank of China Ltd., 2.75%, 05/21/20	350	358
American Express Co.
7.00%, 03/19/18	480	518
2.65%, 12/02/22	500	512
American Express Credit Corp., 2.25%, 08/15/19	300	306
American International Group Inc.
4.88%, 06/01/22	200	225
4.13%, 02/15/24	150	162
3.90%, 04/01/26	350	370
4.50%, 07/16/44	150	153
4.80%, 07/10/45	290	308
4.38%, 01/15/55	250	238
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	300	300
1.90%, 02/01/19	565	571
2.65%, 02/01/21	450	465
3.65%, 02/01/26	975	1,044
4.70%, 02/01/36	482	555
4.90%, 02/01/46	590	708
Aon Plc, 4.45%, 05/24/43	300	312
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	150	165
Associated Banc-Corp., 4.25%, 01/15/25	200	208
Assurant Inc., 6.75%, 02/15/34	100	126
AXA SA, 8.60%, 12/15/30	100	141
Bank of America Corp.
5.65%, 05/01/18	500	530
2.60%, 01/15/19	900	918
5.49%, 03/15/19	200	216
2.25%, 04/21/20	120	121
2.63%, 04/19/21	380	386
5.00%, 05/13/21	400	447
4.00%, 04/01/24	200	216
4.20%, 08/26/24	750	793
4.00%, 01/22/25	250	259
4.25%, 10/22/26	750	794
6.11%, 01/29/37	500	610
Bank of America NA, 6.00%, 10/15/36	250	322
Bank of Montreal, 1.40%, 04/10/18	500	501
Bank of Nova Scotia
1.70%, 06/11/18	500	502
1.95%, 01/15/19	500	505
1.65%, 06/14/19	500	501
Bank One Corp., 8.00%, 04/29/27	200	273
Barclays Plc
3.25%, 01/12/21	285	290
3.65%, 03/16/25	400	395
5.25%, 08/17/45	250	279
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	310	313
4.25%, 01/15/21 (e)	300	332

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.30%, 05/15/43	200	225
Berkshire Hathaway Inc., 3.13%, 03/15/26	220	232
BlackRock Inc., 3.38%, 06/01/22	200	216
BNP Paribas SA
2.38%, 05/21/20	350	355
5.00%, 01/15/21	400	448
4.25%, 10/15/24 (e)	250	260
BPCE SA, 4.00%, 04/15/24 (e)	200	219
Branch Banking & Trust Co., 3.63%, 09/16/25	500	537
Brookfield Asset Management Inc., 4.00%, 01/15/25	250	256
Capital One Bank USA NA, 2.30%, 06/05/19	500	506
Capital One Financial Corp., 3.50%, 06/15/23	550	574
Caterpillar Financial Services Corp., 7.15%, 02/15/19	200	227
Charles Schwab Corp., 2.20%, 07/25/18	250	254
Cincinnati Financial Corp., 6.13%, 11/01/34	100	121
Citigroup Inc.
1.70%, 04/27/18	500	501
2.40%, 02/18/20	850	861
4.50%, 01/14/22	1,250	1,381
4.05%, 07/30/22	400	425
5.50%, 09/13/25	300	342
4.13%, 07/25/28	250	255
5.88%, 01/30/42	489	627
Citizens Bank NA, 2.45%, 12/04/19	500	507
CME Group Inc., 3.00%, 03/15/25	200	210
CNA Financial Corp., 5.75%, 08/15/21	200	231
Comerica Inc., 2.13%, 05/23/19	150	151
Commonwealth Bank of Australia, 1.75%, 11/02/18	500	503
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	500	553
4.38%, 08/04/25	500	528
5.25%, 08/04/45	250	281
Cooperatieve Rabobank U.A., 1.38%, 08/09/19	500	498
Credit Suisse AG
3.00%, 10/29/21	500	515
3.63%, 09/09/24	250	261
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	1,004
4.88%, 05/15/45	250	265
Deutsche Bank AG
2.50%, 02/13/19	360	350
2.85%, 05/10/19	500	488
Diamond 1 Finance Corp.
3.48%, 06/01/19 (r)	195	201
4.42%, 06/15/21 (r)	530	554
6.02%, 06/15/26 (r)	425	466
8.10%, 07/15/36 (r)	145	171
8.35%, 07/15/46 (r)	120	144
Discover Bank
7.00%, 04/15/20	300	342
4.25%, 03/13/26	200	214
European Bank for Reconstruction & Development, 1.75%, 06/14/19	500	508
Export-Import Bank of Korea
2.38%, 08/12/19	200	205
2.25%, 01/21/20	850	866
Fifth Third Bancorp, 8.25%, 03/01/38	300	445
Fifth Third Bank, 2.25%, 06/14/21	500	508
First Republic Bank, 2.38%, 06/17/19	300	302
Ford Motor Credit Co. LLC
5.00%, 05/15/18	300	315
2.24%, 06/15/18	430	433
2.94%, 01/08/19	500	512
4.39%, 01/08/26	500	534
FS Investment Corp., 4.00%, 07/15/19	250	254
GE Capital International Funding Co.
2.34%, 11/15/20	500	514
3.37%, 11/15/25	500	541
4.42%, 11/15/35	350	394
General Electric Capital Corp.
5.50%, 01/08/20	700	791
2.20%, 01/09/20	250	256
4.38%, 09/16/20	550	608
3.45%, 05/15/24	350	379
6.88%, 01/10/39	600	903
General Motors Financial Co. Inc.
2.40%, 04/10/18	220	222
3.20%, 07/06/21	500	506
4.38%, 09/25/21	380	406
4.00%, 01/15/25	200	203
Goldman Sachs Group Inc.
5.95%, 01/18/18	300	316
6.15%, 04/01/18	300	319
2.63%, 01/31/19	500	510
2.55%, 10/23/19	250	255
5.38%, 03/15/20	400	443
2.60%, 04/23/20	250	254
2.75%, 09/15/20	75	77
5.25%, 07/27/21	500	564
3.75%, 05/22/25	1,000	1,051
4.25%, 10/21/25	500	526
6.75%, 10/01/37	650	829
4.75%, 10/21/45	480	540
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	91
HSBC Finance Corp., 6.68%, 01/15/21	300	345
HSBC Holdings Plc
3.40%, 03/08/21	400	414
5.10%, 04/05/21	250	276
2.95%, 05/25/21	295	299
4.25%, 03/14/24	150	155
7.63%, 05/17/32	650	880
6.10%, 01/14/42 (e)	300	400
HSBC USA Inc.
1.50%, 11/13/17	250	250
1.63%, 01/16/18	750	750
Huntington National Bank, 2.20%, 11/06/18	400	405
Intercontinental Exchange Group Inc., 4.00%, 10/15/23	300	330
Intesa Sanpaolo SpA, 3.88%, 01/15/19	300	309
Jefferies Group Inc., 5.13%, 04/13/18	250	261
Jefferies Group LLC, 6.88%, 04/15/21	500	583
John Deere Capital Corp.
1.20%, 10/10/17	250	250
1.35%, 01/16/18	300	301
2.05%, 03/10/20	200	204
JPMorgan Chase & Co.
6.00%, 01/15/18	750	792
1.70%, 03/01/18	750	752
6.30%, 04/23/19	500	557
4.40%, 07/22/20	600	654
2.55%, 03/01/21	500	509
2.40%, 06/07/21	500	506
2.30%, 08/15/21	500	501
3.20%, 01/25/23	500	522
3.38%, 05/01/23	750	771
3.63%, 05/13/24	250	266
3.13%, 01/23/25	305	312
5.60%, 07/15/41	500	642
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	521
KeyCorp, 2.30%, 12/13/18	400	406
Korea Development Bank, 3.38%, 09/16/25	500	546

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Korea Finance Corp., 2.88%, 08/22/18	250	257
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	500	509
1.75%, 04/15/19	1,000	1,017
Lincoln National Corp., 4.00%, 09/01/23	500	533
Lloyds Bank Plc
1.75%, 03/16/18	200	200
1.75%, 05/14/18	400	401
6.38%, 01/21/21	200	234
Lloyds Banking Group Plc, 4.65%, 03/24/26	500	515
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	350	353
Markel Corp., 5.00%, 03/30/43	150	162
Marsh & McLennan Cos. Inc., 2.35%, 09/10/19	250	254
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	550	593
MetLife Inc.
7.72%, 02/15/19	500	572
3.60%, 04/10/24	250	265
5.70%, 06/15/35	100	121
6.40%, 12/15/36	100	111
5.88%, 02/06/41	300	372
Moody’s Corp., 2.75%, 07/15/19	350	360
Morgan Stanley
6.63%, 04/01/18	500	536
2.13%, 04/25/18	1,000	1,008
2.80%, 06/16/20	200	205
5.75%, 01/25/21	400	456
3.75%, 02/25/23	300	319
3.70%, 10/23/24	100	105
4.00%, 07/23/25	750	807
6.25%, 08/09/26	200	251
4.35%, 09/08/26	650	694
6.38%, 07/24/42	300	410
National Australia Bank Ltd., 2.00%, 01/14/19	500	505
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	237
2.00%, 01/27/20	250	253
Nomura Holdings Inc, 6.70%, 03/04/20	400	460
Northern Trust Corp., 3.95%, 10/30/25	250	276
Oesterreichische Kontrollbank AG, 1.38%, 02/10/20	250	251
PartnerRe Finance B LLC, 5.50%, 06/01/20	90	100
PNC Bank NA, 4.20%, 11/01/25	300	336
PNC Financial Services Group Inc., 2.60%, 07/21/20	650	671
PNC Funding Corp., 6.70%, 06/10/19	500	568
Progressive Corp., 4.35%, 04/25/44	200	230
Prudential Financial Inc.
3.50%, 05/15/24	500	523
5.75%, 07/15/33	150	178
5.40%, 06/13/35	100	115
4.60%, 05/15/44	150	161
Royal Bank of Canada
2.00%, 12/10/18	350	354
2.15%, 03/15/19	250	254
S&P Global Inc.
4.40%, 02/15/26	90	101
6.55%, 11/15/37	250	313
Santander Holdings USA Inc., 4.50%, 07/17/25	500	520
Santander UK Plc
3.05%, 08/23/18	400	409
2.00%, 08/24/18	500	502
Shell International Finance BV
3.25%, 05/11/25	230	242
4.13%, 05/11/35	435	469
4.38%, 05/11/45	260	281
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	250	251
3.20%, 09/23/26	500	501
State Street Corp.
2.55%, 08/18/20	500	519
3.10%, 05/15/23	500	520
Sumitomo Mitsui Banking Corp.
1.75%, 01/16/18	250	251
2.05%, 01/18/19	500	504
3.40%, 07/11/24	500	527
Sumitomo Mitsui Financial Group Inc., 2.06%, 07/14/21	250	248
SunTrust Banks Inc., 2.35%, 11/01/18	500	509
Svensk Exportkredit AB, 1.88%, 06/17/19	250	254
Svenska Handelsbanken AB, 2.25%, 06/17/19	300	305
Synchrony Financial
2.60%, 01/15/19	350	354
4.25%, 08/15/24	250	263
TD Ameritrade Holding Corp., 2.95%, 04/01/22	200	208
Thomson Reuters Corp.
6.50%, 07/15/18	200	217
3.95%, 09/30/21	200	214
Toronto-Dominion Bank
1.63%, 03/13/18	500	503
2.50%, 12/14/20	350	360
Toyota Motor Credit Corp.
1.70%, 02/19/19	250	252
2.13%, 07/18/19	200	204
4.25%, 01/11/21	400	441
Travelers Property Casualty Corp., 6.38%, 03/15/33	200	274
Trinity Acquisition Plc, 4.63%, 08/15/23	350	376
U.S. Bancorp
4.13%, 05/24/21	400	443
2.95%, 07/15/22	400	417
US Bank NA, 2.80%, 01/27/25	500	517
Wachovia Bank NA, 6.00%, 11/15/17	250	262
Wells Fargo & Co.
1.50%, 01/16/18	500	500
2.55%, 12/07/20	500	510
4.60%, 04/01/21	500	551
3.50%, 03/08/22	500	531
3.00%, 02/19/25	140	142
3.00%, 04/22/26	500	505
4.10%, 06/03/26	200	212
5.38%, 02/07/35	250	305
5.61%, 01/15/44	750	898
4.90%, 11/17/45	250	276
Westpac Banking Corp.
1.50%, 12/01/17	200	200
1.60%, 08/19/19 (e)	350	350
4.88%, 11/19/19	400	438
2.00%, 08/19/21	350	350
2.85%, 05/13/26	90	91
2.70%, 08/19/26	250	249
XLIT Ltd., 6.38%, 11/15/24	200	238
		103,092
HEALTH CARE - 2.7%
Abbott Laboratories
2.95%, 03/15/25 (e)	250	256
6.00%, 04/01/39	270	352
AbbVie Inc.
2.00%, 11/06/18	400	404
2.90%, 11/06/22	400	410
3.60%, 05/14/25	140	146
3.20%, 05/14/26	200	203
4.50%, 05/14/35	180	192
4.30%, 05/14/36	115	120
4.70%, 05/14/45	260	281

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.45%, 05/14/46	140	147
Actavis Funding SCS, 2.45%, 06/15/19	300	306
Aetna Inc.
1.50%, 11/15/17	200	200
2.40%, 06/15/21	280	283
3.50%, 11/15/24	200	211
3.20%, 06/15/26	115	117
6.63%, 06/15/36	150	203
4.13%, 11/15/42	200	207
4.38%, 06/15/46	80	84
Agilent Technologies Inc., 5.00%, 07/15/20	200	222
Amgen Inc.
3.63%, 05/22/24	250	268
2.60%, 08/19/26	1,030	1,014
4.66%, 06/15/51 (r)	808	866
Anthem Inc., 3.50%, 08/15/24	500	526
AstraZeneca Plc
2.38%, 11/16/20	145	149
3.38%, 11/16/25	115	123
6.45%, 09/15/37	250	349
4.38%, 11/16/45	85	94
Baxalta Inc.
4.00%, 06/23/25	250	266
5.25%, 06/23/45	60	71
Becton Dickinson & Co.
1.80%, 12/15/17	350	352
3.25%, 11/12/20	350	368
Biogen Inc.
2.90%, 09/15/20	660	685
4.05%, 09/15/25	140	153
Boston Scientific Corp.
2.85%, 05/15/20	350	361
3.85%, 05/15/25	200	213
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	303
3.25%, 08/01/42	300	301
Cardinal Health Inc.
1.70%, 03/15/18	400	401
3.75%, 09/15/25	100	108
Celgene Corp.
3.95%, 10/15/20	300	323
3.88%, 08/15/25	220	236
4.63%, 05/15/44	250	264
Cigna Corp., 4.00%, 02/15/22	500	544
Covidien International Finance SA, 6.00%, 10/15/17	300	315
Dignity Health, 3.81%, 11/01/24	300	321
Eli Lilly & Co., 5.55%, 03/15/37	100	132
Express Scripts Holding Co., 3.50%, 06/15/24	300	313
Gilead Sciences Inc.
2.55%, 09/01/20	240	248
4.40%, 12/01/21	200	223
1.95%, 03/01/22	200	200
3.65%, 03/01/26	750	808
2.95%, 03/01/27	150	152
4.80%, 04/01/44	400	447
4.15%, 03/01/47	150	154
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	200	214
2.80%, 03/18/23	500	524
Howard Hughes Medical Institute, 3.50%, 09/01/23	250	274
Humana Inc., 4.95%, 10/01/44	200	223
Johnson & Johnson
1.65%, 03/01/21	350	355
2.45%, 03/01/26	350	360
5.95%, 08/15/37	250	366
4.50%, 12/05/43	100	126
Laboratory Corp. of America Holdings, 3.20%, 02/01/22	500	521
McKesson Corp.
2.85%, 03/15/23	500	512
4.88%, 03/15/44	60	71
Medtronic Inc.
3.50%, 03/15/25	210	226
4.38%, 03/15/35	468	531
4.63%, 03/15/45	350	412
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	166
4.20%, 07/01/55	250	280
Merck & Co. Inc.
2.35%, 02/10/22	250	257
2.40%, 09/15/22	400	412
3.60%, 09/15/42	200	210
3.70%, 02/10/45	250	265
Mylan Inc., 4.20%, 11/29/23	400	419
Mylan NV, 5.25%, 06/15/46 (r)	85	90
Novartis Capital Corp., 4.40%, 05/06/44	200	236
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	545
Pfizer Inc.
6.20%, 03/15/19	500	557
5.20%, 08/12/20	90	102
1.95%, 06/03/21	185	187
2.75%, 06/03/26 (e)	175	181
4.40%, 05/15/44	250	290
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	68
Quest Diagnostics Inc.
4.70%, 04/01/21	200	222
3.50%, 03/30/25	300	314
St. Jude Medical Inc., 4.75%, 04/15/43	200	211
Stryker Corp.
3.50%, 03/15/26	250	265
4.10%, 04/01/43	200	207
Teva Pharmaceutical Finance III BV, 3.15%, 10/01/26	310	312
Teva Pharmaceutical Finance LLC
2.25%, 03/18/20	200	202
6.15%, 02/01/36	8	10
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	249
5.30%, 02/01/44	200	239
Trinity Health Corp., 4.13%, 12/01/45	250	274
UnitedHealth Group Inc.
1.40%, 10/15/17	750	751
6.00%, 02/15/18	150	159
4.70%, 02/15/21	400	448
3.75%, 07/15/25	140	154
5.80%, 03/15/36	150	197
4.75%, 07/15/45	110	132
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	518
4.63%, 10/01/42	500	534
WellPoint Inc.
3.30%, 01/15/23	300	314
4.65%, 01/15/43	200	219
Wyeth LLC, 5.95%, 04/01/37	250	335
Zimmer Holdings Inc.
3.15%, 04/01/22	200	207
3.55%, 04/01/25	200	206
Zoetis Inc.
1.88%, 02/01/18	300	301
3.45%, 11/13/20	500	523
		32,478

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INDUSTRIALS - 1.5%
3M Co.
2.00%, 06/26/22	250	254
5.70%, 03/15/37	150	206
Air Lease Corp, 3.38%, 01/15/19 (e)	400	411
Boeing Co., 4.88%, 02/15/20	500	560
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	531
6.15%, 05/01/37	100	137
5.75%, 05/01/40	400	521
Canadian National Railway Co., 5.55%, 03/01/19	200	220
Canadian Pacific Railway Co.
3.70%, 02/01/26	90	98
6.13%, 09/15/15	90	111
Caterpillar Inc.
3.90%, 05/27/21	300	328
3.40%, 05/15/24	500	539
4.30%, 05/15/44 (e)	300	337
CSX Corp.
7.38%, 02/01/19	300	340
3.70%, 11/01/23	200	217
5.50%, 04/15/41	205	253
3.95%, 05/01/50	300	300
Deere & Co., 3.90%, 06/09/42	400	435
Dover Corp., 5.38%, 03/01/41	150	191
Eaton Corp.
1.50%, 11/02/17	300	301
4.15%, 11/02/42	100	107
Emerson Electric Co.
2.63%, 12/01/21	350	366
2.63%, 02/15/23	360	374
FedEx Corp.
3.20%, 02/01/25	350	368
3.25%, 04/01/26	300	317
3.88%, 08/01/42	200	202
4.55%, 04/01/46	300	334
GATX Corp., 4.75%, 06/15/22	350	390
General Electric Co., 2.70%, 10/09/22	250	260
Honeywell International Inc., 5.38%, 03/01/41	300	401
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	220
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	371
L-3 Communications Corp., 4.95%, 02/15/21	500	552
Latam Airlines Pass-Through Trust, 4.20%, 11/15/27	339	329
Lockheed Martin Corp.
2.50%, 11/23/20	225	232
3.55%, 01/15/26	200	216
4.50%, 05/15/36	105	120
4.07%, 12/15/42	243	261
4.70%, 05/15/46	95	113
Massachusetts Institute of Technology, 4.68%, 07/01/14	250	295
Norfolk Southern Corp.
5.90%, 06/15/19	300	334
2.90%, 02/15/23	79	82
3.85%, 01/15/24	200	219
4.84%, 10/01/41	224	261
Northrop Grumman Corp.
4.75%, 06/01/43	155	184
3.85%, 04/15/45	250	260
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	230
Precision Castparts Corp.
2.50%, 01/15/23	300	309
4.20%, 06/15/35	150	170
Raytheon Co., 3.13%, 10/15/20	500	530
Roper Industries Inc., 1.85%, 11/15/17	300	301
Ryder System Inc., 2.50%, 05/11/20	350	355
Stanley Black & Decker Inc., 3.40%, 12/01/21	150	161
Union Pacific Corp.
2.25%, 06/19/20	100	102
4.82%, 02/01/44	332	402
United Parcel Service Inc., 6.20%, 01/15/38	350	500
United Technologies Corp.
6.70%, 08/01/28	50	68
5.70%, 04/15/40	500	661
4.50%, 06/01/42	300	348
Waste Management Inc.
6.10%, 03/15/18	200	214
2.90%, 09/15/22	200	210
WW Grainger Inc., 4.60%, 06/15/45	200	235
		18,254
INFORMATION TECHNOLOGY - 2.1%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	210	219
4.50%, 11/28/34 (e)	300	330
Apple Inc.
2.10%, 05/06/19	500	511
2.85%, 05/06/21	300	316
2.40%, 05/03/23	650	662
3.45%, 05/06/24	400	433
2.45%, 08/04/26	320	321
4.65%, 02/23/46	695	804
Applied Materials Inc., 3.90%, 10/01/25	350	387
Autodesk Inc., 4.38%, 06/15/25	500	530
Baidu Inc., 2.75%, 06/09/19 (e)	400	409
CA Inc., 4.50%, 08/15/23	400	436
Cisco Systems Inc.
1.65%, 06/15/18	100	101
4.45%, 01/15/20	300	328
2.90%, 03/04/21	500	526
1.85%, 09/20/21	400	403
3.00%, 06/15/22	100	107
3.50%, 06/15/25 (e)	100	111
2.50%, 09/20/26	400	405
5.90%, 02/15/39	250	336
Computer Sciences Corp., 4.45%, 09/15/22	300	317
Corning Inc., 5.75%, 08/15/40	95	113
Fidelity National Information Services Inc.
3.50%, 04/15/23	200	210
5.00%, 10/15/25	70	80
Harris Corp.
4.40%, 12/15/20	250	271
3.83%, 04/28/25	250	265
5.05%, 04/27/45	250	287
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (r)	280	285
3.60%, 10/15/20 (r)	270	283
4.90%, 10/15/25 (r)	180	192
6.35%, 10/15/45 (r)	90	93
Hewlett-Packard Co.
4.30%, 06/01/21	200	216
4.05%, 09/15/22 (e)	300	319
Intel Corp.
2.70%, 12/15/22	200	209
3.70%, 07/29/25 (e)	500	555
4.25%, 12/15/42	400	437
International Business Machines Corp.
1.13%, 02/06/18	350	350
1.63%, 05/15/20 (e)	300	303
2.25%, 02/19/21	245	252

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
7.00%, 10/30/25	200	271
3.45%, 02/19/26	135	146
4.00%, 06/20/42	200	210
Jabil Circuit Inc., 4.70%, 09/15/22	300	315
Juniper Networks Inc., 4.35%, 06/15/25	200	209
Keysight Technologies Inc., 4.55%, 10/30/24	300	310
MasterCard Inc., 2.00%, 04/01/19	300	305
Microsoft Corp.
3.00%, 10/01/20	600	637
2.38%, 02/12/22	200	206
3.13%, 11/03/25	380	404
4.20%, 11/03/35	210	235
3.45%, 08/08/36	145	148
5.30%, 02/08/41	200	257
4.45%, 11/03/45	177	202
4.75%, 11/03/55	60	70
3.95%, 08/08/56	635	643
Motorola Solutions Inc., 3.50%, 09/01/21	300	309
Oracle Corp.
5.75%, 04/15/18	350	374
2.25%, 10/08/19	300	307
3.88%, 07/15/20	300	326
2.50%, 05/15/22	500	513
3.63%, 07/15/23	400	435
2.65%, 07/15/26	500	500
3.90%, 05/15/35	350	363
4.50%, 07/08/44	200	221
4.13%, 05/15/45	500	525
4.38%, 05/15/55	160	170
QUALCOMM Inc.
2.25%, 05/20/20	200	204
3.45%, 05/20/25	150	160
4.65%, 05/20/35	60	65
4.80%, 05/20/45 (e)	90	98
Seagate HDD Cayman, 5.75%, 12/01/34	250	208
Texas Instruments Inc., 1.65%, 08/03/19	200	202
Total System Services Inc., 3.80%, 04/01/21	500	531
Visa Inc.
2.20%, 12/14/20	315	323
3.15%, 12/14/25	305	322
4.15%, 12/14/35	115	130
4.30%, 12/14/45	205	238
Western Union Co., 5.25%, 04/01/20	200	219
Xerox Corp.
6.35%, 05/15/18	500	531
3.50%, 08/20/20 (e)	500	509
		25,063
MATERIALS - 0.8%
Airgas Inc., 2.38%, 02/15/20	250	254
Albemarle Corp., 5.45%, 12/01/44	150	175
Barrick Gold Corp., 5.95%, 10/15/39	300	342
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	500	535
4.13%, 02/24/42	250	260
CF Industries Inc, 3.45%, 06/01/23 (e)	250	250
Dow Chemical Co.
8.55%, 05/15/19 (l)	97	114
5.25%, 11/15/41	200	226
4.63%, 10/01/44	250	266
E. I. du Pont de Nemours & Co.
4.25%, 04/01/21	300	330
4.90%, 01/15/41	150	169
Eastman Chemical Co.
3.80%, 03/15/25	250	265
4.65%, 10/15/44	200	205
Ecolab Inc., 5.50%, 12/08/41	150	188
Goldcorp Inc., 3.63%, 06/09/21	300	316
International Paper Co.
3.80%, 01/15/26	350	372
8.70%, 06/15/38 (l)	150	222
LYB International Finance BV, 5.25%, 07/15/43	400	456
LyondellBasell Industries NV, 5.00%, 04/15/19	250	268
MeadWestvaco Corp., 7.38%, 09/01/19	250	287
Methanex Corp., 3.25%, 12/15/19	200	198
Monsanto Co., 3.60%, 07/15/42	300	270
Newmont Mining Corp.
3.50%, 03/15/22	500	519
5.88%, 04/01/35	50	56
Nucor Corp., 6.40%, 12/01/37	200	251
Packaging Corp. of America, 4.50%, 11/01/23	200	220
Plum Creek Timberlands LP, 4.70%, 03/15/21	200	217
Praxair Inc.
2.20%, 08/15/22	300	306
2.65%, 02/05/25	400	412
Rio Tinto Alcan Inc., 5.75%, 06/01/35	250	279
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (e)	250	269
Rio Tinto Finance USA Plc, 3.50%, 03/22/22	485	523
RPM International Inc., 6.13%, 10/15/19	200	223
Southern Copper Corp., 7.50%, 07/27/35	150	177
Vale Overseas Ltd.
5.88%, 06/10/21 (e)	500	524
6.88%, 11/21/36	400	390
		10,334
REAL ESTATE - 0.8%
Alexandria Real Estate Equities Inc., 4.50%, 07/30/29	250	269
American Tower Corp.
2.80%, 06/01/20	350	359
3.50%, 01/31/23	500	522
AvalonBay Communities Inc.
3.63%, 10/01/20	200	213
2.85%, 03/15/23	200	203
Boston Properties LP, 3.80%, 02/01/24	250	267
Brandywine Operating Partnership LP, 3.95%, 02/15/23	250	255
CBL & Associates LP, 5.25%, 12/01/23	200	204
CBRE Services Inc., 5.00%, 03/15/23	100	105
Crown Castle International Corp., 3.70%, 06/15/26	140	146
DDR Corp., 4.63%, 07/15/22	300	326
Digital Realty Trust LP, 3.40%, 10/01/20	350	365
Duke Realty LP, 3.88%, 10/15/22	200	213
EPR Properties, 4.50%, 04/01/25	200	203
ERP Operating LP, 2.38%, 07/01/19	300	306
Essex Portfolio LP, 3.88%, 05/01/24	200	212
Federal Realty Investment Trust, 4.50%, 12/01/44	100	114
HCP Inc.
5.38%, 02/01/21	300	336
6.75%, 02/01/41	200	247
Health Care REIT Inc., 6.13%, 04/15/20	400	453
Kimco Realty Corp., 3.20%, 05/01/21	350	365
Liberty Property LP, 3.75%, 04/01/25	200	210
Mid-America Apartments LP, 4.30%, 10/15/23	200	216
Omega Healthcare Investors Inc., 4.95%, 04/01/24	250	263
ProLogis LP, 3.75%, 11/01/25	500	538
Realty Income Corp., 4.13%, 10/15/26	250	269
Simon Property Group LP
3.38%, 03/15/22	400	425
3.30%, 01/15/26	500	529
6.75%, 02/01/40	100	144

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Ventas Realty LP
4.00%, 04/30/19	250	263
3.50%, 02/01/25	250	258
Weingarten Realty Investors, 3.38%, 10/15/22	100	103
Weyerhaeuser Co., 7.38%, 03/15/32	200	271
		9,172
TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de CV
6.38%, 03/01/35	200	245
4.38%, 07/16/42	200	197
AT&T Inc.
2.40%, 03/15/17	500	503
2.30%, 03/11/19	500	508
2.45%, 06/30/20	150	153
2.80%, 02/17/21	535	550
3.00%, 06/30/22	150	154
3.40%, 05/15/25	200	206
4.50%, 05/15/35	950	1,000
6.35%, 03/15/40	300	378
4.35%, 06/15/45	500	493
4.75%, 05/15/46	200	210
5.65%, 02/15/47	160	189
4.50%, 03/09/48 (r)	656	660
British Telecommunications Plc, 9.63%, 12/15/30 (k)	250	405
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (k)	300	467
France Telecom SA, 5.38%, 01/13/42	100	121
GTE Corp., 6.84%, 04/15/18	250	266
Orange SA, 2.75%, 02/06/19	250	257
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	647
Qwest Corp., 7.25%, 09/15/25	110	120
Rogers Communications Inc., 6.80%, 08/15/18	500	548
Telefonica Emisiones SAU, 5.13%, 04/27/20	350	386
Telefonica Europe BV, 8.25%, 09/15/30	500	729
Verizon Communications Inc.
4.50%, 09/15/20	100	110
3.45%, 03/15/21 (e)	500	533
1.75%, 08/15/21	500	495
2.45%, 11/01/22 (e)	500	508
5.15%, 09/15/23	250	291
6.00%, 04/01/41	600	757
4.86%, 08/21/46	1,250	1,404
5.01%, 08/21/54	300	332
4.67%, 03/15/55	500	526
Vodafone Group Plc
1.50%, 02/19/18	400	400
7.88%, 02/15/30	200	277
		15,025
UTILITIES - 1.9%
Alabama Power Co.
2.80%, 04/01/25	350	363
6.00%, 03/01/39	250	331
4.30%, 01/02/46	500	563
Ameren Illinois Co., 3.25%, 03/01/25	250	268
Appalachian Power Co., 6.70%, 08/15/37	200	266
Arizona Public Service Co.
3.35%, 06/15/24	100	108
4.50%, 04/01/42	100	115
Atmos Energy Corp., 4.13%, 10/15/44	300	327
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	250	290
Connecticut Light & Power Co., 5.50%, 02/01/19	360	393
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	382
5.70%, 06/15/40	100	131
Consumers Energy Co., 3.13%, 08/31/24	250	263
Detroit Edison Co., 5.60%, 06/15/18	250	268
Dominion Gas Holdings LLC, 3.55%, 11/01/23	200	211
Dominion Resources Inc.
2.50%, 12/01/19	200	205
4.45%, 03/15/21 (e)	200	220
2.85%, 08/15/26	350	348
7.00%, 06/15/38	200	274
DTE Electric Co.
3.38%, 03/01/25	200	217
6.63%, 06/01/36	60	86
Duke Energy Carolinas LLC
7.00%, 11/15/18	100	112
5.30%, 02/15/40	300	381
Duke Energy Corp., 1.80%, 09/01/21	350	348
Duke Energy Florida LLC, 3.40%, 10/01/46	60	59
Duke Energy Indiana Inc., 6.12%, 10/15/35	250	331
Duke Energy Progress LLC, 4.20%, 08/15/45	500	557
Entergy Arkansas Inc., 3.75%, 02/15/21	400	430
Exelon Corp.
2.85%, 06/15/20	320	331
3.95%, 06/15/25	150	162
4.95%, 06/15/35	250	284
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	209
Florida Power & Light Co.
5.95%, 10/01/33	200	265
5.13%, 06/01/41	200	253
Florida Power Corp., 4.55%, 04/01/20	300	330
Georgia Power Co., 4.25%, 12/01/19	300	324
Great Plains Energy Inc., 4.85%, 06/01/21	250	274
Hydro Quebec, 9.40%, 02/01/21	250	324
Iberdrola International BV, 6.75%, 07/15/36	150	200
Interstate Power & Light Co., 3.25%, 12/01/24	300	317
Kentucky Utilities Co., 5.13%, 11/01/40	300	374
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	320
MidAmerican Energy Co.
3.50%, 10/15/24	200	218
6.75%, 12/30/31	50	70
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	500	689
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	110
2.40%, 09/15/19	300	306
NiSource Finance Corp., 5.95%, 06/15/41	250	313
Northern States Power Co.
5.25%, 03/01/18	350	370
2.15%, 08/15/22	200	203
4.13%, 05/15/44	500	566
NorthWestern Corp., 4.18%, 11/15/44	150	163
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	190
5.25%, 09/30/40	200	253
Pacific Gas & Electric Co.
6.05%, 03/01/34	200	267
4.45%, 04/15/42	400	455
PacifiCorp
2.95%, 06/01/23	300	315
6.25%, 10/15/37	200	278
PECO Energy Co., 4.15%, 10/01/44	250	277
Piedmont Natural Gas Co. Inc., 4.10%, 09/18/34	250	261
Progress Energy Inc., 7.75%, 03/01/31	300	424
PSEG Power LLC, 8.63%, 04/15/31	75	98
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	261
Puget Sound Energy Inc., 5.76%, 10/01/39	200	264
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	259

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sempra Energy, 9.80%, 02/15/19	300	355
South Carolina Electric & Gas Co., 4.50%, 06/01/64	100	106
Southern California Edison Co.
6.00%, 01/15/34	75	99
5.63%, 02/01/36	195	251
5.95%, 02/01/38	200	272
4.05%, 03/15/42	200	221
Southern California Gas Co., 4.45%, 03/15/44	150	178
Southern Co.
4.25%, 07/01/36	500	532
4.40%, 07/01/46	400	433
Teco Finance Inc., 5.15%, 03/15/20	200	220
Union Electric Co., 3.65%, 04/15/45	350	367
Virginia Electric & Power Co.
5.95%, 09/15/17	250	261
6.00%, 05/15/37	200	267
4.45%, 02/15/44	100	115
Wisconsin Energy Corp.
2.45%, 06/15/20	200	204
3.55%, 06/15/25	60	64
Wisconsin Power & Light Co., 4.10%, 10/15/44	150	165
		22,534
Total Corporate Bonds and Notes (cost $301,666)		318,840

GOVERNMENT AND AGENCY OBLIGATIONS - 70.9%
GOVERNMENT SECURITIES - 42.9%
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank
0.75%, 09/08/17	600	600
5.00%, 11/17/17	355	372
1.00%, 12/19/17	1,100	1,103
2.00%, 09/14/18	655	669
0.88%, 10/01/18	1,500	1,499
1.63%, 06/14/19	250	254
1.13%, 06/21/19 - 07/14/21	1,900	1,903
4.13%, 03/13/20	450	496
1.38%, 02/18/21	1,500	1,509
2.88%, 09/13/24	300	325
5.50%, 07/15/36	200	291
		9,021
Federal Home Loan Mortgage Corp. - 0.7% (w)
Federal Home Loan Mortgage Corp.
5.13%, 11/17/17	800	839
0.88%, 03/07/18	1,300	1,301
3.75%, 03/27/19	480	513
1.75%, 05/30/19	750	766
1.25%, 08/01/19 (e)	750	755
1.40%, 08/22/19	500	505
1.38%, 05/01/20	800	809
1.13%, 08/12/21	750	742
2.38%, 01/13/22	500	526
6.75%, 09/15/29 - 03/15/31	180	276
6.25%, 07/15/32	900	1,357
		8,389
Federal National Mortgage Association - 0.9% (w)
Federal National Mortgage Association
0.88%, 10/26/17 - 08/02/19	3,300	3,300
1.00%, 12/28/17 - 04/30/18	1,500	1,500
1.38%, 01/28/19	1,000	1,011
1.75%, 09/12/19	700	715
0.00%, 10/09/19 (j)	680	653
1.50%, 06/22/20 (e)	500	508
1.25%, 08/17/21 (e)	500	498
2.63%, 09/06/24	500	535
7.25%, 05/15/30	540	856
6.63%, 11/15/30	631	961
		10,537
Municipals - 1.0%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	200	301
Bay Area Toll Authority, 6.26%, 04/01/49	200	306
Chicago Transit Authority, 6.90%, 12/01/40	200	267
City of Houston TX Utility System Revenue, 3.83%, 05/15/28	250	279
City of New York, 5.97%, 03/01/36	200	269
City of San Francisco Public Utilities Commission, 6.00%, 11/01/40	200	267
Commonwealth of Massachusetts, 4.91%, 05/01/29	300	376
Cook County, Illinois, 6.23%, 11/15/34	100	124
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	284
Dallas County Hospital District, 5.62%, 08/15/44	300	397
Dallas Independent School District (insured by Texas Permanent School Fund), 6.45%, 02/15/35	300	359
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	407
Los Angeles Department of Water & Power, 5.72%, 07/01/39	245	327
Los Angeles Unified School District, 5.76%, 07/01/29	200	256
Metropolitan Transportation Authority, 6.65%, 11/15/39	290	418
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	200	251
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	253
New Jersey State Turnpike Authority, 7.10%, 01/01/41	250	381
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	235	340
New York City Transitional Finance Authority, 5.77%, 08/01/36	260	342
Ohio State University, 3.80%, 12/01/46	500	543
Ohio State University, College & University Revenue, 4.91%, 06/01/40	200	253
Port Authority of New York & New Jersey
6.04%, 12/01/29	200	266
4.46%, 10/01/62	300	345
San Diego County Water Authority Financing Corp., 6.14%, 05/01/49	260	370
State of California
7.30%, 10/01/39	150	228
7.60%, 11/01/40	400	648
State of Connecticut
5.09%, 10/01/30	250	291
5.85%, 03/15/32	125	160
State of Georgia, 4.50%, 11/01/25	300	344
State of Illinois, 5.10%, 06/01/33	300	289
State of Illinois, Transit Improvements, 7.35%, 07/01/35	400	450
State of Texas, 5.52%, 04/01/39	200	279
State of Wisconsin (insured by Assured Guaranty Municipal Corp.), 5.70%, 05/01/26	500	613
State Public School Building Authority, 5.00%, 09/15/27	300	327
University of California, 1.80%, 07/01/19	250	253
		11,863

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sovereign - 3.6%
African Development Bank, 1.63%, 10/02/18	750	759
Asian Development Bank
5.59%, 07/16/18	400	430
1.88%, 04/12/19	1,160	1,184
1.63%, 08/26/20	500	507
2.13%, 03/19/25	200	206
6.38%, 10/01/28	210	298
Canada Government International Bond, 1.63%, 02/27/19	700	711
Chile Government International Bond, 3.88%, 08/05/20	100	109
Colombia Government International Bond
8.13%, 05/21/24 (e)	400	529
7.38%, 09/18/37	400	538
5.63%, 02/26/44	200	232
Council Of Europe Development Bank, 1.63%, 03/10/20	500	506
European Investment Bank
1.00%, 06/15/18	1,700	1,700
1.13%, 08/15/18 - 08/15/19	1,500	1,502
1.88%, 03/15/19 - 02/10/25	1,000	1,011
1.25%, 05/15/19	750	752
1.38%, 06/15/20	340	341
4.00%, 02/16/21	500	556
2.50%, 04/15/21	400	420
Export Development Canada, 1.75%, 08/19/19	500	509
FMS Wertmanagement AoeR, 1.75%, 03/17/20	300	305
Hungary Government International Bond
4.00%, 03/25/19	250	262
5.38%, 03/25/24	250	290
7.63%, 03/29/41 (e)	250	392
Inter-American Development Bank
1.25%, 01/16/18	300	302
1.13%, 08/28/18	500	502
3.88%, 02/14/20	700	761
2.13%, 01/15/25	500	516
4.38%, 01/24/44	100	132
International Bank for Reconstruction & Development
1.38%, 04/10/18 - 05/24/21 (e)	770	775
0.88%, 07/19/18	705	705
1.00%, 10/05/18	310	310
1.88%, 10/07/19 - 10/07/22	450	459
2.25%, 06/24/21	750	780
1.38%, 09/20/21	220	220
1.63%, 02/10/22	350	354
7.63%, 01/19/23	300	410
2.50%, 07/29/25	340	360
International Finance Corp.
2.13%, 11/17/17	500	507
0.63%, 12/21/17 (e)	500	499
1.63%, 07/16/20	500	508
Israel Government AID Bond, 5.50%, 04/26/24	142	179
Israel Government International Bond, 4.00%, 06/30/22	500	556
Italy Government International Bond
6.88%, 09/27/23	450	563
5.38%, 06/15/33	200	244
Japan Bank for International Cooperation
1.88%, 04/20/21	200	202
2.13%, 02/10/25	250	253
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	300	327
Kreditanstalt fur Wiederaufbau
0.88%, 12/15/17 - 04/19/18	980	980
1.00%, 01/26/18	350	351
1.13%, 08/06/18	750	752
1.50%, 02/06/19 - 06/15/21	915	923
1.75%, 10/15/19	300	305
1.88%, 06/30/20	620	633
2.75%, 09/08/20	500	528
1.63%, 03/15/21	220	222
2.63%, 01/25/22	700	741
2.50%, 11/20/24	300	318
2.00%, 05/02/25	680	693
0.00%, 06/29/37 (j)	300	178
Mexico Government International Bond
3.50%, 01/21/21 (e)	900	957
3.60%, 01/30/25	230	239
8.30%, 08/15/31 (e)	300	487
4.75%, 03/08/44	556	578
5.55%, 01/21/45	500	580
4.60%, 01/23/46	250	254
Nordic Investment Bank, 1.13%, 03/19/18	200	201
Panama Government International Bond
5.20%, 01/30/20	200	221
6.70%, 01/26/36	400	546
Peru Government International Bond
4.13%, 08/25/27 (e)	500	571
6.55%, 03/14/37	250	354
Philippine Government International Bond
6.50%, 01/20/20 (e)	400	461
4.20%, 01/21/24	500	569
9.50%, 02/02/30	400	689
Poland Government International Bond
5.00%, 03/23/22	500	570
3.00%, 03/17/23	500	520
Province of British Columbia, Canada, 6.50%, 01/15/26	70	95
Province of Manitoba, Canada, 3.05%, 05/14/24	350	378
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	336
Province of Ontario, Canada
3.15%, 12/15/17	300	308
1.20%, 02/14/18	500	501
3.20%, 05/16/24	300	325
Province of Quebec, Canada
7.50%, 07/15/23	100	132
7.13%, 02/09/24	250	330
2.88%, 10/16/24	300	319
Republic of Korea, 5.63%, 11/03/25 (e)	250	326
South Africa Government International Bond
4.67%, 01/17/24 (e)	200	211
5.38%, 07/24/44 (e)	250	272
Tennessee Valley Authority
5.25%, 09/15/39	200	277
5.38%, 04/01/56	300	426
Uruguay Government International Bond
4.38%, 10/27/27	190	205
4.13%, 11/20/45	200	188
		43,523
U.S. Treasury Securities - 35.9%
U.S. Treasury Bond
8.13%, 08/15/19 - 08/15/21	2,300	2,869
8.50%, 02/15/20	1,000	1,250
7.25%, 08/15/22	1,000	1,339
6.25%, 08/15/23	780	1,029
6.00%, 02/15/26	1,650	2,289
6.13%, 11/15/27	950	1,380
5.38%, 02/15/31	1,680	2,454
4.50%, 02/15/36 - 08/15/39	2,389	3,379
4.75%, 02/15/37 - 02/15/41	2,865	4,198
4.38%, 02/15/38 - 05/15/41	3,188	4,467
3.50%, 02/15/39	230	285

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.25%, 05/15/39 - 11/15/40	2,374	3,267
3.88%, 08/15/40	1,195	1,563
3.75%, 08/15/41 - 11/15/43	3,258	4,252
3.13%, 11/15/41 - 08/15/44	5,394	6,307
3.00%, 05/15/42 - 11/15/45	9,610	10,992
2.75%, 08/15/42 - 11/15/42	2,618	2,859
2.88%, 05/15/43 - 08/15/45	3,775	4,216
3.63%, 08/15/43 - 02/15/44	5,575	7,119
3.38%, 05/15/44	2,540	3,108
2.50%, 02/15/45 - 05/15/46	6,965	7,224
2.25%, 08/15/46	1,740	1,714
U.S. Treasury Note
1.88%, 09/30/17 - 10/31/22	11,360	11,636
0.88%, 10/15/17 - 06/15/19	28,297	28,343
0.75%, 10/31/17 - 08/15/19	22,565	22,555
4.25%, 11/15/17	1,452	1,509
0.63%, 11/30/17 - 06/30/18	6,785	6,775
2.25%, 11/30/17 - 11/15/25	12,496	13,053
1.00%, 12/15/17 - 11/30/19	17,915	17,980
2.75%, 12/31/17 - 02/15/19	3,929	4,049
2.63%, 01/31/18 - 08/15/20	3,615	3,736
2.88%, 03/31/18	1,174	1,211
2.38%, 05/31/18 - 12/31/20	3,240	3,365
1.13%, 06/15/18 - 12/31/19 (e)	3,245	3,265
1.38%, 07/31/18 - 08/31/23	33,360	33,676
0.75%, 08/31/18 (e)	1,575	1,575
1.50%, 08/31/18 - 05/31/19 (e)	7,064	7,171
1.25%, 10/31/18 - 07/31/23	18,837	18,948
1.75%, 10/31/18 - 01/31/23	19,740	20,236
3.75%, 11/15/18	690	733
1.50%, 12/31/18 - 08/15/26	18,915	19,120
1.13%, 01/15/19 - 08/31/21	13,425	13,441
1.63%, 03/31/19 - 05/15/26	42,285	42,930
3.13%, 05/15/19 - 05/15/21	3,410	3,664
3.63%, 08/15/19 - 02/15/20	5,345	5,787
3.38%, 11/15/19	2,110	2,268
3.50%, 05/15/20	2,550	2,774
2.00%, 07/31/20 - 08/15/25	20,285	21,046
2.63%, 11/15/20 (e)	3,638	3,862
2.00%, 11/30/20 (e)	1,540	1,596
3.63%, 02/15/21 (e)	2,000	2,213
2.13%, 08/15/21 - 05/15/25	17,995	18,816
1.75%, 05/15/23 (e)	3,520	3,600
2.50%, 08/15/23	2,509	2,689
2.75%, 02/15/24 (e)	4,045	4,415
2.50%, 05/15/24 (e)	2,864	3,079
2.38%, 08/15/24 (e)	3,080	3,283
		431,959
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.0%
Federal Home Loan Mortgage Corp. - 7.9%
Federal Home Loan Mortgage Corp.
4.50%, 01/01/18 - 10/01/44	6,357	6,982
5.00%, 05/01/18 - 07/01/41	3,431	3,798
4.00%, 04/01/19 - 02/01/46	14,282	15,338
3.50%, 10/01/20 - 06/01/46	20,068	21,210
3.00%, 02/01/24 - 07/01/46	20,129	21,026
2.50%, 08/01/27 - 06/01/45	6,071	6,289
6.50%, 07/01/28 - 03/01/39	303	357
5.50%, 11/01/28 - 02/01/40	2,285	2,588
2.00%, 01/01/29 - 05/01/30	686	698
6.00%, 02/01/29 - 05/01/40	1,035	1,192
2.50%, 10/15/31, TBA (g)	725	751
3.00%, 10/15/31 - 10/15/46, TBA (g)	2,825	2,936
3.50%, 10/15/31 - 10/15/46, TBA (g)	4,925	5,196
6.10%, 01/01/37 (i)	9	9
2.40%, 10/01/43 (i)	255	263
4.00%, 10/15/46, TBA (g)	125	134
REMIC, 3.40%, 07/25/19	460	472
REMIC, 2.08%, 12/25/19	205	207
REMIC, 4.19%, 12/25/20 (i)	600	661
REMIC, 3.87%, 04/25/21	1,000	1,094
REMIC, 2.87%, 12/25/21	360	381
REMIC, 3.02%, 02/25/23	239	251
REMIC, 3.31%, 05/25/23 (i)	550	601
REMIC, 3.06%, 07/25/23 (i)	500	539
REMIC, 3.30%, 07/25/24	1,000	1,097
REMIC, 3.21%, 03/25/25	1,000	1,091
		95,161
Federal National Mortgage Association - 12.0%
Federal National Mortgage Association
6.00%, 11/01/16 - 09/01/39	1,839	2,115
6.50%, 12/01/16 - 12/01/38	590	685
5.50%, 01/01/17 - 02/01/42	3,325	3,777
5.00%, 10/01/17 - 05/01/44	4,990	5,571
4.50%, 02/01/18 - 01/01/45	10,902	11,958
4.00%, 07/01/18 - 01/01/46	22,674	24,377
3.50%, 08/01/21 - 03/01/46	28,199	29,825
2.50%, 12/01/21 - 04/01/46	8,776	9,077
3.00%, 11/01/26 - 09/01/46	32,105	33,545
2.00%, 09/01/28 - 05/01/30	906	922
7.00%, 02/01/31 - 02/01/38	78	88
2.00%, 10/15/31, TBA (g)	250	253
2.50%, 10/15/31, TBA (g)	1,350	1,398
3.00%, 10/15/31 - 10/15/46, TBA (g)	3,850	4,004
7.50%, 11/01/37	5	6
3.59%, 08/01/40 (i)	61	64
2.76%, 01/01/41 (i)	100	104
3.42%, 05/01/41 (i)	106	111
2.42%, 10/01/42 (i)	62	64
2.17%, 05/01/43 (i)	256	263
2.69%, 11/01/43 (i)	148	154
2.43%, 01/01/46 (i)	185	191
3.50%, 10/15/46, TBA (g)	11,725	12,374
4.00%, 10/15/46, TBA (g)	2,425	2,605
REMIC, 2.59%, 04/25/23 (i)	644	664
REMIC, 3.46%, 01/25/24 (i)	392	422
		144,617
Government National Mortgage Association - 8.1%
Government National Mortgage Association
4.00%, 12/15/24 - 04/20/46	15,561	16,730
4.50%, 04/20/26 - 04/20/46	8,234	9,067
3.50%, 05/15/26 - 03/20/46	14,798	15,754
3.00%, 04/15/27 - 05/20/46	12,877	13,534
2.50%, 09/20/27 - 07/20/43	1,010	1,044
8.00%, 04/15/30	7	7
8.50%, 06/15/30 - 12/15/30	2	2
5.50%, 12/15/31 - 02/20/44	2,902	3,293
6.00%, 05/15/32 - 12/20/40	511	591
5.00%, 03/15/33 - 01/20/45	4,655	5,201
6.50%, 07/15/38	36	45
1.87%, 07/20/40 (i)	71	73
3.00%, 07/20/42 (i)	225	233
2.50%, 12/20/45 (i)	258	265
3.00%, 10/15/46, TBA (g)	8,250	8,644
3.50%, 10/15/46, TBA (g)	20,675	21,961
4.00%, 10/15/46, TBA (g)	375	402
4.50%, 10/15/46, TBA (g)	300	324
		97,170
Total Government and Agency Obligations (cost $827,741)		852,240

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 6.9%
Investment Company - 5.6%
JNL Money Market Fund, 0.24% (a) (h)	66,527	66,527

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	15,081	15,081
Total Short Term Investments (cost $81,608)		81,608
Total Investments - 105.8% (cost $1,230,116)		1,272,293
Total Forward Sales Commitments - (0.4%) (proceeds $4,435)		(4,445)
Other Assets and Liabilities, Net - (5.4%)		(65,670)
Total Net Assets - 100.0%		$1,202,178

FORWARD SALES COMMITMENTS - 0.4%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%
Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp.
4.50%, 10/15/31, TBA (g)	$120	$123
5.00%, 10/15/31, TBA (g)	150	154
		277
Federal National Mortgage Association - 0.1%
Federal National Mortgage Association
4.50%, 10/15/31, TBA (g)	100	102
4.50%, 10/15/46, TBA (g)	250	274
		376
Government National Mortgage Association - 0.3%
Government National Mortgage Association
3.50%, 10/15/46, TBA (g)	500	532
4.50%, 10/15/46, TBA (g)	100	110
5.00%, 10/15/46, TBA (g)	800	891
5.50%, 10/15/46, TBA (g)	2,000	2,259
		3,792
Total Forward Sales Commitments - 0.4% (proceeds $4,435)		$4,445

JNL/Mellon Capital Utilities Sector Fund
COMMON STOCKS - 99.9%
UTILITIES - 99.9%
8Point3 Energy Partners LP - Class A	2	$30
AES Corp.	70	897
Allete Inc.	5	301
Alliant Energy Corp.	24	915
Ameren Corp.	26	1,254
American Electric Power Co. Inc.	52	3,355
American States Water Co.	4	161
American Water Works Co. Inc.	19	1,414
Aqua America Inc.	19	579
Atmos Energy Corp.	11	798
Avista Corp.	7	283
Black Hills Corp. (e)	5	323
California Water Service Group	5	156
Calpine Corp. (c)	36	454
CenterPoint Energy Inc.	43	1,002
Chesapeake Utilities Corp.	2	104
CMS Energy Corp.	30	1,250
Connecticut Water Services Inc.	1	58
Consolidated Edison Inc.	32	2,427
Dominion Resources Inc.	65	4,864
DTE Energy Co.	19	1,779
Duke Energy Corp.	73	5,859
Dynegy Inc. (c) (e)	11	134
Edison International	35	2,505
El Paso Electric Co.	4	205
Empire District Electric Co.	4	149
Entergy Corp.	19	1,457
Eversource Energy	34	1,829
Exelon Corp.	98	3,263
FirstEnergy Corp.	45	1,478
Great Plains Energy Inc.	16	445
Hawaiian Electric Industries Inc.	11	335
IDACORP Inc.	5	419
ITC Holdings Corp.	16	751
MDU Resources Group Inc.	20	501
MGE Energy Inc.	4	214
Middlesex Water Co. (e)	2	56
National Fuel Gas Co.	8	407
New Jersey Resources Corp.	9	305
NextEra Energy Inc.	49	5,997
NextEra Energy Partners LP	6	155
NiSource Inc.	34	815
Northwest Natural Gas Co.	3	179
NorthWestern Corp.	5	296
NRG Energy Inc.	33	374
NRG Yield Inc. - Class A	3	53
NRG Yield Inc. - Class C	7	115
OGE Energy Corp.	21	669
ONE Gas Inc.	6	344
Ormat Technologies Inc.	4	196
Otter Tail Corp.	4	131
Pattern Energy Group Inc. - Class A (e)	8	172
PG&E Corp.	53	3,227
Piedmont Natural Gas Co. Inc.	9	524
Pinnacle West Capital Corp.	12	889
PNM Resources Inc.	9	279
Portland General Electric Co.	9	402
PPL Corp.	72	2,490
Public Service Enterprise Group Inc.	54	2,255
SCANA Corp.	14	1,036
Sempra Energy	25	2,703
SJW Corp.	1	61
South Jersey Industries Inc.	8	248
Southern Co.	100	5,117
Southwest Gas Corp.	5	352
Spire Inc.	5	307
Talen Energy Corp. (c)	7	99
TerraForm Global Inc. - Class A (e)	9	38
TerraForm Power Inc. - Class A	5	74
UGI Corp.	18	822
Unitil Corp.	1	58
Vectren Corp.	9	447
WEC Energy Group Inc.	34	2,012
Westar Energy Inc.	15	859
WGL Holdings Inc.	5	323
Xcel Energy Inc.	54	2,224
York Water Co.	1	33
Total Common Stocks (cost $75,163)		79,091

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 0.7%
Investment Company - 0.5%
JNL Money Market Fund, 0.24% (a) (h)	415	415

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	118	118
Total Short Term Investments (cost $533)		533
Total Investments - 100.6% (cost $75,696)		79,624
Other Assets and Liabilities, Net - (0.6%)		(444)
Total Net Assets - 100.0%		$79,180

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/Morgan Stanley Mid Cap Growth Fund
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 16.6%
Chipotle Mexican Grill Inc. (c)	1	$426
Dollar Tree Inc. (c)	15	1,215
Dunkin’ Brands Group Inc. (e)	87	4,510
Lululemon Athletica Inc. (c) (e)	19	1,176
Marriott International Inc. - Class A	47	3,195
Michael Kors Holdings Ltd. (c)	37	1,741
Tesla Motors Inc. (c) (e)	27	5,424
TripAdvisor Inc. (c)	8	528
Under Armour Inc. - Class C (c)	39	1,334
Zalando SE (c)	27	1,120
		20,669
CONSUMER STAPLES - 3.3%
Mead Johnson Nutrition Co.	51	4,034

FINANCIALS - 9.9%
Affiliated Managers Group Inc. (c)	8	1,098
LendingClub Corp. (c) (e)	143	887
MSCI Inc. - Class A	40	3,383
S&P Global Inc.	55	6,904
		12,272
HEALTH CARE - 22.7%
Alnylam Pharmaceuticals Inc. (c) (e)	7	479
athenahealth Inc. (c) (e)	48	5,991
DexCom Inc. (c)	19	1,632
Illumina Inc. (c)	45	8,216
Intrexon Corp. (c) (e)	18	498
Intuitive Surgical Inc. (c)	10	7,095
Juno Therapeutics Inc. (c) (e)	7	223
Zoetis Inc. - Class A	79	4,098
		28,232
INDUSTRIALS - 9.4%
Fastenal Co.	26	1,101
IHS Markit Ltd.	97	3,632
TransDigm Group Inc. (c)	6	1,815
Verisk Analytics Inc. - Class A (c)	54	4,349
XPO Logistics Inc. (c) (e)	22	818
		11,715
INFORMATION TECHNOLOGY - 33.1%
3D Systems Corp. (c) (e)	19	340
Atlassian Corp. Plc - Class A (c)	20	598
FireEye Inc. (c) (e)	33	490
FleetCor Technologies Inc. (c)	20	3,511
Flipkart Ltd. - Series D (c) (f) (p) (q)	11	556
Gartner Inc. (c)	14	1,237
LinkedIn Corp. - Class A (c)	6	1,222
MercadoLibre Inc.	13	2,432
Mobileye NV (c)	16	696
NetSuite Inc. (c)	11	1,242
Nvidia Corp.	17	1,193
Palo Alto Networks Inc. (c)	6	1,030
Pandora Media Inc. (c) (e)	62	882
ServiceNow Inc. (c)	48	3,820
Splunk Inc. (c)	64	3,760
Stratasys Ltd. (c) (e)	6	155
SurveyMonkey Inc. (c) (f) (p) (q)	41	419
Tableau Software Inc. - Class A (c)	13	716
Twitter Inc. (c) (e)	193	4,441
Workday Inc. - Class A (c) (e)	76	6,976
Yelp Inc. (c)	23	979
Zillow Group Inc. - Class A (c) (e)	43	1,476
Zillow Group Inc. - Class C (c) (e)	85	2,949
		41,120
Total Common Stocks (cost $110,523)		118,042

PREFERRED STOCKS - 0.3%
INFORMATION TECHNOLOGY - 0.3%
Dropbox Inc. - Series A-1 (c) (f) (p) (q) (v)	4	61
Dropbox Inc. - Series C (c) (f) (p) (q)	25	342
Total Preferred Stocks (cost $523)		403

PURCHASED OPTIONS - 0.0%
Chinese Yuan versus USD Call Option, Strike Price CNY 7.60, Expiration 12/01/16, RBS (q)	22,561	1
Total Purchased Options (cost $104)		1

SHORT TERM INVESTMENTS - 17.4%
Investment Company - 4.6%
JNL Money Market Fund, 0.24% (a) (h)	5,735	5,735

Securities Lending Collateral - 12.8%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	15,820	15,820
Total Short Term Investments (cost $21,555)		21,555
Total Investments - 112.7% (cost $132,705)		140,001
Other Assets and Liabilities, Net - (12.7%)		(15,765)
Total Net Assets - 100.0%		$124,236

	Shares/Par/Notional †
JNL Multi-Manager Alternative Fund
COMMON STOCKS - 37.4%
CONSUMER DISCRETIONARY - 6.3%
Aaron’s Inc.	14	$343
Abercrombie & Fitch Co. - Class A	55	871
Alimentation Couche-Tard Inc.	34	1,633
Amaya Inc. (e)	10	159
American Eagle Outfitters Inc.	35	629
Best Buy Co. Inc. (o)	44	1,684
Big Lots Inc.	25	1,175
Bloomin’ Brands Inc.	34	581
Brunswick Corp.	6	303
CBS Corp. (o)	8	427
Cie Financiere Richemont SA	14	834
Clear Channel Outdoor Holdings Inc.	34	197
Cooper Tire & Rubber Co.	9	327
Darden Restaurants Inc.	31	1,870
Dillard’s Inc.	19	1,178
Garmin Ltd.	36	1,708
Hyatt Hotels Corp. - Class A (c)	17	817
Hyundai Motor Co.	6	800
International Game Technology Plc	8	200
Isle of Capri Casinos Inc. (c)	1	32
Italiaonline SpA (c)	38	86
J.C. Penney Co. Inc. (c)	113	1,046
Jarden Corp. (c) (f) (q) *	56	3,293
KB Home	39	635
Kohl’s Corp.	39	1,706
Lear Corp.	2	194
Liberty Braves Group - Class A (c)	12	206
Liberty Media Group - Class A (c) (o)	9	258
Liberty SiriusXM Group - Class A (c)	55	1,873
Live Nation Inc. (c)	1	41

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Lowe’s Cos. Inc.	12	852
Marriott International Inc. ‡	18	1,205
McDonald’s Corp.	8	946
Media General Inc. (c) (o)	284	5,231
Media Nusantara Citra Tbk PT	4,133	642
Michael Kors Holdings Ltd. (c)	5	243
Naspers Ltd. - Class N	23	3,986
Penn National Gaming Inc. (c)	31	419
PVH Corp.	7	796
Rent-A-Center Inc.	37	470
Signet Jewelers Ltd.	10	772
Societe Television Francaise 1	122	1,184
Swatch Group AG (e)	3	848
Tempur Sealy International Inc. (c)	6	363
Urban Outfitters Inc. (c)	46	1,574
Wolters Kluwer NV	29	1,228
Wolverine World Wide Inc.	4	92
WPP Plc	128	3,003
		48,960
CONSUMER STAPLES - 3.3%
Anheuser-Busch InBev NV	28	3,648
Associated British Foods Plc	23	759
Carlsberg A/S - Class B	27	2,554
Kellogg Co.	21	1,627
Lenta Ltd. - ADR (c) (r)	35	286
Molson Coors Brewing Co. - Class B (o)	29	3,205
Nu Skin Enterprises Inc. - Class A (o)	33	2,144
Procter & Gamble Co. (f)	32	2,849
Procter & Gamble Co. ‡	4	385
Reynolds American Inc. (o)	52	2,429
Rite Aid Corp. (c) (o)	69	530
Seaboard Corp. (c)	—	224
SUPERVALU Inc. (c)	100	498
Tyson Foods Inc. - Class A (o)	10	709
Unilever NV - CVA	10	441
Wal-Mart Stores Inc. (o)	10	707
Walgreens Boots Alliance Inc. (o)	25	2,049
WhiteWave Foods Co. (c)	11	611
		25,655
ENERGY - 2.9%
Atwood Oceanics Inc.	46	397
Cenovus Energy Inc.	11	158
Columbia Pipeline Group Inc. (f) (q)	42	1,063
CONSOL Energy Inc.	102	1,960
Continental Resources Inc. (c) (o)	20	1,029
Crescent Point Energy Corp.	63	826
Denbury Resources Inc.	294	948
EnCana Corp.	86	905
Enerplus Corp.	163	1,046
Ensco Plc - Class A	173	1,469
FMC Technologies Inc. (c)	65	1,919
Galp Energia SGPS SA (r)	76	1,033
Gazprom OAO - ADR	68	287
Halliburton Co.	16	704
Lukoil PJSC - ADR	8	380
Nabors Industries Ltd.	71	868
Noble Corp. Plc	168	1,068
Occidental Petroleum Corp.	3	225
Oneok Inc. (o)	5	257
Premier Oil Plc (c)	464	413
QEP Resources Inc.	65	1,275
Rosneft OAO - GDR	31	168
Rowan Cos. Plc - Class A	83	1,251
Seadrill Ltd. (c)	211	499
Showa Shell Sekiyu KK	58	540
Unit Corp. (c)	29	541
Valero Energy Corp. (o)	20	1,049
		22,278
FINANCIALS - 5.4%
Alleghany Corp. (c)	1	439
Ally Financial Inc. (c)	53	1,038
American Capital Ltd. (c) (o)	163	2,755
American Express Co.	25	1,602
American International Group Inc.	47	2,779
Annaly Capital Management Inc. (o)	116	1,219
Aon Plc - Class A	23	2,555
Assured Guaranty Ltd.	81	2,242
Azimut Holding SpA	50	737
Bank of America Corp.	128	2,002
CIT Group Inc.	64	2,313
Citigroup Inc. (o)	74	3,517
E*TRADE Financial Corp. (c)	17	507
ECN Capital Corp.	6	16
Genworth Financial Inc. - Class A (c)	276	1,368
Goldman Sachs Group Inc. (o)	3	411
Groupe Bruxelles Lambert SA	15	1,357
ING Groep NV	69	847
KeyCorp	66	809
Legg Mason Inc.	20	659
Leucadia National Corp.	96	1,821
LPL Financial Holdings Inc.	22	668
Navient Corp.	156	2,252
Nelnet Inc. - Class A	23	924
NorthStar Asset Management Group Inc.	8	99
PrivateBancorp Inc.	51	2,340
Prudential Financial Inc. (o)	17	1,355
Sampo Oyj	18	818
Santander Consumer USA Holdings Inc. (c)	61	747
Sun Life Financial Inc.	5	176
The Governor & Co. of the Bank of Ireland (c)	2,847	595
WL Ross Holding Corp. (c) (f) (p) (q)	13	40
WL Ross Nexeo Holding Corp. (c) (f) (p) (q)	95	748
WLRS Fund I LLC (c) (f) (p) (q)	—	29
		41,784
HEALTH CARE - 3.3%
Ablynx NV	1	9
Allergan Plc (c)	1	253
Baxter International Inc.	36	1,690
Biogen Inc. (c) (o)	5	1,697
BioMarin Pharmaceutical Inc. (c)	9	819
Gilead Sciences Inc. (o)	23	1,788
Halyard Health Inc. (c)	25	873
Hologic Inc. (c) (o)	13	505
Johnson & Johnson (o)	4	461
Ligand Pharmaceuticals Inc. (c)	5	510
Merck & Co. Inc. (o)	9	580
Neurocrine Biosciences Inc. (c)	9	458
Novartis AG	30	2,377
PDL BioPharma Inc.	127	426
Prestige Brands Holdings Inc. (c)	12	565
Quorum Health Corp. (c)	14	88
Shire Plc	8	539
St. Jude Medical Inc. (o)	68	5,410
Teva Pharmaceutical Industries Ltd. - ADR	23	1,060
Thermo Fisher Scientific Inc.	7	1,131
United Therapeutics Corp. (c)	13	1,582
Veeva Systems Inc. - Class A (c)	26	1,061
WellCare Health Plans Inc. (c)	10	1,159
Zoetis Inc. - Class A	16	809
		25,850

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INDUSTRIALS - 3.1%
Adecco Group AG	21	1,203
Air Lease Corp. - Class A (e)	4	105
Allison Transmission Holdings Inc.	37	1,064
Delta Air Lines Inc. (o)	2	91
Deluxe Corp.	7	461
Eiffage SA	22	1,683
Esterline Technologies Corp. (c)	15	1,168
Fanuc Ltd.	8	1,351
FTI Consulting Inc. (c)	20	896
General Cable Corp.	34	506
General Electric Co.	39	1,152
Herc Holdings Inc.	5	172
Hoshizaki Corp.	3	228
Huntington Ingalls Industries Inc.	5	736
Jardine Strategic Holdings Ltd.	14	468
Manpower Inc.	25	1,785
Meggitt Plc	228	1,329
Owens Corning Inc.	9	459
Pitney Bowes Inc.	14	260
Randstad Holding NV	32	1,464
RR Donnelley & Sons Co.	52	821
SPX Corp.	24	491
Swift Transporation Co. - Class A (c)	73	1,565
Trinity Industries Inc.	7	164
United Continental Holdings Inc. (c)	16	840
United Technologies Corp.	27	2,766
West Corp.	20	450
		23,678
INFORMATION TECHNOLOGY - 9.4%
Activision Blizzard Inc. (o)	38	1,667
Advanced Micro Devices Inc. (c)	301	2,076
Alphabet Inc. - Class A (c)	1	950
Alphabet Inc. - Class C (c) (o)	4	2,727
Analog Devices Inc.	20	1,290
Applied Materials Inc. (o)	56	1,700
Arista Networks Inc. (c)	1	111
Baidu.com - ADR - Class A (c)	4	688
Cisco Systems Inc. (o)	88	2,784
Citrix Systems Inc. (c) (o)	24	2,045
CommerceHub Inc. - Class C	11	180
Dell Technologies Inc. - Class V	28	1,334
Disco Corp.	9	1,066
eBay Inc. (c) (o)	53	1,737
GoDaddy Inc. - Class A (c)	11	390
GrubHub Inc. (c)	3	142
HP Inc. (o)	122	1,895
InterDigital Inc.	19	1,489
International Business Machines Corp. (o)	2	262
j2 Global Inc.	9	566
Juniper Networks Inc. (o)	34	813
KLA-Tencor Corp. ‡	75	5,234
LinkedIn Corp. - Class A (c) (o)	44	8,386
Microsoft Corp.	34	1,945
NCR Corp. (c)	27	859
NetApp Inc. (o)	48	1,727
Nuance Communications Inc. (c)	113	1,644
Nvidia Corp. (o)	18	1,206
NXP Semiconductors NV (c)	15	1,567
Oracle Corp.	86	3,387
Paycom Software Inc. (c)	4	201
QUALCOMM Inc. (o)	21	1,471
TE Connectivity Ltd.	28	1,834
Teradata Corp. (c) (o)	70	2,164
Teradyne Inc.	4	93
Ubiquiti Networks Inc. (c)	4	230
Vantiv Inc. - Class A (c) (o)	38	2,149
VeriSign Inc. (c)	14	1,119
Worldpay Group Plc (c) (r)	211	809
Xerox Corp. (o)	118	1,197
Yahoo! Inc. (c) (o)	196	8,464
Yelp Inc. - Class A (c)	34	1,435
		73,033
MATERIALS - 3.1%
Alcoa Inc.	247	2,502
Ashland Global Holdings Inc.	9	1,020
Barrick Gold Corp.	106	1,877
Cabot Corp.	32	1,677
Chemours Co.	56	888
Commercial Metals Co.	65	1,044
Greif Inc. - Class A	20	992
Ingevity Corp. (c)	6	263
Kinross Gold Corp. (c)	232	977
Linde AG	5	837
MMC Norilsk Nickel - ADR	23	375
Owens-Illinois Inc. (c)	50	912
Syngenta AG - ADR	60	5,237
Teck Resources Ltd. - Class B	67	1,201
Valspar Corp. (o)	21	2,174
Valvoline Inc.	3	72
Verso Corp. - Class A	21	132
Yamana Gold Inc. (o)	382	1,647
		23,827
REAL ESTATE - 0.2%
American Homes For Rent - Class A	6	122
Daiwa House Industry Co. Ltd.	15	417
Mack-Cali Realty Corp.	38	1,032
NorthStar Realty Finance Corp.	9	118
Primecity Investment Plc (c)	—	1
		1,690
TELECOMMUNICATION SERVICES - 0.4%
CenturyLink Inc. (o)	31	861
KDDI Corp.	54	1,667
Verizon Communications Inc. (o)	4	219
		2,747
Total Common Stocks (cost $274,428)		289,502

PREFERRED STOCKS - 0.3%
CONSUMER STAPLES - 0.1%
Bunge Ltd., 4.87% (m) (v)	7	624

ENERGY - 0.0%
Surgutneftegas OAO	211	97

INDUSTRIALS - 0.0%
CEVA Holdings LLC - Series A-2 (c) (f)	—	95

REAL ESTATE - 0.2%
NorthStar Realty Finance Corp., 8.25%, (callable at 25 beginning 11/07/16) (m)	19	479
NorthStar Realty Finance Corp., 8.75%, (callable at 25 beginning 05/15/19) (m)	24	600
		1,079
UTILITIES - 0.0%
Great Plains Energy Inc., 7.00%, 09/15/19	4	203
Total Preferred Stocks (cost $2,237)		2,098

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

	Shares/Par/Contracts †	Value
WARRANTS - 0.0%
TORM A/S (c) (f)	4	7
Total Warrants (cost $69)		7

PURCHASED OPTIONS - 0.2%
10-Year U.S. Treasury Note Future Call Option, Strike Price 131, Expiration 10/21/16	29	17
10-Year U.S. Treasury Note Future Call Option, Strike Price 138, Expiration 10/21/16	242	2
10-Year U.S. Treasury Note Future Call Option, Strike Price 138, Expiration 11/25/16	192	12
10-Year U.S. Treasury Note Future Call Option, Strike Price 138.50, Expiration 10/21/16	2	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 138.50, Expiration 11/25/16	92	4
10-Year U.S. Treasury Note Future Call Option, Strike Price 139, Expiration 10/21/16	448	4
10-Year U.S. Treasury Note Future Call Option, Strike Price 139, Expiration 11/25/16	37	2
10-Year U.S. Treasury Note Future Put Option, Strike Price 131, Expiration 11/25/16	14	12
5-Year U.S. Treasury Note Future Call Option, Strike Price 121.75, Expiration 10/21/16	17	3
5-Year U.S. Treasury Note Future Put Option, Strike Price 116, Expiration 10/21/16	1,102	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 116.25, Expiration 10/21/16	882	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 117, Expiration 10/21/16	3	—
AK Steel Holding Corp. Call Option, Strike Price 6, Expiration 12/16/16	193	4
Allergan Plc Put Option, Strike Price 215, Expiration 11/18/16	11	5
Altra Industrial Motion Corp. Call Option, Strike Price 30, Expiration 10/21/16	33	1
Ashland Inc. Put Option, Strike Price 105, Expiration 10/21/16	88	2
Atlas Air Worldwide Holdings Inc. Call Option, Strike Price 50, Expiration 11/18/16	39	1
Atlas Air Worldwide Holdings Inc. Call Option, Strike Price 55, Expiration 11/18/16	69	1
Blucora Inc. Call Option, Strike Price 15, Expiration 10/21/16	55	—
BroadSoft Inc. Call Option, Strike Price 50, Expiration 11/18/16	39	6
Bunge Ltd. Call Option, Strike Price 75, Expiration 10/21/16	19	—
Cemex SAB de CV Call Option, Strike Price 7, Expiration 10/21/16	77	8
Cemex SAB de CV Call Option, Strike Price 9, Expiration 01/20/17	326	15
Cypress Semiconductor Corp. Call Option, Strike Price 13, 12/16/16	60	4
Euro FX Currency Future Put Option, Strike Price 1.11, Expiration 12/09/16	7	9
Green Plains Inc. Call Option, Strike Price 27, Expiration 01/20/17	82	19
Japanese Yen Future Put Option, Strike Price 0.98, Expiration 11/04/16	10	12
Japanese Yen Future Put Option, Strike Price 0.98, Expiration 12/09/16	1	2
Japanese Yen Future Put Option, Strike Price 0.99, Expiration 11/04/16	22	39
LGI Homes Inc. Call Option, Strike Price 35, Expiration 11/18/16	38	13
LGI Homes Inc. Call Option, Strike Price 40, Expiration 11/18/16	20	2
Mexican Peso versus USD Put Option, Strike Price MXN 18.05, Expiration 10/13/16, CGM	3,000	1
Mexican Peso versus USD Put Option, Strike Price MXN 18.52, Expiration 10/28/16, CGM	2,050	7
Procter & Gamble Co. Put Option, Strike Price 120, Expiration 10/14/16	317	960
U.S. Treasury Long Bond Future Call Option, Strike Price 167, Expiration 10/21/16	6	13
U.S. Treasury Long Bond Future Call Option, Strike Price 168, Expiration 10/21/16	2	3
U.S. Treasury Long Bond Future Call Option, Strike Price 169, Expiration 10/21/16	3	4
U.S. Treasury Long Bond Future Call Option, Strike Price 171, Expiration 10/21/16	32	18
U.S. Treasury Long Bond Future Put Option, Strike Price 149, Expiration 10/21/16	72	—
U.S. Treasury Long Bond Future Put Option, Strike Price 150, Expiration 10/21/16	201	—
U.S. Treasury Long Bond Future Put Option, Strike Price 151, Expiration 10/21/16	5	—
Ultra 10-Year U.S. Treasury Note Call Option, Strike Price 153, Expiration 10/21/16	54	—
Total Purchased Options (cost $1,397)		1,205

	Shares/Par/Contracts/Notional †
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.5%
Aames Mortgage Investment Trust REMIC, 1.83%, 06/25/35 (i)	$380	269
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	158	165
Chevy Chase Funding LLC Mortgage-Backed Certificates REMIC, 0.97%, 05/25/35 (i) (r)	544	390
CHL Mortgage Pass-Through Trust REMIC, 0.97%, 05/25/35 (i)	122	83
Countrywide Asset-Backed Certificates REMIC, 1.03%, 08/26/33 (i)	231	208
Countrywide Home Equity Loan Trust, 0.74%, 02/15/29 (i)	360	322
Fannie Mae Connecticut Avenue Securities
5.53%, 07/25/25 (i) (r)	180	193
4.78%, 01/25/29 (i) (r)	260	267
First Horizon Mortgage Pass-Through Trust REMIC, 2.91%, 04/25/35 (i)	594	441
GreenPoint Mortgage Funding Trust REMIC, 0.81%, 11/25/45 (i)	714	427
IndyMac IMSC Mortgage Loan Trust REMIC, 0.71%, 07/25/37 (i)	456	287
Miran Mid-Atlantic Pass-Through Trust, 10.06%, 12/30/28	136	104
Nelnet Student Loan Trust, 2.19%, 04/25/17 (i)	182	181
RAMP Trust REMIC, 0.88%, 08/25/36 (i)	350	285
SLM Student Loan Trust
2.36%, 01/24/17 (i)	248	249
2.41%, 07/25/23 (i)	146	147
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,018)		4,018

CORPORATE BONDS AND NOTES - 18.4%
CONSUMER DISCRETIONARY - 3.3%
1011778 BC Unltd. Liability Co., 6.00%, 04/01/22 (r)	190	199
AA Bond Co. Ltd., 5.50%, 07/31/22, GBP	150	192
Amazon.com Inc., 4.95%, 12/05/44	40	49
American Axle & Manufacturing Inc., 6.63%, 10/15/22	80	84

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

	Shares/Par †	Value
Ascent Capital Group Inc., 4.00%, 07/15/20 (v)	114	81
Carriage Services Inc., 2.75%, 03/15/21 (v)	330	387
CCO Holdings LLC
5.38%, 05/01/25 (r)	70	73
5.75%, 02/15/26 (r)	50	53
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (r)	569	586
Cequel Communications Holdings I LLC, 5.13%, 12/15/21 (r)	1,207	1,207
Charter Communications Operating LLC
4.91%, 07/23/25 (r)	560	618
6.83%, 10/23/55 (r)	380	458
Cinemark USA Inc., 4.88%, 06/01/23	685	688
Ctrip.com International Ltd., 1.25%, 09/15/22 (r) (v)	1,152	1,157
DISH DBS Corp.
4.25%, 04/01/18	965	989
7.88%, 09/01/19	50	56
6.75%, 06/01/21	50	54
DISH Network Corp., 3.38%, 08/15/26 (r) (v)	1,383	1,514
Dollar Tree Inc., 5.75%, 03/01/23	100	108
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	30	31
5.00%, 05/31/26	170	174
HD Supply Inc., 5.75%, 04/15/24 (r)	598	628
Hilton Domestic Operating Co. Inc., 4.25%, 09/01/24 (r)	210	214
Iconix Brand Group Inc., 1.50%, 03/15/18 (e) (v)	1,048	904
JAKKS Pacific Inc., 4.25%, 08/01/18 (v)	353	394
LGI Homes Inc., 4.25%, 11/15/19 (v)	177	311
Liberty Interactive LLC, 1.75%, 09/30/46	768	811
Liberty Media Corp.
1.38%, 10/15/23 (v)	95	99
2.25%, 09/30/46 (r)	514	534
LIN Television Corp., 5.88%, 11/15/22	1,500	1,571
Live Nation Entertainment Inc., 2.50%, 05/15/19 (v)	831	900
M/I Homes Inc., 3.25%, 09/15/17 (v)	762	819
Meritage Homes Corp., 1.88%, 09/15/32 (v)	982	978
MGP Escrow Issuer LLC, 5.63%, 05/01/24 (r)	268	291
NCL Corp. Ltd., 4.63%, 11/15/20 (r)	50	50
Netflix Inc.
5.50%, 02/15/22	30	32
5.88%, 02/15/25	80	87
Newell Rubbermaid Inc., 4.20%, 04/01/26 (l)	80	87
Ryland Group Inc., 0.25%, 06/01/19 (v)	1,563	1,448
Sabre GLBL Inc., 5.25%, 11/15/23 (r)	482	490
Schaeffler Verwaltung Zwei GmbH
2.75%, 09/15/21 (r) (y), EUR	233	262
3.25%, 09/15/23 (r) (y), EUR	270	302
3.75%, 09/15/26 (r) (y), EUR	545	609
4.75%, 09/15/26 (r) (y)	200	201
Shea Homes LP, 6.13%, 04/01/25 (r)	110	109
Shutterfly Inc., 0.25%, 05/15/18 (e) (v)	660	646
Standard Pacific Corp., 1.25%, 08/01/32 (v)	186	194
Time Warner Cable Inc.
6.55%, 05/01/37	20	24
7.30%, 07/01/38	20	26
5.88%, 11/15/40	40	45
Toll Brothers Finance Corp., 0.50%, 09/15/32	1,181	1,158
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25, EUR	380	439
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	925	970
UPC Holding BV, 6.75%, 03/15/23, CHF	450	498
Vitamin Shoppe Inc., 2.25%, 12/01/20 (r) (v)	395	372
Whitbread Group Plc, 3.38%, 10/16/25, GBP	290	418
		25,679
CONSUMER STAPLES - 0.3%
Albertsons Cos. LLC, 5.75%, 03/15/25 (r)	270	269
Constellation Brands Inc., 4.75%, 11/15/24	120	130
Elizabeth Arden Inc., 7.38%, 03/15/21	632	655
Kraft Heinz Foods Co.
4.13%, 07/01/27, GBP	280	425
5.20%, 07/15/45	80	95
Reynolds American Inc., 5.85%, 08/15/45	180	234
Rite Aid Corp., 6.75%, 06/15/21	533	562
		2,370
ENERGY - 2.2%
Anadarko Petroleum Corp.
3.45%, 07/15/24	50	49
5.55%, 03/15/26	80	91
4.50%, 07/15/44	110	101
Apache Corp.
4.75%, 04/15/43	1,210	1,244
4.25%, 01/15/44	650	633
Berry Petroleum Co., 0.00%, 11/01/20 (c) (d) (p) (q)	40	23
Blue Racer Midstream LLC, 6.13%, 11/15/22 (r)	110	108
Chesapeake Energy Corp.
4.88%, 04/15/22	80	67
5.75%, 03/15/23	80	68
Concho Resources Inc., 6.50%, 01/15/22	100	104
CONSOL Energy Inc.
5.88%, 04/15/22	900	828
8.00%, 04/01/23	500	485
Crestwood Midstream Partners LP, 6.13%, 03/01/22	170	172
DCP Midstream LLC
4.75%, 09/30/21 (r)	150	151
6.75%, 09/15/37 (r)	100	99
Devon Energy Corp.
5.85%, 12/15/25	190	215
5.00%, 06/15/45	50	49
Ecopetrol SA
5.88%, 09/18/23	260	280
4.13%, 01/16/25	360	350
5.38%, 06/26/26	330	344
5.88%, 05/28/45	210	193
Energy Transfer Equity LP, 5.88%, 01/15/24	140	145
Ensco Plc, 5.20%, 03/15/25	20	15
EP Energy LLC
9.38%, 05/01/20	50	36
6.38%, 06/15/23	180	107
Extraction Oil & Gas Holdings LLC, 7.88%, 07/15/21 (r)	300	311
Exxon Mobil Corp., 4.11%, 03/01/46	130	145
Genesis Energy LP, 6.75%, 08/01/22	170	175
Globe Luxembourg SCA, 9.63%, 05/01/18 (k) (r)	200	183
Green Plains Inc.
3.25%, 10/01/18 (v)	369	511
4.13%, 09/01/22 (r) (v)	803	924
Halliburton Co.
3.80%, 11/15/25	110	114
4.85%, 11/15/35	150	161
5.00%, 11/15/45	230	252
Kerr-McGee Corp., 6.95%, 07/01/24	120	144
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	60	60
4.25%, 09/01/24	60	62

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Kinder Morgan Inc., 5.30%, 12/01/34	40	40
Laredo Petroleum Inc., 7.38%, 05/01/22	30	31
MEG Energy Corp.
6.50%, 03/15/21 (r)	110	90
7.00%, 03/31/24 (r)	10	8
MPLX LP
4.88%, 12/01/24	180	186
4.88%, 06/01/25	40	41
Oasis Petroleum Inc.
6.50%, 11/01/21	40	38
6.88%, 03/15/22	30	29
Occidental Petroleum Corp., 4.63%, 06/15/45	140	159
Oneok Inc., 7.50%, 09/01/23	130	146
Paramount Resources Ltd., 6.88%, 06/30/23 (r)	250	259
Parsley Energy LLC, 7.50%, 02/15/22 (r)	50	53
PDC Energy Inc., 6.13%, 09/15/24 (r)	120	125
Petroleos Mexicanos, 6.38%, 01/23/45	390	372
Pride International Inc., 6.88%, 08/15/20	70	69
QEP Resources Inc., 5.25%, 05/01/23	30	30
Range Resources Corp., 4.88%, 05/15/25	150	144
Renewable Energy Group Inc., 4.00%, 06/15/36 (r) (v)	534	522
Rice Energy Inc.
6.25%, 05/01/22	240	248
7.25%, 05/01/23	80	86
Rockies Express Pipeline LLC
5.63%, 04/15/20 (r)	100	105
6.88%, 04/15/40 (r)	110	113
RSP Permian Inc., 6.63%, 10/01/22	20	21
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	580	623
5.88%, 06/30/26 (r)	387	421
Sanchez Energy Corp., 6.13%, 01/15/23 (p) (q)	80	64
Schlumberger Holdings Corp., 4.00%, 12/21/25 (r)	280	305
Seven Generations Energy Ltd., 6.75%, 05/01/23 (r)	520	539
Shelf Drilling Holdings Ltd., 8.63%, 11/01/18 (r)	50	40
SM Energy Co., 1.50%, 07/01/21 (v)	229	275
Solazyme Inc., 5.00%, 10/01/19 (v)	645	304
Summit Midstream Holdings LLC, 5.50%, 08/15/22	200	190
Targa Resources Partners LP
4.13%, 11/15/19	95	96
6.75%, 03/15/24	100	107
Teine Energy Ltd., 6.88%, 09/30/22 (r)	60	60
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (r)	170	220
Tullow Oil Plc
6.00%, 11/01/20	390	352
6.25%, 04/15/22	440	386
Weatherford International Ltd., 5.88%, 07/01/21	304	341
Whiting Petroleum Corp.
5.00%, 03/15/19	398	385
6.25%, 04/01/23	230	210
WPX Energy Inc., 8.25%, 08/01/23	130	140
		16,972
FINANCIALS - 3.9%
ACE INA Holdings Inc., 4.35%, 11/03/45	120	139
AerCap Ireland Capital Ltd., 4.63%, 07/01/22	150	158
Ally Financial Inc., 8.00%, 11/01/31	20	25
Altice Financing SA, 6.63%, 02/15/23 (r)	200	205
AmTrust Financial Services Inc., 2.75%, 12/15/44 (v)	1,351	1,165
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	600	643
4.70%, 02/01/36	30	35
4.90%, 02/01/46	480	576
BAC Capital Trust XIV, 4.00%, (callable at 100 beginning 10/31/16) (m)	1,540	1,253
Bank of America Corp.
4.25%, 10/22/26	280	296
5.00%, 01/21/44	200	236
Barclays Bank Plc, 7.63%, 11/21/22	200	222
BNP Paribas SA, 7.37%, (callable at 100 beginning 08/19/25) (m) (r)	200	200
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (m)	1,530	1,561
4.60%, 03/09/26	210	224
4.45%, 09/29/27	200	209
8.13%, 07/15/39	51	80
5.30%, 05/06/44	220	248
4.65%, 07/30/45	190	214
Compass Bank, 3.88%, 04/10/25	280	274
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.75%, 12/01/43	290	348
Cowen Group Inc., 3.00%, 03/15/19 (v)	392	379
Credit Agricole SA
8.12%, (callable at 100 beginning 12/23/25) (m) (r)	200	212
4.38%, 03/17/25 (r)	350	357
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45	550	582
Diamond 1 Finance Corp.
3.48%, 06/01/19 (r)	300	309
4.42%, 06/15/21 (r)	240	251
Element Financial Corp.
5.13%, 06/30/19 (v), CAD	995	872
4.25%, 06/30/20 (r) (v), CAD	2,045	1,634
Encore Capital Group Inc.
3.00%, 11/27/17 (v)	772	764
2.88%, 03/15/21 (v)	288	219
Forest City Enterprises Inc.
4.25%, 08/15/18 (v)	184	214
3.63%, 08/15/20 (v)	1,493	1,650
FXCM Inc., 2.25%, 06/15/18 (v)	847	356
General Electric Capital Corp., 5.88%, 01/14/38	100	134
Glencore Funding LLC
3.13%, 04/29/19 (r)	100	100
2.88%, 04/16/20 (r)	230	228
4.63%, 04/29/24 (r)	200	204
Goldman Sachs Capital II, 4.00%, (callable at 100 beginning 11/14/16) (m)	18	15
Goldman Sachs Capital III, 4.00%, (callable at 100 beginning 11/14/16) (m)	13	11
Goldman Sachs Group Inc.
4.25%, 10/21/25	70	74
6.75%, 10/01/37	190	242
5.15%, 05/22/45	490	536
4.75%, 10/21/45	60	68
Grupo Isolux Corsan Finance BV, 6.63%, 04/15/21, EUR	550	108
HSBC Holdings Plc
6.37%, (callable at 100 beginning 09/17/24) (m) (v)	200	197
4.25%, 08/18/25	200	205
4.30%, 03/08/26	200	214
Jerrold Finco Plc, 6.25%, 09/15/21 (r), GBP	1,330	1,722
Nexstar Escrow Corp., 5.63%, 08/01/24 (r)	270	272
Petrobras Global Finance BV
5.63%, 05/20/43 (p) (q)	260	196
6.85%, 06/05/15 (p) (q)	380	322
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (v)	249	224

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Quicken Loans Inc., 5.75%, 05/01/25 (r)	80	79
Redwood Trust Inc., 4.63%, 04/15/18 (v)	1,432	1,436
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	1,930	1,939
RWT Holdings Inc., 5.63%, 11/15/19	293	297
Standard Chartered Plc, 5.70%, 03/26/44 (r)	400	427
Starwood Property Trust Inc.
3.75%, 10/15/17 (v)	646	665
4.55%, 03/01/18 (v)	386	423
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	300	338
UBS AG, 5.13%, 05/15/24	200	206
UBS Group AG, 7.00%, (callable at 100 beginning 02/19/25) (m)	200	211
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 11/14/16) (m)	1,760	1,755
Walter Investment Management Corp.
4.50%, 11/01/19 (v)	200	115
7.88%, 12/15/21	200	133
Wells Fargo & Co.
3.55%, 09/29/25	250	264
4.30%, 07/22/27	290	313
4.65%, 11/04/44	140	148
4.40%, 06/14/46	180	184
ZF North America Capital Inc., 4.50%, 04/29/22 (r)	160	169
		30,284
HEALTH CARE - 2.4%
Acadia Healthcare Co. Inc., 6.50%, 03/01/24	522	547
Aceto Corp., 2.00%, 11/01/20 (r) (v)	578	527
Actavis Funding SCS, 4.55%, 03/15/35	10	11
Alere Inc., 6.50%, 06/15/20	240	240
Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20 (v)	309	317
AMAG Pharmaceuticals Inc., 2.50%, 02/15/19 (v)	34	38
Community Health Systems Inc., 5.13%, 08/15/18	489	494
DaVita HealthCare Partners Inc., 5.00%, 05/01/25	110	110
DJO Finco LLC, 8.13%, 06/15/21 (r)	300	278
Emergent BioSolutions Inc., 2.88%, 01/15/21 (v)	178	218
HCA Inc.
5.38%, 02/01/25	20	21
5.88%, 02/15/26	40	43
5.25%, 06/15/26	10	11
HealthSouth Corp., 2.00%, 12/01/43 (v)	300	352
Hologic Inc., 0.00%, 12/15/43 (k) (v)	253	310
Insulet Corp., 1.25%, 09/15/21 (r) (v)	538	530
Integra LifeSciences Holdings Corp., 1.63%, 12/15/16 (v)	701	1,095
Intercept Pharmaceuticals Inc., 3.25%, 07/01/23 (v)	304	340
Medicines Co., 2.75%, 07/15/23 (r) (v)	885	901
Molina Healthcare Inc., 1.63%, 08/15/44 (v)	692	819
Nipro Corp., 0.00%, 01/29/21 (j) (v), JPY	50,000	540
NuVasive Inc., 2.25%, 03/15/21 (r) (v)	1,000	1,265
PDL BioPharma Inc., 4.00%, 02/01/18 (v)	699	679
Quidel Corp., 3.25%, 12/15/20 (v)	186	186
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (r)	421	435
Tenet Healthcare Corp.
5.00%, 03/01/19	740	727
8.00%, 08/01/20	2,131	2,152
8.13%, 04/01/22	110	110
Theravance Inc., 2.13%, 01/15/23 (v)	773	647
Universal Hospital Services Inc., 7.63%, 08/15/20	120	114
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	320	300
7.50%, 07/15/21 (r)	10	10
5.50%, 03/01/23 (r)	150	128
4.50%, 05/15/23, EUR	625	555
5.88%, 05/15/23 (r)	1,010	873
6.13%, 04/15/25 (r)	1,411	1,215
Wright Medical Group Inc., 2.00%, 02/15/20 (v)	621	663
Wright Medical Group NV, 2.25%, 11/15/21 (r) (v)	748	972
		18,773
INDUSTRIALS - 0.9%
ADT Corp.
3.50%, 07/15/22	270	260
4.13%, 06/15/23	167	164
Aegean Marine Petroleum Network Inc., 4.00%, 11/01/18 (v)	453	451
Altra Industrial Motion Corp., 2.75%, 03/01/31 (v)	186	219
Bombardier Inc.
7.75%, 03/15/20 (r)	102	104
5.75%, 03/15/22 (r)	100	90
6.00%, 10/15/22 (r)	100	90
6.13%, 01/15/23 (r)	200	177
7.50%, 03/15/25 (r)	400	368
CBC Ammo LLC, 7.25%, 11/15/21 (r)	20	20
Eversholt Funding Plc, 6.36%, 12/02/25, GBP	107	190
Greenbrier Cos. Inc., 3.50%, 04/01/18 (v)	356	403
Griffon Corp., 4.00%, 01/15/17 (v)	869	1,044
Huron Consulting Group Inc., 1.25%, 10/01/19 (v)	73	74
International Lease Finance Corp., 6.25%, 05/15/19	80	87
International Wire Group Inc., 10.75%, 08/01/21 (r)	184	175
Manchester Airport Group Funding Plc, 4.13%, 04/02/24, GBP	100	154
Navistar International Corp.
4.50%, 10/15/18 (v)	74	70
4.75%, 04/15/19 (v)	316	293
8.25%, 11/01/21	800	792
Ope Kag Finance Sub Inc., 7.88%, 07/31/23 (r)	553	524
Silk Bidco AS, 7.50%, 02/01/22, EUR	110	129
Trinity Industries Inc., 3.88%, 06/01/36 (v)	471	563
United Rentals North America Inc.
5.75%, 11/15/24	120	124
5.88%, 09/15/26	70	72
Wabash National Corp., 3.38%, 05/01/18 (v)	459	613
		7,250
INFORMATION TECHNOLOGY - 1.6%
Advanced Micro Devices Inc., 2.13%, 09/01/26 (v)	2,153	2,341
Akamai Technologies Inc., 0.00%, 02/15/19 (j) (v)	670	655
Apple Inc., 3.85%, 08/04/46	220	224
Blackboard Inc., 7.75%, 11/15/19 (r)	983	978
Blucora Inc., 4.25%, 04/01/19 (v)	898	856
Bottomline Technologies Inc., 1.50%, 12/01/17 (v)	579	593
BroadSoft Inc., 1.00%, 09/01/22 (v)	693	920
Compiler Finance Sub Inc., 7.00%, 05/01/21 (p) (q)	40	19
Cornerstone OnDemand Inc., 1.50%, 07/01/18 (v)	892	972

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CSG Systems International Inc., 4.25%, 03/15/36 (r) (v)	851	928
Electronics For Imaging Inc., 0.75%, 09/01/19 (v)	72	80
Inphi Corp., 0.75%, 09/01/21 (r) (v)	751	791
Interactive Intelligence Group Inc., 1.25%, 06/01/20 (v)	383	441
Knowles Corp., 3.25%, 11/01/21 (r) (v)	392	414
Micron Technology Inc., 5.25%, 08/01/23 (r)	425	416
Microsoft Corp., 3.70%, 08/08/46	210	213
Nuance Communications Inc.
2.75%, 11/01/31 (e) (v)	443	445
1.00%, 12/15/35 (r) (v)	197	171
Proofpoint Inc., 0.75%, 06/15/20 (v)	197	228
WebMD Health Corp., 1.50%, 12/01/20 (v)	499	576
Yahoo! Inc., 0.00%, 12/01/18 (j) (v)	190	195
		12,456
MATERIALS - 1.3%
AK Steel Corp., 5.00%, 11/15/19	532	634
Alcoa Nederland Holding BV
6.75%, 09/30/24 (r)	200	208
7.00%, 09/30/26 (r)	200	207
ARD Finance SA, 7.13%, 09/15/23 (r) (y)	250	249
Ardagh Packaging Finance Plc, 4.07%, 05/15/21 (i) (r)	200	203
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (i) (r)	200	226
BMC East LLC, 5.50%, 10/01/24 (r)	690	690
Cemex SAB de CV
3.75%, 03/15/18 (v)	1,333	1,496
3.72%, 03/15/20 (e) (v)	1,531	1,595
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (r)	50	58
Freeport-McMoRan Copper & Gold Inc., 2.38%, 03/15/18	270	266
Momentive Performance Materials Inc., 3.88%, 10/24/21	1,513	1,261
Norske Skogindustrier ASA, 11.75%, 12/15/19, EUR	674	640
Novelis Corp.
6.25%, 08/15/24 (r)	110	117
5.88%, 09/30/26 (r)	500	512
RTI International Metals Inc., 1.63%, 10/15/19 (v)	932	994
Urbi Desarrollos Urbanos SAB de CV, 0.00%, 02/03/22 (c) (d)	1,290	13
Westlake Chemical Corp., 4.63%, 02/15/21 (r)	70	73
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (k) (r)	100	100
5.55%, 10/25/42 (r)	100	97
		9,639
REAL ESTATE - 0.6%
American Residential Properties OP LP, 3.25%, 11/15/18	299	377
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	1,055	1,054
GPT Property Trust LP, 3.75%, 03/15/19	87	115
Iron Mountain Inc., 6.00%, 10/01/20 (r)	150	158
Starwood Waypoint Residential Trust
4.50%, 10/15/17 (v)	1,331	1,424
3.00%, 07/01/19 (v)	447	484
Vereit Inc., 3.00%, 08/01/18 (v)	1,010	1,008
		4,620
TELECOMMUNICATION SERVICES - 1.5%
Altice Finco SA, 9.88%, 12/15/20 (r)	1,960	2,083
AT&T Inc., 4.50%, 05/15/35	250	263
CenturyLink Inc., 5.63%, 04/01/25	50	48
Matterhorn Telecom SA, 3.63%, 05/01/22, CHF	229	232
MetroPCS Wireless Inc., 6.25%, 04/01/21	100	105
Numericable Group SA
6.00%, 05/15/22 (r)	410	418
5.63%, 05/15/24, EUR	110	128
6.25%, 05/15/24 (r)	200	199
Numericable-SFR SA, 7.38%, 05/01/26 (r)	1,004	1,026
SBA Communications Corp., 4.88%, 09/01/24 (r)	710	715
Sprint Capital Corp., 8.75%, 03/15/32	60	61
Sprint Corp.
7.88%, 09/15/23	580	586
7.63%, 02/15/25	170	168
Sprint Nextel Corp., 11.50%, 11/15/21	90	104
T-Mobile USA Inc., 5.25%, 09/01/18	900	912
Telefonica Emisiones SAU, 7.05%, 06/20/36	110	145
Verizon Communications Inc.
5.05%, 03/15/34	110	124
6.55%, 09/15/43	190	258
4.86%, 08/21/46	20	22
5.01%, 08/21/54	420	465
Virgin Media Finance Plc, 6.00%, 10/15/24 (r)	200	207
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (r)	1,190	1,214
4.88%, 01/15/27, GBP	333	432
Wind Acquisition Finance SA
4.75%, 07/15/20 (r)	412	417
7.38%, 04/23/21 (r)	500	523
Zayo Group LLC, 6.00%, 04/01/23	991	1,038
		11,893
UTILITIES - 0.4%
Calpine Corp., 5.25%, 06/01/26 (r)	100	101
Enel Finance International SA, 6.00%, 10/07/39 (r)	150	182
Energy Future Intermediate Holding Co. LLC, 0.00%, 03/01/22 (c) (d) (r)	1,711	2,104
FirstEnergy Corp., 7.38%, 11/15/31	350	455
		2,842
Total Corporate Bonds and Notes (cost $137,546)		142,778

VARIABLE RATE SENIOR LOAN INTERESTS - 7.2% (i)
CONSUMER DISCRETIONARY - 2.3%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	2,025	2,038
Belk Inc. Term Loan, 5.75%, 11/18/22	309	280
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	1,257	1,265
FCA US LLC Term Loan B, 3.25%, 12/31/18	798	798
Hilton Worldwide Finance LLC Term Loan B-2
3.50%, 10/26/20	175	176
3.03%, 10/25/23	1,793	1,802
J. Crew Group Inc. Term Loan B, 4.00%, 03/05/21	490	388
La Quinta Intermediate Holdings LLC Term Loan B, 3.75%, 02/18/21	1,684	1,681
Landry’s Inc. Term Loan B, 0.00%, 09/30/23 (z)	460	462
LTF Merger Sub Inc. Term Loan B, 4.25%, 06/03/22	1,672	1,672
Maxeda DIY BV Term Loan E-1, 7.00%, 06/28/19, EUR	506	511
Maxeda DIY BV Term Loan E-2, 7.00%, 06/28/19, EUR	737	745
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	828	835

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Nexstar Broadcasting Inc. Term Loan B, 0.00%, 09/22/23 (z)	480	482
Promotora de Informaciones SA Term Loan, 2.60%, 12/13/18, EUR	1,289	1,306
ServiceMaster Co. Term Loan B, 4.25%, 06/24/21	1,204	1,215
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	2,130	2,133
Verso Paper Holdings LLC Term Loan, 12.00%, 06/06/21	339	322
		18,111
CONSUMER STAPLES - 0.4%
Coty Inc. Term Loan B, 3.50%, 10/27/22, EUR	420	477
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/13/21	1,531	1,533
US Foods Inc. Term Loan B, 4.00%, 06/07/23	730	735
		2,745
ENERGY - 0.0%
Chesapeake Energy Corp. Term Loan, 8.50%, 08/25/21	301	316

FINANCIALS - 0.1%
Camelot UK Holdco Ltd. Term Loan B, 0.00%, 09/15/23 (z)	380	380
Eircom Finco SARL Term Loan B-3, 4.50%, 05/06/22, EUR	1,134	1,278
Nielsen Finance LLC Term Loan B-3, 0.00%, 09/28/23 (z)	390	392
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19	1,303	1,227
		3,277
HEALTH CARE - 1.0%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.27%, 02/16/23	259	260
Envision Healthcare Corp. Term Loan B-2, 4.50%, 10/28/22	1,397	1,402
IMS Health Inc. Term Loan, 3.50%, 03/05/21	1,772	1,776
InVentiv Health Inc. Term Loan B, 5.25%, 09/29/23	1,080	1,082
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	1,505	1,510
Unilabs Diagnostics AB Term Loan B, 0.00%, 09/27/21 (z), EUR	510	579
Valeant Pharmaceuticals International Inc. Term Loan B, 5.25%, 06/20/20	805	806
		7,415
INDUSTRIALS - 0.4%
BakerCorp International Inc. Term Loan, 4.25%, 02/07/20	1,254	1,074
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	410	414
TransDigm Inc. Term Loan E, 3.75%, 05/13/22	1,791	1,792
		3,280
INFORMATION TECHNOLOGY - 0.6%
Avago Technologies Cayman Ltd. Term Loan B-3, 3.52%, 02/01/23	1,438	1,454
Blackboard Inc. Term Loan B-3, 4.75%, 10/04/18	611	609
Diebold Inc. Term Loan, 5.25%, 04/05/23	795	802
First Data Corp. Term Loan, 4.28%, 07/08/22	826	830
HD Supply Inc. Term Loan B, 3.75%, 08/13/21	996	997
		4,692
MATERIALS - 0.3%
Berry Plastics Holding Corp. Term Loan D, 3.50%, 01/29/20	643	643
Berry Plastics Holding Corp. Term Loan H, 3.75%, 10/01/22	884	887
Vertellus DIP Term Loan, 10.00%, 11/30/16 (f)	263	263
Vertellus Specialties Inc. Term Loan B, 0.00%, 10/10/19 (c) (d)	842	553
		2,346
REAL ESTATE - 0.1%
ESH Hospitality Inc. Term Loan B, 3.75%, 08/15/23	490	493

TELECOMMUNICATION SERVICES - 1.7%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	900	855
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/06/22	2,000	2,010
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	1,197	1,198
Numericable US LLC Term Loan B-6, 4.75%, 10/23/23	1,956	1,969
SBA Senior Finance II LLC Term Loan B-1, 3.25%, 03/24/21	2,527	2,532
Telenet International Finance SARL Term Loan AA, 3.50%, 04/21/23, EUR	546	616
Telenet International Finance SARL Term Loan AD, 4.36%, 05/03/24	280	282
Telenet International Finance SARL Term Loan Y, 3.50%, 06/30/23, EUR	954	1,076
Virgin Media Investment Holdings Ltd. Term Loan E, 4.25%, 06/30/23, GBP	1,000	1,298
Zayo Group LLC Term Loan B, 3.75%, 07/02/19	1,154	1,159
ZAYO Group LLC Term Loan B-2, 3.75%, 05/06/21	60	60
		13,055
Total Variable Rate Senior Loan Interests (cost $55,815)		55,730

GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
GOVERNMENT SECURITIES - 8.0%
Sovereign - 3.5%
Argentina Republic Government International Bond
6.88%, 04/22/21 (r)	270	294
7.50%, 04/22/26 (r)	220	248
8.28%, 12/31/33	308	354
7.63%, 04/22/46 (r)	150	169
Brazil Government International Bond, 5.00%, 01/27/45	1,850	1,674
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21 - 01/01/23, BRL	3,514	1,052
China Government Bond, 3.31%, 11/30/25, CNY	2,000	304
Colombia Government International Bond, 5.63%, 02/26/44	820	951
Ecuador Government International Bond, 10.75%, 03/28/22 (r)	200	204
Indonesia Treasury Bond, 8.38%, 03/15/34, IDR	12,585,000	1,051
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25, EUR	4,020	4,864
5.00%, 09/01/40, EUR	860	1,498
3.25%, 09/01/46 (r), EUR	960	1,325
Mexico Bonos
7.75%, 11/23/34, MXN	4,400	257

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
7.75%, 11/13/42, MXN	112,960	6,727
People’s Republic of China
3.38%, 11/21/24, CNH	500	76
3.48%, 06/29/27, CNH	4,000	612
4.29%, 05/22/29, CNH	1,000	163
Poland Government Bond
2.00%, 04/25/21, PLN	180	47
4.00%, 10/25/23, PLN	3,820	1,084
3.25%, 07/25/25, PLN	2,590	699
2.50%, 07/25/26, PLN	560	141
Russia Government Bond, 8.15%, 02/03/27, RUB	219,907	3,537
		27,331
Treasury Inflation Index Securities - 0.7%
France Government Inflation Indexed Bond, 1.80%, 07/25/40 (n), EUR	629	1,113
Japan Government CPI Indexed Bond, 0.10%, 03/10/24 - 03/10/25 (n), JPY	80,510	832
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/25 (n)	38	46
2.13%, 02/15/41 (n)	55	74
0.75%, 02/15/42 - 02/15/45 (n)	448	465
1.38%, 02/15/44 (n)	72	86
1.00%, 02/15/46 (n)	2,041	2,269
		4,885
U.S. Treasury Securities - 3.8%
U.S. Treasury Bond
2.88%, 05/15/43	760	849
2.50%, 02/15/45 - 05/15/46	2,220	2,302
3.00%, 05/15/45 - 11/15/45	3,520	4,027
2.25%, 08/15/46	2,330	2,295
U.S. Treasury Note
0.63%, 02/15/17	5,000	5,005
1.13%, 06/30/21 - 08/31/21	3,460	3,457
1.63%, 04/30/23 - 05/15/26	4,370	4,399
1.38%, 06/30/23	4,280	4,274
1.25%, 07/31/23	2,920	2,890
1.50%, 08/15/26	140	139
		29,637
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp.
4.78%, 11/25/23 (i)	440	466
3.50%, 11/15/46, TBA (g)	100	105
		571
Total Government and Agency Obligations (cost $61,517)		62,424

OTHER EQUITY INTERESTS - 0.0%
MPM Escrow LLC (c) (d) (f) (u)	974	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 24.2%
Investment Company - 23.9%
JNL Money Market Fund, 0.24% (a) (h)	185,465	185,465

Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	2,628	2,628
Total Short Term Investments (cost $188,093)		188,093
Total Investments - 96.3% (cost $725,120)		745,855
Total Securities Sold Short - (7.5%) (proceeds $52,251)		(58,224)
Other Assets and Liabilities, Net - 11.2%		86,771
Total Net Assets - 100.0%		$774,402

SECURITIES SOLD SHORT - 7.5%
COMMON STOCKS - 5.4%
CONSUMER DISCRETIONARY - 0.9%
CBS Corp. - Class B	8	$449
Eldorado Resorts Inc.	1	14
ITV Plc	177	430
Marriott International Inc. - Class A	12	786
Netflix Inc.	4	411
Nexstar Broadcasting Group Inc. - Class A	35	2,046
Sirius XM Holdings Inc.	519	2,164
Vail Resorts Inc.	3	545
		6,845
CONSUMER STAPLES - 0.3%
Danone SA	11	838
Snyders-Lance Inc.	25	826
Wal-Mart Stores Inc.	11	813
		2,477
ENERGY - 0.2%
Chesapeake Energy Corp.	80	500
Idemitsu Kosan Co. Ltd.	29	602
		1,102
FINANCIALS - 0.7%
AmTrust Financial Services Inc.	8	218
Ares Capital Corp.	79	1,220
Canadian Imperial Bank of Commerce	19	1,445
Colony Capital Inc.	12	218
CYBG Plc	173	594
Eaton Vance Corp.	20	799
Principal Financial Group Inc.	17	860
		5,354
HEALTH CARE - 0.7%
Abbott Laboratories	59	2,494
Amgen Inc.	6	922
Coloplast A/S	5	416
Getinge AB - Class B	21	406
Innoviva Inc.	11	119
Varian Medical Systems Inc.	5	545
William Demant Holding A/S	19	395
		5,297
INDUSTRIALS - 0.5%
Boeing Co.	7	875
C.H. Robinson Worldwide Inc.	6	416
HUB Group Inc. - Class A	12	506
JB Hunt Transport Services Inc.	10	782
PACCAR Inc.	10	580
Pitney Bowes Inc.	2	35
Schneider Electric SE	12	820
WW Grainger Inc.	—	104
		4,118
INFORMATION TECHNOLOGY - 2.1%
Alibaba Group Holding Ltd. - ADR	72	7,564

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Lam Research Corp.	38	3,556
Tencent Holdings Ltd.	115	3,200
VMware Inc. - Class A	25	1,826
Yahoo! Japan Corp.	36	141
		16,287
REAL ESTATE - 0.0%
Care Capital Properties Inc.	—	2
Pennsylvania REIT	3	67
Ventas Inc.	—	21
		90
Total Common Stocks (proceeds $36,443)		41,570

INVESTMENT COMPANIES - 2.1%
iShares Nasdaq Biotechnology Index Fund	13	3,730
iShares Russell 2000 Index Fund	33	4,099
SPDR S&P 500 ETF Trust	41	8,825
Total Investment Companies (proceeds $15,808)		16,654
Total Securities Sold Short - 7.5% (proceeds $52,251)		$58,224

JNL Multi-Manager Mid Cap Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 9.3%
Advance Auto Parts Inc.	35	$5,219
Autoliv Inc.	21	2,243
Carmax Inc. (c)	53	2,828
CBS Corp. - Class B	65	3,583
Core-Mark Holding Co. Inc.	36	1,289
Foot Locker Inc.	51	3,454
Goodyear Tire & Rubber Co.	75	2,422
HanesBrands Inc.	103	2,601
Hasbro Inc.	24	1,904
Interpublic Group of Cos. Inc.	105	2,353
John Wiley & Sons Inc. - Class A	79	4,077
NVR Inc. (c)	2	3,355
Ralph Lauren Corp. - Class A	21	2,124
Ross Stores Inc.	45	2,893
Sally Beauty Holdings Inc. (c)	215	5,508
Service Corp. International	91	2,415
Signet Jewelers Ltd.	23	1,714
Sinclair Broadcast Group Inc. - Class A	72	2,079
Tegna Inc.	173	3,786
Tiffany & Co.	51	3,722
Whirlpool Corp.	16	2,595
		62,164
CONSUMER STAPLES - 7.9%
Archer-Daniels-Midland Co.	121	5,101
Blue Buffalo Pet Products Inc.	80	1,901
Casey’s General Stores Inc.	25	3,004
Flowers Foods Inc.	394	5,950
Ingredion Inc.	13	1,750
JM Smucker Co.	30	3,998
Kellogg Co.	29	2,244
Mead Johnson Nutrition Co.	54	4,227
Molson Coors Brewing Co.	39	4,227
Snyders-Lance Inc.	119	3,979
Sysco Corp.	37	1,797
TreeHouse Foods Inc. (c)	76	6,583
Whole Foods Market Inc.	285	8,079
		52,840
ENERGY - 5.3%
Cimarex Energy Co.	27	3,574
Core Laboratories NV	60	6,740
Denbury Resources Inc. (c)	500	1,615
Devon Energy Corp.	83	3,648
Dril-Quip Inc. (c)	36	2,007
Energen Corp.	64	3,703
Newfield Exploration Co. (c)	71	3,086
Parsley Energy Inc. - Class A (c)	96	3,217
PDC Energy Inc. (c)	58	3,917
Superior Energy Services Inc.	232	4,148
		35,655
FINANCIALS - 15.7%
Affiliated Managers Group Inc. (c)	17	2,460
Aflac Inc.	63	4,553
Alleghany Corp. (c)	9	4,608
Allied World Assurance Co. Holdings Ltd.	179	7,235
American Financial Group Inc.	30	2,276
Arch Capital Group Ltd. (c)	34	2,695
Arthur J Gallagher & Co.	114	5,799
CIT Group Inc.	54	1,960
Citizens Financial Group Inc.	164	4,055
Commerce Bancshares Inc.	106	5,222
Cullen/Frost Bankers Inc.	86	6,151
Endurance Specialty Holdings Ltd.	105	6,839
First Republic Bank	29	2,236
Hartford Financial Services Group Inc.	79	3,383
Invesco Ltd.	79	2,458
Lazard Ltd. - Class A	85	3,091
Markel Corp. (c)	2	1,949
Marsh & McLennan Cos. Inc.	41	2,767
Northern Trust Corp.	88	5,949
Prosperity Bancshares Inc.	96	5,269
Signature Bank (c)	23	2,724
Starwood Property Trust Inc.	165	3,716
SunTrust Banks Inc.	116	5,095
SVB Financial Group (c)	23	2,542
Synchrony Financial	104	2,912
Western Alliance Bancorp (c)	72	2,703
WR Berkley Corp.	68	3,940
		104,587
HEALTH CARE - 14.3%
Agilent Technologies Inc.	83	3,920
Align Technology Inc. (c)	43	4,031
AmerisourceBergen Corp.	36	2,908
BioMarin Pharmaceutical Inc. (c)	29	2,683
Cardinal Health Inc.	59	4,561
Centene Corp. (c)	39	2,612
Cooper Cos. Inc.	37	6,543
CR Bard Inc.	29	6,501
DENTSPLY SIRONA Inc.	196	11,635
Henry Schein Inc.	9	1,385
Integra LifeSciences Holdings Corp.	38	3,137
Laboratory Corp. of America Holdings	45	6,118
Medidata Solutions Inc.	51	2,816
MEDNAX Inc.	95	6,293
Mettler-Toledo International Inc.	4	1,469
NuVasive Inc.	46	3,033
PAREXEL International Corp.	42	2,917
PerkinElmer Inc.	64	3,567
Quest Diagnostics Inc.	64	5,398
Steris Plc	85	6,177
Teleflex Inc.	7	1,176
Universal Health Services Inc. - Class B	23	2,834

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Waters Corp.	26	4,042
		95,756
INDUSTRIALS - 15.7%
Air Lease Corp. - Class A	69	1,972
Alaska Air Group Inc.	42	2,766
Allison Transmission Holdings Inc.	111	3,183
AMETEK Inc.	55	2,628
CLARCOR Inc.	64	4,127
Donaldson Co. Inc.	102	3,789
Dover Corp.	106	7,806
Fastenal Co.	65	2,716
Hubbell Inc.	33	3,555
IDEX Corp.	48	4,445
Ingersoll-Rand Plc	66	4,486
Jacobs Engineering Group Inc.	68	3,530
Nordson Corp.	12	1,169
Old Dominion Freight Line Inc.	61	4,175
Owens Corning Inc.	58	3,074
Parker Hannifin Corp.	71	8,956
Quanta Services Inc.	113	3,171
Republic Services Inc.	56	2,835
Rockwell Automation Inc.	113	13,796
Rockwell Collins Inc.	28	2,361
Snap-On Inc.	16	2,431
Stericycle Inc.	42	3,366
Teledyne Technologies Inc.	20	2,159
Wabtec Corp.	35	2,858
WW Grainger Inc.	30	6,633
Xylem Inc.	61	3,203
		105,190
INFORMATION TECHNOLOGY - 19.2%
Akamai Technologies Inc. (c)	50	2,650
Alliance Data Systems Corp. (c)	11	2,360
Amdocs Ltd.	54	3,124
Ansys Inc. (c)	46	4,214
Aspen Technology Inc. (c)	71	3,322
Autodesk Inc. (c)	43	3,110
Avnet Inc.	58	2,366
Blackbaud Inc.	38	2,521
Booz Allen Hamilton Holding Corp. - Class A	118	3,733
CDW Corp.	70	3,201
Check Point Software Technologies Ltd. (c)	35	2,716
Computer Sciences Corp.	46	2,413
Fidelity National Information Services Inc.	45	3,477
Flextronics International Ltd. (c)	245	3,338
FLIR Systems Inc.	109	3,436
Fortinet Inc. (c)	79	2,917
Guidewire Software Inc. (c)	45	2,669
Harris Corp.	22	2,015
Hewlett Packard Enterprise Co.	178	4,042
IPG Photonics Corp. (c)	36	2,965
Keysight Technologies Inc. (c)	135	4,285
KLA-Tencor Corp.	48	3,365
MAXIMUS Inc.	41	2,293
Mentor Graphics Corp.	88	2,327
Motorola Solutions Inc.	40	3,077
ON Semiconductor Corp. (c)	300	3,693
Palo Alto Networks Inc. (c)	37	5,895
PTC Inc. (c)	149	6,602
Red Hat Inc. (c)	83	6,668
Seagate Technology	47	1,812
Splunk Inc. (c)	83	4,870
Synopsys Inc. (c)	92	5,472
Tableau Software Inc. - Class A	51	2,819
WEX Inc. (c)	63	6,756
Workday Inc. - Class A (c)	54	4,905
Xilinx Inc.	53	2,880
		128,308
MATERIALS - 4.7%
Agrium Inc.	32	2,859
AptarGroup Inc.	98	7,577
Avery Dennison Corp.	30	2,301
Berry Plastics Group Inc. (c)	71	3,113
Crown Holdings Inc. (c)	140	7,977
International Flavors & Fragrances Inc.	12	1,784
Reliance Steel & Aluminum Co.	39	2,828
Scotts Miracle-Gro Co.	35	2,947
		31,386
REAL ESTATE - 1.9%
Alexandria Real Estate Equities Inc.	32	3,481
DDR Corp.	173	3,023
Liberty Property Trust	53	2,139
National Retail Properties Inc.	35	1,772
Vornado Realty Trust	25	2,530
		12,945
UTILITIES - 2.8%
Alliant Energy Corp.	79	3,041
Atmos Energy Corp.	41	3,067
DTE Energy Co.	36	3,394
Eversource Energy	55	2,980
Portland General Electric Co.	75	3,194
Xcel Energy Inc.	74	3,046
		18,722
Total Common Stocks (cost $637,230)		647,553

SHORT TERM INVESTMENTS - 3.2%
Investment Company - 3.2%
JNL Money Market Fund, 0.24% (a) (h)	21,325	21,325
Total Short Term Investments (cost $21,325)		21,325
Total Investments - 100.0% (cost $658,555)		668,878
Other Assets and Liabilities, Net - (0.0% )		(267)
Total Net Assets - 100.0%		$668,611

JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 13.4%
American Axle & Manufacturing Holdings Inc. (c)	28	$484
American Eagle Outfitters Inc.	52	925
Asbury Automotive Group Inc. (c)	12	668
Big Lots Inc. (e)	28	1,338
Bloomin’ Brands Inc.	17	297
Buffalo Wild Wings Inc. (c)	14	2,008
Burlington Stores Inc. (c)	63	5,135
CalAtlantic Group Inc.	44	1,472
Carter’s Inc.	24	2,054
Childrens Place Retail Stores Inc.	4	293
Columbia Sportswear Co.	5	272
Cracker Barrel Old Country Store Inc. (e)	3	418
Dave & Buster’s Entertainment Inc. (c)	240	9,413
Diversified Restaurant Holdings Inc. (c)	8	9
Drew Industries Inc.	20	1,950
Ethan Allen Interiors Inc.	7	228
Etsy Inc. (c)	48	687
Five Below Inc. (c)	224	9,041
Francesca’s Holdings Corp. (c)	17	267

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Freshpet Inc. (c) (e)	241	2,081
Gentherm Inc. (c)	35	1,106
Grand Canyon Education Inc. (c)	114	4,605
Hasbro Inc.	79	6,274
IMAX Corp. (c)	590	17,096
Interval Leisure Group Inc.	146	2,506
Jack in the Box Inc.	101	9,677
Kona Grill Inc. (c) (e)	203	2,549
LifeLock Inc. (c)	5	90
Lithia Motors Inc. - Class A	52	4,986
Lululemon Athletica Inc. (c) (e)	44	2,674
Marriott Vacations Worldwide Corp.	5	396
Modine Manufacturing Co. (c)	348	4,132
Monro Muffler Brake Inc.	109	6,642
Nexstar Broadcasting Group Inc. - Class A (e)	222	12,813
Ollie’s Bargain Outlet Holdings Inc. (c) (e)	158	4,145
Papa John’s International Inc.	16	1,297
Penn National Gaming Inc. (c)	194	2,639
Pool Corp.	16	1,537
Popeyes Louisiana Kitchen Inc. (c)	131	6,986
Six Flags Entertainment Corp.	103	5,535
Smith & Wesson Holding Corp. (c) (e)	36	951
SodaStream International Ltd. (c)	203	5,393
Sonic Corp.	109	2,863
Sotheby’s - Class A (e)	13	492
Steven Madden Ltd. (c)	102	3,537
Tenneco Inc. (c)	26	1,509
Texas Roadhouse Inc.	11	422
Tile Shop Holdings Inc. (c) (e)	16	270
Ulta Salon Cosmetics & Fragrance Inc. (c)	12	2,962
Vail Resorts Inc.	44	6,952
Visteon Corp.	92	6,619
Wayfair Inc. - Class A (c) (e)	29	1,153
Wingstop Inc. (e)	93	2,728
Wolverine World Wide Inc.	14	311
World Wrestling Entertainment Inc. - Class A (e)	53	1,122
		174,009
CONSUMER STAPLES - 3.7%
B&G Foods Inc.	6	307
Calavo Growers Inc.	52	3,426
Casey’s General Stores Inc.	43	5,179
Energizer Holdings Inc.	79	3,927
Fresh Del Monte Produce Inc.	15	886
Lancaster Colony Corp.	5	634
Medifast Inc.	12	453
National Beverage Corp. (c) (e)	131	5,766
Natural Health Trends Corp. (e)	19	545
Performance Food Group Co. (c)	8	190
Pinnacle Foods Inc.	326	16,339
Snyders-Lance Inc.	287	9,642
SpartanNash Co.	2	65
		47,359
ENERGY - 0.9%
Carrizo Oil & Gas Inc. (c)	97	3,956
Diamondback Energy Inc. (c)	51	4,908
Evolution Petroleum Corp.	19	118
Matador Resources Co. (c)	12	289
Matrix Service Co. (c)	4	69
McDermott International Inc. (c)	37	187
Parsley Energy Inc. - Class A (c)	3	94
Sanchez Energy Corp. (c) (e)	6	54
Ship Finance International Ltd. (e)	2	31
US Silica Holdings Inc.	33	1,550
		11,256
FINANCIALS - 4.7%
Affiliated Managers Group Inc. (c)	61	8,870
AmTrust Financial Services Inc.	157	4,209
BofI Holding Inc. (c) (e)	43	958
Chemical Financial Corp.	2	68
Cohen & Steers Inc.	23	975
Enova International Inc. (c)	24	237
Essent Group Ltd. (c)	8	226
Evercore Partners Inc. - Class A	13	647
First Financial Corp.	12	494
Great Western Bancorp Inc.	2	73
Hancock Holding Co.	2	53
Home Bancshares Inc.	104	2,155
Impac Mortgage Holdings Inc. (c)	10	132
Independent Bank Corp. (e)	12	655
Independent Bank Corp.	3	48
INTL FCStone Inc. (c)	13	519
Kinsale Capital Group Inc.	3	62
LendingTree Inc. (c) (e)	113	10,976
MarketAxess Holdings Inc.	38	6,221
National Interstate Corp.	4	143
NexPoint Residential Trust Inc.	27	523
Pinnacle Financial Partners Inc.	34	1,857
Primerica Inc. (e)	97	5,123
Republic Bancorp Inc. - Class A	4	130
Safeguard Scientifics Inc. (c)	229	2,969
Universal Insurance Holdings Inc. (e)	34	856
Western Alliance Bancorp (c)	314	11,783
		60,962
HEALTH CARE - 20.7%
Acadia HealthCare Co. Inc. (c) (e)	56	2,776
ACADIA Pharmaceuticals Inc. (c)	90	2,874
Acceleron Pharma Inc. (c)	49	1,771
Accuray Inc. (c) (e)	111	708
AcelRx Pharmaceuticals Inc (c) (e)	449	1,746
Agile Therapeutics Inc. (c) (e)	182	1,272
Alder Biopharmaceuticals Inc. (c) (e)	44	1,430
Align Technology Inc. (c)	66	6,181
Allscripts-Misys Healthcare Solutions Inc. (c)	225	2,964
Amedisys Inc. (c)	94	4,461
Amicus Therapeutics Inc. (c) (e)	425	3,144
AMN Healthcare Services Inc. (c)	146	4,657
Amphastar Pharmaceuticals Inc. (c)	67	1,275
Amsurg Corp. (c)	84	5,651
ANI Pharmaceuticals Inc. (c) (e)	12	776
Anika Therapeutics Inc. (c)	6	281
Aptevo Therapeutics Inc. (c)	7	19
Aratana Therapeutics Inc. (c) (e)	36	333
Ariad Pharmaceuticals Inc. (c)	91	1,246
Array BioPharma Inc. (c)	65	437
athenahealth Inc. (c) (e)	36	4,579
AtriCure Inc. (c)	132	2,094
BioDelivery Sciences International Inc. (c) (e)	32	87
BioSpecifics Technologies Corp. (c)	1	60
BioTelemetry Inc. (c)	8	152
Bluebird Bio Inc. (c) (e)	61	4,114
Blueprint Medicines Corp. (c) (e)	86	2,552
Cambrex Corp. (c)	3	138
Cardiovascular Systems Inc. (c)	136	3,233
Catalent Inc. (c)	53	1,367
Celyad SA - ADR (c) (e)	36	842
Cempra Inc. (c) (e)	66	1,602
Cepheid Inc. (c)	93	4,890
Cerulean Pharma Inc. (c) (e)	341	348
Chemed Corp.	1	152
Clovis Oncology Inc. (c) (e)	44	1,592

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Conmed Corp.	67	2,686
Corcept Therapeutics Inc. (c)	60	388
Cross Country Healthcare Inc. (c)	259	3,054
Cynosure Inc. - Class A (c)	48	2,426
DepoMed Inc. (c) (e) (f)	48	1,200
Derma Sciences Inc. (c)	497	2,321
DexCom Inc. (c)	55	4,821
Eagle Pharmaceuticals Inc. (c) (e)	96	6,705
Enanta Pharmaceuticals Inc. (c)	78	2,088
Enzo Biochem Inc. (c)	419	2,132
Evolent Health Inc. - Class A (c)	15	357
Exact Sciences Corp. (c) (e)	227	4,210
Exelixis Inc. (c)	91	1,158
Five Prime Therapeutics Inc. (c) (e)	63	3,303
Glaukos Corp. (c)	9	354
Globus Medical Inc. - Class A (c)	61	1,376
GW Pharmaceuticals Plc - ADR (c)	26	3,398
Halozyme Therapeutics Inc. (c) (e)	77	930
HealthEquity Inc. (c)	119	4,522
HealthSouth Corp. (e)	92	3,751
Heron Therapeutics Inc. (c) (e)	105	1,807
HMS Holdings Corp. (c)	226	5,012
ICU Medical Inc. (c)	11	1,413
Ignyta Inc. (c)	254	1,598
Immune Design Corp. (c)	180	1,363
Immunomedics Inc. (c) (e)	95	309
INC Research Holdings Inc. - Class A (c)	106	4,747
Innoviva Inc. (e)	146	1,603
Inogen Inc. (c)	46	2,744
Insulet Corp. (c)	19	779
Integra LifeSciences Holdings Corp. (c)	140	11,526
Ironwood Pharmaceuticals Inc. - Class A (c)	292	4,636
Jazz Pharmaceuticals Plc (c)	48	5,840
Kite Pharma Inc. (c) (e)	46	2,567
La Jolla Pharmaceutical Co. (c)	48	1,131
LeMaitre Vascular Inc.	69	1,361
Ligand Pharmaceuticals Inc. (c) (e)	154	15,709
Lion Biotechnologies Inc. (c) (e)	241	1,984
Loxo Oncology Inc. (c) (e)	161	4,210
Magellan Health Services Inc. (c)	16	841
Masimo Corp. (c)	21	1,238
Molina Healthcare Inc. (c)	7	413
Nektar Therapeutics (c)	183	3,136
NeoGenomics Inc. (c)	490	4,030
Nevro Corp. (c) (e)	42	4,360
NuVasive Inc. (c)	19	1,253
NxStage Medical Inc. (c)	198	4,949
Omeros Corp. (c) (e)	51	570
OraSure Technologies Inc. (c)	38	302
Orthofix International NV (c)	4	186
Owens & Minor Inc.	7	250
Pacira Pharmaceuticals Inc. (c)	113	3,866
Paratek Pharmaceuticals Inc. (c)	106	1,380
Penumbra Inc. (c)	5	397
PRA Health Sciences Inc. (c)	32	1,810
Radius Health Inc. (c)	70	3,762
Repligen Corp. (c)	13	380
Rockwell Medical Technologies Inc. (c) (e)	58	386
Sage Therapeutics Inc. (c)	95	4,397
Spark Therapeutics Inc. (c) (e)	50	3,029
Spectranetics Corp. (c)	92	2,306
Steris Plc	68	5,002
Supernus Pharmaceuticals Inc. (c)	83	2,050
Syneron Medical Ltd. (c)	93	664
Tenet Healthcare Corp. (c)	124	2,806
TESARO Inc. (c) (e)	12	1,187
Tetraphase Pharmaceuticals Inc. (c) (e)	38	145
Theravance Biopharma Inc. (c)	4	146
Trevena Inc. (c)	105	706
Ultragenyx Pharmaceutical Inc. (c) (e)	35	2,478
Vascular Solutions Inc. (c)	25	1,227
Vital Therapies Inc. (c) (e)	234	1,431
WellCare Health Plans Inc. (c)	34	3,964
West Pharmaceutical Services Inc.	48	3,586
Zeltiq Aesthetics Inc. (c) (e)	175	6,859
		268,815
INDUSTRIALS - 15.4%
Advisory Board Co. (c)	155	6,950
Albany International Corp. - Class A	80	3,379
Apogee Enterprises Inc.	179	7,995
Argan Inc.	2	128
Beacon Roofing Supply Inc. (c)	163	6,850
Brady Corp. - Class A	14	483
Brink’s Co.	12	436
BWX Technologies Inc.	59	2,263
Costamare Inc.	27	245
Deluxe Corp.	5	327
DigitalGlobe Inc. (c)	13	347
Douglas Dynamics Inc.	122	3,910
Dycom Industries Inc. (c) (e)	37	3,060
Echo Global Logistics Inc. (c)	145	3,333
Energy Recovery Inc. (c) (e)	41	662
Fortune Brands Home & Security Inc.	43	2,469
GATX Corp. (e)	2	71
Gibraltar Industries Inc. (c)	6	236
Global Brass & Copper Holdings Inc.	24	694
Hawaiian Holdings Inc. (c)	25	1,229
Healthcare Services Group Inc.	50	1,988
HEICO Corp. - Class A	278	16,849
Herman Miller Inc.	17	473
Hexcel Corp.	325	14,387
HNI Corp.	21	846
HUB Group Inc. - Class A (c)	11	430
Hudson Technologies Inc. (c)	384	2,554
Huntington Ingalls Industries Inc.	14	2,196
InnerWorkings Inc. (c)	116	1,092
Insperity Inc.	20	1,480
Insteel Industries Inc.	44	1,583
Interface Inc.	171	2,862
John Bean Technologies Corp.	83	5,882
Kaman Corp.	69	3,031
Knoll Inc.	160	3,658
Lawson Products Inc. (c)	129	2,295
Lydall Inc. (c)	6	284
Manitowoc Foodservice Inc. (c)	377	6,117
Masonite International Corp. (c)	73	4,509
MasTec Inc. (c)	56	1,654
Middleby Corp. (c)	30	3,688
Mueller Water Products Inc. - Class A	500	6,275
Power Solutions International Inc. (c) (e)	15	157
Quad/Graphics Inc. - Class A	35	939
RBC Bearings Inc. (c)	39	3,000
Rexnord Corp. (c)	160	3,431
Ritchie Bros. Auctioneers Inc.	515	18,045
Rush Enterprises Inc. - Class A (c)	107	2,620
Spirit Airlines Inc. (c)	59	2,492
Supreme Industries Inc. - Class A	18	351
Swift Transporation Co. - Class A (c) (e)	26	552
Taser International Inc. (c) (e)	260	7,445
Tennant Co.	33	2,147
Titan Machinery Inc. (c)	274	2,852
TransUnion LLC (c)	78	2,689
Trex Co. Inc. (c)	17	1,020
Tutor Perini Corp. (c)	29	617
Universal Forest Products Inc.	8	806

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Vectrus Inc. (c)	13	205
Virgin America Inc. (c)	2	105
Wabash National Corp. (c) (e)	91	1,302
Wabtec Corp.	67	5,496
WageWorks Inc. (c)	35	2,108
West Corp.	20	435
Wix.com Ltd. (c)	257	11,140
		199,154
INFORMATION TECHNOLOGY - 33.3%
2U Inc. (c) (e)	257	9,838
3D Systems Corp. (c) (e)	37	659
Advanced Energy Industries Inc. (c)	23	1,105
Advanced Micro Devices Inc. (c)	154	1,065
Aerohive Networks Inc. (c)	262	1,594
Alarm.com Holdings Inc. (c) (e)	27	782
Alpha & Omega Semiconductor Ltd. (c)	4	95
Amber Road Inc. (c)	113	1,089
Applied Micro Circuits Corp. (c)	61	426
Belden Inc.	35	2,410
Benefitfocus Inc. (c) (e)	131	5,235
Black Knight Financial Services Inc. - Class A (c) (e)	335	13,718
Brightcove Inc. (c)	32	423
Brooks Automation Inc.	264	3,599
Cardtronics Plc - Class A (c)	12	517
Care.com Inc. (c)	172	1,714
Cavium Inc. (c)	291	16,952
Ceva Inc. (c)	55	1,915
Cirrus Logic Inc. (c)	11	579
Cognex Corp.	26	1,395
Coherent Inc. (c)	1	61
CommVault Systems Inc. (c)	33	1,758
Convergys Corp.	14	419
Cornerstone OnDemand Inc. (c)	79	3,615
CoStar Group Inc. (c)	42	9,107
Digimarc Corp. (c) (e)	51	1,965
Ebix Inc. (e)	120	6,809
Ellie Mae Inc. (c)	68	7,202
Euronet Worldwide Inc. (c)	333	27,265
Fabrinet (c)	100	4,458
Fair Isaac Corp.	29	3,553
Five9 Inc. (c)	36	557
Gigamon Inc. (c)	67	3,692
GoDaddy Inc. - Class A (c) (e)	296	10,206
GTT Communications Inc. (c)	177	4,167
Hackett Group Inc.	26	430
HubSpot Inc. (c)	68	3,917
Imperva Inc. (c)	43	2,336
Impinj Inc. (c)	52	1,953
Inphi Corp. (c)	51	2,226
Instructure Inc. (c)	104	2,631
InterDigital Inc.	17	1,345
Internap Corp. (c)	1,270	2,096
InterXion Holding NV (c)	283	10,236
Itron Inc. (c)	8	471
Liquidity Services Inc. (c)	137	1,542
Littelfuse Inc.	94	12,090
LivePerson Inc. (c)	751	6,320
LogMeIn Inc.	357	32,248
Lumentum Holdings Inc. (c)	149	6,204
M/A-COM Technology Solutions Holdings Inc. (c)	47	1,976
Manhattan Associates Inc. (c)	48	2,742
MAXIMUS Inc.	16	921
MeetMe Inc. (c)	108	670
Microsemi Corp. (c)	76	3,196
MINDBODY Inc. - Class A (c) (e)	424	8,344
Monolithic Power Systems Inc.	157	12,664
Monotype Imaging Holdings Inc.	83	1,827
NeoPhotonics Corp. (c)	91	1,490
NetGear Inc. (c)	15	891
NIC Inc.	10	246
Oclaro Inc. (c)	11	91
OSI Systems Inc. (c)	53	3,483
Paycom Software Inc. (c) (e)	282	14,127
Paylocity Holding Corp. (c) (e)	145	6,449
Perficient Inc. (c)	83	1,664
Plexus Corp. (c)	7	307
Power Integrations Inc.	26	1,621
Proofpoint Inc. (c) (e)	147	10,998
PROS Holdings Inc. (c)	90	2,029
Qualys Inc. (c)	38	1,447
RingCentral Inc. - Class A (c)	370	8,751
Rudolph Technologies Inc. (c)	137	2,431
Science Applications International Corp.	8	522
Semtech Corp. (c)	19	532
Shopify Inc. - Class A (c)	117	5,029
Shutterstock Inc. (c)	2	106
Silicon Graphics International Corp. (c)	81	622
SPS Commerce Inc. (c)	137	10,071
SS&C Technologies Holdings Inc. (e)	61	1,958
Stamps.com Inc. (c)	7	672
Super Micro Computer Inc. (c)	49	1,135
Synchronoss Technologies Inc. (c)	176	7,235
Take-Two Interactive Software Inc. (c)	189	8,524
Tessera Technologies Inc.	74	2,845
Tower Semiconductor Ltd. (c) (e)	617	9,366
TTM Technologies Inc. (c)	66	754
Tyler Technologies Inc. (c)	12	2,140
Ubiquiti Networks Inc. (c) (e)	2	93
Ultimate Software Group Inc. (c)	124	25,429
Vantiv Inc. - Class A (c)	109	6,149
Varonis Systems Inc. (c)	14	415
Vishay Intertechnology Inc.	32	454
WebMD Health Corp. (c)	130	6,449
WEX Inc. (c)	30	3,214
WNS Holdings Ltd. - ADR (c)	115	3,439
Xactly Corp. (c)	53	778
Zendesk Inc. (c)	315	9,661
		431,946
MATERIALS - 3.1%
AK Steel Holding Corp. (c) (e)	23	112
Chemours Co.	37	598
Chemtura Corp. (c)	104	3,398
Coeur d’Alene Mines Corp. (c)	12	146
Eagle Materials Inc.	66	5,110
GCP Applied Technologies Inc. (c)	203	5,744
Graphic Packaging Holding Co.	657	9,190
HB Fuller Co.	7	309
Headwaters Inc. (c)	135	2,278
Ingevity Corp. (c)	61	2,795
Louisiana-Pacific Corp. (c)	36	676
Quaker Chemical Corp.	15	1,546
Rayonier Advanced Materials Inc. (e)	27	357
Ryerson Holding Corp. (c)	3	32
Summit Materials Inc. - Class A (c)	294	5,452
Trinseo SA	31	1,753
		39,496
REAL ESTATE - 1.6%
Altisource Portfolio Solutions SA (c) (e)	15	486
CubeSmart	115	3,139
DuPont Fabros Technology Inc.	74	3,033
EastGroup Properties Inc.	15	1,081

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
First Industrial Realty Trust Inc.	3	81
Four Corners Property Trust Inc.	41	867
Hudson Pacific Properties Inc.	10	324
Lexington Realty Trust	5	48
National Storage Affiliates Trust	236	4,940
PS Business Parks Inc.	7	823
QTS Realty Trust Inc. - Class A	51	2,670
Ryman Hospitality Properties Inc.	3	126
STAG Industrial Inc.	112	2,755
Urban Edge Properties	19	541
Washington REIT	8	261
		21,175
TELECOMMUNICATION SERVICES - 0.6%
IDT Corp. - Class B	32	553
Vonage Holdings Corp. (c)	493	3,258
Zayo Group Holdings Inc. (c)	149	4,425
		8,236
UTILITIES - 0.0%
Ormat Technologies Inc.	9	454
Total Common Stocks (cost $1,139,007)		1,262,862

RIGHTS - 0.0%
Dyax Corp. (c) (f)	143	159
Total Rights (cost $159)		159

SHORT TERM INVESTMENTS - 16.1%
Investment Company - 3.0%
JNL Money Market Fund, 0.24% (a) (h)	38,380	38,380

Securities Lending Collateral - 13.1%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	170,433	170,433
Total Short Term Investments (cost $208,813)		208,813
Total Investments - 113.5% (cost $1,347,979)		1,471,834
Other Assets and Liabilities, Net - (13.5%)		(174,659)
Total Net Assets - 100.0%		$1,297,175

JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 11.8%
AMC Entertainment Holdings Inc. - Class A	18	$562
America’s Car-Mart Inc. (c)	23	849
American Eagle Outfitters Inc. (e)	280	5,004
Big 5 Sporting Goods Corp.	87	1,183
Big Lots Inc. (e)	77	3,669
Brinker International Inc. (e)	111	5,618
Brunswick Corp.	60	2,929
Buckle Inc. (e)	50	1,190
Caleres Inc.	106	2,680
Callaway Golf Co.	60	697
Childrens Place Retail Stores Inc.	11	879
ClubCorp Holdings Inc.	198	2,870
Cooper-Standard Holding Inc. (c)	46	4,586
Dana Holding Corp.	62	963
Eldorado Resorts Inc. (c)	157	2,214
Entercom Communications Corp. - Class A	21	278
Finish Line Inc. - Class A (e)	26	594
Fox Factory Holding Corp. (c)	536	12,314
Gildan Activewear Inc.	339	9,469
GNC Holdings Inc. - Class A	37	753
GoPro Inc. - Class A (c) (e)	181	3,012
Helen of Troy Ltd. (c)	83	7,152
Hibbett Sports Inc. (c)	9	351
Interval Leisure Group Inc.	46	790
Intrawest Resorts Holdings Inc. (c) (e)	92	1,499
JAKKS Pacific Inc. (c) (e)	35	301
Johnson Outdoors Inc.	20	724
Lumber Liquidators Holdings Inc. (c) (e)	300	5,896
Marriott Vacations Worldwide Corp. (e)	27	1,994
Murphy USA Inc. (c)	34	2,454
Penske Auto Group Inc. (e)	95	4,553
Perry Ellis International Inc. (c)	75	1,444
Popeyes Louisiana Kitchen Inc. (c)	59	3,150
Rent-A-Center Inc.	59	749
Sally Beauty Holdings Inc. (c)	353	9,070
Sonic Automotive Inc. - Class A	108	2,038
Spartan Motors Inc.	89	851
Tenneco Inc. (c)	61	3,553
Tower International Inc.	25	599
TRI Pointe Homes Inc. (c)	283	3,727
West Marine Inc. (c)	29	244
Winnebago Industries Inc. (e)	544	12,819
Wolverine World Wide Inc.	66	1,518
		127,789
CONSUMER STAPLES - 2.2%
Andersons Inc.	19	671
Avon Products Inc.	91	518
Central Garden & Pet Co. - Class A (c)	20	494
Darling Ingredients Inc. (c)	428	5,788
Fresh Del Monte Produce Inc.	45	2,676
Nature’s Sunshine Products Inc.	10	152
Sanderson Farms Inc. (e)	6	621
SpartanNash Co.	113	3,255
SUPERVALU Inc. (c)	96	480
United Natural Foods Inc. (c)	175	6,997
Universal Corp.	21	1,194
WD-40 Co.	15	1,700
		24,546
ENERGY - 4.5%
Delek US Holdings Inc.	13	228
Denbury Resources Inc.	118	382
Fairmount Santrol Holdings Inc. (c) (e)	28	234
Forum Energy Technologies Inc. (c)	165	3,283
Green Plains Inc.	12	306
Jones Energy Inc. - Class A (c) (e)	162	577
Matador Resources Co. (c)	231	5,615
Matrix Service Co. (c)	69	1,286
McDermott International Inc. (c)	888	4,450
Navios Maritime Acq Corp.	484	653
Oasis Petroleum Inc. (c) (e)	215	2,469
Oil States International Inc. (c)	145	4,573
Pacific Ethanol Inc.	205	1,419
Parsley Energy Inc. - Class A (c)	15	487
PDC Energy Inc. (c)	15	1,023
Rice Energy Inc. (c)	57	1,485
RSP Permian Inc. (c)	77	2,997
Sanchez Energy Corp. (c) (e)	301	2,665
Seventy Seven Energy Inc. (e)	62	1,161
Ship Finance International Ltd. (e)	8	111
Superior Energy Services Inc.	306	5,478
Western Refining Inc.	82	2,182
World Fuel Services Corp.	121	5,598
		48,662
FINANCIALS - 29.7%
1st Source Corp.	37	1,324
Access National Corp.	19	450

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Allied World Assurance Co. Holdings Ltd.	54	2,164
Ambac Financial Group Inc. (c)	71	1,298
American Capital Mortgage Investment Corp.	168	2,892
American Equity Investment Life Holding Co.	172	3,044
Anworth Mortgage Asset Corp.	288	1,415
Apollo Commercial Real Estate Finance Inc.	—	1
Argo Group International Holdings Ltd.	10	587
Arrow Financial Corp.	13	436
Banc of California Inc.	22	387
BancFirst Corp.	5	342
Banco Latinoamericano de Comercio Exterior SA	67	1,886
BancorpSouth Inc.	242	5,618
BNC Bancorp	141	3,429
BofI Holding Inc. (c) (e)	225	5,030
Capitol Federal Financial Inc.	199	2,799
Cathay General Bancorp (e)	150	4,628
CenterState Banks of Florida Inc.	176	3,116
Central Pacific Financial Corp.	61	1,536
Central Valley Community Bancorp (e)	27	431
Chemical Financial Corp.	20	872
CNO Financial Group Inc.	276	4,218
Commerce Bancshares Inc.	146	7,202
Community Bank System Inc.	36	1,721
CommunityOne Bancorp (c)	21	284
CYS Investments Inc.	149	1,300
Donegal Group Inc. - Class A	17	277
East West Bancorp Inc.	166	6,076
Endurance Specialty Holdings Ltd.	166	10,852
Enova International Inc. (c)	151	1,460
Enterprise Financial Services Corp.	151	4,704
EZCorp Inc. - Class A (c)	77	849
Farmers Capital Bank Corp.	6	169
Farmers National Banc Corp.	38	414
Federal Agricultural Mortgage Corp. - Class C	36	1,434
Fifth Street Asset Management Inc. - Class A	21	117
First American Financial Corp.	132	5,174
First Community Bancshares Inc.	12	294
First Defiance Financial Corp.	23	1,023
First Financial Bancorp	54	1,182
First Financial Corp.	22	904
First NBC Bank Holding Co. (c)	117	1,104
FirstCash Inc.	253	11,891
Fulton Financial Corp.	141	2,042
Genworth Financial Inc. - Class A (c)	693	3,439
Great Western Bancorp Inc.	226	7,520
Hancock Holding Co.	93	3,027
Hanmi Financial Corp.	93	2,448
Hannon Armstrong Sustainable Infrastructure Capital Inc.	232	5,422
Hanover Insurance Group Inc.	10	723
Hope Bancorp Inc.	174	3,024
Impac Mortgage Holdings Inc.	17	220
Independence Realty Trust Inc. (e)	172	1,548
Independent Bank Corp. (e)	48	2,580
Independent Bank Corp.	67	1,129
Infinity Property & Casualty Corp.	19	1,588
INTL FCStone Inc. (c)	70	2,711
Investors Bancorp Inc.	304	3,653
James River Group Holdings Ltd.	136	4,911
LCNB Corp. (e)	11	191
LPL Financial Holdings Inc. (e)	50	1,498
Marlin Business Services Inc.	14	275
MB Financial Inc.	166	6,310
Meridian Bancorp Inc.	345	5,371
Meta Financial Group Inc.	30	1,819
MFA Financial Inc.	118	881
MGIC Investment Corp. (c)	218	1,747
National General Holdings Corp.	299	6,644
National Interstate Corp.	18	579
National Western Life Group Inc. - Class A	37	7,496
New Residential Investment Corp.	117	1,618
NewStar Financial Inc. (c)	238	2,309
NexPoint Residential Trust Inc.	135	2,645
Old Second Bancorp Inc.	45	375
PennyMac Financial Services Inc. - Class A (c)	42	715
PRA Group Inc. (c) (e)	367	12,664
Preferred Bank	54	1,917
Primerica Inc. (e)	44	2,345
PrivateBancorp Inc.	72	3,299
ProAssurance Corp.	90	4,697
Prosperity Bancshares Inc.	88	4,816
QCR Holdings Inc.	18	558
Regional Management Corp. (c)	53	1,137
RenaissanceRe Holdings Ltd.	101	12,112
Republic Bancorp Inc. - Class A	12	366
Safety Insurance Group Inc.	9	587
Southern National Bancorp of Virginia Inc.	16	214
State Bank Financial Corp.	68	1,556
State National Cos. Inc.	324	3,604
Stewart Information Services Corp.	102	4,512
Stifel Financial Corp. (c)	21	798
Stock Yards Bancorp Inc.	19	638
SVB Financial Group (c)	89	9,799
TCF Financial Corp.	981	14,234
Trustmark Corp.	12	322
UMB Financial Corp.	80	4,780
Umpqua Holdings Corp.	732	11,020
Universal Insurance Holdings Inc.	154	3,888
Walker & Dunlop Inc. (c)	104	2,627
Washington Federal Inc.	180	4,802
Waterstone Financial Inc.	271	4,597
Webster Financial Corp.	60	2,266
Western Alliance Bancorp (c)	94	3,545
Wintrust Financial Corp.	116	6,467
WSFS Financial Corp.	41	1,500
Yadkin Financial Corp.	167	4,394
		322,853
HEALTH CARE - 7.0%
Acceleron Pharma Inc. (c)	34	1,222
Allscripts-Misys Healthcare Solutions Inc. (c)	362	4,762
AngioDynamics Inc. (c)	167	2,925
Aratana Therapeutics Inc. (e)	20	185
Array BioPharma Inc. (c)	343	2,316
Bluebird Bio Inc. (c) (e)	19	1,272
Charles River Laboratories International Inc. (c)	42	3,529
Exelixis Inc. (c)	112	1,430
Halyard Health Inc. (c)	96	3,328
Healthways Inc. (c)	21	549
Hill-Rom Holdings Inc.	186	11,522
ICU Medical Inc. (c)	4	553
Immunomedics Inc. (c) (e)	79	257
Innoviva Inc. (e)	184	2,019
Insulet Corp. (c)	60	2,461
Magellan Health Services Inc. (c)	115	6,196
Medidata Solutions Inc. (c)	103	5,755
MEDNAX Inc. (c)	175	11,587
Molina Healthcare Inc. (c)	10	601
Novocure Ltd. (c) (e)	25	211
Omeros Corp. (c) (e)	81	909
Owens & Minor Inc.	15	519
Pacira Pharmaceuticals Inc. (c)	48	1,650
PharMerica Corp. (c)	46	1,289
Prestige Brands Holdings Inc. (c)	48	2,312
Triple-S Management Corp. (c)	58	1,282

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
VCI Inc. (c)	42	2,934
Vitae Pharmaceuticals Inc. (c)	71	1,479
Vocera Communications Inc. (c)	37	623
		75,677
INDUSTRIALS - 18.0%
ABM Industries Inc.	69	2,742
Acacia Research Corp.	122	794
ACCO Brands Corp. (c)	25	236
Air Transport Services Group Inc. (c)	45	643
Aircastle Ltd. (e)	67	1,329
Amerco Inc.	9	3,056
Astec Industries Inc.	39	2,310
Atkore International Group Inc.	78	1,456
AZZ Inc.	53	3,490
Barnes Group Inc.	15	601
Barrett Business Services Inc.	31	1,514
Brady Corp. - Class A	31	1,065
Chart Industries Inc. (c)	45	1,470
Costamare Inc.	226	2,066
Cubic Corp.	51	2,374
Deluxe Corp.	19	1,250
DigitalGlobe Inc. (c)	97	2,677
Donaldson Co. Inc.	187	6,992
EMCOR Group Inc.	37	2,192
Ennis Inc.	10	175
ExOne Co. (c) (e)	42	632
Forward Air Corp.	71	3,085
G&K Services Inc. - Class A	32	3,075
GATX Corp. (e)	30	1,320
Genesee & Wyoming Inc. - Class A (c)	65	4,490
Global Brass & Copper Holdings Inc.	38	1,085
Graco Inc.	84	6,231
Harsco Corp.	336	3,339
Insteel Industries Inc.	60	2,178
Kelly Services Inc. - Class A	70	1,346
Kennametal Inc.	198	5,755
Keyw Holding Corp. (c) (e)	29	323
Kforce Inc.	131	2,693
Knoll Inc.	127	2,901
MasTec Inc. (c) (e)	26	780
MSA Safety Inc.	42	2,437
National Presto Industries Inc.	17	1,502
Oshkosh Corp.	77	4,308
PGT Inc. (c)	1,095	11,688
Powell Industries Inc.	19	759
Proto Labs Inc. (c) (e)	101	6,047
Quad/Graphics Inc. - Class A	80	2,134
Quanex Building Products Corp.	631	10,893
Rush Enterprises Inc. - Class A (c)	434	10,616
SkyWest Inc.	102	2,681
Spirit Airlines Inc. (c)	111	4,706
SPX Corp.	195	3,930
SPX Flow Technology USA Inc. (c)	98	3,024
Steelcase Inc. - Class A	616	8,559
Team Inc. (c)	23	743
Teledyne Technologies Inc. (c)	12	1,314
Tetra Tech Inc.	282	9,994
TrueBlue Inc. (c)	126	2,853
Tutor Perini Corp. (c)	80	1,719
Universal Forest Products Inc.	21	2,033
Vectrus Inc. (c)	20	299
Wabash National Corp. (c) (e)	219	3,123
WESCO International Inc. (c) (e)	126	7,772
West Corp.	101	2,238
Woodward Governor Co.	155	9,659
YRC Worldwide Inc. (c)	238	2,929
		195,625
INFORMATION TECHNOLOGY - 10.8%
3D Systems Corp. (c) (e)	67	1,198
Advanced Energy Industries Inc. (c)	25	1,177
Advanced Micro Devices Inc. (c)	357	2,470
Alpha & Omega Semiconductor Ltd. (c)	11	232
Ambarella Inc. (c)	49	3,580
Amkor Technology Inc. (c)	17	163
Barracuda Networks Inc. (c)	212	5,393
Care.com Inc. (c)	64	640
Cohu Inc.	479	5,626
Convergys Corp.	27	818
Datalink Corp. (c)	79	843
Dolby Laboratories Inc.	78	4,218
Ebix Inc. (e)	38	2,167
Entegris Inc. (c)	349	6,076
Exar Corp. (c)	52	487
ExlService Holdings Inc. (c)	12	591
FARO Technologies Inc. (c)	118	4,254
Finisar Corp. (c)	31	910
Infinera Corp. (c)	205	1,856
Insight Enterprises Inc. (c)	47	1,541
Integrated Device Technology Inc. (c)	146	3,373
Liquidity Services Inc. (c)	28	319
M/A-COM Technology Solutions Holdings Inc. (c) (e)	61	2,566
Manhattan Associates Inc. (c)	81	4,647
Mantech International Corp. - Class A	37	1,401
MeetMe Inc. (c)	160	992
Mentor Graphics Corp.	68	1,804
MKS Instruments Inc.	14	714
MoneyGram International Inc. (c)	816	5,796
NetGear Inc. (c)	70	4,264
NetScout Systems Inc. (c)	121	3,545
PC Connection Inc.	56	1,477
PFSweb Inc. (c)	127	1,134
Plexus Corp. (c)	36	1,698
Power Integrations Inc.	44	2,797
Progress Software Corp. (c)	9	241
RetailMeNot Inc. (c)	50	497
RingCentral Inc. - Class A (c)	193	4,567
Sanmina Corp. (c)	38	1,069
Stratasys Ltd. (c) (e)	138	3,332
SYNNEX Corp.	9	1,077
Tech Data Corp. (c)	32	2,705
Teradata Corp. (c)	92	2,859
Teradyne Inc.	275	5,924
TiVo Corp.	36	708
Tower Semiconductor Ltd. (c) (e)	314	4,767
Travelport Worldwide Ltd.	243	3,658
TTM Technologies Inc. (c)	188	2,154
Ultratech Inc. (c)	8	191
Vishay Intertechnology Inc.	186	2,627
		117,143
MATERIALS - 3.3%
AK Steel Holding Corp. (c) (e)	444	2,145
Chemours Co.	68	1,090
Cliffs Natural Resources Inc. (c) (e)	132	769
Commercial Metals Co.	66	1,071
Domtar Corp.	50	1,840
Greif Inc. - Class A	17	863
Innospec Inc.	10	614
Kronos Worldwide Inc. (e)	138	1,145
Olympic Steel Inc.	57	1,257
Owens-Illinois Inc. (c)	196	3,608
P.H. Glatfelter Co.	42	911
PolyOne Corp.	78	2,627

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Rayonier Advanced Materials Inc. (e)	11	148
Reliance Steel & Aluminum Co.	78	5,604
Ryerson Holding Corp. (c)	94	1,067
Schnitzer Steel Industries Inc. - Class A	50	1,051
Schweitzer-Mauduit International Inc.	205	7,909
Stepan Co.	35	2,578
		36,297
REAL ESTATE - 6.7%
Ashford Hospitality Prime Inc.	42	595
Ashford Hospitality Trust Inc.	347	2,044
Brandywine Realty Trust	91	1,427
CBL & Associates Properties Inc.	140	1,702
Communications Sales & Leasing Inc.	148	4,659
CubeSmart	150	4,082
DCT Industrial Trust Inc.	55	2,647
Education Realty Trust Inc.	20	879
First Industrial Realty Trust Inc.	2	61
Four Corners Property Trust Inc.	231	4,937
Geo Group Inc. (e)	187	4,458
Getty Realty Corp.	144	3,450
Gramercy Property Trust (e)	296	2,850
Healthcare Realty Trust Inc. (e)	38	1,295
Highwoods Properties Inc.	117	6,105
Hudson Pacific Properties Inc.	144	4,734
Kennedy-Wilson Holdings Inc.	79	1,792
LaSalle Hotel Properties	33	783
Lexington Realty Trust	518	5,331
Mack-Cali Realty Corp.	32	861
Medical Properties Trust Inc.	212	3,135
Pebblebrook Hotel Trust (e)	30	799
PS Business Parks Inc.	37	4,155
QTS Realty Trust Inc. - Class A	23	1,220
RLJ Lodging Trust	41	858
Sun Communities Inc.	31	2,394
Sunstone Hotel Investors Inc.	227	2,906
Terreno Realty Corp.	64	1,757
Washington REIT	25	774
		72,690
TELECOMMUNICATION SERVICES - 0.3%
Cincinnati Bell Inc. (c)	37	152
Cogent Communications Holdings Inc.	44	1,617
IDT Corp. - Class B	63	1,093
		2,862
UTILITIES - 3.8%
Allete Inc.	38	2,277
Avista Corp.	24	1,023
Chesapeake Utilities Corp.	89	5,448
Connecticut Water Services Inc.	33	1,642
El Paso Electric Co.	87	4,058
IDACORP Inc.	49	3,799
Middlesex Water Co. (e)	27	949
New Jersey Resources Corp.	11	369
Northwest Natural Gas Co.	39	2,360
ONE Gas Inc.	4	272
Ormat Technologies Inc.	146	7,083
Otter Tail Corp.	48	1,653
PNM Resources Inc.	57	1,872
SJW Corp.	26	1,141
Southwest Gas Corp.	18	1,287
Spire Inc.	46	2,903
WGL Holdings Inc.	51	3,190
		41,326
Total Common Stocks (cost $978,332)		1,065,470

SHORT TERM INVESTMENTS - 9.2%
Investment Company - 1.6%
JNL Money Market Fund, 0.24% (a) (h)	17,697	17,697

Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	82,918	82,918
Total Short Term Investments (cost $100,615)		100,615
Total Investments - 107.3% (cost $1,078,947)		1,166,085
Other Assets and Liabilities, Net - (7.3%)		(79,418)
Total Net Assets - 100.0%		$1,086,667

JNL/Neuberger Berman Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 23.4%
Accredited Mortgage Loan Trust REMIC
0.85%, 12/25/35 (i)	$105	$101
0.81%, 04/25/36 (i)	2,380	2,146
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.23%, 05/25/35 (i)	4,600	3,902
Aegis Asset Backed Securities Trust REMIC, 1.01%, 08/25/35 (i)	3,090	2,723
American Airlines Pass-Through Trust, 4.38%, 10/01/22	2,827	2,873
Ameriquest Mortgage Securities Inc. REMIC
1.02%, 07/25/35 (i)	3,750	3,439
1.04%, 10/25/35 (i)	1,305	1,114
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.03%, 09/25/35 (i)	1,480	1,378
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.43%, 10/25/34 (i)	572	526
1.02%, 10/25/35 (i)	3,020	2,548
Asset Backed Securities Corp. Home Equity REMIC, 0.73%, 01/25/36 (i)	64	63
Asset-Backed Pass-Through Certificates REMIC, 1.22%, 04/25/34 (i)	238	236
Bear Stearns Asset Backed Securities I Trust REMIC, 1.26%, 09/25/35 (i)	2,430	2,135
Bear Stearns Asset Backed Securities Trust REMIC
1.19%, 05/25/35 (i)	399	389
0.99%, 12/25/35 (i)	1,600	1,318
0.94%, 02/25/36 (i)	612	604
Carrington Mortgage Loan Trust REMIC
1.50%, 05/25/35 (i)	2,605	2,384
1.01%, 10/25/35 (i)	4,100	3,763
0.84%, 01/25/36 (i)	3,300	3,005
0.77%, 03/25/36 (i)	2,400	2,065
Chase Issuance Trust, 1.06%, 09/15/17	14,553	14,555
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.36%, 09/10/23 (i)	12,548	595
Interest Only, 1.63%, 11/10/23 (i)	11,091	605
Interest Only, 1.23%, 10/10/47 (i)	14,127	948
Interest Only, 1.58%, 02/10/48 (i)	8,155	720
Citigroup Mortgage Loan Trust Inc. REMIC
1.28%, 05/25/35 (i) (r)	85	84
0.81%, 11/25/36 (i)	2,206	1,884
Commercial Mortgage Pass-Through Certificates REMIC
Interest Only, 0.50%, 01/10/23 (i) (r)	14,500	324

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Interest Only, 0.77%, 02/10/23 (i)	2,500	83
Interest Only, 1.33%, 09/12/23 (i)	12,773	723
Interest Only, 1.39%, 04/10/47 (i)	16,751	972
Interest Only, 1.54%, 04/10/47 (i)	23,966	1,511
Interest Only, 1.49%, 06/10/47 (i)	15,614	1,048
Interest Only, 1.21%, 12/10/47 (i)	13,264	776
Ellington Loan Acquisition Trust REMIC, 1.63%, 05/25/37 (i) (r)	1,873	1,807
EquiFirst Mortgage Loan Trust REMIC
1.65%, 09/25/33 (i)	716	703
1.25%, 04/25/35 (i)	908	800
FBR Securitization Trust REMIC, 1.28%, 09/25/35 (i)	2,000	1,799
Fieldstone Mortgage Investment Trust REMIC, 1.65%, 03/25/35 (i)	3,950	3,670
First Franklin Mortgage Loan Trust REMIC, 1.26%, 12/25/34 (i)	78	76
GS Mortgage Securities Corp. II Interest Only REMIC, 1.04%, 05/10/50 (i)	20,789	1,083
GS Mortgage Securities Trust REMIC
Interest Only, 1.31%, 01/10/24 (i)	12,679	729
Interest Only, 2.18%, 01/12/45 (i) (r)	845	70
Interest Only, 1.24%, 11/10/47 (i)	15,516	995
Home Equity Asset Trust REMIC, 0.96%, 02/25/36 (i)	1,035	974
Home Equity Mortgage Loan Asset-Backed Trust REMIC, 1.02%, 08/25/35 (i)	1,884	1,817
Home Equity Mortgage Trust REMIC, 2.13%, 02/25/35 (i)	220	216
HSI Asset Securitization Corp. Trust REMIC
0.83%, 12/25/35 (i)	2,640	2,514
0.89%, 12/25/35 (i)	1,390	1,208
0.92%, 01/25/36 (i)	3,690	3,325
JPMorgan Alternative Loan Trust REMIC, 0.72%, 06/25/37 (i)	1,538	1,473
JPMorgan Mortgage Acquisition Corp. REMIC, 0.98%, 12/25/35 (i)	4,600	4,382
JPMorgan Mortgage Acquisition Trust REMIC
0.77%, 05/25/36 (i)	1,000	980
0.81%, 11/25/36 (i)	1,990	1,801
Long Beach Mortgage Loan Trust REMIC, 1.40%, 02/25/35 (i)	1,655	1,522
MASTR Asset Backed Securities Trust REMIC, 0.82%, 01/25/36 (i)	1,570	1,332
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.50%, 07/25/35 (i)	870	816
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.31%, 11/15/23 (i)	13,408	767
Interest Only, 1.33%, 02/15/24 (i)	13,646	780
Morgan Stanley Dean Witter Capital I Inc. Trust REMIC, 1.65%, 05/25/32 (i)	691	659
Morgan Stanley Home Equity Loan Trust REMIC, 0.81%, 02/25/36 (i)	606	571
Newcastle Mortgage Securities Trust REMIC, 0.90%, 03/25/36 (i)	3,490	3,078
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
2.25%, 09/25/34 (i)	971	849
2.18%, 12/25/34 (i)	690	668
1.56%, 02/25/35 (i)	1,375	1,359
1.47%, 06/25/35 (i)	2,300	2,053
People’s Choice Home Loan Securities Trust Series REMIC, 1.05%, 12/25/35 (i)	2,592	2,387
Popular ABS Mortgage Pass-Through Trust REMIC, 0.97%, 11/25/35 (i)	1,311	1,224
RAAC Series Trust REMIC, 1.18%, 09/25/34 (i)	2,409	2,058
RAMP Trust REMIC
1.09%, 05/25/35 (i)	2,880	2,636
1.05%, 11/25/35 (i)	3,190	2,714
0.88%, 08/25/36 (i)	1,750	1,422
RASC Trust REMIC
1.50%, 07/25/35 (i)	4,700	4,392
0.99%, 01/25/36 (i)	3,750	3,251
Renaissance Home Equity Loan Trust REMIC, 0.86%, 05/25/35 (i)	484	427
Residential Asset Securitization Trust REMIC, 1.21%, 03/25/33 (i)	114	103
Securitized Asset Backed Receivables LLC Trust REMIC, 1.14%, 01/25/35 (i)	1,609	1,515
Soundview Home Loan Trust REMIC
1.00%, 11/25/35 (i)	4,500	3,890
0.83%, 02/25/36 (i)	2,670	2,505
0.75%, 12/25/36 (i)	3,540	3,055
0.70%, 03/25/37 (i)	2,227	2,127
Structured Asset Investment Loan Trust REMIC
1.65%, 06/25/33 (i)	180	176
1.33%, 07/25/34 (i)	700	675
Structured Asset Securities Corp. REMIC, 1.31%, 02/25/35 (i)	3,524	3,195
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
1.17%, 05/25/35 (i)	200	196
1.11%, 11/25/35 (i)	3,300	3,005
0.69%, 04/25/36 (i)	3,677	3,570
UBS-Barclays Commercial Mortgage Trust REMIC
Interest Only, 2.22%, 06/10/22 (i) (r)	2,319	191
Interest Only, 1.92%, 12/10/45 (i) (r)	1,639	126
Wells Fargo Commercial Mortgage Trust REMIC, 1.29%, 04/15/19	784	783
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.59%, 03/15/45 (i) (r)	1,972	107
Interest Only, 1.56%, 03/15/47 (i)	11,241	726
Interest Only, 1.32%, 08/15/47 (i)	15,356	969

Total Non-U.S. Government Agency Asset- Backed Securities (cost $148,145)		153,841

CORPORATE BONDS AND NOTES - 25.4%
CONSUMER DISCRETIONARY - 2.8%
Charter Communications Operating LLC
4.91%, 07/23/25 (r)	3,430	3,787
6.48%, 10/23/45 (r)	3,265	3,957
General Motors Co., 6.75%, 04/01/46	1,760	2,211
Viacom Inc.
3.88%, 04/01/24	3,620	3,736
3.45%, 10/04/26	3,430	3,431
4.38%, 03/15/43	445	410
5.25%, 04/01/44	735	773
		18,305
CONSUMER STAPLES - 0.7%
Altria Group Inc., 3.88%, 09/16/46	2,170	2,259
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (r)	2,335	2,319
Marfrig Holdings Europe BV, 8.00%, 06/08/23	200	205
		4,783
ENERGY - 3.0%
Apache Corp., 4.75%, 04/15/43	1,995	2,051
Energy Transfer Partners LP, 6.50%, 02/01/42	1,575	1,646
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (r)	193	198
Hess Corp., 4.30%, 04/01/27	2,880	2,904

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	200	221
Kinder Morgan Energy Partners LP
6.50%, 09/01/39	1,310	1,413
5.50%, 03/01/44	930	942
Kinder Morgan Inc., 5.55%, 06/01/45	2,580	2,653
Marathon Oil Corp., 3.85%, 06/01/25 (e)	1,270	1,207
Pacific Rubiales Energy Corp.
0.00%, 01/26/19 (c) (d)	170	32
0.00%, 01/19/25 (c) (d) (r)	678	126
Pertamina Persero PT, 5.63%, 05/20/43 (e)	650	683
Petroleos de Venezuela SA, 6.00%, 05/16/24	400	171
Petroleos Mexicanos
4.63%, 09/21/23 (e) (r)	114	115
5.50%, 06/27/44	350	303
6.38%, 01/23/45	502	479
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23 (r)	600	666
Southern Gas Corridor CJSC Co., 6.88%, 03/24/26	400	448
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	340	335
Transcanada Trust, 5.63%, 05/20/75 (i)	2,820	2,855
YPF SA, 8.50%, 07/28/25 (r)	182	200
		19,648
FINANCIALS - 10.5%
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (m)	2,590	2,554
5.20%, (callable at 100 beginning 11/15/19) (m)	1,245	1,256
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46	1,665	1,997
Bank of America Corp., 3.95%, 04/21/25	2,955	3,061
Banque Centrale de Tunisie SA, 5.75%, 01/30/25	250	244
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	250	246
Capital One Financial Corp., 5.55%, (callable at 100 beginning 06/01/20) (m)	3,355	3,414
Citigroup Inc.
5.80%, (callable at 100 beginning 11/15/19) (e) (m)	2,340	2,355
4.40%, 06/10/25	3,450	3,655
Comcel Trust, 6.88%, 02/06/24 (r)	600	617
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29 (r)	408	440
Diamond 1 Finance Corp., 4.42%, 06/15/21 (r)	4,505	4,709
Entertainment Properties Trust, 5.75%, 08/15/22	1,925	2,136
General Motors Financial Co. Inc.
3.20%, 07/06/21	2,765	2,799
4.30%, 07/13/25	2,565	2,644
Goldman Sachs Group Inc.
5.70%, (callable at 100 beginning 05/10/19) (e) (m)	2,240	2,271
2.35%, 11/15/21	5,085	5,075
5.15%, 05/22/45	2,290	2,503
HSBC Holdings Plc, 5.63%, (callable at 100 beginning 01/17/20) (e) (m) (v)	1,830	1,807
ING US Inc., 5.65%, 05/15/53 (i)	2,225	2,225
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (m)	1,655	1,634
6.00%, (callable at 100 beginning 08/01/23) (m)	3,135	3,272
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (m)	1,870	1,876
4.35%, 09/08/26	4,810	5,138
Nationwide Building Society, 4.00%, 09/14/26 (r)	3,785	3,772
Petrobras Global Finance BV, 8.38%, 05/23/21	181	198
Prudential Financial Inc., 5.20%, 03/15/44 (i)	1,925	1,985
Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/20 (r)	200	197
Ukreximbank Via Biz Finance Plc, 9.63%, 04/27/22 (r)	280	275
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	326
6.03%, 07/05/22	380	404
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	3,530	3,658
		68,743
HEALTH CARE - 1.1%
AbbVie Inc., 4.45%, 05/14/46	2,720	2,848
Amgen Inc., 4.40%, 05/01/45	2,110	2,222
Mylan NV, 3.95%, 06/15/26 (r)	2,295	2,314
		7,384
INDUSTRIALS - 1.6%
Air Lease Corp.
2.13%, 01/15/20	2,365	2,357
3.88%, 04/01/21	2,215	2,342
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (m)	1,681	1,788
International Lease Finance Corp., 6.25%, 05/15/19	3,630	3,934
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	200	217
		10,638
INFORMATION TECHNOLOGY - 2.0%
Apple Inc., 4.65%, 02/23/46	2,575	2,979
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (r)	4,550	4,853
4.90%, 10/15/25 (r)	3,155	3,370
Oracle Corp., 4.13%, 05/15/45	1,920	2,016
		13,218
MATERIALS - 0.1%
Cemex SAB de CV, 7.75%, 04/16/26 (e) (r)	200	222
Codelco, 6.15%, 10/24/36	190	222
		444
REAL ESTATE - 1.5%
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26	2,530	2,546
Corporate Office Properties LP, 3.70%, 06/15/21	4,085	4,229
Omega Healthcare Investors Inc., 4.50%, 01/15/25	2,740	2,789
		9,564
TELECOMMUNICATION SERVICES - 1.1%
AT&T Inc., 4.75%, 05/15/46	3,240	3,408
Qwest Corp., 6.75%, 12/01/21	1,165	1,298
Verizon Communications Inc., 4.67%, 03/15/55	2,733	2,875
		7,581
UTILITIES - 1.0%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	200	214
Dominion Resources Inc., 5.75%, 10/01/54 (i)	2,425	2,509

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Electricite de France, 5.63%, (callable at 100 beginning 01/22/24) (e) (m) (r)	3,215	3,156
Eskom Holdings SOC Ltd.
6.75%, 08/06/23	350	359
7.13%, 02/11/25 (r)	219	225
		6,463
Total Corporate Bonds and Notes (cost $161,952)		166,771

VARIABLE RATE SENIOR LOAN INTERESTS - 12.1% (i)
CONSUMER DISCRETIONARY - 3.5%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	$961	967
Acosta Holdco Inc. Term Loan, 4.25%, 09/26/21	445	423
Advantage Sales and Marketing Inc. 1st Lien Term Loan, 4.25%, 07/07/20	419	413
Altice US Finance I Corp. Extended Term Loan, 4.25%, 12/14/22	537	540
AMC Entertainment Inc. Term Loan, 4.00%, 12/02/22	164	165
ARAMARK Services Inc. Term Loan F, 3.25%, 02/21/21	404	406
Bass Pro Group LLC Term Loan, 4.00%, 06/15/20	267	266
Boyd Gaming Corp. Term Loan B-2, 3.54%, 12/31/19	325	327
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	439	440
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	514	517
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	647	651
CS Intermediate Holdco 2 LLC Term Loan B, 4.00%, 04/04/21	399	400
CSC Holdings LLC Term Loan B, 4.00%, 10/15/24	35	35
Cumulus Media Holdings Inc. Term Loan, 4.25%, 12/31/20	557	386
Delta 2 Lux SARL Term Loan B-3, 4.75%, 07/30/21	540	541
Eldorado Resorts LLC Term Loan B, 4.25%, 07/25/22	267	268
EMI Music Publishing Ltd. Term Loan, 4.00%, 07/30/22	101	102
Four Seasons Holdings Inc. 1st Lien Term Loan, 5.25%, 06/27/20	200	201
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	110	109
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	215	213
GNC Corp. Term Loan B, 3.25%, 03/04/19	200	199
Hilton Worldwide Finance LLC Term Loan B-2
3.50%, 10/26/20	35	35
3.03%, 10/25/23	759	763
Information Resources Inc. Term Loan B, 4.75%, 09/30/20	265	266
Mediacom Illinois LLC Term Loan G, 3.50%, 06/30/21	905	909
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	249	252
Michaels Stores Inc. Incremental Term Loan B-2, 0.00%, 01/28/20 (z)	255	255
Michaels Stores Inc. Term Loan, 3.75%, 02/01/20	551	552
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	985	984
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	267	246
Nexstar Broadcasting Inc. Term Loan B, 0.00%, 09/22/23 (z)	465	467
Outfront Media Capital LLC Term Loan B, 3.00%, 01/16/21	268	269
Party City Holdings Inc. Term Loan B, 4.25%, 07/29/22	465	467
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	754	755
Pilot Travel Centers LLC Term Loan B, 3.27%, 10/03/21	187	188
RedTop Luxembourg SARL 1st Lien Term Loan, 4.50%, 11/22/20	323	321
Reynolds Group Holdings Inc. Term Loan, 4.25%, 01/14/23	1,334	1,338
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	710	711
SeaWorld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/13/20	289	283
Serta Simmons Holdings LLC Term Loan, 4.25%, 09/20/19	182	182
ServiceMaster Co. Term Loan B, 4.25%, 06/24/21	609	615
Sinclair Television Group Inc. Term Loan B-1, 3.50%, 07/30/21	199	200
Sophia LP Term Loan B, 4.75%, 09/10/22	405	405
Spin Holdco Inc. Term Loan B, 4.25%, 11/14/19	238	237
Station Casinos LLC Term Loan B, 3.75%, 05/29/23	370	372
Tribune Media Co. Term Loan, 3.75%, 12/27/20	147	148
Twin River Management Group Inc. Term Loan B, 5.25%, 07/10/20	730	734
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	185	185
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	742	743
WideOpenWest Finance LLC Term Loan B, 3.50%, 08/17/23	793	790
WMG Acquisition Corp. Term Loan, 3.75%, 07/01/20	47	47
Yum! Brands Inc. 1st Lien Term Loan B, 3.28%, 05/23/23	420	423
Ziggo Financing Partnership Term Loan B-1, 3.65%, 01/15/22	370	369
Ziggo Financing Partnership Term Loan B-2A, 3.65%, 01/15/22	238	238
Ziggo Financing Partnership Term Loan B-3, 3.70%, 01/15/22	392	392
		22,710
CONSUMER STAPLES - 0.2%
Albertsons LLC Term Loan B-5, 4.75%, 12/21/22	329	332
Albertsons LLC Term Loan B-6, 4.75%, 05/23/23	215	217
B&G Foods Inc. Term Loan B, 3.84%, 10/05/22	600	604
Charger OpCo BV Term Loan B-1, 4.25%, 05/09/21	211	212
US Foods Inc. Term Loan B, 4.00%, 06/07/23	315	317
		1,682
ENERGY - 0.3%
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	400	403
Energy Transfer Equity LP Term Loan
3.29%, 12/02/19	610	605

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.04%, 12/02/19	625	623
TPF II Power LLC Term Loan B, 5.50%, 10/02/21	386	389
		2,020
FINANCIALS - 0.5%
Grosvenor Capital Management Holdings LLP Term Loan B, 4.00%, 08/11/23	514	509
Harbourvest Partners LLC Term Loan, 3.25%, 02/04/21 (f)	404	404
INEOS US Finance LLC Term Loan, 4.25%, 03/11/22	495	497
SAM Finance Lux SARL Term Loan, 4.25%, 12/17/20	190	191
UPC Financing Partnership Term Loan AN, 4.08%, 07/25/24	274	275
Vantiv LLC Term Loan B, 3.50%, 06/15/21	1,329	1,330
		3,206
HEALTH CARE - 2.0%
Alere Inc. Term Loan B, 4.25%, 06/15/22	64	64
AmSurg Corp. 1st Lien Term Loan B, 3.50%, 07/08/21	719	719
Catalent Pharma Solutions Inc. Term Loan B, 4.25%, 04/30/21	987	993
Community Health Systems Inc. Term Loan F, 4.08%, 12/31/18	261	260
Community Health Systems Inc. Term Loan H, 4.00%, 01/27/21	769	754
Concentra Inc. 1st Lien Term Loan, 3.84%, 06/01/22	267	266
Convatec Inc. Term Loan, 4.25%, 06/15/20	133	134
DJO Finance LLC Term Loan, 4.25%, 06/08/20	391	383
Emdeon Business Services LLC Term Loan B-2, 3.75%, 11/02/18	534	535
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	1,631	1,626
Envision Healthcare Corp. Term Loan, 4.25%, 05/25/18	268	268
Envision Healthcare Corp. Term Loan B-2, 4.50%, 10/28/22	269	270
HCA Inc. Term Loan B-6, 3.77%, 03/18/23	459	464
HCA Inc. Term Loan B-7, 3.57%, 02/01/24	560	565
Iasis Healthcare LLC Term Loan B-2, 4.50%, 05/03/18	657	649
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	737	739
Mallinckrodt International Finance SA Incremental Term Loan B-1, 3.50%, 03/19/21	328	328
Mallinckrodt International Finance SA Term Loan B, 3.25%, 02/24/21	129	129
MPH Acquisition Holdings LLC Term Loan B, 5.00%, 05/16/20	520	526
Prestige Brands Inc. Term Loan B-3, 3.50%, 09/03/21	820	825
RPI Finance Trust Term Loan B-4, 3.50%, 11/09/20	194	195
Team Health Inc. Term Loan, 3.75%, 11/23/22	454	456
Valeant Pharmaceuticals International Inc. Term Loan B
4.50%, 02/13/19	70	70
4.75%, 12/11/19	835	836
5.25%, 08/05/20	702	703
5.50%, 03/13/22	414	415
		13,172
INDUSTRIALS - 1.3%
ABC Supply Co. Inc. Term Loan, 3.50%, 04/16/20	400	401
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	494	494
Air Medical Group Holdings Inc. Term Loan B, 4.25%, 04/28/22	272	269
American Airlines Inc. Term Loan, 3.25%, 06/27/20	538	539
American Airlines Inc. Term Loan B, 3.50%, 04/18/23	245	245
Avis Budget Car Rental LLC Extended Term Loan, 3.25%, 03/15/22	334	336
Axalta Coating Systems US Holdings Inc. Term Loan, 3.75%, 02/01/20	687	692
BE Aerospace Inc. Term Loan B, 3.76%, 11/12/21	200	202
Brickman Group Ltd. LLC 1st Lien Term Loan, 4.00%, 12/18/20	257	257
Capsugel Holdings US Inc. Term Loan B, 4.00%, 07/31/21	279	281
Doosan Infracore International Inc. Term Loan B, 4.50%, 05/28/21	342	345
Emerald Expositions Holdings Inc. Term Loan B, 4.75%, 06/12/20	417	418
Filtration Group Corp. 1st Lien Term Loan, 4.25%, 11/20/20	536	538
Hertz Corp. Term Loan B, 3.50%, 06/02/23	150	151
Husky Injection Molding Systems Ltd. 1st Lien Term Loan, 4.25%, 07/02/18	343	342
Kenan Advantage Group Inc. Delayed Draw Term Loan, 1.50%, 01/23/17	29	29
Kenan Advantage Group Inc. Term Loan, 4.00%, 07/22/22	272	270
Kenan Advantage Group Inc. Term Loan B, 4.00%, 07/29/22	89	88
On Assignment Inc. Term Loan, 3.50%, 06/05/22	223	224
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	205	207
Rexnord LLC 1st Lien Term Loan B, 4.00%, 08/15/20	259	259
Sedgwick Claims Management Services Inc. 1st Lien Term Loan, 3.75%, 03/01/21	538	534
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	487	487
TransUnion LLC Term Loan B-2, 3.50%, 04/09/21	987	990
		8,598
INFORMATION TECHNOLOGY - 1.6%
Applied Systems Inc. 1st Lien Term Loan, 4.00%, 01/25/21	199	200
Aristocrat Technologies Inc. Term Loan B, 3.50%, 10/20/21	200	201
Avago Technologies Cayman Ltd. Term Loan B-3, 3.52%, 02/01/23	1,398	1,414
Avast Software BV Term Loan B, 0.00%, 07/19/22 (z)	470	472
CCC Information Services Inc. Term Loan, 4.00%, 12/20/19	533	532
CDW LLC Term Loan B, 3.05%, 08/12/23	279	280
CommScope Inc. Term Loan B-5, 3.75%, 12/29/22	536	541
CPI Acquisition Inc. Term Loan B, 5.50%, 08/17/22	406	396
Dell Inc. Term Loan B, 4.00%, 06/02/23	605	608

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
First Data Corp. Extended Term Loan, 4.53%, 03/24/21	558	562
First Data Corp. Term Loan, 4.28%, 07/08/22	904	909
Go Daddy Operating Co. LLC Term Loan B, 4.25%, 05/13/21	199	201
HD Supply Inc. Term Loan B, 3.75%, 08/13/21	268	268
Infor (US) Inc. Term Loan B-5, 3.75%, 06/03/20	369	366
Kronos Inc. Incremental Term Loan, 4.50%, 10/31/19	400	401
Mitchell International Inc. 1st Lien Term Loan, 4.50%, 09/27/20	758	757
NXP BV Term Loan B, 3.75%, 10/30/20	963	966
ON Semiconductor Corp. Incremental Term Loan, 0.00%, 09/19/23 (z)	530	532
Presidio Inc. Term Loan, 5.25%, 02/02/22	725	724
WEX Inc. Term Loan B, 4.25%, 03/31/23	220	222
		10,552
MATERIALS - 0.9%
American Builders & Contractors Supply Co. Term Loan B, 3.50%, 09/22/23	445	446
Ardagh Holdings USA Inc. Incremental Term Loan, 4.00%, 12/17/19	535	537
Berlin Packaging LLC 1st Lien Term Loan, 4.50%, 09/11/21	776	779
Berry Plastics Holding Corp. Term Loan D, 3.50%, 01/29/20	1,118	1,119
Berry Plastics Holding Corp. Term Loan G, 3.50%, 01/06/21	385	385
Berry Plastics Holding Corp. Term Loan H, 3.75%, 10/01/22	305	306
BWAY Holding Co. Inc. Term Loan B, 5.50%, 08/14/20	402	404
FMG Resources (August 2006) Pty Ltd. Term Loan B, 3.75%, 06/30/19	1	1
Huntsman International LLC Term Loan B, 4.25%, 03/18/23	264	266
Owens-Illinois Inc. Term Loan B, 3.50%, 08/30/22	532	536
SIG Combibloc US Acquisition Inc. Term Loan, 4.25%, 03/13/22	637	637
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	494	492
Tekni-Plex Inc. Term Loan B, 4.50%, 06/01/22	113	113
		6,021
REAL ESTATE - 0.4%
Capital Automotive LP Term Loan B, 4.00%, 04/05/19	523	527
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.25%, 11/04/21	743	743
Equinix Inc. Term Loan, 4.00%, 12/11/22	603	608
ESH Hospitality Inc. Term Loan B, 3.75%, 08/15/23	200	201
Realogy Corp. Term Loan B, 3.75%, 07/07/22	685	693
		2,772
TELECOMMUNICATION SERVICES - 1.1%
Consolidated Communications Inc. Term Loan B
4.25%, 12/23/20	477	479
0.00%, 12/31/23 (z)	255	256
Genesys Telecom Holdings U.S. Inc. Term Loan B, 4.00%, 02/08/20	199	199
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	571	542
Level 3 Financing Inc. Term Loan, 4.00%, 08/01/19	1,160	1,164
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	1,132	1,133
Numericable U.S. LLC Term Loan B-7, 5.00%, 01/08/24	863	871
SBA Senior Finance II LLC Term Loan B-1, 3.25%, 03/24/21	199	200
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	811	817
Telesat Canada Term Loan B-2, 3.50%, 03/28/19	199	200
Virgin Media Investment Holdings Ltd. Term Loan F, 3.65%, 06/30/23	200	201
Zayo Group LLC Term Loan B, 3.75%, 07/02/19	892	896
		6,958
UTILITIES - 0.3%
Calpine Construction Finance Co. LP Term Loan B-2, 3.25%, 01/01/22	169	168
Calpine Corp. Term Loan B-7, 3.64%, 05/15/23	280	281
Dynegy Inc. Incremental Term Loan C, 5.00%, 06/15/23	395	398
NRG Energy Inc. Term Loan B, 3.50%, 06/07/23	399	400
Texas Competitive Electric Holdings Co. LLC DIP Term Loan B, 5.00%, 10/31/17	619	623
Texas Competitive Electric Holdings Co. LLC DIP Term Loan C, 5.00%, 10/31/17	141	142
		2,012
Total Variable Rate Senior Loan Interests (cost $79,613)		79,703

GOVERNMENT AND AGENCY OBLIGATIONS - 43.7%
GOVERNMENT SECURITIES - 23.1%
Sovereign - 6.1%
Argentina Republic Government International Bond
6.88%, 04/22/21	200	218
7.50%, 04/22/26	200	226
8.28%, 12/31/33	1,023	1,174
7.13%, 07/06/36	150	159
Belize Government International Bond, 5.00%, 02/20/38 (k)	283	155
Bermuda Government International Bond, 4.85%, 02/06/24 (r)	280	309
Brazil Government International Bond
4.88%, 01/22/21	400	427
8.25%, 01/20/34	100	128
7.13%, 01/20/37	250	292
Colombia Government International Bond
8.13%, 05/21/24	240	317
7.38%, 09/18/37	300	404
6.13%, 01/18/41	100	121
Costa Rica Government International Bond, 7.16%, 03/12/45 (r)	336	362
Croatia Government International Bond
6.75%, 11/05/19	400	444
6.63%, 07/14/20 - 07/14/20	300	336
6.00%, 01/26/24 (r)	260	299
6.00%, 01/26/24	200	230
Development Bank of Mongolia LLC, 5.75%, 03/21/17	200	196
Dominican Republic International Bond
7.45%, 04/30/44 (r)	188	223
6.85%, 01/27/45	100	112
Ecuador Government International Bond
10.50%, 03/24/20 (r)	364	370
7.95%, 06/20/24	450	403

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Egypt Government International Bond, 6.88%, 04/30/40	100	96
El Salvador Government International Bond
6.38%, 01/18/27	296	297
7.65%, 06/15/35	200	209
7.63%, 02/01/41	150	156
Hungary Government International Bond, 7.63%, 03/29/41	640	1,004
Indonesia Government International Bond, 4.13%, 01/15/25	200	213
Ivory Coast Government International Bond
5.38%, 07/23/24	500	503
5.75%, 12/31/32	446	438
Jamaica Government International Bond
6.75%, 04/28/28	238	272
8.00%, 03/15/39	140	167
Kenya Government International Bond, 6.88%, 06/24/24	377	369
Mexico Bonos, 7.75%, 11/13/42, MXN	194,900	11,607
Mexico Government International Bond
4.60%, 01/23/46	250	254
4.35%, 01/15/47	200	197
Mongolia Government International Bond, 5.13%, 12/05/22	200	176
Oman Government International Bond
3.63%, 06/15/21	200	202
4.75%, 06/15/26	204	205
Panama Government International Bond, 8.88%, 09/30/27	150	225
Republic of Angola, 9.50%, 11/12/25	337	335
Republic of Argentina, 8.75%, 06/02/17	220	229
Republic of Armenia, 7.15%, 03/26/25 (r)	253	269
Republic of Ghana, 10.75%, 10/14/30	470	549
Republic of Indonesia, 4.75%, 01/08/26	300	335
Republic of Iraq, 5.80%, 01/15/28	540	440
Republic of Serbia
7.25%, 09/28/21	430	501
6.75%, 11/01/24 (k)	190	191
Senegal Government International Bond
6.25%, 07/30/24	300	311
6.25%, 07/30/24 (r)	200	207
South Africa Government Bond, 6.50%, 02/28/41, ZAR	173,455	9,235
Sri Lanka Government International Bond
6.85%, 11/03/25	513	550
6.83%, 07/18/26	200	215
Turkey Government International Bond
7.50%, 11/07/19	490	545
7.38%, 02/05/25	629	744
6.63%, 02/17/45	230	268
Ukraine Government International Bond
7.75%, 09/01/23 - 09/01/26 (r)	327	312
7.75%, 09/01/25 - 09/01/27	450	424
0.00%, 05/31/40 (i) (r)	400	128
Uruguay Government International Bond, 5.10%, 06/18/50	267	277
Venezuela Government International Bond, 8.25%, 10/13/24	390	191
		39,751
Treasury Inflation Index Securities - 8.4%
New Zealand Government Inflation Indexed Bond, 2.50%, 09/20/35 (s), NZD	2,915	2,400
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (n)	11,720	11,951
2.00%, 01/15/26 (n)	14,077	16,555
1.75%, 01/15/28 (n)	3,733	4,377
3.88%, 04/15/29 (n)	10,371	14,972
0.75%, 02/15/42 (n)	4,990	5,166
		55,421
U.S. Treasury Securities - 8.6%
U.S. Treasury Bond
3.88%, 08/15/40	12,370	16,176
2.88%, 05/15/43	120	134
U.S. Treasury Note
0.75%, 01/31/18 - 02/28/18	16,900	16,905
0.88%, 01/31/18	5,400	5,411
3.63%, 08/15/19	2,780	2,995
1.38%, 04/30/21	2,100	2,122
2.00%, 02/15/23	115	120
1.50%, 02/28/23	165	166
2.75%, 02/15/24	1,595	1,741
1.63%, 02/15/26	10,445	10,471
		56,241
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 20.6%
Federal Home Loan Mortgage Corp. - 10.6%
Federal Home Loan Mortgage Corp.
2.50%, 10/15/31, TBA (g)	7,285	7,547
3.00%, 10/15/31 - 10/15/46, TBA (g)	20,925	21,920
3.50%, 10/15/31, TBA (g)	2,350	2,482
4.00%, 10/15/46, TBA (g)	32,045	34,374
4.50%, 10/15/46, TBA (g)	3,350	3,668
		69,991
Federal National Mortgage Association - 9.1%
Federal National Mortgage Association
1.88%, 09/24/26	1,625	1,613
2.50%, 10/15/31, TBA (g)	6,610	6,847
3.00%, 10/15/31, TBA (g)	3,555	3,732
4.00%, 10/15/46, TBA (g)	36,755	39,476
4.50%, 10/15/46, TBA (g)	7,180	7,863
		59,531
Government National Mortgage Association - 0.9%
Government National Mortgage Association, 3.00%, 10/15/46, TBA (g)	5,415	5,674

Total Government and Agency Obligations (cost $288,297)		286,609

INVESTMENT COMPANIES - 8.5%
iShares iBoxx $ High Yield Corporate Bond ETF (e)	325	28,355
SPDR Barclays High Yield Bond ETF (e)	754	27,674

Total Investment Companies (cost $55,847)		56,029

SHORT TERM INVESTMENTS - 11.8%
Investment Company - 4.9%
JNL Money Market Fund, 0.24% (a) (h)	32,335	32,335

Securities Lending Collateral - 5.8%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	37,709	37,709

Treasury Securities - 1.1%
U.S. Treasury Bill, 0.50%, 06/22/17 (o)	$7,000	6,975
Total Short Term Investments (cost $77,019)		77,019
Total Investments - 124.9% (cost $810,873)		819,972
Other Assets and Liabilities, Net - (24.9%)		(163,229)
Total Net Assets - 100.0%		$656,743

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS - 91.8%
BRAZIL - 4.4%
BM&F Bovespa SA	284	$1,474
Localiza Rent a Car SA	167	2,037
Odontoprev SA	529	2,114
Raia Drogasil SA	126	2,580
Smiles SA	170	2,842
Sul America SA	350	1,747
		12,794
CHINA - 16.9%
3SBio Inc. (c) (e) (r)	2,182	2,479
AAC Technologies Holdings Inc.	556	5,618
Bloomage BioTechnology Corp. Ltd. (e)	2,768	4,694
Brilliance China Automotive Holdings Ltd.	1,240	1,399
China Lodging Group Ltd. - ADS	69	3,094
China Maple Leaf Educational Systems Ltd. (e)	4,634	4,301
Fu Shou Yuan International Group Ltd. (e) (p) (q)	4,404	2,547
HOSA International Ltd. (e)	10,276	3,588
New Oriental Education & Technology Group - ADR	124	5,761
Shanghai La Chapelle Fashion Co. Ltd. - Class H (r)	500	541
Sinopharm Group Co. Ltd. - Class H	793	3,840
TAL Education Group - ADR (c) (e)	112	7,935
Vipshop Holdings Ltd. - ADR (c)	267	3,912
		49,709
COLOMBIA - 1.0%
Almacenes Exito SA	88	450
Cementos Argos SA	647	2,576
		3,026
EGYPT - 1.5%
Commercial International Bank	339	1,837
Commercial International Bank SAE - GDR	675	2,662
		4,499
GEORGIA - 1.5%
Bank of Georgia Holdings Plc	116	4,369

GREECE - 0.8%
JUMBO SA (c)	178	2,219

HONG KONG - 2.9%
Genting Hong Kong Ltd. (e)	2,204	607
Kerry Logistics Network Ltd.	1,531	2,109
Mandarin Oriental International Ltd.	799	1,043
Minth Group Ltd.	330	1,164
Sunny Optical Technology Group Co. Ltd.	720	3,578
		8,501
HUNGARY - 0.7%
OTP Bank Plc	77	2,011

INDIA - 13.3%
Ajanta Pharma Ltd.	160	4,839
Arvind Ltd.	852	4,323
Bharat Forge Ltd.	80	1,100
Biocon Ltd.	625	8,780
Glenmark Pharmaceuticals Ltd.	190	2,642
Kaveri Seed Co. Ltd.	312	1,683
Mindtree Ltd.	333	2,417
Page Industries Ltd.	5	1,181
Shree Cement Ltd.	4	1,086
Shriram Transport Finance Co. Ltd.	298	5,208
Symphony Ltd.	68	1,153
Syngene International Ltd. (r)	660	4,718
		39,130
INDONESIA - 3.3%
Ace Hardware Indonesia Tbk PT	44,653	2,999
Blue Bird Tbk PT	4,159	941
Global Mediacom Tbk PT	26,640	1,821
Indocement Tunggal Prakarsa Tbk PT	1,522	2,029
Sumber Alfaria Trijaya Tbk PT	45,804	1,843
		9,633
MALAYSIA - 4.0%
Genting Malaysia Bhd	1,336	1,471
Karex Bhd	4,687	2,792
My EG Services Bhd	13,766	7,610
		11,873
MEXICO - 3.6%
Alsea SAB de CV	1,199	4,056
Gentera SAB de CV (e)	2,365	4,273
Grupo Rotoplas SAB de CV	1,225	2,135
		10,464
PAKISTAN - 0.4%
Lucky Cement Ltd.	205	1,334

PERU - 0.3%
Credicorp Ltd.	6	924

PHILIPPINES - 1.1%
International Container Terminal Services Inc.	923	1,469
Jollibee Foods Corp.	343	1,750
		3,219
POLAND - 1.5%
KRUK SA (e)	69	4,311

PORTUGAL - 1.5%
Jeronimo Martins SGPS SA	255	4,420

RUSSIAN FEDERATION - 1.7%
Alrosa AO (c)	973	1,342
Lenta Ltd. - ADR (c)	109	885
Moscow Exchange MICEX-RTS OAO	1,385	2,793
		5,020
SOUTH AFRICA - 2.1%
Aspen Pharmacare Holdings Ltd.	97	2,196
Capitec Bank Holdings Ltd. (e)	56	2,602
Sanlam Ltd.	319	1,488
		6,286
SOUTH KOREA - 12.5%
Amorepacific Corp.	14	4,853
Caregen Co. Ltd. (e)	11	1,071
Cell Biotech Co. Ltd.	25	1,074
Celltrion Inc. (c) (e)	41	3,997
Com2uS Corp. (c) (e)	10	921
Cosmax Inc. (e)	20	2,819
Cuckoo Electronics Co. Ltd.	3	364
Fila Korea Ltd. (e)	23	1,973
Golfzon Co. Ltd. (e)	11	660
Kolmar BNH Co. Ltd.	34	974
Medy-Tox Inc. (e)	16	6,708
NCSoft Corp.	12	3,372
Nutribiotech Co. Ltd. (c) (e)	47	2,970
Seegene Inc. (c) (e)	107	3,507
Vieworks Co. Ltd.	26	1,526
		36,789

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SRI LANKA - 1.6%
Commercial Bank of Ceylon Plc	1,973	1,935
John Keells Holdings Plc	2,530	2,655
		4,590
TAIWAN - 12.5%
Catcher Technology Co. Ltd.	403	3,298
Cub Elecparts Inc.	260	2,864
Eclat Textile Co. Ltd.	179	2,142
eMemory Technology Inc.	390	4,183
Hermes Microvision Inc.	66	2,874
Hota Industrial Manufacturing Co. Ltd.	1,555	7,601
Largan Precision Co. Ltd.	50	6,094
President Chain Store Corp.	292	2,326
Sporton International Inc.	537	2,694
Taiwan Liposome Co. Ltd. (c)	236	972
Voltronic Power Technology Corp.	105	1,645
		36,693
THAILAND - 1.0%
Beauty Community PCL	3,280	902
Bumrungrad Hospital PCL	155	784
KCE Electronics PCL	242	743
Minor International PCL	337	380
		2,809
TURKEY - 1.0%
Anadolu Hayat Emeklilik A/S	582	971
Logo Yazilim Sanayi Ve Ticaret A/S (c)	107	1,970
		2,941
UNITED STATES OF AMERICA - 0.5%
Globant SA (c)	34	1,426

VIETNAM - 0.2%
Vietnam Dairy Products JSC	86	543
Total Common Stocks (cost $240,528)		269,533

PREFERRED STOCKS - 0.8%
COLOMBIA - 0.8%
Banco Davivienda SA	241	2,464
Total Preferred Stocks (cost $2,268)		2,464

SHORT TERM INVESTMENTS - 17.2%
Investment Company - 7.9%
JNL Money Market Fund, 0.24% (a) (h)	23,084	23,084

Securities Lending Collateral - 9.3%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	27,359	27,359
Total Short Term Investments (cost $50,443)		50,443
Total Investments - 109.8% (cost $293,239)		322,440
Other Assets and Liabilities, Net - (9.8%)		(28,667)
Total Net Assets - 100.0%		$293,773

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 93.8%
BRAZIL - 0.2%
Embraer SA - ADR	233	$4,026

CHINA - 1.2%
JD.com Inc. - ADR - Class B (c) (e)	881	22,986

DENMARK - 0.3%
FLSmidth & Co. A/S (e)	161	6,049

FRANCE - 5.6%
Kering SA	142	28,746
LVMH Moet Hennessy Louis Vuitton SE	233	39,766
Societe Generale SA - Class A	557	19,274
Technip SA	292	17,955
		105,741
GERMANY - 6.9%
Allianz SE	205	30,416
Bayer AG	236	23,677
Linde AG	111	18,798
SAP SE	502	45,898
Siemens AG	102	11,938
		130,727
INDIA - 3.6%
DLF Ltd.	13,981	30,762
ICICI Bank Ltd. - ADR	3,114	23,263
Zee Entertainment Enterprises Ltd.	1,631	13,430
		67,455
ITALY - 1.2%
Banca Monte dei Paschi di Siena SpA (c)	4,766	998
Brunello Cucinelli SpA (e)	328	6,371
Prysmian SpA	397	10,383
Tod’s SpA (e)	90	4,742
		22,494
JAPAN - 14.2%
Dai-Ichi Life Insurance Co. Ltd.	1,598	21,917
Fanuc Ltd.	81	13,615
KDDI Corp.	1,101	34,113
Keyence Corp.	58	42,251
Kyocera Corp.	481	23,114
Murata Manufacturing Co. Ltd.	350	45,700
Nidec Corp.	419	38,757
Nintendo Co. Ltd.	41	10,844
Rakuten Inc.	685	8,938
Sumitomo Mitsui Financial Group Inc.	397	13,407
Suzuki Motor Corp.	426	14,282
		266,938
MEXICO - 0.0%
Grupo Sanborns SA de CV - Class B-1	185	209

NETHERLANDS - 2.4%
Airbus Group NV	730	44,286

SPAIN - 3.5%
Banco Bilbao Vizcaya Argentaria SA	2,266	13,709
Inditex SA	1,118	41,446
Repsol SA	839	11,397
		66,552
SWEDEN - 1.6%
Assa Abloy AB - Series B	1,419	28,814
Telefonaktiebolaget LM Ericsson - Class B	200	1,448
		30,262
SWITZERLAND - 4.0%
Credit Suisse Group AG	501	6,586
Nestle SA	218	17,213
Roche Holding AG	69	17,069
UBS Group AG	2,500	34,144
		75,012

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UNITED KINGDOM - 3.6%
Circassia Pharmaceuticals Plc (c) (e)	3,353	4,106
Earthport Plc (c)	8,926	1,678
International Game Technology Plc	609	14,849
Shire Plc	188	12,166
Unilever Plc	758	35,872
		68,671
UNITED STATES OF AMERICA - 45.5%
3M Co.	174	30,750
ACADIA Pharmaceuticals Inc. (c) (e)	463	14,734
Adobe Systems Inc. (c)	296	32,097
Aetna Inc.	457	52,756
Alphabet Inc. - Class A (c)	59	47,150
Alphabet Inc. - Class C (c)	61	47,282
Anthem Inc.	246	30,833
Biogen Inc. (c)	71	22,109
BioMarin Pharmaceutical Inc. (c)	157	14,543
Bluebird Bio Inc. (c) (e)	84	5,711
Citigroup Inc.	924	43,643
Colgate-Palmolive Co.	658	48,798
eBay Inc. (c)	394	12,973
Emerson Electric Co.	283	15,449
Facebook Inc. - Class A (c)	346	44,389
FNF Group	445	16,442
Gilead Sciences Inc.	253	20,055
Goldman Sachs Group Inc.	151	24,276
Intuit Inc.	387	42,523
Ionis Pharmaceuticals Inc. (c) (e)	235	8,597
MacroGenics Inc. (c)	316	9,455
Maxim Integrated Products Inc.	990	39,538
PayPal Holdings Inc. (c)	555	22,729
S&P Global Inc.	536	67,860
Sage Therapeutics Inc. (c) (e)	189	8,690
Tiffany & Co. (e)	305	22,181
Twitter Inc. (c) (e)	745	17,179
United Parcel Service Inc. - Class B	268	29,283
Vertex Pharmaceuticals Inc. (c)	56	4,887
Walt Disney Co.	367	34,080
Zimmer Biomet Holdings Inc.	211	27,451
		858,443
Total Common Stocks (cost $1,521,803)		1,769,851

PREFERRED STOCKS - 1.8%
GERMANY - 1.8%
Bayerische Motoren Werke AG	447	33,027

INDIA - 0.0%
Zee Entertainment Enterprises Ltd., 6.00%, 03/05/22	2,806	399
Total Preferred Stocks (cost $33,718)		33,426

SHORT TERM INVESTMENTS - 6.7%
Investment Company - 4.4%
JNL Money Market Fund, 0.24% (a) (h)	83,560	83,560

Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	43,397	43,397
Total Short Term Investments (cost $126,957)		126,957
Total Investments - 102.3% (cost $1,682,478)		1,930,234
Other Assets and Liabilities, Net - (2.3%)		(42,912)
Total Net Assets - 100.0%		$1,887,322

JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 7.4%
Aegis Asset Backed Securities Trust REMIC, 1.23%, 03/25/35 (i)	$1,200	$1,022
Aquilae CLO Plc, 0.05%, 01/17/23 (i) (p) (q), EUR	104	117
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.69%, 03/25/36 (i)	1,025	992
Atlas Senior Loan Fund Ltd., 2.06%, 01/30/24 (i) (r)	1,300	1,299
Banc of America Commercial Mortgage Trust REMIC
5.72%, 05/10/17 (i)	1,684	1,704
5.94%, 07/10/17 (i)	1,908	1,946
5.89%, 07/10/44 (i)	30	30
Banc of America Mortgage Trust REMIC, 3.26%, 06/25/35 (i)	121	117
Banc of America Re-REMIC Trust REMIC
5.72%, 05/24/17 (i) (r)	336	338
5.68%, 07/17/17 (i) (r)	421	424
BCAP LLC Trust REMIC
5.14%, 04/26/17 (i) (r)	1,042	991
5.25%, 05/26/22 (r)	1,865	1,920
Bear Stearns Adjustable Rate Mortgage Trust REMIC
3.01%, 05/25/33 (i)	28	28
3.16%, 02/25/34 (i)	241	235
3.50%, 11/25/34 (i)	217	213
3.20%, 01/25/35 (i)	148	143
2.99%, 03/25/35 (i)	275	269
3.13%, 03/25/35 (i)	25	25
2.58%, 08/25/35 (i)	33	33
Bear Stearns Alt-A Trust REMIC
2.80%, 01/25/36 (i)	475	390
2.95%, 08/25/36 (i)	222	164
Bear Stearns Asset Backed Securities Trust REMIC, 1.53%, 08/25/37 (i)	560	522
Bear Stearns Structured Products Inc. Trust REMIC, 3.28%, 12/26/46 (i)	642	494
Carlyle Global Market Strategies CLO Ltd., 2.09%, 01/20/25 (i) (r)	900	900
Cavalry CLO II Ltd., 2.03%, 01/17/24 (i) (r)	400	399
Chase Mortgage Finance Corp. REMIC, 3.06%, 02/25/37 (i)	50	49
Citigroup Mortgage Loan Trust Inc. REMIC
2.43%, 08/25/35 (i)	36	37
2.74%, 08/25/35 (i)	50	50
3.04%, 08/25/35 (i)	257	194
0.61%, 01/25/37 (i)	99	66
0.59%, 05/25/37 (i)	200	144
3.30%, 09/25/37 (i)	1,261	1,150
College Loan Corp. Trust, 0.96%, 01/25/24 (i)	800	784
Cordatus CLO I Plc, 0.81%, 01/30/24 (i), GBP	57	73
Cordatus CLO II Plc, 0.04%, 07/25/24 (i), EUR	993	1,103
Cordatus CLO III Plc, 0.84%, 07/25/24 (i), GBP	491	622
Countrywide Asset-Backed Certificates REMIC, 0.71%, 12/25/34 (i)	46	46
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
3.18%, 08/25/34 (i)	175	150
2.77%, 11/20/34 (i)	154	145
3.04%, 04/20/35 (i)	178	177
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 11/15/16 (r)	232	232
5.88%, 06/15/39 (i)	2,622	2,649

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	840	422
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.64%, 07/25/37 (i) (r)	149	92
CS First Boston Mortgage Securities Corp. REMIC, 2.81%, 04/25/34 (i)	145	144
CWABS Asset-Backed Certificates Trust REMIC, 0.88%, 04/25/36 (i)	393	387
Eaton Vance CDO X Plc
0.05%, 02/22/27 (i), EUR	57	63
1.05%, 02/22/27 (i)	619	611
1.11%, 02/22/27 (i) (q)	1,290	1,275
Elm CLO Ltd., 2.08%, 01/17/23 (i) (r)	7,721	7,733
Eurosail-UK 2007-3bl Plc
0.68%, 06/13/45 (i), GBP	6	8
0.68%, 06/13/45 (i) (r), GBP	26	34
1.33%, 06/13/45 (i), GBP	1,775	2,143
1.33%, 06/13/45 (i) (r), GBP	611	737
Finn Square CLO Ltd., 2.05%, 12/24/23 (i) (p) (q)	900	901
First NLC Trust REMIC, 0.60%, 08/25/37 (i) (r)	324	182
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	2,434	2,437
Grifonas Finance Plc, 0.09%, 08/28/39 (i), EUR	1,039	866
GS Mortgage Securities Trust REMIC, 4.59%, 07/10/20 (r)	4,300	4,691
GSR Mortgage Loan Trust REMIC, 3.15%, 01/25/35 (i)	148	140
Harborview Mortgage Loan Trust REMIC, 2.77%, 04/19/34 (i)	258	255
Hillmark Funding, 1.06%, 05/21/21 (i) (r)	2,720	2,705
HomeBanc Mortgage Trust REMIC, 0.86%, 10/25/35 (i)	530	490
Indymac Index Mortgage Loan Trust REMIC
2.90%, 03/25/35 (i)	415	414
3.28%, 11/25/35 (i)	382	349
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.79%, 08/12/17 (i)	3,535	3,626
JPMorgan Mortgage Acquisition Trust REMIC, 0.65%, 10/25/33 (i)	1,842	1,812
JPMorgan Mortgage Trust REMIC
3.22%, 07/25/35 (i)	175	174
3.16%, 08/25/35 (i)	318	302
3.24%, 08/25/35 (i)	233	229
3.22%, 09/25/35 (i)	70	63
2.53%, 07/27/37 (i) (r)	652	606
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 01/15/17	2,407	2,418
Lehman Brothers Mortgage Loan Trust REMIC, 0.62%, 06/25/37 (i) (r)	303	185
Marche Mutui 4 Srl, 0.11%, 02/25/55 (i), EUR	179	201
Marche Mutui Srl, 1.95%, 07/27/19 (i), EUR	614	696
MASTR Adjustable Rate Mortgages Trust REMIC, 2.57%, 12/25/33 (i)	429	413
Merrill Lynch Mortgage Investors Trust REMIC
2.63%, 02/25/33 (i)	150	143
2.81%, 02/25/34 (i)	241	242
2.71%, 10/25/35 (i)	306	307
Morgan Stanley Capital I Trust REMIC
6.10%, 07/11/17 (i)	2,195	2,254
0.59%, 05/25/37 (i)	111	72
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	982	992
Muir Grove CLO Ltd., 1.33%, 03/25/20 (i) (r)	3,408	3,400
Nautique Funding Ltd., 0.93%, 04/15/20 (i) (r)	22	22
NCUA Guaranteed Notes Trust REMIC
0.98%, 10/07/20 (i)	1,531	1,534
1.09%, 12/08/20 (i)	2,736	2,741
OneMain Financial Issuance Trust, 2.47%, 12/18/17 (r)	7,611	7,626
Palmer Square CLO Ltd., 2.08%, 10/17/25 (i) (r)	3,200	3,190
Penta CLO SA, 0.07%, 06/04/24 (i), EUR	529	593
People’s Choice Home Loan Securities Trust Series REMIC, 1.38%, 08/25/35 (i)	9,443	7,402
Provident Funding Mortgage Loan Trust REMIC, 2.91%, 08/25/33 (i)	158	158
RASC Series Trust REMIC, 0.86%, 04/25/36 (i)	1,000	825
RASC Trust REMIC, 0.95%, 12/25/35 (i)	500	460
RBSCF Trust REMIC
5.69%, 07/16/17 (i) (r)	2,241	2,254
6.30%, 08/16/17 (i) (r)	916	931
RBSSP Resecuritization Trust REMIC, 0.72%, 12/29/36 (i) (r)	6,101	5,478
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	35	36
SLM Student Loan Trust
2.21%, 10/25/17 (i)	3,596	3,604
REMIC, 0.75%, 04/25/19 (i)	4,369	4,355
Structured Adjustable Rate Mortgage Loan Trust REMIC
3.05%, 02/25/34 (i)	425	423
3.09%, 12/25/34 (i)	234	228
Structured Asset Mortgage Investments Inc. REMIC, 1.19%, 10/19/34 (i)	26	24
Structured Asset Securities Corp. REMIC, 0.67%, 06/25/37 (i)	944	926
Swan Trust, 2.92%, 04/25/41 (i), AUD	169	130
Symphony CLO III Ltd., 1.06%, 05/15/19 (i) (r)	388	387
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	54
Thornburg Mortgage Securities Trust REMIC
2.79%, 07/25/36 (i)	294	283
2.53%, 04/25/45 (i)	331	331
VOLT XLIII LLC, 4.25%, 03/26/46 (k) (r)	88	89
Vornado DP LLC Trust, 4.00%, 09/13/20 (r)	4,600	4,953
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.71%, 12/25/35 (i)	205	186
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.48%, 03/25/33 (i)	79	79
2.82%, 06/25/33 (i)	220	222
2.85%, 09/25/33 (i)	213	208
3.01%, 08/25/35 (i)	74	69
1.51%, 08/25/46 (i)	3,569	3,048
1.28%, 05/25/47 (i)	457	380
Wells Fargo Mortgage Backed Securities Trust REMIC
2.86%, 12/25/34 (i)	227	222
2.85%, 04/25/36 (i)	786	764
Total Non-U.S. Government Agency Asset- Backed Securities (cost $121,009)		121,815

CORPORATE BONDS AND NOTES - 6.3%
ENERGY - 0.0%
El Paso LLC, 7.25%, 06/01/18	200	216
FINANCIALS - 5.6%
AerCap Aviation Solutions BV, 6.38%, 05/30/17	100	103
AerCap Ireland Capital Ltd., 4.63%, 10/30/20	100	105
Ally Financial Inc.
2.75%, 01/30/17	5,900	5,911
6.25%, 12/01/17	7,300	7,592

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.25%, 02/13/18	9,700	9,797
American International Group Inc., 5.85%, 01/16/18	800	844
Bank of America NA, 1.75%, 06/05/18	6,500	6,540
CIT Group Inc., 5.00%, 05/15/17	100	102
Citigroup Inc., 1.28%, 05/01/17 (i)	18,700	18,711
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	3,900	3,985
Depfa ACS Bank, 3.88%, 11/14/16, EUR	400	451
Goldman Sachs Group Inc., 2.05%, 09/15/20 (i)	5,800	5,833
ING Bank NV, 2.63%, 12/05/22 (r)	2,000	2,070
International Lease Finance Corp.
5.88%, 04/01/19	100	107
8.25%, 12/15/20	300	356
JPMorgan Chase & Co.
2.75%, 06/23/20	5,700	5,866
2.32%, 03/01/21 (i)	8,400	8,608
Lloyds Bank Plc, 1.75%, 05/14/18	250	251
Mitsubishi UFJ Financial Group Inc., 2.72%, 03/01/21 (i)	2,700	2,798
Navient Corp., 5.50%, 01/15/19	1,500	1,523
Petrobras Global Finance BV
3.25%, 04/01/19, EUR	300	337
4.88%, 03/17/20	700	707
3.75%, 01/14/21, EUR	300	329
8.38%, 05/23/21	3,100	3,397
4.38%, 05/20/23	100	89
6.63%, 01/16/34, GBP	200	227
Petrobras International Finance Co.
7.88%, 03/15/19	29	31
5.38%, 01/27/21	100	99
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	800	975
4.70%, 07/03/18	100	103
9.50%, 03/16/22 (i)	500	515
Santander Holdings USA Inc., 2.28%, 11/24/17 (i)	300	303
Synchrony Financial, 2.19%, 11/09/17 (i)	500	503
Toronto-Dominion Bank, 2.25%, 03/15/21 (r)	3,000	3,062
Volkswagen Group of America Finance LLC, 1.28%, 05/22/18 (i) (r)	500	497
		92,727
HEALTH CARE - 0.2%
AbbVie Inc., 1.80%, 05/14/18	200	201
Aetna Inc.
1.49%, 12/08/17 (i)	1,200	1,203
2.40%, 06/15/21	800	810
Celgene Corp., 2.30%, 08/15/18	100	101
		2,315
INDUSTRIALS - 0.3%
Hellenic Railways Organization SA, 4.03%, 03/17/17, EUR	3,400	3,733
International Lease Finance Corp., 6.25%, 05/15/19	400	434
		4,167
REAL ESTATE - 0.2%
Unibail-Rodamco SE, 1.45%, 04/16/19 (i)	3,500	3,480
Total Corporate Bonds and Notes (cost $102,304)		102,905

GOVERNMENT AND AGENCY OBLIGATIONS - 119.1%
GOVERNMENT SECURITIES - 117.0%
Municipals - 0.0%
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	305	292
Sovereign - 2.7%
Autonomous Community of Catalonia, Spain, 4.95%, 02/11/20, EUR	1,800	2,152
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/17 (j), BRL	91,400	27,215
Hellenic Republic Government Bond
4.75%, 04/17/19 (r), EUR	892	910
3.00%, 02/24/23 - 02/24/42 (k), EUR	1,118	755
Hellenic Republic Government International Bond, 4.50%, 07/03/17, JPY	170,000	1,636
Mexico Bonos, 4.75%, 06/14/18, MXN	41,790	2,136
Mexico Bonos de Proteccion al Ahorro, 4.58%, 01/04/18 (i), MXN	194,700	10,152
		44,956
Treasury Inflation Index Securities - 106.0%
Corp. Andina de Fomento Inflation Indexed Note, 3.95%, 10/15/21 (n), MXN	10,910	568
France Government Inflation Indexed Bond
2.25%, 07/25/20 (n), EUR	3,558	4,578
1.85%, 07/25/27 (n), EUR	2,776	4,102
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.35%, 09/15/24 (n) (r), EUR	7,778	10,241
3.10%, 09/15/26 (n), EUR	424	603
2.55%, 09/15/41 (n), EUR	380	575
Japan Government CPI Indexed Bond, 0.10%, 03/10/24 - 03/10/26 (n), JPY	1,790,962	18,577
Mexico Inflation Indexed Udibonos, 4.00%, 11/08/46 (n), MXN	39,658	2,344
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (s), NZD	14,500	11,462
3.00%, 09/20/30 (s), NZD	2,500	2,185
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/18 (n) (o)	1,149	1,184
0.13%, 04/15/18 (n) (o)	18,613	18,817
1.38%, 07/15/18 (n) (o)	1,216	1,268
0.13%, 04/15/19 - 07/15/24 (g) (n) (o)	252,082	257,037
1.88%, 07/15/19 (n) (o)	21,865	23,484
1.38%, 01/15/20 (g) (n) (o)	91,253	96,923
0.13%, 04/15/20 - 07/15/26 (g) (n)	309,176	315,691
1.25%, 07/15/20 (g) (n)	66,538	62,363
0.63%, 07/15/21 (g) (n) (o)	121,015	127,121
0.38%, 07/15/23 (n)	30,650	31,789
0.63%, 01/15/24 - 01/15/26 (n)	43,436	45,620
0.25%, 01/15/25 (g) (n) (o)	16,896	17,230
2.38%, 01/15/25 (g) (n) (o)	146,254	174,495
0.38%, 07/15/25 (n) (o)	2,395	2,477
2.38%, 01/15/27 (g) (n)	39,606	48,638
1.75%, 01/15/28 (g) (n)	15,886	18,627
3.63%, 04/15/28 (n) (o)	16,500	22,822
2.50%, 01/15/29 (g) (n)	55,807	70,979
3.88%, 04/15/29 (g) (n)	52,991	76,496
2.13%, 02/15/40 (g) (n)	44,213	59,055
2.13%, 02/15/41 (n) (o)	4,923	6,638
0.75%, 02/15/42 (n) (o)	11,843	12,261
0.63%, 02/15/43 (n) (o)	230	232
1.38%, 02/15/44 (g) (n)	105,817	126,135
0.75%, 02/15/45 (n)	8,962	9,286
1.00%, 02/15/46 (n) (o)	16,189	17,994
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 (g) (n), GBP	5,118	7,870
0.13%, 03/22/26 - 03/22/58 (n), GBP	17,088	35,239
		1,743,006
U.S. Treasury Securities - 8.3%
U.S. Treasury Bond
3.00%, 11/15/44 - 11/15/45 (o)	1,130	1,292

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

	Shares/Par/Contracts/Notional †	Value
2.50%, 02/15/45 (g) (o)	5,880	6,096
3.00%, 05/15/45 (g) (o)	4,520	5,170
2.50%, 02/15/46 (g)	17,410	18,053
2.50%, 05/15/46	290	301
2.25%, 08/15/46	1,200	1,182
U.S. Treasury Note
1.13%, 08/31/21 (g)	67,700	67,637
2.13%, 09/30/21 (g)	1,300	1,359
2.13%, 12/31/21 (g) (o)	2,100	2,195
2.00%, 02/15/25 (g) (o)	5,630	5,833
1.63%, 05/15/26 (g)	26,700	26,752
		135,870
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.1%
Federal Home Loan Mortgage Corp. - 0.6%
Federal Home Loan Mortgage Corp.
2.67%, 07/01/36 (i)	244	256
2.66%, 09/01/36 (i)	275	290
2.78%, 10/01/36 (i)	111	116
0.97%, 09/15/42	7,457	7,505
REMIC, 0.97%, 08/15/33 (i)	865	866
REMIC, 1.69%, 10/25/44 - 02/25/45 (i)	647	661
		9,694
Federal National Mortgage Association - 1.4%
Federal National Mortgage Association
2.23%, 11/01/35 (i)	27	28
2.97%, 03/01/36 (i)	63	67
3.26%, 06/01/36 (i)	16	16
3.50%, 11/15/46, TBA (g)	16,000	16,865
3.50%, 12/31/49	6,000	6,332
REMIC, 0.60%, 07/25/37 (i)	175	172
		23,480
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	562	617
Total Government and Agency Obligations (cost $1,940,112)		1,957,915

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., 7.50% - Series L (m) (v)	1	654
Total Preferred Stocks (cost $500)		654

PURCHASED OPTIONS - 0.3%
10-Year U.S. Treasury Note Future Put Option, Strike Price 113, Expiration 12/23/16	1,275	—
2-Year U.S. Treasury Note Future Call Option, Strike Price 111, Expiration 12/23/16	725	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 109, Expiration 12/23/16	96	1
Call Swaption, 3-Month LIBOR, Exercise Rate 2.15%, Expiration 06/15/18, DUB (q)	97	1,462
Euro versus USD Call Option, Strike Price 1.25, Expiration 11/01/16, JPM	17,000	—
Put Swaption, 3-Month LIBOR versus 2.59% fixed, Expiration 12/10/18, MSC (q)	28	151
Put Swaption, 3-Month LIBOR versus 2.60% fixed, Expiration 03/29/19, MSC (q)	108	651
Put Swaption, 3-Month LIBOR versus 2.61% fixed, Expiration 10/17/18, MSC (q)	91	447
Put Swaption, 3-Month LIBOR versus 2.61% fixed, Expiration 11/15/18, MSC (q)	28	143
Put Swaption, 3-Month LIBOR versus 2.86% fixed, Expiration 10/23/18, DUB (q)	134	479
Put Swaption, 3-Month LIBOR versus 3.40% fixed, Expiration 12/05/16, CSI (q)	316	—
Put Swaption, 3-Month LIBOR, Exercise Rate 1.20%, Expiration 02/13/17, MSC (q)	3,093	116
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 02/06/17, MSC (q)	6,097	154
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 02/21/17, MSC (q)	2,411	75
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 12/27/16, CGM (q)	1,540	16
Put Swaption, 3-Month LIBOR, Exercise Rate 2.15%, Expiration 06/15/18, DUB (q)	97	716
Put Swaption, 3-Month LIBOR, Exercise Rate 2.72%, Expiration 07/16/18, MSC (q)	311	306
Put Swaption, 3-Month LIBOR, Exercise Rate 2.77%, Expiration 07/16/18, MSC (q)	407	376
U.S. Treasury Long Bond Future Call Option, Strike Price 225, Expiration 12/23/16	310	—
Total Purchased Options (cost $7,086)		5,093

	Shares/Par/Contracts †
OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow (q) (u)	100	8
Total Other Equity Interests (cost $0)		8

SHORT TERM INVESTMENTS - 10.3%
Certificates of Deposit - 2.5%
Barclays Bank Plc, 1.64%, 09/08/17 (i)	$4,500	4,515
Credit Suisse AG, 1.65%, 09/12/17 (i)	8,900	8,910
Mitsubishi UFJ Trust & Banking Corp., 1.58%, 09/19/17 (i)	3,400	3,402
Natixis, 1.55%, 09/25/17 (i)	11,900	11,927
Sumitomo Mitsui Banking Corp., 1.55%, 09/15/17 (i)	4,600	4,602
Sumitomo Mitsui Trust Bank Ltd., 1.58%, 09/18/17 (i)	7,700	7,705
		41,061
Federal Home Loan Bank - 0.1% (w)
Federal Home Loan Bank, 0.22%, 11/18/16	900	900
Treasury Securities - 7.7%
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/17, BRL	161,000	46,507
Japan Treasury Bill
0.00%, 10/11/16, JPY	1,080,000	10,651
0.00%, 10/17/16, JPY	1,750,000	17,259
0.00%, 10/31/16, JPY	1,580,000	15,584
0.00%, 12/19/16, JPY	1,180,000	11,643
0.00%, 01/10/17, JPY	1,830,000	18,065
U.S. Treasury Bill
0.23%, 10/06/16 (o)	$2,883	2,883
0.21%, 10/13/16 (o)	931	931
0.28%, 11/03/16 (o)	2,626	2,625
0.50%, 03/09/17 (o)	951	949
		127,097
Total Short Term Investments (cost $167,719)		169,058
Total Investments - 143.4% (cost $2,338,730)		2,357,448
Other Assets and Liabilities, Net - (43.4%)		(713,418)
Total Net Assets - 100.0%		$1,644,030

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 19.1%
ABFC Trust REMIC, 0.64%, 01/25/37 (i)	$4,933	$3,170
Accredited Mortgage Loan Trust, 1.13%, 04/25/34 (i)	719	660
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.83%, 02/25/36 (i)	16,587	15,108
Alpine Securitization REMIC
1.53%, 08/25/35 (i)	11,170	7,734
0.86%, 11/20/35 (i)	9,606	8,083
0.72%, 09/20/46 (i)	5,890	4,275
Alternative Loan Trust REMIC, 0.80%, 11/25/35 (i)	4,249	2,797
American Home Mortgage Assets Trust REMIC
1.43%, 11/25/46 (i)	13,295	6,985
1.21%, 02/25/47 (i)	9,467	5,611
American Home Mortgage Investment Trust REMIC, 3.24%, 02/25/45 (i)	159	160
Ameriquest Mortgage Securities Inc. REMIC, 1.00%, 10/25/35 (i)	15,804	15,657
Amortizing Residential Collateral Trust REMIC, 1.11%, 07/25/32 (i)	18	17
Ares Enhanced Loan Investment Strategy IR Ltd., 2.46%, 07/23/25 (i) (r)	11,300	11,307
Ares XXV CLO Ltd., 1.77%, 01/17/24 (i) (r)	10,000	10,001
Argent Securities Inc. REMIC, 0.89%, 10/25/35 (i)	2,406	2,306
Atlas Senior Loan Fund Ltd.
2.06%, 01/30/24 (i) (r)	14,600	14,586
1.98%, 08/15/24 (i) (r)	12,100	12,086
BAMLL Commercial Mortgage Securities Trust REMIC, 2.42%, 03/15/28 (i) (r)	9,800	9,916
Banc of America Commercial Mortgage Trust REMIC, 5.72%, 05/10/17 (i)	3,152	3,191
Banc of America Funding Trust REMIC
3.16%, 02/20/35 (i)	1,299	1,272
3.00%, 05/25/35 (i)	15,605	15,927
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	14	14
BBCMS Trust REMIC, 3.32%, 09/10/20 (r)	11,000	11,351
BCAP LLC Trust REMIC
5.14%, 04/26/17 (i) (r)	326	310
0.70%, 03/26/18 (i) (r)	15,670	11,081
5.25%, 05/26/22 (r)	2,346	2,416
5.25%, 02/26/36 (r)	1,290	1,102
4.45%, 03/27/37 (i) (r)	9,448	6,659
5.25%, 05/25/37 (r)	6,222	5,040
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.75%, 11/25/30 (i)	1	1
2.62%, 02/25/33 (i)	2	2
2.93%, 02/25/33 (i)	5	5
2.80%, 04/25/33 (i)	30	30
3.09%, 01/25/34 (i)	151	150
3.06%, 04/25/34 (i)	333	325
3.13%, 11/25/34 (i)	576	550
3.13%, 03/25/35 (i)	1,009	1,017
Bear Stearns Alt-A Trust REMIC
2.98%, 05/25/35 (i)	357	343
3.14%, 09/25/35 (i)	233	200
3.27%, 09/25/35 (i)	15,485	11,641
Bear Stearns Asset Backed Securities I Trust REMIC
1.50%, 03/25/35 (i)	9,584	9,131
0.73%, 04/25/37 (i)	2,030	2,083
Bear Stearns Asset Backed Securities Trust REMIC
0.94%, 12/25/35 (i)	4,849	4,755
0.79%, 10/25/36 (i)	8,518	8,171
0.78%, 01/25/37 (i)	4,898	3,819
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	182	183
Bear Stearns Structured Products Inc. Trust REMIC
2.97%, 01/26/36 (i)	729	580
1.83%, 03/25/37 (i) (r)	2,947	2,808
3.28%, 12/26/46 (i)	442	340
BNC Mortgage Loan Trust REMIC, 0.63%, 05/25/37 (i)	1,395	1,368
Bridgeport CLO II Ltd., 1.09%, 06/18/21 (i) (r)	6,123	6,025
Carlyle Global Market Strategies CLO Ltd., 1.93%, 04/20/22 (i) (r)	7,061	7,063
Chase Mortgage Finance Trust REMIC, 2.66%, 12/25/35 (i)	1,268	1,203
ChaseFlex Trust REMIC, 5.00%, 07/25/37	930	826
CIFC Funding Ltd., 1.92%, 08/14/24 (i) (r)	9,500	9,500
Citicorp Mortgage Securities Trust REMIC, 6.00%, 02/25/37	1,659	1,586
Citigroup Mortgage Loan Trust Inc. REMIC
2.91%, 11/25/35 (i)	9,434	8,354
2.93%, 12/25/35 (i)	63	62
0.59%, 05/25/37 (i)	500	361
5.75%, 10/25/37 (k) (r)	5,887	5,509
Commercial Mortgage Pass-Through Certificates REMIC, 2.70%, 04/26/38 (i) (r)	3,643	3,568
Continental Airlines Inc. Pass-Through Trust, 7.25%, 11/10/19 (e)	4,154	4,746
Countrywide Alternative Loan Trust REMIC
1.91%, 08/25/35 (i)	711	612
0.73%, 12/20/46 (i)	9,174	6,675
0.72%, 03/20/47 (i)	6,367	4,408
0.71%, 05/25/47 (i)	420	358
Countrywide Asset-Backed Certificates REMIC
0.68%, 04/25/34 (i)	3,054	2,829
1.28%, 06/25/34 (i)	211	200
0.67%, 10/25/35 (i)	6,504	4,862
1.03%, 12/25/35 (i)	5,000	4,366
0.73%, 02/25/36 (i)	15,279	11,863
0.67%, 06/25/37 (i)	8,579	7,079
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	2,918	2,985
2.93%, 11/20/34 (i)	1,009	964
2.73%, 11/25/34 (i)	422	399
2.85%, 02/20/35 (i)	553	553
5.75%, 12/25/35	2,870	2,566
2.59%, 02/20/36 (i)	92	81
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 11/18/16	435	435
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (i)	5,350	5,472
5.38%, 02/15/40	315	316
CS First Boston Mortgage Securities Corp. REMIC, 1.09%, 03/25/32 (i) (r)	36	33
CSMC Mortgage Trust REMIC, 6.00%, 07/25/36	2,736	2,042
CSMC Trust REMIC, 3.50%, 03/25/54 (i) (r)	14,360	14,216
CVS Pass-Through Trust, 6.94%, 01/10/30	308	376
CWABS Asset-Backed Certificates Trust REMIC
0.99%, 04/25/36 (i)	5,400	4,648
0.77%, 05/25/36 (i)	7,929	7,638

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
0.77%, 03/25/47 (i)	6,698	4,446
Deco 2014-BONN Ltd., 1.25%, 11/07/24 (i) (r), EUR	2,539	2,871
Dell Equipment Finance Trust, 1.44%, 12/22/17 (i) (r)	4,941	4,951
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates REMIC, 3.06%, 06/26/35 (i) (r)	2,715	2,694
Equity One ABS Inc., 1.09%, 11/25/32 (i)	45	43
Eurohome UK Mortgages Plc, 0.53%, 06/15/44 (i), GBP	4,035	4,826
Finn Square CLO Ltd., 2.05%, 12/24/23 (i) (p) (q)	13,500	13,514
First Franklin Mortgage Loan Trust REMIC
1.34%, 04/25/35 (i) (r)	1,535	1,462
0.89%, 10/25/35 (i)	4,561	4,312
First Horizon Asset Securities Inc. REMIC, 2.58%, 02/25/36 (i)	899	832
First Horizon Mortgage Pass-Through Trust REMIC, 2.89%, 10/25/35 (i)	1,656	1,371
GE-WMC Mortgage Securities LLC REMIC, 0.78%, 12/25/35 (i)	4,717	4,484
GoldenTree Loan Opportunities IV Ltd., 1.03%, 08/18/22 (i) (r)	2,257	2,243
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	608	609
GS Mortgage Securities Trust, 3.60%, 10/10/49 (f) (p) (q)	9,000	8,909
GSAMP Trust REMIC
0.67%, 06/25/36 (i)	1,937	1,680
0.68%, 09/25/36 (i)	8,906	4,334
0.62%, 01/25/37 (i)	3,229	2,008
1.38%, 02/25/37 (i)	5,447	5,396
GSR Mortgage Loan Trust REMIC
2.92%, 09/25/35 (i)	714	725
3.08%, 11/25/35 (i)	230	221
Harborview Mortgage Loan Trust REMIC
0.75%, 05/19/35 (i)	108	89
3.10%, 07/19/35 (i)	454	399
Highlander Euro CDO III BV, 0.00%, 05/01/23 (i) (r), EUR	1,215	1,357
Home Equity Asset Trust REMIC, 1.58%, 07/25/35 (i)	3,700	3,658
HSI Asset Securitization Corp. Trust REMIC, 0.89%, 12/25/35 (i)	3,000	2,607
IndyMac Adjustable-Rate Mortgage Trust REMIC, 2.13%, 01/25/32 (i)	—	—
IndyMac Index Mortgage Loan Trust REMIC
2.96%, 08/25/35 (i)	2,446	2,018
2.81%, 01/25/36 (i)	571	472
JPMorgan Chase Commercial Mortgage Securities Corp., 1.98%, 07/15/17 (i) (p) (q)	5,000	5,000
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	1,202	1,208
5.42%, 02/15/17	3,002	3,025
2.96%, 10/05/20 (r)	11,100	11,243
5.34%, 05/15/47	533	534
JPMorgan Mortgage Acquisition Trust REMIC
0.77%, 05/25/36 (i)	8,492	8,057
1.08%, 11/25/36 (i)	2,414	1,875
0.81%, 01/25/37 (i)	4,800	3,652
JPMorgan Mortgage Trust REMIC
5.75%, 01/25/36	114	96
5.50%, 04/25/36	1,337	1,364
KKR Financial CLO Ltd., 2.12%, 01/23/26 (i) (r)	6,000	6,000
Lehman XS Trust REMIC
1.33%, 10/25/35 (i)	2,685	2,606
0.70%, 02/25/37 (i)	8,383	4,868
Long Beach Mortgage Loan Trust REMIC
1.09%, 09/25/34 (i)	198	182
0.68%, 08/25/36 (i)	10,114	5,515
Madison Park Funding X Ltd., 2.07%, 01/20/25 (i) (r)	5,800	5,800
Malin CLO BV, 0.00%, 05/07/23 (i) (r), EUR	5,662	6,303
MASTR Asset Backed Securities Trust
4.65%, 12/25/32 (i)	1,500	1,489
REMIC, 1.53%, 03/25/35 (i)	5,005	4,270
REMIC, 0.64%, 08/25/36 (i)	12,081	6,214
REMIC, 0.70%, 10/25/36 (i)	5,268	4,904
REMIC, 0.58%, 01/25/37 (i)	361	154
REMIC, 1.68%, 08/25/37 (i)	7,914	6,194
Mellon Residential Funding Corp. REMIC, 2.61%, 10/20/29 (i)	52	52
Merrill Lynch Mortgage Investors Trust REMIC
2.76%, 05/25/33 (i)	295	289
0.91%, 08/25/35 (i)	5,205	5,001
2.23%, 10/25/35 (i)	6,396	6,168
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.07%, 07/12/17 (i)	6,518	6,660
5.48%, 03/12/51 (i)	1,500	1,515
MLCC Mortgage Investors Inc. REMIC
1.52%, 10/25/35 (i)	68	64
0.78%, 11/25/35 (i)	129	118
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.69%, 04/25/36 (i)	410	405
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.04%, 11/15/24	9,000	9,445
Morgan Stanley Capital I Trust REMIC
1.68%, 08/14/19 (i) (r)	4,339	4,316
3.56%, 07/13/21 (i) (r)	490	515
Morgan Stanley Dean Witter Capital I REMIC, 1.43%, 07/25/32 (i)	1,258	1,217
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	20,204	20,423
MortgageIT Trust REMIC, 0.79%, 12/25/35 (i)	5,283	4,725
New Century Home Equity Loan Trust REMIC, 1.04%, 09/25/35 (i)	1,900	1,797
Nissan Auto Receivables Owner Trust, 0.63%, 05/15/17	7,431	7,431
Nomura Asset Acceptance Corp. REMIC, 3.62%, 08/25/35 (i)	2,204	2,140
Option One Mortgage Loan Trust REMIC
1.04%, 08/25/35 (i)	3,700	2,933
0.66%, 07/25/37 (i)	1,100	705
Palmer Square CLO Ltd., 2.08%, 10/17/25 (i) (r)	7,700	7,676
Panther CDO V BV, 0.15%, 10/15/84 (i) (p) (q), EUR	6,275	6,889
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.23%, 05/25/35 (i)	1,700	1,560
1.01%, 08/25/35 (i)	1,500	1,414
Prime Mortgage Trust REMIC, 0.93%, 02/25/34 (i)	19	18
RALI Trust REMIC, 0.71%, 06/25/46 (i)	13,352	5,815
RAMP Trust REMIC, 1.50%, 05/25/35 (i)	12,706	10,841
RASC Trust REMIC
1.20%, 02/25/35 (i)	4,597	4,513
0.69%, 09/25/36 (i)	5,744	5,175
0.70%, 09/25/36 (i)	3,334	2,948
0.77%, 09/25/36 (i)	3,000	2,728
0.68%, 11/25/36 (i)	11,907	11,075

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
RBSSP Resecuritization Trust REMIC, 0.78%, 02/26/37 (i) (r)	2,108	1,974
Reperforming Loan REMIC Trust, 0.87%, 01/25/36 (i) (r)	7,978	6,970
Residential Accredit Loans Inc. Trust REMIC, 4.07%, 01/25/36 (i)	10,760	8,605
Securitized Asset Backed Receivables LLC Trust REMIC
1.50%, 03/25/35 (i)	511	492
0.78%, 05/25/36 (i)	3,934	2,415
0.59%, 12/25/36 (i)	276	91
SLM Student Loan Trust, 2.21%, 10/25/17 (i)	4,277	4,287
Soundview Home Loan Trust REMIC, 0.66%, 12/25/36 (i)	1,449	1,403
SpringCastle America Funding LLC
2.70%, 05/25/23 (r)	9,350	9,380
3.05%, 04/25/29 (f) (p) (q)	10,200	10,212
Stone Tower CLO VI Ltd., 0.90%, 04/17/21 (i) (r)	200	200
Structured Asset Investment Loan Trust REMIC, 1.43%, 01/25/35 (i)	4,874	4,821
Structured Asset Mortgage Investments Inc. REMIC
1.19%, 09/19/32 (i)	26	25
0.78%, 07/19/35 (i)	347	335
0.79%, 03/25/37 (i)	1,021	765
Structured Asset Securities Corp. REMIC, 2.68%, 02/25/32 (i)	1	1
Uropa Securities Plc, 0.70%, 10/10/40 (i), GBP	9,300	10,679
VB-S1 Issuer LLC, 4.46%, 06/15/21 (p) (q)	2,000	2,015
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	216	242
Venture XVIII CLO Ltd., 2.13%, 10/15/26 (i) (p) (q)	6,000	5,995
Volt XXXI LLC, 3.38%, 01/25/18 (k) (r)	6,695	6,695
WaMu Mortgage Pass-Through Certificates REMIC
2.71%, 02/25/37 (i)	288	256
4.17%, 02/25/37 (i)	2,929	2,712
2.58%, 07/25/37 (i)	459	372
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.14%, 02/25/31 (i)	—	—
2.53%, 01/25/36 (i)	795	791
2.73%, 08/25/36 (i)	3,336	3,027
1.86%, 08/25/42 (i)	82	78
1.71%, 11/25/42 (i)	47	44
0.82%, 10/25/45 (i)	98	92
1.34%, 11/25/46 (i)	3,397	2,458
Wells Fargo Mortgage Backed Securities Trust REMIC
2.86%, 01/25/35 (i)	280	282
2.89%, 03/25/36 (i)	2,410	2,246
2.89%, 03/25/36 (i)	339	338
3.00%, 04/25/36 (i)	1,747	1,704
3.01%, 07/25/36 (i)	4,323	4,132
Wood Street CLO BV, 0.11%, 11/22/21 (i) (r), EUR	228	255
Total Non-U.S. Government Agency Asset- Backed Securities (cost $768,790)		777,147

	Shares/Par/Contracts †
CORPORATE BONDS AND NOTES - 25.3%
CONSUMER DISCRETIONARY - 0.2%
Altice SA
6.25%, 02/15/25 (r), EUR	4,100	4,622
7.63%, 02/15/25 (r)	1,000	1,029
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (y), EUR	840	1,030
Wynn Las Vegas LLC, 5.50%, 03/01/25 (e) (r)	2,000	2,015
		8,696

CONSUMER STAPLES - 0.1%
Reynolds American Inc., 4.45%, 06/12/25	4,500	5,024

ENERGY - 2.3%
Cimarex Energy Co., 5.88%, 05/01/22	8,196	8,583
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	3,345	3,650
Energy Transfer Partners LP, 4.05%, 03/15/25	5,500	5,458
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	4,400	5,043
3.45%, 02/15/23	4,900	4,887
4.25%, 09/01/24	3,000	3,089
Kinder Morgan Inc.
5.00%, 02/15/21 (r)	1,500	1,622
1.50%, 03/16/22, EUR	4,200	4,808
MPLX LP, 4.88%, 06/01/25	6,700	6,923
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (r)	2,344	715
6.35%, 06/30/22	609	186
Plains All American Pipeline LP, 4.65%, 10/15/25 (e)	1,100	1,143
Regency Energy Partners LP
5.50%, 04/15/23	1,600	1,652
4.50%, 11/01/23	4,200	4,230
Sabine Pass LNG LP, 6.50%, 11/01/20	2,500	2,587
Statoil ASA, 1.25%, 11/08/18 (i)	27,400	27,446
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (r)	10,000	12,920
		94,942
FINANCIALS - 19.3%
Altice Financing SA
5.25%, 02/15/23 (r), EUR	1,400	1,630
6.63%, 02/15/23 (r)	2,300	2,360
AmSouth Bancorp, 6.75%, 11/01/25	4,000	4,590
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23	1,300	1,371
Asciano Finance Ltd., 5.00%, 04/07/18 (p) (q)	4,600	4,758
Banco de Credito e Inversiones, 3.00%, 09/13/17 (r)	3,200	3,244
Banco Espirito Santo SA
0.00%, 05/08/17 (c) (d) (f), EUR	4,600	1,214
0.00%, 01/21/19 (c) (d) (f), EUR	1,800	475
Bank of America Corp.
2.63%, 04/19/21	4,600	4,673
4.13%, 01/22/24	3,900	4,232
Bank of America NA
1.29%, 11/14/16 (i)	67,900	67,931
1.21%, 05/08/17 (i)	4,300	4,305
6.00%, 10/15/36	3,200	4,117
Bank of Nova Scotia, 1.88%, 04/26/21	11,200	11,277
Barclays Bank Plc
7.63%, 11/21/22	3,000	3,333
7.75%, 04/10/23 (i)	12,800	13,408
Barclays Plc, 2.92%, 08/10/21 (i)	10,600	10,822
BBVA Bancomer SA, 6.50%, 03/10/21 (r)	2,400	2,619
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (p) (q)	4,722	4,776
BPCE SA, 12.50%, (callable at 100 beginning 09/30/19) (m) (p) (q)	5,600	7,092
Cantor Fitzgerald LP, 6.50%, 06/17/22 (p) (q)	11,100	11,722
Capital One NA, 1.95%, 08/17/18 (i)	22,500	22,710

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CIT Group Inc., 4.25%, 08/15/17	8,300	8,456
Citigroup Inc.
1.70%, 04/27/18	6,000	6,006
1.76%, 06/07/19 (i)	5,200	5,228
2.05%, 06/07/19 (e)	2,700	2,720
2.26%, 09/01/23 (i)	6,900	6,933
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21 (r)	6,500	6,633
3.80%, 06/09/23 (r)	8,300	8,413
3.75%, 03/26/25	18,350	18,242
Daimler Finance North America LLC, 1.88%, 01/11/18 (r)	5,500	5,532
Deutsche Bank AG, 2.72%, 05/10/19 (i)	21,100	20,599
Diamond 1 Finance Corp., 5.45%, 06/15/23 (r)	5,900	6,319
Eksportfinans ASA, 5.50%, 06/26/17	2,600	2,665
Export-Import Bank of Korea
2.25%, 01/21/20	7,000	7,131
2.63%, 12/30/20	2,800	2,897
Fifth Third Bancorp, 1.28%, 12/20/16 (i)	900	900
Ford Motor Credit Co. LLC
1.46%, 01/17/17 (i)	19,200	19,216
4.25%, 02/03/17	3,695	3,730
1.36%, 09/08/17 (i)	1,200	1,200
1.60%, 01/09/18 (i)	5,000	5,013
2.94%, 01/08/19	6,200	6,345
General Motors Financial Co. Inc.
3.00%, 09/25/17	3,900	3,950
3.15%, 01/15/20	8,200	8,356
3.20%, 07/06/21	9,900	10,022
Goldman Sachs Group Inc.
1.46%, 06/04/17 (i)	1,100	1,102
1.95%, 04/30/18 (i)	7,500	7,568
2.05%, 09/15/20 (i)	6,400	6,436
3.50%, 01/23/25	8,470	8,764
3.75%, 05/22/25	9,900	10,401
HSBC Holdings Plc
3.40%, 03/08/21	5,000	5,172
2.95%, 05/25/21	5,000	5,072
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	13,660
International Lease Finance Corp., 8.75%, 03/15/17 (k)	2,200	2,263
Intesa Sanpaolo SpA, 2.38%, 01/13/17	9,000	9,012
JPMorgan Chase & Co.
0.83%, 05/30/17 (i), GBP	9,700	12,529
2.75%, 06/23/20	3,000	3,087
2.55%, 10/29/20	8,400	8,565
2.32%, 03/01/21 (i)	6,500	6,661
2.55%, 03/01/21	10,600	10,795
4.50%, 01/24/22	2,800	3,094
3.63%, 05/13/24	6,360	6,767
3.90%, 07/15/25	10,700	11,545
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,276
KBC Bank NV, 8.00%, 01/25/23	10,000	10,606
Korea Development Bank, 3.50%, 08/22/17	1,900	1,936
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (e) (m) (r)	30,600	41,922
Lloyds Banking Group Plc
7.62%, (callable at 100 beginning 06/27/23) (m) (v), GBP	400	529
3.10%, 07/06/21 (e)	2,700	2,759
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	3,376	3,888
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,900	1,983
6.88%, 04/25/18	5,000	5,392
Mitsubishi UFJ Financial Group Inc., 2.72%, 03/01/21 (i)	8,700	9,016
Morgan Stanley, 2.45%, 02/01/19	4,700	4,785
National Australia Bank Ltd.
1.35%, 07/23/18 (i) (r)	11,200	11,236
2.25%, 03/16/21 (r)	10,800	11,022
Navient Corp., 8.45%, 06/15/18	11,002	11,827
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (e) (r)	1,900	2,002
7.25%, 12/15/21 (r)	1,700	1,789
Petrobras Global Finance BV
3.74%, 03/17/20 (e) (i)	700	684
4.88%, 03/17/20	200	202
4.25%, 10/02/23 (e), EUR	1,000	1,042
6.63%, 01/16/34, GBP	1,000	1,135
Petrobras International Finance Co.
6.13%, 10/06/16	100	100
5.75%, 01/20/20	1,000	1,030
Piper Jaffray Cos., 5.06%, 10/09/18 (p) (q)	3,000	3,030
Rabobank Nederland NV, 8.40%, (callable at 100 beginning 06/29/17) (m)	1,500	1,560
Royal Bank of Canada, 2.30%, 03/22/21	10,900	11,198
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	5,200	6,339
9.50%, 03/16/22 (i)	9,900	10,200
Santander Holdings USA Inc., 2.28%, 11/24/17 (i)	4,700	4,742
Santander UK Group Holdings Plc, 2.88%, 08/05/21	6,000	5,998
Santander UK Plc, 2.50%, 03/14/19	9,303	9,441
Shire Acquisitions Investments Ireland Ltd., 1.90%, 09/23/19	5,700	5,705
Society of Lloyd’s, 4.75%, 10/30/24, GBP	1,100	1,576
State Street Corp., 1.70%, 08/18/20 (i)	8,400	8,479
Sumitomo Mitsui Financial Group Inc.
2.51%, 03/09/21 (e) (i)	3,700	3,812
2.93%, 03/09/21	4,100	4,214
Svenska Handelsbanken AB, 2.40%, 10/01/20	22,700	23,148
Toronto-Dominion Bank, 2.25%, 03/15/21 (r)	2,000	2,041
UBS Group AG, 3.00%, 04/15/21 (e) (r)	19,700	20,235
UBS Group Funding Jersey Ltd., 2.34%, 02/01/22 (e) (i) (r)	4,800	4,865
US Capital Funding I Ltd., 1.64%, 05/01/34 (f) (i) (r)	4,000	2,840
Volkswagen Bank GmbH, 0.11%, 11/27/17 (e) (i), EUR	3,900	4,359
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 11/14/16) (e) (m)	2,100	2,095
WEA Finance LLC, 3.25%, 10/05/20 (r)	8,700	9,065
Wells Fargo & Co.
7.98%, (callable at 100 beginning 03/15/18) (m)	15,300	15,990
1.16%, 04/22/19 (e) (i)	1,100	1,097
2.55%, 12/07/20	4,200	4,282
		787,130

	Shares/Par/Contracts †
HEALTH CARE - 0.4%
AbbVie Inc., 2.30%, 05/14/21	6,400	6,456
Actavis Funding SCS, 3.45%, 03/15/22	3,000	3,150
Baxalta Inc., 4.00%, 06/23/25	4,000	4,258
Merck & Co. Inc., 2.75%, 02/10/25	3,800	3,940
		17,804
INDUSTRIALS - 0.6%
A P Moller - Maersk A/S, 2.55%, 09/22/19 (p) (q)	4,000	4,025
Hellenic Railways Organization SA, 4.50%, 12/06/16, JPY	1,298,700	12,656
International Lease Finance Corp., 7.13%, 09/01/18 (r)	3,858	4,210

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/22 (k) (r)	4,620	855
6.63%, 10/01/23 (r)	1,655	306
		22,052
INFORMATION TECHNOLOGY - 0.2%
Apple Inc., 2.85%, 05/06/21	2,200	2,319
Oracle Corp., 2.40%, 09/15/23	3,400	3,428
		5,747
REAL ESTATE - 0.5%
AvalonBay Communities Inc., 3.45%, 06/01/25	6,700	6,983
ERP Operating LP, 3.38%, 06/01/25	6,900	7,206
Host Hotels & Resorts LP, 4.00%, 06/15/25	5,790	5,903
		20,092
TELECOMMUNICATION SERVICES - 1.0%
Altice Finco SA, 7.63%, 02/15/25 (r)	500	503
AT&T Inc., 3.40%, 05/15/25	5,200	5,346
Sprint Nextel Corp., 9.13%, 03/01/17	4,000	4,090
Verizon Communications Inc.
2.61%, 09/14/18 (i)	2,300	2,360
3.65%, 09/14/18	7,300	7,619
3.00%, 11/01/21	4,100	4,290
3.50%, 11/01/24 (e)	15,500	16,542
		40,750
UTILITIES - 0.7%
Dynegy Inc.
6.75%, 11/01/19	12,600	12,915
7.38%, 11/01/22	6,000	5,925
7.63%, 11/01/24 (e)	2,100	2,062
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,519
7.75%, 01/20/20 (r)	5,000	5,750
		29,171
Total Corporate Bonds and Notes (cost $1,020,836)		1,031,408

	Shares/Par/Contracts †
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (i)
CONSUMER DISCRETIONARY - 0.0%
FCA US LLC Term Loan B, 3.50%, 05/24/17	$1,154	1,156
Total Variable Rate Senior Loan Interests (cost $1,154)		1,156

GOVERNMENT AND AGENCY OBLIGATIONS - 95.9%
GOVERNMENT SECURITIES - 49.3%
Federal Home Loan Mortgage Corp. - 0.5% (w)
Federal Home Loan Mortgage Corp., 1.25%, 10/02/19 (o)	18,500	18,629
Municipals - 4.0%
Bay Area Toll Authority, 7.04%, 04/01/50	5,100	8,156
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,402
California State University, 6.43%, 11/01/30	1,400	1,867
California Statewide Communities Development Authority, 7.55%, 05/15/40	5,500	7,678
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,448
Chicago Transit Authority
6.30%, 12/01/21	80	85
6.90%, 12/01/40 - 12/01/40	3,600	4,770
City of Chicago, IL, 7.75%, 01/01/42	7,600	8,173
County of Clark Nevada Airport System, 6.82%, 07/01/45	1,600	2,489
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	14,500	20,568
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,259
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	23,976
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	14,034
Los Angeles Unified School District, 6.76%, 07/01/34	2,100	3,046
Mississippi Development Bank, 6.31%, 01/01/33	1,500	1,893
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	5,119
New Jersey State Turnpike Authority, 7.41%, 01/01/40	5,500	8,612
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,735
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,382
State of California
7.50%, 04/01/34	7,600	11,516
7.55%, 04/01/39	3,300	5,285
State of Iowa, 6.75%, 06/01/34	4,400	4,974
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	130	131
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	1,515	1,453
University of California, 6.40%, 05/15/31	5,200	7,002
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	7,597
		161,650
Sovereign - 1.8%
Autonomous Community of Andalusia, Spain, 5.20%, 07/15/19, EUR	800	1,020
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,150
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/17 - 07/01/17 (j), BRL	66,100	18,581
Brazil Notas do Tesouro Nacional - Series F, 10.00%, 01/01/17, BRL	53,700	16,778
Cyprus Government International Bond, 3.88%, 05/06/22, EUR	5,300	6,200
Province of Ontario, Canada
1.65%, 09/27/19	2,900	2,925
4.40%, 04/14/20	8,400	9,252
4.20%, 06/02/20, CAD	2,300	1,951
4.00%, 06/02/21, CAD	5,400	4,642
3.15%, 06/02/22, CAD	5,900	4,945
Province of Quebec, Canada
4.25%, 12/01/21, CAD	6,800	5,954
3.50%, 12/01/22, CAD	2,300	1,968
		75,366
Treasury Inflation Index Securities - 18.4%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 (n) (o)	21,758	21,997
0.63%, 07/15/21 (n) (o)	65,344	68,641
0.13%, 07/15/22 (n)	29,824	30,553
0.38%, 07/15/23 (n)	11,582	12,012
2.38%, 01/15/25 - 01/15/27 (n)	240,991	291,379
2.00%, 01/15/26 (n)	89,602	105,377
1.75%, 01/15/28 (n)	90,747	106,402
3.63%, 04/15/28 (n)	298	412
2.50%, 01/15/29 (n)	48,533	61,727
3.88%, 04/15/29 (n)	1,464	2,113
0.75%, 02/15/42 - 02/15/45 (n)	39,607	41,035
1.38%, 02/15/44 (n)	2,581	3,077

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
1.00%, 02/15/46 (n)	3,250	3,612
		748,337
U.S. Treasury Securities - 24.6%
U.S. Treasury Bond
4.25%, 05/15/39	6,500	8,931
4.50%, 08/15/39	10,200	14,490
4.38%, 11/15/39 - 05/15/40	39,100	54,686
4.63%, 02/15/40	8,100	11,713
3.13%, 02/15/42 - 08/15/44	156,200	182,705
3.00%, 05/15/42 - 05/15/45	107,800	123,280
2.75%, 08/15/42 - 11/15/42	76,600	83,661
2.88%, 05/15/43	26,300	29,368
3.63%, 08/15/43	7,700	9,831
3.75%, 11/15/43	6,300	8,223
3.38%, 05/15/44	7,600	9,299
2.50%, 02/15/45 - 02/15/46	108,600	112,586
2.88%, 08/15/45 (g)	102,400	114,412
2.25%, 08/15/46	18,000	17,731
U.S. Treasury Note
0.63%, 09/30/17 (o)	13,804	13,798
2.00%, 08/31/21 (o)	500	519
1.75%, 09/30/22 (o)	17,700	18,138
2.75%, 02/15/24 (o)	21,000	22,922
2.50%, 05/15/24 (o)	12,500	13,437
2.38%, 08/15/24 (o)	34,300	36,559
2.25%, 11/15/24 (o)	111,800	118,089
		1,004,378
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 46.6%
Federal Home Loan Mortgage Corp. - 3.5%
Federal Home Loan Mortgage Corp.
5.50%, 05/01/26 - 08/15/40	4,576	5,167
6.00%, 08/01/26 - 05/01/40	5,092	5,823
2.90%, 07/01/27 (i)	—	1
3.50%, 10/15/46 - 11/15/46, TBA (g)	54,000	56,928
4.00%, 10/15/46 - 11/15/46, TBA (g)	25,000	26,810
6.00%, 10/15/46, TBA (g)	1,000	1,143
4.50%, 11/15/46, TBA (g)	13,000	14,221
REMIC, 1.42%, 08/25/22 (i)	30,186	1,873
REMIC, 7.00%, 05/15/23	61	67
REMIC, 0.97%, 11/15/30 (i)	1	1
REMIC, 4.50%, 03/15/34	5,676	6,211
REMIC, 0.56%, 12/25/36 (i)	469	466
REMIC, 0.92%, 06/15/41 (i)	17,236	17,223
REMIC, 3.50%, 01/15/42	4,464	4,785
REMIC, 1.69%, 02/25/45 (i)	45	46
		140,765
Federal National Mortgage Association - 38.5%
Federal National Mortgage Association
6.00%, 11/01/16 - 04/01/39	2,306	2,642
5.50%, 07/01/17 - 09/01/41	54,674	61,949
4.50%, 12/01/17 - 07/01/42	20,652	22,051
4.00%, 05/01/18 - 01/01/46	33,643	35,638
3.00%, 04/01/21 - 06/01/22	7,492	7,869
3.89%, 07/01/21	2,697	2,951
3.33%, 11/01/21	91	98
3.16%, 05/01/22	12,541	13,419
2.31%, 08/01/22	4,000	4,128
5.00%, 05/01/23 - 06/01/41	3,724	4,145
2.87%, 09/01/27	2,800	2,920
3.50%, 11/01/28 - 06/01/29	9,665	10,282
6.50%, 07/01/29	—	—
3.50%, 10/15/31 - 11/15/46, TBA (g)	373,000	393,458
4.00%, 10/15/31 - 11/15/46, TBA (g)	410,000	439,935
3.00%, 11/15/31 - 12/15/46, TBA (g)	59,000	61,660
2.32%, 01/01/35 (i)	726	759
2.77%, 01/01/36 (i)	8,210	8,689
1.89%, 09/01/40 (i)	3	3
1.69%, 06/01/43 (i)	218	222
5.00%, 10/15/46 - 11/15/46, TBA (g)	23,000	25,538
6.00%, 10/15/46, TBA (g)	4,000	4,588
3.00%, 11/15/46, TBA (g) ‡	298,000	309,111
4.50%, 11/15/46, TBA (g)	140,000	153,157
REMIC, 0.00%, 04/25/33 - 12/25/42	156	176
REMIC, 2.74%, 05/25/35 (i)	47	50
REMIC, 0.60%, 07/25/37 (i)	318	312
REMIC, 1.03%, 06/25/39 (i)	5,824	5,843
REMIC, 0.88%, 03/25/44 (i)	162	162
		1,571,755
Government National Mortgage Association - 4.6%
Government National Mortgage Association
2.13%, 05/20/26 - 05/20/30 (i)	35	37
2.00%, 02/20/27 - 02/20/32 (i)	57	58
5.00%, 02/15/38 - 07/15/41	24,268	27,230
3.00%, 11/15/44 - 07/15/45	6,697	7,022
4.00%, 01/20/46	2,965	3,179
3.00%, 10/15/46, TBA (g)	3,000	3,142
3.50%, 10/15/46 - 11/15/46, TBA (g)	41,000	43,518
4.00%, 10/15/46 - 11/15/46, TBA (g)	32,700	35,065
5.00%, 10/15/46, TBA (g)	1,000	1,113
1.22%, 10/20/66 (f) (i) (q)	13,800	13,847
REMIC, 1.09%, 07/20/65 - 09/20/65 (i)	39,756	39,344
REMIC, 1.11%, 09/20/65 (i)	14,334	14,200
		187,755
Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates
6.29%, 01/01/21	3	3
5.13%, 09/01/23	9	10
5.52%, 06/01/24	176	190
		203
Total Government and Agency Obligations (cost $3,786,881)		3,908,838

	Shares/Par/Contracts †
PURCHASED OPTIONS - 0.0%
5-Year U.S. Treasury Note Future Put Option, Strike Price 108, Expiration 12/23/16	6,746	53
5-Year U.S. Treasury Note Future Put Option, Strike Price 111.50, Expiration 12/23/16	2,693	21
Call Swaption, 3-Month LIBOR, Exercise Rate 2.10%, Expiration 01/30/18, JPM (q)	477	933
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/13/16, MSC (q)	440	77
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/21/16, CGM (q)	185	38
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/21/16, MSC (q)	926	191
Put Swaption, 3-Month LIBOR, Exercise Rate 2.90%, Expiration 08/20/18, MSC (q)	219	655
Total Purchased Options (cost $4,257)		1,968

TRUST PREFERREDS - 0.1%
FINANCIALS - 0.1%
GMAC Capital Trust I, 6.60%, 09/25/31 (i)	221	5,625
Total Trust Preferreds (cost $5,573)		5,625

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

	Shares/Par †	Value
OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (c) (f) (q) (u)	128	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 16.7%
Certificates of Deposit - 2.7%
Barclays Bank Plc, 1.64%, 09/08/17 (i)	16,000	16,052
Credit Suisse AG, 1.65%, 09/12/17 (i)	27,600	27,633
Mitsubishi UFJ Trust & Banking Corp., 1.58%, 09/19/17 (i)	9,400	9,405
Natixis
1.55%, 09/25/17 (i)	7,700	7,717
1.55%, 10/02/17 (i)	19,300	19,306
Sumitomo Mitsui Banking Corp., 1.55%, 09/15/17 (i)	11,500	11,505
Sumitomo Mitsui Trust Bank Ltd., 1.58%, 09/18/17 (i)	18,500	18,512
		110,130
Commercial Paper - 0.3%
Coca-Cola Co., 0.87%, 01/06/17 (r)	6,300	6,289
Schlumberger Holdings Corp., 1.05%, 12/07/16 (r)	6,500	6,490
		12,779
Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	21,148	21,148
Treasury Securities - 13.2%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/17, BRL	319,100	92,177
0.00%, 10/01/17, BRL	190,400	52,056
Japan Treasury Bill
0.00%, 10/31/16, JPY	2,170,000	21,403
0.00%, 11/21/16, JPY	8,240,000	81,284
0.00%, 11/28/16, JPY	10,190,000	100,526
0.00%, 12/05/16, JPY	4,460,000	44,000
0.00%, 12/12/16, JPY	10,820,000	106,751
0.00%, 12/19/16, JPY	3,260,000	32,165
0.00%, 01/10/17, JPY	560,000	5,528
U.S. Treasury Bill
0.47%, 03/02/17 (o)	$200	200
0.50%, 03/09/17 (o)	596	595
0.51%, 03/16/17 (o)	281	280
		536,965
Total Short Term Investments (cost $679,701)		681,022
Total Investments - 157.1% (cost $6,267,192)		6,407,164
Other Assets and Liabilities, Net - (57.1%)		(2,329,048)
Total Net Assets - 100.0%		$4,078,116

JNL/PPM America Floating Rate Income Fund (t)
CORPORATE BONDS AND NOTES - 4.4%
CONSUMER DISCRETIONARY - 1.2%
ARAMARK Services Inc., 5.13%, 01/15/24	$204	$212
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	247	259
Beazer Homes USA Inc., 5.75%, 06/15/19	1,000	1,040
Boyd Gaming Corp., 6.88%, 05/15/23	1,033	1,121
Churchill Downs Inc., 5.38%, 12/15/21	420	437
Cinemark USA Inc., 5.13%, 12/15/22	270	277
GLP Capital LP
4.38%, 04/15/21	250	263
5.38%, 11/01/23	243	262
5.38%, 04/15/26	280	301
Gray Television Inc., 5.88%, 07/15/26 (r)	609	614
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	646	667
MGP Escrow Issuer LLC, 5.63%, 05/01/24 (r)	503	546
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24 (q) (p)	1,756	1,758
PulteGroup Inc., 4.25%, 03/01/21	1,000	1,050
PVH Corp., 4.50%, 12/15/22	229	239
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	142
Sally Holdings LLC
5.50%, 11/01/23	494	521
5.63%, 12/01/25	285	307
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	431
Sirius XM Radio Inc., 5.38%, 07/15/26 (r)	2,294	2,357
Springs Industries Inc., 6.25%, 06/01/21	471	487
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	1,000	1,049
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,051
		15,391
CONSUMER STAPLES - 0.4%
B&G Foods Inc., 4.63%, 06/01/21	549	565
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	1,281	1,262
JBS Investments GmbH, 7.25%, 04/03/24 (r)	2,490	2,534
Spectrum Brands Inc., 5.75%, 07/15/25	952	1,028
		5,389
ENERGY - 0.8%
Antero Resources Corp., 5.13%, 12/01/22	221	223
Calumet Specialty Products Partners LP, 11.50%, 01/15/21 (r)	2,000	2,290
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	738	613
EnQuest Plc, 7.00%, 04/15/22 (r)	1,000	520
EP Energy LLC, 6.38%, 06/15/23	1,000	595
Regency Energy Partners LP
5.88%, 03/01/22	876	966
5.00%, 10/01/22	81	85
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (p) (q)	3,141	3,219
Transocean Inc., 9.00%, 07/15/23 (r)	2,000	1,945
		10,456
FINANCIALS - 0.4%
AerCap Ireland Capital Ltd., 4.63%, 10/30/20	477	501
Altice Financing SA, 6.63%, 02/15/23 (r)	500	513
Diamond 1 Finance Corp., 5.88%, 06/15/21 (r)	1,264	1,343
Double Eagle Acquisition Sub Inc., 7.50%, 10/01/24 (p) (q)	593	604
Rivers Pittsburgh Borrower LP, 6.13%, 08/15/21 (r)	626	646
Stena AB, 7.00%, 02/01/24 (r)	1,498	1,236
		4,843
HEALTH CARE - 0.6%
Capsugel SA, 7.00%, 05/15/19 (r) (y)	460	461
Centene Corp., 6.13%, 02/15/24	460	499
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	274	284
HCA Inc., 3.75%, 03/15/19	623	643
Hologic Inc., 5.25%, 07/15/22 (r)	401	426
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	698	738
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (r)	1,500	1,479

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Tenet Healthcare Corp., 6.75%, 06/15/23	540	502
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (r)	1,000	1,005
5.88%, 05/15/23 (r)	1,000	864
		6,901
INDUSTRIALS - 0.2%
Aircastle Ltd., 5.00%, 04/01/23	415	433
Bombardier Inc.
6.00%, 10/15/22 (r)	773	694
7.50%, 03/15/25 (r)	403	371
Builders FirstSource Inc., 5.63%, 09/01/24 (r)	476	488
Meritor Inc., 6.25%, 02/15/24	500	475
		2,461
INFORMATION TECHNOLOGY - 0.3%
Entegris Inc., 6.00%, 04/01/22 (r)	1,273	1,318
NXP BV, 5.75%, 03/15/23 (r)	242	260
Sanmina Corp., 4.38%, 06/01/19 (r)	1,354	1,411
SS&C Technologies Holdings Inc., 5.88%, 07/15/23	464	488
		3,477
MATERIALS - 0.1%
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	1,000	1,012
Teck Resources Ltd., 8.00%, 06/01/21 (r)	331	362
		1,374
TELECOMMUNICATION SERVICES - 0.2%
CenturyLink Inc., 7.50%, 04/01/24	594	634
Numericable-SFR SA, 7.38%, 05/01/26 (r)	1,490	1,523
Sprint Corp., 7.13%, 06/15/24	624	609
		2,766
UTILITIES - 0.2%
AES Corp.
3.84%, 06/01/19 (i)	327	328
5.50%, 04/15/25	1,750	1,802
Dynegy Inc., 7.63%, 11/01/24	388	381
		2,511
Total Corporate Bonds and Notes (cost $55,102)		55,569

VARIABLE RATE SENIOR LOAN INTERESTS - 92.0% (i)
CONSUMER DISCRETIONARY - 24.2%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	$5,743	5,780
24 Hour Fitness Worldwide Inc. Term Loan B, 4.75%, 05/18/21	2,940	2,822
Acosta Holdco Inc. Term Loan, 4.25%, 09/26/21	5,885	5,591
Advantage Sales and Marketing Inc. 1st Lien Term Loan, 4.25%, 07/11/21	5,383	5,313
Advantage Sales and Marketing Inc. 2nd Lien Term Loan, 7.50%, 07/10/22	900	854
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	3,561	3,557
AMC Entertainment Inc. Term Loan, 4.00%, 12/09/22	2,038	2,056
American Tire Distributors Holdings Inc. Term Loan, 5.25%, 10/01/21	3,676	3,624
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/20	3,709	3,667
ARAMARK Services Inc. Term Loan E, 3.25%, 09/21/19	2,481	2,495
ARAMARK Services Inc. Term Loan F, 3.25%, 02/21/21	1,914	1,924
Bass Pro Group LLC Term Loan, 4.00%, 06/05/20	5,111	5,095
Bombardier Recreational Products Inc. Term Loan B, 3.75%, 06/30/23	3,771	3,779
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/20	1,224	1,230
Boyd Gaming Corp. Term Loan B-2, 3.53%, 08/16/23	3,600	3,625
Burlington Coat Factory Warehouse Corp. Term Loan B-4, 3.50%, 08/13/21	1,793	1,804
Caesars Entertainment Operating Co. Term Loan B-7
0.00%, 03/01/17 (c) (d) (f)	3,088	3,536
0.00%, 03/01/17 (c) (d) (f)	643	736
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 10/11/20	4,388	4,374
Caesars Growth Properties Holdings LLC Term Loan, 6.25%, 04/10/21	3,107	3,063
Centerplate Inc. Term Loan A, 4.75%, 11/13/19	1,463	1,441
Charter Communications Operating LLC Term Loan E, 3.00%, 04/25/20	4,749	4,762
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	459	460
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	1,146	1,153
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	3,940	3,964
CS Intermediate Holdco 2 LLC Term Loan B, 4.00%, 03/27/21	3,437	3,450
CWGS Group LLC Term Loan
0.00%, 02/14/20 (z)	450	450
5.75%, 02/20/20	2,678	2,679
5.75%, 02/20/20	366	366
5.75%, 02/20/20	9	9
Dealer Tire LLC Term Loan B, 5.50%, 12/22/21	1,724	1,737
Delta 2 Lux SARL 2nd Lien Term Loan, 7.75%, 07/29/22	1,250	1,252
Delta 2 Lux SARL Term Loan B-3, 4.75%, 07/30/21	8,137	8,144
Dynacast International LLC Term Loan B, 4.50%, 01/28/22	889	891
Eldorado Resorts LLC Term Loan B, 4.25%, 07/15/22	1,436	1,441
Expro FinServices SARL Term Loan, 5.75%, 08/11/21	3,439	2,870
FCA US LLC Term Loan B, 3.25%, 12/31/18	1,439	1,440
FGI Operating Co. LLC Term Loan
5.50%, 04/19/19	491	451
5.50%, 04/19/19	2,396	2,202
Fitness International LLC Term Loan B, 0.00%, 07/01/20 (z)	450	449
Four Seasons Holdings Inc. 1st Lien Term Loan, 5.25%, 06/27/20	3,225	3,241
Four Seasons Holdings Inc. 2nd Lien Term Loan, 7.75%, 12/23/20	1,968	1,970
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	396	392
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	1,549	1,532
HD Supply Inc. Incremental Term Loan B, 0.00%, 10/16/23 (z)	1,100	1,101
Hilton Worldwide Finance LLC Term Loan B-2
3.50%, 09/23/20	362	363
3.03%, 10/25/23	3,706	3,726
Hudson’s Bay Co. Term Loan B, 4.75%, 09/30/20	1,696	1,699
iHeartCommunications Inc. Term Loan D, 7.27%, 01/30/19	9,000	6,914

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Information Resources Inc. Term Loan B
4.75%, 09/26/20	1,114	1,117
4.75%, 09/26/20	281	282
4.75%, 09/26/20	694	696
4.75%, 09/26/20	1,484	1,488
J. Crew Group Inc. Term Loan B
4.00%, 03/05/21	824	653
4.00%, 03/05/21	643	509
4.00%, 03/05/21	210	166
4.00%, 03/05/21	698	553
4.00%, 03/05/21	845	669
La Quinta Intermediate Holdings LLC Term Loan B, 3.75%, 04/14/21	4,967	4,958
Landry’s Inc. Term Loan B
4.00%, 04/24/18	2,218	2,226
0.00%, 09/20/23 (z)	2,700	2,712
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 4.50%, 12/24/21	1,750	1,725
Liberty Cablevision of Puerto Rico LLC 2nd Lien Term Loan, 7.75%, 06/23/23	550	524
Live Nation Entertainment Inc. Term Loan B-1, 3.50%, 08/14/20	2,869	2,875
LTF Merger Sub Inc. Term Loan B, 4.25%, 01/03/22	5,894	5,895
McGraw-Hill Global Education Holdings LLC Term Loan B, 5.00%, 05/04/22	3,690	3,709
Mediacom Illinois LLC Term Loan F, 2.96%, 03/31/18	2,444	2,440
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/20/23	2,650	2,673
MGOC Inc. Term Loan B, 4.00%, 07/30/20	4,462	4,462
Michaels Stores Inc. Term Loan B-1, 3.75%, 01/27/23	3,796	3,810
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	2,933	2,930
MPG Holdco I Inc. Term Loan B
3.75%, 10/20/21	1,908	1,911
3.75%, 10/20/21	1,942	1,946
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	5,117	4,701
Nexstar Broadcasting Inc. Term Loan B, 0.00%, 09/26/23 (z)	900	904
Party City Holdings Inc. Term Loan B
4.25%, 08/06/22	99	99
4.25%, 08/06/22	64	64
4.25%, 08/06/22	173	173
4.49%, 08/06/22	1,656	1,660
4.49%, 08/06/22	1,804	1,809
4.49%, 08/06/22	198	198
Petco Animal Supplies Inc. Term Loan B-1, 5.00%, 01/22/23	1,791	1,809
Petco Animal Supplies Inc. Term Loan B-2, 5.00%, 01/22/23	896	904
PetSmart Inc. Term Loan B-1
4.25%, 03/10/22	1,000	1,001
4.25%, 03/10/22	6,635	6,643
ProQuest LLC Term Loan B, 5.75%, 10/24/21	2,650	2,650
Regal Cinemas Corp. Term Loan
3.50%, 04/01/22	1,103	1,109
3.50%, 04/01/22	1,503	1,511
Reynolds Group Holdings Inc. Term Loan, 4.25%, 02/21/23	10,668	10,698
Samsonite International SA Term Loan B, 4.00%, 05/05/23	450	454
Scientific Games International Inc. Term Loan B-1
6.00%, 06/14/20	5,428	5,443
6.00%, 06/14/20	1,313	1,317
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	1,478	1,480
Seminole Hard Rock Entertainment Inc. Term Loan B, 3.50%, 05/15/20	808	809
ServiceMaster Co. Term Loan B, 4.25%, 06/27/21	6,739	6,798
Sinclair Television Group Inc. Term Loan B, 3.00%, 04/19/20	858	856
Sinclair Television Group Inc. Term Loan B-1, 3.50%, 07/30/21	743	746
Smart & Final Stores LLC 1st Lien Term Loan, 0.00%, 11/15/22 (z)	2,700	2,699
Sophia LP Term Loan B, 4.75%, 09/20/22	2,710	2,710
SRAM LLC Term Loan B
4.00%, 04/10/20 (f)	502	487
4.00%, 04/10/20 (f)	80	77
4.00%, 04/10/20 (f)	2,737	2,655
Station Casinos LLC Term Loan B, 3.75%, 05/24/23	3,150	3,170
TI Group Automotive Systems LLC Term Loan, 4.50%, 06/25/22	3,573	3,577
Trader Corp. Term Loan, 0.00%, 08/10/23 (z)	1,800	1,808
Travelport Finance (Luxembourg) SARL Term Loan B, 5.00%, 09/02/21	3,365	3,379
Tribune Media Co. Term Loan, 3.75%, 12/27/20	4,344	4,373
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	3,696	3,702
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	5,875	5,885
USAGM HoldCo LLC Incremental Delayed Draw Term Loan, 7.00%, 07/28/22	265	265
USAGM HoldCo LLC Incremental Term Loan, 5.50%, 07/28/22	2,628	2,633
USI Inc. Term Loan B, 4.25%, 12/27/19	3,825	3,828
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan
4.25%, 05/13/22	332	332
4.25%, 05/15/22	1,896	1,896
WaveDivision Holdings LLC Term Loan B, 4.00%, 08/08/19	4,089	4,087
Weight Watchers International Inc. Initial Term Loan B-2, 4.00%, 04/02/20	3,821	2,886
WideOpenWest Finance LLC Term Loan B, 3.50%, 08/17/23	8,190	8,151
William Morris Endeavor Entertainment LLC 1st Lien Term Loan
5.25%, 03/19/21	3,587	3,597
5.25%, 03/19/21	333	334
WMG Acquisition Corp. Term Loan, 3.75%, 07/06/20	3,761	3,757
Yum! Brands Inc. 1st Lien Term Loan B, 3.28%, 06/01/23	3,600	3,622
Ziggo Financing Partnership Term Loan B-1
3.65%, 01/15/22	1,709	1,707
3.65%, 01/15/22	510	509
Ziggo Financing Partnership Term Loan B-2A, 3.65%, 01/15/22	1,315	1,313
Ziggo Financing Partnership Term Loan B-3, 3.70%, 01/15/22	409	408
		304,086
CONSUMER STAPLES - 4.6%
AdvancePierre Foods Inc. Term Loan, 4.75%, 05/26/23	1,895	1,909
Albertsons LLC Term Loan B-4, 4.50%, 08/25/21	1,832	1,845

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Albertsons LLC Term Loan B-5, 4.75%, 12/21/22	1,776	1,792
Albertsons LLC Term Loan B-6, 4.75%, 06/01/23	3,262	3,293
BJ’s Wholesale Club Inc. 1st Lien Term Loan, 4.50%, 11/01/19	6,912	6,924
Charger OpCo BV Term Loan B-1, 4.25%, 07/02/21	821	824
Coty Inc. Term Loan B, 3.75%, 10/21/22	565	571
Del Monte Foods Inc. 1st Lien Term Loan, 4.25%, 01/26/21	1,950	1,830
Del Monte Foods Inc. 2nd Lien Term Loan, 8.25%, 07/26/21	500	370
Dole Food Co. Inc. Term Loan B
4.50%, 10/25/18	347	347
4.50%, 10/25/18	173	173
4.50%, 10/25/18	393	394
4.50%, 10/25/18	197	197
4.50%, 10/25/18	197	197
4.50%, 10/25/18	573	574
4.50%, 10/25/18	573	574
4.50%, 10/25/18	139	139
Galleria Co. Term Loan B, 3.75%, 10/21/22	1,133	1,137
Hearthside Group Holdings LLC Term Loan, 4.50%, 04/23/21	1,857	1,862
Hostess Brands LLC 1st Lien Term Loan, 4.50%, 07/29/22	2,739	2,756
JBS USA LLC Incremental Term Loan, 3.75%, 09/22/20	2,917	2,917
JBS USA LLC Term Loan B, 4.00%, 08/18/22	3,268	3,264
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	4,308	4,358
NBTY INC. Term Loan B, 5.00%, 05/09/23	3,611	3,625
Portillo’s Holdings LLC 1st Lien Term Loan, 4.75%, 08/01/21	2,948	2,933
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/21/21	2,000	2,003
Supervalu Inc. Term Loan B, 5.50%, 03/21/19	3,647	3,651
US Foods Inc. Term Loan B, 4.00%, 06/27/23	6,808	6,857
		57,316
ENERGY - 5.8%
Alpha Natural Resources LLC Term Loan B, 0.00%, 05/25/20 (c) (d) (f)	2,933	2,578
Astoria Energy LLC Term Loan B, 5.00%, 12/18/21	3,262	3,197
Chesapeake Energy Corp. Term Loan, 8.50%, 08/16/21	2,289	2,401
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.75%, 05/12/21 (f)	700	651
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	4,975	5,030
CITGO Petroleum Corp. Term Loan B, 4.50%, 07/23/21	953	948
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	5,064	2,519
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	4,420	3,045
EFS Cogen Holdings I LLC Term Loan B, 5.25%, 06/30/23	2,889	2,916
Emerald Performance Materials LLC 2nd Lien Term Loan, 7.75%, 07/23/22 (f)	900	898
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	12,500	12,587
Energy Transfer Equity LP Term Loan
3.29%, 11/15/19	5,000	4,956
4.04%, 12/02/19	1,673	1,670
EP Energy LLC Term Loan, 9.75%, 06/30/21 (f)	2,288	2,245
Fieldwood Energy LLC 1st Lien Term Loan
3.88%, 09/28/18	2,004	1,724
8.00%, 08/31/20	1,369	1,134
8.38%, 09/30/20	1,848	1,284
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (q)	3,252	1,263
Floatel International Ltd. Term Loan B, 6.00%, 05/22/20	2,933	2,014
Granite Acquisition Inc. Term Loan C
5.00%, 10/15/21	3,302	3,261
5.00%, 10/15/21	148	146
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21	2,300	2,030
McJunkin Red Man Corp. Term Loan, 5.00%, 11/14/19	1,972	1,921
Peabody Energy Corp. DIP Term Loan, 10.00%, 04/15/17	1,800	1,878
Peabody Energy Corp. Term Loan B, 0.00%, 09/20/20 (c) (d) (q)	1,875	1,476
Quicksilver Resources Inc. 2nd Lien Term Loan, 0.00%, 06/21/19 (c) (d) (q)	4,000	743
Samson Investment Co. 2nd Lien Term Loan, 0.00%, 09/25/18 (c) (d) (q)	4,350	1,193
Seadrill Partners Finco LLC Term Loan B, 4.00%, 02/12/21	4,693	2,327
TPF II Power LLC Term Loan B, 5.00%, 09/26/21	1,877	1,895
Western Refining Inc. Term Loan B, 5.25%, 11/25/20	2,925	2,916
		72,846
FINANCIALS - 5.6%
Acrisure LLC 1st Lien Term Loan
6.50%, 05/13/22	178	178
6.50%, 05/13/22	1,604	1,607
AlixPartners LP Term Loan B, 4.50%, 07/22/22	2,775	2,777
Alliant Holdings I Inc. Term Loan B, 4.75%, 07/27/22	4,732	4,729
AmWINS Group LLC Term Loan
4.75%, 09/06/19	2,396	2,408
5.25%, 09/06/19	1,073	1,079
Asurion LLC 2nd Lien Term Loan
8.50%, 03/03/21	193	191
8.50%, 03/03/21	727	723
Asurion LLC Term Loan B-1, 5.00%, 05/24/19	3,023	3,032
Asurion LLC Term Loan B-2, 4.25%, 06/20/20	1,836	1,836
Asurion LLC Term Loan B-4, 5.00%, 07/29/22	4,730	4,753
BATS Global Markets Inc. Term Loan B, 4.13%, 06/20/23	749	751
Camelot UK Holdco Ltd. Term Loan B, 0.00%, 09/07/23 (z)	2,700	2,702
Clipper Acquisitions Corp. Term Loan B, 3.09%, 02/06/20	1,255	1,249
Duff & Phelps Investment Management Co. Term Loan B, 4.75%, 04/23/20	911	911
Duke Finance LLC Term Loan, 7.00%, 10/28/21	1,795	1,793
Guggenheim Partners LLC Term Loan, 4.25%, 07/17/20	2,521	2,534
Harbourvest Partners LLC Term Loan, 3.25%, 02/04/21 (f)	1,079	1,079
Hub International Ltd. Term Loan B, 4.00%, 09/17/20	5,830	5,830
INEOS US Finance LLC New Term Loan, 3.75%, 05/14/18	4,623	4,633
INEOS US Finance LLC Term Loan, 4.25%, 03/31/22	1,777	1,784

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
LPL Holdings Inc. Extended Term Loan B
4.25%, 03/09/21	1,916	1,921
4.25%, 03/09/21	1,945	1,950
National Financial Partners Corp. Term Loan B, 4.50%, 07/01/20	5,147	5,155
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/16/20 (f)	228	151
Sheridan Investment Partners II LP Term Loan B, 4.34%, 12/16/20 (f)	1,637	1,089
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/16/20 (f)	85	57
Stena International SARL Term Loan B
4.00%, 02/24/21	2,388	2,021
4.00%, 02/24/21	50	42
Sterigenics-Nordion Holdings LLC Term Loan B, 4.25%, 05/15/22	4,169	4,179
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19	1,179	1,109
UPC Financing Partnership Term Loan AN, 4.08%, 08/31/24	6,750	6,772
		71,024
HEALTH CARE - 11.8%
Acadia HealthCare Co. Inc. Term Loan B-2, 3.75%, 02/16/23	577	581
Akorn Inc. Term Loan B
6.00%, 04/16/21	2,000	2,020
6.00%, 04/16/21	386	390
Alliance Healthcare Services Inc. Term Loan B
4.25%, 06/03/19	572	543
4.25%, 06/03/19	143	136
4.25%, 06/03/19	461	438
4.25%, 06/03/19	500	475
4.25%, 06/03/19	396	376
4.25%, 06/03/19	465	441
4.25%, 06/03/19	335	318
Amneal Pharmaceuticals LLC Term Loan, 4.50%, 11/01/19	3,137	3,141
AmSurg Corp. 1st Lien Term Loan B, 3.50%, 07/08/21	1,019	1,020
ATI Holdings Acquisition Inc. Term Loan, 7.00%, 05/10/23	1,800	1,812
Auris Luxembourg III SARL Term Loan B-4, 4.25%, 01/14/22	2,666	2,680
BPA Laboratories Inc. 1st Lien Term Loan, 3.25%, 07/03/17 (f) (q)	1,028	874
BPA Laboratories Inc. 2nd Lien Term Loan, 3.25%, 07/13/17 (f) (q)	894	626
Capsugel Holdings US Inc. Term Loan B, 3.50%, 08/01/18	2,211	2,222
Catalent Pharma Solutions Inc. Term Loan B, 4.25%, 05/08/21	3,092	3,110
CHG Healthcare Services Inc. Term Loan B, 4.75%, 05/26/23	898	906
Community Health Systems Inc. Term Loan G, 3.75%, 12/14/19	7,270	7,130
Community Health Systems Inc. Term Loan H
4.00%, 01/27/21	4,257	4,176
4.00%, 01/27/21	1,000	981
Concentra Inc. 1st Lien Term Loan
0.00%, 05/09/22 (z)	2,250	2,242
4.00%, 05/09/22	2,673	2,663
Concordia Healthcare Corp. Term Loan, 5.25%, 10/20/21	1,811	1,614
Convatec Inc. Term Loan, 4.25%, 12/22/16	2,587	2,597
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	2,563	2,574
DJO Finance LLC Term Loan
4.25%, 06/24/20	1,400	1,374
4.25%, 06/27/20	2,382	2,337
DPx Holdings BV Incremental Term Loan
4.25%, 03/11/21	2,905	2,900
4.25%, 03/11/21	1,000	998
Emdeon Business Services LLC Term Loan B-2
3.75%, 11/17/18	1,716	1,718
3.75%, 11/17/18	138	139
3.75%, 11/17/18	1,055	1,056
3.75%, 11/17/18	632	632
3.75%, 11/17/18	2,877	2,880
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/24/22	2,507	2,500
Envision Healthcare Corp. Term Loan
4.25%, 05/05/18	219	219
4.25%, 05/05/18	2,683	2,685
4.25%, 05/05/18	274	274
Envision Healthcare Corp. Term Loan B-2, 4.50%, 10/28/22	1,328	1,334
ExamWorks Group Inc. Term Loan, 4.75%, 06/17/23	2,700	2,719
Greatbatch Ltd. Term Loan B, 5.25%, 10/13/22	3,169	3,124
HCA Inc. Term Loan B-6, 3.77%, 03/18/23	3,816	3,859
HCA Inc. Term Loan B-7, 3.57%, 02/05/24	445	449
Iasis Healthcare LLC Term Loan B-2, 4.50%, 02/20/20	3,824	3,778
IMS Health Inc. Term Loan
3.50%, 03/17/21	363	363
3.50%, 03/17/21	2,714	2,720
3.50%, 03/17/21	708	710
InVentiv Health Inc. Term Loan B, 0.00%, 09/29/23 (z)	2,842	2,848
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	6,007	6,025
Kindred Healthcare Inc. New Term Loan B, 4.25%, 04/09/21	6,900	6,892
Kinetic Concepts Inc. Term Loan F-1, 5.00%, 11/04/20	6,556	6,604
Mallinckrodt International Finance SA Term Loan B, 3.25%, 03/14/21	4,418	4,409
MMM Holdings Inc. Term Loan, 9.75%, 10/23/17 (f)	664	634
MPH Acquisition Holdings LLC Term Loan B, 5.00%, 06/07/23	4,500	4,554
MSO of Puerto Rico Inc. Term Loan, 9.75%, 10/23/17 (f)	483	461
National Surgical Hospitals Inc. Term Loan
4.50%, 05/14/22	61	60
4.50%, 05/14/22	385	380
Ortho-Clinical Diagnostics Inc. Term Loan B
4.75%, 06/30/21	3,483	3,401
4.75%, 06/30/21	3,262	3,186
Prestige Brands Inc. Term Loan B-3, 3.50%, 09/03/21	2,009	2,022
Quorum Health Corp. Term Loan B, 6.75%, 04/22/22	2,793	2,705
RPI Finance Trust Term Loan B-4
3.50%, 11/09/20	2,250	2,257
3.50%, 11/09/20	2,966	2,976
Select Medical Corp. Term Loan B
6.00%, 06/01/18	892	893
6.00%, 03/03/21	1,496	1,506
Surgical Care Affiliates Inc. Term Loan B, 4.25%, 03/17/22	2,471	2,485
US Rental Care Inc. Term Loan B, 5.25%, 11/17/22	5,313	5,090

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Valeant Pharmaceuticals International Inc. Term Loan B
5.25%, 12/11/19	827	828
5.25%, 07/08/20	2,703	2,707
Vizient Inc. 1st Lien Term Loan, 6.25%, 02/09/23	898	907
		148,684
INDUSTRIALS - 11.5%
ABC Supply Co. Inc. Term Loan, 3.50%, 04/15/20	2,153	2,157
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	4,805	4,807
Air Canada Term Loan B, 0.00%, 09/23/23 (z)	2,700	2,702
Air Medical Group Holdings Inc. Term Loan B, 4.25%, 04/14/22	4,614	4,566
Air Medical Group Holdings Inc. Term Loan B-1, 5.00%, 04/28/22	500	503
Allflex Holdings III Inc.1st Lien Term Loan, 4.25%, 06/15/20	2,918	2,903
Allison Transmission Inc. Extended Term Loan, 0.00%, 09/16/22 (z)	867	873
American Airlines Inc. Term Loan, 3.25%, 06/27/20	4,851	4,857
American Airlines Inc. Term Loan B, 3.50%, 04/26/23	1,800	1,803
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 12/19/19 (f) (q)	2,417	1,354
Ameriforge Group Inc. 2nd Lien Term Loan, 8.75%, 12/19/20 (q)	500	67
Axalta Coating Systems US Holdings Inc. Term Loan, 3.75%, 02/03/20	4,617	4,648
Brand Energy & Infrastructure Services Inc. Term Loan B, 4.75%, 11/21/20	2,417	2,387
Brickman Group Ltd. LLC 1st Lien Term Loan, 4.00%, 12/15/20	4,906	4,893
Builders Firstsource Inc. Term Loan B, 4.75%, 07/31/22	3,603	3,621
Capsugel Holdings US Inc. Replacement Term Loan, 4.00%, 07/31/21	900	904
Capsugel Holdings US Inc. Term Loan B, 3.75%, 08/01/18	414	416
Commercial Barge Line Co. 1st Lien Term Loan, 9.75%, 11/06/20	2,725	2,636
DAE Aviation Holdings Inc. 1st Lien Term Loan, 5.25%, 06/25/22	3,573	3,592
Filtration Group Corp. 1st Lien Term Loan, 4.25%, 11/14/20	3,887	3,901
Filtration Group Corp. 2nd Lien Term Loan, 8.25%, 11/14/21	253	252
Flying Fortress Inc. Term Loan, 3.50%, 06/30/17	667	670
Gates Global Inc. Term Loan B, 4.25%, 06/12/21	4,165	4,098
Generac Power Systems Inc. Term Loan B, 3.50%, 05/12/20	3,488	3,489
Harbor Freight Tools USA Inc. Term Loan B, 4.00%, 08/16/23	2,511	2,523
Husky Injection Molding Systems Ltd. 1st Lien Term Loan
4.25%, 06/25/21	1,876	1,871
4.50%, 06/25/21	3,500	3,492
KAR Auction Services Inc. Term Loan B-3, 4.25%, 03/06/23	2,241	2,269
Kenan Advantage Group Inc. Term Loan, 4.00%, 07/22/22	1,991	1,972
Kenan Advantage Group Inc. Term Loan B, 4.00%, 07/31/22	611	606
LS Newco Pty Ltd. Term Loan B, 5.00%, 05/21/22	1,603	1,615
Milacron LLC Term Loan B, 4.25%, 09/28/20	1,783	1,789
Mirror Bidco Corp. Term Loan, 4.25%, 12/28/19	3,819	3,815
Navistar International Corp. Term Loan B, 6.50%, 08/06/20	1,787	1,790
North American Lifting Holdings Inc. 1st Lien Term Loan, 5.50%, 11/27/20 (f)	1,617	1,293
Novelis Inc. Term Loan B, 4.00%, 06/05/22	5,595	5,619
On Assignment Inc. Term Loan, 3.50%, 06/05/22	1,481	1,489
OSG Bulk Ships Inc. Term Loan, 5.25%, 07/22/19	2,414	2,405
Otter Products LLC Term Loan, 5.75%, 05/30/20	1,725	1,526
Paragon Offshore Finance Co. Term Loan B, 0.00%, 07/18/21 (c) (d) (q)	1,185	286
Ply Gem Industries Inc. Term Loan, 4.00%, 01/30/21	838	843
Prime Security Services 1st Lien Term Loan B-1, 4.75%, 05/02/22	900	908
Prime Security Services Borrower LLC 1st Lien Term Loan, 4.75%, 06/18/21	2,687	2,711
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 05/02/22	1,250	1,261
Rexnord LLC 1st Lien Term Loan B
4.00%, 08/23/20	7,325	7,331
4.00%, 08/23/20	506	507
Sedgwick Claims Management Services Inc. 1st Lien Term Loan, 3.75%, 02/11/21	3,875	3,842
Southwire LLC Term Loan, 3.00%, 02/11/21	2,854	2,826
Summit Materials Cos.I LLC Term Loan B, 4.00%, 06/25/22	2,691	2,700
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	3,658	3,656
TransDigm Inc. Term Loan E, 3.75%, 05/13/22	2,075	2,076
TransUnion LLC Term Loan B-2, 3.50%, 04/09/21	4,888	4,900
United Airlines Inc. Term Loan B, 3.25%, 04/01/19	1,880	1,881
Univar Inc. Term Loan
4.25%, 06/25/22	1,314	1,316
4.25%, 06/25/22	5,821	5,828
US Airways Group Inc. Term Loan B-1, 3.50%, 05/23/19	2,870	2,869
XPO Logistics Inc. Term Loan B-2, 4.25%, 11/01/21	2,637	2,651
		144,565
INFORMATION TECHNOLOGY - 10.0%
Abacus Innovations Corp. Term Loan B, 3.27%, 06/09/23	1,800	1,809
Ancestry.com Inc. Term Loan B, 5.00%, 08/17/22	3,652	3,655
Applied Systems Inc. 1st Lien Term Loan, 4.00%, 01/15/21	911	912
Applied Systems Inc. 2nd Lien Term Loan, 7.50%, 01/15/22	989	996
Aristocrat Technologies Inc. Term Loan B, 3.50%, 10/20/21	2,106	2,112
Avago Technologies Cayman Ltd. Term Loan B-3, 3.52%, 02/01/23	4,939	4,995
Avast Software BV Term Loan B, 0.00%, 08/03/22 (z)	1,800	1,808
BMC Software Finance Inc. Term Loan, 5.00%, 08/15/20	4,686	4,512
CCC Information Services Inc. Term Loan
4.00%, 12/20/19	896	895

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.00%, 12/20/19	19	19
4.00%, 12/20/19	993	990
CDW LLC Term Loan
3.25%, 04/24/20	1,853	1,857
3.25%, 04/24/20	945	947
CommScope Inc. Term Loan B-5, 3.83%, 05/27/22	2,630	2,652
Compucom Systems Inc. Term Loan B, 4.25%, 05/07/20 (q)	1,295	917
Cypress Semiconductor Corp. Term Loan B, 6.50%, 06/15/21	1,800	1,820
Dell Inc. Term Loan B, 4.00%, 06/02/23	6,400	6,436
DTI Holdco Inc. Term Loan B, 0.00%, 09/30/23 (z)	2,700	2,675
First Data Corp. Extended Term Loan
4.53%, 03/24/21	1,000	1,007
4.53%, 03/24/21	6,694	6,741
First Data Corp. Term Loan, 4.28%, 07/08/22	1,000	1,005
Global Payments Inc. Term Loan B, 4.02%, 03/31/23	2,700	2,725
Go Daddy Operating Co. LLC Term Loan B, 4.25%, 05/05/21	3,918	3,938
HD Supply Inc. Term Loan B, 3.75%, 08/07/21	2,675	2,677
Infor (US) Inc. Term Loan B-3, 3.75%, 05/23/20	466	462
Infor (US) Inc. Term Loan B-5, 3.75%, 06/03/20	5,999	5,960
Kronos Inc. Incremental Term Loan
4.50%, 10/25/19	1,790	1,794
4.50%, 10/30/19	370	371
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/13/20	3,516	3,515
M/A-Com Technology Solutions Holdings Inc. Term Loan, 4.50%, 05/07/21	990	998
MA FinanceCo LLC Term Loan B, 4.50%, 11/19/21	2,610	2,618
Magic Newco LLC 1st Lien Term Loan, 5.00%, 12/01/18	2,549	2,551
Micron Technology Inc. Term Loan, 6.64%, 04/26/22	900	909
Microsemi Corp. Term Loan B, 3.75%, 12/17/22	775	782
Mitel US Holdings Inc. Term Loan, 5.50%, 05/15/22	2,420	2,435
NXP BV Term Loan B, 3.75%, 11/05/20	1,680	1,686
ON Semiconductor Corp. Term Loan B
5.25%, 03/31/23	1,800	1,807
5.25%, 03/31/23	1,800	1,807
Presidio Inc. Term Loan, 5.25%, 02/02/22	2,545	2,540
Riverbed Technology Inc. Term Loan, 5.00%, 04/22/22	2,195	2,214
Rovi Solutions Corp. Term Loan B, 3.75%, 07/02/21	2,450	2,450
Sabre Inc. Incremental Term Loan, 4.50%, 02/19/19	1,593	1,597
Sabre Inc. Term Loan B, 4.00%, 02/19/19	2,541	2,551
Skillsoft Corp. 1st Lien Term Loan, 5.75%, 04/22/21	2,125	1,879
Skillsoft Corp. 2nd Lien Term Loan, 9.25%, 04/22/22	1,000	600
SS&C Technologies Term Loan B-1, 4.00%, 06/28/22	3,121	3,143
SS&C Technologies Term Loan B-2, 4.00%, 06/28/22	398	400
Sungard Availability Services Capital Inc. Term Loan B, 6.00%, 03/25/19	1,496	1,403
SurveyMonkey Inc. Term Loan B, 6.25%, 02/07/19	2,847	2,854
Veritas Bermuda Ltd. Term Loan B-1
6.63%, 01/27/23	1,347	1,254
6.63%, 01/27/23	898	836
Vertafore Inc. 1st Lien Term Loan, 4.75%, 06/17/23	900	903
Western Digital Corp. Term Loan B-1, 4.50%, 04/29/23	6,600	6,662
WEX Inc. Term Loan B, 4.25%, 06/16/23	2,700	2,729
Zebra Technologies Corp. Term Loan B, 4.09%, 10/27/21	5,823	5,890
		125,700
MATERIALS - 8.7%
A. Schulman Inc. Term Loan B, 4.00%, 05/11/22	393	392
Allnex (Luxembourg) & CY SCA Term Loan Term Loan B-2, 0.00%, 06/02/23 (z)	513	518
Allnex USA Inc. Term Loan B-3, 0.00%, 06/02/23 (z)	387	390
American Builders & Contractors Supply Co. Term Loan B, 0.00%, 09/22/23 (z)	700	702
Anchor Glass Container Corp. 1st Lien Term Loan
4.75%, 06/24/22	327	329
4.75%, 06/24/22	266	268
4.75%, 06/24/22	274	276
4.75%, 07/01/22	405	407
Arch Coal Inc. Term Loan B, 0.00%, 05/16/18 (c) (d) (q)	2,843	2,170
Ardagh Holdings USA Inc. Incremental Term Loan, 4.00%, 12/17/17	3,623	3,638
Berry Plastics Holding Corp. Term Loan D, 3.50%, 02/08/20	5,857	5,860
BWAY Holding Co. Inc. Term Loan B, 5.50%, 08/07/20	6,292	6,322
Chemours Co. Term Loan B
3.75%, 05/09/22	1,033	1,023
3.75%, 05/12/22	1,000	989
Consolidated Container Co. LLC Term Loan
5.00%, 07/03/19	592	588
5.00%, 07/03/19	1,329	1,320
Coveris Holdings SA Term Loan B-1, 4.50%, 04/24/19	606	605
Emerald Performance Materials LLC 1st Lien Term Loan, 4.50%, 07/23/21	1,639	1,649
Fairmount Santrol Inc. Term Loan B-2, 4.50%, 09/05/19	4,863	4,330
Flint Group GmbH Term Loan C, 4.50%, 05/03/21	488	485
Flint Group US LLC 1st Lien Term Loan B-2, 4.50%, 05/03/21	2,951	2,935
FMG Resources (August 2006) Pty Ltd. Term Loan B, 3.75%, 06/30/19	4,465	4,459
GCP Applied Technologies Inc. Term Loan B, 4.00%, 02/03/22	1,365	1,378
Gemini HDPE LLC Term Loan B, 4.75%, 08/04/21	2,644	2,663
Headwaters Inc. Term Loan B, 4.00%, 03/24/22	1,693	1,700
Hilex Poly Co. LLC Term Loan B, 6.00%, 12/05/21	1,724	1,733
Houghton International Inc. 2nd Lien Term Loan, 9.75%, 12/20/20	1,000	985
Houghton International Inc. Term Loan B, 4.25%, 12/13/19	2,215	2,209
Huntsman International LLC Incremental Term Loan
3.75%, 01/31/21	83	84
3.75%, 01/31/21	3,867	3,884

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Huntsman International LLC Term Loan B, 4.25%, 04/03/23	725	730
Klockner-Pentaplast of America Inc. Term Loan, 5.00%, 04/22/20	1,873	1,891
KP Germany Erste GmbH 1st Lien Term Loan, 5.00%, 04/22/20	800	808
Kraton Polymers LLC Term Loan B
6.00%, 01/06/22	2,250	2,267
6.00%, 01/06/22	2,750	2,771
Kronos Worldwide Inc. Term Loan, 4.00%, 02/18/20	978	948
MacDermid Inc. Term Loan B-2
5.50%, 06/07/20	2,000	2,008
5.50%, 06/07/20	557	559
MacDermid Inc. Term Loan B-3, 5.50%, 06/07/20	1,985	1,992
Nexeo Solutions LLC Term Loan, 5.25%, 06/10/23	3,500	3,515
Onex TSG Holdings II Corp. 1st Lien Term Loan, 5.00%, 07/31/22	1,806	1,810
Owens-Illinois Inc. Term Loan B, 3.50%, 08/12/22	1,817	1,828
PQ Corp. Term Loan, 5.75%, 10/27/22	2,774	2,793
Quikrete Holdings Inc. 1st Lien Term Loan
3.88%, 09/30/20	2,872	2,890
4.00%, 09/30/20	450	453
SIG Combibloc US Acquisition Inc. Term Loan
4.25%, 02/03/22	628	629
4.25%, 02/03/22	4,553	4,558
0.00%, 03/11/22 (z)	1,000	1,001
Signode Industrial Group Holdings US Inc. Term Loan B
3.75%, 05/08/21	2,300	2,293
3.75%, 05/08/21	1,770	1,765
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	3,291	3,283
Solenis International LP 2nd Lien Term Loan
7.75%, 07/02/22	902	879
7.75%, 07/02/22	448	437
Stardust Finance Holdings Inc. Junior Lien Term Loan, 10.50%, 03/04/23	540	537
Stardust Finance Holdings Inc. Senior Lien Term Loan, 6.50%, 03/05/22	3,655	3,632
Tank Holding Corp. Term Loan
5.25%, 03/12/22	1,243	1,189
5.25%, 03/12/22	718	687
TricorBraun Inc. Term Loan B, 4.00%, 04/30/18	1,832	1,830
Trinseo Materials Operating SCA Term Loan B, 4.25%, 11/01/21	2,673	2,689
Tronox Pigments (Netherlands) BV Term Loan, 4.50%, 03/22/20	2,677	2,647
		109,610
REAL ESTATE - 1.6%
Americold Realty Operating Partnership LP Term Loan B, 5.75%, 12/01/22	900	907
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/25/20	3,250	3,267
Capital Automotive LP Term Loan B, 4.00%, 04/19/19	2,312	2,329
Communications Sales & Leasing Inc. Term Loan B
5.00%, 10/20/22	173	174
5.00%, 10/20/22	1,712	1,719
5.00%, 10/20/22	1,778	1,786
DTZ U.S. Borrower LLC 1st Lien Term Loan
4.25%, 11/04/21	1,752	1,753
4.25%, 11/04/21	3,367	3,368
ESH Hospitality Inc. Term Loan B, 3.75%, 08/16/23	2,754	2,772
Realogy Corp. Term Loan B, 3.75%, 07/20/22	2,293	2,319
		20,394
TELECOMMUNICATION SERVICES - 5.9%
Consolidated Communications Inc. Term Loan B, 4.25%, 12/20/20	3,413	3,425
Genesys Telecom Holdings US Inc. Delayed Draw Term Loan
4.50%, 11/04/20	533	533
4.50%, 11/04/20	442	441
Genesys Telecom Holdings US Inc. Term Loan B, 4.00%, 01/25/19	774	771
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20	1,000	938
Hargray Communications Group Inc. Term Loan B, 5.25%, 06/24/19	3,145	3,158
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	9,628	9,144
Level 3 Financing Inc. Term Loan, 4.00%, 08/01/19	500	502
Level 3 Financing Inc. Term Loan B, 4.00%, 01/14/20	7,200	7,231
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/31/22	2,700	2,714
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/13/20	1,256	1,255
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	7,481	7,489
Numericable Group SA Term Loan B-5, 4.56%, 07/27/22	2,739	2,757
Numericable U.S. LLC Term Loan B-7, 5.00%, 01/08/24	3,990	4,026
SBA Senior Finance II LLC Term Loan B-1, 3.25%, 03/24/21	5,069	5,078
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	622	627
Telenet International Finance SARL Term Loan AD, 4.36%, 06/30/24	2,660	2,680
Telesat Canada Term Loan B-2, 3.50%, 03/26/19	5,750	5,749
Virgin Media Investment Holdings Ltd. Term Loan F, 3.65%, 06/07/20	5,615	5,638
WaveDivision Holdings LLC Term Loan B, 4.00%, 10/15/19	900	900
West Corp. Term Loan B-12, 3.75%, 06/13/23	3,297	3,309
West Corp. Term Loan B-14, 3.50%, 06/14/21	942	945
Windstream Corp. Term Loan B-6, 0.00%, 03/29/21 (z)	450	451
Zayo Group LLC Term Loan B, 3.75%, 07/14/19	4,431	4,449
		74,210
UTILITIES - 2.2%
APLP Holdings Ltd. Partnership Term Loan B, 6.00%, 04/13/23	3,037	3,062
Calpine Construction Finance Co. LP Term Loan B-1, 3.00%, 05/03/20	970	962
Calpine Construction Finance Co. LP Term Loan B-2, 3.25%, 01/03/22	970	964
Calpine Corp. Term Loan B-5, 3.50%, 05/23/22	3,564	3,572
Calpine Corp. Term Loan B-6, 4.00%, 01/15/23	796	800
Dayton Power & Light Co. Term Loan B, 4.00%, 08/18/22	900	908
Dynegy Inc. Incremental Term Loan C, 5.00%, 06/22/23	7,380	7,433

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
NRG Energy Inc. Term Loan B, 3.50%, 06/14/23	3,726	3,733
Texas Competitive Electric Holdings Co. LLC DIP Term Loan B, 5.00%, 10/31/17	5,586	5,626
Texas Competitive Electric Holdings Co. LLC DIP Term Loan C, 5.00%, 10/31/17	1,274	1,283
		28,343
Total Variable Rate Senior Loan Interests (cost $1,181,421)		1,156,779

PREFERRED STOCKS - 0.0%
Vantage Drilling International (c) (q)	3	266
Total Preferred Stocks (cost $302)		266

SHORT TERM INVESTMENTS - 4.9%
Investment Company - 4.9%
JNL Money Market Fund, 0.24% (a) (h)	61,947	61,947
Total Short Term Investments (cost $61,947)		61,947
Total Investments - 101.3% (cost $1,298,772)		1,274,561
Other Assets and Liabilities, Net - (1.3%)		(16,937)
Total Net Assets - 100.0%		$1,257,624

JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.7%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$8,406	$8,794
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	1,476	1,583
5.50%, 10/29/20	1,682	1,766
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22	4,545	4,545
Total Non-U.S. Government Agency Asset- Backed Securities (cost $16,108)		16,688

CORPORATE BONDS AND NOTES - 76.4%
CONSUMER DISCRETIONARY - 18.8%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	7,389	6,004
Altice SA
7.75%, 05/15/22 (e) (r)	5,000	5,337
7.63%, 02/15/25 (e) (r)	8,000	8,230
AMC Networks Inc., 4.75%, 12/15/22	3,000	3,038
ARAMARK Services Inc.
5.13%, 01/15/24	849	883
4.75%, 06/01/26 (r)	4,571	4,594
Argos Merger Sub Inc., 7.13%, 03/15/23 (e) (r)	6,484	6,808
BC Mountain LLC, 7.00%, 02/01/21 (r)	6,279	6,004
Beazer Homes USA Inc.
7.50%, 09/15/21	14,382	14,526
8.75%, 03/15/22 (r)	2,772	2,924
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21 (e)	3,000	3,229
CCO Holdings LLC
5.13%, 02/15/23	6,000	6,255
5.38%, 05/01/25 (r)	12,000	12,585
5.75%, 02/15/26 (e) (r)	2,326	2,466
5.88%, 05/01/27 (r)	6,000	6,390
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (r) (y)	6,851	6,988
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (r) (y)	4,949	1,856
Churchill Downs Inc., 5.38%, 12/15/21 (r)	6,004	6,244
Clear Channel Communications Inc., 14.00%, 02/01/21 (y)	8,995	3,508
CSC Holdings LLC, 5.50%, 04/15/27 (e) (r)	4,267	4,363
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,666
5.00%, 03/15/23	7,000	6,807
7.75%, 07/01/26 (r)	4,000	4,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	7,250	7,322
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24 (r)	3,529	3,816
Gannett Co. Inc.
4.88%, 09/15/21 (r)	990	1,030
5.50%, 09/15/24 (r)	2,182	2,253
General Motors Co., 4.00%, 04/01/25	6,000	6,137
Gibson Brands Inc., 8.88%, 08/01/18 (r)	9,418	7,016
GLP Capital LP
4.88%, 11/01/20 (e)	4,000	4,310
4.38%, 04/15/21 (e)	625	658
5.38%, 11/01/23 (e)	2,424	2,612
5.38%, 04/15/26	1,752	1,883
Goodyear Tire & Rubber Co., 5.13%, 11/15/23 (e)	2,730	2,839
Gray Television Inc.
5.13%, 10/15/24 (r)	1,917	1,881
5.88%, 07/15/26 (r)	8,000	8,060
Hilton Domestic Operating Co. Inc., 4.25%, 09/01/24 (r)	853	870
iHeartCommunications Inc.
9.00%, 03/01/21 (e)	4,000	2,980
10.63%, 03/15/23	5,000	3,725
JCPenney Corp. Inc., 5.88%, 07/01/23 (e) (r)	3,059	3,181
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (e) (r) (y)	6,316	6,158
KB Home, 7.63%, 05/15/23	7,000	7,455
KFC Holding Co.
5.00%, 06/01/24 (r)	1,900	1,986
5.25%, 06/01/26 (e) (r)	2,199	2,325
L Brands Inc., 5.63%, 10/15/23	7,000	7,814
Landry’s Holdings II Inc., 10.25%, 01/01/18 (r)	6,899	7,045
Landry’s Inc.
9.38%, 05/01/20 (r)	3,619	3,796
6.75%, 10/15/24 (p) (q)	6,260	6,370
Limited Brands Inc., 6.63%, 04/01/21	3,000	3,458
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	2,425	2,504
M/I Homes Inc., 6.75%, 01/15/21	8,000	8,380
MDC Partners Inc., 6.50%, 05/01/24 (e) (r)	8,523	7,820
Men’s Wearhouse Inc., 7.00%, 07/01/22 (e)	5,000	4,675
MGM Growth Properties Operating Partnership LP, 4.50%, 09/01/26 (e) (r)	4,444	4,444
MGP Escrow Issuer LLC, 5.63%, 05/01/24 (e) (r)	1,677	1,819
Michaels Stores Inc., 5.88%, 12/15/20 (e) (r)	3,000	3,113
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24 (p) (q)	8,429	8,440
National CineMedia LLC, 5.75%, 08/15/26 (r)	3,000	3,113
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	8,141
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (e) (r) (y)	9,250	7,307
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	18,952	10,424
Performance Food Group Inc., 5.50%, 06/01/24 (r)	825	852
PVH Corp., 4.50%, 12/15/22	6,807	7,096
Radio Systems Corp., 8.38%, 11/01/19 (r)	900	939

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22 (e)	1,438	1,564
Sally Holdings LLC
5.50%, 11/01/23	6,085	6,420
5.63%, 12/01/25	3,000	3,229
Schaeffler Finance BV, 4.25%, 05/15/21 (r)	8,077	8,279
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	1,865	1,898
Schaeffler Verwaltung Zwei GmbH
4.13%, 09/15/21 (e) (r) (y)	1,600	1,616
4.50%, 09/15/23 (r) (y)	800	807
4.75%, 09/15/26 (r) (y)	6,000	6,030
Scientific Games International Inc.
6.63%, 05/15/21	3,350	2,546
10.00%, 12/01/22	5,000	4,625
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (e) (r)	2,135	2,156
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	2,500	2,725
Sinclair Television Group Inc., 5.13%, 02/15/27 (r)	3,500	3,421
Sirius XM Radio Inc., 5.38%, 07/15/26 (e) (r)	9,000	9,247
Springs Industries Inc., 6.25%, 06/01/21	2,353	2,435
Starz LLC, 5.00%, 09/15/19	5,000	5,072
Tempur Sealy International Inc., 5.50%, 06/15/26 (e) (r)	5,715	5,886
Tenneco Inc., 5.00%, 07/15/26	6,000	6,082
Tops Holding LLC, 8.00%, 06/15/22 (r)	5,216	4,694
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/25 (r)	10,135	10,262
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (e) (r)	5,000	5,244
Univision Communications Inc.
5.13%, 05/15/23 (r)	6,000	6,075
5.13%, 02/15/25 (r)	5,263	5,296
Wave Holdco LLC, 8.25%, 07/15/19 (r) (y)	6,471	6,504
WideOpenWest Finance LLC
10.25%, 07/15/19	4,000	4,205
13.38%, 10/15/19 (e)	3,314	3,529
Wolverine World Wide Inc., 5.00%, 09/01/26 (r)	2,571	2,597
Wyndham Worldwide Corp., 5.10%, 10/01/25 (e) (l)	2,781	3,042
		439,488
CONSUMER STAPLES - 3.2%
BI-LO LLC, 8.63%, 09/15/18 (r) (y)	5,333	3,373
Constellation Brands Inc.
3.88%, 11/15/19	2,041	2,148
4.75%, 11/15/24 (e)	545	590
4.75%, 12/01/25	1,876	2,031
Energizer SpinCo Inc., 5.50%, 06/15/25 (r)	4,347	4,478
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	8,517	8,389
JBS Investments GmbH, 7.25%, 04/03/24 (e) (r)	10,760	10,948
NBTY Inc., 7.63%, 05/15/21 (r)	2,474	2,529
Post Holdings Inc.
6.00%, 12/15/22 (r)	3,564	3,765
8.00%, 07/15/25 (e) (r)	3,292	3,767
5.00%, 08/15/26 (e) (r)	5,971	5,941
Revlon Consumer Products Corp., 6.25%, 08/01/24 (e) (r)	4,118	4,252
Reynolds Group Issuer Inc., 9.88%, 08/15/19	502	517
Rite Aid Corp.
9.25%, 03/15/20	3,154	3,328
6.13%, 04/01/23 (r)	4,310	4,644
Spectrum Brands Inc., 5.75%, 07/15/25	4,762	5,143
Sun Merger Sub Inc.
5.25%, 08/01/18 (r)	611	615
5.88%, 08/01/21 (r)	963	1,006
US Foods Inc., 5.88%, 06/15/24 (r)	5,935	6,172
		73,636
ENERGY - 11.4%
American Energy - Woodford LLC, 9.00%, 09/15/22 (f) (p) (q)	5,000	2,150
Antero Midstream Partners LP, 5.38%, 09/15/24 (r)	1,473	1,491
Antero Resources Corp., 5.13%, 12/01/22	2,000	2,015
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (r)	6,000	6,870
7.63%, 01/15/22	3,000	2,423
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (e)	5,500	5,693
6.25%, 04/15/23 (e)	3,583	3,547
Cenovus Energy Inc., 4.45%, 09/15/42	6,857	5,671
Chaparral Energy Inc.
0.00%, 10/01/20 (c) (d)	4,136	2,812
0.00%, 09/01/21 (c) (d)	3,000	2,040
0.00%, 11/15/22 (c) (d)	21,350	14,358
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (e) (r)	1,751	1,891
Chesapeake Energy Corp., 8.00%, 12/15/22 (e) (r)	10,000	10,125
CITGO Holding Inc., 10.75%, 02/15/20 (r)	12,000	12,030
Continental Resources Inc.
4.50%, 04/15/23	10,000	9,600
3.80%, 06/01/24	4,000	3,660
4.90%, 06/01/44	2,300	1,932
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	3,951	3,279
Denbury Resources Inc.
5.50%, 05/01/22 (e)	15,000	10,762
4.63%, 07/15/23	7,000	4,655
Energy Transfer Partners LP, 4.90%, 03/15/35	7,000	6,473
EnLink Midstream Partners LP, 4.40%, 04/01/24	8,000	7,816
EnQuest Plc, 7.00%, 04/15/22 (r)	33,391	17,363
Ensco Plc
4.50%, 10/01/24	3,466	2,496
5.20%, 03/15/25 (e)	13,667	9,995
EP Energy LLC, 6.38%, 06/15/23 (e)	8,920	5,307
Halcon Resources Corp., 12.00%, 02/15/22 (r)	5,000	5,000
Ithaca Energy Inc., 8.13%, 07/01/19 (p) (q)	10,000	9,100
MPLX LP, 4.88%, 06/01/25	898	928
Oneok Inc., 7.50%, 09/01/23 (e)	3,000	3,360
PBF Logistics LP, 6.88%, 05/15/23	5,172	4,985
Plains Exploration & Production Co., 6.50%, 11/15/20	3,000	3,075
Quicksilver Resources Inc.
0.00%, 08/15/19 (c) (d)	10,557	317
0.00%, 07/01/21 (c) (d) (q)	53,443	1,603
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	2,730	2,938
5.88%, 06/30/26 (r)	15,000	16,303
5.00%, 03/15/27 (e) (p) (q)	9,423	9,659
SM Energy Co.
6.50%, 01/01/23 (e)	9,617	9,713
5.00%, 01/15/24 (e)	5,786	5,439
6.75%, 09/15/26	1,377	1,391
Tesoro Logistics LP
5.50%, 10/15/19	1,231	1,311
6.13%, 10/15/21	596	623
6.25%, 10/15/22	9,000	9,608
6.38%, 05/01/24	1,328	1,424
Transocean Inc., 9.00%, 07/15/23 (e) (r)	22,000	21,395

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Weatherford International Ltd., 8.25%, 06/15/23 (e)	3,000	2,970
		267,596
FINANCIALS - 8.4%
Ally Financial Inc.
3.60%, 05/21/18	2,000	2,030
3.75%, 11/18/19 (e)	3,000	3,049
4.13%, 03/30/20	4,000	4,070
4.63%, 05/19/22	5,000	5,150
5.75%, 11/20/25	12,500	13,078
Altice Financing SA, 6.63%, 02/15/23 (e) (r)	10,000	10,262
Antero Resources Finance Corp., 5.38%, 11/01/21	5,000	5,063
Bank of America Corp., 6.30%, (callable at 100 beginning 03/10/26) (e) (m)	6,000	6,517
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m) (v)	4,000	3,995
Citigroup Inc., 6.25%, (callable at 100 beginning 08/15/26) (m)	8,501	9,157
CNH Industrial Capital LLC, 4.88%, 04/01/21 (e)	6,000	6,375
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (e) (r)	6,726	7,172
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	3,520	3,331
Diamond 1 Finance Corp., 8.35%, 07/15/46 (r)	4,623	5,538
Double Eagle Acquisition Sub Inc., 7.50%, 10/01/24 (p) (q)	2,849	2,899
Glencore Funding LLC
4.13%, 05/30/23 (r)	2,000	1,990
4.63%, 04/29/24 (e) (r)	8,600	8,763
Goldman Sachs Group Inc., 5.30%, (callable at 100 beginning 11/10/26) (e) (m)	2,727	2,795
HSBC Holdings Plc, 6.87%, (callable at 100 beginning 06/01/21) (e) (m) (v)	3,000	3,143
International Lease Finance Corp.
8.25%, 12/15/20 (e)	2,000	2,375
8.63%, 01/15/22	3,000	3,690
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	12,000	12,165
Navient Corp.
4.88%, 06/17/19	6,000	5,977
5.88%, 03/25/21	5,000	4,981
Nexstar Escrow Corp., 5.63%, 08/01/24 (e) (r)	1,947	1,962
Nielsen Finance LLC, 5.00%, 04/15/22 (e) (r)	5,625	5,808
Reynolds Group Issuer Inc., 5.13%, 07/15/23 (r)	6,614	6,829
Rivers Pittsburgh Borrower LP, 6.13%, 08/15/21 (r)	2,400	2,478
Royal Bank of Scotland Group Plc, 7.50%, (callable at 100 beginning 08/10/20) (e) (m) (v)	1,996	1,846
Stena AB, 7.00%, 02/01/24 (e) (r)	9,000	7,425
Washington Mutual Bank, 0.00%, 06/15/11 (c) (d) (f)	1,500	3
WaveDivision Escrow LLC, 8.13%, 09/01/20 (r)	2,182	2,264
ZF North America Capital Inc.
4.00%, 04/29/20 (e) (r)	3,334	3,538
4.75%, 04/29/25 (r)	5,000	5,250
Ziggo Bond Finance BV
5.88%, 01/15/25 (r)	2,810	2,810
6.00%, 01/15/27 (e) (r)	6,000	5,955
Ziggo Secured Finance BV, 5.50%, 01/15/27 (r)	18,000	17,955
		197,688
HEALTH CARE - 8.5%
Acadia Healthcare Co. Inc., 6.50%, 03/01/24 (e)	174	182
Capsugel SA, 7.00%, 05/15/19 (r) (y)	4,026	4,036
Centene Corp.
4.75%, 05/15/22	6,524	6,736
6.13%, 02/15/24	3,876	4,205
Community Health Systems Inc.
8.00%, 11/15/19 (e)	5,000	4,900
6.88%, 02/01/22 (e)	3,000	2,580
Concordia Healthcare Corp., 7.00%, 04/15/23 (e) (r)	2,431	1,556
Crimson Merger Sub Inc., 6.63%, 05/15/22 (r)	10,000	8,825
DJO Finco LLC, 8.13%, 06/15/21 (e) (r)	2,874	2,666
Endo Finance Co., 5.75%, 01/15/22 (e) (r)	4,947	4,588
Fresenius Medical Care US Finance II Inc.
4.13%, 10/15/20 (r)	1,683	1,772
4.75%, 10/15/24 (r)	1,143	1,200
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	5,000	5,175
HCA Inc.
3.75%, 03/15/19	3,115	3,212
6.50%, 02/15/20	4,000	4,430
7.50%, 02/15/22	3,000	3,443
4.75%, 05/01/23	9,739	10,153
5.88%, 05/01/23 (e)	6,000	6,390
5.38%, 02/01/25	10,000	10,325
5.25%, 06/15/26	2,273	2,415
4.50%, 02/15/27	8,000	8,030
HealthSouth Corp., 5.75%, 11/01/24	5,143	5,326
Hologic Inc., 5.25%, 07/15/22 (r)	2,674	2,838
IASIS Healthcare LLC, 8.38%, 05/15/19	6,800	6,154
Immucor Inc., 11.13%, 08/15/19	2,400	2,262
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	5,511	5,828
Kindred Healthcare Inc., 8.00%, 01/15/20	5,000	5,088
LifePoint Hospitals Inc., 5.50%, 12/01/21 (e)	1,500	1,564
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (e) (r)	9,653	9,520
MEDNAX Inc., 5.25%, 12/01/23 (r)	1,311	1,378
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (r)	4,917	5,286
Surgical Care Affiliates Inc., 6.00%, 04/01/23 (r)	3,500	3,675
Tenet Healthcare Corp.
5.00%, 03/01/19	4,800	4,716
8.13%, 04/01/22 (e)	7,855	7,855
6.75%, 06/15/23 (e)	15,000	13,950
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (r)	8,586	8,307
5.63%, 12/01/21 (r)	7,000	6,247
5.88%, 05/15/23 (r)	8,000	6,915
6.13%, 04/15/25 (r)	7,000	6,029
		199,757
INDUSTRIALS - 6.1%
Aircastle Ltd.
5.13%, 03/15/21 (e)	6,000	6,413
5.00%, 04/01/23	4,298	4,491
Allison Transmission Inc., 5.00%, 10/01/24 (r)	4,000	4,092
BC Luxco 1 SA, 7.38%, 01/29/20 (r)	3,818	3,961
Bombardier Inc.
6.00%, 10/15/22 (e) (r)	9,089	8,157
6.13%, 01/15/23 (r)	1,872	1,661
7.50%, 03/15/25 (e) (r)	15,000	13,800
Builders FirstSource Inc.
10.75%, 08/15/23 (e) (r)	4,000	4,590
5.63%, 09/01/24 (r)	1,903	1,951

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CNH Industrial Capital LLC, 3.88%, 07/16/18	5,679	5,778
CNH Industrial NV, 4.50%, 08/15/23	9,653	9,750
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (r)	5,937	6,085
9.75%, 05/01/20 (r)	6,082	5,519
GFL Environmental Inc., 9.88%, 02/01/21 (r)	3,471	3,801
Hertz Corp., 5.50%, 10/15/24 (e) (r)	2,727	2,713
Masco Corp., 3.50%, 04/01/21	4,000	4,140
Meritor Inc.
6.75%, 06/15/21 (e)	3,000	3,038
6.25%, 02/15/24	5,000	4,750
Mustang Merger Corp., 8.50%, 08/15/21 (r)	5,760	6,127
Navistar International Corp., 8.25%, 11/01/21 (e)	8,250	8,168
Prime Security Services Borrower LLC, 9.25%, 05/15/23 (r)	5,211	5,680
Quad/Graphics Inc., 7.00%, 05/01/22	2,455	2,357
Sensata Technologies Finance Co. Plc, 6.25%, 02/15/26 (e) (r)	5,250	5,696
TransDigm Inc., 6.38%, 06/15/26 (r)	545	566
United Rentals North America Inc., 5.88%, 09/15/26	3,428	3,531
VistaJet Malta Finance Plc, 7.75%, 06/01/20 (r)	10,500	4,649
Waterjet Holdings Inc., 7.63%, 02/01/20 (r)	2,547	2,604
West Corp., 5.38%, 07/15/22 (r)	9,719	9,525
		143,593
INFORMATION TECHNOLOGY - 3.8%
Ancestry.com Inc.
9.63%, 10/15/18 (r) (y)	6,448	6,529
11.00%, 12/15/20	5,500	5,885
Entegris Inc., 6.00%, 04/01/22 (r)	4,772	4,939
First Data Corp., 5.75%, 01/15/24 (r)	7,000	7,192
IMS Health Inc., 5.00%, 10/15/26 (r)	2,375	2,470
Infor US Inc., 5.75%, 08/15/20 (e) (r)	1,500	1,575
Micron Technology Inc.
5.25%, 08/01/23 (r)	7,000	6,860
5.63%, 01/15/26 (r)	5,000	4,813
NXP BV
4.13%, 06/01/21 (r)	5,131	5,497
3.88%, 09/01/22 (e) (r)	5,000	5,238
5.75%, 03/15/23 (r)	1,565	1,678
4.63%, 06/01/23 (e) (r)	1,718	1,879
Sanmina Corp., 4.38%, 06/01/19 (e) (r)	8,397	8,754
Sensata Technologies BV, 5.63%, 11/01/24 (r)	1,364	1,441
SS&C Technologies Holdings Inc., 5.88%, 07/15/23	2,787	2,933
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (r)	4,857	3,157
ViaSat Inc., 6.88%, 06/15/20	10,000	10,362
Western Digital Corp., 10.50%, 04/01/24 (e) (r)	7,170	8,326
		89,528
MATERIALS - 7.6%
Anglo American Capital Plc
4.13%, 09/27/22 (e) (r)	4,601	4,555
4.88%, 05/14/25 (e) (r)	1,399	1,427
ArcelorMittal, 7.25%, 02/25/22 (e) (k)	2,368	2,688
ARD Finance SA, 7.13%, 09/15/23 (r) (y)	8,000	7,960
Ardagh Packaging Finance Plc
6.75%, 01/31/21 (r)	3,000	3,097
7.25%, 05/15/24 (r)	7,911	8,445
Ball Corp., 4.38%, 12/15/20	6,558	7,001
Berry Plastics Corp., 5.13%, 07/15/23	6,000	6,101
BMC East LLC, 5.50%, 10/01/24 (r)	939	939
Cemex SAB de CV
7.25%, 01/15/21 (r)	2,500	2,677
5.70%, 01/11/25 (e) (r)	11,719	11,862
Coveris Holdings SA, 7.88%, 11/01/19 (r)	10,318	10,550
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	8,400	8,459
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (e) (r)	13,000	13,452
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20 (e)	8,000	7,700
3.55%, 03/01/22 (e)	4,000	3,640
3.88%, 03/15/23 (e)	1,005	910
Freeport-McMoRan Inc.
4.55%, 11/14/24 (e)	7,000	6,344
5.40%, 11/14/34	8,000	6,640
Hexion US Finance Corp., 8.88%, 02/01/18 (e)	7,000	6,685
Kraton Polymers LLC, 10.50%, 04/15/23 (r)	1,111	1,261
Novelis Corp., 5.88%, 09/30/26 (r)	1,714	1,755
Owens-Brockway Glass Container Inc., 5.38%, 01/15/25 (r)	2,000	2,078
PaperWorks Industries Inc., 9.50%, 08/15/19 (e) (r)	9,000	8,437
Platform Specialty Products Corp.
10.38%, 05/01/21 (r)	1,763	1,904
6.50%, 02/01/22 (e) (r)	3,000	2,917
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	6,000	5,850
Scotts Miracle-Gro Co., 6.00%, 10/15/23 (r)	2,457	2,617
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	4,000	4,050
St. Mary’s Cement Inc., 5.75%, 01/28/27 (p) (q)	6,000	5,916
Teck Resources Ltd.
4.50%, 01/15/21 (e)	5,000	4,950
8.00%, 06/01/21 (e) (r)	663	725
3.75%, 02/01/23 (e)	5,000	4,581
8.50%, 06/01/24 (e) (r)	704	806
Trinseo Materials Operating SCA, 6.75%, 05/01/22 (r)	2,916	3,084
Vale Overseas Ltd., 6.25%, 08/10/26	6,000	6,268
		178,331
REAL ESTATE - 0.4%
AvalonBay Communities Inc., 2.90%, 10/15/26	1,823	1,816
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	8,419	8,408
		10,224
TELECOMMUNICATION SERVICES - 6.8%
Altice Finco SA, 9.88%, 12/15/20 (e) (r)	3,979	4,228
CenturyLink Inc.
7.50%, 04/01/24 (e)	1,979	2,113
5.63%, 04/01/25	2,500	2,394
Cogent Communications Group Inc., 5.38%, 03/01/22 (r)	3,000	3,090
Frontier Communications Corp.
11.00%, 09/15/25	18,000	18,765
9.00%, 08/15/31	6,000	5,520
Hughes Satellite Systems Corp.
5.25%, 08/01/26 (r)	2,896	2,860
6.63%, 08/01/26 (r)	2,896	2,795
Level 3 Communications Inc., 5.75%, 12/01/22	5,000	5,225
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	3,090
5.38%, 05/01/25 (e)	5,000	5,212
5.25%, 03/15/26 (r)	8,000	8,260
Neptune Finco Corp., 10.88%, 10/15/25 (e) (r)	6,000	7,020
Numericable-SFR SA, 7.38%, 05/01/26 (r)	9,589	9,802
Sable International Finance Ltd., 6.88%, 08/01/22 (e) (r)	2,667	2,767
SBA Communications Corp., 4.88%, 07/15/22	3,000	3,105
SES Global Americas Holdings GP, 5.30%, 03/25/44 (r)	5,000	4,762
Sprint Capital Corp.
6.90%, 05/01/19 (e)	6,000	6,210

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
6.88%, 11/15/28 (e)	5,000	4,706
Sprint Corp.
7.88%, 09/15/23	3,000	3,030
7.13%, 06/15/24	6,000	5,850
Sprint Nextel Corp., 6.00%, 11/15/22	6,000	5,617
T-Mobile USA Inc.
6.84%, 04/28/23	654	703
6.50%, 01/15/24	5,000	5,409
6.00%, 04/15/24	5,000	5,350
6.50%, 01/15/26 (e)	4,000	4,430
Windstream Corp., 6.38%, 08/01/23 (e)	8,000	7,260
Windstream Services LLC, 7.50%, 06/01/22 (e)	5,000	4,800
Zayo Group LLC, 6.00%, 04/01/23	14,111	14,781
		159,154
UTILITIES - 1.4%
AES Corp.
3.84%, 06/01/19 (i)	1,589	1,593
5.50%, 04/15/25	18,000	18,540
Dynegy Inc., 7.63%, 11/01/24 (e)	774	760
FirstEnergy Corp., 4.25%, 03/15/23 (l)	1,005	1,066
GenOn Americas Generation LLC, 8.50%, 10/01/21	6,267	5,327
NRG Energy Inc., 6.63%, 01/15/27 (e) (r)	2,273	2,228
Talen Energy Corp., 6.50%, 06/01/25 (e)	4,000	3,210
		32,724
Total Corporate Bonds and Notes (cost $1,790,313)		1,791,719

VARIABLE RATE SENIOR LOAN INTERESTS - 8.1% (i)
CONSUMER DISCRETIONARY - 2.5%
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	6,790	6,781
AMAYA Holdings BV 2nd Lien Term Loan, 8.00%, 07/28/22	956	949
Caesars Entertainment Operating Co. Term Loan B-7, 0.00%, 01/28/18 (c) (d) (f)	2,239	2,563
Caesars Growth Properties Holdings LLC Term Loan, 6.25%, 04/10/21	4,665	4,599
Cowlitz Tribal Gaming Authority Term Loan, 11.50%, 12/01/21 (f)	16,490	17,479
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 4.50%, 12/24/21	2,700	2,661
Liberty Cablevision of Puerto Rico LLC 2nd Lien Term Loan, 7.75%, 06/23/23	1,300	1,237
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	1,787	1,802
MGOC Inc. Term Loan B, 4.00%, 07/31/20	5,945	5,945
UFC Holdings LLC 1st Lien Term Loan, 8.50%, 07/22/23	1,100	1,109
UFC Holdings LLC 2nd Lien Term Loan, 8.50%, 07/26/24	3,800	3,848
WideOpenWest Finance LLC Term Loan B, 3.50%, 08/17/23	8,000	7,962
Yonkers Racing Corp. 2nd Lien Term Loan, 8.75%, 08/19/20	500	495
		57,430
CONSUMER STAPLES - 0.3%
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	4,509	4,560
NBTY INC. Term Loan B, 5.00%, 05/05/23	1,500	1,506
		6,066
ENERGY - 1.6%
Chesapeake Energy Corp. Term Loan, 8.50%, 08/25/21	8,847	9,281
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	3,885	3,928
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	4,700	2,338
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	1,700	1,171
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	6,056	6,098
EP Energy LLC Term Loan, 9.75%, 06/30/21 (f)	6,500	6,378
Fieldwood Energy LLC 1st Lien Term Loan
8.00%, 08/31/20	66	55
8.38%, 09/24/20	89	62
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (q)	157	61
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21	6,800	6,001
Seventy Seven Operating LLC Term Loan B, 0.00%, 06/25/20 (c) (d) (q)	1,176	1,014
		36,387
FINANCIALS - 0.3%
Asurion LLC Term Loan B-2, 4.25%, 06/20/20	2,187	2,187
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19	5,892	5,546
		7,733
HEALTH CARE - 0.4%
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	3,980	3,969
InVentiv Health Inc. Term Loan B, 5.25%, 09/29/23	6,316	6,329
		10,298
INDUSTRIALS - 0.7%
Commercial Barge Line Co. 1st Lien Term Loan, 9.75%, 11/06/20	8,196	7,930
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	1,739	1,755
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	6,958	6,952
		16,637
INFORMATION TECHNOLOGY - 0.2%
Dell Inc. Term Loan B, 4.00%, 06/02/23	2,900	2,916
Western Digital Corp. Term Loan B-1, 4.50%, 04/29/23	2,823	2,850
		5,766
MATERIALS - 1.1%
Kraton Polymers LLC Term Loan B, 6.00%, 01/06/22	5,000	5,037
Solenis International LP 2nd Lien Term Loan, 7.75%, 07/02/22	3,500	3,413
Stardust Finance Holdings Inc. Junior Lien Term Loan, 10.50%, 03/04/23	6,400	6,360
Stardust Finance Holdings Inc. Senior Lien Term Loan, 6.50%, 03/05/22	11,147	11,077
		25,887
TELECOMMUNICATION SERVICES - 0.2%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	4,988	4,993

UTILITIES - 0.8%
Dynegy Inc. Incremental Term Loan C, 5.00%, 06/15/23	12,000	12,087
Texas Competitive Electric Holdings Co. LLC DIP Term Loan B, 5.00%, 10/31/17	4,469	4,501

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Texas Competitive Electric Holdings Co. LLC DIP Term Loan C, 5.00%, 10/31/17	1,019	1,026
		17,614
Total Variable Rate Senior Loan Interests (cost $185,710)		188,811

GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
GOVERNMENT SECURITIES - 2.1%
U.S. Treasury Securities - 2.1%
U.S. Treasury Bond, 3.00%, 05/15/45	19,400	22,188
U.S. Treasury Note, 1.50%, 08/15/26 (e)	28,000	27,747
Total Government and Agency Obligations (cost $49,570)		49,935

COMMON STOCKS - 5.3%
CONSUMER DISCRETIONARY - 1.8%
AMC Networks Inc. - Class A (c)	120	6,223
DISH Network Corp. - Class A (c)	120	6,574
Home Interior Gift Inc. (c) (f)	429	—
MGM Resorts International (c)	375	9,761
Michaels Cos. Inc. (c) (e)	225	5,438
Party City Holdco Inc. (c) (e)	105	1,798
Sally Beauty Holdings Inc. (c) (e)	240	6,163
ServiceMaster Global Holdings Inc. (c)	190	6,399
		42,356
CONSUMER STAPLES - 0.6%
B&G Foods Inc. (e)	200	9,836
Snyders-Lance Inc.	151	5,059
		14,895
ENERGY - 0.4%
Lone Pine Resources Inc. - Class A (c) (f) (p) (q)	405	—
MPLX LP	87	2,953
Prairie Provident Resources Inc. (p) (q)	224	151
Titan Energy LLC	75	2,219
Williams Partners LP	130	4,835
		10,158
FINANCIALS - 0.5%
JPMorgan Chase & Co.	110	7,325
Wells Fargo & Co.	100	4,428
		11,753
HEALTH CARE - 0.4%
DaVita Inc. (c)	80	5,286
Hologic Inc. (c)	60	2,330
Valeant Pharmaceuticals International Inc. (c) (e)	75	1,841
		9,457
INDUSTRIALS - 0.3%
Builders FirstSource Inc. (c) (e)	350	4,028
Nielsen Holdings Plc	50	2,679
		6,707
INFORMATION TECHNOLOGY - 0.2%
EchoStar Corp. - Class A (c)	80	3,506
New Cotai LLC - Class B (c) (f)	—	683
		4,189
MATERIALS - 0.9%
Freeport-McMoran Inc. - Class B	270	2,932
Huntsman Corp.	400	6,508
Ingevity Corp. (c)	10	461
LyondellBasell Industries NV - Class A	90	7,298
WestRock Co.	60	2,909
		20,108
REAL ESTATE - 0.2%
Outfront Media Inc. (e)	151	3,581
Total Common Stocks (cost $116,068)		123,204

PREFERRED STOCKS - 0.8%
ENERGY - 0.5%
NuStar Logistics LP, 7.62%, (callable at 25 beginning 01/15/18)	388	9,913
Vantage Drilling International (c) (e) (q)	14	1,109
		11,022
FINANCIALS - 0.3%
Federal Home Loan Mortgage Corp., 0.00%, (callable at 25 beginning 12/31/17) - Series Z (c) (d) (e) (m)	50	174
Federal National Mortgage Association, 0.00%, (callable at 25 beginning 12/31/20) - Series S (c) (d) (m)	519	1,822
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (m)	182	4,879
		6,875
Total Preferred Stocks (cost $22,278)		17,897

INVESTMENT COMPANIES - 1.8%
Eaton Vance Senior Floating-Rate Trust	300	4,239
Invesco Senior Income Trust	805	3,484
Kayne Anderson MLP Investment Co.	199	4,109
PIMCO Floating Rate Strategy Fund	400	3,812
SPDR Barclays High Yield Bond ETF (e)	750	27,540
Total Investment Companies (cost $43,648)		43,184

OTHER EQUITY INTERESTS - 0.3%
GenOn Energy Inc. Escrow (e) (u)	8,000	5,960
Lone Pine Resources Inc. Escrow (c) (f) (p) (q) (u)	3,244	—
Stone Container Finance Co. of Canada II Escrow (c) (f) (u)	1,375	—
Vantage Drilling Co. Escrow (c) (e) (f) (q) (u)	8,119	—
Total Other Equity Interests (cost $9,205)		5,960

SHORT TERM INVESTMENTS - 12.3%
Investment Company - 4.4%
JNL Money Market Fund, 0.24% (a) (h)	103,523	103,523

Securities Lending Collateral - 7.9%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	185,877	185,877
Total Short Term Investments (cost $289,400)		289,400
Total Investments - 107.8% (cost $2,522,300)		2,526,798
Other Assets and Liabilities, Net - (7.8%)		(183,210)
Total Net Assets - 100.0%		$2,343,588

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 21.3%
American Axle & Manufacturing Holdings Inc. (c)	786	$13,526
Best Buy Co. Inc. (e)	205	7,842
Foot Locker Inc.	203	13,754

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Helen of Troy Ltd. (c)	119	10,211
Macy’s Inc.	366	13,542
Meredith Corp.	202	10,513
Newell Brands Inc.	155	8,183
Penske Auto Group Inc. (e)	122	5,873
Royal Caribbean Cruises Ltd.	194	14,518
Tupperware Brands Corp.	210	13,741
Viacom Inc. - Class B	140	5,315
		117,018
CONSUMER STAPLES - 2.4%
Ingredion Inc.	101	13,386

ENERGY - 10.3%
Diamond Offshore Drilling Inc. (e)	624	10,992
Helix Energy Solutions Group Inc. (c)	1,082	8,795
Patterson-UTI Energy Inc.	429	9,599
PBF Energy Inc. - Class A	511	11,567
Superior Energy Services Inc.	884	15,816
		56,769
FINANCIALS - 18.5%
Allstate Corp.	153	10,578
American Financial Group Inc.	180	13,470
Astoria Financial Corp.	818	11,935
Hartford Financial Services Group Inc.	328	14,032
Huntington Bancshares Inc.	1,081	10,662
Janus Capital Group Inc.	938	13,146
Lincoln National Corp.	301	14,146
Reinsurance Group of America Inc.	129	13,967
		101,936
HEALTH CARE - 8.5%
CIGNA Corp.	101	13,214
Hill-Rom Holdings Inc.	228	14,107
Lifepoint Health Inc. (c)	177	10,502
Magellan Health Services Inc. (c)	163	8,774
		46,597
INDUSTRIALS - 14.7%
Delta Air Lines Inc.	148	5,829
Esterline Technologies Corp. (c)	116	8,828
GATX Corp. (e)	121	5,386
Kennametal Inc.	484	14,057
Spirit Aerosystems Holdings Inc. - Class A (c)	306	13,612
Steelcase Inc. - Class A	732	10,173
Terex Corp.	545	13,851
Textron Inc.	232	9,222
		80,958
INFORMATION TECHNOLOGY - 10.0%
Applied Materials Inc.	282	8,493
Avnet Inc.	320	13,151
Belden Inc.	192	13,274
Semtech Corp. (c)	211	5,851
SYNNEX Corp.	54	6,105
Teradyne Inc.	390	8,408
		55,282
MATERIALS - 9.2%
Allegheny Technologies Inc. (e)	250	4,521
Ashland Global Holdings Inc.	71	8,175
Nucor Corp.	110	5,444
Olin Corp. (e)	501	10,270
Reliance Steel & Aluminum Co.	164	11,842
Steel Dynamics Inc.	423	10,576
		50,828
UTILITIES - 4.4%
Edison International	181	13,041
PNM Resources Inc.	339	11,095
		24,136
Total Common Stocks (cost $505,370)		546,910

SHORT TERM INVESTMENTS - 5.4%
Investment Company - 0.6%
JNL Money Market Fund, 0.24% (a) (h)	3,001	3,001

Securities Lending Collateral - 4.8%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	26,613	26,613
Total Short Term Investments (cost $29,614)		29,614
Total Investments - 104.7% (cost $534,984)		576,524
Other Assets and Liabilities, Net - (4.7%)		(25,894)
Total Net Assets - 100.0%		$550,630
JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 21.9%
American Axle & Manufacturing Holdings Inc. (c)	845	$14,556
Bob Evans Farms Inc.	283	10,854
Foot Locker Inc.	87	5,898
Helen of Troy Ltd. (c)	160	13,761
JAKKS Pacific Inc. (c) (e)	603	5,206
Meredith Corp.	287	14,911
Penske Auto Group Inc. (e)	216	10,383
Skechers U.S.A. Inc. - Class A (c)	530	12,125
Superior Industries International Inc.	488	14,233
Tower International Inc.	469	11,303
Tupperware Brands Corp. (e)	223	14,604
		127,834
CONSUMER STAPLES - 3.0%
Cott Corp.	829	11,812
Ingredion Inc.	44	5,881
		17,693
ENERGY - 7.9%
Helix Energy Solutions Group Inc. (c)	1,230	10,000
Patterson-UTI Energy Inc.	467	10,451
PBF Energy Inc. - Class A	394	8,929
Superior Energy Services Inc.	940	16,817
		46,197
FINANCIALS - 11.7%
American Financial Group Inc.	76	5,677
Astoria Financial Corp.	955	13,939
BofI Holding Inc. (c) (e)	379	8,481
Huntington Bancshares Inc.	577	5,693
Independent Bank Corp.	270	14,588
Janus Capital Group Inc.	1,001	14,030
Reinsurance Group of America Inc.	54	5,796
		68,204
HEALTH CARE - 10.9%
Alere Inc. (c)	135	5,850
Hill-Rom Holdings Inc.	241	14,956
Integer Holdings Corp.	631	13,678
Lifepoint Health Inc. (c)	252	14,938
Magellan Health Services Inc. (c)	265	14,227
		63,649
INDUSTRIALS - 20.2%
Aerojet Rocketdyne Holdings Inc. (c) (e)	809	14,224

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Apogee Enterprises Inc. (e)	192	8,580
Esterline Technologies Corp. (c)	180	13,657
GATX Corp. (e)	340	15,165
Kennametal Inc.	521	15,128
SkyWest Inc.	540	14,251
Spirit Aerosystems Holdings Inc. - Class A (c)	200	8,895
Steelcase Inc. - Class A	995	13,815
Terex Corp.	556	14,138
		117,853
INFORMATION TECHNOLOGY - 14.6%
Belden Inc.	216	14,888
Benchmark Electronics Inc. (c)	588	14,671
CACI International Inc. - Class A (c)	115	11,604
ExlService Holdings Inc. (c)	110	5,502
Semtech Corp. (c)	443	12,276
SYNNEX Corp.	130	14,846
Teradyne Inc.	547	11,804
		85,591
MATERIALS - 6.8%
Allegheny Technologies Inc. (e)	334	6,039
Olin Corp. (e)	747	15,329
Reliance Steel & Aluminum Co.	123	8,845
Steel Dynamics Inc.	371	9,266
		39,479
UTILITIES - 2.5%
PNM Resources Inc.	440	14,394
Total Common Stocks (cost $546,560)		580,894

SHORT TERM INVESTMENTS - 7.9%
Investment Company - 0.2%
JNL Money Market Fund, 0.24% (a) (h)	1,057	1,057

Securities Lending Collateral - 7.7%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	45,042	45,042
Total Short Term Investments (cost $46,099)		46,099
Total Investments - 107.4% (cost $592,659)		626,993
Other Assets and Liabilities, Net - (7.4%)		(42,962)
Total Net Assets - 100.0%		$584,031

JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 15.7%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (r)	$2,128	$2,226
4.95%, 01/15/23	1,342	1,459
3.20%, 06/15/28	3,086	3,163
American Express Credit Account Master Trust, 1.43%, 11/15/17	10,000	10,044
American Express Credit Account Secured Note Trust, 0.76%, 10/16/17 (i)	7,900	7,906
American Tower Trust I, 3.07%, 03/15/23 (r)	6,596	6,871
Ascentium Equipment Receivables LLC, 2.26%, 06/10/21 (r)	403	407
Ascentium Equipment Receivables Trust REMIC
1.75%, 11/13/18 (r)	1,004	1,010
1.92%, 12/10/19 (r)	480	483
Aventura Mall Trust REMIC, 3.74%, 12/05/20 (i) (r)	5,060	5,437
BA Credit Card Trust, 0.85%, 01/16/18 (i)	11,269	11,289
Banc of America Commercial Mortgage Trust REMIC, 5.94%, 07/10/17 (i)	526	537
Banc of America Re-REMIC Trust REMIC, 3.49%, 04/16/25 (r)	1,985	2,075
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.74%, 09/11/17 (i)	329	339
5.69%, 06/11/50 (i)	1,316	1,353
Capital One Multi-Asset Execution Trust
0.56%, 09/15/17 (i)	4,000	3,996
0.97%, 04/15/19 (i)	5,714	5,749
1.34%, 06/17/19	5,000	5,012
CarMax Auto Owner Trust
1.24%, 02/15/18	4,605	4,612
1.05%, 04/15/19 (i)	5,173	5,177
Chase Issuance Trust
0.79%, 05/15/17 (i)	4,185	4,189
1.59%, 02/15/18	5,975	6,011
Citibank Credit Card Issuance Trust
1.23%, 04/24/17	1,829	1,832
0.95%, 07/24/18 (i)	1,522	1,528
Citigroup Mortgage Loan Trust REMIC, 3.50%, 08/25/23 (r)	2,315	2,379
CNH Equipment Trust
1.05%, 05/15/18	2,171	2,170
REMIC, 1.37%, 12/17/18	672	673
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	528	566
4.15%, 04/11/24	1,760	1,879
4.00%, 10/29/24	1,550	1,658
Crown Castle Towers LLC, 4.88%, 08/15/20 (r)	1,450	1,585
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (r)	42	42
Dell Equipment Finance Trust
1.43%, 03/22/18 (r)	8,500	8,517
2.03%, 01/22/19 (r)	697	701
1.30%, 03/23/20 (r)	1,565	1,566
1.81%, 03/23/20 (r)	967	969
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18	1	1
4.95%, 05/23/19	133	140
Ford Credit Auto Owner Trust
1.97%, 04/15/20	1,256	1,266
2.21%, 01/15/21	1,009	1,015
Ford Credit Floorplan Master Owner Trust
1.20%, 02/15/17	11,695	11,702
1.40%, 08/15/17	7,370	7,390
GM Financial Automobile Leasing Trust, 1.62%, 09/20/19	2,782	2,796
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	85	85
John Deere Owner Trust, 1.25%, 07/15/19	2,391	2,395
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.88%, 04/12/17 (i)	1,397	1,417
JPMorgan Mortgage Trust
3.00%, 10/25/46 (f) (i) (p)	3,400	3,511
REMIC, 3.00%, 10/25/26 (i) (r)	2,180	2,252
Kubota Credit Owner Trust REMIC, 1.54%, 03/15/19 (r)	1,555	1,560
Mercedes-Benz Master Owner Trust, 1.10%, 05/15/18 (i) (r)	4,219	4,232
Morgan Stanley Capital I Trust REMIC, 6.10%, 07/11/17 (i)	3,259	3,345
Morgan Stanley Re-REMIC Trust REMIC, 5.99%, 04/12/17 (i) (r)	1,227	1,240
MVW Owner Trust, 2.15%, 04/22/30 (r)	592	591
Nissan Auto Receivables Owner Trust, 0.74%, 04/16/18 (i)	5,898	5,898

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SBA Tower Trust, 2.90%, 10/15/44 (r)	5,000	5,070
Sierra Receivables Funding Co. LLC
2.84%, 05/20/19 (r)	206	206
2.38%, 03/20/29 (r)	110	110
Toyota Auto Receivables Owner Trust, 1.30%, 04/15/19	2,169	2,172
United Air Lines Pass-Through Trust, 9.75%, 01/15/17	23	24
Verizon Owner Trust, 1.42%, 01/20/21 (r)	3,048	3,055
Total Non-U.S. Government Agency Asset- Backed Securities (cost $175,534)		176,883

CORPORATE BONDS AND NOTES - 40.8%
CONSUMER DISCRETIONARY - 3.4%
A&E Television Networks LLC, 3.11%, 08/22/19 (f)	1,000	1,031
Beazer Homes USA Inc., 8.75%, 03/15/22 (r)	647	683
British Sky Broadcasting Group Plc, 2.63%, 09/16/19 (r)	1,435	1,459
Charter Communications Operating LLC
6.38%, 10/23/35 (r)	2,435	2,873
6.83%, 10/23/55 (r)	2,425	2,922
Comcast Corp., 3.40%, 07/15/46	2,498	2,429
DISH DBS Corp., 7.75%, 07/01/26 (r)	2,129	2,262
General Motors Co., 5.00%, 04/01/35	3,125	3,240
Hilton Domestic Operating Co. Inc., 4.25%, 09/01/24	373	380
Home Depot Inc., 2.13%, 09/15/26	3,383	3,328
KFC Holding Co.
5.00%, 06/01/24 (r)	594	621
5.25%, 06/01/26 (r)	687	727
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24 (p)	3,863	3,868
NAI Entertainment Holdings, 5.00%, 08/01/18 (r)	228	231
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,589	1,696
Newell Rubbermaid Inc.
3.85%, 04/01/23 (l)	1,456	1,550
4.20%, 04/01/26 (e) (l)	598	652
5.38%, 04/01/36 (l)	1,270	1,493
Schaeffler Holding Finance BV
3.25%, 05/15/19 (r), EUR	1,296	1,479
5.75%, 11/15/21 (r), EUR	604	741
Schaeffler Verwaltung Zwei GmbH
4.13%, 09/15/21 (e) (r) (y)	1,100	1,111
4.75%, 09/15/26 (r) (y)	644	647
Scientific Games International Inc., 7.00%, 01/01/22 (e) (r)	1,022	1,081
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (r)	720	724
Walt Disney Co., 3.00%, 07/30/46	780	733
		37,961
CONSUMER STAPLES - 2.6%
Altria Group Inc.
2.63%, 09/16/26	1,206	1,220
3.88%, 09/16/46	1,336	1,391
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (e)	3,313	3,305
Dr. Pepper Snapple Group Inc., 2.55%, 09/15/26	1,731	1,725
JBS Investments GmbH, 7.25%, 04/03/24 (e) (r)	1,276	1,298
Kraft Heinz Foods Co.
3.95%, 07/15/25	1,856	2,009
5.00%, 07/15/35	1,605	1,857
5.20%, 07/15/45 (e)	1,136	1,347
4.38%, 06/01/46	3,885	4,121
Mars Inc.
2.19%, 10/11/17 (f)	2,850	2,867
3.74%, 10/11/27 (f)	1,200	1,310
Post Holdings Inc., 5.00%, 08/15/26 (r)	1,262	1,256
Reynolds American Inc.
4.45%, 06/12/25 (e)	2,066	2,306
5.70%, 08/15/35	975	1,207
7.00%, 08/04/41	812	1,042
Tyson Foods Inc.
4.88%, 08/15/34	860	954
5.15%, 08/15/44	405	478
		29,693
ENERGY - 4.3%
Antero Midstream Partners LP, 5.38%, 09/15/24 (r)	675	683
Calumet Specialty Products Partners LP, 11.50%, 01/15/21 (r)	4,952	5,670
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (e)	732	725
Chevron Corp.
2.10%, 05/16/21	4,500	4,575
2.95%, 05/16/26 (e)	1,200	1,241
CITGO Holding Inc., 10.75%, 02/15/20 (r)	2,694	2,701
Columbia Pipeline Group Inc.
3.30%, 06/01/20	743	770
4.50%, 06/01/25	746	811
5.80%, 06/01/45	933	1,110
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	2,380	1,975
Denbury Resources Inc., 9.00%, 05/15/21 (e) (r)	500	524
Energy Transfer Partners LP
4.90%, 03/15/35	1,950	1,803
5.15%, 03/15/45	989	918
6.13%, 12/15/45	2,000	2,085
EnLink Midstream Partners LP, 4.15%, 06/01/25	1,666	1,596
Enterprise Products Operating LLC
3.75%, 02/15/25	766	794
3.70%, 02/15/26	440	453
Petroleos Mexicanos, 2.29%, 02/15/24	2,446	2,495
Regency Energy Partners LP
5.88%, 03/01/22	3,009	3,317
5.00%, 10/01/22	206	217
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	241	259
5.88%, 06/30/26 (r)	4,055	4,407
5.00%, 03/15/27 (p)	2,748	2,817
Shell International Finance BV, 4.00%, 05/10/46	2,375	2,436
SM Energy Co., 6.75%, 09/15/26	1,096	1,107
Tesoro Logistics LP
6.13%, 10/15/21	224	234
6.38%, 05/01/24	539	578
Transocean Inc., 9.00%, 07/15/23 (e) (r)	1,750	1,702
		48,003
FINANCIALS - 15.7%
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (e)	152	153
4.63%, 10/30/20 (e)	1,750	1,837
3.95%, 02/01/22	1,432	1,466
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (r)	1,696	2,271
Ally Financial Inc., 5.75%, 11/20/25	1,910	1,998
American Express Credit Corp., 2.25%, 05/05/21	3,250	3,300

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	9,700	10,388
4.90%, 02/01/46	4,142	4,968
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (m)	1,683	1,753
6.30%, (callable at 100 beginning 03/10/26) (e) (m)	3,174	3,448
3.30%, 01/11/23	3,428	3,554
4.20%, 08/26/24	2,057	2,175
4.00%, 01/22/25	200	207
Bank of Montreal, 1.35%, 08/28/18	3,650	3,645
Barclays Bank Plc, 7.63%, 11/21/22	679	754
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m) (v)	4,100	4,095
Berkshire Hathaway Finance Corp., 1.30%, 08/15/19 (e)	3,750	3,756
BMW US Capital LLC
1.45%, 09/13/19 (r)	4,000	4,002
2.00%, 04/11/21 (e) (r)	6,683	6,758
Bunge Ltd. Finance Corp., 8.50%, 06/15/19 (l)	100	117
Capital One Bank USA NA, 2.40%, 09/05/19 (q)	1,768	1,796
Cemex Finance LLC, 6.00%, 04/01/24 (e) (r)	1,171	1,200
Citigroup Inc.
6.13%, (callable at 100 beginning 11/15/20) (e) (m)	1,629	1,694
6.25%, (callable at 100 beginning 08/15/26) (m)	2,217	2,388
4.05%, 07/30/22	1,325	1,408
CME Group Inc., 3.00%, 03/15/25	2,750	2,888
Credit Suisse AG
7.50%, (callable at 100 beginning 12/11/23) (e) (m) (r)	4,048	4,118
6.50%, 08/08/23 (r)	5,986	6,487
3.63%, 09/09/24	1,000	1,044
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	660	625
Diamond 1 Finance Corp.
5.45%, 06/15/23 (r)	1,672	1,791
6.02%, 06/15/26 (r)	1,838	2,016
8.35%, 07/15/46 (r)	1,907	2,284
Five Corners Funding Trust, 4.42%, 11/15/23 (r)	3,211	3,469
General Motors Financial Co. Inc., 4.20%, 03/01/21	1,576	1,659
Goldman Sachs Group Inc.
4.25%, 10/21/25 (e)	2,071	2,181
6.75%, 10/01/37	1,500	1,914
HSBC Holdings Plc, 6.87%, (callable at 100 beginning 06/01/21) (e) (m) (v)	3,200	3,352
International Lease Finance Corp.
4.63%, 04/15/21	2,237	2,343
8.63%, 01/15/22	750	923
Invesco Finance Plc, 3.13%, 11/30/22	1,778	1,845
Janus Capital Group Inc., 4.88%, 08/01/25	1,284	1,377
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (m)	2,650	2,686
2.95%, 10/01/26	2,720	2,729
LafargeHolcim Finance US LLC, 4.75%, 09/22/46 (r)	754	779
Legg Mason Inc., 2.70%, 07/15/19	1,883	1,914
Liberty Mutual Group Inc., 4.85%, 08/01/44 (r)	664	693
Mexico City Airport Trust, 4.25%, 10/31/26 (e) (p)	1,179	1,182
Morgan Stanley
2.38%, 07/23/19	3,946	4,014
4.88%, 11/01/22	4,381	4,833
4.10%, 05/22/23	3,360	3,554
3.88%, 04/29/24	5,121	5,480
3.13%, 07/27/26	3,411	3,445
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (i)	1,071	1,087
Nederlandse Waterschapsbank NV, 1.25%, 09/09/19 (r)	2,434	2,435
Nexstar Escrow Corp., 5.63%, 08/01/24 (e) (r)	889	896
Reynolds Group Issuer Inc., 4.13%, 07/15/21 (i) (r)	3,926	3,985
Royal Bank of Scotland Group Plc
7.50%, (callable at 100 beginning 08/10/20) (m) (v)	634	586
6.13%, 12/15/22	1,880	1,992
6.00%, 12/19/23	737	768
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (f)	2,485	2,570
3.18%, 11/15/22 (f)	2,485	2,578
Stena AB, 7.00%, 02/01/24 (e) (r)	1,132	934
Toronto-Dominion Bank, 1.45%, 09/06/18	5,500	5,501
US Bancorp, 3.10%, 04/27/26	1,378	1,424
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (m)	2,149	2,332
2.10%, 07/26/21	3,800	3,787
4.48%, 01/16/24	355	389
Ziggo Secured Finance BV, 5.50%, 01/15/27 (r)	5,500	5,486
		177,506
HEALTH CARE - 2.9%
Actavis Funding SCS
3.85%, 06/15/24	1,319	1,403
4.75%, 03/15/45	2,243	2,459
Aetna Inc., 2.40%, 06/15/21	3,250	3,290
Centene Corp., 4.75%, 05/15/22	1,876	1,937
Express Scripts Holding Co., 4.80%, 07/15/46 (e)	1,126	1,173
Forest Laboratories Inc., 5.00%, 12/15/21 (r)	1,268	1,419
Gilead Sciences Inc.
2.95%, 03/01/27	1,958	1,980
4.15%, 03/01/47	2,398	2,465
HCA Inc.
3.75%, 03/15/19	3,169	3,268
4.25%, 10/15/19	2,064	2,152
Mayo Clinic Rochester, 3.77%, 11/15/43	600	623
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/42	997	1,257
Mylan NV, 3.15%, 06/15/21 (r)	2,299	2,342
Perrigo Finance Plc, 4.90%, 12/15/44	1,143	1,148
Perrigo Finance Unltd. Co., 4.38%, 03/15/26	690	721
Tenet Healthcare Corp.
4.35%, 06/15/20 (i)	653	656
6.75%, 06/15/23 (e)	702	653
Valeant Pharmaceuticals International Inc., 5.88%, 05/15/23 (r)	2,274	1,966
WellCare Health Plans Inc., 5.75%, 11/15/20	1,603	1,655
		32,567
INDUSTRIALS - 3.2%
Aircastle Ltd.
4.63%, 12/15/18 (e)	1,270	1,324
5.00%, 04/01/23	519	542
Bombardier Inc.
5.50%, 09/15/18 (e) (r)	829	841
4.75%, 04/15/19 (r)	2,502	2,433
7.50%, 03/15/25 (r)	758	697
CNH Industrial NV, 4.50%, 08/15/23	4,139	4,180

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (r)	1,583	1,623
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (m)	11,616	12,353
3.50%, 10/02/18	4,600	4,729
International Lease Finance Corp., 7.13%, 09/01/18 (e)	1,000	1,091
Masco Corp., 3.50%, 04/01/21	1,168	1,209
Siemens Financieringsmaatschappij NV, 2.35%, 10/15/26 (e) (r)	5,500	5,436
		36,458
INFORMATION TECHNOLOGY - 2.3%
CDK Global Inc., 3.30%, 10/15/19	1,382	1,403
IMS Health Inc., 5.00%, 10/15/26 (r)	1,089	1,133
Microsoft Corp.
3.45%, 08/08/36	3,500	3,570
3.70%, 08/08/46	2,600	2,634
3.95%, 08/08/56	2,955	2,993
NXP BV
4.13%, 06/01/21 (r)	2,601	2,786
4.63%, 06/01/23 (r)	429	469
Oracle Corp.
2.40%, 09/15/23	3,750	3,781
3.85%, 07/15/36	2,155	2,243
Visa Inc.
2.80%, 12/14/22 (e)	925	970
4.15%, 12/14/35	253	287
4.30%, 12/14/45	2,761	3,199
		25,468
MATERIALS - 1.6%
Anglo American Capital Plc, 2.63%, 09/27/17 (r)	2,750	2,743
Anglo American Plc, 3.63%, 05/14/20 (r)	1,695	1,695
Ardagh Packaging Finance Plc
3.85%, 12/15/19 (i) (r)	1,200	1,217
4.63%, 05/15/23 (r)	2,738	2,755
Barrick Gold Corp., 4.10%, 05/01/23	450	487
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (r)	548	636
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (e)	484	438
Freeport-McMoRan Inc.
4.55%, 11/14/24 (e)	5,321	4,822
5.40%, 11/14/34	3,098	2,571
Methanex Corp., 5.65%, 12/01/44	1,143	992
Samarco Mineracao SA
4.13%, 11/01/22 (r)	345	121
5.38%, 09/26/24 (r)	340	117
		18,594
REAL ESTATE - 0.6%
American Tower Corp., 3.38%, 10/15/26	1,789	1,814
AvalonBay Communities Inc., 2.90%, 10/15/26	1,281	1,276
Crown Castle International Corp., 2.25%, 09/01/21 (e)	1,285	1,284
Prologis International Funding II, 4.88%, 02/15/20 (r)	2,222	2,377
		6,751
TELECOMMUNICATION SERVICES - 1.3%
Numericable Group SA, 5.38%, 05/15/22 (r), EUR	750	870
Numericable-SFR SA, 7.38%, 05/01/26 (r)	2,087	2,134
SES Global Americas Holdings GP, 5.30%, 03/25/44 (r)	774	737
Verizon Communications Inc.
4.27%, 01/15/36	2,592	2,706
4.86%, 08/21/46	2,052	2,304
5.01%, 08/21/54	2,973	3,292
4.67%, 03/15/55	2,618	2,754
		14,797
UTILITIES - 2.9%
Atlantic City Electric Co., 3.38%, 09/01/24	3,386	3,592
Enel SpA, 8.75%, 09/24/73 (i) (p) (q)	1,472	1,720
Entergy Corp., 2.95%, 09/01/26	5,087	5,089
Exelon Corp., 5.10%, 06/15/45	1,831	2,129
FirstEnergy Corp.
4.25%, 03/15/23 (l)	883	937
7.38%, 11/15/31	1,575	2,048
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (r)	1,680	1,881
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250	2,474
4.10%, 06/01/22	1,679	1,856
2.95%, 04/01/25	4,550	4,731
Southern Co.
3.25%, 07/01/26	2,000	2,073
4.40%, 07/01/46 (e)	2,000	2,164
Talen Energy Corp., 6.50%, 06/01/25 (e)	761	611
Wisconsin Energy Corp., 3.55%, 06/15/25	920	988
		32,293
Total Corporate Bonds and Notes (cost $439,298)		460,091

VARIABLE RATE SENIOR LOAN INTERESTS - 3.0% (i)
CONSUMER DISCRETIONARY - 0.5%
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	961	964
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	577	580
Four Seasons Holdings Inc. 1st Lien Term Loan, 5.25%, 06/27/20	1,121	1,126
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	744	751
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	833	834
UFC Holdings LLC 1st Lien Term Loan, 8.50%, 07/22/23	1,500	1,512
		5,767
CONSUMER STAPLES - 0.2%
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	1,794	1,815
Pinnacle Foods Finance LLC Term Loan I, 3.27%, 07/27/23	889	895
		2,710
ENERGY - 0.7%
Chesapeake Energy Corp. Term Loan, 8.50%, 08/25/21	3,558	3,732
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	2,112	2,135
EFS Cogen Holdings I LLC Term Loan B, 5.25%, 06/30/23	420	424
EP Energy LLC Term Loan, 9.75%, 06/30/21 (f)	1,250	1,226
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	714	614
		8,131
HEALTH CARE - 0.2%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.27%, 02/16/23	347	350

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Valeant Pharmaceuticals International Inc. Term Loan B, 5.50%, 03/13/22	1,941	1,946
		2,296
INDUSTRIALS - 0.3%
Gol LuxCo SA 1st Lien Term Loan, 6.50%, 08/18/20	3,100	3,127
MATERIALS - 0.5%
Arch Coal Inc. Term Loan B, 0.00%, 05/14/18 (c) (d) (q)	967	738
FMG Resources (August 2006) Pty Ltd. Term Loan B, 3.75%, 06/30/19	3,076	3,072
GCP Applied Technologies Inc. Term Loan B, 4.00%, 02/03/22	1,217	1,229
		5,039
REAL ESTATE - 0.2%
ESH Hospitality Inc. Term Loan B, 3.75%, 08/15/23	1,683	1,694
TELECOMMUNICATION SERVICES - 0.3%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	2,743	2,746
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	933	940
		3,686
UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC DIP Term Loan B, 5.00%, 10/31/17	869	875
Texas Competitive Electric Holdings Co. LLC DIP Term Loan C, 5.00%, 10/31/17	198	200
		1,075
Total Variable Rate Senior Loan Interests (cost $33,146)		33,525

GOVERNMENT AND AGENCY OBLIGATIONS - 36.0%
GOVERNMENT SECURITIES - 16.1%
Municipals - 0.4%
Port Authority of New York & New Jersey, 4.46%, 10/01/62	1,490	1,714
State of California Department of Water Resources, 1.71%, 05/01/21	2,775	2,793
		4,507
U.S. Treasury Securities - 15.7%
U.S. Treasury Bond
3.75%, 08/15/41	8,448	10,882
3.13%, 11/15/41	8,720	10,177
2.50%, 02/15/45	4,575	4,743
U.S. Treasury Note
1.63%, 04/30/19 - 05/31/23	32,472	33,021
1.50%, 05/31/19 - 05/31/20	10,068	10,238
1.38%, 02/29/20 - 04/30/20	16,710	16,928
2.00%, 11/15/21 - 02/15/22	21,692	22,547
1.75%, 05/15/22	14,835	15,210
2.75%, 02/15/24	21,579	23,554
2.50%, 05/15/24	14,400	15,479
2.25%, 11/15/25	13,400	14,154
		176,933
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 19.9%
Federal Home Loan Mortgage Corp. - 4.5%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/30 - 07/01/45	11,807	12,349
2.50%, 11/15/31, TBA (g)	1,934	2,000
5.00%, 02/01/38 - 11/01/41	3,528	3,920
4.50%, 03/01/42 - 11/01/44	6,185	6,771
3.50%, 04/01/42 - 06/01/42	4,586	4,883
4.00%, 03/01/43 - 03/01/46	7,949	8,558
4.00%, 12/01/45, TBA (g)	7,031	7,554
3.00%, 11/15/46, TBA (g)	4,793	4,970
		51,005
Federal National Mortgage Association - 11.3%
Federal National Mortgage Association
2.50%, 01/01/28 - 05/01/28	1,579	1,638
2.50%, 11/15/31, TBA (g)	9,771	10,103
5.50%, 03/01/35 - 08/01/38	2,029	2,308
5.00%, 06/01/35 - 05/01/42	3,684	4,121
4.50%, 08/01/40 - 08/01/44	9,101	9,976
3.50%, 01/01/42 - 02/01/46	32,105	33,919
4.00%, 03/01/42 - 12/01/45	17,038	18,334
3.00%, 01/01/43 - 07/01/46	14,030	14,641
3.08%, 04/01/45 (i)	2,588	2,700
4.00%, 10/15/46, TBA (g)	8,834	9,488
3.00%, 11/15/46, TBA (g)	10,791	11,193
4.50%, 11/15/46, TBA (g)	7,939	8,685
		127,106
Government National Mortgage Association - 4.1%
Government National Mortgage Association
5.00%, 08/20/41 - 01/20/43	1,238	1,365
3.50%, 08/20/42 - 06/20/43	9,255	9,859
2.50%, 05/20/43 (i)	1,223	1,254
3.00%, 05/20/43 - 07/20/45	13,542	14,211
4.00%, 05/20/44	3,536	3,862
3.50%, 10/15/46, TBA (g)	5,013	5,325
3.00%, 11/15/46, TBA (g)	9,606	10,044
		45,920
		224,031
Total Government and Agency Obligations (cost $394,358)		405,471

PREFERRED STOCKS - 0.3%
ENERGY - 0.1%
NuStar Logistics LP, 7.62%, (callable at 25 beginning 01/15/18)	48	1,227
FINANCIALS - 0.2%
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (m)	73	1,956
Total Preferred Stocks (cost $3,044)		3,183

SHORT TERM INVESTMENTS - 10.4%
Investment Company - 8.7%
JNL Money Market Fund, 0.24% (a) (h)	97,574	97,574
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	19,718	19,718
Total Short Term Investments (cost $117,292)		117,292
Total Investments - 106.2% (cost $1,162,672)		1,196,445
Other Assets and Liabilities, Net - (6.2%)		(69,880)
Total Net Assets - 100.0%		$1,126,565

JNL/PPM America Value Equity Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 13.5%
Best Buy Co. Inc.	65	$2,463
Comcast Corp. - Class A	50	3,317

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
General Motors Co.	132	4,184
Macy’s Inc.	104	3,868
Newell Brands Inc.	33	1,743
Royal Caribbean Cruises Ltd.	46	3,463
Viacom Inc. - Class B	107	4,084
		23,122
CONSUMER STAPLES - 3.4%
Altria Group Inc.	26	1,638
Archer-Daniels-Midland Co.	100	4,221
		5,859
ENERGY - 14.1%
Apache Corp.	76	4,822
Chevron Corp.	41	4,230
Diamond Offshore Drilling Inc. (e)	163	2,862
Halliburton Co.	84	3,761
National Oilwell Varco Inc. (e)	64	2,348
Occidental Petroleum Corp.	57	4,178
Patterson-UTI Energy Inc.	84	1,883
		24,084
FINANCIALS - 22.9%
Allstate Corp.	60	4,172
Bank of America Corp.	218	3,415
Goldman Sachs Group Inc.	26	4,112
Hartford Financial Services Group Inc.	99	4,256
JPMorgan Chase & Co.	64	4,262
Lincoln National Corp.	91	4,280
Morgan Stanley	132	4,219
PNC Financial Services Group Inc.	41	3,712
U.S. Bancorp	67	2,852
Wells Fargo & Co.	85	3,768
		39,048
HEALTH CARE - 13.0%
AbbVie Inc.	66	4,144
CIGNA Corp.	33	4,327
Gilead Sciences Inc.	52	4,106
Medtronic Plc	19	1,667
Merck & Co. Inc.	62	3,876
Pfizer Inc.	119	4,017
		22,137
INDUSTRIALS - 10.0%
Caterpillar Inc.	51	4,509
Delta Air Lines Inc.	101	3,991
Lockheed Martin Corp.	7	1,606
Spirit Aerosystems Holdings Inc. - Class A (c)	62	2,779
Terex Corp.	64	1,614
Textron Inc.	65	2,572
		17,071
INFORMATION TECHNOLOGY - 14.9%
Apple Inc.	22	2,510
Applied Materials Inc.	85	2,563
Avnet Inc.	65	2,685
Cisco Systems Inc.	138	4,377
HP Inc.	180	2,791
Intel Corp.	82	3,077
International Business Machines Corp.	25	4,003
Microsoft Corp.	59	3,369
		25,375
MATERIALS - 3.8%
Allegheny Technologies Inc. (e)	104	1,887
Ashland Global Holdings Inc.	14	1,658
Nucor Corp.	59	2,932
		6,477
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.	101	4,110
UTILITIES - 1.6%
Edison International	38	2,745
Total Common Stocks (cost $154,829)		170,028

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 0.2%
JNL Money Market Fund, 0.24% (a) (h)	466	466
Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	4,736	4,736
Total Short Term Investments (cost $5,202)		5,202
Total Investments - 102.6% (cost $160,031)		175,230
Other Assets and Liabilities, Net - (2.6%)		(4,520)
Total Net Assets - 100.0%		$170,710

JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 1.2%
Media - 1.2%
Liberty SiriusXM Group - Class A (c)	171	$5,831
DIVERSIFIED - 13.0%
Holding Companies - Diversified - 13.0%
Ackermans & van Haaren NV	156	20,706
Bollore SA (e)	1,488	5,181
Remgro Ltd.	349	5,835
Schouw & Co.	262	17,091
Wendel SA	125	14,560
		63,373
FINANCIALS - 63.6%
Diversified Financial Services - 8.2%
Blackstone Group LP	720	18,373
FNFV Group (c)	818	10,214
Intermediate Capital Group Plc	1,057	8,071
KKR & Co. LP	239	3,407
		40,065
Insurance - 2.8%
Alleghany Corp. (c)	26	13,782
Investment Companies - 35.3%
3i Group Plc	2,870	24,198
Ares Capital Corp. (e)	865	13,404
Aurelius Equity Opportunities SE & Co. KGaA	539	34,032
Eurazeo	233	13,539
Grand Parade Investments Ltd.	7,702	2,026
Hosken Consolidated Investments Ltd.	728	6,729
Investor AB	554	20,276
Kinnevik AB - Class B	266	6,774
mutares AG (e)	173	2,619
Oaktree Capital Group LLC - Class A	92	3,903
Onex Corp. (e)	319	20,534
SVG Capital Plc (c)	2,693	23,677
		171,711
Private Equity - 12.5%
Castle Private Equity Ltd. (c)	290	4,705
Electra Private Equity Plc	243	13,548
HarbourVest Global Private Equity Ltd. (c)	1,637	21,683
Riverstone Energy Ltd. (c)	782	11,663

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Standard Life European Private Equity Trust Plc	2,676	9,270
		60,869
Real Estate - 4.8%
Brookfield Asset Management Inc. - Class A (e)	665	23,408
INDUSTRIALS - 7.3%
Commercial Services - 1.4%
Macquarie Infrastructure Co. LLC	81	6,774
Miscellaneous Manufacturers - 5.9%
Danaher Corp.	193	15,136
Fortive Corp.	96	4,910
Indus Holding AG	149	8,474
		28,520
INFORMATION TECHNOLOGY - 3.4%
Internet - 3.4%
IAC/InterActiveCorp.	164	10,242
Liberty Ventures - Class A (c)	158	6,305
		16,547
INVESTMENT COMPANIES - 8.6%
Closed - End Funds - 8.6%
Apax Global Alpha Ltd.	5,082	8,513
HBM Healthcare Investments AG - Class A	125	12,556
HgCapital Trust Plc	864	16,292
Oakley Capital Investments Ltd. (c)	2,462	4,404
		41,765
UTILITIES - 1.3%
Electric - 1.3%
Brookfield Infrastructure Partners LP	189	6,534
Total Common Stocks (cost $419,337)		479,179
SHORT TERM INVESTMENTS - 4.9%
Investment Company - 1.1%
JNL Money Market Fund, 0.24% (a) (h)	5,335	5,335
Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	18,442	18,442
Total Short Term Investments (cost $23,777)		23,777
Total Investments - 103.5% (cost $443,114)		502,956
Other Assets and Liabilities, Net - (3.5%)		(17,124)
Total Net Assets - 100.0%		$485,832

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 39.9%
Bed Bath & Beyond Inc.	1,825	$78,663
Chipotle Mexican Grill Inc. (c) (e)	236	99,957
Delphi Automotive Plc	1,132	80,736
Gap Inc. (e)	3,722	82,772
H&R Block Inc. (e)	1,359	31,463
Michael Kors Holdings Ltd. (c)	2,312	108,201
Nordstrom Inc. (e)	2,429	126,027
O’Reilly Automotive Inc. (c)	377	105,605
Ross Stores Inc.	1,913	122,991
Starbucks Corp.	2,228	120,634
TJX Cos. Inc.	1,938	144,887
Tractor Supply Co.	557	37,494
		1,139,430
CONSUMER STAPLES - 3.7%
Estee Lauder Cos. Inc. - Class A	1,183	104,733
FINANCIALS - 1.5%
T. Rowe Price Group Inc.	653	43,438
HEALTH CARE - 3.6%
Gilead Sciences Inc.	1,291	102,139
INDUSTRIALS - 23.1%
Boeing Co.	940	123,895
C.H. Robinson Worldwide Inc.	738	51,977
Delta Air Lines Inc.	2,944	115,885
Fastenal Co.	1,226	51,212
JB Hunt Transport Services Inc.	636	51,585
Robert Half International Inc.	972	36,796
Southwest Airlines Co.	2,981	115,948
WW Grainger Inc. (e)	496	111,537
		658,835
INFORMATION TECHNOLOGY - 24.2%
Apple Inc.	1,156	130,718
F5 Networks Inc. (c)	966	120,384
International Business Machines Corp.	981	155,852
Linear Technology Corp.	1,088	64,505
Paychex Inc.	917	53,061
Texas Instruments Inc.	2,354	165,172
		689,692
MATERIALS - 4.0%
LyondellBasell Industries NV - Class A	1,428	115,147
Total Common Stocks (cost $2,924,835)		2,853,414

SHORT TERM INVESTMENTS - 10.1%
Securities Lending Collateral - 10.1%
Repurchase Agreement with MLP, 0.72% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 09/21/16, due 12/21/16 at $45,082 (q)	45,000	45,000
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	241,551	241,551
Total Short Term Investments (cost $286,551)		286,551
Total Investments - 110.1% (cost $3,211,386)		3,139,965
Other Assets and Liabilities, Net - (10.1%)		(287,324)
Total Net Assets - 100.0%		$2,852,641

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 10.9%
Macy’s Inc.	5,239	$194,102
McDonald’s Corp.	1,801	207,803
Target Corp.	2,837	194,844
		596,749
CONSUMER STAPLES - 13.2%
Altria Group Inc.	3,570	225,713
Procter & Gamble Co. (e)	2,734	245,409
Wal-Mart Stores Inc.	3,494	251,976
		723,098
ENERGY - 8.0%
Chevron Corp.	2,252	231,738
Helmerich & Payne Inc. (e)	1,663	111,913
National Oilwell Varco Inc. (e)	2,582	94,861
		438,512

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FINANCIALS - 0.8%
People’s United Financial Inc. (e)	2,919	46,180
HEALTH CARE - 12.4%
Eli Lilly & Co.	2,495	200,269
Johnson & Johnson	2,021	238,786
Merck & Co. Inc.	3,861	240,935
		679,990
INDUSTRIALS - 10.8%
Caterpillar Inc. (e)	2,830	251,223
Cummins Inc.	1,452	186,051
Emerson Electric Co.	2,902	158,180
		595,454
INFORMATION TECHNOLOGY - 13.8%
Cisco Systems Inc.	7,510	238,222
International Business Machines Corp. (e)	1,475	234,267
QUALCOMM Inc.	4,213	288,605
		761,094
MATERIALS - 8.8%
Air Products & Chemicals Inc.	707	106,347
Monsanto Co.	2,161	220,835
Praxair Inc.	1,286	155,414
		482,596
REAL ESTATE - 3.4%
Kimco Realty Corp.	1,862	53,904
Realty Income Corp. (e)	1,959	131,126
		185,030
TELECOMMUNICATION SERVICES - 10.6%
AT&T Inc. (e)	6,100	247,721
CenturyLink Inc.	3,597	98,655
Verizon Communications Inc. (e)	4,503	234,059
		580,435
UTILITIES - 7.0%
Consolidated Edison Inc.	1,557	117,268
PPL Corp.	2,859	98,820
Southern Co.	3,272	167,836
		383,924
Total Common Stocks (cost $4,886,258)		5,473,062

SHORT TERM INVESTMENTS - 7.4%
Investment Company - 0.3%
JNL Money Market Fund, 0.24% (a) (h)	13,442	13,442
Securities Lending Collateral - 7.1%
Repurchase Agreement with MLP, 0.72% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 09/21/16, due 12/21/16 at $90,164 (q)	90,000	90,000
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	302,317	302,317
Total Short Term Investments (cost $405,759)		405,759
Total Investments - 107.1% (cost $5,292,017)		5,878,821
Other Assets and Liabilities, Net - (7.1%)		(387,325)
Total Net Assets - 100.0%		$5,491,496

JNL/S&P International 5 Fund
COMMON STOCKS - 99.1%
AUSTRALIA - 7.0%
ASX Ltd.	14	$513
Aurizon Holdings Ltd.	160	578
BHP Billiton Ltd.	41	706
CSL Ltd.	6	510
Harvey Norman Holdings Ltd.	63	251
Lend Lease Corp. Ltd.	49	534
Medibank Private Ltd.	253	482
Rio Tinto Ltd.	16	632
Scentre Group	144	519
Stockland	151	554
Tatts Group Ltd.	147	412
Telstra Corp. Ltd.	121	481
Wesfarmers Ltd.	16	534
Woodside Petroleum Ltd.	24	543
Woolworths Ltd.	28	509
		7,758
BELGIUM - 0.4%
Groupe Bruxelles Lambert SA	5	430
CANADA - 9.2%
Alimentation Couche-Tard Inc. (e)	17	800
Barrick Gold Corp.	55	976
Blackberry Ltd. (c)	47	376
CGI Group Inc. (c)	11	524
Great-West Lifeco Inc.	14	335
H&R REIT	18	315
Intact Financial Corp.	6	398
Kinross Gold Corp. (c)	160	673
Linamar Corp.	6	242
Loblaw Cos. Ltd.	9	468
Manulife Financial Corp.	56	794
Power Financial Corp.	11	250
Rogers Communications Inc. (e)	20	861
Sun Life Financial Inc.	25	807
Teck Resources Ltd. (e)	131	2,367
		10,186
DENMARK - 0.8%
Danske Bank A/S	30	875
FINLAND - 2.5%
Fortum Oyj	62	1,003
Kone Oyj - Class B	18	929
Nokian Renkaat Oyj	23	826
		2,758
FRANCE - 8.8%
AXA SA	37	788
BNP Paribas SA	18	912
Bureau Veritas SA	28	596
Klepierre	20	904
Orange SA	48	746
Publicis Groupe SA	13	1,010
Renault SA	9	748
Sanofi SA	10	778
Societe Generale SA	24	813
Suez Environment Co.	42	702
Unibail-Rodamco SE	3	892
Vinci SA	12	909
		9,798
GERMANY - 3.0%
Allianz SE	5	812
Evonik Industries AG	12	403

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hannover Rueck SE	3	373
Muenchener Rueckversicherungs AG	4	773
Siemens AG	9	1,022
		3,383
HONG KONG - 3.2%
BOC Hong Kong Holdings Ltd.	177	600
Hang Lung Properties Ltd.	261	592
Link REIT	82	602
New World Development Ltd.	503	660
Swire Pacific Ltd.	43	460
Wharf Holdings Ltd.	90	660
		3,574
ISRAEL - 0.6%
Bezeq Israeli Telecommunication Corp. Ltd.	259	488
Israel Discount Bank Ltd. (c)	88	162
		650
ITALY - 4.0%
Assicurazioni Generali SpA	59	720
CNH Industrial NV	126	901
Enel SpA	204	911
Snam Rete Gas SpA	151	838
Tenaris SA	77	1,090
		4,460
JAPAN - 24.5%
Aozora Bank Ltd.	210	724
Asahi Glass Co. Ltd.	123	795
Asahi Kasei Corp.	106	845
Bridgestone Corp.	19	711
Canon Inc.	24	685
Denso Corp.	18	730
Ebara Corp.	15	456
Fukuoka Financial Group Inc.	194	806
Hachijuni Bank Ltd.	65	340
Hino Motors Ltd.	60	639
Honda Motor Co. Ltd.	27	768
ITOCHU Corp.	56	710
JFE Holdings Inc.	55	800
Kawasaki Heavy Industries Ltd.	251	778
Komatsu Ltd.	44	1,007
Marubeni Corp.	134	689
Mitsubishi Corp.	42	953
Mitsubishi Heavy Industries Ltd.	189	791
Mitsubishi Materials Corp.	16	438
Mitsubishi UFJ Financial Group Inc.	158	799
Mitsui & Co. Ltd.	58	807
Mizuho Financial Group Inc. (e)	458	772
Nippon Steel Corp.	39	790
Nippon Yusen KK	322	603
Nishi-Nippon City Bank Ltd. (f)	164	347
Nissan Motor Co. Ltd.	79	778
NSK Ltd.	50	509
ORIX Corp.	52	763
Resona Holdings Inc.	194	814
Ricoh Co. Ltd.	60	540
Rohm Co. Ltd.	14	733
SBI Holdings Inc.	49	588
Seiko Epson Corp.	37	712
Sojitz Corp.	349	893
Sumitomo Mitsui Financial Group Inc. (e)	24	814
Sumitomo Mitsui Trust Holdings Inc.	23	761
Sumitomo Rubber Industries Inc.	31	466
Toyota Motor Corp.	13	754
Yokohama Rubber Co. Ltd.	18	291
		27,199
LUXEMBOURG - 0.3%
SES SA - FDR	14	337

NETHERLANDS - 2.9%
Aegon NV	166	632
ING Groep NV	70	860
Koninklijke Ahold NV	35	802
Unilever NV - CVA	19	882
		3,176
NEW ZEALAND - 0.4%
Spark New Zealand Ltd.	178	469

NORWAY - 0.9%
Telenor ASA	56	955

PORTUGAL - 1.3%
Energias de Portugal SA	239	802
Galp Energia SGPS SA	50	682
		1,484
SINGAPORE - 2.0%
CapitaMall Trust	296	472
Genting International Plc	753	416
Hutchison Port Holdings Trust	462	206
Singapore Exchange Ltd.	82	447
Singapore Post Ltd.	198	212
United Overseas Bank Ltd.	37	507
		2,260
SOUTH KOREA - 2.5%
Mando Corp.	2	367
Samsung Electro-Mechanics Co. Ltd.	9	410
Samsung Fire & Marine Insurance Co. Ltd.	2	442
Samsung Securities Co. Ltd.	13	419
SK Hynix Inc.	18	671
SK Telecom Co. Ltd.	2	508
		2,817
SPAIN - 1.7%
Ferrovial SA	43	924
Gas Natural SDG SA	47	963
		1,887
SWEDEN - 5.5%
Alfa Laval AB	53	824
Atlas Copco AB - Class A	36	1,094
Atlas Copco AB - Class B	26	715
Nordea Bank AB	82	816
Sandvik AB	90	993
Swedish Match AB	23	841
Telia Co. AB	178	797
		6,080
SWITZERLAND - 3.1%
ABB Ltd.	46	1,040
Credit Suisse Group AG	60	791
Swiss Re AG	9	833
UBS Group AG	54	733
		3,397
UNITED KINGDOM - 13.9%
Aviva Plc	136	777
Barratt Developments Plc	68	435
Berkeley Group Holdings Plc	18	592
Capita Group Plc	52	448
Carnival Plc	17	816
Centrica Plc	281	831
Direct Line Insurance Group Plc	103	485
Experian Plc	51	1,011

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GKN Plc	147	608
HSBC Holdings Plc	127	954
Imperial Brands Plc	16	810
ITV Plc	236	571
Marks & Spencer Group Plc	126	541
Mondi Plc	42	872
Next Plc	9	543
Persimmon Plc	27	629
Petrofac Ltd.	45	526
Royal Mail Plc	57	361
Schroders Plc	10	345
Severn Trent Plc	12	397
Sky Plc	57	665
St. James’s Place Plc	30	368
Unilever Plc	19	906
WPP Plc	39	920
		15,411
UNITED STATES OF AMERICA - 0.6%
Flextronics International Ltd. (c)	42	572
Taro Pharmaceutical Industries Ltd. (c) (e)	1	120
		692
Total Common Stocks (cost $106,318)		110,036

SHORT TERM INVESTMENTS - 3.2%
Investment Company - 0.3%
JNL Money Market Fund, 0.24% (a) (h)	290	290

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	3,168	3,168
Total Short Term Investments (cost $3,458)		3,458
Total Investments - 102.3% (cost $109,776)		113,494
Other Assets and Liabilities, Net - (2.3%)		(2,513)
Total Net Assets - 100.0%		$110,981

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 37.6%
Best Buy Co. Inc.	2,831	$108,101
Fossil Group Inc. (c) (e)	2,344	65,085
GameStop Corp. - Class A (e)	2,566	70,797
Gap Inc. (e)	3,383	75,237
Harley-Davidson Inc. (e)	1,839	96,706
Kohl’s Corp.	2,227	97,425
Macy’s Inc.	2,694	99,803
Nordstrom Inc. (e)	1,864	96,698
Omnicom Group Inc.	1,221	103,754
Target Corp.	1,452	99,720
Viacom Inc. - Class B	2,114	80,529
		993,855
CONSUMER STAPLES - 5.9%
Tyson Foods Inc. - Class A	2,101	156,868

ENERGY - 2.9%
Valero Energy Corp.	1,464	77,605

HEALTH CARE - 9.3%
AmerisourceBergen Corp.	917	74,047
Gilead Sciences Inc.	990	78,361
McKesson Corp.	556	92,701
		245,109
INDUSTRIALS - 7.1%
Boeing Co.	724	95,334
L-3 Communications Holdings Inc.	367	55,293
Pitney Bowes Inc.	2,093	38,017
		188,644
INFORMATION TECHNOLOGY - 24.9%
Apple Inc.	887	100,310
eBay Inc. (c)	3,558	117,057
HP Inc.	8,396	130,397
International Business Machines Corp.	755	119,964
NetApp Inc.	1,478	52,945
Western Union Co.	2,380	49,548
Xerox Corp.	8,571	86,823
		657,044
MATERIALS - 2.6%
Mosaic Co.	2,851	69,724

TELECOMMUNICATION SERVICES - 8.0%
CenturyLink Inc.	3,350	91,896
Verizon Communications Inc.	2,310	120,086
		211,982
UTILITIES - 1.6%
NRG Energy Inc.	3,672	41,166
Total Common Stocks (cost $2,764,406)		2,641,997

SHORT TERM INVESTMENTS - 9.0%
Securities Lending Collateral - 9.0%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	238,262	238,262
Total Short Term Investments (cost $238,262)		238,262
Total Investments - 108.9% (cost $3,002,668)		2,880,259
Other Assets and Liabilities, Net - (8.9%)		(235,751)
Total Net Assets - 100.0%		$2,644,508

JNL/S&P Mid 3 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 31.2%
American Eagle Outfitters Inc.	418	$7,458
Big Lots Inc. (e)	221	10,542
Brinker International Inc. (e)	136	6,869
Brunswick Corp.	78	3,798
Buffalo Wild Wings Inc. (c)	22	3,085
Carter’s Inc.	38	3,259
Cheesecake Factory Inc.	70	3,487
Chico’s FAS Inc.	316	3,765
Churchill Downs Inc.	6	883
Dick’s Sporting Goods Inc.	61	3,466
Domino’s Pizza Inc.	21	3,179
HSN Inc.	22	859
Jack in the Box Inc.	31	3,021
Meredith Corp.	17	884
Panera Bread Co. - Class A (c) (e)	14	2,809
Polaris Industries Inc. (e)	78	6,014
Texas Roadhouse Inc.	80	3,135
Thor Industries Inc.	44	3,738
Williams-Sonoma Inc. (e)	207	10,565
		80,816
CONSUMER STAPLES - 1.2%
Flowers Foods Inc. (e)	210	3,176

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ENERGY - 4.3%
Noble Corp. Plc	544	3,447
Oceaneering International Inc.	157	4,326
Western Refining Inc.	124	3,293
		11,066
FINANCIALS - 7.1%
Everest Re Group Ltd.	16	3,077
Federated Investors Inc. - Class B	45	1,336
First American Financial Corp.	97	3,801
Primerica Inc. (e)	53	2,837
RenaissanceRe Holdings Ltd.	18	2,159
SEI Investments Co.	78	3,543
WR Berkley Corp.	26	1,497
		18,250
HEALTH CARE - 4.2%
ResMed Inc.	53	3,454
United Therapeutics Corp. (c)	63	7,476
		10,930
INDUSTRIALS - 21.3%
AECOM (c)	135	4,021
AO Smith Corp.	37	3,667
Curtiss-Wright Corp.	17	1,559
Deluxe Corp.	13	836
Donaldson Co. Inc.	54	2,022
EMCOR Group Inc.	38	2,239
EnerSys Inc.	28	1,953
Huntington Ingalls Industries Inc.	47	7,192
Landstar System Inc.	29	2,001
Lincoln Electric Holdings Inc.	90	5,642
Manpower Inc.	44	3,167
MSC Industrial Direct Co. - Class A	106	7,781
RR Donnelley & Sons Co.	178	2,800
Timken Co.	85	2,975
Wabtec Corp.	88	7,170
		55,025
INFORMATION TECHNOLOGY - 15.0%
Brocade Communications Systems Inc.	349	3,219
Cadence Design Systems Inc. (c)	123	3,143
CDK Global Inc.	54	3,098
CoreLogic Inc. (c)	52	2,056
Integrated Device Technology Inc. (c)	156	3,600
InterDigital Inc.	12	972
j2 Global Inc.	45	2,976
NCR Corp. (c)	174	5,604
Synaptics Inc. (c)	63	3,683
Teradyne Inc.	368	7,933
VeriFone Systems Inc. (c)	159	2,502
		38,786
MATERIALS - 3.1%
Cabot Corp.	36	1,886
Packaging Corp. of America	53	4,308
PolyOne Corp.	24	817
Worthington Industries Inc.	20	954
		7,965
REAL ESTATE - 12.3%
Care Capital Properties Inc.	59	1,686
Communications Sales & Leasing Inc.	234	7,364
Corrections Corp. of America	262	3,630
Hospitality Properties Trust	193	5,745
Lamar Advertising Co.	67	4,368
LaSalle Hotel Properties	112	2,665
Liberty Property Trust	76	3,065
Senior Housing Properties Trust	140	3,184
		31,707
Total Common Stocks (cost $255,238)		257,721

SHORT TERM INVESTMENTS - 12.2%
Investment Company - 0.2%
JNL Money Market Fund, 0.24% (a) (h)	506	506

Securities Lending Collateral - 12.0%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	31,130	31,130
Total Short Term Investments (cost $31,636)		31,636
Total Investments - 111.9% (cost $286,874)		289,357
Other Assets and Liabilities, Net - (11.9%)		(30,778)
Total Net Assets - 100.0%		$258,579

JNL/S&P Total Yield Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 26.2%
Bed Bath & Beyond Inc.	1,675	$72,193
Darden Restaurants Inc.	929	56,955
Gap Inc. (e)	3,416	75,965
Kohl’s Corp.	1,937	84,753
Macy’s Inc.	2,336	86,558
Nordstrom Inc. (e)	1,621	84,118
Twenty-First Century Fox Inc. - Class A	3,094	74,934
Viacom Inc. - Class B	1,834	69,865
		605,341
CONSUMER STAPLES - 10.5%
Archer-Daniels-Midland Co.	2,502	105,512
Tyson Foods Inc. - Class A	1,826	136,349
		241,861
ENERGY - 5.6%
Diamond Offshore Drilling Inc. (e)	2,298	40,476
National Oilwell Varco Inc.	2,445	89,834
		130,310
FINANCIALS - 7.9%
Allstate Corp.	1,455	100,640
American Express Co.	1,274	81,615
		182,255
INDUSTRIALS - 23.9%
Dover Corp.	792	58,299
General Electric Co.	3,049	90,325
Jacobs Engineering Group Inc. (c)	1,182	61,131
L-3 Communications Holdings Inc.	426	64,242
Northrop Grumman Systems Corp.	490	104,818
Pitney Bowes Inc.	2,415	43,863
Quanta Services Inc. (c)	2,366	66,226
Waste Management Inc.	970	61,865
		550,769
INFORMATION TECHNOLOGY - 18.4%
Corning Inc.	4,875	115,284
International Business Machines Corp.	655	104,024
NetApp Inc.	1,702	60,952
Western Union Co. (e)	2,766	57,594
Xerox Corp.	8,654	87,666
		425,520
MATERIALS - 3.1%
Mosaic Co.	2,886	70,582

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 4.0%
CenturyLink Inc.	3,390	92,996
Total Common Stocks (cost $2,289,849)		2,299,634

SHORT TERM INVESTMENTS - 8.3%
Investment Company - 0.3%
JNL Money Market Fund, 0.24% (a) (h)	7,050	7,050

Securities Lending Collateral - 8.0%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	184,673	184,673
Total Short Term Investments (cost $191,723)		191,723
Total Investments - 107.9% (cost $2,481,572)		2,491,357
Other Assets and Liabilities, Net - (7.9%)		(181,847)
Total Net Assets - 100.0%		$2,309,510

JNL/Scout Unconstrained Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 7.7%
AmeriCredit Automobile Receivables Trust, 1.52%, 03/15/17	$6,000	$6,006
Bank of The West Auto Trust, 1.09%, 10/15/17 (r)	5,906	5,905
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	3,045	3,068
Chase Issuance Trust
1.15%, 01/17/17	13,155	13,163
1.06%, 09/15/17	11,515	11,517
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	7,799	7,833
Countrywide Asset-Backed Certificates REMIC, 0.78%, 05/25/37 (i)	783	763
GreenPoint Mortgage Funding Trust REMIC, 1.13%, 09/25/34 (i)	1,151	1,113
Hertz Vehicle Financing LLC, 2.02%, 09/25/18 (r)	7,811	7,777
Home Equity Loan Trust REMIC, 5.55%, 11/25/27 (i)	2,328	1,450
Honda Auto Receivables Owner Trust
1.04%, 12/19/16	10,500	10,500
0.88%, 07/15/17	2,464	2,463
Hyundai Auto Receivables Trust, 1.12%, 10/15/19	16,080	16,082
MSCC Heloc Trust REMIC, 0.63%, 12/25/31 (i)	977	971
Nissan Auto Receivables Owner Trust, 0.84%, 10/15/16	252	252
U.S. Airways Pass-Through Trust, 5.90%, 10/01/24	5,376	6,183
Total Non-U.S. Government Agency Asset-Backed Securities (cost $95,182)		95,046

CORPORATE BONDS AND NOTES - 15.5%
ENERGY - 2.1%
Energy Transfer Partners LP, 4.05%, 03/15/25	5,360	5,319
Ensco Plc
4.70%, 03/15/21 (e)	5,055	4,534
5.20%, 03/15/25	460	337
5.75%, 10/01/44	5,675	3,466
Marathon Oil Corp., 3.85%, 06/01/25 (e)	6,435	6,114
Noble Holding International Ltd.
3.95%, 03/15/22	1,250	931
6.95%, 04/01/25 (e) (l)	1,195	944
Transocean Inc., 6.80%, 03/15/38 (e)	6,960	4,594
		26,239
FINANCIALS - 12.1%
Ally Financial Inc.
3.60%, 05/21/18 (e)	7,575	7,689
3.25%, 11/05/18	7,550	7,588
American Express Credit Corp., 2.60%, 09/14/20	6,105	6,283
Bank of America Corp., 2.60%, 01/15/19	5,590	5,703
Bank of America NA
1.65%, 03/26/18	5,825	5,849
1.75%, 06/05/18	8,040	8,089
2.05%, 12/07/18	1,795	1,819
Capital One NA
1.65%, 02/05/18	3,775	3,779
2.35%, 08/17/18	5,750	5,820
Citigroup Inc., 1.80%, 02/05/18	9,374	9,397
Credit Suisse AG
1.75%, 01/29/18	1,780	1,780
1.70%, 04/27/18	7,425	7,430
Daimler Finance North America LLC, 2.00%, 08/03/18 (r)	4,640	4,678
Ford Motor Credit Co. LLC
2.88%, 10/01/18	9,580	9,786
2.55%, 10/05/18	4,445	4,510
2.94%, 01/08/19	9,825	10,055
Goldman Sachs Group Inc., 2.75%, 09/15/20	1,795	1,839
JPMorgan Chase & Co., 2.75%, 06/23/20	4,825	4,965
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	6,405	6,417
Metropolitan Life Global Funding I, 1.35%, 09/14/18 (r)	11,800	11,793
New York Life Global Funding, 1.45%, 12/15/17 (r)	2,225	2,234
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	3,525	3,573
UBS AG, 1.80%, 03/26/18	8,475	8,492
Wells Fargo & Co., 1.74%, 07/26/21 (i)	11,000	11,035
		150,603
HEALTH CARE - 0.3%
UnitedHealth Group Inc., 1.90%, 07/16/18	3,800	3,840

TELECOMMUNICATION SERVICES - 0.6%
Verizon Communications Inc., 1.35%, 06/09/17	6,700	6,708

UTILITIES - 0.4%
Ipalco Enterprises Inc., 5.00%, 05/01/18	5,050	5,265
Total Corporate Bonds and Notes (cost $190,023)		192,655

GOVERNMENT AND AGENCY OBLIGATIONS - 61.8%
GOVERNMENT SECURITIES - 46.6%
U.S. Treasury Securities - 46.6%
U.S. Treasury Note
0.38%, 10/31/16	55,900	55,904
0.88%, 11/30/16 - 03/31/18	376,450	376,985
0.50%, 01/31/17	60,250	60,285
1.00%, 03/31/17	47,605	47,734
1.38%, 08/31/23	38,025	37,920
		578,828
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 15.2%
Federal Home Loan Mortgage Corp. - 2.2%
Federal Home Loan Mortgage Corp. REMIC 1.66%, 11/25/16	641	640

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
1.20%, 02/25/23 (i)	19,361	19,397
1.08%, 03/25/23 (i)	7,166	7,168
		27,205
Federal National Mortgage Association - 13.0%
Federal National Mortgage Association
2.50%, 11/15/31, TBA (g)	16,860	17,432
3.00%, 11/15/46, TBA (g)	85,695	88,890
REMIC, 1.11%, 02/25/17	3,014	3,014
REMIC, 1.46%, 04/25/17	1,952	1,953
REMIC, 0.80%, 12/25/17 (i)	587	587
REMIC, 1.23%, 03/26/18	7,155	7,145
REMIC, 1.82%, 06/25/18	10,567	10,647
REMIC, 4.50%, 09/25/18	6,874	7,032
REMIC, 0.85%, 01/25/19	6,704	6,695
REMIC, 1.16%, 06/25/19	15,274	15,275
REMIC, 1.37%, 07/25/19	2,528	2,533
REMIC, 0.86%, 09/25/19	576	575
		161,778
Total Government and Agency Obligations (cost $767,042)		767,811

SHORT TERM INVESTMENTS - 23.7%
Investment Company - 22.7%
JNL Money Market Fund, 0.24% (a) (h)	281,581	281,581

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	13,015	13,015
Total Short Term Investments (cost $294,596)		294,596
Total Investments - 108.7% (cost $1,346,843)		1,350,108
Other Assets and Liabilities, Net - (8.7%)		(108,304)
Total Net Assets - 100.0%		$1,241,804

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 26.2%
Airbnb Inc. (c) (f) (p) (q)	85	$8,898
Amazon.com Inc. (c)	725	607,301
AutoZone Inc. (c) (e)	100	77,098
Ctrip.com International Ltd. - ADR (c) (e)	745	34,704
Delphi Automotive Plc	571	40,745
Ferrari NV	825	42,798
HanesBrands Inc.	2,069	52,237
Las Vegas Sands Corp. (e)	1,113	64,030
Lowe’s Cos. Inc.	1,041	75,171
Marriott International Inc. - Class A	698	47,003
MGM Resorts International (c)	3,259	84,827
Netflix Inc. (c) (e)	530	52,253
O’Reilly Automotive Inc. (c)	80	22,325
Priceline Group Inc. (c) (e)	203	298,442
Ross Stores Inc.	857	55,092
Signet Jewelers Ltd. (e)	316	23,523
Starbucks Corp.	392	21,223
Tesla Motors Inc. (c) (e)	338	68,986
Tractor Supply Co.	797	53,664
Walt Disney Co. (e)	108	9,982
		1,740,302
CONSUMER STAPLES - 3.5%
Costco Wholesale Corp.	159	24,173
Mondelez International Inc. - Class A	1,189	52,215
Philip Morris International Inc.	858	83,366
Walgreens Boots Alliance Inc.	928	74,815
		234,569
FINANCIALS - 4.2%
BlackRock Inc. (e)	38	13,810
Intercontinental Exchange Inc.	267	71,946
Morgan Stanley	3,056	97,975
State Street Corp.	671	46,701
TD Ameritrade Holding Corp.	1,392	49,050
WeWork Co. (c) (f) (p) (q)	17	636
		280,118
HEALTH CARE - 17.3%
Aetna Inc.	634	73,247
Alexion Pharmaceuticals Inc. (c)	516	63,196
Allergan Plc (c)	292	67,228
Anthem Inc. (e)	341	42,718
Biogen Inc. (c)	225	70,275
BioMarin Pharmaceutical Inc. (c)	137	12,687
Bristol-Myers Squibb Co.	1,570	84,638
Celgene Corp. (c)	435	45,418
Centene Corp. (c)	214	14,327
CIGNA Corp.	347	45,247
Danaher Corp.	1,654	129,689
Humana Inc.	425	75,191
Illumina Inc. (c) (e)	175	31,838
Incyte Corp. (c)	167	15,728
Intuitive Surgical Inc. (c)	144	104,303
McKesson Corp.	113	18,876
Stryker Corp. (e)	545	63,432
UnitedHealth Group Inc.	644	90,216
Vertex Pharmaceuticals Inc. (c)	640	55,783
Zoetis Inc. - Class A	855	44,453
		1,148,490
INDUSTRIALS - 6.4%
American Airlines Group Inc. (e)	2,989	109,413
Boeing Co. (e)	589	77,529
Delta Air Lines Inc. (e)	689	27,119
FedEx Corp.	237	41,469
Fortive Corp.	866	44,069
IHS Markit Ltd. (e)	643	24,159
Illinois Tool Works Inc.	107	12,799
Kansas City Southern	99	9,229
Roper Industries Inc.	293	53,519
Wabtec Corp. (e)	281	22,961
		422,266
INFORMATION TECHNOLOGY - 36.0%
Alibaba Group Holding Ltd. - ADR (c) (e)	658	69,610
Alphabet Inc. - Class A (c)	297	238,565
Alphabet Inc. - Class C (c)	265	206,095
Apple Inc.	1,943	219,622
ASML Holding NV - ADR (e)	479	52,489
Facebook Inc. - Class A (c)	2,412	309,374
Fiserv Inc. (c)	419	41,718
MasterCard Inc. - Class A	1,715	174,546
Microsoft Corp.	3,819	219,951
Mobileye NV (c) (e)	890	37,907
NetSuite Inc. (c)	500	55,373
NXP Semiconductors NV (c)	1,002	102,175
Palo Alto Networks Inc. (c) (e)	173	27,484
PayPal Holdings Inc. (c)	3,290	134,773
Salesforce.com Inc. (c)	1,537	109,648
ServiceNow Inc. (c)	812	64,298
Tencent Holdings Ltd.	3,432	95,425
VeriSign Inc. (c) (e)	617	48,264
Visa Inc. - Class A (e)	2,256	186,563
		2,393,880

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MATERIALS - 0.9%
Ashland Global Holdings Inc.	345	40,026
Martin Marietta Materials Inc. (e)	110	19,702
		59,728
REAL ESTATE - 2.8%
American Tower Corp.	988	112,005
Crown Castle International Corp.	512	48,254
Equinix Inc. (e)	75	26,839
		187,098
TELECOMMUNICATION SERVICES - 0.5%
T-Mobile US Inc. (c) (e)	629	29,392
UTILITIES - 0.5%
NextEra Energy Inc.	281	34,360
Total Common Stocks (cost $5,123,192)		6,530,203

PREFERRED STOCKS - 0.7%
FINANCIALS - 0.1%
WeWork Co. (c) (f) (p) (q)	152	5,720

INDUSTRIALS - 0.1%
Beijing Xiaoju Kuaizhi Co. Ltd (c) (f) (p) (q)	246	9,413

INFORMATION TECHNOLOGY - 0.5%
Airbnb Inc. - Series D (c) (f) (p) (q)	167	17,516
Dropbox Inc. - Class A (c) (f) (p) (q)	437	5,908
Flipkart Ltd. (c) (f) (p) (q)	10	522
Flipkart Ltd. - Series A (c) (f) (p) (q)	3	178
Flipkart Ltd. - Series C (c) (f) (p) (q)	6	314
Flipkart Ltd. - Series E (c) (f) (p) (q)	11	585
Flipkart Ltd. - Series G (c) (f) (p) (q)	51	2,663
Flipkart Ltd. - Series H (c) (f) (p) (q)	47	2,472
LivingSocial - Series F (c) (f) (p) (q)	154	—
		30,158
Total Preferred Stocks (cost $44,427)		45,291

SHORT TERM INVESTMENTS - 2.6%
Investment Companies - 0.7%
JNL Money Market Fund, 0.24% (a) (h)	5,000	5,000
T. Rowe Price Reserves Investment Fund, 0.31% (a) (h)	40,772	40,772
		45,772
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	130,198	130,198
Total Short Term Investments (cost $175,970)		175,970
Total Investments - 101.6% (cost $5,343,589)		6,751,464
Other Assets and Liabilities, Net - (1.6%)		(109,487)
Total Net Assets - 100.0%		$6,641,977

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 93.5%
CONSUMER DISCRETIONARY - 16.2%
ARAMARK Corp.	707	$26,887
AutoZone Inc. (c)	78	59,931
BorgWarner Inc. (e)	262	9,217
Burlington Stores Inc. (c)	146	11,850
Carmax Inc. (c) (e)	815	43,459
Carter’s Inc.	182	15,781
Choice Hotels International Inc. (e)	301	13,586
Coach Inc. (e)	830	30,345
Dick’s Sporting Goods Inc.	272	15,428
Dollar General Corp.	661	46,263
Ferrari NV	233	12,086
HanesBrands Inc.	1,244	31,411
Harman International Industries Inc. (e)	425	35,891
L Brands Inc. (e)	352	24,911
Marriott International Inc. - Class A	702	47,266
MGM Resorts International (c)	806	20,980
Michaels Cos. Inc. (c)	1,167	28,212
Norwegian Cruise Line Holdings Ltd. (c) (e)	1,403	52,893
O’Reilly Automotive Inc. (c)	156	43,697
PVH Corp.	140	15,470
Royal Caribbean Cruises Ltd. (e)	329	24,659
Tesla Motors Inc. (c) (e)	51	10,406
TripAdvisor Inc. (c) (e)	234	14,784
		635,413
CONSUMER STAPLES - 2.4%
Blue Buffalo Pet Products Inc. (e)	467	11,096
Sprouts Farmers Market Inc. (c) (e)	894	18,461
TreeHouse Foods Inc. (c) (e)	310	27,029
WhiteWave Foods Co. - Class A (c)	643	34,999
Whole Foods Market Inc. (e)	93	2,636
		94,221
ENERGY - 1.9%
ARC Resources Ltd. (e)	464	8,400
Cimarex Energy Co. (e)	63	8,465
Concho Resources Inc. (c) (e)	79	10,851
EQT Corp. (e)	657	47,711
		75,427
FINANCIALS - 9.9%
CBOE Holdings Inc.	626	40,596
E*TRADE Financial Corp. (c)	657	19,132
FactSet Research Systems Inc. (e)	94	15,238
FNF Group (e)	1,622	59,868
Intercontinental Exchange Inc.	172	46,330
MSCI Inc. - Class A	429	36,010
Oaktree Capital Group LLC - Class A	166	7,039
Progressive Corp.	1,206	37,989
TD Ameritrade Holding Corp. (e)	1,201	42,323
WeWork Co. (c) (f) (p) (q)	89	3,361
Willis Towers Watson Plc	604	80,193
		388,079
HEALTH CARE - 18.7%
Acadia HealthCare Co. Inc. (c) (e)	389	19,275
Agilent Technologies Inc.	1,092	51,422
Alkermes Plc (c)	858	40,352
Alnylam Pharmaceuticals Inc. (c) (e)	196	13,285
Bruker Corp.	1,471	33,318
Catalent Inc. (c) (e)	1,006	25,995
Cooper Cos. Inc.	288	51,627
DENTSPLY SIRONA Inc. (e)	781	46,415
Envision Healthcare Holdings Inc. (c)	855	19,041
Henry Schein Inc. (c)	296	48,242
Hologic Inc. (c)	1,587	61,623
Idexx Laboratories Inc. (c)	196	22,095
Illumina Inc. (c)	94	17,076
IMS Health Holdings Inc. (c) (e)	744	23,317
Incyte Corp. (c)	201	18,952
Intuitive Surgical Inc. (c)	62	44,939
MEDNAX Inc. (c) (e)	658	43,593
Mettler-Toledo International Inc. (c)	35	14,694
Neurocrine Biosciences Inc. (c)	132	6,685
Patheon NV	48	1,432
Seattle Genetics Inc. (c) (e)	39	2,106

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Teleflex Inc. (e)	386	64,867
Universal Health Services Inc. - Class B	77	9,488
Veeva Systems Inc. - Class A (c)	463	19,113
Vertex Pharmaceuticals Inc. (c)	195	17,006
West Pharmaceutical Services Inc.	245	18,253
		734,211
INDUSTRIALS - 20.5%
Acuity Brands Inc. (e)	132	34,927
Allegion Plc	592	40,795
AMETEK Inc.	473	22,615
Colfax Corp. (c)	382	12,006
DigitalGlobe Inc. (c)	849	23,345
Equifax Inc.	424	57,062
Fortive Corp.	202	10,282
IDEX Corp. (e)	656	61,382
IHS Markit Ltd.	1,360	51,075
JB Hunt Transport Services Inc.	352	28,561
Kansas City Southern	385	35,928
KAR Auction Services Inc.	627	27,061
Manpower Inc.	234	16,909
Middleby Corp. (c) (e)	139	17,183
Old Dominion Freight Line Inc. (c)	308	21,132
Rockwell Collins Inc. (e)	310	26,145
Roper Industries Inc.	312	56,931
Sensata Technologies Holding NV (c)	1,095	42,464
Stericycle Inc. (c)	155	12,386
Textron Inc.	1,716	68,211
TransUnion LLC (c)	224	7,728
Verisk Analytics Inc. - Class A (c)	545	44,298
WABCO Holdings Inc. (c)	119	13,510
Waste Connections Inc.	547	40,861
Xylem Inc.	586	30,736
		803,533
INFORMATION TECHNOLOGY - 17.0%
Atlassian Corp. Plc - Class A (c)	620	18,581
Cognex Corp.	239	12,634
CoreLogic Inc. (c)	773	30,317
Dropbox Inc. (c) (f) (p) (q)	42	573
Fidelity National Information Services Inc.	275	21,183
Fiserv Inc. (c)	811	80,670
Gartner Inc. (c) (e)	211	18,663
Global Payments Inc.	620	47,591
Guidewire Software Inc. (c)	52	3,119
Harris Corp.	468	42,874
Keysight Technologies Inc. (c)	1,211	38,377
Match Group Inc. (c) (e)	415	7,383
Microchip Technology Inc. (e)	1,011	62,824
Mobileye NV (c) (e)	142	6,037
NetSuite Inc. (c)	170	18,817
NXP Semiconductors NV (c)	372	37,954
Palo Alto Networks Inc. (c) (e)	47	7,450
Red Hat Inc. (c)	585	47,286
ServiceNow Inc. (c)	170	13,456
SS&C Technologies Holdings Inc. (e)	622	19,997
Tableau Software Inc. - Class A (c)	279	15,420
Vantiv Inc. - Class A (c)	741	41,696
VeriSign Inc. (c) (e)	586	45,849
Versum Materials Inc.	(108)	(2,459)
Xilinx Inc. (e)	304	16,519
Zillow Group Inc. - Class A (c) (e)	163	5,615
Zillow Group Inc. - Class C (c) (e)	237	8,212
		666,638
MATERIALS - 5.2%
Air Products & Chemicals Inc.	273	41,043
Ashland Global Holdings Inc.	210	24,349
Ball Corp. (e)	541	44,335
Franco-Nevada Corp. (e)	348	24,315
Martin Marietta Materials Inc. (e)	151	27,080
RPM International Inc.	621	33,360
Valvoline Inc. (e)	349	8,198
		202,680
REAL ESTATE - 0.6%
Jones Lang LaSalle Inc.	199	22,644

TELECOMMUNICATION SERVICES - 1.1%
T-Mobile US Inc. (c) (e)	924	43,169
Total Common Stocks (cost $2,867,203)		3,666,015

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.0%
LivingSocial Inc. (c) (f) (p) (q)	719	—

FINANCIALS - 0.3%
WeWork Co. - Series D-1 (c) (f) (p) (q)	156	5,858
WeWork Co. - Series D-2 (c) (f) (p) (q)	122	4,603
		10,461
INFORMATION TECHNOLOGY - 0.1%
Dropbox Inc. - Series A-1 (c) (f) (p) (q) (v)	258	3,496
Dropbox Inc. - Series A (c) (f) (p) (q) (v)	53	712
		4,208
Total Preferred Stocks (cost $11,503)		14,669

SHORT TERM INVESTMENTS - 7.7%
Investment Companies - 5.7%
JNL Money Market Fund, 0.24% (a) (h)	4,104	4,104
T. Rowe Price Reserves Investment Fund, 0.31% (a) (h)	218,023	218,023
		222,127
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	78,159	78,159
Total Short Term Investments (cost $300,286)		300,286
Total Investments - 101.7% (cost $3,178,992)		3,980,970
Other Assets and Liabilities, Net - (1.7%)		(64,099)
Total Net Assets - 100.0%		$3,916,871

JNL/T. Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 30.2%
Ally Master Owner Trust
1.29%, 01/15/17	$2,065	$2,065
1.63%, 05/15/18	8,755	8,792
American Express Credit Account Master Trust, 1.26%, 06/15/17	2,775	2,781
AmeriCredit Automobile Receivables Trust
1.52%, 03/15/17	915	916
1.60%, 07/08/19	2,305	2,309
1.26%, 11/08/19	4,862	4,865
1.27%, 01/08/20	2,945	2,946
1.70%, 07/08/20	1,695	1,695
1.81%, 10/08/20	580	583
ARI Fleet Lease Trust
0.81%, 12/15/16 (r)	519	518
1.11%, 11/15/18 (r)	2,170	2,166
1.67%, 09/15/23 (r)	3,780	3,784
1.82%, 07/15/24 (r)	4,540	4,546

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Ascentium Equipment Receivables LLC, 1.93%, 03/11/19 (r)	9,455	9,500
Ascentium Equipment Receivables Trust REMIC, 1.75%, 11/13/18 (r)	580	583
BAMLL Commercial Mortgage Securities Trust REMIC, 2.81%, 06/15/18 (i) (r)	3,470	3,513
Banc of America Commercial Mortgage Trust REMIC, 5.45%, 09/10/47	171	171
Bank of America Corp. REMIC, 6.00%, 08/10/17 (i)	160	165
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.20%, 12/11/38	1,571	1,570
BMW Vehicle Lease Trust, 1.51%, 08/20/18	1,790	1,800
BMW Vehicle Owner Trust REMIC, 1.50%, 06/25/18	1,050	1,056
Capital Auto Receivables Asset Trust
1.39%, 10/15/17	710	711
1.09%, 03/20/18	810	809
1.26%, 05/21/18	1,803	1,804
1.32%, 06/20/18	693	693
1.73%, 08/15/18	1,475	1,481
1.48%, 11/20/18	1,060	1,062
1.54%, 02/20/19	770	770
1.62%, 03/20/19	2,785	2,793
1.63%, 07/20/19	1,165	1,164
1.94%, 01/21/20	2,380	2,397
1.73%, 04/20/20	1,860	1,868
CarMax Auto Owner Trust
1.69%, 08/15/19	325	327
1.52%, 10/15/19	1,205	1,213
1.38%, 11/15/19	1,920	1,925
1.93%, 11/15/19	460	462
1.37%, 03/16/20	2,560	2,567
1.61%, 11/16/20	3,810	3,839
CCG Receivables Trust
1.46%, 11/14/18 (r)	2,353	2,354
1.06%, 11/15/21 (r)	576	575
Citigroup Commercial Mortgage Trust
1.64%, 07/10/20	3,354	3,371
REMIC, 1.20%, 12/10/18	498	498
REMIC, 1.24%, 03/10/19	1,247	1,246
REMIC, 1.39%, 06/10/19	808	808
REMIC, 1.49%, 09/10/19	427	428
REMIC, 1.35%, 11/10/19	1,422	1,422
REMIC, 1.65%, 04/15/20	1,153	1,157
REMIC, 1.64%, 08/10/20	1,618	1,624
CNH Equipment Trust
1.05%, 05/15/18	1,911	1,910
1.48%, 12/15/19	5,400	5,421
1.44%, 06/15/20	1,650	1,651
REMIC, 1.37%, 12/17/18	4,350	4,357
REMIC, 1.66%, 11/16/20	3,420	3,440
COMM Mortgage Trust
1.60%, 04/10/20	2,469	2,477
REMIC, 1.38%, 02/13/17 (i) (r)	1,280	1,277
REMIC, 1.22%, 10/10/18	3,225	3,223
REMIC, 1.37%, 11/10/18	2,021	2,022
REMIC, 1.28%, 12/10/18	901	900
REMIC, 1.44%, 05/15/19	1,203	1,205
REMIC, 1.65%, 06/12/20	2,324	2,336
REMIC, 1.74%, 07/10/20	2,233	2,251
REMIC, 1.77%, 10/10/20	753	758
Commercial Mortgage Pass-Through Certificates REMIC
1.30%, 12/10/18	937	937
1.26%, 01/10/19	1,325	1,324
1.42%, 07/10/19	1,753	1,752
1.45%, 08/10/19	1,378	1,380
1.32%, 09/10/19	707	707
3.22%, 10/10/20	4,595	4,850
Commercial Mortgage Trust REMIC
1.31%, 11/10/18	443	443
1.38%, 12/10/18	899	900
1.49%, 08/10/19	516	517
1.57%, 10/10/19	780	781
CSAIL Commercial Mortgage Trust REMIC
1.68%, 10/18/19	548	550
1.72%, 05/15/20	2,113	2,121
1.75%, 07/17/20	931	936
DB Master Finance LLC, 3.26%, 02/20/19 (r)	4,895	4,921
Diamond Resorts Owner Trust
2.27%, 05/20/26 (r)	763	761
2.54%, 05/20/27 (r)	1,227	1,229
2.99%, 05/22/28 (r)	1,237	1,254
REMIC, 2.73%, 07/20/27 (r)	1,042	1,052
Discover Card Execution Note Trust
1.39%, 10/16/17	4,865	4,881
1.64%, 01/15/19	9,295	9,381
1.39%, 09/16/19	4,620	4,626
Domino’s Pizza Master Issuer LLC, 5.22%, 01/25/19 (r)	3,171	3,261
Elara HGV Timeshare Issuer LLC, 2.53%, 02/25/27 (r)	798	803
Enterprise Fleet Financing LLC
0.87%, 12/20/16 (r)	220	220
1.05%, 08/21/17 (r)	3,328	3,323
1.30%, 11/20/17 (r)	2,137	2,132
1.59%, 04/20/18 (r)	3,506	3,514
1.83%, 11/20/18 (r)	8,645	8,666
1.74%, 06/20/19 (r)	1,695	1,697
Fannie Mae Connecticut Avenue Securities
2.03%, 07/25/19 (i)	781	782
2.03%, 07/25/19 (i)	1,918	1,925
2.63%, 11/25/24 (i)	234	235
2.63%, 08/25/28 (i)	4,537	4,588
2.68%, 09/25/28 (i)	1,255	1,272
Ford Credit Auto Lease Trust
1.10%, 11/15/17	1,769	1,769
1.31%, 08/15/18	1,465	1,468
Ford Credit Auto Owner Trust
1.16%, 11/15/19	2,890	2,894
1.41%, 02/15/20	2,830	2,839
1.39%, 07/15/20	1,310	1,314
Ford Credit Floorplan Master Owner Trust
1.40%, 08/15/17	3,595	3,605
1.42%, 01/15/18	3,075	3,083
1.55%, 07/15/19	3,160	3,158
GE Dealer Floorplan Master Note Trust
0.91%, 07/20/17 (i)	5,835	5,833
0.98%, 10/20/17 (i)	3,615	3,617
GE Equipment Small Ticket LLC, 0.95%, 12/24/16 (r)	1,049	1,048
GM Financial Automobile Leasing Trust
1.61%, 03/20/19	995	1,000
1.69%, 03/20/19	6,880	6,915
1.64%, 06/20/19	4,745	4,772
GMF Floorplan Owner Revolving Trust
1.65%, 05/15/18 (r)	2,815	2,799
2.41%, 05/15/19 (r)	845	849
2.85%, 05/15/19 (r)	325	326
GreatAmerica Leasing Receivables Funding LLC
0.89%, 01/15/17 (r)	613	613
1.73%, 12/20/18 (r)	5,360	5,377
GS Mortgage Securities Trust
1.43%, 10/10/49	555	555
REMIC, 1.21%, 04/10/18	394	394

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
REMIC, 1.29%, 05/10/19	993	992
REMIC, 1.53%, 12/12/19	1,892	1,894
REMIC, 1.59%, 04/10/20	2,110	2,119
REMIC, 2.48%, 07/25/44 (i) (r)	660	667
REMIC, 1.51%, 09/10/47	1,813	1,817
GSMS Mortgage Securities Trust REMIC, 1.34%, 04/10/24	1,965	1,964
Hilton Grand Vacations Trust, 1.77%, 11/25/26 (r)	1,245	1,236
Honda Auto Receivables Owner Trust, 1.22%, 01/18/19	2,120	2,124
Hyundai Auto Lease Securitization Trust
1.40%, 12/15/17 (r)	2,425	2,432
1.60%, 06/15/18 (r)	2,635	2,645
1.26%, 09/17/18 (r)	1,630	1,631
1.65%, 08/15/19 (r)	4,385	4,404
1.65%, 07/15/20 (r)	1,865	1,866
Hyundai Auto Receivables Trust
1.05%, 04/15/19	1,992	1,992
1.56%, 09/15/20	790	795
John Deere Owner Trust
1.32%, 05/15/18	1,200	1,203
1.25%, 07/15/19	1,400	1,402
1.49%, 08/15/19	680	678
1.36%, 04/15/20	5,305	5,309
JPMBB Commercial Mortgage Securities Trust REMIC
1.26%, 07/15/18	969	968
1.27%, 01/15/19	652	652
1.32%, 03/15/19	751	751
1.45%, 06/15/19	554	555
1.65%, 08/15/19	796	799
1.54%, 09/15/19	361	362
1.60%, 10/15/19	3,932	3,944
1.41%, 12/15/19	1,758	1,758
1.45%, 01/15/20	4,346	4,348
1.51%, 04/15/20	1,048	1,049
1.63%, 04/15/20	1,333	1,336
1.74%, 04/15/20	5,319	5,342
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
1.27%, 03/15/19	982	981
6.12%, 04/15/45 (i)	197	197
JPMorgan Mortgage Trust REMIC, 3.14%, 07/25/35 (i)	128	127
Kubota Credit Owner Trust
1.50%, 07/15/20 (r)	655	657
REMIC, 1.54%, 03/15/19 (r)	4,365	4,380
Mercedes-Benz Auto Lease Trust
1.10%, 12/15/16	2,286	2,287
1.52%, 04/16/18	4,340	4,359
Mercedes-Benz Auto Receivables Trust, 1.34%, 10/15/18	4,440	4,452
Mill City Mortgage Loan Trust REMIC, 2.50%, 04/25/57 (r)	871	876
MMAF Equipment Finance LLC
0.87%, 01/08/19 (r)	5,131	5,127
1.39%, 10/16/19 (r)	1,660	1,661
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
1.31%, 08/15/18	838	838
1.25%, 11/15/18	698	696
1.29%, 03/15/19	593	593
1.55%, 06/15/19	1,270	1,273
1.69%, 07/15/19	1,244	1,251
1.57%, 09/15/19	2,403	2,408
1.71%, 07/15/20	1,948	1,959
1.39%, 07/15/21	890	889
Morgan Stanley Capital I Inc., 1.64%, 07/15/20	2,307	2,319
MVW Owner Trust
2.25%, 10/20/24 (r)	1,176	1,176
2.15%, 04/22/30 (r)	375	374
2.52%, 12/20/32 (r)	3,314	3,334
Nationstar HECM Loan Trust
2.98%, 02/25/18 (f) (r)	508	508
2.24%, 06/25/18 (f) (r)	1,137	1,138
2.01%, 08/25/18 (f) (r)	517	517
Nissan Auto Lease Trust
1.40%, 08/15/17	4,370	4,378
1.61%, 02/15/19	1,745	1,746
Nissan Auto Receivables Owner Trust
1.11%, 05/15/19	941	942
1.34%, 10/15/20	2,295	2,303
1.32%, 01/15/21	580	582
Nissan Master Owner Trust Receivables
1.44%, 01/15/18	3,025	3,032
1.54%, 06/17/19	2,265	2,257
SBA Tower Trust
3.16%, 10/15/20 (r)	855	863
REMIC, 2.93%, 12/15/17 (r)	7,540	7,582
REMIC, 2.24%, 04/16/18 (r)	2,925	2,934
REMIC, 3.60%, 04/16/18 (r)	2,270	2,278
Sierra Receivables Funding Co. LLC
2.58%, 06/20/23 (r)	558	561
2.40%, 03/20/32 (r)	1,699	1,707
Sierra Timeshare Receivables Funding LLC
2.05%, 06/20/31 (r)	666	667
2.30%, 10/20/31 (r)	917	919
2.43%, 06/20/32 (r)	1,716	1,720
2.33%, 07/20/33 (r)	1,418	1,418
SLM Student Loan Trust
2.36%, 01/24/17 (i)	184	184
2.21%, 10/25/17 (i)	1,455	1,459
2.41%, 07/25/23 (i)	2,031	2,042
SMART Trust
0.95%, 03/14/17	957	956
0.99%, 08/14/17	148	148
1.66%, 08/14/18	8,370	8,341
1.18%, 02/14/19	696	693
Structured Asset Securities Corp. REMIC, 2.96%, 09/25/33 (i)	263	257
SunTrust Auto Receivables Trust, 1.42%, 04/16/18 (r)	5,550	5,562
Synchrony Credit Card Master Note Trust
1.61%, 11/15/17	5,310	5,336
1.69%, 03/15/18	3,550	3,563
1.60%, 04/16/18	4,360	4,380
2.64%, 03/15/20	1,580	1,614
Towd Point Mortgage Trust REMIC
2.75%, 09/25/22 (i) (r)	2,812	2,842
2.75%, 02/25/23 (i) (r)	3,082	3,130
2.75%, 02/25/55 (i) (r)	1,652	1,671
3.00%, 02/25/55 (i) (r)	1,972	2,006
2.75%, 08/25/55 (i) (r)	1,145	1,161
Toyota Auto Receivables Owner Trust
1.44%, 04/15/20	650	653
1.69%, 12/15/20	2,280	2,305
Volkswagen Auto Loan Enhanced Trust, 1.39%, 05/20/18	4,745	4,727
Volkswagen Credit Auto Master Trust, 1.40%, 07/20/17 (r)	4,095	4,092
Volvo Financial Equipment LLC
0.82%, 04/16/18 (r)	764	763
1.67%, 02/18/20 (r)	1,320	1,329
Wells Fargo Commercial Mortgage Trust REMIC
1.57%, 10/18/19	1,069	1,071

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
1.44%, 11/15/19	2,933	2,934
1.73%, 02/15/20	3,479	3,497
1.53%, 02/18/20	1,568	1,571
1.45%, 02/15/48	1,162	1,162
1.44%, 10/15/49	1,005	1,005
3.02%, 07/15/58	3,900	4,059
1.58%, 01/15/59	3,399	3,406
Wells Fargo Mortgage Backed Securities Trust REMIC
3.01%, 06/25/34 (i)	77	77
2.99%, 04/25/35 (i)	807	806
Wells Fargo-RBS Commercial Mortgage Trust
1.19%, 12/15/18	981	979
1.28%, 02/15/19	1,694	1,692
1.47%, 12/17/19	2,912	2,914
1.41%, 08/15/47	1,971	1,972
1.39%, 11/15/47	246	246
1.48%, 09/15/57	1,327	1,328
1.66%, 10/14/57	612	615
Wendys Funding LLC, 3.37%, 06/15/45 (r)	5,999	6,026
Wheels SPV 2 LLC
0.84%, 05/20/17 (r)	420	420
1.59%, 04/22/19 (r)	645	647
Wheels SPV LLC, 1.27%, 04/20/18 (r)	853	853
World Omni Auto Receivables Trust
1.34%, 05/15/20	1,125	1,128
1.49%, 12/15/20	3,385	3,400
World Omni Automobile Lease Securitization Trust
1.45%, 08/15/19	3,230	3,244
1.37%, 01/15/20	895	896
Total Non-U.S. Government Agency Asset-Backed Securities (cost $504,003)		505,331

CORPORATE BONDS AND NOTES - 46.9%
CONSUMER DISCRETIONARY - 4.8%
AutoZone Inc.
1.30%, 01/13/17	2,490	2,492
1.63%, 04/21/19	475	477
Brinker International Inc., 2.60%, 05/15/18	3,025	3,025
Charter Communications Operating LLC, 3.58%, 07/23/20 (r)	2,875	3,005
Delphi Automotive Plc, 3.15%, 11/19/20	4,790	4,960
Dollar General Corp., 4.13%, 07/15/17	4,540	4,642
GLP Capital LP, 4.38%, 11/01/18	3,600	3,753
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	6,160	6,186
INVISTA Finance LLC, 4.25%, 10/15/19 (r)	3,795	3,776
JD.com Inc., 3.13%, 04/29/21 (e)	9,175	9,180
Lowe’s Cos. Inc., 1.46%, 09/14/18 (i)	270	272
Newell Rubbermaid Inc.
2.05%, 12/01/17	2,490	2,507
2.15%, 10/15/18	3,425	3,474
2.60%, 03/29/19 (l)	5,585	5,712
Nissan Motor Acceptance Corp.
1.95%, 09/12/17 (r)	4,015	4,031
1.55%, 09/13/19 (e) (r)	2,095	2,091
Omnicom Group Inc., 4.45%, 08/15/20	3,845	4,209
Time Warner Cable Inc.
5.85%, 05/01/17	3,180	3,259
6.75%, 07/01/18	1,630	1,771
8.25%, 04/01/19	4,550	5,239
Whirlpool Corp.
1.35%, 03/01/17	1,045	1,046
1.65%, 11/01/17	1,565	1,570
Wyndham Worldwide Corp., 2.95%, 03/01/17	3,195	3,210
		79,887
CONSUMER STAPLES - 1.1%
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	7,033
Kroger Co., 1.20%, 10/17/16	1,315	1,315
Mead Johnson Nutrition Co., 3.00%, 11/15/20	970	1,010
Reynolds American Inc.
2.30%, 06/12/18	2,570	2,606
8.13%, 06/23/19 (l)	1,115	1,306
Tyson Foods Inc., 2.65%, 08/15/19	2,385	2,445
Walgreens Boots Alliance Inc., 1.75%, 05/30/18	3,145	3,162
		18,877
ENERGY - 5.5%
Anadarko Petroleum Corp., 6.38%, 09/15/17	6,615	6,896
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,305
Cameron International Corp.
1.15%, 12/15/16	620	620
1.40%, 06/15/17	2,265	2,265
Canadian Natural Resources Ltd., 5.70%, 05/15/17	4,490	4,595
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,500
3.13%, 01/20/20	5,900	6,063
CNOOC Nexen Finance 2014 ULC, 1.63%, 04/30/17	1,835	1,836
Columbia Pipeline Group Inc., 2.45%, 06/01/18	1,520	1,529
ConocoPhillips Co.
1.05%, 12/15/17	2,245	2,229
5.20%, 05/15/18	495	523
DCP Midstream Operating LP, 2.50%, 12/01/17	4,640	4,617
Delek & Avner Tamar Bond Ltd., 2.80%, 12/30/16 (r)	1,245	1,245
Enbridge Inc.
1.30%, 10/01/16 (i)	5,230	5,230
1.29%, 06/02/17 (e) (i)	1,580	1,577
Encana Corp., 6.50%, 05/15/19	415	448
Energy Transfer Partners LP
6.13%, 02/15/17	2,605	2,644
6.70%, 07/01/18	1,465	1,571
Enterprise Products Operating LLC, 2.55%, 10/15/19	1,425	1,451
Exxon Mobil Corp., 1.21%, 03/06/22 (i)	8,240	8,184
Hess Corp., 1.30%, 06/15/17	2,165	2,165
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	1,160	1,177
5.95%, 02/15/18	1,380	1,451
Korea National Oil Corp., 4.00%, 10/27/16 (r)	1,725	1,728
Marathon Oil Corp., 6.00%, 10/01/17	2,790	2,885
Murphy Oil Corp., 3.50%, 12/01/17 (l)	6,955	7,076
ONEOK Partners LP, 3.20%, 09/15/18	270	275
Petroleos Mexicanos
3.50%, 07/18/18	2,230	2,281
3.13%, 01/23/19	565	570
3.50%, 07/23/20	1,390	1,400
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,001
Transocean Inc., 6.80%, 12/15/16 (l)	1,285	1,291
Williams Partners LP, 7.25%, 02/01/17	3,190	3,248
		91,876
FINANCIALS - 20.5%
AerCap Ireland Capital Ltd., 3.95%, 02/01/22	3,350	3,430
Aflac Inc., 2.65%, 02/15/17	645	648
AIA Group Ltd., 2.25%, 03/11/19 (e) (r)	1,086	1,100
American Express Co., 1.40%, 05/22/18 (i)	7,075	7,093
Anheuser-Busch InBev Finance Inc., 1.90%, 02/01/19	7,165	7,236
Aon Plc, 2.80%, 03/15/21	4,310	4,422

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Bank of America Corp.
1.70%, 08/25/17	1,155	1,157
2.00%, 01/11/18	2,475	2,486
5.65%, 05/01/18	1,400	1,485
2.63%, 04/19/21	3,780	3,840
Bank of America NA, 1.75%, 06/05/18	3,635	3,657
Banque Federative du Credit Mutuel SA
1.70%, 01/20/17 (r)	4,140	4,144
2.50%, 10/29/18 (r)	4,075	4,144
2.00%, 04/12/19 (r)	1,140	1,146
Barclays Bank Plc, 6.05%, 12/04/17 (r)	4,250	4,444
BB&T Corp., 1.71%, 06/15/18 (i)	2,115	2,128
BPCE SA
1.63%, 01/26/18	4,461	4,472
2.50%, 12/10/18	4,080	4,162
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	7,785	7,885
3.50%, 11/24/20	1,580	1,653
Capital One Bank USA NA, 1.15%, 11/21/16	1,200	1,200
Capital One NA, 1.85%, 09/13/19	4,115	4,114
Citigroup Inc.
1.55%, 08/14/17	6,735	6,743
1.85%, 11/24/17	1,645	1,650
1.80%, 02/05/18	1,425	1,429
1.70%, 04/27/18	2,300	2,302
2.05%, 06/07/19	2,795	2,816
Citizens Bank NA
2.50%, 03/14/19	4,030	4,103
2.55%, 05/13/21	1,625	1,654
CNA Financial Corp., 6.95%, 01/15/18	795	845
Commonwealth Bank of Australia, 1.75%, 11/02/18	6,984	7,020
Credit Suisse AG, 1.38%, 05/26/17	1,935	1,933
Daimler Finance North America LLC, 1.62%, 08/01/18 (i) (r)	3,745	3,764
Discover Bank
2.00%, 02/21/18	1,230	1,234
7.00%, 04/15/20	4,490	5,121
Discover Financial Services, 6.45%, 06/12/17	4,370	4,510
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	4,935
Experian Finance Plc, 2.38%, 06/15/17 (r)	2,080	2,089
Fidelity National Financial Inc., 6.60%, 05/15/17	7,825	8,046
Fifth Third Bank
1.15%, 11/18/16	2,855	2,856
1.35%, 06/01/17	2,960	2,963
Ford Motor Credit Co. LLC
3.00%, 06/12/17	200	202
1.68%, 09/08/17	8,645	8,651
2.02%, 05/03/19	1,795	1,799
General Motors Financial Co. Inc.
4.75%, 08/15/17	3,740	3,841
3.10%, 01/15/19	2,425	2,472
3.15%, 01/15/20	4,705	4,794
Goldman Sachs Group Inc.
5.95%, 01/18/18	3,380	3,566
6.15%, 04/01/18	7,895	8,409
2.90%, 07/19/18	2,050	2,097
2.75%, 09/15/20	1,090	1,117
HPHT Finance 15 Ltd., 2.25%, 03/17/18 (r)	1,548	1,557
HSBC Bank Plc, 1.46%, 05/15/18 (i) (r)	4,875	4,879
Huntington National Bank, 2.20%, 11/06/18	6,010	6,085
Hyundai Capital America Inc.
1.45%, 02/06/17 (r)	1,845	1,847
2.40%, 10/30/18 (r)	2,625	2,661
2.50%, 03/18/19 (r)	4,950	5,033
2.00%, 07/01/19 (r)	1,500	1,508
Hyundai Capital Services Inc., 3.50%, 09/13/17 (r)	1,725	1,759
Kinder Morgan Finance Co. LLC, 6.00%, 01/15/18 (r)	1,595	1,673
Legg Mason Inc., 2.70%, 07/15/19	635	646
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	1,655	1,683
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	6,485	6,767
6.88%, 04/25/18	5,020	5,413
Metropolitan Life Global Funding I, 1.50%, 01/10/18 (r)	4,520	4,532
Mizuho Bank Ltd.
1.70%, 09/25/17 (r)	3,255	3,262
2.15%, 10/20/18 (r)	2,385	2,405
Morgan Stanley
1.99%, 04/25/18 (i)	5,755	5,822
1.56%, 01/24/19 (i)	10,550	10,587
National Bank of Canada, 1.45%, 11/07/17	8,005	8,013
Nationwide Building Society, 2.35%, 01/21/20 (r)	2,545	2,574
Nordea Bank AB, 1.88%, 09/17/18 (r)	2,040	2,054
PNC Bank NA, 1.15%, 11/01/16	2,845	2,845
Principal Financial Group Inc., 1.85%, 11/15/17	980	985
Principal Life Global Funding II
1.50%, 04/18/19 (r)	1,830	1,828
2.20%, 04/08/20 (r)	3,305	3,345
Regions Bank, 7.50%, 05/15/18	961	1,046
Reinsurance Group of America Inc., 6.45%, 11/15/19	795	901
S&P Global Inc., 2.50%, 08/15/18	780	792
Santander Bank NA, 2.00%, 01/12/18	1,010	1,010
Santander UK Group Holdings Plc, 2.88%, 10/16/20	2,905	2,927
Shire Acquisitions Investments Ireland Ltd., 1.90%, 09/23/19	5,590	5,595
Skandinaviska Enskilda Banken AB, 1.50%, 09/13/19	4,285	4,263
Solvay Finance America LLC, 3.40%, 12/03/20 (r)	3,105	3,250
Standard Chartered Plc
1.50%, 09/08/17 (r)	4,745	4,731
2.10%, 08/19/19 (r)	1,120	1,119
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,533
SunTrust Banks Inc., 2.35%, 11/01/18	1,870	1,902
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,275
Thomson Reuters Corp., 1.30%, 02/23/17	1,935	1,936
Toronto-Dominion Bank, 1.30%, 04/30/18 (i)	4,565	4,576
Trinity Acquisition Plc, 3.50%, 09/15/21	1,135	1,183
UBS Group AG, 3.00%, 04/15/21 (r)	5,035	5,172
Union Bank NA, 2.13%, 06/16/17	3,630	3,656
Ventas Realty LP, 1.25%, 04/17/17	910	910
Volkswagen Group of America Finance LLC, 1.25%, 05/23/17 (r)	4,175	4,161
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 11/14/16) (m)	425	424
WEA Finance LLC
1.75%, 09/15/17 (r)	3,170	3,176
2.70%, 09/17/19 (r)	595	610
3.25%, 10/05/20 (r)	805	839
Westpac Banking Corp., 1.05%, 11/25/16 (e)	2,580	2,581
XLIT Ltd., 2.30%, 12/15/18	2,015	2,039
		343,377
HEALTH CARE - 4.1%
AbbVie Inc.
1.75%, 11/06/17	1,900	1,906
1.80%, 05/14/18	5,505	5,528

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.30%, 05/14/21	2,675	2,698
Actavis Funding SCS
1.85%, 03/01/17	2,869	2,876
2.35%, 03/12/18	4,720	4,768
Aetna Inc.
1.50%, 11/15/17	2,050	2,050
1.90%, 06/07/19	6,235	6,288
Agilent Technologies Inc., 6.50%, 11/01/17	735	774
Baxalta Inc.
1.65%, 06/22/18 (i)	1,725	1,719
2.00%, 06/22/18	580	581
Biogen Inc., 2.90%, 09/15/20	1,760	1,828
Catholic Health Initiatives
1.60%, 11/01/17	535	536
2.60%, 08/01/18	2,165	2,206
Celgene Corp.
1.90%, 08/15/17	770	774
2.13%, 08/15/18	4,120	4,164
2.30%, 08/15/18	655	664
Express Scripts Holding Co.
1.25%, 06/02/17	2,790	2,791
2.25%, 06/15/19	485	492
3.30%, 02/25/21	440	463
Humana Inc., 2.63%, 10/01/19	1,435	1,470
Medco Health Solutions Inc., 4.13%, 09/15/20	2,150	2,318
Perrigo Co. Plc, 2.30%, 11/08/18	1,215	1,219
Perrigo Finance Unltd. Co., 3.50%, 03/15/21	540	559
Teva Pharmaceutical Finance III BV
1.40%, 07/20/18	4,205	4,194
1.70%, 07/19/19	2,865	2,858
Thermo Fisher Scientific Inc., 1.30%, 02/01/17	2,615	2,620
Watson Pharmaceuticals Inc., 1.88%, 10/01/17	3,685	3,698
WellPoint Inc.
5.88%, 06/15/17	3,545	3,656
2.30%, 07/15/18	3,260	3,303
		69,001
INDUSTRIALS - 3.5%
Air Lease Corp., 2.13%, 01/15/20	3,540	3,528
Anstock II Ltd., 2.13%, 07/24/17	2,675	2,677
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	1,475	1,484
6.38%, 10/15/17 (r)	620	650
2.80%, 11/01/18 (r)	400	409
Fortive Corp., 1.80%, 06/15/19 (r)	450	451
GATX Corp.
1.25%, 03/04/17	3,580	3,578
2.38%, 07/30/18	1,005	1,015
2.60%, 03/30/20 (e)	2,830	2,867
Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (r)	9,175	9,181
JB Hunt Transport Services Inc., 2.40%, 03/15/19	755	762
Kansas City Southern, 2.35%, 05/15/20	3,920	3,951
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (r)	985	998
3.38%, 03/15/18 (r)	1,635	1,676
2.88%, 07/17/18 (r)	2,925	2,982
2.50%, 06/15/19 (r)	2,080	2,110
Roper Industries Inc.
1.85%, 11/15/17	1,785	1,794
2.05%, 10/01/18	4,140	4,184
Roper Technologies Inc., 3.00%, 12/15/20	650	676
Southwest Airlines Co.
5.75%, 12/15/16	1,625	1,640
5.13%, 03/01/17	1,320	1,341
2.75%, 11/06/19	2,205	2,275
Stanley Black & Decker Inc., 2.45%, 11/17/18	8,720	8,909
		59,138
INFORMATION TECHNOLOGY - 2.5%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	6,170	6,294
Amphenol Corp., 1.55%, 09/15/17	2,685	2,689
Baidu Inc., 2.75%, 06/09/19 (e)	4,190	4,280
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,280	1,280
2.25%, 08/15/21	3,130	3,148
Harris Corp., 2.00%, 04/27/18	3,120	3,138
Hewlett Packard Enterprise Co., 2.45%, 10/05/17 (r)	8,480	8,548
Keysight Technologies Inc., 3.30%, 10/30/19	7,555	7,689
Tencent Holdings Ltd.
2.00%, 05/02/17 (r)	2,375	2,382
2.88%, 02/11/20 (r)	1,300	1,335
Xerox Corp., 2.95%, 03/15/17	575	578
		41,361
MATERIALS - 0.8%
BHP Billiton Finance USA Ltd., 1.63%, 02/24/17	4,175	4,183
Eastman Chemical Co.
2.40%, 06/01/17	965	972
2.70%, 01/15/20	960	985
Goldcorp Inc., 2.13%, 03/15/18	3,900	3,912
Martin Marietta Materials Inc., 1.73%, 06/30/17 (i)	3,235	3,243
		13,295
REAL ESTATE - 0.8%
American Campus Communities Operating Partnership, 3.35%, 10/01/20	2,840	2,957
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,894
2.25%, 09/01/21	4,185	4,182
Kimco Realty Corp., 6.88%, 10/01/19	675	774
Ventas Realty LP
2.00%, 02/15/18	1,585	1,594
4.00%, 04/30/19	385	404
		12,805
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.30%, 03/11/19	2,060	2,094
2.45%, 06/30/20	2,340	2,385
		4,479
UTILITIES - 3.0%
CMS Energy Corp., 6.55%, 07/17/17	4,580	4,756
Dominion Resources Inc.
1.25%, 03/15/17	3,370	3,367
2.13%, 02/15/18 (r)	1,395	1,405
1.50%, 09/30/18 (r)	1,345	1,342
2.96%, 07/01/19 (k)	1,035	1,062
Electricite de France, 1.15%, 01/20/17 (r)	3,945	3,943
Exelon Corp., 1.55%, 06/09/17	2,575	2,577
Exelon Generation Co. LLC, 2.95%, 01/15/20	1,540	1,587
Monongahela Power Co., 5.70%, 03/15/17 (r)	420	428
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	870	875
1.65%, 09/01/18	1,105	1,109
2.30%, 04/01/19	1,265	1,285
NiSource Finance Corp.
6.40%, 03/15/18	85	91
6.80%, 01/15/19	1,455	1,620
Origin Energy Finance Ltd., 3.50%, 10/09/18 (r)	4,360	4,440

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	375	389
PPL Capital Funding Inc., 1.90%, 06/01/18	1,220	1,225
San Diego Gas & Electric Co., 1.91%, 02/01/22	1,257	1,256
Southern Co.
1.55%, 07/01/18	1,140	1,144
1.85%, 07/01/19	4,065	4,097
2.35%, 07/01/21	875	892
Southern Power Co., 1.85%, 12/01/17	940	946
TECO Finance Inc., 1.26%, 04/10/18 (i)	4,310	4,300
Zhejiang Energy Group Hong Kong Ltd., 2.30%, 09/30/17	5,360	5,355
		49,491
Total Corporate Bonds and Notes (cost $777,256)		783,587

GOVERNMENT AND AGENCY OBLIGATIONS - 16.7%
GOVERNMENT SECURITIES - 5.0%
Federal National Mortgage Association - 0.7% (w)
Federal National Mortgage Association, 0.88%, 08/28/17	11,255	11,276

Municipals - 0.3%
Florida State Board of Administration Finance Corp., 2.16%, 07/01/19	3,650	3,719
University of California, 1.02%, 07/01/41 (i)	1,470	1,470
		5,189
U.S. Treasury Securities - 4.0%
U.S. Treasury Note
0.88%, 05/31/18 - 07/15/18	24,030	24,075
0.75%, 07/31/18 (e)	8,500	8,498
1.75%, 09/30/19 (o)	20,115	20,616
1.38%, 05/31/21	14,180	14,335
		67,524
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.7%
Federal Home Loan Mortgage Corp. - 1.7%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 12/01/23	1,077	1,148
4.50%, 11/01/18 - 08/01/20	42	43
5.50%, 10/01/19 - 07/01/20	201	210
1.98%, 09/25/24 (i)	1,257	1,263
1.63%, 05/27/25 (i)	693	694
4.00%, 05/01/26 - 09/01/44	1,747	1,865
1.43%, 10/25/27 (i)	1,574	1,576
1.68%, 12/25/27 - 05/25/28 (i)	1,279	1,280
1.78%, 03/25/28 (i)	512	513
2.28%, 09/25/28 (i)	597	600
6.00%, 12/01/28 - 01/01/38	1,487	1,712
2.71%, 09/01/33 (i)	74	78
2.76%, 09/01/33 (i)	12	13
2.46%, 10/01/34 (i)	37	39
2.62%, 11/01/34 - 09/01/35 (i)	481	511
2.69%, 11/01/34 (i)	17	18
2.77%, 11/01/34 (i)	29	31
2.78%, 11/01/34 - 02/01/35 (i)	61	65
2.55%, 01/01/35 (i)	35	37
2.53%, 02/01/35 (i)	26	27
2.57%, 02/01/35 - 02/01/35 (i)	73	77
2.59%, 02/01/35 (i)	13	14
2.63%, 02/01/35 (i)	31	33
2.93%, 02/01/35 (i)	55	58
2.99%, 06/01/35 (i)	291	307
2.89%, 10/01/35 (i)	147	156
2.60%, 11/01/35 (i)	125	132
2.73%, 03/01/36 (i)	213	225
REMIC, 1.43%, 08/25/17	3,285	3,289
REMIC, 1.37%, 05/25/19	2,397	2,400
REMIC, 2.06%, 03/25/20	4,889	4,951
REMIC, 1.88%, 04/25/28 (i)	1,020	1,022
REMIC, 1.98%, 07/25/28 (i)	3,911	3,931
		28,318
Federal National Mortgage Association - 9.1%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/39	13,777	15,538
4.50%, 06/01/19 - 06/01/44	20,317	21,961
5.00%, 07/01/19 - 07/01/41	8,798	9,709
4.00%, 02/01/25 - 12/01/45	31,856	34,212
3.50%, 12/01/25 - 04/01/46	30,740	32,538
2.50%, 10/01/27 - 04/01/28	4,823	5,000
3.00%, 11/01/29 - 09/01/30	20,833	21,965
6.50%, 07/01/32 - 12/01/32	659	780
2.72%, 03/01/33 (i)	2	2
2.32%, 06/01/33 (i)	22	23
2.84%, 06/01/33 (i)	293	309
2.74%, 07/01/33 (i)	18	19
3.13%, 09/01/33 (i)	1	1
2.54%, 12/01/33 (i)	217	229
2.70%, 12/01/33 (i)	2	2
6.00%, 03/01/34 - 10/01/40	2,762	3,189
2.82%, 04/01/34 (i)	6	6
2.49%, 10/01/34 - 12/01/34 (i)	43	45
2.37%, 11/01/34 (i)	4	4
2.55%, 11/01/34 (i)	72	77
2.81%, 11/01/34 (i)	326	345
2.50%, 01/01/35 - 05/01/35 (i)	205	214
2.52%, 01/01/35 - 01/01/35 (i)	52	55
2.56%, 01/01/35 - 02/01/36 (i)	501	529
2.62%, 02/01/35 (i)	94	99
2.47%, 03/01/35 (i)	28	29
2.40%, 04/01/35 (i)	232	246
3.04%, 04/01/35 (i)	81	85
3.11%, 04/01/35 (i)	248	267
2.59%, 05/01/35 (i)	388	404
2.75%, 05/01/35 (i)	35	36
2.87%, 06/01/35 (i)	360	381
2.94%, 06/01/35 (i)	251	264
3.09%, 07/01/35 (i)	226	240
2.36%, 08/01/35 (i)	596	630
2.85%, 08/01/35 (i)	260	271
2.34%, 11/01/35 (i)	262	276
2.76%, 02/01/36 (i)	632	664
2.66%, 03/01/36 (i)	187	197
2.86%, 03/01/36 (i)	260	274
REMIC, 5.00%, 08/25/19	369	378
		151,493
Government National Mortgage Association - 0.9%
Government National Mortgage Association
7.00%, 12/15/17	10	10
5.50%, 07/15/20	48	50
5.00%, 12/20/34 - 02/20/40	665	743
6.00%, 07/15/36	1,581	1,854
4.50%, 09/20/40	1,136	1,244
3.50%, 03/20/43 - 06/20/46	7,273	7,770
4.00%, 01/20/45 - 10/20/45	3,420	3,658
		15,329
Total Government and Agency Obligations (cost $275,900)		279,129

SHORT TERM INVESTMENTS - 7.2%
Certificates of Deposit - 0.2%
Credit Suisse AG, 1.65%, 09/12/17 (i)	4,045	4,050

Commercial Paper - 4.4%
Albemarle Corp., 1.35%, 10/20/16 (r)	4,115	4,112

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Anheuser-Busch InBev Worldwide Inc., 1.45%, 09/05/17 (r)	2,425	2,398
AXA Financial Inc., 1.55%, 07/24/17 (r)	7,920	7,829
Enbridge Energy Partners LP, 1.47%, 11/09/16 (r)	8,115	8,102
Energy Transfer Partners LP, 1.50%, 11/21/16 (r)	2,230	2,225
Ford Motor Credit Co. LLC, 1.75%, 09/01/17 (r)	8,120	8,005
Manhattan Asset Funding Co. LLC, 1.52%, 09/06/17 (r)	8,050	7,936
Pentair Finance SA, 1.55%, 10/11/16 (r)	8,250	8,246
Plains All American Pipeline LP, 1.40%, 11/01/16 (r)	7,900	7,891
Reckitt Benckiser Treasury Services Plc, 1.35%, 08/25/17 (r)	4,030	3,987
Vodafone Group Plc, 1.60%, 09/01/17 (r)	8,755	8,626
VW Credit Inc., 1.75%, 09/18/17 (r)	4,210	4,147
		73,504
Investment Companies - 1.5%
JNL Money Market Fund, 0.24% (a) (h)	9,991	9,991
T. Rowe Price Reserves Investment Fund, 0.31% (a) (h)	14,880	14,880
		24,871
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	17,964	17,964
Total Short Term Investments (cost $120,333)		120,389
Total Investments - 101.0% (cost $1,677,492)		1,688,436
Other Assets and Liabilities, Net - (1.0%)		(16,073)
Total Net Assets - 100.0%		$1,672,363

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 7.4%
Comcast Corp. - Class A	517	$34,304
Delphi Automotive Plc	113	8,081
Goodyear Tire & Rubber Co. (e)	239	7,729
Johnson Controls International Plc	1,064	49,507
Las Vegas Sands Corp.	458	26,376
Lennar Corp. - Class A (e)	281	11,906
Liberty Global Plc - Class C (c)	1,002	33,096
Lowe’s Cos. Inc.	471	34,018
Mattel Inc. (e)	1,157	35,042
Norwegian Cruise Line Holdings Ltd. (c)	841	31,713
Twenty-First Century Fox Inc. - Class B	731	18,090
Walt Disney Co. (e)	157	14,542
		304,404
CONSUMER STAPLES - 11.2%
Bunge Ltd.	276	16,348
ConAgra Foods Inc.	288	13,554
Coty Inc. - Class A (e)	413	9,694
Ingredion Inc.	140	18,575
JM Smucker Co.	39	5,259
Mondelez International Inc. - Class A	188	8,231
PepsiCo Inc.	167	18,132
Philip Morris International Inc.	1,275	123,985
Procter & Gamble Co. (f)	276	24,777
Tyson Foods Inc. - Class A	1,953	145,815
Wal-Mart Stores Inc.	523	37,704
Walgreens Boots Alliance Inc.	538	43,366
		465,440
ENERGY - 9.8%
Apache Corp. (e)	309	19,756
Chevron Corp.	42	4,281
EQT Corp.	318	23,079
Exxon Mobil Corp.	1,074	93,765
Hess Corp.	40	2,129
Marathon Petroleum Corp.	311	12,615
Occidental Petroleum Corp.	76	5,535
Royal Dutch Shell Plc - ADR	—	—
Southwestern Energy Co. (c) (e)	1,032	14,287
Spectra Energy Corp.	1,522	65,078
Targa Resources Corp. (e)	322	15,821
Total SA - ADR	1,956	93,283
Tourmaline Oil Corp. (c)	588	15,922
TransCanada Corp.	877	41,729
		407,280
FINANCIALS - 20.9%
American International Group Inc.	721	42,755
Ameriprise Financial Inc.	749	74,756
Bank of New York Mellon Corp.	1,409	56,193
BlackRock Inc.	53	19,088
Charles Schwab Corp.	978	30,870
Citigroup Inc.	1,430	67,560
Fifth Third Bancorp (e)	1,236	25,295
JPMorgan Chase & Co.	2,508	167,028
KeyCorp	2,780	33,838
Marsh & McLennan Cos. Inc.	803	53,982
MetLife Inc.	1,108	49,229
Morgan Stanley	2,507	80,380
State Street Corp.	652	45,411
Synchrony Financial (c)	569	15,938
U.S. Bancorp	419	17,967
Wells Fargo & Co.	613	27,161
XL Group Ltd.	1,719	57,825
		865,276
HEALTH CARE - 16.4%
Abbott Laboratories	874	36,974
Aetna Inc.	514	59,318
Agilent Technologies Inc.	965	45,442
Anthem Inc.	345	43,223
Becton Dickinson & Co.	250	44,969
Danaher Corp.	222	17,411
Gilead Sciences Inc.	315	24,883
HCA Holdings Inc. (c)	624	47,192
Hologic Inc. (c)	638	24,754
Medtronic Plc	954	82,394
Merck & Co. Inc.	954	59,520
Mylan NV (c) (e)	416	15,874
Pfizer Inc.	3,236	109,617
Shire Plc - ADR	25	4,788
Thermo Fisher Scientific Inc.	335	53,301
UnitedHealth Group Inc.	76	10,696
		680,356
INDUSTRIALS - 7.0%
American Airlines Group Inc.	1,219	44,626
Boeing Co. (e)	395	52,024
Flowserve Corp.	159	7,689
General Electric Co.	2,607	77,225
Illinois Tool Works Inc.	82	9,851
Norfolk Southern Corp.	147	14,309
Pentair Plc (e)	298	19,116
Rockwell Collins Inc.	128	10,770
Roper Industries Inc.	84	15,291

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

	Shares/Par/Contracts †	Value
Stericycle Inc. (c)	216	17,302
United Technologies Corp.	198	20,145
		288,348
INFORMATION TECHNOLOGY - 12.0%
Analog Devices Inc.	307	19,812
Apple Inc.	326	36,854
Cisco Systems Inc.	2,555	81,045
Harris Corp.	169	15,445
Juniper Networks Inc.	1,014	24,403
Keysight Technologies Inc. (c)	322	10,216
Microchip Technology Inc.	221	13,755
Micron Technology Inc. (c)	228	4,061
Microsoft Corp.	2,050	118,086
NXP Semiconductors NV (c)	619	63,138
QUALCOMM Inc.	94	6,466
Red Hat Inc. (c)	203	16,392
TE Connectivity Ltd.	436	28,100
Texas Instruments Inc. (e)	700	49,140
Western Digital Corp. (e)	162	9,487
		496,400
MATERIALS - 3.2%
Ashland Global Holdings Inc.	238	27,608
Ball Corp. (e)	364	29,840
E. I. du Pont de Nemours & Co.	518	34,657
International Paper Co. (e)	641	30,746
Vulcan Materials Co.	62	7,044
West Fraser Timber Co. Ltd. (e)	112	3,464
		133,359
REAL ESTATE - 1.8%
General Growth Properties Inc.	358	9,867
Vereit Inc.	2,833	29,376
Weyerhaeuser Co.	1,040	33,204
		72,447
TELECOMMUNICATION SERVICES - 1.1%
Verizon Communications Inc.	433	22,507
Vodafone Group Plc - ADR (e)	839	24,454
		46,961
UTILITIES - 7.9%
AES Corp.	3,519	45,223
American Electric Power Co. Inc.	937	60,171
DTE Energy Co.	145	13,620
Exelon Corp.	2,312	76,970
FirstEnergy Corp.	714	23,621
Great Plains Energy Inc.	306	8,356
NRG Energy Inc.	1,089	12,204
PG&E Corp.	1,412	86,344
		326,509
Total Common Stocks (cost $3,757,093)		4,086,780

PREFERRED STOCKS - 0.3%
UTILITIES - 0.3%
NextEra Energy Inc., 6.12%, 09/01/19	243	12,124
Total Preferred Stocks (cost $12,059)		12,124

CORPORATE BONDS AND NOTES - 0.4%
HEALTH CARE - 0.3%
Valeant Pharmaceuticals International Inc., 5.88%, 05/15/23 (r)	$12,309	10,640

INFORMATION TECHNOLOGY - 0.1%
Western Digital Corp., 10.50%, 04/01/24 (r)	3,775	4,384
Total Corporate Bonds and Notes (cost $13,946)		15,024

SHORT TERM INVESTMENTS - 1.0%
Investment Companies - 0.9%
JNL Money Market Fund, 0.24% (a) (h)	2,968	2,968
T. Rowe Price Reserves Investment Fund, 0.31% (a) (h)	34,880	34,880
		37,848
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (h)	5,846	5,846
Total Short Term Investments (cost $43,694)		43,694
Total Investments - 100.4% (cost $3,826,792)		4,157,622
Other Assets and Liabilities, Net - (0.4%)		(17,477)
Total Net Assets - 100.0%		$4,140,145

JNL/Westchester Capital Event Driven Fund
COMMON STOCKS - 77.8%
CONSUMER DISCRETIONARY - 20.0%
CBS Corp. - Class B (o) ‡	161	$8,813
General Motors Co. (o) ‡	162	5,134
Hilton Worldwide Holdings Inc. (o) ‡	584	13,384
Isle of Capri Casinos Inc. (c)	4	87
Jarden Corp. (c) (f) (q) *	186	11,032
Johnson Controls International Plc	112	5,216
Liberty SiriusXM Group - Class A (c) (o)	166	5,656
Marriott International Inc. - Class A ‡	57	3,824
Media General Inc. (c) (o)	232	4,272
MGM Resorts International (c) (o) ‡	335	8,707
News Corp. - Class A (o)	90	1,262
Whistler Blackcomb Holdings Inc.	72	2,058
		69,445
CONSUMER STAPLES - 9.2%
ConAgra Foods Inc. (o) ‡	227	10,670
Coty Inc. - When Issued	297	6,882
Procter & Gamble Co. ‡	14	1,295
Procter & Gamble Co. (f)	107	9,607
Rite Aid Corp. (c)	217	1,669
WhiteWave Foods Co. (c)	35	1,889
		32,012
ENERGY - 3.1%
Columbia Pipeline Group Inc. (f) (q)	134	3,417
FMC Technologies Inc. (c) (o)	185	5,497
Showa Shell Sekiyu KK	213	1,984
		10,898
FINANCIALS - 9.6%
American Capital Ltd. (c) (o)	400	6,757
American International Group Inc. (o) ‡	66	3,916
Blackstone Group LP ‡	103	2,622
CIT Group Inc. ‡	79	2,864
Hennessy Capital Acquisition Corp. (c)	45	441
MetLife Inc. (o) ‡	192	8,539
NorthStar Asset Management Group Inc. (o)	122	1,578
Pacific Special Acquisition Corp. (c)	69	708
PrivateBancorp Inc. (o)	92	4,242
Starwood Property Trust Inc.	70	1,585
		33,252

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts †	Value
HEALTH CARE - 4.1%
Allergan Plc (c) (o)	8	1,750
Quintiles Transnational Holdings Inc. (c)	19	1,556
St. Jude Medical Inc. (o)	137	10,953
		14,259
INDUSTRIALS - 1.0%
General Electric Co. ‡	111	3,297
Herc Holdings Inc. (o)	6	205
		3,502
INFORMATION TECHNOLOGY - 23.6%
Hewlett Packard Enterprise Co. (o) ‡	620	14,103
Ingram Micro Inc. - Class A (o)	391	13,935
KLA-Tencor Corp. (o) ‡	223	15,555
LinkedIn Corp. (c) (o)	85	16,268
Yahoo! Inc. (c) (o)	508	21,885
		81,746
MATERIALS - 6.6%
Alcoa Inc. (o) ‡	591	5,988
Ashland Global Holdings Inc.	29	3,409
Dow Chemical Co. (o) ‡	129	6,691
Monsanto Co. (o) ‡	64	6,531
Valvoline Inc.	10	241
		22,860
REAL ESTATE - 0.6%
NorthStar Realty Finance Corp.	144	1,893
Total Common Stocks (cost $256,229)		269,867

PREFERRED STOCKS - 0.9%
REAL ESTATE - 0.9%
NorthStar Realty Finance Corp., 8.25%, (callable at 25 beginning 11/07/16) (m)	51	1,288
NorthStar Realty Finance Corp., 8.75%, (callable at 25 beginning 05/15/19) (m)	63	1,614
Total Preferred Stocks (cost $2,895)		2,902

RIGHTS - 0.0%
Pacific Special Acquisition Corp. (c)	69	13
Total Rights (cost $16)		13

WARRANTS - 0.0%
Pacific Special Acquisition Corp. (c)	69	9
Total Warrants (cost $6)		9

PURCHASED OPTIONS - 1.2%
Alcoa Inc. Put Option, Strike Price 6, Expiration 10/21/16	2,963	—
Alcoa Inc. Put Option, Strike Price 7, Expiration 10/21/16	2,942	1
Allergan Plc Put Option, Strike Price 215, Expiration 11/18/16	76	33
American International Group Inc. Put Option, Strike Price 50, Expiration 11/18/16	355	7
American International Group Inc. Put Option, Strike Price 52.50, Expiration 10/21/16	429	2
Ashland Inc. Put Option, Strike Price 105, Expiration 10/21/16	294	7
Blackstone Group LP Put Option, Strike Price 22, Expiration 11/18/16	345	8
Blackstone Group LP Put Option, Strike Price 22, Expiration 12/16/16	1,028	33
CBS Corp. Put Option, Strike Price 47.50, Expiration 10/21/16	555	7
CBS Corp. Put Option, Strike Price 47.50, Expiration 12/16/16	1,055	61
CIT Group Inc. Put Option, Strike Price 32, Expiration 11/18/16	789	41
ConAgra Foods Inc. Put Option, Strike Price 40, Expiration 12/16/16	376	11
ConAgra Foods Inc. Put Option, Strike Price 42, Expiration 12/16/16	1,700	88
Dow Chemical Co. Put Option, Strike Price 45, Expiration 12/16/16	997	45
Dow Chemical Co. Put Option, Strike Price 47, Expiration 12/16/16	327	23
General Electric Co. Put Option, Strike Price 27, Expiration 10/21/16	1,113	3
General Motors Co. Put Option, Strike Price 28, Expiration 12/16/16	3,079	120
Hewlett Packard Enterprise Co. Put Option, Strike Price 17, Expiration 11/18/16	4,632	20
Hewlett Packard Enterprise Co. Put Option, Strike Price 18, Expiration 11/18/16	1,567	10
Hilton Worldwide Holdings Inc. Put Option, Strike Price 19, Expiration 10/21/16	4,691	37
Hilton Worldwide Holdings Inc. Put Option, Strike Price 19, Expiration 11/18/16	257	5
Hilton Worldwide Holdings Inc. Put Option, Strike Price 20, Expiration 11/18/16	890	22
Johnson Controls Inc. Put Option, Strike Price 40, Expiration 10/21/16	575	7
Johnson Controls Inc. Put Option, Strike Price 41, Expiration 10/21/16	546	8
MetLife Inc. Put Option, Strike Price 37.50, Expiration 11/18/16	1,759	44
MGM Resorts International Put Option, Strike Price 21, Expiration 12/16/16	3,345	74
Monsanto Co. Put Option, Strike Price 100, Expiration 10/21/16	112	9
Monsanto Co. Put Option, Strike Price 90, Expiration 10/21/16	160	1
Monsanto Co. Put Option, Strike Price 95, Expiration 10/21/16	128	2
Monsanto Co. Put Option, Strike Price 97.50, Expiration 10/21/16	238	7
Procter & Gamble Co. Put Option, Strike Price 120, Expiration 10/14/16	1,069	3,239
SPDR S&P 500 ETF Trust Call Option, Strike Price 221, Expiration 11/18/16	178	28
SPDR S&P 500 ETF Trust Put Option, Strike Price 214, Expiration 10/21/16	278	47
SPDR S&P 500 ETF Trust Put Option, Strike Price 218, Expiration 11/18/16	155	74
SPDR S&P 500 ETF Trust Put Option, Strike Price 219, Expiration 10/21/16	244	90
Vivendi SA Put Option, Strike Price EUR 14, Expiration 10/21/16, JPM	2,834	3
Vivendi SA Put Option, Strike Price EUR 14, Expiration 11/18/16, JPM	724	2
Total Purchased Options (cost $5,452)		4,219

INVESTMENT COMPANIES - 3.6%
BlackRock Floating Rate Income Strategies Fund Inc.	130	1,801
Eaton Vance Floating-Rate Income Trust	254	3,607
First Trust Senior Floating Rate Income Fund II	53	731
Invesco Senior Income Trust	821	3,554
Voya Prime Rate Trust	539	2,846
Total Investment Companies (cost $11,734)		12,539

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 5.6%
CONSUMER STAPLES - 2.7%
Elizabeth Arden Inc., 7.38%, 03/15/21	$2,215	2,296
Rite Aid Corp., 6.75%, 06/15/21	2,329	2,457
WhiteWave Foods Co., 5.38%, 10/01/22	4,104	4,663
		9,416
INFORMATION TECHNOLOGY - 0.5%
Rackspace Hosting Inc., 6.50%, 01/15/24	1,420	1,558

UTILITIES - 2.4%
Energy Future Intermediate Holding Co. LLC
0.00%, 10/01/21 (c) (d) (r)	1,062	1,279
0.00%, 03/01/22 (c) (d) (r)	5,859	7,207
		8,486
Total Corporate Bonds and Notes (cost $18,426)		19,460

OTHER EQUITY INTERESTS - 0.1%
Winthrop Realty Trust (f) (p) (q) (u)	51	410
Total Other Equity Interests (cost $661)		410

SHORT TERM INVESTMENTS - 8.5%
Investment Company - 8.5%
JNL Money Market Fund, 0.24% (a) (h)	29,382	29,382
Total Short Term Investments (cost $29,382)		29,382
Total Investments - 97.7% (cost $324,801)		338,801
Total Securities Sold Short - (19.3%) (proceeds $55,284)		(66,886)
Other Assets and Liabilities, Net - 21.6%		74,857
Total Net Assets - 100.0%		$346,772

SECURITIES SOLD SHORT - 19.3%
COMMON STOCKS - 19.3%
CONSUMER DISCRETIONARY - 3.3%
Eldorado Resorts Inc.	3	$38
News Corp. - Class B	90	1,284
Nexstar Broadcasting Group Inc. - Class A	29	1,671
Sirius XM Holdings Inc.	1,567	6,535
Vail Resorts Inc.	13	2,048
		11,576
ENERGY - 0.6%
Idemitsu Kosan Co. Ltd.	107	2,211

FINANCIALS - 2.7%
Ares Capital Corp.	198	3,066
Canadian Imperial Bank of Commerce	34	2,619
Colony Capital Inc.	191	3,484
		9,169
HEALTH CARE - 1.9%
Abbott Laboratories	119	5,046
IMS Health Holdings Inc.	50	1,567
		6,613
INFORMATION TECHNOLOGY - 10.8%
Alibaba Group Holding Ltd. - ADR	202	21,372
Lam Research Corp.	112	10,568
VMware Inc. - Class A	73	5,377
		37,317
Total Securities Sold Short - 19.3% (proceeds $55,284)		$66,886

JNL/WMC Balanced Fund
COMMON STOCKS - 64.8%
CONSUMER DISCRETIONARY - 5.4%
Autoliv Inc. (e)	286	$30,496
Comcast Corp. - Class A	1,673	111,007
Expedia Inc.	179	20,948
Ford Motor Co.	3,810	45,986
Hilton Worldwide Holdings Inc.	1,356	31,101
L Brands Inc.	388	27,466
Lowe’s Cos. Inc.	421	30,405
Twenty-First Century Fox Inc. - Class A	753	18,244
		315,653
CONSUMER STAPLES - 4.2%
Coca-Cola Co.	832	35,206
Colgate-Palmolive Co.	360	26,695
Costco Wholesale Corp.	153	23,273
CVS Health Corp.	362	32,231
Mondelez International Inc.	859	37,713
PepsiCo Inc.	307	33,397
Philip Morris International Inc.	425	41,300
Walgreens Boots Alliance Inc.	234	18,890
		248,705
ENERGY - 6.2%
Anadarko Petroleum Corp.	695	44,041
Chevron Corp.	872	89,713
Exxon Mobil Corp.	806	70,310
Halliburton Co.	391	17,553
Hess Corp.	963	51,616
Marathon Petroleum Corp.	372	15,118
Suncor Energy Inc.	1,230	34,158
Total SA - ADR (e)	944	45,030
		367,539
FINANCIALS - 14.8%
Bank of America Corp.	4,569	71,506
Bank of Nova Scotia (e)	579	30,696
BlackRock Inc.	156	56,410
Chubb Ltd.	701	88,023
Goldman Sachs Group Inc.	145	23,427
Intercontinental Exchange Inc.	88	23,778
Invesco Ltd.	912	28,524
JPMorgan Chase & Co.	1,562	104,044
Marsh & McLennan Cos. Inc.	689	46,356
MetLife Inc.	654	29,066
Northern Trust Corp.	543	36,910
PNC Financial Services Group Inc.	846	76,243
Principal Financial Group Inc.	1,146	59,012
Prudential Financial Inc.	832	67,939
Synchrony Financial (c)	832	23,305
Wells Fargo & Co.	2,477	109,701
		874,940
HEALTH CARE - 10.2%
AstraZeneca Plc - ADR (e)	1,613	52,990
Bristol-Myers Squibb Co.	1,065	57,408
Cardinal Health Inc.	563	43,772
Eli Lilly & Co.	567	45,513
Johnson & Johnson	598	70,693
McKesson Corp.	103	17,093
Medtronic Plc	829	71,630
Merck & Co. Inc.	2,201	137,369

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Pfizer Inc.	1,709	57,878
UnitedHealth Group Inc.	339	47,465
		601,811
INDUSTRIALS - 6.6%
AMETEK Inc.	237	11,328
Boeing Co.	240	31,596
Canadian National Railway Co. (e)	252	16,460
Caterpillar Inc.	380	33,707
CSX Corp.	1,728	52,701
Eaton Corp. Plc	603	39,614
FedEx Corp.	190	33,148
Honeywell International Inc.	456	53,145
Lockheed Martin Corp.	68	16,195
Nielsen Holdings Plc	566	30,321
United Parcel Service Inc. - Class B	653	71,387
		389,602
INFORMATION TECHNOLOGY - 9.9%
Accenture Plc - Class A	453	55,303
Alphabet Inc. - Class A (c)	124	99,368
Apple Inc.	531	60,018
Avnet Inc.	349	14,330
Cisco Systems Inc.	1,982	62,866
Intel Corp.	2,685	101,348
Microsoft Corp.	2,194	126,361
Motorola Solutions Inc.	650	49,612
Texas Instruments Inc.	243	17,072
		586,278
MATERIALS - 2.3%
Agrium Inc.	120	10,842
Ball Corp.	222	18,229
Celanese Corp. - Class A	540	35,950
Dow Chemical Co.	578	29,972
International Paper Co.	869	41,708
		136,701
REAL ESTATE - 0.4%
American Tower Corp.	72	8,181
Boston Properties Inc.	129	17,562
		25,743
TELECOMMUNICATION SERVICES - 1.4%
Verizon Communications Inc.	1,540	80,059

UTILITIES - 3.4%
Dominion Resources Inc.	650	48,254
Edison International	643	46,474
Exelon Corp.	924	30,762
Sempra Energy	452	48,467
UGI Corp.	620	28,066
		202,023
Total Common Stocks (cost $3,337,367)		3,829,054

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.1%
Ally Master Owner Trust
1.60%, 10/15/17	$6,685	6,713
1.54%, 09/16/19	3,690	3,703
AmeriCredit Automobile Receivables Trust
1.60%, 07/08/19	4,000	4,008
2.15%, 03/09/20	940	948
Apidos CDO, 2.18%, 04/17/26 (i) (r)	2,090	2,091
Apidos CLO XXII, 2.75%, 10/20/27 (i) (r)	5,150	5,098
ARES CLO Ltd., 2.20%, 04/17/26 (i) (r)	2,030	2,029
Atlas Senior Loan Fund V Ltd., 2.23%, 07/16/26 (i) (r)	495	495
Atlas Senior Loan Fund VI Ltd., 2.22%, 10/15/26 (i) (r)	2,305	2,310
Atrium XII, 2.95%, 10/22/26 (i) (r)	5,700	5,717
Avery Point CLO Ltd., 2.23%, 04/25/26 (i) (r)	1,920	1,925
Banc of America Commercial Mortgage Trust REMIC, 3.71%, 09/15/25	1,145	1,262
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.20%, 12/11/38	269	269
BlueMountain CLO Ltd., 2.18%, 10/20/27 (i) (r)	5,675	5,682
Capital Auto Receivables Asset Trust, 1.72%, 01/22/19	3,570	3,587
Carlyle Global Market Strategies CLO Ltd., 2.87%, 05/15/25 (i) (r)	3,320	3,320
Cent CLO 20 Ltd., 2.19%, 01/25/26 (i) (r)	2,200	2,199
Cent CLO 21 Ltd., 2.22%, 07/27/26 (i) (r)	625	624
Cent CLO 22 Ltd., 2.27%, 11/07/26 (i) (r)	1,715	1,709
Cent CLO 24 Ltd., 2.88%, 10/15/26 (i) (r)	2,185	2,188
Chesapeake Funding II LLC
1.67%, 05/15/19 (i) (r)	2,055	2,072
1.52%, 09/15/19 (i) (r)	4,355	4,379
Chesapeake Funding LLC, 1.02%, 02/07/27 (i) (r)	1,433	1,431
Chrysler Capital Auto Receivables Trust, 1.78%, 06/17/19 (r)	1,085	1,089
CIFC Funding Ltd.
2.18%, 04/18/25 (i) (r)	1,970	1,973
2.31%, 05/24/26 (i) (r)	3,500	3,500
Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	750	783
CNH Equipment Trust REMIC, 1.66%, 11/16/20	4,000	4,024
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	940
Continental Airlines Inc. Pass-Through Trust, 5.98%, 10/19/23	216	244
CSAIL Commercial Mortgage Trust REMIC
3.51%, 01/15/25	2,855	3,075
3.50%, 04/15/25	5,600	6,025
3.72%, 08/15/48	5,300	5,814
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (r)	33	33
Drive Auto Receivables Trust, 2.12%, 04/15/17 (r)	1,538	1,540
Dryden 41 Senior Loan Fund, 2.83%, 10/15/27 (i) (r)	4,615	4,601
Dryden Senior Loan Fund, 2.03%, 04/18/26 (i) (r)	1,945	1,945
Exeter Automobile Receivables Trust, 1.54%, 11/15/19 (r)	936	935
First Investors Auto Owner Trust
1.49%, 08/15/17 (r)	1,375	1,375
1.67%, 03/16/18 (r)	2,275	2,278
2.39%, 07/16/18 (r)	730	735
Ford Credit Auto Owner Trust
1.36%, 10/15/18	185	185
1.28%, 09/15/19	3,420	3,428
Ford Credit Floorplan Master Owner Trust
1.92%, 01/15/17	1,545	1,549
1.77%, 08/15/18	2,450	2,470
2.31%, 02/15/19	200	203
2.09%, 03/15/20 (r)	600	608
Galaxy XIX CLO Ltd., 2.26%, 01/25/27 (i) (r)	5,125	5,130
Green Tree Agency Advance Funding Trust I, 2.30%, 10/15/16 (r)	2,200	2,200
GS Mortgage Securities Trust REMIC, 3.73%, 11/10/48	4,000	4,406
GTP Acquisition Partners I LLC, 2.35%, 06/15/20 (r)	1,145	1,141

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hilton USA Trust REMIC, 2.66%, 11/05/18 (r)	1,960	1,960
Hyundai Auto Receivables Trust
1.71%, 08/15/17	182	183
2.10%, 11/15/19	545	548
ING Investment Management Co., 2.18%, 04/18/26 (i) (r)	1,940	1,939
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.88%, 04/12/17 (i)	2,441	2,476
3.91%, 12/15/25	1,330	1,476
KKR CLO 15 Ltd., 2.35%, 10/18/28 (i) (r)	1,185	1,184
LB-UBS Commercial Mortgage Trust REMIC, 6.29%, 04/15/41 (i)	1,106	1,154
Limerock CLO, 2.18%, 04/18/26 (i) (r)	2,200	2,197
Madison Park Funding XI Ltd.
2.14%, 01/19/25 (i) (r)	1,280	1,280
1.99%, 10/23/25 (i) (r)	3,300	3,298
Madison Park Funding XII Ltd., 2.20%, 07/20/26 (i) (r)	1,560	1,560
Mill City Mortgage Loan Trust REMIC, 2.50%, 04/25/57 (r)	1,226	1,232
ML-CFC Commercial Mortgage Trust REMIC, 5.81%, 06/12/50 (i)	4,502	4,577
MMAF Equipment Finance LLC
1.39%, 12/17/18 (r)	2,520	2,525
2.21%, 12/15/32 (r)	1,865	1,899
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
3.25%, 12/15/24	5,000	5,317
3.31%, 04/15/25	8,000	8,531
Morgan Stanley Capital I Trust REMIC, 5.82%, 06/11/42 (i)	191	195
NYCTL Trust, 1.47%, 08/10/19 (r)	2,600	2,600
OBP Depositor LLC Trust, 4.65%, 07/15/20 (r)	495	539
Octagon Investment Partners XVI Ltd. REMIC, 2.28%, 07/17/25 (i) (r)	1,485	1,457
OneMain Financial Issuance Trust
4.10%, 03/20/28 (r)	1,640	1,688
3.66%, 02/20/29 (r)	1,220	1,251
OZLM Funding V Ltd., 2.18%, 01/17/26 (i) (r)	4,950	4,950
OZLM VI Ltd., 2.23%, 04/17/26 (i) (r)	1,625	1,625
Prestige Auto Receivables Trust, 1.91%, 04/15/20 (r)	820	821
Santander Drive Auto Receivables Trust
1.20%, 03/15/17	401	401
2.57%, 05/15/17	845	855
2.25%, 06/17/19	905	909
1.97%, 11/15/19	2,355	2,363
2.33%, 11/15/19	505	509
2.36%, 04/15/20	3,440	3,466
SBA Tower Trust
3.16%, 10/15/20 (r)	2,045	2,065
2.90%, 10/15/44 (r)	2,125	2,155
REMIC, 2.93%, 12/15/17 (r)	1,155	1,161
Seneca Park CLO Ltd., 2.16%, 07/17/26 (i) (r)	1,155	1,156
SFAVE Commercial Mortgage Securities Trust REMIC, 4.14%, 01/08/35 (r)	3,560	3,772
SG Commercial Mortgage Securities Trust REMIC, 3.06%, 06/10/26	3,410	3,514
Shackleton CLO Ltd.
2.16%, 07/17/26 (i) (r)	1,155	1,154
2.21%, 10/20/27 (i) (r)	5,650	5,664
Sound Point CLO XII Ltd., 2.14%, 10/20/28 (i) (r)	2,605	2,611
Southwest Airlines Co. Pass-Through Trust, 6.15%, 02/01/24	169	191
Springleaf Funding Trust
2.41%, 06/15/17 (r)	958	959
3.16%, 05/15/19 (r)	2,520	2,551
3.48%, 07/15/21 (r)	1,160	1,163
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (r)	1,435	1,430
SPS Servicer Advance Receivables Trust, 2.92%, 07/15/47 (r)	3,005	2,994
Symphony CLO XIV Ltd., 2.15%, 07/14/26 (i) (r)	1,930	1,935
Thacher Park CLO, 2.17%, 10/20/26 (i) (r)	920	919
Towd Point Mortgage Trust REMIC, 2.25%, 08/25/55 (i) (r)	2,816	2,814
Voya CLO Ltd.
2.13%, 07/17/26 (i) (r)	315	315
2.90%, 10/20/27 (i) (r)	3,405	3,382
Wachovia Bank Commercial Mortgage Trust REMIC, 5.31%, 11/15/48	186	185
Wells Fargo Commercial Mortgage Trust REMIC
3.15%, 04/15/25	1,885	1,975
3.84%, 09/15/58	2,185	2,399
Westlake Automobile Receivables Trust
1.83%, 06/15/17 (r)	2,195	2,199
1.57%, 02/15/18 (r)	1,375	1,376
Wheels SPV 2 LLC, 1.59%, 04/22/19 (r)	1,000	1,003
Total Non-U.S. Government Agency Asset-Backed Securities (cost $241,351)		243,995

CORPORATE BONDS AND NOTES - 10.7%
CONSUMER DISCRETIONARY - 0.8%
21st Century Fox America Inc.
4.50%, 02/15/21	850	943
3.00%, 09/15/22	750	781
4.00%, 10/01/23	420	462
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,304
4.80%, 12/05/34	1,815	2,137
4.95%, 12/05/44	815	996
AutoZone Inc.
4.00%, 11/15/20	1,000	1,076
3.70%, 04/15/22	495	528
3.13%, 07/15/23	1,000	1,036
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (r)	1,785	1,815
3.75%, 09/16/24 (r)	4,090	4,321
Charter Communications Operating LLC, 6.48%, 10/23/45 (r)	1,055	1,279
Comcast Corp.
6.50%, 01/15/17	750	761
5.65%, 06/15/35	165	213
4.40%, 08/15/35	2,325	2,639
6.50%, 11/15/35	165	229
6.55%, 07/01/39	375	532
COX Communications Inc.
3.25%, 12/15/22 (r)	1,000	1,007
4.80%, 02/01/35 (r)	2,695	2,675
Grupo Televisa SAB
6.63%, 01/15/40	375	429
5.00%, 05/13/45	385	368
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,079
Marriott International Inc.
2.88%, 03/01/21	3,225	3,346
2.30%, 01/15/22	4,345	4,382
NBCUniversal Enterprise Inc., 1.66%, 04/15/18 (r)	830	835
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (r)	3,400	3,420
2.65%, 09/26/18 (r)	1,445	1,475
O’Reilly Automotive Inc., 3.80%, 09/01/22	2,395	2,546

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Time Warner Cable Inc.
5.85%, 05/01/17	270	277
8.75%, 02/14/19	50	58
8.25%, 04/01/19	695	800
6.55%, 05/01/37	435	517
7.30%, 07/01/38	285	365
6.75%, 06/15/39	285	347
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	195	253
Time Warner Inc.
4.88%, 03/15/20	500	552
4.75%, 03/29/21	450	504
6.25%, 03/29/41	500	645
		46,932
CONSUMER STAPLES - 0.5%
Altria Group Inc.
4.75%, 05/05/21	548	620
4.50%, 05/02/43	745	838
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (l)	680	789
5.38%, 01/15/20 (l)	170	190
2.50%, 07/15/22	731	746
3.75%, 07/15/42	820	823
Cargill Inc., 4.31%, 05/14/21 (r)	517	571
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	1,266	1,288
CVS Caremark Corp., 4.00%, 12/05/23	2,680	2,953
CVS Health Corp.
4.88%, 07/20/35	1,135	1,329
5.13%, 07/20/45	1,885	2,298
Heineken NV, 2.75%, 04/01/23 (r)	1,065	1,095
Imperial Tobacco Finance Plc, 3.75%, 07/21/22 (r)	1,785	1,894
Kraft Foods Group Inc., 2.25%, 06/05/17	375	377
Kraft Heinz Foods Co.
3.50%, 07/15/22	1,365	1,450
4.38%, 06/01/46	915	971
Kroger Co.
3.30%, 01/15/21	745	787
3.85%, 08/01/23	1,830	1,984
4.00%, 02/01/24	1,775	1,955
Mondelez International Inc., 4.00%, 02/01/24	740	810
Philip Morris International Inc., 4.88%, 11/15/43	430	519
SABMiller Holdings Inc.
3.75%, 01/15/22 (r)	750	812
4.95%, 01/15/42 (r)	200	234
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (r)	3,295	3,303
		28,636
ENERGY - 1.2%
Anadarko Petroleum Corp.
6.38%, 09/15/17	307	320
4.85%, 03/15/21 (e)	3,225	3,474
BG Energy Capital Plc, 4.00%, 10/15/21 (r)	1,850	2,024
BP Capital Markets Plc
3.25%, 05/06/22	1,000	1,055
2.50%, 11/06/22	600	606
3.99%, 09/26/23	195	213
Columbia Pipeline Group Inc., 2.45%, 06/01/18	1,560	1,569
ConocoPhillips Co.
5.75%, 02/01/19	420	458
6.00%, 01/15/20 (e)	205	231
2.88%, 11/15/21	866	890
4.95%, 03/15/26 (e)	255	288
4.30%, 11/15/44 (e)	1,600	1,644
Devon Energy Corp.
3.25%, 05/15/22 (e)	5,410	5,372
5.60%, 07/15/41	575	581
5.00%, 06/15/45	1,120	1,092
Enterprise Products Operating LLC
3.95%, 02/15/27 (e)	1,000	1,047
5.10%, 02/15/45	2,550	2,749
EOG Resources Inc., 5.63%, 06/01/19	190	208
Halliburton Co., 3.50%, 08/01/23	2,750	2,839
Marathon Oil Corp., 2.70%, 06/01/20 (e)	1,740	1,706
Noble Energy Inc., 4.15%, 12/15/21	2,300	2,446
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,023
Petroleos Mexicanos, 5.50%, 02/04/19 (r)	2,875	3,032
Phillips 66 Partners LP, 3.61%, 02/15/25	3,540	3,562
Pioneer Natural Resources Co., 7.50%, 01/15/20	4,977	5,758
Schlumberger Holdings Corp., 3.00%, 12/21/20 (r)	1,645	1,715
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20 (r)	6,270	6,381
Statoil ASA
2.90%, 11/08/20	1,945	2,038
2.75%, 11/10/21	705	735
3.70%, 03/01/24	50	54
Suncor Energy Inc., 6.10%, 06/01/18	1,725	1,853
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21	4,250	4,559
TransCanada Pipelines Ltd.
3.80%, 10/01/20	975	1,044
4.88%, 01/15/26 (e)	1,875	2,170
Western Gas Partners LP, 4.00%, 07/01/22	4,950	5,062
		69,798
FINANCIALS - 4.2%
Ace Capital Trust II, 9.70%, 04/01/30	525	793
American Express Centurion Bank, 6.00%, 09/13/17	850	887
American Express Credit Corp.
2.38%, 03/24/17	1,025	1,031
2.13%, 07/27/18	1,700	1,725
Ameriprise Financial Inc., 5.30%, 03/15/20	170	189
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	5,800	6,117
3.65%, 02/01/26	3,745	4,010
4.70%, 02/01/36	4,315	4,966
AXA SA, 8.60%, 12/15/30	425	599
Bank of America Corp.
5.42%, 03/15/17	700	712
2.00%, 01/11/18	1,200	1,206
2.60%, 01/15/19	776	792
5.63%, 07/01/20	140	157
2.63%, 10/19/20	2,000	2,041
4.13%, 01/22/24	1,800	1,953
4.20%, 08/26/24	4,600	4,864
5.88%, 02/07/42	300	392
5.00%, 01/21/44	500	590
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	549
2.15%, 02/24/20	2,920	2,970
Banque Federative du Credit Mutuel SA, 2.75%, 10/15/20 (r)	4,850	5,017
Barclays Bank Plc, 6.05%, 12/04/17 (r)	550	575
Barclays Plc, 3.20%, 08/10/21	5,435	5,464
BAT International Finance Plc, 3.25%, 06/07/22 (r)	1,945	2,060
Berkshire Hathaway Inc., 2.75%, 03/15/23	2,690	2,797
BPCE SA
4.00%, 04/15/24	1,255	1,375

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.15%, 07/21/24 (r)	1,595	1,679
Capital One Bank USA NA, 2.15%, 11/21/18	1,930	1,949
Capital One Financial Corp.
4.75%, 07/15/21	1,500	1,669
3.75%, 04/24/24	2,000	2,116
3.20%, 02/05/25	2,000	2,035
4.20%, 10/29/25	1,245	1,300
CDP Financial, 4.40%, 11/25/19 (r)	600	654
Citigroup Inc.
2.50%, 09/26/18	1,000	1,016
2.50%, 07/29/19	1,155	1,178
4.50%, 01/14/22	605	668
4.13%, 07/25/28	2,005	2,047
8.13%, 07/15/39	65	102
5.88%, 01/30/42	165	212
5.30%, 05/06/44	1,055	1,189
Citizens Bank NA, 2.55%, 05/13/21	3,175	3,232
CNA Financial Corp., 3.95%, 05/15/24	225	238
Compass Bank, 2.75%, 09/29/19	700	699
Credit Agricole SA, 4.38%, 03/17/25 (r)	1,205	1,230
Credit Suisse AG
2.30%, 05/28/19	795	805
3.00%, 10/29/21	1,070	1,101
3.63%, 09/09/24	325	339
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	2,935	2,999
3.75%, 03/26/25	2,690	2,674
Daimler Finance North America LLC
2.38%, 08/01/18 (r)	1,400	1,421
2.25%, 07/31/19 (r)	1,790	1,817
3.88%, 09/15/21 (r)	231	251
8.50%, 01/18/31	300	488
Discover Bank, 3.10%, 06/04/20	4,700	4,835
Discover Financial Services, 6.45%, 06/12/17	90	93
Eaton Vance Corp., 6.50%, 10/02/17	30	31
Emera US Finance LP, 2.70%, 06/15/21 (r)	695	711
Fifth Third Bank, 2.88%, 10/01/21	1,800	1,883
Ford Motor Credit Co. LLC
2.38%, 03/12/19	7,100	7,184
3.16%, 08/04/20	2,510	2,584
GE Capital International Funding Co.
3.37%, 11/15/25	1,687	1,826
4.42%, 11/15/35	1,286	1,446
General Electric Capital Corp.
5.55%, 05/04/20	473	538
4.63%, 01/07/21	129	145
4.65%, 10/17/21	144	164
3.15%, 09/07/22	1,028	1,093
6.15%, 08/07/37	62	85
5.88%, 01/14/38	339	455
6.88%, 01/10/39	160	241
General Motors Financial Co. Inc.
4.20%, 03/01/21	3,300	3,473
3.70%, 05/09/23	2,600	2,645
Goldman Sachs Group Inc.
2.38%, 01/22/18	755	763
6.00%, 06/15/20	205	233
5.25%, 07/27/21	1,000	1,129
5.75%, 01/24/22	2,445	2,838
3.63%, 01/22/23	550	581
6.25%, 02/01/41	940	1,232
4.80%, 07/08/44	1,080	1,218
HSBC Bank Plc, 4.13%, 08/12/20 (r)	900	965
HSBC Bank USA NA, 5.88%, 11/01/34	250	303
HSBC Holdings Plc
3.40%, 03/08/21	3,150	3,258
4.00%, 03/30/22	870	927
3.60%, 05/25/23	2,580	2,665
HSBC USA Inc., 1.63%, 01/16/18	1,435	1,436
Huntington National Bank
2.20%, 11/06/18	3,575	3,620
2.20%, 04/01/19	915	924
2.40%, 04/01/20	2,150	2,177
JPMorgan Chase & Co.
6.30%, 04/23/19	475	529
4.50%, 01/24/22	825	912
3.25%, 09/23/22	1,000	1,049
3.38%, 05/01/23 (e)	1,060	1,090
6.40%, 05/15/38	425	587
5.40%, 01/06/42	540	677
Korea Development Bank, 2.50%, 03/11/20 (e)	3,500	3,599
Korea Finance Corp., 2.88%, 08/22/18	990	1,018
LafargeHolcim Finance US LLC, 4.75%, 09/22/46 (r)	1,325	1,369
LeasePlan Corp. NV, 2.88%, 01/22/19 (r)	3,320	3,351
Liberty Mutual Group Inc., 4.25%, 06/15/23 (r)	585	633
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	604
Liberty Property LP, 6.63%, 10/01/17	225	235
Macquarie Bank Ltd., 2.40%, 01/21/20 (r)	660	669
MassMutual Global Funding II, 2.10%, 08/02/18 (r)	1,875	1,904
MetLife Inc.
1.90%, 12/15/17 (k)	415	417
4.13%, 08/13/42	265	264
Metropolitan Life Global Funding I, 1.50%, 01/10/18 (r)	1,480	1,484
Morgan Stanley
5.45%, 01/09/17	1,000	1,011
2.13%, 04/25/18	1,900	1,916
2.50%, 01/24/19	1,000	1,019
3.70%, 10/23/24	5,200	5,486
3.13%, 07/27/26	2,430	2,454
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,055
3.05%, 02/15/22	445	469
Nationwide Building Society, 2.35%, 01/21/20 (r)	2,265	2,291
Northern Trust Corp., 3.45%, 11/04/20	490	523
Pentair Finance SA, 2.90%, 09/15/18	4,030	4,086
PNC Bank NA, 3.30%, 10/30/24	835	887
PNC Financial Services Group Inc., 3.90%, 04/29/24	830	890
Private Export Funding Corp.
2.25%, 12/15/17	1,985	2,017
3.25%, 06/15/25	7,600	8,347
Prudential Financial Inc.
6.00%, 12/01/17	87	92
2.30%, 08/15/18	1,885	1,918
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	352
Santander Bank NA, 2.00%, 01/12/18	1,260	1,260
Santander Holdings USA Inc.
2.70%, 05/24/19	2,600	2,632
2.65%, 04/17/20	1,930	1,942
Santander Issuances SAU, 5.18%, 11/19/25	3,200	3,262
Santander UK Plc
2.50%, 03/14/19	3,160	3,207
5.00%, 11/07/23 (r)	4,025	4,195
Shell International Finance BV, 3.25%, 05/11/25	1,260	1,328
Sovereign Bank, 8.75%, 05/30/18	450	493
SunTrust Bank, 3.30%, 05/15/26	1,785	1,822
Synchrony Financial
2.60%, 01/15/19	1,780	1,801
3.00%, 08/15/19	3,400	3,481
2.70%, 02/03/20	755	765

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	685	772
Trinity Acquisition Plc, 4.40%, 03/15/26	4,145	4,344
U.S. Bancorp, 3.70%, 01/30/24	900	983
UBS Group AG
2.95%, 09/24/20 (r)	2,840	2,910
3.00%, 04/15/21 (e) (r)	3,500	3,595
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (r)	775	783
Wachovia Corp., 5.75%, 06/15/17	1,500	1,544
WEA Finance LLC
1.75%, 09/15/17 (r)	655	656
2.70%, 09/17/19 (r)	990	1,015
3.25%, 10/05/20 (r)	2,400	2,501
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,276
4.48%, 01/16/24	517	566
4.10%, 06/03/26	1,125	1,194
		247,171
HEALTH CARE - 1.4%
AbbVie Inc.
1.80%, 05/14/18	5,000	5,021
3.20%, 11/06/22	425	443
Actavis Funding SCS
3.00%, 03/12/20	1,985	2,046
3.45%, 03/15/22	3,525	3,701
3.80%, 03/15/25	280	297
4.55%, 03/15/35	860	915
4.85%, 06/15/44	750	827
Aetna Inc.
1.75%, 05/15/17	55	55
2.80%, 06/15/23	1,775	1,813
4.25%, 06/15/36	1,375	1,428
Bayer US Finance LLC
2.38%, 10/08/19 (r)	1,050	1,065
3.00%, 10/08/21 (r)	1,675	1,754
3.38%, 10/08/24 (r)	540	558
Biogen Inc., 2.90%, 09/15/20	2,245	2,332
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,375
3.50%, 11/15/24	1,205	1,286
4.50%, 11/15/44	1,405	1,549
Catholic Health Initiatives
2.60%, 08/01/18	815	831
2.95%, 11/01/22	1,730	1,751
4.35%, 11/01/42	2,270	2,256
Celgene Corp.
2.25%, 05/15/19	265	269
3.55%, 08/15/22	1,265	1,344
3.63%, 05/15/24	620	653
Cigna Corp., 3.25%, 04/15/25	5,040	5,199
Dignity Health
2.64%, 11/01/19	255	262
3.81%, 11/01/24	515	550
EMD Finance LLC
2.95%, 03/19/22 (r)	3,020	3,114
3.25%, 03/19/25 (r)	4,450	4,594
Express Scripts Holding Co.
2.25%, 06/15/19	970	984
3.90%, 02/15/22	1,000	1,079
Forest Laboratories Inc.
4.88%, 02/15/21 (r)	385	428
5.00%, 12/15/21 (r)	1,475	1,651
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,157
3.70%, 04/01/24	625	673
Kaiser Foundation Hospitals
3.50%, 04/01/22	860	916
4.88%, 04/01/42	505	628
McKesson Corp.
2.85%, 03/15/23	90	92
3.80%, 03/15/24	735	793
Medtronic Inc.
2.50%, 03/15/20	755	781
3.15%, 03/15/22	1,070	1,137
3.63%, 03/15/24	360	392
3.50%, 03/15/25	1,715	1,848
4.38%, 03/15/35	267	303
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	620	782
4.20%, 07/01/55	790	886
Merck & Co. Inc.
2.80%, 05/18/23	940	985
4.15%, 05/18/43	630	715
Mylan NV, 3.00%, 12/15/18 (r)	3,370	3,444
New York and Presbyterian Hospital, 4.02%, 08/01/45	1,365	1,490
Pfizer Inc., 6.20%, 03/15/19	700	780
Providence St Joseph Health Obligated Group, 3.74%, 10/01/47	665	684
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	4,350	4,363
4.10%, 10/01/46	410	409
UnitedHealth Group Inc.
3.88%, 10/15/20	600	650
2.88%, 03/15/22	70	73
3.35%, 07/15/22	1,090	1,171
3.75%, 07/15/25	1,820	2,000
4.63%, 11/15/41	1,040	1,207
WellPoint Inc.
2.30%, 07/15/18	625	633
3.70%, 08/15/21	1,000	1,071
3.30%, 01/15/23	3,675	3,853
		85,346
INDUSTRIALS - 0.4%
BAE Systems Holdings Inc., 3.85%, 12/15/25 (r)	1,490	1,585
Deere & Co., 4.38%, 10/16/19	185	201
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	340	342
2.35%, 10/15/19 (r)	2,880	2,926
4.50%, 08/16/21 (r)	620	687
3.30%, 10/15/22 (r)	120	126
7.00%, 10/15/37 (r)	270	369
5.63%, 03/15/42 (r)	1,200	1,455
FedEx Corp.
2.70%, 04/15/23	520	534
4.90%, 01/15/34	1,005	1,155
5.10%, 01/15/44	1,685	2,007
4.55%, 04/01/46	600	669
Lockheed Martin Corp.
2.50%, 11/23/20	810	836
4.50%, 05/15/36	441	503
4.85%, 09/15/41	955	1,129
4.07%, 12/15/42	2,776	2,981
Penske Truck Leasing Co. LP
3.20%, 07/15/20 (r)	2,880	2,980
3.38%, 02/01/22 (r)	2,200	2,288
Southwest Airlines Co., 5.75%, 12/15/16	500	505
		23,278
INFORMATION TECHNOLOGY - 0.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2,305	2,351

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Apple Inc., 2.85%, 05/06/21	1,800	1,897
Microsoft Corp.
2.40%, 08/08/26	3,145	3,147
3.70%, 08/08/46	2,390	2,421
Total System Services Inc., 3.80%, 04/01/21	4,780	5,073
		14,889
MATERIALS - 0.2%
Agrium Inc., 3.15%, 10/01/22	3,425	3,556
CF Industries Inc.
7.13%, 05/01/20	1,525	1,756
5.38%, 03/15/44	1,495	1,479
LyondellBasell Industries NV, 4.63%, 02/26/55	2,545	2,528
		9,319
REAL ESTATE - 0.3%
American Tower Corp., 3.45%, 09/15/21	4,000	4,210
AvalonBay Communities Inc., 3.63%, 10/01/20	905	962
Crown Castle International Corp., 3.70%, 06/15/26	1,775	1,853
ERP Operating LP, 4.75%, 07/15/20	765	839
HCP Inc.
6.00%, 01/30/17	365	370
4.00%, 06/01/25	4,670	4,798
Realty Income Corp.
6.75%, 08/15/19	355	404
5.75%, 01/15/21	335	382
Scentre Group Trust, 2.38%, 11/05/19 (r)	3,175	3,221
		17,039
TELECOMMUNICATION SERVICES - 0.4%
America Movil SAB de CV, 3.13%, 07/16/22	1,150	1,178
AT&T Inc.
1.75%, 01/15/18	1,000	1,005
4.45%, 04/01/24	3,220	3,541
3.95%, 01/15/25	160	170
4.75%, 05/15/46	715	752
4.50%, 03/09/48 (r)	1,018	1,024
4.55%, 03/09/49 (r)	350	352
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e) (k)	275	428
4.88%, 03/06/42 (r)	705	824
France Telecom SA, 9.00%, 03/01/31 (k)	1,475	2,355
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,843
3.45%, 03/15/21 (e)	975	1,039
3.50%, 11/01/21	735	789
6.40%, 09/15/33	347	450
4.75%, 11/01/41	265	287
4.86%, 08/21/46	692	777
4.52%, 09/15/48	2,580	2,735
		24,549
UTILITIES - 1.0%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	196
Atmos Energy Corp., 6.35%, 06/15/17	385	398
Colorado Public Service Co., 5.13%, 06/01/19	500	550
Consolidated Edison Co. of New York Inc.
5.30%, 12/01/16	250	252
4.63%, 12/01/54	910	1,046
Dominion Resources Inc.
2.96%, 07/01/19 (k)	1,380	1,416
4.10%, 04/01/21 (k)	3,275	3,508
3.63%, 12/01/24	3,200	3,381
Duke Energy Carolinas LLC
4.30%, 06/15/20	875	962
6.10%, 06/01/37	2,200	2,905
Duke Energy Corp., 2.65%, 09/01/26	1,355	1,331
Electricite de France
5.25%, (callable at 100 beginning 01/29/23) (m) (r)	770	753
5.63%, (callable at 100 beginning 01/22/24) (m) (r)	2,000	1,963
4.88%, 01/22/44 (r)	450	487
Entergy Corp., 2.95%, 09/01/26	2,565	2,566
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,883
Fortis Inc., 3.06%, 10/04/26 (r)	2,490	2,483
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	682
KeySpan Gas East Corp., 2.74%, 08/15/26 (r)	3,690	3,737
MidAmerican Energy Co., 6.13%, 04/01/36	350	466
NextEra Energy Capital Holdings Inc., 2.06%, 09/01/17	7,870	7,913
NiSource Finance Corp., 4.80%, 02/15/44	465	526
Northeast Utilities, 3.15%, 01/15/25	400	417
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,760	1,946
2.95%, 04/01/25	576	599
5.25%, 09/30/40	325	411
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	847
5.13%, 11/15/43	480	592
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	84
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	138
5.35%, 05/15/40	800	1,034
SCANA Corp.
4.75%, 05/15/21	595	641
4.13%, 02/01/22	2,075	2,169
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	799
Southern California Edison Co.
2.40%, 02/01/22	685	706
5.55%, 01/15/37	500	646
Southern Co.
2.45%, 09/01/18	675	688
2.75%, 06/15/20	4,000	4,126
2.95%, 07/01/23	3,820	3,952
State Grid Overseas Investment Ltd., 2.75%, 05/07/19 (r)	2,175	2,237
		61,436
Total Corporate Bonds and Notes (cost $597,492)		628,393

GOVERNMENT AND AGENCY OBLIGATIONS - 15.7%
GOVERNMENT SECURITIES - 7.2%
Municipals - 0.8%
Bay Area Toll Authority
6.26%, 04/01/49	975	1,491
7.04%, 04/01/50	730	1,167
Chicago Transit Authority, 6.90%, 12/01/40	1,105	1,467
City of Chicago O’Hare International Airport
6.85%, 01/01/38	700	788
6.40%, 01/01/40	440	619
City of Sacramento, California (insured by Assured Guaranty Municipal Corp.), 5.85%, 08/01/19	1,260	1,392
Dallas Area Rapid Transit, 6.00%, 12/01/44	390	570
Grand Parkway Transportation Corp., 5.18%, 10/01/42	1,555	2,004
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	770
Kansas Development Finance Authority, 4.93%, 04/15/45	3,000	3,421
Los Angeles Unified School District, 5.75%, 07/01/34	800	1,071

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Maryland Transportation Authority, 5.89%, 07/01/43	270	367
Massachusetts School Building Authority, 5.72%, 08/15/39	500	690

Metropolitan Transportation Authority
7.34%, 11/15/39	75	119
6.09%, 11/15/40	405	556
6.81%, 11/15/40	250	362
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	2,060	2,781
New Jersey Economic Development Authority, 3.80%, 06/15/18	4,100	4,194
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	1,104
New York State Thruway Authority, 5.88%, 04/01/30	840	1,073
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,318
Oregon School Boards Association (insured by AMBAC School Board Guaranty), 4.76%, 06/30/28	420	481
Port Authority of New York & New Jersey
6.04%, 12/01/29	105	140
4.46%, 10/01/62	2,500	2,877
4.81%, 10/15/65	640	780
State of California
7.55%, 04/01/39	200	320
7.63%, 03/01/40	400	633
State of Illinois, 5.10%, 06/01/33	5,995	5,779
University of California
4.60%, 05/15/31	940	1,100
6.55%, 05/15/48	1,170	1,690
6.58%, 05/15/49	1,825	2,615
University of California Build America Bond, 5.77%, 05/15/43	615	817
University of Missouri, 5.96%, 11/01/39	360	493
Utility Debt Securitization Authority, 3.44%, 12/15/25	1,165	1,255
		46,304
Sovereign - 0.1%
Mexico Government International Bond
3.50%, 01/21/21 (e)	1,326	1,410
3.60%, 01/30/25	1,155	1,198
Qatar Government International Bond, 4.63%, 06/02/46 (r)	4,485	4,900
		7,508
U.S. Treasury Securities - 6.3%
U.S. Treasury Bond
5.38%, 02/15/31	16,700	24,390
2.88%, 05/15/43 - 08/15/45	31,824	35,544
3.38%, 05/15/44	15,335	18,764
3.13%, 08/15/44	8,230	9,636
3.00%, 11/15/44	450	515
2.50%, 02/15/45 - 02/15/46	22,720	23,554
U.S. Treasury Note
0.63%, 08/31/17 (e)	9,110	9,107
1.00%, 09/15/17	14,500	14,545
0.75%, 10/31/17	19,055	19,066
0.88%, 03/31/18 - 04/15/19	21,500	21,535
1.38%, 07/31/18 - 09/30/18	2,625	2,654
1.25%, 11/30/18 (e)	18,500	18,670
1.75%, 09/30/19	33,205	34,031
1.38%, 03/31/20 (e)	14,190	14,376
2.63%, 11/15/20 (e)	9,400	9,979
2.00%, 11/30/20 (e)	29,600	30,683
1.25%, 03/31/21	9,000	9,047
2.13%, 06/30/21	10,070	10,515
1.50%, 03/31/23	58,900	59,339
1.63%, 02/15/26	3,900	3,910
		369,860
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 8.5%
Federal Home Loan Mortgage Corp. - 2.3%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	642	736
6.50%, 11/01/17	2	2
4.50%, 05/01/18 - 03/01/19	54	55
4.00%, 09/01/26 - 07/01/41	502	533
7.00%, 11/01/30 - 06/01/31	32	37
2.50%, 10/15/31, TBA (g)	5,900	6,112
3.00%, 10/15/31, TBA (g)	14,665	15,406
3.50%, 06/01/46	38,666	40,803
3.00%, 09/01/46	68,678	71,446
5.50%, 10/15/46, TBA (g)	2,400	2,695
		137,825
Federal National Mortgage Association - 4.9%
Federal National Mortgage Association
4.50%, 09/01/23 - 01/01/45	23,925	26,236
2.47%, 05/01/25	2,816	2,913
2.68%, 05/01/25	5,190	5,427
2.81%, 07/01/25	6,000	6,336
2.99%, 10/01/25	1,845	1,973
3.09%, 10/01/25	912	981
3.50%, 03/01/26 - 02/01/46	39,574	41,753
4.00%, 09/01/26 - 02/01/46	31,599	33,877
3.00%, 05/01/27 - 09/01/45	27,079	28,268
7.50%, 09/01/29	8	10
2.00%, 10/15/31, TBA (g)	2,200	2,229
2.50%, 10/15/31 - 10/15/46, TBA (g)	14,750	15,252
3.00%, 10/15/31 - 10/15/46, TBA (g)	35,450	36,880
3.50%, 10/15/31, TBA (g)	9,300	9,806
7.00%, 10/01/33	39	44
5.50%, 03/01/38	372	421
6.50%, 10/01/38 - 10/01/39	260	308
5.00%, 07/01/40	340	379
4.00%, 10/15/46, TBA (g)	35,000	37,591
5.00%, 10/15/46, TBA (g)	20,600	22,880
5.50%, 10/15/46, TBA (g)	8,800	9,917
REMIC, 2.88%, 05/25/25 (i)	8,250	8,716
		292,197
Government National Mortgage Association - 1.3%
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	5,961	6,903
6.50%, 04/15/26	15	17
5.50%, 11/15/32 - 02/15/36	86	98
7.00%, 01/15/33 - 05/15/33	19	23
5.00%, 06/20/33 - 06/15/39	4,215	4,732
4.50%, 06/15/40 - 05/15/42	1,697	1,874
4.00%, 01/15/41 - 12/20/44	1,999	2,148
3.50%, 02/20/46	29,162	31,008
3.00%, 10/15/46, TBA (g)	12,525	13,123
4.50%, 10/15/46, TBA (g)	11,125	12,007
5.50%, 10/15/46, TBA (g)	3,000	3,387
REMIC, 7.50%, 09/16/35	8	10
		75,330
Total Government and Agency Obligations (cost $897,771)		929,024

SHORT TERM INVESTMENTS - 9.2%
Investment Company - 7.7%
JNL Money Market Fund, 0.24% (a) (h)	455,871	455,871

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	86,091	86,091
Total Short Term Investments (cost $541,962)		541,962
Total Investments - 104.5% (cost $5,615,944)		6,172,428
Total Forward Sales Commitments - (0.5%) (proceeds $28,367)		(28,429)
Other Assets and Liabilities, Net - (4.0%)		(236,436)
Total Net Assets - 100.0%		$5,907,563

FORWARD SALES COMMITMENTS - 0.5%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Federal National Mortgage Association - 0.4%
Federal National Mortgage Association, 4.50%, 10/15/46, TBA (g)	$22,397	$24,536
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 6.00%, 10/15/46, TBA (g)	3,400	3,893
Total Forward Sales Commitments - 0.5% (proceeds $28,367)		$28,429

JNL/WMC Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS - 16.9%
GOVERNMENT SECURITIES - 16.9%
Federal Farm Credit Bank - 0.5% (w)
Federal Farm Credit Bank, 0.52%, 04/28/17 (i)	$9,600	$9,600
Federal Home Loan Bank - 7.4% (w)
Federal Home Loan Bank
0.57%, 10/11/16 (i)	18,000	18,000
0.63%, 11/23/16	11,390	11,391
0.51%, 11/25/16 (i)	8,000	8,000
1.63%, 12/09/16	4,250	4,258
0.53%, 02/27/17 (i)	6,230	6,230
0.88%, 05/24/17	44,930	45,002
1.00%, 06/21/17	35,000	35,111
		127,992
Federal Home Loan Mortgage Corp. - 1.9% (w)
Federal Home Loan Mortgage Corp.
0.88%, 02/22/17	21,000	21,016
1.00%, 03/08/17 - 07/28/17	12,626	12,652
		33,668
Federal National Mortgage Association - 0.8% (w)
Federal National Mortgage Association, 1.25%, 01/30/17	13,317	13,343
U.S. Treasury Securities - 6.3%
U.S. Treasury Note
3.00%, 02/28/17	17,500	17,681
0.33%, 07/31/17 (i)	26,000	25,991
0.42%, 10/31/17 (i)	20,000	20,002
0.44%, 04/30/18 (i)	45,000	45,048
		108,722
Total Government and Agency Obligations (cost $293,325)		293,325

SHORT TERM INVESTMENTS - 65.5%
Federal Home Loan Bank - 26.3% (w)
Federal Home Loan Bank
0.32%, 10/26/16	11,000	10,998
0.36%, 10/28/16 - 01/13/17	37,662	37,634
0.34%, 11/16/16 - 11/30/16	29,549	29,535
0.22%, 11/18/16 - 12/09/16	59,000	58,964
0.33%, 11/22/16	10,000	9,995
0.21%, 11/25/16	33,601	33,583
0.35%, 12/02/16 - 12/07/16	51,864	51,831
0.00%, 12/22/16 - 01/20/17	34,000	33,957
0.19%, 12/23/16	75,000	74,928
0.38%, 01/09/17	28,000	27,971
0.28%, 01/18/17	40,000	39,944
0.43%, 01/25/17	32,000	31,956
0.56%, 06/01/17	14,000	13,947
		455,243
Federal Home Loan Mortgage Corp. - 0.6% (w)
Federal Home Loan Mortgage Corp., 0.50%, 10/19/16	10,000	9,997

Repurchase Agreements - 38.6%
Repurchase Agreement with BCL, 0.45% (Collateralized by $9,413 U.S. Treasury Note, 1.63-2.75%, due 08/31/19-11/15/23, value at $10,200) acquired on 09/30/16, due on 10/03/16 at $10,000	10,000	10,000
Repurchase Agreement with BMO, 0.45% (Collateralized by $86,208 Federal National Mortgage Association, 2.00-4.50%, due 03/01/22-08/01/46, value at $94,114, $24,198 Federal Home Loan Mortgage Corp., 3.50%, due 03/01/46-05/01/46, value at $25,634) acquired on 09/30/16, due on 10/03/16 at $117,404	117,400	117,400
Repurchase Agreement with BNP, 0.50% (Collateralized by $15,322 Federal National Mortgage Association, 2.49-3.91%, due 11/01/40-10/01/45, value at $16,041, $33,410 Federal Home Loan Mortgage Corp., 2.09-7.00%, due 03/01/27-07/01/46, value at $35,979) acquired on 9/30/16, due on 10/3/16 at $51,002	51,000	51,000
Repurchase Agreement with BOA, 0.49% (Collateralized by $57,572 Federal National Mortgage Association, 2.22%, due 01/01/43, value $59,301, $34,934 Federal Home Loan Mortgage Corp., 2.50-4.00%, due 05/01/44-10/01/46, value $37,293) acquired on 09/30/16, due on 10/03/16 at $94,704	94,700	94,700
Repurchase Agreement with DUB, 0.51% (Collateralized by $107,977 U.S. Treasury Note, 0.75%, due 07/31/18, value at $108,120) acquired on 09/30/16, due on 10/03/16 at $106,005	106,000	106,000
Repurchase Agreement with GSC, 0.32% (Collateralized by $38,173 Government National Mortgage Association, 3.00-3.50%, due 06/20/46-08/20/46, value at $48,800) acquired on 09/26/16, due on 10/03/16 at $40,002	40,000	40,000
Repurchase Agreement with GSC, 0.36% (Collateralized by $37,960 Government National Mortgage Association, 3.50-4.00%, due 09/20/44-08/20/46, value at $48,800) acquired on 09/28/16, due on 10/05/16 at $40,003	40,000	40,000

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with GSC, 0.45% (Collateralized by $33,053 Government National Mortgage Association, 4.00%, due 01/20/43-11/20/43, value at $35,700) acquired on 09/30/16, due on 10/07/16 at $35,003	35,000	35,000
Repurchase Agreement with GSC, 0.50% (Collateralized by $12,660 Federal National Mortgage Association, 3.00-5.00%, due 09/01/29-07/01/40, value at $13,872) acquired on 09/30/16, due on 10/03/16 at $13,601	13,600	13,600
Repurchase Agreement with RBC, 0.47% (Collateralized by $25,442 Federal National Mortgage Association, 2.36-5.50%, due 09/01/26-07/01/46, value at $26,914, $896 Federal Home Loan Mortgage Corp., 2.35-2.78%, due 02/01/40-12/01/45, value at $932) acquired on 09/30/16, due on 10/03/16 at $27,301	27,300	27,300
Repurchase Agreement with TDS, 0.52% (Collateralized by $38,893 U.S. Treasury Note, 1.50%, due 12/31/18-11/30/19, value at $39,689, $89,934 Government National Mortgage, 3.50%, due 05/20/46, value at $95,971) acquired on 09/30/16, due on 10/03/16 at $133,006	133,000	133,000
		668,000
Total Short Term Investments (cost $1,133,240)		1,133,240
Total Investments - 82.4% (cost $1,426,565)		1,426,565
Other Assets and Liabilities, Net - 17.6%		303,732
Total Net Assets - 100.0%		$1,730,297

JNL/WMC Value Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 9.6%
CBS Corp. - Class B	366	$20,057
Comcast Corp. - Class A	291	19,332
Hilton Worldwide Holdings Inc.	715	16,387
Home Depot Inc.	113	14,574
Liberty Interactive Corp. QVC Group (c)	635	12,703
Lowe’s Cos. Inc.	213	15,405
Norwegian Cruise Line Holdings Ltd. (c)	364	13,722
Pulte Homes Inc.	913	18,292
PVH Corp.	149	16,435
Signet Jewelers Ltd.	127	9,497
		156,404
CONSUMER STAPLES - 5.9%
British American Tobacco Plc	294	18,779
CVS Health Corp.	196	17,475
Kraft Heinz Foods Co.	165	14,730
Mondelez International Inc. - Class A	414	18,154
Philip Morris International Inc.	273	26,498
		95,636
ENERGY - 12.2%
Anadarko Petroleum Corp.	167	10,605
Canadian Natural Resources Ltd.	401	12,842
Chevron Corp.	374	38,541
EOG Resources Inc.	272	26,327
Exxon Mobil Corp.	306	26,727
Halliburton Co.	507	22,737
Marathon Oil Corp.	1,288	20,365
Occidental Petroleum Corp.	162	11,814
Pioneer Natural Resources Co.	105	19,497
Southwestern Energy Co. (c)	740	10,246
		199,701
FINANCIALS - 25.0%
American International Group Inc.	288	17,088
Ameriprise Financial Inc.	115	11,495
BlackRock Inc.	63	22,766
Chubb Ltd.	197	24,744
Citigroup Inc.	750	35,412
Goldman Sachs Group Inc.	98	15,738
Intercontinental Exchange Inc.	59	16,016
Invesco Ltd.	673	21,037
JPMorgan Chase & Co.	933	62,136
M&T Bank Corp.	158	18,344
Marsh & McLennan Cos. Inc.	313	21,043
MetLife Inc.	407	18,097
PNC Financial Services Group Inc.	381	34,331
Principal Financial Group Inc.	251	12,930
Thomson Reuters Corp. (e)	368	15,244
Unum Group	263	9,274
Wells Fargo & Co.	1,196	52,958
		408,653
HEALTH CARE - 13.4%
Allergan Plc (c)	91	20,956
Amgen Inc.	107	17,872
AstraZeneca Plc - ADR (e)	587	19,295
Baxter International Inc.	205	9,768
Bristol-Myers Squibb Co.	362	19,508
Medtronic Plc	344	29,727
Merck & Co. Inc.	757	47,248
Pfizer Inc.	266	9,021
Roche Holding AG	83	20,601
UnitedHealth Group Inc.	182	25,526
		219,522
INDUSTRIALS - 12.4%
3M Co.	112	19,817
Caterpillar Inc.	163	14,435
Eaton Corp. Plc	400	26,289
Fortune Brands Home & Security Inc.	310	18,014
General Electric Co.	1,025	30,374
Ingersoll-Rand Plc	323	21,911
Nielsen Holdings Plc	338	18,124
Triumph Group Inc. (e)	337	9,382
Union Pacific Corp.	212	20,704
United Technologies Corp.	234	23,758
		202,808
INFORMATION TECHNOLOGY - 12.6%
Analog Devices Inc.	144	9,279
Apple Inc.	74	8,400
Cisco Systems Inc.	1,627	51,597
Cognizant Technology Solutions Corp. - Class A (c)	346	16,492
Intel Corp.	1,011	38,173
Maxim Integrated Products Inc.	559	22,336
Microsoft Corp.	305	17,540
Nokia Oyj - ADR (e)	2,587	14,976
QUALCOMM Inc.	380	26,055
		204,848
MATERIALS - 2.6%
Agrium Inc. (e)	115	10,439

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Dow Chemical Co.	401	20,772
International Paper Co.	216	10,379
		41,590
TELECOMMUNICATION SERVICES - 1.7%
Verizon Communications Inc.	518	26,935
UTILITIES - 3.5%
Dominion Resources Inc.	122	9,040
Edison International	217	15,694
Eversource Energy	380	20,613
NextEra Energy Inc.	102	12,473
		57,820
Total Common Stocks (cost $1,291,709)		1,613,917

SHORT TERM INVESTMENTS - 3.2%
Investment Company - 1.0%
JNL Money Market Fund, 0.24% (a) (h)	16,957	16,957
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (h)	35,452	35,452
Total Short Term Investments (cost $52,409)		52,409
Total Investments - 102.1% (cost $1,344,118)		1,666,326
Other Assets and Liabilities, Net - (2.1%)		(33,773)
Total Net Assets - 100.0%		$1,632,553

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

(a)	Investment in affiliate.
(b)	Consolidated Schedule of Investments.
(c)	Non-income producing security.
(d)

Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented less than 0.50% of each Fund’s net assets except for the following Funds: JNL/Franklin Templeton Mutual Shares Fund - 1.25%, JNL/PPM America Floating Rate Income Fund - 1.01%, JNL/PPM America High Yield Bond Fund - 1.14%, JNL/Westchester Capital Event Driven Fund - 2.45%.

(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in these Notes to Schedules of Investments.

(g)

All or a portion of the security was purchased or sold on a delayed delivery basis. As of September 30, 2016, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/BlackRock Global Allocation Fund $60,258; JNL/Capital Guardian Global Balanced Fund $3,643; JNL/Goldman Sachs Core Plus Bond Fund $210,317; JNL/Mellon Capital Bond Index Fund $60,806; JNL Multi-Manager Alternative Fund $105; JNL/Neuberger Berman Strategic Income Fund $133,289; JNL/PIMCO Real Return Fund $1,603,023; JNL/PIMCO Total Return Bond Fund $1,680,514; JNL/PPM America Total Return Fund $69,192; JNL/Scout Unconstrained Bond Fund $105,785; JNL/WMC Balanced Fund $186,739. As of September 30, 2016, the total proceeds for investments sold on a delayed delivery basis were as follows: JNL/Goldman Sachs Core Plus Bond Fund $23,034; JNL/Mellon Capital Bond Index Fund $4,162; JNL/WMC Balanced Fund $28,367.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of September 30, 2016.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2016.

(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral.
(p)	Security is restricted to resale to institutional investors. See Restricted Securities in these Notes to Schedules of Investments.
(q)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(r)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Board. As of September 30, 2016, the value and the percentage of net assets of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund - $104,105, 2.7%; JNL/Crescent High Income Fund - $166,103, 27.6%; JNL/DoubleLine Emerging Markets Fixed Income Fund - $11,763, 8.7%; JNL/DoubleLine Shiller Enhanced CAPE Fund - $229,562, 29.7%; JNL/FPA + DoubleLine Flexible Allocation Fund - $170,824, 8.4%; JNL/Franklin Templeton Global Growth Fund $10,198, 1.1%; JNL/Franklin Templeton Global Multisector Bond Fund - $145,222, 9.0%; JNL/Franklin Templeton Income Fund - $502,585, 21.1%; JNL/Franklin Templeton Mutual Shares Fund - $14,245, 1.2%; JNL/Goldman Sachs Core Plus Bond Fund - $189,118, 15.4%; JNL/Goldman Sachs Emerging Markets Debt Fund - $61,134, 18.6%; JNL/JPMorgan U.S. Government & Quality Bond Fund - $47,666, 2.8%; JNL/Mellon Capital Bond Index Fund - $5,602, 0.5%; JNL Multi-Manager Alternative Fund - $53,716, 6.9%; JNL/Neuberger Berman Strategic Income Fund - $40,917, 6.2%; JNL/Oppenheimer Emerging Markets Innovator Fund - $7,738, 2.6%; JNL/PIMCO Real Return Fund - $69,570, 4.2%; JNL/PIMCO Total Return Bond Fund - $460,211, 11.3%; JNL/PPM America Floating Rate Income Fund - $31,236, 2.5%; JNL/PPM America High Yield Bond Fund - $946,067, 40.4%; JNL/PPM America Total Return Fund - $160,755, 14.3%; JNL/Scout Unconstrained Bond Fund - $35,960, 2.9%; JNL/T. Rowe Price Short-Term Bond Fund - $411,471, 24.6%; JNL/T. Rowe Price Value Fund - $15,024, 0.4%; JNL/Westchester Capital Event Driven Fund - $8,486, 2.4%; JNL/WMC Balanced Fund - $284,711, 4.8%.

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded commitment at September 30, 2016. See Unfunded Commitments in these Notes to Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Convertible security.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.
(y)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(z)	This variable rate senior loan will settle after September 30, 2016, at which time the interest rate will be determined.
(*)	Shares subject to merger appraisal rights election.
†	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts, except foreign currency options.
‡	All or a portion of the security is subject to a written call option.

Currencies:

AED - United Arab Emirates Dirham

AUD - Australian Dollar

ARS - Argentine Peso

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

PHP - Philippine Peso

PLN - Polish Zloty

RSD - Serbian Dinar

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Republic Korunas

DKK - Danish Krone

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

RUB - Russian Ruble

SEK - Swedish Krona

GHS - Ghanaian Cedi

THB - Thai Baht

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

TRY - New Turkish Lira

TWD - Taiwan Dollar

KRW - Korean Won

LKR - Sri Lankan Rupee

UYU - Uruguayan Peso

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

ZAR - South African Rand

RON - Romanian New Leu

SGD - Singapore Dollar

USD - United States Dollar

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Abbreviations:

“-”  Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CAPE - Cyclically Adjusted Price Earnings

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CMBX.NA.AAA - Commercial Mortgage-backed Securities Index - North American

CLO - Collateralized Loan Obligation

CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted

CVA - Commanditaire Vennootschap op Aandelen

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor- Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years

Euro-OAT - debt instrument issued by the Republic of France with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

IBEX - Iberia Index

iTraxx - Group of international credit derivative indices monitored by the International Index Company

KCBT - Kansas City Board of Trade

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

LME - London Metal Exchange

MIB - Milano Indice Borsa

MICEX - Moscow Interbank Currency Exchange Index

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

OAT - Obligations Assimilables du Tresor

RBOB - Reformulated Blendstock for Oxygenate Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor’s

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

UFJ - United Financial of Japan

ULSD - Ultra-low sulfur diesel

WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CIS - Capital Institutional Services Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSI - Morgan Stanley & Co. International Plc

MSS - Morgan Stanley Capital Services Inc.

NSI - Nomura Securities International

NTS - Northern Trust Securities

RBC - Royal Bank of Canada

RBS - Royal Bank of Scotland

SCB - Standard Chartered Bank

SGA - SG Americas Securities, LLC

SGB - Societe Generale Bannon LLC

SSB - State Street Brokerage Services, Inc.

TDS - TD Securities Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - The Funds invest in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2016, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund
AliphCom Inc., 0.00%, 04/01/20	04/28/2015	$13,943	$1,186	—%
Bio City Development Co. BV, 0.00%, 07/06/18	08/26/2011	708	213	—
CapitaLand Ltd., 2.10%, 11/15/16	04/16/2012	2,790	2,564	0.1
Delta Topco Ltd.	01/23/2012	984	390	—
Delta Topco Ltd., 10.00%, 11/24/60	05/03/2012	2,218	1,640	—
Domo Inc.	04/02/2015	5,514	5,513	0.1%
Dropbox Inc. - Series C	01/29/2014	7,795	5,521	0.1
France Government Bond, 0.50%, 05/25/26	04/01/2016	21,742	22,143	0.6
Grand Rounds Inc.- Series C	04/01/2015	1,774	1,776	0.1
Logistics UK 2015 Plc, 3.99%, 08/20/18	08/04/2015	3,185	2,507	0.1
Lookout Inc.	03/05/2015	237	120	—
Lookout Inc.- Series F	09/22/2014	3,242	2,719	0.1
Palantir Technologies Inc.	02/10/2014	3,142	2,701	0.1
REI Agro Ltd., 0.00%, 11/13/14	02/08/2012	606	3	—
REI Agro Ltd., 0.00%, 11/13/14	11/13/2011	184	1	—
TFS Corp. Ltd., 8.75%, 08/01/23	07/20/2016	9,935	10,134	0.3
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	795	661	—
Telefonica Participaciones SAU, 4.90%, 09/25/17	08/01/2016	726	676	—
Telefonica SA, 6.00%, 07/24/17	07/18/2014	1,759	1,268	—
Uber Technologies Inc.	06/09/2014	4,702	15,011	0.4
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	10/16/2015	1,260	1,326	—
		$87,241	$78,073	2.0%
JNL/BlackRock Large Cap Select Growth Fund
Palantir Technologies Inc.	02/10/2014	$7,640	$6,567	0.2%
JNL/BlackRock Natural Resources Fund
Uranium Energy Corp.	11/02/2010	$1,244	$361	—%
JNL/Capital Guardian Global Balanced Fund
ASAT Holdings Ltd.	12/30/2009	$1	$—	—%
Abu Dhabi National Energy Co., 3.63%, 01/12/23	06/12/2015	600	611	0.1
Argentina Republic Government International Bond, 7.50%, 04/22/26	04/19/2016	200	226	0.1
BAT International Finance Plc, 2.75%, 06/15/20	06/11/2015	30	31	—
BAT International Finance Plc, 3.50%, 06/15/22	06/11/2015	20	21	—
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26	08/04/2016	198	194	—
Belgium Government Bond, 1.00%, 06/22/26	01/22/2016	1,624	1,764	0.4
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	209	213	0.1
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/2013	515	552	0.1
Cequel Communications Escrow I LLC, 6.38%, 09/15/20	12/02/2015	99	103	—
Communications Sales & Leasing Inc., 6.00%, 04/15/23	12/02/2015	48	52	—
Core Industrial Trust REMIC, 3.04%, 02/10/22	04/02/2015	82	84	—
Corporate Risk Holdings Corp.	09/10/2015	—	—	—
Corporate Risk Holdings I Inc.	09/10/2015	59	45	—
Credit Agricole SA, 4.38%, 03/17/25	03/10/2015	199	204	0.1
DJO Finco LLC, 8.13%, 06/15/21	12/02/2015	91	93	—
Daimler Finance North America LLC, 2.00%, 07/06/21	06/30/2016	200	200	—
Daimler Finance North America LLC, 2.25%, 03/02/20	02/24/2015	250	254	0.1
Dominican Republic International Bond, 6.88%, 01/29/26	06/29/2016	109	116	—
EMD Finance LLC, 2.40%, 03/19/20	03/17/2015	85	86	—
EMD Finance LLC, 2.95%, 03/19/22	04/01/2015	10	10	—
EMD Finance LLC, 3.25%, 03/19/25	03/17/2015	170	176	—
EQTY Mortgage Trust REMIC, 1.37%, 05/08/31	06/09/2014	115	114	—
Enterprise Fleet Financing LLC, 0.87%, 12/20/16	02/12/2014	30	30	—
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22	12/02/2015	96	116	—
First Quantum Minerals Ltd., 6.75%, 02/15/20	02/25/2014	100	92	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	02/25/2014	101	90	—
Hellenic Republic Government Bond, 3.38%, 07/17/17	09/09/2016	33	33	—
Hertz Vehicle Financing LLC, 2.73%, 03/25/20	04/15/2015	159	161	—
Hilton USA Trust REMIC, 2.66%, 11/05/18	11/25/2013	200	200	—
Indonesia Government International Bond, 3.75%, 06/14/28	08/12/2016	122	123	—
Italy Buoni Poliennali Del Tesoro, 3.50%, 03/01/30	01/22/2015	459	490	0.1
Italy Buoni Poliennali Del Tesoro, 4.75%, 08/01/23	01/06/2015	430	430	0.1
Korea Housing Finance Corp., 2.50%, 11/15/20	11/13/2015	249	255	0.1
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34	06/11/2015	200	223	0.1
Moneta Money Bank A/S	09/29/2016	515	525	0.1
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	100	101	—
NRG Energy Inc., 6.63%, 01/15/27	07/19/2016	15	15	—
Navios Maritime Acquisition Corp., 8.13%, 11/15/21	12/02/2015	93	73	—
Norway Government Bond, 3.75%, 05/25/21	10/01/2015	154	160	—
Norway Government Bond, 4.25%, 05/19/17	01/06/2012	136	102	—
Republic of Indonesia, 4.75%, 01/08/26	12/02/2015	299	335	0.1
Roche Holdings Inc., 3.35%, 09/30/24	02/20/2015	207	215	0.1
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	09/19/2016	10	10	—
Scentre Group Trust, 3.50%, 02/12/25	11/07/2014	104	109	—
Schlumberger Holdings Corp., 4.00%, 12/21/25	12/11/2015	120	131	—
Senegal Government International Bond, 8.75%, 05/13/21	10/30/2015	214	227	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Capital Guardian Global Balanced Fund (continued)
Spain Government Bond, 1.30%, 10/31/26	07/19/2016	$828	$871	0.2%
Spain Government Bond, 1.95%, 04/30/26	01/15/2016	766	863	0.2
Spain Government Bond, 2.75%, 10/31/24	06/13/2014	561	615	0.1
Spain Government Bond, 3.80%, 04/30/24	09/08/2016	1,320	1,322	0.3
Trade MAPS 1 Ltd., 1.22%, 12/10/16	01/07/2014	125	125	—
Trade MAPS 1 Ltd., 1.77%, 12/10/16	01/07/2014	100	100	—
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	208	0.1
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/2012	204	188	—
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	11/13/2014	200	202	0.1
WEA Finance LLC, 2.70%, 09/17/19	09/11/2014	200	205	0.1
WEA Finance LLC, 3.25%, 10/05/20	09/29/2015	399	417	0.1
Zambia Government International Bond, 8.50%, 04/14/24	08/04/2016	181	197	—
		$14,144	$14,708	3.0%
JNL/Crescent High Income Fund
Ancestry.com Inc., 9.63%, 10/15/18	08/19/2016	$2,279	$2,278	0.4%
Block Communications Inc., 7.25%, 02/01/20	06/13/2016	1,781	1,794	0.3
Consolidated Container Co. LLC, 10.13%, 07/15/20	08/26/2016	1,277	1,278	0.2
Constellium NV, 5.75%, 05/15/24	08/23/2016	1,004	1,018	0.2
Dole Food Co. Inc., 7.25%, 05/01/19	08/05/2016	3,292	3,273	0.6
Emerald Expositions Holding Inc., 9.00%, 06/15/21	07/07/2016	818	831	0.1
Intrepid Aviation Group Holdings LLC, 6.88%, 02/15/19	07/21/2016	1,836	1,800	0.3
Lonestar Resources America Inc., 8.75%, 04/15/19	08/25/2016	1,448	1,417	0.2
Midas Intermediate Holdco II LLC, 7.88%, 10/01/22	07/21/2016	1,259	1,272	0.2
		$14,994	$14,961	2.5%
JNL/DFA U.S. Core Equity Fund
Casa Lay	01/30/2015	$14	$14	—%
Dyax Corp.	01/25/2016	3	3	—
HKN Inc.	08/03/2012	2	—	—
Property Development Center	01/30/2015	1	1	—
		$20	$18	—%
JNL/FPA + DoubleLine Flexible Allocation Fund
Delta Topco Ltd.	01/23/2012	$30,886	$10,722	0.5%
Delta Topco Ltd., 10.00%, 11/24/60	05/03/2012	60,669	45,108	2.3
Media Group Holdings LLC	06/21/2013	62,839	7,228	0.4
		$154,394	$63,058	3.2%
JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	11/05/2013	$31,362	$35,848	3.9%
JNL/Franklin Templeton Global Multisector Bond Fund
CEVA Holdings LLC	11/09/2012	$1,008	$272	—%
CEVA Holdings LLC	11/09/2012	466	126	—
CEVA Holdings LLC	05/02/2013	22	8	—
Edcon Ltd.	12/15/2015	—	—	—
Edcon Ltd.	12/15/2015	—	—	—
Edcon Ltd.	12/15/2015	—	—	—
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23	07/11/2014	468	409	—
Portugal Obrigacoes do Tesouro OT, 5.65%, 02/15/24	07/11/2014	1,217	1,056	0.1
		$3,181	$1,871	0.1%
JNL/Franklin Templeton Income Fund
CEVA Holdings LLC	07/23/2012	$3,602	$645	0.1%
CEVA Holdings LLC- Series A-1	05/02/2013	72	25	—
CEVA Holdings LLC- Series A-2	07/23/2012	2,444	612	—
Rex Energy Corp.	05/04/2015	76	67	—
		$6,194	$1,349	0.1%
JNL/Franklin Templeton International Small Cap Growth Fund
Aderans Holdings Co. Ltd.	04/21/2010	$9,202	$3,294	0.6%
Refresco Group NV	01/06/2016	3,149	3,151	0.6
Thule Group AB	08/26/2015	2,559	3,566	0.7
		$14,910	$10,011	1.9%
JNL/Franklin Templeton Mutual Shares Fund
Tribune Co. Litigation Interests	02/22/2013	$—	$—	—%
Tropicana Entertainment LLC, 0.00%, 12/15/14	12/14/2007	744	—	—
Warrior Met Coal LLC, Class A	05/07/2015	3,711	444	—
Warrior Met Coal LLC, Class B	03/24/2016	554	1,073	0.1
		$5,009	$1,517	0.1%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Goldman Sachs Core Plus Bond Fund
Commonwealth of Puerto Rico, 0.00%, 07/01/26	05/13/2014	$137	$102	—%
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/2014	7	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/2014	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/2014	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/33	09/09/2014	111	86	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/13/2014	7	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/2014	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/35	03/11/2014	865	690	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/2014	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/2014	11	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	03/27/2014	179	161	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/2014	44	39	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/2014	11	9	—
Credit Suisse European Mortgage Capital Ltd., 2.75%, 04/20/20	05/28/2015	2,766	2,810	0.3
Federal Home Loan Mortgage Corp., 3.00%, 12/15/27	04/10/2013	78	73	—
Federal Home Loan Mortgage Corp. REMIC, 5.08%, 05/15/45	05/17/2016	211	210	—
Federal Home Loan Mortgage Corp. REMIC, 5.48%, 05/15/41	07/15/2016	167	154	—
Federal Home Loan Mortgage Corp. REMIC, 5.48%, 05/15/46	09/15/2016	815	838	0.1
Federal Home Loan Mortgage Corp. REMIC, 5.53%, 03/15/44	09/28/2016	151	146	—
Federal Home Loan Mortgage Corp. REMIC, 5.53%, 04/15/44	05/09/2016	228	184	—
Federal Home Loan Mortgage Corp. REMIC, 5.58%, 07/15/39	12/22/2015	152	160	—
Federal Home Loan Mortgage Corp. REMIC, 5.58%, 11/15/43	11/27/2013	145	218	—
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association REMIC, 4.00%, 02/25/46	07/11/2016	361	396	0.1
Federal National Mortgage Association REMIC, 4.48%, 11/25/40	09/28/2012	(14)	608	0.1
Federal National Mortgage Association REMIC, 5.17%, 11/25/45	10/29/2015	1,844	2,140	0.2
Federal National Mortgage Association REMIC, 5.17%, 11/25/45	10/29/2015	297	320	—
Federal National Mortgage Association REMIC, 5.17%, 11/25/45	10/29/2015	78	71	—
Federal National Mortgage Association REMIC, 5.42%, 02/25/42	07/14/2016	180	172	—
Federal National Mortgage Association REMIC, 5.57%, 09/25/43	09/24/2015	150	144	—
Federal National Mortgage Association REMIC, 5.57%, 12/25/43	10/02/2015	328	358	—
Federal National Mortgage Association REMIC, 5.62%, 07/25/42	01/28/2016	139	118	—
Federal National Mortgage Association REMIC, 5.62%, 02/25/46	05/24/2016	364	410	0.1
Federal National Mortgage Association REMIC, 5.72%, 01/25/45	10/09/2015	165	176	—
Federal National Mortgage Association REMIC, 5.72%, 11/25/45	10/29/2015	137	127	—
Federal National Mortgage Association REMIC, 6.14%, 07/25/42	06/06/2016	137	123	—
Government National Mortgage Association REMIC, 4.00%, 12/20/44	09/14/2016	180	174	—
Government National Mortgage Association REMIC, 5.00%, 10/20/44	03/07/2016	447	402	0.1
Government National Mortgage Association REMIC, 5.00%, 08/20/45	03/04/2016	375	350	—
Government National Mortgage Association REMIC, 5.07%, 09/20/44	10/22/2015	88	78	—
Government National Mortgage Association REMIC, 5.07%, 05/20/45	07/27/2016	301	295	—
Government National Mortgage Association REMIC, 5.12%, 01/20/46	01/29/2016	333	282	—
Government National Mortgage Association REMIC, 5.12%, 01/20/46	01/29/2016	259	261	—
Government National Mortgage Association REMIC, 5.12%, 01/20/46	01/29/2016	126	103	—
Government National Mortgage Association REMIC, 5.17%, 10/20/45	11/18/2015	107	85	—
Government National Mortgage Association REMIC, 5.18%, 08/20/45	10/07/2015	516	438	0.1
Government National Mortgage Association REMIC, 5.19%, 09/20/45	10/20/2015	131	102	—
Government National Mortgage Association REMIC, 5.21%, 08/20/45	08/27/2015	131	88	—
Government National Mortgage Association REMIC, 5.22%, 03/20/40	09/30/2015	214	196	—
Government National Mortgage Association REMIC, 5.47%, 08/20/40	01/06/2016	317	278	—
Government National Mortgage Association REMIC, 5.57%, 09/20/43	10/15/2015	82	73	—
Government National Mortgage Association REMIC, 5.57%, 10/20/43	05/04/2016	337	303	—
Government National Mortgage Association REMIC, 5.57%, 03/20/44	10/15/2015	92	89	—
Government National Mortgage Association REMIC, 5.62%, 05/20/41	01/15/2016	222	183	—
Government National Mortgage Association REMIC, 5.62%, 07/20/43	10/19/2015	79	69	—
Government National Mortgage Association REMIC, 5.62%, 11/20/43	12/11/2015	75	70	—
Government National Mortgage Association REMIC, 5.67%, 09/20/45	09/01/2015	375	302	—
Government National Mortgage Association REMIC, 5.67%, 11/20/45	12/01/2015	99	90	—
Government National Mortgage Association REMIC, 5.72%, 12/20/42	12/11/2015	126	110	—
Government National Mortgage Association REMIC, 5.72%, 09/20/45	07/07/2016	411	391	0.1
Government National Mortgage Association REMIC, 6.17%, 08/16/43	11/14/2013	133	172	—
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	09/22/2010	4,562	4,030	0.3
Home Interior Gift Inc.	02/22/2006	184	—	—
Macquarie Bank Ltd., 6.63%, 04/07/21	10/27/2014	1,641	1,699	0.2
Sappi Papier Holding GmbH, 7.75%, 07/15/17	10/16/2014	1,218	1,227	0.1
		$23,444	$23,028	1.9%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Goldman Sachs Emerging Markets Debt Fund
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 10.00%, 07/24/24)	08/12/2011	$1,052	$672	0.2%
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.00%, 07/24/20)	07/26/2011	2,892	1,784	0.6
Commonwealth of Puerto Rico, 0.00%, 07/01/27	05/13/2014	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/2014	19	15	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/2014	34	28	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/2014	15	12	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/2014	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/2014	15	13	—
Commonwealth of Puerto Rico, 0.00%, 07/01/37	05/08/2014	48	49	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/2014	42	34	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	10/22/2014	214	185	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/39	05/05/2014	12	13	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/2014	31	27	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/2014	30	25	—
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21)	06/26/2012	3,793	2,649	0.8
First Quantum Minerals Ltd., 6.75%, 02/15/20	10/16/2015	296	333	0.1
First Quantum Minerals Ltd., 7.00%, 02/15/21	07/18/2016	44	45	—
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27	07/14/2015	580	597	0.2
Trust F/1401, 6.95%, 01/30/44	01/24/2014	272	287	0.1
		$9,405	$6,780	2.1%
JNL/JPMorgan U.S. Government & Quality Bond Fund
IndyMac Seconds Asset Backed Trust REMIC, 0.79%, 06/25/36	05/22/2006	$744	$152	—%
SACO I Inc. REMIC, 0.79%, 06/25/36	05/30/2006	138	238	—
		$882	$390	—%
JNL/Morgan Stanley Mid Cap Growth Fund
Dropbox Inc.- Series A-1	05/02/2012	$40	$61	0.1%
Dropbox Inc.- Series C	01/30/2014	483	342	0.3
Flipkart Ltd.- Series D	01/07/2013	245	556	0.4
SurveyMonkey Inc.	11/26/2014	679	419	0.3
		$1,447	$1,378	1.1%
JNL Multi-Manager Alternative Fund
Berry Petroleum Co., 0.00%, 11/01/20	03/16/2016	$7	$23	—%
Compiler Finance Sub Inc., 7.00%, 05/01/21	04/30/2015	32	19	—
Petrobras Global Finance BV, 5.63%, 05/20/43	06/22/2016	181	196	—
Petrobras Global Finance BV, 6.85%, 06/05/15	06/01/2015	284	322	0.1
Sanchez Energy Corp., 6.13%, 01/15/23	08/26/2015	60	64	—
WL Ross Holding Corp.	06/09/2016	71	40	—
WL Ross Nexeo Holding Corp.	06/09/2016	838	748	0.1
WLRS Fund I LLC	06/09/2016	46	29	—
		$1,519	$1,441	0.2%
JNL/Oppenheimer Emerging Markets Innovator Fund
Fu Shou Yuan International Group Ltd.	09/28/2015	$3,164	$2,547	0.9%
JNL/PIMCO Real Return Fund
Aquilae CLO Plc, 0.05%, 01/17/23	09/28/2010	$132	$117	—%
Finn Square CLO Ltd., 2.05%, 12/24/23	09/01/2016	900	901	0.1
		$1,032	$1,018	0.1%
JNL/PIMCO Total Return Bond Fund
A P Moller - Maersk A/S, 2.55%, 09/22/19	03/21/2016	$3,951	$4,025	0.1%
Asciano Finance Ltd., 5.00%, 04/07/18	04/01/2011	4,616	4,758	0.1
BPCE SA,12.50%, callable at 100 beginning 09/30/19	11/21/2014	6,906	7,092	0.2
Blackstone CQP Holdco LP, 9.30%, 03/31/19	06/26/2014	4,756	4,776	0.1
Cantor Fitzgerald LP, 6.50%, 06/17/22	06/15/2015	11,100	11,722	0.3
Finn Square CLO Ltd., 2.05%, 12/24/23	09/02/2016	13,500	13,514	0.3
GS Mortgage Securities Trust, 3.60%, 10/10/49	09/22/2016	8,865	8,909	0.2
JPMorgan Chase Commercial Mortgage Securities Corp., 1.98%, 07/15/17	09/16/2016	5,000	5,000	0.1
Panther CDO V BV, 0.15%, 10/15/84	04/06/2015	6,577	6,889	0.2
Piper Jaffray Cos., 5.06%, 10/09/18	10/09/2015	3,000	3,030	0.1
SpringCastle America Funding LLC, 3.05%, 04/25/29	09/16/2016	10,200	10,212	0.3
VB-S1 Issuer LLC, 4.46%, 06/15/21	06/08/2016	2,000	2,015	0.1
Venture XVIII CLO Ltd., 2.13%, 10/15/26	09/15/2016	6,003	5,995	0.1
		$86,474	$87,937	2.2%
JNL/PPM America High Yield Bond Fund
American Energy - Woodford LLC, 9.00%, 09/15/22	09/12/2014	$4,834	$2,150	0.1%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PPM America High Yield Bond Fund (continued)
Double Eagle Acquisition Sub Inc., 7.50%, 10/01/24	09/29/2016	$2,849	$2,899	0.1%
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2014	9,266	9,100	0.4
Landry’s Inc., 6.75%, 10/15/24	09/20/2016	6,339	6,370	0.3
Lone Pine Resources Inc.- Class A	12/05/2014	1,039	—	—
Lone Pine Resources Inc. Escrow	12/05/2014	1,039	—	—
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24	09/29/2016	8,368	8,440	0.4
Prairie Provident Resources Inc.	08/20/2012	1,039	151	—
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	09/19/2016	9,423	9,659	0.4
St. Mary’s Cement Inc., 5.75%, 01/28/27	09/28/2016	5,887	5,916	0.2
		$50,083	$44,685	1.9%
JNL/PPM America Floating Rate Income Fund
Double Eagle Acquisition Sub Inc., 7.50%, 10/01/24	09/29/2016	$593	$604	0.1%
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24	09/29/2016	1,743	1,758	0.1
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	09/19/2016	3,141	3,219	0.3
		$5,477	$5,581	0.5%
JNL/PPM America Total Return Fund
Enel SpA, 8.75%, 09/24/73	09/17/2013	$1,460	$1,720	0.2%
JPMorgan Mortgage Trust, 3.00%, 10/25/46	09/26/2016	3,510	3,511	0.3
Mexico City Airport Trust, 4.25%, 10/31/26	09/22/2016	1,167	1,182	0.1
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24	09/29/2016	3,835	3,868	0.3
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	09/19/2016	2,748	2,817	0.3
		$12,720	$13,098	1.2%
JNL/T. Rowe Price Established Growth Fund
Airbnb Inc.	07/14/2015	$7,889	$8,898	0.1%
Airbnb Inc.- Series D	04/16/2014	6,792	17,516	0.3
Beijing Xiaoju Kuaizhi Co. Ltd	10/20/2015	6,753	9,413	0.2
Dropbox Inc.- Class A	11/11/2014	8,341	5,908	0.1
Flipkart Ltd.	03/20/2015	1,141	522	—
Flipkart Ltd.- Series A	03/20/2015	389	178	—
Flipkart Ltd.- Series C	03/20/2015	688	314	—
Flipkart Ltd.- Series E	03/20/2015	1,278	585	—
Flipkart Ltd.- Series G	12/17/2014	6,117	2,663	—
Flipkart Ltd.- Series H	04/20/2015	6,745	2,472	—
LivingSocial- Series F	11/18/2011	1,185	—	—
WeWork Co.	06/23/2015	4,998	5,720	0.1
WeWork Co.	06/23/2015	556	636	—
		$52,872	$54,825	0.8%
JNL/T. Rowe Price Mid-Cap Growth Fund
Dropbox Inc.	05/02/2012	$383	$573	—%
Dropbox Inc.- Series A	05/02/2012	476	712	—
Dropbox Inc.- Series A-1	05/02/2012	2,339	3,496	0.1
LivingSocial	04/01/2011	4,061	—	—
WeWork Co.	12/10/2014	1,343	3,361	0.1
WeWork Co.- Series D-1	12/10/2014	2,591	5,858	0.2
WeWork Co.- Series D-2	12/10/2014	2,036	4,603	0.1
		$13,229	$18,603	0.5%
JNL/Westchester Capital Event Driven Fund
Winthrop Realty Trust	06/25/2015	$661	$410	0.1%

New Fund - JNL Multi-Manager Mid Cap Fund commenced operations September 19, 2016.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

September 30, 2016

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments (in thousands) at September 30, 2016:

	Unfunded Commitment	Unrealized Appreciation/ (Depreciation)
JNL/PPM America Floating Rate Income Fund
Kenan Advantage Group Inc. Strip Delayed Draw Term Loan	$139	$(2)
USAGM HoldCo LLC Incremental Delayed Draw Term Loan	254	3

Certain Funds may enter into commitments, or agreements, to acquire an equity investment at a future date (subject to conditionality) in connection with a potential public or non-public offering.  Such agreements may obligate a Fund to make future cash payments.  At September 30, 2016, JNL/Franklin Templeton Mutual Shares Fund had an outstanding commitment of $277 (in thousands).  At September 30, 2016, there was no unrealized appreciation/depreciation on this outstanding commitment.

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”), and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser(s), a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by approved pricing services.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the primary exchange.  If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

September 30, 2016

utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FASB ASC Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2016, by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/AB Dynamic Asset Allocation Fund
Purchased Options	$—	6	$—	$—	$6
Investment Companies	24,697	—	—	—	24,697
Government and Agency Obligations	—	1,459	—	—	1,459
Short Term Investments	8,651	5,349	—	—	14,000
Fund Total	$33,348	$6,814	$—	$—	$40,162
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$358,030	$347,073	$—	$—	$705,103
Fund Total	$358,030	$347,073	$—	$—	$705,103
JNL/BlackRock Global Allocation Fund
Common Stocks
Consumer Discretionary	$142,500	$141,444	$390	$—	$284,334
Consumer Staples	62,654	57,048	—	—	119,702
Energy	127,582	24,639	—	—	152,221
Financials	202,104	112,804	—	—	314,908
Health Care	206,262	74,683	—	—	280,945
Industrials	92,499	182,725	—	—	275,224
Information Technology	259,669	58,652	120	—	318,441
Materials	39,822	69,275	—	—	109,097

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

September 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/BlackRock Global Allocation Fund (continued)
Real Estate	$21,617	$53,088	$—	$—	$74,705
Telecommunication Services	10,295	52,239	—	—	62,534
Utilities	22,127	21,107	—	—	43,234
Trust Preferreds	7,530	—	—	—	7,530
Preferred Stocks	61,382	4,756	33,241	—	99,379
Warrants	—	145	—	—	145
Purchased Options	196	20,287	—	—	20,483
Investment Companies	124,180	—	—	—	124,180
Non-U.S. Government Agency ABS	—	2,507	—	—	2,507
Corporate Bonds and Notes	—	229,939	3,047	—	232,986
Variable Rate Senior Loan Interests	—	23,939	6,908	—	30,847
Government and Agency Obligations	—	861,176	—	—	861,176
Short Term Investments	—	438,098	—	80,112	518,210
Fund Total	$1,380,419	$2,428,551	$43,706	$80,112	$3,932,788
JNL/BlackRock Large Cap Select Growth Fund
Common Stocks	$2,495,158	$81,810	$—	$—	$2,576,968
Preferred Stocks	—	—	6,567	—	6,567
Short Term Investments	45,408	—	—	57,609	103,017
Fund Total	$2,540,566	$81,810	$6,567	$57,609	$2,686,552
JNL/BlackRock Natural Resources Fund
Common Stocks	$878,794	$14,149	$—	$—	$892,943
Short Term Investments	43,461	—	—	14,588	58,049
Fund Total	$922,255	$14,149	$—	$14,588	$950,992
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks
Consumer Discretionary	$55,333	$25,086	$—	$—	$80,419
Consumer Staples	15,850	42,942	—	—	58,792
Energy	56,735	7,037	—	—	63,772
Financials	78,723	41,125	—	—	119,848
Health Care	62,777	25,122	—	—	87,899
Industrials	32,796	62,380	—	—	95,176
Information Technology	70,528	40,122	—	—	110,650
Materials	36,367	6,985	—	—	43,352
Real Estate	—	1,677	—	—	1,677
Telecommunication Services	—	13,903	—	—	13,903
Preferred Stocks	—	6,728	—	—	6,728
Short Term Investments	40,754	—	—	—	40,754
Fund Total	$449,863	$273,107	$—	$—	$722,970
JNL/Brookfield Global Infrastructure and MLP Fund
Common Stocks	$601,915	$281,754	$—	$—	$883,669
Short Term Investments	13,883	—	—	12,445	26,328
Fund Total	$615,798	$281,754	$—	$12,445	$909,997
JNL/Capital Guardian Global Balanced Fund
Common Stocks
Consumer Discretionary	$21,666	$32,470	$—	$—	$54,136
Consumer Staples	7,106	18,229	—	—	25,335
Energy	15,375	2,182	—	—	17,557
Financials	27,006	26,282	—	—	53,288
Health Care	6,008	11,221	—	—	17,229
Industrials	15,451	12,813	—	—	28,264
Information Technology	16,830	18,900	—	—	35,730
Materials	10,331	13,262	—	—	23,593
Real Estate	3,415	1,692	—	—	5,107
Telecommunication Services	8,332	13,419	—	—	21,751
Utilities	5,455	3,295	—	—	8,750
Preferred Stocks	3,380	439	45	—	3,864
Non-U.S. Government Agency ABS	—	2,823	—	—	2,823
Corporate Bonds and Notes	—	35,546	—	—	35,546
Government and Agency Obligations	—	125,029	—	—	125,029
Short Term Investments	32,045	22	—	10,657	42,724
Fund Total	$172,400	$317,624	$45	$10,657	$500,726
JNL/Causeway International Value Select Fund
Common Stocks	$28,710	$695,082	$—	$—	$723,792
Preferred Stocks	—	26,573	—	—	26,573
Short Term Investments	59,527	—	—	—	59,527
Fund Total	$88,237	$721,655	$—	$—	$809,892
JNL/Crescent High Income Fund
Corporate Bonds and Notes	$—	$407,508	$—	$—	$407,508
Variable Rate Senior Loan Interests	—	157,347	8,419	—	165,766
Other Equity Interests	—	1,598	—	—	1,598

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

September 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Crescent High Income Fund (continued)
Short Term Investments	$85,741	$—	$—	$—	$85,741
Fund Total	$85,741	$566,453	$8,419	$—	$660,613
JNL/DFA U.S. Core Equity Fund
Common Stocks	$839,476	$6,354	$—	$—	$845,830
Rights	—	—	18	—	18
Short Term Investments	18,935	—	—	—	18,935
Fund Total	$858,411	$6,354	$18	$—	$864,783
JNL/DoubleLine Emerging Markets Fixed Income Fund
Corporate Bonds and Notes	$—	$105,464	$—	$—	$105,464
Government and Agency Obligations	—	17,668	—	—	17,668
Short Term Investments	16,733	—	—	—	16,733
Fund Total	$16,733	$123,132	$—	$—	$139,865
JNL/DoubleLine Shiller Enhanced CAPE Fund
Non-U.S. Government Agency ABS	$—	$358,075	$10,098	$—	$368,173
Corporate Bonds and Notes	—	122,503	—	—	122,503
Variable Rate Senior Loan Interests	—	17,460	—	—	17,460
Government and Agency Obligations	—	159,395	—	—	159,395
Short Term Investments	66,640	—	—	—	66,640
Fund Total	$66,640	$657,433	$10,098	$—	$734,171
JNL/FPA + DoubleLine Flexible Allocation Fund
Common Stocks	$1,027,193	$205,915	$17,950	$—	$1,251,058
Non-U.S. Government Agency ABS	—	222,766	4,806	—	227,572
Corporate Bonds and Notes	—	152,335	45,108	—	197,443
Variable Rate Senior Loan Interests	—	29,140	—	—	29,140
Government and Agency Obligations	—	309,232	—	—	309,232
Short Term Investments	56,589	—	—	—	56,589
Fund Total	$1,083,782	$919,388	$67,864	$—	$2,071,034
JNL/Franklin Templeton Global Growth Fund
Common Stocks
Brazil	$4,953	$—	$—	$—	$4,953
China	6,946	16,644	—	—	23,590
France	—	56,987	—	—	56,987
Germany	—	48,515	—	—	48,515
Hong Kong	—	8,916	—	—	8,916
India	—	7,956	—	—	7,956
Ireland	14,311	13,293	—	—	27,604
Israel	22,456	—	—	—	22,456
Italy	—	18,322	—	—	18,322
Japan	—	47,998	—	—	47,998
Netherlands	12,261	47,579	—	—	59,840
Portugal	—	10,140	—	—	10,140
Russian Federation	—	10,687	—	—	10,687
Singapore	—	15,819	—	—	15,819

South Korea	9,915	51,342	—	—	61,257
Spain	—	11,356	—	—	11,356
Sweden	—	16,376	—	—	16,376
Switzerland	—	35,888	—	—	35,888
Thailand	—	2,611	—	—	2,611
Turkey	7,662	—	—	—	7,662
United Kingdom	—	96,417	—	—	96,417
United States of America	305,011	—	—	—	305,011
Corporate Bonds and Notes	—	10,198	—	—	10,198
Short Term Investments	17,164	—	—	37,158	54,322
Fund Total	$400,679	$527,044	$—	$37,158	$964,881
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$18,305	$—	$—	$18,305
Government and Agency Obligations	—	1,213,473	—	—	1,213,473
Preferred Stocks	—	—	406	—	406
Warrants	—	—	—	—	—
Short Term Investments	195,285	169,289	—	—	364,574
Fund Total	$195,285	$1,401,067	$406	$—	$1,596,758
JNL/Franklin Templeton Income Fund
Common Stocks	$926,832	$81,040	$645	$—	$1,008,517
Equity Linked Structured Notes	—	122,606	—	—	122,606
Preferred Stocks	57,310	550	637	—	58,497
Corporate Bonds and Notes	—	866,958	—	—	866,958
Variable Rate Senior Loan Interests	—	69,910	—	—	69,910
Other Equity Interests	—	—	1	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

September 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Franklin Templeton Income Fund (continued)
Short Term Investments	$257,790	$—	$—	$107,825	$365,615
Fund Total	$1,241,932	$1,141,064	$1,283	$107,825	$2,492,104
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks
Belgium	$1,947	$1,035	$—	$—	$2,982
Bermuda	14,340	—	—	—	14,340
Brazil	3,227	—	—	—	3,227
Canada	44,122	139	—	—	44,261
China	—	4,232	—	—	4,232
Denmark	—	7,692	—	—	7,692
Finland	—	28,126	—	—	28,126
France	—	19,941	—	—	19,941
Germany	2,186	10,178	—	—	12,364
Greece	3,662	—	—	—	3,662
Hong Kong	535	18,228	—	—	18,763
India	—	3,470	—	—	3,470
Ireland	33,980	10,131	—	—	44,111
Italy	—	14,293	—	—	14,293
Japan	—	48,513	—	—	48,513
Luxembourg	—	2,540	—	—	2,540
Netherlands	10,323	7,845	—	—	18,168
Norway	1,092	1,303	—	—	2,395
Philippines	—	2,525	—	—	2,525
Poland	—	1,171	—	—	1,171
Singapore	3,941	11,319	—	—	15,260
South Korea	—	7,839	—	—	7,839
Spain	10,505	9,345	—	—	19,850
Sweden	2,003	4,828	—	—	6,831
Switzerland	4,401	17,503	—	—	21,904
Taiwan	—	8,179	—	—	8,179
Thailand	—	1,436	—	—	1,436
United Kingdom	28,969	75,353	—	—	104,322
United States of America	14,881	—	—	—	14,881
Preferred Stocks	924	—	—	—	924
Short Term Investments	22,422	—	—	19,763	42,185
Fund Total	$203,460	$317,164	$—	$19,763	$540,387
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$837,672	$152,879	$1,517	$—	$992,068
Corporate Bonds and Notes	—	20,304	—	—	20,304
Variable Rate Senior Loan Interests	—	23,102	2,562	—	25,664
Government and Agency Obligations	—	3,110	—	—	3,110
Other Equity Interests	—	882	—	—	882
Short Term Investments	91,905	—	—	9,217	101,122
Fund Total	$929,577	$200,277	$4,079	$9,217	$1,143,150
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$139,161	$13,610	$—	$152,771
Corporate Bonds and Notes	—	328,990	—	—	328,990
Government and Agency Obligations	—	748,862	—	—	748,862
Credit Linked Structured Notes	—	4,030	—	—	4,030
Common Stocks	—	—	—	—	—
Short Term Investments	178,041	—	—	—	178,041
Fund Total	$178,041	$1,221,043	$13,610	$—	$1,412,694
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$82,130	$265	$—	$82,395
Government and Agency Obligations	—	187,683	—	—	187,683
Credit Linked Structured Notes	—	33,762	—	—	33,762
Common Stocks	—	—	24	—	24
Short Term Investments	2,253	7,081	—	—	9,334
Fund Total	$2,253	$310,656	$289	$—	$313,198
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$932,908	$—	$—	$—	$932,908
Short Term Investments	18,825	—	—	—	18,825
Fund Total	$951,733	$—	$—	$—	$951,733
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$458,328	$—	$—	$—	$458,328
Short Term Investments	9,551	—	—	—	9,551
Fund Total	$467,879	$—	$—	$—	$467,879

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

September 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Harris Oakmark Global Equity Fund
Common Stocks
China	$1,386	$—	$—	$—	$1,386
France	—	5,389	—	—	5,389
Germany	—	5,848	—	—	5,848
Italy	—	3,025	—	—	3,025
Japan	—	3,874	—	—	3,874
Mexico	1,937	—	—	—	1,937
Netherlands	—	1,387	—	—	1,387
South Korea	—	1,297	—	—	1,297
Sweden	—	650	—	—	650
Switzerland	—	13,489	—	—	13,489
United Kingdom	—	2,348	—	—	2,348
United States of America	20,115	—	—	—	20,115
Short Term Investments	3,870	—	—	—	3,870
Fund Total	$27,308	$37,307	$—	$—	$64,615
JNL/Invesco China-India Fund
Common Stocks	$76,194	$379,868	$—	$—	$456,062
Short Term Investments	4,187	—	—	14,957	19,144
Fund Total	$80,381	$379,868	$—	$14,957	$475,206
JNL/Invesco Global Real Estate Fund
Common Stocks
Australia	$—	$121,290	$—	$—	$121,290
Canada	52,487	—	—	—	52,487
China	—	34,823	—	—	34,823
France	—	71,327	—	—	71,327
Germany	—	62,170	—	—	62,170
Hong Kong	—	122,067	—	—	122,067
Ireland	8,782	—	—	—	8,782
Japan	—	215,085	—	—	215,085
Luxembourg		5,495	—	—	5,495
Netherlands	—	14,918	—	—	14,918
Singapore	—	43,496	—	—	43,496
Spain	—	20,747	—	—	20,747
Sweden	—	21,817	—	—	21,817
Switzerland	—	16,544	—	—	16,544
United Kingdom	5,032	84,857	—	—	89,889
United States of America	1,062,254	—	—	—	1,062,254
Short Term Investments	42,482	—	—	—	42,482
Fund Total	$1,171,037	$834,636	$—	$—	$2,005,673
JNL/Invesco International Growth Fund
Common Stocks	$246,465	$938,837	$—	$—	$1,185,302
Short Term Investments	122,573	—	—	—	122,573
Fund Total	$369,038	$938,837	$—	$—	$1,307,875
JNL/Invesco Mid Cap Value Fund
Common Stocks	$550,627	$5,390	$—	$—	$556,017
Short Term Investments	31,228	—	—	—	31,228
Fund Total	$581,855	$5,390	$—	$—	$587,245
JNL/Invesco Small Cap Growth Fund
Common Stocks	$1,406,673	$—	$—	$—	$1,406,673
Short Term Investments	81,388	—	—	—	81,388
Fund Total	$1,488,061	$—	$—	$—	$1,488,061
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$1,556,890	$—	$—	$—	$1,556,890
Short Term Investments	108,669	—	—	—	108,669
Fund Total	$1,665,559	$—	$—	$—	$1,665,559
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$63,843	$—	$—	$63,843
Corporate Bonds and Notes	—	74,394	—	—	74,394
Government and Agency Obligations	—	1,480,942	—	—	1,480,942
Short Term Investments	62,656	—	—	—	62,656
Fund Total	$62,656	$1,619,179	$—	$—	$1,681,835
JNL/Lazard Emerging Markets Fund
Common Stocks
Argentina	$13,505	$—	$—	$—	$13,505
Brazil	105,082	—	—	—	105,082
China	81,959	72,659	—	—	154,618
Egypt	8,474	—	—	—	8,474
Hungary	—	16,623	—	—	16,623
India	—	89,693	—	—	89,693
Indonesia	25,757	37,726	—	—	63,483

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

September 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Lazard Emerging Markets Fund (continued)
Mexico	$29,806	$—	$—	$—	$29,806
Pakistan	—	19,460	—	—	19,460
Philippines	9,272	—	—	—	9,272
Russian Federation	12,166	63,505	—	—	75,671
South Africa	2,273	79,575	—	—	81,848
South Korea	—	128,042	—	—	128,042
Taiwan	53,983	—	—	—	53,983
Thailand	—	13,276	—	—	13,276
Turkey	—	43,847	—	—	43,847
United Kingdom	6,161	—	—	—	6,161
Short Term Investments	10,829	—	—	—	10,829
Fund Total	$359,267	$564,406	$—	$—	$923,673
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$165,548	$733,615	$850	$—	$900,013
Preferred Stocks	34,732	8,417	—	—	43,149
Rights	—	50	—	—	50
Short Term Investments	12,019	769	—	13,626	26,414
Fund Total	$212,299	$742,851	$850	$13,626	$969,626
JNL/Mellon Capital European 30 Fund
Common Stocks	$—	$375,498	$—	$—	$375,498
Preferred Stocks	—	11,775	—	—	11,775
Fund Total	$—	$387,273	$—	$—	$387,273
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$—	$209,987	$—	$—	$209,987
Investment Companies	4,350	—	—	—	4,350
Short Term Investments	184	—	—	—	184
Fund Total	$4,534	$209,987	$—	$—	$214,521
JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$6,012,699	$—	$—	$—	$6,012,699
Short Term Investments	59,670	124,956	—	106,162	290,788
Fund Total	$6,072,369	$124,956	$—	$106,162	$6,303,487
JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$2,179,417	$—	$—	$—	$2,179,417
Short Term Investments	62,813	2,534	—	105,826	171,173
Fund Total	$2,242,230	$2,534	$—	$105,826	$2,350,590
JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,972,606	$4,663	$154	$—	$1,977,423
Short Term Investments	14,725	1,255	—	140,645	156,625
Fund Total	$1,987,331	$5,918	$154	$140,645	$2,134,048
JNL/Mellon Capital International Index Fund
Common Stocks	$26,708	$2,177,277	$—	$—	$2,203,985
Preferred Stocks	—	15,442	—	—	15,442
Other Equity Interests	—	—	—	—	—
Short Term Investments	31,195	2,954	—	119,370	153,519
Fund Total	$57,903	$2,195,673	$—	$119,370	$2,372,946
JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$19,605	$—	$—	$19,605
Corporate Bonds and Notes	—	318,840	—	—	318,840
Government and Agency Obligations	—	852,240	—	—	852,240
Short Term Investments	66,527	—	—	15,081	81,608
Fund Total	$66,527	$1,190,685	$—	$15,081	$1,272,293
JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$79,091	$—	$—	$—	$79,091
Short Term Investments	415	—	—	118	533
Fund Total	$79,506	$—	$—	$118	$79,624
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$115,947	$1,120	$975	$—	$118,042
Preferred Stocks	—	—	403	—	403
Purchased Options	—	1	—	—	1
Short Term Investments	21,555	—	—	—	21,555
Fund Total	$137,502	$1,121	$1,378	$—	$140,001
JNL Multi-Manager Alternative Fund
Common Stocks	$239,585	$49,917	$—	$—	$289,502
Preferred Stocks	1,906	97	95	—	2,098
Warrants	—	7	—	—	7
Purchased Options	1,197	8	—	—	1,205
Non-U.S. Government Agency ABS	—	4,018	—	—	4,018
Corporate Bonds and Notes	—	142,778	—	—	142,778
Variable Rate Senior Loan Interests	—	55,467	263	—	55,730
Government and Agency Obligations	—	62,424	—	—	62,424

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

September 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL Multi-Manager Alternative Fund (continued)
Other Equity Interests	$—	$—	$—	$—	$—
Short Term Investments	188,093	—	—	—	188,093
Fund Total	$430,781	$314,716	$358	$—	$745,855
JNL Multi-Manager Mid Cap Fund
Common Stocks	$647,553	—	$—	$—	$647,553
Short Term Investments	21,325	—	—	—	21,325
Fund Total	$668,878	—	$—	$—	$668,878
JNL Multi-Manager Small Cap Growth Fund
Common Stocks	$1,261,662	$1,200	$—	$—	$1,262,862
Rights	—	—	159	—	159
Short Term Investments	38,380	—	—	170,433	208,813
Fund Total	$1,300,042	$1,200	$159	$170,433	$1,471,834
JNL Multi-Manager Small Cap Value Fund
Common Stocks	$1,065,470	$—	$—	$—	$1,065,470
Short Term Investments	17,697	—	—	82,918	100,615
Fund Total	$1,083,167	$—	$—	$82,918	$1,166,085
JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$153,841	$—	$—	$153,841
Corporate Bonds and Notes	—	166,771	—	—	166,771
Variable Rate Senior Loan Interests	—	79,299	404	—	79,703
Government and Agency Obligations	—	286,609	—	—	286,609
Investment Companies	56,029	—	—	—	56,029
Short Term Investments	70,044	6,975	—	—	77,019
Fund Total	$126,073	$693,495	$404	$—	$819,972
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks	$73,022	$196,511	$—	$—	$269,533
Preferred Stocks	2,464	—	—	—	2,464
Short Term Investments	50,443	—	—	—	50,443
Fund Total	$125,929	$196,511	$—	$—	$322,440
JNL/Oppenheimer Global Growth Fund
Common Stocks
Brazil	$4,026	$—	$—	$—	$4,026
China	22,986	—	—	—	22,986
Denmark	—	6,049	—	—	6,049
France	—	105,741	—	—	105,741
Germany	—	130,727	—	—	130,727
India	23,263	44,192	—	—	67,455
Italy	6,371	16,123	—	—	22,494
Japan	—	266,938	—	—	266,938
Mexico	209	—	—	—	209
Netherlands	—	44,286	—	—	44,286
Spain	—	66,552	—	—	66,552
Sweden	—	30,262	—	—	30,262
Switzerland	—	75,012	—	—	75,012
United Kingdom	20,633	48,038	—	—	68,671
United States of America	858,443	—	—	—	858,443
Preferred Stocks	399	33,027	—	—	33,426
Short Term Investments	126,957	—	—	—	126,957
Fund Total	$1,063,287	$866,947	$—	$—	$1,930,234
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$121,815	$—	$—	$121,815
Corporate Bonds and Notes	—	102,905	—	—	102,905
Government and Agency Obligations	—	1,957,915	—	—	1,957,915
Preferred Stocks	654	—	—	—	654
Purchased Options	1	5,092	—	—	5,093
Other Equity Interests	—	8	—	—	8
Short Term Investments	—	169,058	—	—	169,058
Fund Total	$655	$2,356,793	$—	$—	$2,357,448
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$758,026	$19,121	$—	$777,147
Corporate Bonds and Notes	—	1,026,879	4,529	—	1,031,408
Variable Rate Senior Loan Interests	—	1,156	—	—	1,156
Government and Agency Obligations	—	3,894,991	13,847	—	3,908,838
Purchased Options	74	1,894	—	—	1,968
Trust Preferreds	5,625	—	—	—	5,625
Other Equity Interests	—	—	—	—	—
Short Term Investments	—	659,874	—	21,148	681,022
Fund Total	$5,699	$6,342,820	$37,497	$21,148	$6,407,164

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

September 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$55,569	$—	$—	$55,569
Preferred Stocks	—	266	—	—	266
Variable Rate Senior Loan Interests(2)	—	1,133,675	23,107	—	1,156,782
Short Term Investments	61,947	—	—	—	61,947
Fund Total	$61,947	$1,189,510	$23,107	$—	$1,274,564
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$16,688	$—	$—	$16,688
Corporate Bonds and Notes	—	1,789,566	2,153	—	1,791,719
Variable Rate Senior Loan Interests	—	162,391	26,420	—	188,811
Government and Agency Obligations	—	49,935	—	—	49,935
Common Stocks	122,521	—	683	—	123,204
Preferred Stocks	16,788	1,109	—	—	17,897
Investment Companies	43,184	—	—	—	43,184
Other Equity Interests	—	5,960	—	—	5,960
Short Term Investments	289,400	—	—	—	289,400
Fund Total	$471,893	$2,025,649	$29,256	$—	$2,526,798
JNL/PPM America Mid Cap Value Fund
Common Stocks	$546,910	$—	$—	$—	$546,910
Short Term Investments	29,614	—	—	—	29,614
Fund Total	$576,524	$—	$—	$—	$576,524
JNL/PPM America Small Cap Value Fund
Common Stocks	$580,894	$—	$—	$—	$580,894
Short Term Investments	46,099	—	—	—	46,099
Fund Total	$626,993	$—	$—	$—	$626,993
JNL/PPM America Total Return Fund
Non-U.S. Government Agency ABS	$—	$176,883	$—	$—	$176,883
Corporate Bonds and Notes	—	449,735	10,356	—	460,091
Variable Rate Senior Loan Interests	—	32,299	1,226	—	33,525
Government and Agency Obligations	—	405,471	—	—	405,471
Preferred Stocks	3,183	—	—	—	3,183
Short Term Investments	117,292	—	—	—	117,292
Fund Total	$120,475	$1,064,388	$11,582	$—	$1,196,445
JNL/PPM America Value Equity Fund
Common Stocks	$170,028	$—	$—	$—	$170,028
Short Term Investments	5,202	—	—	—	5,202
Fund Total	$175,230	$—	$—	$—	$175,230
JNL/Red Rocks Listed Private Equity Fund
Common Stocks
Consumer Discretionary	$5,831	$—	$—	$—	$5,831
Diversified	—	63,373	—	—	63,373
Financials	202,946	106,889	—	—	309,835
Industrials	26,820	8,474	—	—	35,294
Information Technology	16,547	—	—	—	16,547
Investment Companies	29,209	12,556	—	—	41,765
Utilities	6,534	—	—	—	6,534
Short Term Investments	5,335	—	—	18,442	23,777
Fund Total	$293,222	$191,292	$—	$18,442	$502,956
JNL/S&P Competitive Advantage Fund
Common Stocks	$2,853,414	$—	$—	$—	$2,853,414
Short Term Investments	—	45,000	—	241,551	286,551
Fund Total	$2,853,414	$45,000	$—	$241,551	$3,139,965
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$5,473,062	$—	$—	$—	$5,473,062
Short Term Investments	13,442	90,000	—	302,317	405,759
Fund Total	$5,486,504	$90,000	$—	$302,317	$5,878,821
JNL/S&P International 5 Fund
Common Stocks	$11,738	$98,298	$—	$—	$110,036
Short Term Investments	290	—	—	3,168	3,458
Fund Total	$12,028	$98,298	$—	$3,168	$113,494
JNL/S&P Intrinsic Value Fund
Common Stocks	$2,641,997	$—	$—	$—	$2,641,997
Short Term Investments	—	—	—	238,262	238,262
Fund Total	$2,641,997	$—	$—	$238,262	$2,880,259
JNL/S&P Mid 3 Fund
Common Stocks	$257,721	$—	$—	$—	$257,721
Short Term Investments	506	—	—	31,130	31,636
Fund Total	$258,227	$—	$—	$31,130	$289,357
JNL/S&P Total Yield Fund
Common Stocks	$2,299,634	$—	$—	$—	$2,299,634

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

September 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/S&P Total Yield Fund (continued)
Short Term Investments	$7,050	$—	$—	$184,673	$191,723
Fund Total	$2,306,684	$—	$—	$184,673	$2,491,357
JNL/Scout Unconstrained Bond Fund
Non-U.S. Government Agency ABS	$—	$95,046	$—	$—	$95,046
Corporate Bonds and Notes	—	192,655	—	—	192,655
Government and Agency Obligations	—	767,811	—	—	767,811
Short Term Investments	281,581	—	—	13,015	294,596
Fund Total	$281,581	$1,055,512	$—	$13,015	$1,350,108
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$6,425,244	$95,425	$9,534	$—	$6,530,203
Preferred Stocks	—	—	45,291	—	45,291
Short Term Investments	175,970	—	—	—	175,970
Fund Total	$6,601,214	$95,425	$54,825	$—	$6,751,464
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$3,662,081	$—	$3,934	$—	$3,666,015
Preferred Stocks	—	—	14,669	—	14,669
Short Term Investments	300,286	—	—	—	300,286
Fund Total	$3,962,367	$—	$18,603	$—	$3,980,970
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$503,168	$2,163	$—	$505,331
Corporate Bonds and Notes	—	783,587	—	—	783,587
Government and Agency Obligations	—	279,129	—	—	279,129
Short Term Investments	42,835	77,554	—	—	120,389
Fund Total	$42,835	$1,643,438	$2,163	$—	$1,688,436
JNL/T. Rowe Price Value Fund
Common Stocks	$4,062,003	$24,777	$—	$—	$4,086,780
Preferred Stocks	12,124	—	—	—	12,124
Corporate Bonds and Notes	—	15,024		—	15,024
Short Term Investments	43,694	—	—	—	43,694
Fund Total	$4,117,821	$39,801	$—	$—	$4,157,622
JNL/Westchester Capital Event Driven Fund
Common Stocks	$243,827	$26,040	$—	$—	$269,867
Preferred Stocks	2,902	—	—	—	2,902
Rights	13	—	—	—	13
Warrants	9	—	—	—	9
Purchased Options	4,214	5	—	—	4,219
Investment Companies	12,539	—	—	—	12,539
Corporate Bonds and Notes	—	19,460	—	—	19,460
Other Equity Interests	—	—	410	—	410
Short Term Investments	29,382	—	—	—	29,382
Fund Total	$292,886	$45,505	$410	$—	$338,801
JNL/WMC Balanced Fund
Common Stocks	$3,829,054	$—	$—	$—	$3,829,054
Non-U.S. Government Agency ABS	—	243,995	—	—	243,995
Corporate Bonds and Notes	—	628,393	—	—	628,393
Government and Agency Obligations	—	929,024	—	—	929,024
Short Term Investments	455,871	—	—	86,091	541,962
Fund Total	$4,284,925	$1,801,412	$—	$86,091	$6,172,428
JNL/WMC Money Market Fund
Government and Agency Obligations	$—	$293,325	$—	$—	$293,325
Short Term Investments	—	1,133,240	—	—	1,133,240
Fund Total	$—	$1,426,565	$—	$—	$1,426,565
JNL/WMC Value Fund
Common Stocks	$1,574,537	$39,380	$—	$—	$1,613,917
Short Term Investments	16,957	—	—	35,452	52,409
Fund Total	$1,591,494	$39,380	$—	$35,452	$1,666,326

	Liabilities - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$(19,371)	$(2,460)	$—	$—	$(21,831)
Fund Total	$(19,371)	$(2,460)	$—	$—	$(21,831)
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks
Consumer Discretionary	$(36,711)	$(23,013)	$—	$—	$(59,724)
Consumer Staples	(15,328)	(9,276)	—	—	(24,604)
Energy	(16,909)	—	—	—	(16,909)
Financials	(25,657)	(4,366)	—	—	(30,023)
Health Care	(16,872)	(7,806)	—	—	(24,678)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Liabilities - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Boston Partners Global Long Short Equity Fund (continued)
Industrials	$(28,116)	$(37,303)	$—	$—	$(65,419)
Information Technology	(26,748)	(10,281)	—	—	(37,029)
Materials	(18,472)	(5,563)	—	—	(24,035)
Real Estate	(2,425)	—		—	(2,425)
Fund Total	$(187,238)	$(97,608)	$—	$—	$(284,846)
JNL/FPA + DoubleLine Flexible Allocation Fund
Common Stocks	$—	$(99,666)	$—	$—	$(99,666)
Fund Total	$—	$(99,666)	$—	$—	$(99,666)
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(23,091)	$—	$—	$(23,091)
Fund Total	$—	$(23,091)	$—	$—	$(23,091)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(123,431)	$—	$—	$—	$(123,431)
Fund Total	$(123,431)	$—	$—	$—	$(123,431)
JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(4,445)	$—	$—	$(4,445)
Fund Total	$—	$(4,445)	$—	$—	$(4,445)
JNL Multi-Manager Alternative Fund
Common Stocks	$(33,728)	$(7,842)	$—	$—	$(41,570)
Investment Companies	(16,654)	—	—	—	(16,654)
Fund Total	$(50,382)	$(7,842)	$—	$—	$(58,224)
JNL/PPM America Floating Rate Income Fund
Variable Rate Senior Loan Interests(2)	$—	$(2)	$—	$—	$(2)
Fund Total	$—	$(2)	$—	$—	$(2)
JNL/Westchester Capital Event Driven Fund
Common Stocks	$(64,675)	$(2,211)	$—	$—	$(66,886)
Fund Total	$(64,675)	$(2,211)	$—	$—	$(66,886)
JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(28,429)	$—	$—	$(28,429)
Fund Total	$—	$(28,429)	$—	$—	$(28,429)

(1)         Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction  between market participants upon its current sale.

(2)         Unfunded commitments in JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table.  See Unfunded Commitments in these Notes to Financial Statements.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AB Dynamic Asset Allocation Fund
Open Futures Contracts	$59	$—	$—	$59
Open Forward Foreign Currency Contracts	—	10	—	10
Centrally Cleared Interest Rate Swap Agreements	—	15	—	15
Centrally Cleared Credit Default Swap Agreements	—	47	—	47
OTC Total Return Swap Agreements	—	95	—	95
Fund Total	$59	$167	$—	$226
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$10,022	$—	$—	$10,022
Open Forward Foreign Currency Contracts	—	8,145	—	8,145
OTC Total Return Swap Agreements	—	1,346	—	1,346
Fund Total	$10,022	$9,491	$—	$19,513
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$264	$—	$—	$264
Open Forward Foreign Currency Contracts	—	4,078	—	4,078
Centrally Cleared Interest Rate Swap Agreements	—	13	—	13
Centrally Cleared Credit Default Swap Agreements	—	130	—	130
OTC Total Return Swap Agreements	—	707	—	707
Fund Total	$264	$4,928	$—	$5,192
JNL/Boston Partners Global Long Short Equity Fund
Open Forward Foreign Currency Contracts	$—	$12	$—	$12
OTC Contracts for Difference	—	452	—	452
Fund Total	$—	$464	$—	$464
JNL/Brookfield Global Infrastructure and MLP Fund
Open Forward Foreign Currency Contracts	$—	$2	$—	$2
Fund Total	$—	$2	$—	$2
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$326	$—	$326
Fund Total	$—	$326	$—	$326

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/DoubleLine Shiller Enhanced CAPE Fund
OTC Total Return Swap Agreements	$—	$47,564	$—	$47,564
Fund Total	$—	$47,564	$—	$47,564
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$9,703	$—	$9,703
Centrally Cleared Interest Rate Swap Agreements		12		12
Fund Total	$—	$9,715	$—	$9,715
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$8,470	$—	$8,470
Fund Total	$—	$8,470	$—	$8,470
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$235	$—	$—	$235
Open Forward Foreign Currency Contracts	—	2,223	—	2,223
OTC Interest Rate Swaps Agreements	—	175	—	175
Centrally Cleared Interest Rate Swap Agreements	—	955	—	955
OTC Credit Default Swap Agreements	—	1	—	1
Fund Total	$235	$3,351	$—	$3,586
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$42	$—	$—	$42
Open Forward Foreign Currency Contracts	—	1,717	—	1,717
OTC Interest Rate Swaps Agreements	—	3,988	—	3,988
Centrally Cleared Interest Rate Swap Agreements	—	227	—	227
OTC Credit Default Swap Agreements	—	2	—	2
Fund Total	$42	$5,934	$—	$5,976
JNL/Invesco Global Real Estate Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Lazard Emerging Markets Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Mellon Capital Emerging Markets Index Fund
Open Futures Contracts	$99	$—	$—	$99
Fund Total	$99	$—	$—	$99
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contracts	$512	$—	$—	$512
Fund Total	$512	$—	$—	$512
JNL/Mellon Capital S&P 400 MidCap Index Fund
Open Futures Contracts	$815	$—	$—	$815
Fund Total	$815	$—	$—	$815
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contracts	$188	$—	$—	$188
Fund Total	$188	$—	$—	$188
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$472	$—	$—	$472
Open Forward Foreign Currency Contracts	—	152	—	152
Fund Total	$472	$152	$—	$624
JNL Multi-Manager Alternative Fund
Open Futures Contracts	$492	$—	$—	$492
Open Forward Foreign Currency Contracts	—	1,820	—	1,820
OTC Interest Rate Swaps Agreements	—	69	—	69
Centrally Cleared Interest Rate Swap Agreements	—	225	—	225
Centrally Cleared Credit Default Swap Agreements	—	85	—	85
OTC Total Return Swap Agreements	—	2,560	—	2,560
Fund Total	$492	$4,759	$—	$5,251
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$355	$—	$—	$355
Fund Total	$355	$—	$—	$355
JNL/PIMCO Real Return Fund
Exchange Traded Futures Options	$44	$—	$—	$44
Open Futures Contracts	1,064	—	—	1,064
Open Forward Foreign Currency Contracts	—	3,573	—	3,573
OTC Interest Rate Swaps Agreements	—	3,136	—	3,136
Centrally Cleared Interest Rate Swap Agreements	—	172	—	172
OTC Credit Default Swap Agreements	—	265	—	265
Fund Total	$1,108	$7,146	$—	$8,254
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$2,860	$—	$—	$2,860
Open Forward Foreign Currency Contracts	—	30,718	—	30,718
Centrally Cleared Interest Rate Swap Agreements	—	2,740	—	2,740

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PIMCO Total Return Bond Fund (continued)
OTC Credit Default Swap Agreements	$—	$4,897	$—	$4,897
Centrally Cleared Credit Default Swap Agreements	—	184	—	184
Fund Total	$2,860	$38,539	$—	$41,399
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$2	$—	$—	$2
Fund Total	$2	$—	$—	$2
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$65	$—	$—	$65
Fund Total	$65	$—	$—	$65
JNL/PPM America Total Return Fund
Open Futures Contracts	$5	$—	$—	$5
Fund Total	$5	$—	$—	$5
JNL/Scout Unconstrained Bond Fund
Centrally Cleared Credit Default Swap Agreements	$—	$630	$—	$630
Fund Total	$—	$630	$—	$630
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$15	$—	$—	$15
Fund Total	$15	$—	$—	$15
JNL/Westchester Capital Event Driven Fund
Open Forward Foreign Currency Contracts	$—	$2,294	$—	$2,294
OTC Total Return Swap Agreements	—	4,770	—	4,770
Fund Total	$—	$7,064	$—	$7,064
JNL/WMC Balanced Fund
Open Futures Contracts	$38	$—	$—	$38
Fund Total	$38	$—	$—	$38

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AB Dynamic Asset Allocation Fund
Open Futures Contracts	$(21)	$—	$—	$(21)
Open Forward Foreign Currency Contracts	—	(19)	—	(19)
Fund Total	$(21)	$(19)	$—	$(40)
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(7,740)	$—	$—	$(7,740)
Open Forward Foreign Currency Contracts	—	(7,159)	—	(7,159)
OTC Total Return Swap Agreements	—	(942)	—	(942)
Fund Total	$(7,740)	$(8,101)	$—	$(15,841)
JNL/BlackRock Global Allocation Fund
Written Options	$(278)	$(5,338)	$—	$(5,616)
Open Futures Contracts	(1,158)	—	—	(1,158)
Open Forward Foreign Currency Contracts	—	(9,847)	—	(9,847)
Centrally Cleared Interest Rate Swap Agreements	—	(1,149)	—	(1,149)
OTC Cross-Currency Swap Agreements	—	(3,247)	—	(3,247)
Centrally Cleared Credit Default Swap Agreements	—	(5)	—	(5)
OTC Total Return Swap Agreements	—	(427)	—	(427)
Fund Total	$(1,436)	$(20,013)	$—	$(21,449)
JNL/Boston Partners Global Long Short Equity Fund
Written Options	$(98)	$—	$—	$(98)
Open Forward Foreign Currency Contracts	—	(8)	—	(8)
OTC Contracts for Difference	—	(1,603)	—	(1,603)
Fund Total	$(98)	$(1,611)	$—	$(1,709)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(184)	$—	$(184)
Fund Total	$—	$(184)	$—	$(184)
JNL/DoubleLine Shiller Enhanced CAPE Fund
OTC Total Return Swap Agreements	$—	$(56)	$—	$(56)
Fund Total	$—	$(56)	$—	$(56)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(75,716)	$—	$(75,716)
OTC Interest Rate Swap Agreements	—	(26,404)	—	(26,404)
Centrally Cleared Interest Rate Swap Agreements	—	(18,583)	—	(18,583)
Fund Total	$—	$(120,703)	$—	$(120,703)
JNL/Franklin Templeton International Small Cap Growth Fund
Open Forward Foreign Currency Contracts	$—	$(1)	$—	$(1)
Fund Total	$—	$(1)	$—	$(1)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(1,386)	$—	$(1,386)
Fund Total	$—	$(1,386)	$—	$(1,386)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(489)	$—	$—	$(489)
Open Forward Foreign Currency Contracts	—	(2,377)	—	(2,377)
OTC Interest Rate Swap Agreements	—	(166)	—	(166)
Centrally Cleared Interest Rate Swap Agreements	—	(792)	—	(792)
OTC Credit Default Swap Agreements	—	(350)	—	(350)
Centrally Cleared Credit Default Swap Agreements	—	(237)	—	(237)
Fund Total	$(489)	$(3,922)	$—	$(4,411)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(26)	$—	$—	$(26)
Open Forward Foreign Currency Contracts	—	(1,567)	—	(1,567)
OTC Interest Rate Swap Agreements	—	(3,187)	—	(3,187)
Centrally Cleared Interest Rate Swap Agreements	—	(421)	—	(421)
OTC Cross-Currency Swap Agreements	—	(2,627)	—	(2,627)
OTC Credit Default Swap Agreements	—	(626)	—	(626)
OTC Non-Deliverable Bond Forward Contracts	—	(12)	—	(12)
Fund Total	$(26)	$(8,440)	$—	$(8,466)
JNL/Harris Oakmark Global Equity Fund
Open Forward Foreign Currency Contracts	$—	$(6)	$—	$(6)
Fund Total	$—	$(6)	$—	$(6)
JNL/Invesco Global Real Estate Fund
Open Forward Foreign Currency Contracts	$—	$(2)	$—	$(2)
Fund Total	$—	$(2)	$—	$(2)
JNL/Lazard Emerging Markets Fund
Open Forward Foreign Currency Contracts	$—	$(3)	$—	$(3)
Fund Total	$—	$(3)	$—	$(3)
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$(64)	$—	$—	$(64)
Open Forward Foreign Currency Contracts	—	(160)	—	(160)
Fund Total	$(64)	$(160)	$—	$(224)
JNL Multi-Manager Alternative Fund
Written Options	$(609)	$—	$—	$(609)
Exchange Traded Futures Options	(2)	—	—	(2)
Open Futures Contracts	(884)	—	—	(884)
Open Forward Foreign Currency Contracts	(1,225)	(1,225)
Centrally Cleared Interest Rate Swap Agreements	—	(2,671)	—	(2,671)
OTC Credit Default Swap Agreements	—	(96)	—	(96)
Centrally Cleared Credit Default Swap Agreements	—	(25)	—	(25)
OTC Total Return Swap Agreements	—	(4,798)	—	(4,798)
Fund Total	$(1,495)	$(8,815)	$—	$(10,310)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(1,148)	$—	$—	$(1,148)
Centrally Cleared Credit Default Swap Agreements	—	(141)	—	(141)
Fund Total	$(1,148)	$(141)	$—	$(1,289)
JNL/PIMCO Real Return Fund
Written Options	$(35)	$(2,690)	$—	$(2,725)
Exchange Traded Futures Options	(216)	—	—	(216)
Open Futures Contracts	(330)	—	—	(330)
Open Forward Foreign Currency Contracts	—	(21,506)	—	(21,506)
OTC Interest Rate Swap Agreements	—	(11,131)	—	(11,131)
Centrally Cleared Interest Rate Swap Agreements	—	(15,634)	—	(15,634)
Centrally Cleared Credit Default Swap Agreements	—	(97)	—	(97)
Fund Total	$(581)	$(51,058)	$—	$(51,639)
JNL/PIMCO Total Return Bond Fund
Written Options	$—	$(1,540)	$—	$(1,540)
Open Futures Contracts	(5,704)	—	—	(5,704)
Open Forward Foreign Currency Contracts	—	(26,092)	—	(26,092)
Centrally Cleared Interest Rate Swap Agreements	—	(39,463)	—	(39,463)
OTC Credit Default Swap Agreements	$—	$(100)	$—	$(100)
Fund Total	$(5,704)	$(67,195)	$—	$(72,899)
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$(83)	$—	$—	$(83)
Fund Total	$(83)	$—	$—	$(83)
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$(80)	$—	$—	$(80)
Fund Total	$(80)	$—	$—	$(80)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Total Return Fund
Open Futures Contracts	$(1,009)	$—	$—	$(1,009)
Fund Total	$(1,009)	$—	$—	$(1,009)
JNL/Scout Unconstrained Bond Fund
Open Futures Contracts	$(359)	$—	$—	$(359)
Fund Total	$(359)	$—	$—	$(359)
JNL/Westchester Capital Event Driven Fund
Written Options	$(8,557)	$(449)	$—	$(9,006)
Open Forward Foreign Currency Contracts	—	(379)	—	(379)
OTC Total Return Swap Agreements	—	(1,527)	—	(1,527)
Fund Total	$(8,557)	$(2,355)	$—	$(10,912)
JNL/WMC Balanced Fund
Open Futures Contracts	$(125)	$—	$—	$(125)
Fund Total	$(125)	$—	$—	$(125)

(1)All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended September 30, 2016:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Causeway International Value Select Fund
Common Stocks	$—	$9,547
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	48,326	19,570
JNL/Invesco International Growth Fund
Common Stocks	—	16,770
JNL/Lazard Emerging Markets Fund
Common Stocks	23,206	26,162
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	12,626	15,381
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	—	2,074
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks	7,240	2,911
JNL/RedRocks Listed Private Equity Fund
Common Stocks	78,105	15,591
JNL/S&P International 5 Fund
Common Stocks	—	1,250

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2016:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)		Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)		Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/FPA + DoubleLine Flexible Allocation Fund
Common Stock	$2,333	$—		$—		$8,388	$—		$—		$10,721	(3)	$8,388
Common Stock	34,064	—		—		(21,069)	—		(5,767	)(4)	7,228	(5)	(21,069)
Corporate Bonds and Notes	54,676	—		—		(15,036)	5,468	(6)	—		45,108	(3)	(15,036)
Fund Total	$91,073	$—		$—		$(27,717)	$5,468		$(5,767)		$63,057		$(27,717)
JNL/Morgan Stanley Mid Cap Growth Fund
Preferred Stock	$3,491	$—		$—		$(152)	$—		$(3,339	)(7)	$—		$—
JNL/Scout Unconstrained Bond Fund
U.S. Government Agency MBS	$—	$—		$(17,121	)(8)	$—	$17,121	(8)	$—		$—		$—
JNL/Westchester Capital Event Driven Fund
Common Stock	$—	$5,128	(9)	$—		$518	$—		$(5,646	)(9)	$—		$—

(1)	Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2016.
(2)	There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2016 except for those noted.
(3)

The fair value measurements of the common stock and corporate bond held in JNL/FPA + DoubleLine Flexible Allocation Fund were determined based on the acquisition terms agreed upon by Liberty Media Corporation (“Liberty”) and Formula 1. Liberty is purchasing Formula 1 for $8.05 billion. As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the acquisition terms agreed upon by Liberty and Formula 1 could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements

Valuation Technique	Unobservable Input	Range
Acquisition Terms	Discount for lack of marketability	2.5% - 15.0%

(4)	This amount represents cash returned by the entity to the JNL/FPA + DoubleLine Flexible Allocation Fund that was part of the original funding but was never funded.
(5)

The fair value measurements of the common stock held in JNL/FPA + DoubleLine Flexible Allocation Fund were determined based on a discounted cash flow model, recent transactions and liquidation value.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA, a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discount cash flow	Weighted average cost of capital Discount for lack of marketability	25.0% - 25.0%
Liquidation value	Net asset value Discount for lack of marketability	$17.2M 25.0%
Precedent Transaction	Restructuring Terms	$5.5M - $54.6M
	Discount for lack of marketability	25.0%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

(6)	This amount represents interest earned on the corporate bond held in JNL/FPA + DoubleLine Flexible Allocation Fund, which was paid-in-kind.
(7)

The fair value measurement of the preferred stock held during the period in JNL/Morgan Stanley Mid Cap Growth Fund was determined based on market comparable companies and discounted cash flow models and was considered a Level 3 valuation.  As the company was not publicly traded, and the company’s quarterly financial statements were not publically available, this information was considered a significant unobservable input to the fair value. The preferred stock was sold during the period.

(8)

During the period, the valuation of the U.S. government agency MBS held in JNL/Scout Unconstrained Bond Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the security was valued by an independent pricing service and was considered a Level 2 valuation. Previously it was valued using a single source broker quote and considered a Level 3 valuation.

(9)

During the period, the valuation of the common stock held in JNL/Westchester Capital Event Driven Fund was transferred from a Level 1 valuation to a Level 3 valuation. It was valued using acquisition terms of a merger and considered a Level 3 valuation. Previously, it was valued by an independent pricing service and was considered a Level 1 valuation. The common stock was sold during the period.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market Fund participate in agency-based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities.  Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equity — 102%; U.S. corporate fixed income — 102%; U.S. government fixed income — 102%; international equities — 105%; international corporate fixed income — 105%; sovereign fixed income — 102%; and asset backed investments — 102%.  Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund.  Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC.  The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end investment company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC or the State Street Navigator Securities Lending Trust.  In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC or State Street Navigator Securities Lending Trust, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities.  JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.  For JNL/Goldman Sachs U.S. Equity Flex Fund, the cash collateral is not reinvested.

Sub-Adviser Affiliates - The following Sub-Advisers are affiliates of JNAM:  PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.

Investments in Affiliates - During the period ended September 30, 2016, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool.  The following table details cash management investments in affiliates held at September 30, 2016.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2016.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AB Dynamic Asset Allocation Fund	$13,114	$4,657	$18
JNL/AQR Managed Futures Strategy Fund	121,277	205,275	274
JNL/BlackRock Large Cap Select Growth Fund	40,091	45,408	45
JNL/BlackRock Natural Resources Fund	32,373	43,461	96
JNL/Boston Partners Global Long Short Equity Fund	37,480	39,516	55
JNL/Brookfield Global Infrastructure and MLP Fund	29,791	13,883	36
JNL/Crescent High Income Fund	—	59,234	136
JNL/Capital Guardian Global Balanced Fund	24,913	32,045	49
JNL/Causeway International Value Select Fund	35,383	26,135	57
JNL/DFA U.S. Core Equity Fund	3,831	2,399	8
JNL/DoubleLine Emerging Markets Fixed Income Fund	—	9,152	7
JNL/DoubleLine Shiller Enhanced CAPE Fund	34,878	66,640	124
JNL/FPA + DoubleLine Flexible Allocation Fund	63,949	53,507	148
JNL/Franklin Templeton Global Growth Fund	28,702	17,164	47
JNL/Franklin Templeton Global Multisector Bond Fund	263,025	195,285	390
JNL/Franklin Templeton Income Fund	181,039	257,790	377
JNL/Franklin Templeton International Small Cap Growth Fund	30,407	22,422	32
JNL/Franklin Templeton Mutual Shares Fund	80,288	91,905	119
JNL/Goldman Sachs Core Plus Bond Fund	159,837	175,785	147
JNL/Goldman Sachs Emerging Markets Debt Fund	—	—	10
JNL/Goldman Sachs Mid Cap Value Fund	23,628	13,055	81
JNL/Goldman Sachs U.S. Equity Flex Fund	7,130	9,551	23
JNL/Harris Oakmark Global Equity Fund	2,560	2,112	6
JNL/Invesco China-India Fund	5,060	4,187	18
JNL/Invesco Global Real Estate Fund	21,618	22,049	49
JNL/Invesco International Growth Fund	70,126	103,786	189
JNL/Invesco Mid Cap Value Fund	22,412	20,862	37
JNL/Invesco Small Cap Growth Fund	68,603	15,719	92
JNL/JPMorgan MidCap Growth Fund	50,171	35,662	75
JNL/JPMorgan U.S. Government & Quality Bond Fund	70,015	60,947	182
JNL/Lazard Emerging Markets Fund	3,595	10,829	39
JNL/Mellon Capital Bond Index Fund	57,117	66,527	121
JNL/Mellon Capital Emerging Markets Index Fund	13,611	12,019	20
JNL/Mellon Capital European 30 Fund	1,270	—	1
JNL/Mellon Capital International Index Fund	19,024	31,195	53
JNL/Mellon Capital Pacific Rim 30 Fund	297	—	—
JNL/Mellon Capital S&P 400 MidCap Index Fund	33,612	62,813	80
JNL/Mellon Capital S&P 500 Index Fund	32,996	59,670	192
JNL/Mellon Capital Small Cap Index Fund	7,827	14,725	32
JNL/Mellon Capital Utilities Sector Fund	236	415	1
JNL/Morgan Stanley Mid Cap Growth Fund	17,729	5,735	26
JNL Multi-Manager Alternative Fund	199,203	185,465	346
JNL Multi-Manager Mid Cap Fund	—	21,325	12
JNL Multi-Manager Small Cap Growth Fund	36,507	38,380	48
JNL Multi-Manager Small Cap Value Fund	22,296	17,697	52
JNL/Neuberger Berman Strategic Income Fund	35,753	32,335	47
JNL/Oppenheimer Emerging Markets Innovator Fund	16,319	23,084	42
JNL/Oppenheimer Global Growth Fund	27,717	83,560	104
JNL/PPM America Floating Rate Income Fund	—	61,947	59
JNL/PPM America High Yield Bond Fund	51,674	103,523	142
JNL/PPM America Mid Cap Value Fund	1,573	3,001	9
JNL/PPM America Small Cap Value Fund	—	1,057	11
JNL/PPM America Total Return Fund	34,606	97,574	104
JNL/PPM America Value Equity Fund	142	466	1
JNL/Red Rocks Listed Private Equity Fund	10,242	5,335	15
JNL/S&P Competitive Advantage Fund	5,986	—	15
JNL/S&P Dividend Income & Growth Fund	7,542	13,442	51
JNL/S&P International 5 Fund	323	290	—
JNL/S&P Intrinsic Value Fund	8,393	—	10
JNL/S&P Mid 3 Fund	1,006	506	2
JNL/S&P Total Yield Fund	1,993	7,050	18
JNL/Scout Unconstrained Bond Fund	53,596	281,581	318
JNL/T. Rowe Price Established Growth Fund	3,891	5,000	10
JNL/T. Rowe Price Mid-Cap Growth Fund	7,789	4,104	9
JNL/T. Rowe Price Short-Term Bond Fund	10,582	9,991	14
JNL/T. Rowe Price Value Fund	6,448	2,968	8
JNL/Westchester Capital Event Driven Fund	—	29,382	26
JNL/WMC Balanced Fund	228,903	455,871	505
JNL/WMC Value Fund	22,448	16,957	30

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$161,462	$40,772	$161
JNL/T. Rowe Price Mid-Cap Growth Fund	181,893	218,023	439
JNL/T. Rowe Price Short-Term Bond Fund	12,354	14,880	49
JNL/T. Rowe Price Value Fund	8,765	34,880	64

Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser.  JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund and iShares iBoxx High Yield Corporate Bond ETF, which are affiliates of the Sub-Adviser.  JNL/Mellon Capital International Index Fund invested in Prudential plc.  JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNL/Mellon Capital S&P 500 Index Fund invested in the Bank of New York Mellon Corporation, the parent company of the Fund’s Sub-Adviser.

The following table details each Fund’s long term investments in affiliates held during the period ended September 30, 2016.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	$7,576	$—	$—	$—	$—	$9,398
JNL/BlackRock Global Allocation Fund	iShares iBoxx $High Yield Corporate Bond ETF	—	17,635	14,542	126	600	3,851
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	13,544	961	365	173	(5)	13,668
JNL/Mellon Capital International Index Fund	Prudential plc	10,879	272	483	330	200	8,192

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Written Options

	Type of Option	Expiration Date	Barrier Price		Exercise Price		Contracts/ Notional Contracts	Value
Barrier Options
JNL/BlackRock Global Allocation Fund
Euro Stoxx 50 Index Put Option, DUB	Down-and-In	09/21/2018	EUR	2,165.83	EUR	2,586.07	1,006	$(209)

	Expiration Date	Exercise Price/Rate	Contracts/ Notional Contracts	Value
Credit Default Swaptions
JNL/PIMCO Real Return Fund
iTraxx Europe Series 25 Put Option, JPM	11/16/2016	0.90	155	$(7)
iTraxx Europe Series 25 Call Option, BNP	11/16/2016	0.63	155	(16)
CDX.NA.IG.27 Call Option, BNP	12/21/2016	0.70	165	(20)
			475	$(43)
Exchange-Traded Futures Options
JNL Multi-Manager Alternative Fund
10-Year U.S. Treasury Note Future Call Option	10/21/2016	132.00	58	$(12)
10-Year U.S. Treasury Note Future Call Option	10/21/2016	131.50	180	(64)
10-Year U.S. Treasury Note Future Call Option	11/25/2016	133.00	53	(15)
10-Year U.S. Treasury Note Future Call Option	11/25/2016	132.00	133	(70)
10-Year U.S. Treasury Note Future Call Option	11/25/2016	134.50	13	(2)
10-Year U.S. Treasury Note Future Call Option	11/25/2016	134.00	20	(4)
10-Year U.S. Treasury Note Future Put Option	10/21/2016	130.00	14	(3)
10-Year U.S. Treasury Note Future Put Option	10/21/2016	131.00	10	(4)
10-Year U.S. Treasury Note Future Put Option	10/21/2016	130.75	7	(2)
10-Year U.S. Treasury Note Future Put Option	11/25/2016	127.50	13	(1)
10-Year U.S. Treasury Note Future Put Option	11/25/2016	130.50	3	(2)
5-Year U.S. Treasury Note Future Call Option	10/21/2016	122.00	33	(5)
5-Year U.S. Treasury Note Future Call Option	11/25/2016	122.00	40	(11)
5-Year U.S. Treasury Note Future Put Option	10/21/2016	121.00	39	(6)
Australian Dollar Future Call Option	12/09/2016	0.77	4	(4)
British Pound Future Put Option	10/07/2016	1.30	15	(7)
Canadian Dollar Future Call Option	10/07/2016	0.78	4	—
Canadian Dollar Future Call Option	10/07/2016	0.79	3	—
Euro FX Currency Future Call Option	10/07/2016	1.14	16	—
Euro FX Currency Future Put Option	10/07/2016	1.09	2	—
Euro FX Currency Future Put Option	10/07/2016	1.10	11	—
Euro FX Currency Future Put Option	10/07/2016	1.12	16	(4)
Euro FX Currency Future Put Option	10/07/2016	1.11	5	—
Japanese Yen Future Call Option	10/07/2016	0.98	26	(38)
Japanese Yen Future Call Option	10/07/2016	0.99	4	(2)
Japanese Yen Future Call Option	10/07/2016	1.00	7	(2)
Japanese Yen Future Call Option	11/04/2016	1.00	6	(6)
Japanese Yen Future Put Option	10/07/2016	0.95	19	—
Japanese Yen Future Put Option	10/07/2016	0.94	1	—
Japanese Yen Future Put Option	10/07/2016	0.96	20	—
Japanese Yen Future Put Option	10/07/2016	0.97	1	—
Japanese Yen Future Put Option	11/04/2016	0.95	20	(6)
Japanese Yen Future Put Option	11/04/2016	0.99	27	(39)
Japanese Yen Future Put Option	11/04/2016	0.97	4	(4)
Japanese Yen Future Put Option	12/09/2016	0.97	6	(8)
Japanese Yen Future Put Option	12/09/2016	0.96	3	(3)
U.S. Treasury Long Bond Future Call Option	10/21/2016	172.00	45	(15)
U.S. Treasury Long Bond Future Call Option	10/21/2016	174.00	10	(3)
U.S. Treasury Long Bond Future Call Option	10/21/2016	170.00	41	(32)
U.S. Treasury Long Bond Future Call Option	11/25/2016	174.00	34	(29)
U.S. Treasury Long Bond Future Call Option	11/25/2016	170.00	9	(18)
U.S. Treasury Long Bond Future Call Option	11/25/2016	172.00	20	(26)
U.S. Treasury Long Bond Future Put Option	10/21/2016	165.00	3	(2)
U.S. Treasury Long Bond Future Put Option	10/21/2016	164.00	3	(1)
U.S. Treasury Long Bond Future Put Option	11/25/2016	166.00	2	(3)
			1,003	$(453)
JNL/PIMCO Real Return Fund
10-Year U.S. Treasury Note Future Call Option	10/21/2016	131.50	84	$(30)
10-Year U.S. Treasury Note Future Put Option	10/21/2016	129.00	110	(5)
			194	$(35)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Foreign Currency Options
JNL/BlackRock Global Allocation Fund
Australian Dollar versus USD Call Option, DUB	11/10/2016	AUD	0.79	12,654	$(27)
Australian Dollar versus USD Call Option, GSC	11/09/2016	AUD	0.80	12,436	(11)
Australian Dollar versus USD Put Option, DUB	11/10/2016	AUD	0.67	12,654	(1)
Australian Dollar versus USD Put Option, GSC	11/09/2016	AUD	0.69	12,436	(2)
Japanese Yen versus USD Call Option, DUB	11/15/2016	JPY	115.00	21,061	(1)
Japanese Yen versus USD Call Option, GSC	02/01/2017	JPY	111.00	22,418	(63)
Japanese Yen versus USD Call Option, JPM	10/04/2016	JPY	117.00	20,723	—
Japanese Yen versus USD Put Option, DUB	11/15/2016	JPY	98.00	21,061	(126)
Japanese Yen versus USD Put Option, GSC	02/01/2017	JPY	95.50	22,418	(239)
Japanese Yen versus USD Put Option, JPM	10/04/2016	JPY	100.00	20,723	(11)
New Zealand Dollar versus USD Call Option, JPM	11/10/2016	NZD	0.73	13,690	(160)
New Zealand Dollar versus USD Call Option, MSC	11/08/2016	NZD	0.73	13,486	(119)
New Zealand Dollar versus USD Put Option, JPM	11/10/2016	NZD	0.62	13,690	(1)
New Zealand Dollar versus USD Put Option, MSC	11/08/2016	NZD	0.62	13,486	—
				232,936	$(761)
JNL/PIMCO Real Return Fund
Euro versus USD Call Option, JPM	11/16/2016	EUR	1.15	3,112	$(10)
Euro versus USD Put Option, SCB	11/16/2016	EUR	1.09	8,040	(20)
Euro versus USD Put Option, SCB	11/03/2016	EUR	1.09	5,930	(6)
				17,082	$(36)
JNL/PIMCO Total Return Bond Fund
Brazilian Real versus USD Call Option, CSI	01/11/2018	BRL	6.30	12,300	$(87)
Mexican Peso versus USD Call Option, CSI	10/26/2016	MXN	20.50	4,900	(18)
Mexican Peso versus USD Call Option, JPM	10/26/2016	MXN	20.50	10,000	(36)
				27,200	$(141)
Index Options
JNL/BlackRock Global Allocation Fund
Euro Stoxx 50 Index Call Option, MSC	03/17/2017	EUR	3,450.00	1,471	$(23)
Euro Stoxx 50 Index Put Option, CIT	06/16/2017	EUR	2,350.00	2,523	(103)
Euro Stoxx 50 Index Put Option, MSC	03/17/2017	EUR	2,400.00	1,471	(54)
Euro Stoxx 50 Index Put Option, MSC	03/17/2017	EUR	2,375.00	676	(17)
Euro Stoxx 50 Index Put Option, MSC	03/17/2017	EUR	2,375.00	675	(23)
S&P 500 Index Call Option, CSI	10/21/2016	2,200.00		15,263	(97)
S&P 500 Index Put Option, BNP	11/30/2016	1,950.00		15,288	(135)
S&P 500 Index Put Option, CSI	10/21/2016	2,000.00		15,263	(27)
S&P 500 Index Put Option, CSI	11/18/2016	1,955.00		30,534	(185)
S&P 500 Index Put Option, SGB	11/30/2016	1,965.00		15,288	(148)
				98,452	$(812)
JNL/Westchester Capital Event Driven Fund
SPDR S&P 500 ETF Trust Call Option	11/18/2016	210.00		178	$(155)
SPDR S&P 500 ETF Trust Put Option	10/21/2016	204.00		544	(19)
SPDR S&P 500 ETF Trust Put Option	11/18/2016	200.00		150	(15)
				872	$(189)
Inflation-Capped/Floor Options
JNL/PIMCO Real Return Fund
Cap - CPURNSA Index Option, JPM	04/22/2024	4.00		194	$(10)
Cap - CPURNSA Index Option, JPM	05/16/2024	4.00		17	(1)
Floor - CPURNSA Index Option, BNP	03/01/2018	1.00		28	(1)
Floor - CPURNSA Index Option, CIT	09/29/2020	1.00		31	(1)
Floor - CPURNSA Index Option, DUB	01/22/2018	0.00		37	(1)
Floor - CPURNSA Index Option, JPM	03/24/2020	1.00		211	(151)
Floor - CPURNSA Index Option, JPM	10/02/2020	0.00		86	(76)
				604	$(241)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CGM	03/12/2020	1.00		18	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price/Rate	Contracts	Value
JNL/PIMCO Total Return Bond Fund (continued)
Floor - CPURNSA Index Option, CGM	09/29/2020	1.00	64	$(2)
Floor - CPURNSA Index Option, DUB	03/10/2020	0.00	19	—
			101	$(2)
Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Call Swaption, 3-Month LIBOR, DUB	11/15/2016	0.94	86,749,700	$(43)
Put Swaption, 3-Month LIBOR, DUB	11/15/2016	1.44	86,749,700	(58)
Put Swaption, 3-Month LIBOR, GSC	12/12/2016	1.75	89,491,500	(311)
			262,990,900	$(412)
JNL/PIMCO Real Return Fund
Call Swaption, 3-Month LIBOR, CSI	12/05/2016	2.40	316	$(942)
Put Swaption, 3-Month LIBOR, DUB	10/23/2018	2.50	670	(380)
Put Swaption, 3-Month LIBOR, MSC	03/29/2019	2.30	510	(501)
Put Swaption, 3-Month LIBOR, MSC	10/17/2018	2.25	423	(328)
Put Swaption, 3-Month LIBOR, MSC	12/10/2018	2.25	130	(112)
Put Swaption, 3-Month LIBOR, MSC	11/15/2018	2.25	130	(107)
			2,179	$(2,370)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3-Month LIBOR, CGM	12/21/2016	0.77	370	$(16)
Call Swaption, 3-Month LIBOR, JPM	01/30/2018	1.60	477	(539)
Call Swaption, 3-Month LIBOR, JPM	01/30/2018	1.10	477	(241)
Call Swaption, 3-Month LIBOR, MSC	12/13/2016	0.77	880	(26)
Call Swaption, 3-Month LIBOR, MSC	12/21/2016	0.77	1,852	(81)
Put Swaption, 3-Month LIBOR, MSC	08/20/2018	2.80	965	(302)
			5,021	$(1,205)
Options on Securities
JNL/BlackRock Global Allocation Fund
Alexion Pharmaceuticals Inc. Call Option, CSI	11/18/2016	125.00	6,755	$(40)
Altria Group Inc. Call Option	12/16/2016	67.50	423	(15)
Apple Inc. Call Option, UBS	09/17/2017	130.00	130,188	(490)
Apple Inc., Put Option, UBS	09/17/2017	100.00	130,188	(749)
Biogen Inc. Call Option	10/21/2016	325.00	12	(6)
Biogen Inc. Put Option	10/21/2016	260.00	12	—
Cintas Corp. Call Option, BOA	10/21/2016	120.00	9,647	—
General Electric Co. Call Option, DUB	01/20/2017	32.50	304,630	(34)
Johnson & Johnson Call Option, BCL	01/20/2017	110.00	101,098	(945)
MetLife Inc. Put Option, UBS	01/20/2017	45.00	29,912	(85)
MetLife Inc. Put Option, UBS	01/20/2017	46.00	27,400	(93)
Prudential Financial Inc. Put Option, MSC	01/20/2017	77.50	33,550	(103)
Qualcomm Inc. Call Option, DUB	05/19/2017	70.00	117,608	(499)
Qualcomm Inc. Put Option, DUB	05/19/2017	40.00	117,608	(38)
SPDR Gold Shares ETF Call Option, JPM	12/16/2016	145.00	1,053	(24)
SPDR Gold Shares ETF Call Option, SGB	01/20/2017	145.00	105,955	(44)
Tiffany & Co. Call Option	02/17/2017	75.00	257	(95)
Tiffany & Co. Call Option	02/17/2017	72.50	256	(127)
Williams-Sonoma Inc. Call Option	11/18/2016	55.00	354	(35)
			1,116,906	$(3,422)
JNL/Boston Partners Global Long Short Equity Fund
Phillips 66 Co. Call Option	01/20/2017	85.00	488	$(98)

JNL Multi-Manager Alternative Fund
AK Steel Holding Corp. Put Option	12/16/2016	4.50	193	$(8)
Alibaba Group Holding Ltd. Put Option	11/18/2016	90.00	9	(1)
Alibaba Group Holding Ltd. Put Option	11/18/2016	95.00	10	(2)
Allergan Plc Call Option	11/18/2016	235.00	10	(8)
Altra Industrial Motion Corp. Put Option	10/21/2016	25.00	33	(1)
Ashland Inc. Call Option	11/18/2016	125.00	9	(1)
Atlas Air Worldwide Holdings Inc. Put Option	11/18/2016	40.00	112	(16)
Blucora Inc. Put Option	10/21/2016	10.00	55	(1)
BroadSoft Inc. Put Option	11/18/2016	45.00	39	(9)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
JNL Multi-Manager Alternative Fund (continued)
Ashland Inc. Call Option	10/21/2016	115.00	79	$(23)
Bunge Ltd. Put Option	10/21/2016	60.00	19	(3)
Cemex SAB de CV Put Option	01/20/2017	8.00	326	(29)
Cypress Semiconductor Corp. Put Option	12/16/2016	11.00	60	(3)
Green Plains Inc. Put Option	01/20/2017	25.00	82	(18)
KLA-Tencor Corp. Call Option	11/18/2016	70.00	17	(4)
Lam Research Corp. Put Option	10/21/2016	95.00	9	(3)
LGI Homes Inc. Put Option	11/18/2016	30.00	58	(3)
Marriott International Inc. Call Option	10/21/2016	67.50	140	(18)
Marriott International Inc. Call Option	10/21/2016	70.00	39	(1)
Procter & Gamble Co. Call Option	10/14/2016	120.00	317	—
Workday Inc. Put Option	12/16/2016	80.00	20	(4)
			1,636	$(156)
JNL/PIMCO Total Return Bond Fund
Federal National Mortgage Association, 3.00%, 11/15/46, TBA Call Option, JPM	11/07/2016	103.72	17,000,000	$(124)
Federal National Mortgage Association, 3.00%, 11/15/46, TBA Call Option, JPM	11/07/2016	103.81	9,000,000	(64)
Federal National Mortgage Association, 3.00%, 11/15/46, TBA Put Option, JPM	11/07/2016	102.72	17,000,000	(3)
Federal National Mortgage Association, 3.00%, 11/15/46, TBA Put Option, JPM	11/07/2016	102.81	9,000,000	(1)
			52,000,000	$(192)
JNL/Westchester Capital Event Driven Fund
Alcoa Inc. Call Option	10/21/2016	9.00	2,942	$(357)
Alcoa Inc. Call Option	10/21/2016	8.00	2,963	(636)
Alibaba Group Holding Ltd. Put Option	11/18/2016	90.00	26	(2)
Alibaba Group Holding Ltd. Put Option	11/18/2016	95.00	29	(5)
Allergan Plc Call Option	11/18/2016	235.00	71	(56)
American International Group Inc. Call Option	10/21/2016	55.00	589	(265)
American International Group Inc. Call Option	10/21/2016	57.50	532	(119)
American International Group Inc. Call Option	11/18/2016	57.50	355	(105)
Ashland Inc. Call Option	10/21/2016	115.00	265	(76)
Ashland Inc. Call Option	11/18/2016	125.00	29	(3)
Blackstone Group LP Call Option	12/16/2016	25.00	1,028	(140)
Blackstone Group LP Put Option	11/18/2016	24.00	345	(20)
CBS Corp. Call Option	10/21/2016	52.50	555	(150)
CBS Corp. Call Option	12/16/2016	52.50	1,055	(405)
CIT Group Inc. Call Option	11/18/2016	35.00	789	(195)
ConAgra Foods Inc. Call Option	12/16/2016	44.00	336	(121)
ConAgra Foods Inc. Call Option	12/16/2016	45.00	1,929	(540)
Coty Inc. Call Option	10/21/2016	23.00	2,226	(222)
Dow Chemical Co. Call Option	12/16/2016	52.50	1,291	(218)
General Electric Co. Call Option	10/21/2016	30.00	1,113	(31)
General Motors Co. Call Option	11/18/2016	32.00	133	(14)
General Motors Co. Call Option	12/16/2016	31.00	3,079	(548)
Hewlett Packard Enterprise Co. Call Option	11/18/2016	20.00	4,632	(1,366)
Hewlett Packard Enterprise Co. Call Option	11/18/2016	21.00	1,567	(325)
Hilton Worldwide Holdings Inc. Call Option	10/21/2016	22.00	4,691	(563)
Hilton Worldwide Holdings Inc. Call Option	11/18/2016	22.00	244	(35)
Hilton Worldwide Holdings Inc. Call Option	11/18/2016	23.00	800	(66)
Johnson Controls Inc. Call Option	10/21/2016	44.00	142	(40)
Johnson Controls Inc. Call Option	10/21/2016	45.00	718	(147)
KLA-Tencor Corp. Call Option	11/18/2016	70.00	57	(14)
Lam Research Corp. Put Option	10/21/2016	95.00	29	(8)
Marriott International Inc. Call Option	10/21/2016	67.50	451	(59)
Marriott International Inc. Call Option	10/21/2016	70.00	117	(5)
MetLife Inc. Call Option	11/18/2016	40.00	82	(40)
MetLife Inc. Call Option	11/18/2016	42.50	1,840	(502)
MGM Resorts International Call Option	12/16/2016	24.00	3,345	(913)
Monsanto Co. Call Option	10/21/2016	100.00	144	(37)
Monsanto Co. Call Option	10/21/2016	105.00	444	(18)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts	Value
Options on Securities (continued)
JNL/Westchester Capital Event Driven Fund (continued)
Procter & Gamble Co. Call Option	10/14/2016	120.00		1,069	$(1)
Vivendi SA Call Option, JPM	10/21/2016	EUR	17.00	2,834	(322)
Vivendi SA Call Option, JPM	11/18/2016	EUR	16.50	724	(128)
				45,610	$(8,817)

Summary of Written Options

	Notional USD	Contracts	Premiums
JNL/AB Dynamic Asset Allocation Fund
Options outstanding at December 31, 2015	$—	—	$—
Options written during the period	—	2,315	54
Options closed during the period	—	(2,315)	(54)
Options outstanding at September 30, 2016	$—	—	$—

JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2015	$—	227,574,222	$14,854
Options written during the period	405,397	1,186,116,309	22,275
Options closed during the period	(97,320)	(1,058,929,735)	(21,909)
Options exercised during the period	—	(533,796)	(1,550)
Options expired during the period	(105,513)	(90,019,736)	(4,832)
Options outstanding at September 30, 2016	$202,564	264,207,264	$8,838

JNL/Boston Partners Global Long Short Equity Fund
Options outstanding at December 31, 2015	$—	2,680	$1,495
Options written during the period	—	5,110	2,608
Options closed during the period	—	(483)	(312)
Options exercised during the period	—	(3,765)	(1,993)
Options expired during the period	—	(3,054)	(1,609)
Options outstanding at September 30, 2016	$—	488	$189

JNL/FPA + DoubleLine Flexible Allocation Fund
Options outstanding at December 31, 2015	$—	17,546	$4,861
Options written during the period	—	18,899	8,735
Options closed during the period	—	(13,980)	(7,585)
Options exercised during the period	—	(359)	(657)
Options expired during the period	—	(22,106)	(5,354)
Options outstanding at September 30, 2016	$—	—	$—

JNL Multi-Manager Alternative Fund
Options outstanding at December 31, 2015	$3,500	1,219	$660
Options written during the period	6,815	16,828	6,388
Options closed during the period	—	(5,220)	(1,500)
Options exercised during the period	—	(1,067)	(185)
Options expired during the period	(10,315)	(9,121)	(4,436)
Options outstanding at September 30, 2016	$—	2,639	$927

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2015	$13,200	1,787	$3,019
Options written during the period	119,616	10,404	6,354
Options closed during the period	(24,278)	(4,262)	(2,911)
Options expired during the period	(89,391)	(4,477)	(1,950)
Options outstanding at September 30, 2016	$19,147	3,452	$4,512

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2016

Summary of Written Options

	Notional USD	Contracts	Premiums
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2015	$128,102	19,431	$9,894
Options written during the period	1,454,394	52,025,545	18,624
Options closed during the period	(174,006)	(4,323)	(2,084)
Options expired during the period	(1,381,290)	(35,531)	(21,222)
Options outstanding at September 30, 2016	$27,200	52,005,122	$5,212

JNL/Westchester Capital Event Driven Fund
Options outstanding at December 31, 2015	$—	21,748	$4,905
Options written during the period	—	170,325	34,645
Options closed during the period	—	(100,759)	(20,770)
Options exercised during the period	—	(20,309)	(4,832)
Options expired during the period	—	(24,523)	(4,902)
Options outstanding at September 30, 2016	$—	46,482	$9,046

Schedule of Exchange-Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable	Purchased/ (Written) Contracts	Unrealized Appreciation/ (Depreciation)
JNL Multi-Manager Alternative Fund
Euro-Bobl Put Option	11/25/2016	EUR	130.25	$—	19	$—
Euro-Bobl Put Option	10/21/2016	EUR	129.75	—	40	(1)
Euro-Bund Call Option	10/21/2016	EUR	170.00	2	159	(1)
				$2	218	$(2)
JNL/PIMCO Real Return Fund
3-Month Sterling Interest Rate Future	6/21/2017	GBP	98.00	$—	(480)	$8
3-Month Sterling Interest Rate Future	6/21/2017	GBP	98.50	—	480	(29)
3-Month Sterling Interest Rate Future	12/21/2016	GBP	98.00	—	(1,625)	36
3-Month Sterling Interest Rate Future	12/21/2016	GBP	98.50	—	1,625	(187)
Euro-Bund Put Option	11/25/2016	EUR	155.50	—	39	—
				$—	39	$(172)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
ASX SPI 200 Index Future	December 2016	(3)	$(11)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2016	1	1
Canadian Government Bond Future, 10-Year	December 2016	3	1
Euro STOXX 50 Future	December 2016	12	—
FTSE 100 Index Future	December 2016	7	18
Mini MSCI Emerging EAFE Index Future	December 2016	(1)	(1)
Nikkei 225 Future	December 2016	(3)	2
S&P 500 E-Mini Index Future	December 2016	2	2
S&P/Toronto Stock Exchange 60 Index Future	December 2016	1	1
Tokyo Price Index Future	December 2016	(2)	4
U.K. Long Gilt Future	December 2016	6	(9)
U.S. Treasury Note Future, 10-Year	December 2016	38	26
U.S. Treasury Note Future, 5-Year	December 2016	15	4
Ultra Long Term U.S. Treasury Bond Future	December 2016	5	—
			$38
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	March 2017	228	$(37)
3-Month Euro Euribor Interest Rate Future	June 2017	282	(25)
3-Month Euro Euribor Interest Rate Future	September 2017	430	(38)
3-Month Euro Euribor Interest Rate Future	December 2017	527	17
3-Month Euro Euribor Interest Rate Future	March 2018	606	107
3-Month Euro Euribor Interest Rate Future	June 2018	573	40
3-Month Euro Euribor Interest Rate Future	September 2018	494	13
3-Month Euro Swiss Franc Interest Rate Future	March 2017	(95)	(7)
3-Month Euro Swiss Franc Interest Rate Future	June 2017	(63)	(6)
3-Month Euro Swiss Franc Interest Rate Future	September 2017	(43)	(5)
3-Month Sterling Interest Rate Future	December 2016	111	(15)
3-Month Sterling Interest Rate Future	March 2017	908	127
3-Month Sterling Interest Rate Future	June 2017	943	250
3-Month Sterling Interest Rate Future	September 2017	928	192
3-Month Sterling Interest Rate Future	December 2017	892	220
3-Month Sterling Interest Rate Future	March 2018	834	220
3-Month Sterling Interest Rate Future	June 2018	806	187
3-Month Sterling Interest Rate Future	September 2018	783	40
90-Day Eurodollar Future	March 2017	(821)	(61)
90-Day Eurodollar Future	June 2017	(596)	(32)
90-Day Eurodollar Future	September 2017	(366)	(33)
90-Day Eurodollar Future	December 2017	(113)	(10)
90-Day Eurodollar Future	March 2018	69	(3)
90-Day Eurodollar Future	June 2018	138	(5)
90-Day Eurodollar Future	September 2018	166	(11)
Amsterdam Exchanges Index Future	October 2016	52	60
ASX SPI 200 Index Future	December 2016	163	537
Australia Commonwealth Treasury Bond Future, 10-Year	December 2016	110	110
Australia Commonwealth Treasury Bond Future, 3-Year	December 2016	(512)	(186)
Australian Dollar Future	December 2016	43	(2)
Brent Crude Oil Future	December 2016	(363)	(1,237)
British Pound Future	December 2016	(271)	186
CAC40 10 Euro Future	October 2016	92	7
Canadian Bank Acceptance Future	December 2016	(72)	(8)
Canadian Bank Acceptance Future	March 2017	(321)	(30)
Canadian Bank Acceptance Future	June 2017	(208)	(18)
Canadian Dollar Future	December 2016	(402)	(190)
Canadian Government Bond Future, 10-Year	December 2016	234	(31)
Cocoa Future	December 2016	(114)	133
Cocoa Future	December 2016	37	(79)
Coffee ‘C’ Future	December 2016	110	321
Copper Future	December 2016	(49)	(153)
Corn Future	December 2016	(620)	(114)
Cotton No. 2 Future	December 2016	42	(10)
Dow Jones Industrial Average E-Mini Index Future	December 2016	235	111
Euro FX Currency Future	December 2016	(174)	(97)
Euro STOXX 50 Future	December 2016	2	—
Euro-Bobl Future	December 2016	1,118	523
Euro-BTP Future	December 2016	302	(8)
Euro-Bund Future	December 2016	354	384
Euro-Buxl Future	December 2016	25	19
Euro-OAT Future	December 2016	256	295
Euro-Schatz Future	December 2016	1,563	218
FTSE 100 Index Future	December 2016	207	423
FTSE/MIB Index Future	December 2016	(19)	15
German Stock Index Future	December 2016	19	42
Gold 100 oz. Future	December 2016	476	(1,003)
Hang Seng China Enterprises Index Future	October 2016	11	(8)
Hang Seng Index Future	October 2016	11	(12)
IBEX 35 Index Future	October 2016	(8)	6
Japanese Government Bond Future, 10-Year	December 2016	(30)	(217)
Japanese Yen Future	December 2016	768	378
KCBT Wheat Future	December 2016	(180)	168
KOSPI 200 Future	December 2016	4	1
Lean Hogs Future	December 2016	(83)	292
Live Cattle Future	December 2016	(94)	246
LME Aluminum Future	December 2016	23	7
LME Copper Future	December 2016	(14)	(81)
LME Nickel Future	December 2016	29	95
LME Zinc Future	December 2016	88	164
Low Sulphur Gas Oil Future	November 2016	(412)	(1,047)
Mexican Peso Future	December 2016	(373)	(81)
Mini MSCI Emerging EAFE Index Future	December 2016	23	9
Mini MSCI Emerging Markets Index Future	December 2016	303	(189)
NASDAQ 100 E-Mini Future	December 2016	349	982

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund (continued)
Natural Gas Future	November 2016	(75)	$10
Nikkei 225 Future	December 2016	(26)	136
NY Harbor ULSD Future	November 2016	(195)	(779)
OMX Stockholm 30 Index Future	October 2016	285	78
Palladium Future	December 2016	45	69
Platinum Future	January 2017	47	(51)
RBOB Gasoline Future	November 2016	(82)	(370)
Russell 2000 Mini Index Future	December 2016	104	325
S&P 500 E-Mini Index Future	December 2016	150	126
S&P MidCap 400 E-Mini Index Future	December 2016	78	55
S&P/Toronto Stock Exchange 60 Index Future	December 2016	174	262
SGX MSCI Singapore Index Future	October 2016	155	31
SGX Nifty 50 Index Future	October 2016	340	(91)
Silver Future	December 2016	151	(130)
Soybean Future	November 2016	27	6
Soybean Meal Future	December 2016	(62)	196
Soybean Oil Future	December 2016	52	2
Sugar #11 (World Markets) Future	March 2017	459	1,144
Tokyo Price Index Future	December 2016	(6)	(11)
U.K. Long Gilt Future	December 2016	293	(9)
U.S. Treasury Long Bond Future	December 2016	59	(68)
U.S. Treasury Note Future, 10-Year	December 2016	286	(21)
U.S. Treasury Note Future, 2-Year	December 2016	45	(1)
U.S. Treasury Note Future, 5-Year	December 2016	612	19
Ultra Long Term U.S. Treasury Bond Future	December 2016	59	(146)
Wheat Future	December 2016	(241)	418
WTI Crude Oil Future	November 2016	(450)	(974)
			$2,282
JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	December 2016	4	$17
Euro STOXX 50 Future	December 2016	23	10
FTSE 100 Index Future	December 2016	29	83
NASDAQ 100 E-Mini Future	December 2016	45	131
Russell 2000 Mini Index Future	December 2016	(247)	(540)
S&P 500 E-Mini Index Future	December 2016	(882)	(536)
Stoxx Europe 600 Index Future	December 2016	(154)	(12)
Tokyo Price Index Future	December 2016	52	(70)
Yen Denominated Nikkei 225 Future	December 2016	(22)	23
			$(894)
JNL/Goldman Sachs Core Plus Bond Fund
90-Day Eurodollar Future	June 2018	(56)	$(5)
90-Day Eurodollar Future	September 2018	(56)	2
90-Day Eurodollar Future	December 2018	(56)	1
90-Day Eurodollar Future	March 2019	(56)	1
90-Day Eurodollar Future	June 2019	(56)	(1)
90-Day Eurodollar Future	September 2019	(56)	(4)
90-Day Eurodollar Future	December 2019	(56)	(4)
90-Day Eurodollar Future	March 2020	(56)	(5)
U.S. Treasury Long Bond Future	December 2016	252	(436)
U.S. Treasury Note Future, 10-Year	December 2016	(41)	(28)
U.S. Treasury Note Future, 2-Year	December 2016	(47)	(6)
U.S. Treasury Note Future, 5-Year	December 2016	540	208
Ultra 10-Year U.S. Treasury Note Future	December 2016	(9)	1
Ultra Long Term U.S. Treasury Bond Future	December 2016	(13)	22
			$(254)
JNL/Goldman Sachs Emerging Markets Debt Fund
Euro-Bobl Future	December 2016	(5)	$(3)
Euro-Bund Future	December 2016	(1)	(1)
U.S. Treasury Long Bond Future	December 2016	13	(14)
U.S. Treasury Note Future, 10-Year	December 2016	3	(1)
U.S. Treasury Note Future, 2-Year	December 2016	(38)	(7)
U.S. Treasury Note Future, 5-Year	December 2016	62	23
Ultra Long Term U.S. Treasury Bond Future	December 2016	(9)	19
			$16
JNL/Mellon Capital Emerging Markets Index Fund
Mini MSCI Emerging Markets Index Future	December 2016	329	$99

JNL/Mellon Capital S&P 500 Index Fund
S&P 500 E-Mini Index Future	December 2016	690	$512

JNL/Mellon Capital S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	December 2016	387	$815

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	December 2016	136	$188

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	December 2016	43	$163
Euro STOXX 50 Future	December 2016	498	39
FTSE 100 Index Future	December 2016	128	270
Tokyo Price Index Future	December 2016	86	(64)
			$408
JNL Multi-Manager Alternative Fund
90-Day Eurodollar Future	December 2016	107	$(1)
90-Day Eurodollar Future	March 2017	77	26
90-Day Eurodollar Future	June 2017	13	8
90-Day Eurodollar Future	March 2018	76	(6)
90-Day Eurodollar Future	December 2018	47	4
Australian Dollar Future	December 2016	7	8
British Pound Future	December 2016	(20)	37
Canadian Dollar Future	December 2016	52	(27)
Euro FX Currency Future	December 2016	(9)	1
Euro-Bobl Future	December 2016	59	12
Euro-BTP Future	December 2016	(10)	7
Euro-Bund Future	December 2016	(155)	(116)
Euro-Buxl Future	December 2016	(61)	(199)
Japanese Government Bond Future, 10-Year	December 2016	(6)	(34)
Japanese Yen Future	December 2016	(63)	(45)
Mexican Peso Future	December 2016	51	(22)
SGX Japanese Government Bond Future, 10-Year	December 2016	3	1
U.K. Long Gilt Future	December 2016	(11)	17
U.S. Treasury Long Bond Future	December 2016	273	(303)
U.S. Treasury Note Future, 10-Year	December 2016	(557)	(77)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
U.S. Treasury Note Future, 2-Year	December 2016	39	$11
U.S. Treasury Note Future, 5-Year	December 2016	1,119	360
Ultra 10-Year U.S. Treasury Note Future	December 2016	(114)	(37)
Ultra Long Term U.S. Treasury Bond Future	December 2016	51	(17)
			$(392)
JNL/Neuberger Berman Strategic Income Fund
10-Year USD Deliverable Interest Rate Swap Future	December 2016	(111)	$(98)
90-Day Eurodollar Future	December 2016	146	3
Australian Dollar Future	December 2016	89	188
British Pound Future	December 2016	73	(96)
Canadian Bank Acceptance Future	June 2017	377	(142)
Euro FX Currency Future	December 2016	(99)	(35)
Euro-Bobl Future	December 2016	(54)	(28)
Euro-Buxl Future	December 2016	(79)	(256)
Euro-OAT Future	December 2016	(24)	(23)
Japanese Yen Future	December 2016	(52)	27
Mexican Peso Future	December 2016	56	20
New Zealand Dollar Future	December 2016	(218)	(110)
SGX Japanese Government Bond Future, 10-Year	December 2016	(121)	(81)
South African Rand Future	December 2016	(64)	(119)
Swedish Krona Future	December 2016	14	(8)
U.S. Treasury Long Bond Future	December 2016	39	(79)
U.S. Treasury Note Future, 10-Year	December 2016	(262)	69
U.S. Treasury Note Future, 5-Year	December 2016	(172)	(55)
Ultra 10-Year U.S. Treasury Note Future	December 2016	291	48
Ultra Long Term U.S. Treasury Bond Future	December 2016	7	(18)
			$(793)
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	December 2016	(275)	$(22)
Euro-Bobl Future	December 2016	(68)	(29)
Euro-BTP Future	December 2016	(76)	7
Euro-Bund Future	December 2016	39	74
Euro-OAT Future	December 2016	(153)	(213)
Japanese Government Bond Future, 10-Year	December 2016	(12)	(66)
U.K. Long Gilt Future	December 2016	(36)	51
U.S. Treasury Long Bond Future	December 2016	(310)	818
U.S. Treasury Note Future, 10-Year	December 2016	995	114
			$734
JNL/PIMCO Total Return Bond Fund
3-Month Sterling Interest Rate Future	September 2017	(210)	$(129)
3-Month Sterling Interest Rate Future	March 2018	(1,039)	(805)
3-Month Sterling Interest Rate Future	June 2018	(855)	(648)
90-Day Eurodollar Future	March 2017	(206)	85
90-Day Eurodollar Future	June 2017	(3,844)	1,537
90-Day Eurodollar Future	March 2018	(3,887)	201
90-Day Eurodollar Future	June 2018	(1,753)	215
90-Day Eurodollar Future	September 2018	(1,577)	(1,122)
90-Day Eurodollar Future	December 2018	(2,005)	(1,448)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2016	1	1
Canadian Government Bond Future, 10-Year	December 2016	(498)	(107)
U.K. Long Gilt Future	December 2016	(22)	31
U.S. Treasury Long Bond Future	December 2016	755	(1,445)
U.S. Treasury Note Future, 10-Year	December 2016	1,788	472
U.S. Treasury Note Future, 5-Year	December 2016	12,326	318
			$(2,844)
JNL/PPM America Floating Rate Income Fund
U.S. Treasury Long Bond Future	December 2016	(3)	$2
U.S. Treasury Note Future, 10-Year	December 2016	(82)	(59)
U.S. Treasury Note Future, 5-Year	December 2016	(42)	(24)
			$(81)
JNL/PPM America High Yield Bond Fund
U.S. Treasury Long Bond Future	December 2016	(46)	$65
U.S. Treasury Note Future, 10-Year	December 2016	(210)	(45)
U.S. Treasury Note Future, 5-Year	December 2016	(62)	(35)
			$(15)
JNL/PPM America Total Return Fund
Euro FX Currency Future	December 2016	(27)	$5
U.S. Treasury Long Bond Future	December 2016	234	(424)
U.S. Treasury Note Future, 10-Year	December 2016	(899)	(514)
U.S. Treasury Note Future, 2-Year	December 2016	(157)	(48)
U.S. Treasury Note Future, 5-Year	December 2016	(42)	(6)
Ultra Long Term U.S. Treasury Bond Future	December 2016	(16)	(17)
			$(1,004)
JNL/Scout Unconstrained Bond Fund
U.S. Treasury Long Bond Future	December 2016	(470)	$(161)
U.S. Treasury Note Future, 10-Year	December 2016	(745)	(198)
			$(359)
JNL/T. Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 10-Year	December 2016	(67)	$8
U.S. Treasury Note Future, 2-Year	December 2016	847	5
U.S. Treasury Note Future, 5-Year	December 2016	24	2
			$15
JNL/WMC Balanced Fund
U.S. Treasury Note Future, 10-Year	December 2016	117	$38
Ultra Long Term U.S. Treasury Bond Future	December 2016	42	(125)
			$(87)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AB Dynamic Asset Allocation Fund
AUD/USD	12/15/2016	SSB	AUD	7	$5	$—
CAD/USD	12/15/2016	SSB	CAD	222	169	(3)
CHF/USD	12/15/2016	SSB	CHF	169	175	(3)
EUR/USD	12/15/2016	CIT	EUR	207	234	2
EUR/USD	12/15/2016	SSB	EUR	127	143	—
EUR/USD	12/15/2016	SSB	EUR	80	91	—
GBP/USD	12/15/2016	SSB	GBP	29	38	(1)
JPY/USD	12/15/2016	SSB	JPY	57,819	572	(4)
NOK/USD	12/15/2016	GSC	NOK	1,012	127	1
NZD/USD	12/15/2016	SSB	NZD	124	90	1
NZD/USD	12/15/2016	SSB	NZD	378	274	(3)
USD/CHF	12/15/2016	JPM	CHF	(169)	(175)	(2)
USD/CHF	12/15/2016	SSB	CHF	(345)	(357)	1
USD/CHF	12/15/2016	JPM	CHF	(456)	(472)	—
USD/EUR	12/15/2016	SSB	EUR	(96)	(108)	(1)
USD/GBP	12/15/2016	JPM	GBP	(151)	(197)	1
USD/GBP	12/15/2016	SSB	GBP	(130)	(168)	—
USD/JPY	12/15/2016	SSB	JPY	(36,939)	(365)	(2)
USD/JPY	12/15/2016	SSB	JPY	(4,912)	(49)	1
USD/SEK	12/15/2016	SSB	SEK	(1,176)	(138)	3
USD/SEK	12/15/2016	CIT	SEK	(1,240)	(145)	—
					$(256)	$(9)
JNL/AQR Managed Futures Strategy Fund
AUD/USD	10/04/2016	CIT	AUD	8,107	$6,205	$(14)
AUD/USD	12/21/2016	CIT	AUD	26,062	19,911	(28)
AUD/USD	12/21/2016	CIT	AUD	29,817	22,780	129
BRL/USD	12/21/2016	CIT	BRL	43,248	12,992	151
BRL/USD	12/21/2016	CIT	BRL	8,192	2,462	(29)
CAD/USD	12/21/2016	CIT	CAD	77,890	59,403	(692)
CAD/USD	12/21/2016	CIT	CAD	5,565	4,244	6
CHF/USD	12/21/2016	CIT	CHF	122	127	—
CLP/USD	12/21/2016	CIT	CLP	5,115,001	7,726	197
CLP/USD	12/21/2016	CIT	CLP	159,082	240	—
COP/USD	12/21/2016	CIT	COP	10,678,153	3,653	63
COP/USD	12/21/2016	CIT	COP	5,554,217	1,900	(14)
EUR/USD	12/21/2016	CIT	EUR	26,454	29,828	149
EUR/USD	12/21/2016	CIT	EUR	46,601	52,544	(36)
GBP/USD	12/21/2016	CIT	GBP	1,717	2,229	(20)
HKD/USD	12/21/2016	CIT	HKD	10,380	1,340	—
HUF/USD	12/21/2016	CIT	HUF	3,509,613	12,807	124
HUF/USD	12/21/2016	CIT	HUF	1,058,503	3,863	(23)
IDR/USD	12/21/2016	CIT	IDR	114,038,820	8,634	134
ILS/USD	10/05/2016	CIT	ILS	477	127	—
ILS/USD	12/21/2016	CIT	ILS	39,809	10,646	25
INR/USD	12/21/2016	CIT	INR	764,016	11,321	82
INR/USD	12/21/2016	CIT	INR	304,871	4,517	(16)
JPY/USD	12/21/2016	CIT	JPY	1,409,591	13,949	(156)
JPY/USD	12/21/2016	CIT	JPY	13,167,235	130,315	1,187
KRW/USD	12/21/2016	CIT	KRW	28,109,840	25,511	303
KRW/USD	12/21/2016	CIT	KRW	25,648,826	23,279	(133)
MXN/USD	12/21/2016	CIT	MXN	176,371	9,016	(444)
MXN/USD	12/21/2016	CIT	MXN	54,137	2,768	45
MYR/USD	12/21/2016	CIT	MYR	30,821	7,423	(175)
NOK/USD	12/21/2016	CIT	NOK	346,644	43,369	1,100
NZD/USD	12/21/2016	CIT	NZD	94,670	68,723	(1,044)
NZD/USD	12/21/2016	CIT	NZD	113,236	82,201	388
PHP/USD	12/21/2016	CIT	PHP	378,034	7,778	(322)
PLN/USD	12/21/2016	CIT	PLN	144,505	37,733	286
PLN/USD	12/21/2016	CIT	PLN	8,684	2,267	(9)
SEK/USD	12/21/2016	CIT	SEK	22,713	2,659	(48)
SGD/USD	12/21/2016	CIT	SGD	7,247	5,316	(28)
SGD/USD	12/21/2016	CIT	SGD	2,301	1,688	2
TRY/USD	12/21/2016	CIT	TRY	204,051	66,925	(827)
TWD/USD	12/21/2016	CIT	TWD	135,799	4,342	27
TWD/USD	12/21/2016	CIT	TWD	194,169	6,209	(35)
USD/AUD	10/04/2016	CIT	AUD	(8,107)	(6,205)	17
USD/AUD	12/21/2016	CIT	AUD	(31,419)	(24,001)	(388)
USD/BRL	12/21/2016	CIT	BRL	(1,513)	(455)	(5)
USD/BRL	12/21/2016	CIT	BRL	(400)	(121)	1
USD/CAD	12/21/2016	CIT	CAD	(100,278)	(76,479)	(413)
USD/CAD	12/21/2016	CIT	CAD	(26,544)	(20,244)	109
USD/CHF	12/21/2016	CIT	CHF	(101)	(105)	—
USD/CHF	12/21/2016	CIT	CHF	(21)	(21)	—
USD/CLP	12/21/2016	CIT	CLP	(697,005)	(1,052)	(20)
USD/COP	12/21/2016	CIT	COP	(1,690,091)	(578)	(15)
USD/COP	12/21/2016	CIT	COP	(30,288)	(10)	—
USD/EUR	12/21/2016	CIT	EUR	(82,970)	(93,551)	265
USD/EUR	12/21/2016	CIT	EUR	(59,149)	(66,694)	(394)
USD/GBP	12/21/2016	CIT	GBP	(58,020)	(75,330)	1,181
USD/GBP	12/21/2016	CIT	GBP	(2,988)	(3,880)	(1)
USD/HKD	12/21/2016	CIT	HKD	(7,916)	(1,021)	—
USD/HUF	12/21/2016	CIT	HUF	(228,217)	(833)	(4)
USD/IDR	12/21/2016	CIT	IDR	(3,774,268)	(286)	(2)
USD/ILS	10/05/2016	CIT	ILS	(477)	(127)	—
USD/ILS	12/21/2016	CIT	ILS	(3,888)	(1,039)	(8)
USD/INR	12/21/2016	CIT	INR	(11,708)	(173)	(2)
USD/JPY	12/21/2016	CIT	JPY	(4,622,415)	(45,747)	(608)
USD/JPY	12/21/2016	CIT	JPY	(159,689)	(1,581)	9
USD/KRW	12/21/2016	CIT	KRW	(4,790,382)	(4,349)	(54)
USD/MXN	12/21/2016	CIT	MXN	(427,516)	(21,854)	505
USD/MXN	12/21/2016	CIT	MXN	(72,382)	(3,700)	(53)
USD/MYR	12/21/2016	CIT	MYR	(18,745)	(4,514)	49
USD/MYR	12/21/2016	CIT	MYR	(4,259)	(1,026)	—
USD/NOK	12/21/2016	CIT	NOK	(74,447)	(9,315)	(317)
USD/NZD	12/21/2016	CIT	NZD	(25,939)	(18,829)	63
USD/NZD	12/21/2016	CIT	NZD	(42,833)	(31,093)	(109)
USD/PHP	12/21/2016	CIT	PHP	(446,584)	(9,191)	138
USD/PHP	12/21/2016	CIT	PHP	(24,588)	(506)	(1)
USD/PLN	12/21/2016	CIT	PLN	(87,740)	(22,911)	(388)
USD/SEK	12/21/2016	CIT	SEK	(71,421)	(8,359)	(19)
USD/SEK	12/21/2016	CIT	SEK	(544,368)	(63,714)	771
USD/SGD	12/21/2016	CIT	SGD	(6,629)	(4,864)	21
USD/SGD	12/21/2016	CIT	SGD	(6,255)	(4,588)	(6)
USD/TRY	12/21/2016	CIT	TRY	(70,798)	(23,220)	101
USD/TWD	12/21/2016	CIT	TWD	(31,931)	(1,021)	2
USD/TWD	12/21/2016	CIT	TWD	(49,438)	(1,580)	(14)
USD/ZAR	12/21/2016	CIT	ZAR	(49,884)	(3,580)	(194)
ZAR/USD	12/21/2016	CIT	ZAR	213,583	15,324	506
ZAR/USD	12/21/2016	CIT	ZAR	73,180	5,251	(42)
					$183,798	$986
JNL/BlackRock Global Allocation Fund
BRL/USD	12/02/2016	DUB	BRL	14,105	$4,263	$304
CNY/USD	11/04/2016	DUB	CNY	57,590	8,623	(145)
EUR/JPY	02/13/2017	HSB	JPY	(388,727)	(3,857)	(325)
EUR/PLN	11/17/2016	BNP	PLN	(14,573)	(3,807)	9
EUR/USD	11/10/2016	MSC	EUR	4,675	5,261	(14)
EUR/USD	11/10/2016	DUB	EUR	5,308	5,973	(6)
EUR/USD	11/25/2016	CSI	EUR	6,378	7,182	(61)
EUR/USD	12/02/2016	HSB	EUR	8,020	9,034	76
GBP/USD	11/21/2016	BBH	GBP	1,972	2,558	(68)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/BlackRock Global Allocation Fund (continued)
JPY/EUR	02/13/2017	HSB	EUR	(3,125)	$(3,533)	$488
MXN/USD	10/27/2016	GSC	MXN	61,795	3,178	51
NOK/USD	11/10/2016	MSC	NOK	32,038	4,008	236
TWD/USD	01/09/2017	JPM	TWD	302,662	9,683	407
TWD/USD	01/09/2017	BNP	TWD	304,022	9,726	415
TWD/USD	01/09/2017	GSC	TWD	306,650	9,810	401
TWD/USD	01/11/2017	CSI	TWD	302,100	9,665	392
TWD/USD	02/16/2017	DUB	TWD	115,266	3,692	94
USD/AED	01/19/2017	BNP	AED	(13,026)	(3,543)	(25)
USD/AED	01/19/2017	GSC	AED	(13,036)	(3,546)	(28)
USD/AED	01/25/2017	BNP	AED	(12,909)	(3,511)	(25)
USD/AUD	11/09/2016	GSC	AUD	(12,436)	(9,510)	(286)
USD/AUD	11/10/2016	DUB	AUD	(12,654)	(9,676)	(458)
USD/AUD	11/17/2016	DUB	AUD	(4,844)	(3,704)	(3)
USD/BRL	12/02/2016	DUB	BRL	(14,105)	(4,263)	(481)
USD/CNY	11/04/2016	DUB	CNY	(57,590)	(8,623)	240
USD/JPY	10/03/2016	DUB	JPY	(4,300,000)	(42,404)	(503)
USD/JPY	10/11/2016	JPM	JPY	(870,000)	(8,582)	(353)
USD/JPY	10/24/2016	MSC	JPY	(1,310,000)	(12,929)	(527)
USD/JPY	10/31/2016	MSC	JPY	(4,380,000)	(43,243)	(1,275)
USD/JPY	11/21/2016	DUB	JPY	(4,410,000)	(43,576)	516
USD/JPY	12/05/2016	JPM	JPY	(4,300,000)	(42,515)	(810)
USD/JPY	02/13/2017	HSB	JPY	(16,420)	(163)	(11)
USD/JPY	03/10/2017	BNP	JPY	(2,260,000)	(22,452)	(72)
USD/MXN	10/27/2016	GSC	MXN	(168,029)	(8,642)	449
USD/NZD	11/08/2016	MSC	NZD	(13,486)	(9,805)	(679)
USD/NZD	11/10/2016	CIT	NZD	(13,690)	(9,953)	(820)
USD/TWD	01/09/2017	CIT	TWD	(606,684)	(19,409)	(1,253)
USD/TWD	01/09/2017	GSC	TWD	(306,650)	(9,810)	(716)
USD/TWD	01/11/2017	CSI	TWD	(302,100)	(9,665)	(660)
USD/TWD	02/16/2017	DUB	TWD	(115,266)	(3,692)	(243)
					$(251,757)	$(5,769)
JNL/Boston Partners Global Long Short Equity Fund
CAD/USD	10/03/2016	BBH	CAD	2,131	$1,624	$(6)
CAD/USD	10/04/2016	BBH	CAD	3,357	2,559	3
USD/EUR	10/03/2016	BBH	EUR	(175)	(197)	(1)
USD/JPY	10/03/2016	BBH	JPY	(106,490)	(1,050)	9
USD/JPY	10/04/2016	BBH	JPY	(33,221)	(328)	(1)
					$2,608	$4
JNL/Brookfield Global Infrastructure and MLP Fund
USD/JPY	10/03/2016	CSI	JPY	(23,101)	$(228)	$2
USD/JPY	10/04/2016	CSI	JPY	(9,321)	(92)	—
					$(320)	$2
JNL/Capital Guardian Global Balanced Fund
CLP/USD	10/07/2016	CIT	CLP	403,700	$614	$3
CLP/USD	10/07/2016	CIT	CLP	400,000	608	(3)
COP/USD	10/03/2016	JPM	COP	1,677,635	582	8
EUR/CAD	10/17/2016	BOA	CAD	(700)	(534)	3
EUR/GBP	10/28/2016	JPM	GBP	(725)	(940)	(1)
EUR/USD	10/12/2016	UBS	EUR	355	399	(1)
EUR/USD	10/17/2016	JPM	EUR	1,671	1,878	(2)
EUR/USD	10/17/2016	UBS	EUR	448	503	3
EUR/USD	10/17/2016	CIT	EUR	889	999	(1)
EUR/USD	10/21/2016	BNY	EUR	201	226	1
EUR/USD	10/21/2016	BNY	EUR	488	549	(1)
EUR/USD	10/31/2016	BNY	EUR	934	1,051	1
GBP/USD	10/17/2016	BNY	GBP	390	506	(2)
ILS/USD	10/06/2016	UBS	ILS	900	240	—
JPY/AUD	10/12/2016	UBS	AUD	(700)	(536)	4
JPY/EUR	10/11/2016	BNY	EUR	(650)	(730)	6
JPY/USD	10/04/2016	CSI	JPY	46,721	461	—
JPY/USD	10/11/2016	UBS	JPY	52,920	522	3
JPY/USD	10/11/2016	CIT	JPY	101,984	1,006	6
JPY/USD	10/11/2016	BNY	JPY	117,289	1,157	7
JPY/USD	10/11/2016	CSI	JPY	40,785	402	2
JPY/USD	10/12/2016	JPM	JPY	10,000	99	1
JPY/USD	10/12/2016	UBS	JPY	211,649	2,088	18
JPY/USD	10/17/2016	UBS	JPY	184,082	1,816	16
JPY/USD	10/17/2016	CIT	JPY	153,386	1,513	13
JPY/USD	10/17/2016	JPM	JPY	98,309	970	10
JPY/USD	10/21/2016	BNY	JPY	461,892	4,558	9
JPY/USD	10/21/2016	CIT	JPY	120,713	1,191	3
JPY/USD	10/27/2016	CIT	JPY	50,424	498	(2)
JPY/USD	10/27/2016	CSI	JPY	70,578	697	(3)
JPY/USD	10/31/2016	BNY	JPY	50,115	495	(5)
JPY/USD	10/31/2016	CIT	JPY	35,154	347	(3)
MXN/USD	10/03/2016	JPM	MXN	9,800	506	(28)
MYR/USD	10/04/2016	JPM	MYR	3,500	846	(19)
NOK/EUR	10/12/2016	UBS	EUR	(425)	(478)	14
NOK/USD	10/12/2016	UBS	NOK	9,019	1,128	28
NOK/USD	10/12/2016	CIT	NOK	4,099	513	13
NOK/USD	10/12/2016	BOA	NOK	2,844	356	6
NOK/USD	10/17/2016	BOA	NOK	3,249	406	12
PLN/USD	10/12/2016	JPM	PLN	900	235	1
SEK/EUR	10/12/2016	CIT	EUR	(350)	(393)	(5)
SEK/EUR	10/21/2016	CIT	EUR	(550)	(618)	(4)
SEK/USD	10/12/2016	CSI	SEK	2,110	246	(4)
TRY/USD	10/20/2016	UBS	TRY	80	27	—
USD/AUD	10/12/2016	UBS	AUD	(700)	(536)	(1)
USD/AUD	10/17/2016	BOA	AUD	(700)	(536)	(14)
USD/CAD	10/17/2016	BOA	CAD	(700)	(534)	(4)
USD/CLP	10/07/2016	CIT	CLP	(803,700)	(1,222)	(30)
USD/COP	10/03/2016	JPM	COP	(1,677,635)	(582)	(15)
USD/COP	11/04/2016	JPM	COP	(1,677,635)	(578)	(8)
USD/EUR	10/12/2016	BNY	EUR	(817)	(918)	5
USD/EUR	10/17/2016	BNY	EUR	(100)	(112)	—
USD/EUR	10/31/2016	UBS	EUR	(2,106)	(2,369)	(3)
USD/GBP	10/12/2016	BNY	GBP	(2,015)	(2,612)	80
USD/GBP	10/17/2016	BNY	GBP	(450)	(583)	11
USD/GBP	10/21/2016	BNY	GBP	(300)	(389)	3
USD/GBP	10/24/2016	JPM	GBP	(100)	(130)	—
USD/GBP	10/28/2016	BNY	GBP	(350)	(454)	—
USD/GBP	10/31/2016	UBS	GBP	(802)	(1,040)	4
USD/ILS	10/06/2016	UBS	ILS	(900)	(240)	(2)
USD/INR	10/13/2016	JPM	INR	(24,300)	(364)	1
USD/MXN	10/03/2016	JPM	MXN	(10,950)	(564)	15
USD/MXN	10/24/2016	JPM	MXN	(515)	(27)	(1)
USD/MXN	11/03/2016	JPM	MXN	(1,150)	(59)	—
USD/MYR	10/04/2016	JPM	MYR	(3,500)	(846)	10
USD/MYR	10/11/2016	CIT	MYR	(75)	(18)	—
USD/MYR	10/14/2016	CIT	MYR	(600)	(145)	1
USD/MYR	10/14/2016	CSI	MYR	(1,500)	(363)	3
USD/MYR	10/24/2016	JPM	MYR	(1,150)	(278)	—
USD/PLN	10/12/2016	JPM	PLN	(900)	(235)	(1)
USD/PLN	10/24/2016	UBS	PLN	(5,350)	(1,398)	(9)
USD/TRY	10/20/2016	UBS	TRY	(130)	(43)	—
USD/ZAR	10/12/2016	BOA	ZAR	(4,700)	(342)	(10)
					$8,492	$142

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund
CLP/USD	10/03/2016	MSC	CLP	154,562	$235	$7
CLP/USD	10/11/2016	MSC	CLP	699,611	1,063	21
CLP/USD	10/11/2016	JPM	CLP	3,735,884	5,677	114
CLP/USD	10/12/2016	DUB	CLP	571,473	868	14
CLP/USD	10/14/2016	DUB	CLP	571,473	868	9
CLP/USD	10/18/2016	DUB	CLP	1,888,285	2,868	28
CLP/USD	10/20/2016	DUB	CLP	3,231,224	4,907	140
CLP/USD	10/24/2016	DUB	CLP	3,311,571	5,027	126
CLP/USD	10/25/2016	DUB	CLP	883,139	1,340	—
CLP/USD	10/28/2016	MSC	CLP	311,195	473	5
CLP/USD	11/07/2016	MSC	CLP	699,584	1,061	5
CLP/USD	11/17/2016	DUB	CLP	571,473	866	(9)
CLP/USD	11/25/2016	DUB	CLP	981,813	1,486	30
CLP/USD	11/30/2016	CIT	CLP	948,431	1,435	12
CLP/USD	12/12/2016	DUB	CLP	571,473	864	6
EUR/USD	05/18/2017	DUB	EUR	775	880	(8)
GHS/USD	10/11/2016	BCL	GHS	2,924	735	51
IDR/USD	03/15/2017	JPM	IDR	153,450,000	11,485	477
IDR/USD	05/03/2017	JPM	IDR	437,000,000	32,491	1,432
INR/EUR	10/13/2016	JPM	EUR	(44,672)	(50,204)	779
INR/USD	10/28/2016	JPM	INR	527,153	7,883	147
KRW/EUR	10/14/2016	JPM	EUR	(30,729)	(34,536)	2,367
KRW/USD	12/02/2016	HSB	KRW	6,011,000	5,456	217
KRW/USD	04/26/2017	HSB	KRW	7,101,000	6,447	261
MXN/EUR	12/16/2016	DUB	EUR	(69,020)	(77,801)	(834)
MXN/USD	12/06/2016	CIT	MXN	61,127	3,130	(94)
MXN/USD	12/13/2016	CIT	MXN	31,233	1,598	(83)
MXN/USD	06/22/2017	CIT	MXN	475,341	23,782	(793)
MYR/EUR	10/17/2016	DUB	EUR	(6,973)	(7,838)	321
MYR/EUR	10/17/2016	HSB	EUR	(22,913)	(25,755)	(1,283)
MYR/EUR	11/08/2016	JPM	EUR	(22,833)	(25,693)	(772)
MYR/EUR	01/19/2017	JPM	EUR	(53,982)	(60,952)	(3,334)
MYR/USD	03/23/2017	JPM	MYR	186,317	44,699	(164)
PHP/USD	01/31/2017	DUB	PHP	91,840	1,887	31
PHP/USD	03/28/2017	JPM	PHP	42,510	871	1
PHP/USD	03/29/2017	JPM	PHP	61,070	1,251	(31)
PHP/USD	06/21/2017	JPM	PHP	86,220	1,762	(69)
PHP/USD	06/29/2017	DUB	PHP	286,261	5,850	(129)
PHP/USD	06/30/2017	DUB	PHP	31,167	637	(18)
PHP/USD	07/03/2017	JPM	PHP	30,714	628	(19)
USD/AUD	11/16/2016	JPM	AUD	(58,680)	(44,866)	(1,947)
USD/AUD	11/21/2016	CIT	AUD	(7,784)	(5,951)	(316)
USD/AUD	12/12/2016	JPM	AUD	(15,523)	(11,862)	(814)
USD/AUD	12/13/2016	JPM	AUD	(22,902)	(17,500)	(600)
USD/AUD	12/14/2016	JPM	AUD	(7,716)	(5,896)	(372)
USD/AUD	12/14/2016	CIT	AUD	(15,437)	(11,795)	(401)
USD/AUD	12/16/2016	CIT	AUD	(322)	(246)	(10)
USD/AUD	12/20/2016	CIT	AUD	(649)	(496)	(20)
USD/AUD	03/13/2017	CIT	AUD	(15,335)	(11,694)	24
USD/AUD	03/17/2017	JPM	AUD	(1,630)	(1,243)	(55)
USD/AUD	03/20/2017	JPM	AUD	(66,486)	(50,693)	(1,812)
USD/CLP	10/03/2016	MSC	CLP	(154,562)	(235)	(2)
USD/EUR	10/03/2016	DUB	EUR	(12,268)	(13,781)	(107)
USD/EUR	10/06/2016	HSB	EUR	(786)	(883)	(2)
USD/EUR	10/06/2016	BCL	EUR	(1,041)	(1,170)	(8)
USD/EUR	10/11/2016	DUB	EUR	(522)	(587)	5
USD/EUR	10/13/2016	JPM	EUR	(19,003)	(21,356)	385
USD/EUR	10/17/2016	DUB	EUR	(6,400)	(7,194)	151
USD/EUR	10/17/2016	BCL	EUR	(21,040)	(23,650)	563
USD/EUR	10/19/2016	BCL	EUR	(17,144)	(19,273)	(163)
USD/EUR	10/21/2016	DUB	EUR	(7,067)	(7,945)	(34)
USD/EUR	10/27/2016	BCL	EUR	(14,200)	(15,969)	(161)
USD/EUR	10/31/2016	CIT	EUR	(12,058)	(13,563)	(200)
USD/EUR	10/31/2016	BOA	EUR	(22,828)	(25,676)	(315)
USD/EUR	10/31/2016	DUB	EUR	(13,410)	(15,084)	(36)
USD/EUR	10/31/2016	BCL	EUR	(14,476)	(16,283)	(29)
USD/EUR	11/01/2016	BCL	EUR	(820)	(922)	(9)
USD/EUR	11/01/2016	JPM	EUR	(786)	(884)	(9)
USD/EUR	11/03/2016	DUB	EUR	(12,268)	(13,801)	17
USD/EUR	11/04/2016	BCL	EUR	(1,041)	(1,172)	1
USD/EUR	11/04/2016	CIT	EUR	(786)	(884)	1
USD/EUR	11/07/2016	DUB	EUR	(9,071)	(10,206)	(235)
USD/EUR	11/08/2016	CIT	EUR	(2,250)	(2,532)	(15)
USD/EUR	11/08/2016	DUB	EUR	(201)	(226)	(1)
USD/EUR	11/09/2016	DUB	EUR	(27,752)	(31,228)	(715)
USD/EUR	11/14/2016	BCL	EUR	(534)	(601)	(7)
USD/EUR	11/14/2016	DUB	EUR	(305)	(343)	(11)
USD/EUR	11/15/2016	BCL	EUR	(448)	(504)	(3)
USD/EUR	11/15/2016	JPM	EUR	(54,794)	(61,674)	(313)
USD/EUR	11/15/2016	DUB	EUR	(818)	(921)	(4)
USD/EUR	11/17/2016	DUB	EUR	(5,448)	(6,133)	(212)
USD/EUR	11/21/2016	HSB	EUR	(874)	(984)	4
USD/EUR	11/22/2016	BOA	EUR	(807)	(908)	8
USD/EUR	11/25/2016	DUB	EUR	(307)	(345)	3
USD/EUR	11/25/2016	GSC	EUR	(33,302)	(37,500)	345
USD/EUR	11/25/2016	BCL	EUR	(281)	(317)	3
USD/EUR	11/25/2016	JPM	EUR	(17,230)	(19,402)	193
USD/EUR	11/30/2016	SCB	EUR	(786)	(885)	5
USD/EUR	12/15/2016	CIT	EUR	(3,701)	(4,171)	4
USD/EUR	12/15/2016	BOA	EUR	(4,198)	(4,732)	4
USD/EUR	12/16/2016	JPM	EUR	(11,173)	(12,595)	(11)
USD/EUR	12/22/2016	BCL	EUR	(862)	(972)	(5)
USD/EUR	12/27/2016	GSC	EUR	(96)	(108)	—
USD/EUR	12/29/2016	JPM	EUR	(14,142)	(15,952)	(42)
USD/EUR	12/29/2016	BCL	EUR	(6,705)	(7,563)	(22)
USD/EUR	12/30/2016	HSB	EUR	(123)	(139)	(1)
USD/EUR	01/19/2017	CIT	EUR	(402)	(454)	(8)
USD/EUR	01/19/2017	JPM	EUR	(17,069)	(19,273)	(369)
USD/EUR	01/23/2017	DUB	EUR	(4,005)	(4,523)	(102)
USD/EUR	01/27/2017	GSC	EUR	(2,562)	(2,894)	(82)
USD/EUR	02/08/2017	BCL	EUR	(393)	(444)	1
USD/EUR	02/16/2017	DUB	EUR	(23,265)	(26,303)	242
USD/EUR	02/23/2017	DUB	EUR	(9,220)	(10,427)	(57)
USD/EUR	02/28/2017	DUB	EUR	(1,977)	(2,236)	(30)
USD/EUR	03/01/2017	DUB	EUR	(65)	(74)	(1)
USD/EUR	05/18/2017	DUB	EUR	(775)	(880)	(10)
USD/IDR	03/15/2017	JPM	IDR	(153,450,000)	(11,485)	(180)
USD/IDR	05/03/2017	JPM	IDR	(437,000,000)	(32,491)	(577)
USD/JPY	10/06/2016	JPM	JPY	(815,900)	(8,047)	(685)
USD/JPY	10/07/2016	JPM	JPY	(815,900)	(8,047)	(1,199)
USD/JPY	10/11/2016	HSB	JPY	(1,623,100)	(16,011)	(2,352)
USD/JPY	10/13/2016	DUB	JPY	(810,500)	(7,996)	(1,172)
USD/JPY	10/13/2016	BCL	JPY	(821,800)	(8,107)	(1,190)
USD/JPY	10/19/2016	JPM	JPY	(372,560)	(3,676)	(504)
USD/JPY	10/24/2016	BCL	JPY	(312,130)	(3,081)	(452)
USD/JPY	11/14/2016	CIT	JPY	(1,455,357)	(14,377)	(2,417)
USD/JPY	11/14/2016	GSC	JPY	(6,664,272)	(65,832)	(11,061)
USD/JPY	11/14/2016	BCL	JPY	(1,983,808)	(19,597)	(3,287)
USD/JPY	11/14/2016	JPM	JPY	(611,520)	(6,041)	(1,024)
USD/JPY	12/09/2016	HSB	JPY	(568,300)	(5,620)	(304)
USD/JPY	12/12/2016	CIT	JPY	(819,710)	(8,108)	(386)
USD/JPY	12/13/2016	HSB	JPY	(646,940)	(6,400)	(291)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/JPY	12/13/2016	DUB	JPY	(214,200)	$(2,119)	$(94)
USD/JPY	12/13/2016	JPM	JPY	(599,390)	(5,929)	(272)
USD/JPY	12/16/2016	HSB	JPY	(810,570)	(8,020)	(319)
USD/JPY	01/10/2017	JPM	JPY	(815,900)	(8,084)	11
USD/JPY	01/10/2017	JPM	JPY	(815,900)	(8,084)	(1,145)
USD/JPY	01/10/2017	GSC	JPY	(234,818)	(2,327)	(322)
USD/JPY	01/11/2017	BCL	JPY	(607,460)	(6,019)	64
USD/JPY	01/13/2017	BCL	JPY	(869,480)	(8,616)	(70)
USD/JPY	01/19/2017	JPM	JPY	(372,560)	(3,693)	(475)
USD/JPY	01/23/2017	DUB	JPY	(410,300)	(4,068)	(513)
USD/JPY	01/25/2017	JPM	JPY	(718,000)	(7,119)	(307)
USD/JPY	01/27/2017	JPM	JPY	(249,900)	(2,478)	(345)
USD/JPY	02/08/2017	CIT	JPY	(725,210)	(7,195)	33
USD/JPY	02/08/2017	JPM	JPY	(926,500)	(9,192)	(1,186)
USD/JPY	02/08/2017	SCB	JPY	(926,730)	(9,194)	(1,169)
USD/JPY	02/09/2017	BCL	JPY	(926,850)	(9,196)	(1,159)
USD/JPY	02/09/2017	JPM	JPY	(928,860)	(9,216)	(1,181)
USD/JPY	02/16/2017	JPM	JPY	(1,371,355)	(13,610)	(673)
USD/JPY	02/16/2017	HSB	JPY	(589,460)	(5,850)	(618)
USD/JPY	02/16/2017	CIT	JPY	(1,170,790)	(11,619)	(1,082)
USD/JPY	02/16/2017	GSC	JPY	(391,640)	(3,887)	(365)
USD/JPY	02/27/2017	BCL	JPY	(195,560)	(1,942)	(173)
USD/JPY	02/28/2017	BCL	JPY	(2,019,878)	(20,058)	(137)
USD/JPY	02/28/2017	JPM	JPY	(861,218)	(8,552)	(58)
USD/JPY	03/01/2017	DUB	JPY	(130,803)	(1,299)	(123)
USD/JPY	03/09/2017	BCL	JPY	(474,193)	(4,711)	4
USD/JPY	03/21/2017	BCL	JPY	(1,292,043)	(12,843)	(141)
USD/JPY	03/23/2017	JPM	JPY	(2,239,778)	(22,265)	(69)
USD/JPY	03/23/2017	CIT	JPY	(816,260)	(8,114)	(32)
USD/JPY	03/23/2017	DUB	JPY	(405,843)	(4,034)	(15)
USD/JPY	03/23/2017	HSB	JPY	(3,680,691)	(36,588)	(70)
USD/JPY	03/24/2017	BCL	JPY	(414,600)	(4,122)	(16)
USD/JPY	03/27/2017	GSC	JPY	(3,676,462)	(36,553)	(3,489)
USD/JPY	04/18/2017	BOA	JPY	(455,770)	(4,536)	(298)
USD/JPY	05/18/2017	CIT	JPY	(65,897)	(657)	(43)
USD/JPY	05/18/2017	BOA	JPY	(65,995)	(658)	(42)
USD/JPY	05/19/2017	HSB	JPY	(66,028)	(658)	(45)
USD/JPY	05/19/2017	BOA	JPY	(65,796)	(656)	(45)
USD/JPY	05/22/2017	BOA	JPY	(65,975)	(658)	(47)
USD/JPY	06/05/2017	JPM	JPY	(725,016)	(7,234)	(492)
USD/JPY	06/08/2017	CIT	JPY	(379,500)	(3,787)	(192)
USD/JPY	06/16/2017	JPM	JPY	(252,800)	(2,524)	(100)
USD/JPY	06/19/2017	DUB	JPY	(809,330)	(8,081)	(331)
USD/JPY	06/20/2017	CIT	JPY	(601,130)	(6,002)	(145)
USD/JPY	06/22/2017	DUB	JPY	(810,730)	(8,096)	(219)
USD/JPY	07/14/2017	JPM	JPY	(565,220)	(5,650)	(126)
USD/JPY	07/25/2017	CIT	JPY	(465,783)	(4,659)	(198)
USD/KRW	10/18/2016	HSB	KRW	(38,587,000)	(35,032)	(1,706)
USD/KRW	11/02/2016	HSB	KRW	(8,562,000)	(7,772)	(357)
USD/KRW	11/14/2016	CIT	KRW	(11,730,000)	(10,647)	(614)
USD/KRW	11/16/2016	CIT	KRW	(9,859,000)	(8,949)	(523)
USD/KRW	11/17/2016	HSB	KRW	(30,916,000)	(28,062)	(1,709)
USD/KRW	11/18/2016	HSB	KRW	(17,052,000)	(15,478)	(950)
USD/KRW	11/21/2016	CIT	KRW	(8,462,000)	(7,681)	(525)
USD/KRW	11/23/2016	DUB	KRW	(10,500,000)	(9,530)	(605)
USD/KRW	11/25/2016	HSB	KRW	(19,171,000)	(17,401)	(1,318)
USD/KRW	12/02/2016	HSB	KRW	(23,128,000)	(20,992)	(1,474)
USD/KRW	12/07/2016	GSC	KRW	(23,982,000)	(21,766)	(222)
USD/KRW	12/15/2016	CIT	KRW	(8,775,000)	(7,964)	(497)
USD/KRW	12/20/2016	DUB	KRW	(10,504,000)	(9,533)	(600)
USD/KRW	01/31/2017	HSB	KRW	(32,100,000)	(29,135)	(863)
USD/KRW	03/20/2017	CIT	KRW	(11,697,000)	(10,618)	60
USD/KRW	03/27/2017	HSB	KRW	(19,088,000)	(17,328)	(280)
USD/KRW	03/28/2017	HSB	KRW	(19,179,000)	(17,411)	(99)
USD/KRW	04/25/2017	HSB	KRW	(25,486,000)	(23,140)	(781)
USD/KRW	04/26/2017	HSB	KRW	(7,101,000)	(6,447)	(251)
USD/MXN	12/06/2016	CIT	MXN	(61,127)	(3,130)	96
USD/MXN	12/13/2016	CIT	MXN	(31,233)	(1,598)	49
USD/MXN	06/22/2017	CIT	MXN	(475,341)	(23,782)	824
					$(1,672,036)	$(66,013)
JNL/Franklin Templeton International Small Cap Growth Fund
JPY/USD	10/03/2016	BCL	JPY	12,287	$121	$(1)
USD/JPY	10/04/2016	BCL	JPY	(130)	(1)	—
					$120	$(1)
JNL/Franklin Templeton Mutual Shares Fund
EUR/USD	11/04/2016	SSB	EUR	266	$299	$—
EUR/USD	11/04/2016	SSB	EUR	800	900	1
EUR/USD	11/04/2016	HSB	EUR	556	625	2
EUR/USD	11/04/2016	CSI	EUR	127	143	—
EUR/USD	11/04/2016	BOA	EUR	69	77	1
EUR/USD	11/04/2016	UBS	EUR	258	290	—
GBP/USD	10/24/2016	SSB	GBP	51	66	(2)
GBP/USD	11/23/2016	SSB	GBP	2,132	2,766	(89)
GBP/USD	11/23/2016	CSI	GBP	409	530	(11)
GBP/USD	11/23/2016	BOA	GBP	2,597	3,370	(179)
GBP/USD	11/23/2016	HSB	GBP	1,202	1,559	(75)
KRW/USD	11/14/2016	HSB	KRW	720,318	654	7
KRW/USD	11/14/2016	CSI	KRW	407,732	370	4
USD/EUR	10/18/2016	CSI	EUR	(28,449)	(31,979)	(527)
USD/EUR	10/18/2016	SSB	EUR	(651)	(732)	(7)
USD/EUR	10/18/2016	HSB	EUR	(424)	(477)	(3)
USD/EUR	10/18/2016	BOA	EUR	(190)	(213)	(1)
USD/EUR	10/18/2016	HSB	EUR	(378)	(425)	2
USD/EUR	10/18/2016	UBS	EUR	(180)	(202)	—
USD/EUR	10/18/2016	SSB	EUR	(275)	(309)	—
USD/EUR	10/18/2016	CSI	EUR	(260)	(292)	—
USD/EUR	11/04/2016	HSB	EUR	(1,108)	(1,246)	(9)
USD/EUR	11/04/2016	SSB	EUR	(1,211)	(1,362)	(10)
USD/EUR	11/04/2016	BOA	EUR	(895)	(1,010)	(7)
USD/EUR	11/04/2016	CSI	EUR	(583)	(657)	(7)
USD/EUR	11/04/2016	HSB	EUR	(2,813)	(3,164)	53
USD/EUR	11/04/2016	BOA	EUR	(1,630)	(1,834)	40
USD/EUR	11/04/2016	SSB	EUR	(229)	(257)	1
USD/GBP	10/24/2016	CSI	GBP	(333)	(432)	2
USD/GBP	10/24/2016	HSB	GBP	(446)	(579)	3
USD/GBP	10/24/2016	SSB	GBP	(267)	(347)	1
USD/GBP	11/23/2016	SSB	GBP	(1,551)	(2,013)	117
USD/GBP	11/23/2016	BOA	GBP	(439)	(570)	19
USD/GBP	11/23/2016	HSB	GBP	(51,123)	(66,327)	8,204
USD/GBP	11/23/2016	CSI	GBP	(455)	(591)	10
USD/KRW	10/14/2016	HSB	KRW	(4,693,857)	(4,261)	(80)
USD/KRW	10/14/2016	BOA	KRW	(2,049,664)	(1,861)	(36)
USD/KRW	10/14/2016	CSI	KRW	(2,602,239)	(2,362)	(46)
USD/KRW	10/14/2016	UBS	KRW	(110,330)	(100)	—
USD/KRW	11/14/2016	HSB	KRW	(5,350,792)	(4,857)	(165)
USD/KRW	11/14/2016	CSI	KRW	(2,545,440)	(2,310)	(72)
USD/KRW	11/14/2016	BOA	KRW	(1,352,917)	(1,228)	(57)
					$(120,348)	$7,084

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund
AED/USD	12/07/2016	JPM	AED	20,476	$5,573	$3
ARS/USD	10/05/2016	CIT	ARS	4,845	315	5
ARS/USD	10/17/2016	BNP	ARS	4,881	316	(6)
ARS/USD	10/18/2016	CIT	ARS	4,133	267	(1)
ARS/USD	10/18/2016	RBS	ARS	13,019	842	(5)
ARS/USD	10/18/2016	BNP	ARS	5,120	331	(7)
ARS/USD	10/24/2016	BNP	ARS	14,000	902	(7)
ARS/USD	10/28/2016	CIT	ARS	10,191	655	(3)
ARS/USD	11/18/2016	RBS	ARS	5,365	341	3
ARS/USD	11/18/2016	JPM	ARS	4,766	303	4
ARS/USD	11/22/2016	RBS	ARS	2,750	174	3
ARS/USD	11/22/2016	BNP	ARS	5,327	338	6
ARS/USD	11/22/2016	DUB	ARS	5,696	361	(4)
ARS/USD	11/29/2016	HSB	ARS	5,269	333	4
ARS/USD	11/29/2016	BNP	ARS	4,576	289	(3)
ARS/USD	12/12/2016	CIT	ARS	4,835	304	(4)
ARS/USD	12/23/2016	CIT	ARS	2,927	183	(1)
AUD/NZD	12/21/2016	MSC	NZD	(2,148)	(1,559)	25
AUD/NZD	12/21/2016	WBC	NZD	(1,068)	(775)	12
AUD/USD	11/18/2016	WBC	AUD	2,254	1,723	—
AUD/USD	12/21/2016	SCB	AUD	1,049	801	14
AUD/USD	12/21/2016	CIT	AUD	8,039	6,142	146
AUD/USD	12/21/2016	SSB	AUD	424	324	7
AUD/USD	12/21/2016	MSC	AUD	2,096	1,601	19
AUD/USD	12/21/2016	WBC	AUD	1,050	802	11
BRL/USD	10/04/2016	MSC	BRL	13,439	4,132	42
BRL/USD	10/04/2016	JPM	BRL	2,594	798	6
BRL/USD	10/04/2016	DUB	BRL	2,553	785	(10)
BRL/USD	10/04/2016	JPM	BRL	5,107	1,570	(12)
BRL/USD	11/03/2016	MSC	BRL	18,688	5,696	(15)
CAD/USD	10/26/2016	BOA	CAD	4,430	3,377	(64)
CAD/USD	12/21/2016	JPM	CAD	1,039	792	—
CAD/USD	12/21/2016	MSC	CAD	458	350	(1)
CAD/USD	12/21/2016	JPM	CAD	3,087	2,354	(20)
CAD/USD	12/21/2016	SSB	CAD	1,032	787	(2)
CAD/USD	12/21/2016	SSB	CAD	1,025	782	2
CAD/USD	12/21/2016	BOA	CAD	1,038	792	5
CAD/USD	12/21/2016	BNP	CAD	416	317	1
CAD/USD	12/21/2016	DUB	CAD	1,046	798	1
CAD/USD	12/21/2016	SCB	CAD	1,054	804	8
CNH/USD	12/21/2016	JPM	CNH	5,322	794	5
CNH/USD	12/21/2016	SCB	CNH	31,997	4,772	18
COP/USD	10/31/2016	DUB	COP	936,744	323	4
COP/USD	11/03/2016	CIT	COP	1,261,087	435	—
CZK/EUR	06/21/2017	BOA	EUR	(705)	(802)	3
CZK/EUR	06/21/2017	CIT	EUR	(1,414)	(1,608)	6
CZK/EUR	06/21/2017	UBS	EUR	(706)	(803)	3
CZK/EUR	06/21/2017	SSB	EUR	(711)	(809)	(1)
EUR/CHF	12/21/2016	MSC	CHF	(768)	(794)	3
EUR/CZK	06/21/2017	SSB	CZK	(3,770)	(160)	1
EUR/JPY	12/21/2016	JPM	JPY	(80,642)	(798)	(3)
EUR/NOK	12/21/2016	SSB	NOK	(9,417)	(1,179)	(20)
EUR/NOK	12/21/2016	DUB	NOK	(13,209)	(1,653)	(22)
EUR/NOK	12/21/2016	HSB	NOK	(3,641)	(456)	(7)
EUR/NOK	12/21/2016	UBS	NOK	(12,930)	(1,618)	(17)
EUR/NOK	12/21/2016	CIT	NOK	(6,517)	(815)	(14)
EUR/PLN	12/21/2016	UBS	PLN	(553)	(144)	—
EUR/PLN	12/21/2016	BNP	PLN	(2,519)	(658)	—
EUR/PLN	12/21/2016	DUB	PLN	(1,596)	(417)	1
EUR/PLN	12/21/2016	BNP	PLN	(1,464)	(382)	1
EUR/USD	11/10/2016	WBC	EUR	1,903	2,141	2
EUR/USD	11/10/2016	WBC	EUR	9,542	10,738	(24)
EUR/USD	12/21/2016	CIT	EUR	3,424	3,861	(1)
EUR/USD	12/21/2016	WBC	EUR	1,574	1,775	—
EUR/USD	12/21/2016	HSB	EUR	707	797	—
GBP/EUR	12/21/2016	SCB	EUR	(702)	(792)	(15)
GBP/EUR	12/21/2016	MSC	EUR	(690)	(777)	(11)
GBP/EUR	12/21/2016	SSB	EUR	(1,418)	(1,598)	(15)
GBP/EUR	12/21/2016	CIT	EUR	(762)	(860)	2
GBP/USD	11/16/2016	MSC	GBP	5,849	7,587	(188)
GBP/USD	12/21/2016	DUB	GBP	292	379	(3)
GBP/USD	12/21/2016	BOA	GBP	634	823	(5)
GBP/USD	12/21/2016	MSC	GBP	853	1,107	(6)
GBP/USD	12/21/2016	RBS	GBP	246	320	—
IDR/USD	10/27/2016	MSC	IDR	10,373,456	792	15
IDR/USD	10/27/2016	WBC	IDR	37,506,017	2,864	60
IDR/USD	11/08/2016	DUB	IDR	13,833,035	1,054	9
IDR/USD	11/10/2016	MSC	IDR	27,883,381	2,124	17
INR/USD	10/26/2016	CIT	INR	106,026	1,586	10
INR/USD	10/26/2016	UBS	INR	53,316	798	6
INR/USD	10/27/2016	JPM	INR	53,166	795	7
INR/USD	11/03/2016	JPM	INR	53,558	800	2
JPY/USD	10/06/2016	CIT	JPY	637,569	6,288	50
JPY/USD	10/06/2016	WBC	JPY	223,086	2,200	(30)
JPY/USD	12/21/2016	UBS	JPY	80,341	795	2
JPY/USD	12/21/2016	BOA	JPY	167,996	1,663	16
JPY/USD	12/21/2016	BOA	JPY	381,108	3,772	(22)
JPY/USD	12/21/2016	CIT	JPY	161,577	1,599	3
JPY/USD	12/21/2016	CSI	JPY	80,713	799	1
KRW/USD	10/04/2016	DUB	KRW	1,779,006	1,615	31
KRW/USD	10/04/2016	JPM	KRW	874,723	794	3
KRW/USD	10/04/2016	BNP	KRW	887,326	806	(4)
KRW/USD	10/04/2016	HSB	KRW	1,766,404	1,604	(7)
KRW/USD	10/19/2016	HSB	KRW	879,366	798	8
KRW/USD	10/20/2016	DUB	KRW	1,769,861	1,607	27
KRW/USD	10/26/2016	BNP	KRW	887,326	806	6
KRW/USD	10/28/2016	BOA	KRW	881,471	800	4
MXN/USD	12/21/2016	RBS	MXN	101,971	5,213	(227)
MXN/USD	12/21/2016	UBS	MXN	15,115	773	(22)
MXN/USD	12/21/2016	JPM	MXN	14,993	766	(29)
MXN/USD	12/21/2016	BOA	MXN	54,864	2,805	(47)
MXN/USD	12/21/2016	BNP	MXN	100,860	5,156	(68)
MXN/USD	12/21/2016	RBS	MXN	15,612	798	—
MXN/USD	12/21/2016	HSB	MXN	15,587	797	(1)
MYR/USD	10/07/2016	DUB	MYR	5,899	1,426	(33)
MYR/USD	10/19/2016	UBS	MYR	5,599	1,353	(42)
MYR/USD	10/20/2016	JPM	MYR	13,217	3,193	(79)
MYR/USD	11/09/2016	UBS	MYR	5,571	1,344	(26)
MYR/USD	11/09/2016	HSB	MYR	4,618	1,114	(8)
MYR/USD	11/18/2016	HSB	MYR	5,899	1,423	—
NOK/EUR	12/21/2016	SSB	EUR	(3,478)	(3,922)	125
NOK/EUR	12/21/2016	UBS	EUR	(303)	(342)	12
NZD/AUD	12/21/2016	DUB	AUD	(1,041)	(795)	(1)
NZD/AUD	12/21/2016	HSB	AUD	(1,041)	(795)	4
NZD/USD	11/17/2016	CIT	NZD	1,592	1,157	5
NZD/USD	12/21/2016	RBS	NZD	1,088	790	4
NZD/USD	12/21/2016	HSB	NZD	1,018	739	4
NZD/USD	12/21/2016	SCB	NZD	2,174	1,578	(6)
NZD/USD	12/21/2016	MSC	NZD	1,101	799	4
NZD/USD	12/21/2016	RBC	NZD	442	321	—
PEN/USD	10/12/2016	DUB	PEN	2,687	794	(1)
PEN/USD	10/12/2016	BNP	PEN	2,614	772	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
PHP/USD	10/17/2016	JPM	PHP	74,419	$1,534	$(20)
PHP/USD	10/27/2016	MSC	PHP	73,882	1,523	(37)
PHP/USD	11/18/2016	UBS	PHP	72,966	1,503	(17)
PLN/EUR	12/21/2016	DUB	EUR	(2,457)	(2,771)	40
PLN/EUR	12/21/2016	UBS	EUR	(705)	(795)	4
PLN/EUR	12/21/2016	BOA	EUR	(707)	(797)	—
PLN/EUR	12/21/2016	UBS	EUR	(708)	(798)	(1)
PLN/HUF	12/21/2016	BNP	HUF	(217,283)	(793)	4
PLN/USD	12/21/2016	BNP	PLN	17,124	4,472	58
PLN/USD	12/21/2016	UBS	PLN	17,092	4,463	34
RUB/USD	10/11/2016	CIT	RUB	51,245	815	20
RUB/USD	10/21/2016	CSI	RUB	136,170	2,160	84
RUB/USD	10/27/2016	CIT	RUB	68,278	1,081	39
RUB/USD	10/27/2016	MSC	RUB	51,523	816	20
RUB/USD	11/17/2016	CSI	RUB	97,443	1,535	52
SEK/EUR	12/21/2016	BNP	EUR	(3,855)	(4,346)	(57)
SEK/EUR	12/21/2016	MSC	EUR	(5,555)	(6,263)	(55)
SEK/EUR	12/21/2016	UBS	EUR	(4,563)	(5,145)	(41)
SEK/EUR	12/21/2016	SSB	EUR	(5,167)	(5,826)	(49)
SEK/EUR	12/21/2016	JPM	EUR	(3,865)	(4,358)	(54)
SEK/EUR	12/21/2016	SCB	EUR	(4,855)	(5,475)	(61)
SEK/NOK	12/21/2016	SSB	NOK	(12,944)	(1,619)	(30)
SEK/USD	11/09/2016	SSB	SEK	26,328	3,075	(38)
SGD/USD	12/21/2016	JPM	SGD	2,158	1,583	(2)
SGD/USD	12/21/2016	BNP	SGD	2,164	1,587	(6)
SGD/USD	12/21/2016	CIT	SGD	1,085	796	(2)
TRY/USD	12/21/2016	CIT	TRY	2,400	787	(5)
TRY/USD	12/21/2016	RBS	TRY	2,381	781	(14)
TRY/USD	12/21/2016	JPM	TRY	2,401	787	(9)
TWD/USD	10/07/2016	CIT	TWD	23,936	764	1
TWD/USD	10/11/2016	HSB	TWD	32,932	1,051	(7)
TWD/USD	10/24/2016	DUB	TWD	25,048	800	10
USD/AED	12/07/2016	BNP	AED	(12,561)	(3,418)	(19)
USD/AED	12/07/2016	HSB	AED	(7,914)	(2,154)	(12)
USD/AUD	12/21/2016	UBS	AUD	(1,040)	(795)	(1)
USD/BRL	10/04/2016	BOA	BRL	(5,135)	(1,579)	5
USD/BRL	10/04/2016	MSC	BRL	(18,559)	(5,706)	34
USD/BRL	11/03/2016	BOA	BRL	(14,676)	(4,473)	(125)
USD/BRL	11/03/2016	JPM	BRL	(2,594)	(791)	7
USD/CAD	10/26/2016	BOA	CAD	(3,969)	(3,026)	57
USD/CAD	12/21/2016	WBC	CAD	(5,731)	(4,371)	7
USD/CAD	12/21/2016	JPM	CAD	(1,029)	(785)	7
USD/CAD	12/21/2016	MSC	CAD	(1,022)	(779)	12
USD/CAD	12/21/2016	SCB	CAD	(743)	(566)	(2)
USD/CAD	12/21/2016	SSB	CAD	(3,131)	(2,388)	(21)
USD/CAD	12/21/2016	MSC	CAD	(844)	(643)	(2)
USD/CAD	12/21/2016	BOA	CAD	(1,034)	(789)	6
USD/CAD	12/21/2016	CIT	CAD	(2,084)	(1,589)	—
USD/CAD	12/21/2016	SSB	CAD	(1,045)	(797)	1
USD/CHF	12/21/2016	UBS	CHF	(767)	(793)	5
USD/EUR	11/10/2016	WBC	EUR	(14,863)	(16,726)	38
USD/EUR	12/21/2016	UBS	EUR	(309)	(348)	(1)
USD/EUR	12/21/2016	CSI	EUR	(593)	(668)	—
USD/EUR	12/21/2016	JPM	EUR	(707)	(797)	—
USD/GBP	11/16/2016	MSC	GBP	(6,128)	(7,949)	197
USD/GBP	12/21/2016	JPM	GBP	(1,022)	(1,327)	27
USD/GBP	12/21/2016	HSB	GBP	(2,389)	(3,101)	59
USD/HUF	12/21/2016	BNP	HUF	(498,396)	(1,819)	(14)
USD/IDR	10/31/2016	SCB	IDR	(10,323,754)	(788)	8
USD/ILS	12/21/2016	DUB	ILS	(2,983)	(798)	(6)
USD/INR	10/27/2016	HSB	INR	(53,448)	(799)	(7)
USD/JPY	10/06/2016	CIT	JPY	(684,211)	(6,748)	(53)
USD/JPY	12/21/2016	CSI	JPY	(276,424)	(2,736)	(26)
USD/JPY	12/21/2016	DUB	JPY	(45,327)	(449)	(1)
USD/JPY	12/21/2016	BOA	JPY	(80,302)	(795)	(3)
USD/JPY	12/21/2016	JPM	JPY	(79,724)	(789)	6
USD/KRW	10/04/2016	HSB	KRW	(1,766,404)	(1,604)	(20)
USD/KRW	10/04/2016	BNP	KRW	(887,326)	(806)	(6)
USD/KRW	10/04/2016	DUB	KRW	(1,779,006)	(1,615)	7
USD/KRW	10/04/2016	JPM	KRW	(874,723)	(794)	4
USD/KRW	10/19/2016	UBS	KRW	(2,822,176)	(2,562)	(16)
USD/KRW	10/19/2016	BNP	KRW	(2,252,067)	(2,045)	(7)
USD/KRW	10/20/2016	CIT	KRW	(4,860,575)	(4,413)	41
USD/KRW	10/21/2016	CIT	KRW	(1,009,339)	(916)	(27)
USD/KRW	10/21/2016	HSB	KRW	(930,158)	(844)	(14)
USD/KRW	10/24/2016	HSB	KRW	(1,967,290)	(1,786)	(25)
USD/KRW	10/24/2016	DUB	KRW	(889,546)	(808)	(15)
USD/KRW	10/26/2016	CIT	KRW	(877,895)	(797)	(2)
USD/MXN	10/13/2016	CIT	MXN	(57,560)	(2,965)	177
USD/MXN	12/21/2016	RBS	MXN	(14,627)	(748)	43
USD/MXN	12/21/2016	RBS	MXN	(31,139)	(1,592)	(14)
USD/MYR	10/07/2016	HSB	MYR	(5,899)	(1,426)	(1)
USD/NOK	12/21/2016	HSB	NOK	(11,440)	(1,431)	(27)
USD/NOK	12/21/2016	JPM	NOK	(3,117)	(390)	(7)
USD/NZD	12/21/2016	SSB	NZD	(11,197)	(8,128)	17
USD/NZD	12/21/2016	WBC	NZD	(4,794)	(3,480)	(4)
USD/NZD	12/21/2016	MSC	NZD	(1,082)	(785)	4
USD/NZD	12/21/2016	HSB	NZD	(436)	(317)	1
USD/RUB	10/11/2016	MSC	RUB	(51,530)	(819)	(25)
USD/RUB	10/21/2016	CIT	RUB	(51,921)	(823)	(34)
USD/RUB	10/26/2016	CSI	RUB	(51,162)	(810)	(13)
USD/RUB	10/27/2016	MSC	RUB	(51,078)	(809)	(14)
USD/SEK	11/09/2016	SSB	SEK	(22,237)	(2,597)	32
USD/SGD	12/21/2016	JPM	SGD	(1,833)	(1,344)	—
USD/SGD	12/21/2016	MSC	SGD	(4,848)	(3,556)	—
USD/SGD	12/21/2016	SCB	SGD	(7,535)	(5,527)	13
USD/SGD	12/21/2016	HSB	SGD	(7,024)	(5,152)	(7)
USD/TRY	12/21/2016	BNP	TRY	(12,727)	(4,174)	29
USD/TWD	10/21/2016	MLP	TWD	(73,515)	(2,346)	4
USD/TWD	10/21/2016	HSB	TWD	(49,651)	(1,585)	—
USD/TWD	10/24/2016	HSB	TWD	(49,856)	(1,591)	18
USD/TWD	10/24/2016	CIT	TWD	(49,951)	(1,594)	(16)
USD/TWD	10/24/2016	BOA	TWD	(24,794)	(791)	1
USD/TWD	11/01/2016	MSC	TWD	(156,112)	(4,984)	(34)
USD/TWD	11/10/2016	UBS	TWD	(74,703)	(2,386)	(22)
USD/TWD	11/22/2016	CIT	TWD	(77,856)	(2,487)	3
USD/TWD	11/22/2016	MSC	TWD	(118,591)	(3,789)	10
USD/ZAR	12/21/2016	MSC	ZAR	(36,075)	(2,589)	(56)
USD/ZAR	12/21/2016	JPM	ZAR	(10,996)	(789)	6
ZAR/USD	12/21/2016	MSC	ZAR	50,980	3,658	154
ZAR/USD	12/21/2016	CIT	ZAR	4,463	320	1
					$(48,203)	$(154)
JNL/Goldman Sachs Emerging Markets Debt Fund
ARS/USD	10/12/2016	BNP	ARS	13,288	$862	$1
ARS/USD	10/13/2016	BOA	ARS	13,618	883	1
ARS/USD	10/13/2016	CIT	ARS	18,534	1,201	(7)
ARS/USD	10/14/2016	BNP	ARS	20,965	1,358	(10)
ARS/USD	10/18/2016	JPM	ARS	4,213	272	(2)
ARS/USD	10/18/2016	BNP	ARS	4,007	259	(2)
ARS/USD	10/21/2016	BNP	ARS	10,132	654	16
ARS/USD	10/28/2016	CIT	ARS	4,996	321	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
ARS/USD	11/22/2016	DUB	ARS	7,634	$485	$(5)
ARS/USD	11/29/2016	BNP	ARS	6,134	388	(4)
ARS/USD	12/12/2016	CIT	ARS	4,017	252	(3)
ARS/USD	12/12/2016	BNP	ARS	5,792	364	(5)
BRL/USD	10/04/2016	MSC	BRL	6,888	2,118	21
BRL/USD	10/04/2016	JPM	BRL	2,777	854	6
BRL/USD	10/04/2016	JPM	BRL	5,503	1,692	(13)
BRL/USD	10/04/2016	DUB	BRL	2,749	845	(11)
BRL/USD	11/03/2016	MSC	BRL	4,226	1,288	6
BRL/USD	11/03/2016	MSC	BRL	11,582	3,530	(9)
CNH/USD	12/21/2016	SCB	CNH	11,732	1,749	(1)
CNH/USD	12/21/2016	JPM	CNH	5,780	862	5
CNH/USD	12/21/2016	SCB	CNH	34,320	5,117	18
COP/USD	10/31/2016	DUB	COP	1,016,029	350	4
COP/USD	11/03/2016	CIT	COP	1,363,807	470	—
CZK/EUR	06/21/2017	BOA	EUR	(795)	(904)	3
CZK/EUR	06/21/2017	CIT	EUR	(1,593)	(1,812)	6
CZK/EUR	06/21/2017	UBS	EUR	(792)	(901)	3
CZK/EUR	06/21/2017	SSB	EUR	(786)	(893)	(1)
EUR/CZK	06/21/2017	SSB	CZK	(4,158)	(176)	1
EUR/PLN	12/21/2016	UBS	PLN	(596)	(156)	—
EUR/PLN	12/21/2016	BNP	PLN	(2,713)	(708)	—
EUR/PLN	12/21/2016	BNP	PLN	(1,576)	(412)	1
EUR/PLN	12/21/2016	DUB	PLN	(1,718)	(449)	1
EUR/USD	11/10/2016	BOA	EUR	466	524	(3)
HUF/USD	12/21/2016	UBS	HUF	3,913,419	14,280	97
IDR/USD	10/03/2016	DUB	IDR	5,482,500	420	9
IDR/USD	10/27/2016	MSC	IDR	21,217,611	1,620	31
IDR/USD	10/27/2016	WBC	IDR	52,143,361	3,981	83
IDR/USD	11/08/2016	DUB	IDR	15,383,744	1,172	11
IDR/USD	11/10/2016	CIT	IDR	30,307,351	2,309	17
IDR/USD	11/10/2016	HSB	IDR	5,482,500	418	—
INR/USD	10/26/2016	CIT	INR	119,347	1,785	11
INR/USD	10/26/2016	UBS	INR	57,086	854	6
INR/USD	10/27/2016	JPM	INR	60,048	898	8
INR/USD	11/03/2016	JPM	INR	57,920	865	2
KRW/USD	10/04/2016	DUB	KRW	1,921,641	1,745	34
KRW/USD	10/04/2016	JPM	KRW	949,921	863	4
KRW/USD	10/04/2016	BNP	KRW	1,590,250	1,444	(7)
KRW/USD	10/04/2016	HSB	KRW	1,281,312	1,163	(5)
KRW/USD	10/19/2016	HSB	KRW	960,624	872	9
KRW/USD	10/20/2016	DUB	KRW	1,933,405	1,755	29
KRW/USD	10/21/2016	MSC	KRW	133,349	121	3
KRW/USD	10/26/2016	BNP	KRW	1,590,250	1,444	10
KRW/USD	10/28/2016	BOA	KRW	956,772	869	5
MXN/USD	10/13/2016	MSC	MXN	1,468	76	1
MXN/USD	12/21/2016	RBS	MXN	37,768	1,931	(86)
MXN/USD	12/21/2016	JPM	MXN	16,578	847	(32)
MXN/USD	12/21/2016	UBS	MXN	16,712	854	(25)
MXN/USD	12/21/2016	BOA	MXN	13,713	701	(12)
MXN/USD	12/21/2016	BNP	MXN	25,209	1,289	(17)
MXN/USD	12/21/2016	RBS	MXN	16,883	863	—
MXN/USD	12/21/2016	HSB	MXN	16,857	862	(1)
MYR/USD	10/04/2016	HSB	MYR	5,105	1,234	(6)
MYR/USD	10/04/2016	DUB	MYR	5,105	1,234	(6)
MYR/USD	10/07/2016	DUB	MYR	6,497	1,571	(37)
MYR/USD	10/19/2016	UBS	MYR	6,208	1,500	(47)
MYR/USD	10/20/2016	CIT	MYR	13,497	3,261	(110)
MYR/USD	10/20/2016	JPM	MYR	10,479	2,532	(62)
MYR/USD	10/27/2016	UBS	MYR	45,887	11,081	(78)
MYR/USD	11/09/2016	UBS	MYR	10,776	2,600	(50)
MYR/USD	11/09/2016	HSB	MYR	558	135	(1)
MYR/USD	11/18/2016	HSB	MYR	6,497	1,567	—
PEN/USD	10/12/2016	DUB	PEN	2,971	878	(1)
PEN/USD	10/12/2016	BNP	PEN	2,930	865	3
PHP/USD	10/17/2016	JPM	PHP	81,991	1,690	(22)
PHP/USD	10/27/2016	MSC	PHP	65,111	1,342	(33)
PHP/USD	11/18/2016	UBS	PHP	82,272	1,694	(19)
PLN/EUR	12/21/2016	UBS	EUR	(779)	(878)	4
PLN/EUR	12/21/2016	DUB	EUR	(780)	(879)	5
PLN/EUR	12/21/2016	BOA	EUR	(768)	(866)	—
PLN/EUR	12/21/2016	UBS	EUR	(766)	(864)	(1)
PLN/HUF	12/21/2016	BNP	HUF	(236,583)	(863)	4
PLN/USD	12/21/2016	BNP	PLN	6,954	1,816	24
PLN/USD	12/21/2016	UBS	PLN	6,941	1,813	14
PLN/USD	12/21/2016	BOA	PLN	1,122	293	—
PLN/USD	12/21/2016	UBS	PLN	1,810	472	—
RON/USD	12/21/2016	MSC	RON	9,554	2,420	16
RUB/USD	10/11/2016	CIT	RUB	56,659	901	22
RUB/USD	10/21/2016	CSI	RUB	162,219	2,572	103
RUB/USD	10/27/2016	CIT	RUB	575,824	9,118	328
RUB/USD	10/27/2016	MSC	RUB	128,250	2,031	50
SGD/USD	12/21/2016	JPM	SGD	2,309	1,693	(3)
SGD/USD	12/21/2016	BNP	SGD	2,342	1,718	(6)
SGD/USD	12/21/2016	CIT	SGD	1,175	862	(2)
THB/USD	10/20/2016	DUB	THB	298,747	8,620	—
TRY/USD	12/21/2016	RBS	TRY	2,564	841	(15)
TRY/USD	12/21/2016	JPM	TRY	2,600	853	(9)
TWD/USD	10/07/2016	CIT	TWD	25,985	829	1
TWD/USD	10/11/2016	HSB	TWD	27,229	869	(6)
TWD/USD	10/24/2016	DUB	TWD	27,363	873	10
USD/BRL	10/04/2016	BOA	BRL	(5,536)	(1,702)	6
USD/BRL	10/04/2016	MSC	BRL	(12,381)	(3,806)	32
USD/BRL	11/03/2016	JPM	BRL	(2,805)	(855)	8
USD/CLP	11/16/2016	BOA	CLP	(284,826)	(432)	(1)
USD/CNH	10/27/2016	JPM	CNH	(4,800)	(718)	(3)
USD/CNH	12/21/2016	WBC	CNH	(17,921)	(2,672)	(8)
USD/COP	11/10/2016	BNP	COP	(26,740,489)	(9,208)	(327)
USD/EUR	11/10/2016	WBC	EUR	(1,526)	(1,717)	4
USD/EUR	11/10/2016	SCB	EUR	(116)	(130)	—
USD/EUR	11/10/2016	WBC	EUR	(210)	(236)	(2)
USD/EUR	11/10/2016	MSC	EUR	(108)	(122)	—
USD/EUR	12/21/2016	UBS	EUR	(6,106)	(6,885)	—
USD/EUR	12/21/2016	RBS	EUR	(678)	(764)	(5)
USD/HUF	12/21/2016	MSC	HUF	(82,585)	(301)	(2)
USD/IDR	10/03/2016	HSB	IDR	(5,482,500)	(420)	—
USD/IDR	10/27/2016	SCB	IDR	(19,911,140)	(1,520)	(32)
USD/IDR	10/31/2016	SCB	IDR	(11,179,743)	(853)	9
USD/ILS	12/21/2016	DUB	ILS	(3,213)	(859)	(6)
USD/INR	10/27/2016	HSB	INR	(57,784)	(864)	(8)
USD/KRW	10/04/2016	HSB	KRW	(1,281,312)	(1,163)	(14)
USD/KRW	10/04/2016	BNP	KRW	(1,590,250)	(1,444)	(10)
USD/KRW	10/04/2016	JPM	KRW	(949,921)	(863)	4
USD/KRW	10/04/2016	DUB	KRW	(1,921,641)	(1,745)	8
USD/KRW	10/19/2016	UBS	KRW	(2,679,514)	(2,433)	(15)
USD/KRW	10/19/2016	BNP	KRW	(3,208,110)	(2,913)	(10)
USD/KRW	10/20/2016	CIT	KRW	(6,109,378)	(5,547)	52
USD/KRW	10/21/2016	HSB	KRW	(1,028,766)	(934)	(16)
USD/KRW	10/24/2016	HSB	KRW	(2,119,624)	(1,924)	(27)
USD/KRW	10/24/2016	DUB	KRW	(957,973)	(870)	(16)
USD/KRW	10/26/2016	CIT	KRW	(945,255)	(858)	(2)
USD/MXN	10/13/2016	CIT	MXN	(13,251)	(683)	41

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/MXN	12/21/2016	RBS	MXN	(15,940)	$(815)	$47
USD/MXN	12/21/2016	HSB	MXN	(46,673)	(2,386)	22
USD/MXN	12/21/2016	RBS	MXN	(33,665)	(1,721)	(15)
USD/MYR	10/04/2016	DUB	MYR	(5,105)	(1,234)	13
USD/MYR	10/04/2016	HSB	MYR	(5,105)	(1,234)	6
USD/MYR	10/07/2016	HSB	MYR	(6,497)	(1,571)	(1)
USD/MYR	10/27/2016	HSB	MYR	(5,105)	(1,233)	7
USD/PLN	12/21/2016	JPM	PLN	(3,325)	(868)	(7)
USD/RUB	10/11/2016	MSC	RUB	(56,787)	(903)	(28)
USD/RUB	10/21/2016	CIT	RUB	(56,395)	(894)	(37)
USD/RUB	10/26/2016	CSI	RUB	(55,784)	(884)	(15)
USD/RUB	10/27/2016	CSI	RUB	(23,804)	(377)	(11)
USD/RUB	10/27/2016	MSC	RUB	(54,997)	(871)	(15)
USD/RUB	11/17/2016	MSC	RUB	(39,304)	(619)	(21)
USD/SGD	12/21/2016	MSC	SGD	(5,632)	(4,131)	—
USD/SGD	12/21/2016	JPM	SGD	(2,129)	(1,562)	—
USD/SGD	12/21/2016	SCB	SGD	(7,684)	(5,636)	13
USD/TRY	12/21/2016	BNP	TRY	(49,348)	(16,185)	114
USD/TRY	12/21/2016	MSC	TRY	(2,281)	(748)	6
USD/TRY	12/21/2016	BNP	TRY	(911)	(299)	—
USD/TWD	10/21/2016	HSB	TWD	(53,129)	(1,696)	—
USD/TWD	10/24/2016	HSB	TWD	(47,499)	(1,516)	17
USD/TWD	10/24/2016	CIT	TWD	(54,907)	(1,753)	(18)
USD/TWD	10/24/2016	BOA	TWD	(26,547)	(847)	1
USD/TWD	11/10/2016	UBS	TWD	(107,994)	(3,449)	(31)
USD/TWD	11/22/2016	CIT	TWD	(94,236)	(3,010)	3
USD/TWD	11/22/2016	MSC	TWD	(98,418)	(3,144)	9
USD/ZAR	12/21/2016	MSC	ZAR	(43,814)	(3,144)	(75)
USD/ZAR	12/21/2016	JPM	ZAR	(11,840)	(850)	6
ZAR/USD	12/21/2016	MSC	ZAR	79,083	5,675	232
ZAR/USD	12/21/2016	UBS	ZAR	11,051	793	6
ZAR/USD	12/21/2016	DUB	ZAR	1,834	132	2
ZAR/USD	12/21/2016	MSC	ZAR	8,485	609	(10)
ZAR/USD	12/21/2016	HSB	ZAR	8,129	583	(1)
					$22,787	$150
JNL/Harris Oakmark Global Equity Fund
USD/CHF	03/15/2017	SSB	CHF	(2,594)	$(2,698)	$(6)
USD/JPY	10/03/2016	SSB	JPY	(1,697)	(17)	—
USD/JPY	10/04/2016	SSB	JPY	(1,720)	(17)	—
					$(2,732)	$(6)
JNL/Invesco Global Real Estate Fund
AUD/USD	10/04/2016	SSB	AUD	419	$321	$(1)
JPY/USD	10/03/2016	GSC	JPY	7,875	78	(1)
JPY/USD	10/04/2016	CIT	JPY	4,676	46	1
SGD/USD	10/03/2016	GSC	SGD	10	7	—
					$452	$(1)
JNL/Lazard Emerging Markets Fund
USD/ZAR	10/03/2016	SSB	ZAR	(16,985)	$(1,237)	$—
USD/ZAR	10/04/2016	SSB	ZAR	(2,046)	(149)	(3)
ZAR/USD	10/03/2016	SSB	ZAR	32	2	—
ZAR/USD	10/04/2016	SSB	ZAR	691	50	1
					$(1,334)	$(2)
JNL/Mellon Capital European 30 Fund
USD/EUR	10/03/2016	UBS	EUR	(54)	$(61)	$—

JNL/Mellon Capital International Index Fund
AUD/USD	12/21/2016	CIT	AUD	4,132	$3,157	$57
AUD/USD	12/21/2016	CSI	AUD	396	302	4
EUR/USD	12/21/2016	BCL	EUR	3,014	3,398	(5)
EUR/USD	12/21/2016	CIT	EUR	1,015	1,144	(1)
EUR/USD	12/21/2016	BMO	EUR	3,385	3,817	(3)
EUR/USD	12/21/2016	NSI	EUR	2,632	2,968	(3)
EUR/USD	12/21/2016	CIT	EUR	1,607	1,812	8
GBP/USD	12/21/2016	NSI	GBP	1,756	2,279	(46)
GBP/USD	12/21/2016	CIT	GBP	2,361	3,066	(55)
GBP/USD	12/21/2016	RBC	GBP	1,189	1,544	(29)
GBP/USD	12/21/2016	BMO	GBP	800	1,038	(8)
GBP/USD	12/21/2016	RBC	GBP	135	176	—
JPY/USD	12/21/2016	CIT	JPY	800,902	7,927	70
JPY/USD	12/21/2016	SGA	JPY	90,825	899	3
USD/AUD	12/21/2016	BNP	AUD	(129)	(99)	(3)
USD/AUD	12/21/2016	CSI	AUD	(271)	(207)	—
USD/EUR	12/21/2016	SCB	EUR	(119)	(134)	—
USD/EUR	12/21/2016	SGA	EUR	(387)	(436)	(1)
USD/EUR	12/21/2016	CIT	EUR	(355)	(400)	(3)
USD/GBP	12/21/2016	BCL	GBP	(133)	(173)	3
USD/GBP	12/21/2016	CIT	GBP	(204)	(265)	—
USD/GBP	12/21/2016	SGA	GBP	(204)	(265)	1
USD/JPY	12/21/2016	CSI	JPY	(13,095)	(130)	(1)
USD/JPY	12/21/2016	BMO	JPY	(13,110)	(130)	(1)
USD/JPY	12/21/2016	CIT	JPY	(26,050)	(258)	2
USD/JPY	12/21/2016	CSI	JPY	(26,490)	(262)	3
					$30,768	$(8)
JNL Multi-Manager Alternative Fund
ARS/USD	02/15/2017	CIT	ARS	15,518	$947	$3
BRL/USD	10/14/2016	BCL	BRL	3,392	1,040	20
CAD/USD	10/07/2016	SSB	CAD	13	10	—
CNY/USD	10/14/2016	CIT	CNY	21,145	3,169	9
CNY/USD	10/14/2016	BCL	CNY	8,077	1,210	—
COP/USD	10/14/2016	BCL	COP	3,085,560	1,068	74
EUR/USD	11/16/2016	SSB	EUR	19,024	21,413	(134)
EUR/USD	11/16/2016	SSB	EUR	594	669	2
GBP/USD	10/04/2016	JPM	GBP	159	206	(1)
GBP/USD	10/12/2016	JPM	GBP	5,575	7,228	(65)
GBP/USD	11/16/2016	SSB	GBP	5,485	7,117	(37)
HKD/USD	10/04/2016	JPM	HKD	4,513	582	—
IDR/USD	10/14/2016	CIT	IDR	10,802,376	826	18
INR/USD	10/14/2016	CIT	INR	273,173	4,096	106
INR/USD	10/14/2016	BCL	INR	66,035	990	14
JPY/USD	10/03/2016	BNY	JPY	46,799	462	(4)
JPY/USD	10/03/2016	SSB	JPY	5,553	55	(1)
JPY/USD	10/04/2016	SSB	JPY	3,675	36	—
JPY/USD	10/14/2016	BCL	JPY	182,777	1,803	(18)
MXN/USD	10/14/2016	BCL	MXN	22,105	1,139	(49)
MXN/USD	10/14/2016	BOA	MXN	6,986	360	(10)
MXN/USD	10/14/2016	CIT	MXN	6,691	345	(20)
NOK/USD	11/16/2016	SSB	NOK	14,035	1,756	63
PLN/USD	10/14/2016	BOA	PLN	676	177	8
RUB/USD	10/14/2016	BCL	RUB	20,952	333	17
SEK/USD	11/16/2016	SSB	SEK	4,949	578	(12)
SGD/USD	10/14/2016	BCL	SGD	975	715	(14)
USD/BRL	10/14/2016	CIT	BRL	(2,363)	(725)	(29)
USD/BRL	10/14/2016	BCL	BRL	(3,933)	(1,206)	(31)
USD/CAD	10/14/2016	CIT	CAD	(675)	(515)	6
USD/CAD	11/02/2016	JPM	CAD	(1,369)	(1,044)	(7)
USD/CAD	11/16/2016	SSB	CAD	(2,184)	(1,666)	(9)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL Multi-Manager Alternative Fund (continued)
USD/CAD	12/21/2016	SSB	CAD	(3,000)	$(2,288)	$(15)
USD/CHF	11/16/2016	SSB	CHF	(4,568)	(4,714)	12
USD/CHF	11/16/2016	SSB	CHF	(618)	(637)	(4)
USD/CHF	12/07/2016	CSI	CHF	(497)	(514)	(3)
USD/CHF	12/07/2016	CSI	CHF	(235)	(243)	1
USD/CNY	10/14/2016	BCL	CNY	(8,077)	(1,210)	(11)
USD/CNY	10/14/2016	CIT	CNY	(21,145)	(3,169)	(24)
USD/CNY	01/20/2017	CIT	CNY	(21,145)	(3,158)	(23)
USD/CNY	01/20/2017	BCL	CNY	(8,077)	(1,206)	(7)
USD/COP	10/14/2016	BCL	COP	(3,085,560)	(1,068)	(37)
USD/DKK	11/16/2016	SSB	DKK	(8,800)	(1,331)	(1)
USD/DKK	12/07/2016	CSI	DKK	(33)	(5)	—
USD/EUR	10/14/2016	BOA	EUR	(365)	(410)	(6)
USD/EUR	10/14/2016	CIT	EUR	(4,898)	(5,505)	(78)
USD/EUR	10/14/2016	BCL	EUR	(1,552)	(1,745)	(24)
USD/EUR	11/16/2016	SSB	EUR	(25,132)	(28,290)	(108)
USD/EUR	11/16/2016	SSB	EUR	(4,798)	(5,401)	15
USD/EUR	12/07/2016	CSI	EUR	(8,500)	(9,577)	(47)
USD/EUR	12/07/2016	CIT	EUR	(165)	(186)	—
USD/GBP	10/04/2016	JPM	GBP	(170)	(220)	(1)
USD/GBP	10/04/2016	JPM	GBP	(6,370)	(8,259)	823
USD/GBP	10/12/2016	JPM	GBP	(5,577)	(7,230)	133
USD/GBP	11/16/2016	SSB	GBP	(8,304)	(10,772)	179
USD/GBP	12/07/2016	SSB	GBP	(3,500)	(4,542)	140
USD/HKD	10/04/2016	JPM	HKD	(4,513)	(582)	—
USD/INR	10/14/2016	BCL	INR	(39,315)	(589)	—
USD/JPY	11/16/2016	SSB	JPY	(310,626)	(3,069)	16
USD/JPY	12/21/2016	SSB	JPY	(30,000)	(297)	(3)
USD/JPY	12/21/2016	GSC	JPY	(857,530)	(8,487)	(95)
USD/KRW	10/14/2016	BCL	KRW	(2,327,482)	(2,113)	(48)
USD/MXN	10/14/2016	CIT	MXN	(2,530)	(130)	2
USD/MXN	11/01/2016	CIT	MXN	(14,086)	(724)	17
USD/MXN	10/17/2017	CIT	MXN	(18,396)	(907)	93
USD/NOK	11/16/2016	SSB	NOK	(14,034)	(1,756)	(41)
USD/PLN	10/14/2016	CIT	PLN	(321)	(84)	(4)
USD/PLN	10/14/2016	BCL	PLN	(3,708)	(969)	(43)
USD/SEK	11/16/2016	SSB	SEK	(4,949)	(578)	12
USD/SGD	10/14/2016	BCL	SGD	(875)	(642)	7
USD/SGD	10/14/2016	CIT	SGD	(100)	(73)	1
USD/TWD	10/14/2016	BOA	TWD	(33,700)	(1,075)	(17)
USD/ZAR	10/14/2016	CIT	ZAR	(30,000)	(2,182)	(117)
USD/ZAR	11/16/2016	SSB	ZAR	(27,313)	(1,974)	20
ZAR/USD	10/03/2016	NTS	ZAR	8,125	592	—
ZAR/USD	10/04/2016	NTS	ZAR	9,271	676	10
ZAR/USD	10/14/2016	CIT	ZAR	30,000	2,182	(2)
ZAR/USD	11/16/2016	SSB	ZAR	27,313	1,974	(26)
					$(69,313)	$595
JNL/PIMCO Real Return Fund
AUD/USD	10/04/2016	ANZ	AUD	10,937	$8,371	$(16)
BRL/USD	10/04/2016	BNP	BRL	37,600	11,562	237
BRL/USD	10/04/2016	JPM	BRL	114,480	35,201	415
BRL/USD	10/04/2016	DUB	BRL	28,500	8,763	104
BRL/USD	10/04/2016	BOA	BRL	2,904	893	4
BRL/USD	10/04/2016	DUB	BRL	19,447	5,980	(18)
BRL/USD	10/04/2016	JPM	BRL	14,153	4,352	(19)
BRL/USD	11/03/2016	MSC	BRL	2,904	885	(4)
CNY/USD	10/24/2016	DUB	CNY	144,614	21,662	102
EUR/USD	10/04/2016	JPM	EUR	822	923	2
EUR/USD	10/04/2016	UBS	EUR	1,293	1,452	(1)
EUR/USD	10/04/2016	BNP	EUR	47,513	53,374	64
GBP/USD	10/04/2016	ANZ	GBP	796	1,032	(17)
GBP/USD	10/04/2016	BNP	GBP	35,004	45,370	(170)
INR/USD	11/10/2016	UBS	INR	553,421	8,257	83
JPY/USD	10/04/2016	ANZ	JPY	287,600	2,836	14
JPY/USD	10/04/2016	SCB	JPY	2,841,428	28,021	(145)
JPY/USD	10/04/2016	BOA	JPY	965,600	9,522	(50)
MXN/USD	10/20/2016	CIT	MXN	80,435	4,140	53
USD/AUD	10/04/2016	JPM	AUD	(10,937)	(8,371)	(121)
USD/AUD	11/02/2016	ANZ	AUD	(10,937)	(8,365)	16
USD/BRL	10/04/2016	MSC	BRL	(2,904)	(893)	4
USD/BRL	10/04/2016	CIT	BRL	(4,610)	(1,417)	(301)
USD/BRL	10/04/2016	BNP	BRL	(37,900)	(11,654)	(1,583)
USD/BRL	10/04/2016	JPM	BRL	(93,800)	(28,843)	(6,173)
USD/BRL	10/04/2016	BOA	BRL	(53,510)	(16,453)	(2,913)
USD/BRL	10/04/2016	MSC	BRL	(24,360)	(7,490)	(1,618)
USD/BRL	01/04/2017	MSC	BRL	(1,700)	(508)	3
USD/BRL	01/04/2017	DUB	BRL	(45,400)	(13,579)	(2,906)
USD/BRL	01/04/2017	BNP	BRL	(12,600)	(3,769)	(867)
USD/BRL	01/04/2017	JPM	BRL	(31,700)	(9,482)	(2,024)
USD/BRL	04/04/2017	BNP	BRL	(39,800)	(11,609)	(232)
USD/BRL	04/04/2017	JPM	BRL	(121,200)	(35,351)	(417)
USD/CNY	10/24/2016	DUB	CNY	(144,614)	(21,662)	52
USD/CNY	10/24/2016	UBS	CNY	(110,141)	(16,499)	(34)
USD/EUR	10/04/2016	MSC	EUR	(47,901)	(53,810)	370
USD/EUR	10/04/2016	CIT	EUR	(335)	(376)	—
USD/EUR	10/04/2016	CIT	EUR	(1,392)	(1,564)	4
USD/EUR	11/02/2016	BNP	EUR	(47,513)	(53,448)	(75)
USD/GBP	10/04/2016	BOA	GBP	(34,633)	(44,889)	932
USD/GBP	10/04/2016	BNP	GBP	(1,167)	(1,513)	1
USD/GBP	11/02/2016	BNP	GBP	(35,004)	(45,398)	165
USD/JPY	10/04/2016	BOA	JPY	(4,094,628)	(40,379)	442
USD/JPY	10/11/2016	BOA	JPY	(1,080,000)	(10,654)	(319)
USD/JPY	10/17/2016	BOA	JPY	(1,750,000)	(17,267)	(686)
USD/JPY	10/31/2016	CIT	JPY	(940,000)	(9,280)	(302)
USD/JPY	10/31/2016	BNP	JPY	(640,000)	(6,319)	(205)
USD/JPY	11/02/2016	SCB	JPY	(2,051,328)	(20,254)	141
USD/JPY	12/19/2016	UBS	JPY	(1,180,000)	(11,677)	(88)
USD/JPY	01/10/2017	DUB	JPY	(1,830,000)	(18,131)	(45)
USD/MXN	10/20/2016	CIT	MXN	(86,496)	(4,452)	312
USD/NZD	10/04/2016	JPM	NZD	(17,510)	(12,750)	53
USD/TWD	11/10/2016	UBS	TWD	(291,253)	(9,301)	(157)
					$(304,811)	$(17,933)
JNL/PIMCO Total Return Bond Fund
AUD/USD	10/04/2016	BOA	AUD	1,638	$1,254	$19
AUD/USD	10/04/2016	CIT	AUD	3,418	2,616	53
AUD/USD	10/04/2016	ANZ	AUD	22,832	17,475	(33)
BRL/USD	10/04/2016	MSC	BRL	321,000	98,704	22,184
BRL/USD	01/03/2018	JPM	BRL	652	179	(11)
CAD/USD	10/04/2016	DUB	CAD	13,701	10,443	14
CAD/USD	10/04/2016	JPM	CAD	64,989	49,536	(634)
CAD/USD	10/04/2016	CIT	CAD	4,281	3,263	(45)
CAD/USD	10/04/2016	JPM	CAD	26,457	20,166	169
EUR/USD	10/04/2016	CIT	EUR	5,812	6,529	(17)
EUR/USD	10/04/2016	BNP	EUR	52,559	59,042	109
GBP/USD	10/04/2016	BNP	GBP	28,712	37,215	(230)
INR/USD	11/10/2016	UBS	INR	118,862	1,773	18
JPY/USD	11/14/2016	JPM	JPY	1,162,500	11,484	66
JPY/USD	11/14/2016	BOA	JPY	8,886,100	87,781	(570)
JPY/USD	11/14/2016	JPM	JPY	1,730,900	17,099	(177)
MXN/USD	10/20/2016	JPM	MXN	332,807	17,131	(979)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
MXN/USD	10/20/2016	BNP	MXN	56,592	$2,913	$(46)
RUB/USD	10/18/2016	SCB	RUB	11,175	177	7
RUB/USD	12/15/2016	CSI	RUB	11,175	175	3
SGD/USD	11/10/2016	DUB	SGD	14,330	10,511	(11)
SGD/USD	11/10/2016	BCL	SGD	4,167	3,056	2
USD/AUD	10/04/2016	ANZ	AUD	(5,494)	(4,205)	(61)
USD/AUD	10/04/2016	BCL	AUD	(8,064)	(6,172)	—
USD/AUD	10/04/2016	JPM	AUD	(14,330)	(10,967)	(47)
USD/AUD	11/02/2016	ANZ	AUD	(22,832)	(17,462)	33
USD/BRL	10/04/2016	CIT	BRL	(92,100)	(28,320)	(6,005)
USD/BRL	10/04/2016	JPM	BRL	(84,100)	(25,860)	(4,452)
USD/BRL	10/04/2016	MSC	BRL	(144,800)	(44,524)	(7,510)
USD/BRL	01/04/2017	MSC	BRL	(205)	(61)	—
USD/BRL	01/04/2017	CIT	BRL	(56,199)	(16,809)	105
USD/BRL	04/04/2017	DUB	BRL	(118,900)	(34,681)	328
USD/BRL	04/04/2017	JPM	BRL	(200,200)	(58,395)	384
USD/BRL	07/05/2017	MSC	BRL	(66,000)	(18,825)	51
USD/BRL	10/03/2017	SCB	BRL	(68,100)	(18,999)	(493)
USD/BRL	10/03/2017	JPM	BRL	(122,300)	(34,120)	469
USD/BRL	01/03/2018	BNP	BRL	(652)	(179)	12
USD/CAD	10/04/2016	BOA	CAD	(74,470)	(56,763)	926
USD/CAD	10/04/2016	CIT	CAD	(5,338)	(4,069)	25
USD/CAD	10/04/2016	JPM	CAD	(28,740)	(21,906)	429
USD/CAD	10/04/2016	ANZ	CAD	(880)	(671)	(5)
USD/CAD	11/02/2016	JPM	CAD	(26,457)	(20,171)	(170)
USD/EUR	10/04/2016	MSC	EUR	(58,371)	(65,571)	450
USD/EUR	11/02/2016	BNP	EUR	(46,793)	(52,638)	(73)
USD/GBP	10/04/2016	BOA	GBP	(28,712)	(37,215)	773
USD/GBP	11/02/2016	BNP	GBP	(25,200)	(32,683)	119
USD/JPY	10/31/2016	BOA	JPY	(2,170,000)	(21,424)	(244)
USD/JPY	11/14/2016	CIT	JPY	(2,467,200)	(24,372)	(128)
USD/JPY	11/21/2016	UBS	JPY	(6,270,000)	(61,955)	891
USD/JPY	11/21/2016	JPM	JPY	(1,970,000)	(19,466)	266
USD/JPY	11/28/2016	UBS	JPY	(2,330,000)	(23,030)	251
USD/JPY	11/28/2016	JPM	JPY	(780,000)	(7,709)	83
USD/JPY	11/28/2016	CIT	JPY	(1,010,000)	(9,983)	106
USD/JPY	11/28/2016	CIT	JPY	(6,070,000)	(59,996)	(306)
USD/JPY	12/05/2016	BNP	JPY	(1,210,000)	(11,963)	(202)
USD/JPY	12/05/2016	CIT	JPY	(3,250,000)	(32,133)	(672)
USD/JPY	12/12/2016	JPM	JPY	(1,640,000)	(16,222)	(26)
USD/JPY	12/12/2016	UBS	JPY	(1,560,000)	(15,431)	(34)
USD/JPY	12/12/2016	CIT	JPY	(7,620,000)	(75,372)	(570)
USD/JPY	12/19/2016	UBS	JPY	(3,020,000)	(29,885)	(226)
USD/JPY	12/19/2016	BOA	JPY	(240,000)	(2,375)	(11)
USD/JPY	01/10/2017	JPM	JPY	(200,000)	(1,982)	—
USD/JPY	01/10/2017	CIT	JPY	(150,000)	(1,486)	—
USD/JPY	01/10/2017	BOA	JPY	(210,000)	(2,081)	1
USD/KRW	11/10/2016	UBS	KRW	(78,564,378)	(71,315)	(686)
USD/KRW	11/10/2016	CSI	KRW	(3,709,832)	(3,368)	1
USD/KRW	11/10/2016	UBS	KRW	(3,549,033)	(3,222)	—
USD/KRW	11/10/2016	JPM	KRW	(4,507,290)	(4,091)	14
USD/KRW	11/10/2016	JPM	KRW	(16,372,854)	(14,862)	(170)
USD/KRW	11/10/2016	BOA	KRW	(12,404,657)	(11,260)	(163)
USD/MXN	10/20/2016	CIT	MXN	(405,544)	(20,875)	1,462
USD/MXN	10/20/2016	BCL	MXN	(37,338)	(1,922)	(29)
USD/MXN	10/20/2016	BNP	MXN	(193,998)	(9,986)	(133)
USD/MXN	10/20/2016	CIT	MXN	(517,487)	(26,637)	(359)
USD/MXN	10/20/2016	JPM	MXN	(162,164)	(8,348)	(135)
USD/MYR	11/15/2016	SCB	MYR	(32,049)	(7,732)	137
USD/MYR	11/15/2016	BOA	MYR	(4,204)	(1,014)	27
USD/MYR	11/15/2016	UBS	MYR	(9,131)	(2,203)	51
USD/RUB	10/18/2016	CSI	RUB	(11,175)	(177)	(3)
USD/SGD	11/10/2016	SCB	SGD	(69,704)	(51,127)	573
USD/SGD	11/10/2016	JPM	SGD	(13,373)	(9,809)	76
USD/SGD	11/10/2016	BCL	SGD	(7,530)	(5,523)	31
USD/SGD	11/10/2016	DUB	SGD	(4,118)	(3,020)	(12)
USD/TWD	11/10/2016	UBS	TWD	(353,875)	(11,301)	(190)
USD/TWD	11/10/2016	JPM	TWD	(263,455)	(8,414)	(106)
USD/TWD	11/10/2016	CSI	TWD	(245,578)	(7,843)	(118)
					$(853,658)	$4,626
JNL/Westchester Capital Event Driven Fund
CAD/USD	11/02/2016	JPM	CAD	24	$18	$—
EUR/USD	10/26/2016	JPM	EUR	2,834	3,187	20
GBP/USD	10/04/2016	JPM	GBP	396	513	(2)
GBP/USD	10/12/2016	JPM	GBP	14,643	18,983	(363)
HKD/USD	10/04/2016	JPM	HKD	11,478	1,480	—
USD/CAD	11/02/2016	JPM	CAD	(2,761)	(2,105)	25
USD/CAD	11/02/2016	JPM	CAD	(2,281)	(1,739)	(11)
USD/EUR	10/26/2016	JPM	EUR	(2,834)	(3,187)	—
USD/EUR	10/27/2016	JPM	EUR	(6,009)	(6,757)	12
USD/GBP	10/04/2016	JPM	GBP	(505)	(655)	(1)
USD/GBP	10/04/2016	JPM	GBP	(17,245)	(22,351)	1,909
USD/GBP	10/12/2016	JPM	GBP	(14,649)	(18,986)	325
USD/HKD	10/04/2016	JPM	HKD	(11,478)	(1,480)	1
					$(33,079)	$1,915

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Franklin Templeton Global Multisector Bond Fund
JPM	3-Month LIBOR	Receiving	3.02%	08/22/2023	67,670		$—	$(7,975)
JPM	3-Month LIBOR	Receiving	3.85%	08/22/2043	38,670		—	(18,429)
							$—	$(26,404)
JNL/Goldman Sachs Core Plus Bond Fund
CGM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.92%	11/19/2018	MYR	3,800	$—	$(12)
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.45%	11/15/2023	MYR	2,400	—	(32)
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.88%	11/14/2018	MYR	3,430	—	(10)
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.49%	08/14/2023	MYR	860	—	(12)
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.97%	12/11/2018	MYR	3,110	—	(10)
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.33%	09/26/2023	MYR	1,500	—	(17)
MSC	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.93%	11/20/2018	MYR	4,490	—	(14)
CGM	Brazil Interbank Deposit Rate	Receiving	11.99%	01/04/2021	BRL	3,490	—	(13)
CGM	Brazil Interbank Deposit Rate	Paying	10.73%	01/04/2021	BRL	2,860	—	(46)
JPM	Brazil Interbank Deposit Rate	Paying	11.98%	01/04/2021	BRL	3,490	—	17
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/15/2017	KRW	9,863,860	—	109
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.18%	10/29/2017	KRW	4,841,110	—	49
							$—	$9
JNL/Goldman Sachs Emerging Markets Debt Fund
CGM	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	05/30/2020	ZAR	31,000	$—	$(67)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	06/07/2018	ZAR	28,175	—	(10)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	06/07/2018	ZAR	45,200	—	(17)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/02/2019	ZAR	70,980	—	(134)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	—	(17)
BCL	7-Day China Fixing Repo Rate	Paying	2.80%	12/21/2021	CNY	10,060	(2)	—
CGM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.80%	11/26/2016	THB	121,560	—	5
CGM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/15/2016	THB	181,440	—	11
CGM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.52%	04/11/2019	THB	76,850	—	(4)
CGM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.55%	06/15/2019	THB	78,640	(1)	(3)
CGM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.55%	06/15/2019	THB	36,760	(1)	(1)
CGM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.55%	06/15/2019	THB	146,040	(9)	1
CGM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.64%	09/21/2019	THB	92,020	—	1
CGM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.90%	02/04/2021	THB	71,910	—	12
CGM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.82%	02/15/2021	THB	31,420	—	1
CSI	Bloomberg Thailand 6-Month Reference Rate	Paying	1.83%	02/16/2021	THB	41,040	—	3
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.65%	06/15/2019	THB	56,980	—	2
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.81%	11/24/2016	THB	38,360	—	2
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/22/2016	THB	196,950	—	13
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.55%	04/19/2019	THB	103,500	—	(4)
MSC	Bloomberg Thailand 6-Month Reference Rate	Paying	1.82%	11/28/2016	THB	82,480	—	4
BOA	Brazil Interbank Deposit Rate	Paying	15.75%	01/02/2019	BRL	6,290	—	139
CGM	Brazil Interbank Deposit Rate	Paying	11.50%	01/02/2017	BRL	9,210	—	(104)
CGM	Brazil Interbank Deposit Rate	Paying	14.46%	01/02/2018	BRL	5,870	—	44
CGM	Brazil Interbank Deposit Rate	Paying	12.65%	01/02/2019	BRL	8,770	—	37
CGM	Brazil Interbank Deposit Rate	Paying	12.52%	01/02/2019	BRL	5,620	—	2
CSI	Brazil Interbank Deposit Rate	Paying	12.58%	01/02/2017	BRL	12,970	—	(70)
CSI	Brazil Interbank Deposit Rate	Paying	11.12%	01/02/2018	BRL	6,120	—	(87)
DUB	Brazil Interbank Deposit Rate	Paying	14.36%	01/02/2019	BRL	3,870	—	54
DUB	Brazil Interbank Deposit Rate	Paying	11.99%	01/02/2019	BRL	4,240	—	9
DUB	Brazil Interbank Deposit Rate	Paying	11.84%	01/02/2020	BRL	7,500	—	11
DUB	Brazil Interbank Deposit Rate	Paying	16.17%	01/04/2021	BRL	11,060	—	423
DUB	Brazil Interbank Deposit Rate	Paying	14.08%	01/04/2021	BRL	2,410	—	51
DUB	Brazil Interbank Deposit Rate	Receiving	13.93%	01/04/2021	BRL	13,640	—	(273)
DUB	Brazil Interbank Deposit Rate	Paying	14.56%	01/02/2023	BRL	900	—	28
DUB	Brazil Interbank Deposit Rate	Paying	14.25%	01/02/2023	BRL	1,800	—	50

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
DUB	Brazil Interbank Deposit Rate	Paying	12.27%	01/02/2023	BRL	1,190	$—	$10
DUB	Brazil Interbank Deposit Rate	Receiving	14.20%	01/02/2023	BRL	4,430	—	(122)
DUB	Brazil Interbank Deposit Rate	Receiving	13.86%	01/02/2023	BRL	4,380	—	(106)
DUB	Brazil Interbank Deposit Rate	Paying	14.34%	01/02/2025	BRL	4,980	—	164
DUB	Brazil Interbank Deposit Rate	Receiving	12.34%	01/02/2025	BRL	6,810	—	(57)
JPM	Brazil Interbank Deposit Rate	Receiving	12.29%	01/02/2017	BRL	13,430	—	99
JPM	Brazil Interbank Deposit Rate	Paying	11.87%	01/02/2020	BRL	10,790	—	16
MSC	Brazil Interbank Deposit Rate	Receiving	13.38%	01/02/2018	BRL	17,890	—	(49)
MSC	Brazil Interbank Deposit Rate	Paying	14.08%	01/02/2019	BRL	12,130	—	149
MSC	Brazil Interbank Deposit Rate	Paying	12.61%	01/02/2019	BRL	1,070	—	4
MSC	Brazil Interbank Deposit Rate	Paying	11.91%	01/02/2019	BRL	14,080	—	23
MSC	Brazil Interbank Deposit Rate	Paying	12.02%	01/02/2019	BRL	16,880	—	37
MSC	Brazil Interbank Deposit Rate	Paying	16.15%	01/04/2021	BRL	8,720	—	332
MSC	Brazil Interbank Deposit Rate	Receiving	11.41%	01/04/2021	BRL	5,650	—	39
BOA	Colombian Interbank Rate	Receiving	6.59%	04/06/2017	COP	8,422,600	—	15
CGM	Colombian Interbank Rate	Receiving	7.35%	03/30/2017	COP	9,116,300	—	—
CGM	Colombian Interbank Rate	Receiving	7.22%	06/13/2017	COP	3,103,790	—	—
CSI	Colombian Interbank Rate	Receiving	5.11%	04/15/2019	COP	6,436,410	—	57
CSI	Colombian Interbank Rate	Receiving	6.06%	05/02/2024	COP	980,390	—	4
JPM	Colombian Interbank Rate	Receiving	6.10%	11/25/2016	COP	19,715,340	—	(44)
JPM	Colombian Interbank Rate	Receiving	5.19%	04/22/2019	COP	3,198,610	—	26
MSC	Colombian Interbank Rate	Receiving	6.39%	02/08/2017	COP	6,461,750	—	12
MSC	Colombian Interbank Rate	Receiving	7.34%	03/27/2017	COP	31,990,510	—	1
MSC	Colombian Interbank Rate	Receiving	6.57%	03/31/2017	COP	6,077,570	—	7
MSC	Colombian Interbank Rate	Receiving	6.55%	04/03/2017	COP	6,077,570	—	9
MSC	Colombian Interbank Rate	Receiving	7.04%	05/04/2017	COP	6,019,500	—	(1)
MSC	Colombian Interbank Rate	Receiving	7.17%	07/08/2017	COP	22,973,950	—	5
MSC	Colombian Interbank Rate	Receiving	7.21%	07/11/2017	COP	7,220,890	—	—
MSC	Colombian Interbank Rate	Paying	7.34%	08/01/2017	COP	15,408,080	—	7
MSC	Colombian Interbank Rate	Paying	6.06%	05/02/2024	COP	980,390	(2)	(3)
BOA	Korean Won 3-Month Certificate of Deposit	Paying	1.21%	08/12/2018	KRW	4,509,090	—	(3)
BOA	Korean Won 3-Month Certificate of Deposit	Paying	1.21%	08/12/2018	KRW	4,018,360	—	(2)
BOA	Korean Won 3-Month Certificate of Deposit	Paying	1.23%	08/29/2018	KRW	3,889,100	—	(1)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/10/2022	KRW	12,686,460	—	(1,049)
CGM	Korean Won 3-Month Certificate of Deposit	Paying	2.88%	03/07/2017	KRW	10,270,520	—	71
CGM	Korean Won 3-Month Certificate of Deposit	Paying	2.24%	10/14/2017	KRW	1,609,170	—	18
CGM	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	5,210,010	—	53
CGM	Korean Won 3-Month Certificate of Deposit	Paying	1.24%	08/30/2018	KRW	3,939,490	—	—
CGM	Korean Won 3-Month Certificate of Deposit	Paying	1.27%	09/01/2018	KRW	4,742,740	—	3
CGM	Korean Won 3-Month Certificate of Deposit	Paying	1.28%	09/22/2018	KRW	5,291,330	—	4
DUB	Korean Won 3-Month Certificate of Deposit	Paying	1.24%	09/09/2018	KRW	4,245,110	—	—
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	8,585,010	—	(744)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	3.27%	04/30/2024	KRW	10,900,000	—	1,487
JPM	Korean Won 3-Month Certificate of Deposit	Paying	1.27%	09/12/2018	KRW	4,508,000	—	2
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/15/2024	KRW	1,215,460	—	(175)
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/13/2017	KRW	7,880,280	—	86
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/13/2017	KRW	1,350,900	—	15
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	16
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	16
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	1,981,600	—	20
MSC	Korean Won 3-Month Certificate of Deposit	Paying	1.23%	09/09/2018	KRW	14,019,290	—	—
MSC	Korean Won 3-Month Certificate of Deposit	Paying	1.25%	09/28/2018	KRW	3,989,820	—	2
MSC	Korean Won 3-Month Certificate of Deposit	Paying	1.46%	02/03/2019	KRW	4,987,510	—	25
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	—	224
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	—	8
JPM	Mexican Interbank Rate	Receiving	6.15%	05/28/2024	MXN	15,700	—	8
BOA	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	266,680	—	(20)
BOA	Mumbai Interbank Offered Rate	Receiving	6.24%	12/21/2021	INR	49,550	—	2
CGM	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	159,880	(4)	(8)
CGM	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	31,630	2	(4)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
CGM	Mumbai Interbank Offered Rate	Receiving	6.24%	12/21/2021	INR	67,350	$2	$1
JPM	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	62,800	(2)	(3)
JPM	Mumbai Interbank Offered Rate	Receiving	6.24%	12/21/2021	INR	112,730	(4)	8
MSC	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	67,860	(1)	(5)
MSC	Mumbai Interbank Offered Rate	Receiving	6.24%	12/21/2021	INR	52,380	2	—
							$(20)	$801
JNL Multi-Manager Alternative Fund
BOA	Brazil Interbank Deposit Rate	Paying	12.49%	01/04/2021	BRL	12,970	$—	$69
JNL/PIMCO Real Return Fund
BNP	France CPI Excluding Tobacco	Paying	1.14%	08/15/2026	EUR	2,500 $	—	$(13)
CGM	France CPI Excluding Tobacco	Paying	1.68%	06/15/2025	EUR	4,700	—	400
BNP	Harmonised Index of Consumer Prices	Receiving	0.55%	10/15/2017	EUR	2,100	—	(6)
BNP	Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/2021	EUR	2,900	—	18
CGM	Harmonised Index of Consumer Prices	Paying	0.83%	05/15/2018	EUR	8,700	—	(43)
CGM	Harmonised Index of Consumer Prices	Paying	0.83%	05/15/2018	EUR	7,400	—	(36)
CGM	Harmonised Index of Consumer Prices	Receiving	0.66%	08/15/2018	EUR	1,400	(2)	(5)
CGM	Harmonised Index of Consumer Prices	Receiving	0.64%	09/15/2018	EUR	1,000	—	(4)
CGM	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	2,600	—	(9)
CGM	Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/2021	EUR	1,400	—	9
CGM	Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/2021	EUR	3,660	—	23
CGM	Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/2021	EUR	3,710	—	23
CGM	Harmonised Index of Consumer Prices	Receiving	0.88%	05/15/2021	EUR	6,600	—	29
CGM	Harmonised Index of Consumer Prices	Receiving	0.88%	05/15/2021	EUR	5,600	—	25
CGM	Harmonised Index of Consumer Prices	Paying	1.18%	05/15/2026	EUR	1,500	—	8
CGM	Harmonised Index of Consumer Prices	Paying	1.18%	05/15/2026	EUR	1,300	—	8
DUB	Harmonised Index of Consumer Prices	Receiving	0.58%	10/15/2017	EUR	3,000	—	(10)
DUB	Harmonised Index of Consumer Prices	Receiving	0.58%	10/15/2017	EUR	1,100	(5)	1
DUB	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	600	—	(2)
DUB	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	1,300	—	(4)
DUB	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	3,000	1	(12)
DUB	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	1,700	—	(6)
DUB	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	700	2	(4)
JPM	Harmonised Index of Consumer Prices	Receiving	0.58%	10/15/2017	EUR	4,200	—	(15)
MSC	Harmonised Index of Consumer Prices	Receiving	0.62%	09/15/2018	EUR	2,100	—	(8)
MSC	Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/2021	EUR	3,880	—	25
UBS	Harmonised Index of Consumer Prices	Receiving	0.53%	10/15/2017	EUR	3,000	—	(7)
UBS	Harmonised Index of Consumer Prices	Receiving	0.53%	10/15/2017	EUR	4,000	2	(11)
UBS	Harmonised Index of Consumer Prices	Receiving	0.53%	10/15/2017	EUR	1,900	2	(6)
UBS	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	1,500	—	(5)
UBS	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	1,300	—	(4)
BNP	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	2,900	14	158
BNP	U.K. Retail Price Index	Paying	3.10%	06/15/2031	GBP	1,000	(3)	(64)
BOA	U.K. Retail Price Index	Paying	3.43%	06/15/2030	GBP	1,800	1	121
CGM	U.K. Retail Price Index	Paying	3.19%	04/15/2030	GBP	2,700	—	35
CGM	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	2,500	215	(67)
CGM	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	2,100	(7)	76
CGM	U.K. Retail Price Index	Paying	3.28%	09/15/2030	GBP	3,900	—	71
CGM	U.K. Retail Price Index	Paying	3.30%	12/15/2030	GBP	3,600	1	41
CGM	U.K. Retail Price Index	Paying	3.14%	04/15/2031	GBP	500	—	(22)
CGM	U.K. Retail Price Index	Paying	3.10%	06/15/2031	GBP	6,900	—	(458)
CGM	U.K. Retail Price Index	Paying	3.10%	06/15/2031	GBP	300	7	(27)
CSI	U.K. Retail Price Index	Paying	3.35%	05/15/2030	GBP	500	—	26
CSI	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	2,700	(2)	162
CSI	U.K. Retail Price Index	Paying	3.14%	04/15/2031	GBP	1,200	—	(53)
CSI	U.K. Retail Price Index	Paying	3.14%	04/15/2031	GBP	1,500	—	(66)
DUB	U.K. Retail Price Index	Paying	3.35%	05/15/2030	GBP	4,400	—	228
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	2,500	—	83
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	3,100	12	90
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	4,100	16	119

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
DUB	U.K. Retail Price Index	Paying	3.14%	04/15/2031	GBP	3,400	$(24)	$(126)
JPM	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	5,600	(3)	335
UBS	U.K. Retail Price Index	Paying	3.32%	05/15/2030	GBP	5,000	—	217
BCL	US CPURNSA	Receiving	1.91%	04/17/2017	15,400		—	(477)
BCL	US CPURNSA	Receiving	2.02%	08/21/2017	22,600		—	(725)
BCL	US CPURNSA	Receiving	2.02%	08/21/2017	20,600		(13)	(647)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017	5,800		13	(324)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017	10,200		11	(557)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022	6,200		39	(761)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022	7,300		130	(980)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022	7,300		104	(955)
BOA	US CPURNSA	Paying	1.54%	01/15/2017	8,000		—	(1)
BOA	US CPURNSA	Paying	1.50%	01/15/2017	1,080		—	(1)
BOA	US CPURNSA	Paying	2.00%	04/15/2017	3,220		—	(5)
BOA	US CPURNSA	Receiving	1.72%	04/15/2017	2,000		—	9
BOA	US CPURNSA	Receiving	1.01%	10/16/2017	3,700		—	34
BOA	US CPURNSA	Receiving	1.57%	06/07/2018	2,500		—	4
CIT	US CPURNSA	Receiving	2.25%	07/15/2017	16,600		4	(892)
DUB	US CPURNSA	Receiving	1.94%	10/07/2016	22,000		—	(643)
DUB	US CPURNSA	Receiving	2.32%	11/16/2017	12,300		—	(692)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022	5,700		129	(794)
DUB	US CPURNSA	Receiving	2.56%	05/08/2023	11,800		—	(1,440)
JPM	US CPURNSA	Paying	1.41%	01/15/2017	8,700		—	(12)
JPM	US CPURNSA	Paying	1.55%	01/15/2017	31,300		—	(1)
JPM	US CPURNSA	Paying	2.00%	04/15/2017	18,500		—	(29)
JPM	US CPURNSA	Receiving	1.73%	07/26/2021	4,500		—	3
JPM	US CPURNSA	Paying	1.55%	07/26/2021	4,500		—	(45)
JPM	US CPURNSA	Receiving	1.60%	09/12/2021	3,550		—	20
JPM	US CPURNSA	Paying	1.80%	09/12/2026	3,550		—	(23)
JPM	US CPURNSA	Paying	1.78%	09/15/2026	3,100		(3)	(24)
MSC	US CPURNSA	Paying	2.06%	05/12/2025	23,000		—	735
MSC	US CPURNSA	Paying	1.81%	09/20/2026	1,400		—	(10)
							$641	$(7,995)

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
N/A	3-Month New Zealand Bank Bill	Paying	2.93%	04/22/2026	NZD	410	$13
N/A	3-Month New Zealand Bank Bill	Paying	2.75%	06/16/2026	NZD	130	2
							$15
JNL/BlackRock Global Allocation Fund
N/A	3-Month LIBOR	Paying	1.06%	07/05/2020	27,974		$(92)
N/A	3-Month LIBOR	Paying	1.02%	07/05/2020	27,974		(114)
N/A	3-Month LIBOR	Paying	1.02%	07/05/2020	27,974		(115)
N/A	3-Month LIBOR	Paying	0.99%	07/05/2020	28,038		(130)
N/A	3-Month LIBOR	Paying	1.22%	07/19/2020	28,195		(6)
N/A	3-Month LIBOR	Paying	1.18%	07/19/2020	28,195		(26)
N/A	3-Month LIBOR	Paying	1.21%	07/19/2020	28,195		(12)
N/A	3-Month LIBOR	Paying	1.26%	07/19/2020	21,688		13
N/A	6-Month Euribor	Receiving	0.02%	04/09/2021	EUR	5,467	(53)
N/A	6-Month GBP LIBOR	Receiving	0.58%	07/02/2020	GBP	21,557	(71)
N/A	6-Month GBP LIBOR	Receiving	0.57%	07/02/2020	GBP	21,557	(62)
N/A	6-Month GBP LIBOR	Receiving	0.56%	07/02/2020	GBP	21,557	(59)
N/A	6-Month GBP LIBOR	Receiving	0.54%	07/02/2020	GBP	21,451	(44)
N/A	6-Month GBP LIBOR	Receiving	0.64%	07/16/2020	GBP	21,688	(100)
N/A	6-Month GBP LIBOR	Receiving	0.61%	07/16/2020	GBP	21,688	(83)
N/A	6-Month GBP LIBOR	Receiving	0.60%	07/16/2020	GBP	21,688	(81)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund (continued)
N/A	6-Month GBP LIBOR	Receiving	0.64%	07/16/2020	GBP	21,688	$(101)
							$(1,136)
JNL/Franklin Templeton Global Multisector Bond Fund
N/A	3-Month LIBOR	Receiving	0.93%	10/17/2017	74,970		$12
N/A	3-Month LIBOR	Receiving	2.79%	03/31/2024	6,980		(726)
N/A	3-Month LIBOR	Receiving	2.73%	07/07/2024	73,570		(7,634)
N/A	3-Month LIBOR	Receiving	1.91%	01/22/2025	36,540		(1,562)
N/A	3-Month LIBOR	Receiving	1.97%	01/23/2025	45,670		(2,154)
N/A	3-Month LIBOR	Receiving	1.97%	01/27/2025	26,950		(1,279)
N/A	3-Month LIBOR	Receiving	1.94%	01/29/2025	6,740		(301)
N/A	3-Month LIBOR	Receiving	1.94%	01/30/2025	5,710		(257)
N/A	3-Month LIBOR	Receiving	1.82%	02/03/2025	8,990		(313)
N/A	3-Month LIBOR	Receiving	1.98%	03/27/2025	5,750		(276)
N/A	3-Month LIBOR	Receiving	1.99%	03/27/2025	5,750		(280)
N/A	3-Month LIBOR	Receiving	2.45%	07/02/2025	28,720		(2,525)
N/A	3-Month LIBOR	Receiving	3.49%	03/31/2044	3,320		(1,276)
							$(18,571)
JNL/Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canada Bankers Acceptance	Paying	1.00%	12/21/2021	CAD	130,680	$321
N/A	3-Month Euribor	Receiving	(0.40%)	09/21/2018	EUR	133,030	28
N/A	3-Month GBP LIBOR	Paying	0.35%	12/21/2019	GBP	11,220	22
N/A	3-Month LIBOR	Receiving	1.50%	12/21/2021	97,330		(168)
N/A	3-Month LIBOR	Paying	2.50%	12/15/2026	12,720		(28)
N/A	3-Month LIBOR	Receiving	1.75%	12/21/2026	2,900		(18)
N/A	3-Month LIBOR	Paying	2.25%	12/21/2046	10,330		167
N/A	3-Month New Zealand Bank Bill	Paying	2.25%	12/21/2021	NZD	11,660	12
N/A	3-Month South African Johannesburg Interbank Rate	Receiving	9.15%	08/24/2025	ZAR	13,170	(25)
N/A	3-Month Stockholm Interbank Offered Rate	Paying	0.05%	06/15/2018	SEK	172,120	12
N/A	3-Month Stockholm Interbank Offered Rate	Paying	(0.33%)	09/15/2018	SEK	177,160	8
N/A	3-Month Stockholm Interbank Offered Rate	Receiving	0.10%	12/21/2021	SEK	225,625	(86)
N/A	3-Month Stockholm Interbank Offered Rate	Receiving	2.75%	12/15/2026	SEK	9,480	(2)
N/A	3-Month Stockholm Interbank Offered Rate	Receiving	0.75%	12/21/2026	SEK	76,580	(83)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	2.50%	09/28/2026	AUD	2,670	2
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	2.75%	12/21/2026	AUD	2,140	(2)
N/A	6-Month British Bankers’ Association Yen LIBOR	Paying	0.25%	12/15/2026	JPY	385,470	10
N/A	6-Month British Bankers’ Association Yen LIBOR	Paying	0.75%	12/16/2036	JPY	1,159,680	54
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	0.50%	12/21/2036	JPY	301,300	(88)
N/A	6-Month British Bankers’ Association Yen LIBOR	Paying	0.75%	12/17/2046	JPY	244,760	5
N/A	6-Month Euribor	Receiving	0.25%	12/21/2021	EUR	6,190	(20)
N/A	6-Month Euribor	Paying	0.25%	08/16/2024	EUR	1,430	—
N/A	6-Month Euribor	Paying	0.75%	12/21/2026	EUR	8,450	97
N/A	6-Month GBP LIBOR	Receiving	1.00%	09/27/2026	GBP	1,520	10
N/A	6-Month GBP LIBOR	Receiving	2.25%	12/15/2026	GBP	18,070	20
N/A	6-Month GBP LIBOR	Receiving	2.50%	12/17/2035	GBP	7,230	32
N/A	6-Month GBP LIBOR	Receiving	1.00%	12/17/2046	GBP	3,730	91
N/A	6-Month GBP LIBOR	Receiving	1.75%	12/21/2046	GBP	5,910	(125)
N/A	6-Month Norwegian Interbank Offered Rate	Paying	1.25%	12/21/2021	NOK	172,890	(65)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.61%	09/21/2018	PLN	68,900	(33)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.77%	09/21/2021	PLN	32,610	(23)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	3.13%	01/22/2026	PLN	6,980	42
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.97%	06/16/2026	PLN	5,900	22
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.60%	09/29/2026	PLN	4,850	(3)
N/A	Mexican Interbank Rate	Paying	3.91%	11/07/2016	MXN	81,600	(4)
N/A	Mexican Interbank Rate	Paying	3.92%	11/08/2016	MXN	34,680	(2)
N/A	Mexican Interbank Rate	Paying	3.90%	11/09/2016	MXN	70,170	(4)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
N/A	Mexican Interbank Rate	Paying	6.00%	03/03/2027	MXN	38,560	$(13)
							$163
JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month Hong Kong Interbank Offered Rate	Receiving	1.20%	12/21/2021	HKD	25,480	$(15)
N/A	3-Month LIBOR	Receiving	1.25%	12/21/2018		23,110	(12)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.42%	03/15/2019	ZAR	38,770	(2)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.28%	09/05/2019	ZAR	11,760	(2)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	8.35%	09/21/2023	ZAR	12,860	23
N/A	3-Month South African Johannesburg Interbank Rate	Receiving	7.89%	12/18/2024	ZAR	13,610	3
N/A	6-Month Budapest Interbank Offered Rate	Receiving	1.38%	09/21/2021	HUF	840,620	(43)
N/A	6-Month Czech Interbank Offered Rate	Receiving	0.37%	12/21/2021	CZK	134,480	(3)
N/A	6-Month Czech Interbank Offered Rate	Receiving	0.55%	06/21/2026	CZK	31,230	(6)
N/A	6-Month Czech Interbank Offered Rate	Receiving	0.48%	12/21/2026	CZK	66,140	4
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.82%	03/15/2022	PLN	28,340	(46)
N/A	Mexican Interbank Rate	Paying	5.50%	03/09/2022	MXN	28,290	(13)
N/A	Mexican Interbank Rate	Paying	5.75%	03/06/2024	MXN	134,600	(196)
N/A	Mexican Interbank Rate	Receiving	5.66%	01/24/2025	MXN	27,480	75
N/A	Mexican Interbank Rate	Paying	6.00%	03/03/2027	MXN	160,090	(83)
N/A	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	55,250	122
							$(194)
JNL Multi-Manager Alternative Fund
N/A	3-Month LIBOR	Paying	0.77%	02/26/2018	13,560		$(39)
N/A	3-Month LIBOR	Paying	0.91%	06/27/2018	12,410		(19)
N/A	3-Month LIBOR	Paying	1.34%	06/01/2021	11,010		83
N/A	3-Month LIBOR	Paying	1.19%	06/13/2021	1,330		—
N/A	3-Month LIBOR	Paying	1.22%	06/27/2021	5,710		11
N/A	3-Month LIBOR	Receiving	1.90%	11/30/2022	42,851		(1,632)
N/A	3-Month LIBOR	Receiving	1.27%	05/15/2023	16,384		32
N/A	3-Month LIBOR	Receiving	1.74%	05/23/2026	8,820		(214)
N/A	3-Month LIBOR	Receiving	1.74%	05/27/2026	5,500		(132)
N/A	3-Month LIBOR	Receiving	1.58%	06/13/2026	1,320		(13)
N/A	3-Month LIBOR	Receiving	1.74%	11/15/2041	6,160		99
N/A	3-Month LIBOR	Receiving	2.59%	11/04/2045	2,940		(539)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	0.02%	09/20/2023	JPY	1,027,290	(54)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	0.64%	05/09/2046	JPY	60,900	(29)
							$(2,446)
JNL/PIMCO Real Return Fund
N/A	3-Month LIBOR	Paying	1.25%	06/15/2018	12,700		$(4)
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2020	44,800		(485)
N/A	3-Month LIBOR	Receiving	1.50%	12/21/2021	69,800		172
N/A	3-Month LIBOR	Receiving	2.23%	09/16/2025	3,500		(236)
N/A	3-Month LIBOR	Receiving	2.23%	10/02/2025	8,700		(683)
N/A	3-Month LIBOR	Receiving	2.23%	10/28/2025	110,900		(5,019)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026	11,100		(241)
N/A	3-Month LIBOR	Receiving	1.85%	07/27/2026	8,000		(23)
N/A	3-Month LIBOR	Receiving	2.00%	07/27/2026	21,600		(214)
N/A	3-Month LIBOR	Receiving	1.75%	12/21/2026	117,390		(1,110)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	1.50%	12/21/2045	JPY	119,000	(16)
N/A	6-Month GBP LIBOR	Receiving	0.75%	03/15/2027	GBP	23,500	(381)
N/A	6-Month GBP LIBOR	Receiving	2.00%	09/16/2045	GBP	15,660	(7,184)
N/A	US CPURNSA	Receiving	1.45%	01/15/2017	17,300		(38)
							$(15,462)
JNL/PIMCO Total Return Bond Fund
N/A	3-Month Canada Bankers Acceptance	Receiving	1.75%	12/16/2046	CAD	3,000	$(44)
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2019	328,800		2,409
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2020	62,200		274
N/A	3-Month LIBOR	Receiving	2.00%	06/15/2021	177,200		(843)
N/A	3-Month LIBOR	Receiving	2.00%	06/15/2021	45,500		(117)
N/A	3-Month LIBOR	Receiving	1.45%	06/28/2021	140,800		(267)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
N/A	3-Month LIBOR	Receiving	1.50%	12/21/2021	76,800		$(5)
N/A	3-Month LIBOR	Receiving	2.25%	12/16/2022	227,600		(582)
N/A	3-Month LIBOR	Receiving	2.35%	08/05/2025	5,000		(57)
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025	39,500		(595)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026	72,300		(1,545)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026	1,400		(29)
N/A	3-Month LIBOR	Receiving	1.75%	12/21/2026	59,610		39
N/A	3-Month LIBOR	Receiving	2.75%	12/16/2045	349,000		(29,144)
N/A	3-Month LIBOR	Receiving	2.50%	06/15/2046	17,100		(1,473)
N/A	3-Month LIBOR	Receiving	2.50%	06/15/2046	39,600		(4,762)
N/A	6-Month GBP LIBOR	Receiving	1.50%	12/16/2017	GBP	12,100	18
							$(36,723)

Schedule of Over the Counter Cross-Currency Swap Agreements

Counterparty	Receive Rate (8)	Pay Rate (8)	Expiration Date	Notional Amount Received (1)		Notional Amount Delivered (1)		Unrealized Depreciation
JNL/BlackRock Global Allocation Fund
BOA	Fixed rate of 1.23%	Fixed rate of 0.10%	03/15/2017	5,855		JPY	(705,750)	$(1,122)
BOA	Fixed rate of 1.84%	Fixed rate of 0.10%	03/15/2018	7,271		JPY	(818,550)	(822)
BOA	Fixed rate of 1.96%	Fixed rate of 0.10%	03/15/2018	10,921		JPY	(1,238,400)	(1,303)
								$(3,247)
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	05/13/2024	ZAR	7,150	(690)		$(164)
DUB	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	05/23/2019	ZAR	11,408	(1,096)		(264)
DUB	Fixed rate of 8.05%	3-Month LIBOR	12/04/2016	TRY	11,900	(5,339)		(1,113)
DUB	Fixed rate of 8.08%	3-Month LIBOR	12/05/2016	TRY	6,325	(2,830)		(585)
JPM	Fixed rate of 8.93%	3-Month LIBOR	08/19/2017	TRY	52,190	(17,794)		(162)
MSC	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/13/2024	ZAR	14,790	(1,427)		(339)
								$(2,627)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BCL	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	$200	$—	$1	$(1)
BCL	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	100	—	—	—
BCL	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	310	(1)	—	(1)
BCL	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	90	—	1	(1)
BCL	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	720	(1)	7	(8)
BCL	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	160	—	2	(2)
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	70	—	—	—
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	80	(1)	(1)	—
BOA	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	1,600	(10)	9	(19)
BOA	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	270	—	3	(3)
BOA	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	950	(2)	11	(13)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(4)	(3)	(1)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	400	(5)	(1)	(4)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	630	(8)	(2)	(6)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	70	(1)	—	(1)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(6)	(1)	(5)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	760	(10)	(2)	(8)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	730	(9)	(2)	(7)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	320	(4)	(2)	(2)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	470	(6)	(3)	(3)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	140	(2)	(1)	(1)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	920	(12)	(6)	(6)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(6)	(3)	(3)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	390	(5)	(3)	(2)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(4)	(3)	(1)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(5)	(3)	(2)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	320	(4)	(1)	(3)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	700	(9)	(4)	(5)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	190	(2)	(1)	(1)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	420	(5)	(3)	(2)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	870	(11)	(6)	(5)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	430	(5)	(3)	(2)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	400	(5)	(5)	—
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,030	(37)	—	(37)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	280	(4)	(2)	(2)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	70	—	—	—
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	200	(2)	(1)	(1)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	210	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(2)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(4)	(5)	1
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	3,500	(22)	29	(51)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	320	(2)	2	(4)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	1,500	(2)	8	(10)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	440	(1)	1	(2)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	160	—	—	—
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	370	—	4	(4)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	680	(1)	7	(8)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	820	(1)	9	(10)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	220	(1)	2	(3)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	320	(1)	3	(4)
DUB	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	340	(1)	1	(2)
DUB	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	590	(1)	1	(2)
DUB	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	1,070	(1)	—	(1)
DUB	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	770	(1)	9	(10)
DUB	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	500	(1)	5	(6)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(3)	(1)	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
Credit default swap agreements - purchase protection (2) (continued)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$460	$(6)	$(2)	$(4)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	30	—	—	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(1)	(1)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	2,230	(14)	20	(34)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	360	(2)	2	(4)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	100	—	1	(1)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	1,850	(11)	8	(19)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	60	—	—	—
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	540	(1)	3	(4)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	190	—	1	(1)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	190	(1)	—	(1)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	20	—	—	—
					$37,700	$(279)	$70	$(349)
JNL/Goldman Sachs Emerging Markets Debt Fund
Credit default swap agreements - purchase protection (2)
BCL	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$270	$(3)	$(1)	$(2)
BCL	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	540	(7)	(2)	(5)
BCL	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	170	(2)	(1)	(1)
BCL	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	330	(1)	3	(4)
BOA	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	2,170	(13)	24	(37)
BOA	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	970	(6)	14	(20)
BOA	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	550	(4)	3	(7)
BOA	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	1,030	(2)	10	(12)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(7)	(5)	(2)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,320	(16)	(3)	(13)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	130	(2)	(1)	(1)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	850	(10)	(1)	(9)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,120	(14)	(3)	(11)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	800	(10)	(3)	(7)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	350	(4)	(1)	(3)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	750	(9)	(4)	(5)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(3)	(1)	(2)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	810	(10)	(5)	(5)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	420	(5)	(3)	(2)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	660	(8)	(5)	(3)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(7)	(4)	(3)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(8)	(5)	(3)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	560	(7)	(4)	(3)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	660	(8)	(3)	(5)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,240	(16)	(7)	(9)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	140	(2)	(1)	(1)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,130	(13)	(7)	(6)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	150	(2)	(1)	(1)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	520	(6)	(5)	(1)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	620	(8)	(8)	—
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	750	(10)	(12)	2
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,770	(46)	—	(46)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	220	(3)	(1)	(2)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,040	(13)	(3)	(10)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	920	(12)	(6)	(6)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	230	(2)	(1)	(1)
CGM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	340	(4)	(2)	(2)
CGM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	630	(4)	3	(7)
CGM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	1,770	(10)	16	(26)
CGM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	950	(6)	10	(16)
CGM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	3,080	(19)	40	(59)
CGM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	90	(1)	1	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Credit default swap agreements - purchase protection (2) (continued)
CGM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	$740	$(4)	$9	$(13)
CGM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	990	(6)	12	(18)
CGM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	90	—	1	(1)
CGM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	540	(3)	4	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(5)	(4)	(1)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	340	(2)	4	(6)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	520	(1)	—	(1)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	1,710	(3)	18	(21)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	1,380	(3)	13	(16)
CIT	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	220	—	2	(2)
DUB	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	1,220	(7)	11	(18)
DUB	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	1,520	(2)	16	(18)
DUB	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	300	—	—	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	490	(6)	(2)	(4)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	510	(7)	(2)	(5)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2019	3,520	(42)	(32)	(10)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	2,720	(17)	34	(51)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	1,130	(7)	15	(22)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	990	(6)	12	(18)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	760	(5)	4	(9)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	2,290	(14)	10	(24)
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	06/20/2021	510	(1)	—	(1)
					$56,860	$(484)	$140	$(624)
JNL Multi-Manager Alternative Fund
Credit default swap agreements - purchase protection (2)
CGM	Anglo American Capital Plc, 4.45%, 09/27/2020	N/A	5.00%	12/20/2020	$398	$(37)	$34	$(71)
CGM	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	N/A	5.00%	06/20/2021	236	(27)	(18)	(9)
CGM	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	N/A	5.00%	06/20/2021	236	(27)	(18)	(9)
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	348	(6)	(3)	(3)
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	337	(5)	(1)	(4)
					$1,555	$(102)	$(6)	$(96)
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
DUB	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	$(4,400)	$(106)	$(229)	$123
MLP	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(1,000)	(25)	(70)	45
CGM	Federative Republic of Brazil, 4.25%, 01/07/2025	2.45%	1.00%	06/20/2021	(400)	(26)	(35)	9
CSI	Federative Republic of Brazil, 4.25%, 01/07/2025	2.45%	1.00%	06/20/2021	(1,100)	(70)	(76)	6
DUB	Federative Republic of Brazil, 4.25%, 01/07/2025	2.45%	1.00%	06/20/2021	(800)	(51)	(69)	18
JPM	Federative Republic of Brazil, 4.25%, 01/07/2025	2.45%	1.00%	06/20/2021	(600)	(38)	(42)	4
JPM	Russian Federation, 7.50%, 03/31/2030	2.00%	1.00%	06/20/2021	(1,200)	(54)	(74)	20
BNP	United Mexican States, 5.95%, 03/19/2019	1.52%	1.00%	06/20/2021	(7,200)	(166)	(182)	16
BOA	United Mexican States, 5.95%, 03/19/2019	1.52%	1.00%	06/20/2021	(2,100)	(48)	(53)	5
CGM	United Mexican States, 5.95%, 03/19/2019	1.52%	1.00%	06/20/2021	(500)	(11)	(12)	1
CSI	United Mexican States, 5.95%, 03/19/2019	1.52%	1.00%	06/20/2021	(4,600)	(107)	(120)	13
DUB	United Mexican States, 5.95%, 03/19/2019	1.52%	1.00%	06/20/2021	(1,900)	(44)	(46)	2
BOA	Volkswagen International Finance, 5.38%, 05/22/2018	0.30%	1.00%	12/20/2016	(292)	1	(2)	3
					$(26,092)	$(745)	$(1,010)	$265
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
BNP	Barclays Bank Plc, 1.50%, 04/04/2017	0.39%	1.00%	06/20/2017	$(12,918)	$61	$—	$61
GSI	CDX.NA.IG.9 30-100%	N/A	0.55%	12/20/2017	(1,447)	9	—	9
BCL	Citigroup Inc., 6.13%, 05/15/2018	0.70%	1.00%	12/20/2020	(9,400)	118	(9)	127
DUB	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(21,800)	(529)	(1,137)	608
MLP	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(20,700)	(502)	(1,535)	1,033
DUB	CMBX.NA.AAA.9	N/A	0.50%	09/17/2058	(5,700)	(209)	(316)	107
MLP	CMBX.NA.AAA.9	N/A	0.50%	09/17/2058	(11,700)	(429)	(473)	44

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
MSC	CMBX.NA.AAA.9	N/A	0.50%	09/17/2058	$(10,300)	$(377)	$(487)	$110
UBS	CMBX.NA.AAA.9	N/A	0.50%	09/17/2058	(10,700)	(393)	(950)	557
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.29%	1.00%	06/20/2017	(1,000)	6	15	(9)
JPM	Kinder Morgan Inc., 3.05%, 12/01/2019	1.56%	1.00%	06/20/2021	(6,000)	(149)	(557)	408
CGM	MetLife Inc., 4.75%, 02/08/2021	0.92%	1.00%	12/20/2020	(16,100)	55	21	34
BCL	Morgan Stanley, 3.75%, 02/25/2023	0.80%	1.00%	12/20/2020	(1,000)	9	(2)	11
BNP	Morgan Stanley, 3.75%, 02/25/2023	0.80%	1.00%	12/20/2020	(8,000)	67	(15)	82
BCL	Petrobras International Finance Co., 8.38%, 12/10/2018	3.64%	1.00%	12/20/2019	(4,200)	(334)	(524)	190
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	3.64%	1.00%	12/20/2019	(5,200)	(415)	(564)	149
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	3.87%	1.00%	03/20/2020	(1,400)	(130)	(254)	124
BOA	Sprint Communications, 8.38%, 08/15/2017	4.31%	5.00%	12/20/2019	(500)	11	26	(15)
CGM	Sprint Communications, 8.38%, 08/15/2017	4.31%	5.00%	12/20/2019	(200)	4	10	(6)
BCL	Tesco Plc, 6.00%, 12/14/2049	1.75%	1.00%	12/20/2020	(5,617)	(172)	(488)	316
CSI	Tesco Plc, 6.00%, 12/14/2049	1.75%	1.00%	12/20/2020	(2,247)	(68)	(207)	139
BCL	United Mexican States, 5.95%, 03/19/2019	0.64%	1.00%	03/20/2018	(14,000)	78	34	44
BNP	United Mexican States, 5.95%, 03/19/2019	0.52%	1.00%	09/20/2017	(400)	2	(9)	11
BOA	United Mexican States, 5.95%, 03/19/2019	1.03%	1.00%	09/20/2019	(1,900)	—	14	(14)
CGM	United Mexican States, 5.95%, 03/19/2019	1.08%	1.00%	12/20/2019	(6,900)	(15)	41	(56)
CGM	United Mexican States, 5.95%, 03/19/2019	1.36%	1.00%	12/20/2020	(9,900)	(143)	(422)	279
DUB	United Mexican States, 5.95%, 03/19/2019	0.52%	1.00%	09/20/2017	(3,200)	16	(43)	59
MSC	United Mexican States, 5.95%, 03/19/2019	0.52%	1.00%	09/20/2017	(2,600)	13	(36)	49
BNP	Volkswagen International Finance, 5.38%, 05/22/2018	0.34%	1.00%	12/20/2017	(4,943)	42	(86)	128
BOA	Volkswagen International Finance, 5.38%, 05/22/2018	0.30%	1.00%	12/20/2016	(4,606)	9	(30)	39
JPM	Volkswagen International Finance, 5.38%, 05/22/2018	0.34%	1.00%	12/20/2017	(6,178)	52	(106)	158
MSC	Volkswagen International Finance, 5.38%, 05/22/2018	0.30%	1.00%	12/20/2016	(1,910)	4	(17)	21
					$(212,666)	$(3,309)	$(8,106)	$4,797

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$(1,730)	$89	$47

JNL/BlackRock Global Allocation Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.27	5.00%	12/20/2021	$(18,459)	$812	$61
N/A	CDX.NA.IG.27	1.00%	12/20/2021	(85,326)	1,067	20
N/A	iTraxx Europe Crossover Series 26	5.00%	12/20/2021	(28,826)	2,266	49
N/A	iTraxx Europe Series 26	1.00%	12/20/2021	(17,873)	255	(5)
				$(150,484)	$4,400	$125
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$9,825	$(504)	$(237)
JNL Multi-Manager Alternative Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.27	5.00%	12/20/2021	$1,990	$(88)	$(12)

Credit default swap agreements - sell protection (3)
N/A	iTraxx Europe Crossover Series 24	5.00%	12/20/2020	$(733)	$61	$(10)
N/A	iTraxx Europe Crossover Series 25	5.00%	06/20/2021	(730)	58	(3)
N/A	CDX.NA.IG.27	1.00%	12/20/2021	(2,730)	34	3
N/A	CDX.NA.HY.26	5.00%	06/20/2021	(10,210)	525	82
				$(14,403)	$678	$72

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Credit Default Swap Agreements

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$14,845	$(762)	$(141)
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.27	5.00%	12/20/2021	$10,700	$(470)	$(69)
N/A	CDX.NA.IG.26	1.00%	06/20/2021	12,100	(172)	(28)
				$22,800	$(642)	$(97)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$(13,100)	$672	$184
JNL/Scout Unconstrained Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$(57,900)	$2,972	$630

Schedule of Over the Counter Contracts for Difference

Counterparty	Reference Entity	Financing Fee	Expiration	Contracts (Short)	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Boston Partners Global Long Short Equity Fund
GSI	Aeroports de Paris	Euro Overnight Index Average -0.40%	TBD	(30)	EUR	2,776	$132
GSI	Aozora Bank Ltd.	Tokyo Overnight Average Rate -0.45%	TBD	(1,005)	JPY	357,166	43
GSI	Autoliv Inc.	Federal Funds Effective Rate -0.91%	TBD	(23)		2,387	(41)
GSI	Bemis Co. Inc.	Federal Funds Effective Rate -0.25%	TBD	(75)		3,832	(16)
GSI	Caterpillar Inc.	Federal Funds Effective Rate -0.25%	TBD	(46)		3,766	(322)
GSI	Cogent Communications Holdings Inc.	Federal Funds Effective Rate -0.25%	TBD	(75)		2,687	(60)
GSI	Coloplast A/S - Class B	Danish Krone LIBOR -0.40%	TBD	(38)	DKK	19,193	(15)
GSI	ComfortDelGro Corp. Ltd.	Singapore Swap Offer Rate -0.50%	TBD	(1,750)	SGD	4,896	(16)
GSI	Eclat Textile Co. Ltd.	Federal Funds Effective Rate -8.00%	TBD	(200)		2,319	(67)
GSI	Essentra Plc	Sterling Overnight Index Average -0.40%	TBD	(419)	GBP	2,137	99
GSI	First Financial Bankshares Inc.	Federal Funds Effective Rate -1.79%	TBD	(102)		3,670	(77)
GSI	Kakao Corp.	Federal Funds Effective Rate -7.00%	TBD	(30)		2,181	(27)
GSI	Keppel Corp. Ltd.	Singapore Swap Offer Rate -0.50%	TBD	(475)	SGD	2,498	(44)
GSI	Nestle SA	Tom/Next Indexed Swaps Rate -0.40%	TBD	(31)	CHF	2,376	31
GSI	Paradise Co. Ltd.	Federal Funds Effective Rate -8.25%	TBD	(56)		803	(7)
GSI	Pearson Plc	Sterling Overnight Index Average -0.40%	TBD	(345)	GBP	2,710	147
GSI	PZ Cussons Plc	Sterling Overnight Index Average -0.40%	TBD	(387)	GBP	1,394	(48)
GSI	SeaWorld Entertainment Inc.	Federal Funds Effective Rate -0.71%	TBD	(186)		2,274	(244)
GSI	SembCorp Industries Ltd.	Singapore Swap Offer Rate -0.50%	TBD	(1,384)	SGD	3,566	(13)
GSI	Sembcorp Marine Ltd.	Singapore Swap Offer Rate -13.50%	TBD	(2,489)	SGD	3,137	(88)
GSI	Spirax-Sarco Engineering Plc	Sterling Overnight Index Average -0.40%	TBD	(63)	GBP	2,835	(9)
GSI	Transocean Ltd.	Federal Funds Effective Rate -1.25%	TBD	(141)		1,254	(244)
GSI	World Wrestling Entertainment Inc.	Federal Funds Effective Rate -3.88%	TBD	(136)		2,646	(265)
							$(1,151)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/ Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
Total Return Swap Agreements — receiving return
CIT	iShares Russell 2000 ETF	3-Month LIBOR -0.62%	10/17/2016		1,081	$45
GSI	iShares MSCI Emerging Markets ETF	3-Month LIBOR -0.25%	10/17/2016		1,108	50
						$95
JNL/AQR Managed Futures Strategy Fund
Total Return Swap Agreements — receiving return
BOA	Hang Seng China Enterprises Index Future, Expiration October 2016	N/A	10/28/2016	HKD	13,578	$(18)
BOA	Hang Seng Index Future, Expiration October 2016	N/A	10/28/2016	HKD	42,228	(34)
BOA	MSCI Taiwan Index Future, Expiration October 2016	N/A	10/28/2016		3,644	(22)
BOA	SGX FTSE China A50 Index Future, Expiration October 2016	N/A	10/28/2016		3,214	(19)
BOA	SGX Nifty 50 Index Future, Expiration October 2016	N/A	10/27/2016		2,763	(64)
BOA	Swiss Market Index Future, Expiration December 2016	N/A	12/16/2016	CHF	2,894	(55)
CGM	Coffee ‘C’ Future, Expiration December 2016	N/A	11/11/2016		4,019	73
CGM	Cotton No. 2 Future, Expiration December 2016	N/A	11/11/2016		1,999	9
MLP	Bovespa Index Future, Expiration October 2016	N/A	10/13/2016	BRL	25,875	(111)
MLP	Soybean Oil Future, Expiration December 2016	N/A	11/25/2016		1,298	(34)
MLP	Soybean Oil Future, Expiration December 2016	N/A	11/25/2016		1,982	(56)
MSC	Hang Seng China Enterprises Index Future, Expiration October 2016	N/A	10/28/2016	HKD	122,354	(180)
MSC	Hang Seng Index Future, Expiration October 2016	N/A	10/28/2016	HKD	107,940	(90)
MSC	KOSPI 200 Future, Expiration December 2016	N/A	12/8/2016	KRW	9,246,142	(73)
MSC	MSCI Taiwan Index Future, Expiration October 2016	N/A	10/28/2016		3,417	(34)
MSC	SGX FTSE China A50 Index Future, Expiration October 2016	N/A	10/28/2016		1,575	(6)
MSC	SGX MSCI Singapore Index Future, Expiration October 2016	N/A	10/31/2016	SGD	1,032	6
MSC	SGX Nifty 50 Index Future, Expiration October 2016	N/A	10/27/2016		1,287	(24)
MSC	Taiwan Stock Exchange Capitalization Weighted Stock Index Future, Expiration October 2016	N/A	10/19/2016	TWD	461,654	10
						$(722)
Total Return Swap Agreements — paying return
CGM	Cocoa Future, Expiration December 2016	N/A	11/4/2016		(948)	$64
CGM	Corn Future, Expiration December 2016	N/A	11/25/2016		(2,001)	(19)
CGM	Wheat Future, Expiration December 2016	N/A	11/25/2016		(6,094)	506
MLP	Corn Future, Expiration December 2016	N/A	11/25/2016		(3,888)	(103)
MLP	Lean Hogs Future, Expiration December 2016	N/A	12/14/2016		(585)	93
MLP	Live Cattle Future, Expiration January 2017	N/A	12/2/2016		(10,497)	525
MLP	Wheat Future, Expiration December 2016	N/A	11/25/2016		(2,592)	60
						$1,126
JNL/BlackRock Global Allocation Fund
Total Return Swap Agreements — receiving return
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2017	N/A	12/15/2017	EUR	1,637	$(8)
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2017	N/A	12/15/2017	EUR	617	4
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2018	N/A	12/21/2018	EUR	973	13
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2018	N/A	12/21/2018	EUR	1,623	(46)
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2018	N/A	12/21/2018	EUR	881	(21)
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2018	N/A	12/21/2018	EUR	794	(10)
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2019	N/A	12/20/2019	EUR	583	21
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2019	N/A	12/20/2019	EUR	1,244	37
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2019	N/A	12/20/2019	EUR	1,149	27
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2020	N/A	12/18/2020	EUR	626	10
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2020	N/A	12/18/2020	EUR	337	5
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2020	N/A	12/18/2020	EUR	289	5
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2020	N/A	12/18/2020	EUR	250	5
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2020	N/A	12/18/2020	EUR	340	3
BNP	Euro STOXX 50 Index Dividend Future, Expiration December 2020	N/A	12/18/2020	EUR	1,019	8
BNP	Nikkei Dividend Future, Expiration April 2018	N/A	04/02/2018	JPY	198,306	(12)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/ Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund (continued)
Total Return Swap Agreements — receiving return (continued)
BNP	Nikkei Dividend Future, Expiration April 2018	N/A	04/02/2018	JPY	200,250	(31)
BNP	Nikkei Dividend Future, Expiration April 2019	N/A	03/29/2019	JPY	105,600	(58)
BNP	Nikkei Dividend Future, Expiration April 2019	N/A	03/29/2019	JPY	211,978	(58)
BNP	Nikkei Dividend Future, Expiration April 2020	N/A	03/31/2020	JPY	139,600	(64)
BNP	Nikkei Dividend Future, Expiration April 2020	N/A	03/31/2020	JPY	173,400	(36)
BNP	Nikkei Dividend Future, Expiration March 2019	N/A	03/29/2019	JPY	103,125	(33)
BNP	Nikkei Dividend Future, Expiration March 2020	N/A	04/01/2020	JPY	104,880	(50)
BNP	S&P 500 Annual Dividend Index Future, Expiration December 2018	N/A	12/21/2018		2,431	81
BNP	S&P 500 Annual Dividend Index Future, Expiration December 2021	N/A	12/17/2021		1,287	65
BNP	SGX Nikkei Stock Average Dividend Point Index Future, Expiration March 2017	N/A	03/31/2017	JPY	125,325	209
BNP	SGX Nikkei Stock Average Dividend Point Index Future, Expiration March 2017	N/A	03/31/2017	JPY	119,070	174
GSI	S&P 500 Annual Dividend Index Future, Expiration December 2020	N/A	12/18/2020		995	40
						$280
JNL/DoubleLine Shiller Enhanced CAPE Fund
Total Return Swap Agreements — receiving return
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	10/20/2016		148	$6,315
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	10/21/2016		1	9
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	10/21/2016		14	23
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	10/21/2016		1	10
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	10/21/2016		2	9
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	10/21/2016		1	9
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	11/11/2016		135	5,288
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	12/16/2016		109	3,815
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	12/16/2016		49	1,726
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	01/20/2017		243	8,628
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	02/17/2017		243	8,628
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	03/24/2017		149	6,763
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	03/24/2017		39	1,304
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	03/24/2017		57	1,674
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	04/21/2017		228	2,942
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	05/19/2017		201	(56)
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	06/23/2017		113	421
						$47,508
JNL Multi-Manager Alternative Fund
Total Return Swap Agreements — receiving return
Convertible Bonds
DUB	Ablynx NV, 3.25%, 05/27/20	1-Month Euribor +1.00%	09/22/2017	EUR	241	$(17)
DUB	Aceto Corp., 2.00%, 11/01/20	Federal Funds Effective Rate +1.00%	05/03/2017		502	(19)
DUB	Aegean Marine Petroleum Network Inc., 4.00%, 11/01/18	Federal Funds Effective Rate +1.00%	05/03/2017		1,231	(14)
DUB	AK Steel Holding Corp., 5.00%, 11/15/19	Federal Funds Effective Rate +1.00%	05/03/2017		594	208
DUB	Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20	Federal Funds Effective Rate +1.00%	05/03/2017		467	3
DUB	Altra Holdings Inc., 2.75%, 03/01/31	Federal Funds Effective Rate +1.00%	05/03/2017		909	39
DUB	AMAG Pharmaceuticals Inc., 2.50%, 02/15/19	Federal Funds Effective Rate +1.00%	05/03/2017		419	3
DUB	American Realty Capital, 3.00%, 08/01/18	Federal Funds Effective Rate +1.00%	05/03/2017		525	(1)
DUB	American Residential Properties Inc., 3.25%, 11/15/18	Federal Funds Effective Rate +1.00%	05/03/2017		989	242
DUB	AmTrust Financial Services Inc., 2.75%, 12/15/44	Federal Funds Effective Rate +1.00%	05/03/2017		198	(2)
DUB	Ascent Capital Group Inc., 4.00%, 07/15/20	Federal Funds Effective Rate +1.00%	05/03/2017		388	(43)
DUB	BioMarin Pharmaceutical Inc., 1.50%, 10/15/20	Federal Funds Effective Rate +1.00%	05/03/2017		1,466	(38)
DUB	Blucora Inc., 4.25%, 04/01/19	Federal Funds Effective Rate +1.00%	05/03/2017		65	19
DUB	Bottomline Technologies Inc., 1.50%, 12/01/17	Federal Funds Effective Rate +1.00%	05/03/2017		541	(3)
DUB	BroadSoft Inc., 1.00%, 09/01/22	Federal Funds Effective Rate +1.00%	05/03/2017		331	59
DUB	CalAtlantic Group Inc., 1.25%, 08/01/32	Federal Funds Effective Rate +1.00%	05/03/2017		1,075	15
DUB	Carriage Services Inc., 2.75%, 03/15/21	Federal Funds Effective Rate +1.00%	05/03/2017		1,152	(25)
DUB	Cemex SAB de CV, 3.75%, 03/15/18	Federal Funds Effective Rate +1.00%	05/03/2017		804	109

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/ Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total Return Swap Agreements — receiving return (continued)
Convertible Bonds (continued)
DUB	Cornerstone OnDemand Inc., 1.50%, 07/01/18	Federal Funds Effective Rate +1.00%	05/03/2017		154	5
DUB	Cowen Group Inc., 3.00%, 03/15/19	Federal Funds Effective Rate +1.00%	05/03/2017		922	(95)
DUB	CSG Systems International Inc., 4.25%, 03/15/36	Federal Funds Effective Rate +1.00%	05/03/2017		75	—
DUB	Cypress Semiconductor Corp., 4.50%, 01/15/22	Federal Funds Effective Rate +1.00%	05/03/2017		677	20
DUB	Electronics for Imaging Inc., 0.75%, 09/01/19	Federal Funds Effective Rate +1.00%	05/03/2017		1,013	37
DUB	Emergent BioSolutions Inc., 2.88%, 01/15/21	Federal Funds Effective Rate +1.00%	05/03/2017		1,028	(3)
DUB	Encore Capital Group Inc., 2.88%, 03/15/21	Federal Funds Effective Rate +1.00%	05/03/2017		560	(104)
DUB	Encore Capital Group Inc., 3.00%, 11/27/17	Federal Funds Effective Rate +1.00%	05/03/2017		179	(2)
DUB	Forest City Enterprises Inc., 3.63%, 08/15/20	Federal Funds Effective Rate +1.00%	05/03/2017		293	1
DUB	Forest City Enterprises Inc., 4.25%, 08/15/18	Federal Funds Effective Rate +1.00%	05/03/2017		364	3
DUB	GPT Property Trust LP, 3.75%, 03/15/19	Federal Funds Effective Rate +1.00%	05/03/2017		621	106
DUB	Green Plains Inc., 3.25%, 10/01/18	Federal Funds Effective Rate +1.00%	05/03/2017		1,239	(34)
DUB	Green Plains Inc., 4.13%, 09/01/22	Federal Funds Effective Rate +1.00%	05/03/2017		163	13
DUB	Greenbrier Cos. Inc., 3.50%, 04/01/18	Federal Funds Effective Rate +1.00%	05/03/2017		952	75
DUB	HealthSouth Corp., 2.00%, 12/01/43	Federal Funds Effective Rate +1.00%	05/03/2017		446	38
DUB	Hologic Inc., 2.00%, 12/15/43	Federal Funds Effective Rate +1.00%	05/03/2017		1,305	(17)
DUB	Huron Consulting Group Inc., 1.25%, 10/01/19	Federal Funds Effective Rate +1.00%	05/03/2017		1,070	(16)
DUB	Iconix Brand Group Inc., 1.50%, 03/15/18	Federal Funds Effective Rate +1.00%	05/03/2017		256	1
DUB	Integra LifeSciences Holdings Corp., 1.63%, 12/15/16	Federal Funds Effective Rate +1.00%	05/03/2017		391	96
DUB	Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	Federal Funds Effective Rate +1.00%	05/03/2017		1,083	36
DUB	Keihan Electric Railway Co., 0.00%, 03/30/21	1-Month Japanese Yen +1.00%	12/05/2016	JPY	41,600	(9)
DUB	Knowles Corp., 3.25%, 11/01/21	Federal Funds Effective Rate +1.00%	05/03/2017		896	(5)
DUB	LGI Homes Inc., 4.25%, 11/15/19	Federal Funds Effective Rate +1.00%	05/03/2017		661	249
DUB	Liberty Media Corp., 1.38%, 10/15/23	Federal Funds Effective Rate +1.00%	05/03/2017		1,078	64
DUB	Liberty Media Corp., 4.00%, 11/15/29	Federal Funds Effective Rate +1.00%	05/03/2017		567	3
DUB	Live Nation Entertainment Inc., 2.50%, 05/15/19	Federal Funds Effective Rate +1.00%	05/03/2017		485	12
DUB	M/I Homes Inc., 3.25%, 09/15/17	Federal Funds Effective Rate +1.00%	05/03/2017		57	—
DUB	Medicines Co., 2.75%, 07/15/23	Federal Funds Effective Rate +1.00%	05/03/2017		90	1
DUB	Navistar International Corp., 4.75%, 04/15/19	Federal Funds Effective Rate +1.00%	05/03/2017		907	91
DUB	NuVasive Inc., 2.25%, 03/15/21	Federal Funds Effective Rate +1.00%	05/03/2017		131	(1)
DUB	PDL BioPharma Inc., 4.00%, 02/01/18	Federal Funds Effective Rate +1.00%	05/03/2017		167	1
DUB	Portfolio Recovery Associates Inc., 3.00%, 08/01/20	Federal Funds Effective Rate +1.00%	05/03/2017		491	(22)
DUB	PTC Therapeutics Inc., 3.00%, 08/15/22	Federal Funds Effective Rate +1.00%	05/03/2017		292	(78)
DUB	Quidel Corp., 3.25%, 12/15/20	Federal Funds Effective Rate +1.00%	05/03/2017		412	(7)
DUB	Redwood Trust Inc., 5.63%, 11/15/19	Federal Funds Effective Rate +1.00%	05/03/2017		299	17
DUB	Renewable Energy Group Inc., 4.00%, 06/15/36	Federal Funds Effective Rate +1.00%	05/03/2017		74	(3)
DUB	Rovi Corp., 0.50%, 03/01/20	Federal Funds Effective Rate +1.00%	05/03/2017		400	(17)
DUB	RTI International Metals Inc., 1.63%, 10/15/19	Federal Funds Effective Rate +1.00%	05/03/2017		98	(1)
DUB	Ryland Group Inc., 0.25%, 06/01/19	Federal Funds Effective Rate +1.00%	05/03/2017		442	(7)
DUB	Shutterfly Inc., 0.25%, 05/15/18	Federal Funds Effective Rate +1.00%	05/03/2017		992	(42)
DUB	SM Energy Co., 1.50%, 07/01/21	Federal Funds Effective Rate +1.00%	05/03/2017		897	27
DUB	Solazyme Inc., 5.00%, 10/01/19	Federal Funds Effective Rate +1.00%	05/03/2017		679	(125)
DUB	Starwood Property Trust Inc., 3.75%, 10/15/17	Federal Funds Effective Rate +1.00%	05/03/2017		1,748	3
DUB	Starwood Waypoint Residential Trust, 3.00%, 07/01/19	Federal Funds Effective Rate +1.00%	05/03/2017		811	85
DUB	Starwood Waypoint Residential Trust, 4.50%, 10/15/17	Federal Funds Effective Rate +1.00%	05/03/2017		119	(1)
DUB	Theravance Inc., 2.13%, 01/15/23	Federal Funds Effective Rate +1.00%	05/03/2017		419	17
DUB	Toll Brothers Finance Corp., 0.50%, 09/15/32	Federal Funds Effective Rate +1.00%	05/03/2017		345	(1)
DUB	Trinity Industries Inc., 3.88%, 06/01/36	Federal Funds Effective Rate +1.00%	05/03/2017		1,766	(38)
DUB	Tullow Oil Plc, 6.63%, 07/12/21	1-Month LIBOR +1.00%	07/11/2017		409	75
DUB	Unicharm Corp., 0.00%, 09/25/20	1-Month Japanese Yen +1.00%	12/05/2016	JPY	60,350	6
DUB	Wabash National Corp., 3.38%, 05/01/18	Federal Funds Effective Rate +1.00%	05/03/2017		294	42
DUB	Weatherford Bermuda Holdings Ltd., 5.88%, 07/01/21	Federal Funds Effective Rate +1.00%	05/03/2017		956	(1)
DUB	Wright Medical Group Inc., 2.00%, 02/15/20	Federal Funds Effective Rate +1.00%	05/03/2017		1,203	44

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/ Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total Return Swap Agreements — receiving return (continued)
Convertible Bonds (continued)
DUB	Wright Medical Group Inc., 2.25%, 11/15/21	Federal Funds Effective Rate +1.00%	05/03/2017		561	38
DUB	Yahoo! Inc., 0.00%, 12/01/18	Federal Funds Effective Rate +1.00%	05/03/2017		423	5
Common Stocks
BOA	Dell Technologies Inc.	3-Month LIBOR +0.50%	09/12/2017		28	22
BOA	FMC Technologies Inc.	3-Month LIBOR +0.40%	08/11/2017		368	53
BOA	Ingram Micro Inc. - Class A	3-Month LIBOR +0.50%	07/20/2017		4,313	59
BOA	J Sainsbury Plc	3-Month LIBOR +0.45%	09/11/2017		—	—
BOA	SABMiller Plc	3-Month LIBOR +0.45%	09/27/2017		8,632	(392)
BOA	Syngenta AG	3-Month LIBOR +0.45%	06/28/2017		1,059	140
BOA	Valspar Corp.	3-Month LIBOR +0.40%	07/12/2017		1,087	(3)
BOA	Whistler Blackcomb Holdings Inc.	1-Month LIBOR +0.50%	09/29/2017		1,015	24
DUB	Bunge Ltd.	Federal Funds Effective Rate +1.00%	05/03/2017		110	(3)
						$1,017
Total Return Swap Agreements — paying return
Convertible Bonds
DUB	Air Lease Corp., 3.88%, 12/01/18	Federal Funds Effective Rate -0.30%	05/03/2017		(334)	$—
Common Stocks
BOA	Technip SA	3-Month LIBOR -0.35%	10/02/2017		(2,190)	(231)
BOA	VMware Inc.	3-Month LIBOR -0.40%	05/17/2017		(58)	(19)
DUB	Ablynx NV	1-Month Euribor -1.75%	09/22/2017	EUR	(128)	14
DUB	Aceto Corp.	Federal Funds Effective Rate -0.30%	05/03/2017		(402)	74
DUB	Advanced Micro Devices Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(862)	(140)
DUB	Aegean Marine Petroleum Network Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(467)	(72)
DUB	AK Steel Holding Corp.	Federal Funds Effective Rate -12.50%	05/03/2017		(741)	(15)
DUB	Alcoa Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(298)	6
DUB	Allscripts Healthcare Solutions Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(115)	(3)
DUB	Altra Industrial Motion Corp.	Federal Funds Effective Rate -0.30%	05/03/2017		(639)	(80)
DUB	AMAG Pharmaceuticals Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(254)	—
DUB	American Homes For Rent - Class A	Federal Funds Effective Rate -0.30%	05/03/2017		(1,210)	(136)
DUB	AmTrust Financial Services Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(6)	(1)
DUB	Ascent Capital Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(143)	(79)
DUB	Atlas Air Worldwide Holdings Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(56)	(7)
DUB	BioMarin Pharmaceutical Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(526)	22
DUB	Bottomline Technologies Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(266)	(8)
DUB	BroadSoft Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(708)	(190)
DUB	Bunge Ltd.	Federal Funds Effective Rate -0.30%	05/03/2017		(449)	12
DUB	Calatlantic Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(509)	12
DUB	Carriage Services Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(1,086)	(54)
DUB	Cemex SAB de CV	Federal Funds Effective Rate -0.30%	05/03/2017		(1,377)	(202)
DUB	Charter Communications Inc. - Class A	Federal Funds Effective Rate -0.30%	05/03/2017		(363)	(8)
DUB	Colony Starwood Homes	Federal Funds Effective Rate -0.30%	05/03/2017		(1,507)	22
DUB	Cornerstone OnDemand Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(208)	(13)
DUB	Cowen Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(361)	(20)
DUB	CSG Systems International Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(272)	5
DUB	Ctrip.com International Ltd.	Federal Funds Effective Rate -0.30%	05/03/2017		(396)	(13)
DUB	Cypress Semiconductor Corp.	Federal Funds Effective Rate -0.30%	05/03/2017		(154)	(6)
DUB	DISH Network Corp. - Class A	Federal Funds Effective Rate -0.30%	05/03/2017		(561)	(25)
DUB	Electronics for Imaging Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(372)	(20)
DUB	Element Financial Corp.	3-Month Canada Bankers Acceptance -0.30%	05/04/2017	CAD	(514)	(45)
DUB	Emergent BioSolutions Inc.	Federal Funds Effective Rate -0.30%	05/03/2017		(768)	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total Return Swap Agreements — paying return (continued)
Common Stocks (continued)
DUB	Encore Capital Group Inc.	Federal Funds Effective Rate -1.75%	05/03/2017	(343)		44
DUB	Forest City Enterprises Inc. - Class A	Federal Funds Effective Rate -0.30%	05/03/2017	(683)		—
DUB	Gramercy Property Trust	Federal Funds Effective Rate -0.30%	05/03/2017	(589)		(83)
DUB	Green Plains Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(1,449)		(472)
DUB	Greenbrier Cos. Inc.	Federal Funds Effective Rate -1.25%	05/03/2017	(405)		(69)
DUB	Griffon Corp.	Federal Funds Effective Rate -0.30%	05/03/2017	(939)		(59)
DUB	HealthSouth Corp.	Federal Funds Effective Rate -0.30%	05/03/2017	(415)		(9)
DUB	Hologic Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(256)		(15)
DUB	Huron Consulting Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(350)		8
DUB	Iconix Brand Group Inc.	Federal Funds Effective Rate -1.00%	05/03/2017	(138)		(7)
DUB	Innoviva Inc.	Federal Funds Effective Rate -1.00%	05/03/2017	(355)		10
DUB	Inphi Corp.	Federal Funds Effective Rate -0.30%	05/03/2017	(204)		(11)
DUB	Insulet Corp.	Federal Funds Effective Rate -0.30%	05/03/2017	(121)		8
DUB	Integra LifeSciences Holdings Corp.	Federal Funds Effective Rate -0.30%	05/03/2017	(1,408)		(157)
DUB	Interactive Intelligence Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(107)		(4)
DUB	Intercept Pharmaceuticals Inc.	Federal Funds Effective Rate -1.00%	05/03/2017	(595)		8
DUB	Jakks Pacific Inc.	Federal Funds Effective Rate -2.50%	05/03/2017	(240)		(32)
DUB	Keihan Holdings Co. Ltd.	1-Month Japanese Yen -0.40%	12/05/2016	JPY	(6,935)	1
DUB	Knowles Corp.	Federal Funds Effective Rate -0.25%	05/03/2017	(605)		2
DUB	LGI Homes Inc.	Federal Funds Effective Rate -1.13%	05/03/2017	(847)		(235)
DUB	Liberty Braves Group - Class A	Federal Funds Effective Rate -0.30%	05/03/2017	(15)		(10)
DUB	Liberty Media Group - Class A	Federal Funds Effective Rate -0.30%	05/03/2017	(35)		(78)
DUB	Liberty SiriusXM Group	Federal Funds Effective Rate -0.30%	05/03/2017	(490)		(20)
DUB	Live Nation Entertainment Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(197)		(6)
DUB	M/I Homes Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(367)		(36)
DUB	Medicines Co.	Federal Funds Effective Rate -0.30%	05/03/2017	(487)		(16)
DUB	Meritage Homes Corp.	Federal Funds Effective Rate -0.30%	05/03/2017	(69)		(2)
DUB	Molina Healthcare Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(323)		(24)
DUB	Navistar International Corp.	Federal Funds Effective Rate -0.30%	05/03/2017	(152)		(24)
DUB	Nipro Corp.	1-Month Japanese Yen -0.40%	12/05/2016	JPY	(20,637)	(9)
DUB	NuVasive Inc.	Federal Funds Effective Rate -0.25%	05/03/2017	(580)		(49)
DUB	PDL BioPharma Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(22)		(1)
DUB	PRA Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(38)		(2)
DUB	Proofpoint Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(96)		(8)
DUB	PTC Therapeutics Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(35)		(40)
DUB	Quidel Corp.	Federal Funds Effective Rate -0.30%	05/03/2017	(207)		(30)
DUB	Redwood Trust Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(128)		(5)
DUB	Renewable Energy Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(451)		18
DUB	Shutterfly Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(317)		38
DUB	SM Energy Co.	Federal Funds Effective Rate -0.30%	05/03/2017	(708)		(38)
DUB	Starwood Property Trust Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(513)		(12)
DUB	Terravia Holdings Inc.	Federal Funds Effective Rate -25.25%	05/03/2017	(311)		(4)
DUB	Time Warner Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(37)		(3)
DUB	Tivo Corp.	Federal Funds Effective Rate -0.30%	05/03/2017	(115)		11
DUB	Trinity Industries Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(866)		(67)
DUB	Tullow Oil Plc	1-Month LIBOR -0.40%	07/27/2017	GBP	(181)	(35)
DUB	Unicharm Corp.	1-Month Japanese Yen -0.40%	12/05/2016	JPY	(26,294)	(19)
DUB	Vereit Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(45)		(3)
DUB	Vitamin Shoppe Inc.	Federal Funds Effective Rate -0.30%	05/03/2017	(245)		21
DUB	Wabash National Corp.	Federal Funds Effective Rate -0.30%	05/03/2017	(599)		(63)
DUB	Weatherford International Ltd.	Federal Funds Effective Rate -0.30%	05/03/2017	(629)		7
DUB	WebMD Health Corp.	Federal Funds Effective Rate -0.30%	05/03/2017	(320)		10
DUB	Wright Medical Group NV	Federal Funds Effective Rate -0.30%	05/03/2017	(1,751)		(249)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/Received by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total Return Swap Agreements — paying return (continued)
Government Securities
DUB	U.S. Treasury Note, 1.50%, 08/15/26	Federal Funds Effective Rate -0.30%	05/03/2017	(1,852)	$(12)
					$(3,051)

Counterparty	Reference Entity	Rate Paid/Received by Fund	Termination Date(9)	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL/Westchester Capital Event Driven Fund
Total Return Swap Agreements — receiving return
BOA	FMC Technologies Inc.	3-Month LIBOR +0.40%	08/11/2017	616	$89
BOA	General Motors Co.	3-Month LIBOR +0.40%	06/16/2017	4,769	493
BOA	LinkedIn Corp.	3-Month LIBOR +0.40%	08/17/2017	3,620	8
BOA	Syngenta AG	3-Month LIBOR +0.45%	04/24/2017	2,214	158
BOA	Syngenta AG	3-Month LIBOR +0.40%	09/19/2017	7,169	825
BOA	Valspar Corp.	3-Month LIBOR +0.40%	07/12/2017	10,228	(94)
BOA	Whistler Blackcomb Holdings Inc.	3-Month LIBOR +0.50%	09/29/2017	1,710	41
JPM	American International Group Inc.	3-Month LIBOR +0.35%	08/21/2017	4,994	—
JPM	Dell Technologies Inc.	3-Month LIBOR +0.30%	09/07/2017	2,200	1,710
JPM	Eaton Vance Floating-Rate Income Trust	3-Month LIBOR +0.80%	05/04/2017	1,546	250
JPM	SABMiller Plc	3-Month LIBOR +0.30%	09/27/2017	23,176	(717)
JPM	SFX Entertainment Inc.	3-Month LIBOR +0.55%	05/05/2017	6	(3)
JPM	Starwood Property Trust Inc.	3-Month LIBOR +0.41%	09/06/2017	2,803	376
JPM	Vivendi SA	3-Month LIBOR +0.40%	09/18/2017	6,351	820
JPM ††	Winthrop Realty Trust	3-Month LIBOR +0.30%	08/07/2017	380	(141)
					$3,815
Total Return Swap Agreements — paying return
BOA	Technip SA	3-Month LIBOR -0.35%	10/02/2017	(5,843)	$(572)

Schedule of Over the Counter Total Return Basket Swap Agreements

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount(1)	Net Value of Reference Entities	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund
MSC	Equity Securities - Short†	Federal Funds Effective Rate	05/03/2017	(111,742)	$(111,836)	$(204)

†The following represents the individual short positions and related values of equity securities underlying the total return basket swap

	Shares	Value
Equity Securities - Short
Consumer Discretionary
Advance Auto Parts Inc.	(10)	(1,551)
Amazon.com Inc.	—	(184)
Ascena Retail Group Inc.	(104)	(583)
CalAtlantic Group Inc.	(4)	(124)
CarMax Inc.	(25)	(1,339)
Chipotle Mexican Grill Inc.	(4)	(1,719)
Fossil Group Inc.	(22)	(611)
GameStop Corp.	(57)	(1,575)
G-III Apparel Group Ltd.	(16)	(466)
Guess Inc.	(42)	(614)
IMAX Corp.	(11)	(307)
Liberty Broadband Corp. - Class A	(4)	(253)
Loral Space & Communications Inc.	(14)	(528)
Monro Muffler Brake Inc.	(8)	(459)
Netflix Inc.	(14)	(1,350)
Nike Inc.	(28)	(1,464)
Norwegian Cruise Line Holdings Ltd.	(45)	(1,712)
Penske Auto Group Inc.	(5)	(231)
Restoration Hardware Holdings Inc.	(21)	(726)
Royal Caribbean Cruises	(25)	(1,889)
Signet Jewelers Ltd.	(22)	(1,602)
Tesla Motors Inc.	(6)	(1,316)
Tractor Supply Co.	(9)	(613)
Under Armour Inc. - Class A	(34)	(1,315)
Under Armour Inc. - Class C	(10)	(349)
Wynn Resorts Ltd.	(10)	(935)
		(23,815)
Consumer Staples
Boston Beer Co. Inc. - Class A	(1)	(109)
Costco Wholesale Corp.	(1)	(183)
Estee Lauder Cos. Inc.	(9)	(797)
Reynolds American Inc.	(33)	(1,537)
Walgreens Boots Alliance Inc.	(3)	(258)
		(2,884)
Energy
Bristow Group Inc.	(17)	(234)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Over the Counter Total Return Basket Swap Agreements

	Shares	Value
Energy (continued)
Carbo Ceramics Inc.	(11)	(120)
Cheniere Energy Inc.	(39)	(1,687)
Chevron Corp.	(17)	(1,760)
Exxon Mobil Corp.	(19)	(1,658)
Golar LNG Ltd.	(50)	(1,064)
Halliburton Co.	(37)	(1,651)
Kosmos Energy Ltd.	(115)	(738)
Pembina Pipeline Corp.	(46)	(1,407)
Schlumberger Ltd.	(21)	(1,612)
Weatherford International Plc	(292)	(1,640)
Whiting Petroleum Corp.	(150)	(1,314)
		(14,885)
Financials
Allied World Assurance Co. Holdings Ltd.	(10)	(404)
Bank of the Ozarks Inc.	(13)	(484)
Brookfield Asset Management Inc.	(12)	(405)
CBOE Holdings Inc.	(24)	(1,563)
Erie Indemnity Co. - Class A	(5)	(459)
FactSet Research Systems Inc.	(5)	(827)
Financial Engines Inc.	(34)	(1,010)
Home BancShares Inc.	(12)	(254)
Kemper Corp.	(26)	(1,026)
Markel Corp.	(1)	(659)
Mercury General Corp.	(22)	(1,201)
OneMain Holdings Inc.	(5)	(158)
ProAssurance Corp.	(3)	(131)
TFS Financial Corp.	(7)	(132)
United Bankshares Inc.	(18)	(667)
White Mountains Insurance Group Ltd.	(2)	(1,685)
WisdomTree Investments Inc.	(72)	(744)
		(11,809)
Health Care
Acadia Pharmaceuticals Inc.	(49)	(1,559)
Alnylam Pharmaceuticals Inc.	(7)	(468)
Bluebird Bio Inc.	(20)	(1,376)
Dexcom Inc.	(18)	(1,569)
Diplomat Pharmacy Inc.	(14)	(392)
Endo International Plc	(80)	(1,618)
Illumina Inc.	(4)	(690)
Inovalon Holdings Inc. - Class A	(11)	(159)
Kite Pharma Inc.	(20)	(1,106)
Molina Healthcare Inc.	(19)	(1,108)
Novavax Inc.	(154)	(319)
Puma Biotechnology Inc.	(3)	(221)
Team Health Holdings Inc.	(41)	(1,319)
Tenet Healthcare Corp.	(15)	(344)
Ultragenyx Pharmaceutical Inc.	(19)	(1,341)
		(13,589)
Industrials
Air Lease Corp.	(24)	(686)
Allegiant Travel Co.	(1)	(106)
Healthcare Services Group Inc.	(4)	(142)
Middleby Corp.	(5)	(668)
Old Dominion Freight Line Inc.	(3)	(206)
Roper Technologies Inc.	(4)	(657)
Spirit Airlines Inc.	(39)	(1,642)
Stericycle Inc.	(4)	(328)
Waste Connections Inc.	(22)	(1,658)
Werner Enterprises Inc.	(40)	(928)
Woodward Inc.	(3)	(194)
WW Grainger Inc.	(1)	(214)
XPO Logistics Inc.	(12)	(425)
		(7,854)
Information Technology
Alphabet Inc. - Class A	(1)	(527)
Cognex Corp.	(11)	(581)
Electronics for Imaging Inc.	(26)	(1,262)
EPAM Systems Inc.	(3)	(180)
FireEye Inc.	(92)	(1,352)
First Solar Inc.	(48)	(1,899)
Integrated Device Technology Inc.	(11)	(247)
MasterCard Inc. - Class A	(11)	(1,069)
Maximus Inc.	(14)	(781)
Micron Technology Inc.	(96)	(1,703)
NetScout Systems Inc.	(49)	(1,445)
Pandora Media Inc.	(125)	(1,786)
Skyworks Solutions Inc.	(4)	(305)
Splunk Inc.	(3)	(176)
SS&C Technologies Inc.	(5)	(167)
Synaptics Inc.	(19)	(1,131)
Tableau Software Inc.	(31)	(1,686)
Tyler Technologies Inc.	(5)	(882)
Ultimate Software Group Inc.	(1)	(194)
ViaSat Inc.	(21)	(1,553)
Visa Inc.	(17)	(1,365)
Zebra Technologies Corp. - Class A	(24)	(1,692)
		(21,983)
Materials
Allegheny Technologies Inc.	(59)	(1,063)
CF Industries Holdings Inc.	(70)	(1,695)
Compass Minerals International Inc.	(6)	(420)
Franco-Nevada Corp.	(24)	(1,663)
Martin Marietta Materials Inc.	(1)	(179)
Methanex Corp.	(28)	(999)
Platform Specialty Products Corp.	(121)	(979)
Silver Wheaton Corp.	(63)	(1,703)
Vulcan Materials Co.	(2)	(182)
WestRock Co.	(12)	(601)
		(9,484)
Real Estate
Equinix Inc.	(5)	(1,650)
Howard Hughes Corp.	(12)	(1,420)
Jones Lang LaSalle Inc.	(7)	(740)
Kennedy-Wilson Holdings Inc.	(61)	(1,367)
Life Storage Inc.	(4)	(356)
		(5,533)
Total Equity Securities - Short		$(111,836)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Schedule of Over the Counter Non Deliverable Bond Forward Contracts

Counterparty	Reference Obligation	Expiration Date	Notional Amount(1)		Unrealized Depreciation
JNL/Goldman Sachs Emerging Markets Debt Fund
DUB	Republic of Columbia Treasury Bond, 7.50%, 08/26/2026	10/11/2016	COP	8,067,900	$(6)
DUB	Republic of Columbia Treasury Bond, 7.75%, 09/18/2030	10/11/2016	COP	4,755,100	(6)
					$(12)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

(9)Termination date generally reflects the expected completion date for the event driven investment opportunity.  The total return equity swap agreements expire 365 days after the effective date and are rolled over until the termination date.  Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

††Swap agreement fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in these Notes to Schedules Investments.

Income Tax Matters - As of September 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/AB Dynamic Asset Allocation Fund	$39,757	$594	$(189)	$405
JNL/AQR Managed Futures Strategy Fund	705,282	—	(179)	(179)
JNL/BlackRock Global Allocation Fund	3,969,065	235,883	(272,160)	(36,277)
JNL/BlackRock Large Cap Select Growth Fund	2,322,866	385,124	(21,438)	363,686
JNL/BlackRock Natural Resources Fund	975,324	121,744	(146,076)	(24,332)
JNL/Boston Partners Global Long Short Equity Fund
Long Investments	678,725	60,871	(16,626)	44,245
Short Investments	267,826	6,134	(23,154)	(17,020)
JNL/Brookfield Global Infrastructure and MLP Fund	841,879	93,409	(25,291)	68,118
JNL/Capital Guardian Global Balanced Fund	481,252	43,312	(23,838)	19,474
JNL/Causeway International Value Select Fund	834,016	55,479	(79,603)	(24,124)
JNL/Crescent High Income Fund	651,476	10,757	(1,620)	9,137
JNL/DFA U.S. Core Equity Fund	741,489	173,512	(50,218)	123,294
JNL/DoubleLine Emerging Markets Fixed Income Fund	137,830	2,297	(262)	2,035
JNL/DoubleLine Shiller Enhanced CAPE Fund	730,934	4,574	(1,337)	3,237
JNL/FPA + DoubleLine Flexible Allocation Fund	2,090,640	89,347	(108,953)	(19,606)
JNL/Franklin Templeton Global Growth Fund	967,777	125,592	(128,488)	(2,896)
JNL/Franklin Templeton Global Multisector Bond Fund	1,634,970	65,498	(103,710)	(38,212)
JNL/Franklin Templeton Income Fund	2,434,262	180,747	(122,905)	57,842
JNL/Franklin Templeton International Small Cap Growth Fund	550,457	65,613	(75,683)	(10,070)
JNL/Franklin Templeton Mutual Shares Fund	1,038,742	204,981	(100,573)	104,408
JNL/Goldman Sachs Core Plus Bond Fund	1,379,240	40,380	(6,926)	33,454
JNL/Goldman Sachs Emerging Markets Debt Fund	341,185	9,081	(37,068)	(27,987)
JNL/Goldman Sachs Mid Cap Value Fund	894,831	77,170	(20,268)	56,902
JNL/Goldman Sachs U.S. Equity Flex Fund
Long Investments	432,558	46,142	(10,821)	35,321
Short Investments	111,343	3,382	(15,470)	(12,088)
JNL/Harris Oakmark Global Equity Fund	62,389	6,313	(4,087)	2,226
JNL/Invesco China-India Fund	420,964	75,473	(21,231)	54,242
JNL/Invesco Global Real Estate Fund	1,928,753	159,710	(82,790)	76,920
JNL/Invesco International Growth Fund	1,288,497	120,855	(101,477)	19,378
JNL/Invesco Mid Cap Value Fund	568,640	59,367	(40,762)	18,605
JNL/Invesco Small Cap Growth Fund	1,312,182	259,500	(83,621)	175,879

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/JPMorgan MidCap Growth Fund	$1,565,210	$183,261	$(82,912)	$100,349
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,599,359	86,043	(3,567)	82,476
JNL/Lazard Emerging Markets Fund	950,019	128,492	(154,838)	(26,346)
JNL/Mellon Capital Emerging Markets Index Fund	1,021,770	106,965	(159,109)	(52,144)
JNL/Mellon Capital European 30 Fund	396,708	37,178	(46,613)	(9,435)
JNL/Mellon Capital Pacific Rim 30 Fund	211,670	14,516	(11,665)	2,851
JNL/Mellon Capital S&P 500 Index Fund	5,008,712	1,480,717	(185,942)	1,294,775
JNL/Mellon Capital S&P 400 MidCap Index Fund	2,103,402	397,139	(149,951)	247,188
JNL/Mellon Capital Small Cap Index Fund	1,876,178	384,323	(126,453)	257,870
JNL/Mellon Capital International Index Fund	2,309,907	387,251	(324,212)	63,039
JNL/Mellon Capital Bond Index Fund	1,230,733	42,782	(1,222)	41,560
JNL/Mellon Capital Utilities Sector Fund	75,996	5,807	(2,179)	3,628
JNL/Morgan Stanley Mid Cap Growth Fund	133,401	17,046	(10,446)	6,600
JNL Multi-Manager Alternative Fund	727,691	32,452	(14,288)	18,164
JNL Multi-Manager Mid Cap Fund	658,555	13,370	(3,047)	10,323
JNL Multi-Manager Small Cap Growth Fund	1,354,704	166,902	(49,772)	117,130
JNL Multi-Manager Small Cap Value Fund	1,079,756	125,990	(39,661)	86,329
JNL/Neuberger Berman Strategic Income Fund	811,363	17,998	(9,389)	8,609
JNL/Oppenheimer Emerging Markets Innovator Fund	294,130	43,521	(15,211)	28,310
JNL/Oppenheimer Global Growth Fund	1,689,889	345,241	(104,896)	240,345
JNL/PIMCO Real Return Fund	2,594,750	—	(237,310)	(237,310)
JNL/PIMCO Total Return Bond Fund	6,280,403	170,524	(43,763)	126,761
JNL/PPM America Floating Rate Income Fund	1,298,772	9,123	(33,334)	(24,211)
JNL/PPM America High Yield Bond Fund	2,525,230	120,548	(118,980)	1,568
JNL/PPM America Mid Cap Value Fund	545,477	59,703	(28,656)	31,047
JNL/PPM America Small Cap Value Fund	608,463	48,575	(30,045)	18,530
JNL/PPM America Total Return Fund	1,162,691	37,545	(3,791)	33,754
JNL/PPM America Value Equity Fund	164,977	18,846	(8,593)	10,253
JNL/Red Rocks Listed Private Equity Fund	492,670	27,777	(17,491)	10,286
JNL/S&P Competitive Advantage Fund	3,225,132	237,404	(322,571)	(85,167)
JNL/S&P Dividend Income & Growth Fund	5,297,756	657,593	(76,528)	581,065
JNL/S&P International 5 Fund	111,797	8,711	(7,014)	1,697
JNL/S&P Intrinsic Value Fund	3,015,146	179,617	(314,504)	(134,887)
JNL/S&P Mid 3 Fund	293,547	6,393	(10,583)	(4,190)
JNL/S&P Total Yield Fund	2,484,507	190,470	(183,620)	6,850
JNL/Scout Unconstrained Bond Fund	1,346,875	4,962	(1,729)	3,233
JNL/T. Rowe Price Established Growth Fund	5,348,713	1,574,542	(171,791)	1,402,751
JNL/T. Rowe Price Mid-Cap Growth Fund	3,181,487	886,939	(87,456)	799,483
JNL/T. Rowe Price Short-Term Bond Fund	1,678,217	10,949	(730)	10,219
JNL/T. Rowe Price Value Fund	3,805,324	434,327	(82,029)	352,298
JNL/Westchester Capital Event Driven Fund	327,080	15,005	(3,284)	11,721
JNL/WMC Balanced Fund	5,617,604	639,028	(84,204)	554,824
JNL/WMC Money Market Fund	1,426,565	—	—	—
JNL/WMC Value Fund	1,347,499	394,285	(75,458)	318,827

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2016

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2016

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.